UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2021

Date of reporting period: November 1, 2020 through October 31, 2021*

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Explanatory Note
:
This Form N-CSR/A for Nationwide Mutual Funds (the “Registrant”) is being filed to: (i) correct the audit opinion date contained in the NMF Target Destinations Funds’ shareholder report. Other than the aforementioned amendment, no other information or disclosures contained in the Registrant’s Form N-CSR filed on December 22, 2021 (Accession No.
0001839673-21-000029) are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

*BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year End.

Annual Report
October 31, 2021
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 43
Statements of Investments 47
Statements of Assets and Liabilities 58
Statements of Operations 66
Statements of Changes in Net Assets 70
Statement of Cash Flows 84
Financial Highlights 85
Notes to Financial Statements 95
Report of Independent Registered Public Accounting Firm 115
Supplemental Information 116
Management Information 119
Market Index Definitions 122
Glossary 127

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Destination 2025 Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, Nationwide
Destination 2025 Class A Fund returned 19.06% versus
17.95% for its benchmark, the S&P Target Date To 2025 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2025 (consisting of
214 investments as of October 31, 2021), was 21.99% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by economic reopening from the
global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the S&P 500
®
Index returning 42.91%. Developed market non-
U.S. stocks also benefitted from the tailwinds of the global reopening although still lagged the U.S. equity indices. The
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned 34.18%, and the MSCI Emerging Markets
®
Index returned 16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59%
for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amidst higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Contract, which registered
-0.68%, -5.49%, 2.16% respectively during the reporting period.
The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

4 - Fund Commentary - October 31, 2021 - Nationwide Destination 2025 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 48.2%
Fixed Income Funds 40.8%
Investment Contract 6.6%
Alternative Assets 4.5%
Money Market Fund 1.9%
Liabilities in excess of other assets (2.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 28.5%
Nationwide Bond Portfolio, Class R6 17.2%
Nationwide International Index Fund, Class R6 11.5%
Nationwide Bond Index Fund, Class R6 9.0%
Nationwide Core Plus Bond Fund, Class R6 8.1%
Nationwide Contract 6.5%
Nationwide Amundi Strategic Income Fund, Class
R6 4.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.7%
iShares Core MSCI Emerging Markets ETF 3.5%
Nationwide Mid Cap Market Index Fund, Class R6 2.7%
Other Holdings 4.9%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2025 Fund - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
19.06% 9.35% 8.15% 8/29/2007
w/SC
2
12.21% 8.06% 7.51%
Class R
3,4
18.73% 9.07% 7.85% 8/29/2007
Class R6
3,5
19.56% 9.88% 8.66% 8/29/2007
Institutional Service Class
3
19.28% 9.62% 8.39% 8/29/2007
S&P Target Date To 2025
Index 17.95% 9.02% 7.85%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2021 - Nationwide Destination 2025 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2025 Fund versus the S&P Target
Date (TD) To 2025 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2030 Fund - October 31, 2021 - Fund Commentary - 7
For the annual period ended October 31, 2021, Nationwide
Destination 2030 Class A Fund returned 23.98% versus
22.54% for its benchmark, the S&P Target Date To 2030 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2030 (consisting of
224 investments as of October 31, 2021), was 22.93% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global economic reopening following
the beginning of the COVID-19 pandemic, which brought with it a dramatic rebound in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher, supported by continuing accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but did lag the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also reflected mixed results during
the reporting period amid fluctuating interest rates. The
Bloomberg U.S. Aggregate Bond Index returned -0.48% as the
impacts of the Federal Reserve’s continued accommodative
policy and a steeper yield curve were mostly offset by income and tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amidst higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively,
and were the largest contributors to the Fund’s returns for the period, despite the latter underperforming its benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Contract, which registered
-.68%, -5.49%, 2.16% respectively, during the reporting period.
The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

8 - Fund Commentary - October 31, 2021 - Nationwide Destination 2030 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 62.0%
Fixed Income Funds 32.2%
Alternative Assets 3.2%
Investment Contract 2.6%
Money Market Fund 1.4%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 34.6%
Nationwide International Index Fund, Class R6 15.8%
Nationwide Bond Portfolio, Class R6 14.6%
Nationwide Bond Index Fund, Class R6 7.3%
Nationwide Core Plus Bond Fund, Class R6 6.8%
iShares Core MSCI Emerging Markets ETF 4.8%
Nationwide Mid Cap Market Index Fund, Class R6 3.9%
Nationwide Amundi Strategic Income Fund, Class
R6 3.2%
Nationwide Contract 2.6%
Nationwide Small Cap Index Fund, Class R6 2.0%
Other Holdings 4.4%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2030 Fund - October 31, 2021 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
23.98% 10.55% 9.10% 8/29/2007
w/SC
2
16.80% 9.24% 8.45%
Class R
3,4
23.54% 10.26% 8.81% 8/29/2007
Class R6
3,5
24.53% 11.08% 9.63% 8/29/2007
Institutional Service Class
3
24.28% 10.83% 9.36% 8/29/2007
S&P Target Date To 2030
Index 22.54% 10.23% 8.75%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

10 - Fund Commentary - October 31, 2021 - Nationwide Destination 2030 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2030 Fund versus the S&P Target
Date (TD) To 2030 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2035 Fund - October 31, 2021 - Fund Commentary - 11
For the annual period ended October 31, 2021 Nationwide
Destination 2035 Class A Fund returned 28.79% versus
26.91% for its benchmark, the S&P Target Date To 2035 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2035 (consisting of
207 investments as of October 31, 2021), was 30.81% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. The recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returning
34.18%. The MSCI Emerging Markets
®
Index returned 16.96%
as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amidst higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s twelve underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period, despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Contract, which registered
-0.68%, -5.49%, 2.16% respectively, during the reporting
period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

12 - Fund Commentary - October 31, 2021 - Nationwide Destination 2035 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 74.2%
Fixed Income Funds 22.1%
Alternative Assets 2.6%
Money Market Fund 1.3%
Investment Contract 1.1%
Liabilities in excess of other assets (1.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.7%
Nationwide International Index Fund, Class R6 18.6%
Nationwide Bond Portfolio, Class R6 11.1%
iShares Core MSCI Emerging Markets ETF 6.3%
Nationwide Mid Cap Market Index Fund, Class R6 5.0%
Nationwide Bond Index Fund, Class R6 4.7%
Nationwide Core Plus Bond Fund, Class R6 4.5%
Nationwide Amundi Strategic Income Fund, Class
R6 2.6%
Nationwide Small Cap Index Fund, Class R6 2.5%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.3%
Other Holdings 2.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2035 Fund - October 31, 2021 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
28.79% 11.51% 9.86% 8/29/2007
w/SC
2
21.45% 10.20% 9.20%
Class R
3,4
28.39% 11.22% 9.57% 8/29/2007
Class R6
3,5
29.51% 12.07% 10.40% 8/29/2007
Institutional Service Class
3
29.09% 11.78% 10.12% 8/29/2007
S&P Target Date To 2035
Index 26.91% 11.29% 9.51%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Fund Commentary - October 31, 2021 - Nationwide Destination 2035 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2035 Fund versus the S&P Target
Date (TD) To 2035 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2040 Fund - October 31, 2021 - Fund Commentary - 15
For the annual period ended October 31, 2021, Nationwide
Destination 2040 Class A Fund returned 32.10% versus
30.24% for its benchmark, the S&P Target Date To 2040 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2040 (consisting of
218 investments as of October 31, 2021), was 28.74% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. The recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices, The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile, the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period, despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Contract, which registered
-0.68%, -5.49%, 2.16% respectively, during the reporting
period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

16 - Fund Commentary - October 31, 2021 - Nationwide Destination 2040 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 82.6%
Fixed Income Funds 15.7%
Money Market Fund 1.3%
Alternative Assets 1.1%
Investment Contract 0.7%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 45.8%
Nationwide International Index Fund, Class R6 19.7%
Nationwide Bond Portfolio, Class R6 7.8%
iShares Core MSCI Emerging Markets ETF 7.1%
Nationwide Mid Cap Market Index Fund, Class R6 6.2%
Nationwide Core Plus Bond Fund, Class R6 3.2%
Nationwide Bond Index Fund, Class R6 3.1%
Nationwide Small Cap Index Fund, Class R6 2.7%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.3%
iShares 20+ Year Treasury Bond ETF 1.3%
Other Holdings 1.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2040 Fund - October 31, 2021 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
32.10% 12.35% 10.39% 8/29/2007
w/SC
2
24.45% 11.04% 9.74%
Class R
3,4
31.71% 12.05% 10.10% 8/29/2007
Class R6
3,5
32.60% 12.89% 10.93% 8/29/2007
Institutional Service Class
3
32.33% 12.62% 10.66% 8/29/2007
S&P Target Date To 2040
Index 30.24% 12.10% 10.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2021 - Nationwide Destination 2040 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2040 Fund versus the S&P Target
Date (TD) To 2040 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2045 Fund - October 31, 2021 - Fund Commentary - 19
For the annual period ended October 31, 2021 Nationwide
Destination 2045 Class A Fund returned 33.93% versus
32.85% for its benchmark, the S&P Target Date To 2045 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2045 (consisting of
207 investments as of October 31, 2021), was 35.54% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening. U.S.
small-capitalization stocks led the way as the S&P SmallCap
600
®
Index returned 58.94%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned 48.90%,
and U.S. large capitalization stocks also posted positive results during the reporting period, with the S&P 500
®
Index returning
42.91%. Developed market non-U.S. stocks also benefitted
from the tailwinds of the global reopening but lagged the U.S.
equity indices. The MSCI EAFE
®
Index (representing non-
U.S. developed market countries) returned 34.18%. The MSCI
Emerging Markets
®
Index returned 16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts of
the Federal Reserve’s continuing accommodative policy and
a steeper yield curve were mostly offset by income and tighter credit spreads. Meanwhile the ICE Bank of America/Merrill Lynch
US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned -7.05% for the reporting period amid higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Contract, which registered
-0.68%, -5.49%, 2.16% respectively, during the reporting
period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

20 - Fund Commentary - October 31, 2021 - Nationwide Destination 2045 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 87.4%
Fixed Income Funds 12.3%
Money Market Fund 1.3%
Alternative Assets 0.2%
Investment Contract 0.2%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 49.0%
Nationwide International Index Fund, Class R6 20.4%
iShares Core MSCI Emerging Markets ETF 7.2%
Nationwide Mid Cap Market Index Fund, Class R6 6.7%
Nationwide Bond Portfolio, Class R6 6.0%
Nationwide Small Cap Index Fund, Class R6 2.8%
Nationwide Bond Index Fund, Class R6 2.5%
Nationwide Core Plus Bond Fund, Class R6 2.4%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.3%
iShares 20+ Year Treasury Bond ETF 1.3%
Other Holdings 0.4%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2045 Fund - October 31, 2021 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
33.93% 12.89% 10.74% 8/29/2007
w/SC
2
26.23% 11.56% 10.09%
Class R
3,4
33.59% 12.60% 10.45% 8/29/2007
Class R6
3,5
34.56% 13.46% 11.28% 8/29/2007
Institutional Service Class
3
34.28% 13.17% 11.00% 8/29/2007
S&P Target Date To 2045
Index 32.85% 12.65% 10.60%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

22 - Fund Commentary - October 31, 2021 - Nationwide Destination 2045 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2045 Fund versus the S&P Target
Date (TD) To 2045 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2050 Fund - October 31, 2021 - Fund Commentary - 23
For the annual period ended October 31, 2021 Nationwide
Destination 2050 Class A Fund returned 34.98% versus
33.98% for its benchmarks, the S&P Target Date To 2050
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2050 (consisting of 217 investments as of October 31, 2021), was 32.48% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the S&P 500
®
Index returning 42.91%. Developed market non-
U.S. stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -.48% as the impacts
of the Federal Reserve’s continued accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59%
for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amidst higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period, despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Core Plus Bond Fund
which registered -0.68%, -5.49%, 1.65% respectively, during
the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

24 - Fund Commentary - October 31, 2021 - Nationwide Destination 2050 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.1%
Fixed Income Funds 10.0%
Money Market Fund 1.3%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.4%
Nationwide International Index Fund, Class R6 20.8%
iShares Core MSCI Emerging Markets ETF 7.5%
Nationwide Mid Cap Market Index Fund, Class R6 7.3%
Nationwide Bond Portfolio, Class R6 4.9%
Nationwide Small Cap Index Fund, Class R6 2.9%
Nationwide Bond Index Fund, Class R6 2.1%
Nationwide Core Plus Bond Fund, Class R6 1.5%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.3%
iShares 20+ Year Treasury Bond ETF 1.3%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2050 Fund - October 31, 2021 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
34.98% 13.08% 10.82% 8/29/2007
w/SC
2
27.21% 11.74% 10.17%
Class R
3,4
34.57% 12.80% 10.53% 8/29/2007
Class R6
3,5
35.59% 13.64% 11.36% 8/29/2007
Institutional Service Class
3
35.19% 13.38% 11.09% 8/29/2007
S&P Target Date To 2050
Index 33.98% 13.06% 10.98%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

26 - Fund Commentary - October 31, 2021 - Nationwide Destination 2050 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2050 Fund versus the S&P Target
Date (TD) To 2050 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2055 Fund - October 31, 2021 - Fund Commentary - 27
For the annual period ended October 31, 2021 Nationwide
Destination 2055 Class A Fund returned 35.64% versus
34.73% for its benchmark, the S&P Target Date To 2055 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2055 (consisting of
207 investments as of October 31, 2021), was 40.82% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts of
the Federal Reserve’s continuing accommodative policy and
a steeper yield curve were mostly offset by income and tighter credit spreads. Meanwhile the ICE Bank of America/Merrill Lynch
US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned -7.05% for the reporting period amid higher interest rates reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Core Plus Bond Fund,
which registered -0.68%, -5.49%, and 1.65% respectively,
during the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Fund’s interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

28 - Fund Commentary - October 31, 2021 - Nationwide Destination 2055 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 91.6%
Fixed Income Funds 8.5%
Money Market Fund 0.9%
Liabilities in excess of other assets (1.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.3%
Nationwide International Index Fund, Class R6 21.0%
Nationwide Mid Cap Market Index Fund, Class R6 7.8%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Bond Portfolio, Class R6 4.4%
Nationwide Small Cap Index Fund, Class R6 3.1%
Nationwide Bond Index Fund, Class R6 1.9%
Nationwide Core Plus Bond Fund, Class R6 1.1%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.9%
iShares 20+ Year Treasury Bond ETF 0.9%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2055 Fund - October 31, 2021 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
35.64% 13.22% 10.88% 12/27/2010
w/SC
2
27.79% 11.89% 10.23%
Class R
3,4
35.34% 12.94% 10.59% 12/27/2010
Class R6
3,5
36.33% 13.80% 11.43% 12/27/2010
Institutional Service Class
3
36.01% 13.52% 11.17% 12/27/2010
S&P Target Date To 2055
Index 34.73% 13.20% 11.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

30 - Fund Commentary - October 31, 2021 - Nationwide Destination 2055 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2055 Fund versus the S&P Target
Date (TD)To 2055 Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2060 Fund - October 31, 2021 - Fund Commentary - 31
For the annual period ended October 31, 2021, the Nationwide
Destination 2060 Fund Class A returned 36.12% versus
34.96% for its benchmark, the S&P Target Date To 2060 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2060 (consisting of
257 investments as of October 31, 2021), was 37.33% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the Nationwide Mid Cap Market Index Fund returned
44.99%, 33.69%, and 48.53% respectively, and were the
largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The Fund still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Core Plus Bond, which
registered -0.68%, -5.49%, 1.65% respectively, during the
reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

32 - Fund Commentary - October 31, 2021 - Nationwide Destination 2060 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 92.6%
Fixed Income Funds 7.4%
Money Market Fund 0.7%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.9%
Nationwide International Index Fund, Class R6 21.0%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
iShares Core MSCI Emerging Markets ETF 8.0%
Nationwide Bond Portfolio, Class R6 4.0%
Nationwide Small Cap Index Fund, Class R6 3.2%
Nationwide Bond Index Fund, Class R6 1.5%
Nationwide Core Plus Bond Fund, Class R6 1.0%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.7%
iShares 20+ Year Treasury Bond ETF 0.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2060 Fund - October 31, 2021 - Fund Commentary - 33
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
36.12% 13.31% 9.73% 11/28/2014
w/SC
2
28.31% 11.98% 8.80%
Class R
3
35.85% 13.02% 9.48% 11/28/2014
Class R6
3,4
36.89% 13.88% 10.24% 11/28/2014
Institutional Service Class
3
36.43% 13.58% 9.99% 11/28/2014
S&P Target Date To 2060+
Index 34.96% 13.56% 10.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

34 - Fund Commentary - October 31, 2021 - Nationwide Destination 2060 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2060 Fund from inception through
10/31/21 versus the S&P Target Date To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2065 Fund - October 31, 2021 - Fund Commentary - 35
For the annual period ended October 31, 2021, the Nationwide
Destination 2065 Class A Fund returned 36.94% versus
34.96% for its benchmark, the S&P Target Date To 2060 Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Target-Date 2065+ (consisting of
53 investments as of October 31, 2021), was 35.98% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the Nationwide Mid Cap Market Index Fund returned
44.99%, 33.69%, and 48.53% respectively, and were the
largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The Fund
still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Core Plus Bond Fund,
which registered -0.68%, -5.49%, 1.65% respectively, during
the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Funds interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

36 - Fund Commentary - October 31, 2021 - Nationwide Destination 2065 Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 93.6%
Fixed Income Funds 6.4%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 52.9%
Nationwide International Index Fund, Class R6 21.4%
Nationwide Mid Cap Market Index Fund, Class R6 8.1%
iShares Core MSCI Emerging Markets ETF 7.9%
Nationwide Bond Portfolio, Class R6 3.8%
Nationwide Small Cap Index Fund, Class R6 3.3%
Nationwide Bond Index Fund, Class R6 1.1%
Nationwide Core Plus Bond Fund, Class R6 0.9%
iShares 20+ Year Treasury Bond ETF 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination 2065 Fund - October 31, 2021 - Fund Commentary - 37
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
36.94% 24.49% 2/28/2020
w/SC
2
29.03% 20.16%
Class R
3
36.35% 24.10% 2/28/2020
Class R6
3
37.49% 25.02% 2/28/2020
Institutional Service Class
3
37.20% 24.75% 2/28/2020
S&P Target Date To 2060+
Index 34.96% 23.06%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

38 - Fund Commentary - October 31, 2021 - Nationwide Destination 2065 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2065 Fund from inception through
10/31/21 versus the S&P Target Date To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination Retirement Fund - October 31, 2021 - Fund Commentary - 39
For the annual period ended October 31, 2021, the Nationwide
Destination Retirement Fund Class A returned 13.41% versus
10.49% for its benchmark, the S&P Target Date Retirement
Income Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Target-Date Retirement
(consisting of 168 investments as of October 31, 2021), was
8.90% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The Fund’s return for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continued accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the Nationwide Mid Cap Market Index Fund returned
44.99%, 33.69%, and 48.53% respectively, and were the
largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The Fund
still holds these securities.
The largest three detractors to Fund returns were the underlying
Nationwide Bond Index Fund, iShares 20+ Year Treasury Bond
ETF, and the underlying Nationwide Core Plus Bond Fund,
which registered -0.68%, -5.49%, 1.65% respectively, during
the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management team added exposure to the Nationwide Bond Portfolio and reduced
the allocation to the Nationwide Bond Index Fund to add more active management in the fixed income holdings.
During the second quarter of 2021, the portfolio management
team reduced exposure to the iShares 20+ Year Treasury
Bond ETF and added to the Nationwide Bond Portfolio to
reduce the Fund’s interest rate sensitivity in a more inflationary environment.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

40 - Fund Commentary - October 31, 2021 - Nationwide Destination Retirement Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 48.1%
Equity Funds 35.6%
Investment Contract 10.7%
Alternative Assets 5.7%
Money Market Fund 2.0%
Liabilities in excess of other assets (2.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 23.9%
Nationwide Bond Portfolio, Class R6 18.3%
Nationwide Bond Index Fund, Class R6 10.6%
Nationwide Contract 10.5%
Nationwide Core Plus Bond Fund, Class R6 9.5%
Nationwide International Index Fund, Class R6 6.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.6%
Nationwide Amundi Strategic Income Fund, Class
R6 5.6%
iShares Core MSCI Emerging Markets ETF 2.5%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.0%
Other Holdings 3.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Destination Retirement Fund - October 31, 2021 - Fund Commentary - 41
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
13.41% 7.51% 6.43% 8/29/2007
w/SC
2
6.89% 6.25% 5.81%
Class R
3,4
13.04% 7.22% 6.13% 8/29/2007
Class R6
3,5
13.89% 8.01% 6.94% 8/29/2007
Institutional Service Class
3
13.64% 7.75% 6.67% 8/29/2007
S&P Target Date
Retirement Income Index 10.49% 6.45% 5.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class R 1.14%
Class R6 0.39%
Institutional Service Class 0.64%
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

42 - Fund Commentary - October 31, 2021 - Nationwide Destination Retirement Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination Retirement Fund versus the
S&P Target Date (TD) Retirement Income Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Target Destination Funds - October 31, 2021 - Shareholder Expense Example - 43
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 1,036.50 3.18 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
Class R Shares
Actual
(b)
1,000.00 1,035.20 4.57 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,038.60 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,037.60 2.00 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39

44 - Shareholder Expense Example - October 31, 2021 - Target Destination Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 1,040.70 3.19 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
Class R Shares
Actual
(b)
1,000.00 1,039.70 4.58 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,043.80 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,042.80 2.01 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 1,046.80 3.10 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class R Shares
Actual
(b)
1,000.00 1,045.50 4.59 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,050.50 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,048.10 2.01 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 1,052.10 3.10 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class R Shares
Actual
(b)
1,000.00 1,050.90 4.60 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,054.70 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,053.20 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 1,055.80 3.06 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class R Shares
Actual
(b)
1,000.00 1,053.80 4.61 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,058.00 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,056.70 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39

Target Destination Funds - October 31, 2021 - Shareholder Expense Example - 45
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 1,056.40 3.32 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class R Shares
Actual
(b)
1,000.00 1,055.30 4.61 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,058.60 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,057.40 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 1,056.50 3.32 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class R Shares
Actual
(b)
1,000.00 1,055.40 4.61 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,059.60 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,058.10 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 1,057.40 3.32 0.64
Hypothetical
(b)(c)
1,000.00 1,021.98 3.26 0.64
Class R Shares
Actual
(b)
1,000.00 1,055.90 4.61 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,060.30 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,058.00 2.02 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 1,058.30 2.54 0.49
Hypothetical
(b)(c)
1,000.00 1,022.74 2.50 0.49
Class R Shares
Actual
(b)
1,000.00 1,056.00 4.61 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,060.20 0.73 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,059.60 1.97 0.38
Hypothetical
(b)(c)
1,000.00 1,023.29 1.94 0.38

46 - Shareholder Expense Example - October 31, 2021 - Target Destination Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 1,032.30 3.07 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class R Shares
Actual
(b)
1,000.00 1,029.80 4.55 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,033.40 0.72 0.14
Hypothetical
(b)(c)
1,000.00 1,024.50 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,033.40 2.00 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Destination 2025 Fund - October 31, 2021 - Statement of Investments - 47
Investment Companies 88.0%
Shares Value ($)
Alternative Assets 4.5%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 915,164 9,654,984
Total Alternative Assets
(cost $9,139,111) 9,654,984
Equity Funds 44.7%
Nationwide International Index
Fund, Class R6(a) 2,703,075 25,273,754
Nationwide Mid Cap Market
Index Fund, Class R6(a) 282,428 5,871,680
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,332,460 62,560,720
Nationwide Small Cap Index
Fund, Class R6(a) 189,338 2,645,049
Total Equity Funds
(cost $63,720,487) 96,351,203
Fixed Income Funds 38.8%
Nationwide Bond Index Fund,
Class R6(a) 1,727,523 19,711,039
Nationwide Bond Portfolio, Class
R6*(a) 3,733,922 37,712,610
Nationwide Core Plus Bond
Fund, Class R6(a) 1,687,312 17,801,138
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 730,555 8,211,433
Total Fixed Income Funds
(cost $80,469,144) 83,436,220
Total Investment Companies
(cost $153,328,742) 189,442,407
Exchange Traded Funds 5.5%
Equity Fund 3.5%
iShares Core MSCI Emerging
Markets ETF 121,713 7,598,543
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF(b) 28,154 4,158,064
Total Exchange Traded Funds
(cost $9,932,739) 11,756,607
Investment Contract 6.6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 14,176,467 14,176,467
Total Investment Contract
(cost $14,176,467) 14,176,467
Short-Term Investment 1.9%
Shares
Money Market Fund 1.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 4,187,758 4,187,758
Total Short-Term Investment
(cost $4,187,758)
4,187,758
Total Investments
(cost $181,625,706) — 102.0% 219,563,239
Liabilities in excess of other assets — (2.0)% (4,285,726)
NET ASSETS — 100.0% $ 215,277,513
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $4,116,416, which was collateralized
by cash used to purchase a money market fund with a value
of $4,187,758.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $4,187,758.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - October 31, 2021 - Nationwide Destination 2030 Fund
Investment Companies 91.2%
Shares Value ($)
Alternative Assets 3.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 737,405 7,779,623
Total Alternative Assets
(cost $7,454,066) 7,779,623
Equity Funds 57.2%
Nationwide International Index
Fund, Class R6(a) 4,149,013 38,793,271
Nationwide Mid Cap Market
Index Fund, Class R6(a) 465,226 9,672,039
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,877,488 84,870,931
Nationwide Small Cap Index
Fund, Class R6(a) 353,635 4,940,277
Total Equity Funds
(cost $93,762,071) 138,276,518
Fixed Income Funds 30.8%
Nationwide Bond Index Fund,
Class R6(a) 1,576,412 17,986,864
Nationwide Bond Portfolio, Class
R6*(a) 3,549,513 35,850,082
Nationwide Core Plus Bond
Fund, Class R6(a) 1,585,564 16,727,705
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 349,294 3,926,068
Total Fixed Income Funds
(cost $72,116,167) 74,490,719
Total Investment Companies
(cost $173,332,304) 220,546,860
Exchange Traded Funds 6.2%
Equity Fund 4.8%
iShares Core MSCI Emerging
Markets ETF 187,700 11,718,111
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 22,155 3,272,072
Total Exchange Traded Funds
(cost $12,712,702) 14,990,183
Investment Contract 2.6%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 6,253,955 6,253,955
Total Investment Contract
(cost $6,253,955) 6,253,955
Short-Term Investment 1.4%
Shares
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,295,428 3,295,428
Total Short-Term Investment
(cost $3,295,428)
3,295,428
Total Investments
(cost $195,594,389) — 101.4% 245,086,426
Liabilities in excess of other assets — (1.4)% (3,387,812)
NET ASSETS — 100.0% $ 241,698,614
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $3,239,285, which was collateralized
by cash used to purchase a money market fund with a value
of $3,295,428.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $3,295,428.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - October 31, 2021 - Statement of Investments - 49
Investment Companies 91.3%
Shares Value ($)
Alternative Assets 2.6%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 521,435 5,501,137
Total Alternative Assets
(cost $5,342,260) 5,501,137
Equity Funds 67.8%
Nationwide International Index
Fund, Class R6(a) 4,244,550 39,686,546
Nationwide Mid Cap Market
Index Fund, Class R6(a) 516,089 10,729,480
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,003,745 86,694,083
Nationwide Small Cap Index
Fund, Class R6(a) 379,976 5,308,269
Total Equity Funds
(cost $97,728,517) 142,418,378
Fixed Income Funds 20.9%
Nationwide Bond Index Fund,
Class R6(a) 870,129 9,928,175
Nationwide Bond Portfolio, Class
R6*(a) 2,336,639 23,600,053
Nationwide Core Plus Bond
Fund, Class R6(a) 900,278 9,497,937
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 85,486 960,862
Total Fixed Income Funds
(cost $42,933,116) 43,987,027
Total Investment Companies
(cost $146,003,893) 191,906,542
Exchange Traded Funds 7.6%
Equity Fund 6.4%
iShares Core MSCI Emerging
Markets ETF 215,485 13,452,729
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF(b) 18,091 2,671,859
Total Exchange Traded Funds
(cost $13,572,405) 16,124,588
Investment Contract 1.1%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 2,306,581 2,306,581
Total Investment Contract
(cost $2,306,581) 2,306,581
Short-Term Investment 1.3%
Shares
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,690,973 2,690,973
Total Short-Term Investment
(cost $2,690,973)
2,690,973
Total Investments
(cost $164,573,852) — 101.3% 213,028,684
Liabilities in excess of other assets — (1.3)% (2,780,492)
NET ASSETS — 100.0% $ 210,248,192
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $2,645,128, which was collateralized
by cash used to purchase a money market fund with a value
of $2,690,973.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,690,973.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - October 31, 2021 - Nationwide Destination 2040 Fund
Investment Companies 90.9%
Shares Value ($)
Alternative Assets 1.1%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 200,235 2,112,482
Total Alternative Assets
(cost $2,001,144) 2,112,482
Equity Funds 75.4%
Nationwide International Index
Fund, Class R6(a) 3,987,631 37,284,353
Nationwide Mid Cap Market
Index Fund, Class R6(a) 568,128 11,811,390
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,994,495 86,560,507
Nationwide Small Cap Index
Fund, Class R6(a) 360,014 5,029,403
Total Equity Funds
(cost $97,252,161) 140,685,653
Fixed Income Funds 14.4%
Nationwide Bond Index Fund,
Class R6(a) 521,977 5,955,762
Nationwide Bond Portfolio, Class
R6*(a) 1,464,549 14,791,943
Nationwide Core Plus Bond
Fund, Class R6(a) 571,024 6,024,302
Total Fixed Income Funds
(cost $26,110,161) 26,772,007
Total Investment Companies
(cost $125,363,466) 169,570,142
Exchange Traded Funds 8.5%
Equity Fund 7.2%
iShares Core MSCI Emerging
Markets ETF 215,086 13,427,819
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 16,582 2,448,996
Total Exchange Traded Funds
(cost $13,379,976) 15,876,815
Investment Contract 0.7%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 1,213,610 1,213,610
Total Investment Contract
(cost $1,213,610) 1,213,610
Short-Term Investment 1.3%
Shares
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,466,504 2,466,504
Total Short-Term Investment
(cost $2,466,504)
2,466,504
Total Investments
(cost $142,423,556) — 101.4% 189,127,071
Liabilities in excess of other assets — (1.4)% (2,548,123)
NET ASSETS — 100.0% $ 186,578,948
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $2,424,479, which was collateralized
by cash used to purchase a money market fund with a value
of $2,466,504.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,466,504.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - October 31, 2021 - Statement of Investments - 51
Investment Companies 91.2%
Shares Value ($)
Alternative Assets 0.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 32,079 338,437
Total Alternative Assets
(cost $337,944) 338,437
Equity Funds 80.0%
Nationwide International Index
Fund, Class R6(a) 3,627,010 33,912,544
Nationwide Mid Cap Market
Index Fund, Class R6(a) 535,121 11,125,175
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,634,145 81,357,046
Nationwide Small Cap Index
Fund, Class R6(a) 335,664 4,689,228
Total Equity Funds
(cost $90,907,341) 131,083,993
Fixed Income Funds 11.0%
Nationwide Bond Index Fund,
Class R6(a) 358,707 4,092,848
Nationwide Bond Portfolio, Class
R6*(a) 984,415 9,942,594
Nationwide Core Plus Bond
Fund, Class R6(a) 377,632 3,984,018
Total Fixed Income Funds
(cost $17,612,491) 18,019,460
Total Investment Companies
(cost $108,857,776) 149,441,890
Exchange Traded Funds 8.7%
Equity Fund 7.4%
iShares Core MSCI Emerging
Markets ETF 192,870 12,040,874
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 14,653 2,164,102
Total Exchange Traded Funds
(cost $11,989,218) 14,204,976
Investment Contract 0.2%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 322,649 322,649
Total Investment Contract
(cost $322,649) 322,649
Short-Term Investment 1.3%
Shares
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 2,179,512 2,179,512
Total Short-Term Investment
(cost $2,179,512)
2,179,512
Total Investments
(cost $123,349,155) — 101.4% 166,149,027
Liabilities in excess of other assets — (1.4)% (2,248,241)
NET ASSETS — 100.0% $ 163,900,786
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $2,142,391, which was collateralized
by cash used to purchase a money market fund with a value
of $2,179,512.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,179,512.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - October 31, 2021 - Nationwide Destination 2050 Fund
Investment Companies 91.1%
Shares Value ($)
Equity Funds 82.5%
Nationwide International Index
Fund, Class R6(a) 3,344,583 31,271,852
Nationwide Mid Cap Market
Index Fund, Class R6(a) 525,892 10,933,286
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,247,531 75,774,348
Nationwide Small Cap Index
Fund, Class R6(a) 313,217 4,375,640
Total Equity Funds
(cost $85,910,637) 122,355,126
Fixed Income Funds 8.6%
Nationwide Bond Index Fund,
Class R6(a) 279,113 3,184,680
Nationwide Bond Portfolio, Class
R6*(a) 730,536 7,378,415
Nationwide Core Plus Bond
Fund, Class R6(a) 213,560 2,253,061
Total Fixed Income Funds
(cost $12,546,038) 12,816,156
Total Investment Companies
(cost $98,456,675) 135,171,282
Exchange Traded Funds 9.0%
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 180,592 11,274,359
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF(b) 13,355 1,972,400
Total Exchange Traded Funds
(cost $11,188,060) 13,246,759
Short-Term Investment 1.3%
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 1,985,794 1,985,794
Total Short-Term Investment
(cost $1,985,794)
1,985,794
Total Investments
(cost $111,630,529) — 101.4% 150,403,835
Liabilities in excess of other assets — (1.4)% (2,055,477)
NET ASSETS — 100.0% $ 148,348,358
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $1,952,609, which was collateralized
by cash used to purchase a money market fund with a value
of $1,985,794.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $1,985,794.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - October 31, 2021 - Statement of Investments - 53
Investment Companies 91.4%
Shares Value ($)
Equity Funds 83.9%
Nationwide International Index
Fund, Class R6(a) 2,048,204 19,150,711
Nationwide Mid Cap Market
Index Fund, Class R6(a) 342,309 7,116,608
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,242,585 46,822,926
Nationwide Small Cap Index
Fund, Class R6(a) 200,709 2,803,908
Total Equity Funds
(cost $53,848,829) 75,894,153
Fixed Income Funds 7.5%
Nationwide Bond Index Fund,
Class R6(a) 155,157 1,770,338
Nationwide Bond Portfolio, Class
R6*(a) 399,088 4,030,789
Nationwide Core Plus Bond
Fund, Class R6(a) 91,627 966,662
Total Fixed Income Funds
(cost $6,605,418) 6,767,789
Total Investment Companies
(cost $60,454,247) 82,661,942
Exchange Traded Funds 8.7%
Equity Fund 7.7%
iShares Core MSCI Emerging
Markets ETF 111,852 6,982,920
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 5,731 846,412
Total Exchange Traded Funds
(cost $6,589,814) 7,829,332
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 852,105 852,105
Total Short-Term Investment
(cost $852,105)
852,105
Total Investments
(cost $67,896,166) — 101.0% 91,343,379
Liabilities in excess of other assets — (1.0)% (887,051)
NET ASSETS — 100.0% $ 90,456,328
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $837,845, which was collateralized by
cash used to purchase a money market fund with a value of
$852,105.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $852,105.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - October 31, 2021 - Nationwide Destination 2060 Fund
Investment Companies 91.3%
Shares Value ($)
Equity Funds 84.6%
Nationwide International Index
Fund, Class R6(a) 840,597 7,859,579
Nationwide Mid Cap Market
Index Fund, Class R6(a) 143,551 2,984,432
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,343,293 19,397,157
Nationwide Small Cap Index
Fund, Class R6(a) 85,004 1,187,512
Total Equity Funds
(cost $22,575,097) 31,428,680
Fixed Income Funds 6.7%
Nationwide Bond Index Fund,
Class R6(a) 53,591 611,472
Nationwide Bond Portfolio, Class
R6*(a) 148,667 1,501,541
Nationwide Core Plus Bond
Fund, Class R6(a) 34,849 367,654
Total Fixed Income Funds
(cost $2,423,471) 2,480,667
Total Investment Companies
(cost $24,998,568) 33,909,347
Exchange Traded Funds 8.7%
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 47,731 2,979,846
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF(b) 1,714 253,141
Total Exchange Traded Funds
(cost $2,706,268) 3,232,987
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 254,744 254,744
Total Short-Term Investment
(cost $254,744)
254,744
Total Investments
(cost $27,959,580) — 100.7% 37,397,078
Liabilities in excess of other assets — (0.7)% (265,765)
NET ASSETS — 100.0% $ 37,131,313
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $250,482, which was collateralized by
cash used to purchase a money market fund with a value of
$254,744.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $254,744.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - October 31, 2021 - Statement of Investments - 55
Investment Companies 91.5%
Shares Value ($)
Equity Funds 85.7%
Nationwide International Index
Fund, Class R6(a) 56,955 532,526
Nationwide Mid Cap Market
Index Fund, Class R6(a) 9,752 202,741
Nationwide Multi-Cap Portfolio,
Class R6(a) 91,300 1,318,375
Nationwide Small Cap Index
Fund, Class R6(a) 5,810 81,159
Total Equity Funds
(cost $1,661,841) 2,134,801
Fixed Income Funds 5.8%
Nationwide Bond Index Fund,
Class R6(a) 2,401 27,392
Nationwide Bond Portfolio, Class
R6*(a) 9,409 95,033
Nationwide Core Plus Bond
Fund, Class R6(a) 2,136 22,535
Total Fixed Income Funds
(cost $144,911) 144,960
Total Investment Companies
(cost $1,806,752) 2,279,761
Exchange Traded Funds 8.5%
Shares Value ($)
Equity Fund 7.9%
iShares Core MSCI Emerging
Markets ETF 3,157 197,092
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 100 14,769
Total Exchange Traded Funds
(cost $186,340) 211,861
Total Investments
(cost $1,993,092) — 100.0% 2,491,622
Other assets in excess of liabilities — 0.0%
†
952
NET ASSETS — 100.0% $ 2,492,574
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - October 31, 2021 - Nationwide Destination Retirement Fund
Investment Companies 84.8%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 855,110 9,021,406
Total Alternative Assets
(cost $8,204,661) 9,021,406
Equity Funds 33.1%
Nationwide International Index
Fund, Class R6(a) 1,175,654 10,992,363
Nationwide Mid Cap Market
Index Fund, Class R6(a) 135,449 2,815,979
Nationwide Multi-Cap Portfolio,
Cl ass R6(a) 2,664,407 38,474,040
Total Equity Funds
(cost $34,231,320) 52,282,382
Fixed Income Funds 46.0%
Nationwide Bond Index Fund,
Class R6(a) 1,502,024 17,138,095
Nationwide Bond Portfolio, Class
R6*(a) 2,923,450 29,526,840
Nationwide Core Plus Bond
Fund, Class R6(a) 1,445,428 15,249,268
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 948,095 10,656,583
Total Fixed Income Funds
(cost $68,576,280) 72,570,786
Total Investment Companies
(cost $111,012,261) 133,874,574
Exchange Traded Funds 4.6%
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 63,412 3,958,811
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF(b) 21,714 3,206,941
Total Exchange Traded Funds
(cost $6,404,271) 7,165,752
Investment Contract 10.7%
Principal
Amount ($) Value ($)
Nationwide Contract, 2.15%
^∞(a)(c) 16,883,076 16,883,076
Total Investment Contract
(cost $16,883,076) 16,883,076
Short-Term Investment 2.0%
Shares
Money Market Fund 2.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 3,229,125 3,229,125
Total Short-Term Investment
(cost $3,229,125)
3,229,125
Total Investments
(cost $137,528,733) — 102.1% 161,152,527
Liabilities in excess of other assets — (2.1)% (3,311,536)
NET ASSETS — 100.0% $ 157,840,991
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $3,174,744, which was collateralized
by cash used to purchase a money market fund with a value
of $3,229,125.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $3,229,125.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Assets:
Investment securities of affiliated issuers, at value $ 203,618,874 $ 226,800,815
Investment securities of unaffiliated issuers, at value
*
15,944,365 18,285,611
Security lending income receivable 678 515
Receivable for investments sold 64,902 32,822
Receivable for capital shares issued 52,518 109,453
Total Assets 219,681,337 245,229,216
Liabilities:
Payable for investments purchased — 78,397
Payable for capital shares redeemed 72,654 25,296
Cash overdraft (Note 2) 45,336 33,320
Payable upon return of securities loaned (Note 2) 4,187,758 3,295,428
Accrued expenses and other payables:
Investment advisory fees 23,667 26,338
Distribution fees 31,163 34,334
Administrative servicing fees 40,600 34,590
Trustee fees 1,240 1,390
Professional fees 1,406 1,509
Total Liabilities 4,403,824 3,530,602
Net Assets $ 215,277,513 $ 241,698,614
* Includes value of securities on loan (Note 2) 4,116,416 3,239,285
Cost of investment securities of affiliated issuers 167,505,209 179,586,259
Cost of investment securities of unaffiliated issuers 14,120,497 16,008,130
Represented by:
Capital $ 167,075,809 $ 182,708,181
Total distributable earnings (loss) 48,201,704 58,990,433
Net Assets $ 215,277,513 $ 241,698,614

Target Destination Funds - October 31, 2021 - Statements of Assets and Liabilities - 59
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 194,213,123 $ 170,783,752 $ 149,764,539 $ 135,171,282
18,815,561 18,343,319 16,384,488 15,232,553
421 386 345 208
39,386 99,159 78,015 16,411
133,892 125,974 118,499 117,978
213,202,383 189,352,590 166,345,886 150,538,432
124,357 115,470 93,152 27,412
107 3,236 18,025 87,246
38,419 95,577 76,348 16,983
2,690,973 2,466,504 2,179,512 1,985,794
22,858 20,358 17,859 16,051
30,321 27,558 24,356 23,643
44,658 42,746 33,958 31,291
1,206 1,073 934 844
1,292 1,120 956 810
2,954,191 2,773,642 2,445,100 2,190,074
$ 210,248,192 $ 186,578,948 $ 163,900,786 $ 148,348,358
2,645,128 2,424,479 2,142,391 1,952,609
148,310,474 126,577,076 109,180,425 98,456,675
16,263,378 15,846,480 14,168,730 13,173,854
$ 154,269,344 $ 134,290,870 $ 115,166,300 $ 106,422,652
55,978,848 52,288,078 48,734,486 41,925,706
$ 210,248,192 $ 186,578,948 $ 163,900,786 $ 148,348,358

60 - Statements of Assets and Liabilities - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Net Assets:
Class A Shares $ 40,093,011 $ 46,816,777
Class R Shares 53,769,447 58,409,738
Class R6 Shares 71,165,765 77,904,775
Institutional Service Class Shares 50,249,290 58,567,324
Total $ 215,277,513 $ 241,698,614
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,821,267 4,574,398
Class R Shares 5,144,713 5,757,566
Class R6 Shares 6,723,503 7,540,133
Institutional Service Class Shares 4,780,626 5,710,873
Total 20,470,109 23,582,970
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.49(a) $ 10.23(a)
Class R Shares $ 10.45 $ 10.14
Class R6 Shares $ 10.58 $ 10.33
Institutional Service Class Shares $ 10.51 $ 10.26
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11.13 $ 10.85
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2021 - Statements of Assets and Liabilities - 61
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 47,906,141 $ 42,062,447 $ 38,906,868 $ 36,640,240
48,471,447 44,758,874 38,523,875 38,311,122
65,765,874 54,745,566 54,832,892 43,407,016
48,104,730 45,012,061 31,637,151 29,989,980
$ 210,248,192 $ 186,578,948 $ 163,900,786 $ 148,348,358
4,276,082 3,799,887 3,318,049 3,553,751
4,369,723 4,083,668 3,333,314 3,788,904
5,806,029 4,878,808 4,625,250 4,184,167
4,282,236 4,030,445 2,695,514 2,905,276
18,734,070 16,792,808 13,972,127 14,432,098
$ 11.20(a) $ 11.07(a) $ 11.73(a) $ 10.31(a)
$ 11.09 $ 10.96 $ 11.56 $ 10.11
$ 11.33 $ 11.22 $ 11.86 $ 10.37
$ 11.23 $ 11.17 $ 11.74 $ 10.32
$ 11.88 $ 11.75 $ 12.45 $ 10.94
5.75% 5.75% 5.75% 5.75%

62 - Statements of Assets and Liabilities - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Assets:
Investment securities of affiliated issuers, at value $ 82,661,942 $ 33,909,347
Investment securities of unaffiliated issuers, at value
*
8,681,437 3,487,731
Cash 1,451 —
Security lending income receivable 86 24
Receivable for investments sold 2,083 —
Receivable for capital shares issued 89,952 63,257
Total Assets 91,436,951 37,460,359
Liabilities:
Payable for investments purchased 81,096 42,375
Payable for capital shares redeemed 4,437 7,065
Cash overdraft (Note 2) — 9,626
Payable upon return of securities loaned (Note 2) 852,105 254,744
Accrued expenses and other payables:
Investment advisory fees 9,747 4,003
Distribution fees 13,308 4,352
Administrative servicing fees 18,946 6,476
Trustee fees 501 209
Professional fees 483 196
Total Liabilities 980,623 329,046
Net Assets $ 90,456,328 $ 37,131,313
* Includes value of securities on loan (Note 2) 837,845 250,482
Cost of investment securities of affiliated issuers 60,454,247 24,998,568
Cost of investment securities of unaffiliated issuers 7,441,919 2,961,012
Represented by:
Capital $ 65,974,132 $ 27,045,501
Total distributable earnings (loss) 24,482,196 10,085,812
Net Assets $ 90,456,328 $ 37,131,313

Target Destination Funds - October 31, 2021 - Statements of Assets and Liabilities - 63
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 2,279,761 $ 150,757,650
211,861 10,394,877
251 —
— 293
— 17,961
17,975 29,100
2,509,848 161,199,881
16,569 —
— 47,649
— 187
— 3,229,125
260 17,351
148 26,463
265 35,769
14 915
18 1,431
17,274 3,358,890
$ 2,492,574 $ 157,840,991
— 3,174,744
1,806,752 127,895,337
186,340 9,633,396
$ 1,957,166 $ 127,684,018
535,408 30,156,973
$ 2,492,574 $ 157,840,991

64 - Statements of Assets and Liabilities - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Net Assets:
Class A Shares $ 24,351,483 $ 12,710,162
Class R Shares 19,837,245 4,103,763
Class R6 Shares 31,440,897 12,426,429
Institutional Service Class Shares 14,826,703 7,890,959
Total $ 90,456,328 $ 37,131,313
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,532,314 944,419
Class R Shares 1,254,597 306,228
Class R6 Shares 1,959,262 918,608
Institutional Service Class Shares 925,513 583,921
Total 5,671,686 2,753,176
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15.89(a) $ 13.46(a)
Class R Shares $ 15.81 $ 13.40
Class R6 Shares $ 16.05 $ 13.53
Institutional Service Class Shares $ 16.02 $ 13.51
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 16.86 $ 14.28
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2021 - Statements of Assets and Liabilities - 65
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 467,901 $ 28,374,138
139,409 48,390,826
1,175,662 50,256,963
709,602 30,819,064
$ 2,492,574 $ 157,840,991
34,839 3,121,508
10,412 5,351,419
87,348 5,508,033
52,774 3,387,009
185,373 17,367,969
$ 13.43(a) $ 9.09(a)
$ 13.39 $ 9.04
$ 13.46 $ 9.12
$ 13.45 $ 9.10
$ 14.25 $ 9.64
5.75% 5.75%

66 - Statements of Operations - For the Year Ended October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 7,655,363 $ 8,885,008
Interest income from affiliated issuers 337,648 126,260
Dividend income from unaffiliated issuers 325,438 393,516
Income from securities lending (Note 2) 13,611 9,388
Interest income (unaffiliated) 26 19
Total Income 8,332,086 9,414,191
EXPENSES:
Investment advisory fees 358,779 389,074
Distribution fees Class A 97,613 117,824
Distribution fees Class R 273,571 296,796
Administrative servicing fees Class A 89,806 109,181
Administrative servicing fees Class R 136,785 148,398
Administrative servicing fees Institutional Service Class 281,480 293,704
Professional fees 5,077 5,490
Trustee fees 9,534 10,330
Total Expenses 1,252,645 1,370,797
NET INVESTMENT INCOME 7,079,441 8,043,394
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 631,495 705,915
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 18,146,838 18,395,504
Transactions in investment securities of unaffiliated issuers 1,064,967 1,019,367
Net realized gains (losses) 19,843,300 20,120,786
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 23,814,365 38,484,908
Investment securities of unaffiliated issuers 330,782 1,579,803
Net change in unrealized appreciation/depreciation 24,145,147 40,064,711
Net realized/unrealized gains (losses) 43,988,447 60,185,497
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 51,067,888 $ 68,228,891

Target Destination Funds - For the Year Ended October 31, 2021 - Statements of Operations - 67
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 8,089,749 $ 7,134,691 $ 6,138,552 $ 5,165,084
51,312 28,092 5,092 —
428,797 397,847 336,809 297,574
7,612 7,851 7,169 6,111
22 28 32 30
8,577,492 7,568,509 6,487,654 5,468,799
334,435 290,651 247,777 212,689
119,367 106,673 96,186 87,398
247,909 222,733 194,189 187,632
110,819 99,040 85,941 87,398
123,954 111,367 97,095 93,816
242,876 212,093 155,187 127,345
4,722 4,077 3,466 2,947
8,874 7,703 6,555 5,639
1,192,956 1,054,337 886,396 804,864
7,384,536 6,514,172 5,601,258 4,663,935
540,702 492,561 398,299 328,817
15,618,944 12,787,126 9,933,736 6,895,716
1,208,474 764,580 461,663 342,779
17,368,120 14,044,267 10,793,698 7,567,312
41,722,526 41,714,999 38,336,025 35,435,519
1,657,109 1,841,647 1,677,307 1,531,596
43,379,635 43,556,646 40,013,332 36,967,115
60,747,755 57,600,913 50,807,030 44,534,427
$ 68,132,291 $ 64,115,085 $ 56,408,288 $ 49,198,362

68 - Statements of Operations - For the Year Ended October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 3,066,426 $ 1,213,744
Dividend income from unaffiliated issuers 168,558 68,139
Income from securities lending (Note 2) 2,701 560
Interest income (unaffiliated) 22 13
Interest income from affiliated issuers — —
Total Income 3,237,707 1,282,456
EXPENSES:
Investment advisory fees 126,843 51,312
Distribution fees Class A 56,172 28,994
Distribution fees Class R 97,311 19,455
Administrative servicing fees Class A 56,172 28,995
Administrative servicing fees Class R 48,655 9,727
Administrative servicing fees Institutional Service Class 66,788 33,334
Professional fees 1,747 719
Trustee fees 3,348 1,357
Total Expenses 457,036 173,893
NET INVESTMENT INCOME 2,780,671 1,108,563
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 198,565 78,334
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 3,822,450 1,442,166
Transactions in investment securities of unaffiliated issuers 164,826 104,561
Net realized gains (losses) 4,185,841 1,625,061
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 21,445,233 8,696,633
Investment securities of unaffiliated issuers 964,933 364,700
Net change in unrealized appreciation/depreciation 22,410,166 9,061,333
Net realized/unrealized gains (losses) 26,596,007 10,686,394
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 29,376,678 $ 11,794,957
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - For the Year Ended October 31, 2021 - Statements of Operations - 69
Nationwide
Destination 2065
Fund
Nationwide
Destination
Retirement Fund
$ 51,622 $ 5,763,560
3,043 189,128
18 10,564
— —
— 486,544
54,683 6,449,796
2,874 279,565
697 79,016
368 262,315
420 68,476
184 131,158
1,357 191,800
38 4,089
60 7,401
5,998 1,023,820
48,685 5,425,976
3,111 527,693
38,469 14,344,865
(1,011) 165,104
40,569 15,037,662
459,786 9,019,088
16,228 203,112
476,014 9,222,200
516,583 24,259,862
$ 565,268 $ 29,685,838

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 7,079,441 $ 13,314,539
Net realized gains (losses) 19,843,300 (1,327,162)
Net change in unrealized appreciation/depreciation 24,145,147 451,304
Change in net assets resulting from operations 51,067,888 12,438,681
Distributions to Shareholders From:
Distributable earnings:
Class A (891,608) (3,227,564)
Class R (1,140,014) (5,072,750)
Class R6 (1,899,948) (6,367,353)
Institutional Service Class (3,525,911) (12,628,818)
Return of capital:
Class A — (109,173)
Class R — (147,978)
Class R6 — (225,504)
Institutional Service Class — (436,921)
Change in net assets from shareholder distributions (7,457,481) (28,216,061)
Change in net assets from capital transactions (109,203,942) (2,671,360)
Change in net assets (65,593,535) (18,448,740)
Net Assets:
Beginning of year 280,871,048 299,319,788
End of year $ 215,277,513 $ 280,871,048
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,533,825 $ 5,683,322
Dividends reinvested 891,596 3,336,693
Cost of shares redeemed (6,989,680) (7,914,621)
Total Class A Shares (564,259) 1,105,394
Class R Shares
Proceeds from shares issued 4,953,503 4,462,955
Dividends reinvested 1,140,014 5,220,728
Cost of shares redeemed (11,255,219) (17,218,598)
Total Class R Shares (5,161,702) (7,534,915)
Class R6 Shares
Proceeds from shares issued 17,292,972 12,333,877
Dividends reinvested 1,899,948 6,592,857
Cost of shares redeemed (19,671,946) (22,857,461)
Total Class R6 Shares (479,026) (3,930,727)
Institutional Service Class Shares
Proceeds from shares issued 24,545,253 32,516,575
Dividends reinvested 3,525,911 13,065,739
Cost of shares redeemed (131,070,119) (37,893,426)
Total Institutional Service Class Shares (102,998,955) 7,688,888
Change in net assets from capital transactions $ (109,203,942) $ (2,671,360)

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 71
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 8,043,394 $ 16,016,932 $ 7,384,536 $ 14,607,959
20,120,786 (1,078,640) 17,368,120 (297,135)
40,064,711 (4,059,482) 43,379,635 (6,353,132)
68,228,891 10,878,810 68,132,291 7,957,692
(1,152,196) (4,628,333) (1,194,579) (4,788,834)
(1,379,378) (6,350,373) (1,259,669) (6,381,492)
(2,116,021) (7,718,896) (1,895,963) (6,898,228)
(3,812,072) (14,859,285) (3,325,592) (13,621,804)
— (129,222) — (93,601)
— (159,416) — (102,365)
— (237,481) — (137,425)
— (437,159) — (262,484)
(8,459,667) (34,520,165) (7,675,803) (32,286,233)
(120,186,541) 6,101,005 (99,790,456) 7,426,880
(60,417,317) (17,540,350) (39,333,968) (16,901,661)
302,115,931 319,656,281 249,582,160 266,483,821
$ 241,698,614 $ 302,115,931 $ 210,248,192 $ 249,582,160
$ 5,672,357 $ 5,372,591 $ 6,227,700 $ 5,219,939
1,152,196 4,757,555 1,194,539 4,882,246
(11,712,598) (10,635,784) (10,419,376) (6,016,397)
(4,888,045) (505,638) (2,997,137) 4,085,788
4,859,190 4,042,536 4,666,757 3,745,754
1,379,378 6,509,789 1,259,669 6,483,857
(13,435,780) (16,251,965) (13,312,749) (17,998,849)
(7,197,212) (5,699,640) (7,386,323) (7,769,238)
15,056,467 13,840,221 14,281,513 10,165,730
2,116,021 7,956,377 1,895,963 7,035,653
(20,928,180) (20,047,894) (18,737,291) (15,272,486)
(3,755,692) 1,748,704 (2,559,815) 1,928,897
19,931,022 25,015,578 17,879,750 19,036,696
3,812,072 15,296,444 3,325,592 13,884,288
(128,088,686) (29,754,443) (108,052,523) (23,739,551)
(104,345,592) 10,557,579 (86,847,181) 9,181,433
$ (120,186,541) $ 6,101,005 $ (99,790,456) $ 7,426,880

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 548,851 635,703
Reinvested 91,156 364,933
Redeemed (692,623) (877,317)
Total Class A Shares (52,616) 123,319
Class R Shares
Issued 496,595 493,792
Reinvested 117,511 571,872
Redeemed (1,122,392) (1,900,977)
Total Class R Shares (508,286) (835,313)
Class R6 Shares
Issued 1,721,877 1,335,336
Reinvested 191,564 717,145
Redeemed (1,961,201) (2,477,378)
Total Class R6 Shares (47,760) (424,897)
Institutional Service Class Shares
Issued 2,464,315 3,566,701
Reinvested 360,410 1,428,762
Redeemed (12,816,245) (4,166,739)
Total Institutional Service Class Shares (9,991,520) 828,724
Total change in shares (10,600,182) (308,167)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 73
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
584,601 632,281 597,467 575,908
123,771 547,025 120,095 525,050
(1,204,076) (1,228,295) (981,685) (663,975)
(495,704) (48,989) (264,123) 436,983
501,690 472,576 450,079 413,608
150,000 752,865 128,114 700,969
(1,390,004) (1,937,614) (1,271,608) (1,982,754)
(738,314) (712,173) (693,415) (868,177)
1,553,290 1,575,852 1,356,433 1,097,898
223,590 910,353 186,846 750,664
(2,169,741) (2,275,926) (1,792,589) (1,598,643)
(392,861) 210,279 (249,310) 249,919
2,055,599 2,911,525 1,708,859 2,098,577
408,959 1,759,319 333,320 1,491,185
(12,912,961) (3,471,530) (9,993,428) (2,584,193)
(10,448,403) 1,199,314 (7,951,249) 1,005,569
(12,075,282) 648,431 (9,158,097) 824,294

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 6,514,172 $ 13,162,488
Net realized gains (losses) 14,044,267 (472,060)
Net change in unrealized appreciation/depreciation 43,556,646 (7,050,532)
Change in net assets resulting from operations 64,115,085 5,639,896
Distributions to Shareholders From:
Distributable earnings:
Class A (1,180,530) (4,661,663)
Class R (1,153,076) (5,535,442)
Class R6 (1,559,185) (6,137,442)
Institutional Service Class (2,878,577) (11,872,391)
Return of capital:
Class A — (127,758)
Class R — (134,777)
Class R6 — (170,850)
Institutional Service Class — (329,152)
Change in net assets from shareholder distributions (6,771,368) (28,969,475)
Change in net assets from capital transactions (83,704,919) 15,786,929
Change in net assets (26,361,202) (7,542,650)
Net Assets:
Beginning of year 212,940,150 220,482,800
End of year $ 186,578,948 $ 212,940,150
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,796,034 $ 5,345,485
Dividends reinvested 1,180,530 4,789,421
Cost of shares redeemed (12,240,806) (5,531,089)
Total Class A Shares (5,264,242) 4,603,817
Class R Shares
Proceeds from shares issued 4,389,241 2,929,765
Dividends reinvested 1,153,076 5,670,219
Cost of shares redeemed (9,573,545) (11,517,005)
Total Class R Shares (4,031,228) (2,917,021)
Class R6 Shares
Proceeds from shares issued 11,547,888 9,844,969
Dividends reinvested 1,559,185 6,308,292
Cost of shares redeemed (15,961,325) (13,998,228)
Total Class R6 Shares (2,854,252) 2,155,033
Institutional Service Class Shares
Proceeds from shares issued 17,509,641 18,479,728
Dividends reinvested 2,878,577 12,201,543
Cost of shares redeemed (91,943,415) (18,736,171)
Total Institutional Service Class Shares (71,555,197) 11,945,100
Change in net assets from capital transactions $ (83,704,919) $ 15,786,929

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 75
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 5,601,258 $ 11,143,470 $ 4,663,935 $ 9,267,211
10,793,698 (502,795) 7,567,312 (215,575)
40,013,332 (6,049,194) 36,967,115 (5,200,185)
56,408,288 4,591,481 49,198,362 3,851,451
(1,043,905) (4,199,375) (924,125) (3,731,005)
(1,043,673) (4,434,941) (1,023,638) (4,439,605)
(1,553,564) (5,870,193) (1,158,215) (4,924,918)
(2,166,957) (8,393,912) (1,724,091) (6,689,384)
— (103,429) — (17,729)
— (103,556) — (18,730)
— (145,071) — (24,071)
— (214,784) — (32,766)
(5,808,099) (23,465,261) (4,830,069) (19,878,208)
(60,239,754) 15,936,132 (42,643,284) 17,781,169
(9,639,565) (2,937,648) 1,725,009 1,754,412
173,540,351 176,477,999 146,623,349 144,868,937
$ 163,900,786 $ 173,540,351 $ 148,348,358 $ 146,623,349
$ 4,730,964 $ 4,283,627 $ 5,033,139 $ 5,192,193
1,043,905 4,302,804 924,125 3,748,734
(9,030,263) (5,749,154) (6,362,935) (5,838,821)
(3,255,394) 2,837,277 (405,671) 3,102,106
4,076,087 3,641,787 3,732,764 4,626,593
1,043,673 4,538,497 1,023,638 4,458,335
(8,552,821) (8,244,207) (7,767,439) (7,362,345)
(3,433,061) (63,923) (3,011,037) 1,722,583
11,817,419 8,099,301 8,325,148 7,405,138
1,553,564 6,015,264 1,158,215 4,948,989
(13,711,452) (11,893,713) (12,009,145) (9,019,591)
(340,469) 2,220,852 (2,525,782) 3,334,536
11,942,830 13,938,341 13,249,971 14,543,865
2,166,957 8,608,696 1,724,091 6,722,150
(67,320,617) (11,605,111) (51,674,856) (11,644,071)
(53,210,830) 10,941,926 (36,700,794) 9,621,944
$ (60,239,754) $ 15,936,132 $ (42,643,284) $ 17,781,169

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 561,498 611,974
Reinvested 122,009 530,194
Redeemed (1,183,705) (625,259)
Total Class A Shares (500,198) 516,909
Class R Shares
Issued 425,914 336,907
Reinvested 120,575 631,131
Redeemed (926,049) (1,318,424)
Total Class R Shares (379,560) (350,386)
Class R6 Shares
Issued 1,120,591 1,072,731
Reinvested 157,833 691,294
Redeemed (1,570,543) (1,542,728)
Total Class R6 Shares (292,119) 221,297
Institutional Service Class Shares
Issued 1,690,346 2,095,651
Reinvested 295,677 1,341,777
Redeemed (8,609,825) (2,101,004)
Total Institutional Service Class Shares (6,623,802) 1,336,424
Total change in shares (7,795,679) 1,724,244
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 77
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
435,682 470,861 525,038 670,467
103,153 454,100 104,303 452,460
(821,141) (621,867) (657,016) (719,499)
(282,306) 303,094 (27,675) 403,428
384,498 408,311 402,350 582,258
104,367 483,487 117,525 546,102
(783,361) (908,860) (823,891) (946,836)
(294,496) (17,062) (304,016) 181,524
1,090,800 868,002 872,864 914,094
150,105 630,187 129,340 595,941
(1,277,710) (1,270,066) (1,298,502) (1,084,365)
(36,805) 228,123 (296,298) 425,670
1,104,780 1,543,429 1,401,312 1,833,633
214,338 910,685 194,813 812,426
(5,997,680) (1,261,164) (5,245,942) (1,426,569)
(4,678,562) 1,192,950 (3,649,817) 1,219,490
(5,292,169) 1,707,105 (4,277,806) 2,230,112

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 2,780,671 $ 5,270,904
Net realized gains (losses) 4,185,841 (509,307)
Net change in unrealized appreciation/depreciation 22,410,166 (2,935,191)
Change in net assets resulting from operations 29,376,678 1,826,406
Distributions to Shareholders From:
Distributable earnings:
Class A (592,702) (2,250,731)
Class R (513,886) (2,095,450)
Class R6 (831,656) (3,052,768)
Institutional Service Class (937,993) (3,373,454)
Return of capital:
Class A — (42,540)
Class R — (35,215)
Class R6 — (60,880)
Institutional Service Class — (68,181)
Change in net assets from shareholder distributions (2,876,237) (10,979,219)
Change in net assets from capital transactions (19,906,982) 12,822,185
Change in net assets 6,593,459 3,669,372
Net Assets:
Beginning of year 83,862,869 80,193,497
End of year $ 90,456,328 $ 83,862,869
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,423,421 $ 3,208,188
Dividends reinvested 592,702 2,293,271
Cost of shares redeemed (3,368,010) (3,145,862)
Total Class A Shares 648,113 2,355,597
Class R Shares
Proceeds from shares issued 2,900,834 2,839,704
Dividends reinvested 513,886 2,130,665
Cost of shares redeemed (4,352,481) (4,401,056)
Total Class R Shares (937,761) 569,313
Class R6 Shares
Proceeds from shares issued 7,441,200 5,790,558
Dividends reinvested 831,656 3,113,648
Cost of shares redeemed (6,992,214) (5,527,706)
Total Class R6 Shares 1,280,642 3,376,500
Institutional Service Class Shares
Proceeds from shares issued 7,671,265 8,092,736
Dividends reinvested 937,993 3,441,635
Cost of shares redeemed (29,507,234) (5,013,596)
Total Institutional Service Class Shares (20,897,976) 6,520,775
Change in net assets from capital transactions $ (19,906,982) $ 12,822,185

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 79
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Period Ended
October 31, 2020(a)
$ 1,108,563 $ 1,814,627 $ 48,685 $ 37,050
1,625,061 (176,159) 40,569 (2,325)
9,061,333 (709,540) 476,014 22,516
11,794,957 928,928 565,268 57,241
(300,026) (834,105) (5,404) (1,128)
(103,584) (268,028) (1,209) (733)
(305,654) (715,828) (41,081) (35,030)
(436,773) (1,094,663) (2,509) (169)
— (17,627) — (344)
— (5,850) — (223)
— (16,887) — (10,665)
— (27,012) — (51)
(1,146,037) (2,980,000) (50,203) (48,343)
(5,750,534) 10,133,678 783,167 1,185,444
4,898,386 8,082,606 1,298,232 1,194,342
32,232,927 24,150,321 1,194,342 —
$ 37,131,313 $ 32,232,927 $ 2,492,574 $ 1,194,342
$ 2,677,559 $ 2,661,220 $ 385,028 $ 84,149
300,026 851,732 5,404 1,472
(2,214,242) (1,503,767) (60,637) (1,126)
763,343 2,009,185 329,795 84,495
943,379 1,200,212 115,731 31,549
103,584 273,878 1,209 956
(1,052,404) (510,012) (25,882) (66)
(5,441) 964,078 91,058 32,439
4,682,915 3,191,668 122,031 1,017,507
305,654 732,715 41,081 45,695
(2,603,468) (1,886,372) (421,182) (375)
2,385,101 2,038,011 (258,070) 1,062,827
5,545,355 6,400,895 1,521,059 5,463
436,773 1,121,675 2,509 220
(14,875,665) (2,400,166) (903,184) —
(8,893,537) 5,122,404 620,384 5,683
$ (5,750,534) $ 10,133,678 $ 783,167 $ 1,185,444

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 231,106 267,386
Reinvested 43,517 180,142
Redeemed (225,915) (247,550)
Total Class A Shares 48,708 199,978
Class R Shares
Issued 199,558 234,306
Reinvested 37,841 167,519
Redeemed (291,260) (369,933)
Total Class R Shares (53,861) 31,892
Class R6 Shares
Issued 505,679 473,245
Reinvested 60,189 243,297
Redeemed (478,998) (447,919)
Total Class R6 Shares 86,870 268,623
Institutional Service Class Shares
Issued 520,740 662,694
Reinvested 68,467 269,205
Redeemed (1,931,134) (411,994)
Total Institutional Service Class Shares (1,341,927) 519,905
Total change in shares (1,260,210) 1,020,398
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through October 31, 2020.

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 81
Nationwide Destination 2060 Fund Nationwide Destination 2065 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Period Ended
October 31, 2020(a)
214,517 260,819 31,093 7,961
26,067 79,675 469 144
(175,155) (142,398) (4,720) (108)
65,429 198,096 26,842 7,997
75,745 118,628 9,201 3,159
9,023 25,688 106 93
(83,992) (47,687) (2,141) (6)
776 96,629 7,166 3,246
377,141 310,854 9,606 101,737
26,130 68,540 3,546 4,467
(210,954) (175,383) (31,972) (36)
192,317 204,011 (18,820) 106,168
448,766 629,619 122,101 545
37,881 105,151 206 21
(1,154,983) (240,681) (70,099) —
(668,336) 494,089 52,208 566
(409,814) 992,825 67,396 117,977

82 - Statements of Changes in Net Assets - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 5,425,976 $ 5,572,405
Net realized gains 15,037,662 473,151
Net change in unrealized appreciation/depreciation 9,222,200 1,813,990
Change in net assets resulting from operations 29,685,838 7,859,546
Distributions to Shareholders From:
Distributable earnings:
Class A (743,627) (984,825)
Class R (1,080,443) (1,988,104)
Class R6 (1,521,878) (2,193,762)
Institutional Service Class (2,422,841) (3,601,485)
Change in net assets from shareholder distributions (5,768,789) (8,768,176)
Change in net assets from capital transactions (111,806,904) 182,614,483
Change in net assets (87,889,855) 181,705,853
Net Assets:
Beginning of year 245,730,846 64,024,993
End of year $ 157,840,991 $ 245,730,846
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,891,040 $ 3,025,116
Proceeds from shares issued from merger (Note 11) — 26,666,144
Dividends reinvested 742,432 983,525
Cost of shares redeemed (11,312,280) (3,724,743)
Total Class A Shares (7,678,808) 26,950,042
Class R Shares
Proceeds from shares issued 2,990,893 2,418,676
Proceeds from shares issued from merger (Note 11) — 46,446,830
Dividends reinvested 1,080,443 1,988,104
Cost of shares redeemed (13,966,359) (16,193,429)
Total Class R Shares (9,895,023) 34,660,181
Class R6 Shares
Proceeds from shares issued 9,646,076 9,247,278
Proceeds from shares issued from merger (Note 11) — 47,879,904
Dividends reinvested 1,521,878 2,193,762
Cost of shares redeemed (25,369,182) (14,244,706)
Total Class R6 Shares (14,201,228) 45,076,238
Institutional Service Class Shares
Proceeds from shares issued 9,362,681 9,683,674
Proceeds from shares issued from merger (Note 11) — 79,841,775
Dividends reinvested 2,422,841 3,601,485
Cost of shares redeemed (91,817,367) (17,198,912)
Total Institutional Service Class Shares (80,031,845) 75,928,022
Change in net assets from capital transactions $ (111,806,904) $ 182,614,483

Target Destination Funds - October 31, 2021 - Statements of Changes in Net Assets - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 328,907 371,150
Issued in merger (Note 11) — 3,263,155
Reinvested 85,715 119,815
Redeemed (1,281,655) (458,131)
Total Class A Shares (867,033) 3,295,989
Class R Shares
Issued 341,320 295,413
Issued in merger (Note 11) — 5,714,789
Reinvested 125,602 243,394
Redeemed (1,589,605) (1,980,363)
Total Class R Shares (1,122,683) 4,273,233
Class R6 Shares
Issued 1,096,429 1,103,566
Issued in merger (Note 11) — 5,850,710
Reinvested 174,578 266,808
Redeemed (2,884,506) (1,735,345)
Total Class R6 Shares (1,613,499) 5,485,739
Institutional Service Class Shares
Issued 1,072,503 1,176,000
Issued in merger (Note 11) — 9,791,909
Reinvested 280,087 438,545
Redeemed (10,337,086) (2,094,262)
Total Institutional Service Class Shares (8,984,496) 9,312,192
Total change in shares (12,587,711) 22,367,153
Amounts designated as "—" are zero or have been rounded to zero.

84 - Statement of Cash Flows - For the Year Ended October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide
Destination
Retirement Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 29,685,838
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by
(used in) operating activities:
Purchase of investment securities of affiliated issuers (61,860,934)
Proceeds from disposition of investment securities of affiliated issuers 173,465,098
Purchase of investment securities of unaffiliated issuers (2,570,908)
Proceeds from disposition of investment securities of unaffiliated issuers 9,395,083
Purchase of short-term investments, net (3,229,125)
Reinvestment of dividend income from affiliated issuers (5,763,560)
Reinvestment of interest income from affiliated issuers (486,544)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (9,019,088)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (203,112)
Reinvestment of net realized gains distributions from affiliated issuers (527,693)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (14,344,865)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (165,104)
(Increase) decrease in receivable for investments sold 583,865
(Increase) decrease in securities lending income receivable (293)
(Increase) decrease in interest and dividends receivable 1
Increase (decrease) in collateral for securities lending payable 3,229,125
Increase (decrease) in investment advisory fees payable (10,394)
Increase (decrease) in distribution fees payable (3,704)
Increase (decrease) in administrative servicing fees payable (16,368)
Increase (decrease) in trustee fees payable 772
Increase (decrease) in professional fees payable 693
Net cash provided by (used by) operating activities 118,158,783
Cash flows provided by (used in) financing activities
Proceeds from shares issued 24,957,548
Cost of shares redeemed (143,115,323)
Increase (decrease) in cash overdraft 187
Cash distributions paid to shareholders (1,195)
Net cash provided by (used by) financing activities (118,158,783)
Net increase (decrease) in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $5,767,594
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $6,777,797
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2021 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
1
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2025
Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .02 0.22 1.48 1.70 (0.23) — — (0.23) $ 10 .49 19.06% $ 40,093,011 0.61% 2.15% 0.61% 41.52%
Year Ended October 31, 2020 $ 9 .52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) $ 9 .02 4.23% $ 34,947,135 0.62% 4.45% 0.62% 35.10%
Year Ended October 31, 2019 $ 9 .46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) $ 9 .52 10.20% $ 35,709,459 0.63% 1.88% 0.63% 60.90%(g)
Year Ended October 31, 2018 $ 10 .34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) $ 9 .46 (0.68)% $ 34,050,098 0.63% 1.71% 0.63% 25.06%
Year Ended October 31, 2017 $ 9 .67 0.19 1.19 1.38 (0.19) (0.52) — (0.71) $ 10 .34 15.12% $ 39,049,858 0.61% 1.89% 0.61% 41.00%
Class R Shares
Year Ended October 31, 2021 $ 8 .99 0.19 1.48 1.67 (0.21) — — (0.21) $ 10 .45 18.73% $ 53,769,447 0.88% 1.91% 0.88% 41.52%
Year Ended October 31, 2020 $ 9 .49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) $ 8 .99 3.94% $ 50,821,553 0.89% 4.16% 0.89% 35.10%
Year Ended October 31, 2019 $ 9 .43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) $ 9 .49 9.94% $ 61,565,642 0.88% 1.63% 0.88% 60.90%(g)
Year Ended October 31, 2018 $ 10 .31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) $ 9 .43 (0.93)% $ 63,568,491 0.89% 1.49% 0.89% 25.06%
Year Ended October 31, 2017 $ 9 .64 0.16 1.20 1.36 (0.17) (0.52) — (0.69) $ 10 .31 14.84% $ 78,423,274 0.88% 1.66% 0.88% 41.00%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9 .10 0.27 1.49 1.76 (0.28) — — (0.28) $ 10 .58 19.56% $ 71,165,765 0.14% 2.63% 0.14% 41.52%
Year Ended October 31, 2020 $ 9 .60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) $ 9 .10 4.72% $ 61,606,034 0.13% 5.03% 0.13% 35.10%
Year Ended October 31, 2019 $ 9 .53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) $ 9 .60 10.79% $ 69,059,144 0.13% 2.38% 0.13% 60.90%(g)
Year Ended October 31, 2018 $ 10 .41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) $ 9 .53 (0.17)% $ 71,500,254 0.14% 2.28% 0.14% 25.06%
Year Ended October 31, 2017 $ 9 .73 0.25 1.19 1.44 (0.24) (0.52) — (0.76) $ 10 .41 15.67% $ 85,913,862 0.13% 2.48% 0.13% 41.00%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9 .04 0.30 1.42 1.72 (0.25) — — (0.25) $ 10 .51 19.28% $ 50,249,290 0.38% 2.98% 0.38% 41.52%
Year Ended October 31, 2020 $ 9 .54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) $ 9 .04 4.48% $ 133,496,326 0.39% 4.79% 0.39% 35.10%
Year Ended October 31, 2019 $ 9 .47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) $ 9 .54 10.57% $ 132,985,543 0.38% 2.11% 0.38% 60.90%(g)
Year Ended October 31, 2018 $ 10 .36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) $ 9 .47 (0.52)% $ 115,138,953 0.39% 1.97% 0.39% 25.06%
Year Ended October 31, 2017 $ 9 .68 0.21 1.21 1.42 (0.22) (0.52) — (0.74) $ 10 .36 15.46% $ 112,765,384 0.38% 2.13% 0.38% 41.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86 - Financial Highlights - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2030
Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .46 0.22 1.78 2.00 (0.23) — — (0.23) $ 10 .23 23.98% $ 46,816,777 0.62% 2.29% 0.62% 32.48%
Year Ended October 31, 2020 $ 9 .12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) $ 8 .46 3.47% $ 42,901,882 0.62% 5.09% 0.62% 30.90%
Year Ended October 31, 2019 $ 9 .17 0.16 0.69 0.85 (0.17) (0.73) — (0.90) $ 9 .12 10.82% $ 46,686,724 0.62% 1.83% 0.62% 58.52% (g)
Year Ended October 31, 2018 $ 10 .06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) $ 9 .17 (0.74)% $ 39,937,863 0.63% 1.65% 0.63% 22.92%
Year Ended October 31, 2017 $ 9 .31 0.18 1.32 1.50 (0.18) (0.57) — (0.75) $ 10 .06 17.02% $ 41,549,136 0.62% 1.84% 0.62% 42.26%
Class R Shares
Year Ended October 31, 2021 $ 8 .40 0.20 1.76 1.96 (0.22) — — (0.22) $ 10 .14 23.54% $ 58,409,738 0.88% 2.06% 0.88% 32.48%
Year Ended October 31, 2020 $ 9 .06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) $ 8 .40 3.27% $ 54,535,374 0.89% 4.80% 0.89% 30.90%
Year Ended October 31, 2019 $ 9 .11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) $ 9 .06 10.57% $ 65,304,376 0.88% 1.59% 0.88% 58.52%(g)
Year Ended October 31, 2018 $ 10 .01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) $ 9 .11 (1.12)% $ 68,302,895 0.89% 1.45% 0.89% 22.92%
Year Ended October 31, 2017 $ 9 .26 0.16 1.32 1.48 (0.16) (0.57) — (0.73) $ 10 .01 16.81% $ 83,044,007 0.88% 1.63% 0.88% 42.26%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 8 .54 0.27 1.80 2.07 (0.28) — — (0.28) $ 10 .33 24.53% $ 77,904,775 0.14% 2.72% 0.14% 32.48%
Year Ended October 31, 2020 $ 9 .19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) $ 8 .54 4.08% $ 67,721,599 0.13% 5.57% 0.13% 30.90%
Year Ended October 31, 2019 $ 9 .23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) $ 9 .19 11.38% $ 71,007,415 0.13% 2.33% 0.13% 58.52%(g)
Year Ended October 31, 2018 $ 10 .13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) $ 9 .23 (0.36)% $ 66,023,037 0.14% 2.25% 0.14% 22.92%
Year Ended October 31, 2017 $ 9 .37 0.23 1.33 1.56 (0.23) (0.57) — (0.80) $ 10 .13 17.58% $ 85,367,548 0.13% 2.42% 0.13% 42.26%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .48 0.30 1.73 2.03 (0.25) — — (0.25) $ 10 .26 24.28% $ 58,567,324 0.38% 3.14% 0.38% 32.48%
Year Ended October 31, 2020 $ 9 .13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) $ 8 .48 3.84% $ 136,957,076 0.39% 5.39% 0.39% 30.90%
Year Ended October 31, 2019 $ 9 .18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) $ 9 .13 11.06% $ 136,657,766 0.38% 2.05% 0.38% 58.52%(g)
Year Ended October 31, 2018 $ 10 .08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) $ 9 .18 (0.61)% $ 115,632,239 0.39% 1.92% 0.39% 22.92%
Year Ended October 31, 2017 $ 9 .32 0.20 1.34 1.54 (0.21) (0.57) — (0.78) $ 10 .08 17.39% $ 112,123,935 0.38% 2.08% 0.38% 42.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2021 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2035
Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .93 0.25 2.29 2.54 (0.27) — — (0.27) $ 11 .20 28.79% $ 47,906,141 0.62% 2.37% 0.62% 28.42%
Year Ended October 31, 2020 $ 9 .84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) $ 8 .93 2.74% $ 40,556,210 0.64% 5.68% 0.64% 29.44%
Year Ended October 31, 2019 $ 9 .83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) $ 9 .84 11.11% $ 40,363,320 0.63% 1.76% 0.63% 62.73%(g)
Year Ended October 31, 2018 $ 10 .78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) $ 9 .83 (0.83)% $ 39,491,844 0.63% 1.60% 0.63% 25.24%
Year Ended October 31, 2017 $ 9 .84 0.18 1.52 1.70 (0.19) (0.57) — (0.76) $ 10 .78 18.26% $ 39,291,194 0.61% 1.76% 0.61% 42.82%
Class R Shares
Year Ended October 31, 2021 $ 8 .86 0.23 2.25 2.48 (0.25) — — (0.25) $ 11 .09 28.39% $ 48,471,447 0.88% 2.25% 0.88% 28.42%
Year Ended October 31, 2020 $ 9 .77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) $ 8 .86 2.56% $ 44,851,769 0.89% 5.43% 0.89% 29.44%
Year Ended October 31, 2019 $ 9 .77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) $ 9 .77 10.77% $ 57,945,595 0.88% 1.52% 0.88% 62.73%(g)
Year Ended October 31, 2018 $ 10 .72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) $ 9 .77 (1.10)% $ 62,131,585 0.89% 1.38% 0.89% 25.24%
Year Ended October 31, 2017 $ 9 .79 0.16 1.51 1.67 (0.17) (0.57) — (0.74) $ 10 .72 17.98% $ 72,435,575 0.88% 1.59% 0.88% 42.82%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9 .02 0.32 2.30 2.62 (0.31) — — (0.31) $ 11 .33 29.51% $ 65,765,874 0.14% 2.95% 0.14% 28.42%
Year Ended October 31, 2020 $ 9 .92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) $ 9 .02 3.23% $ 54,648,223 0.13% 6.16% 0.13% 29.44%
Year Ended October 31, 2019 $ 9 .90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) $ 9 .92 11.69% $ 57,567,996 0.13% 2.22% 0.13% 62.73%(g)
Year Ended October 31, 2018 $ 10 .86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) $ 9 .90 (0.43)% $ 49,512,009 0.14% 2.18% 0.14% 25.24%
Year Ended October 31, 2017 $ 9 .90 0.25 1.52 1.77 (0.24) (0.57) — (0.81) $ 10 .86 18.90% $ 59,393,228 0.13% 2.40% 0.13% 42.82%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .95 0.35 2.22 2.57 (0.29) — — (0.29) $ 11 .23 29.09% $ 48,104,730 0.38% 3.37% 0.38% 28.42%
Year Ended October 31, 2020 $ 9 .85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) $ 8 .95 3.04% $ 109,525,958 0.39% 5.99% 0.39% 29.44%
Year Ended October 31, 2019 $ 9 .84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) $ 9 .85 11.37% $ 110,606,910 0.38% 1.95% 0.38% 62.73%(g)
Year Ended October 31, 2018 $ 10 .80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) $ 9 .84 (0.68)% $ 95,516,493 0.39% 1.86% 0.39% 25.24%
Year Ended October 31, 2017 $ 9 .85 0.21 1.52 1.73 (0.21) (0.57) — (0.78) $ 10 .80 18.60% $ 92,141,834 0.38% 2.02% 0.38% 42.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Financial Highlights - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2040
Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .62 0.26 2.47 2.73 (0.28) —   — (0.28) $ 11 .07 32.10% $ 42,062,447 0.62% 2.55% 0.62% 24.30%
Year Ended October 31, 2020 $ 9 .61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) $ 8 .62 2.52% $ 37,082,844 0.64% 6.05% 0.64% 25.82%
Year Ended October 31, 2019 $ 9 .64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) $ 9 .61 11.29% $ 36,369,499 0.63% 1.64% 0.63% 69.69%(g)
Year Ended October 31, 2018 $ 10 .48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) $ 9 .64 (0.58)% $ 33,133,554 0.63% 1.54% 0.63% 21.19%
Year Ended October 31, 2017 $ 9 .58 0.16 1.60 1.76 (0.18) (0.68) — (0.86) $ 10 .48 19.45% $ 29,312,155 0.61% 1.63% 0.61% 36.23%
Class R Shares
Year Ended October 31, 2021 $ 8 .55 0.23 2.44 2.67 (0.26) —   — (0.26) $ 10 .96 31.71% $ 44,758,874 0.88% 2.22% 0.88% 24.30%
Year Ended October 31, 2020 $ 9 .55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) $ 8 .55 2.29% $ 38,170,456 0.89% 5.78% 0.89% 25.82%
Year Ended October 31, 2019 $ 9 .59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) $ 9 .55 10.94% $ 45,987,812 0.88% 1.42% 0.88% 69.69%(g)
Year Ended October 31, 2018 $ 10 .42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) $ 9 .59 (0.75)% $ 50,265,990 0.89% 1.33% 0.89% 21.19%
Year Ended October 31, 2017 $ 9 .54 0.14 1.57 1.71 (0.15) (0.68) — (0.83) $ 10 .42 19.06% $ 57,952,183 0.88% 1.45% 0.88% 36.23%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 8 .73 0.31 2.49 2.80 (0.31) —   — (0.31) $ 11 .22 32.60% $ 54,745,566 0.14% 2.98% 0.14% 24.30%
Year Ended October 31, 2020 $ 9 .71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) $ 8 .73 3.04% $ 45,122,006 0.13% 6.53% 0.13% 25.82%
Year Ended October 31, 2019 $ 9 .72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) $ 9 .71 11.98% $ 48,038,039 0.13% 2.12% 0.13% 69.69%(g)
Year Ended October 31, 2018 $ 10 .56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) $ 9 .72 (0.10)% $ 47,721,031 0.14% 2.14% 0.14% 21.19%
Year Ended October 31, 2017 $ 9 .65 0.22 1.59 1.81 (0.22) (0.68) — (0.90) $ 10 .56 19.96% $ 59,859,718 0.13% 2.19% 0.13% 36.23%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .69 0.35 2.42 2.77 (0.29) —   — (0.29) $ 11 .17 32.33% $ 45,012,061 0.38% 3.40% 0.38% 24.30%
Year Ended October 31, 2020 $ 9 .67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) $ 8 .69 2.79% $ 92,564,844 0.39% 6.44% 0.39% 25.82%
Year Ended October 31, 2019 $ 9 .69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) $ 9 .67 11.63% $ 90,087,450 0.38% 1.84% 0.38% 69.69%(g)
Year Ended October 31, 2018 $ 10 .53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) $ 9 .69 (0.34)% $ 72,676,691 0.39% 1.82% 0.39% 21.19%
Year Ended October 31, 2017 $ 9 .62 0.19 1.60 1.79 (0.20) (0.68) — (0.88) $ 10 .53 19.73% $ 69,863,363 0.38% 1.88% 0.38% 36.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2021 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2045
Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .01 0.28 2.73 3.01 (0.29) —   — (0.29) $ 11 .73 33.93% $ 38,906,868 0.61% 2.58% 0.61% 22.50%
Year Ended October 31, 2020 $ 10 .06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) $ 9 .01 2.32% $ 32,436,903 0.64% 6.34% 0.64% 21.81%
Year Ended October 31, 2019 $ 10 .07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) $ 10 .06 11.63% $ 33,168,135 0.63% 1.62% 0.63% 69.22%(g)
Year Ended October 31, 2018 $ 10 .90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) $ 10 .07 (0.57)% $ 31,046,163 0.63% 1.51% 0.63% 21.94%
Year Ended October 31, 2017 $ 9 .80 0.15 1.76 1.91 (0.17) (0.64) — (0.81) $ 10 .90 20.54% $ 29,257,058 0.61% 1.49% 0.61% 34.41%
Class R Shares
Year Ended October 31, 2021 $ 8 .90 0.25 2.70 2.95 (0.29) —   — (0.29) $ 11 .56 33.59% $ 38,523,875 0.88% 2.28% 0.88% 22.50%
Year Ended October 31, 2020 $ 9 .96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) $ 8 .90 2.09% $ 32,295,903 0.89% 6.08% 0.89% 21.81%
Year Ended October 31, 2019 $ 9 .99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) $ 9 .96 11.22% $ 36,320,570 0.88% 1.40% 0.88% 69.22%(g)
Year Ended October 31, 2018 $ 10 .82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) $ 9 .99 (0.83)% $ 39,183,778 0.89% 1.32% 0.89% 21.94%
Year Ended October 31, 2017 $ 9 .73 0.13 1.75 1.88 (0.15) (0.64) — (0.79) $ 10 .82 20.33% $ 47,506,612 0.88% 1.31% 0.88% 34.41%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9 .10 0.33 2.77 3.10 (0.34) —   — (0.34) $ 11 .86 34.56% $ 54,832,892 0.14% 2.99% 0.14% 22.50%
Year Ended October 31, 2020 $ 10 .13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) $ 9 .10 2.86% $ 42,417,918 0.13% 6.89% 0.13% 21.81%
Year Ended October 31, 2019 $ 10 .14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) $ 10 .13 12.10% $ 44,918,425 0.13% 2.09% 0.13% 69.22%(g)
Year Ended October 31, 2018 $ 10 .97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) $ 10 .14 (0.07)% $ 39,305,513 0.14% 2.12% 0.14% 21.94%
Year Ended October 31, 2017 $ 9 .84 0.21 1.77 1.98 (0.21) (0.64) — (0.85) $ 10 .97 21.29% $ 48,309,859 0.13% 2.09% 0.13% 34.41%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9 .00 0.38 2.66 3.04 (0.30) —   — (0.30) $ 11 .74 34.28% $ 31,637,151 0.38% 3.52% 0.38% 22.50%
Year Ended October 31, 2020 $ 10 .04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) $ 9 .00 2.56% $ 66,389,627 0.38% 6.65% 0.38% 21.81%
Year Ended October 31, 2019 $ 10 .06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) $ 10 .04 11.82% $ 62,070,869 0.38% 1.81% 0.38% 69.22%(g)
Year Ended October 31, 2018 $ 10 .89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) $ 10 .06 (0.32)% $ 48,039,172 0.39% 1.76% 0.39% 21.94%
Year Ended October 31, 2017 $ 9 .78 0.18 1.76 1.94 (0.19) (0.64) — (0.83) $ 10 .89 20.91% $ 42,782,888 0.38% 1.73% 0.38% 34.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

90 - Financial Highlights - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2050
Fund
Class A Shares
Year Ended October 31, 2021 $ 7 .86 0.24 2.46 2.70 (0.25) —   — (0.25) $ 10 .31 34.98% $ 36,640,240 0.63% 2.47% 0.63% 22.22%
Year Ended October 31, 2020 $ 8 .82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) $ 7 .86 2.06% $ 28,152,445 0.64% 6.40% 0.64% 19.73%
Year Ended October 31, 2019 $ 8 .73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) $ 8 .82 11.58% $ 28,021,274 0.63% 1.61% 0.63% 72.55%(g)
Year Ended October 31, 2018 $ 9 .29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) $ 8 .73 (0.46)% $ 26,072,573 0.63% 1.46% 0.63% 19.14%
Year Ended October 31, 2017 $ 8 .33 0.13 1.51 1.64 (0.14) (0.54) — (0.68) $ 9 .29 20.84% $ 23,490,599 0.61% 1.44% 0.61% 32.50%
Class R Shares
Year Ended October 31, 2021 $ 7 .73 0.22 2.41 2.63 (0.25) —   — (0.25) $ 10 .11 34.57% $ 38,311,122 0.88% 2.31% 0.88% 22.22%
Year Ended October 31, 2020 $ 8 .69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) $ 7 .73 1.83% $ 31,628,512 0.89% 6.10% 0.89% 19.73%
Year Ended October 31, 2019 $ 8 .61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) $ 8 .69 11.34% $ 33,974,900 0.88% 1.36% 0.88% 72.55%(g)
Year Ended October 31, 2018 $ 9 .18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) $ 8 .61 (0.82)% $ 36,604,249 0.89% 1.27% 0.89% 19.14%
Year Ended October 31, 2017 $ 8 .23 0.11 1.50 1.61 (0.12) (0.54) — (0.66) $ 9 .18 20.71% $ 40,326,541 0.88% 1.29% 0.88% 32.50%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 7 .89 0.29 2.47 2.76 (0.28) —   — (0.28) $ 10 .37 35.59% $ 43,407,016 0.14% 2.96% 0.14% 22.22%
Year Ended October 31, 2020 $ 8 .84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) $ 7 .89 2.66% $ 35,350,211 0.13% 6.88% 0.13% 19.73%
Year Ended October 31, 2019 $ 8 .76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) $ 8 .84 11.97% $ 35,859,625 0.13% 2.07% 0.13% 72.55%(g)
Year Ended October 31, 2018 $ 9 .32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) $ 8 .76 0.04% $ 32,438,748 0.14% 2.07% 0.14% 19.14%
Year Ended October 31, 2017 $ 8 .34 0.17 1.53 1.70 (0.18) (0.54) — (0.72) $ 9 .32 21.57% $ 37,250,979 0.13% 1.99% 0.13% 32.50%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 7 .86 0.32 2.40 2.72 (0.26) —   — (0.26) $ 10 .32 35.19% $ 29,989,980 0.38% 3.42% 0.38% 22.22%
Year Ended October 31, 2020 $ 8 .81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) $ 7 .86 2.43% $ 51,492,181 0.38% 6.76% 0.38% 19.73%
Year Ended October 31, 2019 $ 8 .72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) $ 8 .81 11.86% $ 47,013,138 0.38% 1.76% 0.38% 72.55%(g)
Year Ended October 31, 2018 $ 9 .29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) $ 8 .72 (0.33)% $ 35,576,245 0.39% 1.74% 0.39% 19.14%
Year Ended October 31, 2017 $ 8 .31 0.15 1.53 1.68 (0.16) (0.54) — (0.70) $ 9 .29 21.35% $ 32,128,718 0.38% 1.69% 0.38% 32.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2021 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2055
Fund
Class A Shares
Year Ended October 31, 2021 $ 12 .06 0.36 3.87 4.23 (0.40) —   — (0.40) $ 15 .89 35.64% $ 24,351,483 0.63% 2.43% 0.63% 24.93%
Year Ended October 31, 2020 $ 13 .53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) $ 12 .06 1.92% $ 17,889,140 0.64% 6.44% 0.64% 18.49%
Year Ended October 31, 2019 $ 13 .32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) $ 13 .53 11.45% $ 17,369,263 0.63% 1.58% 0.63% 77.13%(g)
Year Ended October 31, 2018 $ 13 .98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) $ 13 .32 (0.47)% $ 17,583,786 0.64% 1.43% 0.64% 18.61%
Year Ended October 31, 2017 $ 12 .30 0.18 2.34 2.52 (0.21) (0.63) — (0.84) $ 13 .98 21.33% $ 14,927,090 0.62% 1.40% 0.62% 26.27%
Class R Shares
Year Ended October 31, 2021 $ 12 .02 0.33 3.85 4.18 (0.39) —   — (0.39) $ 15 .81 35.34% $ 19,837,245 0.88% 2.24% 0.88% 24.93%
Year Ended October 31, 2020 $ 13 .49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) $ 12 .02 1.65% $ 15,728,866 0.89% 6.10% 0.89% 18.49%
Year Ended October 31, 2019 $ 13 .28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) $ 13 .49 11.22% $ 17,223,971 0.88% 1.32% 0.88% 77.13%(g)
Year Ended October 31, 2018 $ 13 .95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) $ 13 .28 (0.77)% $ 17,971,136 0.89% 1.24% 0.89% 18.61%
Year Ended October 31, 2017 $ 12 .28 0.15 2.33 2.48 (0.18) (0.63) — (0.81) $ 13 .95 21.04% $ 17,993,301 0.88% 1.17% 0.88% 26.27%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 12 .15 0.44 3.90 4.34 (0.44) —   — (0.44) $ 16 .05 36.33% $ 31,440,897 0.14% 2.93% 0.14% 24.93%
Year Ended October 31, 2020 $ 13 .61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) $ 12 .15 2.47% $ 22,741,503 0.13% 6.94% 0.13% 18.49%
Year Ended October 31, 2019 $ 13 .39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) $ 13 .61 12.03% $ 21,833,436 0.13% 2.00% 0.13% 77.13%(g)
Year Ended October 31, 2018 $ 14 .05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) $ 13 .39 0.02% $ 18,355,415 0.14% 2.03% 0.14% 18.61%
Year Ended October 31, 2017 $ 12 .35 0.25 2.34 2.59 (0.26) (0.63) — (0.89) $ 14 .05 21.93% $ 19,408,740 0.13% 1.91% 0.13% 26.27%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 12 .13 0.52 3.78 4.30 (0.41) —   — (0.41) $ 16 .02 36.01% $ 14,826,703 0.38% 3.54% 0.38% 24.93%
Year Ended October 31, 2020 $ 13 .60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) $ 12 .13 2.15% $ 27,503,360 0.38% 6.72% 0.38% 18.49%
Year Ended October 31, 2019 $ 13 .38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) $ 13 .60 11.76% $ 23,766,827 0.38% 1.71% 0.38% 77.13%(g)
Year Ended October 31, 2018 $ 14 .04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) $ 13 .38 (0.23)% $ 17,337,540 0.39% 1.69% 0.39% 18.61%
Year Ended October 31, 2017 $ 12 .34 0.21 2.35 2.56 (0.23) (0.63) — (0.86) $ 14 .04 21.67% $ 15,443,331 0.38% 1.61% 0.38% 26.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

92 - Financial Highlights - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2060
Fund
Class A Shares
Year Ended October 31, 2021 $ 10 .18 0.30 3.32 3.62 (0.34) —   — (0.34) $ 13 .46 36.12% $ 12,710,162 0.63% 2.39% 0.63% 36.19%
Year Ended October 31, 2020 $ 11 .11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) $ 10 .18 1.92% $ 8,944,454 0.63% 6.27% 0.63% 17.95%
Year Ended October 31, 2019 $ 10 .74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) $ 11 .11 11.45% $ 7,567,356 0.63% 1.51% 0.63% 77.38%(g)
Year Ended October 31, 2018 $ 11 .31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) $ 10 .74 (0.43)% $ 5,481,132 0.63% 1.35% 0.63% 16.95%
Year Ended October 31, 2017 $ 9 .71 0.14 1.88 2.02 (0.17) (0.25) — (0.42) $ 11 .31 21.31% $ 3,200,947 0.61% 1.29% 0.61% 44.88%
Class R Shares
Year Ended October 31, 2021 $ 10 .15 0.28 3.30 3.58 (0.33) —   — (0.33) $ 13 .40 35.85% $ 4,103,763 0.88% 2.27% 0.88% 36.19%
Year Ended October 31, 2020 $ 11 .10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) $ 10 .15 1.53% $ 3,101,260 0.88% 6.19% 0.88% 17.95%
Year Ended October 31, 2019 $ 10 .73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) $ 11 .10 11.22% $ 2,317,541 0.88% 1.24% 0.88% 77.38%(g)
Year Ended October 31, 2018 $ 11 .30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) $ 10 .73 (0.65)% $ 1,603,324 0.90% 1.12% 0.90% 16.95%
Year Ended October 31, 2017 $ 9 .71 0.11 1.88 1.99 (0.15) (0.25) — (0.40) $ 11 .30 21.03% $ 1,055,047 0.81% 1.06% 0.81% 44.88%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 10 .21 0.35 3.35 3.70 (0.38) —   — (0.38) $ 13 .53 36.89% $ 12,426,429 0.14% 2.80% 0.14% 36.19%
Year Ended October 31, 2020 $ 11 .15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) $ 10 .21 2.29% $ 7,416,567 0.13% 7.07% 0.13% 17.95%
Year Ended October 31, 2019 $ 10 .77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) $ 11 .15 12.06% $ 5,821,489 0.13% 1.96% 0.13% 77.38%(g)
Year Ended October 31, 2018 $ 11 .34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) $ 10 .77 0.04% $ 3,924,629 0.14% 2.00% 0.14% 16.95%
Year Ended October 31, 2017 $ 9 .72 0.19 1.89 2.08 (0.21) (0.25) — (0.46) $ 11 .34 22.02% $ 3,276,461 0.13% 1.82% 0.13% 44.88%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10 .20 0.41 3.25 3.66 (0.35) —   — (0.35) $ 13 .51 36.43% $ 7,890,959 0.38% 3.33% 0.38% 36.19%
Year Ended October 31, 2020 $ 11 .14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) $ 10 .20 2.08% $ 12,770,646 0.38% 6.75% 0.38% 17.95%
Year Ended October 31, 2019 $ 10 .76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) $ 11 .14 11.80% $ 8,443,935 0.38% 1.73% 0.38% 77.38%(g)
Year Ended October 31, 2018 $ 11 .33 0.18 (0.18) — (0.22) (0.35) — (0.57) $ 10 .76 (0.20)% $ 5,671,660 0.38% 1.59% 0.38% 16.95%
Year Ended October 31, 2017 $ 9 .72 0.17 1.88 2.05 (0.19) (0.25) — (0.44) $ 11 .33 21.62% $ 3,897,706 0.38% 1.61% 0.38% 44.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2021 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination 2065
Fund
Class A Shares
Year Ended October 31, 2021 $ 10 .11 0.22 3.45 3.67 (0.35) — — (0.35) $ 13 .43 36.94% $ 467,901 0.53% 1.73% 0.53% 71.42%
Period Ended October 31,
2020(g) $ 10 .00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) $ 10 .11 5.37% $ 80,888 0.63% 8.75% 0.63% 3.65%
Class R Shares
Year Ended October 31, 2021 $ 10 .11 0.15 3.47 3.62 (0.34) — — (0.34) $ 13 .39 36.35% $ 139,409 0.88% 1.22% 0.88% 71.42%
Period Ended October 31,
2020(g) $ 10 .00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) $ 10 .11 5.27% $ 32,803 0.87% 6.48% 0.87% 3.65%
Class R6 Shares
Year Ended October 31, 2021 $ 10 .12 0.38 3.35 3.73 (0.39) — — (0.39) $ 13 .46 37.49% $ 1,175,662 0.13% 3.06% 0.13% 71.42%
Period Ended October 31,
2020(g) $ 10 .00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) $ 10 .12 5.70% $ 1,074,926 0.14% 5.28% 0.14% 3.65%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10 .11 0.06 3.65 3.71 (0.37) — — (0.37) $ 13 .45 37.20% $ 709,602 0.38% 0.48% 0.38% 71.42%
Period Ended October 31,
2020(g) $ 10 .00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) $ 10 .11 5.45%(h) $ 5,725 0.39% 4.99% 0.39% 3.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

94 - Financial Highlights - October 31, 2021 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Destination
Retirement Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .20 0.20 0.89 1.09 (0.20) — (0.20) $ 9 .09 13.41% $ 28,374,138 0.60% 2.22% 0.60% 33.36%
Year Ended October 31, 2020 $ 8 .44 0.31 0.11 0.42 (0.37) (0.29) (0.66) $ 8 .20 5.18% $ 32,709,441 0.60% 3.74% 0.60% 31.60%
Year Ended October 31, 2019 $ 8 .30 0.17 0.52 0.69 (0.17) (0.38) (0.55) $ 8 .44 9.13% $ 5,844,072 0.61% 2.02% 0.61% 64.58%(g)
Year Ended October 31, 2018 $ 8 .84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) $ 8 .30 (0.66)% $ 5,541,596 0.62% 1.85% 0.62% 28.01%
Year Ended October 31, 2017 $ 8 .52 0.16 0.74 0.90 (0.17) (0.41) (0.58) $ 8 .84 11.10% $ 9,665,357 0.61% 1.93% 0.61% 34.93%
Class R Shares
Year Ended October 31, 2021 $ 8 .16 0.17 0.88 1.05 (0.17) — (0.17) $ 9 .04 13.04% $ 48,390,826 0.88% 1.91% 0.88% 33.36%
Year Ended October 31, 2020 $ 8 .40 0.29 0.10 0.39 (0.34) (0.29) (0.63) $ 8 .16 4.88% $ 52,827,342 0.88% 3.51% 0.88% 31.60%
Year Ended October 31, 2019 $ 8 .26 0.14 0.53 0.67 (0.15) (0.38) (0.53) $ 8 .40 8.83% $ 18,483,186 0.89% 1.76% 0.89% 64.58%(g)
Year Ended October 31, 2018 $ 8 .80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) $ 8 .26 (0.92)% $ 21,515,708 0.89% 1.60% 0.89% 28.01%
Year Ended October 31, 2017 $ 8 .48 0.14 0.73 0.87 (0.14) (0.41) (0.55) $ 8 .80 10.84% $ 27,379,736 0.88% 1.66% 0.88% 34.93%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 8 .23 0.24 0.89 1.13 (0.24) — (0.24) $ 9 .12 13.89% $ 50,256,963 0.14% 2.68% 0.14% 33.36%
Year Ended October 31, 2020 $ 8 .47 0.37 0.09 0.46 (0.41) (0.29) (0.70) $ 8 .23 5.66% $ 58,625,140 0.13% 4.46% 0.13% 31.60%
Year Ended October 31, 2019 $ 8 .33 0.21 0.52 0.73 (0.21) (0.38) (0.59) $ 8 .47 9.60% $ 13,853,860 0.13% 2.50% 0.13% 64.58%(g)
Year Ended October 31, 2018 $ 8 .87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) $ 8 .33 (0.15)% $ 16,519,758 0.14% 2.41% 0.14% 28.01%
Year Ended October 31, 2017 $ 8 .55 0.21 0.73 0.94 (0.21) (0.41) (0.62) $ 8 .87 11.61% $ 26,404,668 0.13% 2.46% 0.13% 34.93%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .21 0.26 0.85 1.11 (0.22) — (0.22) $ 9 .10 13.64% $ 30,819,064 0.38% 2.95% 0.38% 33.36%
Year Ended October 31, 2020 $ 8 .45 0.36 0.08 0.44 (0.39) (0.29) (0.68) $ 8 .21 5.40% $ 101,568,923 0.38% 4.40% 0.38% 31.60%
Year Ended October 31, 2019 $ 8 .31 0.18 0.53 0.71 (0.19) (0.38) (0.57) $ 8 .45 9.35% $ 25,843,875 0.38% 2.21% 0.38% 64.58%(g)
Year Ended October 31, 2018 $ 8 .85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) $ 8 .31 (0.40)% $ 25,675,302 0.39% 2.10% 0.39% 28.01%
Year Ended October 31, 2017 $ 8 .53 0.18 0.74 0.92 (0.19) (0.41) (0.60) $ 8 .85 11.35% $ 29,656,153 0.38% 2.16% 0.38% 34.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 95
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds
("ETFs")) (together, the “Underlying Funds”), and may have
additional investment and concentration risk. The Underlying
Funds typically invest in stocks, bonds, and other securities.
Each Fund may also invest in an unregistered fixed interest
contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and
Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

96 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of ETFs
are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of
registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which
are open-end investment companies generally available
to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as
of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended October 31, 2021, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 20 December 31, 20 20 2.20%
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 June 30, 2021 2.15%
July 1, 2021 September 30, 2021 2.15%
October 1, 2021 October 31, 2021 2.15%
November 1, 2021 no less than 0.00% per annum.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,756,607 $ – $ – $ 11,756,607
Investment Companies 189,442,407 – – 189,442,407
Investment Contract – – 14,176,467 14,176,467

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 97
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 4,187,758 $ – $ – $ 4,187,758
Total $ 205,386,772 $ – $ 14,176,467 $ 219,563,239
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,990,183 $ – $ – $ 14,990,183
Investment Companies 220,546,860 – – 220,546,860
Investment Contract – – 6,253,955 6,253,955
Short-Term Investment 3,295,428 – – 3,295,428
Total $ 238,832,471 $ – $ 6,253,955 $ 245,086,426
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,124,588 $ – $ – $ 16,124,588
Investment Companies 191,906,542 – – 191,906,542
Investment Contract – – 2,306,581 2,306,581
Short-Term Investment 2,690,973 – – 2,690,973
Total $ 210,722,103 $ – $ 2,306,581 $ 213,028,684
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,876,815 $ – $ – $ 15,876,815
Investment Companies 169,570,142 – – 169,570,142
Investment Contract – – 1,213,610 1,213,610
Short-Term Investment 2,466,504 – – 2,466,504
Total $ 187,913,461 $ – $ 1,213,610 $ 189,127,071
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,204,976 $ – $ – $ 14,204,976
Investment Companies 149,441,890 – – 149,441,890
Investment Contract – – 322,649 322,649
Short-Term Investment 2,179,512 – – 2,179,512
Total $ 165,826,378 $ – $ 322,649 $ 166,149,027
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,246,759 $ – $ – $ 13,246,759
Investment Companies 135,171,282 – – 135,171,282
Short-Term Investment 1,985,794 – – 1,985,794
Total $ 150,403,835 $ – $ – $ 150,403,835

98 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,829,332 $ – $ – $ 7,829,332
Investment Companies 82,661,942 – – 82,661,942
Short-Term Investment 852,105 – – 852,105
Total $ 91,343,379 $ – $ – $ 91,343,379
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,232,987 $ – $ – $ 3,232,987
Investment Companies 33,909,347 – – 33,909,347
Short-Term Investment 254,744 – – 254,744
Total $ 37,397,078 $ – $ – $ 37,397,078
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 211,861 $ – $ – $ 211,861
Investment Companies 2,279,761 – – 2,279,761
Total $ 2,491,622 $ – $ – $ 2,491,622
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,165,752 $ – $ – $ 7,165,752
Investment Companies 133,874,574 – – 133,874,574
Investment Contract – – 16,883,076 16,883,076
Short-Term Investment 3,229,125 – – 3,229,125
Total $ 144,269,451 $ – $ 16,883,076 $ 161,152,527
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Destination 2025
Investment
Contract Total
Balance as of October 31, 2020 $ 15,130,744 $ 15,130,744
Purchases
*
7,615,185 7,615,185
Sales (8,569,462) (8,569,462)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 14,176,467 $ 14,176,467

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 99
Destination 2030
Investment
Contract Total
Balance as of October 31, 2020 $ 5,342,520 $ 5,342,520
Purchases
*
3,894,486 3,894,486
Sales (2,983,051) (2,983,051)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 6,253,955 $ 6,253,955
Destination 2035
Investment
Contract Total
Balance as of October 31, 2020 $ 2,355,998 $ 2,355,998
Purchases
*
1,152,570 1,152,570
Sales (1,201,987) (1,201,987)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 2,306,581 $ 2,306,581
Destination 2040
Investment
Contract Total
Balance as of October 31, 2020 $ 1,283,562 $ 1,283,562
Purchases
*
589,001 589,001
Sales (658,953) (658,953)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 1,213,610 $ 1,213,610
Destination 2045
Investment
Contract Total
Balance as of October 31, 2020 $ 162,387 $ 162,387
Purchases
*
268,366 268,366
Sales (108,104) (108,104)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 322,649 $ 322,649
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2020 $ 26,982,011 $ 26,982,011
Purchases
*
3,651,953 3,651,953
Sales (13,750,888) (13,750,888)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 16,883,076 $ 16,883,076
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.

100 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated
Underlying Fund’s most recent annual report to shareholders
which can be found at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, Funds that had overdrawn balances were as follows:
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Fund
U.S. Dollar
Amount
Destination 2025 $ 45,336
Destination 2030 33,320
Destination 2035 38,419
Destination 2040 95,577
Destination 2045 76,348
Destination 2050 16,983
Destination 2060 9,626
Destination Retirement 187

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 101
investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Destination 2025 $ 4,187,758
Destination 2030 3,295,428
Destination 2035 2,690,973
Destination 2040 2,466,504
Destination 2045 2,179,512
Destination 2050 1,985,794
Destination 2055 852,105
Destination 2060 254,744
Destination Retirement 3,229,125

102 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to investments in regulated investment companies, tax
equalization, and redesignation of distributions. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily be attributable to outstanding wash sale loss deferrals.
These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Fund Capital
Total
Distributable
Earnings (Loss)
Destination 2025 $ 4,175,671 $ (4,175,671)
Destination 2030 4,062,055 (4,062,055)
Destination 2035 3,605,188 (3,605,188)
Destination 2040 2,995,066 (2,995,066)
Destination 2045 5,566 (5,566)
Destination 2050 1,352 (1,352)
Destination 2055 14,036 (14,036)
Destination 2060 736 (736)
Destination 2065 (152) 152
Destination Retirement 3,223,424 (3,223,424)

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 103
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA a unified management fee of 0.13% per annum
of the Fund’s average daily net assets. Out of the unified
management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation
and expenses of the non-interested Trustees and counsel to
the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other
non-routine expenses not incurred in the ordinary course of a
Fund’s business. For the year ended October 31, 2021, the
Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment
Advisory Agreement, NFA pays fund administration and
transfer agency fees. Therefore, during the year ended October
31, 2021, the Funds did not pay any fund administration and
transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares and 0.50% for Class R shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2021, the Funds imposed aggregate front-end sales charges of $40,462. From
these fees, NFD retained a portion amounting to $5,595.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on
the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed
on Class A shares for certain redemptions made within 18
months of purchase. Applicable Class A CDSCs are 1.00% for
all Funds. During the year ended October 31, 2021, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.23% 0.25% 0.25%
Destination 2030 0.23 0.25 0.25
Destination 2035 0.23 0.25 0.25
Destination 2040 0.23 0.25 0.25
Destination 2045 0.22 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.25 0.25 0.25

104 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract.
The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended October
31, 2021 were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2060 0.25% 0.25% 0.25%
Destination 2065 0.15 0.25 0.25
Destination Retirement 0.22 0.25 0.25
Fund Amount
Destination 2025 $ 508,071
Destination 2030 551,283
Destination 2035 477,649
Destination 2040 422,500
Destination 2045 338,223
Destination 2050 308,559
Destination 2055 171,615
Destination 2060 72,056
Destination 2065 1,961
Destination Retirement 391,434
Fund
% of Shares
Outstanding
Owned
Destination 2025 21.19%
Destination 2030 19.65
Destination 2035 20.58
Destination 2040 20.06
Destination 2045 17.31
Destination 2050 14.93
Destination 2055 22.75
Destination 2060 23.03
Destination 2065 68.82
Destination Retirement 20.41

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 105
Destination 2025
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 915,164 11,837,866 3,599,352 (6,316,743) 34,167 500,342 9,654,984 728,952 —
Nationwide International
Index Fund, Class R6 2,703,075 36,913,174 4,738,829 (27,350,903) 3,838,960 7,133,694 25,273,754 782,375 —
Nationwide Mid Cap Market
Index Fund, Class R6 282,428 8,574,467 1,182,085 (7,122,556) 963,785 2,273,899 5,871,680 86,993 209,498
Nationwide Multi-Cap
Portfolio, Class R6 4,332,460 82,535,756 13,451,273 (60,693,865) 11,264,273 16,003,283 62,560,720 4,409,634 —
Nationwide Small Cap Index
Fund, Class R6 189,338 4,711,213 490,656 (4,601,578) 1,001,446 1,043,312 2,645,049 28,983 —
Nationwide Bond Index
Fund, Class R6 1,727,523 71,709,881 11,648,816 (61,413,199) 804,535 (3,038,994) 19,711,039 877,942 —
Nationwide Bond Portfolio,
Class R6 ** 3,733,922 — 55,353,480 (18,078,233) 168,493 268,870 37,712,610 — —
Nationwide Core Plus Bond
Fund, Class R6 1,687,312 22,532,422 7,661,921 (11,820,748) 19,044 (591,501) 17,801,138 510,359 421,997
Nationwide Inflation-
Protected Securities Fund,
Class R6 730,555 8,133,176 4,553,874 (4,749,212) 52,135 221,460 8,211,433 230,125 —
Nationwide Contract ^∞(a) $14,176,467 15,130,744 7,615,185 (8,569,462) — — 14,176,467 337,648 —
Total 262,078,699 110,295,471 (210,716,499) 18,146,838 23,814,365 203,618,874 7,993,011 631,495
Destination 2030
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 737,405 9,216,579 2,652,341 (4,504,503) 29,088 386,118 7,779,623 559,596 —
Nationwide International
Index Fund, Class R6 4,149,013 50,639,067 4,382,784 (31,376,761) 3,675,427 11,472,754 38,793,271 1,105,501 —
Nationwide Mid Cap Market
Index Fund, Class R6 465,226 12,936,594 1,264,717 (9,526,919) 853,879 4,143,768 9,672,039 135,129 323,703
Nationwide Multi-Cap
Portfolio, Class R6 5,877,488 106,372,343 12,574,474 (69,348,422) 12,472,385 22,800,151 84,870,931 5,694,776 —
Nationwide Small Cap Index
Fund, Class R6 353,635 6,730,024 464,034 (5,271,387) 432,082 2,585,524 4,940,277 44,597 —
Nationwide Bond Index
Fund, Class R6 1,576,412 65,803,370 8,911,245 (54,748,711) 732,116 (2,711,156) 17,986,864 780,710 —
Nationwide Bond Portfolio,
Class R6 ** 3,549,513 — 50,190,441 (14,736,236) 145,547 250,330 35,850,082 — —
Nationwide Core Plus Bond
Fund, Class R6 1,585,564 20,638,628 6,630,844 (10,028,746) 18,931 (531,952) 16,727,705 462,276 382,212
Nationwide Inflation-
Protected Securities Fund,
Class R6 349,294 3,773,886 2,001,597 (1,974,835) 36,049 89,371 3,926,068 102,423 —
Nationwide Contract ^∞(a) $6,253,955 5,342,520 3,894,486 (2,983,051) — — 6,253,955 126,260 —
Total 281,453,011 92,966,963 (204,499,571) 18,395,504 38,484,908 226,800,815 9,011,268 705,915
Destination 2035
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 521,435 6,643,707 1,813,493 (3,256,627) 21,002 279,562 5,501,137 406,503 —
Nationwide International
Index Fund, Class R6 4,244,550 48,542,379 4,976,209 (28,589,936) 3,284,781 11,473,113 39,686,546 1,097,655 —
Nationwide Mid Cap Market
Index Fund, Class R6 516,089 13,312,553 1,526,240 (9,388,651) 752,694 4,526,644 10,729,480 145,357 345,907

106 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 6,003,745 103,688,570 13,928,080 (66,021,188) 11,086,853 24,011,768 86,694,083 5,696,159 —
Nationwide Small Cap Index
Fund, Class R6 379,976 6,729,860 609,721 (5,106,613) 359,163 2,716,138 5,308,269 46,260 —
Nationwide Bond Index
Fund, Class R6 870,129 35,595,355 6,818,369 (31,345,413) 92,584 (1,232,720) 9,928,175 435,548 —
Nationwide Bond Portfolio,
Class R6 ** 2,336,639 — 32,768,760 (9,387,516) 89,229 129,580 23,600,053 — —
Nationwide Core Plus Bond
Fund, Class R6 900,278 9,967,969 5,086,458 (5,283,354) (67,503) (205,633) 9,497,937 242,620 194,795
Nationwide Inflation-
Protected Securities Fund,
Class R6 85,486 513,568 797,907 (374,828) 141 24,074 960,862 19,647 —
Nationwide Contract ^∞(a) $2,306,581 2,355,998 1,152,570 (1,201,987) — — 2,306,581 51,312 —
Total 227,349,959 69,477,807 (159,956,113) 15,618,944 41,722,526 194,213,123 8,141,061 540,702
Destination 2040
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 200,235 1,536,649 1,470,689 (965,484) 3,182 67,446 2,112,482 112,339 —
Nationwide International
Index Fund, Class R6 3,987,631 43,053,187 4,908,157 (23,749,422) 2,440,421 10,632,010 37,284,353 987,435 —
Nationwide Mid Cap Market
Index Fund, Class R6 568,128 14,116,080 1,720,407 (9,592,915) 708,323 4,859,495 11,811,390 155,525 364,966
Nationwide Multi-Cap
Portfolio, Class R6 5,994,495 98,934,258 14,039,145 (60,200,252) 9,434,598 24,352,758 86,560,507 5,420,170 —
Nationwide Small Cap Index
Fund, Class R6 360,014 5,965,146 681,271 (4,332,003) 114,274 2,600,715 5,029,403 41,607 —
Nationwide Bond Index
Fund, Class R6 521,977 21,133,409 3,980,426 (18,494,615) 57,442 (720,900) 5,955,762 259,145 —
Nationwide Bond Portfolio,
Class R6 ** 1,464,549 — 20,168,588 (5,502,953) 50,199 76,109 14,791,943 — —
Nationwide Core Plus Bond
Fund, Class R6 571,024 6,807,839 2,779,658 (3,389,248) (21,313) (152,634) 6,024,302 158,470 127,595
Nationwide Contract ^∞(a) $1,213,610 1,283,562 589,001 (658,953) — — 1,213,610 28,092 —
Total 192,830,130 50,337,342 (126,885,845) 12,787,126 41,714,999 170,783,752 7,162,783 492,561
Destination 2045
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 32,079 — 414,639 (76,795) 100 493 338,437 9,113 —
Nationwide International
Index Fund, Class R6 3,627,010 36,222,344 4,719,147 (18,245,575) 1,987,098 9,229,530 33,912,544 866,804 —
Nationwide Mid Cap Market
Index Fund, Class R6 535,121 12,073,605 1,627,360 (7,418,643) 415,782 4,427,071 11,125,175 137,963 318,254
Nationwide Multi-Cap
Portfolio, Class R6 5,634,145 85,646,912 13,346,180 (47,911,108) 7,428,243 22,846,819 81,357,046 4,815,278 —
Nationwide Small Cap Index
Fund, Class R6 335,664 5,233,176 656,010 (3,601,424) 61,249 2,340,217 4,689,228 37,317 —
Nationwide Bond Index
Fund, Class R6 358,707 13,439,899 2,651,714 (11,561,034) 36,412 (474,143) 4,092,848 — —
Nationwide Bond Portfolio,
Class R6 ** 984,415 — 13,385,773 (3,526,470) 32,177 51,114 9,942,594 170,532 —
Nationwide Core Plus Bond
Fund, Class R6 377,632 4,100,088 1,941,232 (1,944,901) (27,325) (85,076) 3,984,018 101,545 80,045
Nationwide Contract ^∞(a) $322,649 162,387 268,366 (108,104) — — 322,649 5,092 —
Total 156,878,411 39,010,421 (94,394,054) 9,933,736 38,336,025 149,764,539 6,143,644 398,299

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 107
Destination 2050
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 3,344,583 31,237,763 4,726,444 (14,332,062) 1,382,970 8,256,737 31,271,852 743,145 —
Nationwide Mid Cap Market
Index Fund, Class R6 525,892 11,194,715 1,687,369 (6,449,730) 283,166 4,217,766 10,933,286 127,845 290,269
Nationwide Multi-Cap
Portfolio, Class R6 5,247,531 73,649,903 12,883,997 (37,192,388) 5,234,968 21,197,868 75,774,348 4,089,741 —
Nationwide Small Cap Index
Fund, Class R6 313,217 4,486,598 657,119 (2,831,318) (16,038) 2,079,279 4,375,640 32,172 —
Nationwide Bond Index
Fund, Class R6 279,113 9,524,469 1,942,879 (7,979,020) 7,145 (310,793) 3,184,680 120,800 —
Nationwide Bond Portfolio,
Class R6 ** 730,536 — 9,492,906 (2,169,234) 19,252 35,491 7,378,415 — —
Nationwide Core Plus Bond
Fund, Class R6 213,560 1,948,780 1,241,695 (880,838) (15,747) (40,829) 2,253,061 51,381 38,548
Total 132,042,228 32,632,409 (71,834,590) 6,895,716 35,435,519 135,171,282 5,165,084 328,817
Destination 2055
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,048,204 17,926,783 3,715,645 (8,121,192) 638,930 4,990,545 19,150,711 443,708 —
Nationwide Mid Cap Market
Index Fund, Class R6 342,309 6,649,894 1,362,057 (3,670,344) 235,367 2,539,634 7,116,608 80,997 181,096
Nationwide Multi-Cap
Portfolio, Class R6 3,242,585 42,613,188 9,478,294 (21,037,509) 2,800,972 12,967,981 46,822,926 2,431,650 —
Nationwide Small Cap Index
Fund, Class R6 200,709 2,675,067 524,296 (1,653,159) 120,804 1,136,900 2,803,908 20,200 —
Nationwide Bond Index
Fund, Class R6 155,157 5,257,469 1,170,994 (4,487,103) 23,223 (194,245) 1,770,338 66,922 —
Nationwide Bond Portfolio,
Class R6 ** 399,088 — 5,217,102 (1,219,423) 9,901 23,209 4,030,789 — —
Nationwide Core Plus Bond
Fund, Class R6 91,627 887,593 492,196 (387,589) (6,747) (18,791) 966,662 22,949 17,469
Total 76,009,994 21,960,584 (40,576,319) 3,822,450 21,445,233 82,661,942 3,066,426 198,565
Destination 2060
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 840,597 6,914,308 2,472,243 (3,754,900) 258,257 1,969,671 7,859,579 178,740 —
Nationwide Mid Cap Market
Index Fund, Class R6 143,551 2,573,856 948,882 (1,652,683) 163,734 950,643 2,984,432 33,158 71,762
Nationwide Multi-Cap
Portfolio, Class R6 1,343,293 16,565,870 6,353,854 (9,872,625) 942,731 5,407,327 19,397,157 961,166 —
Nationwide Small Cap Index
Fund, Class R6 85,004 1,040,778 372,304 (732,496) 92,604 414,322 1,187,512 8,221 —
Nationwide Bond Index
Fund, Class R6 53,591 1,757,921 559,090 (1,643,575) (15,647) (46,317) 611,472 23,578 —
Nationwide Bond Portfolio,
Class R6 ** 148,667 — 1,985,835 (495,654) 3,978 7,382 1,501,541 — —
Nationwide Core Plus Bond
Fund, Class R6 34,849 330,746 217,848 (171,054) (3,491) (6,395) 367,654 8,881 6,572
Total 29,183,479 12,910,056 (18,322,987) 1,442,166 8,696,633 33,909,347 1,213,744 78,334

108 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website
at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT")
(together, the “Trusts”) renewed the credit agreement with
JPMorgan, The Bank of New York Mellon, and Wells Fargo
Bank National Association (the “Lenders”), permitting the
Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
Destination 2065
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 56,955 258,343 487,987 (314,956) 10,092 91,060 532,526 9,393 —
Nationwide Mid Cap Market
Index Fund, Class R6 9,752 96,596 182,628 (126,781) 1,567 48,731 202,741 1,766 2,878
Nationwide Multi-Cap
Portfolio, Class R6 91,300 619,070 1,188,810 (817,781) 28,419 299,857 1,318,375 38,647 —
Nationwide Small Cap Index
Fund, Class R6 5,810 38,944 74,542 (53,238) 551 20,360 81,159 391 —
Nationwide Bond Index
Fund, Class R6 2,401 56,508 54,004 (80,538) (2,142) (440) 27,392 973 —
Nationwide Bond Portfolio,
Class R6 ** 9,409 — 131,942 (37,543) 151 483 95,033 — —
Nationwide Core Plus Bond
Fund, Class R6 2,136 10,823 23,909 (11,763) (169) (265) 22,535 452 233
Total 1,080,284 2,143,822 (1,442,600) 38,469 459,786 2,279,761 51,622 3,111
Destination Retirement
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 855,110 14,447,321 1,617,037 (7,674,824) 57,840 574,032 9,021,406 795,340 —
Nationwide International
Index Fund, Class R6 1,175,654 16,625,213 2,921,442 (13,561,248) 2,242,524 2,764,432 10,992,363 351,527 —
Nationwide Mid Cap Market
Index Fund, Class R6 135,449 4,211,970 306,180 (3,290,925) 834,884 753,870 2,815,979 41,838 103,931
Nationwide Multi-Cap
Portfolio, Class R6 2,664,407 56,689,022 4,999,234 (41,003,413) 8,702,600 9,086,597 38,474,040 2,924,329 —
Nationwide Bond Index
Fund, Class R6 1,502,024 71,946,771 5,684,309 (58,511,770) 1,430,434 (3,411,649) 17,138,095 806,199 —
Nationwide Bond Portfolio,
Class R6 ** 2,923,450 — 43,727,439 (14,604,513) 148,421 255,493 29,526,840 — —
Nationwide Core Plus Bond
Fund, Class R6 1,445,428 24,430,940 3,796,129 (12,451,296) 300,397 (826,902) 15,249,268 483,229 423,762
Nationwide Inflation-
Protected Securities Fund,
Class R6 948,095 16,886,816 1,935,008 (8,616,221) 627,765 (176,785) 10,656,583 361,098 —
Nationwide Contract ^∞(a) $16,883,076 26,982,011 3,651,953 (13,750,888) — — 16,883,076 486,544 —
Total 232,220,064 68,638,731 (173,465,098) 14,344,865 9,019,088 150,757,650 6,250,104 527,693
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 109
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification
Fund Purchases
*
Sales
Destination 2025 $ 113,250,698 $ 222,195,743
Destination 2030 96,035,506 215,931,975
Destination 2035 72,038,958 171,576,813
Destination 2040 53,538,809 137,000,561
Destination 2045 42,209,042 102,247,762
Destination 2050 35,813,777 78,271,890
Destination 2055 23,957,379 43,753,457
Destination 2060 14,063,636 19,770,902
Destination 2065 2,339,137 1,555,407
Destination Retirement 71,224,843 182,858,329
* Purchases include reinvestments of income and realized gain distributions, as applicable.

110 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Fund % of Shares
Number of
Accounts
Destination 2025 64.05% 1
Destination 2030 65.42 1
Destination 2035 65.08 1
Destination 2040 64.82 1
Destination 2045 69.83 1
Destination 2050 70.91 1
Destination 2055 83.37 2(a)
Destination 2060 86.93 3(a)
Destination 2065 85.13 4(a)
Destination Retirement 64.35 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 111
Mergers
At close of business on January 24, 2020, Nationwide
Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2010 Fund (“Target
Fund 1”), each a series of the Trust, pursuant to a plan of
reorganization approved by the Board of Trustees at a meeting held on June 12, 2019. The reorganization of the Target Fund
1 was not required to be approved by the shareholders of the
Target Fund 1. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished by a tax free exchange of 2,119,884 shares of the Acquiring Fund, valued at $17,496,434, for the assets of the Target Fund 1. The investment portfolio of the Target Fund 1, with a fair value of
$17,492,771 and identified cost of $16,615,880 at January 24,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $61,077,364. The net assets of the Acquiring
Fund immediately following the acquisition were $78,573,798.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 1 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
At close of business on June 19, 2020, Nationwide Destination
Retirement Fund (“Acquiring Fund”) acquired all of the net
assets of Nationwide Destination 2020 Fund (“Target Fund 2”),
each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on March
11, 2020. The reorganization of the Target Fund 2 was not
required to be approved by the shareholders of the Target
Fund 2. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 22,500,678 shares of the Acquiring
Fund, valued at $183,338,219, for the assets of the Target Fund
2. The investment portfolio of the Target Fund 2, with a fair value of $183,347,233 and identified cost of $174,218,263 at June 19,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $68,890,337. The net assets of the Acquiring
Fund immediately following the acquisition were $252,228,556.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 2 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 1
Nationwide Destination 2010 Fund $876,891
Class A
688,823 $5,715,624 $8.2977
Class R
926,597 7,659,677 8.2665
Class R6
493,845 4,105,129 8.3126
Institutional Service Class
1,927 16,004 8.3033
Acquiring Fund
Nationwide Destination Retirement Fund $3,364,110
Class A
670,398 $5,540,441 $8.2644
Class R
1,978,011 16,265,891 8.2234
Class R6
1,721,612 14,280,640 8.2949
Institutional Service Class
3,020,864 24,990,392 8.2726
After Reorganization
Nationwide Destination Retirement Fund $4,241,001
Class A
1,361,996 $11,256,065 $8.2644
Class R
2,909,464 23,925,568 8.2234
Class R6
2,216,511 18,385,769 8.2949
Institutional Service Class
3,022,798 25,006,396 8.2726

112 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
The following pro forma information for the year ended October 31, 2020 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $10,517,787;
Net gains (losses) on investments $(256,981);
Net change in unrealized appreciation/depreciation $1,607,652; and
Net increase (decrease) in net assets resulting from operations $11,868,458.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund 1 and Target Fund 2 that have been included in the Acquiring Fund’s Statement of Operations since January 24, 2020 and June 19, 2020, respectively.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 2
Nationwide Destination 2020 Fund $9,128,970
Class A
2,378,411 $20,950,520 $8.8086
Class R
4,416,460 38,787,153 8.7824
Class R6
4,933,300 43,774,774 8.8733
Institutional Service Class
9,041,284 79,825,772 8.8290
Acquiring Fund
Nationwide Destination Retirement Fund $3,511,699
Class A
1,303,529 $10,619,884 $8.1470
Class R
2,408,448 19,529,593 8.1088
Class R6
2,019,628 16,507,039 8.1733
Institutional Service Class
2,726,792 22,233,821 8.1538
After Reorganization
Nationwide Destination Retirement Fund $12,640,669
Class A
3,875,086 $31,570,404 $8.1470
Class R
7,191,784 58,316,746 8.1088
Class R6
7,375,441 60,281,813 8.1733
Institutional Service Class
12,516,766 102,059,593 8.1538
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 7,457,481 $ – $ 7,457,481 $ – $ 7,457,481
Destination 2030 8,459,667 – 8,459,667 – 8,459,667
Destination 2035 7,675,803 – 7,675,803 – 7,675,803
Destination 2040 6,771,368 – 6,771,368 – 6,771,368
Destination 2045 5,808,099 – 5,808,099 – 5,808,099
Destination 2050 4,830,069 – 4,830,069 – 4,830,069
Destination 2055 2,876,237 – 2,876,237 – 2,876,237
Destination 2060 1,146,037 – 1,146,037 – 1,146,037
Destination 2065 50,203 – 50,203 – 50,203
Destination Retirement 5,768,789 – 5,768,789 – 5,768,789
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Target Destination Funds - October 31, 2021 - Notes to Financial Statements - 113
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
\
As of October 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 15,711,645 $ 11,584,840 $ 27,296,485 $ 919,576 $ 28,216,061
Destination 2030 19,074,046 14,482,841 33,556,887 963,278 34,520,165
Destination 2035 17,666,422 14,023,936 31,690,358 595,875 32,286,233
Destination 2040 15,795,649 12,411,289 28,206,938 762,537 28,969,475
Destination 2045 12,427,859 10,470,562 22,898,421 566,840 23,465,261
Destination 2050 10,486,685 9,298,227 19,784,912 93,296 19,878,208
Destination 2055 5,983,489 4,788,914 10,772,403 206,816 10,979,219
Destination 2060 1,969,443 943,181 2,912,624 67,376 2,980,000
Destination 2065 37,060 – 37,060 11,283 48,343
Destination Retirement 6,694,994 2,073,182 8,768,176 – 8,768,176
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Destination 2025 $ 1,717,993 $ 11,175,848 $ 12,893,841 $ – $ – $ 35,307,863 $ 48,201,704
Destination 2030 1,485,421 11,971,639 13,457,060 – – 45,533,373 58,990,433
Destination 2035 1,925,171 9,464,743 11,389,914 – – 44,588,934 55,978,848
Destination 2040 218,687 9,402,276 9,620,963 – – 42,667,115 52,288,078
Destination 2045 396,544 9,315,520 9,712,064 – – 39,022,422 48,734,486
Destination 2050 514,311 6,413,579 6,927,890 – – 34,997,816 41,925,706
Destination 2055 527,187 3,260,717 3,787,904 – – 20,694,292 24,482,196
Destination 2060 558,787 915,605 1,474,392 – – 8,611,420 10,085,812
Destination 2065 39,773 1,363 41,136 – – 494,272 535,408
Destination
Retirement 882,213 8,610,884 9,493,097 – – 20,663,876 30,156,973
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 184,255,376 $ 35,358,893 $ (51,030) $ 35,307,863
Destination 2030 199,553,053 45,591,202 (57,829) 45,533,373
Destination 2035 168,439,749 44,647,515 (58,580) 44,588,935
Destination 2040 146,459,955 42,703,578 (36,462) 42,667,116
Destination 2045 127,126,605 39,046,700 (24,280) 39,022,420
Destination 2050 115,406,019 35,026,283 (28,467) 34,997,816
Destination 2055 70,649,087 20,716,571 (22,279) 20,694,292
Destination 2060 28,785,658 8,626,889 (15,469) 8,611,420
Destination 2065 1,997,350 496,822 (2,550) 494,272
Destination Retirement 140,488,651 20,803,893 (140,017) 20,663,876

114 - Notes to Financial Statements - October 31, 2021 - Target Destination Funds
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund Utilized
Destination 2065 $1,238
Destination Retirement 461,642

Target Destination Funds - October 31, 2021 - Report of Independent Registered Public Accounting Firm - 115
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2025 Fund,
Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide
Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination
2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2021, the related statements of operations, statements of changes in net assets, and for Nationwide
Destination Retirement Fund, the statement of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2021, the results of each of their operations, the changes in each of their net assets, for Nationwide Destination Retirement
Fund, the results of its cash flows for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and Nationwide Contract issuer. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Destination 2025 Fund (1) Nationwide Destination 2050 Fund (1)
Nationwide Destination 2030 Fund (1) Nationwide Destination 2055 Fund (1)
Nationwide Destination 2035 Fund (1) Nationwide Destination 2060 Fund (1)
Nationwide Destination 2040 Fund (1) Nationwide Destination 2065 Fund (2)
Nationwide Destination 2045 Fund (1) Nationwide Destination Retirement Fund (3)
(1) Statement of operations for the year ended October 31, 2021 and statement of changes in net assets for the years ended
October 31, 2021 and 2020.
(2) Statements of operations for the year ended October 31, 2021, and statement of changes in net assets for the year ended
October 31, 2021 and the period March 2, 2020 (commencement of operations) through October 31, 2020
(3) Statement of operations and statement of cash flows for the year ended October 31, 2021 and statement of changes in net assets for the years ended October 31, 2021 and 2020.

116 - Supplemental Information - October 31, 2021 (Unaudited) - Target Destination Funds
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Destination 2025 8.03%
Destination 2030 9.83
Destination 2035 10.29
Destination 2040 13.60
Destination 2045 13.59
Destination 2050 13.62
Destination 2055 12.91
Destination 2060 10.29
Destination 2065 8.27
Destination Retirement 6.87
Fund Amount
Destination 2025 $ 4,187,118
Destination 2030 4,082,684
Destination 2035 3,576,123
Destination 2040 2,997,603
Destination 2045 –
Destination 2050 –
Destination 2055 –
Destination 2060 –
Destination 2065 –
Destination Retirement 3,244,203
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Destination 2025 $ 874,838 $ 0.0427
Destination 2030 1,243,627 0.0527
Destination 2035 1,284,490 0.0686
Destination 2040 1,139,983 0.0679
Destination 2045 998,127 0.0714
Destination 2050 856,953 0.0594
Destination 2055 518,348 0.0914
Destination 2060 216,456 0.0786
Destination 2065 11,308 0.0610
Destination Retirement 387,859 0.0223
Fund Amount Per Share
Destination 2025 $ 104,954 $ 0.0051
Destination 2030 149,521 0.0063
Destination 2035 153,208 0.0082

Target Destination Funds - October 31, 2021 (Unaudited) - Supplemental Information - 117
Fund Amount Per Share
Destination 2040 $ 139,389 $ 0.0083
Destination 2045 121,043 0.0087
Destination 2050 104,746 0.0073
Destination 2055 62,456 0.0110
Destination 2060 25,368 0.0092
Destination 2065 1,277 0.0069
Destination Retirement 47,195 0.0027

Target Destination Funds - October 31, 2021 - Management Information - 119
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

120 - Management Information - October 31, 2021 - Target Destination Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Target Destination Funds - October 31, 2021 - Management Information - 121
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

122 - Market Index Definitions - October 31, 2021 - Target Destination Funds
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

Target Destination Funds - October 31, 2021 - Market Index Definitions - 123
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

124 - Market Index Definitions - October 31, 2021 - Target Destination Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Target Destination Funds - October 31, 2021 - Market Index Definitions - 125
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

126 - Market Index Definitions - October 31, 2021 - Target Destination Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Target Destination Funds - October 31, 2021 - Glossary - 127
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

128 - Glossary - October 31, 2021 - Target Destination Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Target Destination Funds - October 31, 2021 - Glossary - 129
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 23
Statements of Investments 26
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Statements of Cash Flows 50
Financial Highlights 52
Notes to Financial Statements 62
Report of Independent Registered Public Accounting Firm 78
Supplemental Information 79
Management Information 81
Market Index Definitions 85
Glossary 90

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Investor Destinations Aggressive Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
Investor Destinations Aggressive Fund (Class A at NAV)
returned 37.03%* versus 36.51% for its benchmark, the
Morningstar
®
Aggressive Target Risk Index. For broader
comparison, the return for the Fund’s closest Morningstar
®
peer category, Allocation—85%+ Equity (consisting of 163
funds as of October 31, 2021), was 37.01% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but did lag the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18% and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continued accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
The largest detractors to Fund returns were the underlying
Nationwide Bond Index Fund, Nationwide Loomis Core Bond
Fund, and the underlying Nationwide Emerging Markets Debt
Fund which registered -0.68%, 0.08%, and 3.93% respectively, during the reporting period. The Fund still holds these
securities.
Most of the Fund’s fifteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
During the first quarter of 2021, the portfolio management
team added the Nationwide Bond Portfolio and reduced
the Nationwide Bond Index Fund. The team also added the
Nationwide GQG US Quality Equity Fund, allocating away from
the Nationwide Loomis All Cap Growth Fund to reduce the
growth bias of the fund.
During the third quarter of 2021, the portfolio management
team added the iShares Core S&P Small-Cap ETF (IJR) to
the series. This was part of the trade that trimmed emerging markets equity exposure in favor of domestic small caps. This was brought on by the outsized impact of the pandemic in
emerging markets and increases in geopolitical risk balanced against strong prospects for U.S. companies more sensitive to the rebound in domestic economic activity.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
* High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance

4 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Aggressive Fund
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 96.0%
Fixed Income Funds 2.2%
Alternative Assets 1.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 45.0%
Nationwide International Index Fund, Class R6 19.7%
Nationwide Mid Cap Market Index Fund, Class R6 11.7%
iShares Core MSCI Emerging Markets ETF 7.0%
Nationwide International Small Cap Fund, Class R6 3.9%
Nationwide GQG U.S. Quality Equity Fund, Class R6 2.2%
iShares Core S&P Small-Cap ETF 2.0%
Nationwide Loomis All Cap Growth Fund, Class R6 2.0%
Nationwide Risk-Based US Equity ETF 1.3%
Nationwide Risk-Based International Equity ETF 1.2%
Other Holdings 4.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Investor Destinations Aggressive Fund - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
37.03% 13.34% 11.21% 3/30/2000
w/SC
2
29.11% 12.02% 10.56%
Class C w/o SC
1
36.03% 12.51% 10.42% 3/1/2001
w/SC
3
35.03% N/A N/A
Class R
4,5
36.61% 13.00% 10.87% 10/1/2003
Class R6
4,6
37.51% 13.73% 11.60% 12/29/2004
Institutional Service Class
4
37.41% 13.62% 9.69% 3/3/2014
Service Class
4
37.03% 13.27% 11.15% 3/30/2000
Morningstar
®
Aggressive
Target Risk Index 36.51% 14.01% 11.58%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.87%
Class C 1.62%
Class R 1.19%
Class R6 0.53%
Institutional Service Class 0.64%
Service Class 0.93%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Aggressive Fund versus the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2021 - Fund Commentary - 7
For the annual period ended October 31, 2021, the Nationwide
Investor Destinations Moderately Aggressive Fund (Class A
at NAV) returned 31.39%* versus 29.96% for its benchmark,
the Morningstar
®
Moderately Aggressive Target Risk Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Allocation—70% to 85% Equity
(consisting of 673 funds as of October 31, 2021), was 30.31%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96%, as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s eighteen underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
The largest detractors to Fund returns were the underlying
Nationwide Bond Index Fund, Nationwide Loomis Core Bond
Fund, and the underlying Nationwide Core Plus Bond Fund
which registered -0.68%, 0.08%, and 1.65% respectively, during the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management
team added the Nationwide Bond Portfolio and reduced the
allocations to the Nationwide Bond Index Fund. The team also added the Nationwide GQG US Quality Equity Fund, allocating
away from the Nationwide Loomis All Cap Growth Fund to
reduce the growth bias in the Fund.
During the third quarter of 2021, the portfolio management
team added the iShares Core S&P Small-Cap ETF (IJR) to
the series. This was part of the trade that trimmed emerging markets equity exposure in favor of domestic small caps. This was brought on by the outsized impact of the pandemic in
emerging markets and increases in geopolitical risk balanced against strong prospects for U.S. companies more sensitive to the rebound in domestic economic activity.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
* High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a

8 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderately Aggressive Fund
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 82.8%
Fixed Income Funds 11.3%
Alternative Assets 5.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 43.6%
Nationwide International Index Fund, Class R6 14.2%
Nationwide Mid Cap Market Index Fund, Class R6 7.8%
iShares Core MSCI Emerging Markets ETF 6.6%
Nationwide Bond Portfolio, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 3.4%
Nationwide Amundi Global High Yield Fund, Class
R6 2.8%
Nationwide Core Plus Bond Fund, Class R6 2.7%
Nationwide Bond Index Fund, Class R6 2.3%
iShares Core S&P Small-Cap ETF 2.0%
Other Holdings 11.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2021 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
31.39% 12.22% 10.12% 3/30/2000
w/SC
2
23.77% 10.90% 9.46%
Class C w/o SC
1
30.47% 11.42% 9.33% 3/1/2001
w/SC
3
29.47% N/A N/A
Class R
4,5
30.90% 11.87% 9.76% 10/1/2003
Class R6
4,6
31.94% 12.61% 10.49% 12/29/2004
Institutional Service Class
4
31.83% 12.53% 9.01% 3/3/2014
Service Class
4
31.33% 12.15% 10.04% 3/30/2000
Morningstar
®
Moderately
Aggressive Target Risk
Index 29.96% 12.48% 10.32%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.88%
Class C 1.60%
Class R 1.20%
Class R6 0.54%
Institutional Service Class 0.61%
Service Class 0.94%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

10 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderately Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Aggressive
Fund versus the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderate Fund - October 31, 2021 - Fund Commentary - 11
For the annual period ended October 31, 2021, the Nationwide
Investor Destinations Moderate Fund (Class A at NAV) returned
23.50%* versus 21.99% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the
return for the Fund’s closest Morningstar
®
peer category,
Allocation—50% to 70% Equity (consisting of 673 funds
as of October 31, 2021), was 23.49% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns because of the economic reopening from the
global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18% and the MSCI Emerging Markets
®
Index returned
16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
Most of the Fund’s twenty-two underlying investments
held during the reporting period posted positive returns.
The underlying Nationwide Multi-Cap Portfolio, Nationwide
International Index Fund, and the underlying Nationwide Mid
Cap Market Index Fund returned 44.99%, 33.69%, and 48.53%
respectively, and were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The Fund still holds these securities.
The largest detractors to Fund returns were the underlying
iShares 7-10 Year Treasury Bond ETF, iShares 20+ Year
Treasury Bond ETF, and the underlying Nationwide Bond
Index Fund which registered -3.93%, -5.49%, and -0.68%
respectively, during the reporting period. The Fund still holds these securities.
During the first quarter of 2021, the portfolio management
team added the iShares 7-10 Year Treasury Bond ETF, at the
expense of the iShares 20+ Year Treasury Bond ETF, to better align portfolio duration exposure. Additionally, the team added the Nationwide Bond Portfolio and reduced the Nationwide
Bond Index Fund. The team also added the Nationwide GQG
US Quality Equity Fund, allocating away from the Nationwide
Loomis All Cap Growth Fund to reduce the growth bias of the
Fund.
During the third quarter of 2021, the portfolio management
team added the iShares Core S&P Small-Cap ETF (IJR) to
the series. This was part of the trade that trimmed emerging markets equity exposure in favor of domestic small caps. This was brought on by the outsized impact of the pandemic in
emerging markets and increases in geopolitical risk balanced against strong prospects for U.S. companies more sensitive to the rebound in domestic economic activity.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
* High double-digit returns are unusual and cannot be sustained.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.

12 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderate Fund
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 64.9%
Fixed Income Funds 22.7%
Investment Contract 6.4%
Alternative Assets 6.1%
Money Market Fund 2.4%
Liabilities in excess of other assets (2.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 36.8%
Nationwide International Index Fund, Class R6 10.3%
Nationwide Contract 6.3%
Nationwide Bond Portfolio, Class R6 4.8%
Nationwide Mid Cap Market Index Fund, Class R6 4.7%
Nationwide Loomis Core Bond Fund, Class R6 4.5%
iShares Core MSCI Emerging Markets ETF 3.7%
Nationwide Loomis Short Term Bond Fund, Class R6 3.5%
Nationwide Bond Index Fund, Class R6 3.3%
Nationwide Amundi Global High Yield Fund, Class
R6 2.8%
Other Holdings 19.3%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Investor Destinations Moderate Fund - October 31, 2021 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
23.50% 9.95% 8.22% 3/30/2000
w/SC
2
16.44% 8.64% 7.58%
Class C w/o SC
1
22.64% 9.15% 7.44% 3/1/2001
w/SC
3
21.64% N/A N/A
Class R
4,5
23.14% 9.60% 7.88% 10/1/2003
Class R6
4,6
23.85% 10.31% 8.58% 12/29/2004
Institutional Service Class
4
23.76% 10.22% 7.54% 3/3/2014
Service Class
4
23.47% 9.87% 8.16% 3/30/2000
Morningstar
®
Moderate
Target Risk Index 21.99% 10.28% 8.58%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.85%
Class C 1.59%
Class R 1.16%
Class R6 0.51%
Institutional Service Class 0.61%
Service Class 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderate Fund versus the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2021 - Fund Commentary - 15
For the annual period ended October 31, 2021, the Nationwide
Investor Destinations Moderately Conservative Fund (Class
A at NAV) returned 15.72% versus 14.39% for its benchmark,
the Morningstar
®
Moderately Conservative Target Risk Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Allocation Funds—30% to 50%
Equity (consisting of 549 funds as of October 31, 2021), was
15.97% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equities continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the S&P 500
®
Index returning 42.91%. Developed market non-
U.S. stocks also benefitted from the tailwinds of the global reopening but lagged U.S. equity indices. The MSCI EAFE
®
Index (representing non-U.S. developed market countries)
returned 34.18%, and the MSCI Emerging Markets
®
Index
returned 16.96% as a strong dollar and political volatility
weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
U.S. Aggregate Bond Index returned -0.48% as the impacts
of the Federal Reserve’s continuing accommodative policy
and a steeper yield curve were mostly offset by income and
tighter credit spreads. Meanwhile the ICE Bank of America/
Merrill Lynch US High Yield Master II Index returned 8.59% for the reporting period, as credit spreads narrowed. The S&P/
Citi International Treasury Bond ex-US Index (which tracks
sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
The largest detractors to Fund returns were the underlying
iShares 7-10 Year Treasury Bond ETF, iShares 20+ Year
Treasury Bond ETF, and the underlying Nationwide Bond
Index Fund which registered -3.93%, -5.49%, and -0.68%
respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s twenty underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period, despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
During the first quarter of 2021, the portfolio management
team added the iShares 7-10 Year Treasury Bond ETF, at
the expense of the iShares 20+ Year Treasury Bond ETF, to
better align portfolio duration exposure. Additionally, the team began to leg* into the new Nationwide Bond Portfolio from the
Nationwide Bond Index Fund.
During the third quarter of 2021, the portfolio management
team added the iShares Core S&P Small-Cap ETF (IJR) to
the series. This was part of the trade that trimmed emerging markets equity exposure in favor of domestic small caps. This was brought on by the outsized impact of the pandemic in
emerging markets and increases in geopolitical risk, balanced against strong prospects for U.S. companies more sensitive to the rebound in domestic economic activity.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but
not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up
(bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create
investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s
investment adviser, Nationwide Fund Advisors (NFA). Neither
the Fund, the Adviser, Nationwide Life nor any of its affiliates

16 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderately Conservative Fund
guarantee a Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide
Contract may lose money from unpaid principal or unpaid or
reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the
Fund. Nationwide Asset Management, LLC (NWAM) provides
asset allocation consulting services to NFA. In addition,
NWAM serves as the subadviser to certain other Nationwide
Funds. NWAM is a registered investment adviser and wholly
owned subsidiary of Nationwide Mutual Insurance Company,
and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 44.9%
Fixed Income Funds 39.0%
Investment Contract 10.8%
Alternative Assets 5.3%
Money Market Fund 4.1%
Liabilities in excess of other assets (4.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 25.6%
Nationwide Contract 10.4%
Nationwide Bond Portfolio, Class R6 9.0%
Nationwide International Index Fund, Class R6 7.2%
Nationwide Bond Index Fund, Class R6 6.8%
Nationwide Loomis Short Term Bond Fund, Class R6 6.7%
Nationwide Core Plus Bond Fund, Class R6 4.5%
Nationwide Mid Cap Market Index Fund, Class R6 4.1%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.9%
Nationwide Loomis Core Bond Fund, Class R6 3.6%
Other Holdings 18.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2021 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
15.72% 7.53% 6.28% 3/30/2000
w/SC
2
9.11% 6.27% 5.66%
Class C w/o SC
1
14.79% 6.73% 5.51% 3/1/2001
w/SC
3
13.79% N/A N/A
Class R
4,5
15.31% 7.19% 5.94% 10/1/2003
Class R6
4,6
16.14% 7.89% 6.64% 12/29/2004
Institutional Service Class
4
16.00% 7.77% 6.04% 3/3/2014
Service Class
4
15.65% 7.47% 6.22% 3/30/2000
Morningstar
®
Moderately
Conservative Target Risk
Index 14.39% 8.07% 6.76%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.83%
Class C 1.57%
Class R 1.17%
Class R6 0.51%
Institutional Service Class 0.66%
Service Class 0.92%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Conservative
Fund versus the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 10/31/21. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Conservative Fund - October 31, 2021 - Fund Commentary - 19
For the annual period ended October 31, 2021, the Nationwide
Investor Destinations Conservative Fund (Class A at NAV)
returned 8.22% versus 6.94% for its benchmark, the
Morningstar
®
Conservative Target Risk Index. For broader
comparison, the return for the Fund’s closest Morningstar
®
peer category, Allocation—15% to 30% Equity (consisting of
472 funds as of October 31, 2021), was 8.32% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2021, was a product of strong returns across asset classes
and underlying investments. The market environment during
the reporting period was one of a reinflationary recovery. This recovery was driven by global reopening from the beginning of the COVID-19 pandemic, which brought a dramatic rebound
in economic activity. Despite brief periods of volatility in the markets, equites continued to climb higher as they were
supported by continued accommodative fiscal and monetary
policy, as well as strong company earnings.
During the reporting period, U.S. stocks posted historically strong returns influenced by the economic reopening from the global pandemic. U.S. small-capitalization stocks led the way, as the S&P SmallCap 600
®
Index returned 58.94%. U.S. mid-
capitalization stocks, represented by the S&P MidCap 400
®
Index, returned 48.90%, and U.S. large capitalization stocks also posted positive results during the reporting period, with the
S&P 500
®
Index returning 42.91%. Developed market non-U.S.
stocks also benefitted from the tailwinds of the global reopening but lagged the U.S. equity indices. The MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
34.18%, and the MSCI Emerging Markets
®
Index returned
16.96% as a strong dollar and political volatility weighed on performance.
U.S. and non-U.S. bonds also showed mixed results during the reporting period amid fluctuating interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned -0.48% as the
impacts of the Federal Reserve’s continuing accommodative
policy and a steeper yield curve were mostly offset by income and tighter credit spreads. Meanwhile the ICE Bank of
America/Merrill Lynch US High Yield Master II Index returned
8.59% for the reporting period, as credit spreads narrowed.
The S&P/Citi International Treasury Bond ex-US Index (which
tracks sovereign debt in non-U.S. developed markets) returned
-7.05% for the reporting period amid higher interest rates
reflecting rosier expectations around future economic activity and inflation.
The largest detractors to Fund returns were the underlying
iShares 7-10 Year Treasury Bond ETF, iShares 20+ Year
Treasury Bond ETF, and the underlying Nationwide Bond
Index Fund which registered -3.93%, -5.49%, and -0.68%
respectively, during the reporting period. The Fund still holds these securities.
Most of the Fund’s twenty underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio, Nationwide International Index
Fund, and the underlying Nationwide Mid Cap Market Index
Fund returned 44.99%, 33.69%, and 48.53% respectively, and
were the largest contributors to the Fund’s returns for the period despite the latter two underperforming their benchmarks. The
Fund still holds these securities.
During the first quarter of 2021, the portfolio management
team added the iShares 7-10 Year Treasury Bond ETF, at
the expense of the iShares 20+ Year Treasury Bond ETF, to
better align portfolio duration exposure. Additionally, the team began to leg into the new Nationwide Bond Portfolio from the
Nationwide Bond Index Fund.
During the third quarter of 2021, The portfolio management
team added the iShares Core S&P Small-Cap ETF (IJR) to
the series. This was part of the trade that trimmed emerging markets equity exposure in favor of domestic small caps. This was brought on by the outsized impact of the pandemic in
emerging markets and increases in geopolitical risk balanced against strong prospects for U.S. companies more sensitive to the rebound in domestic economic activity.
During the period, there were no liquidity events that materially impacted performance, nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,

20 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Conservative Fund
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 54.7%
Equity Funds 24.2%
Investment Contract 15.4%
Money Market Fund 7.4%
Alternative Assets 5.8%
Liabilities in excess of other assets
§
(7.5)%
100.0%
Top Holdings
2
Nationwide Contract 14.3%
Nationwide Multi-Cap Portfolio, Class R6 13.5%
Nationwide Loomis Short Term Bond Fund, Class R6 11.5%
Nationwide Bond Portfolio, Class R6 11.2%
Nationwide Bond Index Fund, Class R6 8.5%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 6.9%
Nationwide Core Plus Bond Fund, Class R6 6.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.7%
iShares 20+ Year Treasury Bond ETF 4.1%
Nationwide International Index Fund, Class R6 3.8%
Other Holdings 15.2%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Investor Destinations Conservative Fund - October 31, 2021 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
8.22% 5.09% 4.23% 3/30/2000
w/SC
2
2.03% 3.85% 3.62%
Class C w/o SC
1
7.40% 4.30% 3.48% 3/1/2001
w/SC
3
6.40% N/A N/A
Class R
4,5
7.78% 4.74% 3.90% 10/1/2003
Class R6
4,6
8.63% 5.45% 4.58% 12/29/2004
Institutional Service Class
4
8.54% 5.35% 4.43% 3/3/2014
Service Class
4
8.11% 5.02% 4.16% 3/30/2000
Morningstar
®
Conservative
Target Risk Index 6.94% 5.44% 4.54%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.82%
Class C 1.56%
Class R 1.15%
Class R6 0.49%
Institutional Service Class 0.58%
Service Class 0.89%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

22 - Fund Commentary - October 31, 2021 - Nationwide Investor Destinations Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Conservative Fund
versus the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Investor Destination Funds - October 31, 2021 - Shareholder Expense Examples - 23
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Investor Destinations Aggressive
Fund
Class A Shares
Actual
(b)
1,000.00 1,057.10 2.75 0.53
Hypothetical
(b)(c)
1,000.00 1,022.53 2.70 0.53
Class C Shares
Actual
(b)
1,000.00 1,053.30 6.42 1.24
Hypothetical
(b)(c)
1,000.00 1,018.95 6.31 1.24
Class R Shares
Actual
(b)
1,000.00 1,055.10 4.40 0.85
Hypothetical
(b)(c)
1,000.00 1,020.92 4.33 0.85
Class R6 Shares
Actual
(b)
1,000.00 1,058.80 0.99 0.19
Hypothetical
(b)(c)
1,000.00 1,024.25 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,057.90 1.66 0.32
Hypothetical
(b)(c)
1,000.00 1,023.59 1.63 0.32
Service Class Shares
Actual
(b)
1,000.00 1,056.00 3.06 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59

24 - Shareholder Expense Examples - October 31, 2021 - Investor Destination Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Investor Destinations Moderately
Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,051.40 2.69 0.52
Hypothetical
(b)(c)
1,000.00 1,022.58 2.65 0.52
Class C Shares
Actual
(b)
1,000.00 1,048.20 6.35 1.23
Hypothetical
(b)(c)
1,000.00 1,019.00 6.26 1.23
Class R Shares
Actual
(b)
1,000.00 1,049.80 4.34 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,053.50 0.93 0.18
Hypothetical
(b)(c)
1,000.00 1,024.30 0.92 0.18
Institutional Service Class Shares
Actual
(b)
1,000.00 1,053.20 1.19 0.23
Hypothetical
(b)(c)
1,000.00 1,024.05 1.17 0.23
Service Class Shares
Actual
(b)
1,000.00 1,051.40 3.00 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 1,045.10 2.73 0.53
Hypothetical
(b)(c)
1,000.00 1,022.53 2.70 0.53
Class C Shares
Actual
(b)
1,000.00 1,041.40 6.38 1.24
Hypothetical
(b)(c)
1,000.00 1,018.95 6.31 1.24
Class R Shares
Actual
(b)
1,000.00 1,043.30 4.33 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,046.20 0.98 0.19
Hypothetical
(b)(c)
1,000.00 1,024.25 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,045.80 1.39 0.27
Hypothetical
(b)(c)
1,000.00 1,023.84 1.38 0.27
Service Class Shares
Actual
(b)
1,000.00 1,044.10 3.04 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Nationwide Investor Destinations Moderately
Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,032.40 2.56 0.50
Hypothetical
(b)(c)
1,000.00 1,022.68 2.55 0.50
Class C Shares
Actual
(b)
1,000.00 1,029.20 6.50 1.27
Hypothetical
(b)(c)
1,000.00 1,018.80 6.46 1.27
Class R Shares
Actual
(b)
1,000.00 1,031.20 4.56 0.89
Hypothetical
(b)(c)
1,000.00 1,020.72 4.53 0.89
Class R6 Shares
Actual
(b)
1,000.00 1,034.30 1.08 0.21
Hypothetical
(b)(c)
1,000.00 1,024.15 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,034.00 1.59 0.31
Hypothetical
(b)(c)
1,000.00 1,023.64 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 1,033.30 3.18 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62

Investor Destination Funds - October 31, 2021 - Shareholder Expense Examples - 25
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
(a)
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
(a)
Nationwide Investor Destinations Conservative
Fund
Class A Shares
Actual
(b)
1,000.00 1,022.20 2.75 0.54
Hypothetical
(b)(c)
1,000.00 1,022.48 2.75 0.54
Class C Shares
Actual
(b)
1,000.00 1,018.60 6.51 1.28
Hypothetical
(b)(c)
1,000.00 1,018.75 6.51 1.28
Class R Shares
Actual
(b)
1,000.00 1,020.50 4.43 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
Class R6 Shares
Actual
(b)
1,000.00 1,024.70 1.07 0.21
Hypothetical
(b)(c)
1,000.00 1,024.15 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,024.20 1.58 0.31
Hypothetical
(b)(c)
1,000.00 1,023.64 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 1,021.70 3.11 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - October 31, 2021 - Nationwide Investor Destinations Aggressive Fund
Investment Companies 88.5%
Shares Value ($)
Alternative Assets 1.8%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,017,143 10,110,403
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,004,535 9,794,220
Total Alternative Assets
(cost $19,457,226) 19,904,623
Equity Funds 84.5%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,979,020 24,163,833
Nationwide International Index
Fund, Class R6(a) 23,311,206 217,959,773
Nationwide International Small
Cap Fund, Class R6(a) 3,164,978 43,550,097
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,140,387 22,123,502
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,241,263 129,755,857
Nationwide Multi-Cap Portfolio,
Class R6(a) 34,497,165 498,139,061
Total Equity Funds
(cost $665,986,136) 935,692,123
Fixed Income Funds 2.2%
Nationwide Bond Index Fund,
Class R6(a) 487,059 5,557,338
Nationwide Bond Portfolio, Class
R6*(a) 914,954 9,241,036
Nationwide Core Plus Bond
Fund, Class R6(a) 803 8,468
Nationwide Loomis Core Bond
Fund, Class R6(a) 888,095 9,937,778
Total Fixed Income Funds
(cost $24,296,132) 24,744,620
Total Investment Companies
(cost $709,739,494) 980,341,366
Exchange Traded Funds 11.5%
Shares Value ($)
Equity Funds 11.5%
iShares Core MSCI Emerging
Markets ETF 1,239,425 77,377,303
iShares Core S&P Small-Cap
ETF 196,261 22,189,268
Nationwide Risk-Based
International Equity ETF(a) 475,239 13,482,530
Nationwide Risk-Based US
Equity ETF(a) 357,830 14,370,775
Total Exchange Traded Funds
(cost $114,592,017) 127,419,876
Total Investments
(cost $824,331,511) — 100.0% 1,107,761,242
Liabilities in excess of other assets — 0.0%
†
(527,829)
NET ASSETS — 100.0% $ 1,107,233,413
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2021 - Statement of Investments - 27
Investment Companies 89.4%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,521,386 44,942,580
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,102,121 22,177,381
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,976,630 29,022,140
Total Alternative Assets
(cost $93,663,171) 96,142,101
Equity Funds 72.2%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,200,587 26,869,167
Nationwide International Index
Fund, Class R6(a) 24,621,975 230,215,468
Nationwide International Small
Cap Fund, Class R6(a) 3,986,907 54,859,839
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,257,029 24,386,363
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,087,885 126,567,131
Nationwide Multi-Cap Portfolio,
Class R6(a) 48,936,768 706,646,934
Total Equity Funds
(cost $821,334,381) 1,169,544,902
Investment Companies
Shares Value ($)
Fixed Income Funds 11.3%
Nationwide Bond Index Fund,
Class R6(a) 3,330,157 37,997,097
Nationwide Bond Portfolio, Class
R6*(a) 5,646,222 57,026,841
Nationwide Core Plus Bond
Fund, Class R6(a) 4,173,834 44,033,950
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,355,474 15,235,527
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,631,720 29,448,948
Total Fixed Income Funds
(cost $177,715,867) 183,742,363
Total Investment Companies
(cost $1,092,713,419) 1,449,429,366
Exchange Traded Funds 10.6%
Equity Funds 10.6%
iShares Core MSCI Emerging
Markets ETF 1,705,828 106,494,842
iShares Core S&P Small-Cap
ETF 288,021 32,563,654
Nationwide Risk-Based
International Equity ETF(a) 559,427 15,870,944
Nationwide Risk-Based US
Equity ETF(a) 421,261 16,918,221
Total Exchange Traded Funds
(cost $153,465,963) 171,847,661
Total Investments
(cost $1,246,179,382) — 100.0% 1,621,277,027
Liabilities in excess of other assets — 0.0%
†
(795,376)
NET ASSETS — 100.0% $ 1,620,481,651
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2021 - Nationwide Investor Destinations Moderate Fund
Investment Companies 83.3%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,499,223 34,782,280
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,626,619 17,160,828
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,304,063 22,464,613
Total Alternative Assets
(cost $72,861,927) 74,407,721
Equity Funds 57.0%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,081,032 13,199,404
Nationwide International Index
Fund, Class R6(a) 13,935,895 130,300,615
Nationwide International Small
Cap Fund, Class R6(a) 1,682,390 23,149,682
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 605,229 11,741,443
Nationwide Mid Cap Market
Index Fund, Class R6(a) 2,876,291 59,798,092
Nationwide Multi-Cap Portfolio,
Class R6(a) 32,222,643 465,294,958
Total Equity Funds
(cost $481,619,686) 703,484,194
Fixed Income Funds 20.2%
Nationwide Bond Index Fund,
Class R6(a) 3,609,578 41,185,282
Nationwide Bond Portfolio, Class
R6*(a) 6,001,257 60,612,692
Nationwide Core Plus Bond
Fund, Class R6(a) 3,231,696 34,094,393
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,048,822 11,788,759
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,090,666 56,964,549
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,359,286 44,813,455
Total Fixed Income Funds
(cost $242,167,545) 249,459,130
Total Investment Companies
(cost $796,649,158) 1,027,351,045
Exchange Traded Funds 10.4%
Equity Funds 7.9%
iShares Core MSCI Emerging
Markets ETF 758,876 47,376,628
iShares Core S&P Small-Cap
ETF 275,614 31,160,919
Nationwide Risk-Based
International Equity ETF(a) 323,248 9,170,546
Nationwide Risk-Based US
Equity ETF(a) 243,349 9,773,115
Total Equity Funds
(cost $89,246,032) 97,481,208
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 127,957 18,897,969
iShares 7-10 Year Treasury Bond
ETF(b) 103,765 11,894,583
Total Fixed Income Funds
(cost $29,740,804) 30,792,552
Total Exchange Traded Funds
(cost $118,986,836) 128,273,760
Investment Contract 6.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 79,270,126 79,270,126
Total Investment Contract
(cost $79,270,126) 79,270,126
Short-Term Investment 2.4%
Shares
Money Market Fund 2.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 29,545,734 29,545,734
Total Short-Term Investment
(cost $29,545,734)
29,545,734
Total Investments
(cost $1,024,451,854) — 102.5% 1,264,440,665
Liabilities in excess of other assets — (2.5)% (30,292,322)
NET ASSETS — 100.0% $ 1,234,148,343

Nationwide Investor Destinations Moderate Fund - October 31, 2021 - Statement of Investments - 29
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $29,023,365, which was collateralized
by cash used to purchase a money market fund with a value
of $29,545,734.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $29,545,734.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - October 31, 2021 - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 79.5%
Shares Value ($)
Alternative Assets 5.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,255,337 12,478,046
Nationwide Amundi Strategic
Income Fund, Class R6(a) 583,712 6,158,166
Nationwide Emerging Markets
Debt Fund, Class R6(a) 413,171 4,028,418
Total Alternative Assets
(cost $22,087,532) 22,664,630
Equity Funds 39.3%
Nationwide International Index
Fund, Class R6(a) 3,451,316 32,269,800
Nationwide International Small
Cap Fund, Class R6(a) 292,834 4,029,399
Nationwide Mid Cap Market
Index Fund, Class R6(a) 877,063 18,234,130
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,961,984 114,971,050
Total Equity Funds
(cost $111,849,310) 169,504,379
Fixed Income Funds 34.9%
Nationwide Bond Index Fund,
Class R6(a) 2,687,405 30,663,294
Nationwide Bond Portfolio, Class
R6*(a) 3,997,433 40,374,073
Nationwide Core Plus Bond
Fund, Class R6(a) 1,931,610 20,378,482
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,128,629 12,685,793
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,461,224 16,351,101
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,933,873 30,160,216
Total Fixed Income Funds
(cost $145,105,575) 150,612,959
Total Investment Companies
(cost $279,042,417) 342,781,968
Exchange Traded Funds 9.7%
Equity Funds 5.6%
iShares Core MSCI Emerging
Markets ETF 193,834 12,101,056
iShares Core S&P Small-Cap
ETF 48,146 5,443,387
Nationwide Risk-Based
International Equity ETF(a) 113,597 3,222,747
Nationwide Risk-Based US
Equity ETF(a) 85,505 3,433,958
Total Equity Funds
(cost $21,619,666) 24,201,148
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 60,703 8,965,226
iShares 7-10 Year Treasury Bond
ETF(b) 73,714 8,449,836
Total Fixed Income Funds
(cost $17,096,110) 17,415,062
Total Exchange Traded Funds
(cost $38,715,776) 41,616,210
Investment Contract 10.8%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 46,744,045 46,744,045
Total Investment Contract
(cost $46,744,045) 46,744,045
Short-Term Investment 4.1%
Shares
Money Market Fund 4.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 17,557,251 17,557,251
Total Short-Term Investment
(cost $17,557,251)
17,557,251
Total Investments
(cost $382,059,489) — 104.1% 448,699,474
Liabilities in excess of other assets — (4.1)% (17,784,930)
NET ASSETS — 100.0% $ 430,914,544
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $17,240,669, which was collateralized
by cash used to purchase a money market fund with a value
of $17,557,251.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $17,557,251.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Conservative Fund - October 31, 2021 - Statement of Investments - 31
Investment Companies 74.1%
Shares Value ($)
Alternative Assets 5.8%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,202,758 11,955,410
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,677,180 17,694,247
Nationwide Emerging Markets
Debt Fund, Class R6(a) 593,930 5,790,816
Total Alternative Assets
(cost $34,261,655) 35,440,473
Equity Funds 21.1%
Nationwide International Index
Fund, Class R6(a) 2,648,458 24,763,082
Nationwide International Small
Cap Fund, Class R6(a) 210,961 2,902,828
Nationwide Mid Cap Market
Index Fund, Class R6(a) 577,470 12,005,596
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,107,623 88,194,071
Total Equity Funds
(cost $81,612,696) 127,865,577
Fixed Income Funds 47.2%
Nationwide Bond Index Fund,
Class R6(a) 4,852,444 55,366,383
Nationwide Bond Portfolio, Class
R6*(a) 7,221,156 72,933,675
Nationwide Core Plus Bond
Fund, Class R6(a) 3,884,801 40,984,647
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,703,444 30,386,714
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,049,747 11,746,670
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 7,304,001 75,085,135
Total Fixed Income Funds
(cost $274,879,344) 286,503,224
Total Investment Companies
(cost $390,753,695) 449,809,274
Exchange Traded Funds 10.6%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF 157,948 9,860,693
iShares Core S&P Small-Cap
ETF 13,629 1,540,895
Nationwide Risk-Based
International Equity ETF(a) 129,618 3,677,263
Nationwide Risk-Based US
Equity ETF(a) 97,585 3,919,101
Total Equity Funds
(cost $16,855,834) 18,997,952
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 7.5%
iShares 20+ Year Treasury Bond
ETF(b) 179,332 26,485,543
iShares 7-10 Year Treasury Bond
ETF(b) 163,187 18,706,126
Total Fixed Income Funds
(cost $43,915,762) 45,191,669
Total Exchange Traded Funds
(cost $60,771,596) 64,189,621
Investment Contract 15.4%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 93,407,331 93,407,331
Total Investment Contract
(cost $93,407,331) 93,407,331
Short-Term Investment 7.4%
Shares
Money Market Fund 7.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 45,198,894 45,198,894
Total Short-Term Investment
(cost $45,198,894)
45,198,894
Total Investments
(cost $590,131,516) — 107.5% 652,605,120
Liabilities in excess of other assets — (7.5)% (45,524,794)
NET ASSETS — 100.0% $ 607,080,326
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $44,392,742, which was collateralized
by cash used to purchase a money market fund with a value
of $45,198,894.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(d) Represents 7-day effective yield as of October 31, 2021.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $45,198,894.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - October 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,008,194,671 $ 1,482,218,531
Investment securities of unaffiliated issuers, at value
*
99,566,571 139,058,496
Security lending income receivable — —
Receivable for investments sold 172,756 321,716
Receivable for capital shares issued 530,763 353,706
Prepaid expenses 40,013 40,716
Total Assets 1,108,504,774 1,621,993,165
Liabilities:
Payable for investments purchased 311,612 208,280
Payable for capital shares redeemed 169,960 109,797
Cash overdraft (Note 2) 177,838 330,953
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 119,897 176,215
Fund administration fees 31,170 41,557
Distribution fees 183,800 263,543
Administrative servicing fees 194,816 263,898
Accounting and transfer agent fees 7,349 11,982
Trustee fees 3,683 5,457
Custodian fees 4,640 9,837
Compliance program costs (Note 3) 273 398
Professional fees 23,384 28,341
Printing fees 22,494 30,782
Other 20,445 30,474
Total Liabilities 1,271,361 1,511,514
Net Assets $ 1,107,233,413 $ 1,620,481,651
* Includes value of securities on loan (Note 2) — —
Cost of investment securities of affiliated issuers 737,027,664 1,124,837,250
Cost of investment securities of unaffiliated issuers 87,303,847 121,342,132
Represented by:
Capital $ 823,299,974 $ 1,240,189,125
Total distributable earnings (loss) 283,933,439 380,292,526
Net Assets $ 1,107,233,413 $ 1,620,481,651

Investor Destinations Funds - October 31, 2021 - Statements of Assets and Liabilities - 33
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,125,564,832 $ 396,182,718 $ 550,812,969
138,875,833 52,516,756 101,792,151
3,240 2,388 4,856
660,739 8,521 6,186
219,671 185,653 489,788
39,690 35,812 35,712
1,265,364,005 448,931,848 653,141,662
— 35,325 85,230
818,599 96,814 284,502
134,869 13,623 28,266
29,545,734 17,557,251 45,198,894
134,780 47,202 66,831
33,979 17,816 21,492
210,693 83,666 143,366
229,437 99,782 145,126
10,860 5,951 7,684
4,199 1,471 2,156
9,172 4,477 33
302 104 154
25,196 17,359 19,395
30,391 23,436 45,906
27,451 13,027 12,301
31,215,662 18,017,304 46,061,336
$ 1,234,148,343 $ 430,914,544 $ 607,080,326
29,023,365 17,240,669 44,392,742
894,478,631 332,308,138 491,603,275
129,973,223 49,751,351 98,528,241
$ 986,187,532 $ 369,797,412 $ 548,440,613
247,960,811 61,117,132 58,639,713
$ 1,234,148,343 $ 430,914,544 $ 607,080,326

34 - Statements of Assets and Liabilities - October 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class A Shares $ 98,337,377 $ 190,995,319
Class C Shares 13,282,588 23,212,723
Class R Shares 52,657,688 107,069,273
Class R6 Shares 312,586,139 515,657,358
Institutional Service Class Shares 5,766,826 22,792,559
Service Class Shares 624,602,795 760,754,419
Total $ 1,107,233,413 $ 1,620,481,651
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,859,382 17,024,117
Class C Shares 1,267,700 2,178,300
Class R Shares 4,913,296 9,959,509
Class R6 Shares 27,598,775 46,019,994
Institutional Service Class Shares 518,236 2,039,551
Service Class Shares 56,116,059 68,068,241
Total 99,273,448 145,289,712
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11.10(a) $ 11.22(a)
Class C Shares $ 10.48(b) $ 10.66(b)
Class R Shares $ 10.72 $ 10.75
Class R6 Shares $ 11.33 $ 11.21
Institutional Service Class Shares $ 11.13 $ 11.18
Service Class Shares $ 11.13 $ 11.18
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11.78 $ 11.90
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - October 31, 2021 - Statements of Assets and Liabilities - 35
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 170,634,378 $ 73,239,884 $ 89,865,936
35,674,067 32,483,131 105,432,108
75,186,537 24,679,025 25,548,874
407,191,003 151,491,718 104,096,624
9,381,476 5,693,835 169,200,132
536,080,882 143,326,951 112,936,652
$ 1,234,148,343 $ 430,914,544 $ 607,080,326
15,655,690 6,649,991 8,153,347
3,378,116 2,973,471 9,624,624
7,160,052 2,234,384 2,323,755
37,616,865 13,562,786 9,389,854
867,707 512,409 15,303,334
49,490,002 12,906,199 10,209,426
114,168,432 38,839,240 55,004,340
$ 10.90(a) $ 11.01(a) $ 11.02(a)
$ 10.56(b) $ 10.92(b) $ 10.95(b)
$ 10.50 $ 11.05 $ 10.99
$ 10.82 $ 11.17 $ 11.09
$ 10.81 $ 11.11 $ 11.06
$ 10.83 $ 11.11 $ 11.06
$ 11.56 $ 11.68 $ 11.69
5.75% 5.75% 5.75%

36 - Statements of Operations - For the Year Ended October 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Nationwide Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 29,157,048 $ 45,554,504
Dividend income from unaffiliated issuers 2,055,592 2,935,313
Income from securities lending (Note 2) 2,515 5,183
Interest income (unaffiliated) 272 319
Interest income from affiliated issuers — —
Total Income 31,215,427 48,495,319
EXPENSES:
Investment advisory fees 1,395,516 2,075,086
Fund administration fees 296,708 414,049
Distribution fees Class A 228,324 453,034
Distribution fees Class C 148,836 262,646
Distribution fees Class R 263,768 526,024
Distribution fees Service Class 1,532,641 1,897,946
Administrative servicing fees Class A 82,198 163,095
Administrative servicing fees Class C 8,817 12,936
Administrative servicing fees Class R 84,407 168,329
Administrative servicing fees Institutional Service Class 6,808 10,949
Administrative servicing fees Service Class 919,590 1,138,774
Registration and filing fees 80,371 82,650
Professional fees 56,513 73,569
Printing fees 34,155 50,036
Trustee fees 31,541 46,866
Custodian fees 36,674 56,748
Accounting and transfer agent fees 38,209 63,987
Compliance program costs (Note 3) 3,934 5,829
Other 25,861 36,690
Total Expenses 5,274,871 7,539,243
NET INVESTMENT INCOME 25,940,556 40,956,076
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 4,295,142 6,025,917
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 23,172,002 32,125,992
Transactions in investment securities of unaffiliated issuers 4,771,762 7,744,603
Net realized gains (losses) 32,238,906 45,896,512
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 253,265,144 319,068,314
Investment securities of unaffiliated issuers 11,170,240 15,452,619
Net change in unrealized appreciation/depreciation 264,435,384 334,520,933
Net realized/unrealized gains (losses) 296,674,290 380,417,445
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 322,614,846 $ 421,373,521
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Year Ended October 31, 2021 - Statements of Operations - 37
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 32,255,484 $ 9,642,821 $ 11,853,627
2,084,115 555,057 731,908
37,218 19,171 46,664
239 112 241
1,821,110 1,052,573 2,189,310
36,198,166 11,269,734 14,821,750
1,619,915 561,686 827,063
335,320 152,499 198,343
405,922 173,922 224,042
410,882 357,711 1,115,547
380,241 129,787 135,725
1,349,469 363,476 303,781
146,135 27,828 71,694
28,605 21,462 78,088
114,073 46,723 43,433
9,360 6,029 180,223
809,686 232,627 182,270
79,804 77,875 83,725
58,449 31,514 38,463
46,358 28,888 57,759
36,519 12,650 18,638
44,360 15,896 11,839
56,923 30,063 39,986
4,526 1,569 2,305
30,424 13,441 18,385
5,966,971 2,285,646 3,631,309
30,231,195 8,984,088 11,190,441
4,960,724 1,490,961 1,740,830
21,577,760 3,219,435 4,985,827
7,094,988 1,459,329 355,378
33,633,472 6,169,725 7,082,035
190,534,860 46,057,483 32,342,564
5,715,175 889,892 (442,143)
196,250,035 46,947,375 31,900,421
229,883,507 53,117,100 38,982,456
$ 260,114,702 $ 62,101,188 $ 50,172,897

The accompanying notes are an integral part of these financial instruments
38 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 25,940,556 $ 53,637,493
Net realized gains (losses) 32,238,906 (3,078,195)
Net change in unrealized appreciation/depreciation 264,435,384 (35,681,266)
Change in net assets resulting from operations 322,614,846 14,878,032
Distributions to Shareholders From:
Distributable earnings:
Class A (2,282,559) (9,805,432)
Class C (389,523) (2,639,985)
Class R (1,315,689) (7,039,239)
Class R6 (8,043,941) (29,808,282)
Institutional Service Class (131,849) (837,823)
Service Class (15,332,320) (81,130,110)
Return of capital:
Class A — (531,802)
Class C — (91,484)
Class R — (336,405)
Class R6 — (1,929,791)
Institutional Service Class — (32,940)
Service Class — (4,099,049)
Change in net assets from shareholder distributions (27,495,881) (138,282,342)
Change in net assets from capital transactions (85,113,453) 39,529,910
Change in net assets 210,005,512 (83,874,400)
Net Assets:
Beginning of year 897,227,901 981,102,301
End of year $ 1,107,233,413 $ 897,227,901

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 39
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 40,956,076 $ 82,082,141 $ 30,231,195 $ 59,470,827
45,896,512 (7,265,955) 33,633,472 (7,651,819)
334,520,933 (37,307,676) 196,250,035 (14,815,744)
421,373,521 37,508,510 260,114,702 37,003,264
(4,768,995) (18,503,509) (4,068,642) (11,850,838)
(703,727) (4,295,680) (953,973) (4,059,343)
(2,767,798) (13,915,326) (1,800,260) (7,510,981)
(14,847,768) (56,134,095) (12,392,208) (34,785,080)
(632,864) (2,652,743) (296,992) (1,161,719)
(20,031,400) (98,937,075) (13,482,031) (51,734,528)
— (1,065,518) — (752,050)
— (190,027) — (210,675)
— (740,824) — (436,371)
— (3,652,906) — (2,449,101)
— (159,435) — (65,593)
— (5,356,126) — (3,036,629)
(43,752,552) (205,603,264) (32,994,106) (118,052,908)
(145,846,652) 13,537,465 (137,995,785) (28,863,419)
231,774,317 (154,557,289) 89,124,811 (109,913,063)
1,388,707,334 1,543,264,623 1,145,023,532 1,254,936,595
$ 1,620,481,651 $ 1,388,707,334 $ 1,234,148,343 $ 1,145,023,532

The accompanying notes are an integral part of these financial instruments
40 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 7,772,060 $ 15,664,968
Proceeds from shares issued from class conversion (Note 1) 488,836 250,097
Dividends reinvested 1,927,324 8,677,859
Cost of shares redeemed (11,632,611) (15,658,172)
Total Class A Shares (1,444,391) 8,934,752
Class C Shares
Proceeds from shares issued 1,102,811 2,132,731
Dividends reinvested 347,120 2,158,665
Cost of shares redeemed in class conversion (Note 1) (488,836) (250,097)
Cost of shares redeemed (5,086,328) (9,346,806)
Total Class C Shares (4,125,233) (5,305,507)
Class R Shares
Proceeds from shares issued 5,842,253 4,257,522
Dividends reinvested 1,305,067 7,294,927
Cost of shares redeemed (13,222,220) (13,092,582)
Total Class R Shares (6,074,900) (1,540,133)
Class R6 Shares
Proceeds from shares issued 91,868,591 65,006,231
Dividends reinvested 7,879,733 31,100,192
Cost of shares redeemed (101,660,812) (45,540,648)
Total Class R6 Shares (1,912,488) 50,565,775
Institutional Service Class Shares
Proceeds from shares issued 1,038,455 1,310,141
Dividends reinvested 73,773 437,630
Cost of shares redeemed (800,365) (3,860,344)
Total Institutional Service Class Shares 311,863 (2,112,573)
Service Class Shares
Proceeds from shares issued 31,762,957 35,498,131
Dividends reinvested 15,332,320 85,228,503
Cost of shares redeemed (118,963,581) (131,739,038)
Total Service Class Shares (71,868,304) (11,012,404)
Change in net assets from capital transactions $ (85,113,453) $ 39,529,910

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 41
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 12,044,720 $ 33,127,408 $ 13,192,196 $ 31,881,020
1,072,786 517,582 1,801,299 353,026
3,984,166 15,649,855 3,339,778 10,019,764
(20,504,218) (29,411,369) (19,462,739) (28,393,472)
(3,402,546) 19,883,476 (1,129,466) 13,860,338
1,634,694 3,270,703 3,665,948 5,585,555
661,872 3,976,353 904,775 3,857,644
(1,072,786) (517,582) (1,801,299) (353,026)
(8,441,372) (13,979,998) (13,611,158) (16,857,332)
(7,217,592) (7,250,524) (10,841,734) (7,767,159)
5,977,111 4,888,737 4,440,847 5,096,877
2,759,596 14,560,106 1,797,335 7,917,677
(20,747,508) (24,975,981) (17,785,710) (23,638,253)
(12,010,801) (5,527,138) (11,547,528) (10,623,699)
95,629,337 83,178,766 86,365,408 73,377,647
14,669,341 58,579,315 12,062,784 36,091,809
(142,833,850) (92,273,226) (149,521,069) (71,693,991)
(32,535,172) 49,484,855 (51,092,877) 37,775,465
1,121,156 4,233,104 1,137,146 2,149,194
419,949 1,981,203 154,817 650,581
(2,551,390) (5,886,046) (3,771,525) (5,560,181)
(1,010,285) 328,261 (2,479,562) (2,760,406)
32,937,555 33,073,569 28,652,168 28,207,883
20,031,400 104,293,201 13,482,031 54,771,157
(142,639,211) (180,748,235) (103,038,817) (142,326,998)
(89,670,256) (43,381,465) (60,904,618) (59,347,958)
$ (145,846,652) $ 13,537,465 $ (137,995,785) $ (28,863,419)

The accompanying notes are an integral part of these financial instruments
42 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 755,394 1,864,517
Issued in class conversion (Note 1) 47,919 27,751
Reinvested 203,950 983,611
Redeemed (1,141,868) (1,830,192)
Total Class A Shares (134,605) 1,045,687
Class C Shares
Issued 112,433 277,006
Reinvested 38,655 256,315
Redeemed in class conversion (Note 1) (50,637) (29,123)
Redeemed (523,017) (1,168,528)
Total Class C Shares (422,566) (664,330)
Class R Shares
Issued 594,773 513,703
Reinvested 142,630 851,336
Redeemed (1,324,701) (1,655,064)
Total Class R Shares (587,298) (290,025)
Class R6 Shares
Issued 9,105,643 7,237,843
Reinvested 810,294 3,471,864
Redeemed (9,935,480) (5,275,552)
Total Class R6 Shares (19,543) 5,434,155
Institutional Service Class Shares
Issued 99,723 151,894
Reinvested 7,754 49,415
Redeemed (76,351) (450,483)
Total Institutional Service Class Shares 31,126 (249,174)
Service Class Shares
Issued 3,067,109 4,188,204
Reinvested 1,617,333 9,629,165
Redeemed (11,668,895) (15,169,342)
Total Service Class Shares (6,984,453) (1,351,973)
Total change in shares (8,117,339) 3,924,340
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 43
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
1,153,236 3,760,548 1,275,987 3,504,056
101,974 59,750 171,138 38,851
406,289 1,707,569 338,269 1,079,094
(1,952,798) (3,319,755) (1,883,210) (3,100,968)
(291,299) 2,208,112 (97,816) 1,521,033
164,690 393,532 364,694 648,825
71,016 451,320 94,940 424,612
(107,265) (62,311) (176,644) (39,905)
(844,887) (1,677,730) (1,355,403) (1,912,379)
(716,446) (895,189) (1,072,413) (878,847)
589,046 568,378 444,831 577,840
294,170 1,648,239 189,787 880,456
(2,089,051) (2,954,060) (1,804,434) (2,670,313)
(1,205,835) (737,443) (1,169,816) (1,212,017)
9,406,706 9,172,663 8,585,201 7,916,644
1,489,636 6,418,475 1,224,908 3,924,167
(13,888,208) (10,392,382) (14,608,918) (8,032,198)
(2,991,866) 5,198,756 (4,798,809) 3,808,613
108,496 460,001 112,290 233,628
42,783 217,122 15,751 70,598
(245,654) (672,773) (371,040) (606,520)
(94,375) 4,350 (242,999) (302,294)
3,148,857 3,717,248 2,796,424 3,093,352
2,052,966 11,407,815 1,375,944 5,925,249
(13,712,429) (20,356,214) (10,078,332) (15,713,012)
(8,510,606) (5,231,151) (5,905,964) (6,694,411)
(13,810,427) 547,435 (13,287,817) (3,757,923)

The accompanying notes are an integral part of these financial instruments
44 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 8,984,088 $ 16,330,621
Net realized gains (losses) 6,169,725 (3,654,603)
Net change in unrealized appreciation/depreciation 46,947,375 3,951,128
Change in net assets resulting from operations 62,101,188 16,627,146
Distributions to Shareholders From:
Distributable earnings:
Class A (1,584,271) (3,759,715)
Class C (629,923) (2,306,251)
Class R (506,889) (1,935,143)
Class R6 (3,823,793) (8,905,567)
Institutional Service Class (146,659) (473,647)
Service Class (3,142,321) (9,070,194)
Return of capital:
Class A — (203,274)
Class C — (96,195)
Class R — (90,463)
Class R6 — (507,908)
Institutional Service Class — (20,617)
Service Class — (453,260)
Change in net assets from shareholder distributions (9,833,856) (27,822,234)
Change in net assets from capital transactions (24,276,215) (21,963,558)
Change in net assets 27,991,117 (33,158,646)
Net Assets:
Beginning of year 402,923,427 436,082,073
End of year $ 430,914,544 $ 402,923,427

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 45
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 11,190,441 $ 17,610,922
7,082,035 (4,103,623)
31,900,421 14,807,954
50,172,897 28,315,253
(1,726,624) (2,927,626)
(1,387,657) (3,256,975)
(466,185) (859,861)
(2,370,848) (3,462,750)
(3,912,377) (7,189,784)
(2,243,862) (3,976,217)
— (67,257)
— (60,316)
— (17,936)
— (83,893)
— (153,075)
— (91,303)
(12,107,553) (22,146,993)
(62,162,117) (42,856,104)
(24,096,773) (36,687,844)
631,177,099 667,864,943
$ 607,080,326 $ 631,177,099

The accompanying notes are an integral part of these financial instruments
46 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 7,681,763 $ 12,555,139
Proceeds from shares issued from class conversion (Note 1) 1,143,633 291,294
Dividends reinvested 1,338,547 3,355,623
Cost of shares redeemed (9,039,042) (11,201,911)
Total Class A Shares 1,124,901 5,000,145
Class C Shares
Proceeds from shares issued 3,311,717 3,557,261
Dividends reinvested 597,338 2,169,548
Cost of shares redeemed in class conversion (Note 1) (1,143,633) (291,294)
Cost of shares redeemed (8,936,472) (12,771,054)
Total Class C Shares (6,171,050) (7,335,539)
Class R Shares
Proceeds from shares issued 2,765,421 4,901,477
Dividends reinvested 506,847 2,017,454
Cost of shares redeemed (9,647,339) (13,039,648)
Total Class R Shares (6,375,071) (6,120,717)
Class R6 Shares
Proceeds from shares issued 29,610,288 26,735,981
Dividends reinvested 3,718,833 8,899,497
Cost of shares redeemed (36,175,972) (33,286,634)
Total Class R6 Shares (2,846,851) 2,348,844
Institutional Service Class Shares
Proceeds from shares issued 1,071,022 1,068,075
Dividends reinvested 87,784 310,234
Cost of shares redeemed (1,631,881) (4,510,911)
Total Institutional Service Class Shares (473,075) (3,132,602)
Service Class Shares
Proceeds from shares issued 19,123,156 19,773,696
Dividends reinvested 3,142,321 9,523,454
Cost of shares redeemed (31,800,546) (42,020,839)
Total Service Class Shares (9,535,069) (12,723,689)
Change in net assets from capital transactions $ (24,276,215) $ (21,963,558)

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 47
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 16,127,184 $ 22,809,198
1,022,093 368,593
1,537,298 2,720,232
(22,445,667) (23,181,292)
(3,759,092) 2,716,731
11,904,941 14,797,030
1,335,148 3,143,837
(1,022,093) (368,593)
(25,716,325) (31,409,946)
(13,498,329) (13,837,672)
5,129,842 5,814,929
463,216 872,244
(9,669,107) (7,828,508)
(4,076,049) (1,141,335)
27,790,075 30,323,928
2,307,781 3,457,963
(35,142,488) (24,146,270)
(5,044,632) 9,635,621
45,515,134 44,691,443
3,376,420 5,888,544
(67,627,427) (94,155,767)
(18,735,873) (43,575,780)
25,577,057 33,120,757
2,230,847 4,051,364
(44,856,046) (33,825,790)
(17,048,142) 3,346,331
$ (62,162,117) $ (42,856,104)

The accompanying notes are an integral part of these financial instruments
48 - Statements of Changes in Net Assets - October 31, 2021 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 724,593 1,284,948
Issued in class conversion (Note 1) 106,267 29,728
Reinvested 128,947 343,265
Redeemed (852,923) (1,148,620)
Total Class A Shares 106,884 509,321
Class C Shares
Issued 314,194 367,056
Reinvested 58,448 222,214
Redeemed in class conversion (Note 1) (107,061) (29,936)
Redeemed (844,509) (1,320,133)
Total Class C Shares (578,928) (760,799)
Class R Shares
Issued 258,902 510,853
Reinvested 48,957 205,264
Redeemed (915,710) (1,344,260)
Total Class R Shares (607,851) (628,143)
Class R6 Shares
Issued 2,764,221 2,687,586
Reinvested 352,503 900,254
Redeemed (3,370,240) (3,377,119)
Total Class R6 Shares (253,516) 210,721
Institutional Service Class Shares
Issued 99,628 109,111
Reinvested 8,376 31,502
Redeemed (150,861) (466,127)
Total Institutional Service Class Shares (42,857) (325,514)
Service Class Shares
Issued 1,789,417 2,016,493
Reinvested 300,913 965,585
Redeemed (2,954,459) (4,296,184)
Total Service Class Shares (864,129) (1,314,106)
Total change in shares (2,240,397) (2,308,520)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - October 31, 2021 - Statements of Changes in Net Assets - 49
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
1,485,647 2,216,209
93,752 35,492
142,843 265,460
(2,070,309) (2,277,897)
(348,067) 239,264
1,103,221 1,445,092
125,343 307,398
(94,271) (35,692)
(2,386,139) (3,092,186)
(1,251,846) (1,375,388)
474,671 565,024
43,216 85,178
(896,052) (768,977)
(378,165) (118,775)
2,557,307 2,929,843
213,020 335,854
(3,236,113) (2,342,380)
(465,786) 923,317
4,185,593 4,326,401
312,704 573,496
(6,211,442) (9,215,599)
(1,713,145) (4,315,702)
2,354,133 3,223,735
206,650 393,498
(4,120,408) (3,281,605)
(1,559,625) 335,628
(5,716,634) (4,311,656)

50 - Statements of Cash Flows - For the Year Ended October 31, 2021 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 62,101,188 $ 50,172,897
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (81,075,269) (134,853,197)
Proceeds from disposition of investment securities of affiliated issuers 124,551,834 231,806,068
Purchase of investment securities of unaffiliated issuers (17,036,593) (27,027,629)
Proceeds from disposition of investment securities of unaffiliated issuers 9,408,424 7,203,322
Purchase of short-term investments, net (17,557,251) (45,198,894)
Reinvestment of dividend income from affiliated issuers (9,642,821) (11,853,627)
Reinvestment of interest income from affiliated issuers (1,052,573) (2,189,310)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (46,057,483) (32,342,564)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (889,892) 442,143
Reinvestment of net realized gains distributions from affiliated issuers (1,490,961) (1,740,830)
Net realized (gain) loss from transactions in investment securities of affiliated issuers (3,219,435) (4,985,827)
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers (1,459,329) (355,378)
(Increase) decrease in receivable for investments sold 588,310 284,581
(Increase) decrease in securities lending income receivable (2,388) (4,856)
(Increase) decrease in interest and dividends receivable – 4
(Increase) decrease in prepaid expenses (955) 1,681
Increase (decrease) in payable for investments purchased 35,325 85,230
Increase (decrease) in collateral for securities lending payable 17,557,251 45,198,894
Increase (decrease) in investment advisory fees payable 1,653 (3,352)
Increase (decrease) in fund administration fees payable 531 (477)
Increase (decrease) in distribution fees payable (2,104) (9,694)
Increase (decrease) in administrative servicing fees payable 10,512 39,125
Increase (decrease) in accounting and transfer agent fees payable 680 871
Increase (decrease) in trustee fees payable 120 49
Increase (decrease) in custodian fees payable 803 (10,609)
Increase (decrease) in compliance program costs payable (23) (35)
Increase (decrease) in professional fees payable 3,675 3,677
Increase (decrease) in printing fees payable 6,773 8,705
Increase (decrease) in other payables 1,795 2,757
Net cash provided by (used by) operating activities 34,781,797 74,673,725
Cash flows provided by (used in) financing activities
Proceeds from shares issued 67,751,752 133,003,887
Cost of shares redeemed (102,104,986) (206,849,035)
Increase (decrease) in cash overdraft 13,623 28,266
Cash distributions paid to shareholders (442,186) (856,843)
Net cash provided by (used by) financing activities (34,781,797) (74,673,725)
Net increase (decrease) in cash – –
Cash:
Beginning of period – –
End of period $ – $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $9,391,670 $11,250,710
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $12,186,355 $15,783,767
Amounts designated as "—" are zero or have been rounded to zero.

52 - Financial Highlights - October 31, 2021 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor
Destinations Aggressive
Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .32 0.24 2.80 3.04 (0.26) — — (0.26) $ 11 .10 37.03% $ 98,337,377 0.53% 2.36% 0.53% 14.17%
Year Ended October 31, 2020 $ 9 .46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8 .32 1.70% $ 74,817,264 0.53% 5.82% 0.53% 16.63%
Year Ended October 31, 2019 $ 9 .69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) $ 9 .46 11.65% $ 75,166,130 0.53% 1.74% 0.53% 57.66%(g)
Year Ended October 31, 2018 $ 11 .30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) $ 9 .69 (1.43)% $ 65,699,864 0.54% 1.59% 0.54% 24.35%
Year Ended October 31, 2017 $ 10 .23 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11 .30 21.96% $ 70,514,120 0.54% 1.59% 0.54% 29.48%
Class C Shares
Year Ended October 31, 2021 $ 7 .91 0.17 2.64 2.81 (0.24) — — (0.24) $ 10 .48 36.03% $ 13,282,588 1.24% 1.80% 1.24% 14.17%
Year Ended October 31, 2020 $ 9 .04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) $ 7 .91 1.01% $ 13,363,963 1.28% 4.93% 1.28% 16.63%
Year Ended October 31, 2019 $ 9 .33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) $ 9 .04 10.71% $ 21,287,745 1.28% 1.12% 1.28% 57.66%(g)
Year Ended October 31, 2018 $ 10 .94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) $ 9 .33 (2.10)% $ 34,450,261 1.28% 0.89% 1.28% 24.35%
Year Ended October 31, 2017 $ 9 .94 0.10 1.85 1.95 (0.12) (0.83) — (0.95) $ 10 .94 21.06% $ 41,795,408 1.28% 0.99% 1.28% 29.48%
Class R Shares
Year Ended October 31, 2021 $ 8 .06 0.20 2.71 2.91 (0.25) — — (0.25) $ 10 .72 36.61% $ 52,657,688 0.85% 2.04% 0.85% 14.17%
Year Ended October 31, 2020 $ 9 .20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) $ 8 .06 1.42% $ 44,326,454 0.85% 5.48% 0.85% 16.63%
Year Ended October 31, 2019 $ 9 .46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) $ 9 .20 11.27% $ 53,275,875 0.85% 1.50% 0.85% 57.66%(g)
Year Ended October 31, 2018 $ 11 .07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) $ 9 .46 (1.75)% $ 61,474,465 0.84% 1.33% 0.84% 24.35%
Year Ended October 31, 2017 $ 10 .04 0.14 1.88 2.02 (0.16) (0.83) — (0.99) $ 11 .07 21.62% $ 76,547,929 0.83% 1.35% 0.83% 29.48%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 8 .48 0.28 2.85 3.13 (0.28) — — (0.28) $ 11 .33 37.51% $ 312,586,139 0.19% 2.71% 0.19% 14.17%
Year Ended October 31, 2020 $ 9 .61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) $ 8 .48 2.12% $ 234,119,585 0.19% 5.86% 0.19% 16.63%
Year Ended October 31, 2019 $ 9 .83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) $ 9 .61 11.98% $ 213,223,888 0.19% 2.06% 0.19% 57.66%(g)
Year Ended October 31, 2018 $ 11 .44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) $ 9 .83 (1.06)% $ 193,019,743 0.19% 1.90% 0.19% 24.35%
Year Ended October 31, 2017 $ 10 .35 0.20 1.95 2.15 (0.23) (0.83) — (1.06) $ 11 .44 22.33% $ 179,339,687 0.18% 1.91% 0.18% 29.48%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .33 0.26 2.81 3.07 (0.27) — — (0.27) $ 11 .13 37.41% $ 5,766,826 0.32% 2.47% 0.32% 14.17%
Year Ended October 31, 2020 $ 9 .47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) $ 8 .33 1.90% $ 4,058,965 0.30% 6.04% 0.30% 16.63%
Year Ended October 31, 2019 $ 9 .70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) $ 9 .47 11.93% $ 6,970,662 0.29% 2.01% 0.29% 57.66%(g)
Year Ended October 31, 2018 $ 11 .31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) $ 9 .70 (1.19)% $ 6,597,269 0.29% 1.89% 0.29% 24.35%
Year Ended October 31, 2017 $ 10 .24 0.19 1.93 2.12 (0.22) (0.83) — (1.05) $ 11 .31 22.25% $ 7,306,462 0.30% 1.76% 0.30% 29.48%
Service Class Shares
Year Ended October 31, 2021 $ 8 .34 0.24 2.80 3.04 (0.25) — — (0.25) $ 11 .13 37.03% $ 624,602,795 0.59% 2.33% 0.59% 14.17%
Year Ended October 31, 2020 $ 9 .48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8 .34 1.63% $ 526,541,670 0.59% 5.85% 0.59% 16.63%
Year Ended October 31, 2019 $ 9 .71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) $ 9 .48 11.55% $ 611,178,001 0.59% 1.69% 0.59% 57.66%(g)
Year Ended October 31, 2018 $ 11 .32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) $ 9 .71 (1.50)% $ 611,560,592 0.60% 1.55% 0.60% 24.35%
Year Ended October 31, 2017 $ 10 .25 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11 .32 21.86% $ 710,201,505 0.58% 1.59% 0.58% 29.48%

Investor Destination Funds - October 31, 2021 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

54 - Financial Highlights - October 31, 2021 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor
Destinations Moderately
Aggressive Fund
Class A Shares
Year Ended October 31, 2021 $ 8 .78 0.26 2.46 2.72 (0.28) — — (0.28) $ 11 .22 31.39% $ 190,995,319 0.52% 2.48% 0.52% 16.49%
Year Ended October 31, 2020 $ 9 .79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8 .78 2.84% $ 152,025,832 0.53% 5.72% 0.53% 20.97%
Year Ended October 31, 2019 $ 10 .08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) $ 9 .79 11.40% $ 147,843,150 0.53% 1.97% 0.53% 55.29%(g)
Year Ended October 31, 2018 $ 11 .41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) $ 10 .08 (0.72)% $ 137,274,611 0.53% 1.73% 0.53% 21.75%
Year Ended October 31, 2017 $ 10 .49 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11 .41 19.09% $ 151,587,878 0.53% 1.78% 0.53% 26.51%
Class C Shares
Year Ended October 31, 2021 $ 8 .39 0.19 2.33 2.52 (0.25) — — (0.25) $ 10 .66 30.47% $ 23,212,723 1.23% 1.94% 1.23% 16.49%
Year Ended October 31, 2020 $ 9 .43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) $ 8 .39 2.17% $ 24,281,784 1.25% 4.99% 1.25% 20.97%
Year Ended October 31, 2019 $ 9 .76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) $ 9 .43 10.62% $ 35,743,139 1.25% 1.36% 1.25% 55.29%(g)
Year Ended October 31, 2018 $ 11 .11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) $ 9 .76 (1.55)% $ 54,463,356 1.25% 1.04% 1.25% 21.75%
Year Ended October 31, 2017 $ 10 .23 0.12 1.63 1.75 (0.13) (0.74) — (0.87) $ 11 .11 18.29% $ 65,665,095 1.27% 1.16% 1.27% 26.51%
Class R Shares
Year Ended October 31, 2021 $ 8 .44 0.22 2.35 2.57 (0.26) — — (0.26) $ 10 .75 30.90% $ 107,069,273 0.84% 2.21% 0.84% 16.49%
Year Ended October 31, 2020 $ 9 .46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) $ 8 .44 2.61% $ 94,195,325 0.85% 5.36% 0.85% 20.97%
Year Ended October 31, 2019 $ 9 .78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) $ 9 .46 11.07% $ 112,622,378 0.84% 1.72% 0.84% 55.29%(g)
Year Ended October 31, 2018 $ 11 .12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) $ 9 .78 (1.14)% $ 128,988,430 0.84% 1.46% 0.84% 21.75%
Year Ended October 31, 2017 $ 10 .24 0.16 1.64 1.80 (0.18) (0.74) — (0.92) $ 11 .12 18.81% $ 161,689,916 0.82% 1.53% 0.82% 26.51%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 8 .76 0.30 2.45 2.75 (0.30) — — (0.30) $ 11 .21 31.94% $ 515,657,358 0.18% 2.86% 0.18% 16.49%
Year Ended October 31, 2020 $ 9 .77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) $ 8 .76 3.20% $ 429,531,991 0.19% 5.83% 0.19% 20.97%
Year Ended October 31, 2019 $ 10 .06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) $ 9 .77 11.81% $ 428,123,373 0.18% 2.30% 0.18% 55.29%(g)
Year Ended October 31, 2018 $ 11 .40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) $ 10 .06 (0.46)% $ 373,903,322 0.18% 2.04% 0.18% 21.75%
Year Ended October 31, 2017 $ 10 .48 0.22 1.69 1.91 (0.25) (0.74) — (0.99) $ 11 .40 19.51% $ 353,319,609 0.18% 2.08% 0.18% 26.51%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .74 0.29 2.45 2.74 (0.30) — — (0.30) $ 11 .18 31.83% $ 22,792,559 0.23% 2.79% 0.23% 16.49%
Year Ended October 31, 2020 $ 9 .75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) $ 8 .74 3.12% $ 18,652,177 0.26% 6.16% 0.26% 20.97%
Year Ended October 31, 2019 $ 10 .04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) $ 9 .75 11.73% $ 20,759,726 0.28% 2.22% 0.28% 55.29%(g)
Year Ended October 31, 2018 $ 11 .38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) $ 10 .04 (0.56)% $ 20,267,114 0.28% 1.99% 0.28% 21.75%
Year Ended October 31, 2017 $ 10 .46 0.18 1.72 1.90 (0.24) (0.74) — (0.98) $ 11 .38 19.47% $ 20,484,770 0.27% 1.65% 0.27% 26.51%
Service Class Shares
Year Ended October 31, 2021 $ 8 .75 0.26 2.44 2.70 (0.27) — — (0.27) $ 11 .18 31.33% $ 760,754,419 0.58% 2.45% 0.58% 16.49%
Year Ended October 31, 2020 $ 9 .76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8 .75 2.78% $ 670,020,225 0.59% 5.69% 0.59% 20.97%
Year Ended October 31, 2019 $ 10 .05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) $ 9 .76 11.37% $ 798,172,857 0.58% 1.93% 0.58% 55.29%(g)
Year Ended October 31, 2018 $ 11 .39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) $ 10 .05 (0.87)% $ 811,009,879 0.58% 1.71% 0.58% 21.75%
Year Ended October 31, 2017 $ 10 .47 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11 .39 19.06% $ 964,697,956 0.58% 1.76% 0.58% 26.51%

Investor Destination Funds - October 31, 2021 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

56 - Financial Highlights - October 31, 2021 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor
Destinations Moderate Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .06 0.24 1.86 2.10 (0.26) — — (0.26) $ 10 .90 23.50% $ 170,634,378 0.53% 2.31% 0.53% 20.10%
Year Ended October 31, 2020 $ 9 .64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) $ 9 .06 3.46% $ 142,688,676 0.53% 5.04% 0.53% 28.45%
Year Ended October 31, 2019 $ 9 .79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) $ 9 .64 10.37% $ 137,178,765 0.53% 2.03% 0.53% 49.80%(g)
Year Ended October 31, 2018 $ 10 .64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) $ 9 .79 (0.37)% $ 132,812,662 0.54% 1.82% 0.54% 21.55%
Year Ended October 31, 2017 $ 10 .11 0.20 1.16 1.36 (0.22) (0.61) — (0.83) $ 10 .64 14.35% $ 149,005,220 0.54% 1.99% 0.54% 24.26%
Class C Shares
Year Ended October 31, 2021 $ 8 .81 0.17 1.80 1.97 (0.22) — — (0.22) $ 10 .56 22.64% $ 35,674,067 1.25% 1.73% 1.25% 20.10%
Year Ended October 31, 2020 $ 9 .41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) $ 8 .81 2.68% $ 39,214,275 1.27% 4.26% 1.27% 28.45%
Year Ended October 31, 2019 $ 9 .59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) $ 9 .41 9.46% $ 50,158,279 1.25% 1.39% 1.25% 49.80%(g)
Year Ended October 31, 2018 $ 10 .43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) $ 9 .59 (1.00)% $ 74,319,207 1.26% 1.11% 1.26% 21.55%
Year Ended October 31, 2017 $ 9 .92 0.13 1.13 1.26 (0.14) (0.61) — (0.75) $ 10 .43 13.53% $ 90,700,172 1.26% 1.30% 1.26% 24.26%
Class R Shares
Year Ended October 31, 2021 $ 8 .74 0.20 1.80 2.00 (0.24) — — (0.24) $ 10 .50 23.14% $ 75,186,537 0.83% 2.04% 0.83% 20.10%
Year Ended October 31, 2020 $ 9 .33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) $ 8 .74 3.15% $ 72,805,405 0.84% 4.75% 0.84% 28.45%
Year Ended October 31, 2019 $ 9 .52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) $ 9 .33 9.90% $ 89,053,324 0.84% 1.77% 0.84% 49.80%(g)
Year Ended October 31, 2018 $ 10 .36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) $ 9 .52 (0.58)% $ 101,171,021 0.83% 1.54% 0.83% 21.55%
Year Ended October 31, 2017 $ 9 .87 0.17 1.12 1.29 (0.19) (0.61) — (0.80) $ 10 .36 13.95% $ 127,193,776 0.83% 1.71% 0.83% 24.26%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9 .00 0.28 1.84 2.12 (0.30) — — (0.30) $ 10 .82 23.85% $ 407,191,003 0.19% 2.76% 0.19% 20.10%
Year Ended October 31, 2020 $ 9 .58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) $ 9 .00 3.85% $ 381,613,926 0.19% 5.20% 0.19% 28.45%
Year Ended October 31, 2019 $ 9 .74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) $ 9 .58 10.71% $ 369,915,572 0.19% 2.35% 0.19% 49.80%(g)
Year Ended October 31, 2018 $ 10 .59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) $ 9 .74 (0.01)% $ 317,770,251 0.18% 2.16% 0.18% 21.55%
Year Ended October 31, 2017 $ 10 .07 0.23 1.16 1.39 (0.26) (0.61) — (0.87) $ 10 .59 14.71% $ 322,034,922 0.18% 2.26% 0.18% 24.26%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 8 .99 0.28 1.83 2.11 (0.29) — — (0.29) $ 10 .81 23.76% $ 9,381,476 0.28% 2.73% 0.28% 20.10%
Year Ended October 31, 2020 $ 9 .57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) $ 8 .99 3.74% $ 9,980,276 0.29% 5.25% 0.29% 28.45%
Year Ended October 31, 2019 $ 9 .73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) $ 9 .57 10.60% $ 13,521,461 0.29% 2.39% 0.29% 49.80%(g)
Year Ended October 31, 2018 $ 10 .58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) $ 9 .73 (0.11)% $ 17,863,342 0.28% 2.04% 0.28% 21.55%
Year Ended October 31, 2017 $ 10 .06 0.20 1.18 1.38 (0.25) (0.61) — (0.86) $ 10 .58 14.65% $ 15,748,468 0.26% 1.93% 0.26% 24.26%
Service Class Shares
Year Ended October 31, 2021 $ 9 .00 0.24 1.84 2.08 (0.25) — — (0.25) $ 10 .83 23.47% $ 536,080,882 0.59% 2.30% 0.59% 20.10%
Year Ended October 31, 2020 $ 9 .58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) $ 9 .00 3.40% $ 498,720,974 0.59% 5.01% 0.59% 28.45%
Year Ended October 31, 2019 $ 9 .74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) $ 9 .58 10.26% $ 595,109,194 0.59% 1.98% 0.59% 49.80%(g)
Year Ended October 31, 2018 $ 10 .59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) $ 9 .74 (0.42)% $ 605,801,091 0.58% 1.78% 0.58% 21.55%
Year Ended October 31, 2017 $ 10 .07 0.20 1.14 1.34 (0.21) (0.61) — (0.82) $ 10 .59 14.25% $ 696,628,902 0.58% 1.94% 0.58% 24.26%

Investor Destination Funds - October 31, 2021 - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

58 - Financial Highlights - October 31, 2021 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor
Destinations Moderately
Conservative Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .74 0.22 1.30 1.52 (0.25) — — (0.25) $ 11 .01 15.72% $ 73,239,884 0.50% 2.07% 0.50% 25.70%
Year Ended October 31, 2020 $ 9 .99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) $ 9 .74 4.20% $ 63,724,683 0.53% 3.96% 0.53% 29.33%
Year Ended October 31, 2019 $ 9 .90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) $ 9 .99 9.11% $ 60,255,588 0.55% 2.10% 0.55% 42.30%(g)
Year Ended October 31, 2018 $ 10 .51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) $ 9 .90 (0.22)% $ 59,304,391 0.55% 1.93% 0.55% 22.97%
Year Ended October 31, 2017 $ 10 .14 0.21 0.72 0.93 (0.22) (0.34) — (0.56) $ 10 .51 9.54% $ 67,291,272 0.55% 2.02% 0.55% 22.71%
Class C Shares
Year Ended October 31, 2021 $ 9 .68 0.15 1.27 1.42 (0.18) — — (0.18) $ 10 .92 14.79% $ 32,483,131 1.27% 1.38% 1.27% 25.70%
Year Ended October 31, 2020 $ 9 .93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) $ 9 .68 3.47% $ 34,375,356 1.28% 3.16% 1.28% 29.33%
Year Ended October 31, 2019 $ 9 .84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) $ 9 .93 8.37% $ 42,816,557 1.28% 1.40% 1.28% 42.30%(g)
Year Ended October 31, 2018 $ 10 .46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) $ 9 .84 (1.05)% $ 46,816,101 1.28% 1.18% 1.28% 22.97%
Year Ended October 31, 2017 $ 10 .09 0.13 0.72 0.85 (0.14) (0.34) — (0.48) $ 10 .46 8.74% $ 52,822,319 1.28% 1.31% 1.28% 22.71%
Class R Shares
Year Ended October 31, 2021 $ 9 .77 0.19 1.29 1.48 (0.20) — — (0.20) $ 11 .05 15.31% $ 24,679,025 0.89% 1.76% 0.89% 25.70%
Year Ended October 31, 2020 $ 10 .01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) $ 9 .77 3.92% $ 27,756,957 0.88% 3.63% 0.88% 29.33%
Year Ended October 31, 2019 $ 9 .92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) $ 10 .01 8.74% $ 34,742,070 0.87% 1.82% 0.87% 42.30%(g)
Year Ended October 31, 2018 $ 10 .54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) $ 9 .92 (0.63)% $ 39,807,735 0.86% 1.62% 0.86% 22.97%
Year Ended October 31, 2017 $ 10 .16 0.18 0.73 0.91 (0.19) (0.34) — (0.53) $ 10 .54 9.27% $ 51,281,805 0.85% 1.75% 0.85% 22.71%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9 .87 0.26 1.32 1.58 (0.28) — — (0.28) $ 11 .17 16.14% $ 151,491,718 0.21% 2.39% 0.21% 25.70%
Year Ended October 31, 2020 $ 10 .12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) $ 9 .87 4.48% $ 136,414,040 0.22% 4.23% 0.22% 29.33%
Year Ended October 31, 2019 $ 10 .02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) $ 10 .12 9.47% $ 137,632,868 0.22% 2.43% 0.22% 42.30%(g)
Year Ended October 31, 2018 $ 10 .63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) $ 10 .02 0.13% $ 120,763,200 0.21% 2.24% 0.21% 22.97%
Year Ended October 31, 2017 $ 10 .25 0.24 0.74 0.98 (0.26) (0.34) — (0.60) $ 10 .63 9.89% $ 119,928,414 0.21% 2.34% 0.21% 22.71%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9 .82 0.24 1.31 1.55 (0.26) — — (0.26) $ 11 .11 16.00% $ 5,693,835 0.31% 2.26% 0.31% 25.70%
Year Ended October 31, 2020 $ 10 .07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) $ 9 .82 4.34% $ 5,453,775 0.37% 4.17% 0.37% 29.33%
Year Ended October 31, 2019 $ 9 .97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) $ 10 .07 9.38% $ 8,865,165 0.35% 2.35% 0.35% 42.30%(g)
Year Ended October 31, 2018 $ 10 .59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) $ 9 .97 (0.06)% $ 12,694,105 0.30% 2.12% 0.30% 22.97%
Year Ended October 31, 2017 $ 10 .21 0.22 0.75 0.97 (0.25) (0.34) — (0.59) $ 10 .59 9.85% $ 10,656,590 0.30% 2.14% 0.30% 22.71%
Service Class Shares
Year Ended October 31, 2021 $ 9 .82 0.21 1.31 1.52 (0.23) — — (0.23) $ 11 .11 15.65% $ 143,326,951 0.62% 1.98% 0.62% 25.70%
Year Ended October 31, 2020 $ 10 .06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) $ 9 .82 4.17% $ 135,198,616 0.63% 3.91% 0.63% 29.33%
Year Ended October 31, 2019 $ 9 .97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) $ 10 .06 8.96% $ 151,769,825 0.63% 2.04% 0.63% 42.30%(g)
Year Ended October 31, 2018 $ 10 .58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) $ 9 .97 (0.28)% $ 157,756,114 0.61% 1.86% 0.61% 22.97%
Year Ended October 31, 2017 $ 10 .20 0.21 0.73 0.94 (0.22) (0.34) — (0.56) $ 10 .58 9.50% $ 185,927,647 0.60% 2.01% 0.60% 22.71%

Investor Destination Funds - October 31, 2021 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

60 - Financial Highlights - October 31, 2021 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Investor
Destinations Conservative
Fund
Class A Shares
Year Ended October 31, 2021 $ 10 .38 0.19 0.66 0.85 (0.21) — — (0.21) $ 11 .02 8.22% $ 89,865,936 0.53% 1.78% 0.53% 28.07%
Year Ended October 31, 2020 $ 10 .26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) $ 10 .38 4.80% $ 88,254,293 0.54% 2.80% 0.54% 25.37%
Year Ended October 31, 2019 $ 10 .01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) $ 10 .26 7.95% $ 84,754,172 0.54% 2.22% 0.54% 27.16%(g)
Year Ended October 31, 2018 $ 10 .36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) $ 10 .01 (0.44)% $ 91,956,405 0.53% 2.03% 0.53% 21.58%
Year Ended October 31, 2017 $ 10 .16 0.21 0.30 0.51 (0.21) (0.10) — (0.31) $ 10 .36 5.15% $ 118,949,342 0.53% 2.06% 0.53% 30.99%
Class C Shares
Year Ended October 31, 2021 $ 10 .32 0.11 0.65 0.76 (0.13) — — (0.13) $ 10 .95 7.40% $ 105,432,108 1.27% 1.06% 1.27% 28.07%
Year Ended October 31, 2020 $ 10 .20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) $ 10 .32 4.03% $ 112,259,441 1.28% 2.07% 1.28% 25.37%
Year Ended October 31, 2019 $ 9 .96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) $ 10 .20 7.08% $ 124,962,092 1.28% 1.49% 1.28% 27.16%(g)
Year Ended October 31, 2018 $ 10 .31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) $ 9 .96 (1.18)% $ 141,350,080 1.27% 1.28% 1.27% 21.58%
Year Ended October 31, 2017 $ 10 .11 0.13 0.31 0.44 (0.14) (0.10) — (0.24) $ 10 .31 4.41% $ 153,601,464 1.27% 1.30% 1.27% 30.99%
Class R Shares
Year Ended October 31, 2021 $ 10 .36 0.17 0.63 0.80 (0.17) — — (0.17) $ 10 .99 7.78% $ 25,548,874 0.86% 1.54% 0.86% 28.07%
Year Ended October 31, 2020 $ 10 .23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) $ 10 .36 4.55% $ 27,980,035 0.87% 2.50% 0.87% 25.37%
Year Ended October 31, 2019 $ 9 .99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) $ 10 .23 7.51% $ 28,863,925 0.87% 1.90% 0.87% 27.16%(g)
Year Ended October 31, 2018 $ 10 .34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) $ 9 .99 (0.76)% $ 30,479,796 0.85% 1.70% 0.85% 21.58%
Year Ended October 31, 2017 $ 10 .14 0.18 0.30 0.48 (0.18) (0.10) — (0.28) $ 10 .34 4.83% $ 37,657,787 0.84% 1.74% 0.84% 30.99%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 10 .44 0.23 0.66 0.89 (0.24) — — (0.24) $ 11 .09 8.63% $ 104,096,624 0.20% 2.10% 0.20% 28.07%
Year Ended October 31, 2020 $ 10 .31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) $ 10 .44 5.22% $ 102,889,527 0.21% 3.11% 0.21% 25.37%
Year Ended October 31, 2019 $ 10 .07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) $ 10 .31 8.16% $ 92,131,438 0.21% 2.52% 0.21% 27.16%(g)
Year Ended October 31, 2018 $ 10 .42 0.24 (0.24) — (0.25) (0.10) — (0.35) $ 10 .07 (0.10)% $ 84,633,584 0.20% 2.35% 0.20% 21.58%
Year Ended October 31, 2017 $ 10 .21 0.24 0.32 0.56 (0.25) (0.10) — (0.35) $ 10 .42 5.58% $ 84,374,346 0.20% 2.35% 0.20% 30.99%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10 .41 0.22 0.66 0.88 (0.23) — — (0.23) $ 11 .06 8.54% $ 169,200,132 0.30% 2.03% 0.30% 28.07%
Year Ended October 31, 2020 $ 10 .29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) $ 10 .41 5.04% $ 177,188,611 0.29% 3.13% 0.29% 25.37%
Year Ended October 31, 2019 $ 10 .04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) $ 10 .29 8.21% $ 219,475,997 0.28% 2.49% 0.28% 27.16%(g)
Year Ended October 31, 2018 $ 10 .39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) $ 10 .04 (0.19)% $ 218,169,172 0.28% 2.26% 0.28% 21.58%
Year Ended October 31, 2017 $ 10 .19 0.23 0.31 0.54 (0.24) (0.10) — (0.34) $ 10 .39 5.40% $ 205,208,144 0.29% 2.25% 0.29% 30.99%
Service Class Shares
Year Ended October 31, 2021 $ 10 .42 0.19 0.65 0.84 (0.20) — — (0.20) $ 11 .06 8.11% $ 112,936,652 0.60% 1.72% 0.60% 28.07%
Year Ended October 31, 2020 $ 10 .29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) $ 10 .42 4.80% $ 122,605,192 0.61% 2.75% 0.61% 25.37%
Year Ended October 31, 2019 $ 10 .05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) $ 10 .29 7.74% $ 117,677,319 0.61% 2.14% 0.61% 27.16%(g)
Year Ended October 31, 2018 $ 10 .40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) $ 10 .05 (0.50)% $ 119,347,076 0.60% 1.95% 0.60% 21.58%
Year Ended October 31, 2017 $ 10 .19 0.20 0.32 0.52 (0.21) (0.10) — (0.31) $ 10 .40 5.17% $ 133,359,602 0.59% 1.99% 0.59% 30.99%

Investor Destination Funds - October 31, 2021 - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

62 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds
("ETFs")) (together, the “Underlying Funds”), and may have
additional investment and concentration risk. The Underlying
Funds typically invest in stocks, bonds, and other securities.
Each Fund may also invest in an unregistered fixed interest
contract (the “Nationwide Contract”) issued by Nationwide Life
Insurance Company (“NLIC”), which is a direct wholly owned
subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6,
Institutional Service Class and Service Class shares. Effective
October 5, 2021, Class C shares convert to Class A shares
eight years after their purchase as described in each Fund’s prospectus. Prior to October 5, 2021, Class C shares converted to Class A shares ten years after their purchase. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 63
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of ETFs
are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of
registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which
are open-end investment companies generally available
to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as
of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended October 31, 2021, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 20 December 31, 20 20 2.20%
January 1, 2021 March 31, 2021 2.15%
April 1, 2021 June 30, 2021 2.15%
July 1, 2021 September 30, 2021 2.15%
October 1, 2021 October 31, 2021 2.15%
November 1, 2021 no less than 0.00% per annum.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 127,419,876 $ – $ – $ 127,419,876
Investment Companies 980,341,366 – – 980,341,366
Total $ 1,107,761,242 $ – $ – $ 1,107,761,242

64 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 171,847,661 $ – $ – $ 171,847,661
Investment Companies 1,449,429,366 – – 1,449,429,366
Total $ 1,621,277,027 $ – $ – $ 1,621,277,027
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 128,273,760 $ – $ – $ 128,273,760
Investment Companies 1,027,351,045 – – 1,027,351,045
Investment Contract – – 79,270,126 79,270,126
Short-Term Investment 29,545,734 – – 29,545,734
Total $ 1,185,170,539 $ – $ 79,270,126 $ 1,264,440,665
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,616,210 $ – $ – $ 41,616,210
Investment Companies 342,781,968 – – 342,781,968
Investment Contract – – 46,744,045 46,744,045
Short-Term Investment 17,557,251 – – 17,557,251
Total $ 401,955,429 $ – $ 46,744,045 $ 448,699,474
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 64,189,621 $ – $ – $ 64,189,621
Investment Companies 449,809,274 – – 449,809,274
Investment Contract – – 93,407,331 93,407,331
Short-Term Investment 45,198,894 – – 45,198,894
Total $ 559,197,789 $ – $ 93,407,331 $ 652,605,120
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2020 $ 93,448,899 $ 93,448,899
Purchases
*
4,399,074 4,399,074
Sales (18,577,847) (18,577,847)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 79,270,126 $ 79,270,126

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 65
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated
Underlying Fund’s most recent annual report to shareholders
which can be found at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2020 $ 53,040,217 $ 53,040,217
Purchases
*
3,862,646 3,862,646
Sales (10,158,818) (10,158,818)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 46,744,045 $ 46,744,045
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2020 $ 114,288,847 $ 114,288,847
Purchases
*
8,388,270 8,388,270
Sales (29,269,786) (29,269,786)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2021 $ 93,407,331 $ 93,407,331
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the
Nationwide Contract at its discretion. The Fair Value Committee ("FVC") continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

66 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
As of October 31, 2021, Funds that had overdrawn balances were as follows:
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 177,838
Investor Destinations Moderately Aggressive 330,953
Investor Destinations Moderate 134,869
Investor Destinations Moderately Conservative 13,623
Investor Destinations Conservative 28,266
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Investor Destinations Moderate $ 29,545,734
Investor Destinations Moderately Conservative 17,557,251
Investor Destinations Conservative 45,198,894

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 67
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2021 are primarily attributable to investments in regulated investment companies. Temporary differences arise
when certain items of income, gain, or loss are recognized
in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily
be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ (82,774) $ 82,774
Investor Destinations Moderately Aggressive (150,275) 150,275
Investor Destinations Moderate (100,545) 100,545
Investor Destinations Moderately Conservative (23,804) 23,804
Investor Destinations Conservative (18,151) 18,151
Amounts designated as "—" are zero or have been rounded to zero.

68 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the
daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA an investment advisory fee of 0.13% per year
based on the Fund’s average daily net assets. For the year
ended October 31, 2021, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation
Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and
other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2021, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 69
For the year ended October 31, 2021, NFM earned an aggregate of $1,396,919 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $18,163.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares, 1.00% for Class C shares, 0.50% for Class
R shares, and 0.25% for Service Class shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2021, the Funds imposed aggregate front-end sales charges of $352,465. From
these fees, NFD retained a portion amounting to $45,259.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
year ended October 31, 2021, the Funds imposed aggregate
CDSCs of $2,637. NFD retained all of the CDSCs imposed by
the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.06% 0.16% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.05 0.16 0.05 0.15
Investor Destinations Moderate 0.09 0.07 0.15 0.09 0.15
Investor Destinations Moderately Conservative 0.04 0.06 0.18 0.10 0.16
Investor Destinations Conservative 0.08 0.07 0.16 0.10 0.15
Fund Amount
Investor Destinations Aggressive $ 1,101,820
Investor Destinations Moderately Aggressive 1,494,083
Investor Destinations Moderate 1,107,859
Investor Destinations Moderately Conservative 334,669
Investor Destinations Conservative 555,708

70 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract.
The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended October
31, 2021 were as follows:
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 44.56%
Investor Destinations Moderately Aggressive 36.98
Investor Destinations Moderate 32.91
Investor Destinations Moderately Conservative 23.84
Investor Destinations Conservative 13.03
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,017,143 9,516,435 1,154,226 (1,342,375) (57,267) 839,384 10,110,403 524,194 —
Nationwide Emerging
Markets Debt Fund,
Class R6 1,004,535 9,393,090 1,499,737 (1,342,376) (14,660) 258,429 9,794,220 136,024 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 1,979,020 — 21,313,760 (1,765,890) 157,753 4,458,210 24,163,833 49,455 —
Nationwide International
Index Fund, Class R6 23,311,206 191,524,763 10,195,273 (42,517,887) 2,906,234 55,851,390 217,959,773 4,689,519 —
Nationwide International
Small Cap Fund, Class R6 3,164,978 36,447,222 998,505 (8,294,474) 1,354,614 13,044,230 43,550,097 436,436 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,140,387 35,784,398 4,123,641 (24,600,997) 8,434,782 (1,618,322) 22,123,502 — 980,321
Nationwide Mid Cap Market
Index Fund, Class R6 6,241,263 106,916,115 5,893,440 (27,184,495) 870,558 43,260,239 129,755,857 1,303,552 2,924,759
Nationwide Multi-Cap
Portfolio, Class R6 34,497,165 390,451,977 32,854,399 (72,183,679) 9,449,922 137,566,442 498,139,061 21,639,226 —
Nationwide Bond Index
Fund, Class R6 487,059 14,029,340 2,098,913 (10,137,614) (15,273) (418,028) 5,557,338 178,050 —
Nationwide Bond Portfolio,
Class R6 ** 914,954 — 9,567,737 (423,549) 7,989 88,859 9,241,036 — —
Nationwide Core Plus Bond
Fund, Class R6 803 4,767,117 611,366 (5,255,671) 120,646 (234,990) 8,468 45,659 82,337
Nationwide Loomis Core
Bond Fund, Class R6 888,095 9,497,399 2,234,419 (1,342,376) (55,829) (395,835) 9,937,778 154,933 307,725
Nationwide Risk-Based
International Equity ETF 475,239 — 13,874,596 (232,631) 2,146 (161,581) 13,482,530 — —
Nationwide Risk-Based US
Equity ETF 357,830 — 13,865,517 (231,846) 10,387 726,717 14,370,775 — —
Total 808,327,856 120,285,529 (196,855,860) 23,172,002 253,265,144 1,008,194,671 29,157,048 4,295,142

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 71
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 4,521,386 42,795,488 5,066,950 (6,430,933) (159,659) 3,670,734 44,942,580 2,351,627 —
Nationwide Amundi Strategic
Income Fund, Class R6 2,102,121 21,936,406 2,636,596 (3,357,194) (5,190) 966,763 22,177,381 1,328,225 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,976,630 28,903,945 3,697,528 (4,350,809) (1,542) 773,018 29,022,140 414,000 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 2,200,587 — 23,739,615 (2,019,377) 190,776 4,958,153 26,869,167 55,169 —
Nationwide International
Index Fund, Class R6 24,621,975 212,863,958 7,085,652 (54,124,323) 4,087,625 60,302,556 230,215,468 5,107,274 —
Nationwide International
Small Cap Fund, Class R6 3,986,907 47,509,101 1,008,182 (12,219,806) 2,178,156 16,384,206 54,859,839 566,659 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,257,029 41,539,494 3,326,994 (28,177,150) 10,200,933 (2,503,908) 24,386,363 — 1,137,789
Nationwide Mid Cap Market
Index Fund, Class R6 6,087,885 108,650,452 5,289,642 (31,544,467) 981,253 43,190,251 126,567,131 1,299,731 2,977,006
Nationwide Multi-Cap
Portfolio, Class R6 48,936,768 563,336,208 42,848,059 (109,306,420) 14,409,555 195,359,532 706,646,934 31,206,257 —
Nationwide Bond Index
Fund, Class R6 3,330,157 91,576,837 13,991,388 (64,744,813) 412,643 (3,238,958) 37,997,097 1,185,137 —
Nationwide Bond Portfolio,
Class R6 ** 5,646,222 — 59,199,199 (2,779,680) 54,579 552,743 57,026,841 — —
Nationwide Core Plus Bond
Fund, Class R6 4,173,834 56,809,321 9,061,838 (20,432,063) (107,043) (1,298,103) 44,033,950 1,178,147 979,695
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,355,474 14,577,028 2,269,744 (2,132,681) 5,237 516,199 15,235,527 397,641 —
Nationwide Loomis Core
Bond Fund, Class R6 2,631,720 28,890,804 6,312,827 (4,386,886) (137,591) (1,230,206) 29,448,948 464,637 931,427
Nationwide Risk-Based
International Equity ETF 559,427 — 16,365,389 (306,908) 2,668 (190,205) 15,870,944 — —
Nationwide Risk-Based US
Equity ETF 421,261 — 16,354,758 (305,668) 13,592 855,539 16,918,221 — —
Total 1,259,389,042 218,254,361 (346,619,178) 32,125,992 319,068,314 1,482,218,531 45,554,504 6,025,917
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 3,499,223 35,327,682 2,653,607 (6,036,272) (156,391) 2,993,654 34,782,280 1,917,486 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,626,619 17,897,762 1,495,861 (3,018,134) 7,169 778,170 17,160,828 1,069,177 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,304,063 23,646,684 2,177,740 (4,024,182) 7,775 656,596 22,464,613 335,432 —
Nationwide GQG U.S.
Quality Equity Fund,
Class R6 1,081,032 — 12,025,388 (1,384,095) 122,113 2,435,998 13,199,404 27,199 —
Nationwide International
Index Fund, Class R6 13,935,895 127,164,914 5,185,540 (40,045,777) 3,445,030 34,550,908 130,300,615 2,973,225 —
Nationwide International
Small Cap Fund, Class R6 1,682,390 21,347,782 618,508 (7,010,804) 1,176,371 7,017,825 23,149,682 251,820 —
Nationwide Loomis All Cap
Growth Fund, Class R6 605,229 21,379,834 1,181,686 (14,672,943) 5,533,170 (1,680,304) 11,741,443 — 582,170
Nationwide Mid Cap Market
Index Fund, Class R6 2,876,291 54,525,637 3,068,904 (19,609,663) 699,174 21,114,040 59,798,092 634,307 1,493,099
Nationwide Multi-Cap
Portfolio, Class R6 32,222,643 376,040,974 41,860,259 (92,174,453) 10,803,703 128,764,475 465,294,958 20,705,769 —
Nationwide Bond Index
Fund, Class R6 3,609,578 105,046,318 12,454,147 (73,189,142) (292,473) (2,833,568) 41,185,282 1,325,222 —

72 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 ** 6,001,257 — 63,120,874 (3,155,706) 55,401 592,123 60,612,692 — —
Nationwide Core Plus Bond
Fund, Class R6 3,231,696 58,570,611 7,342,782 (30,419,395) 408,548 (1,808,153) 34,094,393 1,049,887 1,004,177
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,048,822 11,821,578 1,569,221 (2,012,091) 8,846 401,205 11,788,759 312,294 —
Nationwide Loomis Core
Bond Fund, Class R6 5,090,666 58,492,850 11,292,931 (10,060,454) (230,445) (2,530,333) 56,964,549 917,782 1,881,278
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,359,286 47,190,533 6,007,785 (8,065,944) (16,830) (302,089) 44,813,455 735,884 —
Nationwide Risk-Based
International Equity ETF 323,248 — 9,403,099 (123,783) 1,134 (109,904) 9,170,546 — —
Nationwide Risk-Based US
Equity ETF 243,349 — 9,396,948 (123,515) 5,465 494,217 9,773,115 — —
Nationwide Contract ^∞(a) $79,270,126 93,448,899 4,399,074 (18,577,847) — — 79,270,126 1,821,110 —
Total 1,051,902,058 195,254,354 (333,704,200) 21,577,760 190,534,860 1,125,564,832 34,076,594 4,960,724
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,255,337 12,334,007 1,336,232 (2,181,099) (65,918) 1,054,824 12,478,046 677,671 —
Nationwide Amundi Strategic
Income Fund, Class R6 583,712 6,282,011 708,274 (1,105,845) (801) 274,527 6,158,166 378,993 —
Nationwide Emerging
Markets Debt Fund,
Class R6 413,171 4,131,524 467,352 (684,956) (2,496) 116,994 4,028,418 59,103 —
Nationwide International
Index Fund, Class R6 3,451,316 31,697,965 2,480,009 (11,332,963) 835,339 8,589,450 32,269,800 747,972 —
Nationwide International
Small Cap Fund, Class R6 292,834 3,611,291 240,797 (1,209,568) 255,890 1,130,989 4,029,399 43,229 —
Nationwide Mid Cap Market
Index Fund, Class R6 877,063 16,186,333 1,529,332 (5,941,104) 123,208 6,336,361 18,234,130 191,068 449,206
Nationwide Multi-Cap
Portfolio, Class R6 7,961,984 88,840,610 15,295,949 (22,601,246) 1,770,753 31,664,984 114,971,050 4,961,445 —
Nationwide Bond Index
Fund, Class R6 2,687,405 71,300,371 7,823,055 (46,342,009) 147,095 (2,265,218) 30,663,294 929,981 —
Nationwide Bond Portfolio,
Class R6 ** 3,997,433 — 42,203,732 (2,249,580) 24,794 395,127 40,374,073 — —
Nationwide Core Plus Bond
Fund, Class R6 1,931,610 28,860,621 3,674,450 (11,460,177) 131,474 (827,886) 20,378,482 565,186 501,118
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,128,629 12,414,713 1,622,782 (1,788,234) 6,172 430,360 12,685,793 333,438 —
Nationwide Loomis Core
Bond Fund, Class R6 1,461,224 16,545,240 2,974,840 (2,384,311) (51,828) (732,840) 16,351,101 259,647 540,637
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,933,873 32,951,109 2,462,146 (5,051,982) 44,161 (245,218) 30,160,216 495,088 —
Nationwide Risk-Based
International Equity ETF 113,597 — 3,291,085 (29,999) 284 (38,623) 3,222,747 — —
Nationwide Risk-Based US
Equity ETF 85,505 — 3,288,941 (29,943) 1,308 173,652 3,433,958 — —
Nationwide Contract ^∞(a) $46,744,045 53,040,217 3,862,646 (10,158,818) — — 46,744,045 1,052,573 —
Total 378,196,012 93,261,622 (124,551,834) 3,219,435 46,057,483 396,182,718 10,695,394 1,490,961

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 73
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website
at www.sec.gov.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2021
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,202,758 12,625,750 1,436,098 (3,100,472) (106,246) 1,100,280 11,955,410 692,391 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,677,180 19,276,081 2,266,388 (4,681,921) 698 833,001 17,694,247 1,150,827 —
Nationwide Emerging
Markets Debt Fund,
Class R6 593,930 6,245,824 680,387 (1,308,824) (36,818) 210,247 5,790,816 89,404 —
Nationwide International
Index Fund, Class R6 2,648,458 27,408,203 2,200,008 (12,883,799) 1,063,169 6,975,501 24,763,082 624,450 —
Nationwide International
Small Cap Fund, Class R6 210,961 2,766,032 200,350 (1,115,169) 248,060 803,555 2,902,828 33,016 —
Nationwide Mid Cap Market
Index Fund, Class R6 577,470 11,664,078 1,145,703 (5,352,235) 365,231 4,182,819 12,005,596 132,739 325,035
Nationwide Multi-Cap
Portfolio, Class R6 6,107,623 69,889,964 17,998,730 (25,923,364) 1,928,130 24,300,611 88,194,071 3,919,031 —
Nationwide Bond Index
Fund, Class R6 4,852,444 139,779,035 12,798,337 (93,131,732) 559,243 (4,638,500) 55,366,383 1,774,508 —
Nationwide Bond Portfolio,
Class R6 ** 7,221,156 — 77,611,267 (5,461,750) 73,922 710,236 72,933,675 — —
Nationwide Core Plus Bond
Fund, Class R6 3,884,801 57,177,850 6,476,688 (21,295,404) 380,783 (1,755,270) 40,984,647 1,138,222 1,000,152
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,703,444 31,666,529 3,588,213 (5,933,038) 190,644 874,366 30,386,714 817,901 —
Nationwide Loomis Core
Bond Fund, Class R6 1,049,747 12,665,230 2,060,791 (2,373,215) (35,465) (570,671) 11,746,670 193,594 415,643
Nationwide Loomis Short
Term Bond Fund, Class
R6 7,304,001 89,200,259 6,245,706 (19,875,069) 351,966 (837,727) 75,085,135 1,287,544 —
Nationwide Risk-Based
International Equity ETF 129,618 — 3,771,259 (50,321) 395 (44,070) 3,677,263 — —
Nationwide Risk-Based US
Equity ETF 97,585 — 3,768,769 (49,969) 2,115 198,186 3,919,101 — —
Nationwide Contract ^∞(a) $93,407,331 114,288,847 8,388,270 (29,269,786) — — 93,407,331 2,189,310 —
Total 594,653,682 150,636,964 (231,806,068) 4,985,827 32,342,564 550,812,969 14,042,937 1,740,830
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.
^
Value determined using significant unobservable inputs.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

74 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 150,254,667 $ 232,577,013
Investor Destinations Moderately Aggressive 260,455,575 402,870,551
Investor Destinations Moderate 248,274,437 383,814,056
Investor Destinations Moderately Conservative 110,317,521 133,960,257
Investor Destinations Conservative 177,667,583 239,009,389
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 75
reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 54.08% 3(a)
Investor Destinations Moderately Aggressive 54.69 3(a)
Investor Destinations Moderate 52.38 3(a)
Investor Destinations Moderately Conservative 29.01 1
Investor Destinations Conservative 13.42 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 27,495,881 $ – $ 27,495,881 $ – $ 27,495,881
Investor Destinations Moderately
Aggressive 43,752,552 – 43,752,552 – 43,752,552
Investor Destinations Moderate 32,994,106 – 32,994,106 – 32,994,106
Investor Destinations Moderately
Conservative 9,833,856 – 9,833,856 – 9,833,856
Investor Destinations Conservative 12,107,553 – 12,107,553 – 12,107,553
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

76 - Notes to Financial Statements - October 31, 2021 - Investor Destination Funds
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations
Aggressive $ 57,819,425 $ 73,441,446 $ 131,260,871 $ – $ 7,021,471 $ 138,282,342
Investor Destinations
Moderately Aggressive 88,566,167 105,872,261 194,438,428 – 11,164,836 205,603,264
Investor Destinations
Moderate 64,591,590 46,510,899 111,102,489 – 6,950,419 118,052,908
Investor Destinations
Moderately Conservative 18,009,101 8,441,416 26,450,517 – 1,371,717 27,822,234
Investor Destinations
Conservative 19,470,599 2,202,614 21,673,213 – 473,780 22,146,993
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 3,538,822 $ 25,427,523 $ 28,966,345 $ – $ – $ 254,967,094 $ 283,933,439
Investor Destinations Moderately
Aggressive 3,711,392 28,733,570 32,444,962 – – 347,847,564 380,292,526
Investor Destinations Moderate 3,484,996 22,028,342 25,513,338 – – 222,447,473 247,960,811
Investor Destinations Moderately
Conservative 1,455,585 359,956 1,815,541 – – 59,301,591 61,117,132
Investor Destinations Conservative 1,653,272 3,043,355 4,696,627 – – 53,943,087 58,639,714
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 852,794,148 $ 255,499,97 4 $ (532,880) $ 254,967,09 4
Investor Destinations Moderately Aggressive 1,273,429,463 348,889,385 (1,041,821) 347,847,564
Investor Destinations Moderate 1,041,993,192 223,815,568 (1,368,095) 222,447,473
Investor Destinations Moderately Conservative 389,397,883 59,872,780 (571,189) 59,301,591
Investor Destinations Conservative 598,662,033 54,966,945 (1,023,858) 53,943,087
Fund Utilized
Investor Destinations Moderately Aggressive $4,525,115
Investor Destinations Moderate 4,200,985
Investor Destinations Moderately Conservative 2,593,365
Investor Destinations Conservative 198,645

Investor Destination Funds - October 31, 2021 - Notes to Financial Statements - 77
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

78 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - Investor Destinations Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations Aggressive
Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund,
Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor
Destinations Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, and for Nationwide Investor Destinations
Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund, the statements of cash flows for the year ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, for
Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund, the
results of each of their cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and Nationwide Contract issuer. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

International Funds - October 31, 2021 (Unaudited) - Supplemental Information - 79
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 14.74%
Investor Destinations Moderately Aggressive 12.55
Investor Destinations Moderate 10.22
Investor Destinations Moderately Conservative 8.17
Investor Destinations Conservative 5.19
Fund Amount Per Share
Investor Destinations Aggressive $ 6,085,762 $ 0.0613
Investor Destinations Moderately Aggressive 7,539,979 0.0519
Investor Destinations Moderate 4,377,820 0.0383
Investor Destinations Moderately Conservative 991,415 0.0255
Investor Destinations Conservative 773,663 0.0141
Fund Amount Per Share
Investor Destinations Aggressive $ 773,916 $ 0.0078
Investor Destinations Moderately Aggressive 956,585 0.0066
Investor Destinations Moderate 553,782 0.0049
Investor Destinations Moderately Conservative 128,800 0.0033
Investor Destinations Conservative 104,291 0.0019

Investor Destinations Funds - October 31, 2021 - Management Information - 81
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

82 - Management Information - October 31, 2021 - Investor Destinations Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - October 31, 2021 - Management Information - 83
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - October 31, 2021 - Market Index Definitions - 85
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

86 - Market Index Definitions - October 31, 2021 - Investor Destinations Funds
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

Investor Destinations Funds - October 31, 2021 - Market Index Definitions - 87
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

88 - Market Index Definitions - October 31, 2021 - Investor Destinations Funds
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

Investor Destinations Funds - October 31, 2021 - Market Index Definitions - 89
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

90 - Glossary - October 31, 2021 - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - October 31, 2021 - Glossary - 91
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

92 - Glossary - October 31, 2021 - Investor Destinations Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
Fixed Income Funds
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports . Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 27
Statements of Investments 30
Statements of Assets and Liabilities 74
Statements of Operations 78
Statements of Changes in Net Assets 80
Financial Highlights 90
Notes to Financial Statements 96
Report of Independent Registered Public Accounting Firm 122
Supplemental Information 123
Management Information 125
Market Index Definitions 128
Glossary 133

Fixed Income Fund - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Fixed Income Fund
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Bond Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
Bond Fund Institutional Service Class returned 0.95% versus
-0.48% for its benchmark, the Bloomberg US Aggregate Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Intermediate Core Bond (consisting of 430 investments as of October 31, 2021), was 0.20% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The portfolio outperformed the benchmark, the Bloomberg U.S.
Aggregate Bond Index, by 196 basis points during the 12-month period. The Fund was overweight fixed income spread product, mainly Investment Grade (“IG”) and High Yield (“HY”) corporate bonds, Collateralized loan obligations (“CLOs”), and non-
Agency housing during the period. The Fund’s main contributors to performance were IG corporate bonds, HY corporate bonds,
and Commercial Mortgage-Backed Securities (“CMBS”). The
Fund remains modestly overweight both IG and HY corporate
bonds.
Cash, government securities, and taxable municipals detracted from performance. Treasury bonds underperformed spread
product (taxable bonds that are not treasury securities) over the past twelve months. The Fund was underweight Treasury
bonds relative to the benchmark. It was also positioned for a steeper yield curve during much of that time. The yield curve flattened in the second half of 2021, which hurt performance.
The Fund remains underweight in government securities.
During the year, the Fund employed the use of derivatives,
such as credit defaulted swap and Treasury futures, to manage duration exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in
interest rates and can be effective at expressing duration and yield curve views. During the period, Treasury futures had a negative impact on Fund performance.
The Fund did not experience any liquidity events during the
period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may invest in derivatives (which create investment
leverage and are highly volatile). The Fund's holdings may
subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - October 31, 2021 - Nationwide Bond Fund
Asset Allocation
1
Corporate Bonds 38.1%
Asset-Backed Securities 21.5%
U.S. Treasury Obligations 17.8%
Mortgage-Backed Securities 16.2%
Collateralized Mortgage Obligations 3.9%
Commercial Mortgage-Backed Securities 2.6%
Municipal Bonds 0.5%
Futures Contracts 0.2%
Short-Term Investment 0.1%
Purchased Option
†
0.0%
Credit Default Swaps
†
(0.0)%
Written Options
†
0.0%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Electric Utilities 4.7%
Equity Real Estate Investment Trusts (REITs) 4.1%
Banks 3.6%
Oil, Gas & Consumable Fuels 3.0%
Capital Markets 2.0%
Aerospace & Defense 1.9%
Multi-Utilities 1.5%
Road & Rail 1.4%
Diversified Telecommunication Services 1.4%
Food Products 1.4%
Other Industries 75.0%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 3/31/2028 5.5%
U.S. Treasury Notes, 2.63%, 1/31/2026 4.9%
U.S. Treasury Notes, 1.50%, 2/15/2030 3.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 11/25/2051 3.2%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 11/25/2051 2.7%
FNMA UMBS, 3.00%, 5/1/2050 2.3%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 1.8%
FHLMC UMBS, 1.50%, 2/1/2036 1.3%
U.S. Treasury Notes, 0.38%, 4/15/2024 1.2%
U.S. Treasury Notes, 2.75%, 2/28/2025 1.1%
Other Holdings 72.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Bond Fund - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
0.75% 3.13% 3.27% 5/8/1998
w/SC
2
(1.55)% 2.65% 2.82%
Class C w/o SC
1
(0.02)% 2.34% 2.49% 9/4/2003
w/SC
3
(0.99)% N/A N/A
Class R6
4,5
1.03% 3.42% 3.07% 12/6/2012
Institutional Service Class
6
w/o SC
1
0.95% 3.35% 3.51% 3/3/1980
w/SC
7
N/A N/A 3.03%
Bloomberg U.S. Aggregate
Bond Index (0.48)% 3.10% 3.00%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.79% 0.72%
Class C 1.56% 1.49%
Class R6 0.51% 0.44%
Institutional Service Class 0.59% 0.52%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
6
Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
7
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

6 - Fund Commentary - October 31, 2021 - Nationwide Bond Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Bond Fund versus the
Bloomberg U.S. Aggregate Bond Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Core Plus Bond Fund - October 31, 2021 - Fund Commentary - 7
For the annual period ended October 31, 2021, the Nationwide
Core Plus Bond Fund Class R6 returned 1.65% versus -0.48%
for its benchmark, the Bloomberg U.S. Aggregate Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Intermediate Core-Plus Bond
(consisting of 613 investments as of October 31, 2021), was
1.25% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
For the fiscal year ending October 31, 2021, allocation effect and duration were the main drivers of outperformance for the
Nationwide Core Plus Bond Fund (the “Fund”) versus the Fund’s benchmark, the Bloomberg US Aggregate Bond Index. Security
selection marginally aided relative returns for the period while yield curve positioning partially offset outperformance. The top three sectors providing positive relative performance during the year were Corporate Credit, U.S. Government, and the
Mortgage-backed securities sectors. An overweight allocation and security selection within Corporates, allocation and
duration positioning within U.S. Governments, and a shorter
duration positioning within Mortgages all aided in performance.
The bottom three detracting sectors were the Municipals,
Asset-Backed Securities, and Commercial Mortgage-Backed
Securities sectors. Our longer duration positioning within
Municipal and Commercial Mortgage-Backed Securities,
and security selection within Asset-Backed Securities and
Commercial Mortgage-Backed Securities, detracted from
relative performance. The Fund’s positioning highlighted above continues to remain current as of October 31, 2021.
COVID-19’s presence continued to be felt throughout the
reporting period. Increased vaccination availability and a
corresponding re-opening of the economy improved consumer
confidence which aided risk markets. Strong Gross Domestic
Product (“GDP”) growth and rising inflation expectations
caused interest rates to rise during the year. In the second half of the year, Federal Reserve policy became a market focus as inflation rose, influenced by strong consumer demand paired
with supply chain issues. The Treasury and Securitized sectors lagged Corporate Credit for the period. Index sector returns for the fiscal year ending October 31, 2021 were as follows:
Bloomberg U.S. Aggregate Treasuries -2.45% Bloomberg U.S.
Aggregate Securitized -0.48%, Bloomberg U.S. Aggregate
Corporates Investment Grade 2.18%, and Bloomberg High
Yield Corporate 10.53%.
Inflation may be the biggest risk to markets and a key driver for interest rates going forward. We believe the Federal Reserve will pull back on quantitative easing in the fourth quarter of
2021, barring a large sell-off in equity markets. Other global central banks have also shared similar tactics. Consequently, we believe rising rates are a likely outcome, resulting in
equities and high yield credit likely outperforming risk-off sectors of the market. Our ability to be nimble and flexible in this ever-changing market should allow us to take advantage of dislocations as they develop.
Derivatives were not utilized in the Nationwide Core Plus Bond
Fund portfolio.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Thompson, Siegel & Walmsley LLC (“TSW”)
Portfolio Managers:
William M. Bellamy, CFA
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
Comments and general market related projections are based
on information available at the time of writing and believed to be accurate; are for informational purposes only, are not intended as individual or specific advice, may not represent the opinions of the entire firm and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals
before making any investment decisions.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2021 - Nationwide Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 57.1%
Mortgage-Backed Securities 17.7%
U.S. Treasury Obligations 17.6%
Commercial Mortgage-Backed Securities 2.6%
Municipal Bonds 1.4%
Asset-Backed Securities 1.3%
Preferred Stocks 0.9%
Short-Term Investment 0.6%
Collateralized Mortgage Obligations 0.1%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 5.7%
Capital Markets 5.5%
Insurance 4.2%
Banks 3.8%
Specialty Retail 3.8%
Chemicals 3.2%
Health Care Providers & Services 2.6%
Biotechnology 2.5%
Hotels, Restaurants & Leisure 2.2%
Software 1.7%
Other Industries 64.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.50%, 2/28/2023 2.4%
U.S. Treasury Notes, 1.25%, 8/15/2031 2.0%
U.S. Treasury Notes, 1.63%, 8/15/2029 1.9%
U.S. Treasury Notes, 1.00%, 7/31/2028 1.7%
Ross Stores, Inc., 4.70%, 4/15/2027 1.6%
FHLMC UMBS, 2.00%, 10/1/2051 1.3%
Royal Bank of Canada, 0.50%, 10/26/2023 1.3%
FNMA UMBS, 2.50%, 6/1/2050 1.2%
FNMA UMBS, 2.00%, 8/1/2036 1.2%
Fidelity National Financial, Inc., 4.50%, 8/15/2028 1.2%
Other Holdings 84.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Core Plus Bond Fund - October 31, 2021 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
1.31% 3.42% 3.01% 4/24/2013
w/SC
2
(3.00)% 2.52% 2.48%
Class R6
3,4
1.65% 3.78% 3.96% 7/17/1992
Institutional Service Class
3
1.60% 3.69% 3.30% 4/24/2013
Bloomberg U.S. Aggregate
Bond Index (0.48)% 3.10% 3.00%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.83% 0.82%
Class R6 0.49% 0.48%
Institutional Service Class 0.56% 0.55%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 4.25% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

10 - Fund Commentary - October 31, 2021 - Nationwide Core Plus Bond Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Core Plus Bond Fund versus the Bloomberg
U.S. Aggregate Bond Index over the 10-year period ended 10/31/21. Performance prior to the Fund’s inception on 4/24/13 is based on the Fund’s predecessor fund, the TS&W Fixed Income Portfolio. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2021 - Fund Commentary - 11
For the annual period ended October 31, 2021, the Nationwide
Government Money Market Fund Investor Shares returned
0.00% versus 0.02% for its benchmark, the iMoneyNet
Money Fund Average™ Government All Index. For broader
comparison, the return for the Fund's closest Morningstar
peer category, Money Market-Taxable (consisting of 569
investments as of October 31, 2021), was 0.02% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
Over the reporting period, Government Agency Floating
Rate Notes (“FRNs”) provided the greatest yield to the Fund.
Particularly, FRNs purchased in the beginning of the period
with longer final maturities contributed to positive performance.
The Fund began the reporting period with 25% of the Fund
assets allocated to government agency FRNs. At the end of
the period, the allocation fell to 13%. This is due to maturing securities not being replaced as spreads on FRNs tightened
considerably over the period. Similarly, U.S. Treasury FRNs
also contributed to Fund performance. By the end of October
2021, the Fund maintained 1% less allocation to Treasury
FRN’s than one year earlier.
Conversely, overnight tri-party repurchase agreements
1
(“Repos”) and Treasury bills purchased in the latter part of the first quarter and into the second quarter detracted from Fund performance. As the U.S. Treasury made considerable cuts
to Treasury bill issuance in anticipation of the looming debt ceiling, yields on tri-party Repos and Treasury bills fell. Tri-
party Repo and Treasury bill yields were as low as 0.005% to
0.01%. In June, the Federal Reserve (“Fed”) made a technical adjustment and increased the rate it pays on overnight tri-party repurchase agreements and Interest on Excess Reserves by
5 basis points. All tri-party repurchase agreements in the Fund have overnight maturities and these lower yields have therefore matured. All subsequent tri-party Repo trades have produced
higher yields. Most of the Treasury bill purchases made during this period have also matured. The allocation to the Fund in tri-
party Repos has increased from 25% to 44%, while Treasury
bill allocation has fallen from 46% to 40% over the period.
The Fund did not invest in derivatives and did not experience any liquidity events over the period.
Subadviser:
Dreyfus Cash Investment Strategies, a division of BNY Mellon
Investment Adviser, Inc.
Portfolio Manager(s):
Patricia A. Larkin, Bernard W. Kiernan, Jr., James G. O’Connor,
Thomas Riordan, Edward Von Sauers, MBA., Peter Henshaw
1
A repurchase agreement (“repo”) is a form of short-term
borrowing for dealers in government securities. In the case of a repo, a dealer sells government securities to investors, usually on an overnight basis, and buys them back the following day at a slightly higher price.
The Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.
The Fund is open to all investors and although it seeks to
preserve the value of investments at $1.00 per share, it cannot guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares or
temporarily suspend the sale of shares if the Fund’s liquidity falls below required minimums because of market conditions
or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund may invest in shares of other government
money market mutual funds, including those advised by the
Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus
for a more detailed description of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2021 - Nationwide Government Money Market Fund
Asset Allocation
1
Repurchase Agreements 43.6%
U.S. Treasury Obligations 39.4%
U.S. Government Agency Securities 16.7%
Other assets in excess of liabilities 0.3%
100.0%
Top Holdings
2
FHLB, 0.04%, 1/7/2022 4.0%
U.S. Treasury Bills, 0.05%, 11/30/2021 3.8%
U.S. Treasury Bills, 0.05%, 11/18/2021 3.2%
U.S. Treasury Bills, 0.04%, 12/16/2021 3.1%
U.S. Treasury Bills, 0.05%, 12/28/2021 2.7%
U.S. Treasury Bills, 0.05%, 1/18/2022 2.7%
U.S. Treasury Bills, 0.05%, 2/24/2022 2.7%
U.S. Treasury Bills, 0.05%, 11/26/2021 2.3%
U.S. Treasury Bills, 0.05%, 12/9/2021 2.3%
U.S. Treasury Bills, 0.05%, 2/17/2022 2.3%
Other Holdings
#
70.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Government Money Market Fund - October 31, 2021 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
0.00% 0.78% 0.39% 12/13/2001
Investor
2
0.00% 0.72% 0.36% 3/3/1980
Service Class 0.00% 0.61% 0.30% 1/4/1999
iMoneyNet Money Fund
Average
TM
Government All 0.02% 0.79% 0.41%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class R6 0.47% 0.45%
Investor 0.57% 0.55%
Service Class 0.77% 0.73%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
2
Effective September 30, 2016, Prime Shares were renamed Investor Shares.

14 - Fund Commentary - October 31, 2021 - Nationwide Government Money Market Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Investor Shares of the Nationwide Government Money Market Fund versus the
iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Inflation-Protected Securities Fund - October 31, 2021 - Fund Commentary - 15
For the annual period ended October 31, 2021, the Nationwide
Inflation-Protected Securities Fund Class R6 returned
6.26% versus 7.07% for its benchmark, the Bloomberg US
Treasury Inflation Protected Notes Index (TIPS). For broader comparison, the return for the Fund's closest Morningstar
peer category, Inflation-Protected Bond (consisting of 221
investments as of October 31, 2021), was 6.51% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
On a relative basis, the Fund underperformed the benchmark,
the Bloomberg US Treasury: US TIPS Index, by 128 basis
points
1
(“bps”) during the 12-month period. The fund was
overweight longer-dated Treasury Inflation Protected Securities
(“TIPS”) relative to shorter-dated TIPS throughout the period.
This detracted from performance as short-term inflation
expectations surged on the back of an increase in realized
inflation, driven by supply chain bottlenecks and increased
consumer demand. The TIPS breakeven curve inverted
2
to
levels not seen before, ending the period at -61 bps (compared to its long-term average of +40 bps). We expect the breakeven curve to normalize and are thus maintaining our overweight to the long end of the TIPS curve.
The Fund maintained out-of-benchmark allocations to Agency
Debentures, Asset Backed Securities (“ABS”), Non-Agency
Housing and Agency Mortgage Backed Securities (“MBS”)
and Collateralized Mortgage Obligations (“CMOs”), which
contributed positively to performance. These allocations are expected to be maintained on a view of better relative value.
During the year, the Fund employed the use of derivatives,
specifically U.S. Treasury Futures, to manage duration and
curve exposure. Futures are an efficient means by which the
portfolio manager hedges the fund’s exposure to changes
in interest rates and curve shape. The Fund was net short
derivatives, which contributed to performance as rates
increased over the period. This was offset by being net long bonds, which detracted from performance. The fund remains
close to neutral duration
3
.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Chad W. Finefrock, CFA and Gary R. Hunt, CFA
1
One basis point equals 0.01%, or 0.0001. One hundred basis
points equal 1%.
2
An inverted yield curve reflects a scenario in which short-term debt instruments have higher yields than long-term instruments of the same credit risk profile.
3
Portfolio duration is set in an attempt to meet client objectives and does not incorporate forecasts or speculation. . There is no exposure to currency risk, high yield bonds or emerging market debt.
The Fund’s value is not guaranteed by the U.S. government
or any government agency. The Fund is subject to the risks
of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The
Fund also is subject to inflation-protected bonds risk since the inflation-adjustment feature of these bonds can cause them to have lower yields than those of conventional fixed-rate bonds.
The Fund may invest in derivatives (which create investment
leverage and are highly volatile). The Fund’s holdings may
subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2021 - Nationwide Inflation-Protected Securities Fund
Asset Allocation
1
U.S. Treasury Obligations 89.5%
Asset-Backed Securities 4.2%
U.S. Government Agency Securities 3.2%
Mortgage-Backed Securities 0.8%
Collateralized Mortgage Obligations 0.5%
Futures Contracts 0.1%
Commercial Mortgage-Backed Security
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
4/15/2024 8.9%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 8.8%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 8.7%
U.S. Treasury Inflation Linked Bonds, 0.75%,
2/15/2042 7.0%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 6.0%
U.S. Treasury Inflation Linked Notes, 0.38%,
1/15/2027 5.1%
U.S. Treasury Inflation Linked Bonds, 2.13%,
2/15/2041 5.0%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 4.5%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2025 4.0%
U.S. Treasury Inflation Linked Bonds, 1.00%,
2/15/2046 3.6%
Other Holdings 38.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Inflation-Protected Securities Fund - October 31, 2021 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
5.79% 4.05% 2.06% 9/17/2012
w/SC
2
3.39% 3.57% 1.58%
Class R6
3,4
6.26% 4.39% 2.37% 9/17/2012
Institutional Service Class
3
6.08% N/A 4.77% 12/6/2016
Bloomberg U.S. Treasury
Inflation-Protected
Securities (TIPS) Index
SM
7.07% 4.66% 2.62%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.73% 0.66%
Class R6 0.37% 0.30%
Institutional Service Class 0.50% 0.43%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2021 - Nationwide Inflation-Protected Securities Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Inflation-Protected Securities Fund from inception through 10/31/21 versus the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
for the same period.
Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Core Bond Fund - October 31, 2021 - Fund Commentary - 19
For the annual period ended October 31, 2021, the Nationwide
Loomis Core Bond Fund Class A returned -0.14% versus
-0.48% for its benchmark, the Bloomberg US Aggregate Bond
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Intermediate Core Bond (consisting of 430 investments as of October 31, 2021), was 0.20% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The period was one of recovery following the market dislocation during the onset of the global pandemic, which featured dramatic and rapid spread widening with unprecedented vaporization of bond market liquidity. Risk assets were in favor and valuations improved during the period. In many cases, spread sectors
reached pre-pandemic levels or became more expensive than
spreads observed before the pandemic. The Fund had scaled
up risk levels during the pandemic period, primarily through
Corporate Bonds but also in Securitized Credit as that market opened.
Due to the Fund's tilt toward risk, sector allocation was the largest contributor to performance but security selection was also positive during the period. By asset class, Corporate
Bonds contributed the most to performance through both
allocation decisions as well as industry and issue selection.
While the total effect from Corporate Bonds was positive, the
Fund did experience some headwinds from industries such
as Communications and Consumer Non-Cyclical. Securitized
Agency exposure also contributed to results with favorable
allocation decisions during the period, but a small negative issue selection effect detracted from results. Securitized credit contributed to results through positive allocation decisions, but issue selection detracted. We continue to manage duration to be neutral to the benchmark, but effects from duration and yield curve management were slightly positive during the period.
The Fund utilizes US Treasury futures to manage duration and yield curve exposures. The net effect of the Fund's duration and yield curve positioning during the period was positive. The impact of interest rate futures on this outcome was negligible.
The Fund did not experience any liquidity events during the
reporting period.
Current positioning in the Fund continues to be more
conservative than aggressive as the opportunity set is less
than robust. Economic activity is healthy but expectations have moderated from earlier this year as recent data suggests some bumpiness due to increasing COVID-19 Delta variant cases
nationwide. Corporate health appears to be good and while
internal forecasts for Corporate Bond performance are strong, we acknowledge that some aspects of today's environment are
not factored into these forecasts. As a result, we are optimistic about forward-looking Corporate Bond performance but are
using a tempered outlook. Corporate Bond valuations are near historical heights and therefore we continue to advocate for keeping portfolio risk at the low end of the range until valuations improve enough to warrant a stronger risk posture.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms; Clifton V. Rowe, CFA; Daniel Conklin,
CFA; Ian Anderson; Barath W. Sankaran, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive
investments such as foreign securities (which are volatile,
harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2021 - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 42.2%
U.S. Treasury Obligations 29.5%
Mortgage-Backed Securities 10.3%
Collateralized Mortgage Obligations 8.2%
Commercial Mortgage-Backed Securities 7.4%
Asset-Backed Securities 6.7%
Short-Term Investments 3.8%
Foreign Government Security 0.2%
Liabilities in excess of other assets
§
(8.3)%
100.0%
Top Industries
2
Banks 11.3%
Capital Markets 5.3%
Consumer Finance 2.7%
Insurance 2.6%
Electric Utilities 1.7%
Equity Real Estate Investment Trusts (REITs) 1.5%
Diversified Financial Services 1.4%
Oil, Gas & Consumable Fuels 1.3%
IT Services 0.9%
Health Care Providers & Services 0.8%
Other Industries 70.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.75%, 8/31/2026 3.1%
U.S. Treasury Bonds, 1.13%, 5/15/2040 2.3%
U.S. Treasury Bills, 11/18/2021 2.3%
U.S. Treasury Notes, 1.25%, 8/15/2031 2.0%
U.S. Treasury Bonds, 2.00%, 8/15/2051 2.0%
U.S. Treasury Notes, 0.63%, 7/31/2026 1.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 12/25/2051 1.9%
U.S. Treasury Bonds, 4.38%, 5/15/2040 1.9%
U.S. Treasury Bonds, 2.25%, 8/15/2049 1.8%
FNMA, 0.34%, 11/25/2032 1.7%
Other Holdings 79.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Loomis Core Bond Fund - October 31, 2021 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(0.14)% 3.16% 3.17% 6/20/1994
w/SC
3
(2.43)% 2.70% 2.94%
Class C
1
w/o SC
2
(0.72)% 2.70% 2.71% 11/28/2003
w/SC
4
(1.67)% N/A N/A
Class R6
5,6
0.08% 3.51% 3.65% 9/18/2013
Institutional Service
Class
1,5,7
(0.17)% 3.24% 3.31% 2/15/1984
Bloomberg U.S. Aggregate
Bond Index (0.48)% 3.10% 3.00%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.82%
Class C 1.33%
Class R6 0.49%
Institutional Service Class 0.74%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

22 - Fund Commentary - October 31, 2021 - Nationwide Loomis Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Core Bond Fund versus the Bloomberg
U.S. Aggregate Bond Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Bond Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Fund Commentary - 23
For the annual period ended October 31, 2021, the Nationwide
Loomis Short-Term Bond Fund Class A returned 0.64% versus
-0.05% for its benchmark, the Bloomberg US Aggregate
Government & Credit (1-3 Y). For broader comparison, the
return for the Fund's closest Morningstar peer category, Short-
Term Bond (consisting of 574 investments as of October 31,
2021), was 0.63% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The period was one of recovery following the market dislocation during the onset of the global pandemic, which featured
dramatic and rapid spread widening with unprecedented
vaporization of bond market liquidity. Risk assets were in favor and valuations improved during the period. In many cases,
spread sectors reached pre-pandemic levels or became more
expensive than spreads observed before the pandemic. The
Fund had scaled-up risk levels during the pandemic period,
primarily through corporate bonds but also in securitized credit as that market opened.
Due to the Fund's tilt toward risk, sector allocation was the largest contributor to performance, but security selection was also positive during the period. By asset class, Corporate
Bonds contributed the most to performance through both
allocation decisions as well as industry and issue selection.
While the total effect from corporate bonds was positive, the
Fund did experience some headwinds from Government-
related holdings. Securitized credit exposure also contributed to results with favorable allocation decisions during the period, however negative issue selection effect detracted from results.
We continue to manage duration to be neutral to the benchmark, but effects from duration and yield curve management were
negative during the period.
The Fund uses U.S. Treasury futures to manage duration and
yield curve exposures. The net effect of the Fund's duration and yield curve positioning during the period was negative. The impact of interest rate futures on this outcome was negligible.
The Fund did not experience any liquidity events during the
reporting period.
Current positioning in the Fund continues to be more
conservative than aggressive as the opportunity set is less
than robust. Economic activity is healthy, but expectations have moderated from earlier this year as recent data suggests some bumpiness due to increasing COVID-19 Delta variant cases
nationwide. Corporate health appears to be good, and while
internal forecasts for corporate bond performance are strong, we acknowledge that some aspects of today's environment are
not factored into these forecasts. As a result, we are optimistic about forward-looking corporate bond performance but we
are using a tempered outlook. Corporate bond valuations are
near historical heights, and therefore we continue to advocate for keeping portfolio risk at the lower end of the range until valuations improve enough to warrant a stronger risk posture.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms; Clifton V. Rowe, CFA; Daniel Conklin,
CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive
investments such as foreign securities (which are volatile,
harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 55.3%
Asset-Backed Securities 20.3%
U.S. Treasury Obligations 17.7%
Commercial Mortgage-Backed Securities 3.7%
Collateralized Mortgage Obligations 1.2%
Mortgage-Backed Securities 0.7%
Foreign Government Security 0.2%
Futures Contracts 0.1%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Banks 15.2%
Capital Markets 7.0%
Insurance 4.7%
Consumer Finance 3.8%
Electric Utilities 3.2%
Oil, Gas & Consumable Fuels 2.2%
Automobiles 2.0%
Equity Real Estate Investment Trusts (REITs) 1.6%
Diversified Financial Services 1.2%
Pharmaceuticals 1.0%
Other Industries 58.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.13%, 8/31/2023 5.1%
U.S. Treasury Notes, 0.13%, 7/31/2023 3.1%
U.S. Treasury Notes, 0.25%, 9/30/2023 2.4%
U.S. Treasury Notes, 0.88%, 9/30/2026 2.4%
U.S. Treasury Notes, 0.13%, 6/30/2023 2.1%
U.S. Treasury Notes, 0.13%, 5/31/2023 1.6%
Toyota Auto Receivables Owner Trust, 1.66%,
5/15/2024 1.2%
U.S. Treasury Notes, 0.75%, 8/31/2026 0.9%
World Omni Auto Receivables Trust, 1.70%,
1/17/2023 0.8%
Americredit Automobile Receivables Trust, 2.54%,
7/18/2024 0.7%
Other Holdings 79.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
0.64% 2.24% 1.69% 11/2/2004
w/SC
3
(1.65)% 1.77% 1.46%
Class C
1
w/o SC
2
0.02% 1.70% 1.18% 11/29/2004
w/SC
4
(0.98)% N/A N/A
Class R6
5,6
0.88% 2.55% 2.07% 9/18/2013
Institutional Service
Class
1,5,7
0.84% 2.49% 1.95% 11/2/2004
Bloomberg U.S. 1-3 Yr
Gov’t/Credit Bond Index (0.05)% 1.83% 1.41%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.82% 0.78%
Class C 1.32% 1.28%
Class R6 0.49% 0.45%
Institutional Service Class 0.54% 0.50%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

26 - Fund Commentary - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Short Term Bond Fund versus the
Bloomberg U.S. 1-3 Year Gov’t/Credit Bond Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Short Term Bond Fund. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Fixed Income Funds - October 31, 2021 - Shareholder Expense Example - 27
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,014.20 3.66 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Class C Shares
Actual
(a)
1,000.00 1,010.20 7.55 1.49
Hypothetical
(a)(b)
1,000.00 1,017.69 7.58 1.49
Class R6 Shares
Actual
(a)
1,000.00 1,015.60 2.24 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 1,015.20 2.64 0.52
Hypothetical
(a)(b)
1,000.00 1,022.58 2.65 0.52

28 - Shareholder Expense Example - October 31, 2021 - Fixed Income Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Core Plus Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,004.20 4.09 0.81
Hypothetical
(a)(b)
1,000.00 1,021.12 4.13 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,005.80 2.43 0.48
Hypothetical
(a)(b)
1,000.00 1,022.79 2.45 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,005.60 2.68 0.53
Hypothetical
(a)(b)
1,000.00 1,022.53 2.70 0.53
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 0.30 0.06
Hypothetical
(a)(b)
1,000.00 1,024.90 0.31 0.06
Investor Shares
Actual
(a)
1,000.00 1,000.00 0.30 0.06
Hypothetical
(a)(b)
1,000.00 1,024.90 0.31 0.06
Service Class Shares
Actual
(a)
1,000.00 1,000.00 0.30 0.06
Hypothetical
(a)(b)
1,000.00 1,024.90 0.31 0.06
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,041.80 3.71 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Class R6 Shares
Actual
(a)
1,000.00 1,043.70 1.55 0.30
Hypothetical
(a)(b)
1,000.00 1,023.69 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,043.00 2.32 0.45
Hypothetical
(a)(b)
1,000.00 1,022.94 2.29 0.45
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,011.30 4.00 0.79
Hypothetical
(a)(b)
1,000.00 1,021.22 4.02 0.79
Class C Shares
Actual
(a)
1,000.00 1,008.90 6.48 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class R6 Shares
Actual
(a)
1,000.00 1,011.80 2.38 0.47
Hypothetical
(a)(b)
1,000.00 1,022.84 2.40 0.47
Institutional Service Class Shares
Actual
(a)
1,000.00 1,010.50 3.65 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72

Fixed Income Funds - October 31, 2021 - Shareholder Expense Example - 29
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 997.90 4.03 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Class C Shares
Actual
(a)
1,000.00 995.40 6.54 1.30
Hypothetical
(a)(b)
1,000.00 1,018.65 6.61 1.30
Class R6 Shares
Actual
(a)
1,000.00 999.70 2.27 0.45
Hypothetical
(a)(b)
1,000.00 1,022.94 2.29 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 999.50 2.47 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

30 - Statement of Investments - October 31, 2021 - Nationwide Bond Fund
+
Asset-Backed Securities 21.5%
Principal
Amount ($) Value ($)
Airlines 2.7%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,189,141 2,207,567
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 1,050,000 1,050,830
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,365,000 2,370,154
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 715,000 721,484
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 20,106 20,227
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 634,854 641,322
Series 2016-1, Class B,
3.65%, 1/7/2026 2,109,098 2,108,191
9,119,775
Automobiles 0.1%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 302,979 303,294
Home Equity 0.8%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.82%,
8/25/2035(b) 1,268,400 1,274,164
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.33%, 1/25/2036(b) 586,075 587,066
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.42%, 12/25/2036(b) 939,718 937,305
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 66 67
2,798,602
Other 17.9%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 1,989,411 2,076,014
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,685,818 2,827,270
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.19%, 4/20/2031(a)(b) 1,000,000 1,000,045
Ares LVI CLO Ltd.
Series 2020-56A, Class A1,
1.40%, 10/25/2031(a)(b) 500,000 500,000
Series 2020-56A, Class AR,
0.00%, 10/25/2034(a)(b) 500,000 500,000
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,378,849
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.30%, 7/20/2034(a)(b) 2,300,000 2,301,185
Series 2020-1A, Class BR,
1.83%, 7/20/2034(a)(b) 1,200,000 1,200,818
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR,
1.48%, 4/20/2034(a)(b) 3,000,000 3,003,090
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 279,897 289,168
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,390,632 1,656,804
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.26%, 5/20/2034(a)(b) 2,300,000 2,301,426
Series 2020-77A, Class BR,
1.79%, 5/20/2034(a)(b) 1,200,000 1,200,922
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 1.22%, 7/17/2034(a)
(b) 1,650,000 1,650,847
Series 2020-86A, Class BR,
1.82%, 7/17/2034(a)(b) 850,000 850,577
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 647,493 645,982
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,069,986 1,113,478
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 1,282,202 1,295,820
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 123,157 128,537
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 152,063 157,830
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 639,451 662,184
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 606,007 634,511

Nationwide Bond Fund - October 31, 2021 - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.24%, 7/15/2034(a)(b) 2,600,000 2,604,053
Series 2021-2A, Class B,
1.72%, 7/15/2034(a)(b) 900,000 900,458
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.09%, 7/17/2037(a)(b) 1,805,099 1,805,755
Magnetite XXVIII Ltd.
Series 2020-28A, Class A,
1.39%, 10/25/2031(a)(b) 2,000,000 2,001,460
Series 2020-28A, Class AR,
0.00%, 1/20/2035(a)(b) 2,000,000 2,000,000
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 1,627,365 1,668,632
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
1.11%, 1/20/2032(a)(b) 500,000 500,409
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
1.27%, 10/20/2035(a)(b) 1,750,000 1,750,341
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 720,000 719,791
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 120,000 120,191
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,691,897
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 199,521
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,169,044 1,224,824
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.27%, 7/15/2035(a)
(b) 2,500,000 2,502,995
Series 2017-1A, Class A2B,
1.72%, 7/15/2035(a)(b) 1,000,000 1,001,704
Towd Point Mortgage Trust
Series 2019-1, Class A1,
3.69%, 3/25/2058(a)(b) 1,524,782 1,584,572
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 1,298,959 1,340,263
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 619,211
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,435,729 3,474,456
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,770,301 2,850,815
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.22%, 7/15/2034(a)(b) 2,600,000 2,600,887
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-1A, Class B,
1.72%, 7/15/2034(a)(b) 900,000 900,458
61,438,050
Total Asset-Backed Securities
(cost $73,400,722)
73,659,721
Collateralized Mortgage Obligations 3.9%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 207,096 154,524
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 8,011 8,165
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 775,429 778,226
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,460,063 3,518,154
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 43,456 31,778
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 337,510 346,494
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 65,657 67,156
Series 2009-42, Class AP,
4.50%, 3/25/2039 22,866 23,481
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 155,338 138,787
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,010,652 1,032,492
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 879,341 932,916
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 975,751 1,020,867
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 273,293 285,645
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 1,546,118 1,619,333
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 876,963 925,097
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,553,249 1,666,109
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 125,889 126,832

32 - Statement of Investments - October 31, 2021 - Nationwide Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 468,850 476,135
Total Collateralized Mortgage Obligations
(cost $12,939,092)
13,152,191
Commercial Mortgage-Backed Securities 2.6%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 784,265
BBCMS Mortgage Trust ,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 6,089,404
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 803,274
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 777,535
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 436,593
Total Commercial Mortgage-Backed
Securities
(cost $9,067,851) 8,891,071
Corporate Bonds 38.1%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,238,955
3.25%, 2/1/2035 500,000 501,034
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,382,071
L3Harris Technologies, Inc. ,
1.80%, 1/15/2031 1,000,000 959,016
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 221,319
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,153,292
6,455,687
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 300,000 303,750
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 110,000 114,125
Automobiles 1.1%
Daimler Finance North
America LLC ,
3.75%, 2/22/2028(a) 250,000 277,029
3.10%, 8/15/2029(a) 890,000 949,408
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 1,114,279
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Hyundai Capital America,
1.80%, 1/10/2028(a) 140,000 134,870
6.38%, 4/8/2030(a) 460,000 583,425
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 700,000 777,976
3,836,987
Banks 3.6%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 1,990,000 2,211,486
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 1,000,000 1,012,426
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 108,365
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,247,502
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,348,929
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 844,839
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,099,522
ING Groep NV ,
(SOFR + 1.32%), 2.73%,
4/1/2032(d) 1,075,000 1,097,345
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.60%,
1/30/2022(d)(e) 488,000 489,205
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 617,277
4.95%, 6/1/2045 950,000 1,250,761
12,327,657
Beverages 1.0%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 924,044
4.90%, 2/1/2046 1,000,000 1,275,423
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 130,068
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 1,079,557
3,409,092
Biotechnology 0.2%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 208,383
4.25%, 11/21/2049 400,000 481,047
689,430
Building Products 0.5%
Carrier Global Corp. ,
2.72%, 2/15/2030 1,075,000 1,103,260
2.70%, 2/15/2031 425,000 433,860

Nationwide Bond Fund - October 31, 2021 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 358,609
1,895,729
Capital Markets 2.0%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 276,583
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 975,000 992,708
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,146,068
Moody's Corp. ,
3.25%, 5/20/2050 710,000 755,605
MSCI, Inc. ,
3.88%, 2/15/2031(a) 220,000 226,951
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,514,423
6,912,338
Chemicals 0.4%
CF Industries, Inc. ,
5.15%, 3/15/2034 215,000 261,125
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 639,876
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 467,651
1,368,652
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 215,000 232,738
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 216,700
449,438
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 792,650
Viasat , Inc. ,
5.63%, 4/15/2027(a) 220,000 228,800
1,021,450
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 224,406
Containers & Packaging 0.9%
Ball Corp. ,
2.88%, 8/15/2030 215,000 206,669
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 733,250
5.63%, 7/15/2027(a) 215,000 225,182
Crown Americas LLC ,
4.25%, 9/30/2026 110,000 117,219
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 215,000 224,675
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 1,250,000 1,214,913
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Silgan Holdings, Inc.,
4.13%, 2/1/2028 220,000 223,575
2,945,483
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 290,000 285,650
Diversified Financial Services 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 718,142
Diversified Telecommunication Services 1.5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 168,983
3.65%, 6/1/2051 1,795,000 1,866,990
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 291,372
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 148,625
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,500,000 2,519,498
4,995,468
Electric Utilities 4.7%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,248,801
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 209,940
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,976,641
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 1,063,132
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,381,879
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 545,847
2.75%, 3/1/2032(a) 170,000 173,761
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,117,982
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 215,000 230,007
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 209,249
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,141,336
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 1,500,000 1,559,741
5.63%, 2/15/2027(a) 230,000 236,974
4.30%, 7/15/2029(a) 1,000,000 1,070,238
16,165,528
Electrical Equipment 0.0%
†
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 203,132

34 - Statement of Investments - October 31, 2021 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0.1%
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 212,044
Entertainment 0.2%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 831,336
Equity Real Estate Investment Trusts (REITs) 4.1%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 1,016,841
2.75%, 4/15/2031 1,250,000 1,254,817
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 497,199
Lexington Realty Trust ,
2.70%, 9/15/2030 1,300,000 1,305,180
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,547,196
4.45%, 3/15/2024 2,300,000 2,440,223
2.75%, 4/1/2032 191,000 187,019
Sabra Health Care LP ,
3.20%, 12/1/2031 1,325,000 1,296,318
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 981,586
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 1,122,013
VEREIT Operating
Partnership LP ,
2.85%, 12/15/2032 1,250,000 1,295,790
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 1,235,410
14,179,592
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 647,205 807,359
Food Products 1.4%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,919,714
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 164,876
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 847,215
J M Smucker Co. (The) ,
3.55%, 3/15/2050 610,000 672,380
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 775,000 959,686
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 220,000 236,084
4,799,955
Health Care Equipment & Supplies 0.3%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 904,012
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.2%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 363,288
HCA, Inc. ,
3.50%, 9/1/2030 215,000 226,105
589,393
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 220,000 228,045
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 215,000 226,019
KFC Holding Co. ,
4.75%, 6/1/2027(a) 215,000 222,525
MGM Resorts International ,
5.50%, 4/15/2027 220,000 237,050
685,594
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(c) 215,000 260,688
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 215,000 217,797
Insurance 0.6%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 500,000 477,479
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 1,375,000 1,493,157
1,970,636
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 827,248
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 215,000 222,256
Machinery 0.1%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 226,050
Media 1.0%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 766,906
3.70%, 4/1/2051 250,000 245,501
Comcast Corp. ,
2.94%, 11/1/2056(a) 1,358,000 1,309,395
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 195,811
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 637,498

Nationwide Bond Fund - October 31, 2021 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 215,000 224,406
3,379,517
Multi-Utilities 1.5%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,889,095
3.05%, 10/15/2029 675,000 704,194
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,281,787
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,194,832
5,069,908
Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,602,490
Apache Corp. ,
4.38%, 10/15/2028 220,000 236,463
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 487,996
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(a) 9,000 8,921
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 234,619
DCP Midstream Operating LP ,
5.38%, 7/15/2025 110,000 121,550
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 642,986
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,157,298
6.50%, 2/1/2042 400,000 522,826
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 803,799
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 609,136
3.25%, 8/1/2050 115,000 111,182
Marathon Oil Corp. ,
6.60%, 10/1/2037 300,000 404,100
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 1,350,000 1,374,005
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 746,761
Targa Resources Partners LP ,
5.38%, 2/1/2027 215,000 222,525
Valero Energy Corp. ,
4.00%, 4/1/2029 190,000 208,476
4.90%, 3/15/2045(f) 150,000 186,789
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 89,883
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 375,000 492,972
10,264,777
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 565,715
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 145,000 140,831
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,250,435
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 531,671
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 250,000 235,625
2,724,277
Road & Rail 1.5%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 2,110,083
4.25%, 11/1/2029(a) 1,061,000 1,149,633
2.45%, 8/12/2031(a) 205,000 201,612
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 317,917
4.15%, 4/1/2045 1,000,000 1,229,476
5,008,721
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 500,000 481,772
Software 0.7%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 218,569
Oracle Corp. ,
2.88%, 3/25/2031 500,000 512,954
3.60%, 4/1/2050 665,000 678,915
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 217,956
VMware, Inc. ,
1.80%, 8/15/2028 675,000 657,985
2,286,379
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,670,423
Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 887,065
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 215,000 224,138
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,630,929
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 1,500,000 1,508,281
3,139,210

36 - Statement of Investments - October 31, 2021 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 1,056,716
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 948,404
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 215,000 216,591
1,164,995
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 300,000 298,125
3.50%, 4/15/2031 285,000 294,946
3.30%, 2/15/2051 1,060,000 1,039,706
1,632,777
Total Corporate Bonds
(cost $125,108,693)
130,274,824
Mortgage-Backed Securities 16.2%
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 4,378,914
4,409,860
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,204,173 2,397,344
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,425,565
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,842,752 1,917,202
Pool# FM1776
3.00%, 10/1/2034 595,369 625,936
Pool# BC0180
4.00%, 1/1/2046 963,660 1,053,058
Pool# BC9003
3.00%, 11/1/2046 136,456 144,972
Pool# AS8483
3.00%, 12/1/2046 103,667 109,919
Pool# MA2863
3.00%, 1/1/2047 1,114,630 1,177,381
Pool# BM2003
4.00%, 10/1/2047 639,135 690,344
Pool# CA2208
4.50%, 8/1/2048 2,481,518 2,688,509
Pool# CA2469
4.00%, 10/1/2048 1,004,369 1,075,811
Pool# BN0906
4.00%, 11/1/2048 1,410,090 1,531,695
Pool# CA3866
3.50%, 7/1/2049 3,191,117 3,370,822
Pool# BP5783
3.00%, 5/1/2050 7,608,799 7,971,255
Pool# MA4210
2.50%, 12/1/2050 1,222,896 1,256,846
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 11/25/2051 1,500,000 1,452,744
2.00%, 11/25/2051 11,000,000 10,999,785
2.50%, 11/25/2051 9,000,000 9,243,106
Total Mortgage-Backed Securities
(cost $54,941,214)
55,542,154
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 742,311
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,063,380
Total Municipal Bonds
(cost $1,322,758)
1,805,691
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar
12/19/2022 at
USD
99.38,
American Style, Notional
Amount:
USD
60,000,000
Exchange Traded 240 100,500
0
Total Purchased Option
(cost $96,687) 100,500
U.S. Treasury Obligations 17.8%
Principal
Amount ($)
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 991,211
0.38%, 4/15/2024 4,000,000 3,972,656
2.25%, 10/31/2024 3,000,000 3,131,836
2.75%, 2/28/2025 3,500,000 3,716,836
2.63%, 1/31/2026 (g) 16,000,000 17,025,625
1.25%, 3/31/2028 19,000,000 18,813,711
1.50%, 2/15/2030 13,300,000 13,313,508
Total U.S. Treasury Obligations
(cost $61,176,971)
60,965,383

Nationwide Bond Fund - October 31, 2021 - Statement of Investments - 37
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(h)( i ) 186,480 186,480
Total Short-Term Investment
(cost $186,480)
186,480
Total Investments
(cost $338,240,468) — 100.7%
344,578,015
Liabilities in excess of other
assets — (0.7)% (2,511,371)
NET ASSETS — 100.0%
$ 342,066,644
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $127,207,630 which represents 37.19% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2021. The maturity date reflects the next call date.
(f) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $184,298, which was collateralized by
cash used to purchase a money market fund with a value of
$186,480.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h) Represents 7-day effective yield as of October 31, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $186,480.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
37-V1 1.00 Quarterly 12/20/2026 0.52
USD
10,000,000 (240,243) (8,938) (249,181)
(240,243) (8,938) (249,181)
As of October 31, 2021, the Fund had $120,772 segregated as collateral for credit default swap contracts.

38 - Statement of Investments - October 31, 2021 - Nationwide Bond Fund
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 383 12/2021 USD 61,603,156 (275,265)
U.S. Treasury Ultra Bond 66 12/2021 USD 12,962,812 309,806
34,541
Short Contracts
U.S. Treasury 5 Year Note (115) 12/2021 USD (14,001,250) 94,698
U.S. Treasury 10 Year Note (273) 12/2021 USD (35,681,953) 195,871
U.S. Treasury 10 Year Ultra Note (171) 12/2021 USD (24,800,344) 384,348
674,917
709,458
Currency:
USD United States Dollar
Written Call Options Contracts as of October 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 99.63 12/19/2022 (43,500)
–
Written Put Options Contracts as of October 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 98.88 12/19/2022 (135,000)
–
Total Written Options Contracts (Premiums Received ($111,127)) (178,500)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Core Plus Bond Fund - October 31, 2021 - Statement of Investments - 39
Asset-Backed Securities 1.3%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 700,232 699,930
Other 1.2%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.13%, 1/20/2031(a)(b) 8,250,000 8,260,436
SBA Tower Trust, 3.87%,
10/8/2024(b) 4,385,000 4,539,075
12,799,511
Total Asset-Backed Securities
(cost $13,224,802)
13,499,441
Collateralized Mortgage Obligations 0.1%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 96,111 96,729
Series 4026, Class WJ,
2.75%, 8/15/2041 682,196 703,429
JP Morgan Mortgage Trust,
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 368,665 371,445
Total Collateralized Mortgage Obligations
(cost $1,136,934)
1,171,603
Commercial Mortgage-Backed Securities 2.6%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 3,998,423 4,078,336
Series 2019-34, Class AL,
3.15%, 5/16/2059 2,059,957 2,106,403
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 10,982,952 11,032,989
Series 2019-131, Class AD,
2.50%, 8/16/2060 6,067,801 6,171,865
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,432,862 4,216,745
Total Commercial Mortgage-Backed
Securities
(cost $28,097,536) 27,606,338
Corporate Bonds 57.1%
Aerospace & Defense 0.9%
TransDigm , Inc. ,
8.00%, 12/15/2025(b) 2,300,000 2,446,625
5.50%, 11/15/2027 6,410,000 6,562,237
9,008,862
Airlines 0.5%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 4,989,000 5,096,271
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components 0.7%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,237,500
Tenneco, Inc. ,
5.38%, 12/15/2024 2,000,000 1,982,000
7,219,500
Automobiles 0.2%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,849,001
Banks 3.8%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.22%,
5/17/2024(c) 3,850,000 3,899,857
KeyBank NA ,
(SOFR + 0.34%), 0.39%,
1/3/2024(c) 11,500,000 11,510,902
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.72%, 9/8/2024(c) 11,000,000 11,054,486
Royal Bank of Canada ,
(SOFR + 0.45%), 0.50%,
10/26/2023(c) 13,260,000 13,328,707
39,793,952
Biotechnology 2.5%
AbbVie, Inc. ,
3.38%, 11/14/2021 3,561,000 3,564,381
2.95%, 11/21/2026 5,975,000 6,316,362
4.05%, 11/21/2039 1,965,000 2,257,644
Amgen, Inc. ,
5.15%, 11/15/2041 3,875,000 5,002,688
5.38%, 5/15/2043 1,320,000 1,691,067
Baxalta , Inc. ,
4.00%, 6/23/2025 4,009,000 4,353,449
Emergent BioSolutions , Inc. ,
3.88%, 8/15/2028(b) 3,000,000 2,880,000
26,065,591
Building Products 0.1%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,035,000
Capital Markets 5.4%
Apollo Investment Corp. ,
5.25%, 3/3/2025 3,400,000 3,538,386
Ares Capital Corp. ,
2.88%, 6/15/2028 8,500,000 8,536,198
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 6,500,000 6,356,456
BlackRock, Inc. ,
3.25%, 4/30/2029 4,695,000 5,140,652
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 10,830,000 10,633,691
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.72%,
11/29/2023(c) 4,631,000 4,752,239

40 - Statement of Investments - October 31, 2021 - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.52%,
10/24/2023(c) 1,500,000 1,518,226
7.25%, 4/1/2032 5,600,000 8,074,710
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 8,525,000 8,407,922
56,958,480
Chemicals 3.2%
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,439,264
3.40%, 12/1/2026(b) 6,865,000 7,415,171
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.23%,
11/15/2023(c) 4,110,000 4,183,774
4.49%, 11/15/2025 5,900,000 6,564,062
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 1,437,000 1,463,944
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,262,975
5.25%, 12/15/2029 3,250,000 3,445,000
33,774,190
Commercial Services & Supplies 0.9%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 5,946,844
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.46%, 12/21/2065(b)(c) 3,800,000 3,118,375
9,065,219
Communications Equipment 0.3%
Plantronics, Inc. ,
4.75%, 3/1/2029(b)(d) 3,500,000 3,211,250
Construction Materials 0.4%
Martin Marietta Materials, Inc. ,
4.25%, 7/2/2024 3,500,000 3,770,944
Consumer Finance 0.4%
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 993,748
World Acceptance Corp. ,
7.00%, 11/1/2026(b) 3,725,000 3,669,125
4,662,873
Containers & Packaging 0.8%
Greif, Inc. ,
6.50%, 3/1/2027(b) 7,850,000 8,164,000
Diversified Financial Services 0.6%
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(b) 1,000,000 1,060,000
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,221,488
6,281,488
Diversified Telecommunication Services 1.5%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,507,095
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.22%,
5/15/2025(c) 10,000,000 10,221,280
2.85%, 9/3/2041 4,000,000 3,911,213
15,639,588
Electric Utilities 1.2%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,335,775
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,157,750
Duke Energy Florida LLC ,
3.80%, 7/15/2028 3,825,000 4,264,133
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 4,063,985
12,821,643
Electrical Equipment 0.9%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,085,157
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,690,615
5.75%, 8/15/2040 3,000,000 4,093,064
11,783,679
Entertainment 0.1%
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(b) 1,270,000 1,295,400
Equity Real Estate Investment Trusts (REITs) 1.1%
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 188,411
1.35%, 2/1/2027 3,975,000 3,896,072
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,136,891
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,850,705
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,537,604
11,609,683
Food & Staples Retailing 0.3%
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,136,625
Walmart, Inc. ,
1.80%, 9/22/2031 1,500,000 1,478,188
2,614,813

Nationwide Core Plus Bond Fund - October 31, 2021 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.3%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 2,045,000
TreeHouse Foods, Inc. ,
4.00%, 9/1/2028 907,000 866,274
2,911,274
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,429,529
Health Care Providers & Services 2.6%
AdaptHealth LLC ,
5.13%, 3/1/2030(b) 6,400,000 6,432,000
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,229,540
CVS Health Corp. ,
6.25%, 6/1/2027 4,000,000 4,872,201
4.30%, 3/25/2028 1,553,000 1,758,243
2.13%, 9/15/2031 4,000,000 3,903,325
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,588,723
26,784,032
Hotels, Restaurants & Leisure 2.1%
Carnival Corp. ,
7.63%, 3/1/2026(b) 2,614,000 2,754,084
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,365,688
Royal Caribbean Cruises Ltd. ,
7.50%, 10/15/2027(d) 1,973,000 2,307,601
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 2,000,000 2,120,000
Travel + Leisure Co. ,
6.60%, 10/1/2025(e) 7,272,000 8,115,552
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 4,800,000 4,764,000
22,426,925
Household Durables 0.3%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,034,055
Whirlpool Corp. ,
2.40%, 5/15/2031 1,205,000 1,199,728
3,233,783
Industrial Conglomerates 0.9%
General Electric Co. ,
Series D, (ICE LIBOR USD
3 Month + 3.33%), 3.45%,
12/15/2021(c)(f) 6,000,000 5,849,997
7.50%, 8/21/2035 1,680,000 2,467,860
6.88%, 1/10/2039 782,000 1,190,136
9,507,993
Insurance 3.8%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,565,262
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 11,115,000 12,585,351
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,283,054
Kuvare US Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 6.54%),
7.00%, 2/17/2051(b)(c) 2,500,000 2,672,698
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 4,609,295
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(c)(f) 7,500,000 7,387,500
5.00%, 2/18/2031(b) 3,000,000 3,183,443
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,192,198
39,478,801
Interactive Media & Services 0.3%
Alphabet, Inc. ,
1.90%, 8/15/2040 3,155,000 2,857,803
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,343,750
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 2,750,000 2,858,766
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031 5,750,000 5,627,319
8,486,085
Machinery 0.3%
GrafTech Finance, Inc. ,
4.63%, 12/15/2028(b) 3,250,000 3,282,500
Media 1.5%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,432,112
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,234,053
Comcast Corp. ,
3.95%, 10/15/2025 3,985,000 4,378,706
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(b) 5,500,000 5,506,875
15,551,746
Metals & Mining 0.7%
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,185,000
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 1,000,000 1,040,000

42 - Statement of Investments - October 31, 2021 - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
First Quantum Minerals Ltd. ,
6.88%, 10/15/2027(b) 4,000,000 4,270,000
7,495,000
Multiline Retail 0.8%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 5,390,884
Nordstrom, Inc. ,
4.38%, 4/1/2030(d) 2,750,000 2,798,015
8,188,899
Oil, Gas & Consumable Fuels 5.6%
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,585,651
Genesis Energy LP ,
8.00%, 1/15/2027 1,150,000 1,155,405
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,200,000 3,323,840
HollyFrontier Corp. ,
5.88%, 4/1/2026 3,600,000 4,102,221
Lundin Energy Finance BV ,
2.00%, 7/15/2026(b) 4,500,000 4,483,851
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 11,000,000 11,554,943
Northern Oil and Gas, Inc. ,
8.13%, 3/1/2028(b) 2,500,000 2,687,500
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,692,563
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 10,345,419
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,213,414
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,710,050
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 3,639,719
7.50%, 4/15/2032 2,641,000 3,671,448
6.63%, 6/15/2037 3,500,000 4,782,308
58,948,332
Pharmaceuticals 1.4%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,384,530
Bayer US Finance II LLC ,
(ICE LIBOR USD 3
Month + 1.01%), 1.13%,
12/15/2023(b)(c) 10,137,000 10,268,989
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,435,717
15,089,236
Professional Services 0.3%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 3,097,500
Real Estate Management & Development 0.4%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,565,625
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development
Realogy Group LLC ,
5.75%, 1/15/2029(b) 2,000,000 2,072,500
4,638,125
Road & Rail 0.1%
SMBC Aviation Capital
Finance DAC ,
1.90%, 10/15/2026(b) 1,000,000 995,817
Semiconductors & Semiconductor Equipment 1.2%
Microchip Technology, Inc. ,
0.97%, 2/15/2024(b) 10,000,000 9,940,290
Micron Technology, Inc. ,
2.70%, 4/15/2032 2,250,000 2,246,152
12,186,442
Software 1.7%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 2,000,000 2,153,833
Infor , Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,015,666
Oracle Corp. ,
2.88%, 3/25/2031 4,085,000 4,190,833
4.00%, 11/15/2047 3,000,000 3,244,698
VMware, Inc. ,
4.50%, 5/15/2025 5,750,000 6,336,426
17,941,456
Specialty Retail 3.8%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,250,477
Carvana Co. ,
5.63%, 10/1/2025(b) 5,000,000 5,106,250
Gap, Inc. (The) ,
3.63%, 10/1/2029(b) 5,000,000 4,900,000
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,800,000 1,770,935
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(b) 4,000,000 4,040,000
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,344,071
Ross Stores, Inc. ,
4.70%, 4/15/2027 14,217,000 16,140,129
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(b) 4,000,000 4,011,600
39,563,462
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC ,
5.45%, 6/15/2023 1,775,000 1,890,181
Trading Companies & Distributors 0.5%
Fortress Transportation and
Infrastructure Investors LLC ,
9.75%, 8/1/2027(b) 2,000,000 2,252,500
Herc Holdings, Inc. ,
5.50%, 7/15/2027(b) 3,000,000 3,127,500
5,380,000

Nationwide Core Plus Bond Fund - October 31, 2021 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0.2%
American Water Capital Corp. ,
2.95%, 9/1/2027 1,833,000 1,947,162
Total Corporate Bonds
(cost $578,369,562)
597,462,417
Mortgage-Backed Securities 17.7%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 13 14
Pool# C91768
3.50%, 7/1/2034 2,739,624 2,941,542
Pool# G30692
3.50%, 8/1/2034 3,708,164 3,982,374
Pool# G30782
3.50%, 2/1/2035 955,524 1,025,694
Pool# C91859
3.50%, 12/1/2035 950,378 1,020,234
Pool# C91868
3.50%, 4/1/2036 2,251,108 2,408,911
Pool# Q10392
3.50%, 8/1/2042 1,419,783 1,535,273
Pool# G08541
3.50%, 8/1/2043 2,014,226 2,178,004
Pool# G08554
3.50%, 10/1/2043 1,158,045 1,251,910
Pool# G08588
4.00%, 5/1/2044 835,013 918,518
Pool# G08721
3.00%, 9/1/2046 2,883,938 3,040,057
Pool# G08726
3.00%, 10/1/2046 4,220,681 4,458,211
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 6,348,099 6,550,650
Pool# RB5076
2.00%, 8/1/2040 9,156,216 9,206,685
Pool# SD0040
3.00%, 7/1/2049 2,391,948 2,495,729
Pool# SD8036
3.00%, 1/1/2050 1,739,942 1,814,813
Pool# SD8090
2.00%, 9/1/2050 5,705,744 5,708,982
Pool# SD8098
2.00%, 10/1/2050 9,284,380 9,289,696
Pool# SD8172
2.00%, 10/1/2051 13,456,414 13,464,052
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 558,499 587,180
Pool# AL6591
3.00%, 9/1/2033 2,786,164 2,962,880
Pool# MA1608
3.50%, 10/1/2033 3,573,461 3,837,616
Pool# MA1982
3.50%, 8/1/2034 3,780,495 4,019,911
Pool# MA2610
3.00%, 5/1/2036 3,309,321 3,495,449
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BT2752
2.00%, 8/1/2036 12,331,821 12,697,553
Pool# MA3697
3.00%, 7/1/2039 2,324,713 2,424,220
Pool# AE0311
3.50%, 8/1/2040 2,391,298 2,580,621
Pool# AB1845
4.00%, 11/1/2040 2,405,254 2,649,485
Pool# AJ9278
3.50%, 12/1/2041 2,544,733 2,750,872
Pool# AW8165
4.00%, 1/1/2042 1,961,575 2,167,186
Pool# AJ8414
4.00%, 2/1/2042 1,570,884 1,730,207
Pool# AU2592
3.50%, 8/1/2043 1,654,009 1,794,970
Pool# AX4312
3.50%, 2/1/2045 1,060,543 1,138,116
Pool# AZ7353
3.50%, 11/1/2045 1,616,531 1,733,653
Pool# AS6408
3.50%, 1/1/2046 2,573,552 2,759,208
Pool# AS8583
3.50%, 1/1/2047 4,340,871 4,619,903
Pool# MA3088
4.00%, 8/1/2047 1,053,460 1,135,080
Pool# CA1191
3.50%, 11/1/2047 2,554,097 2,717,558
Pool# MA3744
3.00%, 8/1/2049 2,268,032 2,365,359
Pool# BP8608
2.50%, 6/1/2050 12,411,833 12,760,667
Pool# BP7293
2.50%, 8/1/2050 9,303,306 9,565,267
Pool# CA7972
3.00%, 9/1/2050 9,699,091 10,170,589
Pool# MA4439
3.00%, 10/1/2051 8,955,414 9,395,282
GNMA Pool# MA7392 ,
2.50%, 6/20/2036 9,622,982
10,001,781
Total Mortgage-Backed Securities
(cost $183,852,776)
185,351,962
Municipal Bonds 1.4%
Arizona 0.3%
City of Tucson, 2.86%,
7/1/2047 3,050,000 2,998,031
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,317,251
Virginia 0.6%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,551,361

44 - Statement of Investments - October 31, 2021 - Nationwide Core Plus Bond Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Virginia
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 3,419,401
5,970,762
Total Municipal Bonds
(cost $14,151,047)
14,286,044
U.S. Treasury Obligations 17.6%
U.S. Treasury Bonds, 1.88%,
2/15/2041 7,835,000 7,699,112
U.S. Treasury Notes
1.88%, 3/31/2022 7,500,000 7,555,078
1.50%, 2/28/2023 25,000,000 25,401,368
1.75%, 5/15/2023 10,000,000 10,211,719
0.13%, 7/31/2023 10,000,000 9,947,656
2.75%, 2/15/2024 10,000,000 10,491,016
0.63%, 7/31/2026 9,750,000 9,502,822
1.13%, 10/31/2026 12,500,000 12,458,984
1.13%, 2/29/2028 10,000,000 9,841,797
1.00%, 7/31/2028 18,500,000 17,963,789
1.13%, 8/31/2028 10,575,000 10,345,324
1.63%, 8/15/2029 20,000,000 20,229,688
1.63%, 5/15/2031 11,875,000 11,958,496
1.25%, 8/15/2031 21,800,000 21,183,469
Total U.S. Treasury Obligations
(cost $187,245,100)
184,790,318
Preferred Stocks 0.9%
Shares
Consumer Finance 0.3%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 3,358,867
Insurance 0.4%
Enstar Group Ltd., 7.00%,
3/1/2024(g) 140,000 3,815,000
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(g) 75,000 1,933,500
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(c)(g) 35,000 113,050
Total Preferred Stocks
(cost $9,528,070)
9,220,417
Short-Term Investment 0.6%
Shares Value ($)
Money Market Fund 0.6%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(h)( i ) 6,160,440 6,160,440
Total Short-Term Investment
(cost $6,160,440)
6,160,440
Total Investments
(cost $1,021,766,267) — 99.3%
1,039,548,980
Other assets in excess of
liabilities — 0.7% 7,756,704
NET ASSETS — 100.0%
$ 1,047,305,684
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $191,173,785 which represents 18.25% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(d) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $6,020,740, which was collateralized
by cash used to purchase a money market fund with a value
of $6,160,440.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2021. The maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of October 31, 2021.
(h) Represents 7-day effective yield as of October 31, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $6,160,440.

Nationwide Core Plus Bond Fund - October 31, 2021 - Statement of Investments - 45
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - October 31, 2021 - Nationwide Government Money Market Fund
U.S. Government Agency Securities 16.7%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.18%), 0.23%,
5/27/2022(a) 1,500,000 1,500,000
(SOFR + 0.09%), 0.14%,
10/7/2022(a) 3,500,000 3,500,000
(SOFR + 0.06%), 0.11%,
1/20/2023(a) 8,000,000 8,000,000
(SOFR + 0.06%), 0.11%,
2/9/2023(a) 8,000,000 8,000,000
(SOFR + 0.05%), 0.10%,
2/17/2023(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.09%,
3/10/2023(a) 2,500,000 2,500,000
(SOFR + 0.04%), 0.09%,
5/19/2023(a) 3,000,000 3,000,000
FHLB
0.04%, 1/7/2022 22,000,000 21,999,551
(SOFR + 0.12%), 0.17%,
2/10/2022(a) 1,000,000 1,000,000
(SOFR + 0.08%), 0.13%,
2/18/2022(a) 8,000,000 8,000,000
(SOFR + 0.12%), 0.17%,
2/28/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.14%,
10/5/2022(a) 3,000,000 3,000,000
(SOFR + 0.06%), 0.11%,
12/8/2022(a) 5,000,000 5,000,000
(SOFR + 0.04%), 0.09%,
3/17/2023(a) 6,000,000 6,000,000
FNMA
(SOFR + 0.17%), 0.22%,
3/9/2022(a) 1,500,000 1,500,000
(SOFR + 0.32%), 0.37%,
4/27/2022(a) 3,000,000 3,000,000
(SOFR + 0.32%), 0.37%,
4/28/2022(a) 1,500,000 1,500,000
(SOFR + 0.27%), 0.32%,
5/4/2022(a) 3,000,000 3,000,000
(SOFR + 0.23%), 0.28%,
5/6/2022(a) 2,100,000 2,100,000
(SOFR + 0.22%), 0.27%,
5/9/2022(a) 2,000,000 2,000,000
(SOFR + 0.19%), 0.24%,
5/27/2022(a) 1,400,000 1,399,919
(SOFR + 0.18%), 0.23%,
6/3/2022(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $92,999,470)
92,999,470
U.S. Treasury Obligations 39.4%
U.S. Treasury Bills
0.04%, 11/4/2021 12,000,000 11,999,964
0.05%, 11/9/2021 9,000,000 8,999,900
0.05%, 11/18/2021 18,000,000 17,999,615
0.05%, 11/26/2021 13,000,000 12,999,526
0.05%, 11/30/2021 21,000,000 20,999,110
0.05%, 12/9/2021 13,000,000 12,999,382
0.04%, 12/16/2021 17,000,000 16,999,087
0.05%, 12/28/2021 15,000,000 14,998,812
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.06%, 12/30/2021 12,000,000 11,998,869
0.05%, 1/18/2022 15,000,000 14,998,538
0.06%, 1/20/2022 11,000,000 10,998,656
0.05%, 2/15/2022 11,000,000 10,998,332
0.05%, 2/17/2022 13,000,000 12,998,050
0.05%, 2/24/2022 15,000,000 14,997,604
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.21%, 1/31/2022(a) 1,000,000 1,000,000
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.11%, 7/31/2022(a) 9,000,000 9,000,340
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 0.10%, 1/31/2023(a) 9,000,000 9,000,772
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 0.09%, 4/30/2023(a) 6,000,000 6,000,137
Total U.S. Treasury Obligations
(cost $219,986,694) 219,986,694
Repurchase Agreements 43.6%
Banco Santander SA, 0.06%,
dated 10/29/2021, due
11/1/2021, repurchase
price $75,000,375,
collateralized by U.S.
Government Agency
Securities, ranging from
1.76% - 5.50%, maturing
1/1/2040 - 7/1/2051; total
market value $76,500,000.
(b) 75,000,000 75,000,000
Barclays Capital, Inc., 0.05%,
dated 10/29/2021, due
11/1/2021, repurchase
price $3,000,013,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 0.13%, maturing
2/3/2022 - 2/15/2051; total
market value $3,060,013.
(b) 3,000,000 3,000,000
MUFG Securities Ltd.,
0.05%, dated 10/29/2021,
due 11/1/2021, repurchase
price $25,000,104,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.25%, maturing
7/15/2022 - 2/15/2050;
total market value
$25,500,003.(b) 25,000,000 25,000,000

Nationwide Government Money Market Fund - October 31, 2021 - Statement of Investments - 47
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
0.05%, dated 10/29/2021,
due 11/1/2021, repurchase
price $45,000,188,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.75% -
4.25%, maturing 5/15/2039
- 10/1/2051; total market
value $45,900,006.(b) 45,000,000 45,000,000
Nomura Securities Co. Ltd.,
0.05%, dated 10/29/2021,
due 11/1/2021, repurchase
price $15,000,063,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
3.48%, maturing 12/1/2021
- 10/20/2050; total market
value $15,300,000.(b) 15,000,000 15,000,000
RBC Dominion Securities
Inc , 0.05%, dated
10/29/2021, due 11/1/2021,
repurchase price
$30,000,125, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 5.00%, maturing
11/30/2022 - 5/16/2061;
total market value
$30,603,298.(b) 30,000,000 30,000,000
Royal Bank of Canada,
0.05%, dated 10/29/2021,
due 11/1/2021, repurchase
price $50,000,208,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 23.30%, maturing
7/15/2026 - 8/25/2057;
total market value
$53,893,206.(b) 50,000,000 50,000,000
Total Repurchase Agreements
(cost $243,000,000) 243,000,000
Total Investments
(cost $555,986,164) — 99.7% 555,986,164
Other assets in excess of liabilities — 0.3% 1,798,129
NET ASSETS — 100.0%
$557,784,293
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - October 31, 2021 - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 4.2%
Principal
Amount ($) Value ($)
Other 4.2%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 1,062,817 1,070,977
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,892,502
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 249,061
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 250,010
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 240,000 239,931
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,286,142
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,954,865
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,984,977
Total Asset-Backed Securities
(cost $10,957,608)
10,928,465
Collateralized Mortgage Obligations 0.5%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 42,813 45,417
Series 2296, Class H,
6.50%, 3/15/2031 13 14
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 1,624 1,667
Series 1993-226, Class PK,
6.00%, 12/25/2023 20,766 21,573
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,191,853 1,227,343
Total Collateralized Mortgage Obligations
(cost $1,272,390)
1,296,014
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 74,196 74,195
Total Commercial Mortgage-Backed Security
(cost $74,480) 74,195
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,379,068 1,456,085
Pool# 773298
2.40%, 4/1/2035(b) 334,533 332,872
Pool# 745769
1.90%, 7/1/2036(b) 121,072 122,036
Pool# 813605
2.30%, 7/1/2036(b) 61,047 60,880
Total Mortgage-Backed Securities
(cost $1,928,087)
1,971,873
U.S. Government Agency Securities 3.2%
FFCB, 2.43%, 9/13/2027 3,000,000 3,164,914
FHLB
5.37%, 9/9/2024 2,615,000 2,954,763
3.00%, 3/12/2027 2,000,000 2,174,557
Total U.S. Government Agency Securities
(cost $8,896,070)
8,294,234
U.S. Treasury Obligations 89.5%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 1,300,000 2,170,814
1.75%, 1/15/2028 (c) 4,800,000 7,565,734
3.63%, 4/15/2028 (c) 5,000,000 11,316,853
2.50%, 1/15/2029 (c) 4,750,000 7,777,276
3.88%, 4/15/2029 (c) 3,300,000 7,685,461
2.13%, 2/15/2041 (c) 6,675,000 12,749,720
0.75%, 2/15/2042 (c) 11,750,000 17,667,762
0.63%, 2/15/2043 (c) 15,350,000 22,197,981
0.75%, 2/15/2045 (c) 3,000,000 4,375,139
1.00%, 2/15/2046 (c) 5,875,000 9,028,950
0.88%, 2/15/2047 (c) 5,000,000 7,442,749
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2022 (c)(d) 5,000,000 6,097,460
0.50%, 4/15/2024 (c) 19,500,000 22,684,109
0.13%, 4/15/2025 (c) 9,000,000 10,271,367
0.38%, 7/15/2025 (c) 12,000,000 15,163,039
0.63%, 1/15/2026 (c) 17,500,000 22,319,006
0.13%, 7/15/2026 (c) 3,000,000 3,751,200
0.38%, 1/15/2027 (c) 10,250,000 12,873,041
0.38%, 7/15/2027 (c) 2,750,000 3,437,439
0.50%, 1/15/2028 (c) 5,000,000 6,235,430
0.75%, 7/15/2028 (c) 4,000,000 5,012,469
0.88%, 1/15/2029 (c) 2,500,000 3,144,140
0.25%, 7/15/2029 (c) 4,000,000 4,791,215
0.13%, 1/15/2030 (c) 1,000,000 1,177,192
0.13%, 1/15/2031 (c) 2,000,000 2,330,973

Nationwide Inflation-Protected Securities Fund - October 31, 2021 - Statement of Investments - 49
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
U.S. Treasury Notes, 0.88%,
6/30/2026 2,000,000 1,973,750
Total U.S. Treasury Obligations
(cost $206,888,781)
231,240,269
Total Investments
(cost $230,017,416) — 98.2%
253,805,050
Other assets in excess of
liabilities — 1.8% 4,589,617
NET ASSETS — 100.0%
$ 258,394,667
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $10,928,465 which represents 4.23% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury Long Bond (107) 12/2021 USD (17,210,281) 165,106
165,106
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 6.7%
Principal
Amount ($) Value ($)
Automobiles 5.5%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 276,552
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 65,000 64,992
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 554,536 558,696
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 645,000 643,239
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 868,767
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 85,369 85,542
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,208,527
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 160,658
Series 2020-3, Class C,
1.06%, 8/18/2026 350,000 350,879
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 649,790
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,035,745
Carvana Auto Receivables
Trust, Series 2021-N2,
Class B, 0.75%, 3/10/2028 370,000 368,285
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 334,125
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 685,197
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 663,415
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 563,564
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 622,424
Series 2021-4 1.26%,
10/15/2030(a) 530,000 528,724
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 1,350,000 1,349,793
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 690,000 690,455
Series 2021-2, Class B,
0.58%, 12/15/2025 840,000 837,478
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 163,162 163,840
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 174,825 176,308
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 159,914
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 309,738
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 509,965
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 115,605 115,851
Series 2021-1A, Class B,
0.50%, 2/18/2025 625,000 625,077
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 414,341
Series 2021-2A, Class B,
0.57%, 9/15/2025 560,000 558,822
Flagship Credit Auto Trust
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 122,819 123,182
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 232,262
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 67,118
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 120,063
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 497,572
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 371,714
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,010,435
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 977,171
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 430,448
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 765,000 766,009
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 541,674
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 430,736
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 58,566 58,692
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 262,047 264,003
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 309,885

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 101,239
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 401,111
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 746,530 751,283
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 320,516
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 681,569
Series 2021-4, Class B,
0.88%, 6/15/2026 1,300,000 1,296,397
Series 2021-2, Class C,
0.90%, 6/15/2026 790,000 790,134
Series 2021-3, Class C,
0.95%, 9/15/2027 1,245,000 1,238,016
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 406,299
Westlake Automobile
Receivables Trust
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 60,209 60,273
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 375,191
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 306,445
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,624,213
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 617,887
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 545,515
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 588,927
33,886,682
Other 0.9%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 661,846
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 920,000 913,071
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,348,702
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,478,363 1,477,100
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 902,100 919,435
5,320,154
Student Loan 0.3%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 374,407 393,954
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 378,423 379,471
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 424,606 430,227
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 158,353 158,313
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 342,429 348,030
1,709,995
Total Asset-Backed Securities
(cost $40,614,194)
40,916,831
Collateralized Mortgage Obligations 8.2%
FHLMC REMICS
Series 5065, Class HI, IO,
5.02%, 4/15/2042(b) 2,483,143 472,468
Series 5115, Class FD,
0.30%, 8/15/2043(b) 2,801,699 2,800,679
Series 5065, Class EI, IO,
5.43%, 11/25/2044(b) 543,803 118,115
Series 5094, Class , IO,
1.66%, 12/15/2048(b) 951,052 84,341
FNMA REMICS
Series 2017-82, Class FG,
0.34%, 11/25/2032(b) 11,181,445 11,218,110
Series 2004-29, Class PS,
IO, 7.51%, 5/25/2034(b) 1,474,074 312,063
Series 2016-32, Class SA,
IO, 6.01%, 10/25/2034(b) 6,999,185 1,119,320
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 488,547
Series 2010-57, Class SA,
IO, 6.36%, 6/25/2040(b) 2,022,131 364,506
Series 2010-63, Class SA,
IO, 6.41%, 6/25/2040(b) 1,740,070 312,012
Series 2010-118, Class SN,
IO, 6.51%, 10/25/2040(b) 8,896,497 1,846,374

52 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2013-18, Class FB,
0.44%, 10/25/2041(b) 300,103 300,903
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 388,181 56,339
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 305,900 27,823
Series 2018-4, Class FM,
0.39%, 2/25/2048(b) 429,428 431,928
Series 2019-31, Class FA,
0.49%, 7/25/2049(b) 1,822,017 1,836,833
Series 2019-81, Class FJ,
0.59%, 1/25/2050(b) 1,183,239 1,195,579
Series 2021-24, Class , IO,
1.23%, 3/25/2059(b) 3,952,168 316,495
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,408,408 4,192,039
Series 2019-21, Class , IO,
4.50%, 2/20/2049 5,648,923 789,839
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 945,584 60,755
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 302,801 16,119
Series 2012-H20, Class PT,
0.90%, 7/20/2062(b) 674,520 673,313
Series 2018-H02, Class ZJ,
4.39%, 10/20/2064(b) 529,812 574,035
Series 2017-H12, Class EZ,
4.70%, 6/20/2066(b) 622,249 669,927
Series 2017-H13, Class JZ,
4.93%, 5/20/2067(b) 157,820 172,743
Series 2017-H22, Class FD,
0.28%, 11/20/2067(b) 84,832 84,606
Series 2017-H25, Class FD,
0.23%, 12/20/2067(b) 100,990 100,641
Series 2021-H08, Class IA,
IO, 4.20%, 1/20/2068(b) 849,227 86,876
Series 2019-H01, Class FT,
0.48%, 10/20/2068(b) 7,225,579 7,229,344
Series 2019-H07, Class BZ,
4.25%, 1/20/2069(b) 4,124,564 4,855,089
Series 2019-H05, Class FT,
0.50%, 4/20/2069(b) 4,722,514 4,727,090
Series 2019-H13, Class FT,
0.52%, 8/20/2069(b) 737,072 736,515
Series 2019-H18, Class DF,
0.48%, 10/20/2069(b) 701,710 702,312
Series 2021-H03, Class ,
IO, 4.13%, 4/20/2070(b) 7,959,941 734,702
Total Collateralized Mortgage Obligations
(cost $48,562,975)
49,708,380
Commercial Mortgage-Backed Securities 7.4%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,069,763
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,091,366
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
2.23%, 10/15/2037(a)(b) 1,095,000 1,099,834
CIM Retail Portfolio Trust,
Series 2021-RETL, Class A,
1.49%, 8/15/2036(a)(b) 240,000 240,072
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 976,244
COMM Mortgage Trust,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,512,029
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 104,414
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 806,615
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 348,181
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 530,000 562,672
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,379 55,530
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 9,343,502 55,606
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 967,776 80,546
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 684,872 75,400
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.95%, 6/25/2028(b) 1,008,724 92,106
Series 2020-M43, Class X1,
IO, 2.12%, 8/25/2034(b) 6,258,794 849,121
Series 2020-M36, Class X1,
IO, 1.46%, 9/25/2034(b) 986,990 99,550
FNMA Multifamily REMIC
Trust REMICS, Series
2020-M37, Class X, IO,
1.11%, 4/25/2032(b) 1,388,956 100,205
GNMA REMICS
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 12,981,726 528,990
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 837,633 61,611
Series 2020-108, Class , IO,
0.89%, 6/16/2062(b) 3,321,462 248,327
Series 2021-20, Class , IO,
1.12%, 8/16/2062(b) 3,333,107 301,899
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 3,027,928 252,651

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-128, Class , IO,
0.97%, 10/16/2062(b) 1,546,834 127,304
Series 2021-33, Class , IO,
0.99%, 10/16/2062(b) 3,122,884 259,346
Series 2021-40, Class , IO,
0.84%, 2/16/2063(b) 2,403,035 184,680
Series 2021-12, Class , IO,
0.99%, 3/16/2063(b) 3,489,506 293,603
Series 2021-144, Class , IO,
0.80%, 4/16/2063(b) 4,513,341 351,225
Series 2021-52, Class , IO,
0.85%, 4/16/2063(b) 3,876,192 290,042
Series 2021-132, Class BI,
IO, 0.91%, 4/16/2063(b) 4,456,760 371,984
Series 2021-106, Class , IO,
0.92%, 4/16/2063(b) 3,678,624 296,681
Series 2021-151, Class , IO,
0.95%, 4/16/2063(b) 3,610,125 308,960
Series 2021-186, Class , IO,
0.77%, 5/16/2063(b) 4,265,000 322,387
Series 2021-10, Class , IO,
1.00%, 5/16/2063(b) 778,615 67,398
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 4,241,740 343,860
Series 2021-163, Class , IO,
0.86%, 3/16/2064(b) 3,970,944 320,257
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 1,047,199
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 241,972
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,367,337
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 438,802
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,958,330
Med Trust, Series 2021-
MDLN, Class A, 0.00%,
11/15/2026(a)(b) 755,000 755,000
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,181,437
Motel Trust, Series 2021-
MTL6, Class A, 0.99%,
9/15/2038(a)(b) 525,000 525,494
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 1.56%,
11/15/2027(a)(b) 655,893 400,095
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,403,013
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,554,474
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,576,429
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,705,752
Total Commercial Mortgage-Backed
Securities
(cost $44,874,008) 45,305,793
Corporate Bonds 42.2%
Auto Components 0.2%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,098,446
Automobiles 0.8%
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,330,851
2.10%, 9/15/2028(a) 2,170,000 2,116,087
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 398,453
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 410,000 444,703
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 519,242
4,809,336
Banks 12.2%
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,440,719
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,400,000 1,402,340
Bank of America Corp. ,
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 1,385,000 1,369,520
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 3,035,000 3,041,149
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 661,179
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,475,386
Bank of Montreal ,
1.85%, 5/1/2025 330,000 336,983
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,124,963
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,544,828
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 804,985
2.38%, 11/21/2024(a) 985,000 1,019,308

54 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 955,856
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 579,745
BNP Paribas SA ,
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,292,734
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 1,045,947
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 2,560,000 2,549,146
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 393,261
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 563,500
(SOFR + 1.18%), 0.00%,
11/3/2032(c) 1,580,000 1,575,241
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 597,708
Commonwealth Bank of
Australia ,
1.88%, 9/15/2031(a) 1,185,000 1,153,724
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 472,198
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,408,692
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,183,119
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 947,737
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 203,817
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,490,000 1,466,394
HSBC Holdings plc ,
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 1,295,000 1,270,233
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 955,000 965,523
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 1,300,000 1,292,593
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 1,820,000 1,801,709
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 957,574
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 465,000 455,699
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
2.26%, 7/9/2032(c) 1,000,000 976,777
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,675,285
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,180,000 1,213,855
1.60%, 9/29/2026(a) 1,845,000 1,820,727
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 2,132,029
Royal Bank of Canada ,
0.65%, 7/29/2024 490,000 485,982
1.15%, 6/10/2025 2,575,000 2,561,583
2.30%, 11/3/2031 1,890,000 1,885,388
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,565,197
Societe Generale SA ,
1.38%, 7/8/2025(a) 1,080,000 1,072,402
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.79%, 6/9/2027(a)(c) 1,585,000 1,560,438
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,445,165
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 640,000 626,875
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 355,917
1.90%, 9/17/2028 2,505,000 2,442,239
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,505,000 1,498,958
Toronto-Dominion Bank (The) ,
0.75%, 9/11/2025 1,895,000 1,854,043
1.25%, 9/10/2026 1,365,000 1,339,724
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,643,947
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 885,000 875,625
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,753,692
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,096,116

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
0.00%, 11/3/2036(c) 1,490,000 1,483,231
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 648,958
Westpac Banking Corp. ,
2.15%, 6/3/2031 1,150,000 1,147,126
74,514,789
Beverages 0.4%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 418,795
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,771,512
2,190,307
Biotechnology 0.1%
Amgen, Inc. ,
3.00%, 1/15/2052 760,000 744,701
Building Products 0.1%
Johnson Controls International
plc ,
2.00%, 9/16/2031 405,000 391,935
Capital Markets 5.7%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 47,951
2.88%, 6/15/2028 1,405,000 1,410,983
3.20%, 11/15/2031 1,570,000 1,564,581
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 860,566
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,151,405
Blackstone Holdings Finance
Co. LLC ,
2.85%, 8/5/2051(a) 755,000 742,246
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 1,115,000 1,093,640
Credit Suisse AG ,
1.25%, 8/7/2026 865,000 846,693
Credit Suisse Group AG ,
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(c) 1,245,000 1,267,611
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 335,000 335,056
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 711,180
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,095,272
FS KKR Capital Corp. ,
3.13%, 10/12/2028 1,430,000 1,409,027
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
Series VAR, (SOFR
+ 0.79%), 1.09%,
12/9/2026(c) 1,670,000 1,628,736
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 810,000 797,542
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 2,300,000 2,302,231
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,730,000 1,718,008
Jefferies Group LLC ,
2.63%, 10/15/2031 2,150,000 2,109,371
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 22,000
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,898,049
Macquarie Group Ltd. ,
(SOFR + 1.44%), 2.69%,
6/23/2032(a)(c) 1,020,000 1,012,243
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,530,000 1,544,240
Morgan Stanley ,
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 1,515,000 1,498,707
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 1,430,000 1,426,527
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,249,405
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 270,406
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 219,106
4.25%, 1/15/2026 490,000 520,200
3.40%, 7/15/2026 140,000 143,860
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,092,486
(SOFR + 2.60%), 2.90%,
3/30/2026(c) 495,000 522,145
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,517,808
35,029,281
Chemicals 0.2%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 677,395
Ecolab, Inc. ,
2.75%, 8/18/2055(a) 760,000 751,628
1,429,023
Construction Materials 0.1%
Eagle Materials, Inc. ,
2.50%, 7/1/2031 450,000 445,350

56 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 888,266
3.00%, 10/29/2028 765,000 775,657
Ally Financial, Inc. ,
1.45%, 10/2/2023 1,515,000 1,529,636
2.20%, 11/2/2028 485,000 478,789
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,056,185
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 607,547
2.15%, 9/10/2024 200,000 206,563
1.30%, 9/9/2026 655,000 649,728
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 87,000 87,959
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 576,008
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,406,949
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 830,000 801,284
(SOFR + 1.27%), 0.00%,
11/2/2032(c) 1,480,000 1,475,530
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,410,864
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 1,260,000 1,257,849
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 403,555
3.35%, 6/8/2025(a) 535,000 564,751
John Deere Capital Corp. ,
1.30%, 10/13/2026 690,000 684,490
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 811,839
Toyota Motor Credit Corp. ,
1.90%, 4/6/2028 1,640,000 1,650,955
1.90%, 9/12/2031 630,000 617,434
17,941,838
Containers & Packaging 0.1%
Packaging Corp. of America ,
3.05%, 10/1/2051 300,000 303,807
Diversified Financial Services 1.6%
AIG Global Funding ,
0.65%, 6/17/2024(a) 1,060,000 1,049,191
0.90%, 9/22/2025(a) 1,010,000 986,059
Antares Holdings LP ,
2.75%, 1/15/2027(a) 260,000 257,338
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(a) 3,070,000 3,012,463
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 873,668
GE Capital Funding LLC ,
4.05%, 5/15/2027 875,000 974,886
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,422,570
ORIX Corp. ,
3.25%, 12/4/2024 635,000 672,976
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 368,047
9,617,198
Diversified Telecommunication Services 0.4%
AT&T, Inc. ,
3.65%, 6/1/2051 1,125,000 1,170,119
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 640,000 644,769
Verizon Communications, Inc. ,
2.10%, 3/22/2028 830,000 832,299
2,647,187
Electric Utilities 1.8%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 580,000 571,882
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,501,075
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,130,890
Arizona Public Service Co. ,
2.20%, 12/15/2031 300,000 293,742
Duke Energy Corp. ,
0.90%, 9/15/2025 515,000 505,847
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,071,947
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 442,305
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 951,131
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 1,535,000 1,536,726
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.50%,
11/15/2021(c) 1,250,000 1,250,116
PECO Energy Co. ,
2.85%, 9/15/2051 865,000 868,039
Southern California Edison
Co. ,
Series J, 0.70%, 8/1/2023 850,000 847,856
Southwestern Electric Power
Co. ,
Series N, 1.65%, 3/15/2026 220,000 219,994
11,191,550
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 235,891
Avnet, Inc. ,
3.00%, 5/15/2031 235,000 233,981
Flex Ltd. ,
4.88%, 6/15/2029 210,000 238,756

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
SYNNEX Corp. ,
1.75%, 8/9/2026(a) 460,000 450,414
1,159,042
Equity Real Estate Investment Trusts (REITs) 1.6%
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 250,000 248,297
EPR Properties ,
3.60%, 11/15/2031 445,000 446,088
Kilroy Realty LP ,
2.65%, 11/15/2033 1,160,000 1,134,282
Lexington Realty Trust ,
2.38%, 10/1/2031 485,000 466,686
Life Storage LP ,
2.40%, 10/15/2031 925,000 913,038
National Retail Properties,
Inc. ,
3.00%, 4/15/2052 870,000 851,713
Office Properties Income
Trust ,
4.50%, 2/1/2025 585,000 622,155
2.40%, 2/1/2027 300,000 292,497
3.45%, 10/15/2031 1,160,000 1,133,126
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 438,012
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 377,403
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 350,000 334,893
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 525,881
2.25%, 1/15/2032 1,480,000 1,436,935
Ventas Realty LP ,
2.50%, 9/1/2031 740,000 728,390
9,949,396
Food & Staples Retailing 0.1%
CK Hutchison International 21
Ltd. ,
1.50%, 4/15/2026(a) 915,000 907,204
Food Products 0.5%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,074,531
J M Smucker Co. (The) ,
2.13%, 3/15/2032 880,000 857,126
Nestle Holdings, Inc. ,
1.88%, 9/14/2031(a) 515,000 507,288
Viterra Finance BV ,
2.00%, 4/21/2026(a) 595,000 594,996
3,033,941
Gas Utilities 0.3%
Atmos Energy Corp. ,
2.85%, 2/15/2052 975,000 959,496
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 764,397
1,723,893
Health Care Equipment & Supplies 0.4%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,582,615
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 868,836
2,451,451
Health Care Providers & Services 0.8%
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,125,666
Centene Corp. ,
3.00%, 10/15/2030 610,000 619,992
2.63%, 8/1/2031 1,020,000 1,003,394
Cigna Corp. ,
3.75%, 7/15/2023 327,000 343,164
CVS Health Corp. ,
4.30%, 3/25/2028 148,000 167,560
McKesson Corp. ,
1.30%, 8/15/2026 1,430,000 1,401,765
Universal Health Services,
Inc. ,
2.65%, 1/15/2032(a) 420,000 412,224
5,073,765
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 364,328
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 694,320
1,058,648
Household Durables 0.4%
MDC Holdings, Inc. ,
3.97%, 8/6/2061 1,255,000 1,198,807
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 987,083
2,185,890
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 835,625
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,348,214
2,183,839
Insurance 2.8%
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,158,499
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 597,932
Athene Global Funding ,
2.50%, 3/24/2028(a) 1,495,000 1,513,129
2.65%, 10/4/2031(a) 1,840,000 1,832,327

58 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 395,000 394,082
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 338,000 387,851
CNO Global Funding ,
1.75%, 10/7/2026(a) 940,000 933,150
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 620,000 609,547
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 1,535,000 1,506,675
F&G Global Funding ,
2.00%, 9/20/2028(a) 1,530,000 1,490,589
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 325,000 324,185
1.95%, 9/15/2028(a) 1,220,000 1,186,755
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,196,669
Hartford Financial Services
Group, Inc. (The) ,
2.90%, 9/15/2051 475,000 471,353
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 211,275
New York Life Global Funding ,
1.85%, 8/1/2031(a) 705,000 683,064
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 237,409
2.75%, 5/7/2025(a) 1,270,000 1,322,466
1.51%, 9/28/2026(a) 560,000 551,612
Unum Group ,
4.13%, 6/15/2051 590,000 609,336
17,217,905
Internet & Direct Marketing Retail 0.2%
Prosus NV ,
3.06%, 7/13/2031(a) 1,020,000 990,005
IT Services 1.0%
CGI, Inc. ,
1.45%, 9/14/2026(a) 1,650,000 1,615,008
DXC Technology Co. ,
2.38%, 9/15/2028 2,160,000 2,097,886
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 1,200,000 1,175,987
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 677,775
1.35%, 3/15/2026 235,000 230,110
5,796,766
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 345,000 372,103
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.3%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 570,271
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 425,551
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 733,920
1,729,742
Media 0.3%
Charter Communications
Operating LLC ,
3.95%, 6/30/2062 1,115,000 1,091,692
ViacomCBS, Inc. ,
6.88%, 4/30/2036 440,000 627,522
1,719,214
Metals & Mining 0.5%
Anglo American Capital plc ,
2.25%, 3/17/2028(a) 710,000 697,886
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 308,086
3.38%, 9/23/2051(a) 805,000 779,912
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 1,510,000 1,502,078
3,287,962
Multiline Retail 0.2%
Falabella SA ,
3.38%, 1/15/2032(a) 1,035,000 1,027,238
Multi-Utilities 0.4%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 753,873
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 405,000 425,056
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(e) 495,000 515,631
Series F, 1.05%, 6/1/2025 660,000 651,750
2,346,310
Oil, Gas & Consumable Fuels 1.4%
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 355,000 355,000
4.75%, 5/31/2025 805,000 891,367
Enbridge, Inc. ,
3.40%, 8/1/2051 1,530,000 1,573,915
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,678,749
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 838,361
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 701,955
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 900,000 897,148
TransCanada PipeLines Ltd. ,
2.50%, 10/12/2031 1,505,000 1,494,454
8,430,949

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 0.3%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 634,277
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,107,258
1,741,535
Road & Rail 0.6%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 517,912
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,383,738
4.00%, 7/15/2025(a) 400,000 433,651
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 825,132
Union Pacific Corp. ,
2.95%, 3/10/2052 770,000 789,521
3,949,954
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc. ,
2.95%, 10/1/2051 765,000 795,630
Marvell Technology, Inc. ,
4.20%, 6/22/2023(a) 940,000 987,024
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 886,351
0.97%, 2/15/2024(a) 240,000 238,567
TSMC Arizona Corp. ,
1.75%, 10/25/2026 1,090,000 1,095,814
4,003,386
Software 0.1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 589,320
Specialty Retail 0.6%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 849,228
4.50%, 10/1/2025 675,000 740,052
2.40%, 8/1/2031 795,000 770,773
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 585,000 574,233
Lowe's Cos., Inc. ,
1.70%, 9/15/2028 890,000 873,130
3,807,416
Technology Hardware, Storage & Peripherals 0.3%
HP, Inc. ,
1.45%, 6/17/2026(a) 810,000 797,911
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 544,125
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 730,415
2,072,451
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,385,688
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
1.88%, 8/17/2026 605,000 598,653
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 891,105
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 867,753
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 732,596
3,090,107
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 583,295
T-Mobile USA, Inc. ,
3.60%, 11/15/2060(a) 760,000 763,230
1,346,525
Total Corporate Bonds
(cost $256,959,904)
256,986,393
Foreign Government Security 0.2%
PERU 0.2%
Republic of Peru ,
3.00%, 1/15/2034 1,055,000 1,043,395
Total Foreign Government Security
(cost $1,046,191)
1,043,395
Mortgage-Backed Securities 10.3%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 76 76
Pool# 303300
8.50%, 5/1/2025 1,189 1,272
Pool# 342718
6.50%, 5/1/2026 8,732 9,822
Pool# 250764
7.50%, 12/1/2026 15,388 16,588
Pool# 252212
6.50%, 1/1/2029 41,203 46,346
Pool# 504076
6.50%, 6/1/2029 22,845 25,810
Pool# 484939
6.50%, 6/1/2029 7,997 8,995
Pool# 252570
6.50%, 7/1/2029 19,159 21,550
Pool# 506638
6.50%, 8/1/2029 7,744 8,711
Pool# 535300
6.50%, 5/1/2030 24,803 28,158
Pool# 539932
7.00%, 5/1/2030 4,111 4,126
Pool# MA3209
3.00%, 12/1/2047 1,871,898 1,965,056
Pool# MA3275
3.00%, 2/1/2048 1,724,551 1,807,305

60 - Statement of Investments - October 31, 2021 - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 11/25/2036 7,668,000 7,868,536
1.50%, 12/25/2036 2,218,000 2,228,267
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 11/25/2051 4,529,000 4,528,912
2.00%, 12/25/2051 6,016,000 6,003,428
2.50%, 12/25/2051 12,139,000 12,437,970
2.00%, 1/25/2052 6,591,000 6,564,095
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 1,003 1,014
Pool# 354696
6.50%, 12/15/2023 1,189 1,329
Pool# 369270
6.50%, 12/15/2023 938 1,048
Pool# 368677
7.50%, 1/15/2024 2,838 2,871
Pool# 359986
7.50%, 1/15/2024 277 278
Pool# 362734
7.50%, 1/15/2024 98 98
Pool# 371909
6.50%, 2/15/2024 1,583 1,770
Pool# 442138
8.00%, 11/15/2026 13,925 15,131
Pool# 399109
7.50%, 2/15/2027 5,604 5,936
Pool# 445661
7.50%, 7/15/2027 2,320 2,356
Pool# 443887
7.50%, 8/15/2027 3,947 4,006
Pool# 455381
7.50%, 8/15/2027 2,692 2,928
Pool# 450591
7.50%, 8/15/2027 460 470
Pool# 453295
7.50%, 8/15/2027 237 243
Pool# 446699
6.00%, 8/15/2028 6,581 7,370
Pool# 482748
6.00%, 9/15/2028 26,960 30,205
Pool# 460906
6.00%, 9/15/2028 3,756 4,201
Pool# 476969
6.50%, 1/15/2029 17,493 19,551
Pool# 781029
6.50%, 5/15/2029 55,704 62,536
GNMA TBA
2.00%, 12/15/2051 9,000,000 9,093,692
2.50%, 12/15/2051 10,000,000 10,258,789
Total Mortgage-Backed Securities
(cost $62,749,875)
63,090,845
U.S. Treasury Obligations 29.5%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
0.00%, 11/4/2021 7,000,000 6,999,980
0.00%, 11/18/2021 15,000,000 14,999,646
0.00%, 12/16/2021 10,000,000 9,999,031
0.00%, 12/30/2021 2,000,000 1,999,721
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 778,429
4.38%, 11/15/2039 2,400,000 3,327,656
1.13%, 5/15/2040 17,455,000 15,104,711
4.38%, 5/15/2040 8,870,000 12,362,563
2.25%, 8/15/2049 11,385,000 12,134,364
2.00%, 2/15/2050 8,630,000 8,728,436
1.63%, 11/15/2050 4,860,000 4,507,650
1.88%, 2/15/2051 4,625,000 4,549,844
2.38%, 5/15/2051 3,360,000 3,692,850
2.00%, 8/15/2051 12,755,000 12,936,360
U.S. Treasury Notes
0.88%, 6/30/2026 10,470,000 10,332,581
0.63%, 7/31/2026 12,895,000 12,568,092
0.75%, 8/31/2026 20,770,000 20,352,977
1.13%, 2/15/2031 9,405,000 9,071,416
1.63%, 5/15/2031 2,170,000 2,185,258
1.25%, 8/15/2031 13,785,000 13,395,143
Total U.S. Treasury Obligations
(cost $181,596,312)
180,026,708
Short-Term Investments 3.8%
U.S. Treasury Obligations 3.8%
U.S. Treasury Bills
0.03%, 12/2/2021 5,000,000 4,999,731
0.05%, 12/23/2021 10,000,000 9,998,808
0.05%, 1/6/2022 2,000,000 1,999,752
0.05%, 1/27/2022 6,120,000 6,119,150
Total U.S. Treasury Obligations
(cost $23,118,215)
23,117,441
Total Short-Term Investments
(cost $23,118,215)
23,117,441
Total Investments
(cost $659,521,674) — 108.3%
660,195,786
Liabilities in excess of other
assets — (8.3)% (50,683,623)
NET ASSETS — 100.0%
$ 609,512,163
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $129,591,558 which represents 21.26% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.

Nationwide Loomis Core Bond Fund - October 31, 2021 - Statement of Investments - 61
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 20.3%
Principal
Amount ($) Value ($)
Automobiles 15.8%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 729,540 734,692
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 21,700 21,714
Series 2021-1, Class A,
0.35%, 5/13/2024(a) 185,662 185,698
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 165,931
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 337,092 337,190
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 665,443 670,435
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 215,000 214,413
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 55,201 55,313
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,271,422
AmeriCredit Automobile
Receivables Trust
Series 2021-1, Class A3,
0.37%, 8/18/2025 730,000 728,493
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 25,103
Series 2020-3, Class C,
1.06%, 8/18/2026 55,000 55,138
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 280,000 279,921
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 602,423
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 258,398 260,491
Carmax Auto Owner Trust
Series 2020-1, Class A2,
1.87%, 4/17/2023 46,567 46,603
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 199,312
Carvana Auto Receivables
Trust, Series 2021-N2,
Class B, 0.75%, 3/10/2028 130,000 129,397
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 253,125
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 282,140
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 273,866
Series 2021-4 1.26%,
10/15/2030(a) 255,000 254,386
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 460,000 459,930
Drive Auto Receivables Trust
Series 2020-1, Class B,
2.08%, 7/15/2024 217,465 217,909
Series 2021-1, Class B,
0.65%, 7/15/2025 235,000 235,155
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 105,753 106,193
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 263,698 263,718
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 63,235 63,771
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 139,382
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 226,334
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 174,988
Exeter Automobile
Receivables Trust
Series 2021-1A, Class A2,
0.30%, 6/15/2023 62,686 62,686
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 67,436 67,579
Series 2021-1A, Class B,
0.50%, 2/18/2025 135,000 135,017
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 189,267
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 206,330
Series 2021-2A, Class B,
0.57%, 9/15/2025 195,000 194,590
First Investors Auto Owner
Trust
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 55,744 55,952
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 141,100 141,004
Flagship Credit Auto Trust
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 188,517 189,729
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 698 699
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 711,934
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 381,322 381,045
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 174,150
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 171,764 172,296
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 685,856 691,454

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Statement of Investments - 63
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 269,421
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 472,878
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 742,175
GLS Auto Receivables Issuer
Trust
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 425,000 426,791
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 263,333
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 120,205
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 38,743 38,827
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,270
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 241,515 243,611
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 184,371
GM Financial Leasing Trust,
Series 2021-1, Class A3,
0.26%, 2/20/2024 585,000 584,110
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 201,545 203,133
Series 2021-A, Class A3,
0.37%, 4/15/2026 330,000 329,573
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 871,376 879,403
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 283,706
Hyundai Auto Lease
Securitization Trust, Series
2020-A, Class A3, 1.95%,
7/17/2023(a) 583,027 585,644
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 539,604 543,902
Mercedes-Benz Auto Lease
Trust, Series 2020-A, Class
A3, 1.84%, 12/15/2022 296,820 298,056
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 264,680 265,795
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust, Series 2020-
1A, Class C, 1.31%,
11/16/2026(a) 480,000 481,379
Santander Consumer Auto
Receivables Trust
Series 2020-AA, Class A,
1.37%, 10/15/2024(a) 174,820 175,574
Series 2020-AA, Class C,
3.71%, 2/17/2026(a) 175,000 182,323
Santander Drive Auto
Receivables Trust
Series 2021-1, Class A3,
0.32%, 9/16/2024 690,000 690,154
Series 2019-2, Class C,
2.90%, 10/15/2024 349,823 352,051
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,194
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 265,611
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 421,807
Series 2021-2, Class C,
0.90%, 6/15/2026 275,000 275,047
Series 2021-3, Class C,
0.95%, 9/15/2027 410,000 407,700
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 170,545
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 871,255 878,801
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,257,158 2,275,371
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 98,210 98,242
Westlake Automobile
Receivables Trust
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 36,448 36,487
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 167,315
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 80,379
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 569,724
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 67,745 68,049
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 259,153 259,644
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,593,904

64 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,043,687 1,052,936
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 465,797
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 188,061
30,425,617
Credit Card 1.1%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 936,134
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,216,743
2,152,877
Other 2.2%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 218,957
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 295,000 292,778
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 95,594
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 143,660 146,803
FREED ABS Trust, Series
2021-3FP, Class A, 0.62%,
11/20/2028(a) 160,000 159,924
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 217,159 217,440
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 605,685
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 340,000 339,989
Marlette Funding Trust, Series
2021-3A, Class A, 0.65%,
12/15/2031(a) 335,000 334,681
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 447,908
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 810,316 809,624
SCF Equipment Leasing LLC,
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 568,727 568,180
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 38,019 38,133
4,275,696
Student Loan 1.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 248,291 261,253
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 183,108 183,615
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 166,568 165,412
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 62,839 62,823
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 467,842 465,878
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 962,129 951,575
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.44%,
2/25/2042(a)(b) 90,091 89,705
SoFi Professional Loan
Program Trust, Series 2020-
A, Class A1FX, 2.06%,
5/15/2046(a) 105,936 106,070
2,286,331
Total Asset-Backed Securities
(cost $38,917,459)
39,140,521
Collateralized Mortgage Obligations 1.2%
FHLMC REMICS
Series 4060, Class EA,
1.75%, 6/15/2022 10,659 10,686
Series 2611, Class HD,
5.00%, 5/15/2023 18,072 18,540
Series 3585, Class LA,
3.50%, 10/15/2024 5,701 5,881
Series 3609, Class LE,
3.00%, 12/15/2024 2 2
Series 3721, Class PE,
3.50%, 9/15/2040 62,833 66,701
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 17,873 17,911
Series 2012-100, Class WA,
1.50%, 9/25/2027 138,711 140,073
Series 2012-93, Class DP,
1.50%, 9/25/2027 120,096 121,448
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 17,083 17,381

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Statement of Investments - 65
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2009-88, Class QE,
3.00%, 9/16/2039 25,326 25,777
Series 2011-39, Class NE,
3.50%, 9/16/2039 59,823 62,375
Series 2010-H22, Class FE,
0.43%, 5/20/2059(b) 64,894 64,885
Series 2010-H02, Class FA,
0.77%, 2/20/2060(b) 256,420 257,533
Series 2011-H11, Class FA,
0.58%, 3/20/2061(b) 181,696 182,247
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,889 5,074
Series 2012-H18, Class NA,
0.60%, 8/20/2062(b) 74,982 75,256
Series 2016-H13, Class FT,
0.66%, 5/20/2066(b) 54,445 54,583
Series 2017-H25, Class FD,
0.23%, 12/20/2067(b) 77,450 77,182
Series 2019-H01, Class FJ,
0.38%, 9/20/2068(b) 152,674 152,546
Series 2019-H01, Class FT,
0.48%, 10/20/2068(b) 358,389 358,576
Series 2019-H13, Class FT,
0.52%, 8/20/2069(b) 599,445 598,991
Total Collateralized Mortgage Obligations
(cost $2,310,599)
2,313,648
Commercial Mortgage-Backed Securities 3.7%
AOA Mortgage Trust, Series
2021-1177, Class A, 0.00%,
10/15/2038(a)(b) 680,000 679,798
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
2.23%, 10/15/2037(a)(b) 425,000 426,876
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,229,705 1,254,384
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
0.00%, 10/15/2036(a)(b) 680,000 680,000
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 313,185
DROP Mortgage Trust, Series
2021-FILE, Class A, 1.24%,
4/15/2026(a)(b) 525,000 525,909
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 354,125
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 102,967
Med Trust, Series 2021-
MDLN, Class A, 0.00%,
11/15/2026(a)(b) 250,000 250,000
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 565,000 590,719
OPG Trust, Series 2021-
PORT, Class A, 0.58%,
10/15/2036(a)(b) 785,000 778,689
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 1.56%,
11/15/2027(a)(b) 336,810 205,454
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,063,173
Total Commercial Mortgage-Backed
Securities
(cost $7,291,472) 7,225,279
Corporate Bonds 55.3%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,138
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 285,882
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 124,137
410,019
Auto Components 0.1%
Icahn Enterprises LP ,
5.25%, 5/15/2027 275,000 286,000
Automobiles 2.0%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,217,487
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 780,388
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 707,026
Kia Corp. ,
1.00%, 4/16/2024(a) 205,000 204,207
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 515,506
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 351,940
3,776,554
Banks 15.1%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,221,131
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 601,003

66 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA ,
2.75%, 5/28/2025 600,000 623,550
Bank of America Corp. ,
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 680,000 681,378
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 383,910
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 291,130
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,210,490
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 419,767
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 585,839
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 245,000 240,617
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 815,000 811,544
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 335,030
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 653,693
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 94,582
(SOFR + 1.18%), 0.00%,
11/3/2032(c) 250,000 249,247
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 393,229
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 621,903
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 678,322
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 657,308
Fifth Third Bank NA ,
1.80%, 1/30/2023 1,005,000 1,019,644
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 707,597
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 450,000 441,394
ING Groep NV ,
4.10%, 10/2/2023 790,000 839,901
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 596,502
(SOFR + 0.58%), 0.97%,
6/23/2025(c) 845,000 840,185
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyBank NA ,
3.30%, 2/1/2022 500,000 503,843
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 359,751
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 548,786
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,166,706
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,125,191
1.88%, 12/13/2022 1,215,000 1,235,662
NatWest Markets plc ,
1.60%, 9/29/2026(a) 900,000 888,160
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 695,000 684,416
Royal Bank of Canada ,
2.80%, 4/29/2022 545,000 551,651
2.30%, 11/3/2031 430,000 428,951
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 647,302
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,234,215
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 846,454
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 795,000 775,082
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.29%,
1/6/2023(c) 1,075,000 1,076,001
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 400,839
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 457,553
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 326,623
2.00%, 1/13/2023 605,000 616,174
29,072,256
Beverages 0.6%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 617,216
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 487,758
1,104,974
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021 580,000 580,497

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.1%
Masonite International Corp. ,
3.50%, 2/15/2030(a) 175,000 170,790
Capital Markets 7.0%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 510,158
Ares Capital Corp. ,
2.88%, 6/15/2028 465,000 466,980
3.20%, 11/15/2031 485,000 483,326
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 285,000 278,706
Blackstone Holdings Finance
Co. LLC ,
1.63%, 8/5/2028(a) 695,000 672,129
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 355,000 348,199
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 415,201
Credit Suisse Group AG ,
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(c) 305,000 310,539
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 455,000 455,076
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 94,723
3.13%, 10/12/2028 390,000 384,280
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 855,000 852,670
Series VAR, (SOFR
+ 0.54%), 0.63%,
11/17/2023(c) 655,000 654,246
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 730,000 730,708
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 555,000 551,153
Hercules Capital, Inc. ,
2.63%, 9/16/2026 175,000 172,389
Jefferies Group LLC ,
2.63%, 10/15/2031 490,000 480,740
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 2,750
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,228,149
Main Street Capital Corp. ,
3.00%, 7/14/2026 490,000 494,561
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,077,728
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 834,009
(SOFR + 0.53%), 0.79%,
5/30/2025(c) 1,020,000 1,009,030
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 325,000 324,211
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 156,004
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 323,442
3.40%, 7/15/2026 90,000 92,481
13,403,588
Chemicals 0.3%
Ashland LLC ,
3.38%, 9/1/2031(a) 350,000 345,625
Chemours Co. (The) ,
4.63%, 11/15/2029(a) 250,000 240,625
586,250
Consumer Finance 3.7%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 290,894
3.00%, 10/29/2028 240,000 243,343
Ally Financial, Inc. ,
1.45%, 10/2/2023 520,000 525,024
2.20%, 11/2/2028 145,000 143,143
American Express Co. ,
3.70%, 8/3/2023 665,000 698,869
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 386,499
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 205,359
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 907,880
(SOFR + 0.86%), 0.00%,
11/2/2027(c) 675,000 672,862
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 325,300
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 270,000 269,539
2.90%, 2/26/2025 290,000 301,767
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 232,044
3.35%, 6/8/2025(a) 70,000 73,893
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 515,205
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 976,762
1.80%, 2/6/2025 135,000 138,097
Synchrony Financial ,
2.85%, 7/25/2022 155,000 157,367
4.38%, 3/19/2024 120,000 128,314
7,192,161
Containers & Packaging 0.4%
Canpack SA ,
3.88%, 11/15/2029(a) 690,000 684,825
Diversified Financial Services 1.1%
Blackstone Private Credit
Fund ,
1.75%, 9/15/2024(a) 375,000 371,517

68 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Blackstone Private Credit
Fund,
2.63%, 12/15/2026(a) 605,000 593,661
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 343,035
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 395,739
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 503,417
2,207,369
Diversified Telecommunication Services 0.5%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 428,290
NBN Co. Ltd. ,
1.45%, 5/5/2026(a) 595,000 588,044
1,016,334
Electric Utilities 3.2%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 855,614
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.61%,
11/1/2023(c) 1,085,000 1,085,339
Enel Finance International NV ,
1.38%, 7/12/2026(a) 490,000 481,863
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,223,128
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 500,562
(SOFR + 0.40%), 0.00%,
11/3/2023(c) 170,000 170,097
NRG Energy, Inc. ,
3.88%, 2/15/2032(a) 345,000 338,100
Pacific Gas and Electric Co. ,
(ICE LIBOR USD 3
Month + 1.38%), 1.50%,
11/15/2021(c) 400,000 400,037
Southern California Edison
Co. ,
Series J, 0.70%, 8/1/2023 360,000 359,092
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 743,693
6,157,525
Equity Real Estate Investment Trusts (REITs) 1.5%
EPR Properties ,
3.60%, 11/15/2031 105,000 105,257
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 703,379
GLP Capital LP ,
5.25%, 6/1/2025 600,000 665,586
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kilroy Realty LP ,
2.65%, 11/15/2033 240,000 234,679
Lexington Realty Trust ,
2.38%, 10/1/2031 160,000 153,958
Office Properties Income
Trust ,
4.50%, 2/1/2025 400,000 425,405
3.45%, 10/15/2031 370,000 361,428
Simon Property Group LP ,
3.50%, 9/1/2025 295,000 317,830
2,967,522
Food Products 0.9%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 854,252
Lamb Weston Holdings, Inc. ,
4.13%, 1/31/2030(a) 670,000 670,636
Pilgrim's Pride Corp. ,
3.50%, 3/1/2032(a) 260,000 260,650
1,785,538
Gas Utilities 0.6%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 259,274
3.55%, 4/1/2023 750,000 778,091
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 184,404
1,221,769
Health Care Providers & Services 0.4%
Centene Corp. ,
2.63%, 8/1/2031 235,000 231,174
Cigna Corp. ,
3.75%, 7/15/2023 289,000 303,286
CVS Health Corp. ,
3.70%, 3/9/2023 157,000 163,058
697,518
Hotels, Restaurants & Leisure 0.3%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 143,904
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 405,309
5.38%, 4/23/2025 65,000 72,422
621,635
Household Durables 0.4%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 597,312
TopBuild Corp. ,
4.13%, 2/15/2032(a) 210,000 211,837
809,149
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 331,097

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Clearway Energy Operating
LLC ,
3.75%, 1/15/2032(a) 345,000 343,337
674,434
Industrial Conglomerates 0.2%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 315,000
Insurance 4.7%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,215,032
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 322,778
Athene Global Funding ,
2.50%, 1/14/2025(a) 55,000 56,701
2.50%, 3/24/2028(a) 490,000 495,942
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 135,000 134,686
F&G Global Funding ,
0.90%, 9/20/2024(a) 985,000 975,627
GA Global Funding Trust ,
1.00%, 4/8/2024(a) 95,000 94,762
1.95%, 9/15/2028(a) 390,000 379,372
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 990,688
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.65%,
1/6/2023(a)(c) 1,205,000 1,210,432
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,000,977
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 567,533
0.90%, 6/8/2023(a) 445,000 447,487
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 380,000 387,035
1.51%, 9/28/2026(a) 300,000 295,506
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 450,211
9,024,769
Internet & Direct Marketing Retail 0.1%
Prosus NV ,
3.06%, 7/13/2031(a) 220,000 213,531
IT Services 0.7%
DXC Technology Co. ,
1.80%, 9/15/2026 790,000 778,164
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 598,964
1,377,128
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 234,218
Media 0.1%
Sirius XM Radio, Inc. ,
3.88%, 9/1/2031(a) 170,000 163,307
Metals & Mining 0.4%
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 201,850
2.63%, 9/23/2031(a) 295,000 287,523
Novelis Corp. ,
3.88%, 8/15/2031(a) 345,000 336,824
826,197
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Blackstone Mortgage Trust,
Inc. ,
3.75%, 1/15/2027(a) 490,000 487,477
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 304,500
791,977
Multiline Retail 0.1%
Falabella SA ,
3.38%, 1/15/2032(a) 235,000 233,238
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 309,608
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,101,358
1,410,966
Oil, Gas & Consumable Fuels 2.2%
Diamondback Energy, Inc. ,
0.90%, 3/24/2023 215,000 215,000
EQT Corp. ,
6.63%, 2/1/2025(e) 240,000 270,000
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 76,559
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 714,306
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 777,756
MPLX LP ,
3.38%, 3/15/2023 780,000 806,408
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 315,000 314,002
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 971,066
4,145,097
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 728,791
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 403,631

70 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 101,242
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 707,499
1,941,163
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 154,998
Road & Rail 1.0%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 212,098
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 889,170
4.00%, 7/15/2025(a) 45,000 48,786
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 271,352
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 493,001
1,914,407
Semiconductors & Semiconductor Equipment 1.0%
Marvell Technology, Inc. ,
4.20%, 6/22/2023(a) 600,000 630,015
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 345,265
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 525,074
TSMC Arizona Corp. ,
1.75%, 10/25/2026 360,000 361,920
1,862,274
Software 0.6%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 226,662
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 1,003,037
1,229,699
Specialty Retail 0.6%
Group 1 Automotive, Inc. ,
4.00%, 8/15/2028(a) 665,000 665,133
Lithia Motors, Inc. ,
3.88%, 6/1/2029(a) 215,000 222,794
Lowe's Cos., Inc. ,
1.70%, 9/15/2028 285,000 279,598
1,167,525
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC ,
5.85%, 7/15/2025 390,000 448,242
Textiles, Apparel & Luxury Goods 0.2%
Crocs, Inc. ,
4.13%, 8/15/2031(a) 290,000 291,813
Thrifts & Mortgage Finance 0.7%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 921,041
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
Rocket Mortgage LLC ,
4.00%, 10/15/2033(a) 455,000 448,134
1,369,175
Trading Companies & Distributors 0.9%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 241,426
0.70%, 2/15/2024 505,000 499,250
0.80%, 8/18/2024 200,000 196,728
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 332,276
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 535,201
1,804,881
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 328,103
Total Corporate Bonds
(cost $105,463,458)
106,698,553
Foreign Government Security 0.2%
PERU 0.2%
Republic of Peru ,
3.00%, 1/15/2034 345,000 341,205
Total Foreign Government Security
(cost $342,119)
341,205
Mortgage-Backed Securities 0.7%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 54,771 57,399
Pool# G13746
4.50%, 1/1/2025 41,655 43,540
Pool# G13888
5.00%, 6/1/2025 8,733 9,039
Pool# J19197
3.00%, 5/1/2027 159,506 167,474
Pool# C00748
6.00%, 4/1/2029 5,977 6,824
Pool# C01418
5.50%, 10/1/2032 38,645 44,626
Pool# G01740
5.50%, 12/1/2034 22,174 25,710
Pool# G04342
6.00%, 4/1/2038 26,180 30,949
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 26,322 27,971
Pool# 848191
2.33%, 12/1/2034(b) 140,805 143,301
FNMA Pool# 815323 ,
1.74%, 1/1/2035 (b) 41,900
43,472

Nationwide Loomis Short Term Bond Fund - October 31, 2021 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 9,424 9,749
Pool# 931892
4.50%, 9/1/2024 156,986 164,604
Pool# AL0802
4.50%, 4/1/2025 32,328 33,782
Pool# AB2518
4.00%, 3/1/2026 34,001 36,048
Pool# AB4998
3.00%, 4/1/2027 266,861 280,636
Pool# MA1174
3.00%, 9/1/2027 44,506 46,804
Pool# 190307
8.00%, 6/1/2030 528 612
Pool# 253516
8.00%, 11/1/2030 438 507
Pool# 725773
5.50%, 9/1/2034 48,424 56,096
Pool# 811773
5.50%, 1/1/2035 48,420 56,266
GNMA Pool# 5080 ,
4.00%, 6/20/2026 41,470
43,935
Total Mortgage-Backed Securities
(cost $1,278,861)
1,329,344
U.S. Treasury Obligations 17.7%
U.S. Treasury Notes
0.13%, 5/31/2023 3,035,000 3,023,145
0.13%, 6/30/2023 4,005,000 3,987,635
0.13%, 7/31/2023 5,950,000 5,918,855
0.13%, 8/31/2023 9,885,000 9,828,238
0.25%, 9/30/2023 4,575,000 4,556,414
0.63%, 7/31/2026 495,000 482,451
0.75%, 8/31/2026 1,775,000 1,739,361
0.88%, 9/30/2026 4,595,000 4,527,870
Total U.S. Treasury Obligations
(cost $34,190,836)
34,063,969
Total Investments
(cost $189,794,804) — 99.1%
191,112,519
Other assets in excess of
liabilities — 0.9% 1,787,316
NET ASSETS — 100.0%
$ 192,899,835
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $62,867,762 which represents 32.59% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

72 - Statement of Investments - October 31, 2021 - Nationwide Loomis Short Term Bond Fund
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 31 12/2021 USD 6,796,750 (29,362)
(29,362)
Short Contracts
U.S. Treasury 5 Year Note (32) 12/2021 USD (3,896,000) 53,940
U.S. Treasury 10 Year Ultra Note (38) 12/2021 USD (5,511,188) 93,143
147,083
117,721
As of October 31, 2021, the Fund had $327,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

74 - Statements of Assets and Liabilities - October 31, 2021 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Assets:
Investment securities, at value
*
$ 344,578,015 $ 1,039,548,980
Repurchase agreement, at value — —
Cash 21,321,695 29,148,790
Cash pledged for swap contracts 120,772 —
Restricted cash, collateral for TBAs — —
Deposits with broker for futures contracts 328,287 —
Interest receivable 1,717,292 6,905,835
Security lending income receivable 197 5,456
Receivable for investments sold 496,594 9,580,605
Receivable for capital shares issued 28,842 49,478
Receivable for variation margin on centrally cleared swap contracts 1,514 —
Due from custodian — 878,833
Receivable for reimbursement from investment adviser (Note 3) 22,902 —
Prepaid advisory fees — —
Prepaid expenses 35,154 21,138
Total Assets 368,651,264 1,086,139,115
Liabilities:
Payable for investments purchased 25,732,628 31,826,423
Distributions payable 4,232 14,526
Payable for capital shares redeemed 61,800 305,041
Payable for variation margin on futures contracts 196,046 —
Written options, at value (Note 2) 178,500 —
Payable upon return of securities loaned (Note 2) 186,480 6,160,440
Accrued expenses and other payables:
Investment advisory fees 116,910 379,443
Fund administration fees 21,292 42,135
Distribution fees 4,138 3,439
Administrative servicing fees 16,575 10,432
Accounting and transfer agent fees 8,249 4,640
Trustee fees 1,179 3,619
Custodian fees 3,077 10,563
Compliance program costs (Note 3) 80 236
Professional fees 22,451 29,608
Printing fees 19,670 25,546
Other 11,313 17,340
Total Liabilities 26,584,620 38,833,431
Net Assets $ 342,066,644 $ 1,047,305,684
* Includes value of securities on loan (Note 2) 184,298 6,020,740
Cost of investment securities 338,240,468 1,021,766,267
Cost of repurchase agreement — —
Premiums of written options (111,127) —
Represented by:
Capital $ 333,911,235 $ 1,024,350,147
Total distributable earnings (loss) 8,155,409 22,955,537
Net Assets $ 342,066,644 $ 1,047,305,684

Fixed lncome Funds - October 31, 2021 - Statements of Assets and Liabilities - 75
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ 312,986,164 $ 253,805,050 $ 660,195,786 $ 191,112,519
243,000,000 — — —
881,611 4,297,304 12,518,006 4,431,273
— — — —
— — 492,051 —
— 49,411 340,230 326,973
18,517 415,953 2,426,714 679,301
— — — —
1,651,467 — 62,244,129 2,072,251
211,868 22,932 194,347 18,812
— — — —
— — — —
55 13,073 — 9,615
43,185 — — —
94,271 23,398 27,269 30,628
558,887,138 258,627,121 738,438,532 198,681,372
— — 128,378,286 5,563,334
— — 1,015 2,139
794,456 48,817 44,483 51,138
— 36,782 — 6,445
— — — —
— — — —
— 55,069 204,631 57,689
27,379 19,766 26,308 18,785
— 2,512 4,263 6,346
— 4,050 199,879 10,165
98,238 4,487 5,946 5,335
1,896 895 2,113 676
2,545 761 57 2,591
120 58 140 45
28,218 20,277 24,204 20,020
130,431 28,564 21,838 25,901
19,562 10,416 13,206 10,928
1,102,845 232,454 128,926,369 5,781,537
$ 557,784,293 $ 258,394,667 $ 609,512,163 $ 192,899,835
— — — —
312,986,164 230,017,416 659,521,674 189,794,804
243,000,000 — — —
— — — —
$ 557,760,229 $ 235,678,134 $ 606,348,483 $ 194,427,030
24,064 22,716,533 3,163,680 (1,527,195)
$ 557,784,293 $ 258,394,667 $ 609,512,163 $ 192,899,835

76 - Statements of Assets and Liabilities - October 31, 2021 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Net Assets:
Class A Shares $ 14,584,582 $ 16,089,205
Class C Shares 1,216,788 —
Class R6 Shares 287,636,806 1,020,063,285
Institutional Service Class Shares 38,628,468 11,153,194
Investor Shares — —
Service Class Shares — —
Total $ 342,066,644 $ 1,047,305,684
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,465,983 1,526,586
Class C Shares 122,158 —
Class R6 Shares 28,858,149 96,721,730
Institutional Service Class Shares 3,877,696 1,057,244
Investor Shares — —
Service Class Shares — —
Total 34,323,986 99,305,560
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9.95(a) $ 10.54(b)
Class C Shares $ 9.96(d) $ —
Class R6 Shares $ 9.97 $ 10.55
Institutional Service Class Shares $ 9.96 $ 10.55
Investor Shares $ — $ —
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.18 $ 11.01
Maximum Sales Charge:
Class A Shares 2.25% 4.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - October 31, 2021 - Statements of Assets and Liabilities - 77
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ — $ 11,747,331 $ 13,647,283 $ 20,441,021
— — 2,038,065 3,046,692
218,056,396 219,567,719 184,050,648 151,364,834
— 27,079,617 409,776,167 18,047,288
338,228,082 — — —
1,499,815 — — —
$ 557,784,293 $ 258,394,667 $ 609,512,163 $ 192,899,835
— 1,053,664 1,243,364 1,991,155
— — 186,891 293,189
218,049,444 19,536,787 16,444,791 14,717,188
— 2,411,961 36,610,854 1,754,845
338,215,007 — — —
1,499,772 — — —
557,764,223 23,002,412 54,485,900 18,756,377
$ — $ 11.15(a) $ 10.98(c) $ 10.27(c)
$ — $ — $ 10.91(d) $ 10.39(d)
$ 1.00 $ 11.24 $ 11.19 $ 10.28
$ — $ 11.23 $ 11.19 $ 10.28
$ 1.00 $ — $ — $ —
$ 1.00 $ — $ — $ —
$ — $ 11.41 $ 11.23 $ 10.51
–% 2.25% 2.25% 2.25%

78 - Statements of Operations - For the Year Ended October 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Fund
Nationwide Core
Plus Bond Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 7,825,939 $ 27,528,227
Income from securities lending (Note 2) 197 41,351
Interest income from affiliated issuers — —
Dividend income from unaffiliated issuers — 474,777
Total Income 7,826,136 28,044,355
EXPENSES:
Investment advisory fees 1,408,169 4,864,335
Fund administration fees 170,229 370,054
Distribution fees Class A 38,364 43,241
Distribution fees Class C 15,379 —
Distribution fees Service Class — —
Administrative servicing fees Class A 4,604 13,837
Administrative servicing fees Class C 769 —
Administrative servicing fees Institutional Service Class 33,172 6,719
Administrative servicing fees Investor — —
Administrative servicing fees Service Class — —
Registration and filing fees 67,636 47,409
Professional fees 47,511 72,589
Printing fees 20,103 37,913
Trustee fees 10,228 32,791
Custodian fees 13,716 43,836
Accounting and transfer agent fees 45,102 25,014
Compliance program costs (Note 3) 1,253 4,005
Other 13,160 30,232
Total expenses before fees waived and expenses reimbursed 1,889,395 5,591,975
Distribution fees voluntarily waived - Service Class (Note 3) — —
Investment advisory fees waived (Note 3) — (79,970)
Investment advisory fees voluntarily waived (Note 3) — (42,358)
Administrative servicing fees voluntarily waived - Investor (Note 3) — —
Administrative servicing fees voluntarily waived - Service Class (Note 3) — —
Expenses reimbursed by adviser (Note 3) (258,511) —
Net Expenses 1,630,884 5,469,647
NET INVESTMENT INCOME 6,195,252 22,574,708
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers — —
Transactions in investment securities of unaffiliated issuers (Note 11) 5,507,910 12,077,485
Expiration or closing of futures contracts (Note 2) (2,433,380) —
Expiration or closing of option contracts written (Note 2) 101,762 —
TBA Sale Commitments (Note 2) — —
Expiration or closing of swap contracts (Note 2) (77,189) —
Net realized gains (losses) 3,099,103 12,077,485
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers — —
Investment securities of unaffiliated issuers (7,467,200) (17,150,431)
Futures contracts (Note 2) 1,868,916 —
Written options contracts (Note 2) (67,373) —
Swap contracts (Note 2) (8,938) —
Net change in unrealized appreciation/depreciation (5,674,595) (17,150,431)
Net realized/unrealized gains (losses) (2,575,492) (5,072,946)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,619,760 $ 17,501,762
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Year Ended October 31, 2021 - Statements of Operations - 79
Nationwide
Government Money
Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 500,796 $ 10,926,641 $ 11,298,975 $ 4,087,359
— — 229 —
— — 2,623 —
— — — —
500,796 10,926,641 11,301,827 4,087,359
1,788,897 660,807 2,393,476 723,997
221,644 147,293 228,051 136,403
— 30,793 35,042 53,575
— — 19,130 30,724
2,617 — — —
— 19,105 9,318 20,710
— — 1,455 4,097
— 39,604 1,015,067 7,686
359,254 — — —
2,617 — — —
49,246 45,625 56,015 56,077
53,212 36,568 56,004 42,469
148,556 15,777 21,220 18,009
17,378 7,705 17,624 6,013
5,542 9,532 23,304 8,235
561,437 23,735 35,283 28,949
2,126 960 2,228 740
17,935 5,331 16,311 9,083
3,230,461 1,042,835 3,929,528 1,146,767
(2,617) — — —
(105,160) — — —
(2,260,115) — — —
(359,254) — — —
(2,617) — — —
(518) (156,753) — (96,186)
500,180 886,082 3,929,528 1,050,581
616 10,040,559 7,372,299 3,036,778
— — 87,607 —
23,448 2,702,448 3,477,945 2,032,712
— 456,839 1,327,343 250,781
— — — —
— — 38,689 —
— — — —
23,448 3,159,287 4,931,584 2,283,493
— — (33,605) —
— 2,441,333 (12,894,392) (3,394,619)
— (82,712) (282,683) 50,231
— — — —
— — — —
— 2,358,621 (13,210,680) (3,344,388)
23,448 5,517,908 (8,279,096) (1,060,895)
$ 24,064 $ 15,558,467 $ (906,797) $ 1,975,883

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2021 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 6,195,252 $ 8,724,162
Net realized gains 3,099,103 8,891,833
Net change in unrealized appreciation/depreciation (5,674,595) 2,120,429
Change in net assets resulting from operations 3,619,760 19,736,424
Distributions to Shareholders From:
Distributable earnings:
Class A (625,312) (370,431)
Class C (51,367) (22,641)
Class R (a) — (4,817)
Class R6 (12,213,320) (8,057,710)
Institutional Service Class (1,737,021) (1,232,606)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (14,627,020) (9,688,205)
Change in net assets from capital transactions (5,758,238) (21,509,769)
Change in net assets (16,765,498) (11,461,550)
Net Assets:
Beginning of year 358,832,142 370,293,692
End of year $ 342,066,644 $ 358,832,142

Fixed Income Funds - October 31, 2021 - Statements of Changes in Net Assets - 81
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 22,574,708 $ 29,495,690 $ 616 $ 2,325,319
12,077,485 40,328,737 23,448 2,187
(17,150,431) 1,894,254 — —
17,501,762 71,718,681 24,064 2,327,506
(668,274) (492,928) — —
— — — —
— — — —
(45,541,981) (31,572,119) — (956,462)
(592,387) (582,004) — —
— — — (1,363,053)
— — — (5,814)
(46,802,642) (32,647,051) — (2,325,329)
(79,602,300) (79,062,184) (86,342,105) 106,196,523
(108,903,180) (39,990,554) (86,318,041) 106,198,700
1,156,208,864 1,196,199,418 644,102,334 537,903,634
$ 1,047,305,684 $ 1,156,208,864 $ 557,784,293 $ 644,102,334

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - October 31, 2021 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 606,264 $ 4,007,008
Proceeds from shares issued from class conversion (Note 1) 49,126 21,268
Dividends reinvested 601,486 355,414
Cost of shares redeemed (2,813,839) (1,592,816)
Total Class A Shares (1,556,963) 2,790,874
Class C Shares
Proceeds from shares issued 170,306 856,314
Dividends reinvested 51,296 22,167
Cost of shares redeemed in class conversion (Note 1) (49,126) (21,268)
Cost of shares redeemed (596,162) (366,439)
Total Class C Shares (423,686) 490,774
Class R Shares (a)
Proceeds from shares issued — 12,311
Dividends reinvested — 4
Cost of shares redeemed — (289,571)
Total Class R Shares — (277,256)
Class R6 Shares
Proceeds from shares issued 25,648,957 20,580,411
Dividends reinvested 12,213,315 8,057,710
Cost of shares redeemed (38,705,694) (42,707,878)
Total Class R6 Shares (843,422) (14,069,757)
Institutional Service Class Shares
Proceeds from shares issued 4,997,720 10,796,113
Dividends reinvested 1,633,204 1,139,623
Cost of shares redeemed (9,565,091) (22,380,140)
Total Institutional Service Class Shares (2,934,167) (10,444,404)
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (5,758,238) $ (21,509,769)

Fixed Income Funds - October 31, 2021 - Statements of Changes in Net Assets - 83
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 369,403 $ 1,254,695 $ — $ —
— — — —
647,557 474,429 — —
(2,791,828) (5,874,178) — —
(1,774,868) (4,145,054) — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
123,651,493 129,469,555 88,478,981 158,141,637
45,203,933 31,340,378 — 956,299
(241,881,994) (223,878,434) (128,617,672) (110,250,955)
(73,026,568) (63,068,501) (40,138,691) 48,846,981
1,488,592 6,034,913 — —
563,712 560,730 — —
(6,853,168) (18,444,272) — —
(4,800,864) (11,848,629) — —
— — 120,561,814 199,851,375
— — — 1,341,317
— — (166,646,172) (143,667,650)
— — (46,084,358) 57,525,042
— — 2,254,821 1,112,230
— — — 5,814
— — (2,373,877) (1,293,544)
— — (119,056) (175,500)
$ (79,602,300) $ (79,062,184) $ (86,342,105) $ 106,196,523

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - October 31, 2021 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 60,371 397,066
Issued in class conversion (Note 1) 4,947 2,135
Reinvested 59,567 34,876
Redeemed (279,815) (156,896)
Total Class A Shares (154,930) 277,181
Class C Shares
Issued 16,758 84,303
Reinvested 5,066 2,170
Redeemed in class conversion (Note 1) (4,938) (2,133)
Redeemed (59,702) (36,094)
Total Class C Shares (42,816) 48,246
Class R Shares (a)
Issued — 1,215
Reinvested — 1
Redeemed — (27,879)
Total Class R Shares — (26,663)
Class R6 Shares
Issued 2,570,645 2,031,457
Reinvested 1,208,466 789,705
Redeemed (3,845,709) (4,181,976)
Total Class R6 Shares (66,598) (1,360,814)
Institutional Service Class Shares
Issued 494,957 1,064,567
Reinvested 161,655 111,883
Redeemed (950,985) (2,195,330)
Total Institutional Service Class Shares (294,373) (1,018,880)
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (558,717) (2,080,930)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Effective August 12, 2021, all shares of Class R were redeemed and Class R shares are no longer offered.

Fixed Income Funds - October 31, 2021 - Statements of Changes in Net Assets - 85
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
34,568 118,865 — —
— — — —
60,455 44,687 — —
(261,792) (563,617) — —
(166,769) (400,065) — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
11,488,167 12,130,402 88,478,981 158,141,638
4,220,095 2,946,902 — 956,299
(22,724,160) (21,411,690) (128,617,672) (110,250,955)
(7,015,898) (6,334,386) (40,138,691) 48,846,982
139,656 574,452 — —
52,566 52,906 — —
(644,051) (1,756,683) — —
(451,829) (1,129,325) — —
— — 120,561,814 199,851,374
— — — 1,341,317
— — (166,646,171) (143,667,649)
— — (46,084,357) 57,525,042
— — 2,254,821 1,112,229
— — — 5,815
— — (2,373,877) (1,293,544)
— — (119,056) (175,500)
(7,634,496) (7,863,776) (86,342,104) 106,196,524

The accompanying notes are an integral part of these financial statements.
86 - Statements of Changes in Net Assets - October 31, 2021 - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 10,040,559 $ 3,237,139
Net realized gains (losses) 3,159,287 (1,258,307)
Net change in unrealized appreciation/depreciation 2,358,621 18,006,800
Change in net assets resulting from operations 15,558,467 19,985,632
Distributions to Shareholders From:
Distributable earnings:
Class A (261,940) (69,014)
Class C — —
Class R6 (5,906,067) (1,869,172)
Institutional Service Class (650,333) (205,738)
Change in net assets from shareholder distributions (6,818,340) (2,143,924)
Change in net assets from capital transactions (9,383,179) 8,604,235
Change in net assets (643,052) 26,445,943
Net Assets:
Beginning of year 259,037,719 232,591,776
End of year $ 258,394,667 $ 259,037,719
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,946,394 $ 5,061,387
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 257,971 67,051
Cost of shares redeemed (4,260,423) (3,074,710)
Total Class A Shares (1,056,058) 2,053,728
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 37,620,345 48,547,425
Dividends reinvested 5,906,067 1,869,172
Cost of shares redeemed (51,320,382) (45,907,309)
Total Class R6 Shares (7,793,970) 4,509,288
Institutional Service Class Shares
Proceeds from shares issued 4,140,250 6,836,223
Dividends reinvested 596,635 187,778
Cost of shares redeemed (5,270,036) (4,982,783)
Total Institutional Service Class Shares (533,151) 2,041,218
Change in net assets from capital transactions $ (9,383,179) $ 8,604,234

Fixed Income Funds - October 31, 2021 - Statements of Changes in Net Assets - 87
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 7,372,299 $ 9,041,432 $ 3,036,778 $ 4,632,192
4,931,584 19,016,101 2,283,493 2,694,650
(13,210,680) 5,622,613 (3,344,388) 1,615,070
(906,797) 33,680,146 1,975,883 8,941,912
(656,555) (326,037) (261,756) (425,381)
(113,119) (70,559) (28,731) (78,367)
(8,739,163) (2,255,789) (2,534,691) (3,655,921)
(18,805,026) (9,308,775) (292,322) (516,601)
(28,313,863) (11,961,160) (3,117,500) (4,676,270)
69,972,211 143,290,855 (24,114,417) (27,208,811)
40,751,551 165,009,841 (25,256,034) (22,943,169)
568,760,612 403,750,771 218,155,869 241,099,038
$ 609,512,163 $ 568,760,612 $ 192,899,835 $ 218,155,869
$ 1,725,682 $ 1,271,337 $ 3,135,873 $ 4,788,269
68,067 11,114 139,994 140,211
600,345 301,852 238,168 397,899
(1,766,998) (1,181,266) (5,717,654) (5,680,607)
627,096 403,037 (2,203,619) (354,228)
263,315 973,387 268,780 1,792,254
109,227 58,467 28,300 74,612
(68,067) (11,114) (139,994) (140,211)
(1,142,309) (1,645,607) (2,290,262) (3,122,067)
(837,834) (624,867) (2,133,176) (1,395,412)
79,556,747 145,657,939 12,568,121 26,990,020
8,728,602 2,253,691 2,533,664 3,654,208
(63,537,694) (12,220,929) (33,163,444) (39,146,160)
24,747,655 135,690,701 (18,061,659) (8,501,932)
108,525,739 87,638,658 5,335,415 4,170,159
18,790,813 9,304,604 281,026 507,644
(81,881,258) (89,121,278) (7,332,404) (21,635,042)
45,435,294 7,821,984 (1,715,963) (16,957,239)
$ 69,972,211 $ 143,290,855 $ (24,114,417) $ (27,208,811)

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - October 31, 2021 - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 269,855 489,165
Issued in class conversion (Note 1) — —
Reinvested 23,431 6,540
Redeemed (389,744) (296,420)
Total Class A Shares (96,458) 199,285
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 3,410,248 4,643,068
Reinvested 533,645 180,527
Redeemed (4,653,458) (4,493,180)
Total Class R6 Shares (709,565) 330,415
Institutional Service Class Shares
Issued 376,007 653,696
Reinvested 53,905 18,157
Redeemed (479,268) (479,428)
Total Institutional Service Class Shares (49,356) 192,425
Total change in shares (855,379) 722,125
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - October 31, 2021 - Statements of Changes in Net Assets - 89
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
153,572 110,126 303,087 473,192
6,175 990 13,574 13,652
53,636 26,942 23,013 39,168
(160,077) (105,610) (552,598) (558,667)
53,306 32,448 (212,924) (32,655)
23,578 86,396 25,619 176,889
9,808 5,266 2,701 7,263
(6,215) (996) (13,406) (13,483)
(102,459) (145,330) (218,585) (304,754)
(75,288) (54,664) (203,671) (134,085)
6,945,159 13,106,166 1,210,539 2,652,960
765,446 194,095 244,388 358,922
(5,566,575) (1,066,107) (3,198,543) (3,937,911)
2,144,030 12,234,154 (1,743,616) (926,029)
9,454,852 7,588,328 514,366 409,675
1,646,858 814,936 27,109 49,928
(7,217,863) (7,899,888) (706,964) (2,149,656)
3,883,847 503,376 (165,489) (1,690,053)
6,005,895 12,715,314 (2,325,700) (2,782,822)

90 - Financial Highlights - October 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bond Fund
Class A Shares
Year Ended October 31, 2021 $ 10.27 0.15 (0.07) 0.08 (0.19) (0.21) (0.40) $ 9.95 0.75% $ 14,584,582 0.72% 1.52% 0.80% 119.56%
Year Ended October 31, 2020 $ 10.00 0.21 0.30 0.51 (0.24) — (0.24) $ 10.27 5.16% $ 16,646,405 0.72% 2.11% 0.79% 56.59%
Year Ended October 31, 2019 $ 9.27 0.26 0.74 1.00 (0.27) — (0.27) $ 10.00 10.93% $ 13,438,635 0.72% 2.69% 0.79% 38.73%
Year Ended October 31, 2018 $ 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) $ 9.27 (1.76)% $ 10,834,040 0.74% 2.71% 0.81% 47.75%
Year Ended October 31, 2017 $ 9.87 0.22 (0.12) 0.10 (0.23) (0.04) (0.27) $ 9.70 1.02% $ 12,010,761 0.74% 2.32% 0.80% 61.91%
Class C Shares
Year Ended October 31, 2021 $ 10.28 0.08 (0.08) — (0.11) (0.21) (0.32) $ 9.96 (0.02)% $ 1,216,788 1.49% 0.75% 1.56% 119.56%
Year Ended October 31, 2020 $ 10.01 0.14 0.29 0.43 (0.16) — (0.16) $ 10.28 4.35% $ 1,696,125 1.49% 1.33% 1.56% 56.59%
Year Ended October 31, 2019 $ 9.28 0.19 0.74 0.93 (0.20) — (0.20) $ 10.01 10.07% $ 1,168,728 1.49% 1.95% 1.57% 38.73%
Year Ended October 31, 2018 $ 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) $ 9.28 (2.50)% $ 2,134,485 1.49% 1.95% 1.56% 47.75%
Year Ended October 31, 2017 $ 9.88 0.15 (0.12) 0.03 (0.16) (0.04) (0.20) $ 9.71 0.26% $ 2,952,903 1.49% 1.56% 1.55% 61.91%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 10.29 0.18 (0.08) 0.10 (0.21) (0.21) (0.42) $ 9.97 1.03% $ 287,636,806 0.44% 1.80% 0.52% 119.56%
Year Ended October 31, 2020 $ 10.02 0.24 0.30 0.54 (0.27) — (0.27) $ 10.29 5.44% $ 297,588,748 0.44% 2.39% 0.51% 56.59%
Year Ended October 31, 2019 $ 9.28 0.29 0.75 1.04 (0.30) — (0.30) $ 10.02 11.34% $ 303,434,735 0.44% 2.98% 0.51% 38.73%
Year Ended October 31, 2018 $ 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) $ 9.28 (1.57)% $ 325,877,471 0.44% 3.01% 0.51% 47.75%
Year Ended October 31, 2017 $ 9.89 0.25 (0.12) 0.13 (0.26) (0.04) (0.30) $ 9.72 1.32% $ 341,836,155 0.44% 2.61% 0.50% 61.91%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.28 0.17 (0.07) 0.10 (0.21) (0.21) (0.42) $ 9.96 0.95% $ 38,628,468 0.52% 1.72% 0.60% 119.56%
Year Ended October 31, 2020 $ 10.01 0.24 0.29 0.53 (0.26) — (0.26) $ 10.28 5.36% $ 42,900,863 0.52% 2.32% 0.59% 56.59%
Year Ended October 31, 2019 $ 9.28 0.28 0.74 1.02 (0.29) — (0.29) $ 10.01 11.16% $ 51,984,770 0.51% 2.90% 0.58% 38.73%
Year Ended October 31, 2018 $ 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) $ 9.28 (1.53)% $ 42,859,002 0.50% 2.95% 0.57% 47.75%
Year Ended October 31, 2017 $ 9.88 0.25 (0.13) 0.12 (0.25) (0.04) (0.29) $ 9.71 1.26% $ 49,456,395 0.50% 2.55% 0.56% 61.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - October 31, 2021 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Core Plus Bond
Fund
Class A Shares
Year Ended October 31, 2021 $ 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) $ 10.54 1.31% $ 16,089,205 0.81% 1.69% 0.82% 102.88%
Year Ended October 31, 2020 $ 10.41 0.24 0.41 0.65 (0.26) — (0.26) $ 10.80 6.38% $ 18,296,129 0.82% 2.25% 0.83% 99.33%
Year Ended October 31, 2019 $ 9.74 0.28 0.68 0.96 (0.29) — (0.29) $ 10.41 10.03% $ 21,798,928 0.83% 2.80% 0.84% 113.81%
Year Ended October 31, 2018 $ 10.24 0.29 (0.49) (0.20) (0.30) — (0.30) $ 9.74 (2.01)% $ 20,176,256 0.86% 2.86% 0.86% 77.41%
Year Ended October 31, 2017 $ 10.36 0.27 (0.08) 0.19 (0.29) (0.02) (0.31) $ 10.24 1.80% $ 4,867,137 0.86% 2.60% 0.86% 90.67%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) $ 10.55 1.65% $ 1,020,063,285 0.48% 2.02% 0.49% 102.88%
Year Ended October 31, 2020 $ 10.42 0.27 0.42 0.69 (0.30) — (0.30) $ 10.81 6.74% $ 1,121,592,197 0.48% 2.58% 0.49% 99.33%
Year Ended October 31, 2019 $ 9.75 0.32 0.68 1.00 (0.33) — (0.33) $ 10.42 10.40% $ 1,146,899,846 0.48% 3.15% 0.49% 113.81%
Year Ended October 31, 2018 $ 10.25 0.32 (0.49) (0.17) (0.33) — (0.33) $ 9.75 (1.65)% $ 1,149,050,660 0.49% 3.22% 0.49% 77.41%
Year Ended October 31, 2017 $ 10.37 0.30 (0.08) 0.22 (0.32) (0.02) (0.34) $ 10.25 2.18% $ 1,193,143,756 0.49% 2.96% 0.49% 90.67%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) $ 10.55 1.60% $ 11,153,194 0.53% 1.97% 0.54% 102.88%
Year Ended October 31, 2020 $ 10.42 0.27 0.41 0.68 (0.29) — (0.29) $ 10.81 6.66% $ 16,320,538 0.55% 2.53% 0.56% 99.33%
Year Ended October 31, 2019 $ 9.75 0.30 0.69 0.99 (0.32) — (0.32) $ 10.42 10.28% $ 27,500,644 0.58% 3.01% 0.59% 113.81%
Year Ended October 31, 2018 $ 10.25 0.31 (0.49) (0.18) (0.32) — (0.32) $ 9.75 (1.76)% $ 17,769,200 0.60% 3.09% 0.60% 77.41%
Year Ended October 31, 2017 $ 10.37 0.29 (0.08) 0.21 (0.31) (0.02) (0.33) $ 10.25 2.07% $ 13,021,281 0.59% 2.83% 0.59% 90.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

92 - Financial Highlights - October 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(c)(d)
Nationwide Government
Money Market Fund
Class R6 Shares(e)
Year Ended October 31, 2021 $ 1.00 — — — — — — $ 1.00 – $ 218,056,396 0.08% – 0.48%
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.46% $ 258,185,637 0.35% 0.40% 0.47%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.90% $ 209,337,773 0.47% 1.89% 0.47%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.21% $ 239,032,023 0.48% 1.18% 0.48%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.34% $ 291,012,172 0.46% 0.32% 0.47%
Investor Shares
Year Ended October 31, 2021 $ 1.00 — — — — — — $ 1.00 – $ 338,228,082 0.08% – 0.58%
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.42% $ 384,297,888 0.38% 0.38% 0.57%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.84% $ 326,771,557 0.53% 1.82% 0.53%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.13% $ 315,540,308 0.57% 1.11% 0.57%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.23% $ 332,105,990 0.57% 0.22% 0.62%
Service Class Shares
Year Ended October 31, 2021 $ 1.00 — — — — — — $ 1.00 – $ 1,499,815 0.08% – 0.78%
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.34% $ 1,618,809 0.47% 0.35% 0.77%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.62% $ 1,794,304 0.75% 1.61% 0.77%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 0.94% $ 1,867,438 0.75% 0.92% 0.78%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.14% $ 2,131,600 0.66% 0.12% 0.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - October 31, 2021 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Inflation-
Protected Securities Fund
Class A Shares
Year Ended October 31, 2021 $ 10.77 0.37 0.25 0.62 (0.24) — (0.24) $ 11.15 5.79% $ 11,747,331 0.71% 3.38% 0.77% 17.65%
Year Ended October 31, 2020 $ 9.98 0.11 0.75 0.86 (0.07) — (0.07) $ 10.77 8.63% $ 12,386,567 0.65% 1.07% 0.73% 19.71%
Year Ended October 31, 2019 $ 9.38 0.14 0.66 0.80 (0.20) — (0.20) $ 9.98 8.58% $ 9,491,215 0.57% 1.46% 0.74% 14.70%
Year Ended October 31, 2018 $ 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) $ 9.38 (1.69)% $ 11,342,122 0.58% 1.98% 0.75% 13.69%
Year Ended October 31, 2017 $ 9.86 0.13 (0.19) (0.06) (0.10) — (0.10) $ 9.70 (0.59)% $ 950,316 0.62% 1.29% 0.71% 32.57%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 10.86 0.42 0.25 0.67 (0.29) — (0.29) $ 11.24 6.26% $ 219,567,719 0.30% 3.83% 0.36% 17.65%
Year Ended October 31, 2020 $ 10.06 0.14 0.75 0.89 (0.09) — (0.09) $ 10.86 8.93% $ 219,947,457 0.30% 1.35% 0.37% 19.71%
Year Ended October 31, 2019 $ 9.46 0.17 0.66 0.83 (0.23) — (0.23) $ 10.06 8.82% $ 200,303,294 0.30% 1.74% 0.38% 14.70%
Year Ended October 31, 2018 $ 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) $ 9.46 (1.35)% $ 205,271,276 0.30% 2.55% 0.38% 13.69%
Year Ended October 31, 2017 $ 9.92 0.16 (0.19) (0.03) (0.12) — (0.12) $ 9.77 (0.26)% $ 212,806,407 0.30% 1.67% 0.39% 32.57%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.85 0.41 0.24 0.65 (0.27) — (0.27) $ 11.23 6.08% $ 27,079,617 0.45% 3.72% 0.51% 17.65%
Year Ended October 31, 2020 $ 10.05 0.13 0.75 0.88 (0.08) — (0.08) $ 10.85 8.84% $ 26,703,695 0.43% 1.22% 0.50% 19.71%
Year Ended October 31, 2019 $ 9.45 0.16 0.66 0.82 (0.22) — (0.22) $ 10.05 8.70% $ 22,797,267 0.42% 1.62% 0.50% 14.70%
Year Ended October 31, 2018 $ 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) $ 9.45 (1.45)% $ 23,578,433 0.42% 2.13% 0.50% 13.69%
Period Ended October 31,
2017(h) $ 9.72 0.18 (0.03) 0.15 (0.11) — (0.11) $ 9.76 1.58% $ 428,652 0.49% 2.02% 0.58% 32.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

94 - Financial Highlights - October 31, 2021 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Loomis Core
Bond Fund
Class A Shares
Year Ended October 31, 2021 $ 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) $ 10.98 (0.14)% $ 13,647,283 0.80% 1.11% 0.80% 222.10%
Year Ended October 31, 2020 $ 11.09 0.20 0.51 0.71 (0.21) (0.07) (0.28) $ 11.52 6.54% $ 13,708,908 0.82% 1.79% 0.82% 149.72%
Year Ended October 31, 2019 $ 10.20 0.28 0.91 1.19 (0.29) (0.01) (0.30) $ 11.09 11.73% $ 12,836,362 0.90% 2.65% 0.90% 145.32%
Year Ended October 31, 2018 $ 10.71 0.23 (0.50) (0.27) (0.24) — (0.24) $ 10.20 (2.58)% $ 11,648,044 0.91% 2.16% 0.91% 289.06%
Year Ended October 31, 2017 $ 10.94 0.21 (0.12) 0.09 (0.22) (0.10) (0.32) $ 10.71 0.90% $ 25,793,140 0.89% 1.95% 0.89% 74.15%
Class C Shares
Year Ended October 31, 2021 $ 11.45 0.07 (0.13) (0.06) (0.09) (0.39) (0.48) $ 10.91 (0.63)%(f) $ 2,038,065 1.29% 0.64% 1.29% 222.10%
Year Ended October 31, 2020 $ 11.02 0.15 0.50 0.65 (0.15) (0.07) (0.22) $ 11.45 6.05% $ 3,001,409 1.34% 1.31% 1.34% 149.72%
Year Ended October 31, 2019 $ 10.14 0.24 0.89 1.13 (0.24) (0.01) (0.25) $ 11.02 11.22% $ 3,492,303 1.34% 2.23% 1.34% 145.32%
Year Ended October 31, 2018 $ 10.64 0.19 (0.50) (0.31) (0.19) — (0.19) $ 10.14 (2.90)% $ 3,413,350 1.33% 1.79% 1.33% 289.06%
Year Ended October 31, 2017 $ 10.87 0.16 (0.12) 0.04 (0.17) (0.10) (0.27) $ 10.64 0.47% $ 5,264,883 1.34% 1.52% 1.34% 74.15%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) $ 11.19 0.08% $ 184,050,648 0.47% 1.39% 0.47% 222.10%
Year Ended October 31, 2020 $ 11.30 0.23 0.53 0.76 (0.25) (0.07) (0.32) $ 11.74 6.85% $ 167,865,682 0.48% 1.96% 0.48% 149.72%
Year Ended October 31, 2019 $ 10.39 0.32 0.93 1.25 (0.33) (0.01) (0.34) $ 11.30 12.14% $ 23,342,884 0.50% 3.00% 0.50% 145.32%
Year Ended October 31, 2018 $ 10.90 0.27 (0.50) (0.23) (0.28) — (0.28) $ 10.39 (2.14)% $ 30,609,113 0.48% 2.51% 0.48% 289.06%
Year Ended October 31, 2017 $ 11.13 0.25 (0.12) 0.13 (0.26) (0.10) (0.36) $ 10.90 1.27% $ 112,873,555 0.50% 2.27% 0.50% 74.15%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) $ 11.19 (0.17)% $ 409,776,167 0.72% 1.15% 0.72% 222.10%
Year Ended October 31, 2020 $ 11.30 0.21 0.52 0.73 (0.22) (0.07) (0.29) $ 11.74 6.59% $ 384,184,613 0.73% 1.84% 0.73% 149.72%
Year Ended October 31, 2019 $ 10.40 0.30 0.91 1.21 (0.30) (0.01) (0.31) $ 11.30 11.75% $ 364,079,222 0.75% 2.74% 0.75% 145.32%
Year Ended October 31, 2018 $ 10.91 0.25 (0.51) (0.26) (0.25) — (0.25) $ 10.40 (2.37)% $ 349,573,136 0.73% 2.31% 0.73% 289.06%
Year Ended October 31, 2017 $ 11.14 0.22 (0.11) 0.11 (0.24) (0.10) (0.34) $ 10.91 1.02% $ 479,210,207 0.74% 2.05% 0.74% 74.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - October 31, 2021 - Financial Highlights - 95
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Loomis Short-
Term Bond Fund
Class A Shares
Year Ended October 31, 2021 $ 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) $ 10.27 0.64% $ 20,441,021 0.80% 1.18% 0.85% 156.80%
Year Ended October 31, 2020 $ 10.08 0.19 0.25 0.44 (0.19) — (0.19) $ 10.33 4.39% $ 22,765,448 0.78% 1.83% 0.83% 149.16%
Year Ended October 31, 2019 $ 9.77 0.22 0.32 0.54 (0.23) — (0.23) $ 10.08 5.57% $ 22,553,900 0.78% 2.27% 0.81% 126.63%
Year Ended October 31, 2018 $ 9.92 0.16 (0.14) 0.02 (0.17) — (0.17) $ 9.77 0.24% $ 24,048,565 0.78% 1.66% 0.80% 134.55%
Year Ended October 31, 2017 $ 9.99 0.10 (0.05) 0.05 (0.12) — (0.12) $ 9.92 0.48% $ 48,678,419 0.78% 1.03% 0.79% 48.34%
Class C Shares
Year Ended October 31, 2021 $ 10.46 0.07 (0.07) — (0.07) — (0.07) $ 10.39 0.02% $ 3,046,692 1.30% 0.66% 1.34% 156.80%
Year Ended October 31, 2020 $ 10.21 0.13 0.26 0.39 (0.14) — (0.14) $ 10.46 3.80% $ 5,194,855 1.28% 1.31% 1.32% 149.16%
Year Ended October 31, 2019 $ 9.89 0.18 0.32 0.50 (0.18) — (0.18) $ 10.21 5.07% $ 6,439,831 1.27% 1.74% 1.30% 126.63%
Year Ended October 31, 2018 $ 10.04 0.11 (0.14) (0.03) (0.12) — (0.12) $ 9.89 (0.26)% $ 9,932,901 1.27% 1.15% 1.28% 134.55%
Year Ended October 31, 2017 $ 10.11 0.05 (0.05) — (0.07) — (0.07) $ 10.04 (0.03)% $ 13,758,670 1.28% 0.51% 1.28% 48.34%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) $ 10.28 0.88% $ 151,364,834 0.45% 1.52% 0.50% 156.80%
Year Ended October 31, 2020 $ 10.10 0.22 0.25 0.47 (0.22) — (0.22) $ 10.35 4.72% $ 170,326,192 0.45% 2.15% 0.49% 149.16%
Year Ended October 31, 2019 $ 9.79 0.26 0.31 0.57 (0.26) — (0.26) $ 10.10 5.90% $ 175,635,446 0.45% 2.59% 0.48% 126.63%
Year Ended October 31, 2018 $ 9.94 0.20 (0.14) 0.06 (0.21) — (0.21) $ 9.79 0.57% $ 192,943,772 0.45% 2.02% 0.47% 134.55%
Year Ended October 31, 2017 $ 10.01 0.14 (0.06) 0.08 (0.15) — (0.15) $ 9.94 0.81% $ 219,909,663 0.45% 1.36% 0.45% 48.34%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) $ 10.28 0.84% $ 18,047,288 0.49% 1.48% 0.54% 156.80%
Year Ended October 31, 2020 $ 10.10 0.22 0.25 0.47 (0.22) — (0.22) $ 10.35 4.67% $ 19,869,374 0.50% 2.13% 0.54% 149.16%
Year Ended October 31, 2019 $ 9.78 0.25 0.33 0.58 (0.26) — (0.26) $ 10.10 5.95% $ 36,469,861 0.50% 2.54% 0.53% 126.63%
Year Ended October 31, 2018 $ 9.94 0.19 (0.15) 0.04 (0.20) — (0.20) $ 9.78 0.40% $ 34,862,572 0.52% 1.91% 0.54% 134.55%
Year Ended October 31, 2017 $ 10.01 0.13 (0.06) 0.07 (0.14) — (0.14) $ 9.94 0.73% $ 55,172,194 0.53% 1.28% 0.53% 48.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

96 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Fund (“Bond”)
Nationwide Core Plus Bond Fund (“Core Plus Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C,
Class R6, Institutional Service Class, Investor and Service
Class shares. Effective October 5, 2021, Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Prior to October 5, 2021, Class
C shares converted to Class A shares ten years after their
purchase. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined
by U.S. GAAP, to a Fund’s investments in accordance with a

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 97
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting

98 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 73,659,721 $ – $ 73,659,721
Collateralized Mortgage Obligations – 13,152,191 – 13,152,191
Commercial Mortgage-Backed Securities – 8,891,071 – 8,891,071
Corporate Bonds – 130,274,824 – 130,274,824
Futures Contracts 984,723 – – 984,723
Mortgage-Backed Securities – 55,542,154 – 55,542,154
Municipal Bonds – 1,805,691 – 1,805,691
Purchased Option 100,500 – – 100,500
Short-Term Investment 186,480 – – 186,480
U.S. Treasury Obligations – 60,965,383 – 60,965,383
Total Assets $ 1,271,703 $ 344,291,035 $ – $ 345,562,738
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (8,938) $ – $ (8,938)
Futures Contracts (275,265) – – (275,265)
Options Written (178,500) – – (178,500)
Total Liabilities $ (453,765) $ (8,938) $ – $ (462,703)
Total $ 817,938 $ 344,282,097 $ – $ 345,100,035
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,499,441 $ – $ 13,499,441
Collateralized Mortgage Obligations – 1,171,603 – 1,171,603
Commercial Mortgage-Backed Securities – 27,606,338 – 27,606,338
Corporate Bonds – 597,462,417 – 597,462,417
Mortgage-Backed Securities – 185,351,962 – 185,351,962
Municipal Bonds – 14,286,044 – 14,286,044
Preferred Stocks 9,220,417 – – 9,220,417
Short-Term Investment 6,160,440 – – 6,160,440
U.S. Treasury Obligations – 184,790,318 – 184,790,318
Total $ 15,380,857 $ 1,024,168,123 $ – $ 1,039,548,980

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 99
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 243,000,000 $ – $ 243,000,000
U.S. Government Agency Securities – 92,999,470 – 92,999,470
U.S. Treasury Obligations – 219,986,694 – 219,986,694
Total $ – $ 555,986,164 $ – $ 555,986,164
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,928,465 $ – $ 10,928,465
Collateralized Mortgage Obligations – 1,296,014 – 1,296,014
Commercial Mortgage-Backed Security – 74,195 – 74,195
Futures Contracts 165,106 – – 165,106
Mortgage-Backed Securities – 1,971,873 – 1,971,873
U.S. Government Agency Securities – 8,294,234 – 8,294,234
U.S. Treasury Obligations – 231,240,269 – 231,240,269
Total $ 165,106 $ 253,805,050 $ – $ 253,970,156
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 40,916,831 $ – $ 40,916,831
Collateralized Mortgage Obligations – 49,708,380 – 49,708,380
Commercial Mortgage-Backed Securities – 45,305,793 – 45,305,793
Corporate Bonds – 256,986,393 – 256,986,393
Foreign Government Security – 1,043,395 – 1,043,395
Mortgage-Backed Securities – 63,090,845 – 63,090,845
Short-Term Investments – 23,117,441 – 23,117,441
U.S. Treasury Obligations – 180,026,708 – 180,026,708
Total $ – $ 660,195,786 $ – $ 660,195,786
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 39,140,521 $ – $ 39,140,521
Collateralized Mortgage Obligations – 2,313,648 – 2,313,648
Commercial Mortgage-Backed Securities – 7,225,279 – 7,225,279
Corporate Bonds – 106,698,553 – 106,698,553
Foreign Government Security – 341,205 – 341,205
Futures Contracts 147,083 – – 147,083
Mortgage-Backed Securities – 1,329,344 – 1,329,344
U.S. Treasury Obligations – 34,063,969 – 34,063,969
Total Assets $ 147,083 $ 191,112,519 $ – $ 191,259,602
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (29,362) $ – $ – $ (29,362)
Total Liabilities $ (29,362) $ – $ – $ (29,362)
Total $ 117,721 $ 191,112,519 $ – $ 191,230,240
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.

100 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 101
of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the
Statements of Assets and Liabilities under “Investment
securities of unaffiliated issuers, at value”, in the Statements of Investments and in the Statements of Operations under
“Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers”, as applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund
and a counterparty or traded through a futures commission
merchant and cleared through a clearinghouse that serves as
a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or

102 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 103
by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2021:
Bond
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 100,500
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 984,723
Total $ 1,085,223
Liabilities:
Written Options
Interest rate risk Written options, at value $ (178,500)
Swap Contracts(b)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (8,938)
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (275,265)
Total $ (462,703)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 165,106
Total $ 165,106

104 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2021
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ 147,083
Total $ 147,083
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (29,362)
Total $ (29,362)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
(b) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Bond
Realized Gains (Losses): Total
Purchased Options(a)
Interest rate risk $ (188,750)
Written Options
Interest rate risk 101,762
Swap Contracts
Credit risk (77,189)
Futures Contracts
Interest rate risk (2,433,380)
Total $ (2,597,557)
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 456,839
Total $ 456,839
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,327,343
Total $ 1,327,343
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 250,781
Total $ 250,781
(a)
Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities of unaffiliated issuers."

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 105
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2021:
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ 3,813
Written Options
Interest rate risk (67,373)
Swap Contracts
Credit risk (8,938)
Futures Contracts
Interest rate risk 1,868,916
Total $ 1,796,418
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (82,712)
Total $ (82,712)
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (282,683)
Total $ (282,683)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 50,231
Total $ 50,231
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities of unaffiliated issuers."
Bond
Options:
Average Value Purchased $ 24,978
Average Value Written $ 20,882
Average Number of Purchased Option Contracts 49
Average Number of Written Option Contracts 87
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 6,153,846
Futures Contracts:
Average Notional Balance Long $ 143,959,350
Average Notional Balance Short $ 104,523,051
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 9,619,623
Average Notional Balance Short $ 24,448,933
Core Bond
Futures Contracts:
Average Notional Balance Short $ 7,986,652

106 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2021, the centrally cleared swaps agreements do not provide for a netting arrangement. As of October 31,
2021, certain Funds may have entered into futures contracts.
These futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 4,033,755
Average Notional Balance Short $ 9,861,617

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 107
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds, excluding Government
Money Market, did not invest in any repurchase agreements.
During the year ended October 31, 2021, Government Money
Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted
by the Board of Trustees and applicable guidance from the
SEC, transferred cash through a joint account at JPMorgan,
Government Money Market’s custodian, the daily aggregate
balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized
by U.S. Treasury or federal agency obligations. In a repo,
the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the
effective rate of return for the term of the agreement. For
repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond $ 186,480
Core Plus Bond 6,160,440

108 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
As of October 31, 2021, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of October 31, 2021, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.06%, dated 10/29/2021, due 11/1/2021, repurchase price $325,001,625, collateralized by U.S. Government
Agency Securities, ranging from 1.76% - 6.00%, maturing 7/1/2034 - 7/1/2051; total market value $331,500,000.
Barclays Capital, Inc., 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $39,000,163, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 2.75%, maturing 2/3/2022 - 2/15/2051; total market value $39,780,031.
MUFG Securities Ltd., 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $150,000,625, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.25%, maturing 7/15/2022 - 2/15/2051; total market value $153,000,071.
MUFG Securities Ltd., 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $200,000,834, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.38% - 4.50%, maturing 8/31/2023 - 10/1/2051; total market value $204,000,021.
Nomura Securities Co. Ltd., 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $85,000,355, collateralized by U.S.
Government Agency Securities, ranging from 0.00% - 5.88%, maturing 12/1/2021 - 10/1/2051; total market value $86,700,000.
RBC Dominion Securities Inc., 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $125,000,521, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/28/2022 - 5/16/2061; total market value
$127,547,846.
Royal Bank of Canada, 0.05%, dated 10/29/2021, due 11/1/2021, repurchase price $200,000,833, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 23.30%, maturing 12/15/2023 - 8/25/2057; total market value $215,703,277.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 75,000,000 $ – $ 75,000,000 $ (75,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 3,000,000 – 3,000,000 (3,000,000) –
Government
Money Market
MUFG Securities
Ltd. 70,000,000 – 70,000,000 (70,000,000) –
Government
Money Market
Nomura Securities
Co. Ltd. 15,000,000 – 15,000,000 (15,000,000) –
Government
Money Market
RBC Dominion
Securities Inc 30,000,000 – 30,000,000 (30,000,000) –
Government
Money Market
Royal Bank of
Canada 50,000,000 – 50,000,000 (50,000,000) –
Total $ 243,000,000 $ – $ 243,000,000 $ (243,000,000) $ –

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 109
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to paydown reclass and amortization. Temporary differences
arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily
be attributable to mark-to-market adjustments on futures,
outstanding straddle loss deferrals, outstanding wash sale loss deferrals, and amortization. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Amounts designated as "−" are zero or have been rounded to zero.
* As of October 31, 2021, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

110 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond $ (54,234) $ 54,234
Core Plus Bond (523,555) 523,555
Government Money Market – –
Inflation-Protected Securities (559) 559
Core Bond (71,661) 71,661
Short Term Bond (2,782) 2,782
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Thompson, Siegel & Walmsley LLC
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 111
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Effective March 1, 2021, the Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the year ended October 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the period November 1, 2020 through February 28, 2021,
NFA voluntarily waived investment advisory fees payable
by Core Plus Bond in an amount equal to $42,358, for which
NFA shall not be entitled to later seek recoupment. Voluntary waiver was discontinued on March 1, 2021.
During the year ended October 31, 2021, NFA voluntarily
waived investment advisory fees payable by Government
Money Market in an amount equal to $2,260,115, for which
NFA shall not be entitled to later seek recoupment. Voluntary waiver may be discontinued at any time, and NFA represents
voluntary waiver will be continued or repeated.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee Waiver
(annual rate)
Core Plus Bond 0.0109%
Government Money Market 0.027%
Fund Amount
Core Plus Bond $ 79,970
Government Money Market 105,160

112 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
For the year ended October 31, 2021, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $697,628 during the year ended October 31, 2021.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Bond 0.40 % N/A N/A 0.33%
Core Plus Bond 0.43 0.43% 0.42% 0.42
Government Money
Market 0.30 0.28 0. 0 0 0.00
Inflation-Protected
Securities 0.25 N/A N/A 0.19
Core Bond 0.40 N/A N/A 0.40
Short Term Bond 0.35 N/A N/A 0.30
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Bond All Classes 0.44%
Core Plus Bond All Classes 0.70
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities All Classes 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2022, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 113
As of October 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2021, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned an aggregate of $1,273,674 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $11,312.
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Bond $ 268,681 $ 264,722 $ 258,511 $ 791,914
Core Plus Bond — — — —
Government Money Market 350 380 518 1,248
Inflation-Protected Securities 186,762 177,270 156,753 520,785
Core Bond — — — —
Short Term Bond 75,886 94,873 96,186 266,945
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

114 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
During the year ended October 31, 2021, NFD voluntarily
waived Rule 12b-1 fees payable by Service Class shares of
Government Money Market in an amount equal to $2,617. Also
during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Investor
shares and Service Class shares of Government Money Market
in an amount equal to $361,871. Each of these fee waivers
was made voluntarily, and neither NFA, NFD nor NFS shall be
entitled to reimbursement by Government Money Market of any
of the amounts waived. Such waivers may be discontinued at
any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a
front-end sales charge on Class A shares. These fees are
deducted from, and are not included in, proceeds from sales
of Class A shares of the Funds. From these fees, NFD pays
sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds.
Core Plus Bond Class A sales charges range from 0.00% to
4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-
Protected Securities Class A sales charges range from 0.00%
to 2.25% based on the amount of the purchase. During the year ended October 31, 2021, the Funds imposed aggregate front-
end sales charges of $19,559. From these fees, NFD retained
a portion amounting to $1,658.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 0.75% for Bond, Core Plus Bond, and
Inflation-Protected Securities and 0.50% for Core Bond and
Short Term Bond. Class C CDSCs are 1.00% for Bond, Core
Bond, and Short Term Bond. During the year ended October
31, 2021, the Funds imposed aggregate CDSCs of $392. NFD
retained all of the CDSCs imposed by the Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Institutional Service Class, Investor Shares, and
Service Class shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Service Class
Shares
Bond 0.25% 1.00% N/A
Core Plus Bond 0.25 N/A N/A
Government Money Market N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A
Core Bond 0.25 0.75 N/A
Short Term Bond 0.25 0.75 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
Fund Class A Class C
Institutional
Service Class Investor Service Class
Bond 0.03% 0.05% 0.08 %  N/A  N/A
Core Plus Bond 0.08  N/A 0.05  N/A  N/A
Government Money Market  N/A  N/A  N/A 0.10% 0.15%
Inflation-Protected Securities 0.16  N/A 0.15  N/A  N/A
Core Bond 0.07 0.06 0.25  N/A  N/A
Short Term Bond 0.10 0.10 0.04  N/A  N/A
N/A — Not Applicable.

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 115
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Investments in Affiliated Issuers
Core Bond invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended October
31, 2021 were as follows:
Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT
(together, the “Trusts”) renewed the credit agreement with
JPMorgan, The Bank of New York Mellon, and Wells Fargo
Bank National Association (the “Lenders”), permitting the
Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statements of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
Fund Amount
Bond $ 38,545
Core Plus Bond 20,556
Government Money Market 361,871
Inflation-Protected Securities 58,709
Core Bond 1,025,840
Short Term Bond 32,493
Fund
% of Shares
Outstanding
Owned
Bond 85.64%
Core Plus Bond 83.65
Government Money Market 29.15
Inflation-Protected Securities 87.33
Core Bond 85.67
Short Term Bond 78.32
Core Bond
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
October 31,
2021
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Mutual
Insurance Co. — 502,519 — (556,523) 87,607 2 (33,605) — 2,623 —
Amounts designated as "−" are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

116 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2021, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income
Fund Purchases
*
Sales
*
Bond
$ 430,474,527 $ 414,530,289
Core Plus Bond
1,106,356,230 1,180,574,578
Inflation-Protected Securities
45,969,398 61,622,593
Core Bond
1,372,770,804 1,316,792,934
Short Term Bond
319,893,999 344,075,795
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond $ 52,062,019 $ 34,721,956
Core Plus Bond 549,648,821 510,694,980
Inflation-Protected Securities 45,969,398 55,982,430
Core Bond 294,550,997 263,178,701
Short Term Bond 119,705,608 113,414,108

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 117
thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.

118 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 119
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2021, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
Fund % of Shares
Number of
Accounts
Bond 59.49% 4(a)
Core Plus Bond 37.47 3(a)
Government Money Market 47.64 3(a)
Inflation-Protected Securities 36.83 3(a)
Core Bond 61.43 2(a)
Short Term Bond 77.82 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Core Plus Bond $ 15
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond $ 9,668,455 $ 4,958,565 $ 14,627,020 $ – $ 14,627,020
Core Plus Bond 45,625,635 1,177,007 46,802,642 – 46,802,642
Government Money Market – – – – –
Inflation-Protected Securities 6,818,340 – 6,818,340 – 6,818,340
Core Bond 25,842,886 2,470,977 28,313,863 – 28,313,863
Short Term Bond 3,117,500 – 3,117,500 – 3,117,500
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond $ 9,688,205 $ – $ 9,688,205 $ – $ 9,688,205
Core Plus Bond 32,647,051 – 32,647,051 – 32,647,051
Government Money Market 2,325,171 158 2,325,329 – 2,325,329
Inflation-Protected Securities 2,143,924 – 2,143,924 – 2,143,924
Core Bond 11,961,160 – 11,961,160 – 11,961,160
Short Term Bond 4,676,270 – 4,676,270 – 4,676,270
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

120 - Notes to Financial Statements - October 31, 2021 - Fixed Income Fund
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2021.
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable*
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)**
Total Accumulated
Earnings (Deficit)
Bond $ 434,328 $ 2,840,210 $ 3,274,538 $ 146 $ (609,941) $ – $ 5,490,666 $ 8,155,409
Core Plus Bond 1,385,859 8,059,068 9,444,927 198,818 (1,892,533) (1,354,833) 16,559,158 22,955,537
Government
Money Market 24,064 – 24,064 – – – – 24,064
Inflation-Protected
Securities 7,489,559 306,141 7,795,700 – – – 14,920,833 22,716,533
Core Bond 3,520,188 3,086,904 6,607,092 – (554,308) – (2,889,104) 3,163,680
Short Term Bond 174,874 – 174,874 – (226,004) (2,731,501) 1,255,436 (1,527,195)
Amounts designated as "—" are zero or have been rounded to zero.
*
Differences between financial statement distributions payable and tax-basis distributions payable are a result of accrual-based accounting and cash-basis accounting used for federal tax reporting purposes.
**
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond $ 338,660,196 $ 9,606,826 $ (3,407,230) $ 6,199,596
Core Plus Bond 1,022,989,822 25,111,658 (8,552,500) 16,559,158
Government Money Market 555,986,164 – – –
Inflation-Protected Securities 230,323,262 24,763,657 (1,116,763) 23,646,894
Core Bond 663,061,864 9,391,467 (12,257,545) (2,866,078)
Short Term Bond 189,974,804 2,405,655 (1,150,219) 1,255,436
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Core Plus Bond
*
$(1,354,833)
Short Term Bond
*
(2,731,501)
*
A portion of the Fund’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Fund Utilized
Core Plus Bond $489,736
Inflation-Protected Securities 1,400,367
Short Term Bond 2,310,803

Fixed Income Fund - October 31, 2021 - Notes to Financial Statements - 121
United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On December 8, 2021, the Board of Trustees approved
the termination of Thompson, Siegel & Walmsley LLC as
subadviser of Nationwide Core Plus Bond Fund and approved
the appointment of Insight North America LLC to subadvise
Nationwide Core Plus Bond Fund. The change will be effective on or about February 2, 2022 (the “Effective Date”). As of
the Effective Date, Nationwide Core Plus Bond Fund will be
renamed "Nationwide BNY Mellon Core Plus Bond ESG Fund".
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

122 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - Fixed Income Fund
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Fund, Nationwide Core
Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Bond
Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities
Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October
31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Fund - October 31, 2021 (Unaudited) - Supplemental Information - 123
Nationwide Core Plus Bond Fund
Approval of Sub-advisory Agreement with Thompson,
Siegel & Walmsley, LLC
Summary of Factors Considered by the Board
At the June 14-16, 2021 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, for the Nationwide Core Plus Bond
Fund (the “Fund”), a new investment sub-advisory agreement
(the “New Sub-advisory Agreement”) between Nationwide
Fund Advisers (“NFA”) and Thompson, Siegel & Walmsley,
LLC (“TSW”). The Trustees considered the New Sub-advisory
Agreement in anticipation of the acquisition of 100 percent
of the equity interests of TSW by Pendal Group Limited, in a transaction expected to close in the third quarter of 2020 (the
“Transaction”). The Trustees were provided with materials
relating to the change of control of TSW in advance of the
meeting. The Independent Trustees met in executive session
with their independent legal counsel prior to the meeting
to discuss information relating to the New Sub-advisory
Agreement.
The Trustees were informed that the Transaction will result in a change of control of TSW and in the automatic termination of the existing sub-advisory agreement between NFA and TSW.
The Trustees considered TSW’s statement that the same
portfolio management teams that currently manage the Fund
would continue to provide the same portfolio management
services to the Fund after the Transaction. The Trustees
considered NFA’s statements that TSW had confirmed to NFA
that the Transaction would not cause any material changes
to its compliance processes or programs. The Trustees
considered that fees would be payable under the New Sub-
advisory Agreement at the same rate as paid to TSW under
the existing sub-advisory agreement, and that the change in
control was not expected to have any effect on the expenses
of the Fund. The Trustees considered NFA’s statement that
the New Sub-advisory Agreement is substantially the same in
all material respects as the existing sub-advisory agreement with TSW. On the basis of those considerations, and other
information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously
approved the New Sub-advisory Agreement.
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Bond – %
Core Plus Bond 0.64
Government Money Market –
Inflation-Protected Securities –
Core Bond –
Short Term Bond –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Bond $ 4,958,565
Core Plus Bond 1,177,007
Government Money Market –
Core Bond 2,470,976
Short Term Bond –
Amounts designated as "−" are zero or have been rounded to zero.

Fixed Income Fund - October 31, 2021 - Management Information - 125
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

126 - Management Information - October 31, 2021 - Fixed Income Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Fund - October 31, 2021 - Management Information - 127
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

128 - Market Index Definitions - October 31, 2021 - Fixed Income Fund
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

Fixed Income Fund - October 31, 2021 - Market Index Definitions - 129
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

130 - Market Index Definitions - October 31, 2021 - Fixed Income Fund
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Fixed Income Fund - October 31, 2021 - Market Index Definitions - 131
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

132 - Market Index Definitions - October 31, 2021 - Fixed Income Fund
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Fixed Income Fund - October 31, 2021 - Glossary - 133
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

134 - Glossary - October 31, 2021 - Fixed Income Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Fixed Income Fund - October 31, 2021 - Glossary - 135
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
Equity Funds
Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Disciplined Value Fund
(formerly, Nationwide Mellon Discipline Value Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
(formerly, Nationwide Mellon Dynamic U.S. Core Fund)
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 54
Statements of Investments 59
Statements of Assets and Liabilities 88
Statements of Operations 96
Statements of Changes in Net Assets 100
Financial Highlights 118
Notes to Financial Statements 131
Report of Independent Registered Public Accounting Firm 157
Supplemental Information 159
Management Information 161
Market Index Definitions 164
Glossary 169

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide American Century Small Cap Income Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
American Century Small Cap Income Class A Fund (formerly
Nationwide US Small Cap Value Fund) returned 61.08%*
versus 64.30% for its benchmark, the Russell 2000
®
Value
Index. For broader comparison, the return for the Fund's
closest Morningstar peer category, Small Value (consisting of
416 investments as of October 31, 2021), was 63.08% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Portfolio Review
U.S. equities rebounded sharply. Broad U.S. equity markets
advanced throughout the year on positive corporate earnings
news and reduced COVID-19 concerns. Supply chain issues,
along with higher input costs and labor shortages, however,
contributed to higher inflation. Recent data pointed to some slowing in the economic recovery. Gross Domestic Product
(“GDP”) grew at a 2.0% pace in the third quarter, a sharp
deceleration from a 6.7% pace in the second quarter. Weekly
jobless claims declined to a pandemic-period low in October
2021. The U.S. House of Representatives moved closer in
October to passing the public-works bill to invest in roads, bridges, and rail infrastructure. Against this backdrop, large-
cap stocks outperformed mid- and small-cap stocks. Growth
stocks outperformed value stocks.
The portfolio’s lack of exposure the Energy Sector, specifically to several names in the oil, gas and consumable fuels industry detracted from returns. The Energy sector and those companies outperformed as the economy rebounded from the pandemic.
In addition, security selection in the Materials sector led to underperformance. Chemical company RPM International
and packing company Sonoco Products were among the top
detractors.
Performance in the Financials sector was driven by stock
selection, particularly within the banks and capital markets industries. New York-based commercial bank Signature Bank
and capital markets company the Carlyle Group were among
the top contributors. Communication Services performed
well. Results were driven by our decision to own Entravision
Communications, a leading radio and television broadcaster
to Hispanic markets. The company’s recent acquisitions have
transformed it into a digital advertising company, resulting in more rapid growth.
Key Holdings Detractors
GameStop (NYSE: GME): Lack of exposure to this video
game and consumer electronics retailer detracted from relative performance. During the period, a group of Reddit traders
pushed up the price of GameStop’s stock.
Axis Capital Holdings (NYSE: AXS): Specialty insurers,
including Axis, lagged the market during the period as investors rotated into higher beta financials that may benefit more directly from a sharp reopening of the U.S. economy. We recently
added to our position on relative weakness.
Graham Corporation (NYSE:GHM): This designer and
manufacturer of vacuum and heat transfer equipment for
energy markets and process industries detracted for the
year. Customers in its core refining and petrochemical end
markets delayed capital deployment plans during this period
of extreme economic uncertainty. We added to our position on the weakness.
Key Holdings Contributors
Tecnoglass, Inc. (NASDAQ: TGLS): This company is a leader
in high-quality glass windows and walls. Based in Colombia,
the company is enjoying a competitive advantage over U.S.-
based companies, which have been hurt by labor shortages
and inflation. The company has seen significant growth in its residential business, especially in Florida.
Signature Bank (NASDAQ: SBNY): This higher-quality, New
York-based commercial bank reported improved credit trends
and strong earnings, loan, and deposit growth through the year.
A strengthening economy, rising interest rates, a steepening yield curve and Signature’s notable cryptocurrency deposits
drove the stock’s outperformance. The Fund exited the position on outperformance.
Entravision Communications Corp (NYSE: EVC): A leading
radio and television broadcaster to Hispanic markets, this
company’s recent acquisitions have transformed it into a digital advertising company, resulting in more rapid growth. The
market has rewarded this high-growth strategy by placing a
higher valuation on these shares.
The portfolio buys foreign exchange forward hedge contracts to offset the inherent currency risks of holding foreign securities.
Exposure to derivatives did not have a material effect on
performance in the period.
The portfolio did not experience any liquidity events that had a material impact on performance.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Jeff John, CFA, Ryan Cope, CFA
*High double-digit returns are unusual and cannot be sustained.
Past performance is no guarantee of future results and there is no guarantee strategies will be successful. Indices are not available for direct investment.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or

4 - Fund Commentary - October 31, 2021 - Nationwide American Century Small Cap Income Fund
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to risks associated with using a targeted strategy for stock selection. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 88.9%
Preferred Stocks 4.5%
Master Limited Partnership 2.3%
Convertible Preferred Stock 2.3%
Convertible Bond 0.9%
Short-Term Investment
†
0.0%
Rights
†
0.0%
Forward Currency Contracts
†
(0.0)%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Banks 21.4%
Machinery 6.8%
Equity Real Estate Investment Trusts (REITs) 6.5%
Building Products 4.9%
Insurance 4.4%
Capital Markets 4.2%
Commercial Services & Supplies 4.1%
Chemicals 3.6%
Diversified Financial Services 3.3%
Oil, Gas & Consumable Fuels 3.2%
Other Industries 37.6%
100.0%
Top Holdings
2
PacWest Bancorp 2.8%
Spectrum Brands Holdings, Inc. 2.6%
Graphic Packaging Holding Co. 2.4%
Entravision Communications Corp., Class A 2.4%
Enviva Partners LP 2.3%
Penske Automotive Group, Inc. 2.3%
II-VI, Inc., 6.00%7/1/2023 2.3%
United Bankshares , Inc. 2.1%
Umpqua Holdings Corp. 2.0%
Timken Co. (The) 2.0%
Other Holdings 76.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide American Century Small Cap Income Fund - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
61.08% 11.07% 11.35% 12/21/2007
w/SC
2
51.89% 9.76% 10.69%
Class C w/o SC
1
59.96% 10.21% 10.52% 12/21/2007
w/SC
3
58.96% N/A N/A
Class R6
4,5
61.61% 11.42% 11.72% 12/21/2007
Institutional Service Class
4
61.20% 11.16% 11.45% 12/21/2007
Russell 2000
®
Value Index 64.30% 12.61% 12.12%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.33% 1.31%
Class C 2.11% 2.09%
Class R6 1.01% 0.99%
Institutional Service Class 1.26% 1.24%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2021 - Nationwide American Century Small Cap Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide American Century Small Cap Income Fund
versus the Russell 2000
®
Value Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard Cognitive Value Fund - October 31, 2021 - Fund Commentary - 7
For the annual period ended October 31, 2021, the Nationwide
Bailard Cognitive Value Class A Fund returned 69.92%*
versus 64.30% for its benchmark, the Russell 2000
®
Value.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Small Value (consisting of 416
investments as of October 31, 2021), was 63.08% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
For the reporting period, Banks, Capital Goods, and Diversified
Financials were the economic subsectors with the largest
positive contributions to performance. In each case, stock
selection within the subsector dominated the contribution
or detraction due to portfolio weight differences versus the benchmark. As of this writing, the Fund is slightly underweight versus the benchmark in Banks and Diversified Financials, and overweight Capital Goods.
The biggest individual stock contributor to performance was
Bancorp Inc (NASDAQ:TBBK), a bank that benefitted from
improving net interest margins as the yield curve steepened, and as a pioneer in FinTech, the enhancement and/or
automation of Financial Services and processes. Atkore Inc
(NYSE:ATKR), a maker of electrical raceway products was the
second largest contributor to performance due to demand for
home, office and data center wiring expansions or upgrades.
The third largest individual stock performance contributor was
SM Energy Co (NYSE:SM), a natural gas liquids exploration
and production that greatly benefitted from rising natural gas prices over the period. As of this writing, the Fund maintains positions in all three of these securities.
For the reporting period, Retailers, Pharmaceuticals & Biotech and Media & Entertainment were the largest economic
subsector detractors from performance. In the cases of
Retailers and Pharmaceuticals & Biotech, an underweight
allocation versus the benchmark was the correct call, but
our stock selection within the subsectors was relatively poor.
In Media & Entertainment, an underweight allocation was
incorrect, and our selection was also relatively poor. Stocks receiving extraordinary support from retail investors that lack underlying company fundamentals to justify the extremely
positive sentiment, so-called meme stocks**, were major
contributors to our underperformance in these subsectors.
Specific to securities selection, GameStop Corp. (NYSE:
GME), a brick and mortar retailer of video games was the
largest individual detractor for the period. This meme stock rose almost 2,000% to become the largest single holding in
the Russell 2000 Value
®
Index before it was removed from
the Index on 6/30/2021. For fundamental reasons, we did not
hold GameStop in the Fund. AMC Entertainment Holdings
Inc (“AMC”) (NYSE: AMC), a movie theater chain and another
meme stock, was the second largest individual detractor for
the period. The stock rose over 1,300% to become the largest single holding in the Russell 2000 Value
®
Index after GameStop
was removed from the Index. As with GameStop, we did not
hold AMC for fundamental reasons and also due to its poor
Environmental, Social, and Governance (“ESG”) score. The
third largest performance detractor was Tenet Healthcare Corp
(NYSE:THC), a healthcare services company that benefitted
from an increase in hospital procedures and admissions as
COVID-19 fears subsided sufficiently to allow pent up demand to be met. A poor ESG score prevented the Fund from owning
Tenet Healthcare. As of this writing, none of these securities are held in the Fund.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Bailard, Inc.
Portfolio Manager:
Thomas J. Mudge III, CFA, and Blaine Townsend
*High double-digit returns are unusual and cannot be sustained
**A meme stock refers to the shares of a company that have
gained a cult-like following online and through social media platforms.
The Fund is subject to the risks of investing in equity securities
(including small and micro-cap companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited
resources. Value funds may underperform other funds that
use different investing styles. The Fund may invest in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund also is subject to the risks of using
Behavioral Finance techniques for stock selection. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2021 - Nationwide Bailard Cognitive Value Fund
Asset Allocation
1
Common Stocks 98.9%
Short-Term Investment 1.8%
Exchange Traded Funds 0.6%
Master Limited Partnership 0.1%
Liabilities in excess of other assets (1.4)%
100.0%
Top Industries
2
Banks 15.0%
Equity Real Estate Investment Trusts (REITs) 11.7%
Oil, Gas & Consumable Fuels 6.4%
Biotechnology 4.5%
Trading Companies & Distributors 3.1%
Insurance 2.7%
Thrifts & Mortgage Finance 2.5%
Specialty Retail 2.4%
Machinery 2.3%
Building Products 2.1%
Other Industries 47.3%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.8%
Atkore , Inc. 1.0%
WESCO International, Inc. 1.0%
Bancorp, Inc. (The) 1.0%
Independence Realty Trust, Inc. 0.9%
Lexington Realty Trust 0.9%
National Storage Affiliates Trust 0.9%
SM Energy Co. 0.9%
Navient Corp. 0.9%
Enerplus Corp. 0.9%
Other Holdings 89.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Bailard Cognitive Value Fund - October 31, 2021 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
69.92% 11.79% 11.15% 4/3/2006
w/SC
3
60.12% 10.47% 10.53%
Class C
1
w/o SC
2
68.77% 10.98% 10.37% 4/3/2006
w/SC
4
67.77% N/A N/A
Class M
1,5
70.60% 12.17% 11.55% 5/30/2001
Class R6
5,6
70.40% 12.15% 9.63% 9/18/2013
Institutional Service
Class
1,5,7
70.46% 12.02% 11.45% 4/4/2006
Russell 2000
®
Value Index 64.30% 12.61% 12.12%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.52% 1.44%
Class C 2.21% 2.13%
Class M 1.16% 1.08%
Class R6 1.16% 1.08%
Institutional Service Class 1.33% 1.25%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

10 - Fund Commentary - October 31, 2021 - Nationwide Bailard Cognitive Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Cognitive Value Fund versus the
Russell 2000
®
Value Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Cognitive Value Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard Technology & Science Fund - October 31, 2021 - Fund Commentary - 11
For the annual period ended October 31, 2021, the Nationwide
Bailard Technology & Science Class A Fund returned 41.54%*
versus 43.87% for its benchmark, the S&P North American
Technology Sector - Gross Return - USD. For broader
comparison, the return for the Fund's closest Morningstar
peer category, Technology (consisting of 231 investments
as of October 31, 2021), was 42.33% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
The high growth Technology space was volatile throughout the year as the economy began to normalize and pandemic fueled
technology adoption ebbed. As a provider of cloud-based
enterprise communication systems, RingCentral Inc (NYSE:
RNG) saw improved demand for their products for much of the
year as companies moved to replace legacy phone systems
with modern solutions. However, rising competition from
software giants Microsoft Corporation (NASDAQ: MSFT) and
Zoom Video Communications Inc (NASDAQ:ZM) and some
key executive departures led investors to begin to question
the sustainability of RingCentral’s elevated growth. The stock saw its valuation multiple compress
1
significantly throughout
the year leading to share underperformance despite continued
strong demand trends and accelerating fundamental growth.
The Fund continues to hold shares in RingCentral.
Twilio Inc (NYSE:TWLO) was another detractor among
the high growth space. The stock suffered from a negative
earnings surprise late in the year as organic growth slowed.
In the previous year, the company saw a benefit from political parties utilize their communication platform to reach out and organize potential voters. In a non-election year, this effect is lower, leading to difficult growth comparisons. Twilio is also undergoing a challenging hand off to growth from new software solutions as the core messaging business slows. The Fund
continues to hold shares in Twilio.
The Fund’s investment in Uber Technologies Inc (NYSE:UBER)
was a detractor during the year. While the rideshare portion of
Uber staged a strong bounce off of shelter-in-place lows, the rate of recovery disappointed some investors. Specifically, the rideshare industry experienced a shortage of drivers throughout much of the year. This resulted in elevated fares and wait times as the company struggled to match supply and demand, as
well as elevated costs in the form of incentives to attract drivers back to the platform. The Fund does not hold shares in Uber.
On the positive side, the Fund saw an exceptional return from the recent investment in Aurinia Pharmaceuticals Inc (“Aurinia”)
(NASDAQ:AUPH) with shares almost doubling since the initial
investment. Aurinia posted strong initial sales data from their lupus drug as clinicians further gained comfort and broadened prescriptions. Further, informal and unofficial conversations in the market began late in the year that multiple suitors may be looking to acquire the company, sending shares higher. The
Fund continues to hold shares of Aurinia.
For the second year in a row, Sea Ltd (NYSE: SE) was a top
three contributor to active returns. The company’s e-commerce app, Shopee, continued to show strength across Southeast
Asia and business fundamentals continued to improve in the
form of take rates and profitability. Sea also moved to expand its geographic reach throughout the year, entering large
markets in Latin America including Brazil and Mexico, and
early results are very encouraging and materially expand the company’s potential addressable market. The Fund continues
to hold shares of Sea Ltd.
Finally, the Fund benefited from its holding in HubSpot Inc
(NYSE:HUBS), another high growth technology company.
HubSpot was struck early in the year by an unfortunate
accident which hospitalized CEO and co-founder Brian Halligan for an extended period of time. Halligan eventually moved to
Chairman and ceded the CEO position to Yamini Rangan,
who has stepped in without a hitch and continued HubSpot’s
streak of exceptional execution. The company has continued
to expand its suite of digital growth tools and is seeing ongoing rapid adoption of new products, particularly its sales and
services hubs. The Fund continues to hold shares in HubSpot.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Warren M. Johnson; David H. Smith, CFA; and Sonya Thadhani
Mughal, CFA
*High double-digit returns are unusual and cannot be sustained.
1
Multiple compression is an effect that occurs when a
company's earnings increase, but its stock price does not move in response.
Past performance is no guarantee of future results and there in no guarantee strategies will be successful. Indices are not available for direct investment.
The Fund is subject to the risks of investing in equity securities.
Growth funds may underperform other funds that use different investing styles. Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds. The Fund may invest in foreign securities (which are
volatile, harder to price and less liquid than U.S. securities).
The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price
changes than are more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.

12 - Fund Commentary - October 31, 2021 - Nationwide Bailard Technology & Science Fund
Asset Allocation
1
Common Stocks 99.7%
Short-Term Investment 1.5%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Software 29.0%
Semiconductors & Semiconductor Equipment 20.3%
IT Services 12.7%
Interactive Media & Services 10.8%
Electronic Equipment, Instruments & Components 4.6%
Entertainment 4.1%
Technology Hardware, Storage & Peripherals 3.9%
Biotechnology 3.4%
Internet & Direct Marketing Retail 3.1%
Household Durables 2.4%
Other Industries 5.7%
100.0%
Top Holdings
2
Microsoft Corp. 10.2%
Alphabet, Inc., Class A 5.7%
NVIDIA Corp. 4.9%
Adobe, Inc. 4.7%
Meta Platforms, Inc., Class A 4.5%
Apple, Inc. 3.9%
NXP Semiconductors NV 3.4%
Visa, Inc., Class A 3.3%
Amazon.com, Inc. 3.1%
Lam Research Corp. 2.9%
Other Holdings 53.4%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Bailard Technology & Science Fund - October 31, 2021 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
41.54% 27.30% 20.36% 4/3/2006
w/SC
3
33.41% 25.80% 19.68%
Class C
1
w/o SC
2
40.49% 26.35% 19.51% 4/3/2006
w/SC
4
39.49% N/A N/A
Class M
1,5
41.90% 27.70% 20.77% 5/30/2001
Class R6
5,6
41.93% 27.70% 21.97% 9/18/2013
Institutional Service
Class
1,5,7
41.81% 27.58% 20.64% 4/4/2006
S&P North American
Technology Sector Index
TM
43.87% 29.62% 22.77%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.22%
Class C 1.98%
Class M 0.93%
Class R6 0.93%
Institutional Service Class 1.05%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C sha res within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

14 - Fund Commentary - October 31, 2021 - Nationwide Bailard Technology & Science Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Technology & Science Fund versus the
S&P North American Technology Sector Index
TM
over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Enhanced Growth Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2021 - Fund Commentary - 15
For the annual period ended October 31, 2021, the Nationwide
BNY Mellon Disciplined Value Class K Fund (formerly
Nationwide Mellon Disciplined Value Fund) returned 56.22%*
versus 43.76% for its benchmark, the Russell 1000
®
Value
Index. For broader comparison, the return for the Fund's
closest Morningstar peer category, Large Value (consisting of
1363 investments as of October 31, 2021), was 45.14% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The top three performing sectors for the reporting period
were the Materials, Financials and Communications Services
Sectors. Materials was the top performing sector of the period due to effective stock selection, especially within the chemicals and metals & mining segments. Positioning in fertilizer producer
CF Industries Holdings, Inc. (NYSE: CF) and copper producer
Freeport-McMoRan Inc. (NYSE:FCX) were particularly
additive to performance. Both positioning and solid stock
selection contributed to performance in the capital markets
segment of the Financials sector, with Morgan Stanley (NYSE:
MS) and Goldman Sachs (NYSE: GS) notable performers.
Additionally, positioning in the consumer finance space, led by
Capital One Financial Corp. (NYSE:COF), was additive over
the period. The Communication Services sector was the third-
best sector performer over the past twelve months thanks to a lack of exposure to the diversified telecommunication services segment in conjunction with strong stock selection driven
by outperformance from Alphabet Inc. Class A (NASDAQ:
GOOGL).
The top contribution Securities to the Fund during the reporting period were:
Freeport-McMoRan, Inc. (NYSE: FCX): Shares in the copper
producer surged in the fourth quarter of 2020 on the heels of positive vaccine news and rose sharply during the first half of
2021 in sympathy with rising spot copper prices. The group
remains well positioned as supply/demand remains tight in
the commodity due to the robust secular demand coming from
electric vehicle batteries and the electrification of the grid due to the energy transition theme.
Applied Materials, Inc.( NASDAQ: AMAT): The semiconductor
capital equipment manufacturer rose during the first quarter of 2021 after reporting a solid beat and a raised set of fourth quarter results. Semiconductors are in tight supply globally due to cyclical and secular demand, and end demand for the firm’s semiconductor manufacturing equipment remains robust.
As the US and Europe looked to invest domestically in semi
foundries to hedge against issues with China/Taiwan relations, another leg of demand was set in motion.
Devon Energy Corp (NYSE: DVN): Shares in the oil refining
group have surged over the past twelve months on the back
of higher oil prices, a strengthening supply/demand outlook
and the company’s capital discipline and favorable cash return program.
The top detracting sectors to performance of the Fund were the
Industrials sector and the Real Estate Sectors. The aerospace and defense segment was challenged due to lagging stock
selection, despite the fact that absolute performance from our key holdings was still attractive. Positioning in the Real Estate sector was a very slight relative performance headwind over
the past twelve months, where we maintained a meaningful
underweight, and more recently zero weight in the sector.
We continue to find better relative value opportunities with supportive near term business catalysts elsewhere.
The top detracting securities to the Fund during the reporting period were:
PPL Corp (NYSE:PPL): Shares of electric utility group PPL
underperformed over the period as their more defensive
business profile lagged in the ongoing cyclical recovery.
Management was able to finalize their UK business sale in the first quarter of 2021, the proceeds of which ultimately will be invested in the group’s ongoing energy transition program.
Medtronic PLC (NYSE:MDT): The MedTech group that
manufactures a variety of diagnostic tool and equipment lagged over the period as the impact of the Delta COVID variant
weighed on the near-term resumption of elective medical
procedures.
Becton Dickinson and Co. (NYSE:BD): Also known as
BD, shares in the medical equipment and device group
underperformed over the past twelve months as the market
began to price in a scenario where their COVID-19 testing
business line would go to zero in 2022, which appears highly unlikely. A recall of their 8100 series Alaris IV infusion pump also weighed on the shares.
The Fund invested in derivatives as they are a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum)
in its approach and utilizes index level futures and options to gain appropriate market exposure. The options exposures also provide a measure of downside protection. Over the past 12
months, both the equity and Treasury options were modestly
additive. Over longer horizons, the derivative positions have not had a material impact on fund performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Newton Investment Management North America, LLC
Portfolio Managers:
John C. Bailer, CFA.; Brian C. Ferguson; David S. Intoppa
*High double-digit returns are unusual and cannot be sustained.
The results shown represent past performance; past
performance does not guarantee future results. Current

16 - Fund Commentary - October 31, 2021 - Nationwide BNY Mellon Disciplined Value Fund
performance may be lower or higher than the past performance shown. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Current performance may be lower or higher than the performance data quoted.
Performance returns assume the reinvestment of all
distributions. Returns for periods less than one year are not annualized. Total returns reflect a contractual expense limitation for direct annual Fund expenses for all classes for certain
periods since inception, without which returns would have been lower. Pre-inception historical performance for newer share
classes is based on the corresponding share class performance of a Fund's predecessor fund. If no predecessor Fund applies, historical performance is based on that of the longest existing share class, adjusted for sales charges if applicable.
The Fund is subject to the risks of investing in equity securities, including initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than are more-
established stocks. The Fund may invest in more-aggressive
investments such as derivatives (which create investment
leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund may concentrate investments in specific industries or sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund uses a value style of investing, focusing on dividend-
paying stocks and other investments which provide income,
and may underperform other funds that use different investing styles. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that the dividends will remain at the current levels or increase over time.
The success of the Fund's investment strategy may depend in
part on the effectiveness of the subadviser's quantitative tools for screening securities. A previously successful strategy may become outdated or inaccurate, possibly resulting in losses.
Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
Russell 1000
®
Index: A stock market index that represents the
1000 top companies by market capitalization in the Russell
3000 Index in the United States.
Russell Investment Group is the source and owner of the
trademarks, service marks and copyrights related to the
Russell Indexes. Nationwide Mutual Funds are not sponsored,
endorsed, or promoted by Russell, and Russell bears no
liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2021 - Fund Commentary - 17
Asset Allocation
1
Common Stocks 87.4%
U.S. Treasury Obligation 3.1%
Purchased Options 2.4%
Short-Term Investment 0.4%
Futures Contracts 0.2%
Other assets in excess of liabilities
§
6.5%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 8.2%
Insurance 7.9%
Banks 7.5%
Capital Markets 7.5%
Health Care Equipment & Supplies 6.1%
Health Care Providers & Services 5.5%
Aerospace & Defense 4.7%
Independent Power and Renewable Electricity
Producers 4.6%
Diversified Financial Services 4.4%
Pharmaceuticals 3.8%
Other Industries 39.8%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.03%12/16/2021 3.4%
JPMorgan Chase & Co. 3.1%
Exelon Corp. 3.1%
Alphabet, Inc., Class A 2.9%
Exxon Mobil Corp. 2.7%
Berkshire Hathaway, Inc., Class B 2.6%
AbbVie, Inc. 2.5%
Cisco Systems, Inc. 2.5%
L3Harris Technologies, Inc. 2.5%
Medtronic plc 2.4%
Other Holdings 72.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

18 - Fund Commentary - October 31, 2021 - Nationwide BNY Mellon Disciplined Value Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
55.86% N/A 16.98% 12/16/2019
w/SC
2
46.91% N/A 13.35%
Class K
3,4
56.22% 15.60% 13.50% 12/31/1987
Class R6
3
56.32% N/A 17.43% 12/16/2019
Eagle Class
3
56.29% N/A 17.37% 12/16/2019
Institutional Service Class
3
56.26% N/A 17.28% 12/16/2019
Russell 1000
®
Value Index 43.76% 12.39% 12.85%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.23% 1.16%
Class K 0.83% 0.76%
Class R6 0.73% 0.66%
Eagle Class 0.83% 0.76%
Institutional Service Class 0.98% 0.91%
N/A — Not Applicable.
*
Not annualized
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2021 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class K shares of the Nationwide BNY Mellon Disciplined Value Fund versus the
Russell 1000
®
Value Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 12/14/19 is based on shares of the Fund’s predecessor fund, the BNY Mellon Disciplined Stock Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2021 - Nationwide BNY Mellon Dynamic U.S. Core Fund
For the annual period ended October 31, 2021, the Nationwide
BNY Mellon Dynamic U.S. Core Fund (formerly Nationwide
Mellon Dynamic U.S. Core Fund) Class R6 returned 44.03%*
versus 42.91% for its benchmark, the S&P 500
®
- Total Return
Index. For broader comparison, the return for the Fund's
closest Morningstar peer category, Large Blend (consisting of
1387 investments as of October 31, 2021), was 42.16% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500
®
Index over a full market
cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to
identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity indexes and U.S. Treasury bonds, and options on equity index and bond futures contracts. Futures and options are derivatives and may expose the Fund to leverage. In determining what
the subadviser believes to be the optimal allocation among
equities, U.S. Treasury bonds and money market instruments,
the subadviser uses estimates of future returns and volatility.
The Fund does not take any exposure outside of index fund
exposure and Treasury bond exposure. Therefore, there is no
impact from individual security, sector, country, or currency factors.
The Fund invested in derivatives as they are a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum)
in its approach and utilizes index level futures and options to gain appropriate market exposure. The options exposures also provide a measure of downside protection. Over the past 12
months both the equity and Treasury options were modestly
additive. Over longer horizons, the derivative positions have not had a material impact on fund performance.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Newton Investment Corporation
Portfolio Managers:
Vassilis Dagioglu; Dimitri Curtil; Torrey Zaches, CFA; and
James H. Stavena
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more
aggressive investments such as derivatives (many of which
create investment leverage and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund’s strategy may
lead to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Fund Commentary - 21
Asset Allocation
1
Common Stocks 86.2%
U.S. Treasury Obligation 4.6%
Purchased Options 2.4%
Futures Contracts 0.3%
Short-Term Investment 0.1%
Other assets in excess of liabilities
§
6.4%
100.0%
Top Industries
2
Software 9.2%
Interactive Media & Services 6.1%
Technology Hardware, Storage & Peripherals 5.8%
Semiconductors & Semiconductor Equipment 5.2%
IT Services 4.1%
Banks 4.0%
Internet & Direct Marketing Retail 3.7%
Health Care Equipment & Supplies 3.3%
Pharmaceuticals 3.3%
Capital Markets 2.9%
Other Industries 52.4%
100.0%
Top Holdings
2
Microsoft Corp. 5.9%
Apple, Inc. 5.6%
U.S. Treasury Bills, 0.04%12/16/2021 4.9%
Amazon.com, Inc. 3.5%
Tesla, Inc. 2.1%
Alphabet, Inc., Class A 2.1%
Alphabet, Inc., Class C 2.0%
Meta Platforms, Inc., Class A 1.8%
NVIDIA Corp. 1.5%
S&P 500 E-Mini Index1/21/2022 1.3%
Other Holdings 69.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

22 - Fund Commentary - October 31, 2021 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
43.66% 21.25% 16.13% 5/8/1998
w/SC
2
35.41% 19.83% 15.45%
Class C w/o SC
1
42.54% 20.29% 15.25% 3/1/2001
w/SC
3
41.54% N/A N/A
Class R
4,5
43.07% 20.78% 15.79% 10/1/2003
Class R6
6,7
w/o SC
1
44.03% 21.63% 16.48% 2/14/1961
w/SC
8
N/A N/A 15.94%
Eagle Class
4
44.05% N/A 19.22% 10/1/2018
Institutional Service Class
4
43.91% 21.45% 16.53% 11/30/2011
S&P 500
®
Index 42.91% 18.93% 16.21%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.87% 0.81%
Class C 1.62% 1.56%
Class R 1.31% 1.25%
Class R6 0.56% 0.50%
Eagle Class 0.66% 0.60%
Institutional Service Class 0.67% 0.61%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective August 1, 2012, Class D Shares were renamed Institutional Class Shares.
8
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Fund Commentary - 23
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide BNY Mellon Dynamic U.S. Core Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2021 - Nationwide Diamond Hill Large Cap Concentrated Fund
For the annual period ended October 31, 2021, the Nationwide
Diamond Hill Large Cap Concentrated Fund Class A returned
42.47%* versus 43.76% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Value (consisting of
1363 investments as of October 31, 2021), was 45.14% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s largest detractors from return relative to the
Russell 1000 Value Index were security selection within the
Information Technology sector and its overweight position in the Consumer Staples sector, which has been hurt by supply
chain disruptions and input cost pressure. Financial services technology company Fidelity National Information Service,
Inc. (“FIS”) (NYSE: FIS) was a relative underperformer due to investors’ increasing concerns about competition in another
merchant acquiring one third of FIS’s total business and the contrast between new payment technology companies and
legacy payment technology companies like FIS. While the fears of market share dislocation related to new payment technology companies are unlikely to dissipate in the near term, the view is that FIS is well positioned to grow organically or via acquisition over the long term. Mondelez International Inc. (NASDAQ:
MDLZ) is in the Consumer Staples sector and is a very high-
quality global snack company. Although its strong brands and competitive position should insulate it from some of the impacts of the pandemic, it lagged along with other staples companies and defensive sectors in early 2021. Constructively, Mondelez has been shifting away from cost reduction and margin
maximization and is more focused on volume-driven profitable growth. Procter & Gamble Co. (NYSE:PG) also lagged along
with the staples sector on concerns over cost pressure. The
Fund still holds Fidelity National Information Services, Inc., and
Mondelez International. Procter & Gamble Co. was eliminated
to allocate capital to more attractive opportunities.
The Fund’s overweight position and security selection within the Financials sector provided the largest contribution to
return relative to the Russell 1000 Value Index. Despite the ups and downs of interest rates in 2021, these businesses
have performed well as rates are higher, the yield curve
is steeper, and the economy is stronger than last year. The
Fund’s top security contributors to relative performance were all from the Financials sector. Private equity firm KKR & Co.
Inc. (NYSE:KKR) outperformed on strong assets under
management growth, operating leverage and has benefitted
from strong capital markets. American International Group
Inc. (NYSE:AIG) has continued to advance the turnaround of
its property & casualty segment and make progress toward
a separation of its life and retirement business. Shares of
banking and financial services company Bank of America
Corp. (NYSE:BAC) have risen with interest rates as its fee
businesses in capital markets and mortgage are doing well.
The bank’s strong wealth management business requires little capital and has high margins. The Fund continues to hold all three securities.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
Diamond Hill Capital Management, Inc.
Portfolio Managers:
Charles Bath, CFA; Austin Hawley, CFA; and Christopher
Welch, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such
foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. The Fund is non-diversified and may hold large positions in a smaller number of securities, and an increase or decrease in the value of such securities may have a greater
impact on the Fund's value and total return. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2021 - Fund Commentary - 25
Asset Allocation
1
Common Stocks 98.2%
Other assets in excess of liabilities 1.8%
100.0%
Top Industries
2
Banks 9.7%
Insurance 8.5%
IT Services 7.8%
Health Care Equipment & Supplies 6.8%
Diversified Financial Services 6.4%
Capital Markets 6.0%
Entertainment 5.8%
Food Products 5.2%
Beverages 5.2%
Oil, Gas & Consumable Fuels 5.1%
Other Industries 33.5%
100.0%
Top Holdings
2
American International Group, Inc. 8.6%
Abbott Laboratories 6.8%
Berkshire Hathaway, Inc., Class B 6.4%
KKR & Co., Inc. 6.0%
Walt Disney Co. (The) 5.8%
Mondelez International, Inc., Class A 5.2%
PepsiCo, Inc. 5.2%
Chevron Corp. 5.1%
Bank of America Corp. 4.9%
Truist Financial Corp. 4.8%
Other Holdings 41.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

26 - Fund Commentary - October 31, 2021 - Nationwide Diamond Hill Large Cap Concentrated Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
42.47% 15.05% 13.63% 6/30/2000
w/SC
3
34.33% 13.69% 12.99%
Class C
1
w/o SC
2
41.40% 14.25% 12.90% 11/28/2003
w/SC
4
40.40% N/A N/A
Class R6
5,6
42.94% 15.48% 12.29% 9/18/2013
Institutional Service
Class
1,5,7
42.61% 15.26% 13.90% 5/31/2000
Russell 1000
®
Value Index 43.76% 12.39% 12.85%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.89% 0.96%
Class C 2.61% 1.68%
Class R6 1.53% 0.60%
Institutional Service Class 1.73% 0.80%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2021 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Diamond Hill Large Cap Concentrated Fund
versus the Russell 1000
®
Value Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on
9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Large Cap Core Equity Fund. Unlike the Fund,
the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2021 - Nationwide Fund
For the annual period ended October 31, 2021, the Nationwide
Fund Institutional Service Class returned 39.66%* versus
42.91% for its benchmark, the S&P 500
®
- Total Return Index.
For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 1387
investments as of October 31, 2021), was 42.16% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
U.S. equities, as measured by the S&P 500
®
Index, posted
positive results over the trailing 12-month period ended
October 31, 2021. Towards the end of 2020, a sharp escalation in COVID-19 infections across the country and renewed
restrictions to curb the spread of the virus were overshadowed by highly encouraging vaccine developments, despite the
significant logistical challenges and uncertain timeline for distributing and administering vaccines on a broad scale.
In December, the government unveiled a long-awaited fifth
stimulus package, worth approximately $900 billion dollars. Joe
Biden was elected president after a closely contested election, removing a key element of uncertainty for the market.
In the first quarter of 2021, U.S. equities rallied, bolstered by an accelerating vaccine rollout, substantial fiscal and monetary policy tailwinds, and upbeat forecasts for economic growth
and earnings. Expectations for a strong rebound in the U.S.
economy sparked inflationary fears, contributing to a pro-
cyclical rotation. The Democrats secured slim majorities in
both houses of Congress after winning control of the Senate, bolstering President Biden’s prospects of advancing his
legislative agenda.
In the second quarter of 2021, U.S. equities rallied for the fifth consecutive quarter amid a backdrop of improving vaccination rates, accelerating economic growth, and a broader reopening of the economy. Inflation rose sharply during the quarter, as robust demand for goods and services, along with significant global supply-chain disruptions, drove consumer and producer prices sharply higher.
In the third quarter of 2021, U.S. equities rose against a
backdrop of accommodative monetary policy, robust corporate
earnings, and strong demand for goods and services. Growth
stocks outperformed their value counterparts for the quarter;
however, surging Treasury yields sparked a sharp sell-off in shares of large technology companies at the end of September, triggering a powerful rotation into value stocks.
In the final month of the period, U.S. equities registered their largest monthly gain of the year, as inflation anxiety was
outweighed by better COVID-19 trends, higher-than-expected
corporate earnings, strong U.S. equity inflows, and improved prospects for additional fiscal stimulus. Markets were bolstered by a rapid decline in the number of U.S. COVID-19 cases,
which fell nearly 60% from their latest peak in September.
The Fund underperformed the S&P
®
500 Index during
the period. The Fund’s underperformance was driven by
challenging stock selection in the Consumer Discretionary,
Consumer Staples, and Information Technology sectors. This
was partially offset by stronger selection in the Utilities, Health
Care, and Communication Services sectors.
Top detractors from relative performance during the period
included Bank of America Corp. (NYSE: BAC) (Financials),
Global Payments Inc. (NYSE: GPN) (Information Technology),
and NVIDIA Corporation (NASDAQ: NVDA) (Information
Technology). The portfolios positioning in Bank of America
detracted from relative results. Shares of Bank of America
rose during the period as banking stocks benefitted from
the vaccine led rally and subsequent rotation towards value
sectors. The bank posted mixed results in the second quarter of 2021, with earnings edging ahead of the consensus and
revenues missing the mark. However, growth in investment
and brokerage services, card income, and service charges
were able to partially offset the negative impact. The U.S.
Federal Reserve’s decision in September 2021 to roll back
its bond-buying program but leaving short-term interest
rates unchanged sent share prices higher at the end of the
period. We eliminated our position earlier in the period and as such did not benefit from the most recent rally in shares. An overweight position in Global Payments Inc (NYSE: GPN) was
a top detractor from relative performance. While the company reported better-than-expected first-quarter results driven by strength in its Merchant Solutions and Business and Consumer segments, shares may have come under pressure amid
investors’ elevated expectations for Merchant growth. Core
metrics for the second quarter came in strong, but were offset by worse than expected results within credit. We continue to hold an overweight position. An underweight position in NVIDIA detracted from results as shares rose during the period. The company announced second-quarter earnings, which continued
to show strong growth across categories, particularly within gaming and datacenter categories. In addition to strong growth in hardware, the company's software offerings have grown in
importance, with management introducing the company's AI as
a service and its Omniverse platform as a foundation for the future metaverse.
Top contributors to relative performance during the period
included JPMorgan Chase & Co. (NYSE: JPM) (Financials),
Charles Schwab Corporation (NYSE: SCHW) (Financials),
and Eli Lilly And Co. (NYSE: LLY) (Health Care). Positioning
in JPMorgan Chase was the top contributor during the period.
Shares ended the period higher along with the broader financial sector. The bank reported fourth and first-quarter results
that came in ahead of estimates, largely due to better-than-
anticipated revenues and lower provision expense. Shares
were bolstered by an improving economy and rising interest
rates, improving the outlook for major banks and insurers. The overweight position in Charles Schwab contributed to relative performance. Shares rose over the period after revenue spiked
80% in the first-quarter as the company opened more than three million new brokerage accounts in the quarter. The company
has benefited from substantial new account growth amid
increasing demand for retail trading. An overweight position in
Eli Lilly contributed to relative performance. Shares rose during

Nationwide Fund - October 31, 2021 - Fund Commentary - 29
the period after the U.S. FDA granted Breakthrough Therapy
designation for donanemab, an Alzheimer’s Disease treatment.
An eventful summer has set the table for a fourth quarter rife with uncertainty as allocators seek to navigate a market with plausible bull and bear cases. The Global Industry Analysts
(“GIAs”) continue to collaborate with Wellington's broader
investment community to process the influx of news as they
seek to balance their portfolios with potential short-term
beneficiaries and long-term secular winners.
Inflation remains elevated with pockets seemingly more
sustainable than expected. Labor shortages across industries are straining supply chains with the potential of further short-
term disruption. Businesses that support the re-establishment of efficient production lines are likely to benefit as consumer health and market demand remain strong. Now more than 18
months removed from initial quarantines, capex decisions that were delayed are beginning to make their way into investment theses. As enterprises re-engage with strategic plans, strong management teams can capitalize with sound allocations to
position their enterprises for success.
The portfolio utilized exchange traded funds (ETFs) during the period to equitize cash. The positions did not have a material impact on the portfolio during the period.
The portfolio did not experience any liquidity events that had a material impact on performance over the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA and Jonathan G. White, CFA
* High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Funds using both a growth style and a value style of investing may underperform other funds that
use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.7%
Short-Term Investment 0.9%
Liabilities in excess of other assets (0.6)%
100.0%
Top Industries
2
Software 9.6%
Interactive Media & Services 8.2%
Capital Markets 6.0%
Pharmaceuticals 5.2%
Semiconductors & Semiconductor Equipment 5.1%
IT Services 4.1%
Internet & Direct Marketing Retail 4.0%
Health Care Equipment & Supplies 4.0%
Technology Hardware, Storage & Peripherals 3.4%
Oil, Gas & Consumable Fuels 3.2%
Other Industries 47.2%
100.0%
Top Holdings
2
Microsoft Corp. 6.4%
Alphabet, Inc., Class A 5.2%
Amazon.com, Inc. 3.9%
Apple, Inc. 3.4%
Tesla, Inc. 2.3%
Meta Platforms, Inc., Class A 2.2%
Morgan Stanley 2.1%
Charles Schwab Corp. (The) 2.1%
Sysco Corp. 1.9%
Charter Communications, Inc., Class A 1.4%
Other Holdings 69.1%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

30 - Fund Commentary - October 31, 2021 - Nationwide Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
39.33% 18.22% 15.03% 5/8/1998
w/SC
2
31.30% 16.83% 14.34%
Class C w/o SC
1
38.32% 17.33% 14.16% 3/1/2001
w/SC
3
37.32% N/A N/A
Class R
4,5
38.96% 17.74% 14.57% 10/1/2003
Class R6
4
39.80% N/A 18.49% 4/10/2018
Institutional Service Class
6
w/o SC
1
39.66% 18.51% 15.29% 5/11/1933
w/SC
7
N/A N/A 14.76%
S&P 500
®
Index 42.91% 18.93% 16.21%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.92% 0.88%
Class C 1.72% 1.68%
Class R 1.38% 1.34%
Class R6 0.63% 0.59%
Institutional Service Class 0.71% 0.67%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
7
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

Nationwide Fund - October 31, 2021 - Fund Commentary - 31
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expense, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - October 31, 2021 - Nationwide Geneva Mid Cap Growth Fund
For the annual period ended October 31, 2021, the Nationwide
Geneva Mid Cap Growth Fund Class A returned 48.96%*
versus 39.43% for its benchmark, the Russell Midcap Growth -
Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category, Mid-Cap Growth (consisting of 616 investments as of October 31, 2021), was 37.98% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The quality environment during the period was mixed and some industries saw strong outperformance of highly cyclical names and COVID recovery plays, but more recently markets have
begun to reward companies with strong fundamentals. During
the last couple months of 2020 markets experienced strong low quality headwinds with nonearning companies meaningfully
outperforming markets in November and December, as well
as strong relative performance from high beta** and lower
Return on equity (“ROE”) (a measure of financial performance calculated by dividing net income by shareholders' equity); all of which indicates a very low quality market. Since then markets have normalized and we are starting to see fundamentals drive share prices.
From a sector perspective the top three relative contributors were Financials, Consumer Discretionary and Industrials;
these industries contributed 3.31%, 2.90% and 2.70% to
relative performance. At the stock level the three greatest
contributors were HubSpot Inc. (NYSE: HUBS), EPAM Systems
Inc. (NYSE: EPAM) and Intuit Inc. (NASDAQ: INTU). These
companies contributed 3.97%, 3.38% and 3.08% respectively
to performance. Stock selection within the Fund has been
extremely strong, and the team’s discipline to investing in
high-quality growth companies has been rewarded as markets
have begun to look past the economic boost from the COVID
pandemic response. We now are focusing on normalized
company fundamentals. All three of these contributors are
benefiting from strong underlying demand for their products
and services, and their fundamental strength that has driven share prices higher.
The three largest sectors that detracted from performance
were the Energy, Telecommunications and Basic Materials
sectors. These sectors detracted 1.11%, 0.72% and 0.37%
respectively from relative performance. At the stock level,
the three largest detractors from performance were Mercury
Systems Inc. (NASDAQ: MRCY), Global Payments Inc. (NYSE:
GPN) and Twilio Inc. (NYSE: TWLO). These stocks detracted
0.47%, 0.15% and 0.05%, respectively. The Fund did not hold
a position in Mercury Systems as of October 31, 2021; after
another disappointing quarterly report the team decided to
move on from the position and into a higher conviction name.
The company fundamentals of Global Payments and Twilio
remain strong. In the case of Global Payments, the market is not rewarding their strong fundamental execution. Twilio has been hurt by a temporary deceleration in growth, although we believe investors do not fully appreciate the difficult year-over-
year comparisons the company faces. The long-term thesis for both companies remains intact.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund
performance.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
José Muñoz, CFA; William A. Priebe, CFA; and William S.
Priebe
*High double-digit returns are unusual and cannot be sustained.
** A high level of volatility and therefore risk; used to refer to investments
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more-limited resources.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2021 - Fund Commentary - 33
Asset Allocation
1
Common Stocks 97.5%
Other assets in excess of liabilities 2.5%
100.0%
Top Industries
2
Software 16.8%
IT Services 12.8%
Health Care Equipment & Supplies 12.2%
Electronic Equipment, Instruments & Components 8.1%
Specialty Retail 6.3%
Professional Services 4.5%
Distributors 3.8%
Capital Markets 3.7%
Commercial Services & Supplies 3.6%
Aerospace & Defense 3.6%
Other Industries 24.6%
100.0%
Top Holdings
2
EPAM Systems, Inc. 4.5%
Intuit, Inc. 4.4%
Pool Corp. 3.8%
Copart , Inc. 3.6%
HubSpot , Inc. 3.4%
Keysight Technologies, Inc. 3.3%
IDEXX Laboratories, Inc. 3.2%
Generac Holdings, Inc. 3.1%
Tyler Technologies, Inc. 3.1%
O'Reilly Automotive, Inc. 2.8%
Other Holdings 64.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

34 - Fund Commentary - October 31, 2021 - Nationwide Geneva Mid Cap Growth Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
48.96% 21.24% 14.67% 1/4/1999
w/SC
3
40.37% 19.81% 14.02%
Class C
1
w/o SC
2
47.86% 20.35% 13.88% 5/8/2000
w/SC
4
46.86% N/A N/A
Class R6
5,6
49.51% 21.67% 14.65% 9/18/2013
Institutional Service
Class
1,5,7
49.24% 21.51% 14.95% 6/8/2009
Russell Midcap
®
Growth
Index 39.43% 21.90% 16.86%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.10%
Class C 1.84%
Class R6 0.74%
Institutional Service Class 0.87%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2021 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Mid Cap Growth Fund versus the
Russell Midcap
®
Growth Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Mid Cap Growth Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - October 31, 2021 - Nationwide GQG US Quality Equity Fund
Since the fund’s inception through January 25, 2021, the
Nationwide GQG US Quality Equity Fund Class R6 returned
22.39%* versus 24.04% for its benchmark, the S&P 500
®
- Total Return Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Growth
(consisting of 1360 investments as of October 31, 2021), was
17.16% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section. The largest contributors to relative performance during the fiscal year were stock selection in the Financial Services,
Information Technology and Communication Services Sectors.
The top stock contributors included:
Alphabet Inc. Class A (NASDAQ: GOOGL) dominated the
online search market with Google’s global share above 80%,
via which it generates strong revenue growth and cash flow.
In our view, Google’s ecosystem strengthens as its products
are adopted by more users, which was aided by the pandemic,
making its online advertising services more attractive to
advertisers and publishers, and resulted in increased online ad revenue. During the year, the company benefited from
elevated consumer online activity and broad-based strength in advertiser spending.
Microsoft Corporation (NASDAQ: MSFT) is one of the largest
technology companies on the planet by market capitalization, operating key segments from productivity to intelligent cloud, as well as personal computing. During the the year, the company continued to see positive momentum in their underlying
business segments.
NVIDIA Corporation (NASDAQ: NVDA) is the leading designer
of graphics processing units that enhance the experience on
computing platforms. The firm's chips are used in a variety of end markets, including high-end PCs for gaming, data centers, and automotive infotainment systems. During the year, the
company continued to benefit from positive momentum in the
GPU market. The global semiconductor complex more broadly
continues to benefit from demand out stripping supply, and
in some instances, shortages have impacted supply chains
globally.
The Fund continues to hold Alphabet, Microsoft and NVIDIA.
The largest detractors from relative performance during the
fiscal year were the Real Estate sector, as well as stock selection in the Consumer Discretionary Sector and an underweight
allocation to Information Technology and Materials sectors.
The largest detractors on a holdings level were:
Advanced Micro Devices, Inc. (NASDAQ: AMD), which designs
and produces microprocessors for the computer and consumer
electronics industries. The majority of the firm's sales are in the computer market via CPUs and GPUs. Advanced Micro Devices
struggled along with many growth-oriented companies during
the first quarter of 2021. Combined with the performance of the group, one of AMD’s largest competitors, Intel, revealed turn around plans from activist investor Third Point coupled with a management overhaul that negatively impacted Advanced
Micro Devices.
ServiceNow Inc. (NYSE: NOW) is an American software
company based in Santa Clara, California that develops a
cloud computing platform to help companies manage digital
workflows for enterprise operations. During the first quarter of 2021, growth shares more broadly struggled on a relative
basis to the broader market and ServiceNow exhibited multiple compression off the back of rapidly rising bond yields. GQG
trimmed its exposure to ServiceNow among other more highly
priced growth companies during this period.
Mastercard Inc. (NYSE: MA) is a technology company that
provides transaction processing and other payment-related
products and services in the United States and internationally.
Mastercard was negatively impacted from the spread of the
Delta variant, which suppressed economic activity globally and prolonged the recovery in cross border payment volumes for
the company.
The Fund continues to own ServiceNow and sold Advanced
Micro Devices and Mastercard.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any significant liquidity events during the fiscal year.
Subadviser:
GQG Partners
Portfolio Managers:
Rajiv Jain, and James Anders
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such as
foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is non-diversified and may hold large positions in a small number of securities, and an increase or decrease in the value of such securities may
have a greater impact on the Fund's value and total return. The
Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes
than more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the Fund's
principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide GQG US Quality Equity Fund - October 31, 2021 - Fund Commentary - 37
Asset Allocation
1
Common Stocks 98.5%
Master Limited Partnership 1.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Interactive Media & Services 14.3%
Software 13.6%
Oil, Gas & Consumable Fuels 12.1%
Capital Markets 11.8%
Pharmaceuticals 6.4%
Banks 5.9%
Health Care Providers & Services 5.5%
Semiconductors & Semiconductor Equipment 5.4%
Multiline Retail 4.8%
Media 4.1%
Other Industries 16.1%
100.0%
Top Holdings
2
Alphabet, Inc., Class C 9.4%
Microsoft Corp. 7.9%
UnitedHealth Group, Inc. 5.5%
NVIDIA Corp. 5.4%
Exxon Mobil Corp. 4.9%
Target Corp. 4.8%
Blackstone, Inc. 4.5%
Charter Communications, Inc., Class A 4.1%
Visa, Inc., Class A 4.0%
Morgan Stanley 3.9%
Other Holdings 45.6%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

38 - Fund Commentary - October 31, 2021 - Nationwide GQG US Quality Equity Fund
Average Annual Total Return
(For periods ended October 31, 2021)
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
22.00% 1/25/2021
w/SC
2
14.99%
Class R6
3
22.39% 1/25/2021
Eagle Class
3
22.33% 1/25/2021
Institutional Service Class
3
22.31% 1/25/2021
S&P 500
®
Index 24.04%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most
significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 2.19% 0.99%
Class R6 1.69% 0.49%
Eagle Class 1.79% 0.59%
Institutional Service Class 1.94% 0.74%
*
Not annualized.
^
Current effective prospectus dated January 15, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide GQG US Quality Equity Fund - October 31, 2021 - Fund Commentary - 39
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide GQG US Quality Equity Fund from inception through 10/31/21 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

40 - Fund Commentary - October 31, 2021 - Nationwide Loomis All Cap Growth Fund
For the annual period ended October 31, 2021, the Nationwide
Loomis All Cap Growth Fund Class R6 returned 30.41%*
versus 42.81% for its benchmark, the Russell 3000
®
Growth
- Total Return Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Growth
(consisting of 1360 investments as of October 31, 2021), was
40.07% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
Stock selection in the Industrials and Information Technology sectors, as well as our allocation in the Energy sector,
contributed positively to relative return. Stock selection in the Consumer Discretionary, Healthcare, Consumer Staples,
Communication Services, and Energy Sectors detracted from
relative performance.
Alibaba Group Holding Ltd (NYSE: BABA), Monster Beverage
Corp (NASDAQ: MNST), and Microsoft Corporation (NASDAQ:
MSFT) were the largest detractors from relative performance.
The Fund continues to hold all three of these securities. A
Fund holding since inception, Alibaba Group is a leading China
e-commerce and consumer-engagement platform provider.
With over 60% of China’s e-commerce transactions estimated
to take place through its marketplaces, Alibaba is the world’s largest retail platform, and we believe Alibaba’s scale and
interconnected sites create an unparalleled and difficult-to-
replicate business ecosystem. During the period, Alibaba
reported solid fundamentals and continued market share gains.
However, shares have been under pressure since late-2020,
despite good fundamentals, due to investor concern regarding increasing regulatory intervention by the Chinese government and the uncertainty these measures have created among
investors questioning the ultimate impact on the businesses.
We believe Chinese regulatory efforts are focused on promoting sustainable and healthy development of China’s online
ecosystem, fair competitive behavior, and setting reasonable limits on the usage of personal information. We believe that many of the companies to which the regulations pertain,
including Alibaba, are engaged in activities that are supportive of the Chinese government’s long-term strategic goals. These goals include promoting domestic consumption as well as
the development of domestic cloud technologies. On both of
these counts, Alibaba is a leader and its continued success
advances those long-term goals. We believe Alibaba continues to execute well on its business model, allowing it to expand its already dominant market position and to invest to strengthen its competitive advantages. We believe the near-term uncertainty regarding the regulatory environment does not change the
long-term fundamentals; namely, China remains one of the
largest and most attractive e-commerce markets and Alibaba
is one of the best-positioned companies to take advantage of this long-term secular opportunity. Many great businesses in our portfolio, including Microsoft, Google, Facebook, Visa, and others, have faced significant regulatory challenges around the globe over the last few decades, which often resulted in near-
term uncertainty and share price weakness. We recognize that the individual circumstances of these challenges had significant differences in terms of regulatory bodies and geographies. We also recognize that China offers both unique differences and challenges that we do not take lightly. However, while all of these situations are different, what is similar is that the uncertainty associated with these challenges did not change the strong
underlying business characteristics of these companies, nor
did it prevent them from continuing to generate strong long-
term returns for shareholders.
Monster Beverage is a leading marketer and distributor
of energy drinks in the US and internationally. We believe
Monster’s strong and sustainable competitive advantages
include its iconic brands, the benefits of scale, and its strong entrepreneurial culture. A holding in the strategy since 2013,
Monster’s 2021 financial results have been fundamentally solid and generally better than consensus expectations. -However,
in the past few quarters the company has lost market share
to Red Bull in the US and has experienced some margin
compression due to higher logistics and materials cost. Despite this, year-to-date sales in the US remained above our long-term expectations for mid-to-high single-digit growth, profitability has been generally above expectations, and the company continued
to take market share and demonstrated impressive growth
outside of the US. Monster attributes the decline in US market share in part to a shortage of aluminum cans, which may have dampened sales by a mid-to-high single-digit percentage. The company has recently signed contracts with two new suppliers that will begin to alleviate the can shortage. The decline in market share may also be overstated because measurements
do not include fast-growing channels such as e-commerce and
Home Depot, where Monster has higher market share than its
competitors. While cost inflation has impacted the consumer
packaged goods industry broadly, Monster has been reducing
promotions and will be able to further offset cost increases as it enters annual contract negotiations. Despite the near-term pressure on margins, we believe the company will benefit from margin expansion over the long-term as it achieves greater
scale in international markets. The global energy drink industry is effectively a duopoly, creating strong competitive advantages for Monster and Red Bull, which command a combined share of
approximately 80% of the US market, and an estimated 50% of
the $50 billion global energy drink market. Patiently built using non-traditional, grass roots marketing, Monster’s iconic brand is a competitive advantage so difficult to replicate that even
Pepsi and Coca-Cola were unable to make meaningful inroads
in the profitable and growing energy drink market, despite over a decade of effort and investments. In 2014, Monster entered a partnership with Coca-Cola in which Coca-Cola purchased
a 16.7% stake in the company, and Monster became its
exclusive energy drink partner. The partnership gives Monster access to Coca-Cola’s unmatched global distribution system,
accelerating its pace of international expansion, and extending its benefits of scale. As the company continues to scale its business in international markets, we expect it will be able to increase cash flow growth, expand margins, and improve its
return on invested capital.
NVIDIA Corporation (NASDAQ: NVDA), Oracle Corporation
(NYSE: ORCL), and Deere & Company (NYSE: DE) were the
top contributors to relative performance during the period. The
Fund continues to hold all three of these securities. Nvidia is

Nationwide Loomis All Cap Growth Fund - October 31, 2021 - Fund Commentary - 41
the world leader in graphic processing units (“GPUs”), which enable computers to produce and utilize highly realistic 3D
graphic imagery and models. The company’s competitive
advantages include its intellectual property, brands, and a large and growing ecosystem of developers and applications utilizing
GPU technology. A strategy holding since January 2019, Nvidia reported financial results during the period that were better than consensus expectations, driven by broad-based strength that
included quarterly revenue records in the company’s gaming,
data center, and professional visualization segments. Over our investment horizon, we believe Nvidia can sustain revenue
growth, driven by secular growth in spending on GPUs. As the business shifts increasingly towards its more profitable data center business, we believe operating profits and free cash
flow will grow faster than revenues.
A strategy holding since Fund inception, Oracle is a leader in the enterprise software market, with a strong market position in database, infrastructure and application software, and
cloud-based software and services. The company’s strong
and sustainable competitive advantages include a direct sales force, a founder-driven management team that reinvests
relentlessly to maintain a leading intellectual property portfolio, a differentiated product suite, and a large installed base of clients with high switching costs. Oracle has been transitioning its business from a traditional on-premises, up-front software licensing revenue model to a cloud-computing subscription-
based model where software revenue is recognized over the
life of the client’s contract. While there has been pressure on year-over-year overall revenue comparisons during this
transition, we expect this to lead to faster growth over time due to a higher customer lifetime value. During the period, the company demonstrated continued progress in its transition
and provided above-expectations guidance for mid-single-digit revenue growth in its 2022 fiscal year. We believe Oracle is well positioned to benefit from secular growth in data storage and enterprise software solutions.
The Fund did not utilized derivatives during the reporting period.
There were no liquidity events that had a material impact on the Fund.
Subadviser:
Loomis, Sayles & Company, L.P
Portfolio Manager:
Aziz V. Hamzaogullari, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small and mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited
resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform
other funds that use different investing styles. Funds that invest in a relatively small number of securities may be subject to greater volatility than that of a more diversified investment.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

42 - Fund Commentary - October 31, 2021 - Nationwide Loomis All Cap Growth Fund
Asset Allocation
1
Common Stocks 99.5%
Short-Term Investment 1.7%
Liabilities in excess of other assets (1.2)%
100.0%
Top Industries
2
Software 18.2%
Interactive Media & Services 11.1%
Semiconductors & Semiconductor Equipment 9.9%
Internet & Direct Marketing Retail 9.5%
Biotechnology 7.3%
Pharmaceuticals 5.6%
Capital Markets 5.0%
Hotels, Restaurants & Leisure 4.2%
IT Services 4.1%
Beverages 3.5%
Other Industries 21.6%
100.0%
Top Holdings
2
NVIDIA Corp. 8.1%
Amazon.com, Inc. 6.4%
Meta Platforms, Inc., Class A 5.0%
Oracle Corp. 4.6%
Autodesk, Inc. 4.5%
Monster Beverage Corp. 3.5%
Boeing Co. (The) 3.4%
Visa, Inc., Class A 3.4%
Microsoft Corp. 3.2%
Alibaba Group Holding Ltd., ADR 3.1%
Other Holdings 54.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Loomis All Cap Growth Fund - October 31, 2021 - Fund Commentary - 43
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
29.77% 23.28% 18.96% 5/31/2017
w/SC
2
22.32% 20.86% 17.38%
Class R6
3
30.41% 23.85% 19.50% 5/31/2017
Eagle Class
3
30.21% 23.77% 20.21% 6/27/2018
Institutional Service Class
3
30.40% 23.82% 19.39% 5/31/2017
Russell 3000
®
Growth
Index 42.81% 28.66% 24.06%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.38% 1.34%
Class R6 0.89% 0.85%
Eagle Class 0.99% 0.95%
Institutional Service Class 1.14% 1.10%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

44 - Fund Commentary - October 31, 2021 - Nationwide Loomis All Cap Growth Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Loomis All Cap Growth Fund from inception through 10/31/21 versus the Russell 3000
®
Growth Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Small Company Growth Fund - October 31, 2021 - Fund Commentary - 45
For the annual period ended October 31, 2021, the Nationwide
Small Company Growth Fund Institutional Service Class
returned 22.39%* versus 38.45% for its benchmark, the Russell
2000 Growth
®
- Total Return Index. For broader comparison,
the return for the Fund's closest Morningstar peer category,
Small Growth (consisting of 616 investments as of October
31, 2021), was 41.90% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
Our portfolio strategy is benchmark agnostic, and is not in
any way structured relative to a benchmark. Therefore, we
do not provide attribution analysis relative to a benchmark, or comment on benchmark sector performance.
While we generally do not comment on short term performance, we realize these are extraordinary times characterized by
unusually large market movements caused by the coronavirus.
Regarding performance, since mid-2020, there has been a
rally in lower-quality, lower-valuation, stocks. In many cases, these are the companies that were overlooked in the first half of
2020, when investors favored the kinds of high-quality growth companies (with durable revenue growth, strong balance
sheets and other characteristics of EGCs**) we invest in. The low-quality rally actually hurt our relative returns across the portfolio. Such rallies have previously occurred at the beginning of a recovery following a significant market decline, as we have recently experienced. In periods such as this, with the COVID
Pandemic that we continue to recover from, stock prices can
become divorced from fundamentals, which makes for a difficult environment for our research-driven approach to investing.
Coming out of this unusual period of underperformance, we
have every reason to believe that in the long run fundamentals will win out once again. That’s been the case historically,
as our Small Company strategy has overcome periods of
underperformance before to produce our long-term results.
The top detractors to the Fund were iRhythm Technologies and
Quidel (both Medical/Healthcare), and Proto Labs (Consumer
Related). Performance was due to many performers spread
across our sectors.
Irhythm Technologies Inc (NASDAQ: IRTC) is a medical-device
company whose flagship solution, the Zio Service, allows
physicians to diagnose heart arrhythmias more quickly and
effectively than traditional technologies. The company was the leading detractor during the first two quarters due to uncertainty regarding Medicare reimbursement rates. Additionally, on
June 1, the company’s new CEO abruptly resigned after only
five months on the job. While we still see a long runway for volume growth for the company based on its strong competitive position and low 15% penetration in the large, $1.4 billion
U.S. market, we are less confident in the company’s long-
term revenue durability. Given the uncertainty surrounding the reimbursement rates, as well as the high turnover at the CEO position, we decided to sell the company from the portfolio.
Quidel Corporation (NASDAQ: QDEL) provides diagnostic
testing solutions that aid in the detection and diagnosis of infectious diseases and other medical conditions. The company primarily provides rapid diagnostic tests that are utilized in the areas of infectious diseases and cardiac health, and provide results within a few minutes. Shortly after the beginning of the
COVID-19 pandemic, Quidel successfully launched a number
of tests for COVID-19. These tests saw tremendous demand
through the end of last year, and revenue grew 211% during
2020. However, as effective vaccines have been adopted, and
as COVID-19 case volumes and testing demand fell, Quidel has seen revenue fall below expectations during 2021. We remain
optimistic on Quidel long-term, given the company's strong
slate of testing products, and its stronger market position post-
pandemic. While it remains challenging to forecast demand
for COVID-19 testing near-term, we believe COVID-19 will be
incremental to the company's long-term revenue opportunity.
The company also has a number of new tests and testing
platforms in its pipeline which we expect will drive strong non-
COVID-19 growth.
Proto Labs Inc (NYSE: PRLB) manufactures low-volume
custom parts and prototypes for design engineers. Proto Labs is growing revenues by increasing the number of customers,
revenue per customer, and the size, breadth, and complexity
of products which it can manufacture, thereby meeting more
of its customers’ manufacturing needs. The company reported
weaker-than-expected financial results during the second
quarter earnings call. Proto Labs faces gross-margin pressures due to recent acquisitions, pricing pressure and increased
investments. These headwinds contributed to the recent
underperformance.
Among the top contributors were Paycom Software (Business
Services), Manhattan Associates and DataDog (both
Information/Knowledge Management).
Paycom Software Inc (NYSE: PAYC) makes cloud-based
human capital management (“HCM”) software. As Paycom
adds to the functionality of its software, it is increasingly attracting larger clients, expanding the company’s potential addressable market. With 5 million users, Paycom has about
9% penetration of the roughly 57 million U.S. employees at
mid-sized companies, so we see a long runway for continued
growth. Strong results and an expanding market likely drove
Paycom’s outperformance during the period. In the third
quarter of this year Paycom announced financial results that beat expectations with revenue growth up 30% year over.
In addition, the company is expanding the range of clients it targets to 50-10,000 employees from 50-5,000 previously,
expanding its market opportunity by about 15%.
Manhattan Associates, Inc. (NASDAQ: MANH) provides
supply-chain execution software for warehouse management,
transportation management, inventory, planning and scheduling, and integrated logistics. Manhattan mainly serves customers in retail, transportation, pharmaceutical, manufacturing, and other industries. In the most recent quarter, the company announced stronger than expected financial results. In May, during the company’s annual user conference it announced a multi-

46 - Fund Commentary - October 31, 2021 - Nationwide Small Company Growth Fund
tenant Transportation Management product, amid a variety of
new product innovations. We believe Manhattan’s continued
execution, pipeline of new products, and positive financial
results contributed to the company’s outperformance.
Datadog Inc (NASDAQ: DDOG) is a leading SaaS-based, IT-
monitoring and analytics software platform for developers, IT operations and business users. Strong results and successful innovation likely drove Datadog’s recent strong performance. In
August, the company announced financial results for the second quarter that beat expectations. Revenue growth accelerated to
67% year over year, from 51% in the prior quarter. Datadog
is accelerating its pace of innovation and experiencing strong demand for its new products, which gives us confidence in the durability of its elevated growth.
During the past 12 months, the following five holdings were
added to the portfolio: Duck Creek Duck Creek Technologies
Inc (NASDAQ: DCT), Ncino Inc (NASDAQ: NCNO), Repligen
Corporation (NASDAQ: RGEN), CryoPort Inc (NASDAQ:
CYRX) and 10X Genomics Inc (NASDAQ: TXG). Three
companies were sold out of the portfolio: ACI Worldwide Inc
(NASDAQ: ACIW), Cyclerion Therapeutics Inc (NASDAQ:
CYCN) and Irhythm Technologies Inc (NASDAQ: IRTC). Two
positions were acquired out of the portfolio: Cantel Medical
Corp (NYSE:CMD) and NIC Inc (NASDAQ:EGOV).
The Fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had an effect on performance.
Subadviser:
Brown Capital Management, LLC
Portfolio Managers:
Daman C. Blakeney; Damien L. Davis, CFA; Andrew J. Fones;
Kempton M. Ingersol; Keith A. Lee; and Chaitanya Yaramada,
CFA
*High double-digit returns are unusual and cannot be sustained.
**An EGC is defined as a company with total annual gross
revenues of less than $1 billion in its most recently completed fiscal year.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The investment strategy of holding stocks for long time periods with an emphasis on particular industries or sectors may
subject the Fund to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Small Company Growth Fund - October 31, 2021 - Fund Commentary - 47
Asset Allocation
1
Common Stocks 98.1%
Short-Term Investment 0.1%
Other assets in excess of liabilities 1.8%
100.0%
Top Industries
2
Software 52.5%
Health Care Equipment & Supplies 20.8%
Life Sciences Tools & Services 7.5%
Health Care Technology 6.9%
Electronic Equipment, Instruments & Components 4.7%
Machinery 3.4%
Biotechnology 3.1%
Energy Equipment & Services 0.6%
Chemicals 0.2%
Communications Equipment 0.2%
Other Industries 0.1%
100.0%
Top Holdings
2
Datadog , Inc., Class A 5.1%
Paycom Software, Inc. 5.0%
Tyler Technologies, Inc. 4.9%
Manhattan Associates, Inc. 4.9%
Veeva Systems, Inc., Class A 4.7%
Cognex Corp. 4.6%
ANSYS, Inc. 4.6%
Alarm.com Holdings, Inc. 4.5%
Appfolio , Inc., Class A 4.4%
Neogen Corp. 4.4%
Other Holdings 52.9%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

48 - Fund Commentary - October 31, 2021 - Nationwide Small Company Growth Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
22.16% 21.00% 17.77% 1/3/2012
w/SC
2
15.12% 19.58% 17.07%
Institutional Service Class
3
22.39% 21.19% 17.97% 1/3/2012
Russell 2000
®
Growth
Index 38.45% 17.90% 14.92%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.36% 1.35%
Institutional Service Class 1.20% 1.19%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Small Company Growth Fund - October 31, 2021 - Fund Commentary - 49
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Small Company Growth Fund from inception through 10/31/21 versus the Russell 2000
®
Growth Index for the same period. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

50 - Fund Commentary - October 31, 2021 - Nationwide WCM Focused Small Cap Fund
For the annual period ended October 31, 2021, the Nationwide
WCM Focused Small Cap Fund Class A returned 39.91%*
versus 50.8% for its benchmark, the Russell 2000
®
- Total
Return Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Blend (consisting of
702 investments as of October 31, 2021), was 55.58% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Over the past year, the Fund’s high-quality approach has had difficulty keeping up with a market that has favored lower quality, highly cyclical, and non-earning businesses. We have seen the typical recovery playbook from recessionary environments,
where the lowest quality stocks have surged and their quality counterparts have lagged in comparison. That being said, we
have taken the opportunity to build positions in excellent long-
term opportunities that have been overlooked during this time of market exuberance, and we believe the Fund is positioned
well to benefit over the long-run.
Attribution analysis shows that while both allocation and
selection were detractors for the annual period, selection was the primary source of underperformance.
From an allocation perspective, the Fund’s avoidance of
allocations in the Energy sector was the primary detractor.
The Fund’s underweight to Consumer Discretionary was a
detractor. Lastly, the Fund’s underweight to Materials and an overweight to Consumer Staples also detracted.
The three stocks that detracted most from Fund performance
for the reporting period were Grocery Outlet Holding Corp.
(NASDAQ: GO), American Woodmark Corporation (NASDAQ:
AMWD) and Ollie's Bargain Outlet Holdings Inc. (NASDAQ:
OLLI). For both Grocery Outlet and Ollie’s, the overall post-
Covid environment has not been as strong for discount retailers as it was throughout 2020. While some of the tailwinds that
benefitted the companies late last year have diminished, our long-term outlook for both companies remains intact, and the
Fund continues to hold them. American Woodmark has been
facing production constraints related to supply chain issues, coupled with margin pressures due to cost inflation in both labor and logistics. Despite the near-term headwinds, our conviction remains intact and the Fund continues to hold the position.
From an allocation perspective, the Fund’s underweighting in
Health Care was the primary contributor. The Fund’s overweight to Industrials and Information Technology also contributed.
Finally, avoidance of Utilities was also a strong contributor.
The three stocks that contributed most to relative Fund
performance for the reporting period were Virtus Investment
Partners Inc. (NASDAQ: VRTS), Jones Lang LaSalle Inc.
(NYSE: JLL) and Focus Financial Partners Inc. (NASDAQ:
FOCS). Virtus and Focus both benefitted from a strong market environment for asset managers over the last twelve months as the economy reopened, and the Fund continues to hold both
companies. Jones Lang LaSalle was also a strong beneficiary
of economic reopening, as the overall commercial real estate environment has rebounded off of last year’s shutdowns. The
Fund exited the position in late July, as the company grew
beyond our market cap constraints.
The Fund did not use derivatives in managing the Fund during the reporting period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
WCM Investment Management
Portfolio Manager:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and
Patrick McGee, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more-limited resources.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile) and foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Because the Fund may hold large positions in a smaller number of securities,
an increase or decrease in the value of such securities may
have a greater impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide WCM Focused Small Cap Fund - October 31, 2021 - Fund Commentary - 51
Asset Allocation
1
Common Stocks 95.4%
Short-Term Investment 0.3%
Other assets in excess of liabilities 4.3%
100.0%
Top Industries
2
Capital Markets 11.7%
Commercial Services & Supplies 8.3%
Electronic Equipment, Instruments & Components 6.4%
Health Care Providers & Services 5.6%
Specialty Retail 4.9%
Food & Staples Retailing 4.6%
Construction & Engineering 4.5%
Personal Products 4.4%
Semiconductors & Semiconductor Equipment 4.4%
Chemicals 4.3%
Other Industries 40.9%
100.0%
Top Holdings
2
Focus Financial Partners, Inc., Class A 7.2%
ePlus , Inc. 6.4%
Addus HomeCare Corp. 5.6%
Grocery Outlet Holding Corp. 4.6%
Virtus Investment Partners, Inc. 4.5%
Inter Parfums , Inc. 4.5%
CMC Materials, Inc. 4.4%
Wyndham Hotels & Resorts, Inc. 3.9%
Enstar Group Ltd. 3.9%
Cushman & Wakefield plc 3.7%
Other Holdings 51.3%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

52 - Fund Commentary - October 31, 2021 - Nationwide WCM Focused Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
39.91% 12.00% 12.34% 3/1/2007
w/SC
3
31.88% 10.68% 11.71%
Class C
1
w/o SC
2
38.78% 11.15% 11.54% 3/1/2007
w/SC
4
37.78% N/A N/A
Class R6
5,6
40.39% 12.39% 10.32% 9/18/2013
Institutional Service
Class
1,5,7
40.27% 12.29% 12.65% 3/1/2007
Russell 2000
®
Index 50.80% 15.52% 13.50%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.45% 1.15%
Class C 2.22% 1.92%
Class R6 1.10% 0.80%
Institutional Service Class 1.20% 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide WCM Focused Small Cap Fund - October 31, 2021 - Fund Commentary - 53
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide WCM Focused Small Cap Fund versus the
Russell 2000
®
Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on the performance of Class A shares of the Fund’s predecessor fund, the HighMark Small Cap Core Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

54 - Shareholder Expense Example - October 31, 2021 - Equity Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide American Century Small Cap Income
Fund
Class A Shares
Actual
(a)
1,000.00 1,038.50 6.63 1.29
Hypothetical
(a)(b)
1,000.00 1,018.70 6.56 1.29
Class C Shares
Actual
(a)
1,000.00 1,034.70 10.56 2.06
Hypothetical
(a)(b)
1,000.00 1,014.82 10.46 2.06
Class R6 Shares
Actual
(a)
1,000.00 1,040.40 4.99 0.97
Hypothetical
(a)(b)
1,000.00 1,020.32 4.94 0.97
Institutional Service Class Shares
Actual
(a)
1,000.00 1,039.20 6.22 1.21
Hypothetical
(a)(b)
1,000.00 1,019.11 6.16 1.21

Equity Funds - October 31, 2021 - Shareholder Expense Example - 55
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 1,053.70 6.63 1.28
Hypothetical
(a)(b)
1,000.00 1,018.75 6.51 1.28
Class C Shares
Actual
(a)
1,000.00 1,050.00 10.54 2.04
Hypothetical
(a)(b)
1,000.00 1,014.92 10.36 2.04
Class M Shares
Actual
(a)
1,000.00 1,055.00 5.13 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Class R6 Shares
Actual
(a)
1,000.00 1,057.60 5.13 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 1,054.60 5.39 1.04
Hypothetical
(a)(b)
1,000.00 1,019.96 5.30 1.04
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,097.20 6.34 1.20
Hypothetical
(a)(b)
1,000.00 1,019.16 6.11 1.20
Class C Shares
Actual
(a)
1,000.00 1,093.40 10.18 1.93
Hypothetical
(a)(b)
1,000.00 1,015.48 9.80 1.93
Class M Shares
Actual
(a)
1,000.00 1,098.60 4.81 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Class R6 Shares
Actual
(a)
1,000.00 1,098.70 4.81 0.91
Hypothetical
(a)(b)
1,000.00 1,020.62 4.63 0.91
Institutional Service Class Shares
Actual
(a)
1,000.00 1,098.50 5.24 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Nationwide BNY Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 1,094.10 4.96 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
Class K Shares
Actual
(a)
1,000.00 1,094.80 4.01 0.76
Hypothetical
(a)(b)
1,000.00 1,021.37 3.87 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,095.90 3.49 0.66
Hypothetical
(a)(b)
1,000.00 1,021.88 3.36 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,095.10 3.54 0.67
Hypothetical
(a)(b)
1,000.00 1,021.83 3.41 0.67
Institutional Service Class Shares
Actual
(a)
1,000.00 1,095.90 3.54 0.67
Hypothetical
(a)(b)
1,000.00 1,021.83 3.41 0.67

56 - Shareholder Expense Example - October 31, 2021 - Equity Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide BNY Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 1,121.50 4.33 0.81
Hypothetical
(a)(b)
1,000.00 1,021.12 4.13 0.81
Class C Shares
Actual
(a)
1,000.00 1,117.70 8.33 1.56
Hypothetical
(a)(b)
1,000.00 1,017.34 7.93 1.56
Class R Shares
Actual
(a)
1,000.00 1,118.90 6.57 1.23
Hypothetical
(a)(b)
1,000.00 1,019.00 6.26 1.23
Class R6 Shares
Actual
(a)
1,000.00 1,123.40 2.68 0.50
Hypothetical
(a)(b)
1,000.00 1,022.68 2.55 0.50
Eagle Class Shares
Actual
(a)
1,000.00 1,123.50 2.89 0.54
Hypothetical
(a)(b)
1,000.00 1,022.48 2.75 0.54
Institutional Service Class Shares
Actual
(a)
1,000.00 1,122.50 3.32 0.62
Hypothetical
(a)(b)
1,000.00 1,022.08 3.16 0.62
Nationwide Diamond Hill Large Cap Concentrated
Fund
Class A Shares
Actual
(a)
1,000.00 1,052.40 4.97 0.96
Hypothetical
(a)(b)
1,000.00 1,020.37 4.89 0.96
Class C Shares
Actual
(a)
1,000.00 1,049.40 8.68 1.68
Hypothetical
(a)(b)
1,000.00 1,016.74 8.54 1.68
Class R6 Shares
Actual
(a)
1,000.00 1,054.10 3.11 0.60
Hypothetical
(a)(b)
1,000.00 1,022.18 3.06 0.60
Institutional Service Class Shares
Actual
(a)
1,000.00 1,052.70 4.14 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 1,088.90 4.53 0.86
Hypothetical
(a)(b)
1,000.00 1,020.87 4.38 0.86
Class C Shares
Actual
(a)
1,000.00 1,084.90 8.46 1.61
Hypothetical
(a)(b)
1,000.00 1,017.09 8.19 1.61
Class R Shares
Actual
(a)
1,000.00 1,086.20 5.89 1.12
Hypothetical
(a)(b)
1,000.00 1,019.56 5.70 1.12
Class R6 Shares
Actual
(a)
1,000.00 1,090.70 3.00 0.57
Hypothetical
(a)(b)
1,000.00 1,022.33 2.91 0.57
Institutional Service Class Shares
Actual
(a)
1,000.00 1,090.00 3.37 0.64
Hypothetical
(a)(b)
1,000.00 1,021.98 3.26 0.64

Equity Funds - October 31, 2021 - Shareholder Expense Example - 57
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,131.60 5.80 1.08
Hypothetical
(a)(b)
1,000.00 1,019.76 5.50 1.08
Class C Shares
Actual
(a)
1,000.00 1,126.90 9.81 1.83
Hypothetical
(a)(b)
1,000.00 1,015.98 9.30 1.83
Class R6 Shares
Actual
(a)
1,000.00 1,133.50 4.03 0.75
Hypothetical
(a)(b)
1,000.00 1,021.42 3.82 0.75
Institutional Service Class Shares
Actual
(a)
1,000.00 1,132.50 4.68 0.87
Hypothetical
(a)(b)
1,000.00 1,020.82 4.43 0.87
Nationwide GQG US Quality Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,136.10 5.17 0.96
Hypothetical
(a)(b)
1,000.00 1,020.37 4.89 0.96
Class R6 Shares
Actual
(a)
1,000.00 1,138.20 2.64 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Eagle Class Shares
Actual
(a)
1,000.00 1,137.80 3.02 0.56
Hypothetical
(a)(b)
1,000.00 1,022.38 2.85 0.56
Institutional Service Class Shares
Actual
(a)
1,000.00 1,138.80 2.80 0.52
Hypothetical
(a)(b)
1,000.00 1,022.58 2.65 0.52
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,071.80 6.89 1.32
Hypothetical
(a)(b)
1,000.00 1,018.55 6.72 1.32
Class R6 Shares
Actual
(a)
1,000.00 1,074.20 4.44 0.85
Hypothetical
(a)(b)
1,000.00 1,020.92 4.33 0.85
Eagle Class Shares
Actual
(a)
1,000.00 1,073.70 4.97 0.95
Hypothetical
(a)(b)
1,000.00 1,020.42 4.84 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,074.40 4.50 0.86
Hypothetical
(a)(b)
1,000.00 1,020.87 4.38 0.86
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,045.20 7.01 1.36
Hypothetical
(a)(b)
1,000.00 1,018.35 6.92 1.36
Institutional Service Class Shares
Actual
(a)
1,000.00 1,046.00 6.14 1.19
Hypothetical
(a)(b)
1,000.00 1,019.21 6.06 1.19
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 986.20 5.81 1.16
Hypothetical
(a)(b)
1,000.00 1,019.36 5.90 1.16
Class C Shares
Actual
(a)
1,000.00 982.10 9.59 1.92
Hypothetical
(a)(b)
1,000.00 1,015.53 9.75 1.92
Class R6 Shares
Actual
(a)
1,000.00 987.60 4.01 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 987.20 4.46 0.89
Hypothetical
(a)(b)
1,000.00 1,020.72 4.53 0.89

58 - Shareholder Expense Example - October 31, 2021 - Equity Funds
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide American Century Small Cap Income Fund - October 31, 2021 - Statement of Investments - 59
Common Stocks 88.9%
Shares Value ($)
Aerospace & Defense 1.1%
Park Aerospace Corp. 111,576 1,460,530
Banks 18.4%
Financial Institutions, Inc. 40,192 1,282,929
First Hawaiian, Inc. 29,198 805,573
FNB Corp. 54,705 637,313
HBT Financial, Inc. 91,414 1,648,194
Home BancShares , Inc. 104,009 2,471,254
Origin Bancorp, Inc. 20,243 902,838
Pacific Premier Bancorp, Inc. 54,784 2,300,380
PacWest Bancorp 75,196 3,569,554
Popular, Inc. 24,231 1,973,373
Towne Bank 35,289 1,112,309
Umpqua Holdings Corp. 129,277 2,643,715
United Bankshares , Inc. 74,636 2,760,785
Valley National Bancorp 74,291 985,099
Webster Financial Corp.(a) 17,114 957,699
24,051,015
Building Products 3.9%
Carlisle Cos., Inc. 7,398 1,649,162
Fortune Brands Home &
Security, Inc. 17,099 1,733,839
Tecnoglass , Inc. 61,092 1,764,337
5,147,338
Capital Markets 4.1%
Carlyle Group, Inc. (The) 30,493 1,712,182
Patria Investments Ltd., Class
A 68,205 1,170,398
Sculptor Capital Management,
Inc. 93,950 2,489,675
5,372,255
Chemicals 3.6%
Chase Corp. 7,001 672,096
RPM International, Inc. 17,432 1,520,071
Valvoline, Inc. 72,093 2,448,278
4,640,445
Commercial Services & Supplies 4.1%
Brink's Co. (The) 32,726 2,254,167
Deluxe Corp. 55,448 1,977,830
Healthcare Services Group,
Inc. 56,873 1,091,393
5,323,390
Containers & Packaging 3.2%
Graphic Packaging Holding
Co. 158,403 3,156,972
Sonoco Products Co. 16,768 971,705
4,128,677
Diversified Consumer Services 1.5%
H&R Block, Inc. 81,663 1,883,965
Diversified Financial Services 1.5%
Compass Diversified Holdings 67,248 2,007,353
Electronic Equipment, Instruments & Components 2.9%
Avnet, Inc. 63,987 2,438,544
Vishay Intertechnology , Inc. 70,112 1,347,553
3,786,097
Common Stocks
Shares Value ($)
Energy Equipment & Services 1.4%
Cactus, Inc., Class A 42,018 1,827,783
Equity Real Estate Investment Trusts (REITs) 6.4%
Brandywine Realty Trust 112,897 1,495,885
CareTrust REIT, Inc. 50,729 1,052,627
Easterly Government
Properties, Inc. 33,031 694,642
Four Corners Property Trust,
Inc. 63,567 1,843,443
Healthcare Realty Trust, Inc. 11,566 382,372
Highwoods Properties, Inc. 32,315 1,449,005
Kimco Realty Corp. 28,332 640,303
LTC Properties, Inc. 10,719 341,507
Urstadt Biddle Properties, Inc.,
Class A 25,464 500,113
8,399,897
Food & Staples Retailing 0.6%
Casey's General Stores, Inc. 3,980 762,329
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.9%
South Jersey Industries, Inc. 53,098 1,208,511
Health Care Providers & Services 2.0%
National HealthCare Corp. 8,846 618,689
Patterson Cos., Inc. 65,069 2,034,057
2,652,746
Household Durables 1.8%
Leggett & Platt, Inc. 49,510 2,319,544
Orleans Homebuilders, Inc.*^∞ 1,500 0
2,319,544
Household Products 2.5%
Spectrum Brands Holdings,
Inc. 35,396 3,318,375
Insurance 4.4%
AMERISAFE, Inc. 10,649 631,379
Axis Capital Holdings Ltd. 45,382 2,363,041
James River Group Holdings
Ltd. 20,259 647,275
ProAssurance Corp. 29,854 683,955
RenaissanceRe Holdings Ltd. 9,749 1,382,408
5,708,058
IT Services 1.9%
EVERTEC, Inc. 55,565 2,512,094
Machinery 6.7%
Graham Corp. 138,044 1,754,539
Hurco Cos., Inc. 15,064 488,827
IMI plc 74,741 1,672,638
Luxfer Holdings plc 115,118 2,315,023
Timken Co. (The) 35,530 2,520,854
8,751,881
Media 3.2%
Entravision Communications
Corp., Class A 385,572 3,073,009
John Wiley & Sons, Inc., Class
A 19,777 1,071,320
4,144,329

60 - Statement of Investments - October 31, 2021 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Multi-Utilities 1.0%
NorthWestern Corp. 22,361 1,271,446
Oil, Gas & Consumable Fuels 0.9%
Hess Midstream LP, Class A 46,696 1,175,338
Paper & Forest Products 0.3%
Neenah, Inc. 7,660 387,136
Semiconductors & Semiconductor Equipment 2.4%
Kulicke & Soffa Industries, Inc. 37,179 2,119,203
MKS Instruments, Inc. 7,050 1,057,853
3,177,056
Specialty Retail 2.2%
Penske Automotive Group,
Inc. 27,569 2,923,692
Textiles, Apparel & Luxury Goods 2.9%
Ralph Lauren Corp. 13,227 1,682,078
Tapestry, Inc. 55,240 2,153,255
3,835,333
Thrifts & Mortgage Finance 1.6%
Enact Holdings, Inc.* 24,255 557,380
First Place Financial Corp.*^∞ 367 0
Premier Financial Corp. 27,649 881,450
Provident Financial Services,
Inc. 25,377 628,335
2,067,165
Trading Companies & Distributors 1.5%
Applied Industrial
Technologies, Inc. 19,988 1,948,430
Total Common Stocks
(cost $96,551,160) 116,192,208
Convertible Bond 0.9%
Principal
Amount ($)
Building Products 0.9%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,426,000 1,199,587
Total Convertible Bond
(cost  $1,142,495)
1,199,587
Convertible Preferred Stock 2.3%
Electronic Equipment, Instruments & Components 2.3%
II-VI, Inc., 6.00%, 07/01/23 11,351 2,913,802
Total Convertible Preferred Stock
(cost  $3,201,022) 2,913,802
Master Limited Partnership 2.3%
Shares
Oil, Gas & Consumable Fuels 2.3%
Enviva Partners LP 44,869 3,004,428
Total Master Limited Partnership
(cost  $2,007,799)
3,004,428
Preferred Stocks 4.5%
Shares Value ($)
Banks 2.7%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 34,429 989,490
People's United Financial,
Inc., Series A(ICE LIBOR
USD 3 Month + 4.02%), (b) 29,480 832,810
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (b) 59,929 1,748,728
3,571,028
Diversified Financial Services 1.8%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 86,026 2,301,195
Total Preferred Stocks
(cost $5,790,168) 5,872,223
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 0
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 5,857
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 51,660 51,660
Total Short-Term Investment
(cost $51,660) 51,660
Total Investments
(cost $108,779,009) — 98.9% 129,239,765
Other assets in excess of liabilities — 1.1% 1,463,805
NET ASSETS — 100.0%
$ 130,703,570

Nationwide American Century Small Cap Income Fund - October 31, 2021 - Statement of Investments - 61
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $50,364, which was collateralized by
cash used to purchase a money market fund with a value of
$51,660.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $51,660.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
Forward foreign currency contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 48,484 USD 38,142 Bank of America NA 12/31/2021 1,041
GBP 148,025 USD 200,516 JPMorgan Chase Bank 12/31/2021 2,132
USD 96,954 GBP 70,518 JPMorgan Chase Bank 12/31/2021 414
Total unrealized appreciation 3,587
USD 1,037,704 CAD 1,321,189 Morgan Stanley Co., Inc. 12/31/2021 (30,033)
USD 1,533,520 GBP 1,123,208 JPMorgan Chase Bank 12/31/2021 (4,168)
Total unrealized depreciation (34,201)
Net unrealized depreciation (30,614)
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

62 - Statement of Investments - October 31, 2021 - Nationwide Bailard Cognitive Value Fund
Common Stocks 98.9%
Shares Value ($)
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings,
Inc.* 6,839 554,780
Echo Global Logistics, Inc.* 8,761 422,543
977,323
Airlines 0.2%
Mesa Air Group, Inc.* 27,200 205,088
Auto Components 1.1%
American Axle &
Manufacturing Holdings,
Inc.* 60,900 552,972
Cooper-Standard Holdings,
Inc.* 7,800 202,332
Standard Motor Products, Inc. 2,900 138,910
Strattec Security Corp.* 7,600 263,492
1,157,706
Banks 15.2%
American National
Bankshares , Inc. 2,600 96,460
Ames National Corp.(a) 10,100 249,672
Associated Banc-Corp. 10,300 229,484
Bancorp, Inc. (The)* 35,139 1,073,496
Bank of NT Butterfield & Son
Ltd. (The) 9,600 344,640
Banner Corp. 10,800 623,808
C&F Financial Corp. 2,100 107,457
Camden National Corp. 14,100 671,160
Capstar Financial Holdings,
Inc. 26,400 580,008
Carter Bankshares , Inc.* 32,246 483,045
Central Pacific Financial Corp. 12,100 332,629
Civista Bancshares, Inc. 29,266 704,140
Customers Bancorp, Inc.* 4,800 255,792
Financial Institutions, Inc. 26,600 849,072
First Busey Corp. 17,900 456,271
First Financial Bancorp 21,700 516,026
First Horizon Corp. 44,400 753,468
First Internet Bancorp 3,200 108,928
Great Western Bancorp, Inc. 9,955 338,968
Hancock Whitney Corp. 9,000 445,320
Hanmi Financial Corp. 35,623 790,474
Heartland Financial USA, Inc. 7,825 392,189
Independent Bank Corp. 28,187 635,053
LCNB Corp. 4,170 71,099
Level One Bancorp, Inc. 8,520 267,613
Live Oak Bancshares, Inc. 4,500 401,310
Macatawa Bank Corp. 32,240 270,816
Northrim Bancorp, Inc. 15,917 707,033
OceanFirst Financial Corp. 17,900 396,843
Orrstown Financial Services,
Inc. 12,645 299,813
Popular, Inc. 10,600 863,264
Sierra Bancorp 3,967 99,016
Simmons First National Corp.,
Class A 7,055 210,874
SmartFinancial , Inc. 15,626 406,120
South Plains Financial, Inc. 3,800 99,028
South State Corp. 2,500 195,225
TriCo Bancshares 1,200 52,596
Common Stocks
Shares Value ($)
Banks
Trustmark Corp. 6,100 194,041
UMB Financial Corp. 2,425 239,639
Wintrust Financial Corp. 7,900 699,150
16,511,040
Biotechnology 4.5%
Affimed NV* 40,458 275,114
Agios Pharmaceuticals, Inc.* 3,600 169,200
Alkermes plc* 9,400 284,726
Arena Pharmaceuticals, Inc.* 5,300 304,167
Atara Biotherapeutics , Inc.* 17,500 270,900
Bluebird Bio, Inc.* 12,700 297,307
ChemoCentryx , Inc.* 3,500 121,835
Chimerix , Inc.* 26,500 138,860
Cullinan Oncology, Inc.*(a) 12,300 273,306
Curis , Inc.* 40,700 264,550
Dicerna Pharmaceuticals, Inc.* 13,800 287,178
Intellia Therapeutics, Inc.* 1,300 172,874
Jounce Therapeutics, Inc.* 31,952 280,539
Kiniksa Pharmaceuticals Ltd.,
Class A* 25,900 269,101
Kura Oncology, Inc.* 16,100 264,362
MacroGenics , Inc.* 13,900 271,467
MeiraGTx Holdings plc* 18,000 387,000
Replimune Group, Inc.* 4,500 132,795
Sutro Biopharma, Inc.* 14,100 284,256
Xencor , Inc.* 4,800 189,888
4,939,425
Building Products 2.1%
Advanced Drainage Systems,
Inc. 1,300 146,640
JELD-WEN Holding, Inc.* 16,000 438,560
Masonite International Corp.* 6,209 745,142
Resideo Technologies, Inc.* 26,600 655,956
Zurn Water Solutions Corp. 9,556 346,692
2,332,990
Capital Markets 1.4%
Brightsphere Investment
Group, Inc. 4,900 146,902
Cowen, Inc., Class A 6,001 226,418
Donnelley Financial Solutions,
Inc.* 12,200 467,504
Janus Henderson Group plc 5,400 251,100
Oppenheimer Holdings, Inc.,
Class A 6,900 359,145
StoneX Group, Inc.* 800 55,288
1,506,357
Chemicals 1.4%
AdvanSix , Inc.* 12,000 583,200
Koppers Holdings, Inc.* 8,100 284,229
Trinseo plc 12,200 683,932
1,551,361
Commercial Services & Supplies 1.8%
CompX International, Inc. 1,900 41,040
Covanta Holding Corp. 14,700 296,646
Deluxe Corp. 14,100 502,947
Herman Miller, Inc. 5,800 225,736
Matthews International Corp.,
Class A 20,400 701,148

Nationwide Bailard Cognitive Value Fund - October 31, 2021 - Statement of Investments - 63
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Quest Resource Holding
Corp.* 40,224 234,104
2,001,621
Communications Equipment 0.6%
ADTRAN, Inc. 14,800 273,504
Aviat Networks, Inc.* 6,900 197,340
Calix, Inc.* 3,500 219,065
689,909
Construction & Engineering 1.5%
Argan , Inc. 6,300 259,938
EMCOR Group, Inc. 5,400 656,046
MYR Group, Inc.* 5,000 510,750
Orion Group Holdings, Inc.* 46,500 206,925
1,633,659
Construction Materials 0.4%
Summit Materials, Inc., Class
A* 11,900 424,235
Consumer Finance 1.9%
Navient Corp. 49,200 969,240
OneMain Holdings, Inc. 12,600 665,406
Regional Management Corp. 7,961 406,648
2,041,294
Containers & Packaging 0.9%
Graphic Packaging Holding
Co. 11,000 219,230
Greif, Inc., Class A 11,200 724,416
943,646
Diversified Consumer Services 0.9%
Carriage Services, Inc. 6,900 355,005
Graham Holdings Co., Class B 1,000 585,850
940,855
Diversified Financial Services 0.7%
A-Mark Precious Metals, Inc. 6,900 517,431
SWK Holdings Corp.* 14,157 268,700
786,131
Diversified Telecommunication Services 0.2%
IDT Corp., Class B* 5,700 275,709
Electric Utilities 1.2%
IDACORP, Inc. 2,700 281,664
OGE Energy Corp. 12,400 422,468
Portland General Electric Co. 9,400 463,514
Via Renewables, Inc. 7,900 88,085
1,255,731
Electrical Equipment 2.1%
Acuity Brands, Inc. 300 61,629
Atkore , Inc.* 12,000 1,134,360
LSI Industries, Inc. 34,905 259,693
nVent Electric plc 22,800 808,260
2,263,942
Electronic Equipment, Instruments & Components 1.9%
CTS Corp. 2,600 92,612
ePlus , Inc.* 2,400 265,368
Flex Ltd.* 23,300 393,770
Kimball Electronics, Inc.* 13,800 396,750
Knowles Corp.* 16,627 346,507
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Littelfuse , Inc. 800 235,640
Methode Electronics, Inc. 7,000 294,490
2,025,137
Energy Equipment & Services 0.6%
ChampionX Corp.* 11,800 309,514
TETRA Technologies, Inc.* 92,100 297,483
606,997
Entertainment 0.3%
Lions Gate Entertainment
Corp., Class B* 28,200 319,224
Equity Real Estate Investment Trusts (REITs) 11.8%
Apple Hospitality REIT, Inc. 25,300 397,463
Brixmor Property Group, Inc. 39,800 932,912
Cedar Realty Trust, Inc. 14,193 316,078
Corporate Office Properties
Trust 7,800 211,536
DigitalBridge Group, Inc.* 48,900 327,630
Essential Properties Realty
Trust, Inc. 29,600 881,784
Independence Realty Trust,
Inc. 44,100 1,042,083
iStar , Inc. 33,400 843,016
Kite Realty Group Trust 36,800 747,040
Lexington Realty Trust 70,400 1,025,728
National Storage Affiliates
Trust 15,900 993,114
NexPoint Residential Trust,
Inc. 12,200 864,004
One Liberty Properties, Inc. 21,600 675,216
Outfront Media, Inc. 34,000 846,260
Pebblebrook Hotel Trust 9,600 215,616
RLJ Lodging Trust 14,200 204,764
Ryman Hospitality Properties,
Inc.* 3,200 273,728
Safehold , Inc. 11,450 855,315
SITE Centers Corp. 25,800 409,962
STAG Industrial, Inc. 12,200 531,066
Sunstone Hotel Investors, Inc.* 16,100 198,674
Tanger Factory Outlet Centers,
Inc. 6,200 104,160
12,897,149
Food & Staples Retailing 1.1%
Andersons, Inc. (The) 22,900 779,974
Performance Food Group Co.* 8,300 375,409
1,155,383
Food Products 0.8%
Fresh Del Monte Produce, Inc. 17,800 596,122
Seneca Foods Corp., Class A* 5,201 268,527
864,649
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A(a) 2,100 127,344
South Jersey Industries, Inc. 7,100 161,596
Southwest Gas Holdings, Inc. 4,100 283,925
UGI Corp. 8,800 382,008
954,873

64 - Statement of Investments - October 31, 2021 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0.1%
Shockwave Medical, Inc.* 280 59,836
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.* 4,300 266,600
Cross Country Healthcare,
Inc.* 19,824 410,951
Option Care Health, Inc.* 20,300 554,799
Premier, Inc., Class A 5,800 225,910
Select Medical Holdings Corp. 20,900 694,298
2,152,558
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.* 28,248 389,257
Computer Programs &
Systems, Inc.* 7,500 270,750
NextGen Healthcare, Inc.* 43,400 714,364
1,374,371
Hotels, Restaurants & Leisure 0.2%
Del Taco Restaurants, Inc. 31,100 259,374
Household Durables 2.0%
Beazer Homes USA, Inc.* 15,500 280,705
Century Communities, Inc. 9,677 648,940
KB Home 4,800 192,720
Meritage Homes Corp.* 2,100 228,291
TRI Pointe Group, Inc.* 32,733 791,811
2,142,467
Household Products 0.6%
Spectrum Brands Holdings,
Inc. 7,100 665,625
Independent Power and Renewable Electricity Producers
1.1%
Atlantica Sustainable
Infrastructure plc 13,800 543,030
Clearway Energy, Inc., Class A 10,300 339,797
Sunnova Energy International,
Inc.* 6,100 271,816
1,154,643
Insurance 2.7%
American National Group, Inc. 3,300 626,043
Argo Group International
Holdings Ltd. 4,600 253,460
Assured Guaranty Ltd. 14,800 822,584
CNO Financial Group, Inc. 4,500 108,630
Investors Title Co. 1,961 380,042
Stewart Information Services
Corp. 11,200 797,104
2,987,863
IT Services 1.5%
Conduent , Inc.* 114,900 775,575
Information Services Group,
Inc. 66,000 537,900
Perficient , Inc.* 2,900 358,440
1,671,915
Leisure Products 0.3%
Brunswick Corp. 3,000 279,270
Common Stocks
Shares Value ($)
Machinery 2.3%
Chart Industries, Inc.* 1,600 284,032
Crane Co. 5,800 599,024
Evoqua Water Technologies
Corp.* 7,300 305,359
Hillenbrand, Inc. 14,800 672,808
Terex Corp. 15,100 676,480
2,537,703
Marine 1.2%
Costamare , Inc. 16,195 217,175
Eagle Bulk Shipping, Inc.*(a) 4,500 193,725
Genco Shipping & Trading Ltd. 27,900 479,043
Pangaea Logistics Solutions
Ltd. 52,860 238,927
Safe Bulkers, Inc.* 47,300 210,958
1,339,828
Media 1.5%
Cardlytics, Inc.* 1,800 141,588
Entravision Communications
Corp., Class A 8,400 66,948
Gray Television, Inc. 20,661 484,294
TEGNA, Inc. 39,814 782,743
Townsquare Media, Inc., Class
A* 11,900 158,508
1,634,081
Metals & Mining 1.7%
Alcoa Corp. 17,900 822,505
Olympic Steel, Inc. 10,400 280,488
Schnitzer Steel Industries,
Inc., Class A 13,469 724,632
1,827,625
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 12,500 755,000
MFA Financial, Inc. 59,200 266,992
1,021,992
Multiline Retail 0.2%
Macy's, Inc. 9,500 251,465
Multi-Utilities 1.0%
Avista Corp. 9,700 386,157
MDU Resources Group, Inc. 14,200 436,366
NorthWestern Corp. 4,500 255,870
1,078,393
Oil, Gas & Consumable Fuels 6.4%
Adams Resources & Energy,
Inc. 1,691 49,631
Altus Midstream Co. 2,516 155,539
Antero Resources Corp.* 19,100 379,517
Berry Corp. 21,800 209,498
Centrus Energy Corp., Class
A*(a) 11,810 669,273
CNX Resources Corp.* 21,676 316,686
Enerplus Corp. 100,600 952,682
Equitrans Midstream Corp. 29,031 299,310
Evolution Petroleum Corp. 13,400 79,596
Green Plains, Inc.* 3,200 121,440
HollyFrontier Corp. 19,600 662,480

Nationwide Bailard Cognitive Value Fund - October 31, 2021 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Ovintiv , Inc. 20,300 761,656
PHX Minerals, Inc. 70,848 215,378
Ranger Oil Corp.* 12,800 422,912
SilverBow Resources, Inc.* 11,815 326,094
SM Energy Co. 28,600 981,552
Whiting Petroleum Corp.* 2,700 175,851
World Fuel Services Corp. 5,142 156,985
6,936,080
Paper & Forest Products 0.6%
Clearwater Paper Corp.* 6,400 267,712
Resolute Forest Products, Inc. 30,908 363,478
631,190
Personal Products 0.3%
Natural Alternatives
International, Inc.* 5,942 74,869
Nature's Sunshine Products,
Inc. 17,300 273,167
348,036
Pharmaceuticals 1.0%
Landos Biopharma, Inc.* 5,600 75,376
NGM Biopharmaceuticals,
Inc.* 15,100 278,897
Nuvation Bio, Inc.*(a) 29,100 266,847
Opiant Pharmaceuticals, Inc.* 16,242 382,824
Satsuma Pharmaceuticals,
Inc.* 18,100 104,980
1,108,924
Professional Services 1.5%
CRA International, Inc. 3,975 436,535
Heidrick & Struggles
International, Inc. 6,290 294,875
Korn Ferry 3,800 293,398
ManpowerGroup , Inc. 3,300 318,945
Mistras Group, Inc.* 13,700 134,534
TrueBlue , Inc.* 6,900 192,165
1,670,452
Real Estate Management & Development 0.5%
AMREP Corp.* 11,433 160,291
Newmark Group, Inc., Class A 25,500 379,440
539,731
Road & Rail 0.7%
Avis Budget Group, Inc.* 1,100 190,641
Saia, Inc.* 900 281,376
USA Truck, Inc.* 12,800 246,656
718,673
Semiconductors & Semiconductor Equipment 1.3%
Amkor Technology, Inc. 23,290 510,517
Axcelis Technologies, Inc.* 11,000 604,230
Entegris , Inc. 200 28,156
Power Integrations, Inc. 3,100 319,951
1,462,854
Software 0.8%
Cerence , Inc.* 2,100 220,773
ChannelAdvisor Corp.* 10,900 278,059
NetSol Technologies, Inc.* 23,848 107,793
Progress Software Corp. 3,300 169,653
Common Stocks
Shares Value ($)
Software
Sprout Social, Inc., Class A* 400 51,072
827,350
Specialty Retail 2.4%
Academy Sports & Outdoors,
Inc.* 16,900 722,982
American Eagle Outfitters, Inc.
(a) 8,900 211,286
Big 5 Sporting Goods Corp.(a) 8,100 195,858
Boot Barn Holdings, Inc.* 1,700 177,633
Caleres , Inc. 6,400 147,584
Lazydays Holdings, Inc.*(a) 7,800 164,502
MarineMax , Inc.* 6,500 336,635
Shift Technologies, Inc.* 6,800 46,444
Signet Jewelers Ltd. 3,600 321,048
Tilly's, Inc., Class A 2,100 29,148
TravelCenters of America,
Inc.* 5,600 301,896
2,655,016
Technology Hardware, Storage & Peripherals 0.1%
Turtle Beach Corp.* 4,151 119,383
Textiles, Apparel & Luxury Goods 0.4%
Rocky Brands, Inc. 7,300 398,215
Thrifts & Mortgage Finance 2.5%
Essent Group Ltd. 4,527 217,296
Flagstar Bancorp, Inc. 13,800 651,222
HomeStreet , Inc. 2,300 108,468
Merchants Bancorp 6,900 306,567
MGIC Investment Corp. 7,000 113,120
Mr. Cooper Group, Inc.* 6,300 276,192
Radian Group, Inc. 30,200 720,874
Timberland Bancorp, Inc. 9,800 271,950
TrustCo Bank Corp. 2,600 87,256
2,752,945
Trading Companies & Distributors 3.2%
Herc Holdings, Inc. 2,500 455,100
MRC Global, Inc.* 28,300 234,890
Titan Machinery, Inc.* 11,600 329,672
Triton International Ltd. 12,400 771,156
Veritiv Corp.* 4,900 525,623
WESCO International, Inc.* 8,635 1,118,750
3,435,191
Wireless Telecommunication Services 0.2%
Spok Holdings, Inc. 25,200 259,308
Total Common Stocks
(cost $74,961,669) 107,563,791
Exchange Traded Funds 0.6%
Equity Funds  0.6%
iShares Micro-Cap ETF(a) 1,000 147,540
Vanguard Small-Cap Value
ETF 2,900 513,213
660,753
Total Exchange Traded Funds
(cost $602,422) 660,753

66 - Statement of Investments - October 31, 2021 - Nationwide Bailard Cognitive Value Fund
Master Limited Partnership 0.1%
Shares Value ($)
Oil, Gas & Consumable Fuels 0.1%
Enviva Partners LP 2,000 133,920
Total Master Limited Partnership
(cost  $97,861)
133,920
Short-Term Investment 1.8%
Money Market Fund 1.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,945,441 1,945,441
Total Short-Term Investment
(cost $1,945,441) 1,945,441
Total Investments
(cost $77,607,393) — 101.4% 110,303,905
Liabilities in excess of other assets — (1.4)% (1,480,544)
NET ASSETS — 100.0%
$ 108,823,361
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $1,931,750, which was collateralized
by cash used to purchase a money market fund with a value
of $1,945,441.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $1,945,441.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - October 31, 2021 - Statement of Investments - 67
Common Stocks 99.7%
Shares Value ($)
Biotechnology 3.4%
Aurinia Pharmaceuticals,
Inc.*(a) 98,000 3,241,840
Blueprint Medicines Corp.* 15,800 1,777,342
Horizon Therapeutics plc* 15,210 1,823,831
6,843,013
Electronic Equipment, Instruments & Components 4.7%
Insight Enterprises, Inc.* 52,533 4,974,875
TE Connectivity Ltd. 30,465 4,447,890
9,422,765
Entertainment 4.1%
Activision Blizzard, Inc. 40,080 3,133,855
Netflix, Inc.* 1,330 918,113
Sea Ltd., ADR-TW* 12,190 4,188,118
8,240,086
Health Care Equipment & Supplies 1.7%
Danaher Corp. 11,000 3,429,470
Household Durables 2.5%
Sony Group Corp., ADR-JP 42,800 4,955,812
Interactive Media & Services 10.9%
Alphabet, Inc., Class A* 3,923 11,615,689
Meta Platforms, Inc., Class A* 28,060 9,079,374
Snap, Inc., Class A* 23,500 1,235,630
21,930,693
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 1,837 6,195,154
IT Services 12.8%
Euronet Worldwide, Inc.* 21,385 2,399,183
Fiserv, Inc.* 31,030 3,056,145
PayPal Holdings, Inc.* 22,000 5,116,980
Square, Inc., Class A* 13,895 3,536,277
Twilio , Inc., Class A* 16,888 4,920,488
Visa, Inc., Class A 31,265 6,620,989
25,650,062
Pharmaceuticals 0.9%
Intra-Cellular Therapies, Inc.* 44,180 1,902,833
Professional Services 1.7%
Booz Allen Hamilton Holding
Corp. 38,450 3,339,767
Semiconductors & Semiconductor Equipment 20.6%
KLA Corp. 14,940 5,569,034
Lam Research Corp. 10,390 5,855,492
Micron Technology, Inc. 21,361 1,476,045
NVIDIA Corp. 39,140 10,006,924
NXP Semiconductors NV 33,850 6,799,111
QUALCOMM, Inc. 42,200 5,614,288
Skyworks Solutions, Inc. 7,805 1,304,450
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 24,660 4,623,257
41,248,601
Software 29.4%
Adobe, Inc.* 14,734 9,582,404
Cadence Design Systems,
Inc.* 16,580 2,870,164
Crowdstrike Holdings, Inc.,
Class A* 6,700 1,888,060
DocuSign, Inc.* 2,535 705,465
Dropbox, Inc., Class A* 91,660 2,794,713
Elastic NV* 9,710 1,684,782
HubSpot , Inc.* 4,350 3,524,501
Intuit, Inc. 7,400 4,632,326
Microsoft Corp. 62,410 20,696,404
Paycom Software, Inc.* 6,790 3,719,901
RingCentral, Inc., Class A* 13,605 3,316,627
ServiceNow , Inc.* 2,950 2,058,392
Varonis Systems, Inc.* 21,140 1,368,604
58,842,343
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. 52,313 7,836,488
Total Common Stocks
(cost $63,077,163) 199,837,087
Short-Term Investment 1.5%
Money Market Fund 1.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,976,856 2,976,856
Total Short-Term Investment
(cost $2,976,856) 2,976,856
Total Investments
(cost $66,054,019) — 101.2% 202,813,943
Liabilities in excess of other assets — (1.2)% (2,434,519)
NET ASSETS — 100.0%
$ 200,379,424
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $3,208,793, which was collateralized
by cash used to purchase a money market fund with a value
of $2,976,856.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,976,856.
ADR American Depositary Receipt
JP Japan
TW Taiwan
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2021 - Nationwide BNY Mellon Disciplined Value Fund
Common Stocks 87.4%
Shares Value ($)
Aerospace & Defense 4.4%
Howmet Aerospace, Inc. 230,390 6,840,279
L3Harris Technologies, Inc. 63,053 14,536,239
Northrop Grumman Corp. 18,501 6,608,927
27,985,445
Automobiles 0.9%
General Motors Co.* 103,554 5,636,444
Banks 7.0%
Bank of America Corp. 204,679 9,779,563
JPMorgan Chase & Co. 109,491 18,601,426
US Bancorp 165,341 9,981,636
Wells Fargo & Co. 117,811 6,027,211
44,389,836
Beverages 0.7%
PepsiCo, Inc. 26,902 4,347,363
Biotechnology 2.3%
AbbVie, Inc. 128,487 14,733,604
Building Products 1.3%
Armstrong World Industries,
Inc. 51,027 5,391,003
Carrier Global Corp. 48,713 2,544,280
7,935,283
Capital Markets 7.0%
Ameriprise Financial, Inc. 38,188 11,537,740
Charles Schwab Corp. (The) 133,036 10,912,943
LPL Financial Holdings, Inc. 29,143 4,780,035
Morgan Stanley 105,557 10,849,149
State Street Corp. 62,969 6,205,595
44,285,462
Chemicals 1.5%
CF Industries Holdings, Inc. 162,350 9,221,480
Communications Equipment 2.3%
Cisco Systems, Inc. 259,958 14,549,849
Construction & Engineering 1.0%
Quanta Services, Inc. 51,831 6,286,064
Construction Materials 0.4%
Vulcan Materials Co. 14,807 2,815,107
Consumer Finance 1.1%
Capital One Financial Corp. 44,111 6,662,084
Diversified Financial Services 4.1%
Berkshire Hathaway, Inc.,
Class B* 52,882 15,177,663
Equitable Holdings, Inc. 87,089 2,917,481
Voya Financial, Inc. 117,326 8,185,835
26,280,979
Electric Utilities 2.9%
Exelon Corp. 342,265 18,205,075
Electrical Equipment 1.8%
Eaton Corp. plc 40,667 6,700,295
Hubbell, Inc. 24,556 4,895,730
11,596,025
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc. 165,679 5,893,202
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs) 0.6%
Medical Properties Trust, Inc. 174,530 3,722,725
Health Care Equipment & Supplies 5.7%
Becton Dickinson and Co. 31,916 7,646,754
Danaher Corp. 25,029 7,803,291
Medtronic plc 119,377 14,308,527
Zimmer Biomet Holdings, Inc. 43,854 6,276,385
36,034,957
Health Care Providers & Services 5.1%
CVS Health Corp. 121,369 10,835,824
HCA Healthcare, Inc. 10,566 2,646,360
McKesson Corp. 28,505 5,925,620
UnitedHealth Group, Inc. 28,647 13,191,084
32,598,888
Hotels, Restaurants & Leisure 0.5%
Aramark 79,848 2,912,855
Household Durables 0.4%
Newell Brands, Inc. 121,245 2,775,298
Independent Power and Renewable Electricity Producers
4.3%
AES Corp. (The) 301,960 7,588,255
Clearway Energy, Inc., Class C 249,199 8,841,580
NextEra Energy Partners
LP(a) 82,791 7,144,863
Vistra Corp. 184,998 3,624,111
27,198,809
Insurance 7.4%
Aon plc, Class A 29,435 9,416,845
Assurant, Inc. 85,380 13,772,648
Chubb Ltd. 37,275 7,282,790
Hartford Financial Services
Group, Inc. (The) 39,525 2,882,558
Principal Financial Group, Inc. 44,052 2,955,449
Willis Towers Watson plc 43,679 10,582,548
46,892,838
Interactive Media & Services 2.7%
Alphabet, Inc., Class A* 5,817 17,223,672
Machinery 1.0%
Ingersoll Rand, Inc.* 118,503 6,370,721
Media 1.3%
Comcast Corp., Class A 154,678 7,955,090
Metals & Mining 1.6%
Freeport-McMoRan, Inc. 199,871 7,539,134
Newmont Corp. 49,874 2,693,196
10,232,330
Oil, Gas & Consumable Fuels 7.7%
ConocoPhillips 57,442 4,278,855
Devon Energy Corp. 325,285 13,037,423
Exxon Mobil Corp. 250,717 16,163,725
Hess Corp. 76,848 6,345,339
Marathon Petroleum Corp. 133,215 8,782,865
48,608,207
Pharmaceuticals 3.6%
Eli Lilly & Co. 23,579 6,006,986
Merck & Co., Inc. 85,372 7,517,005
Organon & Co. 168,433 6,189,913

Nationwide BNY Mellon Disciplined Value Fund - October 31, 2021 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Pharmaceuticals
Viatris , Inc. 217,204 2,899,673
22,613,577
Road & Rail 1.2%
Norfolk Southern Corp. 26,024 7,626,333
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc. 47,782 6,529,411
QUALCOMM, Inc. 57,180 7,607,227
14,136,638
Software 0.9%
Dolby Laboratories, Inc., Class
A 64,404 5,690,093
Tobacco 0.6%
Philip Morris International, Inc. 42,743 4,040,923
Wireless Telecommunication Services 1.0%
Vodafone Group plc,
ADR-UK(a) 444,800 6,649,760
Total Common Stocks
(cost $409,420,039) 554,107,016
Purchased Options 2.4%
Number of
Contracts
Call Options 2.4%
Index Funds: 2.4%
S&P 500 E-Mini Index
12/17/2021 at USD
3,900.00, American Style
Notional Amount: USD
47,435,414
Exchange Traded
*
206 7,287,250
S&P 500 E-Mini Index
12/17/2021 at USD
4,680.00, American Style
Notional Amount: USD
62,863,437
Exchange Traded
*
273 638,138
S&P 500 E-Mini Index
1/21/2022 at USD 3,900.00,
European Style
Notional Amount: USD
47,435,414
Exchange Traded
*
206 7,395,400
Total Purchased Options
(cost $13,479,203) 15,320,788
Short-Term Investment 0.4%
Shares
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,415,310 2,415,310
Total Short-Term Investment
(cost $2,415,310) 2,415,310
U.S. Treasury Obligation 3.1%
Principal
Amount ($)
Market
Value ($)
U.S. Treasury Bills, 0.03%,
12/16/2021 20,000,000 19,998,062
Total U.S. Treasury Obligation
(cost $19,999,138) 19,998,062
Total Investments
(cost $445,313,690) — 93.3% 591,841,176
Other assets in excess of liabilities — 6.7% 42,425,532
NET ASSETS — 100.0%
$ 634,266,708
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $7,537,320, which was collateralized
by cash used to purchase a money market fund with a total
value of $2,415,310 and by $6,646,304 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
10/28/2021 – 2/15/2050; a total value of $9,061,614.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,415,310.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar

70 - Statement of Investments - October 31, 2021 - Nationwide BNY Mellon Disciplined Value Fund
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 12/2021 USD 61,919,610 1,559,293
U.S. Treasury Long Bond 215 12/2021 USD 34,581,406 (371,436)
1,187,857
Short Contracts
S&P 500 E-Mini Index (47) 12/2021 USD (10,802,950) (176,107)
(176,107)
1,011,750
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Statement of Investments - 71
Common Stocks 86.2%
Shares Value ($)
Aerospace & Defense 1.2%
Boeing Co. (The)* 17,989 3,724,263
General Dynamics Corp. 7,620 1,544,955
Howmet Aerospace, Inc. 12,500 371,125
Huntington Ingalls Industries,
Inc. 1,334 270,442
L3Harris Technologies, Inc. 6,550 1,510,037
Lockheed Martin Corp. 8,044 2,673,182
Northrop Grumman Corp. 4,908 1,753,236
Raytheon Technologies Corp. 49,232 4,374,755
Textron, Inc. 7,440 549,444
TransDigm Group, Inc.* 1,705 1,063,613
17,835,052
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 4,369 423,749
Expeditors International of
Washington, Inc. 5,592 689,270
FedEx Corp. 8,045 1,894,839
United Parcel Service, Inc.,
Class B 23,779 5,076,103
8,083,961
Airlines 0.2%
Alaska Air Group, Inc.* 4,033 212,942
American Airlines Group,
Inc.*(a) 20,980 402,816
Delta Air Lines, Inc.* 20,829 815,039
Southwest Airlines Co.* 19,418 918,083
United Airlines Holdings, Inc.* 10,503 484,609
2,833,489
Auto Components 0.1%
Aptiv plc* 8,900 1,538,721
BorgWarner, Inc. 7,753 349,428
1,888,149
Automobiles 2.3%
Ford Motor Co.* 127,965 2,185,642
General Motors Co.* 47,371 2,578,404
Tesla, Inc.* 26,510 29,532,140
34,296,186
Banks 3.8%
Bank of America Corp. 241,897 11,557,839
Citigroup, Inc. 66,180 4,577,009
Citizens Financial Group, Inc. 14,117 668,863
Comerica, Inc. 4,465 379,927
Fifth Third Bancorp 22,488 978,903
First Republic Bank 5,743 1,242,383
Huntington Bancshares, Inc. 48,317 760,509
JPMorgan Chase & Co. 97,624 16,585,341
KeyCorp 31,706 737,799
M&T Bank Corp. 4,252 625,554
People's United Financial, Inc. 13,780 236,189
PNC Financial Services
Group, Inc. (The) 13,870 2,926,986
Regions Financial Corp. 31,626 748,904
SVB Financial Group* 1,911 1,370,951
Truist Financial Corp. 43,559 2,764,690
US Bancorp 44,029 2,658,031
Wells Fargo & Co. 134,110 6,861,068
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,387 339,327
56,020,273
Beverages 1.2%
Brown-Forman Corp., Class B 6,019 408,630
Coca-Cola Co. (The) 126,882 7,152,338
Constellation Brands, Inc.,
Class A 5,481 1,188,336
Molson Coors Beverage Co.,
Class B 6,157 271,462
Monster Beverage Corp.* 12,160 1,033,600
PepsiCo, Inc. 45,141 7,294,786
17,349,152
Biotechnology 1.5%
AbbVie, Inc. 57,714 6,618,064
Amgen, Inc. 18,539 3,837,017
Biogen, Inc.* 4,857 1,295,265
Gilead Sciences, Inc. 40,917 2,654,695
Incyte Corp.* 6,162 412,731
Moderna , Inc.* 11,463 3,957,142
Regeneron Pharmaceuticals,
Inc.* 3,449 2,207,153
Vertex Pharmaceuticals, Inc.* 8,457 1,563,953
22,546,020
Building Products 0.4%
A O Smith Corp. 4,406 321,946
Allegion plc 2,955 379,126
Carrier Global Corp. 28,285 1,477,326
Fortune Brands Home &
Security, Inc. 4,554 461,776
Johnson Controls International
plc 23,222 1,703,798
Masco Corp. 8,011 525,121
Trane Technologies plc 7,743 1,400,941
6,270,034
Capital Markets 2.7%
Ameriprise Financial, Inc. 3,704 1,119,089
Bank of New York Mellon
Corp. (The) 25,760 1,524,992
BlackRock, Inc. 4,671 4,406,902
Cboe Global Markets, Inc. 3,505 462,450
Charles Schwab Corp. (The) 49,008 4,020,126
CME Group, Inc. 11,718 2,584,405
Franklin Resources, Inc. 9,247 291,188
Goldman Sachs Group, Inc.
(The) 11,006 4,549,330
Intercontinental Exchange, Inc. 18,372 2,543,787
Invesco Ltd. 11,458 291,148
MarketAxess Holdings, Inc. 1,255 512,881
Moody's Corp. 5,304 2,143,611
Morgan Stanley 47,660 4,898,495
MSCI, Inc. 2,688 1,787,197
Nasdaq, Inc. 3,802 797,926
Northern Trust Corp. 6,777 833,842
Raymond James Financial,
Inc. 6,054 596,864
S&P Global, Inc. 7,867 3,730,217
State Street Corp. 11,372 1,120,711

72 - Statement of Investments - October 31, 2021 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,397 1,604,261
39,819,422
Chemicals 1.5%
Air Products & Chemicals, Inc. 7,220 2,164,628
Albemarle Corp. 3,865 968,067
Celanese Corp. 3,608 582,728
CF Industries Holdings, Inc. 6,968 395,782
Corteva , Inc. 23,905 1,031,501
Dow, Inc. 24,307 1,360,463
DuPont de Nemours, Inc. 17,040 1,185,984
Eastman Chemical Co. 4,504 468,551
Ecolab, Inc. 8,116 1,803,537
FMC Corp. 4,242 386,064
International Flavors &
Fragrances, Inc. 8,184 1,206,731
Linde plc 16,863 5,382,670
LyondellBasell Industries NV,
Class A 8,725 809,854
Mosaic Co. (The) 11,215 466,208
PPG Industries, Inc. 7,796 1,251,804
Sherwin-Williams Co. (The) 7,904 2,502,485
21,967,057
Commercial Services & Supplies 0.4%
Cintas Corp. 2,851 1,234,768
Copart , Inc.* 7,031 1,091,844
Republic Services, Inc. 6,959 936,682
Rollins, Inc. 7,644 269,298
Waste Management, Inc. 12,636 2,024,666
5,557,258
Communications Equipment 0.7%
Arista Networks, Inc.* 1,847 756,697
Cisco Systems, Inc. 137,642 7,703,823
F5 Networks, Inc.* 1,954 412,587
Juniper Networks, Inc. 10,725 316,602
Motorola Solutions, Inc. 5,579 1,386,884
10,576,593
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,535 550,005
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,028 796,679
Vulcan Materials Co. 4,315 820,368
1,617,047
Consumer Finance 0.5%
American Express Co. 21,007 3,650,597
Capital One Financial Corp. 14,556 2,198,393
Discover Financial Services 9,757 1,105,663
Synchrony Financial 18,796 873,074
7,827,727
Containers & Packaging 0.3%
Amcor plc 50,413 608,485
Avery Dennison Corp. 2,691 585,885
Ball Corp. 10,772 985,423
International Paper Co. 12,838 637,663
Packaging Corp. of America 3,128 429,693
Sealed Air Corp. 4,953 293,812
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,653 416,209
3,957,170
Distributors 0.1%
Genuine Parts Co. 4,651 609,793
LKQ Corp.* 8,762 482,611
Pool Corp. 1,327 683,617
1,776,021
Diversified Financial Services 1.2%
Berkshire Hathaway, Inc.,
Class B* 60,560 17,381,326
Diversified Telecommunication Services 0.9%
AT&T, Inc. 233,183 5,890,203
Lumen Technologies, Inc. 32,761 388,545
Verizon Communications, Inc. 135,221 7,165,361
13,444,109
Electric Utilities 1.3%
Alliant Energy Corp. 8,253 466,872
American Electric Power Co.,
Inc. 16,445 1,393,056
Duke Energy Corp. 25,104 2,560,859
Edison International 12,344 776,808
Entergy Corp. 6,532 672,927
Evergy , Inc. 7,566 482,333
Eversource Energy 11,279 957,587
Exelon Corp. 31,879 1,695,644
FirstEnergy Corp. 17,683 681,326
NextEra Energy, Inc. 64,060 5,466,240
NRG Energy, Inc. 8,125 324,106
Pinnacle West Capital Corp. 3,636 234,486
PPL Corp. 25,021 720,605
Southern Co. (The) 34,542 2,152,657
Xcel Energy, Inc. 17,694 1,142,855
19,728,361
Electrical Equipment 0.5%
AMETEK, Inc. 7,586 1,004,386
Eaton Corp. plc 13,001 2,142,045
Emerson Electric Co. 19,496 1,891,307
Generac Holdings, Inc.* 2,089 1,041,492
Rockwell Automation, Inc. 3,816 1,218,830
7,298,060
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 19,498 1,496,862
CDW Corp. 4,472 834,699
Corning, Inc. 25,017 889,855
IPG Photonics Corp.* 1,239 197,013
Keysight Technologies, Inc.* 5,997 1,079,580
TE Connectivity Ltd. 10,693 1,561,178
Teledyne Technologies, Inc.* 1,537 690,451
Trimble, Inc.* 8,308 725,870
Zebra Technologies Corp.,
Class A* 1,757 938,150
8,413,658
Energy Equipment & Services 0.2%
Baker Hughes Co. 27,280 684,182
Halliburton Co. 29,430 735,456

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 45,991 1,483,670
2,903,308
Entertainment 1.7%
Activision Blizzard, Inc. 25,366 1,983,367
Electronic Arts, Inc. 9,272 1,300,398
Live Nation Entertainment,
Inc.* 4,413 446,375
Netflix, Inc.* 14,457 9,979,812
Take-Two Interactive Software,
Inc.* 3,875 701,375
Walt Disney Co. (The)* 59,358 10,035,657
24,446,984
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 4,503 919,242
American Tower Corp. 14,859 4,189,792
AvalonBay Communities, Inc. 4,586 1,085,414
Boston Properties, Inc. 4,687 532,631
Crown Castle International
Corp. 14,102 2,542,591
Digital Realty Trust, Inc. 9,265 1,462,110
Duke Realty Corp. 12,396 697,151
Equinix , Inc. 2,928 2,450,941
Equity Residential 11,092 958,349
Essex Property Trust, Inc. 2,114 718,612
Extra Space Storage, Inc. 4,351 858,757
Federal Realty Investment
Trust 2,257 271,630
Healthpeak Properties, Inc. 17,814 632,575
Host Hotels & Resorts, Inc.* 23,201 390,473
Iron Mountain, Inc. 9,490 433,124
Kimco Realty Corp. 20,119 454,689
Mid-America Apartment
Communities, Inc. 3,844 784,983
Prologis, Inc. 24,129 3,497,740
Public Storage 4,970 1,650,935
Realty Income Corp. 17,137 1,224,096
Regency Centers Corp. 5,093 358,598
SBA Communications Corp. 3,595 1,241,461
Simon Property Group, Inc. 10,807 1,584,090
UDR, Inc. 9,280 515,318
Ventas, Inc. 12,604 672,676
Vornado Realty Trust 5,419 231,012
Welltower , Inc. 13,725 1,103,490
Weyerhaeuser Co. 24,400 871,568
32,334,048
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 14,438 7,096,854
Kroger Co. (The) 22,128 885,563
Sysco Corp. 16,821 1,293,535
Walgreens Boots Alliance, Inc. 23,576 1,108,543
Walmart, Inc. 46,673 6,973,880
17,358,375
Food Products 0.7%
Archer-Daniels-Midland Co. 18,359 1,179,382
Campbell Soup Co. 6,550 261,672
Conagra Brands, Inc. 15,838 509,984
General Mills, Inc. 19,753 1,220,735
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,803 842,206
Hormel Foods Corp. 9,293 393,280
J M Smucker Co. (The) 3,609 443,402
Kellogg Co. 8,312 509,526
Kraft Heinz Co. (The) 22,210 797,117
Lamb Weston Holdings, Inc. 4,807 271,355
McCormick & Co., Inc.
(Non-Voting) 8,098 649,702
Mondelez International, Inc.,
Class A 45,617 2,770,777
Tyson Foods, Inc., Class A 9,588 766,752
10,615,890
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,401 405,420
Health Care Equipment & Supplies 3.1%
Abbott Laboratories 57,900 7,462,731
ABIOMED, Inc.* 1,492 495,404
Align Technology, Inc.* 2,396 1,495,991
Baxter International, Inc. 16,291 1,286,337
Becton Dickinson and Co. 9,370 2,244,958
Boston Scientific Corp.* 46,442 2,003,043
Cooper Cos., Inc. (The) 1,630 679,580
Danaher Corp. 20,750 6,469,227
Dentsply Sirona, Inc. 7,183 410,939
DexCom , Inc.* 3,154 1,965,604
Edwards Lifesciences Corp.* 20,336 2,436,660
Hologic , Inc.* 8,232 603,488
IDEXX Laboratories, Inc.* 2,774 1,847,872
Intuitive Surgical, Inc.* 11,645 4,205,359
Medtronic plc 43,886 5,260,176
ResMed , Inc. 4,785 1,258,024
STERIS plc 3,198 747,501
Stryker Corp. 10,953 2,914,265
Teleflex, Inc. 1,519 542,192
West Pharmaceutical
Services, Inc. 2,424 1,042,029
Zimmer Biomet Holdings, Inc. 6,851 980,515
46,351,895
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 4,883 595,824
Anthem, Inc. 7,957 3,462,329
Cardinal Health, Inc. 9,484 453,430
Centene Corp.* 19,169 1,365,600
Cigna Corp. 11,096 2,370,217
CVS Health Corp. 43,076 3,845,825
DaVita, Inc.* 2,283 235,697
HCA Healthcare, Inc. 8,040 2,013,698
Henry Schein, Inc.* 4,609 351,897
Humana, Inc. 4,190 1,940,640
Laboratory Corp. of America
Holdings* 3,147 903,252
McKesson Corp. 5,036 1,046,884
Quest Diagnostics, Inc. 4,066 596,808
UnitedHealth Group, Inc. 30,803 14,183,857
Universal Health Services,
Inc., Class B 2,564 318,192
33,684,150

74 - Statement of Investments - October 31, 2021 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 9,791 727,373
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.* 1,341 3,246,266
Caesars Entertainment, Inc.* 7,067 773,554
Carnival Corp.* 25,948 575,008
Chipotle Mexican Grill, Inc.* 916 1,629,591
Darden Restaurants, Inc. 4,236 610,577
Domino's Pizza, Inc. 1,225 598,988
Expedia Group, Inc.* 4,732 777,988
Hilton Worldwide Holdings,
Inc.* 9,156 1,318,006
Las Vegas Sands Corp.* 11,049 428,812
Marriott International, Inc.,
Class A* 8,916 1,426,738
McDonald's Corp. 24,388 5,988,473
MGM Resorts International 12,989 612,561
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 316,022
Penn National Gaming, Inc.* 5,030 360,148
Royal Caribbean Cruises Ltd.* 7,420 626,471
Starbucks Corp. 38,497 4,083,377
Wynn Resorts Ltd.* 3,397 305,051
Yum! Brands, Inc. 9,632 1,203,422
24,881,053
Household Durables 0.3%
DR Horton, Inc. 10,607 946,887
Garmin Ltd. 4,964 712,830
Leggett & Platt, Inc. 4,275 200,284
Lennar Corp., Class A 9,096 908,963
Mohawk Industries, Inc.* 1,807 320,219
Newell Brands, Inc. 12,208 279,441
NVR, Inc.* 112 548,218
PulteGroup, Inc. 8,612 414,065
Whirlpool Corp. 2,064 435,153
4,766,060
Household Products 1.1%
Church & Dwight Co., Inc. 7,980 697,133
Clorox Co. (The) 3,991 650,573
Colgate-Palmolive Co. 27,516 2,096,444
Kimberly-Clark Corp. 10,977 1,421,411
Procter & Gamble Co. (The) 79,296 11,338,535
16,204,096
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 21,992 552,659
Industrial Conglomerates 0.9%
3M Co. 18,888 3,374,908
General Electric Co. 35,834 3,757,912
Honeywell International, Inc. 22,543 4,928,351
Roper Technologies, Inc. 3,465 1,690,469
13,751,640
Insurance 1.7%
Aflac, Inc. 20,097 1,078,606
Allstate Corp. (The) 9,634 1,191,437
American International Group,
Inc. 27,883 1,647,606
Aon plc, Class A 7,365 2,356,211
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 6,802 1,140,491
Assurant, Inc. 1,899 306,328
Brown & Brown, Inc. 7,493 472,883
Chubb Ltd. 14,316 2,797,060
Cincinnati Financial Corp. 4,950 601,128
Everest Re Group Ltd. 1,324 346,226
Globe Life, Inc. 3,102 276,140
Hartford Financial Services
Group, Inc. (The) 11,295 823,744
Lincoln National Corp. 5,868 423,376
Loews Corp. 6,780 380,155
Marsh & McLennan Cos., Inc. 16,532 2,757,538
MetLife, Inc. 23,744 1,491,123
Principal Financial Group, Inc. 8,276 555,237
Progressive Corp. (The) 19,083 1,810,595
Prudential Financial, Inc. 12,605 1,387,180
Travelers Cos., Inc. (The) 8,130 1,307,954
W R Berkley Corp. 4,601 366,240
Willis Towers Watson plc 4,232 1,025,329
24,542,587
Interactive Media & Services 5.7%
Alphabet, Inc., Class A* 9,838 29,129,531
Alphabet, Inc., Class C* 9,206 27,299,564
Match Group, Inc.* 8,875 1,338,173
Meta Platforms, Inc., Class A* 77,886 25,201,573
Twitter, Inc.* 26,016 1,392,897
84,361,738
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.* 14,231 47,993,051
eBay, Inc. 21,297 1,633,906
Etsy, Inc.* 4,168 1,044,876
50,671,833
IT Services 3.8%
Accenture plc, Class A 20,711 7,430,900
Akamai Technologies, Inc.* 5,286 557,462
Automatic Data Processing,
Inc. 13,807 3,099,533
Broadridge Financial
Solutions, Inc. 3,774 673,319
Cognizant Technology
Solutions Corp., Class A 17,126 1,337,369
DXC Technology Co.* 8,276 269,549
Fidelity National Information
Services, Inc. 20,154 2,231,854
Fiserv, Inc.* 19,442 1,914,843
FleetCor Technologies, Inc.* 2,738 677,409
Gartner, Inc.* 2,721 903,127
Global Payments, Inc. 9,576 1,369,272
International Business
Machines Corp. 29,264 3,660,926
Jack Henry & Associates, Inc. 2,441 406,378
Mastercard , Inc., Class A 28,457 9,547,893
Paychex, Inc. 10,544 1,299,864
PayPal Holdings, Inc.* 38,383 8,927,502
VeriSign, Inc.* 3,224 717,888
Visa, Inc., Class A 55,132 11,675,304
Western Union Co. (The) 13,409 244,312
56,944,704

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,209 403,054
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. 9,892 1,557,891
Bio-Rad Laboratories, Inc.,
Class A* 697 553,892
Bio- Techne Corp. 1,281 670,796
Charles River Laboratories
International, Inc.* 1,646 738,527
Illumina, Inc.* 4,812 1,997,269
IQVIA Holdings, Inc.* 6,308 1,649,037
Mettler -Toledo International,
Inc.* 752 1,113,622
PerkinElmer, Inc. 3,643 644,410
Thermo Fisher Scientific, Inc. 12,850 8,134,949
Waters Corp.* 2,023 743,554
17,803,947
Machinery 1.3%
Caterpillar, Inc. 17,871 3,645,863
Cummins, Inc. 4,678 1,121,971
Deere & Co. 9,265 3,171,502
Dover Corp. 4,681 791,463
Fortive Corp. 11,831 895,725
IDEX Corp. 2,466 548,858
Illinois Tool Works, Inc. 9,349 2,130,357
Ingersoll Rand, Inc.* 13,365 718,502
Otis Worldwide Corp. 14,084 1,131,086
PACCAR, Inc. 11,396 1,021,310
Parker-Hannifin Corp. 4,245 1,259,025
Pentair plc 5,464 404,172
Snap-on, Inc. 1,779 361,546
Stanley Black & Decker, Inc. 5,305 953,468
Westinghouse Air Brake
Technologies Corp. 6,239 566,064
Xylem, Inc. 5,966 779,100
19,500,012
Media 0.9%
Charter Communications, Inc.,
Class A* 4,140 2,794,045
Comcast Corp., Class A 149,608 7,694,340
Discovery, Inc., Class A*(a) 5,558 130,279
Discovery, Inc., Class C* 10,005 225,713
DISH Network Corp., Class A* 8,148 334,638
Fox Corp., Class A 10,730 426,410
Fox Corp., Class B 4,946 182,804
Interpublic Group of Cos., Inc.
(The) 12,825 469,010
News Corp., Class A 12,678 290,326
News Corp., Class B 4,198 94,707
Omnicom Group, Inc. 7,100 483,368
ViacomCBS , Inc. 19,861 719,366
13,845,006
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 48,259 1,820,330
Newmont Corp. 26,046 1,406,484
Nucor Corp. 9,559 1,067,262
4,294,076
Multiline Retail 0.5%
Dollar General Corp. 7,701 1,705,925
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 7,685 828,136
Target Corp. 16,150 4,192,863
6,726,924
Multi-Utilities 0.6%
Ameren Corp. 8,359 704,580
CenterPoint Energy, Inc. 18,826 490,229
CMS Energy Corp. 9,560 576,946
Consolidated Edison, Inc. 11,367 857,072
Dominion Energy, Inc. 26,570 2,017,460
DTE Energy Co. 6,416 727,254
NiSource, Inc. 13,242 326,680
Public Service Enterprise
Group, Inc. 16,592 1,058,570
Sempra Energy 10,486 1,338,328
WEC Energy Group, Inc. 10,358 932,841
9,029,960
Oil, Gas & Consumable Fuels 2.3%
APA Corp. 12,188 319,448
Chevron Corp. 63,160 7,231,188
ConocoPhillips 43,707 3,255,734
Coterra Energy, Inc. 24,064 513,045
Devon Energy Corp. 20,782 832,943
Diamondback Energy, Inc. 5,671 607,875
EOG Resources, Inc. 19,037 1,760,161
Exxon Mobil Corp. 138,281 8,914,976
Hess Corp. 8,962 739,992
Kinder Morgan, Inc. 64,000 1,072,000
Marathon Oil Corp. 26,184 427,323
Marathon Petroleum Corp. 20,797 1,371,146
Occidental Petroleum Corp. 29,285 981,926
ONEOK, Inc. 14,503 922,681
Phillips 66 14,385 1,075,710
Pioneer Natural Resources
Co. 7,394 1,382,530
Valero Energy Corp. 13,415 1,037,382
Williams Cos., Inc. (The) 39,894 1,120,622
33,566,682
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,566 2,453,881
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co. 72,552 4,237,037
Catalent , Inc.* 5,638 777,255
Eli Lilly & Co. 25,929 6,605,672
Johnson & Johnson 85,999 14,007,517
Merck & Co., Inc. 82,674 7,279,446
Organon & Co. 8,550 314,212
Pfizer, Inc. 183,125 8,009,887
Viatris , Inc. 39,903 532,705
Zoetis, Inc. 15,468 3,344,182
45,107,913
Professional Services 0.4%
Equifax, Inc. 3,998 1,109,165
IHS Markit Ltd. 12,994 1,698,576
Jacobs Engineering Group,
Inc. 4,300 603,806
Leidos Holdings, Inc. 4,670 466,907
Nielsen Holdings plc 11,535 233,584

76 - Statement of Investments - October 31, 2021 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,697 418,020
Verisk Analytics, Inc. 5,254 1,104,758
5,634,816
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,027 1,147,690
Road & Rail 0.9%
CSX Corp. 73,559 2,660,629
JB Hunt Transport Services,
Inc. 2,748 541,878
Kansas City Southern 3,011 934,163
Norfolk Southern Corp. 8,056 2,360,811
Old Dominion Freight Line, Inc. 3,053 1,042,141
Union Pacific Corp. 21,293 5,140,130
12,679,752
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.* 39,601 4,761,228
Analog Devices, Inc. 17,555 3,045,617
Applied Materials, Inc. 29,837 4,077,226
Broadcom, Inc. 13,399 7,123,846
Enphase Energy, Inc.* 4,450 1,030,754
Intel Corp. 132,505 6,492,745
KLA Corp. 4,980 1,856,345
Lam Research Corp. 4,650 2,620,601
Microchip Technology, Inc. 17,860 1,323,247
Micron Technology, Inc. 36,735 2,538,388
Monolithic Power Systems,
Inc. 1,407 739,322
NVIDIA Corp. 81,414 20,815,117
NXP Semiconductors NV 8,645 1,736,435
Qorvo , Inc.* 3,688 620,432
QUALCOMM, Inc. 36,832 4,900,129
Skyworks Solutions, Inc. 5,422 906,179
Teradyne, Inc. 5,358 740,690
Texas Instruments, Inc. 30,149 5,652,335
Xilinx, Inc. 8,083 1,454,940
72,435,576
Software 8.6%
Adobe, Inc.* 15,561 10,120,252
ANSYS, Inc.* 2,840 1,078,007
Autodesk, Inc.* 7,176 2,279,169
Cadence Design Systems,
Inc.* 9,020 1,561,452
Ceridian HCM Holding, Inc.* 4,324 541,581
Citrix Systems, Inc. 4,120 390,288
Fortinet, Inc.* 4,457 1,499,067
Intuit, Inc. 8,922 5,585,083
Microsoft Corp. 245,555 81,430,949
NortonLifeLock , Inc. 19,129 486,833
Oracle Corp. 53,789 5,160,517
Paycom Software, Inc.* 1,592 872,177
PTC, Inc.* 3,422 435,792
salesforce.com, Inc.* 31,734 9,510,362
ServiceNow , Inc.* 6,467 4,512,414
Synopsys, Inc.* 5,020 1,672,564
Tyler Technologies, Inc.* 1,347 731,717
127,868,224
Specialty Retail 2.0%
Advance Auto Parts, Inc. 2,154 485,770
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 702 1,252,958
Bath & Body Works, Inc. 8,720 602,465
Best Buy Co., Inc. 7,390 903,354
CarMax, Inc.* 5,296 725,128
Gap, Inc. (The) 7,109 161,303
Home Depot, Inc. (The) 34,733 12,911,645
Lowe's Cos., Inc. 23,081 5,396,799
O'Reilly Automotive, Inc.* 2,247 1,398,353
Ross Stores, Inc. 11,733 1,328,176
TJX Cos., Inc. (The) 39,369 2,578,276
Tractor Supply Co. 3,774 819,599
Ulta Beauty, Inc.* 1,791 657,942
29,221,768
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. 513,128 76,866,574
Hewlett Packard Enterprise
Co. 42,729 625,980
HP, Inc. 39,123 1,186,601
NetApp, Inc. 7,280 650,104
Seagate Technology Holdings
plc 6,746 600,866
Western Digital Corp.* 10,146 530,534
80,460,659
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 12,036 205,093
NIKE, Inc., Class B 41,740 6,982,685
PVH Corp.* 2,297 251,131
Ralph Lauren Corp. 1,666 211,865
Tapestry, Inc. 9,070 353,549
Under Armour , Inc., Class A* 6,617 145,309
Under Armour , Inc., Class C* 6,836 129,064
VF Corp. 10,551 768,957
9,047,653
Tobacco 0.5%
Altria Group, Inc. 60,182 2,654,628
Philip Morris International, Inc. 50,891 4,811,235
7,465,863
Trading Companies & Distributors 0.2%
Fastenal Co. 18,867 1,076,929
United Rentals, Inc.* 2,355 892,804
WW Grainger, Inc. 1,448 670,583
2,640,316
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,960 1,038,113
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.* 19,138 2,201,444
Total Common Stocks
(cost $724,745,175) 1,277,113,272

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2021 - Statement of Investments - 77
Purchased Options 2.4%
Number of
Contracts Value ($)
Call Options 2.4%
Index Funds: 2.4%
S&P 500 E-Mini Index
12/17/2021 at USD
3,900.00, American Style
Notional Amount: USD
113,292,348
Exchange Traded
*
492 17,404,500
S&P 500 E-Mini Index
12/17/2021 at USD
4,680.00, American Style
Notional Amount: USD
147,602,429
Exchange Traded
*
641 1,498,338
S&P 500 E-Mini Index
1/21/2022 at USD 3,900.00,
European Style
Notional Amount: USD
113,292,348
Exchange Traded
*
492 17,662,800
Total Purchased Options
(cost $32,166,317) 36,565,638
Short-Term Investment 0.1%
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 861,005 861,005
(cost $861,005)
Total Short-Term Investment
(cost $861,005) 861,005
U.S. Treasury Obligation 4.6%
Principal
Amount ($)
Market
Value ($)
U.S. Treasury Bills, 0.04%,
12/16/2021 68,155,000 68,148,397
Total U.S. Treasury Obligation
(cost $68,151,962) 68,148,397
Total Investments
(cost $825,924,459) — 93.3% 1,382,688,312
Other assets in excess of liabilities — 6.7% 99,350,650
NET ASSETS — 100.0%
$ 1,482,038,962
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of October 31, 2021. The total value of securities on
loan as of October 31, 2021 was $837,619, which was
collateralized by cash used to purchase a money market
fund with a value of $861,005.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $861,005.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 800 12/2021 USD 183,880,000 5,813,100
U.S. Treasury Long Bond 530 12/2021 USD 85,247,188 (915,631)
4,897,469
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - October 31, 2021 - Nationwide Diamond Hill Large Cap Concentrated Fund
Common Stocks 98.2%
Shares Value ($)
Automobiles 4.2%
General Motors Co.* 20,667 1,124,905
Banks 9.6%
Bank of America Corp. 27,391 1,308,742
Truist Financial Corp. 20,054 1,272,827
2,581,569
Beverages 5.1%
PepsiCo, Inc. 8,506 1,374,570
Capital Markets 5.9%
KKR & Co., Inc. 20,092 1,600,730
Diversified Financial Services 6.3%
Berkshire Hathaway, Inc.,
Class B* 5,925 1,700,534
Entertainment 5.7%
Walt Disney Co. (The)* 9,142 1,545,638
Food Products 5.1%
Mondelez International, Inc.,
Class A 22,749 1,381,774
Health Care Equipment & Supplies 6.7%
Abbott Laboratories 14,019 1,806,909
Health Care Providers & Services 4.4%
Humana, Inc. 2,565 1,188,005
Household Durables 4.4%
NVR, Inc.* 241 1,179,647
Insurance 8.4%
American International Group,
Inc. 38,314 2,263,974
Common Stocks
Shares Value ($)
Interactive Media & Services 4.2%
Meta Platforms, Inc., Class A* 3,448 1,115,669
IT Services 7.6%
Cognizant Technology
Solutions Corp., Class A 14,702 1,148,079
Fidelity National Information
Services, Inc. 8,204 908,511
2,056,590
Machinery 3.4%
Parker-Hannifin Corp. 3,123 926,251
Metals & Mining 4.3%
Freeport-McMoRan, Inc. 30,998 1,169,245
Oil, Gas & Consumable Fuels 5.0%
Chevron Corp. 11,694 1,338,846
Pharmaceuticals 3.9%
Pfizer, Inc. 24,108 1,054,484
Textiles, Apparel & Luxury Goods 4.0%
VF Corp. 14,875 1,084,090
Total Investments
(cost $19,447,396) — 98.2% 26,493,430
Other assets in excess of liabilities — 1.8% 498,464
NET ASSETS — 100.0%
$ 26,991,894
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - October 31, 2021 - Statement of Investments - 79
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 1.7%
Boeing Co. (The)* 28,654 5,932,238
General Dynamics Corp. 26,117 5,295,222
Raytheon Technologies Corp. 133,468 11,859,966
23,087,426
Air Freight & Logistics 0.7%
FedEx Corp. 38,705 9,116,189
Airlines 0.3%
Southwest Airlines Co.* 76,250 3,605,100
Automobiles 2.3%
Tesla, Inc.* 28,067 31,266,638
Banks 1.3%
PNC Financial Services
Group, Inc. (The) 83,878 17,700,774
Beverages 1.4%
Constellation Brands, Inc.,
Class A 44,567 9,662,571
Monster Beverage Corp.* 99,560 8,462,600
18,125,171
Biotechnology 0.9%
Biogen, Inc.* 7,142 1,904,629
Exact Sciences Corp.* 18,555 1,766,807
Incyte Corp.* 11,298 756,740
Regeneron Pharmaceuticals,
Inc.* 4,491 2,873,970
Seagen, Inc.* 13,816 2,436,175
Vertex Pharmaceuticals, Inc.* 12,419 2,296,646
12,034,967
Building Products 0.8%
Johnson Controls International
plc 100,774 7,393,788
Trane Technologies plc 21,985 3,977,746
11,371,534
Capital Markets 6.0%
Ares Management Corp. 147,036 12,459,831
Charles Schwab Corp. (The) 344,196 28,234,398
Morgan Stanley 278,708 28,645,608
S&P Global, Inc. 22,338 10,591,786
79,931,623
Chemicals 2.1%
Celanese Corp. 48,232 7,789,950
FMC Corp. 61,735 5,618,503
Linde plc 26,285 8,390,172
PPG Industries, Inc. 40,911 6,569,079
28,367,704
Commercial Services & Supplies 0.5%
Waste Management, Inc. 39,313 6,299,122
Consumer Finance 1.3%
American Express Co. 99,122 17,225,421
Containers & Packaging 0.5%
Ball Corp. 39,431 3,607,148
Crown Holdings, Inc. 29,281 3,044,931
6,652,079
Common Stocks
Shares Value ($)
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 24,321 6,980,370
Equitable Holdings, Inc. 324,435 10,868,573
17,848,943
Electric Utilities 2.9%
Duke Energy Corp. 116,441 11,878,146
Edison International 109,814 6,910,595
Exelon Corp. 184,025 9,788,290
FirstEnergy Corp. 272,472 10,498,346
39,075,377
Energy Equipment & Services 0.2%
Schlumberger NV 80,469 2,595,930
Entertainment 1.5%
Electronic Arts, Inc. 66,681 9,352,010
Netflix, Inc.* 9,013 6,221,764
ROBLOX Corp., Class A* 51,286 4,309,050
19,882,824
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp. 36,247 10,220,567
Host Hotels & Resorts, Inc.* 305,273 5,137,745
Prologis, Inc. 92,976 13,477,801
Welltower, Inc. 116,346 9,354,218
38,190,331
Food & Staples Retailing 2.0%
Sysco Corp. 340,139 26,156,689
Food Products 0.9%
Mondelez International, Inc.,
Class A 207,045 12,575,913
Health Care Equipment & Supplies 4.0%
Align Technology, Inc.* 7,644 4,772,684
Baxter International, Inc. 52,801 4,169,167
Becton Dickinson and Co. 21,574 5,168,915
Boston Scientific Corp.* 171,800 7,409,734
Danaher Corp. 33,229 10,359,805
Edwards Lifesciences Corp.* 56,006 6,710,639
Insulet Corp.*(a) 7,182 2,226,564
Stryker Corp. 27,706 7,371,735
Teleflex, Inc. 14,582 5,204,899
53,394,142
Health Care Providers & Services 2.8%
Anthem, Inc. 16,913 7,359,354
Centene Corp.* 90,262 6,430,265
HCA Healthcare, Inc. 12,112 3,033,572
Humana, Inc. 12,728 5,895,101
Laboratory Corp. of America
Holdings* 10,771 3,091,492
McKesson Corp. 12,930 2,687,888
UnitedHealth Group, Inc. 20,103 9,256,828
37,754,500
Hotels, Restaurants & Leisure 2.6%
Airbnb, Inc., Class A* 53,798 9,181,167
Chipotle Mexican Grill, Inc.* 4,633 8,242,246
Starbucks Corp. 158,350 16,796,184
34,219,597

80 - Statement of Investments - October 31, 2021 - Nationwide Fund
Common Stocks
Shares Value ($)
Household Durables 0.2%
DR Horton, Inc. 26,528 2,368,155
Industrial Conglomerates 0.4%
General Electric Co. 10,349 1,085,300
Honeywell International, Inc. 17,700 3,869,574
4,954,874
Insurance 2.6%
American International Group,
Inc. 153,915 9,094,837
Chubb Ltd. 45,988 8,985,136
Hartford Financial Services
Group, Inc. (The) 75,473 5,504,246
Marsh & McLennan Cos., Inc. 49,863 8,317,148
MetLife, Inc. 49,577 3,113,436
35,014,803
Interactive Media & Services 8.2%
Alphabet, Inc., Class A* 23,775 70,395,873
Match Group, Inc.* 36,421 5,491,558
Meta Platforms, Inc., Class A* 92,853 30,044,445
Snap, Inc., Class A* 67,727 3,561,086
109,492,962
Internet & Direct Marketing Retail 4.0%
Amazon.com, Inc.* 15,469 52,168,120
Chewy, Inc., Class A*(a) 20,886 1,583,159
53,751,279
IT Services 4.1%
Cognizant Technology
Solutions Corp., Class A 35,377 2,762,590
FleetCor Technologies, Inc.* 33,059 8,179,127
Global Payments, Inc. 100,624 14,388,226
GoDaddy, Inc., Class A* 37,083 2,565,031
Nuvei Corp. Reg. S*(b) 13,511 1,626,995
PayPal Holdings, Inc.* 43,601 10,141,156
Shopify, Inc., Class A* 3,250 4,766,872
Snowflake, Inc., Class A* 3,444 1,218,625
Visa, Inc., Class A 44,332 9,388,188
55,036,810
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc. 30,797 4,850,220
Illumina, Inc.* 9,866 4,094,982
PPD, Inc.* 35,400 1,669,818
10,615,020
Machinery 2.6%
Fortive Corp. 122,550 9,278,260
Ingersoll Rand, Inc.* 159,871 8,594,665
Parker-Hannifin Corp. 19,624 5,820,282
Westinghouse Air Brake
Technologies Corp. 128,042 11,617,251
35,310,458
Media 2.9%
Charter Communications, Inc.,
Class A* 28,622 19,316,702
DISH Network Corp., Class A* 116,815 4,797,592
Omnicom Group, Inc. 223,114 15,189,601
39,303,895
Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips 119,988 8,937,906
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 68,851 4,539,346
Pioneer Natural Resources
Co. 16,532 3,091,153
Royal Dutch Shell plc, Class A,
ADR-NL(a) 215,078 9,876,382
Royal Dutch Shell plc, Class
B, ADR-NL 372,489 17,074,896
43,519,683
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 24,164 7,837,110
Pharmaceuticals 5.2%
AstraZeneca plc, ADR-UK 185,004 11,540,549
Bristol-Myers Squibb Co. 175,748 10,263,683
Eli Lilly & Co. 67,910 17,300,752
Pfizer, Inc. 440,328 19,259,947
Zoetis, Inc. 50,105 10,832,701
69,197,632
Professional Services 1.3%
Equifax, Inc. 13,725 3,807,727
IHS Markit Ltd. 108,122 14,133,708
17,941,435
Road & Rail 1.2%
JB Hunt Transport Services,
Inc. 61,236 12,075,127
Uber Technologies, Inc.* 84,227 3,690,827
15,765,954
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* 135,778 16,324,589
KLA Corp. 18,064 6,733,537
Marvell Technology, Inc. 204,004 13,974,274
Micron Technology, Inc. 133,037 9,192,857
NVIDIA Corp. 15,908 4,067,198
Skyworks Solutions, Inc. 20,939 3,499,535
Teradyne, Inc. 20,561 2,842,353
Texas Instruments, Inc. 61,855 11,596,575
68,230,918
Software 9.7%
Adobe, Inc.* 13,627 8,862,456
Autodesk, Inc.* 2,749 873,110
Ceridian HCM Holding, Inc.* 29,503 3,695,251
Microsoft Corp. 259,249 85,972,153
salesforce.com, Inc.* 53,513 16,037,311
ServiceNow, Inc.* 8,669 6,048,881
UiPath, Inc., Class A*(a) 19,562 982,991
Workday, Inc., Class A* 22,227 6,445,385
128,917,538
Specialty Retail 1.9%
Ross Stores, Inc. 62,263 7,048,171
TJX Cos., Inc. (The) 159,375 10,437,469
Ulta Beauty, Inc.* 21,297 7,823,666
25,309,306
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc. 308,137 46,158,923

Nationwide Fund - October 31, 2021 - Statement of Investments - 81
Common Stocks
Shares Value ($)
Tobacco 0.7%
Philip Morris International, Inc. 97,371 9,205,454
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.* 54,502 6,269,365
Total Common Stocks
(cost $847,527,033) 1,330,679,568
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 12,539,673 12,539,673
Total Short-Term Investment
(cost $12,539,673) 12,539,673
Total Investments
(cost $860,066,706) — 100.6% 1,343,219,241
Liabilities in excess of other assets — (0.6)% (7,887,859)
NET ASSETS — 100.0%
$ 1,335,331,382
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $12,025,879, which was collateralized
by cash used to purchase a money market fund with a value
of $12,539,673.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $1,626,995 which represents 0.12% of net assets.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $12,539,673.
ADR American Depositary Receipt
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - October 31, 2021 - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 3.5%
Axon Enterprise, Inc.* 59,209 10,655,252
HEICO Corp., Class A 49,402 6,208,843
16,864,095
Banks 2.4%
Signature Bank 38,333 11,416,334
Building Products 3.4%
Advanced Drainage Systems,
Inc. 114,754 12,944,251
Fortune Brands Home &
Security, Inc. 33,989 3,446,485
16,390,736
Capital Markets 3.6%
Intercontinental Exchange, Inc. 74,288 10,285,916
Raymond James Financial,
Inc. 73,815 7,277,421
17,563,337
Commercial Services & Supplies 3.5%
Copart , Inc.* 110,245 17,119,946
Distributors 3.7%
Pool Corp. 34,913 17,985,781
Diversified Consumer Services 0.5%
Frontdoor , Inc.* 72,083 2,687,254
Electrical Equipment 3.1%
Generac Holdings, Inc.* 29,809 14,861,575
Electronic Equipment, Instruments & Components 7.9%
Amphenol Corp., Class A 154,846 11,887,527
Cognex Corp. 48,312 4,231,648
Keysight Technologies, Inc.* 85,631 15,415,293
Trimble, Inc.* 76,194 6,657,070
38,191,538
Health Care Equipment & Supplies 11.9%
ABIOMED, Inc.* 24,624 8,176,153
Align Technology, Inc.* 12,707 7,933,870
Cooper Cos., Inc. (The) 9,539 3,977,000
IDEXX Laboratories, Inc.* 22,658 15,093,400
Masimo Corp.* 22,025 6,244,968
STERIS plc 44,345 10,365,200
Teleflex, Inc. 15,841 5,654,287
57,444,878
Health Care Providers & Services 0.3%
HealthEquity , Inc.* 22,826 1,510,625
Household Products 1.4%
Church & Dwight Co., Inc. 78,783 6,882,483
Industrial Conglomerates 1.9%
Roper Technologies, Inc. 18,531 9,040,719
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 0.9%
Etsy, Inc.* 18,316 4,591,638
IT Services 12.5%
Broadridge Financial
Solutions, Inc. 50,153 8,947,797
EPAM Systems, Inc.* 31,851 21,443,367
Fiserv, Inc.* 83,681 8,241,742
Gartner, Inc.* 34,937 11,595,940
Global Payments, Inc. 57,744 8,256,814
Twilio , Inc., Class A* 7,039 2,050,883
60,536,543
Life Sciences Tools & Services 1.9%
Repligen Corp.* 32,431 9,421,206
Machinery 2.1%
IDEX Corp. 45,523 10,132,054
Pharmaceuticals 1.9%
Catalent , Inc.* 66,555 9,175,272
Professional Services 4.4%
CoStar Group, Inc.* 140,191 12,063,436
Verisk Analytics, Inc. 43,397 9,125,087
21,188,523
Road & Rail 0.5%
JB Hunt Transport Services,
Inc. 12,364 2,438,057
Semiconductors & Semiconductor Equipment 0.7%
Microchip Technology, Inc. 44,714 3,312,860
Software 16.4%
ANSYS, Inc.* 32,930 12,499,569
Blackline, Inc.* 83,659 10,613,817
HubSpot , Inc.* 19,925 16,143,833
Intuit, Inc. 33,430 20,926,846
SS&C Technologies Holdings,
Inc. 60,118 4,777,578
Tyler Technologies, Inc.* 26,541 14,417,602
79,379,245
Specialty Retail 6.2%
Burlington Stores, Inc.* 37,774 10,436,579
O'Reilly Automotive, Inc.* 21,317 13,265,995
Ulta Beauty, Inc.* 16,795 6,169,811
29,872,385
Textiles, Apparel & Luxury Goods 1.6%
Lululemon Athletica , Inc.* 16,629 7,749,280
Trading Companies & Distributors 1.3%
Watsco , Inc. 22,021 6,376,841
Total Investments
(cost $173,986,022) — 97.5% 472,133,205
Other assets in excess of liabilities — 2.5% 12,042,838
NET ASSETS — 100.0%
$ 484,176,043
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide GQG US Quality Equity Fund - October 31, 2021 - Statement of Investments - 83
Common Stocks 98.5%
Shares Value ($)
Banks 5.9%
Bank of America Corp. 51,376 2,454,745
JPMorgan Chase & Co. 11,887 2,019,483
4,474,228
Capital Markets 10.8%
Blackstone, Inc. 24,584 3,402,917
Goldman Sachs Group, Inc.
(The) 150 62,002
KKR & Co., Inc. 17,061 1,359,250
Morgan Stanley 29,093 2,990,179
Nasdaq, Inc. 1,974 414,283
8,228,631
Chemicals 0.0%
†
Nutrien Ltd. 500 34,955
Health Care Providers & Services 5.5%
UnitedHealth Group, Inc. 9,110 4,194,882
Interactive Media & Services 14.2%
Alphabet, Inc., Class C* 2,415 7,161,465
Meta Platforms, Inc., Class A* 7,028 2,274,050
ZoomInfo Technologies, Inc.,
Class A* 21,707 1,459,145
10,894,660
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.* 552 1,861,581
IT Services 4.0%
Visa, Inc., Class A 14,253 3,018,358
Life Sciences Tools & Services 2.1%
Syneos Health, Inc.* 17,086 1,594,807
Media 4.1%
Charter Communications, Inc.,
Class A* 4,654 3,140,938
Metals & Mining 3.8%
ArcelorMittal SA (Registered),
NYRS-LU 85,993 2,938,381
Multiline Retail 4.8%
Target Corp. 14,008 3,636,757
Oil, Gas & Consumable Fuels 12.0%
Devon Energy Corp. 67,798 2,717,344
Exxon Mobil Corp. 57,584 3,712,441
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. 82,948 2,781,246
9,211,031
Pharmaceuticals 6.3%
AstraZeneca plc, ADR-UK 30,443 1,899,034
Eli Lilly & Co. 5,914 1,506,651
Johnson & Johnson 8,852 1,441,814
4,847,499
Semiconductors & Semiconductor Equipment 5.4%
Lam Research Corp. 60 33,814
NVIDIA Corp. 16,005 4,091,998
4,125,812
Software 13.6%
Adobe, Inc.* 2,537 1,649,963
Microsoft Corp. 18,066 5,991,047
salesforce.com, Inc.* 8,519 2,553,059
ServiceNow , Inc.* 251 175,138
10,369,207
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. 300 44,940
Tobacco 3.5%
Philip Morris International, Inc. 28,634 2,707,058
Total Common Stocks
(cost $61,241,656) 75,323,725
Master Limited Partnership 1.0%
Capital Markets 1.0%
AllianceBernstein Holding LP 13,194 744,010
Total Master Limited Partnership
(cost  $522,695)
744,010
Total Investments
(cost $61,764,351) — 99.5% 76,067,735
Other assets in excess of liabilities — 0.5% 403,816
NET ASSETS — 100.0%
$ 76,471,551
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
LU Luxembourg
NYRS New York Registry Shares
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - October 31, 2021 - Nationwide Loomis All Cap Growth Fund
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 3.4%
Boeing Co. (The)* 64,403 13,333,353
Air Freight & Logistics 1.7%
Expeditors International of
Washington, Inc. 52,113 6,423,449
Beverages 3.5%
Monster Beverage Corp.* 162,274 13,793,290
Biotechnology 7.4%
Alnylam Pharmaceuticals, Inc.* 56,000 8,935,360
BioMarin Pharmaceutical, Inc.* 41,195 3,263,880
CRISPR Therapeutics AG*(a) 57,105 5,215,400
Regeneron Pharmaceuticals,
Inc.* 17,775 11,374,933
28,789,573
Capital Markets 5.1%
FactSet Research Systems,
Inc. 14,262 6,330,759
MSCI, Inc. 11,763 7,820,984
SEI Investments Co. 88,260 5,563,910
19,715,653
Communications Equipment 1.5%
Cisco Systems, Inc. 106,850 5,980,395
Energy Equipment & Services 1.6%
Schlumberger NV 188,536 6,082,171
Entertainment 2.9%
Walt Disney Co. (The)* 67,514 11,414,592
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.* 12,717 4,592,490
Health Care Technology 0.8%
Cerner Corp. 41,945 3,116,094
Hotels, Restaurants & Leisure 4.3%
Starbucks Corp. 74,663 7,919,504
Yum China Holdings, Inc. 86,303 4,926,175
Yum! Brands, Inc. 30,724 3,838,657
16,684,336
Household Products 0.9%
Colgate-Palmolive Co. 43,469 3,311,903
Interactive Media & Services 11.3%
Alphabet, Inc., Class A* 4,032 11,938,429
Alphabet, Inc., Class C* 4,041 11,983,222
Meta Platforms, Inc., Class A* 61,344 19,849,078
43,770,729
Internet & Direct Marketing Retail 9.6%
Alibaba Group Holding Ltd.,
ADR-CN*(a) 74,062 12,215,786
Amazon.com, Inc.* 7,487 25,249,384
37,465,170
IT Services 4.2%
Automatic Data Processing,
Inc. 12,883 2,892,105
Visa, Inc., Class A 62,880 13,316,097
16,208,202
Life Sciences Tools & Services 2.2%
Illumina, Inc.* 20,793 8,630,343
Common Stocks
Shares Value ($)
Machinery 2.1%
Deere & Co. 24,256 8,303,071
Pharmaceuticals 5.6%
Novartis AG, ADR-CH 107,824 8,923,514
Novo Nordisk A/S, ADR-DK 36,510 4,020,846
Roche Holding AG, ADR-CH 184,714 8,927,228
21,871,588
Semiconductors & Semiconductor Equipment 10.0%
NVIDIA Corp. 124,593 31,854,692
QUALCOMM, Inc. 53,923 7,173,916
39,028,608
Software 18.4%
Autodesk, Inc.* 56,316 17,886,525
Microsoft Corp. 38,055 12,619,799
Oracle Corp. 188,196 18,055,524
salesforce.com, Inc.* 39,599 11,867,425
Workday, Inc., Class A* 37,889 10,987,052
71,416,325
Textiles, Apparel & Luxury Goods 1.8%
Under Armour , Inc., Class A* 318,356 6,991,098
Total Common Stocks
(cost $206,538,039) 386,922,433
Short-Term Investment 1.7%
Money Market Fund 1.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 6,619,090 6,619,090
Total Short-Term Investment
(cost $6,619,090) 6,619,090
Total Investments
(cost $213,157,129) — 101.2% 393,541,523
Liabilities in excess of other assets — (1.2)% (4,531,933)
NET ASSETS — 100.0%
$ 389,009,590
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $6,303,433, which was collateralized
by cash used to purchase a money market fund with a value
of $6,619,090.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $6,619,090.

Nationwide Loomis All Cap Growth Fund - October 31, 2021 - Statement of Investments - 85
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - October 31, 2021 - Nationwide Small Company Growth Fund
Common Stocks 98.1%
Shares Value ($)
Biotechnology 3.0%
Ironwood Pharmaceuticals,
Inc.* 191,728 2,448,367
Vericel Corp.* 120,652 5,552,405
8,000,772
Chemicals 0.2%
Balchem Corp. 4,068 622,770
Communications Equipment 0.2%
NetScout Systems, Inc.* 17,587 475,904
Electronic Equipment, Instruments & Components 4.6%
Cognex Corp. 137,783 12,068,413
Energy Equipment & Services 0.6%
DMC Global, Inc.* 39,242 1,639,531
Health Care Equipment & Supplies 20.5%
ABIOMED, Inc.* 28,874 9,587,323
Cardiovascular Systems, Inc.* 160,186 5,619,325
CryoPort , Inc.*(a) 29,027 2,366,861
Glaukos Corp.* 54,684 2,499,606
Inogen , Inc.* 128,684 5,102,320
Neogen Corp.* 267,790 11,330,195
OrthoPediatrics Corp.* 59,658 4,245,860
Quidel Corp.*(a) 70,005 9,294,564
Tandem Diabetes Care, Inc.* 30,361 4,139,115
54,185,169
Health Care Technology 6.8%
NextGen Healthcare, Inc.* 32,592 536,464
Veeva Systems, Inc., Class
A*(a) 38,238 12,121,829
Vocera Communications, Inc.* 93,881 5,311,787
17,970,080
Life Sciences Tools & Services 7.3%
10X Genomics, Inc., Class A* 25,555 4,121,255
Bio- Techne Corp. 16,899 8,849,161
Repligen Corp.* 22,348 6,492,094
19,462,510
Machinery 3.4%
Helios Technologies, Inc. 78,765 7,171,553
Proto Labs, Inc.* 29,592 1,769,898
8,941,451
Software 51.5%
Alarm.com Holdings, Inc.* 139,117 11,721,998
Common Stocks
Shares Value ($)
Software
Alteryx , Inc., Class A* 31,691 2,319,464
American Software, Inc., Class
A 21,745 629,083
Anaplan, Inc.* 142,172 9,271,036
ANSYS, Inc.* 31,682 12,025,854
Appfolio , Inc., Class A* 87,301 11,496,669
Blackbaud , Inc.* 7,772 551,890
Datadog , Inc., Class A* 78,619 13,133,304
Duck Creek Technologies,
Inc.* 57,951 1,825,456
Guidewire Software, Inc.* 68,405 8,600,561
Manhattan Associates, Inc.* 69,603 12,635,729
nCino , Inc.* 26,277 1,909,287
Paycom Software, Inc.* 23,627 12,944,052
PROS Holdings, Inc.* 170,369 5,111,070
Q2 Holdings, Inc.* 123,799 9,713,269
Smartsheet , Inc., Class A* 142,106 9,806,735
Tyler Technologies, Inc.* 23,492 12,761,324
136,456,781
Total Common Stocks
(cost $123,347,007) 259,823,381
Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 244,182 244,182
Total Short-Term Investment
(cost $244,182) 244,182
Total Investments
(cost $123,591,189) — 98.2% 260,067,563
Other assets in excess of liabilities — 1.8% 4,706,764
NET ASSETS — 100.0%
$ 264,774,327
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $243,321, which was collateralized by
cash used to purchase a money market fund with a value of
$244,182.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $244,182.
The accompanying notes are an integral part of these financial statements.

Nationwide WCM Focused Small Cap Fund - October 31, 2021 - Statement of Investments - 87
Common Stocks 95.4%
Shares Value ($)
Aerospace & Defense 1.2%
Vectrus , Inc.* 51,400 2,489,302
Auto Components 2.4%
Dorman Products, Inc.* 46,500 4,853,670
Building Products 2.3%
American Woodmark Corp.* 68,700 4,722,438
Capital Markets 11.2%
Focus Financial Partners, Inc.,
Class A* 225,000 14,143,500
Virtus Investment Partners,
Inc. 27,700 8,864,000
23,007,500
Chemicals 4.1%
Chase Corp. 17,800 1,708,800
Element Solutions, Inc. 294,500 6,688,095
8,396,895
Commercial Services & Supplies 8.0%
Healthcare Services Group,
Inc. 165,600 3,177,864
SP Plus Corp.* 141,000 4,547,250
UniFirst Corp. 26,900 5,325,124
US Ecology, Inc.* 102,300 3,293,037
16,343,275
Construction & Engineering 4.3%
API Group Corp.* 102,100 2,223,738
EMCOR Group, Inc. 53,500 6,499,715
8,723,453
Electrical Equipment 2.5%
EnerSys 63,300 5,066,532
Electronic Equipment, Instruments & Components 6.1%
ePlus , Inc.* 113,400 12,538,638
Food & Staples Retailing 4.4%
Grocery Outlet Holding Corp.* 404,400 8,973,636
Health Care Equipment & Supplies 2.9%
ICU Medical, Inc.* 25,600 5,993,728
Health Care Providers & Services 5.4%
Addus HomeCare Corp.* 118,000 11,033,000
Hotels, Restaurants & Leisure 3.8%
Wyndham Hotels & Resorts,
Inc. 91,600 7,737,452
Insurance 3.7%
Enstar Group Ltd.* 33,000 7,615,740
IT Services 3.3%
Verra Mobility Corp.* 458,200 6,818,016
Machinery 2.7%
Crane Co. 53,448 5,520,109
Common Stocks
Shares Value ($)
Media 1.3%
Hemisphere Media Group,
Inc.* 250,100 2,763,605
Multiline Retail 2.5%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 74,500 5,040,670
Personal Products 4.3%
Inter Parfums , Inc. 94,400 8,720,672
Real Estate Management & Development 3.6%
Cushman & Wakefield plc* 397,600 7,311,864
Road & Rail 3.0%
Landstar System, Inc. 35,500 6,241,255
Semiconductors & Semiconductor Equipment 4.2%
CMC Materials, Inc. 67,200 8,626,464
Specialty Retail 4.7%
America's Car-Mart, Inc.* 55,200 6,595,848
Leslie's, Inc.* 147,400 3,048,232
9,644,080
Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc.* 136,600 7,222,042
Total Common Stocks
(cost $158,294,058) 195,404,036
Short-Term Investment 0.3%
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 530,480 530,480
Total Short-Term Investment
(cost $530,480) 530,480
Total Investments
(cost $158,824,538) — 95.7% 195,934,516
Other assets in excess of liabilities — 4.3% 8,816,943
NET ASSETS — 100.0%
$ 204,751,459
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $514,216, which was collateralized by
cash used to purchase a money market fund with a value of
$530,480.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $530,480.
The accompanying notes are an integral part of these financial statements.

88 - Statements of Assets and Liabilities - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Assets:
Investment securities, at value
*
$ 129,239,765 $ 110,303,905
Cash 1,703,809 390,364
Deposits with broker for futures contracts — —
Foreign currencies, at value 8,081 —
Interest and dividends receivable 101,404 24,377
Security lending income receivable 47 1,013
Receivable for investments sold — 1,532,216
Receivable for capital shares issued 83,052 34,979
Receivable for variation margin on futures contracts — —
Unrealized appreciation on forward foreign currency contracts (Note
2) 3,587 —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 23,562 27,931
Total Assets 131,163,307 112,314,785
Liabilities:
Payable for investments purchased 195,755 1,422,619
Payable for capital shares redeemed 1,410 —
Payable for variation margin on futures contracts — —
Unrealized depreciation on forward foreign currency contracts (Note
2) 34,201 —
Payable upon return of securities loaned (Note 2) 51,660 1,945,441
Accrued expenses and other payables:
Investment advisory fees 81,159 68,351
Fund administration fees 17,393 17,315
Distribution fees 1,223 266
Administrative servicing fees 27,494 333
Accounting and transfer agent fees 1,621 2,548
Trustee fees 411 341
Custodian fees 6,518 20
Compliance program costs (Note 3) 27 22
Professional fees 18,959 16,809
Printing fees 11,168 10,895
Recoupment fees (Note 3) 3,139 —
Other 7,599 6,464
Total Liabilities 459,737 3,491,424
Net Assets $ 130,703,570 $ 108,823,361
* Includes value of securities on loan (Note 2) 50,364 1,931,750
Cost of investment securities 108,779,009 77,607,393
Cost of foreign currencies 7,956 —
Represented by:
Capital $ 102,707,874 $ 71,959,864
Total distributable earnings (loss) 27,995,696 36,863,497
Net Assets $ 130,703,570 $ 108,823,361

Equity Funds - October 31, 2021 - Statements of Assets and Liabilities - 89
Nationwide Bailard
Technology & Science
Fund
Nationwide BNY Mellon
Disciplined Value Fund
Nationwide BNY Mellon
Dynamic U.S. Core Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund
$ 202,813,943 $ 591,841,176 $ 1,382,688,312 $ 26,493,430
625,405 41,907,922 100,534,890 547,811
— — 223,494 —
— — — —
38,961 365,988 866,979 8,664
1,783 1,160 153 —
— 6,645,707 — —
35,307 6,730 147,136 559
— — 562,188 —
— — — —
— 25,536 45,932 19,061
28,743 32,129 46,550 24,474
203,544,142 640,826,348 1,485,115,634 27,093,999
— 3,406,166 305,788 —
10 213,301 528,932 4,027
— 2,039 — —
— — — —
2,976,856 2,415,310 861,005 —
123,768 317,224 546,112 12,327
19,042 26,354 44,076 15,346
2,967 52,843 22,943 5,537
1,629 328 592,429 16,110
2,833 37,459 74,376 2,809
667 2,035 4,794 87
49 89 103 649
53 149 375 6
19,272 57,640 28,369 17,581
11,140 20,723 56,802 20,816
— — — —
6,432 7,980 10,568 6,810
3,164,718 6,559,640 3,076,672 102,105
$ 200,379,424 $ 634,266,708 $ 1,482,038,962 $ 26,991,894
3,208,793 7,537,320 837,619 —
66,054,019 445,313,690 825,924,459 19,447,396
— — — —
$ 34,142,989 $ 380,132,693 $ 829,188,511 $ 17,707,206
166,236,435 254,134,015 652,850,451 9,284,688
$ 200,379,424 $ 634,266,708 $ 1,482,038,962 $ 26,991,894

90 - Statements of Assets and Liabilities - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Net Assets:
Class A Shares $ 4,346,789 $ 503,033
Class C Shares 335,728 186,329
Class K Shares — —
Class M Shares — 107,948,532
Class R Shares — —
Class R6 Shares 11,188,380 10,793
Eagle Class Shares — —
Institutional Service Class Shares 114,832,673 174,674
Total $ 130,703,570 $ 108,823,361
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 284,693 29,904
Class C Shares 24,263 12,332
Class K Shares — —
Class M Shares — 6,383,961
Class R Shares — —
Class R6 Shares 712,179 638
Eagle Class Shares — —
Institutional Service Class Shares 7,455,719 10,311
Total 8,476,854 6,437,146
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15.27(a) $ 16.82(a)
Class C Shares $ 13.84(b) $ 15.11(b)
Class K Shares $ — $ —
Class M Shares $ — $ 16.91
Class R Shares $ — $ —
Class R6 Shares $ 15.71 $ 16.92
Eagle Class Shares $ — $ —
Institutional Service Class Shares $ 15.40 $ 16.94
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 16.20 $ 17.85
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2021 - Statements of Assets and Liabilities - 91
Nationwide Bailard
Technology & Science
Fund
Nationwide BNY Mellon
Disciplined Value Fund
Nationwide BNY Mellon
Dynamic U.S. Core Fund
Nationwide Diamond Hill
Large Cap Concentrated
Fund
$ 6,947,714 $ 194,630 $ 65,273,916 $ 21,531,723
1,899,557 — 10,987,217 1,264,290
— 633,803,082 — —
183,006,395 — — —
— — 1,431,336 —
4,660,469 20,384 259,381,469 959,562
— 197,108 1,011,535,895 —
3,865,289 51,504 133,429,129 3,236,319
$ 200,379,424 $ 634,266,708 $ 1,482,038,962 $ 26,991,894
205,180 4,585 4,726,964 2,302,202
67,083 — 1,320,641 152,563
— 14,927,479 — —
5,009,314 — — —
— — 108,569 —
127,998 480 17,215,721 102,231
— 4,643 66,522,227 —
106,340 1,213 8,783,169 343,102
5,515,915 14,938,400 98,677,291 2,900,098
$ 33.86(a) $ 42.45(a) $ 13.81(a) $ 9.35(a)
$ 28.32(b) $ — $ 8.32(b) $ 8.29(b)
$ — $ 42.46 $ — $ —
$ 36.53 $ — $ — $ —
$ — $ — $ 13.18 $ —
$ 36.41 $ 42.47 $ 15.07 $ 9.39
$ — $ 42.45 $ 15.21 $ —
$ 36.35 $ 42.46 $ 15.19 $ 9.43
$ 35.93 $ 45.04 $ 14.65 $ 9.92
5.75% 5.75% 5.75% 5.75%

92 - Statements of Assets and Liabilities - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Assets:
Investment securities, at value
*
$ 1,343,219,241 $ 472,133,205
Cash 5,485,521 10,091,131
Interest receivable 670,698 22,108
Security lending income receivable 1,147 2
Receivable for investments sold 4,469,348 2,775,537
Receivable for capital shares issued 246,812 274,647
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid offering costs — —
Prepaid expenses 32,710 32,816
Total Assets 1,354,125,477 485,329,446
Liabilities:
Payable for investments purchased 4,980,923 —
Payable for capital shares redeemed 202,559 442,423
Payable upon return of securities loaned (Note 2) 12,539,673 —
Accrued expenses and other payables:
Investment advisory fees 538,768 248,814
Fund administration fees 43,075 25,103
Distribution fees 44,308 39,144
Administrative servicing fees 215,918 93,907
Accounting and transfer agent fees 62,443 7,203
Trustee fees 4,380 1,515
Custodian fees 1,273 4,142
Compliance program costs (Note 3) 329 123
Professional fees 28,337 20,879
Printing fees 116,397 248,309
Other 15,712 21,841
Total Liabilities 18,794,095 1,153,403
Net Assets $ 1,335,331,382 $ 484,176,043
* Includes value of securities on loan (Note 2) 12,025,879 —
Cost of investment securities 860,066,706 173,986,022
Represented by:
Capital $ 691,644,801 $ 69,875,674
Total distributable earnings (loss) 643,686,581 414,300,369
Net Assets $ 1,335,331,382 $ 484,176,043

Equity Funds - October 31, 2021 - Statements of Assets and Liabilities - 93
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 76,067,735 $ 393,541,523 $ 260,067,563 $ 195,934,516
206,511 2,139,373 4,651,450 9,161,308
47,185 45,225 428 73,471
— 85 64 10
956,191 386,921 756,879 —
10,637 236,362 45,954 394,237
6 11,807 2,312 21,654
14,550 — — —
42,666 28,260 8,760 22,328
77,345,481 396,389,556 265,533,410 205,607,524
784,387 386,333 5,197 —
5,903 7,382 113,251 110,866
— 6,619,090 244,182 530,480
28,116 257,979 184,814 126,833
10,849 22,488 19,477 18,883
2 1,446 1,385 6,297
86 31,143 115,577 20,070
1,700 1,292 1,725 4,089
251 1,251 869 646
33 4,767 13,525 1,082
10 98 71 47
30,472 20,173 19,402 19,374
8,278 10,262 32,084 9,752
3,843 16,262 7,524 7,646
873,930 7,379,966 759,083 856,065
$ 76,471,551 $ 389,009,590 $ 264,774,327 $ 204,751,459
— 6,303,433 243,321 514,216
61,764,351 213,157,129 123,591,189 158,824,538
$ 61,884,181 $ 175,538,625 $ 105,770,522 $ 164,543,196
14,587,370 213,470,965 159,003,805 40,208,263
$ 76,471,551 $ 389,009,590 $ 264,774,327 $ 204,751,459

94 - Statements of Assets and Liabilities - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva Mid
Cap Growth Fund
Net Assets:
Class A Shares $ 210,658,455 $ 137,188,238
Class C Shares 600,625 13,078,704
Class R Shares 21,392 —
Class R6 Shares 37,186,997 115,968,589
Eagle Class Shares — —
Institutional Service Class Shares 1,086,863,913 217,940,512
Total $ 1,335,331,382 $ 484,176,043
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 6,210,018 4,678,167
Class C Shares 19,835 695,118
Class R Shares 653 —
Class R6 Shares 1,123,231 3,613,592
Eagle Class Shares — —
Institutional Service Class Shares 32,832,183 6,928,399
Total 40,185,920 15,915,276
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 33.92(a) $ 29.33(a)
Class C Shares $ 30.28(b) $ 18.82(b)
Class R Shares $ 32.76 $ —
Class R6 Shares $ 33.11 $ 32.09
Eagle Class Shares $ — $ —
Institutional Service Class Shares $ 33.10 $ 31.46
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 35.99 $ 31.12
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2021 - Statements of Assets and Liabilities - 95
Nationwide GQG US
Quality Equity Fund
Nationwide Loomis All
Cap Growth Fund
Nationwide Small
Company Growth Fund
Nationwide WCM Focused
Small Cap Fund
$ 8,583 $ 6,988,452 $ 6,711,327 $ 15,181,129
— — — 3,710,941
— — — —
76,450,737 175,535,525 — 121,349,965
6,116 201,689,319 — —
6,115 4,796,294 258,063,000 64,509,424
$ 76,471,551 $ 389,009,590 $ 264,774,327 $ 204,751,459
704 365,781 266,045 532,722
— — — 153,828
— — — —
6,261,545 9,047,780 — 4,003,351
501 10,412,478 — —
501 247,756 10,034,876 2,146,082
6,263,251 20,073,795 10,300,921 6,835,983
$ 12.19(a) $ 19.11(a) $ 25.23(a) $ 28.50(a)
$ — $ — $ — $ 24.12(b)
$ — $ — $ — $ —
$ 12.21 $ 19.40 $ — $ 30.31
$ 12.21 $ 19.37 $ — $ —
$ 12.21 $ 19.36 $ 25.72 $ 30.06
$ 12.93 $ 20.28 $ 26.77 $ 30.24
5.75% 5.75% 5.75% 5.75%

96 - Statements of Operations - For the Year Ended October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 3,057,729 $ 1,622,291
Interest income 51,817 511
Income from securities lending (Note 2) 2,132 29,564
Foreign tax withholding (5,875) (5,671)
Total Income 3,105,803 1,646,695
EXPENSES:
Investment advisory fees 824,538 723,612
Fund administration fees 114,660 113,690
Distribution fees Class A 8,994 1,005
Distribution fees Class C 6,017 1,803
Distribution fees Class K — —
Distribution fees Class R — —
Administrative servicing fees Class A 2,518 204
Administrative servicing fees Class C 602 90
Administrative servicing fees Class R — —
Administrative servicing fees Eagle Class — —
Administrative servicing fees Institutional Service Class 244,379 84
Registration and filing fees 55,909 63,283
Professional fees 44,084 30,581
Printing fees 14,441 10,703
Trustee fees 3,288 2,864
Custodian fees 6,190 2,854
Accounting and transfer agent fees 9,998 11,992
Compliance program costs (Note 3) 404 361
Recoupment fees (Note 3) 3,139 —
Other 6,559 6,039
Total expenses before expenses reimbursed 1,345,720 969,165
Expenses reimbursed by adviser (Note 3) (3,139) —
Net Expenses 1,342,581 969,165
NET INVESTMENT INCOME/(LOSS) 1,763,222 677,530
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 19,646,697 14,773,963
Expiration or closing of futures contracts (Note 2) — —
Settlement of forward foreign currency contracts (Note 2) 31,063 —
Foreign currency transactions (Note 2) (9,330) —
Net realized gains (losses) 19,668,430 14,773,963
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 23,295,529 29,571,421
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) (30,614) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 386 —
Net change in unrealized appreciation/depreciation 23,265,301 29,571,421
Net realized/unrealized gains (losses) 42,933,731 44,345,384
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 44,696,953 $ 45,022,914
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended October 31, 2021 - Statements of Operations - 97
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Disciplined
Value Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund
$ 973,926 $ 10,973,183 $ 17,109,720 $ 387,996
707 45,923 104,621 402
18,735 4,321 12,964 9
(31,696) (4,207) (1,524) —
961,672 11,019,220 17,225,781 388,407
1,400,479 3,428,972 6,024,648 138,131
133,925 220,178 426,839 96,613
17,700 236 148,862 50,133
17,298 — 93,652 12,455
— 571,026 — —
— — 5,435 —
2,832 39 35,726 22,059
440 — 5,619 996
— — 2,066 —
— 38 432,371 —
2,937 29 144,148 5,835
65,505 80,988 97,380 54,033
39,633 55,901 70,753 28,512
13,624 72,766 112,727 23,358
5,629 16,943 39,557 738
6,353 18,201 44,153 82
17,770 239,366 416,609 14,086
688 1,902 4,916 92
— — — —
8,072 15,353 27,958 3,964
1,732,885 4,721,938 8,133,419 451,087
— (367,355) (546,621) (208,419)
1,732,885 4,354,583 7,586,798 242,668
(771,213) 6,664,637 9,638,983 145,739
30,438,214 102,448,910 46,555,982 2,656,736
— 7,141,004 34,968,864 —
— — — —
— — — —
30,438,214 109,589,914 81,524,846 2,656,736
33,764,790 120,984,881 367,624,016 5,538,520
— 1,011,750 12,541,615 —
— — — —
— — — —
33,764,790 121,996,631 380,165,631 5,538,520
64,203,004 231,586,545 461,690,477 8,195,256
$ 63,431,791 $ 238,251,182 $ 471,329,460 $ 8,340,995

98 - Statements of Operations - For the Year Ended October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 15,030,578 $ 1,793,769
Income from securities lending (Note 2) 21,114 54
Interest income 5,686 5,987
Foreign tax withholding (149,971) —
Total Income 14,907,407 1,799,810
EXPENSES:
Investment advisory fees 6,602,066 3,214,671
Fund administration fees 402,290 199,445
Distribution fees Class A 487,960 295,802
Distribution fees Class C 7,243 182,169
Distribution fees Class R 87 —
Administrative servicing fees Class A 78,074 97,289
Administrative servicing fees Class C 350 15,655
Administrative servicing fees Class R 10 —
Administrative servicing fees Eagle Class — —
Administrative servicing fees Institutional Service Class 713,527 331,998
Registration and filing fees 67,661 64,156
Professional fees 68,456 46,825
Printing fees 94,839 168,831
Trustee fees 36,999 14,714
Custodian fees 41,463 17,388
Offering costs^ — —
Accounting and transfer agent fees 340,861 37,672
Compliance program costs (Note 3) 4,548 1,691
Other 30,950 18,134
Total expenses before fees waived and expenses reimbursed 8,977,384 4,706,440
Investment advisory fees waived (Note 3) (560,831) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 8,416,553 4,706,440
NET INVESTMENT INCOME/(LOSS) 6,490,854 (2,906,630)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 167,087,267 130,315,740
Net realized gains (losses) 167,087,267 130,315,740
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 230,444,916 72,097,808
Net change in unrealized appreciation/depreciation 230,444,916 72,097,808
Net realized/unrealized gains (losses) 397,532,183 202,413,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 404,023,037 $ 199,506,918
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 26, 2021 (commencement of operations) through October 31, 2021.
^ Amounts are amortized over 12-month period.

Equity Funds - For the Year Ended October 31, 2021 - Statements of Operations - 99
Nationwide GQG
US Quality Equity
Fund(a)
Nationwide Loomis
All Cap Growth
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 582,875 $ 2,541,603 $ 452,053 $ 933,734
10 170 437 281
— 3,690 5,286 13,597
(3,550) (262,226) — —
579,335 2,283,237 457,776 947,612
204,019 3,153,432 2,471,895 1,386,702
51,176 178,534 152,208 131,664
95 17,278 18,076 38,332
— — — 42,210
— — — —
86 16,096 11,569 16,866
— — — 5,065
— — — —
3 192,646 — —
4 452 713,266 60,633
59,202 54,594 34,667 54,665
31,269 39,674 43,188 37,314
13,068 15,163 32,201 29,572
1,280 11,695 8,624 5,734
1,474 15,508 14,567 6,569
45,539 — — —
3,758 5,837 6,477 18,089
204 1,395 1,076 713
4,280 17,558 9,231 6,312
415,457 3,719,862 3,517,045 1,840,440
— — — —
(192,426) (134,312) (2,312) (194,248)
223,031 3,585,550 3,514,733 1,646,192
356,304 (1,302,313) (3,056,957) (698,580)
41,051 41,074,452 32,682,042 12,479,647
41,051 41,074,452 32,682,042 12,479,647
14,303,384 63,028,584 28,269,298 36,395,552
14,303,384 63,028,584 28,269,298 36,395,552
14,344,435 104,103,036 60,951,340 48,875,199
$ 14,700,739 $ 102,800,723 $ 57,894,383 $ 48,176,619

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide American Century Small Cap Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 1,763,222 $ 702,767
Net realized gains (losses) 19,668,430 (12,878,588)
Net change in unrealized appreciation/depreciation 23,265,301 (1,806,958)
Change in net assets resulting from operations 44,696,953 (13,982,779)
Distributions to Shareholders From:
Distributable earnings:
Class A (35,499) (186,683)
Class C (2,836) (81,768)
Class M — —
Class R6 (107,513) (346,392)
Institutional Service Class (1,039,482) (6,386,703)
Change in net assets from shareholder distributions (1,185,330) (7,001,546)
Change in net assets from capital transactions 15,480,466 (28,095,269)
Change in net assets 58,992,089 (49,079,594)
Net Assets:
Beginning of year 71,711,481 120,791,075
End of year $ 130,703,570 $ 71,711,481
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,202,061 $ 448,962
Proceeds from shares issued from class conversion (Note 1) 8,041 —
Dividends reinvested 32,754 174,981
Cost of shares redeemed (608,337) (754,263)
Total Class A Shares 634,519 (130,320)
Class C Shares
Proceeds from shares issued 2,600 22,847
Dividends reinvested 2,813 76,452
Cost of shares redeemed in class conversion (Note 1) (8,041) —
Cost of shares redeemed (525,857) (614,997)
Total Class C Shares (528,485) (515,698)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 11,392,330 1,265,308
Dividends reinvested 107,419 346,324
Cost of shares redeemed (6,882,146) (2,841,263)
Total Class R6 Shares 4,617,603 (1,229,631)
Institutional Service Class Shares
Proceeds from shares issued 34,643,563 21,881,285
Dividends reinvested 1,039,180 6,385,169
Cost of shares redeemed (24,925,914) (54,486,074)
Total Institutional Service Class Shares 10,756,829 (26,219,620)
Change in net assets from capital transactions $ 15,480,466 $ (28,095,269)

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 101
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 677,530 $ 622,072 $ (771,213) $ (252,284)
14,773,963 (5,562,473) 30,438,214 20,083,795
29,571,421 (1,394,095) 33,764,790 27,100,077
45,022,914 (6,334,496) 63,431,791 46,931,588
(2,199) (2,362) (747,616) (365,574)
(838) (625) (210,495) (94,810)
(754,491) (520,031) (18,038,879) (9,092,814)
(111) (94) (475,637) (237,964)
(1,055) (1,490) (369,802) (161,241)
(758,694) (524,602) (19,842,429) (9,952,403)
736,933 8,624,680 (3,677,505) (8,924,569)
45,001,153 1,765,582 39,911,857 28,054,616
63,822,208 62,056,626 160,467,567 132,412,951
$ 108,823,361 $ 63,822,208 $ 200,379,424 $ 160,467,567
$ 177,950 $ 8,052 $ 2,559,491 $ 1,318,019
— — — 25,877
2,010 2,247 713,135 354,006
(68,487) (181,442) (2,701,857) (2,652,892)
111,473 (171,143) 570,769 (954,990)
10,360 431 131,840 413,095
782 583 204,632 91,349
— — — (25,877)
(36,115) (30) (132,583) (506,339)
(24,973) 984 203,889 (27,772)
9,351,081 28,821,963 7,045,756 3,371,865
626,353 408,980 14,399,031 7,262,395
(9,334,674) (20,360,243) (26,009,040) (18,528,659)
642,760 8,870,700 (4,564,253) (7,894,399)
3,500 10,262 1,650,033 1,532,739
111 94 475,637 237,964
(10,000) (10,192) (2,261,584) (1,903,673)
(6,389) 164 (135,914) (132,970)
13,007 158,207 417,083 383,179
1,055 1,490 369,802 161,241
— (235,722) (538,881) (458,858)
14,062 (76,025) 248,004 85,562
$ 736,933 $ 8,624,680 $ (3,677,505) $ (8,924,569)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide American Century Small Cap Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 83,154 48,021
Issued in class conversion (Note 1) 537 —
Reinvested 2,455 15,243
Redeemed (42,639) (80,757)
Total Class A Shares 43,507 (17,493)
Class C Shares
Issued 224 2,367
Reinvested 259 7,253
Redeemed in class conversion (Note 1) (593) —
Redeemed (41,265) (66,930)
Total Class C Shares (41,375) (57,310)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 869,045 150,184
Reinvested 7,702 29,449
Redeemed (535,098) (296,255)
Total Class R6 Shares 341,649 (116,622)
Institutional Service Class Shares
Issued 2,463,845 2,809,604
Reinvested 77,283 551,021
Redeemed (1,831,502) (6,146,802)
Total Institutional Service Class Shares 709,626 (2,786,177)
Total change in shares 1,053,407 (2,977,602)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 103
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
11,310 856 83,331 56,470
— — — 930
153 191 25,057 16,778
(4,185) (19,279) (85,030) (122,759)
7,278 (18,232) 23,358 (48,581)
712 47 5,258 22,104
69 54 8,544 5,003
— — — (1,080)
(2,623) (3) (5,171) (25,995)
(1,842) 98 8,631 32
637,517 3,152,959 212,130 131,959
46,742 36,374 470,096 323,348
(634,420) (2,305,668) (812,827) (776,009)
49,839 883,665 (130,601) (320,702)
227 1,058 50,578 61,878
8 8 15,579 10,628
(621) (1,049) (68,801) (73,392)
(386) 17 (2,644) (886)
852 14,275 12,661 16,367
79 127 12,125 7,198
— (24,573) (17,088) (18,574)
931 (10,171) 7,698 4,991
55,820 855,377 (93,558) (365,146)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 6,664,637 $ 8,342,926
Net realized gains 109,589,914 14,791,401
Net change in unrealized appreciation/depreciation 121,996,631 (70,737,370)
Change in net assets resulting from operations 238,251,182 (47,603,043)
Distributions to Shareholders From:
Distributable earnings:
Class A (1,436) (110)(a)
Class C — —
Class K(b) (25,156,079) (53,671,521)
Class R — —
Class R6 (288) (54)(a)
Eagle Class (7,632) (1,322)(a)
Institutional Service Class (3,065) (886)(a)
Change in net assets from shareholder distributions (25,168,500) (53,673,893)
Change in net assets from capital transactions (18,158,423) (38,274,002)
Change in net assets 194,924,259 (139,550,938)
Net Assets:
Beginning of year 439,342,449 578,893,387
End of year $ 634,266,708 $ 439,342,449

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 105
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 9,638,983 $ 10,577,253 $ 145,739 $ 180,190
81,524,846 31,932,801 2,656,736 711,756
380,165,631 29,830,510 5,538,520 (1,326,167)
471,329,460 72,340,564 8,340,995 (434,221)
(1,370,962) (3,668,814) (111,008) (132,342)
(285,633) (667,395) (1,362) (2,318)
— — — —
(17,241) (8,585) — —
(5,551,712) (14,708,016) (8,069) (8,576)
(20,702,612) (5,408,066) — —
(2,623,029) (3,127,509) (20,725) (26,137)
(30,551,189) (27,588,385) (141,164) (169,373)
(68,670,452) 797,552,303 (1,218,237) (2,702,738)
372,107,819 842,304,482 6,981,594 (3,306,332)
1,109,931,143 267,626,661 20,010,300 23,316,632
$ 1,482,038,962 $ 1,109,931,143 $ 26,991,894 $ 20,010,300

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 169,618 $ 25,487(a)
Proceeds from shares issued from class conversion (Note 1) — —(a)
Dividends reinvested 1,436 110(a)
Cost of shares redeemed (21,062) (5,300)(a)
Total Class A Shares 149,992 20,297(a)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares(b)
Proceeds from shares issued 13,310,124 3,166,924
Dividends reinvested 24,147,010 50,765,952
Cost of shares redeemed (55,754,937) (92,447,199)
Total Class K Shares (18,297,803) (38,514,323)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 12,854 4,975(a)
Dividends reinvested 288 54(a)
Cost of shares redeemed — —(a)
Total Class R6 Shares 13,142 5,029(a)
Eagle Class Shares
Proceeds from shares issued — 141,954(a)
Proceeds from shares issued from merger (Note 11) — —(a)
Dividends reinvested 7,632 1,322(a)
Cost of shares redeemed (3,451) (3,714)(a)
Total Eagle Class Shares 4,181 139,562(a)
Institutional Service Class Shares
Proceeds from shares issued — 114,547(a)
Dividends reinvested 3,065 886(a)
Cost of shares redeemed (31,000) (40,000)(a)
Total Institutional Service Class Shares (27,935) 75,433(a)
Change in net assets from capital transactions $ (18,158,423) $ (38,274,002)

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 107
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 9,268,746 $ 14,794,852 $ 868,652 $ 490,771
88,753 4,600 12,921 53,426
1,322,405 3,561,853 109,789 131,152
(16,135,728) (11,212,315) (2,057,398) (2,281,713)
(5,455,824) 7,148,990 (1,066,036) (1,606,364)
2,806,603 3,353,247 183,854 137,062
284,275 616,384 1,328 2,303
(88,753) (4,600) (12,921) (53,426)
(1,959,923) (2,051,250) (218,667) (405,286)
1,042,202 1,913,781 (46,406) (319,347)
— — — —
— — — —
— — — —
— — — —
595,754 576,344 — —
17,241 8,585 — —
(152,277) (6,452) — —
460,718 578,477 — —
9,285,027 6,437,819 58,976 44,233
5,411,923 14,379,098 8,069 8,576
(24,411,675) (18,526,732) (113,725) (118,959)
(9,714,725) 2,290,185 (46,680) (66,150)
4,538,381 3,497,108 — —
— 832,762,528 — —
19,952,708 5,147,805 — —
(65,888,980) (121,404,989) — —
(41,397,891) 720,002,452 — —
45,448,353 90,576,264 343,058 235,870
2,619,333 3,125,998 20,632 26,091
(61,672,618) (28,083,844) (422,805) (972,838)
(13,604,932) 65,618,418 (59,115) (710,877)
$ (68,670,452) $ 797,552,303 $ (1,218,237) $ (2,702,738)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide BNY Mellon Disciplined Value Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 4,496 803(a)
Issued in class conversion (Note 1) — —(a)
Reinvested 41 4(a)
Redeemed (576) (183)(a)
Total Class A Shares 3,961 624(a)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class K Shares(b)
Issued 336,794 107,573
Reinvested 729,321 1,574,480
Redeemed (1,517,470) (2,975,278)
Total Class K Shares (451,355) (1,293,225)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 321 149(a)
Reinvested 8 2(a)
Redeemed — —(a)
Total Class R6 Shares 329 151(a)
Eagle Class Shares
Issued — 4,576(a)
Issued in merger (Note 11) — —(a)
Reinvested 230 47(a)
Redeemed (84) (126)(a)
Total Eagle Class Shares 146 4,497(a)
Institutional Service Class Shares
Issued — 3,380(a)
Reinvested 93 32(a)
Redeemed (788) (1,504)(a)
Total Institutional Service Class Shares (695) 1,908(a)
Total change in shares (447,614) (1,286,045)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from December 17, 2019 (commencement of operations) through October 31, 2020.
(b) Effective December 14, 2019, Shares were renamed Class K Shares.

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 109
Nationwide BNY Mellon Dynamic U.S. Core Fund Nationwide Diamond Hill Large Cap Concentrated Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
776,290 1,536,391 104,577 74,182
7,397 480 1,493 8,250
119,494 380,850 13,237 19,560
(1,369,689) (1,192,264) (244,264) (356,856)
(466,508) 725,457 (124,957) (254,864)
384,853 570,103 24,953 26,398
42,928 106,683 196 371
(12,212) (774) (1,685) (9,280)
(267,507) (345,485) (28,942) (68,858)
148,062 330,527 (5,478) (51,369)
— — — —
— — — —
— — — —
— — — —
51,964 58,210 — —
1,639 947 — —
(12,748) (671) — —
40,855 58,486 — —
736,392 624,209 7,332 7,239
444,419 1,414,786 961 1,285
(1,858,774) (1,797,893) (13,291) (17,767)
(677,963) 241,102 (4,998) (9,243)
346,000 348,308 — —
— 80,558,425 — —
1,625,529 495,776 — —
(5,015,235) (11,837,088) — —
(3,043,706) 69,565,421 — —
3,490,676 8,986,858 39,241 39,788
213,790 303,824 2,454 3,874
(4,713,707) (2,670,579) (50,315) (147,588)
(1,009,241) 6,620,103 (8,620) (103,926)
(5,008,501) 77,541,096 (144,053) (419,402)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 6,490,854 $ 8,739,583
Net realized gains 167,087,267 23,933,613
Net change in unrealized appreciation/depreciation 230,444,916 100,926,913
Change in net assets resulting from operations 404,023,037 133,600,109
Distributions to Shareholders From:
Distributable earnings:
Class A (4,943,740) (4,230,521)
Class C (19,721) (35,547)
Class R (394) (197)
Class R6 (732,362) (191,289)
Eagle Class — —
Institutional Service Class (28,945,623) (26,020,992)
Change in net assets from shareholder distributions (34,641,840) (30,478,546)
Change in net assets from capital transactions (119,563,453) (38,080,033)
Change in net assets 249,817,744 65,041,530
Net Assets:
Beginning of year 1,085,513,638 1,020,472,108
End of year $ 1,335,331,382 $ 1,085,513,638
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,994,029 $ 9,017,473
Proceeds from shares issued from class conversion (Note 1) 101,446 149,524
Dividends reinvested 4,874,499 4,175,774
Cost of shares redeemed (21,215,374) (16,566,563)
Total Class A Shares (12,245,400) (3,223,792)
Class C Shares
Proceeds from shares issued 16,232 25,079
Dividends reinvested 19,168 25,573
Cost of shares redeemed in class conversion (Note 1) (101,446) (149,524)
Cost of shares redeemed (450,646) (612,014)
Total Class C Shares (516,692) (710,886)
Class R Shares
Proceeds from shares issued 7,728 4,210
Dividends reinvested 394 197
Cost of shares redeemed (4,488) —
Total Class R Shares 3,634 4,407
Class R6 Shares
Proceeds from shares issued 45,967,505 25,270,328
Dividends reinvested 732,362 191,289
Cost of shares redeemed (41,972,827) (2,685,633)
Total Class R6 Shares 4,727,040 22,775,984
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 19,618,482 47,834,418
Dividends reinvested 27,750,569 25,001,152
Cost of shares redeemed (158,901,086) (129,761,316)
Total Institutional Service Class Shares (111,532,035) (56,925,746)
Change in net assets from capital transactions $ (119,563,453) $ (38,080,033)

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 111
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US
Quality Equity Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Period Ended
October 31, 2021(a)
$ (2,906,630) $ (2,322,562) $ 356,304
130,315,740 27,346,248 41,051
72,097,808 53,389,923 14,303,384
199,506,918 78,413,609 14,700,739
(6,604,612) (16,932,725) —
(1,795,454) (5,380,946) —
— — —
(5,820,560) (20,188,651) (158,842)
— — (11)
(14,318,054) (49,136,235) (10)
(28,538,680) (91,638,557) (158,863)
(207,880,628) (41,414,198) 61,929,675
(36,912,390) (54,639,146) 76,471,551
521,088,433 575,727,579 —
$ 484,176,043 $ 521,088,433 $ 76,471,551
$ 14,275,893 $ 8,855,774 $ 75,221
196,594 140,211 —
6,474,188 16,640,543 —
(19,630,756) (29,592,575) (76,987)
1,315,919 (3,956,047) (1,766)
495,406 1,115,562 —
1,768,449 5,195,118 —
(196,594) (140,211) —
(11,835,769) (10,466,701) —
(9,768,508) (4,296,232) —
— — —
— — —
— — —
— — —
12,644,492 25,017,028 66,931,941
5,708,501 18,607,454 158,842
(32,748,956) (80,248,734) (5,169,363)
(14,395,963) (36,624,252) 61,921,420
— — 5,000
— — 11
— — —
— — 5,011
33,062,646 61,519,106 5,000
13,710,825 47,521,684 10
(231,805,547) (105,578,457) —
(185,032,076) 3,462,333 5,010
$ (207,880,628) $ (41,414,198) $ 61,929,675

The accompanying notes are an integral part of these financial statements.
112 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 133,987 388,429
Issued in class conversion (Note 1) 3,243 6,398
Reinvested 174,472 178,950
Redeemed (710,798) (712,427)
Total Class A Shares (399,096) (138,650)
Class C Shares
Issued 607 1,227
Reinvested 772 1,212
Redeemed in class conversion (Note 1) (3,627) (7,103)
Redeemed (17,611) (27,446)
Total Class C Shares (19,859) (32,110)
Class R Shares
Issued 259 185
Reinvested 15 9
Redeemed (152) —
Total Class R Shares 122 194
Class R6 Shares
Issued 1,644,628 1,072,799
Reinvested 26,516 8,423
Redeemed (1,516,934) (112,461)
Total Class R6 Shares 154,210 968,761
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 662,504 2,247,923
Reinvested 1,011,392 1,097,695
Redeemed (5,502,503) (5,662,276)
Total Institutional Service Class Shares (3,828,607) (2,316,658)
Total change in shares (4,093,230) (1,518,463)
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from January 26, 2021 (commencement of operations) through October 31, 2021.

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 113
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US
Quality Equity Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Period Ended
October 31, 2021(a)
546,935 449,717 7,295
7,439 7,254 —
277,267 872,603 —
(774,933) (1,515,908) (6,591)
56,708 (186,334) 704
30,230 85,749 —
117,271 405,552 —
(11,547) (10,805) —
(711,066) (791,405) —
(575,112) (310,909) —
— — —
— — —
— — —
— — —
452,350 1,273,305 6,713,588
224,039 901,961 13,943
(1,195,406) (3,691,014) (465,986)
(519,017) (1,515,748) 6,261,545
— — 500
— — 1
— — —
— — 501
1,223,224 2,981,503 500
548,433 2,340,970 1
(8,870,192) (5,171,096) —
(7,098,535) 151,377 501
(8,135,956) (1,861,614) 6,263,251

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
245
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment loss $ (1,302,313) $ (365,589)
Net realized gains (losses) 41,074,452 9,738,536
Net change in unrealized appreciation/depreciation 63,028,584 75,545,352
Change in net assets resulting from operations 102,800,723 84,918,299
Distributions to Shareholders From:
Distributable earnings:
Class A (177,667) (76,412)
Class C — —
Class R6 (5,160,017) (2,705,218)
Eagle Class (4,464,483) (2,112,440)
Institutional Service Class (108,992) (183,862)
Change in net assets from shareholder distributions (9,911,159) (5,077,932)
Change in net assets from capital transactions (85,745,923) (31,673,231)
Change in net assets 7,143,641 48,167,136
Net Assets:
Beginning of year 381,865,949 333,698,813
End of year $ 389,009,590 $ 381,865,949
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 966,476 $ 1,942,353
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 177,486 76,412
Cost of shares redeemed (2,177,342) (2,054,783)
Total Class A Shares (1,033,380) (36,018)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 31,254,060 22,928,938
Dividends reinvested 5,160,017 2,705,218
Cost of shares redeemed (93,587,367) (55,617,525)
Total Class R6 Shares (57,173,290) (29,983,369)
Eagle Class Shares
Proceeds from shares issued 17,599,289 43,731,074
Dividends reinvested 4,464,483 2,112,440
Cost of shares redeemed (49,392,019) (35,195,010)
Total Eagle Class Shares (27,328,247) 10,648,504
Institutional Service Class Shares
Proceeds from shares issued 302,259 2,040,194
Dividends reinvested 108,992 183,862
Cost of shares redeemed (622,257) (14,526,404)
Total Institutional Service Class Shares (211,006) (12,302,348)
Change in net assets from capital transactions $ (85,745,923) $ (31,673,231)

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 115
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ (3,056,957) $ (2,951,177) $ (698,580) $ (174,224)
32,682,042 34,380,962 12,479,647 (7,886,665)
28,269,298 32,994,368 36,395,552 (1,976,100)
57,894,383 64,424,153 48,176,619 (10,036,989)
(858,716) (3,568,814) — (706,054)
— — — (276,125)
— — — (97,895)
— — — —
(32,493,109) (24,574,933) — (1,850,826)
(33,351,825) (28,143,747) — (2,930,900)
(38,967,527) (56,968,941) 42,600,098 59,335,729
(14,424,969) (20,688,535) 90,776,717 46,367,840
279,199,296 299,887,831 113,974,742 67,606,902
$ 264,774,327 $ 279,199,296 $ 204,751,459 $ 113,974,742
$ 716,588 $ 5,365,950 $ 2,804,830 $ 1,929,663
— — 37,235 120
780,078 3,515,791 — 661,518
(2,516,382) (37,660,577) (4,312,808) (3,184,853)
(1,019,716) (28,778,836) (1,470,743) (593,552)
— — 858,037 1,317,981
— — — 237,506
— — (37,235) (120)
— — (1,880,026) (2,012,429)
— — (1,059,224) (457,062)
— — 59,476,419 49,832,260
— — — 95,386
— — (10,547,174) (2,052,374)
— — 48,929,245 47,875,272
— — — —
— — — —
— — — —
— — — —
32,207,781 13,792,694 16,766,091 34,312,661
32,458,021 24,559,148 — 1,705,298
(102,613,613) (66,541,947) (20,565,271) (23,506,888)
(37,947,811) (28,190,105) (3,799,180) 12,511,071
$ (38,967,527) $ (56,968,941) $ 42,600,098 $ 59,335,729

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - October 31, 2021 - Equity Funds
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 55,841 146,850
Issued in class conversion (Note 1) — —
Reinvested 10,829 5,951
Redeemed (125,831) (153,495)
Total Class A Shares (59,161) (694)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 1,848,365 1,805,219
Reinvested 311,407 209,544
Redeemed (5,469,574) (4,279,311)
Total Class R6 Shares (3,309,802) (2,264,548)
Eagle Class Shares
Issued 998,693 3,340,170
Reinvested 269,594 163,502
Redeemed (2,842,429) (2,629,487)
Total Eagle Class Shares (1,574,142) 874,185
Institutional Service Class Shares
Issued 17,050 153,261
Reinvested 6,590 14,253
Redeemed (35,296) (1,093,247)
Total Institutional Service Class Shares (11,656) (925,733)
Total change in shares (4,954,761) (2,316,790)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Statements of Changes in Net Assets - 117
Nationwide Small Company Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
28,829 264,389 99,529 89,238
— — 1,291 5
31,141 183,401 — 26,869
(102,214) (1,916,572) (155,057) (153,585)
(42,244) (1,468,782) (54,237) (37,473)
— — 37,151 67,532
— — — 11,235
— — (1,521) (6)
— — (81,098) (115,234)
— — (45,468) (36,473)
— — 2,044,878 2,326,555
— — — 3,666
— — (363,319) (94,753)
— — 1,681,559 2,235,468
— — — —
— — — —
— — — —
— — — —
1,265,983 660,720 599,272 1,549,662
1,272,864 1,263,331 — 65,969
(4,125,964) (3,341,346) (712,347) (1,111,701)
(1,587,117) (1,417,295) (113,075) 503,930
(1,629,361) (2,886,077) 1,468,779 2,665,452

118 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)
(g)
Nationwide American
Century Small Cap Income
Fund
Class A Shares
Year Ended October 31, 2021 $ 9.58 0.21 5.62 5.83 (0.14) — (0.14) $ 15.27 61.08% $ 4,346,789 1.30% 1.51% 1.30% 115.49%
Year Ended October 31, 2020 $ 11.53 0.07 (1.26) (1.19) (0.08) (0.68) (0.76) $ 9.58 (11.36)% $ 2,310,366 1.41% 0.71% 1.44% 35.55%
Year Ended October 31, 2019 $ 12.67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) $ 11.53 0.01% $ 2,981,836 1.33% 0.53% 1.33% 26.04%
Year Ended October 31, 2018 $ 14.46 0.05 (0.48) (0.43) — (1.36) (1.36) $ 12.67 (3.51)% $ 5,463,787 1.32% 0.35% 1.32% 27.09%
Year Ended October 31, 2017 $ 12.28 0.01 2.75 2.76 (0.02) (0.56) (0.58) $ 14.46 22.67% $ 7,485,527 1.38% 0.04% 1.38% 38.77%
Class C Shares
Year Ended October 31, 2021 $ 8.69 0.09 5.11 5.20 (0.05) — (0.05) $ 13.84 59.96% $ 335,728 2.08% 0.76% 2.08% 115.49%
Year Ended October 31, 2020 $ 10.55 (0.01) (1.15) (1.16) (0.02) (0.68) (0.70) $ 8.69 (12.13)% $ 570,665 2.19% (0.06)% 2.21% 35.55%
Year Ended October 31, 2019 $ 11.71 (0.03) (0.17) (0.20) — (0.96) (0.96) $ 10.55 (0.80)% $ 1,296,587 2.12% (0.26)% 2.12% 26.04%
Year Ended October 31, 2018 $ 13.56 (0.05) (0.44) (0.49) — (1.36) (1.36) $ 11.71 (4.25)% $ 2,270,887 2.09% (0.41)% 2.09% 27.09%
Year Ended October 31, 2017 $ 11.61 (0.09) 2.60 2.51 — (0.56) (0.56) $ 13.56 21.80% $ 2,987,496 2.13% (0.71)% 2.13% 38.77%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9.85 0.26 5.78 6.04 (0.18) — (0.18) $ 15.71 61.61% $ 11,188,380 0.98% 1.83% 0.98% 115.49%
Year Ended October 31, 2020 $ 11.83 0.10 (1.28) (1.18) (0.12) (0.68) (0.80) $ 9.85 (11.06)% $ 3,650,085 1.09% 1.05% 1.11% 35.55%
Year Ended October 31, 2019 $ 13.03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) $ 11.83 0.25% $ 5,764,194 1.02% 0.83% 1.02% 26.04%
Year Ended October 31, 2018 $ 14.84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) $ 13.03 (3.18)% $ 7,488,444 0.98% 0.63% 0.98% 27.09%
Year Ended October 31, 2017 $ 12.58 0.06 2.82 2.88 (0.06) (0.56) (0.62) $ 14.84 23.11% $ 4,903,712 1.03% 0.39% 1.03% 38.77%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9.66 0.22 5.67 5.89 (0.15) — (0.15) $ 15.40 61.20% $ 114,832,673 1.23% 1.58% 1.23% 115.49%
Year Ended October 31, 2020 $ 11.62 0.08 (1.27) (1.19) (0.09) (0.68) (0.77) $ 9.66 (11.33)% $ 65,180,365 1.34% 0.80% 1.36% 35.55%
Year Ended October 31, 2019 $ 12.78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) $ 11.62 0.06% $ 110,748,458 1.26% 0.59% 1.26% 26.04%
Year Ended October 31, 2018 $ 14.58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) $ 12.78 (3.41)% $ 160,314,844 1.22% 0.44% 1.22% 27.09%
Year Ended October 31, 2017 $ 12.37 0.02 2.78 2.80 (0.03) (0.56) (0.59) $ 14.58 22.83% $ 166,652,147 1.25% 0.16% 1.25% 38.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - October 31, 2021 - Financial Highlights - 119
The accompanying notes are an integral part of these financial statements.
Fr wai
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bailard Cognitive
Value Fund
Class A Shares
Year Ended October 31, 2021 $ 9.97 0.06 6.88 6.94 (0.09) — (0.09) $ 16.82 69.92% $ 503,033 1.30% 0.38% 1.30% 199.77%
Year Ended October 31, 2020 $ 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) $ 9.97 (10.52)% $ 225,475 1.44% 0.89% 1.51% 412.91%
Year Ended October 31, 2019 $ 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) $ 11.20 1.92% $ 457,508 1.44% 0.42% 1.49% 255.32%
Year Ended October 31, 2018 $ 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) $ 12.53 (8.35)% $ 444,873 1.35% 0.57% 1.35% 138.27%
Year Ended October 31, 2017 $ 12.43 0.04 2.80 2.84 (0.06) — (0.06) $ 15.21 22.90% $ 752,352 1.32% 0.30% 1.32% 115.05%
Class C Shares
Year Ended October 31, 2021 $ 9.00 (0.04) 6.21 6.17 (0.06) — (0.06) $ 15.11 68.77% $ 186,329 2.05% (0.33)% 2.05% 199.77%
Year Ended October 31, 2020 $ 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) $ 9.00 (11.14)% $ 127,566 2.12% 0.26% 2.20% 412.91%
Year Ended October 31, 2019 $ 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) $ 10.17 1.18%(g) $ 143,192 2.14% (0.27)% 2.19% 255.32%
Year Ended October 31, 2018 $ 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) $ 11.57 (9.06)%(g) $ 190,845 2.12% (0.23)% 2.12% 138.27%
Year Ended October 31, 2017 $ 11.70 (0.06) 2.63 2.57 (0.03) — (0.03) $ 14.24 22.01% $ 276,274 2.09% (0.49)% 2.09% 115.05%
Class M Shares
Year Ended October 31, 2021 $ 10.00 0.11 6.92 7.03 (0.12) — (0.12) $ 16.91 70.60% $ 107,948,532 1.00% 0.70% 1.00% 199.77%
Year Ended October 31, 2020 $ 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) $ 10.00 (10.23)% $ 63,364,922 1.07% 1.32% 1.15% 412.91%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.25% $ 61,224,712 1.07% 0.79% 1.12% 255.32%
Year Ended October 31, 2018 $ 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) $ 12.54 (8.02)% $ 84,943,067 1.01% 0.88% 1.01% 138.27%
Year Ended October 31, 2017 $ 12.42 0.09 2.80 2.89 (0.10) — (0.10) $ 15.21 23.29% $ 98,734,045 1.00% 0.62% 1.00% 115.05%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9.99 0.11 6.94 7.05 (0.12) — (0.12) $ 16.92 70.87%(g) $ 10,793 1.00% 0.73% 1.00% 199.77%
Year Ended October 31, 2020 $ 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) $ 9.99 (10.30)%(g) $ 10,234 1.07% 1.29% 1.15% 412.91%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.26% $ 11,309 1.07% 0.78% 1.12% 255.32%
Year Ended October 31, 2018 $ 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) $ 12.54 (7.95)% $ 11,059 1.01% 0.89% 1.01% 138.27%
Year Ended October 31, 2017 $ 12.42 0.08 2.80 2.88 (0.10) — (0.10) $ 15.20 23.21% $ 14,652 0.99% 0.57% 0.99% 115.05%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.02 0.10 6.93 7.03 (0.11) — (0.11) $ 16.94 70.46% $ 174,674 1.05% 0.64% 1.05% 199.77%
Year Ended October 31, 2020 $ 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) $ 10.02 (10.38)% $ 94,011 1.24% 1.07% 1.31% 412.91%
Year Ended October 31, 2019 $ 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) $ 11.25 2.07% $ 219,905 1.24% 0.62% 1.29% 255.32%
Year Ended October 31, 2018 $ 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) $ 12.57 (8.08)% $ 173,133 1.16% 0.79% 1.16% 138.27%
Year Ended October 31, 2017 $ 12.44 0.07 2.79 2.86 (0.08) — (0.08) $ 15.22 23.05% $ 763,517 1.12% 0.50% 1.12% 115.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

120 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Bailard
Technology & Science Fund
Class A Shares
Year Ended October 31, 2021 $ 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) $ 33.86 41.54% $ 6,947,714 1.19% (0.68)% 1.19% 20.98%
Year Ended October 31, 2020 $ 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) $ 26.91 38.34% $ 4,893,728 1.23% (0.43)% 1.23% 25.47%
Year Ended October 31, 2019 $ 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) $ 20.98 14.78% $ 4,834,975 1.27% (0.20)% 1.27% 23.24%
Year Ended October 31, 2018 $ 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) $ 21.57 7.25% $ 3,856,959 1.26% (0.41)% 1.26% 22.56%
Year Ended October 31, 2017 $ 17.26 (0.06) 6.29 6.23 (0.02) (1.25) (1.27) $ 22.22 38.67% $ 3,574,315 1.28% (0.31)% 1.28% 26.17%
Class C Shares
Year Ended October 31, 2021 $ 23.15 (0.37) 9.09 8.72 — (3.55) (3.55) $ 28.32 40.49% $ 1,899,557 1.93% (1.42)% 1.93% 20.98%
Year Ended October 31, 2020 $ 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) $ 23.15 37.31% $ 1,353,027 1.98% (1.20)% 1.98% 25.47%
Year Ended October 31, 2019 $ 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) $ 18.39 13.91% $ 1,074,269 2.03% (0.96)% 2.03% 23.24%
Year Ended October 31, 2018 $ 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) $ 19.44 6.46% $ 1,241,656 2.03% (1.19)% 2.03% 22.56%
Year Ended October 31, 2017 $ 16.01 (0.19) 5.80 5.61 — (1.25) (1.25) $ 20.37 37.67% $ 1,599,961 2.04% (1.08)% 2.04% 26.17%
Class M Shares
Year Ended October 31, 2021 $ 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) $ 36.53 41.90% $ 183,006,395 0.90% (0.39)% 0.90% 20.98%
Year Ended October 31, 2020 $ 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) $ 28.73 38.77% $ 147,656,112 0.93% (0.15)% 0.93% 25.47%
Year Ended October 31, 2019 $ 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.25 15.12% $ 121,507,791 0.96% 0.11% 0.96% 23.24%
Year Ended October 31, 2018 $ 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) $ 22.63 7.66% $ 123,213,676 0.93% (0.08)% 0.93% 22.56%
Year Ended October 31, 2017 $ 17.89 — 6.55 6.55 (0.04) (1.25) (1.29) $ 23.15 39.12% $ 132,242,812 0.95% 0.02% 0.95% 26.17%
Class R6 Shares(f)
Year Ended October 31, 2021 $ 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) $ 36.41 41.93% $ 4,660,469 0.90% (0.39)% 0.90% 20.98%
Year Ended October 31, 2020 $ 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) $ 28.64 38.74% $ 3,741,695 0.93% (0.14)% 0.93% 25.47%
Year Ended October 31, 2019 $ 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.19 15.16%(g) $ 2,918,634 0.96% 0.10% 0.96% 23.24%
Year Ended October 31, 2018 $ 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) $ 22.57 7.63%(g) $ 4,292,208 0.93% (0.08)% 0.93% 22.56%
Year Ended October 31, 2017 $ 17.86 — 6.53 6.53 (0.04) (1.25) (1.29) $ 23.10 39.07% $ 3,066,228 0.95% – 0.95% 26.17%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) $ 36.35 41.81% $ 3,865,289 0.99% (0.48)% 0.99% 20.98%
Year Ended October 31, 2020 $ 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) $ 28.62 38.60% $ 2,823,005 1.05% (0.28)% 1.05% 25.47%
Year Ended October 31, 2019 $ 22.58 — 2.66 2.66 — (3.06) (3.06) $ 22.18 14.99% $ 2,077,282 1.08% (0.01)% 1.08% 23.24%
Year Ended October 31, 2018 $ 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) $ 22.58 7.58% $ 1,854,473 1.01% (0.16)% 1.01% 22.56%
Year Ended October 31, 2017 $ 17.87 (0.02) 6.54 6.52 (0.03) (1.25) (1.28) $ 23.11 39.00% $ 1,867,995 1.06% (0.08)% 1.06% 26.17%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2021 - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide BNY Mellon
Disciplined Value Fund
Class A Shares
Year Ended October 31, 2021 $ 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) $ 42.45 55.90%(g) $ 194,630 0.95% 0.85% 1.01% 76.03%
Period Ended October 31,
2020(h) $ 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) $ 28.54 (13.88)% $ 17,811 1.15% 1.36% 1.23% 76.80%( i )
Class K Shares(j)
Year Ended October 31, 2021 $ 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) $ 42.46 56.22% $ 633,803,082 0.76% 1.16% 0.83% 76.03%
Year Ended October 31, 2020 $ 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) $ 28.55 (9.08)% $ 439,137,487 0.80% 1.77% 0.86% 76.80%( i )
Year Ended October 31, 2019 $ 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) $ 34.72 11.01% $ 578,893,387 1.00% 1.26% 1.01% 52.79%
Year Ended October 31, 2018 $ 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) $ 37.42 8.34% $ 593,772,877 1.00% 0.95% 1.01% 72.06%
Year Ended October 31, 2017 $ 32.68 0.37 6.30 6.67 (0.36) (0.70) (1.06) $ 38.29 20.84% $ 598,185,245 1.00% 1.02% 1.01% 55.38%
Class R6 Shares
Year Ended October 31, 2021 $ 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) $ 42.47 56.43%(g) $ 20,384 0.66% 1.17% 0.73% 76.03%
Period Ended October 31,
2020(h) $ 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) $ 28.55 (13.51)% $ 4,311 0.66% 1.80% 0.74% 76.80%( i )
Eagle Class Shares
Year Ended October 31, 2021 $ 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) $ 42.45 56.29% $ 197,108 0.68% 1.24% 0.75% 76.03%
Period Ended October 31,
2020(h) $ 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) $ 28.55 (13.59)% $ 128,381 0.76% 1.75% 0.85% 76.80%( i )
Institutional Service Class Shares
Year Ended October 31, 2021 $ 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) $ 42.46 56.33%(g) $ 51,504 0.71% 1.23% 0.77% 76.03%
Period Ended October 31,
2020(h) $ 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) $ 28.54 (13.69)% $ 54,459 0.91% 1.87% 0.99% 76.80%( i )
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16,
2019 through October 31, 2020.
( i ) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund's reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
(j) Effective December 14, 2019, Shares were renamed Class K Shares.

122 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide BNY Mellon
Dynamic U.S. Core Fund
Class A Shares
Year Ended October 31, 2021 $ 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) $ 13.81 43.52%(g) $ 65,273,916 0.81% 0.48% 0.85% 3.66%
Year Ended October 31, 2020 $ 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) $ 9.86 10.28%(g) $ 51,190,485 0.81% 0.90% 0.87% 4.39%
Year Ended October 31, 2019 $ 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) $ 9.71 18.99% $ 43,376,574 0.90% 1.43% 1.10% 4.49%
Year Ended October 31, 2018 $ 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) $ 12.36 9.68% $ 29,136,197 0.94% 0.34% 1.15% 153.29%
Year Ended October 31, 2017 $ 10.34 0.02 2.64 2.66 (0.02) (0.52) (0.54) $ 12.46 26.88% $ 30,306,398 0.96% 0.17% 1.16% 82.46%
Class C Shares
Year Ended October 31, 2021 $ 6.05 (0.02) 2.53 2.51 (0.03) (0.21) (0.24) $ 8.32 42.54% $ 10,987,217 1.56% (0.28)% 1.60% 3.66%
Year Ended October 31, 2020 $ 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) $ 6.05 9.35% $ 7,096,258 1.56% 0.13% 1.63% 4.39%
Year Ended October 31, 2019 $ 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) $ 6.27 18.12% $ 5,277,086 1.69% 0.65% 1.89% 4.49%
Year Ended October 31, 2018 $ 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) $ 9.46 8.84% $ 4,314,906 1.76% (0.50)% 1.96% 153.29%
Year Ended October 31, 2017 $ 8.35 (0.06) 2.10 2.04 (0.01) (0.52) (0.53) $ 9.86 25.68% $ 6,439,140 1.76% (0.62)% 1.96% 82.46%
Class R Shares
Year Ended October 31, 2021 $ 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) $ 13.18 43.07% $ 1,431,336 1.19% 0.06% 1.23% 3.66%
Year Ended October 31, 2020 $ 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) $ 9.43 9.82% $ 638,880 1.13% 0.35% 1.21% 4.39%
Year Ended October 31, 2019 $ 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) $ 9.34 18.58% $ 86,163 1.30% 1.04% 1.50% 4.49%
Year Ended October 31, 2018 $ 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) $ 12.04 9.20% $ 69,504 1.35% (0.07)% 1.55% 153.29%
Year Ended October 31, 2017 $ 10.17 (0.01) 2.57 2.56 (0.01) (0.52) (0.53) $ 12.20 26.32% $ 61,710 1.32% (0.13)% 1.52% 82.46%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) $ 15.07 44.03% $ 259,381,469 0.50% 0.78% 0.54% 3.66%
Year Ended October 31, 2020 $ 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) $ 10.73 10.60% $ 191,988,967 0.50% 1.22% 0.56% 4.39%
Year Ended October 31, 2019 $ 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) $ 10.50 19.38% $ 185,332,637 0.61% 1.70% 0.82% 4.49%
Year Ended October 31, 2018 $ 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) $ 13.02 10.00% $ 172,430,086 0.65% 0.63% 0.85% 153.29%
Year Ended October 31, 2017 $ 10.81 0.06 2.76 2.82 (0.05) (0.52) (0.57) $ 13.06 27.24% $ 169,882,882 0.65% 0.48% 0.85% 82.46%
Eagle Class Shares
Year Ended October 31, 2021 $ 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) $ 15.21 43.91%(g) $ 1,011,535,895 0.55% 0.74% 0.59% 3.66%
Year Ended October 31, 2020 $ 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) $ 10.83 10.40% $ 753,099,080 0.59% 1.04% 0.64% 4.39%
Year Ended October 31, 2019 $ 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) $ 10.60 19.43%(g) $ 5,425 0.76% 1.56% 0.96% 4.49%
Period Ended October 31,
2018(i) $ 14.39 0.01 (1.31) (1.30) — — — $ 13.09 (9.03)% $ 4,549 0.73% 0.72% 0.94% 153.29%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) $ 15.19 43.78%(g) $ 133,429,129 0.62% 0.67% 0.66% 3.66%
Year Ended October 31, 2020 $ 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) $ 10.82 10.50%(g) $ 105,917,473 0.61% 1.01% 0.68% 4.39%
Year Ended October 31, 2019 $ 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) $ 10.58 19.19% $ 33,548,776 0.72% 1.84% 0.91% 4.49%
Year Ended October 31, 2018 $ 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) $ 13.09 9.88% $ 5,738,440 0.80% 0.49% 1.01% 153.29%
Year Ended October 31, 2017 $ 10.86 0.03 2.78 2.81 (0.03) (0.52) (0.55) $ 13.12 26.98% $ 6,200,165 0.86% 0.29% 1.06% 82.46%

Equity Funds - October 31, 2021 - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

124 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Diamond Hill
Large Cap Concentrated
Fund
Class A Shares
Year Ended October 31, 2021 $ 6.60 0.05 2.75 2.80 (0.05) — (0.05) $ 9.35 42.47% $ 21,531,723 0.96% 0.58% 1.79% 34.44%
Year Ended October 31, 2020 $ 6.77 0.06 (0.18) (0.12) (0.05) — (0.05) $ 6.60 (1.76)% $ 16,029,739 1.16% 0.86% 1.94% 45.37%
Year Ended October 31, 2019 $ 13.59 0.06 0.10 0.16 (0.15) (6.83) (6.98) $ 6.77 12.24% $ 18,152,635 1.18% 0.90% 1.89% 32.93%
Year Ended October 31, 2018 $ 14.36 0.11 0.58 0.69 (0.11) (1.35) (1.46) $ 13.59 4.77%(g) $ 26,081,368 1.16% 0.78% 1.40% 176.54%
Year Ended October 31, 2017 $ 12.72 0.08 2.62 2.70 (0.07) (0.99) (1.06) $ 14.36 22.46% $ 28,077,156 1.20% 0.61% 1.27% 81.60%
Class C Shares
Year Ended October 31, 2021 $ 5.87 (0.01) 2.44 2.43 (0.01) — (0.01) $ 8.29 41.40% $ 1,264,290 1.68% (0.14)% 2.51% 34.44%
Year Ended October 31, 2020 $ 6.02 0.01 (0.15) (0.14) (0.01) — (0.01) $ 5.87 (2.30)% $ 927,299 1.89% 0.16% 2.67% 45.37%
Year Ended October 31, 2019 $ 12.91 0.01 0.02 0.03 (0.09) (6.83) (6.92) $ 6.02 11.36% $ 1,261,064 1.90% 0.18% 2.62% 32.93%
Year Ended October 31, 2018 $ 13.73 0.01 0.56 0.57 (0.04) (1.35) (1.39) $ 12.91 4.05%(g) $ 2,033,783 1.89% 0.04% 2.11% 176.54%
Year Ended October 31, 2017 $ 12.24 — 2.51 2.51 (0.03) (0.99) (1.02) $ 13.73 21.63% $ 2,877,758 1.86% (0.03)% 1.96% 81.60%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 6.63 0.08 2.76 2.84 (0.08) — (0.08) $ 9.39 42.94% $ 959,562 0.60% 0.95% 1.43% 34.44%
Year Ended October 31, 2020 $ 6.79 0.08 (0.16) (0.08) (0.08) — (0.08) $ 6.63 (1.23)% $ 710,663 0.80% 1.22% 1.58% 45.37%
Year Ended October 31, 2019 $ 13.62 0.10 0.08 0.18 (0.18) (6.83) (7.01) $ 6.79 12.58% $ 791,203 0.82% 1.33% 1.51% 32.93%
Year Ended October 31, 2018 $ 14.40 0.15 0.59 0.74 (0.17) (1.35) (1.52) $ 13.62 5.12%(g) $ 2,249,467 0.82% 1.10% 0.98% 176.54%
Year Ended October 31, 2017 $ 12.75 0.13 2.63 2.76 (0.12) (0.99) (1.11) $ 14.40 22.95% $ 38,148,500 0.82% 1.00% 0.90% 81.60%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 6.66 0.06 2.77 2.83 (0.06) — (0.06) $ 9.43 42.61% $ 3,236,319 0.80% 0.74% 1.63% 34.44%
Year Ended October 31, 2020 $ 6.83 0.07 (0.17) (0.10) (0.07) — (0.07) $ 6.66 (1.54)% $ 2,342,599 1.00% 1.04% 1.78% 45.37%
Year Ended October 31, 2019 $ 13.64 0.07 0.11 0.18 (0.16) (6.83) (6.99) $ 6.83 12.46% $ 3,111,730 0.99% 1.06% 1.71% 32.93%
Year Ended October 31, 2018 $ 14.41 0.14 0.58 0.72 (0.14) (1.35) (1.49) $ 13.64 4.96%(g) $ 3,552,641 0.97% 0.97% 1.20% 176.54%
Year Ended October 31, 2017 $ 12.76 0.11 2.63 2.74 (0.10) (0.99) (1.09) $ 14.41 22.74% $ 4,264,406 0.97% 0.85% 1.03% 81.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - October 31, 2021 - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Fund
Class A Shares
Year Ended October 31, 2021 $ 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) $ 33.92 39.33% $ 210,658,455 0.86% 0.33% 0.91% 60.51%
Year Ended October 31, 2020 $ 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) $ 25.02 13.03% $ 165,332,152 0.88% 0.66% 0.92% 68.55%
Year Ended October 31, 2019 $ 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) $ 22.73 13.91% $ 153,344,474 0.90% 0.78% 0.95% 53.33%
Year Ended October 31, 2018 $ 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) $ 25.12 3.87% $ 148,186,807 0.95% 0.69% 1.00% 140.41%
Year Ended October 31, 2017 $ 22.25 0.21 4.98 5.19 (0.26) (0.70) (0.96) $ 26.48 23.93% $ 156,138,195 0.96% 0.86% 1.00% 79.20%
Class C Shares
Year Ended October 31, 2021 $ 22.48 (0.11) 8.58 8.47 — (0.67) (0.67) $ 30.28 38.32% $ 600,625 1.62% (0.40)% 1.66% 60.51%
Year Ended October 31, 2020 $ 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) $ 22.48 12.15% $ 892,368 1.68% (0.12)% 1.72% 68.55%
Year Ended October 31, 2019 $ 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) $ 20.54 12.99% $ 1,475,137 1.65% 0.07% 1.70% 53.33%
Year Ended October 31, 2018 $ 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) $ 23.24 3.15% $ 3,042,181 1.66% (0.02)% 1.71% 140.41%
Year Ended October 31, 2017 $ 20.81 0.03 4.64 4.67 (0.09) (0.70) (0.79) $ 24.69 22.99% $ 3,742,859 1.72% 0.11% 1.77% 79.20%
Class R Shares
Year Ended October 31, 2021 $ 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) $ 32.76 38.84%(g) $ 21,392 1.13% 0.05% 1.17% 60.51%
Year Ended October 31, 2020 $ 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) $ 24.22 12.50% $ 12,860 1.33% 0.16% 1.38% 68.55%
Year Ended October 31, 2019 $ 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) $ 22.05 13.30% $ 7,432 1.35% 0.45% 1.39% 53.33%
Year Ended October 31, 2018 $ 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) $ 24.55 3.60%(g) $ 59,034 1.28% 0.35% 1.33% 140.41%
Year Ended October 31, 2017 $ 21.80 0.10 4.86 4.96 (0.14) (0.70) (0.84) $ 25.92 23.33%(g) $ 60,273 1.39% 0.44% 1.44% 79.20%
Class R6 Shares
Year Ended October 31, 2021 $ 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) $ 33.11 39.80% $ 37,186,997 0.57% 0.61% 0.62% 60.51%
Year Ended October 31, 2020 $ 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) $ 24.43 13.36% $ 23,675,084 0.59% 0.89% 0.63% 68.55%
Year Ended October 31, 2019 $ 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) $ 22.21 14.27% $ 5,774 0.58% 1.08% 0.65% 53.33%
Period Ended October 31,
2018(h) $ 24.56 0.13 0.12 0.25 (0.14) — (0.14) $ 24.67 1.00% $ 5,057 0.58% 0.91% 0.65% 140.41%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) $ 33.10 39.66% $ 1,086,863,913 0.64% 0.55% 0.69% 60.51%
Year Ended October 31, 2020 $ 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) $ 24.43 13.27% $ 895,601,174 0.66% 0.87% 0.71% 68.55%
Year Ended October 31, 2019 $ 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) $ 22.21 14.13% $ 865,639,291 0.67% 1.02% 0.71% 53.33%
Year Ended October 31, 2018 $ 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) $ 24.68 4.22% $ 855,031,698 0.67% 0.97% 0.71% 140.41%
Year Ended October 31, 2017 $ 21.92 0.27 4.90 5.17 (0.32) (0.70) (1.02) $ 26.07 24.22% $ 867,378,946 0.71% 1.11% 0.76% 79.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

126 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Geneva Mid Cap
Growth Fund
Class A Shares
Year Ended October 31, 2021 $ 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) $ 29.33 48.96% $ 137,188,238 1.11% (0.74)% 1.11% 10.64%
Year Ended October 31, 2020 $ 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) $ 20.92 15.03% $ 96,664,898 1.19% (0.60)% 1.19% 19.10%
Year Ended October 31, 2019 $ 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) $ 21.64 15.19% $ 104,022,586 1.18% (0.42)% 1.18% 14.70%
Year Ended October 31, 2018 $ 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) $ 26.00 7.24% $ 112,505,848 1.14% (0.45)% 1.14% 14.29%
Year Ended October 31, 2017 $ 23.72 (0.11) 5.41 5.30 — (2.04) (2.04) $ 26.98 23.77% $ 142,455,307 1.14% (0.45)% 1.14% 24.81%
Class C Shares
Year Ended October 31, 2021 $ 13.96 (0.25) 6.57 6.32 — (1.46) (1.46) $ 18.82 47.86% $ 13,078,704 1.86% (1.49)% 1.86% 10.64%
Year Ended October 31, 2020 $ 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) $ 13.96 14.20% $ 17,730,581 1.93% (1.33)% 1.93% 19.10%
Year Ended October 31, 2019 $ 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) $ 15.68 14.34% $ 24,791,836 1.92% (1.16)% 1.92% 14.70%
Year Ended October 31, 2018 $ 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) $ 20.93 6.40% $ 43,368,750 1.88% (1.19)% 1.88% 14.29%
Year Ended October 31, 2017 $ 20.16 (0.25) 4.54 4.29 — (2.04) (2.04) $ 22.41 22.88% $ 51,063,324 1.89% (1.20)% 1.89% 24.81%
Class R6 Shares(f)
Year Ended October 31, 2021 $ 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) $ 32.09 49.46%(g) $ 115,968,589 0.78% (0.41)% 0.78% 10.64%
Year Ended October 31, 2020 $ 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) $ 22.70 15.42% $ 93,818,882 0.84% (0.24)% 0.84% 19.10%
Year Ended October 31, 2019 $ 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) $ 23.12 15.60% $ 130,569,546 0.82% (0.05)% 0.82% 14.70%
Year Ended October 31, 2018 $ 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) $ 27.21 7.61% $ 112,697,592 0.78% (0.09)% 0.78% 14.29%
Year Ended October 31, 2017 $ 24.48 (0.02) 5.60 5.58 — (2.04) (2.04) $ 28.02 24.21% $ 331,542,252 0.77% (0.08)% 0.77% 24.81%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) $ 31.46 49.24% $ 217,940,512 0.92% (0.55)% 0.92% 10.64%
Year Ended October 31, 2020 $ 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) $ 22.31 15.31% $ 312,874,072 0.97% (0.38)% 0.97% 19.10%
Year Ended October 31, 2019 $ 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) $ 22.80 15.49% $ 316,343,611 0.89% (0.13)% 0.89% 14.70%
Year Ended October 31, 2018 $ 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) $ 26.95 7.44% $ 442,820,791 0.93% (0.24)% 0.93% 14.29%
Year Ended October 31, 2017 $ 24.35 (0.06) 5.57 5.51 — (2.04) (2.04) $ 27.82 24.04% $ 500,783,318 0.93% (0.24)% 0.93% 24.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2021 - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide GQG US Quality
Equity Fund
Class A Shares
Period Ended October 31,
2021(g) $ 10.00 0.04 2.15 2.19 — — — $ 12.19 21.90%(h) $ 8,583 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
Period Ended October 31,
2021(g) $ 10.00 0.07 2.17 2.24 (0.03) — (0.03) $ 12.21 22.39% $ 76,450,737 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
Period Ended October 31,
2021(g) $ 10.00 0.06 2.17 2.23 (0.02) — (0.02) $ 12.21 22.33% $ 6,116 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
Period Ended October 31,
2021(g) $ 10.00 0.06 2.17 2.23 (0.02) — (0.02) $ 12.21 22.31% $ 6,115 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

128 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
dnote
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Loomis All Cap
Growth Fund
Class A Shares
Year Ended October 31, 2021 $ 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) $ 19.11 29.77% $ 6,988,452 1.33% (0.76)% 1.37% 13.72%
Year Ended October 31, 2020 $ 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) $ 15.11 26.11% $ 6,420,308 1.35% (0.54)% 1.38% 25.04%
Year Ended October 31, 2019 $ 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) $ 12.13 14.48% $ 5,161,915 1.28% (0.21)% 1.32% 13.51%
Year Ended October 31, 2018 $ 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) $ 11.45 4.81% $ 619,208 1.20% (0.10)% 1.41% 21.94%
Period Ended October 31,
2017(g) $ 10.00 (0.02) 0.99 0.97 — — — $ 10.97 9.70% $ 191,324 1.29% (0.39)% 1.43% 11.55%
Class R6 Shares
Year Ended October 31, 2021 $ 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) $ 19.40 30.41% $ 175,535,525 0.85% (0.26)% 0.89% 13.72%
Year Ended October 31, 2020 $ 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) $ 15.26 26.76% $ 188,632,200 0.85% (0.04)% 0.89% 25.04%
Year Ended October 31, 2019 $ 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) $ 12.20 14.93% $ 178,449,111 0.82% 0.27% 0.87% 13.51%
Year Ended October 31, 2018 $ 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) $ 11.50 5.15% $ 173,295,558 0.85% 0.28% 1.03% 21.94%
Period Ended October 31,
2017(g) $ 10.00 — 1.00 1.00 — — — $ 11.00 10.00% $ 200,310,013 0.85% 0.08% 0.98% 11.55%
Eagle Class Shares
Year Ended October 31, 2021 $ 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) $ 19.37 30.21% $ 201,689,319 0.95% (0.38)% 0.99% 13.72%
Year Ended October 31, 2020 $ 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) $ 15.26 26.62% $ 182,861,589 0.95% (0.16)% 0.99% 25.04%
Year Ended October 31, 2019 $ 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) $ 12.21 15.00% $ 135,646,669 1.02% 0.07% 1.06% 13.51%
Period Ended October 31,
2018(h) $ 11.76 (0.01) (0.27) (0.28) — — — $ 11.48 (2.38)% $ 256,407 0.94% (0.37)% 1.36% 21.94%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) $ 19.36 30.40% $ 4,796,294 0.86% (0.29)% 0.90% 13.72%
Year Ended October 31, 2020 $ 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) $ 15.23 26.59%( i ) $ 3,951,852 0.91% – 0.94% 25.04%
Year Ended October 31, 2019 $ 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) $ 12.19 15.00%( i ) $ 14,441,118 0.89% 0.16% 0.93% 13.51%
Year Ended October 31, 2018 $ 10.98 0.01 0.54 0.55 — (0.05) (0.05) $ 11.48 5.00% $ 7,779,313 0.97% 0.12% 1.18% 21.94%
Period Ended October 31,
2017(g) $ 10.00 (0.01) 0.99 0.98 — — — $ 10.98 9.80% $ 1,704,502 1.09% (0.19)% 1.23% 11.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through
October 31, 2017.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
( i ) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2021 - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Small Company
Growth Fund
Class A Shares
Year Ended October 31, 2021 $ 23.05 (0.29) 5.38 5.09 — (2.91) (2.91) $ 25.23 22.16% $ 6,711,327 1.35% (1.19)% 1.35% 9.86%
Year Ended October 31, 2020 $ 20.02 (0.23) 5.21 4.98 — (1.95) (1.95) $ 23.05 26.87% $ 7,104,612 1.35% (1.15)% 1.36% 13.06%
Year Ended October 31, 2019 $ 19.03 (0.22) 2.17 1.95 — (0.96) (0.96) $ 20.02 11.31% $ 35,574,303 1.32% (1.09)% 1.33% 17.37%
Year Ended October 31, 2018 $ 17.52 (0.21) 2.28 2.07 — (0.56) (0.56) $ 19.03 12.16% $ 29,343,929 1.32% (1.07)% 1.32% 16.23%
Year Ended October 31, 2017 $ 13.50 (0.14) 4.63 4.49 — (0.47) (0.47) $ 17.52 34.07% $ 21,321,775 1.31% (0.92)% 1.33% 15.58%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 23.41 (0.26) 5.48 5.22 — (2.91) (2.91) $ 25.72 22.39% $ 258,063,000 1.19% (1.03)% 1.19% 9.86%
Year Ended October 31, 2020 $ 20.27 (0.22) 5.31 5.09 — (1.95) (1.95) $ 23.41 27.10% $ 272,094,684 1.19% (1.06)% 1.20% 13.06%
Year Ended October 31, 2019 $ 19.24 (0.19) 2.18 1.99 — (0.96) (0.96) $ 20.27 11.40% $ 264,313,528 1.19% (0.95)% 1.19% 17.37%
Year Ended October 31, 2018 $ 17.67 (0.18) 2.31 2.13 — (0.56) (0.56) $ 19.24 12.40% $ 266,605,031 1.19% (0.93)% 1.19% 16.23%
Year Ended October 31, 2017 $ 13.60 (0.12) 4.66 4.54 — (0.47) (0.47) $ 17.67 34.19% $ 220,554,336 1.19% (0.74)% 1.20% 15.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

130 - Financial Highlights - October 31, 2021 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide WCM Focused
Small Cap Fund
Class A Shares
Year Ended October 31, 2021 $ 20.37 (0.18) 8.31 8.13 — — — $ 28.50 39.91% $ 15,181,129 1.16% (0.65)% 1.27% 33.26%
Year Ended October 31, 2020 $ 24.52 (0.08) (2.94) (3.02) — (1.13) (1.13) $ 20.37 (13.12)% $ 11,958,110 1.16% (0.37)% 1.47% 32.23%
Year Ended October 31, 2019 $ 35.90 (0.16) 2.34 2.18 — (13.56) (13.56) $ 24.52 14.39% $ 15,309,267 1.54% (0.66)% 1.60% 52.18%
Year Ended October 31, 2018 $ 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) (3.18) $ 35.90 (2.89)% $ 14,848,196 1.38% (0.60)% 1.40% 172.38%
Year Ended October 31, 2017 $ 30.79 — 9.39 9.39 — (0.05) (0.05) $ 40.13 30.50% $ 22,366,548 1.37% (0.01)% 1.37% 95.99%
Class C Shares
Year Ended October 31, 2021 $ 17.38 (0.32) 7.06 6.74 — — — $ 24.12 38.78% $ 3,710,941 1.92% (1.40)% 2.03% 33.26%
Year Ended October 31, 2020 $ 21.23 (0.21) (2.51) (2.72) — (1.13) (1.13) $ 17.38 (13.77)% $ 3,463,208 1.93% (1.13)% 2.25% 32.23%
Year Ended October 31, 2019 $ 33.18 (0.30) 1.91 1.61 — (13.56) (13.56) $ 21.23 13.54% $ 5,004,266 2.29% (1.41)% 2.35% 52.18%
Year Ended October 31, 2018 $ 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) (3.16) $ 33.18 (3.62)% $ 8,569,392 2.13% (1.37)% 2.16% 172.38%
Year Ended October 31, 2017 $ 29.04 (0.26) 8.84 8.58 — (0.05) (0.05) $ 37.57 29.55% $ 9,863,605 2.12% (0.76)% 2.12% 95.99%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 21.59 (0.09) 8.81 8.72 — — — $ 30.31 40.39% $ 121,349,965 0.80% (0.29)% 0.91% 33.26%
Year Ended October 31, 2020 $ 25.84 (0.06) (3.06) (3.12) — (1.13) (1.13) $ 21.59 (12.83)% $ 50,134,185 0.80% (0.29)% 1.00% 32.23%
Year Ended October 31, 2019 $ 36.97 (0.08) 2.51 2.43 — (13.56) (13.56) $ 25.84 14.78% $ 2,230,227 1.20% (0.30)% 1.25% 52.18%
Year Ended October 31, 2018 $ 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) (3.20) $ 36.97 (2.54)% $ 2,785,456 1.00% (0.18)% 1.02% 172.38%
Year Ended October 31, 2017 $ 31.46 0.13 9.61 9.74 (0.04) (0.05) (0.09) $ 41.11 30.97% $ 87,473,796 1.01% 0.35% 1.01% 95.99%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 21.43 (0.11) 8.74 8.63 — — — $ 30.06 40.27% $ 64,509,424 0.89% (0.38)% 1.00% 33.26%
Year Ended October 31, 2020 $ 25.67 (0.03) (3.08) (3.11) — (1.13) (1.13) $ 21.43 (12.88)% $ 48,419,239 0.91% (0.13)% 1.21% 32.23%
Year Ended October 31, 2019 $ 36.86 (0.11) 2.48 2.37 — (13.56) (13.56) $ 25.67 14.62% $ 45,063,142 1.31% (0.43)% 1.37% 52.18%
Year Ended October 31, 2018 $ 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) (3.20) $ 36.86 (2.63)% $ 44,421,820 1.11% (0.33)% 1.13% 172.38%
Year Ended October 31, 2017 $ 31.40 0.10 9.59 9.69 (0.01) (0.05) (0.06) $ 41.03 30.88% $ 90,228,862 1.09% 0.26% 1.09% 95.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 131
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide American Century Small Cap Income Fund (formerly, Nationwide U.S. Small Cap Value Fund) ("Small
Cap Income")
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Disciplined Value Fund (formerly, Nationwide Mellon Disciplined Value Fund) (“Disciplined
Value”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (formerly, Nationwide Mellon Dynamic U.S. Core Fund) (“U.S.
Core”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class
C, Class K, Class M, Class R, Class R6, Eagle Class and
Institutional Service Class shares. Effective October 5, 2021,
Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Prior to
October 5, 2021, Class C shares converted to Class A shares
ten years after their purchase. Each share class of a Fund
represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective November 27, 2020, the Nationwide U.S. Small Cap
Value Fund was renamed "Nationwide American Century Small
Cap Income Fund".
Effective September 1, 2021, Nationwide Mellon Dynamic U.S.
Core Fund and Nationwide Mellon Disciplined Value Fund
were renamed "Nationwide BNY Mellon Dynamic U.S. Core
Fund" and "Nationwide BNY Mellon Disciplined Value Fund",
respectively.
US Quality Equity commenced operations on January 26, 2021.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)

132 - Notes to Financial Statements - October 31, 2021 - Equity Funds
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 133
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Small Cap Income
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,460,530 $ – $ – $ 1,460,530
Banks 24,051,015 – – 24,051,015
Building Products 5,147,338 – – 5,147,338
Capital Markets 5,372,255 – – 5,372,255
Chemicals 4,640,445 – – 4,640,445
Commercial Services & Supplies 5,323,390 – – 5,323,390
Containers & Packaging 4,128,677 – – 4,128,677
Diversified Consumer Services 1,883,965 – – 1,883,965
Diversified Financial Services 2,007,353 – – 2,007,353
Electronic Equipment, Instruments &
Components 3,786,097 – – 3,786,097
Energy Equipment & Services 1,827,783 – – 1,827,783
Equity Real Estate Investment Trusts
(REITs) 8,399,897 – – 8,399,897
Food & Staples Retailing 762,329 – – 762,329
Food Products – – – –
Gas Utilities 1,208,511 – – 1,208,511
Health Care Providers & Services 2,652,746 – – 2,652,746
Household Durables 2,319,544 – – 2,319,544
Household Products 3,318,375 – – 3,318,375
Insurance 5,708,058 – – 5,708,058
IT Services 2,512,094 – – 2,512,094
Machinery 7,079,243 1,672,638 – 8,751,881
Media 4,144,329 – – 4,144,329
Multi-Utilities 1,271,446 – – 1,271,446
Oil, Gas & Consumable Fuels 1,175,338 – – 1,175,338
Paper & Forest Products 387,136 – – 387,136
Semiconductors & Semiconductor
Equipment 3,177,056 – – 3,177,056
Specialty Retail 2,923,692 – – 2,923,692
Textiles, Apparel & Luxury Goods 3,835,333 – – 3,835,333
Thrifts & Mortgage Finance 2,067,165 – – 2,067,165
Trading Companies & Distributors 1,948,430 – – 1,948,430
Total Common Stocks $ 114,519,570 $ 1,672,638 $ – $ 116,192,208
Convertible Bond – 1,199,587 – 1,199,587
Convertible Preferred Stock 2,913,802 – – 2,913,802
Forward Foreign Currency Contracts – 3,587 – 3,587
Master Limited Partnership 3,004,428 – – 3,004,428
Preferred Stocks 5,872,223 – – 5,872,223
Rights   – 5,857 – 5,857
Short-Term Investment 51,660 – – 51,660
Total Assets $ 126,361,683 $ 2,881,669 $ – $ 129,243,352
Liabilities:
Forward Foreign Currency Contracts $ – $ (34,201) $ – $ (34,201)
Total Liabilities $ – $ (34,201) $ – $ (34,201)
Total $ 126,361,683 $ 2,847,468 $ – $ 129,209,151

134 - Notes to Financial Statements - October 31, 2021 - Equity Funds
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 107,563,791 $ – $ – $ 107,563,791
Exchange Traded Funds 660,753 – – 660,753
Master Limited Partnership 133,920 – – 133,920
Short-Term Investment 1,945,441 – – 1,945,441
Total $ 110,303,905 $ – $ – $ 110,303,905
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 199,837,087 $ – $ – $ 199,837,087
Short-Term Investment 2,976,856 – – 2,976,856
Total $ 202,813,943 $ – $ – $ 202,813,943
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 554,107,016 $ – $ – $ 554,107,016
Futures Contracts 1,559,293 – – 1,559,293
Purchased Option 15,320,788 – – 15,320,788
Short-Term Investment 2,415,310 – – 2,415,310
U.S. Treasury Obligation – 19,998,062 – 19,998,062
Total Assets $ 573,402,407 $ 19,998,062 $ – $ 593,400,469
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (547,543) $ – $ – $ (547,543)
Total Liabilities $ (547,543) $ – $ – $ (547,543)
Total $ 572,854,864 $ 19,998,062 $ – $ 592,852,926
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,277,113,272 $ – $ – $ 1,277,113,272
Futures Contracts 5,813,100 – – 5,813,100
Purchased Option 36,565,638 – – 36,565,638
Short-Term Investment 861,005 – – 861,005
U.S. Treasury Obligation – 68,148,397 – 68,148,397
Total Assets $ 1,320,353,015 $ 68,148,397 $ – $ 1,388,501,412
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (915,631) $ – $ – $ (915,631)
Total Liabilities $ (915,631) $ – $ – $ (915,631)
Total $ 1,319,437,384 $ 68,148,397 $ – $ 1,387,585,781
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 26,493,430 $ – $ – $ 26,493,430
Total $ 26,493,430 $ – $ – $ 26,493,430

Equity Funds - October 31, 2021 - Notes to Financial Statements - 135
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,330,679,568 $ – $ – $ 1,330,679,568
Short-Term Investment 12,539,673 – – 12,539,673
Total $ 1,343,219,241 $ – $ – $ 1,343,219,241
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 472,133,205 $ – $ – $ 472,133,205
Total $ 472,133,205 $ – $ – $ 472,133,205
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 75,323,725 $ – $ – $ 75,323,725
Master Limited Partnership 744,010 – – 744,010
Total $ 76,067,735 $ – $ – $ 76,067,735
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 386,922,433 $ – $ – $ 386,922,433
Short-Term Investment 6,619,090 – – 6,619,090
Total $ 393,541,523 $ – $ – $ 393,541,523
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 259,823,381 $ – $ – $ 259,823,381
Short-Term Investment 244,182 – – 244,182
Total $ 260,067,563 $ – $ – $ 260,067,563
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 195,404,036 $ – $ – $ 195,404,036
Short-Term Investment 530,480 – – 530,480
Total $ 195,934,516 $ – $ – $ 195,934,516
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended October 31, 2021, Small Cap Income held three common stock investments and two rights investment that were categorized as Level 3 investments which were each valued at $0.

136 - Notes to Financial Statements - October 31, 2021 - Equity Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Small Cap Income
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ 893 $893
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — — —
Purchases — — —
Sales — — —
Change in Unrealized Appreciation/Depreciation — (893) (893)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 10/31/2021 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2021 ** $ — $ (893) $(893)
Amounts designated as "−" are zero or have been rounded to zero.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds - October 31, 2021 - Notes to Financial Statements - 137
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

138 - Notes to Financial Statements - October 31, 2021 - Equity Funds
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2021:
Small Cap Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 3,587
Total $ 3,587
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (34,201)
Total $ (34,201)
Disciplined Value
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 15,320,788
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 1,559,293
Total $ 16,880,081
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts (176,107)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (371,436)
Total $ (547,543)

Equity Funds - October 31, 2021 - Notes to Financial Statements - 139
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2021
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 36,565,638
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts 5,813,100
Total $ 42,378,738
Liabilities:
Futures Contracts(a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (915,631)
Total $ (915,631)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Small Cap Income
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 31,063
Total $ 31,063
Disciplined Value
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 9,771,203
Interest rate risk (128,619)
Futures Contracts
Equity risk 10,776,343
Interest rate risk (3,635,339)
Total $ 16,783,588
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ 23,027,955
Interest rate risk (859,017)
Futures Contracts
Equity risk 50,667,326
Interest rate risk (15,698,462)
Total $ 57,137,802
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Small Cap Income
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (30,614)
Total $ (30,614)

140 - Notes to Financial Statements - October 31, 2021 - Equity Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2021, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject
Disciplined Value
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 1,841,585
Futures Contracts
Equity risk 1,383,186
Interest rate risk (371,436)
Total $ 2,853,335
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 6,505,510
Interest rate risk (107,798)
Futures Contracts
Equity risk 9,186,150
Interest rate risk 3,355,465
Total $ 18,939,327
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
Small Cap Income
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 168,824
Average Settlement Value Sold $ 2,020,805
Disciplined Value
Options:
Average Value Purchased $ 8,056,218
Average Number of Purchased Option Contracts 574
Futures Contracts:
Average Notional Balance Long $ 97,384,178
Average Notional Balance Short $ 2,105,371
U.S. Core
Options:
Average Value Purchased $ 19,121,459
Average Number of Purchased Option Contracts 1,525
Futures Contracts:
Average Notional Balance Long $ 317,966,442

Equity Funds - October 31, 2021 - Notes to Financial Statements - 141
to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2021:
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Small Cap Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 1,041 $ — $ — $ 1,041
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 2,546 (2,546) — —
Total $ 3,587 $ (2,546) $ — $ 1,041
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ (4,168) $ 2,546 $ — $ (1,622)
Morgan Stanley Co., Inc.
Forward Foreign
Currency Contracts (30,033) — — (30,033)
Total $ (34,201) $ 2,546 $ — $ (31,655)
Amounts designated as “—” are zero.

142 - Notes to Financial Statements - October 31, 2021 - Equity Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Income $ 51,660
Cognitive Value 1,945,441
Technology & Science 2,976,856
Disciplined Value 2,415,310
U.S. Core 861,005
Nationwide Fund 12,539,673
All Cap Growth 6,619,090
Small Company Growth 244,182
Focused Small Cap 530,480

Equity Funds - October 31, 2021 - Notes to Financial Statements - 143
on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to investments in partnerships, investments in passive foreign investment companies ("PFICs"), investments in real estate
investment trusts, net operating loss netting to short-term
gains, net operating losses, non-deductible expenses, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily be attributable to investments in partnerships, PFICs, mark-to-market adjustments on futures, mark-to-market adjustments on options, and outstanding wash
sale loss deferrals. These reclassifications have no effect
upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.

144 - Notes to Financial Statements - October 31, 2021 - Equity Funds
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA
has selected the subadviser for each Fund as noted below,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Income $ (1) $ 1
Cognitive Value (51) 51
Technology & Science – –
Disciplined Value – –
U.S. Core – –
Large Cap Concentrated – –
Nationwide Fund – –
Mid Cap Growth 7,060,164 (7,060,164)
US Quality Equity (45,494) 45,494
All Cap Growth 5,039,586 (5,039,586)
Small Company Growth 309,003 (309,003)
Focused Small Cap – –
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 145
As of October 31, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Small Cap Income American Century Investment Management, Inc.(a)
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
Disciplined Value Newton Investment Management North America, LLC ("Newton US")(b)
U.S. Core Newton US(b)
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company LLP
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC (“GQG”)
All Cap Growth Loomis, Sayles & Company, L.P.
Small Company Growth Brown Capital Management, LLC
Focused Small Cap WCM Investment Management, LLC
(a) Effective November 30, 2020, American Century Investments Management, Inc. was appointed as the subadviser to the Fund.
Effective November 30, 2020, Dimensional Fund Advisors LP was terminated and ceased serving as subadviser to the Fund.
(b) Effective September 1, 2021, Newton Investment Management North America, LLC was appointed as the subadviser to the Fund.
Effective September 1, 2021, Mellon Investments Corporation was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income(a) Up to $500 million 0.74%
$500 million and more 0.69%
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
Disciplined Value Up to $1 billion 0.60%
$1 billion and more 0.575%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
Large Cap Concentrated Up to $1 billion 0.55%
$1 billion up to $2 billion 0.53%
$2 billion up to $5 billion 0.51%
$5 billion and more 0.49%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth(b) Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
(a) For the period November 30, 2020 through October 31, 2021.
(b) For the period March 11, 2021 through October 31, 2021.

146 - Notes to Financial Statements - October 31, 2021 - Equity Funds
Under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the year ended October 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income(a) Up to $500 million 0.84%
$500 million and more 0.79%
Mid Cap Growth(b) Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million and more 0.65%
(a) For the period November 1, 2020 through November 29, 2020.
(b) For the period November 1, 2020 through March 10, 2021.
Fund
Advisory Fee Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 560,831
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Income 0.74 % N/A 0.74%
Cognitive Value 0.75 N/A 0.75
Technology & Science 0.75 N/A 0.75
Disciplined Value 0.60 N/A 0.54
U.S. Core 0.45 N/A 0.41
Large Cap Concentrated 0.55 N/A 0.00
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.66 N/A 0.66
US Quality Equity 0.45 N/A 0.03
All Cap Growth 0.80 N/A 0.77
Small Company Growth 0.84 N/A 0.84
Focused Small Cap 0.75 N/A 0.64
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 147
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended October 31, 2021, certain Funds reimbursed NFA in the following amounts:
Fund Classes
Amount
(annual rate)
Small Cap Income(a) All Classes 0.99%
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Disciplined Value All Classes 0.66%
U.S. Core(a) All Classes 0.50%
Large Cap Concentrated All Classes 0.60%
Mid Cap Growth All Classes 0.98%
US Quality Equity All Classes 0.49%
All Cap Growth All Classes 0.85%
Small Company Growth All Classes 0.94%
Focused Small Cap All Classes 0.80%
(a)  Effective March 1, 2021. Prior to March 1, 2021, Fund Operating Expenses including the Rule 12b-1 fees paid pursuant to the
Fund’s Administrative Services Plan was limited to 1.09%.
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Small Cap Income $ — $ 15,930 $ 3,139 $ 19,069
Cognitive Value 28,643 43,441 — 72,084
Technology & Science — — — —
Disciplined Value — 292,878(a) 367,355 660,233
U.S. Core 472,116 540,416 546,621 1,559,153
Large Cap Concentrated 176,831 162,254 208,419 547,504
Nationwide Fund — — — —
Mid Cap Growth — — — —
US Quality Equity — — 192,426 192,426
All Cap Growth 129,013 136,290 134,312 399,615
Small Company Growth 10,977 32,633 2,312 45,922
Focused Small Cap 19,289 189,654 194,248 403,191
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period December 14, 2019 through October 31, 2020.
Fund Amount
Small Cap Income
$ 3,139

148 - Notes to Financial Statements - October 31, 2021 - Equity Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned an aggregate of $2,221,222 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $17,990.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2021, the Funds imposed aggregate front-end sales charges of $291,600. From
these fees, NFD retained a portion amounting to $41,376.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Class K
Shares
Small Cap Income 0.25% 1.00% N/A N/A
Cognitive Value 0.25 1.00 N/A N/A
Technology & Science 0.25 1.00 N/A N/A
Disciplined Value 0.25 N/A N/A 0.10%
U.S. Core 0.25 1.00 0.50% N/A
Large Cap Concentrated 0.25 1.00 N/A N/A
Nationwide Fund 0.25 1.00 0.50 N/A
Mid Cap Growth 0.25 1.00 N/A N/A
US Quality Equity 0.25 N/A N/A N/A
All Cap Growth 0.25 N/A N/A N/A
Small Company Growth 0.25 N/A N/A N/A
Focused Small Cap 0.25 1.00 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 149
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
year ended October 31, 2021, the Funds imposed aggregate
CDSCs of $295. NFD retained all of the CDSCs imposed by
the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Small Cap Income 0.07% 0.10%  N/A  N/A 0.25%
Cognitive Value 0.05 0.05  N/A  N/A 0.06
Technology & Science 0.04 0.03  N/A  N/A 0.08
Disciplined Value 0.04  N/A  N/A 0.02% 0.05
U.S. Core 0.06 0.06 0.19% 0.05 0.12
Large Cap Concentrated 0.11 0.08  N/A  N/A 0.20
Nationwide Fund 0.04 0.05 0.06  N/A 0.07
Mid Cap Growth 0.08 0.09  N/A  N/A 0.14
US Quality Equity 0.22  N/A  N/A 0.07 0.10
All Cap Growth 0.23  N/A  N/A 0.10 0.01
Small Company Growth 0.16  N/A  N/A  N/A 0.25
Focused Small Cap 0.11 0.12  N/A  N/A 0.09
Fund Amount
Small Cap Income $ 247,499
Cognitive Value 378
Technology & Science 6,209
Disciplined Value 106
U.S. Core 619,930
Large Cap Concentrated 28,890
Nationwide Fund 791,961
Mid Cap Growth 444,942
US Quality Equity 93
All Cap Growth 209,194
Small Company Growth 724,835
Focused Small Cap 82,564

150 - Notes to Financial Statements - October 31, 2021 - Equity Funds
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Fund
% of Shares
Outstanding
Owned
Small Cap Income 82.41%
Cognitive Value 0.01
Technology & Science —
Disciplined Value —
U.S. Core 0.62
Large Cap Concentrated —
Nationwide Fund 30.31
Mid Cap Growth —
US Quality Equity 100.00
All Cap Growth 68.12
Small Company Growth 84.71
Focused Small Cap —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 151
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both
Fund Purchases
*
Sales
*
Small Cap Income $ 138,236,513 $ 123,550,470
Cognitive Value 188,889,438 188,020,140
Technology & Science 38,666,681 63,174,880
Disciplined Value 380,454,371 472,680,724
U.S. Core 42,514,116 117,601,489
Large Cap Concentrated 8,379,654 9,853,113
Nationwide Fund 743,840,906 894,885,474
Mid Cap Growth 51,344,512 295,015,035
US Quality Equity 114,858,651 53,135,351
All Cap Growth 52,934,545 147,005,236
Small Company Growth 28,216,460 101,112,752
Focused Small Cap 96,971,309 56,110,993
* Includes purchases and sales of long-term U.S. Government securities, if any.

152 - Notes to Financial Statements - October 31, 2021 - Equity Funds
legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2021, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
Small Cap Income 77.30% 2(a)
Cognitive Value 91.47 2
Technology & Science 83.04 2
Disciplined Value 17.12 1
U.S. Core 12.49 1
Large Cap Concentrated 50.59 2
Nationwide Fund 27.17 2(a)
Mid Cap Growth 30.03 2
US Quality Equity 100.00 4(a)
All Cap Growth 76.45 3(a)
Small Company Growth 83.37 2(a)
Focused Small Cap 36.50 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Large Cap Concentrated $ 32
Nationwide Fund 7,043
Mid Cap Growth 16,703
All Cap Growth 4,513
Small Company Growth 12,882
Focused Small Cap 36,550
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 153
Merger
At close of business on December 13, 2019, Nationwide
Mellon Dynamic U.S. Core Fund (“Acquiring Fund”) acquired
all of the net assets of BNY Mellon Growth and Income Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on August 2, 2019. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 80,558,425 shares
of the Acquiring Fund, valued at $832,762,528, for the assets of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $728,753,730 and identified cost of
$599,165,423 at December 13, 2019, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $283,320,975.
The net assets of the Acquiring Fund immediately following
the acquisition were $1,116,083,501. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of the Target Fund received a number of shares proportional to their ownership
of Eagle Class shares of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2020 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $12,910,931;
Net gains (losses) on investments $146,727,850;
Net change in unrealized appreciation/depreciation $(45,380,081); and
Net increase (decrease) in net assets resulting from operations $114,258,701.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 13, 2019.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
BNY Mellon Growth and Income Fund, Inc. $ 129,588,307
Total Fund
47,435,883 $ 832,762,526 $ 17.56
Acquiring Fund
Nationwide Mellon Dynamic U.S. Core Fund $ 33,468,784
Class A
4,837,212 $ 45,576,212 $ 9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
550 5,684 10.34
Institutional Service Class
3,706,092 38,276,855 10.33
After Reorganization
Nationwide Mellon Dynamic U.S. Core Fund $ 163,057,091
Class A
4,837,212 $ 45,576,212 $ 9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
80,558,975 832,768,211 10.34
Institutional Service Class
3,706,092 38,276,855 10.33

154 - Notes to Financial Statements - October 31, 2021 - Equity Funds
Reorganization
Effective December 14, 2019, shareholders of the Predecessor
Fund received Class K shares of the Fund with an aggregate
share net asset value equal to the aggregate share net
asset value, $560,844,248 of their shares 16,934,955 in the
Predecessor Fund immediately prior to the reorganization. The
Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflects the historical basis of the assets of the Predecessor Fund as of the date of the reorganization.
For financial reporting purposes, the Predecessor Fund’s
operating history prior to the reorganization is reflected in the
Fund’s financial statements and financial highlights.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 1,185,330 $ – $ 1,185,330 $ – $ 1,185,330
Cognitive Value 758,694 – 758,694 – 758,694
Technology & Science 2,158,244 17,684,185 19,842,429 – 19,842,429
Disciplined Value 6,511,020 18,657,480 25,168,500 – 25,168,500
U.S. Core 19,539,150 11,012,039 30,551,189 – 30,551,189
Large Cap Concentrated 141,164 – 141,164 – 141,164
Nationwide Fund 11,467,499 23,174,341 34,641,840 – 34,641,840
Mid Cap Growth – 28,538,680 28,538,680 – 28,538,680
US Quality Equity 158,863 – 158,863 – 158,863
All Cap Growth 1,272,382 8,638,777 9,911,159 – 9,911,159
Small Company Growth – 33,351,825 33,351,825 – 33,351,825
Focused Small Cap – – – – –
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 1,046,964 $ 5,954,582 $ 7,001,546 $ – $ 7,001,546
Cognitive Value 524,602 – 524,602 – 524,602
Technology & Science 114,387 9,838,016 9,952,403 – 9,952,403
Disciplined Value 9,423,420 44,250,473 53,673,893 – 53,673,893
U.S. Core 16,337,136 11,251,249 27,588,385 – 27,588,385
Large Cap Concentrated 169,373 – 169,373 – 169,373
Nationwide Fund 8,627,141 21,851,405 30,478,546 – 30,478,546
Mid Cap Growth 580,896 91,057,661 91,638,557 – 91,638,557
US Quality Equity – – – – –
All Cap Growth 1,123,323 3,954,609 5,077,932 – 5,077,932
Small Company Growth – 28,143,747 28,143,747 – 28,143,747
Focused Small Cap – 2,930,900 2,930,900 – 2,930,900
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Equity Funds - October 31, 2021 - Notes to Financial Statements - 155
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2021 through October 31,
2021, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2021, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Income $ 7,271,069 $ – $ 7,271,069 $ – $ – $ 20,724,627 $ 27,995,696
Cognitive Value 1,917,711 2,823,452 4,741,163 – – 32,122,334 36,863,497
Technology & Science – 29,864,809 29,864,809 – (196,170) 136,567,796 166,236,435
Disciplined Value 39,498,489 72,064,910 111,563,399 – – 142,570,616 254,134,015
U.S. Core 33,169,688 69,253,611 102,423,299 – – 550,427,152 652,850,451
Large Cap Concentrated 428,187 1,810,467 2,238,654 – – 7,046,034 9,284,688
Nationwide Fund 61,560,871 104,765,375 166,326,246 – – 477,360,335 643,686,581
Mid Cap Growth 2,839,069 114,283,366 117,122,435 – – 297,177,934 414,300,369
US Quality Equity 273,708 – 273,708 – – 14,313,662 14,587,370
All Cap Growth 2,384,299 32,942,392 35,326,691 – – 178,144,274 213,470,965
Small Company Growth – 29,343,558 29,343,558 – (2,815,111) 132,475,358 159,003,805
Focused Small Cap 4,625,431 – 4,625,431 – – 35,582,832 40,208,263
Amounts designated as "—" are zero or have been rounded to zero.
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Income $ 108,484,910 $ 22,474,300 $ (1,750,059) $ 20,724,241
Cognitive Value 78,181,571 32,862,303 (739,969) 32,122,334
Technology & Science 66,246,147 137,485,898 (918,102) 136,567,796
Disciplined Value 450,282,311 147,487,450 (4,916,835) 142,570,615
U.S. Core 837,158,629 566,631,010 (16,203,858) 550,427,152
Large Cap Concentrated 19,447,396 7,512,395 (466,361) 7,046,034
Nationwide Fund 865,858,907 487,262,989 (9,902,655) 477,360,334
Mid Cap Growth 174,955,271 297,586,339 (408,405) 297,177,934
US Quality Equity 61,754,073 14,596,023 (282,361) 14,313,662
All Cap Growth 215,397,249 181,913,808 (3,769,534) 178,144,274
Small Company Growth 127,592,205 135,651,395 (3,176,037) 132,475,358
Focused Small Cap 160,351,684 43,001,262 (7,418,430) 35,582,832
Fund Utilized
Small Cap Income $12,475,842
Cognitive Value 9,696,838
Large Cap Concentrated 274,674
Focused Small Cap 6,758,516
Fund Amount
Technology & Science $196,170
Small Company Growth 2,815,111

156 - Notes to Financial Statements - October 31, 2021 - Equity Funds
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Equity Funds - October 31, 2021 - Report of Independent Registered Public Accounting Firm - 157
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide American Century Small Cap
Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide
BNY Mellon Disciplined Value Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide Diamond Hill Large
Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide GQG US Quality
Equity Fund, Nationwide Loomis All Cap Growth Fund, Nationwide Small Company Growth Fund and Nationwide WCM
Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds indicated in the table below (twelve of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2021, the related statements of operations, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Nationwide BNY Mellon Disciplined Value Fund, as of and for the year ended October 31, 2020 and the financial highlights for each of the periods ended on or prior to October 31, 2020 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 17,
2020 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
Nationwide American Century Small Cap Income Fund (1) Nationwide Fund (1)
Nationwide Bailard Cognitive Value Fund (1) Nationwide Geneva Mid Cap Growth Fund (1)
Nationwide Bailard Technology & Science Fund (1) Nationwide GQG US Quality Equity Fund (2)
Nationwide BNY Mellon Disciplined Value Fund (1) Nationwide Loomis All Cap Growth Fund (1)
Nationwide BNY Mellon Dynamic U.S. Core Fund (1) Nationwide Small Company Growth Fund (1)
Nationwide Diamond Hill Large Cap Concentrated Fund (1) Nationwide WCM Focused Small Cap Fund (1)
(1) Statement of operations for the year ended October 31, 2021 and statement of changes in net assets for the years ended
October 31, 2021 and 2020.
(2) Statements of operations and changes in net assets for the period January 26, 2021 (commencement of operations)
through October 31, 2021.

158 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - Equity Funds
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Equity Funds - October 31, 2021 (Unaudited) - Supplemental Information - 159
Nationwide BNY Mellon Dynamic U.S. Core Fund
(formerly known as the Nationwide Mellon Dynamic U.S.
Core Fund)
Nationwide BNY Mellon Disciplined Value Fund
(formerly known as the Nationwide Mellon Disciplined
Value Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the June 14-16, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, considered
and unanimously approved, on behalf of Nationwide BNY
Mellon Dynamic U.S. Core Fund (formerly known as the
Nationwide Mellon Dynamic U.S. Core Fund) and Nationwide
BNY Mellon Disciplined Value Fund (formerly known as the
Nationwide Mellon Disciplined Value Fund) (each, a “Fund”
and collectively, the “Funds”), the appointment of Newton
Investment Management North America, LLC (“Newton”) as
sub-adviser to the Funds pursuant to a sub-advisory agreement between Nationwide Fund Advisors, the Funds’ investment
adviser (“NFA”), and Newton (the “Sub-advisory Agreement”).
Newton is expected to replace its affiliate Mellon Investments
Corporation (“Mellon”) as sub-adviser to the Funds on or about
August 31, 2021.
BNY Mellon Investment Management (“BNY Mellon”), the
parent organization of both Newton and Mellon, is engaged in a realignment of several of the investment firms under its control
(the “Realignment”). As part of the Realignment, BNY Mellon
proposed the substitution of Newton for Mellon. BNY Mellon
informed the Board that each Fund’s portfolio managers who
are responsible for the day-to-day management of the Fund’s
investments, and the chief investment officers responsible
for oversight of those portfolio managers, would become
employees of Newton and would continue to manage the
Fund’s investments, and that there would be no change in the investment objectives, strategies, or policies of the Funds, or the services provided to the Funds.
The Board was provided with detailed materials relating to
the Realignment and Newton in advance of the meeting. The
Independent Trustees met in executive session with their
independent legal counsel prior to the meeting to discuss
information relating to the Sub-advisory Agreement. In making its determinations, the Board took into account the information provided to it by NFA and BNY Mellon, and the recommendation by NFA to approve the new Sub-advisory Agreement.
The Trustees considered that fees would be payable under the
Sub-advisory Agreement at the same rates as paid to Mellon
under the existing sub-advisory agreement, and that the
change in sub-advisers was not expected to have any effect on the expenses of the Funds. The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are
the same as in the existing sub-advisory agreement.
No information was presented to the Board regarding Newton’s expected profitability as a result of the Sub-advisory Agreement.
On the basis of these considerations, and other information
provided at the meeting, the Board, including all of the
Independent Trustees voting separately, unanimously approved the New Sub-advisory Agreement.
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Small Cap Income 39.71%
Cognitive Value 62.20
Technology & Science 45.99
Disciplined Value 37.34
U.S. Core 56.59
Large Cap Concentrated 78.25
Nationwide Fund 53.72
Mid Cap Growth –
US Quality Equity 100.00
All Cap Growth 100.00
Small Company Growth –
Focused Small Cap –
Amounts designated as "−" are zero or have been rounded to zero.

160 - Supplemental Information - October 31, 2021 (Unaudited) - Equity Funds
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Income $ –
Cognitive Value –
Technology & Science 17,684,185
Disciplined Value 18,657,480
U.S. Core 11,012,039
Large Cap Concentrated –
Nationwide Fund 23,174,341
Mid Cap Growth 35,598,844
US Quality Equity –
All Cap Growth 13,678,363
Small Company Growth 35,279,687
Focused Small Cap –
Amounts designated as "−" are zero or have been rounded to zero.

Equity Funds - October 31, 2021 - Management Information - 161
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

162 - Management Information - October 31, 2021 - Equity Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds - October 31, 2021 - Management Information - 163
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

164 - Market Index Definitions - October 31, 2021 - Equity Funds
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

Equity Funds - October 31, 2021 - Market Index Definitions - 165
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

166 - Market Index Definitions - October 31, 2021 - Equity Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Equity Funds - October 31, 2021 - Market Index Definitions - 167
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

168 - Market Index Definitions - October 31, 2021 - Equity Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Equity Funds - October 31, 2021 - Glossary - 169
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

170 - Glossary - October 31, 2021 - Equity Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Equity Funds - October 31, 2021 - Glossary - 171
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CEQ (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-
848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 3
Shareholder Expense Example 7
Statement of Investments 8
Statement of Assets And Liabilities 10
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 26
Supplemental Information 27
Management Information 29
Market Index Definitions 32
Glossary 37

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
Geneva Small Cap Growth Class A Fund returned 35.34%*
versus 38.45% for its benchmark, the Russell 2000 Growth -
Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category, Small Growth (consisting of
616 investments as of October 31, 2021), was 41.90% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The quality environment during the period was mixed, and some industries saw strong outperformance of highly cyclical names and COVID recovery plays. More recently, markets have begun
to reward companies with strong fundamentals. During the
last couple months of 2020, markets experienced strong low
quality headwinds with non-earning companies meaningfully
outperforming markets in November and December, as well as
strong relative performance from high beta and lower Return
on Equity (“ROE”) companies; all of which indicates a very low quality market. Since then, markets have normalized, and we
are starting to see fundamentals drive share prices.
From a sector perspective the top three relative contributors were the Health Care, Technology and Basic Materials sectors.
These industries contributed 3.25%, 2.27% and 1.61%
respectively to relative performance. At the stock level, the three greatest contributors were BIO-TECHNE Corp. (NASDAQ:
TECH), Fox Factory Holding Corp. (NASDAQ: FOXF) and
Omnicell, Inc. (NASDAQ: OMCL), contributing 2.63%, 2.27%
and 2.14% respectively to performance. All three of these
stocks were still held in the Fund as of October 31, 2021.
The three largest sectors that detracted from Fund performance were the Consumer Discretionary, Industrials and Real Estate sectors. These industries detracted 2.28%, 1.50% and 1.39%
respectively from relative performance. The weakness of these sectors was the result of what the Fund did not hold rather than what it did; in the Consumer Discretionary sector companies
such as Caesars Entertainment Inc. (NASDAQ: CZR), which
ended up 122%, and Hilton Grand Vacations Inc. (NYSE:
HGV), which was up 140%, drove performance, and none of
these were held in the Fund. All of these companies are what we could classify as lower quality given the high leverage
and/or cyclical nature of these companies. The three greatest detractors from performance were LHC Group, Inc. (NASDAQ:
LHCG), Ollie's Bargain Outlet Holdings Inc. (NASDAQ: OLLI)
and Tabula Rasa HealthCare Inc. (NASDAQ: TRHC). These
stocks detracted 1.10%, 0.55% and 0.34%, respectively. All
three of these stocks were held in the Fund as of October 31,
2021. The fundamentals of Tabula Rasa and LHC Group are
being directly impacted by Covid, and these issues should prove to be transitory. Ollie’s Bargain Outlet has suffered from short-
term headwinds such as difficult year-over-year comparisons
and the end of pandemic stimulus payments to customers. The
long-term thesis for the company remains intact.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund
performance.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
José Muñoz, CFA; William A. Priebe, CFA; and William S.
Priebe
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more-limited resources.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. Russell
Investment Group is the source and owner of the trademarks,
service marks and copy rights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Asset Allocation
1
Common Stocks 95.7%
Short-Term Investment 0.4%
Other assets in excess of liabilities 3.9%
100.0%
Top Industries
2
Software 17.3%
Health Care Equipment & Supplies 11.6%
Machinery 6.8%
Health Care Technology 6.6%
IT Services 5.6%
Auto Components 5.3%
Semiconductors & Semiconductor Equipment 5.2%
Electronic Equipment, Instruments & Components 4.9%
Building Products 4.3%
Health Care Providers & Services 3.8%
Other Industries 28.6%
100.0%
Top Holdings
2
Fox Factory Holding Corp. 4.1%
Omnicell , Inc. 3.5%
Exponent, Inc. 3.3%
Bio- Techne Corp. 3.0%
Kinsale Capital Group, Inc. 2.8%
Trex Co., Inc. 2.8%
SiteOne Landscape Supply, Inc. 2.7%
RBC Bearings, Inc. 2.6%
Vocera Communications, Inc. 2.5%
Descartes Systems Group, Inc. (The) 2.4%
Other Holdings 70.3%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
35.34% 19.91% 15.95% 6/12/2009
w/SC
3
27.55% 18.50% 15.30%
Class C
1
w/o SC
2
34.46% 19.08% 15.17% 6/12/2009
w/SC
4
33.46% N/A N/A
Class R6
5,6
35.84% 20.36% 14.35% 9/18/2013
Institutional Service
Class
1,5,7
35.69% 20.23% 16.26% 6/12/2009
Russell 2000® Growth
Index 38.45% 17.90% 14.57%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.20%
Class C 1.92%
Class R6 0.84%
Institutional Service Class 0.96%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

6 - Fund Commentary - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Small Cap Growth Fund versus the
Russell 2000
®
Growth Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Small Cap Growth Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,031.00 6.25 1.22
Hypothetical
(a)(b)
1,000.00 1,019.06 6.21 1.22
Class C Shares
Actual
(a)
1,000.00 1,027.80 9.40 1.84
Hypothetical
(a)(b)
1,000.00 1,015.93 9.35 1.84
Class R6 Shares
Actual
(a)
1,000.00 1,033.10 4.25 0.83
Hypothetical
(a)(b)
1,000.00 1,021.02 4.23 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,032.50 4.87 0.95
Hypothetical
(a)(b)
1,000.00 1,020.42 4.84 0.95
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

8 - Statement of Investments - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Common Stocks 95.7%
Shares Value ($)
Airlines 1.4%
Allegiant Travel Co.* 134,536 23,580,125
Auto Components 5.1%
Dorman Products, Inc.* 189,441 19,773,852
Fox Factory Holding Corp.* 413,389 66,534,959
86,308,811
Banks 1.1%
Pacific Premier Bancorp, Inc. 427,359 17,944,804
Building Products 4.2%
AAON, Inc. 359,210 25,737,397
Trex Co., Inc.* 425,403 45,262,879
71,000,276
Chemicals 2.2%
Balchem Corp. 243,616 37,295,173
Construction & Engineering 0.9%
Construction Partners, Inc.,
Class A* 453,425 16,146,464
Diversified Consumer Services 2.1%
Bright Horizons Family
Solutions, Inc.* 215,566 35,783,956
Electronic Equipment, Instruments & Components 4.7%
ePlus , Inc.* 221,605 24,502,865
Novanta , Inc.* 200,897 34,666,786
Rogers Corp.* 106,595 21,438,387
80,608,038
Food Products 1.4%
J & J Snack Foods Corp. 157,029 23,169,629
Health Care Equipment & Supplies 11.2%
BioLife Solutions, Inc.* 486,874 25,877,353
Globus Medical, Inc., Class A* 462,845 35,717,749
LeMaitre Vascular, Inc. 330,110 17,169,021
Masimo Corp.* 131,603 37,314,714
Neogen Corp.* 599,057 25,346,102
STAAR Surgical Co.* 256,256 30,356,086
Tactile Systems Technology,
Inc.* 528,786 18,237,829
190,018,854
Health Care Providers & Services 3.6%
HealthEquity , Inc.* 297,713 19,702,646
LHC Group, Inc.* 220,096 29,622,721
PetIQ , Inc.*(a) 479,050 12,000,203
61,325,570
Health Care Technology 6.3%
Omnicell , Inc.* 318,808 56,795,645
Tabula Rasa HealthCare, Inc.* 394,808 10,719,037
Vocera Communications, Inc.* 709,193 40,126,140
107,640,822
Hotels, Restaurants & Leisure 1.5%
Texas Roadhouse, Inc. 297,014 26,377,813
Household Products 0.9%
WD-40 Co. 65,941 14,968,607
Insurance 3.4%
Kinsale Capital Group, Inc. 247,977 46,408,896
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 127,476 11,657,680
58,066,576
IT Services 5.4%
Evo Payments, Inc., Class A* 716,259 15,528,495
ExlService Holdings, Inc.* 282,624 34,658,181
I3 Verticals, Inc., Class A* 679,647 15,217,297
Perficient , Inc.* 207,602 25,659,607
91,063,580
Life Sciences Tools & Services 2.9%
Bio- Techne Corp. 92,863 48,627,710
Machinery 6.5%
Barnes Group, Inc. 241,411 10,124,777
Donaldson Co., Inc. 264,463 15,870,425
ESCO Technologies, Inc. 318,529 26,934,812
Evoqua Water Technologies
Corp.* 338,786 14,171,418
RBC Bearings, Inc.* 184,691 43,204,766
110,306,198
Multiline Retail 1.3%
Ollie's Bargain Outlet
Holdings, Inc.* 339,485 22,969,555
Professional Services 3.1%
Exponent, Inc. 463,257 53,181,904
Road & Rail 1.2%
Marten Transport Ltd. 1,212,784 20,168,598
Semiconductors & Semiconductor Equipment 5.0%
Brooks Automation, Inc. 277,176 32,277,145
Onto Innovation, Inc.* 453,333 35,908,507
Semtech Corp.* 191,997 16,325,505
84,511,157
Software 16.6%
Alarm.com Holdings, Inc.* 431,431 36,352,376
Blackbaud , Inc.* 201,316 14,295,449
Blackline, Inc.* 310,845 39,436,905
Bottomline Technologies DE,
Inc.* 377,076 17,458,619
Cerence , Inc.* 213,727 22,469,119
Descartes Systems Group,
Inc. (The)* 484,414 39,610,533
Envestnet , Inc.* 395,646 33,036,441
Fair Isaac Corp.* 96,397 38,385,285
Q2 Holdings, Inc.* 284,573 22,327,598
Tyler Technologies, Inc.* 35,307 19,179,469
282,551,794
Thrifts & Mortgage Finance 1.1%
Axos Financial, Inc.* 351,359 18,622,027
Trading Companies & Distributors 2.6%
SiteOne Landscape Supply,
Inc.* 186,228 43,756,131
Total Common Stocks
(cost $867,645,632) 1,625,994,172

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Statement of Investments - 9
Short-Term Investment 0.4%
Shares Value ($)
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 7,293,880 7,293,880
Total Short-Term Investment
(cost $7,293,880) 7,293,880
Total Investments
(cost $874,939,512) — 96.1% 1,633,288,052
Other assets in excess of liabilities — 3.9% 65,763,861
NET ASSETS — 100.0%
$ 1,699,051,913
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan
as of October 31, 2021 was $7,550,070, which was
collateralized by cash used to purchase a money market
fund with a value of $7,293,880.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2021 was
$7,293,880.
The accompanying notes are an integral part of these financial statements.

10 - Statement of Assets and Liabilities - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,633,288,052
Cash 73,842,203
Interest and dividends receivable 146,772
Security lending income receivable 1,187
Receivable for capital shares issued 1,888,898
Prepaid expenses 50,301
Total Assets 1,709,217,413
Liabilities:
Payable for capital shares redeemed 1,333,207
Payable upon return of securities loaned (Note 2) 7,293,880
Accrued expenses and other payables:
Investment advisory fees 1,063,929
Fund administration fees 45,294
Distribution fees 52,795
Administrative servicing fees 289,184
Accounting and transfer agent fees 9,560
Trustee fees 5,335
Custodian fees 141
Compliance program costs (Note 3) 391
Professional fees 32,328
Printing fees 26,594
Other 12,862
Total Liabilities 10,165,500
Net Assets $ 1,699,051,913
* Includes value of securities on loan (Note 2) 7,550,070
Cost of investment securities 874,939,512
Represented by:
Capital $ 816,937,409
Total distributable earnings (loss) 882,114,504
Net Assets $ 1,699,051,913

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Statement of Assets and Liabilities - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 120,409,169
Class C Shares 33,516,055
Class R6 Shares 397,362,890
Institutional Service Class Shares 1,147,763,799
Total $ 1,699,051,913
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,301,690
Class C Shares 400,045
Class R6 Shares 4,087,218
Institutional Service Class Shares 11,923,922
Total 17,712,875
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 92.50(a)
Class C Shares $ 83.78(b)
Class R6 Shares $ 97.22
Institutional Service Class Shares $ 96.26
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 98.14
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

12 - Statement of Operations - For the Year Ended October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Geneva Small
Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 4,942,026
Interest income 41,330
Income from securities lending (Note 2) 32,354
Total Income 5,015,710
EXPENSES:
Investment advisory fees 12,755,203
Fund administration fees 512,035
Distribution fees Class A 282,809
Distribution fees Class C 375,883
Administrative servicing fees Class A 144,365
Administrative servicing fees Class C 8,744
Administrative servicing fees Institutional Service Class 1,287,314
Registration and filing fees 107,209
Professional fees 85,219
Printing fees 200,913
Trustee fees 49,624
Custodian fees 55,511
Accounting and transfer agent fees 48,996
Compliance program costs (Note 3) 6,149
Other 39,615
Total Expenses 15,959,589
NET INVESTMENT LOSS (10,943,879)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 161,661,850
Net realized gains (losses) 161,661,850
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 331,404,312
Net change in unrealized appreciation/depreciation 331,404,312
Net realized/unrealized gains (losses) 493,066,162
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 482,122,283

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Statements of Changes in Net Assets - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment loss $ (10,943,879) $ (7,702,260)
Net realized gains (losses) 161,661,850 (816,930)
Net change in unrealized appreciation/depreciation 331,404,312 178,658,898
Change in net assets resulting from operations 482,122,283 170,139,708
Distributions to Shareholders From:
Distributable earnings:
Class A (524,395) (1,966,622)
Class C (207,279) (898,907)
Class R6 (1,842,082) (4,251,078)
Institutional Service Class (4,982,487) (16,371,236)
Change in net assets from shareholder distributions (7,556,243) (23,487,843)
Change in net assets from capital transactions (137,384,893) 148,928,627
Change in net assets 337,181,147 295,580,492
Net Assets:
Beginning of year 1,361,870,766 1,066,290,274
End of year $ 1,699,051,913 $ 1,361,870,766
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 24,008,818 $ 25,847,401
Proceeds from shares issued from class conversion (Note 1) 221,202 —
Dividends reinvested 505,356 1,877,517
Cost of shares redeemed (29,895,727) (29,494,842)
Total Class A Shares (5,160,351) (1,769,924)
Class C Shares
Proceeds from shares issued 1,775,965 1,827,382
Dividends reinvested 197,323 834,274
Cost of shares redeemed in class conversion (Note 1) (221,202) —
Cost of shares redeemed (13,004,618) (9,831,124)
Total Class C Shares (11,252,532) (7,169,468)
Class R6 Shares
Proceeds from shares issued 90,902,036 175,882,440
Dividends reinvested 1,819,513 4,173,012
Cost of shares redeemed (141,122,349) (83,554,057)
Total Class R6 Shares (48,400,800) 96,501,395
Institutional Service Class Shares
Proceeds from shares issued 235,022,194 305,763,626
Dividends reinvested 4,560,178 15,132,254
Cost of shares redeemed (312,153,582) (259,529,256)
Total Institutional Service Class Shares (72,571,210) 61,366,624
Change in net assets from capital transactions $ (137,384,893) $ 148,928,627

14 - Statements of Changes in Net Assets - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
s
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 278,104 415,629
Issued in class conversion (Note 1) 2,516 —
Reinvested 6,132 29,802
Redeemed (347,253) (484,944)
Total Class A Shares (60,501) (39,513)
Class C Shares
Issued 22,710 31,412
Reinvested 2,629 14,431
Redeemed in class conversion (Note 1) (2,776) —
Redeemed (165,100) (173,347)
Total Class C Shares (142,537) (127,504)
Class R6 Shares
Issued 1,025,072 2,742,937
Reinvested 21,076 63,478
Redeemed (1,563,034) (1,291,170)
Total Class R6 Shares (516,886) 1,515,245
Institutional Service Class Shares
Issued 2,645,171 4,635,322
Reinvested 53,298 231,983
Redeemed (3,451,489) (4,108,449)
Total Institutional Service Class Shares (753,020) 758,856
Total change in shares (1,472,944) 2,107,084
Amounts designated as "—" are zero or have been rounded to zero.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Financial Highlights - 15
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Geneva Small
Cap Growth Fund
Class A Shares
Year Ended October 31, 2021 $ 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) $ 92.50 35.34% $ 120,409,169 1.20% (0.90)% 1.20% 13.13%
Year Ended October 31, 2020 $ 60.71 (0.56) 9.90 9.34 — (1.38) (1.38) $ 68.67 15.60% $ 93,544,289 1.21% (0.89)% 1.21% 17.45%
Year Ended October 31, 2019 $ 59.11 (0.43) 5.21 4.78 — (3.18) (3.18) $ 60.71 9.13% $ 85,091,825 1.23% (0.74)% 1.23% 17.37%
Year Ended October 31, 2018 $ 56.05 (0.47) 6.12 5.65 — (2.59) (2.59) $ 59.11 10.45% $ 81,648,828 1.24% (0.79)% 1.24% 19.60%
Year Ended October 31, 2017 $ 42.70 (0.41) 13.84 13.43 — (0.08) (0.08) $ 56.05 31.48% $ 108,399,265 1.27% (0.82)% 1.27% 22.48%
Class C Shares
Year Ended October 31, 2021 $ 62.63 (1.22) 22.76 21.54 — (0.39) (0.39) $ 83.78 34.46% $ 33,516,055 1.85% (1.55)% 1.85% 13.13%
Year Ended October 31, 2020 $ 55.87 (0.92) 9.06 8.14 — (1.38) (1.38) $ 62.63 14.78% $ 33,981,050 1.93% (1.60)% 1.93% 17.45%
Year Ended October 31, 2019 $ 55.05 (0.79) 4.79 4.00 — (3.18) (3.18) $ 55.87 8.34% $ 37,438,329 1.95% (1.46)% 1.95% 17.37%
Year Ended October 31, 2018 $ 52.73 (0.84) 5.75 4.91 — (2.59) (2.59) $ 55.05 9.67% $ 43,731,100 1.95% (1.50)% 1.95% 19.60%
Year Ended October 31, 2017 $ 40.46 (0.73) 13.08 12.35 — (0.08) (0.08) $ 52.73 30.55% $ 43,511,654 1.98% (1.54)% 1.98% 22.48%
Class R6 Shares(f)
Year Ended October 31, 2021 $ 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) $ 97.22 35.84% $ 397,362,890 0.83% (0.53)% 0.83% 13.13%
Year Ended October 31, 2020 $ 63.26 (0.36) 10.37 10.01 — (1.38) (1.38) $ 71.89 16.03% $ 330,981,868 0.84% (0.54)% 0.84% 17.45%
Year Ended October 31, 2019 $ 61.23 (0.23) 5.44 5.21 — (3.18) (3.18) $ 63.26 9.54% $ 195,408,988 0.85% (0.37)% 0.85% 17.37%
Year Ended October 31, 2018 $ 57.76 (0.26) 6.32 6.06 — (2.59) (2.59) $ 61.23 10.86% $ 144,598,599 0.86% (0.42)% 0.86% 19.60%
Year Ended October 31, 2017 $ 43.83 (0.23) 14.24 14.01 — (0.08) (0.08) $ 57.76 31.99% $ 64,816,478 0.90% (0.45)% 0.90% 22.48%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) $ 96.26 35.69% $ 1,147,763,799 0.94% (0.64)% 0.94% 13.13%
Year Ended October 31, 2020 $ 62.79 (0.42) 10.27 9.85 — (1.38) (1.38) $ 71.26 15.90% $ 903,363,559 0.96% (0.64)% 0.96% 17.45%
Year Ended October 31, 2019 $ 60.87 (0.30) 5.40 5.10 — (3.18) (3.18) $ 62.79 9.41% $ 748,351,132 0.98% (0.49)% 0.98% 17.37%
Year Ended October 31, 2018 $ 57.50 (0.32) 6.28 5.96 — (2.59) (2.59) $ 60.87 10.74% $ 706,943,594 0.96% (0.52)% 0.96% 19.60%
Year Ended October 31, 2017 $ 43.68 (0.29) 14.19 13.90 — (0.08) (0.08) $ 57.50 31.85% $ 507,165,037 1.00% (0.56)% 1.00% 22.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

16 - Notes to Financial Statements - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap
Growth Fund ("Small Cap Growth" or the “Fund”), a series of
the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class C, Class R6 and
Institutional Service Class shares. Effective October 5, 2021,
Class C shares convert to Class A shares eight years after
their purchase as described in the Fund’s prospectus. Prior to
October 5, 2021, Class C shares converted to Class A shares
ten years after their purchase. Each share class of a Fund
represents interests in the same portfolio of investments of that
Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end Underlying
Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds ("ETFs") are generally
valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Notes to Financial Statements - 17
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2021. Please refer to the Statement of Investments for additional information on portfolio holdings.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, the Fund did not have overdrawn
balances.
Securities Lending
During the year ended October 31, 2021, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,625,994,172 $ – $ – $ 1,625,994,172
Short-Term Investment 7,293,880 – – 7,293,880
Total $ 1,633,288,052 $ – $ – $ 1,633,288,052
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

18 - Notes to Financial Statements - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. (“BBH”) serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”,
as applicable, on the Statement of Operations. The Fund
also receives interest that would have been earned on the
securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in
the Statement of Operations under “Income from securities
lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and
creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived
from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on the Fund's Statement of Investments, was as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Fund to enforce a netting
arrangement.
Joint Repurchase Agreements
During the year ended October 31, 2021, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC,
transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Growth $ 7,293,880

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Notes to Financial Statements - 19
in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of October 31, 2021, the Fund did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to tax equalization and net operating loss netting to short
term gains. Temporary differences arise when certain items
of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2021 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ 8,952,053 $ (8,952,053)

20 - Notes to Financial Statements - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the
daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”)
as subadviser for the Fund, and provides investment
management evaluation services in monitoring, on an ongoing
basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2021, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2021, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2022.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.76%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Notes to Financial Statements - 21
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2021, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned $512,035 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Fund’s portion of such
costs amounted to $6,149.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Fund at an annual rate of 0.25% for
Class A shares and 1.00% for Class C shares of the Fund. For
Class C Shares, 0.25% of the rate may be a service fee and
0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2021, the Fund
imposed front-end sales charges of $28,266. From these fees,
NFD retained a portion amounting to $3,881.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Class A
and Class C CDSCs are 1.00%. During the year ended October
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

22 - Notes to Financial Statements - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
31, 2021, the Fund imposed CDSCs of $1,715. NFD retained
all of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Fund; and (vi)
other such services. These fees are calculated at an annual
rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of the Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2021, the Fund’s total administrative services fees were as follows:
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Fund had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on
one business day's notice. During the year ended October 31,
2021, the Fund did not engage in interfund lending.
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.13% 0.02% 0.12%
Fund Amount
Small Cap Growth $ 1,440,423
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.20%

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Notes to Financial Statements - 23
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Fund Purchases* Sales*
Small Cap Growth $ 211,778,670 $ 415,556,733
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund % of Shares
Number of
Accounts
Small Cap Growth 34.22% 2

24 - Notes to Financial Statements - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations. During the year ended October 31, 2021, the Fund recaptured the following amount of brokerage commissions:
5
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Fund Amount
Small Cap Growth $ 33,196
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 7,556,243 $ 7,556,243 $ – $ 7,556,243
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 23,487,843 $ 23,487,843 $ – $ 23,487,843
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Growth $ 9,386,402 $ 123,235,651 $ 132,622,053 $ – $ – $ 749,492,451 $ 882,114,504
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis un realized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Nationwide Geneva Small Cap Growth Fund $ 883,795,601 $ 776,505,018 $ (27,012,567) $ 749,492,451

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Notes to Financial Statements - 25
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.

26 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 (Unaudited) - Supplemental Information - 27
Other Federal Tax Information
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Growth $ 16,503,397

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

30 - Management Information - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Management Information - 31
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

32 - Market Index Definitions - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Market Index Definitions - 33
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

34 - Market Index Definitions - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Market Index Definitions - 35
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

36 - Market Index Definitions - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Glossary - 37
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

38 - Glossary - October 31, 2021 - Nationwide Geneva Small Cap Growth Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Nationwide Geneva Small Cap Growth Fund - October 31, 2021 - Glossary - 39
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Multi-Cap Portfolio
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 13
Statements of Investments 14
Statements of Assets and Liabilities 94
Statements of Operations 96
Statements of Changes in Net Assets 98
Financial Highlights 100
Notes to Financial Statements 102
Report of Independent Registered Public Accounting Firm 126
Supplemental Information 127
Management Information 129
Market Index Definitions 132
Glossary 138

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Bond Portfolio - October 31, 2021 - Fund Commentary - 3
Since the Fund’s inception on March 12, 2021, through October
31, 2021, the Nationwide Bond Portfolio Fund Class R6
returned 1.00% versus 0.58% for its benchmark, the Bloomberg
US Aggregate Bond Index. For broader comparison, the return
for the Fund's closest Morningstar peer category, Intermediate
Core-Plus Bond (consisting of 613 investments as of October
31, 2021), was 1.25% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Bloomberg US Aggregate Bond Index posted a return
of 1.83% during the second quarter of 2021. Risk assets
performed well over the month of June as Covid-19 continued
to take a backseat as vaccination rates progress and
reopening continued across much of the developed world.
Inflation continued to pickup with the Consumer Pricing Index
(“CPI”) reaching 5% in the May report and Core CPI reaching
3.80% on a year over year basis. This record setting inflation continued to fuel market debate as to whether the uptick in
inflation is transitory as much of the increase can be attributed to supply constraints and reopening sensitive components of
CPI. The US 10-year Treasury opened June at 1.61% and
slightly decreased throughout the month, closing 12 basis
points* lower in yield at 1.49%. In the Federal Open Market
Committee (“FOMC”) meeting this month, there were no
changes to the Federal Funds rate or asset purchase guidance.
The Federal Reserve (“Fed”) signalled that the committee
median expects two interest-rate increases in 2023, a shift
compared to expectations of zero rate hikes the last time the
Fed released the dot plot. The announcement precipitated a
strong hawkish reaction from investors, evidenced by the sharp rally in Treasury rates and rise in the U.S. dollar. Chair Powell said that substantial further progress in unemployment reports and inflation readings remain the threshold for tapering asset purchases, which is “still a way off”, but he noted that it would be “some time” before that was achieved. A handful of FOMC
participants have also advocated for starting the process with
Mortgage-Backed Securities (“MBS”) purchases so as not to
exacerbate the hot housing market, while others prefer the
simplicity of tapering both MBS and Treasuries simultaneously.
U.S. bonds, as represented by the Bloomberg US Aggregate
Bond Index, increased approximately 1.06% for the annual
reporting period ending October 31, 2021. From a sector
perspective, Treasuries were very additive to performance over the period, as were Consumer Non-Cyclicals, Communications,
and Energy. Security sampling in the Technology, Consumer
Cyclical, and Mortgages sectors contributed positively, while sampling in the Treasuries, Consumer Non-Cyclical**, and
Municipal Securities sectors detracted. Mortgage securities
also detracted over the period. As of the period-end, the
Fund was overweight Technology, Consumer Cyclical, and
Finance securities and underweight Consumer Non-Cyclical,
Communications, and Municipal securities.
From a sub-sector perspective, the best-performing sectors
within the Bloomberg U.S. Credit Index were oil field services, refining, airlines, independent energy, and railroads. The worst-
performing were sovereigns, gaming, metals and mining,
transportation services and cable satellite issuers. Among
rating cohorts, AAA performed the best while BBB experienced the lowest excess returns.
Global bond futures and swaps were used to exploit mispricings.
U.S. Treasury futures were used as a risk management tool.
The use of derivatives in the Fund detracted from performance over the period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Scott Radell and Jasmita Mohan
*A basis point is equal to one hundredth of a percent or
equivalently one percent of one percent or one ten thousandth.
**Non-cyclical stocks, or defensive stocks, comprise businesses that operate in industries that do well regardless of what the overall economy is doing.
The Fund seeks to outperform the index with an emphasis
on consistency of excess returns while seeking to preserve
the index’s defensive profile relative to equities. The strategy will evolve with market volatility levels to ensure the strategy is staying within the target active risk profile, delivering outperformance consistently, and retaining the defensive
profile. Correlation between Fund performance and index
performance may be affected by Fund expenses, index
composition changes, and the timing of Fund share purchases
and redemptions. The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), including default risk and interest rate risk. Funds that invest in high-
yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more
sensitive to adverse economic and business conditions than
are higher-rated corporate bonds. Increased volatility may
reduce the market value of high-yield bonds. They also are
subject to the claims paying ability of the issuing company. The
Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S.
securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - October 31, 2021 - Nationwide Bond Portfolio
Asset Allocation
1
Corporate Bonds 44.5%
Mortgage-Backed Securities 27.4%
U.S. Treasury Obligations 27.1%
Commercial Mortgage-Backed Securities 2.4%
Supranational 1.0%
Foreign Government Securities 1.0%
Municipal Bonds 0.3%
Asset-Backed Securities 0.3%
Forward Currency Contracts
†
(0.0)%
Interest Rate Swaps
†
0.0%
Futures Contracts (0.2)%
Liabilities in excess of other assets (3.8)%
100.0%
Top Industries
2
Banks 5.8%
Capital Markets 4.4%
Oil, Gas & Consumable Fuels 3.4%
Equity Real Estate Investment Trusts (REITs) 2.3%
Technology Hardware, Storage & Peripherals 1.7%
Software 1.7%
Semiconductors & Semiconductor Equipment 1.6%
Media 1.2%
Diversified Telecommunication Services 1.1%
Metals & Mining 1.0%
Other Industries 75.8%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.25%, 8/15/2031 16.6%
U.S. Treasury Bonds, 1.88%, 2/15/2041 5.8%
FNMA UMBS, 2.00%, 8/1/2051 1.9%
U.S. Treasury Bonds, 2.75%, 11/15/2042 1.7%
FNMA UMBS, 4.00%, 10/1/2050 1.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 11/25/2051 1.6%
U.S. Treasury Bonds, 3.00%, 2/15/2047 1.6%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.00%, 11/25/2036 1.4%
FNMA UMBS, 3.00%, 8/1/2051 1.2%
FNMA UMBS, 3.50%, 7/1/2049 1.2%
Other Holdings 65.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Bond Portfolio - October 31, 2021 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2021)
10 yr. or
Inception
*
Date of
Inception
Class R6
1
1.00% 3/12/2021
Bloomberg U.S. Aggregate
Bond Index 0.58% 3/12/2021
*
Not annualized
1
Not subject to any SCs.

6 - Fund Commentary - October 31, 2021 - Nationwide Bond Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Bond Portfolio from inception through
10/31/21 versus the Bloomberg U.S. Aggregate Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Multi-Cap Portfolio - October 31, 2021 - Fund Commentary - 7
For the annual period ended October 31, 2021, the Nationwide
Multi-Cap Portfolio Fund Class R6 returned 44.99%* versus
43.9% for its benchmark, the Russell 3000® Total Return
Equity Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of
1387 investments as of October 31, 2021), was 42.16% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The following commentary is provided by BlackRock
Investment Management, LLC for the reporting period of
11/1/2020-10/31/2021:
Following the strong end to 2020, favorable conditions continued
with signs of a sooner than expected economic activity restart.
Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the
Senate and Congress passing a new $1.9 trillion stimulus
package, and the U.S. starting to lead in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported a positive return over the
first quarter.
U.S. markets reacted positively to the election results following a poor start to the quarter. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the U.S. was offset by positive vaccine news, and an announcement of a $900 billion stimulus in late December supported the market’s positive performance, ultimately supporting positive market performance. Sectors
that were severely impacted by the pandemic, such as Energy
and Financials, recovered following positive vaccine news in
November, prompting these two sectors to recoup some of the
losses incurred earlier in 2020.
From a sector perspective Financials (+3.19%), Utilities
(+0.95%), and Information Technology (+0.53%) were among
the best performers, while Materials (-4.05%), Industrials
(-3.55%), and Consumer Discretionary (-0.92%) were among
the worst performers.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige, CFA; Jennifer Hsui, CFA; Creighton Jue,
CFA; Alan Mason; and Amy Whitelaw
The following commentary is provided by Western
Asset Management for the reporting period of 11/1/2020-
10/31/2021:
This sleeve of the Fund’s strategy is exposed to the returns of the Russell 3000® Total Return Equity Index via total return swaps and is also benchmarked to this Index. Largely the same set of factors that drove portfolio returns over the inception-to-
date period also drove benchmark returns.
US economic data was weaker than expected as the recovery
appeared to be losing some steam. Economists have continued
to ratchet down third-quarter GDP estimates, which the Atlanta
Federal Reserve’s model now projects will be 2.3%. The Citi
US Economic Surprise Index, which measures the degree to
which macroeconomic data are beating economists’ estimates,
has been declining for several months and recently fell into negative territory for the first time this year. The COVID delta variant surge over the summer and weaker economic data
have weighed on consumer and risk sentiment. The University
of Michigan Consumer Sentiment Index rebounded slightly in
September but remained close to the roughly 10-year low seen in August.
This sleeve of the Fund had a number of contributors and
detractors that were held through the end of the 12-month
period, but ultimately resulted in positive net performance.
The largest single-sector contributor to performance was
exposure to Investment Grade Credit, which benefited from
spread compression over the period as economies reopened.
Taken together, allocations to the Structured Product areas of
Non-Agency MBS, commercial mortgages (CMBS) and asset-
backed securities (ABS) represented an even larger contributor to performance as these sectors continued to recover from the extraordinary lows that they reached during the economic lock-
downs in 2020. US High Yield Credits, with an emphasis on
re-opening sectors, also benefited from spread compression
over this period.
On the contrary, the portfolio’s overweight duration exposure was the largest detractor as yields rose over the period as
concerns over inflation intensified. Agency MBS also detracted, albeit to a lesser extent, as the sector generated negative
excess returns, in part as valuations suffered as the Fed’s
tapering loomed, which would reduce the government support
to the sector by about $5 billion per month through the summer of 2022. Last, developed non-USD exposure was a small
detractor, largely due to currency positioning.
During the reporting period, interest rate options, futures, and swaps were used to manage this sleeve’s portfolio duration and yield curve exposure. Equity index derivatives, specifically total return swaps on the Russell 3000 Index, were utilized in order to replicate the returns of the Russell 3000 Index, in keeping

8 - Fund Commentary - October 31, 2021 - Nationwide Multi-Cap Portfolio
with the nature of the strategy. Overall, derivatives in net had a positive impact on portfolio performance during the period.
Subadviser:
Western Asset Management Company, LLC
Portfolio Managers:
John L. Bellows, Ph.D., CFA and Kenneth Leech
Janus Capital Management was added as a subadviser to the
Portfolio on 2/23/2021.
The following commentary is provided by Janus Capital
Management LLC for the reporting period of 2/23/2021-
10/31/2021:
The Janus Henderson Portable Alpha sleeve of the Fund
follows a systematic, multi-asset investment approach that
seeks to deliver positive absolute returns at a consistent level of volatility. The strategy focuses on explicitly controlling the level of active risk to within 200 basis points (“bps”) relative to the benchmark while avoiding large drawdowns. The strategy
aims to maximize compound returns by allocating dynamically
to assets that may deliver greater risk-adjusted returns – all the while employing a proactive risk management strategy
that limits the risk of large losses through diversification and a systematic process based on forward-looking measures upside
(good) and downside (bad) volatility, or risk.
Within equities, our signals of relative downside to upside
risk to equities remained low over the period. That, combined with positive momentum signals in equities, led to an average active equity allocation of 11% over the quarter, slightly above the expected long run neutral allocation to equities of 10%.
This allowed the portfolio to capture the rally in equities that took place throughout the period. The equity allocation ranged from as low as 7% in March to as high as 15% during April.
The overweight to equities was tempered over the period by
a lower-than-average expected upside to downside ratio of
expected volatility within equities.
Security selection toward cyclical and recovery stocks suffered compared to the broader equity market as the “reflation”
theme faded due to the Federal Reserve downplaying inflation and COVID variants challenging economic reopening. This
reduced our upside capture to equities; the broader U.S.
market represented by the Russell 3000 Index was up 19.57%,
while the equity components of the portfolio gained 13.7%.
The underperformance stemmed from select stocks such as
airlines (Delta Air Lines, Inc., Southwest Airlines) falling over
18%, Las Vegas Sands Corporation falling 40% (contributing
-33 bps to performance – the largest negative contributor to relative performance) and cruise lines (Carnival Corporation,
Norwegian Cruise Line Holdings) falling nearly 15% over the
period. Overall, stock selection detracted 20 basis points
over the period. Fortunately, the good (overweight to equities)
outweighed the bad (stock selection favoring consumer
cyclicals) over the period, and this sleeve of the portfolio gained
15 basis points from the active asset allocation within equities.
The duration of the portfolio averaged 0.36 years over the
period, which is well below the expected level of 1.5 years
because of higher expected downside versus upside risk within fixed income. The active asset allocation within fixed income that held more duration during the first half of the period
benefited from the rally in rates, sourcing much of its duration in U.S. Treasury Inflation-Protected Securities (TIPS) that
benefited from the rally in real yields and avoiding the sell-off in inflation expectations. We also took advantage of the flattening of the U.S. yield curve, as we viewed 5-year Treasuries less attractively than 10-year Treasuries, leading to gains of 16 basis points. October ended with an active equity exposure of
11% and 0.3 years of duration, and the quarter ended with an equity exposure of 11.2% and 0.6 years of duration.
Proactively managing both the expected upside and downside
risks provides us with the opportunity to keep this sleeve of the portfolio on the right path to mitigate both the risk of suffering large losses and the risk of missing out on large gains. This is the key to compounding returns, and what our investment
process aims to achieve.
The portfolio utilizes U.S. equity futures, total return swaps, options (OTC and listed), Foreign Exchange Futures (FXF),
and Foreign Exchange spot (FX spot). Derivatives contributed to positive relative performance of the portfolio.
The portfolio did not experience liquidity events that had a material impact on performance.
Subadviser:
Janus Capital Management LLC
Portfolio Manager:
Ashwin Alankar, Ph.D.
*High double-digit returns are unusual and cannot be sustained.
The Fund employs an enhanced indexing strategy designed
to match or incrementally exceed the performance of the U.S.
equity market, regardless of whether the market is rising or falling. As a result, the Fund will be unable to avoid declining equity markets and may underperform actively managed non-
index funds. The strategy also creates a greater chance of
higher tracking error and a higher portfolio turnover rate than if the Fund were to follow a passive strategy designed to replicate an index. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i)
are usually less stable in price and less liquid than larger, more-
established companies; ii) are more vulnerable than larger
companies to adverse business and economic developments;
and iii) may have more-limited resources. Therefore, they
generally involve greater risk. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than are more-established
stocks. The Fund is subject to the risks of investing in fixed-
income securities (including high-yield bonds) and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than

Nationwide Multi-Cap Portfolio - October 31, 2021 - Fund Commentary - 9
funds that invest in higher-quality securities. The prices of high-
yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk).
The Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus
for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell 3000
®
Index:
An unmanaged index that measures
the performance of the 3,000 largest U.S. companies in the
investable U.S. equity universe.
Note about Russell Indexes
Russell Investment Group is the source and owner of the
trademarks, service marks and copyrights related to the
Russell Indexes. Nationwide Mutual Funds are not sponsored,
endorsed, or promoted by Russell, and Russell bears no
liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.

10 - Fund Commentary - October 31, 2021 - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 51.9%
Corporate Bonds 19.9%
Asset-Backed Securities 6.6%
U.S. Treasury Obligations 4.8%
Short-Term Investments 4.0%
Commercial Mortgage-Backed Securities 3.4%
Collateralized Mortgage Obligations 2.3%
Total Return Swaps 2.0%
Mortgage-Backed Securities 1.9%
Foreign Government Securities 1.5%
Exchange Traded Funds 0.7%
Futures Contracts 0.1%
U.S. Government Agency Security 0.1%
Convertible Bond
†
0.0%
Forward Currency Contracts
†
0.0%
Purchased Option
†
0.0%
Credit Default Swaps
†
0.0%
Rights
†
0.0%
Written Options
†
0.0%
Interest Rate Swaps
†
(0.0)%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Banks 7.0%
Software 5.7%
Oil, Gas & Consumable Fuels 4.5%
Semiconductors & Semiconductor Equipment 3.4%
Capital Markets 3.3%
Interactive Media & Services 3.2%
Technology Hardware, Storage & Peripherals 2.9%
IT Services 2.9%
Health Care Providers & Services 2.3%
Pharmaceuticals 2.3%
Other Industries 62.5%
100.0%
Top Holdings
2
Microsoft Corp. 2.8%
Apple, Inc. 2.7%
Amazon.com, Inc. 1.6%
Tesla, Inc. 1.0%
Alphabet, Inc., Class A 1.0%
Alphabet, Inc., Class C 0.9%
U.S. Treasury Bonds, 1.88%, 2/15/2051 0.9%
Meta Platforms, Inc., Class A 0.9%
NVIDIA Corp. 0.7%
U.S. Treasury Notes, 1.13%, 10/31/2026 0.7%
Other Holdings 86.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Multi-Cap Portfolio - October 31, 2021 - Fund Commentary - 11
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. Inception
Date of
Inception
Class R6
1
44.99% 21.76% 12/6/2018
Russell 3000® Index 43.90% 21.47% 12/6/2018
1
Not subject to any SCs.

12 - Fund Commentary - October 31, 2021 - Nationwide Multi-Cap Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Multi-Cap Portfolio from inception through
10/31/21 versus the Russell 3000
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

1940 Act Funds - October 31, 2021 - Shareholder Expense Example - 13
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Bond Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,002.00 1.82 0.36
Hypothetical
(a)(b)
1,000.00 1,023.39 1.84 0.36
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,099.70 1.38 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Asset-Backed Securities 0.3%
Principal
Amount ($) Value ($)
UNITED STATES 0.3%
Automobiles 0.3%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 498,615
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 717,096
Total Asset-Backed Securities
(cost  $1,216,472) 1,215,711
Commercial Mortgage-Backed Securities 2.4%
UNITED STATES 2.4%
Banc of America
Commercial Mortgage
Trust , Series 2016-
UB10, Class A4, 3.17%,
7/15/2049 735,000 780,739
BANK , Series 2020-
BN27, Class A5, 2.14%,
4/15/2063 796,000 795,893
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 454,831
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 573,635
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 783,590
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 288,008
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 424,628
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 519,162
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,146,997
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 1,032,856
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 798,946
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 541,266
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 541,821
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 567,482
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 558,723
Total Commercial Mortgage-Backed Securities
(cost $9,809,013) 9,808,577
Corporate Bonds 44.5%
BRAZIL 0.2%
Metals & Mining 0.2%
Vale Overseas Ltd.,
3.75%, 7/8/2030 750,000 763,088
CANADA 1.4%
Banks 0.5%
Bank of Montreal, Series
E, 3.30%, 2/5/2024 200,000 210,943
Bank of Montreal, 1.25%,
9/15/2026 190,000 186,456
Bank of Nova Scotia (The)
0.65%, 7/31/2024 690,000 683,626
1.05%, 3/2/2026 200,000 195,905
Canadian Imperial Bank
of Commerce, 3.10%,
4/2/2024 200,000 210,419
Royal Bank of Canada
0.75%, 10/7/2024 50,000 49,558
1.15%, 6/10/2025 205,000 203,932
Toronto-Dominion Bank
(The), 0.30%, 6/2/2023 715,000 712,652
2,453,491
Capital Markets 0.0%
†
Brookfield Finance I UK
plc, 2.34%, 1/30/2032 140,000 136,445
Commercial Services & Supplies 0.1%
GFL Environmental, Inc.,
4.38%, 8/15/2029(b) 500,000 495,210
Diversified Telecommunication Services 0.1%
Telesat Canada, 6.50%,
10/15/2027(b) 250,000 202,885
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, 4.00%,
10/15/2030(b) 250,000 242,183
Household Durables 0.1%
Brookfield Residential
Properties, Inc.
5.00%, 6/15/2029(b) 250,000 250,938

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Household Durables
4.88%, 2/15/2030(b) 200,000 200,412
451,350
Insurance 0.1%
Fairfax Financial Holdings
Ltd., 4.85%, 4/17/2028 500,000 566,661
Oil, Gas & Consumable Fuels 0.4%
Canadian Natural
Resources Ltd.
3.85%, 6/1/2027 750,000 813,064
2.95%, 7/15/2030 350,000 360,705
Enbridge, Inc., 3.50%,
6/10/2024 500,000 528,328
1,702,097
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 106,962
6,357,284
CHINA 0.2%
Interactive Media & Services 0.0%
†
Weibo Corp., 3.38%,
7/8/2030 200,000 197,570
Internet & Direct Marketing Retail 0.1%
Alibaba Group Holding
Ltd., 3.60%, 11/28/2024 300,000 319,108
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 4.88%,
3/1/2024(b) 400,000 432,427
949,105
GERMANY 0.1%
Diversified Telecommunication Services 0.1%
Deutsche Telekom
International Finance
BV, 8.75%, 6/15/2030(c) 350,000 513,670
IRELAND 0.1%
Consumer Finance 0.1%
AerCap Ireland Capital
DAC
1.15%, 10/29/2023 160,000 159,998
1.65%, 10/29/2024 150,000 150,338
310,336
ITALY 0.1%
Banks 0.1%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 4.91%), 7.30%,
4/2/2034(b)(d) 200,000 241,163
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN 0.8%
Banks 0.7%
Mitsubishi UFJ Financial
Group, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(d) 380,000 377,720
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.45%), 0.96%,
10/11/2025(d) 370,000 367,275
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(d) 850,000 841,311
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 2.31%,
7/20/2032(d) 200,000 196,000
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(d) 400,000 417,686
Sumitomo Mitsui Financial
Group, Inc.
2.45%, 9/27/2024 250,000 259,045
0.95%, 1/12/2026 250,000 243,698
1.40%, 9/17/2026 260,000 255,178
2,957,913
Capital Markets 0.1%
Nomura Holdings, Inc.,
2.65%, 1/16/2025 300,000 310,512
3,268,425
MEXICO 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
2.88%, 5/7/2030 595,000 617,475
NETHERLANDS 0.2%
Banks 0.2%
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 274,720
ING Groep NV, 3.95%,
3/29/2027 200,000 220,003
494,723
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp.,
3.88%, 4/23/2025 300,000 323,466
PUERTO RICO 0.1%
Banks 0.1%
Popular, Inc., 6.13%,
9/14/2023 400,000 427,086

16 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN 0.2%
Banks 0.2%
Banco Santander SA
2.75%, 5/28/2025 400,000 415,700
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(d) 400,000 393,969
809,669
SWITZERLAND 0.1%
Capital Markets 0.1%
Credit Suisse AG, 3.63%,
9/9/2024 250,000 267,258
UNITED KINGDOM 0.9%
Aerospace & Defense 0.1%
Rolls-Royce plc, 5.75%,
10/15/2027(b) 300,000 331,965
Banks 0.4%
Barclays plc, (ICE LIBOR
USD 3 Month + 1.36%),
4.34%, 5/16/2024(d) 200,000 210,468
HSBC Holdings plc,
(SOFR + 0.53%),
0.73%, 8/17/2024(d) 800,000 796,544
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 220,067
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(d) 235,000 251,980
Santander UK Group
Holdings plc, (ICE
LIBOR USD 3 Month
+ 1.57%), 4.80%,
11/15/2024(d) 300,000 322,119
1,801,178
Beverages 0.1%
Diageo Capital plc, 2.00%,
4/29/2030 200,000 198,596
Commercial Services & Supplies 0.1%
RELX Capital, Inc., 3.00%,
5/22/2030 250,000 263,905
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 478,671
Tobacco 0.1%
BAT Capital Corp., 3.22%,
8/15/2024 300,000 315,473
3,389,788
UNITED STATES 39.8%
Aerospace & Defense 0.4%
Boeing Co. (The)
1.43%, 2/4/2024 200,000 200,067
4.88%, 5/1/2025 300,000 331,420
2.95%, 2/1/2030 250,000 252,848
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Aerospace & Defense
General Dynamics Corp.,
1.15%, 6/1/2026 270,000 269,263
Raytheon Technologies
Corp., 3.95%, 8/16/2025 350,000 382,054
Spirit AeroSystems , Inc.,
5.50%, 1/15/2025(b) 200,000 208,250
1,643,902
Air Freight & Logistics 0.2%
Cargo Aircraft
Management, Inc.,
4.75%, 2/1/2028(b) 200,000 203,750
FedEx Corp., 3.40%,
2/15/2028 500,000 547,008
750,758
Airlines 0.2%
Hawaiian Brand
Intellectual Property
Ltd., 5.75%,
1/20/2026(b) 400,000 420,000
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 239,357 267,921
687,921
Auto Components 0.2%
Adient Global Holdings
Ltd., 4.88%,
8/15/2026(b) 200,000 203,617
Aptiv plc, 4.35%,
3/15/2029 200,000 226,186
Icahn Enterprises LP,
4.38%, 2/1/2029 300,000 301,326
731,129
Automobiles 0.2%
Ford Motor Co., 6.63%,
10/1/2028 200,000 239,920
General Motors Co.,
5.00%, 10/1/2028 400,000 459,534
699,454
Banks 3.8%
Bank of America Corp.
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(d) 200,000 209,974
(ICE LIBOR USD 3
Month + 0.81%), 3.37%,
1/23/2026(d) 200,000 212,202
(SOFR + 1.15%),
1.32%, 6/19/2026(d) 550,000 545,747
(SOFR + 0.96%),
1.73%, 7/22/2027(d) 1,200,000 1,192,275
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 500,000 545,335

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(d) 800,000 828,193
(SOFR + 1.37%),
1.92%, 10/24/2031(d) 500,000 476,865
(SOFR + 1.21%),
2.57%, 10/20/2032(d) 85,000 85,172
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 1,079,810
Citigroup, Inc.
(ICE LIBOR USD 3
Month + 1.02%), 4.04%,
6/1/2024(d) 500,000 525,636
(SOFR + 0.67%),
0.98%, 5/1/2025(d) 340,000 338,503
4.40%, 6/10/2025 200,000 218,447
4.45%, 9/29/2027 400,000 449,500
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(d) 500,000 537,146
(SOFR + 3.91%),
4.41%, 3/31/2031(d) 500,000 572,978
Fifth Third Bancorp,
(SOFR + 0.69%),
1.00%, 11/1/2027(d) 150,000 149,494
JPMorgan Chase & Co.
3.88%, 9/10/2024 1,000,000 1,075,081
(SOFR + 0.58%),
0.97%, 6/23/2025(d) 385,000 382,806
3.90%, 7/15/2025 1,000,000 1,086,632
(SOFR + 1.59%),
2.00%, 3/13/2026(d) 500,000 509,537
(SOFR + 0.89%),
1.58%, 4/22/2027(d) 218,000 215,885
(ICE LIBOR USD 3
Month + 1.16%), 3.70%,
5/6/2030(d) 1,800,000 1,966,953
(SOFR + 2.52%),
2.96%, 5/13/2031(d) 250,000 258,086
Santander Holdings USA,
Inc., 3.45%, 6/2/2025 100,000 106,115
SVB Financial Group,
2.10%, 5/15/2028 400,000 399,742
Wells Fargo & Co.
(SOFR + 1.60%),
1.65%, 6/2/2024(d) 700,000 710,101
3.00%, 2/19/2025 500,000 526,399
15,204,614
Beverages 0.2%
Constellation Brands, Inc.,
4.75%, 12/1/2025 500,000 563,385
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 535,916
1,099,301
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Biotechnology 0.1%
Horizon Therapeutics
USA, Inc., 5.50%,
8/1/2027(b) 400,000 421,500
Building Products 0.6%
Builders FirstSource , Inc.,
5.00%, 3/1/2030(b) 250,000 264,063
Carrier Global Corp.
2.24%, 2/15/2025 300,000 307,982
2.49%, 2/15/2027 700,000 720,665
2.72%, 2/15/2030 300,000 307,886
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 520,000
Masonite International
Corp., 5.38%,
2/1/2028(b) 400,000 420,000
2,540,596
Capital Markets 4.4%
Affiliated Managers Group,
Inc., 3.30%, 6/15/2030 114,000 121,487
Ares Capital Corp.
4.25%, 3/1/2025 500,000 532,786
3.88%, 1/15/2026 500,000 530,361
2.15%, 7/15/2026 1,000,000 990,312
Bank of New York Mellon
Corp. (The), 0.50%,
4/26/2024 150,000 148,937
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 300,000 312,000
FS KKR Capital Corp.
1.65%, 10/12/2024 110,000 108,657
4.13%, 2/1/2025 500,000 528,046
3.40%, 1/15/2026 200,000 205,611
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025 500,000 525,740
2.88%, 1/15/2026 500,000 510,135
Goldman Sachs Group,
Inc. (The)
3.50%, 1/23/2025 1,000,000 1,062,734
3.75%, 2/25/2026 300,000 325,136
(SOFR + 0.82%),
1.54%, 9/10/2027(d) 700,000 688,284
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(d) 200,000 216,565
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(d) 1,800,000 2,015,769
3.80%, 3/15/2030 750,000 830,457
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 220,000 218,475
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 500,000 510,000

18 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
Morgan Stanley
(ICE LIBOR USD 3
Month + 0.85%), 3.74%,
4/24/2024(d) 800,000 834,150
3.70%, 10/23/2024 700,000 750,715
4.00%, 7/23/2025 200,000 218,279
5.00%, 11/24/2025 300,000 337,873
(SOFR + 0.72%),
0.98%, 12/10/2026(d) 750,000 727,844
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 1,700,000 1,946,342
(SOFR + 1.14%),
2.70%, 1/22/2031(d) 500,000 511,070
(SOFR + 3.12%),
3.62%, 4/1/2031(d) 300,000 327,703
Nasdaq, Inc.
4.25%, 6/1/2024 700,000 751,627
3.85%, 6/30/2026 200,000 220,190
1.65%, 1/15/2031 200,000 186,905
Owl Rock Capital Corp.
3.40%, 7/15/2026 200,000 205,514
2.88%, 6/11/2028 85,000 83,833
Prospect Capital Corp.,
3.71%, 1/22/2026 400,000 407,393
17,890,930
Chemicals 0.9%
Celanese US Holdings
LLC, 1.40%, 8/5/2026 230,000 226,149
Chemours Co. (The),
5.75%, 11/15/2028(b) 250,000 256,875
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 166,883
Element Solutions, Inc.,
3.88%, 9/1/2028(b) 250,000 249,770
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 22,468
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 411,976
PPG Industries, Inc.,
2.55%, 6/15/2030 450,000 460,509
Scotts Miracle- Gro
Co. (The), 4.50%,
10/15/2029 200,000 208,392
Sherwin-Williams Co.
(The), 2.95%, 8/15/2029 700,000 741,285
Trinseo Materials
Operating SCA, 5.38%,
9/1/2025(b) 500,000 510,065
Tronox , Inc., 4.63%,
3/15/2029(b) 250,000 245,082
3,499,454
Commercial Services & Supplies 0.0%
†
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 4,409
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Communications Equipment 0.5%
Avaya, Inc., 6.13%,
9/15/2028(b) 400,000 416,120
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 572,564
2.30%, 11/15/2030 550,000 536,938
2.75%, 5/24/2031 400,000 403,822
1,929,444
Construction & Engineering 0.5%
AECOM, 5.13%,
3/15/2027 400,000 441,500
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 300,000 314,100
MasTec , Inc., 4.50%,
8/15/2028(b) 500,000 512,500
Quanta Services, Inc.
0.95%, 10/1/2024 280,000 277,736
2.90%, 10/1/2030 500,000 516,461
2.35%, 1/15/2032 5,000 4,895
2,067,192
Construction Materials 0.3%
Martin Marietta Materials,
Inc., 3.50%, 12/15/2027 1,000,000 1,086,468
Consumer Finance 0.9%
Ally Financial, Inc., 3.88%,
5/21/2024 100,000 106,610
American Honda Finance
Corp., 1.30%, 9/9/2026 130,000 128,954
Caterpillar Financial
Services Corp., 0.90%,
3/2/2026 30,000 29,497
Enova International, Inc.,
8.50%, 9/15/2025(b) 250,000 257,500
General Motors Financial
Co., Inc.
5.10%, 1/17/2024 300,000 324,011
4.00%, 1/15/2025 500,000 535,006
4.35%, 1/17/2027 600,000 662,439
3.60%, 6/21/2030 200,000 213,035
John Deere Capital Corp.,
1.45%, 1/15/2031 250,000 238,074
OneMain Finance Corp.,
7.13%, 3/15/2026 350,000 397,250
SLM Corp., 4.20%,
10/29/2025 500,000 528,500
Toyota Motor Credit Corp.,
0.80%, 1/9/2026 250,000 245,209
3,666,085
Containers & Packaging 0.2%
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 430,500
Greif, Inc., 6.50%,
3/1/2027(b) 400,000 416,000
846,500

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Financial Services 0.1%
Block Financial LLC
2.50%, 7/15/2028 210,000 209,156
3.88%, 8/15/2030 100,000 106,539
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 98,301
1.35%, 3/15/2031 100,000 92,221
506,217
Diversified Telecommunication Services 1.0%
AT&T, Inc.
3.90%, 3/11/2024 1,000,000 1,060,389
4.13%, 2/17/2026 300,000 330,870
4.30%, 2/15/2030 300,000 340,670
CCO Holdings LLC,
5.38%, 6/1/2029(b) 200,000 214,900
Embarq Corp., 8.00%,
6/1/2036 100,000 110,500
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b) 400,000 409,292
Sprint Capital Corp.,
6.88%, 11/15/2028 250,000 316,110
Verizon Communications,
Inc.
0.85%, 11/20/2025 500,000 489,821
1.75%, 1/20/2031 700,000 660,984
3,933,536
Electric Utilities 0.9%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 98,870
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 205,619
Cleveland Electric
Illuminating Co. (The),
5.50%, 8/15/2024 100,000 111,744
Commonwealth Edison
Co., 2.20%, 3/1/2030 99,000 100,194
Duke Energy Corp.
3.75%, 4/15/2024 100,000 105,963
3.15%, 8/15/2027 100,000 106,420
2.45%, 6/1/2030 100,000 99,966
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 207,986
Entergy Corp., 0.90%,
9/15/2025 100,000 97,450
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 111,142
Eversource Energy, Series
L, 2.90%, 10/1/2024 100,000 104,764
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 221,101
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 112,897
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 200,000 202,917
NextEra Energy Capital
Holdings, Inc.
2.75%, 5/1/2025 150,000 157,377
1.90%, 6/15/2028 95,000 93,905
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 107,817
Pacific Gas and Electric
Co.
3.40%, 8/15/2024 100,000 103,464
2.10%, 8/1/2027 50,000 48,517
3.00%, 6/15/2028 110,000 110,849
2.50%, 2/1/2031 100,000 95,518
PacifiCorp, 2.70%,
9/15/2030 100,000 103,931
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 52,778
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 93,977
Union Electric Co., 2.95%,
3/15/2030 100,000 106,014
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 512,500
Wisconsin Power and
Light Co., 1.95%,
9/16/2031 35,000 34,182
Xcel Energy, Inc., 3.30%,
6/1/2025 150,000 159,367
3,667,229
Electrical Equipment 0.0%
†
Rockwell Automation, Inc.,
1.75%, 8/15/2031 80,000 77,815
Electronic Equipment, Instruments & Components 0.9%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 400,000 427,286
Amphenol Corp., 2.05%,
3/1/2025 500,000 512,807
CDW LLC, 3.25%,
2/15/2029 300,000 304,200
Keysight Technologies,
Inc.
4.55%, 10/30/2024 500,000 547,377
3.00%, 10/30/2029 250,000 262,856
Teledyne Technologies,
Inc., 2.25%, 4/1/2028 300,000 301,681
Trimble, Inc.
4.75%, 12/1/2024 500,000 547,920
4.90%, 6/15/2028 700,000 802,422
3,706,549
Energy Equipment & Services 0.1%
Schlumberger Investment
SA, 2.65%, 6/26/2030 250,000 256,405

20 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services
USA Compression
Partners LP, 6.88%,
4/1/2026 250,000 258,438
514,843
Entertainment 0.3%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 850,000 915,432
Electronic Arts, Inc.,
1.85%, 2/15/2031 276,000 265,315
1,180,747
Equity Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.
0.60%, 1/15/2024 300,000 297,350
2.40%, 3/15/2025 300,000 309,088
1.45%, 9/15/2026 210,000 206,877
1.50%, 1/31/2028 600,000 576,068
Camden Property Trust,
3.15%, 7/1/2029 100,000 107,504
Crown Castle International
Corp.
4.45%, 2/15/2026 200,000 221,031
3.80%, 2/15/2028 500,000 548,264
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 219,061
ERP Operating LP, 2.85%,
11/1/2026 100,000 105,837
Essex Portfolio LP, 1.70%,
3/1/2028 200,000 194,624
GLP Capital LP
5.75%, 6/1/2028 350,000 406,409
5.30%, 1/15/2029 250,000 286,015
4.00%, 1/15/2030 650,000 689,514
4.00%, 1/15/2031 500,000 532,920
Iron Mountain, Inc.
5.00%, 7/15/2028(b) 400,000 412,000
5.63%, 7/15/2032(b) 300,000 319,500
LifeStorage LP, 3.50%,
7/1/2026 300,000 323,813
MGM Growth Properties
Operating Partnership
LP, 4.50%, 1/15/2028 250,000 270,625
Office Properties
Income Trust, 3.45%,
10/15/2031 215,000 210,019
Park Intermediate
Holdings LLC, 5.88%,
10/1/2028(b) 350,000 365,750
Public Storage
3.09%, 9/15/2027 300,000 323,546
1.85%, 5/1/2028 1,000,000 998,774
3.39%, 5/1/2029 550,000 602,142
RHP Hotel Properties LP,
4.50%, 2/15/2029(b) 300,000 297,000
Simon Property Group LP,
1.38%, 1/15/2027 270,000 265,262
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Weyerhaeuser Co., 4.00%,
4/15/2030 100,000 112,187
XHR LP, 6.38%,
8/15/2025(b) 500,000 527,500
9,728,680
Food & Staples Retailing 0.1%
Walmart, Inc., 1.50%,
9/22/2028 310,000 306,638
Food Products 0.3%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 250,000 250,896
McCormick & Co., Inc.
3.15%, 8/15/2024 250,000 264,024
0.90%, 2/15/2026 250,000 243,027
Pilgrim's Pride Corp.,
5.88%, 9/30/2027(b) 400,000 421,748
1,179,695
Gas Utilities 0.2%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 53,238
1.50%, 1/15/2031 100,000 93,777
National Fuel Gas Co.,
2.95%, 3/1/2031 500,000 505,628
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 107,944
760,587
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co.,
3.36%, 6/6/2024 227,000 239,397
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 250,000 285,794
Hologic , Inc., 4.63%,
2/1/2028(b) 300,000 312,375
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 500,000 556,350
1,393,916
Health Care Providers & Services 1.0%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 500,000 510,000
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 103,207
Anthem, Inc., 3.50%,
8/15/2024 250,000 265,708
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 540,543
Centene Corp., 4.63%,
12/15/2029 500,000 539,375
CVS Health Corp., 3.88%,
7/20/2025 500,000 542,731
HCA, Inc.
5.88%, 2/15/2026 200,000 227,750
5.25%, 6/15/2026 500,000 566,984
4.13%, 6/15/2029 450,000 498,412

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
Owens & Minor, Inc.,
4.50%, 3/31/2029(b) 350,000 351,313
4,146,023
Health Care Technology 0.1%
IQVIA, Inc., 5.00%,
5/15/2027(b) 300,000 310,971
Hotels, Restaurants & Leisure 0.7%
Brinker International, Inc.,
5.00%, 10/1/2024(b) 500,000 529,375
Choice Hotels
International, Inc.,
3.70%, 12/1/2029 465,000 495,411
Dave & Buster's, Inc.,
7.63%, 11/1/2025(b) 224,000 240,545
Expedia Group, Inc.,
5.00%, 2/15/2026 200,000 224,628
McDonald's Corp., 3.30%,
7/1/2025 500,000 533,975
Six Flags Theme Parks,
Inc., 7.00%, 7/1/2025(b) 500,000 531,250
Starbucks Corp., 2.55%,
11/15/2030 400,000 409,128
2,964,312
Household Durables 0.4%
Century Communities,
Inc., 6.75%, 6/1/2027 400,000 424,720
M/I Homes, Inc., 4.95%,
2/1/2028 400,000 416,000
NVR, Inc., 3.00%,
5/15/2030 500,000 520,372
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 350,000 361,812
1,722,904
Household Products 0.3%
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 185,000 201,113
Spectrum Brands, Inc.
5.00%, 10/1/2029(b) 501,000 534,818
5.50%, 7/15/2030(b) 300,000 324,000
1,059,931
Independent Power and Renewable Electricity Producers
0.2%
Clearway Energy
Operating LLC
4.75%, 3/15/2028(b) 300,000 317,400
3.75%, 2/15/2031(b) 200,000 198,000
Southern Power Co.,
4.15%, 12/1/2025 150,000 164,674
680,074
Industrial Conglomerates 0.1%
General Electric Co.
5.55%, 1/5/2026 150,000 174,568
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Industrial Conglomerates
3.45%, 5/1/2027 375,000 408,777
583,345
Insurance 0.8%
Aflac, Inc., 3.60%,
4/1/2030 167,000 185,436
Aon Corp., 2.80%,
5/15/2030 200,000 207,259
Athene Holding Ltd.
4.13%, 1/12/2028 500,000 553,832
6.15%, 4/3/2030 200,000 249,444
Brown & Brown, Inc.,
4.20%, 9/15/2024 200,000 215,896
Enstar Group Ltd., 3.10%,
9/1/2031 145,000 141,479
Marsh & McLennan Cos.,
Inc., 4.38%, 3/15/2029 1,000,000 1,155,050
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 276,070
Willis North America, Inc.,
4.50%, 9/15/2028 150,000 169,699
3,154,165
Interactive Media & Services 0.1%
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 348,000 364,530
Internet & Direct Marketing Retail 0.5%
eBay, Inc.
1.90%, 3/11/2025 250,000 254,892
2.70%, 3/11/2030 250,000 257,088
Match Group Holdings II
LLC
5.00%, 12/15/2027(b) 437,000 455,573
5.63%, 2/15/2029(b) 500,000 535,000
3.63%, 10/1/2031(b) 115,000 111,635
QVC, Inc., 4.38%,
9/1/2028 400,000 409,000
2,023,188
IT Services 0.6%
Amdocs Ltd., 2.54%,
6/15/2030 650,000 648,841
Gartner, Inc., 4.50%,
7/1/2028(b) 500,000 520,600
Global Payments, Inc.,
1.20%, 3/1/2026 130,000 126,913
Kyndryl Holdings, Inc.
2.05%, 10/15/2026(b) 40,000 39,566
2.70%, 10/15/2028(b) 40,000 39,426
3.15%, 10/15/2031(b) 40,000 39,180
PayPal Holdings, Inc.
2.65%, 10/1/2026 500,000 527,456
2.30%, 6/1/2030 250,000 254,428
Unisys Corp., 6.88%,
11/1/2027(b) 300,000 327,000
2,523,410

22 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Leisure Products 0.1%
Vista Outdoor, Inc., 4.50%,
3/15/2029(b) 300,000 300,375
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.,
2.10%, 6/4/2030 650,000 641,468
PerkinElmer, Inc.
0.85%, 9/15/2024 815,000 808,779
1.90%, 9/15/2028 180,000 176,589
2.25%, 9/15/2031 65,000 63,575
Thermo Fisher Scientific,
Inc.
4.13%, 3/25/2025 500,000 545,611
2.60%, 10/1/2029 200,000 208,089
2,444,111
Machinery 0.7%
Deere & Co., 2.75%,
4/15/2025 300,000 315,883
GrafTech Finance, Inc.,
4.63%, 12/15/2028(b) 400,000 404,000
Hillenbrand, Inc., 3.75%,
3/1/2031 300,000 293,250
IDEX Corp.
3.00%, 5/1/2030 700,000 733,869
2.63%, 6/15/2031 550,000 557,944
Westinghouse Air Brake
Technologies Corp.,
4.95%, 9/15/2028(c) 300,000 345,091
2,650,037
Media 1.2%
Charter Communications
Operating LLC
4.50%, 2/1/2024 300,000 321,726
4.91%, 7/23/2025 500,000 556,019
2.25%, 1/15/2029 305,000 299,411
5.05%, 3/30/2029 1,000,000 1,165,940
Comcast Corp.
3.38%, 8/15/2025 500,000 536,537
4.25%, 10/15/2030 200,000 230,727
DIRECTV Holdings LLC,
5.88%, 8/15/2027(b) 25,000 25,916
GCI LLC, 4.75%,
10/15/2028(b) 350,000 362,250
Interpublic Group of Cos.,
Inc. (The), 2.40%,
3/1/2031 500,000 501,372
Lamar Media Corp.,
3.75%, 2/15/2028 350,000 353,780
Nexstar Media, Inc.,
4.75%, 11/1/2028(b) 200,000 204,330
Omnicom Group, Inc.,
2.60%, 8/1/2031 80,000 80,579
TEGNA, Inc., 5.00%,
9/15/2029 250,000 253,106
4,891,693
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining 0.8%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(b) 300,000 311,991
Arconic Corp., 6.13%,
2/15/2028(b) 710,000 748,162
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 250,000 278,125
Kaiser Aluminum Corp.,
4.63%, 3/1/2028(b) 210,000 212,562
Newmont Corp., 2.25%,
10/1/2030 150,000 147,289
Reliance Steel &
Aluminum Co., 1.30%,
8/15/2025 1,600,000 1,581,420
3,279,549
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property Trust,
Inc., 4.75%, 3/15/2025 400,000 420,360
Multi-Utilities 0.2%
Ameren Corp., 3.50%,
1/15/2031 200,000 216,514
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 54,175
Black Hills Corp., 1.04%,
8/23/2024 50,000 49,878
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 103,701
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 111,959
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 108,758
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 107,526
Sempra Energy, 3.25%,
6/15/2027 100,000 106,533
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 94,094
953,138
Oil, Gas & Consumable Fuels 3.1%
Cheniere Corpus Christi
Holdings LLC
5.13%, 6/30/2027 800,000 914,312
3.70%, 11/15/2029 950,000 1,019,280
Cheniere Energy, Inc.,
4.63%, 10/15/2028 400,000 419,480
Chevron Corp., 1.55%,
5/11/2025 250,000 253,702
CNX Resources Corp.,
7.25%, 3/14/2027(b) 200,000 212,650
Continental Resources,
Inc.
5.75%, 1/15/2031(b) 200,000 239,500
4.90%, 6/1/2044 100,000 113,465

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Crestwood Midstream
Partners LP, 6.00%,
2/1/2029(b) 200,000 207,273
DCP Midstream Operating
LP, 5.63%, 7/15/2027 200,000 228,192
Devon Energy Corp.,
4.50%, 1/15/2030(b) 140,000 152,169
Energy Transfer LP,
4.05%, 3/15/2025 500,000 535,963
Global Partners LP, 6.88%,
1/15/2029 250,000 259,062
Hess Midstream
Operations LP
5.63%, 2/15/2026(b) 200,000 207,250
4.25%, 2/15/2030(b) 300,000 300,000
Holly Energy Partners LP,
5.00%, 2/1/2028(b) 200,000 200,500
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 410,500
MPLX LP, 2.65%,
8/15/2030 1,850,000 1,841,209
NuStar Logistics LP,
5.63%, 4/28/2027 200,000 209,750
Occidental Petroleum
Corp.
6.13%, 1/1/2031 200,000 239,500
6.45%, 9/15/2036 100,000 127,250
4.40%, 4/15/2046 100,000 101,177
ONEOK Partners LP,
4.90%, 3/15/2025 300,000 329,997
ONEOK, Inc.
4.55%, 7/15/2028 250,000 281,520
6.35%, 1/15/2031 225,000 285,886
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 500,000 556,843
Pioneer Natural Resources
Co., 1.90%, 8/15/2030 40,000 37,972
Southwestern Energy Co.,
6.45%, 1/23/2025(c) 200,000 218,000
Sunoco LP, 4.50%,
5/15/2029 200,000 202,250
Targa Resources Partners
LP
6.88%, 1/15/2029 500,000 560,000
4.00%, 1/15/2032(b) 300,000 309,591
Viper Energy Partners LP,
5.38%, 11/1/2027(b) 350,000 364,875
Western Midstream
Operating LP, 5.30%,
2/1/2030(c) 200,000 219,250
Williams Cos., Inc. (The),
2.60%, 3/15/2031 1,015,000 1,017,017
12,575,385
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 301,782
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Paper & Forest Products
Resolute Forest Products,
Inc., 4.88%, 3/1/2026(b) 250,000 254,375
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 200,000 208,750
764,907
Personal Products 0.1%
Coty, Inc., 5.00%,
4/15/2026(b) 250,000 256,250
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
7.25%, 5/30/2029(b) 350,000 354,729
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 217,526
572,255
Professional Services 0.5%
AMN Healthcare, Inc.
4.63%, 10/1/2027(b) 250,000 256,880
4.00%, 4/15/2029(b) 500,000 507,500
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 516,250
Equifax, Inc., 2.35%,
9/15/2031 140,000 137,322
TriNet Group, Inc., 3.50%,
3/1/2029(b) 500,000 501,310
1,919,262
Real Estate Management & Development 0.4%
Five Point Operating
Co. LP, 7.88%,
11/15/2025(b) 400,000 416,200
Howard Hughes
Corp. (The), 4.38%,
2/1/2031(b) 250,000 250,055
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 555,000 566,100
5.00%, 3/1/2031 300,000 305,250
1,537,605
Road & Rail 0.1%
Avis Budget Car
Rental LLC, 5.75%,
7/15/2027(b) 250,000 261,250
Uber Technologies, Inc.,
7.50%, 9/15/2027(b) 250,000 273,462
534,712
Semiconductors & Semiconductor Equipment 1.5%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 129,215
2.10%, 10/1/2031 105,000 104,978
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 1,084,036
Broadcom, Inc.
3.15%, 11/15/2025 1,000,000 1,055,915
4.75%, 4/15/2029 1,000,000 1,140,027

24 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
4.15%, 11/15/2030 500,000 549,701
2.45%, 2/15/2031(b) 200,000 193,483
Micron Technology, Inc.
4.98%, 2/6/2026 500,000 562,030
5.33%, 2/6/2029 250,000 294,888
Texas Instruments, Inc.
1.13%, 9/15/2026 70,000 69,456
1.75%, 5/4/2030 250,000 246,547
1.90%, 9/15/2031 215,000 211,931
Xilinx, Inc., 2.38%,
6/1/2030 550,000 555,887
6,198,094
Software 1.7%
Adobe, Inc., 2.30%,
2/1/2030 650,000 666,344
Autodesk, Inc.
4.38%, 6/15/2025 500,000 548,145
2.85%, 1/15/2030 200,000 207,412
Elastic NV, 4.13%,
7/15/2029(b) 30,000 29,847
Fortinet, Inc.
1.00%, 3/15/2026 1,000,000 974,251
2.20%, 3/15/2031 150,000 148,357
Intuit, Inc., 1.65%,
7/15/2030 1,250,000 1,213,837
NCR Corp., 6.13%,
9/1/2029(b) 300,000 322,316
Oracle Corp., 3.25%,
5/15/2030 300,000 318,342
ServiceNow , Inc., 1.40%,
9/1/2030 2,450,000 2,293,027
VMware, Inc., 4.70%,
5/15/2030 35,000 40,946
ZoomInfo Technologies
LLC, 3.88%, 2/1/2029(b) 300,000 298,125
7,060,949
Specialty Retail 0.4%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 500,000 537,500
AutoNation, Inc.
1.95%, 8/1/2028 120,000 117,038
4.75%, 6/1/2030 15,000 17,425
Bath & Body Works, Inc.,
6.63%, 10/1/2030(b) 350,000 391,563
Carvana Co., 5.88%,
10/1/2028(b) 250,000 254,375
Rent-A-Center, Inc.,
6.38%, 2/15/2029(b) 350,000 365,750
1,683,651
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.
2.45%, 8/4/2026 500,000 523,707
1.40%, 8/5/2028 160,000 155,971
Dell International LLC
5.85%, 7/15/2025 500,000 574,670
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Technology Hardware, Storage & Peripherals
6.10%, 7/15/2027 500,000 607,215
5.30%, 10/1/2029 1,000,000 1,202,850
6.20%, 7/15/2030 750,000 957,187
Dell, Inc., 7.10%,
4/15/2028 300,000 386,700
HP, Inc.
3.00%, 6/17/2027 1,000,000 1,056,843
3.40%, 6/17/2030 700,000 739,380
2.65%, 6/17/2031(b) 500,000 492,116
NetApp, Inc., 1.88%,
6/22/2025 500,000 508,528
7,205,167
Textiles, Apparel & Luxury Goods 0.0%
†
Michael Kors USA, Inc.,
4.50%, 11/1/2024(b)(c) 100,000 105,820
Tapestry, Inc., 4.25%,
4/1/2025 20,000 21,626
127,446
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage
Holdings, Inc., 6.00%,
1/15/2027(b) 250,000 261,250
Radian Group, Inc.,
4.88%, 3/15/2027 500,000 545,625
806,875
Tobacco 0.3%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 309,269
3.40%, 5/6/2030 200,000 209,403
Philip Morris International,
Inc., 0.88%, 5/1/2026 450,000 437,133
Turning Point Brands, Inc.,
5.63%, 2/15/2026(b) 200,000 202,750
Vector Group Ltd., 5.75%,
2/1/2029(b) 250,000 248,750
1,407,305
Trading Companies & Distributors 0.5%
Aircastle Ltd., 4.25%,
6/15/2026 100,000 108,457
Beacon Roofing
Supply, Inc., 4.50%,
11/15/2026(b) 500,000 516,250
Boise Cascade Co.,
4.88%, 7/1/2030(b) 300,000 315,000
Fortress Transportation
and Infrastructure
Investors LLC, 6.50%,
10/1/2025(b) 250,000 257,262
Herc Holdings, Inc.,
5.50%, 7/15/2027(b) 500,000 521,250
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 200,000 220,582
1,938,801

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 106,228
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 51,095
157,323
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.
3.50%, 4/15/2025 250,000 266,635
3.88%, 4/15/2030 200,000 218,681
485,316
161,429,528
Total Corporate Bonds
(cost $180,009,858) 180,162,064
Municipal Bonds 0.3%
CALIFORNIA 0.2%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 198,276
State of California,
GO, 1.75%, 11/1/2030 300,000 294,028
University of California,
RB, 1.61%, 5/15/2030 200,000 194,055
686,359
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 74,863
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
GO, 4.91%, 5/1/2029 100,000 120,467
TEXAS 0.1%
Texas Transportation
Commission, RB,
Series B,5.18%,
4/1/2030 350,000 425,096
Total Municipal Bonds
(cost $1,306,659) 1,306,785
Mortgage-Backed Securities 27.4%
FHLMC UMBS Pool
Pool# RA3986
2.50%, 11/1/2050 1,793,121 1,851,592
Pool# SD7536
2.50%, 2/1/2051 1,845,099 1,911,596
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,573,206 1,655,647
Pool# CA9152
2.50%, 2/1/2036 2,923,884 3,059,579
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
(continued)
Pool# BE3774
4.00%, 7/1/2047 1,377,640 1,489,272
Pool# CA2471
4.00%, 10/1/2048 1,338,627 1,435,874
Pool# MA3692
3.50%, 7/1/2049 4,692,820 4,955,622
Pool# FM2363
3.00%, 1/1/2050 1,132,705 1,205,075
Pool# CA6020
3.00%, 6/1/2050 2,356,021 2,473,432
Pool# CA7404
4.00%, 10/1/2050 6,264,463 6,758,406
Pool# CA9190
2.00%, 2/1/2051 3,356,979 3,360,954
Pool# FM6554
2.00%, 3/1/2051 1,434,240 1,440,049
Pool# FM6834
2.00%, 4/1/2051 654,575 657,225
Pool# BR7647
2.00%, 4/1/2051 94,472 94,555
Pool# MA4398
2.00%, 8/1/2051 7,836,311 7,840,758
Pool# MA4400
3.00%, 8/1/2051 4,865,268 5,080,409
Pool# MA4437
2.00%, 10/1/2051 1,146,461 1,147,112
Pool# FM9450
2.00%, 11/1/2051 179,857 180,343
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 11/25/2036 3,275,000 3,296,173
2.00%, 11/25/2036 5,700,000 5,849,068
2.50%, 11/25/2036 875,000 909,214
3.00%, 11/25/2036 2,450,000 2,567,906
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 11/25/2051 1,525,000 1,476,956
2.00%, 11/25/2051 3,191,000 3,190,938
2.50%, 11/25/2051 6,450,000 6,624,226
3.00%, 11/25/2051 850,000 886,723
3.50%, 11/25/2051 1,250,000 1,320,996
4.00%, 11/25/2051 650,000 695,881
1.50%, 12/25/2051 1,900,000 1,837,396
2.00%, 12/25/2051 4,470,143 4,460,801
2.50%, 12/25/2051 4,625,000 4,738,909
3.00%, 12/25/2051 1,525,000 1,589,113
3.50%, 12/25/2051 1,375,000 1,452,451
4.00%, 12/25/2051 300,000 321,217
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 580,718 611,240
Pool# MA2600
3.00%, 2/20/2045 669,135 703,886
Pool# MA2825
3.00%, 5/20/2045 496,607 520,238
Pool# MA4509
3.00%, 6/20/2047 641,044 674,567

26 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool (continued)
Pool# MA4718
3.00%, 9/20/2047 605,773 632,671
Pool# MA4719
3.50%, 9/20/2047 2,500,250 2,637,208
Pool# MA6409
3.00%, 1/20/2050 264,999 275,297
Pool# MA6710
3.00%, 6/20/2050 1,417,684 1,472,914
Pool# MA7255
2.50%, 3/20/2051 3,286,168 3,380,649
Pool# MA7311
2.00%, 4/20/2051 1,351,834 1,370,004
GNMA TBA
1.50%, 11/15/2051 25,000 24,505
2.00%, 11/15/2051 3,675,000 3,721,440
2.50%, 11/15/2051 2,125,000 2,184,392
3.00%, 11/15/2051 100,000 103,836
3.50%, 11/15/2051 1,800,000 1,882,828
4.00%, 11/15/2051 2,625,000 2,781,987
Total Mortgage-Backed Securities
(cost $111,100,013) 110,793,130
Foreign Government Securities 1.0%
CANADA 0.2%
Province of Alberta
1.88%, 11/13/2024 150,000 154,131
1.30%, 7/22/2030 60,000 57,194
Province of British
Columbia
1.75%, 9/27/2024 50,000 51,323
1.30%, 1/29/2031 25,000 24,094
Province of Manitoba,
3.05%, 5/14/2024 50,000 52,844
Province of Ontario
3.20%, 5/16/2024 150,000 159,050
0.63%, 1/21/2026 50,000 48,838
2.30%, 6/15/2026 45,000 46,961
1.05%, 5/21/2027 25,000 24,434
2.00%, 10/2/2029 25,000 25,448
1.13%, 10/7/2030 40,000 37,767
Province of Quebec
0.60%, 7/23/2025 50,000 49,116
2.50%, 4/20/2026 50,000 52,731
2.75%, 4/12/2027 25,000 26,735
810,666
CHILE 0.1%
Republic of Chile, 3.24%,
2/6/2028 250,000 263,670
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028 300,000 334,468
ISRAEL 0.1%
State of Israel Government
Bond, 2.75%, 7/3/2030 300,000 316,717
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY 0.1%
Italian Republic
Government Bond,
2.88%, 10/17/2029 300,000 305,770
MEXICO 0.1%
United Mexican States,
3.75%, 1/11/2028 300,000 324,762
PANAMA 0.1%
Republic of Panama,
8.88%, 9/30/2027 300,000 407,349
PERU 0.0%
†
Republic of Peru, 2.78%,
1/23/2031 200,000 198,900
PHILIPPINES 0.1%
Republic of Philippines,
5.50%, 3/30/2026 350,000 406,847
URUGUAY 0.1%
Oriental Republic of
Uruguay
4.38%, 10/27/2027 250,000 285,077
4.38%, 1/23/2031 250,000 288,733
573,810
Total Foreign Government Securities
(cost $3,938,126) 3,942,959
Supranational 1.0%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 985,321
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 1,023,234
Inter-American
Development Bank,
3.00%, 2/21/2024 1,000,000 1,053,580
International Bank for
Reconstruction &
Development, 2.50%,
3/19/2024 1,000,000 1,043,095
Total Supranational
(cost $4,139,747) 4,105,230
U.S. Treasury Obligations 27.1%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,456,094
1.88%, 2/15/2041 24,900,000 24,468,140
2.75%, 11/15/2042 6,500,000 7,345,508
3.00%, 2/15/2047 5,434,700 6,587,663
39,857,405

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 27
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
(continued)
U.S. Treasury Notes,
1.25%, 8/15/2031 72,000,000 69,963,750
Total U.S. Treasury Obligations
(cost $109,013,236) $ 109,821,155
Total Investments
(cost $420,533,124) — 104.0% 421,155,611
Liabilities in excess of other assets — (4.0)% (16,350,026)
NET ASSETS — 100.0%
$ 404,805,585
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $36,073,982 which represents 8.91% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.15% annually Rec 3/16/2027 USD 260,000 – – –
1 Day SONIA annually 0.59% annually Rec 3/16/2027 GBP 330,000 – 11,077 11,077
1 Day SONIA annually 0.64% annually Rec 3/16/2027 GBP 360,000 – 10,711 10,711
1 Day SONIA annually 0.8% annually Rec 3/16/2027 GBP 350,000 – 6,835 6,835
1 Day SONIA annually 0.81% annually Rec 3/16/2027 GBP 470,000 – 8,802 8,802
1 Day SONIA annually 0.82% annually Rec 3/16/2027 GBP 400,000 – 7,362 7,362
1 Day SONIA annually 0.87% annually Rec 3/16/2027 GBP 250,000 (71) 3,715 3,644
1 Day SONIA annually 0.88% annually Rec 3/16/2027 GBP 340,000 1,174 3,721 4,895
1 Day SONIA annually 0.95% annually Rec 3/16/2027 GBP 480,000 – 4,633 4,633
1 Day SONIA annually 0.96% annually Rec 3/16/2027 GBP 590,000 – 5,348 5,348
1 Day SONIA annually 0.98% annually Rec 3/16/2027 GBP 260,000 – 1,938 1,938
1 Day SONIA annually 1% annually Rec 3/16/2027 GBP 530,000 – 3,291 3,291
1 Day SONIA annually 1.01% annually Rec 3/16/2027 GBP 390,000 – 2,223 2,223
1 Day SONIA annually 1.03% annually Rec 3/16/2027 GBP 480,000 (453) 2,398 1,945
1 Day SONIA annually 1.04% annually Rec 3/16/2027 GBP 160,000 – 603 603
1 Day SONIA annually 1.08% annually Rec 3/16/2027 GBP 310,000 – – –
1 Month TIIE monthly 6.66% monthly Rec 3/10/2027 MXN 52,880,000 – 113,474 113,474
1 Month TIIE monthly 7.15% monthly Rec 3/10/2027 MXN 5,720,000 – 6,642 6,642

28 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month TIIE monthly 7.31% monthly Rec 3/10/2027 MXN 5,790,000 – 4,832 4,832
1 Month TIIE monthly 7.37% monthly Rec 3/10/2027 MXN 5,540,000 – 3,983 3,983
1 Month TIIE monthly 7.37% monthly Rec 3/10/2027 MXN 6,130,000 – 4,315 4,315
1 Month TIIE monthly 7.39% monthly Rec 3/10/2027 MXN 5,260,000 – 3,518 3,518
1 Month TIIE monthly 7.51% monthly Rec 3/10/2027 MXN 6,270,000 – 2,681 2,681
1 Month TIIE monthly 7.56% monthly Rec 3/10/2027 MXN 4,930,000 – 1,662 1,662
1 Month TIIE monthly 7.79% monthly Rec 3/10/2027 MXN 5,730,000 – – –
3 Month BA
semi-annually
1.42%
semi-annually Rec 3/16/2027 CAD 740,000 – 19,043 19,043
3 Month BA
semi-annually
1.43%
semi-annually Rec 3/16/2027 CAD 820,000 – 20,610 20,610
3 Month BA
semi-annually
1.43%
semi-annually Rec 3/16/2027 CAD 1,360,000 – 34,182 34,182
3 Month BA
semi-annually
1.44%
semi-annually Rec 3/16/2027 CAD 1,280,000 – 31,899 31,899
3 Month BA
semi-annually
1.45%
semi-annually Rec 3/16/2027 CAD 540,000 – 13,311 13,311
3 Month BA
semi-annually
1.45%
semi-annually Rec 3/16/2027 CAD 500,000 – 12,354 12,354
3 Month BA
semi-annually
1.46%
semi-annually Rec 3/16/2027 CAD 5,600,000 (6,266) 140,686 134,420
3 Month BA
semi-annually
1.7%
semi-annually Rec 3/16/2027 CAD 750,000 – 11,135 11,135
3 Month STIBOR
quarterly
0.88% annually
Pay 3/16/2027 SEK 4,700,000 – – –
6 Month WIBOR
semi-annually
2.54% annually
Rec 3/16/2027 PLN 1,540,000 – 5,319 5,319
6 Month WIBOR
semi-annually
2.59% annually
Rec 3/16/2027 PLN 1,440,000 – 4,155 4,155
6 Month WIBOR
semi-annually
2.63% annually
Rec 3/16/2027 PLN 1,130,000 – 2,756 2,756
6 Month WIBOR
semi-annually
2.64% annually
Rec 3/16/2027 PLN 850,000 – 1,955 1,955
6 Month WIBOR
semi-annually
2.67% annually
Rec 3/16/2027 PLN 1,150,000 – 2,305 2,305
6 Month WIBOR
semi-annually
2.69% annually
Rec 3/16/2027 PLN 1,600,000 – 2,762 2,762
6 Month WIBOR
semi-annually
2.74% annually
Rec 3/16/2027 PLN 1,580,000 – 1,811 1,811
6 Month WIBOR
semi-annually
2.76% annually
Rec 3/16/2027 PLN 1,280,000 – 1,192 1,192
6 Month WIBOR
semi-annually
2.81% annually
Rec 3/16/2027 PLN 1,490,000 – 498 498
(5,616) 519,737 514,121
1 Day SOFR annually 1.11% annually Rec 3/16/2027 USD 610,000 – (226) (226)
1 Day SOFR annually 1.12% annually Rec 3/16/2027 USD 1,080,000 – (825) (825)
1 Day SOFR annually 1.18% annually Rec 3/16/2027 USD 360,000 – (1,375) (1,375)
1 Day SORA
semi-annually
0.84%
semi-annually Pay 3/16/2027 SGD 2,290,554 – (53,096) (53,096)
1 Day SORA
semi-annually
0.85%
semi-annually Pay 3/16/2027 SGD 1,326,976 – (30,043) (30,043)
1 Day SORA
semi-annually
0.85%
semi-annually Pay 3/16/2027 SGD 4,447,000 – (101,721) (101,721)
1 Day SORA
semi-annually
1.19%
semi-annually Pay 3/16/2027 SGD 440,000 – (4,625) (4,625)
1 Day SORA
semi-annually
1.21%
semi-annually Pay 3/16/2027 SGD 183,195 – (1,820) (1,820)
1 Day SORA
semi-annually
1.22%
semi-annually Pay 3/16/2027 SGD 223,905 – (2,112) (2,112)

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 29
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SORA
semi-annually
1.23%
semi-annually Pay 3/16/2027 SGD 182,900 – (1,639) (1,639)
1 Day SORA
semi-annually
1.35%
semi-annually Pay 3/16/2027 SGD 210,000 – (1,012) (1,012)
1 Day SORA
semi-annually
1.36%
semi-annually Pay 3/16/2027 SGD 290,000 – (1,303) (1,303)
1 Day SORA
semi-annually
1.37%
semi-annually Pay 3/16/2027 SGD 490,000 – (1,955) (1,955)
1 Day SORA
semi-annually
1.37%
semi-annually Pay 3/16/2027 SGD 490,000 – (2,061) (2,061)
1 Day SORA
semi-annually
1.42%
semi-annually Pay 3/16/2027 SGD 470,000 – (1,096) (1,096)
3 Month HIBOR
quarterly
0.95% quarterly
Pay 3/16/2027 HKD 2,774,000 – (9,228) (9,228)
3 Month HIBOR
quarterly
0.95% quarterly
Pay 3/16/2027 HKD 1,026,000 – (3,432) (3,432)
3 Month HIBOR
quarterly
0.96% quarterly
Pay 3/16/2027 HKD 1,820,000 – (6,103) (6,103)
3 Month HIBOR
quarterly
0.96% quarterly
Pay 3/16/2027 HKD 3,310,000 – (10,834) (10,834)
3 Month HIBOR
quarterly
0.98% quarterly
Pay 3/16/2027 HKD 3,460,000 – (10,924) (10,924)
3 Month HIBOR
quarterly
0.98% quarterly
Pay 3/16/2027 HKD 3,460,000 – (10,902) (10,902)
3 Month HIBOR
quarterly
0.99% quarterly
Pay 3/16/2027 HKD 2,200,000 – (6,718) (6,718)
3 Month HIBOR
quarterly
1.15% quarterly
Pay 3/16/2027 HKD 2,844,800 – (5,833) (5,833)
3 Month HIBOR
quarterly
1.15% quarterly
Pay 3/16/2027 HKD 3,200,400 – (6,582) (6,582)
3 Month HIBOR
quarterly
1.16% quarterly
Pay 3/16/2027 HKD 2,844,800 – (5,655) (5,655)
3 Month HIBOR
quarterly
1.19% quarterly
Pay 3/16/2027 HKD 1,828,000 – (3,284) (3,284)
3 Month HIBOR
quarterly
1.19% quarterly
Pay 3/16/2027 HKD 2,742,000 – (4,909) (4,909)
3 Month HIBOR
quarterly
1.43% quarterly
Pay 3/16/2027 HKD 2,387,000 – (741) (741)
3 Month HIBOR
quarterly
1.43% quarterly
Pay 3/16/2027 HKD 753,200 – (246) (246)
3 Month HIBOR
quarterly
1.44% quarterly
Pay 3/16/2027 HKD 1,936,800 – (540) (540)
3 Month HIBOR
quarterly
1.47% quarterly
Pay 3/16/2027 HKD 1,023,000 – (93) (93)
3 Month JIBAR
quarterly
6.86% quarterly
Pay 3/16/2027 ZAR 5,000,000 – (5,415) (5,415)
3 Month JIBAR
quarterly
6.92% quarterly
Pay 3/16/2027 ZAR 4,140,000 – (3,758) (3,758)
3 Month JIBAR
quarterly
6.98% quarterly
Pay 3/16/2027 ZAR 4,040,000 – (3,013) (3,013)
3 Month JIBAR
quarterly
6.98% quarterly
Pay 3/16/2027 ZAR 4,850,000 – (3,605) (3,605)
3 Month JIBAR
quarterly
7% quarterly
Pay 3/16/2027 ZAR 2,700,000 – (1,883) (1,883)
3 Month JIBAR
quarterly
7.05% quarterly
Pay 3/16/2027 ZAR 4,580,000 – (2,552) (2,552)
3 Month JIBAR
quarterly
7.09% quarterly
Pay 3/16/2027 ZAR 4,520,000 – (2,092) (2,092)
3 Month STIBOR
quarterly
0.48% annually
Pay 3/16/2027 SEK 5,370,000 – (12,427) (12,427)

30 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month STIBOR
quarterly
0.5% annually
Pay 3/16/2027 SEK 3,560,000 – (7,778) (7,778)
3 Month STIBOR
quarterly
0.53% annually
Pay 3/16/2027 SEK 5,100,000 – (10,175) (10,175)
3 Month STIBOR
quarterly
0.55% annually
Pay 3/16/2027 SEK 4,920,000 – (9,335) (9,335)
3 Month STIBOR
quarterly
0.59% annually
Pay 3/16/2027 SEK 4,040,000 – (6,806) (6,806)
3 Month STIBOR
quarterly
0.59% annually
Pay 3/16/2027 SEK 5,210,000 – (8,778) (8,778)
3 Month STIBOR
quarterly
0.59% annually
Pay 3/16/2027 SEK 4,410,000 – (7,252) (7,252)
3 Month STIBOR
quarterly
0.6% annually
Pay 3/16/2027 SEK 4,380,000 – (6,926) (6,926)
3 Month STIBOR
quarterly
0.61% annually
Pay 3/16/2027 SEK 5,500,000 – (8,539) (8,539)
3 Month STIBOR
quarterly
0.61% annually
Pay 3/16/2027 SEK 3,970,000 – (6,175) (6,175)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 3,100,000 – (4,599) (4,599)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 5,650,000 736 (9,173) (8,437)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 2,270,000 – (3,420) (3,420)
3 Month STIBOR
quarterly
0.68% annually
Pay 3/16/2027 SEK 3,190,000 – (3,559) (3,559)
3 Month STIBOR
quarterly
0.7% annually
Pay 3/16/2027 SEK 3,820,000 – (3,911) (3,911)
3 Month STIBOR
quarterly
0.71% annually
Pay 3/16/2027 SEK 2,520,000 – (2,449) (2,449)
3 Month STIBOR
quarterly
0.72% annually
Pay 3/16/2027 SEK 1,760,000 64 (1,677) (1,613)
3 Month STIBOR
quarterly
0.81% annually
Pay 3/16/2027 SEK 4,900,000 – (1,890) (1,890)
6 Month BBR
semi-annually
0.95%
semi-annually Pay 3/16/2027 AUD 630,000 – (21,427) (21,427)
6 Month BBR
semi-annually
0.98%
semi-annually Pay 3/16/2027 AUD 500,000 – (16,422) (16,422)
6 Month BBR
semi-annually
0.98%
semi-annually Pay 3/16/2027 AUD 435,000 – (14,365) (14,365)
6 Month BBR
semi-annually
0.98%
semi-annually Pay 3/16/2027 AUD 435,000 – (14,272) (14,272)
6 Month BBR
semi-annually
0.99%
semi-annually Pay 3/16/2027 AUD 1,460,000 – (47,533) (47,533)
6 Month BBR
semi-annually
1.01%
semi-annually Pay 3/16/2027 AUD 295,000 – (9,387) (9,387)
6 Month BBR
semi-annually
1.01%
semi-annually Pay 3/16/2027 AUD 295,000 – (9,392) (9,392)
6 Month BBR
semi-annually
1.02%
semi-annually Pay 3/16/2027 AUD 1,060,000 – (33,445) (33,445)
6 Month BBR
semi-annually
1.05%
semi-annually Pay 3/16/2027 AUD 1,350,000 – (41,286) (41,286)
6 Month BBR
semi-annually
1.16%
semi-annually Pay 3/16/2027 AUD 530,000 – (14,096) (14,096)
6 Month BBR
semi-annually
1.18%
semi-annually Pay 3/16/2027 AUD 390,000 – (10,037) (10,037)
6 Month BBR
semi-annually
1.19%
semi-annually Pay 3/16/2027 AUD 320,100 – (8,134) (8,134)
6 Month BBR
semi-annually
1.2%
semi-annually Pay 3/16/2027 AUD 320,100 – (8,077) (8,077)

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 31
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month BBR
semi-annually
1.2%
semi-annually Pay 3/16/2027 AUD 329,800 – (8,316) (8,316)
6 Month BBR
semi-annually
1.21%
semi-annually Pay 3/16/2027 AUD 790,000 – (19,650) (19,650)
6 Month BBR
semi-annually
1.23%
semi-annually Pay 3/16/2027 AUD 385,000 – (9,210) (9,210)
6 Month BBR
semi-annually
1.24%
semi-annually Pay 3/16/2027 AUD 385,000 – (9,127) (9,127)
6 Month BBR
semi-annually
1.29%
semi-annually Pay 3/16/2027 AUD 235,000 – (5,162) (5,162)
6 Month BBR
semi-annually
1.31%
semi-annually Pay 3/16/2027 AUD 235,000 – (5,001) (5,001)
6 Month BBR
semi-annually
1.32%
semi-annually Pay 3/16/2027 AUD 350,000 – (7,235) (7,235)
6 Month BBR
semi-annually
1.33%
semi-annually Pay 3/16/2027 AUD 290,000 – (5,943) (5,943)
6 Month BBR
semi-annually
1.33%
semi-annually Pay 3/16/2027 AUD 420,000 – (8,531) (8,531)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 120,000 – (2,317) (2,317)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 200,000 – (3,858) (3,858)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 230,000 – (4,420) (4,420)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 200,000 – (3,854) (3,854)
6 Month BBR
semi-annually
1.39%
semi-annually Pay 3/16/2027 AUD 400,000 – (7,249) (7,249)
6 Month BBR
semi-annually
1.39%
semi-annually Pay 3/16/2027 AUD 400,000 – (7,364) (7,364)
6 Month BBR
semi-annually
1.46%
semi-annually Pay 3/16/2027 AUD 860,000 – (13,478) (13,478)
6 Month BBR
semi-annually
1.53%
semi-annually Pay 3/16/2027 AUD 630,000 – (8,290) (8,290)
6 Month BBR
semi-annually
1.54%
semi-annually Pay 3/16/2027 AUD 570,000 – (7,383) (7,383)
6 Month BBR
semi-annually
1.75%
semi-annually Pay 3/16/2027 AUD 340,000 – (1,865) (1,865)
6 Month BBR
semi-annually
1.76%
semi-annually Pay 3/16/2027 AUD 330,000 – (1,662) (1,662)
6 Month BBR
semi-annually
1.87%
semi-annually Pay 3/16/2027 AUD 340,000 – (400) (400)
6 Month EURIBOR
semi-annually
0% annually
Pay 3/16/2027 EUR 490,000 – (2,903) (2,903)
6 Month EURIBOR
semi-annually
-0.01% annually
Pay 3/16/2027 EUR 640,000 721 (4,675) (3,954)
6 Month EURIBOR
semi-annually
0.03% annually
Pay 3/16/2027 EUR 260,000 14 (1,121) (1,107)
6 Month EURIBOR
semi-annually
0.03% annually
Pay 3/16/2027 EUR 470,000 – (2,073) (2,073)
6 Month EURIBOR
semi-annually
-0.06% annually
Pay 3/16/2027 EUR 1,320,000 – (12,393) (12,393)
6 Month EURIBOR
semi-annually
-0.11% annually
Pay 3/16/2027 EUR 400,000 (639) (4,207) (4,846)
896 (843,680) (842,784)
(4,720) (323,943) (328,663)
– – –

32 - Statement of Investments - October 31, 2021 - Nationwide Bond Portfolio
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand
OTC Interest rate swap contracts outstanding as of October 31, 2021 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
1.58%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
1,785,848,165 – 50,859 50,859
3 Month CD_KSDA
quarterly
1.58%
quarterly
Rec Citibank NA
3/16/2027
KRW
2,473,334,385 – 69,826 69,826
3 Month CD_KSDA
quarterly
1.64%
quarterly
Rec Citibank NA
3/16/2027
KRW
4,937,747,450 – 128,691 128,691
3 Month CD_KSDA
quarterly
2.04%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
303,534,000 – 2,974 2,974
3 Month CD_KSDA
quarterly
2.05%
quarterly
Rec BNP Paribas
3/16/2027
KRW
480,017,340 – 4,511 4,511
3 Month CD_KSDA
quarterly
2.05%
quarterly
Rec JPMorgan
Chase Bank
NA 3/16/2027
KRW
300,498,660 – 2,884 2,884
3 Month CD_KSDA
quarterly
2.07%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
804,389,400 – 7,074 7,074
3 Month CD_KSDA
quarterly
2.11%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
685,220,600 – 4,816 4,816
– 271,635 271,635
– 271,635 271,635
At October 31, 2021, the Fund had $529,645 segregated as collateral for interest rate swap contracts.
Currency:
KRW South Korean won
Forward Foreign Currency Contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 247,608 GBP 180,000 Goldman Sachs International 12/15/2021 1,229
Total unrealized appreciation 1,229
USD 292,139 CAD 370,000 Bank of America NA 12/15/2021 (6,848)
Total unrealized depreciation (6,848)
Net unrealized depreciation (5,619)
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar

Nationwide Bond Portfolio - October 31, 2021 - Statement of Investments - 33
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 185 12/2021 AUD 18,766,761 (1,235,724)
Canada 10 Year Bond 163 12/2021 CAD 18,564,035 (677,071)
Euro-Bund 131 12/2021 EUR 25,459,420 (130,222)
U.S. Treasury 2 Year Note 128 12/2021 USD 28,064,000 (121,441)
U.S. Treasury 5 Year Note 95 12/2021 USD 11,566,250 (41,539)
U.S. Treasury 10 Year Ultra Note 13 12/2021 USD 1,885,406 (12,988)
U.S. Treasury Ultra Bond 19 12/2021 USD 3,731,719 8,130
(2,210,855)
Short Contracts
Long Gilt (229) 12/2021 GBP (39,149,672) 225,625
U.S. Treasury 10 Year Note (480) 12/2021 USD (62,737,500) 1,223,170
U.S. Treasury Long Bond (35) 12/2021 USD (5,629,531) 119,619
1,568,414
(642,441)
As of October 31, 2021, the Fund had $2,854,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities 6.6%
Principal
Amount ($) Value ($)
Automobiles 0.6%
Avis Budget Rental Car
Funding AESOP LLC,
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 2,164,704
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,294,098
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,904,870
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 2,051,828
Toyota Auto Loan Extended
Note Trust
Series 2020-1A, Class A,
1.35%, 5/25/2033(a) 3,150,000 3,160,101
Series 2021-1A, Class A,
1.07%, 2/27/2034(a) 3,690,000 3,646,337
15,221,938
Home Equity 0.7%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.79%,
10/25/2035(b) 2,330,000 2,301,976
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.14%, 11/25/2034(b) 1,815,679 1,828,580
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
0.99%, 8/25/2034(b) 4,001,840 3,989,942
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 0.51%,
8/25/2034(b) 1,823,591 1,783,580
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.63%,
12/25/2034(b) 835,614 820,342
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.21%,
11/25/2036(b) 1,108,095 1,068,833
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.14%, 6/25/2035(b) 1,090,000 1,086,204
JP Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
1.02%, 12/25/2035(b) 2,190,000 2,192,371
RAAC Trust, Series 2005-
SP3, Class M2, 1.29%,
12/25/2035(b) 642,514 642,819
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.33%, 10/25/2046(b) 1,329,000 1,230,871
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.29%,
8/25/2034(b) 1,000,000 1,002,158
17,947,676
Other 4.0%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 2.08%,
1/20/2032(a)(b) 1,340,000 1,341,205
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.38%,
11/2/2030(a)(b) 392,000 392,002
Apidos CLO XII, Series 2013-
12A, Class AR, 1.20%,
4/15/2031(a)(b) 1,100,000 1,100,714
Avery Point VII CLO Ltd.,
Series 2015-7A, Class AR2,
1.08%, 1/15/2028(a)(b) 2,983,047 2,983,175
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.31%, 4/18/2033(a)(b) 2,250,000 2,250,634
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
1.33%, 11/20/2030(a)(b) 970,000 970,016
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.18%, 11/20/2028(a)(b) 1,498,651 1,499,021
Series 2013-2A, Class A1R,
1.31%, 10/22/2030(a)(b) 735,289 736,464
Series 2015-3A, Class A1R,
1.13%, 4/20/2031(a)(b) 1,215,000 1,211,402
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.20%, 7/15/2031(a)(b) 2,000,000 2,001,332
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A,
1.51%, 1/15/2033(a)(b) 1,140,000 1,143,101
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.14%, 7/28/2028(a)(b) 420,927 421,034
Series 2014-1A, Class
A1R2, 1.09%, 4/17/2031(a)
(b) 1,450,590 1,452,414
Series 2014-3RA, Class
A1A, 1.18%, 7/27/2031(a)
(b) 743,875 744,463
Carlyle US CLO Ltd., Series
2017-2A, Class A1R,
1.18%, 7/20/2031(a)(b) 2,700,000 2,700,432
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.83%,
4/20/2029(a)(b) 1,300,000 1,300,618

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CBAM Ltd., Series 2017-
1A, Class A1, 1.38%,
7/20/2030(a)(b) 1,050,000 1,050,941
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 1.97%, 10/15/2031(a)(b) 360,000 360,435
CIFC Funding Ltd., Series
2021-4A, Class A, 1.17%,
7/15/2033(a)(b) 1,980,000 1,981,271
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.53%, 7/20/2028(a)(b) 760,000 760,471
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,764,173 1,744,808
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.33%,
11/22/2031(a)(b) 450,000 450,005
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.24%, 10/29/2029(a)(b) 725,000 725,010
Golub Capital Partners CLO
47M Ltd., Series 2020-
47A, Class A1, 1.80%,
5/5/2032(a)(b) 1,640,000 1,641,955
Golub Capital Partners CLO
54M LP, Series 2021-54A,
Class A, 1.65%, 8/5/2033(a)
(b) 1,750,000 1,750,228
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 2,009,820 1,978,543
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 2.02%, 12/20/2029(a)(b) 2,290,000 2,290,976
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.13%, 4/15/2031(a)(b) 1,500,000 1,501,013
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
1.11%, 7/15/2039(a)(b) 2,070,000 2,067,796
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.28%, 1/27/2031(a)(b) 2,250,000 2,251,514
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.39%,
1/20/2030(a)(b) 1,850,000 1,853,321
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.82%,
1/17/2030(a)(b) 750,000 747,462
Jamestown CLO X Ltd.,
Series 2017-10A, Class
A1R, 1.15%, 7/17/2029(a)
(b) 3,450,000 3,450,538
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
KKR CLO Ltd., Series
21, Class A, 1.12%,
4/15/2031(a)(b) 1,160,000 1,157,620
LCM XVIII LP, Series
19A, Class AR, 1.36%,
7/15/2027(a)(b) 116,188 116,399
Legacy Mortgage Asset Trust,
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,448,758 1,451,402
Madison Park Funding X Ltd.,
Series 2012-10A, Class
AR3, 1.14%, 1/20/2029(a)
(b) 1,958,644 1,959,498
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 1.12%,
4/20/2032(a)(b) 2,140,000 2,140,000
MF1 Ltd., Series 2021-
FL7, Class A, 1.17%,
10/16/2036(a)(b) 2,080,000 2,080,415
MidOcean Credit CLO VIII,
Series 2018-8A, Class A1R,
1.18%, 2/20/2031(a)(b) 2,860,000 2,860,109
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,207,825
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.73%,
10/20/2030(a)(b) 510,000 510,198
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.14%, 4/19/2030(a)(b) 500,000 500,091
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.25%, 10/19/2031(a)(b) 283,333 283,494
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
1.09%, 7/25/2030(a)(b) 1,050,000 1,051,111
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 1.12%,
2/14/2031(a)(b) 720,000 720,022
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.17%, 5/23/2031(a)(b) 500,000 500,020
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.93%,
5/20/2031(a)(b) 1,810,000 1,810,840
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 1,131,491 1,136,867
Recette CLO Ltd., Series
2015-1A, Class ARR,
1.21%, 4/20/2034(a)(b) 340,000 340,351

36 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.17%, 7/15/2028(a)(b) 333,095 333,206
Stonepeak ABS, Series 2021-
1A 2.30%, 2/28/2033(a) 2,460,000 2,463,737
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,214,342 2,360,969
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.08%, 4/16/2031(a)(b) 1,750,000 1,750,901
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class BR,
1.72%, 7/23/2033(a)(b) 2,320,000 2,320,856
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
2.24%, 10/25/2048(a)(b) 970,000 1,011,525
Series 2019-HY2, Class A1,
1.09%, 5/25/2058(a)(b) 1,314,508 1,325,616
TRP LLC, Series 2021-
1, Class A, 2.07%,
6/19/2051(a) 885,140 879,468
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.01%, 4/15/2029(a)
(b) 1,443,619 1,444,427
Series 2013-1A, Class A2R,
1.62%, 4/15/2029(a)(b) 1,500,000 1,500,534
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.16%,
4/20/2031(a)(b) 1,300,000 1,300,868
Voya CLO Ltd.
Series 2018-2A, Class A1,
1.12%, 7/15/2031(a)(b) 1,586,582 1,588,057
Series 2018-3A, Class A1A,
1.27%, 10/15/2031(a)(b) 940,000 940,962
Series 2016-3A, Class A1R,
1.31%, 10/18/2031(a)(b) 2,200,000 2,203,210
Series 2018-4A, Class
A1AR, 1.16%, 1/15/2032(a)
(b) 1,930,000 1,930,257
Whitebox CLO II Ltd.
Series 2020-2A, Class A1,
1.87%, 10/24/2031(a)(b) 2,140,000 2,143,711
Series 2020-2A, Class A1R,
0.00%, 10/24/2034(a)(b) 2,260,000 2,260,000
97,438,880
Student Loan 1.3%
AccessLex Institute, Series
2007-A, Class A3, 0.43%,
5/25/2036(b) 2,740,784 2,696,701
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,804,583 1,777,645
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 288,296 288,930
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.24%,
11/25/2069(a)(b) 1,693,894 1,723,251
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.09%, 5/20/2030(b) 1,340,844 1,345,188
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,496,165
Series 2019-D, Class A2B,
1.14%, 12/15/2059(a)(b) 3,459,529 3,499,363
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,198,065
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,759,482 1,759,032
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
0.69%, 12/26/2069(a)(b) 2,534,704 2,547,872
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.27%, 10/25/2029(b) 332,944 331,507
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 1,030,556
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,518,600 1,518,152
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,828,110 1,783,754
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,120,000 2,096,414
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 1,930,756 1,961,798
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,585,871 1,610,374
32,664,767
Total Asset-Backed Securities
(cost $162,160,600)
163,273,261
Collateralized Mortgage Obligations 2.3%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.19%,
10/25/2039(a)(b) 219,850 220,491

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 37
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
CSMC Trust
Series 2015-12R, Class
2A1, 0.58%, 11/30/2037(a)
(b) 1,023,841 1,023,099
Series 2021-2R, Class 1A1,
1.83%, 7/25/2047(a)(b) 1,056,073 1,063,120
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 455,557 451,808
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 455,557 451,602
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,582,734 1,599,689
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 2,027,376 2,016,974
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,782,779
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.22%, 4/19/2047(b) 1,020,475 917,881
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,966,163 1,952,872
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 2.15%, 10/25/2033(a)
(b) 570,000 581,844
Series 2021-DNA5, Class
M2, 1.70%, 1/25/2034(a)(b) 510,000 512,890
Series 2021-DNA6, Class
M2, 1.55%, 10/25/2041(a)
(b) 2,090,000 2,093,372
Series 2020-DNA4, Class
M2, 3.84%, 8/25/2050(a)(b) 396,820 399,300
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.64%, 7/25/2028(b) 662,297 693,803
Series 2017-DNA2, Class
M2, 3.54%, 10/25/2029(b) 1,990,000 2,054,020
Series 2017-DNA3, Class
M2, 2.59%, 3/25/2030(b) 1,905,000 1,945,693
Series 2021-DNA2, Class
M2, 2.35%, 8/25/2033(a)(b) 1,080,000 1,101,675
FNMA
Series 2014-C02, Class
1M2, 2.69%, 5/25/2024(b) 1,029,178 1,041,803
Series 2014-C02, Class
2M2, 2.69%, 5/25/2024(b) 525,168 533,740
Series 2014-C03, Class
1M2, 3.09%, 7/25/2024(b) 593,977 603,961
Series 2016-C02, Class
1M2, 6.09%, 9/25/2028(b) 769,706 805,063
Series 2016-C04, Class
1M2, 4.34%, 1/25/2029(b) 1,063,209 1,100,421
Series 2016-C06, Class
1M2, 4.34%, 4/25/2029(b) 625,400 649,706
Series 2017-C05, Class
1M2, 2.29%, 1/25/2030(b) 1,281,116 1,303,931
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-C01, Class
1M2, 2.34%, 7/25/2030(b) 1,529,263 1,549,219
GNMA REMICS, Series
2020-H09, Class FL, 1.24%,
5/20/2070(b) 607,416 635,539
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.23%,
9/26/2037(a)(b) 1,293,851 1,286,743
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,876,244 1,938,823
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,372,562 1,378,430
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 523,435 521,045
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.35%,
4/25/2035(b) 1,231,887 1,231,173
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 3,211,394 3,417,324
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 1,169,998 1,199,285
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 2,073,281 2,165,801
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 922,604 995,804
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 895,469 966,256
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 2,013,395 2,022,566
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,262,888
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,280,754
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.71%, 8/25/2034(b) 1,894,360 1,958,172
Series 2005-AR13, Class
A1A1, 0.67%, 10/25/2045(b) 706,882 709,861
Total Collateralized Mortgage Obligations
(cost $56,070,879)
56,421,220
Commercial Mortgage-Backed Securities 3.4%
AOA Mortgage Trust, Series
2021-1177, Class A, 0.00%,
10/15/2038(a)(b) 2,580,000 2,579,234
AREIT Trust, Series 2021-
CRE5, Class A, 1.17%,
7/17/2026(a)(b) 1,540,000 1,538,129

38 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
0.94%, 9/15/2034(a)(b) 2,500,000 2,495,256
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,308,004
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,535,576
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,164,417
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
0.94%, 8/15/2036(a)(b) 2,610,000 2,608,372
BDS, Series 2021-FL8, Class
A, 1.00%, 1/18/2036(a)(b) 1,025,000 1,019,939
BHMS, Series 2018-
ATLS, Class D, 2.34%,
7/15/2035(a)(b) 3,830,000 3,810,747
BPR Trust, Series 2021-
TY, Class B, 1.23%,
9/15/2038(a)(b) 780,000 780,000
BX Commercial Mortgage
Trust
Series 2019-IMC, Class A,
1.09%, 4/15/2034(a)(b) 4,420,000 4,417,334
Series 2021-XL2, Class D,
1.50%, 10/15/2036(a)(b) 2,500,000 2,447,897
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 2,075,071
BX Trust
Series 2021-BXMF, Class A,
0.00%, 10/15/2026(a)(b) 1,310,000 1,299,481
Series 2019-MMP, Class A,
1.09%, 8/15/2036(a)(b) 2,009,942 2,008,126
Series 2021-ARIA, Class D,
1.98%, 10/15/2036(a)(b) 2,490,000 2,479,083
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,609,434
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,410,761
CHT Mortgage Trust, Series
2017-CSMO, Class A,
1.02%, 11/15/2036(a)(b) 1,670,000 1,669,473
Credit Suisse Commercial
Mortgage Securities Corp.,
Series 2019-SKLZ, Class A,
1.34%, 1/15/2034(a)(b) 756,221 759,700
Credit Suisse Mortgage
Capital Certificates, Series
2019-ICE4, Class A, 1.07%,
5/15/2036(a)(b) 4,260,000 4,258,722
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,622,066
GNMA REMICS
Series 2020-157, Class , IO,
0.97%, 6/16/2062(b) 9,898,397 783,666
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-190, Class , IO,
1.06%, 11/16/2062(b) 11,233,448 1,013,003
GS Mortgage Securities
Corp. Trust, Series 2020-
DUNE, Class A, 1.19%,
12/15/2036(a)(b) 4,500,000 4,520,451
GS Mortgage Securities
Corportation Trust, Series
2021-IP, Class A, 1.05%,
10/15/2036(a)(b) 1,500,000 1,500,454
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,158,307
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,356,203
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 2.84%,
5/15/2038(a)(b) 2,040,000 2,027,300
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
GFL, 3.09%, 1/16/2037(a)
(b) 2,106,980 2,052,877
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,446,329
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,159,028
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,689,250
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.49%, 5/15/2036(a)(b) 1,780,000 1,764,082
Series 2018-H4, Class XA,
IO, 0.85%, 12/15/2051(b) 21,194,837 1,081,026
OPG Trust, Series 2021-
PORT, Class A, 0.58%,
10/15/2036(a)(b) 2,000,000 1,983,920
Ready Capital Mortgage
Financing LLC, Series
2021-FL6, Class A, 1.04%,
7/25/2036(a)(b) 980,000 979,700
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 1.24%,
5/15/2038(a)(b) 2,280,000 2,280,686
SREIT Trust, Series 2021-
PALM, Class B, 0.91%,
10/15/2034(a)(b) 1,510,000 1,501,285
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,646,089

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 39
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Wells Fargo Commercial
Mortgage Trust, Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,256,035
Total Commercial Mortgage-Backed
Securities
(cost $82,014,976) 83,096,513
Common Stocks 51.9%
Shares
Aerospace & Defense 0.7%
AAR Corp. * 1,255 44,389
Aerojet Rocketdyne Holdings,
Inc. 1,627 71,604
AeroVironment, Inc. * 479 42,684
AerSale Corp. * 17 380
Archer Aviation, Inc., Class A * 101 576
Astronics Corp. * 864 11,146
Axon Enterprise, Inc. * 1,713 308,271
Boeing Co. (The) * 14,501 3,002,142
BWX Technologies, Inc. 2,107 119,551
Curtiss-Wright Corp. 1,154 147,343
Ducommun, Inc. * 397 19,211
General Dynamics Corp. 7,213 1,462,436
HEICO Corp. 3,333 437,002
Hexcel Corp. * 2,059 116,828
Howmet Aerospace, Inc. 13,381 397,282
Huntington Ingalls Industries,
Inc. 924 187,323
Kaman Corp. 983 35,182
Kratos Defense & Security
Solutions, Inc. * 3,734 79,870
L3Harris Technologies, Inc. 5,393 1,243,302
Lilium NV * 81 731
Lockheed Martin Corp. 6,574 2,184,672
Maxar Technologies, Inc. 1,836 48,746
Mercury Systems, Inc. * 1,369 70,558
Moog, Inc., Class A 974 73,566
National Presto Industries, Inc. 185 15,383
Northrop Grumman Corp. 3,984 1,423,164
PAE, Inc. * 2,224 22,062
Park Aerospace Corp. 744 9,739
Parsons Corp. * 793 27,470
Raytheon Technologies Corp. 40,699 3,616,513
Rocket Lab USA, Inc. * 68 955
Spirit AeroSystems Holdings,
Inc., Class A 2,722 112,391
Textron, Inc. 5,983 441,845
TransDigm Group, Inc. * 1,375 857,753
Triumph Group, Inc. * 1,789 36,585
Vectrus, Inc. * 412 19,953
Virgin Galactic Holdings,
Inc. *(d) 4,099 76,856
16,765,464
Air Freight & Logistics 0.3%
Air Transport Services Group,
Inc. * 780 19,414
Common Stocks
Shares Value ($)
Air Freight & Logistics
Atlas Air Worldwide Holdings,
Inc. * 888 72,034
CH Robinson Worldwide, Inc. 3,332 323,171
Echo Global Logistics, Inc. * 55 2,653
Expeditors International of
Washington, Inc. 4,475 551,588
FedEx Corp. 6,486 1,527,648
Forward Air Corp. 958 96,336
GXO Logistics, Inc. * 2,511 222,977
Hub Group, Inc., Class A * 1,119 87,920
Radiant Logistics, Inc. * 1,357 9,133
United Parcel Service, Inc.,
Class B 19,370 4,134,914
7,047,788
Airlines 0.1%
Alaska Air Group, Inc. * 3,274 172,867
Allegiant Travel Co. * 471 82,552
American Airlines Group,
Inc. *(d) 16,185 310,752
Blade Air Mobility, Inc. * 127 1,203
Copa Holdings SA, Class A * 622 46,003
Delta Air Lines, Inc. * 24,845 972,185
Frontier Group Holdings, Inc. * 1,961 30,690
Hawaiian Holdings, Inc. * 1,701 32,914
JetBlue Airways Corp. * 7,603 106,670
Joby Aviation, Inc. * 70 608
Mesa Air Group, Inc. * 943 7,110
SkyWest, Inc. * 882 37,952
Southwest Airlines Co. * 20,261 957,940
Spirit Airlines, Inc. * 3,034 66,293
Sun Country Airlines Holdings,
Inc. * 40 1,211
United Airlines Holdings, Inc. * 8,918 411,477
3,238,427
Auto Components 0.1%
Adient plc * 2,278 94,810
American Axle &
Manufacturing Holdings,
Inc. * 4,070 36,956
Aptiv plc * 6,879 1,189,310
BorgWarner, Inc. 6,056 272,944
Cooper-Standard Holdings,
Inc. * 557 14,449
Dana, Inc. 3,885 86,208
Dorman Products, Inc. * 615 64,194
Fox Factory Holding Corp. * 1,068 171,895
Gentex Corp. 6,246 221,046
Gentherm, Inc. * 787 57,947
Goodyear Tire & Rubber Co.
(The) * 7,226 138,161
Holley, Inc. * 40 436
LCI Industries 580 80,991
Lear Corp. 1,673 287,505
Luminar Technologies, Inc. * 446 7,310
Modine Manufacturing Co. * 1,815 19,965
Motorcar Parts of America,
Inc. * 685 12,960
Patrick Industries, Inc. 328 25,554

40 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Auto Components
QuantumScape Corp. * 276 7,987
Standard Motor Products, Inc. 698 33,434
Stoneridge, Inc. * 948 17,993
Tenneco, Inc., Class A * 1,806 23,966
Visteon Corp. * 664 75,151
XL Fleet Corp. * 241 1,321
XPEL, Inc. Reg. S* 484 36,736
2,979,229
Automobiles 1.2%
Arcimoto, Inc. * 57 666
Canoo, Inc. *(d) 3,680 29,514
Faraday Future Intelligent
Electric, Inc. * 63 540
Fisker, Inc. *(d) 4,635 74,392
Ford Motor Co. * 104,177 1,779,343
General Motors Co. * 46,413 2,526,259
Harley-Davidson, Inc. 4,329 157,965
Lordstown Motors Corp. * 221 1,142
Lucid Group, Inc. * 440 16,276
Stellantis NV 4,418 88,095
Tesla, Inc. * 21,288 23,714,832
Thor Industries, Inc. 1,280 130,509
Winnebago Industries, Inc. 1,817 122,993
Workhorse Group, Inc. *(d) 3,282 22,088
28,664,614
Banks 2.3%
1st Source Corp. 587 28,340
ACNB Corp. 18 499
Allegiance Bancshares, Inc. 40 1,567
Amalgamated Financial Corp. 473 8,684
Amerant Bancorp, Inc. * 829 22,010
American National
Bankshares, Inc. 425 15,767
Ameris Bancorp 565 29,600
Ames National Corp. 19 470
Arrow Financial Corp. 618 22,155
Associated Banc-Corp. 5,204 115,945
Atlantic Capital Bancshares,
Inc. * 805 22,146
Atlantic Union Bankshares
Corp. 2,831 101,548
Banc of California, Inc. 93 1,891
BancFirst Corp. 572 37,186
Bancorp, Inc. (The) * 624 19,063
Bank First Corp. (d) 222 15,760
Bank of America Corp. 198,628 9,490,446
Bank of Hawaii Corp. 1,507 127,341
Bank of Marin Bancorp 490 18,674
Bank of Montreal 420 45,574
Bank of Nova Scotia (The) 1,368 89,686
Bank of NT Butterfield & Son
Ltd. (The) 906 32,525
Bank OZK 4,640 207,269
BankUnited, Inc. 1,647 66,802
Banner Corp. 552 31,884
Bar Harbor Bankshares 572 16,988
Berkshire Hills Bancorp, Inc. 522 14,172
BOK Financial Corp. 707 71,527
Common Stocks
Shares Value ($)
Banks
Brookline Bancorp, Inc. 789 12,663
Bryn Mawr Bank Corp. 704 32,623
Business First Bancshares,
Inc. 500 13,340
Byline Bancorp, Inc. 931 23,983
Cadence Bank 3,132 90,879
Cambridge Bancorp 229 21,024
Camden National Corp. 531 25,276
Capital Bancorp, Inc. 299 7,610
Capital City Bank Group, Inc. 531 14,268
Capstar Financial Holdings,
Inc. 559 12,281
Carter Bankshares, Inc. * 881 13,197
Cathay General Bancorp 2,975 125,515
CBTX, Inc. 668 18,170
Central Pacific Financial Corp. 58 1,594
Century Bancorp, Inc., Class A 119 13,703
CIT Group, Inc. 2,623 129,917
Citigroup, Inc. 54,425 3,764,033
Citizens & Northern Corp. 531 13,546
Citizens Financial Group, Inc. 12,157 575,999
City Holding Co. 32 2,547
Civista Bancshares, Inc. 632 15,206
CNB Financial Corp. 587 15,068
Coastal Financial Corp. * 292 11,111
Columbia Banking System,
Inc. 775 26,451
Comerica, Inc. 3,828 325,725
Commerce Bancshares, Inc. 2,984 210,402
Community Bank System, Inc. 112 8,027
Community Trust Bancorp,
Inc. 610 26,645
ConnectOne Bancorp, Inc. 1,383 46,649
CrossFirst Bankshares, Inc. * 1,888 26,866
Cullen/Frost Bankers, Inc. 2,571 332,944
Customers Bancorp, Inc. * 205 10,924
CVB Financial Corp. 3,031 60,681
Dime Community Bancshares,
Inc. 344 12,274
Eagle Bancorp, Inc. 589 33,331
East West Bancorp, Inc. 4,054 322,212
Eastern Bankshares, Inc. 5,850 121,504
Enterprise Bancorp, Inc. 374 13,894
Enterprise Financial Services
Corp. 1,120 52,662
Equity Bancshares, Inc.,
Class A 557 18,637
Farmers & Merchants
Bancorp, Inc. 21 533
Farmers National Banc Corp. 989 17,624
FB Financial Corp. 1,167 52,900
Fidelity D&D Bancorp, Inc. 118 5,970
Fifth Third Bancorp 19,498 848,748
Financial Institutions, Inc. 468 14,939
First Bancorp, Inc. (The) 429 12,728
First Bancorp/NC 241 11,669
First Bancorp/PR 1,504 20,530
First Bancshares, Inc. (The) 782 31,475
First Bank 579 8,708
First Busey Corp. 1,900 48,431

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Banks
First Citizens BancShares,
Inc., Class A 168 136,735
First Commonwealth Financial
Corp. 498 7,619
First Community Bankshares,
Inc. 654 21,203
First Financial Bancorp 676 16,075
First Financial Bankshares,
Inc. 3,776 191,519
First Financial Corp. 24 1,028
First Foundation, Inc. 1,457 38,771
First Hawaiian, Inc. 3,501 96,593
First Horizon Corp. 14,717 249,747
First Internet Bancorp 322 10,961
First Interstate BancSystem,
Inc., Class A 1,282 53,293
First Merchants Corp. 1,214 50,478
First Mid Bancshares, Inc. 556 23,952
First Midwest Bancorp, Inc. 1,259 24,236
First of Long Island Corp.
(The) 867 17,453
First Republic Bank 4,989 1,079,270
Flushing Financial Corp. 1,093 26,254
FNB Corp. 9,699 112,993
Fulton Financial Corp. 3,767 60,649
German American Bancorp,
Inc. 837 32,995
Glacier Bancorp, Inc. 3,172 175,380
Great Southern Bancorp, Inc. 450 25,393
Great Western Bancorp, Inc. 724 24,652
Guaranty Bancshares, Inc. 348 13,064
Hancock Whitney Corp. 2,471 122,265
Hanmi Financial Corp. 875 19,416
HarborOne Bancorp, Inc. 1,900 27,303
HBT Financial, Inc. 317 5,716
Heartland Financial USA, Inc. 1,243 62,299
Heritage Commerce Corp. 2,212 26,522
Heritage Financial Corp. 429 10,656
Hilltop Holdings, Inc. 2,066 73,219
Home BancShares, Inc. 4,242 100,790
HomeTrust Bancshares, Inc. 599 18,210
Hope Bancorp, Inc. 252 3,677
Horizon Bancorp, Inc. 1,564 29,825
Howard Bancorp, Inc. * 423 8,760
HSBC Holdings plc , ADR-UK 6,866 206,461
Huntington Bancshares, Inc. 41,792 657,806
ICICI Bank Ltd. , ADR-IN 4,288 90,691
Independent Bank Corp. 1,604 83,483
Independent Bank Group, Inc. 905 65,422
International Bancshares
Corp. 1,269 53,806
Investors Bancorp, Inc. 5,991 91,662
JPMorgan Chase & Co. 80,263 13,635,881
KeyCorp 27,743 645,580
Lakeland Bancorp, Inc. 1,736 31,213
Lakeland Financial Corp. 890 63,964
Live Oak Bancshares, Inc. 510 45,482
M&T Bank Corp. 3,657 538,018
Macatawa Bank Corp. 1,759 14,776
Mercantile Bank Corp. 518 17,804
Common Stocks
Shares Value ($)
Banks
Metrocity Bankshares, Inc. 634 14,899
Metropolitan Bank Holding
Corp. * 899 81,683
Mid Penn Bancorp, Inc. 211 5,912
Midland States Bancorp, Inc. 854 21,914
MidWestOne Financial Group,
Inc. 537 16,835
MVB Financial Corp. 309 13,191
National Bank Holdings Corp.,
Class A 175 7,590
NBT Bancorp, Inc. 638 23,408
Nicolet Bankshares, Inc. * 337 24,227
Northrim Bancorp, Inc. 289 12,837
OceanFirst Financial Corp. 2,087 46,269
OFG Bancorp 223 5,776
Old National Bancorp 345 5,893
Old Second Bancorp, Inc. 1,029 13,933
Origin Bancorp, Inc. 782 34,877
Orrstown Financial Services,
Inc. 391 9,271
Pacific Premier Bancorp, Inc. 1,412 59,290
PacWest Bancorp 3,251 154,325
Park National Corp. (d) 529 68,024
Peapack-Gladstone Financial
Corp. 758 25,431
Peoples Bancorp, Inc. 859 27,454
Peoples Financial Services
Corp. 270 12,361
People's United Financial, Inc. 33,641 576,607
Pinnacle Financial Partners,
Inc. 2,100 202,797
PNC Financial Services
Group, Inc. (The) 11,582 2,444,149
Popular, Inc. 1,831 149,117
Preferred Bank 29 1,989
Primis Financial Corp. 791 11,984
Prosperity Bancshares, Inc. 2,547 191,815
QCR Holdings, Inc. 585 32,257
RBB Bancorp 628 16,121
Red River Bancshares, Inc. 169 8,852
Regions Financial Corp. 27,538 652,100
Reliant Bancorp, Inc. 530 17,956
Renasant Corp. 1,113 41,637
Republic Bancorp, Inc.,
Class A 361 19,501
Republic First Bancorp, Inc. * 1,351 4,188
S&T Bancorp, Inc. 327 9,993
Sandy Spring Bancorp, Inc. 1,611 76,458
Seacoast Banking Corp. of
Florida 757 27,578
ServisFirst Bancshares, Inc. 1,272 102,154
Sierra Bancorp 492 12,280
Signature Bank 2,027 603,681
Silvergate Capital Corp.,
Class A * 343 53,721
Simmons First National Corp.,
Class A 1,701 50,843
SmartFinancial, Inc. 545 14,165
South Plains Financial, Inc. 366 9,538
South State Corp. 1,734 135,408

42 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Southern First Bancshares,
Inc. * 308 16,592
Southside Bancshares, Inc. 189 7,809
Spirit of Texas Bancshares,
Inc. 506 12,311
Sterling Bancorp 5,225 132,976
Stock Yards Bancorp, Inc. 704 43,120
Summit Financial Group, Inc. 474 11,912
SVB Financial Group * 1,524 1,093,318
Synovus Financial Corp. 4,074 189,808
Texas Capital Bancshares,
Inc. * 1,242 75,265
Tompkins Financial Corp. 551 45,243
Towne Bank 2,445 77,066
TriCo Bancshares 997 43,699
TriState Capital Holdings,
Inc. * 862 25,903
Triumph Bancorp, Inc. * 640 75,072
Truist Financial Corp. 36,090 2,290,632
Trustmark Corp. 2,195 69,823
UMB Financial Corp. 1,273 125,798
Umpqua Holdings Corp. 6,633 135,645
United Bankshares, Inc. 5,678 210,029
United Community Banks, Inc. 611 21,287
Univest Financial Corp. 1,037 29,762
US Bancorp 36,405 2,197,770
Valley National Bancorp 11,801 156,481
Veritex Holdings, Inc. 141 5,774
Washington Trust Bancorp,
Inc. 612 33,452
Webster Financial Corp. 2,585 144,657
Wells Fargo & Co. 110,695 5,663,156
WesBanco, Inc. 1,875 65,194
West Bancorp, Inc. 617 19,559
Westamerica Bancorp 274 15,278
Western Alliance Bancorp 2,706 314,140
Wintrust Financial Corp. 1,613 142,750
Zions Bancorp NA 4,803 302,541
57,520,286
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A * 254 125,090
Brown-Forman Corp., Class A 6,187 415,218
Celsius Holdings, Inc. * 1,453 140,244
Coca-Cola Co. (The) 104,075 5,866,708
Coca-Cola Consolidated, Inc. 146 58,604
Constellation Brands, Inc.,
Class A 4,402 954,398
Duckhorn Portfolio, Inc. (The) * 40 774
Keurig Dr Pepper, Inc. 18,667 673,692
MGP Ingredients, Inc. 472 30,307
Molson Coors Beverage Co.,
Class B 6,706 295,667
Monster Beverage Corp. * 11,024 937,040
National Beverage Corp. 805 45,402
NewAge, Inc. * 3,660 5,417
PepsiCo, Inc. 36,788 5,944,941
Common Stocks
Shares Value ($)
Beverages
Primo Water Corp. 3,257 51,786
15,545,288
Biotechnology 1.3%
4D Molecular Therapeutics,
Inc. * 1,012 24,318
89bio, Inc. * 83 1,461
AbbVie, Inc. 47,195 5,411,851
ACADIA Pharmaceuticals,
Inc. * 3,597 64,566
Acceleron Pharma, Inc. * 1,379 240,194
Adagio Therapeutics, Inc. *(d) 2,819 82,428
Adicet Bio, Inc. * 56 482
Adverum Biotechnologies,
Inc. * 2,607 5,918
Aeglea BioTherapeutics, Inc. * 1,843 13,491
Affimed NV * 1,865 12,682
Agenus, Inc. * 5,109 19,619
Agios Pharmaceuticals, Inc. * 1,533 72,051
Akebia Therapeutics, Inc. * 4,670 13,403
Akero Therapeutics, Inc. * 360 7,736
Akouos, Inc. * 42 391
Albireo Pharma, Inc. * 497 14,522
Aldeyra Therapeutics, Inc. * 120 1,092
Alector, Inc. * 1,640 35,654
Aligos Therapeutics, Inc. * 399 6,356
Alkermes plc * 4,184 126,733
Allakos, Inc. * 848 85,292
Allogene Therapeutics, Inc. * 1,637 28,222
Allovir, Inc. * 846 20,312
Alnylam Pharmaceuticals,
Inc. * 3,281 523,516
Altimmune, Inc. * 73 788
ALX Oncology Holdings, Inc. * 340 19,054
Amgen, Inc. 15,213 3,148,635
Amicus Therapeutics, Inc. * 8,825 92,662
AnaptysBio, Inc. * 810 26,649
Anavex Life Sciences Corp. * 1,489 27,904
Anika Therapeutics, Inc. * 508 21,158
Annexon, Inc. *(d) 202 3,295
Apellis Pharmaceuticals, Inc. * 2,032 62,464
Applied Molecular Transport,
Inc. * 580 13,062
Applied Therapeutics, Inc. * 460 6,748
Arcturus Therapeutics
Holdings, Inc. * 714 32,094
Arcus Biosciences, Inc. * 1,151 38,489
Arcutis Biotherapeutics, Inc. * 369 7,815
Ardelyx, Inc. * 2,757 3,336
Arena Pharmaceuticals, Inc. * 1,413 81,092
Arrowhead Pharmaceuticals,
Inc. * 2,896 184,823
Atara Biotherapeutics, Inc. * 2,062 31,920
Athenex, Inc. * 2,576 6,543
Athersys, Inc. *(d) 5,777 6,759
Atossa Therapeutics, Inc. * 637 1,637
Atreca, Inc., Class A * 844 4,372
AVEO Pharmaceuticals, Inc. * 73 496
Avid Bioservices, Inc. * 1,680 51,542
Avidity Biosciences, Inc. * 981 22,072

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Biotechnology
Avita Medical, Inc. * 51 840
Avrobio, Inc. * 985 5,536
Beam Therapeutics, Inc. * 1,406 124,811
Beyondspring, Inc. *(d) 713 9,854
BioAtla, Inc. * 50 1,461
BioCryst Pharmaceuticals,
Inc. * 3,263 48,717
Biogen, Inc. * 3,978 1,060,853
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,580 224,866
BioMarin Pharmaceutical,
Inc. * 5,092 403,439
BioNTech SE , ADR-DE* 445 124,035
BioNTech SE , ADR-DE* 440 122,099
Bioxcel Therapeutics, Inc. * 395 11,510
Black Diamond Therapeutics,
Inc. * 494 3,784
Bluebird Bio, Inc. * 2,282 53,422
Blueprint Medicines Corp. * 1,553 174,697
Bolt Biotherapeutics, Inc. * 943 12,344
Bridgebio Pharma, Inc. * 3,228 159,399
Brooklyn
ImmunoTherapeutics, Inc. * 71 605
C4 Therapeutics, Inc. * 1,280 56,858
Cardiff Oncology, Inc. * 78 458
CareDx, Inc. * 1,523 77,673
Catalyst Pharmaceuticals,
Inc. * 3,622 21,370
Celldex Therapeutics, Inc. * 1,239 52,707
CEL-SCI Corp. *(d) 1,239 13,877
Celularity, Inc., Class A * 36 243
Century Therapeutics, Inc. * 22 494
Cerevel Therapeutics
Holdings, Inc. *(d) 1,217 49,471
ChemoCentryx, Inc. * 1,535 53,433
Chimerix, Inc. * 1,422 7,451
Chinook Therapeutics, Inc. * 481 5,166
Clovis Oncology, Inc. *(d) 2,330 10,089
Cogent Biosciences, Inc. * 68 577
Coherus Biosciences, Inc. * 923 15,442
Cortexyme, Inc. *(d) 537 7,088
Crinetics Pharmaceuticals,
Inc. * 938 23,384
Cue Biopharma, Inc. * 833 10,171
Cullinan Oncology, Inc. *(d) 895 19,887
CureVac NV * 1,540 61,708
Curis, Inc. * 183 1,189
Cytokinetics, Inc. * 2,021 70,553
CytomX Therapeutics, Inc. * 1,622 9,618
Deciphera Pharmaceuticals,
Inc. * 1,367 45,644
Denali Therapeutics, Inc. * 2,591 125,275
DermTech, Inc. *(d) 270 7,384
Design Therapeutics, Inc. * 23 361
Dicerna Pharmaceuticals,
Inc. * 2,195 45,678
Dynavax Technologies
Corp. *(d) 2,758 55,077
Dyne Therapeutics, Inc. * 60 871
Eagle Pharmaceuticals, Inc. * 360 18,853
Common Stocks
Shares Value ($)
Biotechnology
Editas Medicine, Inc. * 2,002 73,513
Eiger BioPharmaceuticals,
Inc. * 993 6,693
Emergent BioSolutions, Inc. * 1,377 65,642
Enanta Pharmaceuticals, Inc. * 667 57,262
Epizyme, Inc. *(d) 3,023 12,697
Evelo Biosciences, Inc. * 473 4,186
Exact Sciences Corp. * 4,490 427,538
Exelixis, Inc. * 7,324 157,539
Fate Therapeutics, Inc. * 2,078 111,796
FibroGen, Inc. * 1,704 18,948
Flexion Therapeutics, Inc. * 1,306 12,081
Foghorn Therapeutics, Inc. * 1,604 20,355
Forma Therapeutics Holdings,
Inc. * 764 14,180
Forte Biosciences, Inc. * 22 60
Fortress Biotech, Inc. * 1,823 5,943
Frequency Therapeutics, Inc. * 1,068 6,707
G1 Therapeutics, Inc. *(d) 1,201 17,402
Gemini Therapeutics, Inc. * 81 308
Generation Bio Co. * 1,130 23,685
Geron Corp. *(d) 7,586 11,682
Gilead Sciences, Inc. 33,590 2,179,319
Ginkgo Bioworks Holdings,
Inc. * 368 5,086
Global Blood Therapeutics,
Inc. * 2,122 77,495
Gossamer Bio, Inc. * 1,706 21,189
Graphite Bio, Inc. * 33 420
Gritstone bio, Inc. * 1,200 13,188
GT Biopharma, Inc. * 31 200
Halozyme Therapeutics, Inc. * 3,792 144,361
Harpoon Therapeutics, Inc. * 391 2,448
Heron Therapeutics, Inc. *(d) 3,030 33,360
Homology Medicines, Inc. * 1,141 6,538
Hookipa Pharma, Inc. * 635 3,092
Horizon Therapeutics plc * 6,467 775,458
Humanigen, Inc. * 1,964 14,102
iBio, Inc. * 1,747 1,363
Ideaya Biosciences, Inc. * 444 9,519
IGM Biosciences, Inc. * 258 12,105
Immunic, Inc. * 138 1,286
ImmunityBio, Inc. *(d) 872 6,828
ImmunoGen, Inc. * 6,086 36,699
Immunovant, Inc. * 1,411 11,344
Incyte Corp. * 5,185 347,291
Infinity Pharmaceuticals, Inc. * 184 467
Inhibrx, Inc. *(d) 334 13,423
Inovio Pharmaceuticals, Inc. * 4,931 35,207
Insmed, Inc. * 3,472 104,681
Instil Bio, Inc. * 37 754
Intellia Therapeutics, Inc. * 1,874 249,205
Intercept Pharmaceuticals,
Inc. * 881 14,854
Invitae Corp. *(d) 5,701 151,077
Ionis Pharmaceuticals, Inc. * 3,842 122,445
Iovance Biotherapeutics, Inc. * 3,174 77,160
Ironwood Pharmaceuticals,
Inc. * 2,490 31,797
iTeos Therapeutics, Inc. * 222 5,939

44 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
IVERIC bio, Inc. * 1,745 30,886
Jounce Therapeutics, Inc. * 581 5,101
Kadmon Holdings, Inc. * 5,721 54,063
KalVista Pharmaceuticals,
Inc. * 507 9,116
Karuna Therapeutics, Inc. * 685 96,160
Karyopharm Therapeutics,
Inc. * 3,050 16,653
Keros Therapeutics, Inc. * 210 8,761
Kezar Life Sciences, Inc. * 976 7,808
Kiniksa Pharmaceuticals Ltd.,
Class A * 758 7,876
Kinnate Biopharma, Inc. * 1,031 24,507
Kodiak Sciences, Inc. * 995 116,505
Kronos Bio, Inc. * 1,178 19,390
Krystal Biotech, Inc. * 433 21,689
Kura Oncology, Inc. * 1,789 29,375
Kymera Therapeutics, Inc. * 913 53,757
Lexicon Pharmaceuticals,
Inc. * 1,869 9,887
Ligand Pharmaceuticals, Inc. * 281 41,009
Lineage Cell Therapeutics,
Inc. * 257 586
Lyell Immunopharma, Inc. * 49 683
MacroGenics, Inc. * 1,743 34,041
Madrigal Pharmaceuticals,
Inc. * 309 24,025
Magenta Therapeutics, Inc. * 942 6,029
MannKind Corp. * 9,177 43,224
MEI Pharma, Inc. * 4,254 11,996
MeiraGTx Holdings plc * 761 16,361
Mersana Therapeutics, Inc. * 1,478 12,652
MiMedx Group, Inc. * 3,704 25,372
Mirati Therapeutics, Inc. * 1,170 221,153
Mirum Pharmaceuticals, Inc. * 223 3,541
Moderna, Inc. * 9,054 3,125,531
Molecular Templates, Inc. * 998 5,210
Morphic Holding, Inc. * 402 23,115
Mustang Bio, Inc. * 1,065 2,386
Myovant Sciences Ltd. * 76 1,663
Myriad Genetics, Inc. * 2,517 77,448
Natera, Inc. * 2,357 270,041
Neoleukin Therapeutics, Inc. * 889 6,516
Neurocrine Biosciences, Inc. * 2,500 263,525
Nkarta, Inc. * 526 8,248
Novavax, Inc. *(d) 1,967 292,749
Nurix Therapeutics, Inc. * 860 28,767
Ocugen, Inc. *(d) 5,153 61,012
Olema Pharmaceuticals,
Inc. *(d) 800 21,600
Omega Therapeutics, Inc. * 3,202 94,075
Oncocyte Corp. * 1,637 5,369
Oncternal Therapeutics, Inc. * 92 338
OPKO Health, Inc. *(d) 12,910 48,929
Organogenesis Holdings,
Inc. * 886 9,728
ORIC Pharmaceuticals, Inc. * 362 5,300
Oyster Point Pharma, Inc. * 196 2,309
Passage Bio, Inc. * 606 5,284
PMV Pharmaceuticals, Inc. * 829 19,581
Common Stocks
Shares Value ($)
Biotechnology
Poseida Therapeutics, Inc. * 63 404
Praxis Precision Medicines,
Inc. * 184 3,827
Precigen, Inc. * 2,592 12,519
Precision BioSciences, Inc. * 1,362 12,925
Prelude Therapeutics, Inc. * 515 9,054
Prometheus Biosciences,
Inc. * 25 797
Protagonist Therapeutics,
Inc. * 910 28,356
Prothena Corp. plc * 1,095 60,608
PTC Therapeutics, Inc. * 2,308 87,542
Puma Biotechnology, Inc. * 989 5,044
Radius Health, Inc. * 1,608 34,733
RAPT Therapeutics, Inc. * 437 13,800
Recursion Pharmaceuticals,
Inc., Class A *(d) 1,075 20,586
Regeneron Pharmaceuticals,
Inc. * 2,722 1,741,917
REGENXBIO, Inc. * 1,196 42,386
Relay Therapeutics, Inc. * 1,238 41,164
Replimune Group, Inc. * 715 21,100
REVOLUTION Medicines,
Inc. * 2,198 64,687
Rhythm Pharmaceuticals,
Inc. * 1,188 13,674
Rigel Pharmaceuticals, Inc. * 6,142 20,637
Rocket Pharmaceuticals, Inc. * 1,389 41,267
Rubius Therapeutics, Inc. * 1,395 19,823
Sage Therapeutics, Inc. * 1,222 49,320
Sana Biotechnology, Inc. *(d) 2,401 49,797
Sangamo Therapeutics, Inc. * 4,169 33,852
Sarepta Therapeutics, Inc. * 1,943 153,750
Scholar Rock Holding Corp. * 846 22,250
Seagen, Inc. * 3,629 639,902
Selecta Biosciences, Inc. * 2,133 7,657
Seres Therapeutics, Inc. * 1,301 7,910
Sesen Bio, Inc. * 370 448
Shattuck Labs, Inc. * 257 4,960
Silverback Therapeutics, Inc. * 640 5,523
Solid Biosciences, Inc. * 1,016 2,062
Sorrento Therapeutics,
Inc. *(d) 6,219 42,662
Spectrum Pharmaceuticals,
Inc. * 4,348 7,957
Spero Therapeutics, Inc. * 564 9,904
SpringWorks Therapeutics,
Inc. * 816 54,721
Stoke Therapeutics, Inc. * 504 11,506
Sutro Biopharma, Inc. * 570 11,491
Syndax Pharmaceuticals,
Inc. * 1,132 22,017
Syros Pharmaceuticals, Inc. * 1,626 6,715
Taysha Gene Therapies, Inc. * 412 6,444
TCR2 Therapeutics, Inc. * 512 3,226
TG Therapeutics, Inc. *(d) 3,162 98,718
Tonix Pharmaceuticals
Holding Corp. * 697 385
Travere Therapeutics, Inc. * 1,451 41,803
Trevena, Inc. * 336 339

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Biotechnology
Trillium Therapeutics, Inc. * 3,299 59,745
Turning Point Therapeutics,
Inc. * 1,410 58,628
Twist Bioscience Corp. * 1,227 145,768
Ultragenyx Pharmaceutical,
Inc. * 1,912 160,455
United Therapeutics Corp. * 1,140 217,466
UroGen Pharma Ltd. * 672 11,558
Vanda Pharmaceuticals, Inc. * 1,829 31,312
Vaxart, Inc. *(d) 1,107 7,428
Vaxcyte, Inc. * 775 18,135
VBI Vaccines, Inc. *(d) 4,464 12,946
Veracyte, Inc. * 1,813 86,806
Verastem, Inc. * 4,811 12,509
Vericel Corp. * 1,496 68,846
Vertex Pharmaceuticals, Inc. * 7,430 1,374,030
Verve Therapeutics, Inc. * 580 26,906
Viking Therapeutics, Inc. * 2,388 13,898
Vir Biotechnology, Inc. * 1,643 61,990
Viracta Therapeutics, Inc. * 74 435
VistaGen Therapeutics, Inc. * 395 905
Vor BioPharma, Inc. * 1,016 15,982
XBiotech, Inc. 515 7,550
Xencor, Inc. * 2,288 90,513
Xilio Therapeutics, Inc. * 946 15,883
XOMA Corp. * 213 5,325
Y-mAbs Therapeutics, Inc. * 1,042 25,592
Zentalis Pharmaceuticals,
Inc. * 961 77,303
ZIOPHARM Oncology,
Inc. *(d) 7,351 11,027
31,217,978
Building Products 0.3%
A O Smith Corp. 3,526 257,645
AAON, Inc. 930 66,634
Advanced Drainage Systems,
Inc. 1,470 165,816
Allegion plc 2,386 306,124
American Woodmark Corp. * 170 11,686
Apogee Enterprises, Inc. 950 39,833
Armstrong World Industries,
Inc. 1,333 140,831
AZEK Co., Inc. (The) * 3,295 120,894
Builders FirstSource, Inc. * 5,100 297,177
Caesarstone Ltd. 815 10,171
Carlisle Cos., Inc. 1,361 303,394
Carrier Global Corp. 24,550 1,282,247
Cornerstone Building Brands,
Inc. * 1,336 19,118
CSW Industrials, Inc. 515 71,389
Fortune Brands Home &
Security, Inc. 3,559 360,883
Gibraltar Industries, Inc. * 1,115 72,653
Griffon Corp. 1,335 35,364
Insteel Industries, Inc. 707 28,754
Janus International Group,
Inc. * 111 1,551
JELD-WEN Holding, Inc. * 2,386 65,400
Common Stocks
Shares Value ($)
Building Products
Johnson Controls International
plc 19,064 1,398,726
Lennox International, Inc. 880 263,366
Masco Corp. 8,103 531,152
Masonite International Corp. * 454 54,485
Owens Corning 2,898 270,702
PGT Innovations, Inc. * 506 10,803
Quanex Building Products
Corp. 1,193 24,719
Resideo Technologies, Inc. * 3,451 85,102
Simpson Manufacturing Co.,
Inc. 1,158 122,852
Trane Technologies plc 6,526 1,180,749
Trex Co., Inc. * 3,156 335,798
UFP Industries, Inc. 1,579 129,210
View, Inc. * 4,112 21,958
Zurn Water Solutions Corp. 2,976 107,969
8,195,155
Capital Markets 1.6%
26 Capital Acquisition Corp.,
Class A * 58 572
890 5th Avenue Partners, Inc.,
Class A * 63 628
Accelerate Acquisition Corp.,
Class A * 85 828
Adit EdTech Acquisition
Corp. * 57 555
Advanced Merger Partners,
Inc., Class A * 61 595
Affiliated Managers Group,
Inc. 1,172 196,755
African Gold Acquisition Corp.,
Class A * 88 857
Agile Growth Corp., Class A * 66 642
AltC Acquisition Corp.,
Class A * 104 1,057
Altimar Acquisition Corp. II,
Class A * 73 726
Altimeter Growth Corp.,
Class A * 106 1,335
Altimeter Growth Corp. 2,
Class A * 92 930
Altitude Acquisition Corp.,
Class A * 64 633
Ameriprise Financial, Inc. 3,012 910,016
Anzu Special Acquisition Corp.
I, Class A * 90 876
Apollo Global Management,
Inc. 7,090 545,575
Apollo Strategic Growth
Capital, Class A * 174 1,709
Apollo Strategic Growth
Capital II, Class A * 147 1,438
Arctos NorthStar Acquisition
Corp., Class A * 67 656
Ares Acquisition Corp.,
Class A * 214 2,106
Ares Management Corp. 4,370 370,314

46 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Artisan Partners Asset
Management, Inc., Class A 2,080 103,043
Assetmark Financial Holdings,
Inc. * 1,431 36,691
Associated Capital Group,
Inc., Class A 184 6,688
Athlon Acquisition Corp.,
Class A * 59 576
Atlantic Coastal Acquisition
Corp., Class A * 73 712
Atlas Crest Investment Corp.
II, Class A * 72 703
Austerlitz Acquisition Corp. I,
Class A * 147 1,467
Austerlitz Acquisition Corp. II,
Class A * 294 2,878
B. Riley Financial, Inc. 704 50,449
Bank of New York Mellon
Corp. (The) 23,248 1,376,282
BGC Partners, Inc., Class A 11,207 60,182
Bite Acquisition Corp. * 54 528
BlackRock, Inc. 300 283,038
Blackstone, Inc. 18,529 2,564,784
Blucora, Inc. * 1,799 29,719
Blue Owl Capital, Inc. 571 9,844
BlueRiver Acquisition Corp.,
Class A * 60 586
Bluescape Opportunities
Acquisition Corp., Class A * 129 1,267
Brightsphere Investment
Group, Inc. 2,312 69,314
Broadscale Acquisition Corp.,
Class A * 73 712
Burgundy Technology
Acquisition Corp., Class A * 76 758
BYTE Acquisition Corp.,
Class A * 69 675
Capstar Special Purpose
Acquisition Corp., Class A * 59 587
Carlyle Group, Inc. (The) 5,815 326,512
Carney Technology Acquisition
Corp. II, Class A * 88 861
Cboe Global Markets, Inc. 3,083 406,771
CBRE Acquisition Holdings,
Inc., Class A * 86 885
CC Neuberger Principal
Holdings II, Class A * 176 1,737
CC Neuberger Principal
Holdings III, Class A * 86 844
CF Acquisition Corp. IV,
Class A * 108 1,058
CF Acquisition Corp. VI,
Class A * 62 604
Charles Schwab Corp. (The) 40,549 3,326,234
CHP Merger Corp., Class A * 64 643
Churchill Capital Corp. V,
Class A * 106 1,042
Churchill Capital Corp. VI,
Class A * 117 1,147
Common Stocks
Shares Value ($)
Capital Markets
Churchill Capital Corp. VII,
Class A * 295 2,903
Clarim Acquisition Corp.,
Class A * 61 598
Class Acceleration Corp.,
Class A * 55 537
CM Life Sciences III, Inc.,
Class A * 117 1,166
CME Group, Inc. 9,798 2,160,949
Cohen & Steers, Inc. 1,146 108,744
Cohn Robbins Holdings Corp.,
Class A * 176 1,741
Coinbase Global, Inc.,
Class A * 253 80,813
Colicity, Inc., Class A * 73 714
Compute Health Acquisition
Corp., Class A * 183 1,792
Concord Acquisition Corp.,
Class A * 59 648
Constellation Acquisition Corp.
I, Class A * 66 645
Conx Corp., Class A * 160 1,576
Corner Growth Acquisition
Corp., Class A * 85 833
COVA Acquisition Corp.,
Class A * 64 623
Cowen, Inc., Class A 973 36,711
Crucible Acquisition Corp.,
Class A * 55 538
D & Z Media Acquisition Corp.,
Class A * 61 595
Decarbonization Plus
Acquisition Corp. II,
Class A * 86 859
Decarbonization Plus
Acquisition Corp. III,
Class A * 76 928
DHC Acquisition Corp.,
Class A * 66 645
Diamond Hill Investment
Group, Inc. 393 85,226
DiamondHead Holdings Corp.,
Class A * 73 711
Digital Transformation
Opportunities Corp.,
Class A * 71 691
dMY Technology Group, Inc.
IV, Class A * 73 739
Donnelley Financial Solutions,
Inc. * 1,111 42,573
DPCM Capital, Inc., Class A * 64 628
Dragoneer Growth
Opportunities Corp. II,
Class A * 60 601
Dragoneer Growth
Opportunities Corp. III,
Class A * 85 843
E.Merge Technology
Acquisition Corp., Class A * 130 1,280

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Capital Markets
East Resources Acquisition
Co., Class A * 73 719
ECP Environmental Growth
Opportunities Corp.,
Class A * 73 726
Empowerment & Inclusion
Capital I Corp., Class A * 59 576
Epiphany Technology
Acquisition Corp., Class A * 87 851
Equity Distribution Acquisition
Corp., Class A * 66 649
Evercore, Inc., Class A 961 145,918
Executive Network Partnering
Corp., Class A * 84 823
FactSet Research Systems,
Inc. 1,349 598,808
Far Peak Acquisition Corp.,
Class A * 110 1,206
Federated Hermes, Inc.,
Class B 3,672 122,314
Figure Acquisition Corp. I,
Class A * 61 601
Fintech Acquisition Corp. V,
Class A * 53 602
FirstMark Horizon Acquisition
Corp., Class A * 88 871
Focus Financial Partners, Inc.,
Class A * 1,903 119,623
Foresight Acquisition Corp.,
Class A * 54 539
Forest Road Acquisition Corp.
II, Class A * 74 721
Fortistar Sustainable Solutions
Corp., Class A * 55 537
Fortress Capital Acquisition
Corp., Class A * 85 831
Fortress Value Acquisition
Corp. IV, Class A * 138 1,350
Forum Merger IV Corp.,
Class A * 74 723
Franklin Resources, Inc. 8,715 274,435
Freedom Acquisition I Corp.,
Class A * 73 711
FTAC Hera Acquisition Corp.,
Class A * 140 1,371
Fusion Acquisition Corp. II,
Class A * 106 1,030
G Squared Ascend I, Inc.,
Class A * 73 723
GAMCO Investors, Inc.,
Class A 215 5,687
GCM Grosvenor, Inc.,
Class A (d) 3,406 38,999
GigCapital4, Inc. * 79 788
Glenfarne Merger Corp.,
Class A * 62 602
Global Partner Acquisition
Corp. II, Class A * 64 625
Common Stocks
Shares Value ($)
Capital Markets
Global Synergy Acquisition
Corp., Class A * 55 542
GO Acquisition Corp.,
Class A * 122 1,203
Goal Acquisitions Corp. * 58 565
Golden Arrow Merger Corp.,
Class A * 61 592
Golden Falcon Acquisition
Corp., Class A * 73 715
Goldman Sachs Group, Inc.
(The) 9,001 3,720,563
Gores Guggenheim, Inc.,
Class A * 170 1,822
Gores Holdings VII, Inc.,
Class A * 117 1,156
Gores Holdings VIII, Inc.,
Class A * 73 715
Gores Metropoulos II, Inc.,
Class A * 96 962
Gores Technology Partners II,
Inc., Class A * 98 968
Greenhill & Co., Inc. 762 11,979
GX Acquisition Corp. II,
Class A * 64 622
Hamilton Lane Alliance
Holdings I, Inc., Class A * 59 578
Hamilton Lane, Inc., Class A 1,226 128,129
Health Assurance Acquisition
Corp., Class A * 112 1,101
Healthcare Capital Corp.,
Class A * 58 576
Healthcare Services
Acquisition Corp., Class A * 70 683
Hennessy Capital Investment
Corp. V, Class A * 73 737
HIG Acquisition Corp.,
Class A * 77 757
Highland Transcend Partners I
Corp., Class A * 64 635
Horizon Acquisition Corp. II,
Class A * 51 503
Houlihan Lokey, Inc. 1,713 191,993
Hudson Executive Investment
Corp. III, Class A * 128 1,248
HumanCo Acquisition Corp.,
Class A * 66 654
IG Acquisition Corp., Class A * 64 632
Interactive Brokers Group,
Inc., Class A 2,575 182,439
Intercontinental Exchange,
Inc. 15,494 2,145,299
InterPrivate IV InfraTech
Partners, Inc., Class A * 61 597
Invesco Ltd. 9,961 253,109
Jack Creek Investment Corp.,
Class A * 73 713
Janus Henderson Group plc 2,035 94,627
Jaws Mustang Acquisition
Corp., Class A * 221 2,172

48 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Jefferies Financial Group, Inc. 6,276 269,868
JOFF Fintech Acquisition
Corp., Class A * 88 858
Kairos Acquisition Corp.,
Class A * 59 576
Kernel Group Holdings, Inc.,
Class A * 65 634
Khosla Ventures Acquisition
Co. * 76 759
Khosla Ventures Acquisition
Co. II, Class A * 89 910
Khosla Ventures Acquisition
Co. III, Class A * 117 1,155
KINS Technology Group, Inc.,
Class A * 59 589
KKR & Co., Inc. 14,698 1,170,990
KKR Acquisition Holdings I
Corp., Class A * 295 2,888
KL Acquisition Corp., Class A * 61 595
Landcadia Holdings IV, Inc.,
Class A * 106 1,040
Lazard Growth Acquisition
Corp. I * 122 1,192
Lazard Ltd., Class A 2,225 109,003
Lead Edge Growth
Opportunities Ltd., Class A * 73 718
Leo Holdings Corp. II,
Class A * 80 781
Liberty Media Acquisition
Corp., Class A * 122 1,241
Longview Acquisition Corp. II,
Class A * 147 1,466
LPL Financial Holdings, Inc. 2,300 377,246
Lux Health Tech Acquisition
Corp., Class A * 55 544
M3-Brigade Acquisition II
Corp., Class A * 85 847
MarketAxess Holdings, Inc. 1,013 413,983
MarketWise, Inc. * 69 482
Marlin Technology Corp.,
Class A * 88 862
Mason Industrial Technology,
Inc., Class A * 106 1,036
MCAP Acquisition Corp.,
Class A * 67 665
MDH Acquisition Corp.,
Class A * 59 583
Mission Advancement Corp.,
Class A * 73 712
Moelis & Co., Class A 2,019 146,862
Moody's Corp. 4,682 1,892,230
Morgan Stanley 37,317 3,835,441
Morningstar, Inc. 726 229,960
Motive Capital Corp., Class A * 88 876
MSCI, Inc. 2,419 1,608,345
MSD Acquisition Corp.,
Class A * 122 1,202
Mudrick Capital Acquisition
Corp. II, Class A * 67 668
Common Stocks
Shares Value ($)
Capital Markets
Nasdaq, Inc. 3,733 783,445
NextGen Acquisition Corp. II,
Class A * 81 813
NightDragon Acquisition
Corp., Class A * 73 713
North Atlantic Acquisition
Corp., Class A * 81 791
Northern Genesis Acquisition
Corp. II * 110 1,099
Northern Star Investment
Corp. II, Class A * 84 836
Northern Star Investment
Corp. III, Class A * 85 830
Northern Star Investment
Corp. IV, Class A * 85 831
Northern Trust Corp. 6,476 796,807
Novus Capital Corp. II,
Class A * 61 609
Oaktree Acquisition Corp. II,
Class A * 53 525
One Equity Partners Open
Water I Corp., Class A * 73 714
Open Lending Corp., Class A * 2,953 93,079
Oppenheimer Holdings, Inc.,
Class A 571 29,721
Orion Acquisition Corp.,
Class A * 88 858
Pathfinder Acquisition Corp.,
Class A * 69 686
Perella Weinberg Partners 76 1,067
Periphas Capital Partnering
Corp., Class A * 31 756
Pershing Square Tontine
Holdings Ltd., Class A * 425 8,440
Pine Technology Acquisition
Corp., Class A * 64 622
Pioneer Merger Corp.,
Class A * 86 858
Piper Sandler Cos. 687 113,142
Pivotal Investment Corp. III,
Class A * 59 578
PJT Partners, Inc., Class A 880 71,975
Plum Acquisition Corp. I,
Class A * 67 653
Poema Global Holdings Corp.,
Class A * 73 724
Pontem Corp., Class A * 147 1,436
Powered Brands, Class A * 59 575
Prime Impact Acquisition I,
Class A * 55 540
Priveterra Acquisition Corp.,
Class A * 66 645
Property Solutions Acquisition
Corp. II, Class A * 66 643
Prospector Capital Corp.,
Class A * 69 673
Pzena Investment
Management, Inc., Class A 647 7,039

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Capital Markets
Queen's Gambit Growth
Capital, Class A * 73 726
Raymond James Financial,
Inc. 5,692 561,174
RedBall Acquisition Corp.,
Class A * 96 970
Reinvent Technology Partners
Y, Class A * 209 2,100
Revolution Healthcare
Acquisition Corp., Class A * 117 1,147
Ribbit LEAP Ltd., Class A * 88 908
RMG Acquisition Corp. III,
Class A * 103 1,003
Ross Acquisition Corp. II,
Class A * 73 717
RXR Acquisition Corp.,
Class A * 73 711
S&P Global, Inc. 6,595 3,127,085
Science Strategic Acquisition
Corp. Alpha, Class A * 66 646
Sculptor Capital Management,
Inc. 702 18,603
SEI Investments Co. 4,188 264,012
Senior Connect Acquisition
Corp. I, Class A * 88 861
Seven Oaks Acquisition Corp.,
Class A * 55 548
Silver Spike Acquisition Corp.
II, Class A * 61 594
SilverBox Engaged Merger
Corp. I, Class A * 73 715
Simon Property Group
Acquisition Holdings, Inc.,
Class A * 73 715
Slam Corp., Class A * 122 1,193
Social Capital Hedosophia
Holdings Corp. IV, Class A * 98 1,021
Social Capital Hedosophia
Holdings Corp. VI, Class A * 246 2,519
Social Leverage Acquisition
Corp. I, Class A * 73 714
Spartan Acquisition Corp. III,
Class A * 117 1,168
Sports Entertainment
Acquisition Corp., Class A * 95 1,063
Spring Valley Acquisition
Corp., Class A * 49 488
State Street Corp. 10,456 1,030,439
StepStone Group, Inc.,
Class A 1,155 54,262
Stifel Financial Corp. 3,549 258,616
StoneX Group, Inc. * 587 40,568
Supernova Partners
Acquisition Co. II Ltd.,
Class A * 73 768
Sustainable Development
Acquisition I Corp., Class A * 67 657
SVF Investment Corp.,
Class A * 128 1,274
Common Stocks
Shares Value ($)
Capital Markets
SVF Investment Corp. 3,
Class A * 70 699
Switchback II Corp., Class A * 67 672
T. Rowe Price Group, Inc. 6,474 1,404,081
Tailwind Acquisition Corp.,
Class A * 71 696
Tailwind International
Acquisition Corp., Class A * 73 712
Tailwind Two Acquisition
Corp., Class A * 73 722
Tastemaker Acquisition Corp.,
Class A * 59 581
TCV Acquisition Corp.,
Class A * 87 858
TCW Special Purpose
Acquisition Corp., Class A * 96 937
Tech and Energy Transition
Corp., Class A * 82 799
Tekkorp Digital Acquisition
Corp., Class A * 49 481
Thimble Point Acquisition
Corp., Class A * 59 589
Thunder Bridge Capital
Partners III, Inc., Class A * 66 646
TLG Acquisition One Corp.,
Class A * 85 828
TPG Pace Beneficial Finance
Corp., Class A * 74 865
TPG Pace Beneficial II Corp.,
Class A * 83 816
Tradeweb Markets, Inc.,
Class A 3,488 310,781
Trebia Acquisition Corp.,
Class A * 87 867
Twelve Seas Investment Co.
II, Class A * 76 739
USHG Acquisition Corp.,
Class A * 61 595
Value Line, Inc. 36 1,240
VectoIQ Acquisition Corp. II,
Class A * 73 714
Vector Acquisition Corp. II,
Class A * 96 935
Victory Capital Holdings, Inc.,
Class A 33 1,251
Virgin Group Acquisition Corp.
II, Class A * 86 846
Virtu Financial, Inc., Class A 2,229 55,457
Virtus Investment Partners,
Inc. 300 96,000
Viveon Health Acquisition
Corp. * 53 531
Warburg Pincus Capital Corp.
I-B, Class B * 117 1,141
WisdomTree Investments, Inc. 991 6,332
Yucaipa Acquisition Corp.,
Class A * 73 728
40,591,673

50 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Chemicals 0.7%
AdvanSix, Inc. * 1,004 48,794
Air Products & Chemicals, Inc. 5,907 1,770,978
Albemarle Corp. 3,724 932,750
American Vanguard Corp. 1,095 17,060
Amyris, Inc. * 4,799 71,121
Ashland Global Holdings, Inc. 1,207 115,884
Avient Corp. 2,481 133,676
Axalta Coating Systems Ltd. * 4,796 149,587
Balchem Corp. 799 122,319
Cabot Corp. 1,233 65,781
Celanese Corp. 2,969 479,523
CF Industries Holdings, Inc. 5,628 319,670
Chase Corp. 268 25,728
Chemours Co. (The) 4,368 122,391
Corteva, Inc. 20,806 897,779
Danimer Scientific, Inc. *(d) 2,037 30,066
Diversey Holdings Ltd. * 203 3,532
Dow, Inc. 20,201 1,130,650
DuPont de Nemours, Inc. 13,823 962,081
Eastman Chemical Co. 3,629 377,525
Ecolab, Inc. 7,173 1,593,984
Ecovyst, Inc. 1,472 17,193
Element Solutions, Inc. 6,034 137,032
Ferro Corp. * 2,930 61,589
FMC Corp. 3,337 303,700
FutureFuel Corp. 994 7,018
GCP Applied Technologies,
Inc. * 1,772 40,065
Hawkins, Inc. 703 25,779
HB Fuller Co. 1,243 87,644
Huntsman Corp. 5,783 188,410
Ingevity Corp. * 1,149 89,519
Innospec, Inc. 858 77,743
International Flavors &
Fragrances, Inc. 6,629 977,446
Intrepid Potash, Inc. * 352 17,146
Koppers Holdings, Inc. * 740 25,967
Kraton Corp. * 430 19,630
Kronos Worldwide, Inc. 854 11,128
Livent Corp. * 4,733 133,565
LyondellBasell Industries NV,
Class A 7,039 653,360
Marrone Bio Innovations, Inc. * 1,782 1,561
Minerals Technologies, Inc. 717 50,864
Mosaic Co. (The) 8,847 367,770
NewMarket Corp. 174 59,162
Olin Corp. 4,173 237,778
Origin Materials, Inc. * 274 1,765
Orion Engineered Carbons
SA * 452 8,498
PPG Industries, Inc. 6,463 1,037,764
PureCycle Technologies, Inc. * 1,502 20,112
Quaker Chemical Corp. 295 72,523
Rayonier Advanced Materials,
Inc. * 2,172 15,595
RPM International, Inc. 3,601 314,007
Scotts Miracle-Gro Co. (The) 1,055 156,625
Sensient Technologies Corp. 1,119 106,976
Sherwin-Williams Co. (The) 6,512 2,061,764
Stepan Co. 731 87,735
Common Stocks
Shares Value ($)
Chemicals
Tredegar Corp. 960 11,578
Trinseo plc 1,202 67,384
Tronox Holdings plc, Class A 2,753 64,200
Valvoline, Inc. 4,214 143,107
Venator Materials plc * 116 349
Westlake Chemical Corp. 886 86,243
Zymergen, Inc. * 817 8,660
17,226,833
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 1,511 66,499
ACCO Brands Corp. 2,983 24,669
ACV Auctions, Inc., Class A * 40 779
ADT, Inc. 2,892 24,148
Brady Corp., Class A 1,550 80,740
BrightView Holdings, Inc. * 1,112 17,636
Brink's Co. (The) 1,268 87,340
Casella Waste Systems, Inc.,
Class A * 1,088 94,351
CECO Environmental Corp. * 1,380 9,494
Cimpress plc * 195 17,417
Cintas Corp. 2,364 1,023,848
Clean Harbors, Inc. * 1,403 157,894
CompX International, Inc. 68 1,469
Copart, Inc. * 5,685 882,824
CoreCivic, Inc. * 3,310 28,499
Covanta Holding Corp. 3,471 70,045
Deluxe Corp. 789 28,144
Driven Brands Holdings, Inc. * 1,183 38,412
Ennis, Inc. 907 17,179
Harsco Corp. * 2,655 45,401
Healthcare Services Group,
Inc. 1,587 30,455
Heritage-Crystal Clean, Inc. * 587 20,351
Herman Miller, Inc. 2,143 83,406
HNI Corp. 1,114 41,664
IAA, Inc. * 3,535 210,863
Interface, Inc. 2,051 29,452
KAR Auction Services, Inc. * 3,439 50,450
Kimball International, Inc.,
Class B 1,300 14,131
Li-Cycle Holdings Corp. * 30 388
Matthews International Corp.,
Class A 1,088 37,395
Montrose Environmental
Group, Inc. * 677 46,408
MSA Safety, Inc. 1,031 157,774
NL Industries, Inc. 307 1,771
Pitney Bowes, Inc. 1,453 10,084
Republic Services, Inc. 5,302 713,649
Rollins, Inc. 5,663 199,507
RR Donnelley & Sons Co. * 143 915
SP Plus Corp. * 832 26,832
Steelcase, Inc., Class A 3,094 36,819
Stericycle, Inc. * 2,246 150,302
Team, Inc. * 1,075 2,602
Tetra Tech, Inc. 1,335 234,506
UniFirst Corp. 342 67,702
US Ecology, Inc. * 1,017 32,737
Viad Corp. * 743 32,967

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 51
Common Stocks
Shares Value ($)
Commercial Services & Supplies
VSE Corp. 366 20,331
Waste Management, Inc. 11,117 1,781,277
6,751,526
Communications Equipment 0.4%
ADTRAN, Inc. 1,679 31,028
Arista Networks, Inc. * 1,589 650,997
Aviat Networks, Inc. * 21 601
CalAmp Corp. * 1,173 11,284
Calix, Inc. * 1,708 106,904
Cambium Networks Corp. * 173 4,882
Casa Systems, Inc. * 1,048 6,634
Ciena Corp. * 3,905 212,002
Cisco Systems, Inc. 114,745 6,422,278
Clearfield, Inc. * 323 18,246
CommScope Holding Co.,
Inc. * 5,276 56,506
Comtech Telecommunications
Corp. 919 19,823
Digi International, Inc. * 1,071 23,080
DZS, Inc. * 383 4,175
Extreme Networks, Inc. * 4,417 43,419
F5 Networks, Inc. * 1,646 347,553
Genasys, Inc. * 75 381
Harmonic, Inc. * 3,190 28,933
Infinera Corp. * 5,591 42,436
Inseego Corp. * 2,356 14,607
Juniper Networks, Inc. 8,647 255,259
KVH Industries, Inc. * 490 5,027
Lumentum Holdings, Inc. * 1,770 146,167
Motorola Solutions, Inc. 4,503 1,119,401
NETGEAR, Inc. * 1,073 30,935
NetScout Systems, Inc. * 1,242 33,609
Plantronics, Inc. * 412 11,025
Ribbon Communications, Inc. * 2,639 14,435
Telefonaktiebolaget LM
Ericsson , ADR-SE 3,536 38,436
Ubiquiti, Inc. 181 55,301
ViaSat, Inc. * 2,006 119,738
Viavi Solutions, Inc. * 6,017 92,662
9,967,764
Construction & Engineering 0.1%
AECOM * 3,895 266,301
Ameresco, Inc., Class A * 884 72,603
API Group Corp. * 5,079 110,621
Arcosa, Inc. 1,170 60,524
Argan, Inc. 542 22,363
Comfort Systems USA, Inc. 1,175 107,477
Concrete Pumping Holdings,
Inc. * 859 7,387
Construction Partners, Inc.,
Class A * 768 27,348
Dycom Industries, Inc. * 735 58,374
EMCOR Group, Inc. 1,431 173,852
Fluor Corp. * 2,880 55,987
Granite Construction, Inc. 1,403 52,079
Great Lakes Dredge & Dock
Corp. * 2,289 34,839
IES Holdings, Inc. * 237 11,814
Common Stocks
Shares Value ($)
Construction & Engineering
INNOVATE Corp. *(d) 2,166 8,556
MasTec, Inc. * 1,295 115,423
Matrix Service Co. * 954 9,759
MYR Group, Inc. * 499 50,973
Northwest Pipe Co. * 305 7,247
NV5 Global, Inc. * 384 39,986
Primoris Services Corp. 1,623 43,740
Quanta Services, Inc. 4,781 579,840
Sterling Construction Co.,
Inc. * 1,038 24,954
Tutor Perini Corp. * 1,439 19,599
Valmont Industries, Inc. (d) 561 134,057
WillScot Mobile Mini Holdings
Corp. * 4,889 169,893
2,265,596
Construction Materials 0.1%
Eagle Materials, Inc. 1,219 180,851
Forterra, Inc. * 580 13,816
Martin Marietta Materials, Inc. 1,682 660,757
Summit Materials, Inc.,
Class A * 2,722 97,039
United States Lime &
Minerals, Inc. 73 9,014
Vulcan Materials Co. 3,607 685,763
1,647,240
Consumer Finance 0.3%
Ally Financial, Inc. 11,591 553,354
American Express Co. 17,355 3,015,952
Atlanticus Holdings Corp. * 166 12,863
Capital One Financial Corp. 12,242 1,848,909
Credit Acceptance Corp. *(d) 253 151,347
Curo Group Holdings Corp. 667 11,459
Discover Financial Services 8,014 908,147
Encore Capital Group, Inc. * 442 23,877
Enova International, Inc. * 1,135 36,819
EZCORP, Inc., Class A * 2,161 16,121
FirstCash, Inc. 1,067 94,398
Green Dot Corp., Class A * 328 13,894
Katapult Holdings, Inc. * 130 573
LendingClub Corp. * 2,597 119,358
LendingTree, Inc. * 291 46,965
Navient Corp. 3,849 75,825
Nelnet, Inc., Class A 775 64,038
OneMain Holdings, Inc. 3,104 163,922
Oportun Financial Corp. * 708 16,447
PRA Group, Inc. * 1,630 69,894
PROG Holdings, Inc. 1,610 65,125
Regional Management Corp. 364 18,593
Santander Consumer USA
Holdings, Inc. (d) 1,863 77,687
SLM Corp. 9,047 166,013
SoFi Technologies, Inc. * 1,157 23,244
Sunlight Financial Holdings,
Inc. * 106 627
Synchrony Financial 16,142 749,796
Upstart Holdings, Inc. * 1,252 403,194

52 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
World Acceptance Corp. * 190 35,224
8,783,665
Containers & Packaging 0.2%
Amcor plc 58,674 708,195
AptarGroup, Inc. 1,872 226,100
Ardagh Group SA ∞ 742 18,364
Ardagh Metal Packaging SA * 84 827
Avery Dennison Corp. 2,248 489,435
Ball Corp. 8,737 799,261
Berry Global Group, Inc. * 3,142 205,927
Crown Holdings, Inc. 3,348 348,158
Graphic Packaging Holding
Co. 7,460 148,678
Greif, Inc., Class A 1,004 65,085
International Paper Co. 10,139 503,604
Myers Industries, Inc. 1,338 27,536
O-I Glass, Inc. * 3,986 52,017
Packaging Corp. of America 2,415 331,749
Pactiv Evergreen, Inc. 2,004 27,876
Ranpak Holdings Corp. * 578 19,918
Sealed Air Corp. 3,791 224,882
Silgan Holdings, Inc. 1,829 73,526
Sonoco Products Co. 2,627 152,235
TriMas Corp. * 1,498 49,958
UFP Technologies, Inc. * 270 16,710
Westrock Co. 6,843 329,148
4,819,189
Distributors 0.1%
Funko, Inc., Class A * 907 14,866
Genuine Parts Co. 3,948 517,622
Greenlane Holdings, Inc.,
Class A * 288 493
LKQ Corp. * 7,126 392,500
Pool Corp. 1,044 537,827
1,463,308
Diversified Consumer Services 0.1%
2U, Inc. * 1,489 43,985
Adtalem Global Education,
Inc. * 1,562 57,685
American Public Education,
Inc. * 527 13,170
Beachbody Co., Inc. (The) * 231 1,215
Bright Horizons Family
Solutions, Inc. * 1,643 272,738
Carriage Services, Inc. 653 33,597
Chegg, Inc. * 3,679 218,680
Coursera, Inc. * 1,573 54,913
Duolingo, Inc. * 59 10,248
Frontdoor, Inc. * 2,298 85,669
Graham Holdings Co., Class B 94 55,070
Grand Canyon Education,
Inc. *(d) 1,236 98,509
H&R Block, Inc. 4,765 109,929
Houghton Mifflin Harcourt
Co. * 3,632 51,538
Laureate Education, Inc.,
Class A * 1,938 33,566
Common Stocks
Shares Value ($)
Diversified Consumer Services
Mister Car Wash, Inc. * 766 14,048
Nerdy, Inc. * 96 822
OneSpaWorld Holdings Ltd. * 1,489 16,081
Perdoceo Education Corp. * 2,403 25,520
PowerSchool Holdings, Inc.,
Class A * 5,716 132,097
Regis Corp. * 915 2,470
Rover Group, Inc. * 58 685
Service Corp. International 5,704 390,667
Strategic Education, Inc. 765 52,181
Stride, Inc. * 460 16,330
Terminix Global Holdings,
Inc. * 2,925 118,404
Vivint Smart Home, Inc. * 2,442 22,149
WW International, Inc. * 1,418 24,616
1,956,582
Diversified Financial Services 0.6%
Alerus Financial Corp. 442 13,879
A-Mark Precious Metals, Inc. 18 1,350
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,043 18,920
Berkshire Hathaway, Inc.,
Class B * 49,121 14,098,218
Cannae Holdings, Inc. * 1,852 63,153
Equitable Holdings, Inc. 11,273 377,645
Marlin Business Services
Corp. 274 6,280
Moneylion, Inc. * 56 330
Voya Financial, Inc. 4,054 282,848
14,862,623
Diversified Telecommunication Services 0.5%
Anterix, Inc. * 466 29,871
AST SpaceMobile, Inc. * 84 940
AT&T, Inc. 193,516 4,888,214
ATN International, Inc. 399 16,271
Bandwidth, Inc., Class A * 685 58,417
Cogent Communications
Holdings, Inc. 957 73,297
Consolidated Communications
Holdings, Inc. * 2,589 19,159
EchoStar Corp., Class A * 1,012 23,742
Frontier Communications
Parent, Inc. * 517 16,006
Globalstar, Inc. *(d) 21,114 34,838
IDT Corp., Class B * 747 36,132
Iridium Communications, Inc. * 3,295 133,612
Liberty Latin America Ltd.,
Class A * 3,980 47,863
Lumen Technologies, Inc. 27,921 331,143
Ooma, Inc. * 678 15,662
Radius Global Infrastructure,
Inc. *(d) 2,080 36,046
Verizon Communications, Inc. 112,598 5,966,568
11,727,781
Electric Utilities 0.7%
ALLETE, Inc. 1,311 80,679

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Electric Utilities
Alliant Energy Corp. 6,626 374,833
American Electric Power Co.,
Inc. 13,864 1,174,419
Avangrid, Inc. 1,303 68,668
Duke Energy Corp. 20,652 2,106,711
Edison International 10,185 640,942
Entergy Corp. 6,141 632,646
Evergy, Inc. 6,125 390,469
Eversource Energy 9,028 766,477
Exelon Corp. 25,891 1,377,142
FirstEnergy Corp. 14,658 564,773
Hawaiian Electric Industries,
Inc. 2,813 114,095
IDACORP, Inc. 1,337 139,476
MGE Energy, Inc. 1,225 92,965
NextEra Energy, Inc. 53,580 4,571,981
NRG Energy, Inc. 6,142 245,004
OGE Energy Corp. 5,458 185,954
Otter Tail Corp. 1,436 89,046
PG&E Corp. * 40,612 471,099
Pinnacle West Capital Corp. 4,154 267,892
PNM Resources, Inc. 2,078 103,381
Portland General Electric Co. 2,370 116,865
PPL Corp. 23,017 662,890
Southern Co. (The) 28,396 1,769,639
Via Renewables, Inc. 425 4,739
Xcel Energy, Inc. 15,255 985,320
17,998,105
Electrical Equipment 0.4%
ABB Ltd. , ADR-CH 2,277 75,232
Acuity Brands, Inc. 1,034 212,415
Advent Technologies
Holdings, Inc. * 62 595
Allied Motion Technologies,
Inc. 441 15,501
American Superconductor
Corp. * 605 11,120
AMETEK, Inc. 6,265 829,486
Array Technologies, Inc. * 2,828 60,378
Atkore, Inc. * 1,132 107,008
AZZ, Inc. 925 49,145
Babcock & Wilcox Enterprises,
Inc. * 107 731
Beam Global * 17 535
Blink Charging Co. *(d) 1,202 38,224
Bloom Energy Corp., Class A * 3,800 118,788
ChargePoint Holdings, Inc. * 2,061 51,072
Eaton Corp. plc 10,803 1,779,902
Emerson Electric Co. 16,223 1,573,793
Encore Wire Corp. 307 41,156
EnerSys 872 69,795
Enovix Corp. * 253 6,679
Eos Energy Enterprises, Inc. * 74 781
Fluence Energy, Inc. * 2,392 85,083
FuelCell Energy, Inc. *(d) 9,628 76,928
Generac Holdings, Inc. * 1,655 825,117
GrafTech International Ltd. 5,711 61,108
Hubbell, Inc. 1,430 285,099
LSI Industries, Inc. 54 402
Common Stocks
Shares Value ($)
Electrical Equipment
nVent Electric plc 4,315 152,967
Plug Power, Inc. *(d) 14,317 547,912
Powell Industries, Inc. 344 8,896
Preformed Line Products Co. 99 6,871
Regal Rexnord Corp. 1,794 273,280
Rockwell Automation, Inc. 3,196 1,020,802
Romeo Power, Inc. * 188 816
Sensata Technologies Holding
plc * 4,244 233,844
Shoals Technologies Group,
Inc., Class A * 2,487 77,072
Stem, Inc. * 586 13,894
Sunrun, Inc. * 4,852 279,863
Sunworks, Inc. * 57 346
Thermon Group Holdings,
Inc. * 1,218 21,047
TPI Composites, Inc. * 1,089 36,623
Vertiv Holdings Co. 7,297 187,387
Vicor Corp. * 645 97,775
9,335,468
Electronic Equipment, Instruments & Components 0.4%
908 Devices, Inc. * 26 855
Advanced Energy Industries,
Inc. 1,001 91,912
Aeva Technologies, Inc. *(d) 3,842 29,814
Akoustis Technologies, Inc. * 871 6,550
Amphenol Corp., Class A 15,956 1,224,942
Arlo Technologies, Inc. * 2,696 18,602
Arrow Electronics, Inc. * 1,648 190,756
Avnet, Inc. 2,266 86,357
Badger Meter, Inc. 984 100,614
Belden, Inc. 901 54,249
Benchmark Electronics, Inc. 172 4,009
CDW Corp. 3,650 681,273
Cognex Corp. 4,578 400,987
Coherent, Inc. * 650 165,360
Corning, Inc. 20,699 736,263
CTS Corp. 1,102 39,253
Daktronics, Inc. * 1,291 7,165
ePlus, Inc. * 91 10,062
Fabrinet * 851 81,696
FARO Technologies, Inc. * 632 46,496
Identiv, Inc. * 44 843
II-VI, Inc. * 2,678 162,046
Insight Enterprises, Inc. * 928 87,882
IPG Photonics Corp. * 1,028 163,462
Iteris, Inc. * 1,346 7,215
Itron, Inc. * 1,180 91,769
Jabil, Inc. 3,503 210,040
Keysight Technologies, Inc. * 4,850 873,097
Kimball Electronics, Inc. * 887 25,501
Knowles Corp. * 2,767 57,664
Littelfuse, Inc. 667 196,465
Luna Innovations, Inc. * 855 8,328
Methode Electronics, Inc. 1,333 56,079
MicroVision, Inc. * 4,806 36,574
Mirion Technologies, Inc. * 115 1,218
Napco Security Technologies,
Inc. * 443 21,246

54 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
National Instruments Corp. 3,593 152,595
nLight, Inc. * 1,237 34,784
Novanta, Inc. * 831 143,397
OSI Systems, Inc. * 324 30,168
Ouster, Inc. * 238 1,466
PAR Technology Corp. *(d) 591 37,127
PC Connection, Inc. 411 18,927
Plexus Corp. * 571 49,860
Powerfleet, Inc. * 70 484
Rogers Corp. * 442 88,895
Sanmina Corp. * 1,387 52,359
ScanSource, Inc. * 53 1,896
SmartRent, Inc. * 76 998
SYNNEX Corp. 1,008 105,840
TE Connectivity Ltd. 701 102,346
Teledyne Technologies, Inc. * 1,269 570,060
Trimble, Inc. * 6,804 594,466
TTM Technologies, Inc. * 1,620 21,449
Velodyne Lidar, Inc. *(d) 3,139 19,148
Vishay Intertechnology, Inc. 3,236 62,196
Vishay Precision Group, Inc. * 428 14,591
Vontier Corp. 4,115 139,210
Zebra Technologies Corp.,
Class A * 1,447 772,626
8,991,532
Energy Equipment & Services 0.1%
Archrock, Inc. 4,238 34,709
Aspen Aerogels, Inc. * 736 40,083
Baker Hughes Co. 20,257 508,045
Bristow Group, Inc. * 268 9,273
Cactus, Inc., Class A 1,785 77,647
ChampionX Corp. * 5,908 154,967
Core Laboratories NV 98 2,549
DMC Global, Inc. * 537 22,436
Dril-Quip, Inc. * 274 6,455
Expro Group Holdings NV * 887 15,212
FTS International, Inc.,
Class A * 25 662
Halliburton Co. 23,309 582,492
Helix Energy Solutions Group,
Inc. * 5,256 19,868
Helmerich & Payne, Inc. 2,665 82,722
Liberty Oilfield Services, Inc.,
Class A * 2,381 30,762
Nabors Industries Ltd. * 66 6,765
National Energy Services
Reunited Corp. * 768 8,986
Newpark Resources, Inc. * 3,006 10,220
NexTier Oilfield Solutions,
Inc. * 5,911 26,363
NOV, Inc. * 9,299 130,372
Oceaneering International,
Inc. * 1,652 22,467
Oil States International, Inc. * 2,026 12,278
Patterson-UTI Energy, Inc. 3,262 27,923
ProPetro Holding Corp. * 2,851 27,341
RPC, Inc. * 2,222 11,977
Schlumberger NV 38,035 1,227,009
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Energy Services, Inc.,
Class A * 2,312 13,895
Solaris Oilfield Infrastructure,
Inc., Class A 1,062 8,061
TETRA Technologies, Inc. * 243 785
Tidewater, Inc. * 454 5,507
Transocean Ltd. * 1,136 4,010
US Silica Holdings, Inc. * 2,588 25,052
Valaris Ltd. * 140 4,931
3,161,824
Entertainment 1.1%
Activision Blizzard, Inc. 20,808 1,626,978
AMC Entertainment Holdings,
Inc., Class A *(d) 13,904 491,784
Cinemark Holdings, Inc. *(d) 2,164 40,683
CuriosityStream, Inc. * 58 578
Electronic Arts, Inc. 7,828 1,097,877
Endeavor Group Holdings,
Inc., Class A * 58 1,559
Eros STX Global Corp. * 3,061 2,502
IMAX Corp. * 1,679 31,649
Liberty Media Corp.-Liberty
Braves, Class C * 1,189 35,337
Liberty Media Corp.-Liberty
Formula One, Class A * 161 8,396
Liberty Media Corp-Liberty
Braves, Class A * 313 9,568
Liberty Media Corp-Liberty
Formula One, Class C * 4,902 273,532
Lions Gate Entertainment
Corp., Class A * 3,134 38,590
Live Nation Entertainment,
Inc. * 3,549 358,981
LiveOne, Inc. * 899 2,059
Madison Square Garden
Entertainment Corp. * 861 60,675
Madison Square Garden
Sports Corp., Class A * 474 89,828
Marcus Corp. (The) * 772 14,336
Netflix, Inc. * 11,867 8,191,909
Playtika Holding Corp. * 1,870 52,884
ROBLOX Corp., Class A * 556 46,715
Roku, Inc. * 3,163 964,399
Sciplay Corp., Class A * 50 1,011
Skillz, Inc. *(d) 7,923 88,579
Spotify Technology SA * 3,358 971,805
Take-Two Interactive
Software, Inc. * 3,030 548,430
Walt Disney Co. (The) * 54,042 9,136,881
Warner Music Group Corp.,
Class A 201 9,947
World Wrestling
Entertainment, Inc., Class A 31,961 1,952,498
Zynga, Inc., Class A * 28,505 210,367
26,360,337
Equity Real Estate Investment Trusts (REITs) 1.7%
Acadia Realty Trust 1,283 27,431
Agree Realty Corp. 1,802 128,050

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Alexander & Baldwin, Inc. 2,484 60,933
Alexander's, Inc. 73 20,351
Alexandria Real Estate
Equities, Inc. 4,188 854,938
American Assets Trust, Inc. 1,761 66,619
American Campus
Communities, Inc. 4,042 217,136
American Finance Trust, Inc. 3,831 31,721
American Homes 4 Rent,
Class A 7,999 324,759
American Tower Corp. 12,111 3,414,939
Americold Realty Trust 6,613 194,885
Apartment Income REIT Corp. 4,169 223,500
Apartment Investment and
Management Co., Class A 4,144 31,412
Apple Hospitality REIT, Inc. 5,143 80,797
Armada Hoffler Properties,
Inc. 126 1,727
AvalonBay Communities, Inc. 3,786 896,070
Bluerock Residential Growth
REIT, Inc. 63 852
Boston Properties, Inc. 4,137 470,129
Brandywine Realty Trust 3,026 40,094
Brixmor Property Group, Inc. 7,269 170,385
Broadstone Net Lease, Inc. 3,881 103,196
BRT Apartments Corp. 281 5,592
Camden Property Trust 2,668 435,151
CareTrust REIT, Inc. 453 9,400
CatchMark Timber Trust, Inc.,
Class A 1,725 14,766
Centerspace 410 41,508
Chatham Lodging Trust * 1,724 21,878
City Office REIT, Inc. 1,492 28,303
Clipper Realty, Inc. 525 4,504
Columbia Property Trust, Inc. 2,353 45,107
Community Healthcare Trust,
Inc. 767 36,693
CorePoint Lodging, Inc. * 1,461 25,188
CoreSite Realty Corp. 1,099 156,564
Corporate Office Properties
Trust 2,573 69,780
Cousins Properties, Inc. 4,113 162,916
Crown Castle International
Corp. 11,415 2,058,124
CTO Realty Growth, Inc. 233 12,491
CubeSmart 5,277 290,288
CyrusOne, Inc. 3,279 268,944
DiamondRock Hospitality Co. * 3,438 31,080
Digital Realty Trust, Inc. 7,554 1,192,097
DigitalBridge Group, Inc. * 10,217 68,454
Diversified Healthcare Trust 8,099 29,480
Douglas Emmett, Inc. 4,732 154,642
Duke Realty Corp. 10,429 586,527
Easterly Government
Properties, Inc. 2,731 57,433
EastGroup Properties, Inc. 1,126 222,700
Empire State Realty Trust,
Inc., Class A 4,589 44,422
EPR Properties 2,098 105,341
Equinix, Inc. 2,517 2,106,905
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Equity Commonwealth 2,724 70,633
Equity LifeStyle Properties,
Inc. 4,883 412,662
Equity Residential 10,087 871,517
Essential Properties Realty
Trust, Inc. 3,461 103,103
Essex Property Trust, Inc. 1,752 595,557
Extra Space Storage, Inc. 3,451 681,124
Farmland Partners, Inc. 925 10,397
Federal Realty Investment
Trust 2,894 348,293
First Industrial Realty Trust,
Inc. 3,548 206,600
Four Corners Property Trust,
Inc. 2,010 58,290
Franklin Street Properties
Corp. 3,802 17,109
Gaming and Leisure
Properties, Inc. 6,129 297,195
GEO Group, Inc. (The) 3,799 31,076
Getty Realty Corp. 215 6,906
Gladstone Commercial Corp. 1,143 24,986
Gladstone Land Corp. 581 12,863
Global Medical REIT, Inc. 1,375 22,797
Global Net Lease, Inc. 3,208 51,392
Healthcare Realty Trust, Inc. 2,773 91,675
Healthcare Trust of America,
Inc., Class A 5,550 185,314
Healthpeak Properties, Inc. 15,129 537,231
Hersha Hospitality Trust * 1,178 10,520
Highwoods Properties, Inc. 2,867 128,556
Host Hotels & Resorts, Inc. * 19,664 330,945
Hudson Pacific Properties,
Inc. 3,501 90,151
Independence Realty Trust,
Inc. 3,310 78,215
Indus Realty Trust, Inc. 88 6,134
Industrial Logistics Properties
Trust 2,248 63,146
Innovative Industrial
Properties, Inc. 591 155,486
Invitation Homes, Inc. 15,525 640,406
Iron Mountain, Inc. 7,129 325,368
iStar, Inc. 881 22,236
JBG SMITH Properties 3,559 102,713
Kilroy Realty Corp. 2,662 179,366
Kimco Realty Corp. 16,289 368,131
Kite Realty Group Trust 7,392 150,062
Lamar Advertising Co.,
Class A 2,274 257,417
Lexington Realty Trust 6,523 95,040
Life Storage, Inc. 2,004 268,155
LTC Properties, Inc. 1,356 43,202
Macerich Co. (The) 4,997 90,396
Mack-Cali Realty Corp. * 2,542 46,239
Medical Properties Trust, Inc. 19,977 426,109
MGM Growth Properties LLC,
Class A 325 12,798

56 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Mid-America Apartment
Communities, Inc. 3,607 736,585
Monmouth Real Estate
Investment Corp. 2,064 38,906
National Health Investors, Inc. 1,000 53,780
National Retail Properties, Inc. 6,848 310,625
National Storage Affiliates
Trust 2,148 134,164
NETSTREIT Corp. 297 7,199
NexPoint Residential Trust,
Inc. 296 20,963
Office Properties Income Trust 1,566 40,121
Omega Healthcare Investors,
Inc. 9,171 269,261
One Liberty Properties, Inc. 633 19,788
Outfront Media, Inc. 3,805 94,706
Paramount Group, Inc. 5,759 48,836
Park Hotels & Resorts, Inc. * 6,974 129,228
Pebblebrook Hotel Trust 3,227 72,478
Physicians Realty Trust 5,101 96,970
Piedmont Office Realty Trust,
Inc., Class A 2,713 48,183
Plymouth Industrial REIT, Inc. 573 14,646
Postal Realty Trust, Inc.,
Class A 27 525
PotlatchDeltic Corp. 1,731 90,479
Preferred Apartment
Communities, Inc., Class A 1,728 21,790
Prologis, Inc. 19,733 2,860,496
PS Business Parks, Inc. 494 87,784
Public Storage 4,215 1,400,139
Rayonier, Inc. 3,641 135,919
Realty Income Corp. 11,681 834,374
Regency Centers Corp. 4,713 331,842
Retail Opportunity
Investments Corp. 4,063 72,199
Retail Value, Inc. 671 4,200
Rexford Industrial Realty, Inc. 4,016 269,875
RLJ Lodging Trust 3,813 54,983
RPT Realty 2,682 35,644
Ryman Hospitality Properties,
Inc. * 1,285 109,919
Sabra Health Care REIT, Inc. 5,304 75,052
Safehold, Inc. 574 42,878
Saul Centers, Inc. 429 19,906
SBA Communications Corp. 3,280 1,132,682
Seritage Growth Properties,
Class A * 1,197 18,434
Service Properties Trust 4,378 47,151
Simon Property Group, Inc. 8,815 1,292,103
SITE Centers Corp. 5,271 83,756
SL Green Realty Corp. 1,594 111,692
Spirit Realty Capital, Inc. 2,958 144,735
STAG Industrial, Inc. 4,235 184,350
STORE Capital Corp. 7,102 243,812
Summit Hotel Properties, Inc. * 2,931 29,310
Sun Communities, Inc. 3,120 611,458
Sunstone Hotel Investors,
Inc. * 5,130 63,304
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Tanger Factory Outlet
Centers, Inc. 3,220 54,096
Terreno Realty Corp. 1,829 133,755
UDR, Inc. 7,686 426,804
UMH Properties, Inc. 1,094 26,190
Uniti Group, Inc. 6,250 89,437
Universal Health Realty
Income Trust 449 25,580
Urban Edge Properties 2,360 41,371
Urstadt Biddle Properties, Inc.,
Class A 1,134 22,272
Ventas, Inc. 10,441 557,236
VEREIT, Inc. 6,359 319,858
VICI Properties, Inc. 18,960 556,476
Vornado Realty Trust 4,518 192,602
Washington REIT 2,895 73,388
Welltower, Inc. 11,542 927,977
Weyerhaeuser Co. 19,459 695,075
Whitestone REIT 1,410 12,944
WP Carey, Inc. 5,178 399,276
Xenia Hotels & Resorts, Inc. * 2,472 44,002
41,319,282
Food & Staples Retailing 0.6%
Albertsons Cos., Inc.,
Class A (d) 4,016 124,295
Andersons, Inc. (The) 1,118 38,079
BJ's Wholesale Club Holdings,
Inc. * 3,276 191,450
Casey's General Stores, Inc. 959 183,687
Chefs' Warehouse, Inc. (The) * 891 31,069
Costco Wholesale Corp. 11,811 5,805,579
Grocery Outlet Holding Corp. * 1,915 42,494
HF Foods Group, Inc. * 1,352 9,545
Ingles Markets, Inc., Class A 516 35,702
Kroger Co. (The) 19,546 782,231
Natural Grocers by Vitamin
Cottage, Inc. 296 3,605
Performance Food Group
Co. * 4,372 197,746
PriceSmart, Inc. 500 35,975
Rite Aid Corp. * 1,925 26,161
SpartanNash Co. 1,224 28,323
Sprouts Farmers Market, Inc. * 2,850 63,099
Sysco Corp. 14,740 1,133,506
United Natural Foods, Inc. * 1,658 71,941
US Foods Holding Corp. * 5,979 207,292
Village Super Market, Inc.,
Class A 257 5,723
Walgreens Boots Alliance, Inc. 19,316 908,238
Walmart, Inc. 38,464 5,747,291
Weis Markets, Inc. 362 20,384
15,693,415
Food Products 0.5%
AppHarvest, Inc. * 2,162 13,015
Archer-Daniels-Midland Co. 15,392 988,782
B&G Foods, Inc. 2,062 60,705
Benson Hill, Inc. * 86 519
Beyond Meat, Inc. *(d) 1,527 151,143

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Food Products
Bunge Ltd. 3,397 314,698
Calavo Growers, Inc. 591 23,758
Cal-Maine Foods, Inc. 1,122 40,459
Campbell Soup Co. 5,976 238,741
Conagra Brands, Inc. 12,634 406,815
Darling Ingredients, Inc. * 4,436 374,931
Flowers Foods, Inc. 5,361 132,685
Fresh Del Monte Produce, Inc. 1,069 35,801
Freshpet, Inc. * 1,161 181,012
General Mills, Inc. 15,977 987,379
Hain Celestial Group, Inc.
(The) * 2,066 92,701
Hershey Co. (The) 4,255 746,114
Hormel Foods Corp. 7,505 317,612
Hostess Brands, Inc. * 4,251 80,386
Ingredion, Inc. 1,760 167,605
J & J Snack Foods Corp. 540 79,677
J M Smucker Co. (The) 3,527 433,327
John B Sanfilippo & Son, Inc. 316 26,702
Kellogg Co. 7,890 483,657
Kraft Heinz Co. (The) 17,670 634,176
Lamb Weston Holdings, Inc. 3,920 221,284
Lancaster Colony Corp. 483 82,110
Landec Corp. * 855 8,311
Limoneira Co. 726 11,710
McCormick & Co., Inc.
(Non-Voting) 6,826 547,650
Mission Produce, Inc. * 1,655 31,429
Mondelez International, Inc.,
Class A 38,257 2,323,730
Pilgrim's Pride Corp. * 550 15,488
Post Holdings, Inc. * 1,632 165,615
Sanderson Farms, Inc. 479 90,747
Seaboard Corp. 3 11,550
Seneca Foods Corp., Class A * 218 11,255
Simply Good Foods Co.
(The) * 2,008 79,617
Tattooed Chef, Inc. * 1,768 31,771
Tootsie Roll Industries, Inc. 585 18,515
TreeHouse Foods, Inc. * 1,170 42,284
Tyson Foods, Inc., Class A 7,757 620,327
Utz Brands, Inc. 1,870 29,153
Vital Farms, Inc. * 37 608
Whole Earth Brands, Inc. * 78 946
11,356,500
Gas Utilities 0.1%
Atmos Energy Corp. 3,544 326,473
Brookfield Infrastructure Corp.,
Class A (d) 1,094 66,340
Chesapeake Utilities Corp. 607 79,560
National Fuel Gas Co. 2,161 124,106
New Jersey Resources Corp. 2,241 84,732
Northwest Natural Holding Co. 1,052 47,435
ONE Gas, Inc. 1,372 92,336
South Jersey Industries, Inc. 9,300 211,668
Southwest Gas Holdings, Inc. 1,349 93,418
Spire, Inc. 1,332 83,596
Star Group LP 75 851
Common Stocks
Shares Value ($)
Gas Utilities
UGI Corp. 5,738 249,087
1,459,602
Health Care Equipment & Supplies 1.8%
Abbott Laboratories 46,407 5,981,398
ABIOMED, Inc. * 1,510 501,380
Accelerate Diagnostics, Inc. * 1,043 6,154
Accuray, Inc. * 3,595 17,939
Acutus Medical, Inc. * 1,138 8,922
Align Technology, Inc. * 2,070 1,292,446
Alphatec Holdings, Inc. * 1,381 16,199
AngioDynamics, Inc. * 1,319 37,723
Apyx Medical Corp. * 997 14,257
Asensus Surgical, Inc. * 714 1,207
Aspira Women's Health, Inc. * 1,578 5,286
AtriCure, Inc. * 1,366 102,532
Atrion Corp. 22 16,016
Avanos Medical, Inc. * 902 28,449
Axogen, Inc. * 1,208 18,350
Axonics, Inc. * 994 72,910
Baxter International, Inc. 13,190 1,041,482
Becton Dickinson and Co. 7,601 1,821,124
BioLife Solutions, Inc. * 986 52,406
Boston Scientific Corp. * 37,717 1,626,734
Butterfly Network, Inc. *(d) 4,930 50,878
Cardiovascular Systems, Inc. * 1,253 43,955
Cerus Corp. * 5,492 36,247
ClearPoint Neuro, Inc. * 40 669
Co-Diagnostics, Inc. * 61 501
CONMED Corp. 903 132,091
Cooper Cos., Inc. (The) 1,248 520,316
CryoLife, Inc. * 1,278 26,378
CryoPort, Inc. *(d) 1,157 94,342
Cutera, Inc. * 599 25,757
CytoSorbents Corp. * 1,315 7,745
Danaher Corp. 16,915 5,273,590
Dentsply Sirona, Inc. 5,653 323,408
DexCom, Inc. * 2,573 1,603,519
Eargo, Inc. * 174 1,531
Edwards Lifesciences Corp. * 16,427 1,968,283
Envista Holdings Corp. * 4,630 181,033
Figs, Inc., Class A * 897 30,148
Glaukos Corp. * 1,407 64,314
Globus Medical, Inc., Class A * 2,126 164,063
Haemonetics Corp. * 1,412 97,019
Heska Corp. * 260 58,118
Hill-Rom Holdings, Inc. 1,646 254,965
Hologic, Inc. * 6,790 497,775
ICU Medical, Inc. * 423 99,037
IDEXX Laboratories, Inc. * 2,262 1,506,809
Inari Medical, Inc. * 935 84,636
Inogen, Inc. * 654 25,931
Insulet Corp. * 1,795 556,486
Integer Holdings Corp. * 755 67,965
Integra LifeSciences Holdings
Corp. * 1,999 132,854
Intersect ENT, Inc. * 1,094 29,505
Intuitive Surgical, Inc. * 9,807 3,541,602
Invacare Corp. * 1,475 7,287
iRadimed Corp. * 168 6,270

58 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
iRhythm Technologies, Inc. * 849 59,549
Lantheus Holdings, Inc. * 2,431 56,861
LeMaitre Vascular, Inc. 616 32,038
LivaNova plc * 1,242 95,286
Masimo Corp. * 1,354 383,913
Medtronic plc 35,803 4,291,348
Meridian Bioscience, Inc. * 1,496 28,140
Merit Medical Systems, Inc. * 1,373 92,348
Mesa Laboratories, Inc. 56 17,119
Misonix, Inc. *∞ 472 12,527
Natus Medical, Inc. * 1,132 28,357
Neogen Corp. * 2,717 114,956
Neuronetics, Inc. * 50 260
Nevro Corp. * 918 104,413
Novocure Ltd. * 2,421 248,322
NuVasive, Inc. * 1,603 85,536
OraSure Technologies, Inc. * 2,243 23,933
Ortho Clinical Diagnostics
Holdings plc * 2,247 44,423
Orthofix Medical, Inc. * 645 23,207
OrthoPediatrics Corp. * 431 30,674
Outset Medical, Inc. *(d) 1,427 76,016
PAVmed, Inc. * 1,429 7,760
Penumbra, Inc. * 856 236,727
PROCEPT BioRobotics
Corp. * 235 10,042
Pulmonx Corp. * 926 36,049
Pulse Biosciences, Inc. * 396 8,352
Quidel Corp. *(d) 1,014 134,629
Quotient Ltd. * 2,268 5,738
ResMed, Inc. 3,841 1,009,837
Retractable Technologies,
Inc. *(d) 422 3,992
SeaSpine Holdings Corp. * 798 11,938
Senseonics Holdings, Inc. *(d) 11,304 39,564
Shockwave Medical, Inc. * 929 198,527
SI-BONE, Inc. * 946 21,332
Sientra, Inc. * 1,325 7,765
Silk Road Medical, Inc. * 795 46,674
SmileDirectClub, Inc. * 243 1,251
Soliton, Inc. * 233 4,798
STAAR Surgical Co. * 1,310 155,183
Stereotaxis, Inc. * 1,533 9,045
STERIS plc 2,288 534,797
Stryker Corp. 9,289 2,471,524
Surmodics, Inc. * 484 26,939
Tactile Systems Technology,
Inc. * 627 21,625
Tandem Diabetes Care, Inc. * 1,639 223,445
Teleflex, Inc. 1,229 438,679
TransMedics Group, Inc. * 766 21,011
Treace Medical Concepts,
Inc. * 39 899
Utah Medical Products, Inc. 138 13,363
Vapotherm, Inc. * 595 13,608
Varex Imaging Corp. * 1,351 36,274
ViewRay, Inc. * 3,927 28,706
West Pharmaceutical
Services, Inc. 1,935 831,818
Zimmer Biomet Holdings, Inc. 6,199 887,201
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zynex, Inc. * 654 8,195
43,534,454
Health Care Providers & Services 1.3%
1Life Healthcare, Inc. * 3,609 78,171
Acadia Healthcare Co., Inc. * 2,477 153,574
Accolade, Inc. * 1,557 61,953
AdaptHealth Corp. * 1,998 54,446
Addus HomeCare Corp. * 480 44,880
agilon health, Inc. * 1,691 41,430
Alignment Healthcare, Inc. * 57 1,132
Amedisys, Inc. * 922 156,131
AmerisourceBergen Corp. 4,099 500,160
AMN Healthcare Services,
Inc. * 1,252 123,572
Anthem, Inc. 6,561 2,854,888
Apollo Medical Holdings,
Inc. *(d) 1,041 71,444
Apria, Inc. * 29 1,085
ATI Physical Therapy, Inc. * 129 370
Aveanna Healthcare Holdings,
Inc. * 90 695
Brookdale Senior Living, Inc. * 6,864 44,616
Cano Health, Inc. * 316 3,473
Cardinal Health, Inc. 7,625 364,551
Castle Biosciences, Inc. * 780 48,633
Centene Corp. * 15,429 1,099,162
Chemed Corp. 357 172,163
Cigna Corp. 8,866 1,893,866
Clover Health Investments
Corp. * 359 2,693
Community Health Systems,
Inc. * 2,506 32,829
CorVel Corp. * 144 26,384
Covetrus, Inc. * 3,323 67,091
Cross Country Healthcare,
Inc. * 1,390 28,815
CVS Health Corp. 35,025 3,127,032
DaVita, Inc. * 1,838 189,755
Encompass Health Corp. 2,559 162,650
Ensign Group, Inc. (The) 1,333 103,987
Exagen, Inc. * 171 1,987
Five Star Senior Living, Inc. * 837 3,440
Fulgent Genetics, Inc. *(d) 691 57,298
Guardant Health, Inc. * 2,359 275,508
Hanger, Inc. * 1,389 25,947
HCA Healthcare, Inc. 6,790 1,700,623
HealthEquity, Inc. * 1,928 127,595
Henry Schein, Inc. * 3,966 302,804
Hims & Hers Health, Inc. * 238 1,856
Humana, Inc. 3,396 1,572,891
InfuSystem Holdings, Inc. * 525 8,731
Innovage Holding Corp. * 40 265
Joint Corp. (The) * 451 39,453
Laboratory Corp. of America
Holdings * 2,662 764,047
LHC Group, Inc. * 872 117,362
LifeStance Health Group,
Inc. * 98 1,174
Magellan Health, Inc. * 520 49,312

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Health Care Providers & Services
McKesson Corp. 4,187 870,394
MEDNAX, Inc. * 2,127 57,918
ModivCare, Inc. * 245 39,879
Molina Healthcare, Inc. * 1,499 443,284
National HealthCare Corp. 438 30,634
National Research Corp. 487 21,087
Oak Street Health, Inc. *(d) 2,775 131,063
Ontrak, Inc. * 250 2,150
Option Care Health, Inc. * 4,311 117,820
Owens & Minor, Inc. 2,002 71,832
Patterson Cos., Inc. 2,006 62,708
Pennant Group, Inc. (The) * 924 23,627
PetIQ, Inc. *(d) 668 16,733
Premier, Inc., Class A 2,952 114,980
Privia Health Group, Inc. * 904 23,233
Progyny, Inc. * 1,306 80,228
Quest Diagnostics, Inc. 3,466 508,739
R1 RCM, Inc. * 2,163 46,937
RadNet, Inc. * 1,536 47,754
Select Medical Holdings Corp. 2,829 93,979
Sharps Compliance Corp. * 517 4,265
Signify Health, Inc., Class A * 2,172 34,904
SOC Telemed, Inc. * 105 231
Surgery Partners, Inc. * 661 27,194
Talkspace, Inc. * 177 609
Tenet Healthcare Corp. * 2,925 209,606
Tivity Health, Inc. * 1,464 36,629
Triple-S Management Corp.,
Class B * 780 27,526
UnitedHealth Group, Inc. 25,296 11,648,049
Universal Health Services,
Inc., Class B 1,976 245,222
US Physical Therapy, Inc. 166 17,905
Viemed Healthcare, Inc. * 936 5,363
31,624,406
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. * 3,638 50,132
American Well Corp., Class A * 5,427 48,843
Cerner Corp. 9,327 692,903
Certara, Inc. * 2,314 95,591
Change Healthcare, Inc. * 7,278 156,695
Computer Programs &
Systems, Inc. * 476 17,184
Doximity, Inc., Class A * 55 3,821
Evolent Health, Inc., Class A * 1,525 44,637
GoodRx Holdings, Inc.,
Class A * 127 5,664
Health Catalyst, Inc. * 1,439 75,749
HealthStream, Inc. * 920 24,481
iCAD, Inc. * 695 7,332
Inovalon Holdings, Inc.,
Class A * 2,372 96,754
Inspire Medical Systems, Inc. * 760 204,881
Multiplan Corp. * 4,588 19,774
NantHealth, Inc. * 841 1,320
NextGen Healthcare, Inc. * 1,922 31,636
Omnicell, Inc. * 1,222 217,699
OptimizeRx Corp. * 396 38,293
Common Stocks
Shares Value ($)
Health Care Technology
Phreesia, Inc. * 1,512 106,657
Schrodinger, Inc. * 1,286 70,190
Sema4 Holdings Corp. * 91 734
Sharecare, Inc. * 607 4,504
Simulations Plus, Inc. 471 23,786
Tabula Rasa HealthCare, Inc. * 302 8,199
Teladoc Health, Inc. * 4,084 610,926
Veeva Systems, Inc., Class A * 3,673 1,164,378
Vocera Communications, Inc. * 993 56,184
3,878,947
Hotels, Restaurants & Leisure 1.1%
Accel Entertainment, Inc. * 1,237 15,067
Airbnb, Inc., Class A * 372 63,486
Aramark 5,725 208,848
Bally's Corp. * 710 32,525
Biglari Holdings, Inc.,
Class B * 38 6,317
BJ's Restaurants, Inc. * 614 20,458
Bloomin' Brands, Inc. * 2,980 64,428
Bluegreen Vacations Holding
Corp. * 139 3,560
Booking Holdings, Inc. * 1,098 2,658,016
Boyd Gaming Corp. * 2,342 149,373
Brinker International, Inc. * 1,037 43,513
Caesars Entertainment, Inc. * 10,239 1,120,761
Carnival Corp. * 40,000 886,400
Carrols Restaurant Group, Inc. 1,522 5,586
Century Casinos, Inc. * 1,363 20,172
Cheesecake Factory, Inc.
(The) * 1,615 65,634
Chipotle Mexican Grill, Inc. * 769 1,368,074
Choice Hotels International,
Inc. 792 111,371
Churchill Downs, Inc. 1,639 376,970
Chuy's Holdings, Inc. * 652 19,012
Cracker Barrel Old Country
Store, Inc. 698 92,953
Darden Restaurants, Inc. 3,676 529,859
Dave & Buster's
Entertainment, Inc. * 823 30,558
Del Taco Restaurants, Inc. 1,126 9,391
Denny's Corp. * 1,939 30,830
Dine Brands Global, Inc. * 549 46,396
Domino's Pizza, Inc. 954 466,477
DraftKings, Inc., Class A * 7,783 362,610
Drive Shack, Inc. * 176 458
Dutch Bros, Inc., Class A * 97 7,395
El Pollo Loco Holdings, Inc. * 594 8,732
Everi Holdings, Inc. * 2,692 64,608
Expedia Group, Inc. * 3,964 651,721
Fiesta Restaurant Group,
Inc. * 882 9,296
First Watch Restaurant Group,
Inc. *(d) 5,019 108,310
Full House Resorts, Inc. * 68 677
GAN Ltd. * 238 3,399
Golden Entertainment, Inc. * 551 28,635
Golden Nugget Online
Gaming, Inc. * 1,692 28,544

60 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Grand Vacations, Inc. * 2,249 113,080
Hilton Worldwide Holdings,
Inc. * 7,355 1,058,752
Hyatt Hotels Corp., Class A * 1,204 102,581
International Game
Technology plc * 1,951 57,535
Jack in the Box, Inc. (d) 460 45,517
Krispy Kreme, Inc. 49 625
Kura Sushi USA, Inc.,
Class A * 134 5,706
Las Vegas Sands Corp. * 9,501 368,734
Lindblad Expeditions
Holdings, Inc. * 887 13,261
Marriott International, Inc.,
Class A * 7,305 1,168,946
Marriott Vacations Worldwide
Corp. 1,057 166,182
McDonald's Corp. 19,880 4,881,534
MGM Resorts International 29,609 1,396,360
Monarch Casino & Resort,
Inc. * 443 31,993
Nathan's Famous, Inc. 88 5,500
Noodles & Co. * 1,110 13,486
Norwegian Cruise Line
Holdings Ltd. *(d) 38,799 997,910
Papa John's International, Inc. 754 93,556
Penn National Gaming, Inc. * 4,386 314,038
Planet Fitness, Inc., Class A * 2,271 180,658
Playa Hotels & Resorts NV * 271 2,306
PlayAGS, Inc. * 1,088 9,596
Portillo's, Inc., Class A * 5,566 211,508
RCI Hospitality Holdings, Inc. 379 25,696
Red Robin Gourmet Burgers,
Inc. * 458 9,100
Red Rock Resorts, Inc.,
Class A * 1,416 77,045
Royal Caribbean Cruises Ltd. * 6,122 516,880
Rush Street Interactive, Inc. * 514 10,347
Ruth's Hospitality Group, Inc. * 1,025 19,823
Scientific Games Corp. * 2,661 213,013
SeaWorld Entertainment, Inc. * 1,208 76,708
Shake Shack, Inc., Class A * 932 64,466
Six Flags Entertainment
Corp. * 1,985 81,643
Starbucks Corp. 31,585 3,350,221
Target Hospitality Corp. * 1,611 6,670
Texas Roadhouse, Inc. 1,918 170,338
Travel + Leisure Co. 1,927 104,713
Vail Resorts, Inc. 1,371 472,597
Wendy's Co. (The) 4,569 101,889
Wingstop, Inc. 766 132,112
Wyndham Hotels & Resorts,
Inc. 2,263 191,156
Wynn Resorts Ltd. * 2,955 265,359
Yum China Holdings, Inc. 10,105 576,793
Yum! Brands, Inc. 7,925 990,149
28,416,502
Household Durables 0.2%
Aterian, Inc. * 40 256
Common Stocks
Shares Value ($)
Household Durables
Bassett Furniture Industries,
Inc. 19 321
Beazer Homes USA, Inc. * 877 15,882
Casper Sleep, Inc. * 223 812
Cavco Industries, Inc. * 313 75,239
Century Communities, Inc. 527 35,341
Cricut, Inc., Class A * 30 850
DR Horton, Inc. 9,037 806,733
Dream Finders Homes, Inc.,
Class A * 37 587
Ethan Allen Interiors, Inc. 851 19,752
Flexsteel Industries, Inc. 13 364
Garmin Ltd. 4,111 590,340
GoPro, Inc., Class A * 4,624 39,813
Green Brick Partners, Inc. * 717 18,678
Hamilton Beach Brands
Holding Co., Class A 183 2,745
Helen of Troy Ltd. * 693 155,890
Hooker Furnishings Corp. 339 8,546
Hovnanian Enterprises, Inc.,
Class A * 815 68,672
Installed Building Products,
Inc. 755 95,923
iRobot Corp. * 612 51,053
KB Home 2,390 95,958
La-Z-Boy, Inc. 1,641 54,547
Legacy Housing Corp. * 282 5,005
Leggett & Platt, Inc. 3,824 179,154
Lennar Corp., Class A 7,860 777,453
LGI Homes, Inc. * 563 84,056
Lifetime Brands, Inc. 325 5,512
Lovesac Co. (The) * 263 20,517
M/I Homes, Inc. * 997 57,088
MDC Holdings, Inc. 1,305 63,919
Meritage Homes Corp. * 929 100,992
Mohawk Industries, Inc. * 1,440 255,182
Newell Brands, Inc. 9,371 214,502
NVR, Inc. * 84 411,163
PulteGroup, Inc. 7,063 339,589
Purple Innovation, Inc. * 1,755 33,871
Skyline Champion Corp. * 1,182 74,844
Sonos, Inc. * 2,667 86,998
Taylor Morrison Home Corp. * 3,525 107,618
Tempur Sealy International,
Inc. 4,639 206,296
Toll Brothers, Inc. 2,740 164,866
TopBuild Corp. * 935 240,267
Traeger, Inc. * 229 4,326
TRI Pointe Group, Inc. * 2,843 68,772
Tupperware Brands Corp. * 364 8,095
Universal Electronics, Inc. * 473 19,478
VOXX International Corp. * 563 6,368
Vuzix Corp. *(d) 2,054 21,957
Whirlpool Corp. 1,632 344,075
6,040,265
Household Products 0.6%
Central Garden & Pet Co. * 1,065 50,586
Church & Dwight Co., Inc. 6,530 570,461
Clorox Co. (The) 4,271 696,216

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Household Products
Colgate-Palmolive Co. 22,226 1,693,399
Energizer Holdings, Inc. 2,109 76,915
Kimberly-Clark Corp. 8,823 1,142,490
Oil-Dri Corp. of America 175 6,093
Procter & Gamble Co. (The) 65,090 9,307,219
Reynolds Consumer Products,
Inc. 550 14,839
Spectrum Brands Holdings,
Inc. 1,156 108,375
WD-40 Co. 722 163,894
13,830,487
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 17,356 436,156
Brookfield Renewable Corp. 2,952 122,243
Clearway Energy, Inc., Class A 2,722 93,673
NextEra Energy Partners LP 161 13,894
Ormat Technologies, Inc. (d) 1,031 74,572
ReNew Energy Global plc,
Class A * 68 677
Sunnova Energy International,
Inc. * 2,373 105,741
Vistra Corp. 31,727 621,532
1,468,488
Industrial Conglomerates 0.5%
3M Co. 15,537 2,776,151
General Electric Co. 29,496 3,093,246
Honeywell International, Inc. 18,694 4,086,882
Raven Industries, Inc. * 1,082 62,561
Roper Technologies, Inc. 2,845 1,387,990
11,406,830
Insurance 1.0%
Aflac, Inc. 18,537 994,881
Alleghany Corp. * 352 229,286
Allstate Corp. (The) 8,022 992,081
Ambac Financial Group, Inc. * 1,644 27,800
American Equity Investment
Life Holding Co. 2,176 69,349
American Financial Group,
Inc. 1,789 243,376
American International Group,
Inc. 22,780 1,346,070
American National Group, Inc. 241 45,720
AMERISAFE, Inc. 556 32,965
Aon plc, Class A 5,972 1,910,562
Arch Capital Group Ltd. * 10,600 443,292
Argo Group International
Holdings Ltd. 588 32,399
Arthur J Gallagher & Co. 5,445 912,963
Assurant, Inc. 1,473 237,610
Assured Guaranty Ltd. 2,057 114,328
Athene Holding Ltd., Class A * 2,913 253,460
Axis Capital Holdings Ltd. 1,632 84,978
Bright Health Group, Inc. * 113 989
Brighthouse Financial, Inc. * 2,552 128,187
Brown & Brown, Inc. 6,472 408,448
BRP Group, Inc., Class A * 825 30,112
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 11,837 2,312,713
Cincinnati Financial Corp. 4,067 493,896
Citizens, Inc. * 1,790 11,528
CNA Financial Corp. 989 44,367
CNO Financial Group, Inc. 3,576 86,325
Crawford & Co., Class A 552 4,769
Donegal Group, Inc., Class A 389 5,543
eHealth, Inc. * 356 15,789
Employers Holdings, Inc. 58 2,239
Enstar Group Ltd. * 247 57,003
Erie Indemnity Co., Class A 549 112,990
Everest Re Group Ltd. 1,038 271,437
Fidelity National Financial, Inc. 8,775 420,410
First American Financial Corp. 2,501 182,923
Genworth Financial, Inc.,
Class A * 8,268 33,981
Globe Life, Inc. 2,696 239,998
GoHealth, Inc., Class A * 136 734
Goosehead Insurance, Inc.,
Class A 443 63,925
Greenlight Capital Re Ltd.,
Class A * 1,339 9,949
Hanover Insurance Group,
Inc. (The) 919 115,794
Hartford Financial Services
Group, Inc. (The) 9,247 674,384
HCI Group, Inc. 254 34,039
Heritage Insurance Holdings,
Inc. 1,117 7,305
Horace Mann Educators Corp. 620 24,292
Independence Holding Co. 140 6,867
Investors Title Co. 68 13,178
James River Group Holdings
Ltd. 110 3,514
Kemper Corp. 1,207 76,620
Kinsale Capital Group, Inc. 516 96,569
Lemonade, Inc. *(d) 1,095 68,065
Lincoln National Corp. 5,028 362,770
Loews Corp. 6,267 351,391
Manulife Financial Corp. 9,795 190,905
Markel Corp. * 364 477,979
Marsh & McLennan Cos., Inc. 13,675 2,280,990
MBIA, Inc. * 2,589 40,233
Mercury General Corp. 648 35,309
MetLife, Inc. 19,057 1,196,780
MetroMile, Inc. * 197 605
National Western Life Group,
Inc., Class A 92 19,781
NI Holdings, Inc. * 268 5,328
Old Republic International
Corp. 7,178 185,408
Oscar Health, Inc., Class A * 88 1,521
Palomar Holdings, Inc. * 801 73,251
Primerica, Inc. 1,115 187,588
Principal Financial Group, Inc. 7,291 489,153
ProAssurance Corp. 387 8,866
Progressive Corp. (The) 15,615 1,481,551
Prudential Financial, Inc. 10,951 1,205,158
Reinsurance Group of
America, Inc. 1,797 212,190

62 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
RenaissanceRe Holdings Ltd. 1,212 171,862
RLI Corp. 1,009 109,285
Root, Inc., Class A * 141 654
Safety Insurance Group, Inc. 58 4,548
Selective Insurance Group,
Inc. 1,594 124,922
Selectquote, Inc. * 3,728 49,545
SiriusPoint Ltd. * 3,135 29,469
State Auto Financial Corp. 599 30,735
Stewart Information Services
Corp. 211 15,017
Tiptree, Inc. 876 13,674
Travelers Cos., Inc. (The) 6,840 1,100,419
Trean Insurance Group, Inc. * 152 1,429
Trupanion, Inc. * 1,025 104,960
United Fire Group, Inc. 794 16,221
United Insurance Holdings
Corp. 903 3,449
Universal Insurance Holdings,
Inc. 842 12,436
Unum Group 6,195 157,787
W R Berkley Corp. 3,992 317,763
White Mountains Insurance
Group Ltd. 80 84,399
Willis Towers Watson plc 3,397 823,025
26,008,358
Interactive Media & Services 2.9%
Alphabet, Inc., Class A * 15,553 46,085,241
Angi, Inc. * 149 1,867
Bumble, Inc., Class A * 121 6,355
Cargurus, Inc. * 2,771 92,939
Cars.com, Inc. * 2,509 32,667
Eventbrite, Inc., Class A * 2,145 43,415
EverQuote, Inc., Class A * 501 6,909
fuboTV, Inc. *(d) 3,745 111,638
IAC/InterActiveCorp * 2,134 325,158
Liberty TripAdvisor Holdings,
Inc., Class A * 2,750 8,498
Match Group, Inc. * 7,253 1,093,607
MediaAlpha, Inc., Class A * 358 6,276
Meta Platforms, Inc., Class A * 66,424 21,492,814
Outbrain, Inc. *(d) 3,389 57,410
Pinterest, Inc., Class A * 14,928 666,386
QuinStreet, Inc. * 1,661 23,254
Snap, Inc., Class A * 2,395 125,929
TripAdvisor, Inc. * 2,922 96,338
TrueCar, Inc. * 3,555 14,895
Twitter, Inc. * 20,684 1,107,421
Vimeo, Inc. * 3,859 130,164
Yelp, Inc. * 1,632 63,044
Ziff Davis, Inc. * 1,235 158,413
Zillow Group, Inc., Class A * 5,810 605,436
ZipRecruiter, Inc., Class A * 79 2,195
ZoomInfo Technologies, Inc.,
Class A * 216 14,520
72,372,789
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail 1.8%
1-800-Flowers.com, Inc.,
Class A *(d) 1,154 37,067
Amazon.com, Inc. * 11,651 39,292,182
CarParts.com, Inc. * 752 11,453
Cazoo Group Ltd. * 171 1,590
Chewy, Inc., Class A * 172 13,038
ContextLogic, Inc., Class A * 801 4,085
DoorDash, Inc., Class A * 3,976 774,525
Duluth Holdings, Inc.,
Class B * 409 5,861
eBay, Inc. 17,485 1,341,449
Etsy, Inc. * 3,415 856,106
Groupon, Inc. *(d) 923 19,586
Lands' End, Inc. * 391 10,275
Liquidity Services, Inc. * 843 18,613
Original BARK Co. (The) * 166 1,222
Overstock.com, Inc. * 1,017 96,849
PetMed Express, Inc. 874 24,848
Porch Group, Inc. *(d) 2,184 45,930
Poshmark, Inc., Class A * 20 487
Quotient Technology, Inc. * 2,975 19,159
Qurate Retail, Inc. Series A, 9,471 98,877
RealReal, Inc. (The) * 2,383 31,051
Revolve Group, Inc. * 997 74,815
Shutterstock, Inc. 454 55,002
Stitch Fix, Inc., Class A * 1,914 66,224
Vivid Seats, Inc., Class A 54 729
Waitr Holdings, Inc. * 196 380
Wayfair, Inc., Class A *(d) 2,033 506,420
Xometry, Inc., Class A * 19 1,026
43,408,849
IT Services 2.5%
Accenture plc, Class A 16,989 6,095,483
Affirm Holdings, Inc. * 230 37,375
Akamai Technologies, Inc. * 4,221 445,147
Alliance Data Systems Corp. 1,301 110,910
Amdocs Ltd. 3,596 279,913
Automatic Data Processing,
Inc. 11,383 2,555,370
BigCommerce Holdings,
Inc. Series 1,* 1,329 61,413
Brightcove, Inc. * 1,421 14,096
Broadridge Financial
Solutions, Inc. 2,866 511,323
Cantaloupe, Inc. * 2,829 35,362
Cass Information Systems,
Inc. 516 21,151
Cloudflare, Inc., Class A * 6,738 1,312,023
Cognizant Technology
Solutions Corp., Class A 14,110 1,101,850
Concentrix Corp. 1,072 190,473
Conduent, Inc. * 5,968 40,284
CSG Systems International,
Inc. 319 15,966
Cyxtera Technologies, Inc. * 86 855
DigitalOcean Holdings, Inc. * 1,327 129,502
DXC Technology Co. * 7,027 228,869
Enjoy Technology, Inc. * 79 810
EPAM Systems, Inc. * 1,464 985,623

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 63
Common Stocks
Shares Value ($)
IT Services
Euronet Worldwide, Inc. * 1,237 138,779
EVERTEC, Inc. 1,237 55,925
Evo Payments, Inc., Class A * 1,407 30,504
ExlService Holdings, Inc. * 886 108,650
Fastly, Inc., Class A *(d) 2,901 146,820
Fidelity National Information
Services, Inc. 16,616 1,840,056
Fiserv, Inc. * 15,887 1,564,711
FleetCor Technologies, Inc. * 2,211 547,023
Gartner, Inc. * 2,212 734,185
Genpact Ltd. 5,179 255,584
Global Payments, Inc. 7,736 1,106,171
Globant SA * 1,015 323,978
GoDaddy, Inc., Class A * 4,643 321,156
GreenSky, Inc., Class A * 1,835 22,460
Grid Dynamics Holdings, Inc. * 782 22,482
Hackett Group, Inc. (The) 897 18,963
I3 Verticals, Inc., Class A * 532 11,911
International Business
Machines Corp. 23,850 2,983,635
International Money Express,
Inc. * 472 7,901
Jack Henry & Associates, Inc. 1,940 322,971
Limelight Networks, Inc. * 3,702 11,032
LiveRamp Holdings, Inc. * 1,838 98,351
Marqeta, Inc., Class A * 111 3,397
Mastercard, Inc., Class A 23,359 7,837,412
MAXIMUS, Inc. 1,512 127,870
MoneyGram International,
Inc. * 3,377 20,161
MongoDB, Inc. * 1,613 840,841
Okta, Inc. * 3,412 843,378
Paya Holdings, Inc. * 3,304 30,099
Paychex, Inc. 8,888 1,095,713
Paymentus Holdings, Inc.,
Class A * 24 614
Payoneer Global, Inc. * 701 5,293
PayPal Holdings, Inc. * 31,454 7,315,886
Paysafe Ltd. *(d) 7,844 61,183
Perficient, Inc. * 1,007 124,465
Priority Technology Holdings,
Inc. * 431 2,276
Rackspace Technology, Inc. * 2,158 28,680
Remitly Global, Inc. * 591 18,096
Repay Holdings Corp. * 2,954 62,064
Sabre Corp. * 9,454 98,133
Shift4 Payments, Inc.,
Class A * 1,269 80,112
Snowflake, Inc., Class A * 5,358 1,895,875
SolarWinds Corp. 851 13,701
Square, Inc., Class A * 10,675 2,716,787
Squarespace, Inc., Class A * 44 1,713
StarTek, Inc. * 617 3,393
StoneCo Ltd., Class A * 5,821 197,099
Switch, Inc., Class A 3,415 86,331
Thoughtworks Holding, Inc. * 3,236 93,488
Toast, Inc., Class A * 164 8,728
TTEC Holdings, Inc. 620 58,522
Tucows, Inc., Class A * 271 22,303
Twilio, Inc., Class A * 4,460 1,299,466
Common Stocks
Shares Value ($)
IT Services
Unisys Corp. * 2,262 57,839
VeriSign, Inc. * 2,565 571,149
Verra Mobility Corp. * 2,332 34,700
Visa, Inc., Class A 45,236 9,579,628
Western Union Co. (The) 9,735 177,372
WEX, Inc. * 1,229 183,981
Wix.com Ltd. * 1,210 225,012
60,669,806
Leisure Products 0.1%
Acushnet Holdings Corp. 1,224 62,350
American Outdoor Brands,
Inc. * 478 10,889
AMMO, Inc. * 169 1,021
Brunswick Corp. 1,954 181,898
Callaway Golf Co. * 3,165 85,613
Clarus Corp. 647 17,844
Escalade, Inc. 258 4,827
Genius Brands International,
Inc. * 608 845
Hasbro, Inc. 3,379 323,573
Hayward Holdings, Inc. * 1,464 33,950
Johnson Outdoors, Inc.,
Class A 192 20,387
Latham Group, Inc. * 49 755
Malibu Boats, Inc., Class A * 713 50,345
Marine Products Corp. 219 2,775
MasterCraft Boat Holdings,
Inc. * 709 18,987
Mattel, Inc. * 8,649 188,635
Nautilus, Inc. * 819 8,378
Peloton Interactive, Inc.,
Class A * 6,906 631,485
Polaris, Inc. 1,565 179,897
Smith & Wesson Brands, Inc. 781 16,791
Solo Brands, Inc., Class A * 3,160 58,018
Sturm Ruger & Co., Inc. 550 43,384
Vista Outdoor, Inc. * 1,257 52,593
YETI Holdings, Inc. * 2,207 217,014
2,212,254
Life Sciences Tools & Services 0.7%
10X Genomics, Inc., Class A * 2,188 352,859
23andMe Holding Co. * 111 1,286
Adaptive Biotechnologies
Corp. * 3,247 108,482
Agilent Technologies, Inc. 8,267 1,301,970
Avantor, Inc. * 15,083 609,052
Berkeley Lights, Inc. *(d) 1,362 31,667
Bionano Genomics, Inc. *(d) 7,810 39,675
Bio-Rad Laboratories, Inc.,
Class A * 549 436,279
Bio-Techne Corp. 1,082 566,589
Bruker Corp. 2,859 229,578
Charles River Laboratories
International, Inc. * 1,396 626,357
ChromaDex Corp. * 1,183 7,323
Codexis, Inc. * 1,845 64,151
Cytek Biosciences, Inc. * 2,237 51,026
Fluidigm Corp. *(d) 2,446 12,597

64 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Harvard Bioscience, Inc. * 1,343 10,113
Illumina, Inc. * 3,915 1,624,960
IQVIA Holdings, Inc. * 5,153 1,347,097
Maravai LifeSciences
Holdings, Inc., Class A * 2,757 116,594
Medpace Holdings, Inc. * 745 168,780
Mettler-Toledo International,
Inc. * 617 913,703
NanoString Technologies,
Inc. * 1,330 64,239
NeoGenomics, Inc. * 2,859 131,514
Pacific Biosciences of
California, Inc. * 4,882 129,275
PerkinElmer, Inc. 2,978 526,778
Personalis, Inc. * 607 11,909
PPD, Inc. * 4,378 206,510
QIAGEN NV * 6,326 352,738
Quanterix Corp. * 657 33,251
Repligen Corp. * 1,447 420,354
Seer, Inc. *(d) 758 27,985
Sotera Health Co. * 2,906 71,778
Syneos Health, Inc. * 2,707 252,671
Thermo Fisher Scientific, Inc. 10,547 6,676,989
Waters Corp. * 1,663 611,236
18,137,365
Machinery 0.9%
AGCO Corp. 1,593 194,681
AgEagle Aerial Systems, Inc. * 117 336
Alamo Group, Inc. 170 25,704
Albany International Corp.,
Class A 707 57,020
Allison Transmission Holdings,
Inc. 2,215 73,892
Altra Industrial Motion Corp. 1,715 89,437
Astec Industries, Inc. 833 44,466
Barnes Group, Inc. 1,052 44,121
Berkshire Grey, Inc. * 57 393
Blue Bird Corp. * 603 11,825
Caterpillar, Inc. 15,220 3,105,032
Chart Industries, Inc. * 909 161,366
CIRCOR International, Inc. * 707 20,178
Colfax Corp. * 2,808 144,949
Columbus McKinnon Corp. 821 38,809
Commercial Vehicle Group,
Inc. * 66 663
Crane Co. 1,298 134,057
Cummins, Inc. 3,752 899,880
Deere & Co. 7,559 2,587,521
Desktop Metal, Inc.,
Class A *(d) 2,933 20,502
Donaldson Co., Inc. 3,336 200,193
Douglas Dynamics, Inc. 805 34,051
Dover Corp. 4,216 712,841
Energy Recovery, Inc. * 1,431 29,078
Enerpac Tool Group Corp. 1,852 38,688
EnPro Industries, Inc. 740 66,348
ESCO Technologies, Inc. 521 44,056
Evoqua Water Technologies
Corp. * 2,973 124,361
Common Stocks
Shares Value ($)
Machinery
ExOne Co. (The) * 320 7,366
Federal Signal Corp. 1,567 67,083
Flowserve Corp. 3,736 125,604
Fortive Corp. 9,719 735,825
Franklin Electric Co., Inc. 732 63,230
Gates Industrial Corp. plc * 1,658 27,258
Gorman-Rupp Co. (The) 643 27,340
Graco, Inc. 4,466 335,754
Greenbrier Cos., Inc. (The) 1,051 43,112
Helios Technologies, Inc. 670 61,004
Hillenbrand, Inc. 1,848 84,010
Hillman Solutions Corp. * 226 2,479
Hydrofarm Holdings Group,
Inc. * 1,045 34,454
Hyliion Holdings Corp. *(d) 3,231 26,139
Hyster-Yale Materials
Handling, Inc. 354 17,006
Hyzon Motors, Inc. * 48 250
Ideanomics, Inc. *(d) 11,765 23,295
IDEX Corp. 2,094 466,062
Illinois Tool Works, Inc. 8,718 1,986,571
Ingersoll Rand, Inc. * 10,974 589,962
ITT, Inc. 2,224 209,212
John Bean Technologies Corp. 681 100,618
Kadant, Inc. 239 53,087
Kennametal, Inc. 2,067 82,163
Lincoln Electric Holdings, Inc. 1,418 201,923
Lindsay Corp. 369 53,752
Lion Electric Co. (The) * 236 3,363
Luxfer Holdings plc 987 19,849
Manitowoc Co., Inc. (The) * 1,261 27,023
Mayville Engineering Co.,
Inc. * 266 4,724
Meritor, Inc. * 1,185 28,843
Microvast Holdings, Inc. * 60 508
Middleby Corp. (The) * 1,492 272,200
Miller Industries, Inc. 413 14,926
Mueller Industries, Inc. 1,263 66,484
Mueller Water Products, Inc.,
Class A 5,604 91,962
Nikola Corp. *(d) 5,563 65,643
NN, Inc. * 1,566 7,814
Nordson Corp. 1,510 383,857
Omega Flex, Inc. 88 12,739
Oshkosh Corp. 1,930 206,510
Otis Worldwide Corp. 12,368 993,274
PACCAR, Inc. 9,886 885,983
Parker-Hannifin Corp. 3,554 1,054,081
Park-Ohio Holdings Corp. 321 7,486
Pentair plc 4,514 333,901
Proterra, Inc. * 400 4,484
Proto Labs, Inc. * 681 40,731
RBC Bearings, Inc. * 710 166,090
REV Group, Inc. 972 14,687
Sarcos Technology and
Robotics Corp. * 59 417
Shyft Group, Inc. (The) 1,275 52,543
Snap-on, Inc. 1,524 309,723
SPX Corp. * 936 54,372
SPX FLOW, Inc. 990 73,963

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Machinery
Standex International Corp. 421 46,845
Stanley Black & Decker, Inc. 4,843 870,432
Tennant Co. 618 49,106
Terex Corp. 1,678 75,174
Timken Co. (The) 1,758 124,730
Titan International, Inc. * 106 765
Toro Co. (The) 2,843 271,421
Trinity Industries, Inc. 1,770 49,648
Velo3D, Inc. * 73 751
Wabash National Corp. 1,911 29,678
Watts Water Technologies,
Inc., Class A 721 137,004
Welbilt, Inc. * 3,257 77,061
Westinghouse Air Brake
Technologies Corp. 4,734 429,516
Woodward, Inc. 1,663 187,836
Xos, Inc. * 80 422
Xylem, Inc. 4,922 642,764
22,520,340
Marine 0.0%
†
Costamare, Inc. 1,370 18,372
Eagle Bulk Shipping, Inc. * 205 8,825
Genco Shipping & Trading Ltd. 706 12,122
Kirby Corp. * 1,488 77,986
Matson, Inc. 988 82,281
Safe Bulkers, Inc. * 1,586 7,073
206,659
Media 0.6%
Advantage Solutions, Inc. * 3,097 26,448
Altice USA, Inc., Class A * 5,274 85,966
AMC Networks, Inc., Class A * 453 18,025
Boston Omaha Corp.,
Class A * 352 12,478
Cable One, Inc. 139 237,858
Cardlytics, Inc. * 888 69,850
Charter Communications, Inc.,
Class A * 3,425 2,311,498
Clear Channel Outdoor
Holdings, Inc. * 12,921 37,471
Comcast Corp., Class A 122,731 6,312,055
comScore, Inc. * 2,686 10,502
Daily Journal Corp. * 46 15,788
Discovery, Inc., Class A *(d) 11,476 262,707
DISH Network Corp., Class A * 6,645 272,910
Emerald Holding, Inc. * 1,035 4,192
Entercom Communications
Corp. * 4,380 14,147
Entravision Communications
Corp., Class A 2,087 16,633
EW Scripps Co. (The), Class A 2,039 37,925
Fluent, Inc. * 1,132 2,694
Fox Corp., Class A 11,319 442,072
Gannett Co., Inc. * 4,965 28,797
Gray Television, Inc. 2,307 54,076
Hemisphere Media Group,
Inc. * 541 5,978
iHeartMedia, Inc., Class A * 3,115 60,369
Common Stocks
Shares Value ($)
Media
Integral Ad Science Holding
Corp. * 32 786
Interpublic Group of Cos., Inc.
(The) 10,842 396,492
John Wiley & Sons, Inc.,
Class A 2,012 108,990
Liberty Broadband Corp.,
Class A * 4,488 728,462
Liberty Media Corp-Liberty
SiriusXM, Class A * 6,522 322,676
Loral Space &
Communications, Inc. (d) 472 23,515
Magnite, Inc. * 3,783 102,255
Meredith Corp. * 677 39,429
National CineMedia, Inc. 2,664 8,472
New York Times Co. (The),
Class A 4,162 227,204
News Corp., Class A 12,915 294,789
Nexstar Media Group, Inc.,
Class A 908 136,137
Omnicom Group, Inc. 6,133 417,535
PubMatic, Inc., Class A * 17 486
Scholastic Corp. 845 30,581
Sinclair Broadcast Group, Inc.,
Class A (d) 677 17,690
Sirius XM Holdings, Inc. (d) 22,911 139,528
TechTarget, Inc. * 834 78,655
TEGNA, Inc. 5,423 106,616
Thryv Holdings, Inc. * 36 1,140
ViacomCBS, Inc. 15,531 563,194
WideOpenWest, Inc. * 1,568 29,870
14,114,941
Metals & Mining 0.2%
Alcoa Corp. 4,619 212,243
Allegheny Technologies, Inc. * 3,041 48,960
Alpha Metallurgical
Resources, Inc. * 546 33,737
Arconic Corp. * 2,614 76,904
Carpenter Technology Corp. 1,591 49,130
Century Aluminum Co. * 1,976 26,103
Cleveland-Cliffs, Inc. * 12,198 294,094
Coeur Mining, Inc. * 5,012 31,726
Commercial Metals Co. 2,677 86,146
Compass Minerals
International, Inc. 821 53,858
Constellium SE * 2,740 50,443
Ferroglobe plc * 166 1,100
Fortitude Gold Corp. 604 4,101
Freeport-McMoRan, Inc. 39,472 1,488,884
Gatos Silver, Inc. * 890 10,769
Haynes International, Inc. 468 18,781
Hecla Mining Co. 15,554 89,902
Kaiser Aluminum Corp. 477 46,336
Materion Corp. 698 50,382
MP Materials Corp. *(d) 2,024 68,512
Newmont Corp. 21,197 1,144,638
Novagold Resources, Inc. * 4,170 30,483
Nucor Corp. 8,135 908,273
Olympic Steel, Inc. 300 8,091

66 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Reliance Steel & Aluminum
Co. 1,567 229,033
Royal Gold, Inc. 1,699 168,235
Ryerson Holding Corp. 576 15,183
Schnitzer Steel Industries,
Inc., Class A 936 50,357
Southern Copper Corp. 1,985 119,080
Steel Dynamics, Inc. 5,207 344,078
SunCoke Energy, Inc. 3,026 21,848
TimkenSteel Corp. * 1,783 24,873
United States Steel Corp. 6,107 161,164
Warrior Met Coal, Inc. 1,833 43,937
Worthington Industries, Inc. 811 44,053
6,055,437
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 14,920 237,526
Annaly Capital Management,
Inc. 45,776 387,265
Apollo Commercial Real
Estate Finance, Inc. 3,334 50,477
Arbor Realty Trust, Inc. 3,965 79,736
Ares Commercial Real Estate
Corp. 1,210 18,900
ARMOUR Residential REIT,
Inc. 148 1,557
Blackstone Mortgage Trust,
Inc., Class A 3,801 125,053
BrightSpire Capital, Inc. 2,671 26,203
Broadmark Realty Capital, Inc. 5,072 52,343
Chimera Investment Corp. 7,202 112,423
Dynex Capital, Inc. 641 11,217
Ellington Financial, Inc. 98 1,782
Franklin BSP Realty Trust,
Inc. * 66 1,083
Granite Point Mortgage Trust,
Inc. 115 1,541
Great Ajax Corp. 698 9,884
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 1,828 110,411
Invesco Mortgage Capital, Inc. 6,682 20,981
KKR Real Estate Finance
Trust, Inc. 996 21,623
Ladder Capital Corp. 3,729 44,748
MFA Financial, Inc. 9,055 40,838
New Residential Investment
Corp. 12,019 136,536
New York Mortgage Trust, Inc. 5,648 24,795
Orchid Island Capital, Inc. 2,907 14,419
PennyMac Mortgage
Investment Trust 1,733 34,920
Ready Capital Corp. 1,375 21,271
Redwood Trust, Inc. 3,142 42,606
Starwood Property Trust, Inc. 11,305 287,938
TPG RE Finance Trust, Inc. 2,114 27,630
Two Harbors Investment Corp. 5,611 36,023
1,981,729
Common Stocks
Shares Value ($)
Multiline Retail 0.3%
Big Lots, Inc. 1,101 48,719
Dillard's, Inc., Class A 87 20,109
Dollar General Corp. 6,346 1,405,766
Dollar Tree, Inc. * 6,962 750,225
Franchise Group, Inc. 805 29,624
Kohl's Corp. 4,459 216,395
Macy's, Inc. 6,735 178,276
Nordstrom, Inc. * 2,813 80,818
Ollie's Bargain Outlet
Holdings, Inc. * 1,779 120,367
Target Corp. 13,778 3,577,044
6,427,343
Multi-Utilities 0.3%
Ameren Corp. 6,644 560,023
Avista Corp. 692 27,548
Black Hills Corp. 2,789 185,134
CenterPoint Energy, Inc. 16,039 417,656
CMS Energy Corp. 7,522 453,953
Consolidated Edison, Inc. 9,774 736,960
Dominion Energy, Inc. 21,486 1,631,432
DTE Energy Co. 5,189 588,173
MDU Resources Group, Inc. 5,632 173,071
NiSource, Inc. 12,711 313,580
NorthWestern Corp. 1,500 85,290
Public Service Enterprise
Group, Inc. 13,768 878,398
Sempra Energy 8,417 1,074,262
Unitil Corp. 468 19,539
WEC Energy Group, Inc. 8,292 746,777
7,891,796
Oil, Gas & Consumable Fuels 1.3%
Aemetis, Inc. * 47 935
Alto Ingredients, Inc. * 147 782
Antero Midstream Corp. 7,318 77,863
Antero Resources Corp. * 7,901 156,993
APA Corp. 10,403 272,663
Arch Resources, Inc. *(d) 217 19,764
Archaea Energy, Inc. * 50 946
Berry Corp. 2,419 23,247
Bonanza Creek Energy, Inc. 781 43,845
Brigham Minerals, Inc.,
Class A 1,040 24,107
California Resources Corp. * 2,273 104,853
Callon Petroleum Co. * 1,077 55,713
Centennial Resource
Development, Inc., Class A * 5,198 37,426
Cheniere Energy, Inc. * 6,166 637,564
Chesapeake Energy Corp. 2,620 166,999
Chevron Corp. 53,015 6,069,687
Clean Energy Fuels Corp. * 2,631 24,258
CNX Resources Corp. * 4,892 71,472
Comstock Resources, Inc. * 871 8,597
ConocoPhillips 36,249 2,700,188
CONSOL Energy, Inc. * 985 27,097
Contango Oil & Gas Co. * 2,822 11,655
Continental Resources,
Inc. (d) 1,614 78,779
Coterra Energy, Inc. 19,385 413,288

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 67
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CVR Energy, Inc. 1,058 20,282
Delek US Holdings, Inc. * 2,329 45,299
Denbury, Inc. * 1,415 119,794
Devon Energy Corp. 17,860 715,829
DHT Holdings, Inc. 3,966 25,819
Diamondback Energy, Inc. 5,561 596,084
Dorian LPG Ltd. 597 7,236
DT Midstream, Inc. 2,597 124,552
Earthstone Energy, Inc.,
Class A * 690 7,003
Energy Fuels, Inc. * 4,234 33,195
EOG Resources, Inc. 15,992 1,478,620
EQT Corp. * 7,727 153,845
Equitrans Midstream Corp. 8,761 90,326
Extraction Oil & Gas, Inc. * 642 42,776
Exxon Mobil Corp. 113,612 7,324,566
Falcon Minerals Corp. 1,848 10,866
Frontline Ltd. * 331 2,916
Gevo, Inc. *(d) 6,273 45,354
Golar LNG Ltd. * 1,530 19,936
Green Plains, Inc. * 296 11,233
Gulfport Energy Operating
Corp. * 42 3,446
Hess Corp. 7,285 601,522
Hess Midstream LP, Class A 1,940 48,830
HollyFrontier Corp. 3,333 112,655
International Seaways, Inc. 1,620 28,431
Kinder Morgan, Inc. 51,913 869,543
Kosmos Energy Ltd. * 12,623 45,443
Laredo Petroleum, Inc. *(d) 787 59,340
Magnolia Oil & Gas Corp.,
Class A 4,381 91,475
Marathon Oil Corp. 21,790 355,613
Marathon Petroleum Corp. 17,050 1,124,106
Matador Resources Co. 2,396 100,273
Murphy Oil Corp. 4,446 123,732
Navigator Holdings Ltd. * 59 490
New Fortress Energy, Inc. 1,029 30,870
Nordic American Tankers Ltd. 4,474 10,514
Northern Oil and Gas, Inc. 1,828 42,336
Oasis Petroleum, Inc. 538 64,883
Occidental Petroleum Corp. 22,574 756,906
ONEOK, Inc. 11,864 754,788
Ovintiv, Inc. 6,475 242,942
Par Pacific Holdings, Inc. * 1,452 22,448
PBF Energy, Inc., Class A * 3,007 43,932
PDC Energy, Inc. 2,805 146,729
Peabody Energy Corp. * 2,293 27,264
Phillips 66 11,837 885,171
Pioneer Natural Resources
Co. 5,816 1,087,476
Plains GP Holdings LP,
Class A * 391 4,262
Range Resources Corp. * 6,713 156,547
Ranger Oil Corp. * 633 20,914
Renewable Energy Group,
Inc. * 1,326 84,864
REX American Resources
Corp. * 203 17,854
Scorpio Tankers, Inc. 1,559 24,975
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SFL Corp. Ltd. 3,132 24,774
SM Energy Co. 2,588 88,820
Southwestern Energy Co. * 19,592 95,609
Talos Energy, Inc. * 597 7,743
Targa Resources Corp. 6,418 350,872
TC Energy Corp. 889 48,095
Tellurian, Inc. *(d) 5,004 19,616
Texas Pacific Land Corp. 140 178,314
TotalEnergies SE , ADR-FR 961 48,156
Uranium Energy Corp. *(d) 17,742 66,000
Valero Energy Corp. 10,594 819,234
Viper Energy Partners LP 135 2,977
W&T Offshore, Inc. * 3,629 14,915
Whiting Petroleum Corp. * 1,029 67,019
Williams Cos., Inc. (The) 36,699 1,030,875
World Fuel Services Corp. 2,277 69,517
32,827,362
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 602 25,182
Domtar Corp. * 1,140 62,233
Glatfelter Corp. 1,592 26,156
Louisiana-Pacific Corp. 2,474 145,793
Neenah, Inc. 608 30,728
Schweitzer-Mauduit
International, Inc. 1,087 37,871
Sylvamo Corp. * 977 27,512
Verso Corp., Class A 1,211 26,739
382,214
Personal Products 0.1%
Beauty Health Co. (The) *(d) 2,093 57,495
BellRing Brands, Inc.,
Class A * 1,341 35,966
Coty, Inc., Class A * 10,432 88,463
Edgewell Personal Care Co. 1,136 39,749
elf Beauty, Inc. * 1,006 32,504
Estee Lauder Cos., Inc. (The),
Class A 6,138 1,990,738
Herbalife Nutrition Ltd. *(d) 2,779 128,946
Honest Co., Inc. (The) * 55 503
Inter Parfums, Inc. 596 55,058
Medifast, Inc. 260 51,030
Nature's Sunshine Products,
Inc. 337 5,321
Nu Skin Enterprises, Inc.,
Class A 1,138 45,691
Olaplex Holdings, Inc. * 7,579 211,530
Revlon, Inc., Class A * 200 2,072
Unilever plc , ADR-UK 756 40,506
USANA Health Sciences, Inc. * 372 36,106
Veru, Inc. * 1,606 13,121
2,834,799
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc. * 120 2,082
Aerie Pharmaceuticals, Inc. * 1,313 13,957
Amneal Pharmaceuticals,
Inc. * 3,384 18,578

68 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Amphastar Pharmaceuticals,
Inc. * 1,267 23,668
Ampio Pharmaceuticals, Inc. * 390 608
ANI Pharmaceuticals, Inc. * 362 13,532
Antares Pharma, Inc. * 5,055 18,906
Arvinas, Inc. * 1,340 116,017
Atea Pharmaceuticals, Inc. * 1,904 22,163
Athira Pharma, Inc. * 1,286 16,808
Avalo Therapeutics, Inc. * 769 1,799
Axsome Therapeutics, Inc. *(d) 862 33,187
BioDelivery Sciences
International, Inc. * 3,298 13,456
Bristol-Myers Squibb Co. 60,414 3,528,178
Cara Therapeutics, Inc. * 1,413 23,781
Cassava Sciences, Inc. *(d) 1,061 45,761
Catalent, Inc. * 4,338 598,037
Collegium Pharmaceutical,
Inc. * 1,241 24,361
Corcept Therapeutics, Inc. * 1,893 34,074
CorMedix, Inc. * 748 3,635
Cymabay Therapeutics, Inc. * 2,589 10,097
Durect Corp. * 6,101 7,809
Edgewise Therapeutics, Inc. * 25 412
Elanco Animal Health, Inc. * 11,939 392,554
Eli Lilly & Co. 22,674 5,776,428
Endo International plc * 7,902 33,583
Esperion Therapeutics, Inc. * 919 8,216
Evolus, Inc. * 805 6,295
Fulcrum Therapeutics, Inc. * 404 8,945
GlaxoSmithKline plc , ADR-UK 2,064 87,369
Harmony Biosciences
Holdings, Inc. * 101 4,188
Ikena Oncology, Inc. * 14 150
Innoviva, Inc. * 281 4,903
Intra-Cellular Therapies, Inc. * 1,987 85,580
Jazz Pharmaceuticals plc * 1,589 211,401
Johnson & Johnson 70,322 11,454,047
Kala Pharmaceuticals, Inc. *(d) 1,159 2,017
Kaleido Biosciences, Inc. * 268 1,152
Marinus Pharmaceuticals,
Inc. * 717 8,246
Merck & Co., Inc. 67,484 5,941,966
Mind Medicine MindMed, Inc. * 11,581 29,184
Nektar Therapeutics * 4,218 63,945
NGM Biopharmaceuticals,
Inc. * 879 16,235
Novartis AG , ADR-CH 463 38,318
Novo Nordisk A/S , ADR-DK 421 46,365
Nuvation Bio, Inc. * 309 2,834
Ocular Therapeutix, Inc. * 2,119 14,070
Omeros Corp. * 1,894 11,875
Organon & Co. 6,699 246,188
Pacira BioSciences, Inc. * 866 45,274
Paratek Pharmaceuticals,
Inc. * 1,283 6,441
Perrigo Co. plc (d) 3,319 149,853
Pfizer, Inc. 150,229 6,571,016
Phathom Pharmaceuticals,
Inc. *(d) 411 9,671
Common Stocks
Shares Value ($)
Pharmaceuticals
Phibro Animal Health Corp.,
Class A 750 16,455
Pliant Therapeutics, Inc. * 1,209 19,259
Prestige Consumer
Healthcare, Inc. * 1,410 84,586
Provention Bio, Inc. * 1,264 7,913
Reata Pharmaceuticals, Inc.,
Class A * 828 79,496
Relmada Therapeutics, Inc. * 419 9,834
Revance Therapeutics, Inc. * 1,877 25,809
Roivant Sciences Ltd. * 87 691
Royalty Pharma plc, Class A 9,402 371,661
Sanofi , ADR-FR 1,614 81,394
Seelos Therapeutics, Inc. * 206 445
SIGA Technologies, Inc. * 2,061 14,860
Supernus Pharmaceuticals,
Inc. * 1,752 52,297
Takeda Pharmaceutical Co.
Ltd. , ADR-JP 5,001 70,114
Tarsus Pharmaceuticals, Inc. * 37 1,027
TherapeuticsMD, Inc. * 8,606 6,265
Theravance Biopharma, Inc. * 1,619 12,580
Verrica Pharmaceuticals, Inc. * 408 5,137
Viatris, Inc. 31,920 426,132
VYNE Therapeutics, Inc. * 102 137
WaVe Life Sciences Ltd. * 742 3,406
Xeris Biopharma Holdings,
Inc. * 136 253
Zoetis, Inc. 12,653 2,735,579
Zogenix, Inc. * 1,863 28,560
39,903,105
Professional Services 0.4%
Acacia Research Corp. * 98 562
Alight, Inc., Class A * 731 7,953
ASGN, Inc. * 1,395 166,926
Barrett Business Services, Inc. 270 22,140
Booz Allen Hamilton Holding
Corp. 3,474 301,752
CACI International, Inc.,
Class A * 546 157,051
CBIZ, Inc. * 1,752 64,316
Clarivate plc * 10,685 250,563
CoStar Group, Inc. * 10,353 890,876
CRA International, Inc. 317 34,813
Dun & Bradstreet Holdings,
Inc. *(d) 6,091 114,754
Equifax, Inc. 3,259 904,144
Exponent, Inc. 1,379 158,309
First Advantage Corp. * 705 13,184
Forrester Research, Inc. * 404 21,513
Franklin Covey Co. * 459 19,393
FTI Consulting, Inc. * 935 134,565
Heidrick & Struggles
International, Inc. 689 32,300
Huron Consulting Group, Inc. * 788 39,526
ICF International, Inc. 657 66,022
IHS Markit Ltd. 10,099 1,320,141
Insperity, Inc. 843 105,375

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Professional Services
Jacobs Engineering Group,
Inc. 3,483 489,083
KBR, Inc. 3,837 162,842
Kelly Services, Inc., Class A 1,237 22,303
Kforce, Inc. 738 47,793
Korn Ferry 1,394 107,631
Legalzoom.com, Inc. * 47 1,318
Leidos Holdings, Inc. 5,698 569,686
ManpowerGroup, Inc. 1,434 138,596
ManTech International Corp.,
Class A 583 50,266
Mistras Group, Inc. * 536 5,264
Nielsen Holdings plc 9,874 199,948
Resources Connection, Inc. 1,138 19,813
Robert Half International, Inc. 2,892 326,998
Science Applications
International Corp. 1,229 110,340
Skillsoft Corp. * 124 1,504
Sterling Check Corp. * 1,054 22,608
TransUnion 5,106 588,671
TriNet Group, Inc. * 970 98,212
TrueBlue, Inc. * 1,253 34,896
Upwork, Inc. * 2,963 139,617
Verisk Analytics, Inc. 4,132 868,836
Willdan Group, Inc. * 386 12,904
8,845,307
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A * 8,814 917,361
Compass, Inc., Class A * 73 956
Cushman & Wakefield plc * 3,922 72,125
Doma Holdings, Inc. * 73 477
eXp World Holdings, Inc. 1,351 69,712
Five Point Holdings LLC,
Class A * 122 898
Forestar Group, Inc. * 473 9,257
FRP Holdings, Inc. * 264 15,101
Howard Hughes Corp. (The) * 923 80,421
Jones Lang LaSalle, Inc. * 1,378 355,841
Kennedy-Wilson Holdings, Inc. 2,829 63,285
Marcus & Millichap, Inc. * 859 40,459
Newmark Group, Inc., Class A 2,819 41,947
Offerpad Solutions, Inc. * 86 667
Opendoor Technologies, Inc. * 11,904 282,244
Rafael Holdings, Inc.,
Class B * 382 2,888
RE/MAX Holdings, Inc.,
Class A 38 1,209
Realogy Holdings Corp. * 1,965 34,034
Redfin Corp. *(d) 2,954 151,658
RMR Group, Inc. (The),
Class A 524 18,230
St Joe Co. (The) 1,088 51,158
Stratus Properties, Inc. * 16 545
Tejon Ranch Co. * 800 14,568
WeWork, Inc. * 79 806
2,225,847
Road & Rail 0.6%
AMERCO 224 165,086
Common Stocks
Shares Value ($)
Road & Rail
ArcBest Corp. 455 40,882
Avis Budget Group, Inc. * 1,115 193,241
Canadian Pacific Railway Ltd. 1,175 90,945
Covenant Logistics Group,
Inc. * 377 10,707
CSX Corp. 61,371 2,219,789
Daseke, Inc. * 1,396 13,192
Heartland Express, Inc. 1,583 25,850
JB Hunt Transport Services,
Inc. 2,394 472,073
Kansas City Southern 2,476 768,179
Knight-Swift Transportation
Holdings, Inc. 4,304 243,994
Landstar System, Inc. 906 159,284
Lyft, Inc., Class A * 7,856 360,355
Marten Transport Ltd. 1,988 33,060
Norfolk Southern Corp. 6,697 1,962,556
Old Dominion Freight Line,
Inc. 3,113 1,062,623
Ryder System, Inc. 1,312 111,454
Saia, Inc. * 740 231,354
Schneider National, Inc.,
Class B 426 10,624
TuSimple Holdings, Inc.,
Class A * 966 37,790
Uber Technologies, Inc. * 42,376 1,856,916
Union Pacific Corp. 17,676 4,266,986
Universal Logistics Holdings,
Inc. 236 4,975
US Xpress Enterprises, Inc.,
Class A * 715 5,412
Werner Enterprises, Inc. 1,294 58,644
XPO Logistics, Inc. * 2,511 215,444
Yellow Corp. * 103 901
14,622,316
Semiconductors & Semiconductor Equipment 2.7%
ACM Research, Inc., Class A * 26 2,761
Advanced Micro Devices,
Inc. * 29,826 3,585,980
Allegro MicroSystems, Inc. * 1,347 44,936
Alpha & Omega
Semiconductor Ltd. * 588 20,374
Ambarella, Inc. * 884 164,274
Amkor Technology, Inc. 2,066 45,287
Analog Devices, Inc. 14,821 2,571,295
Applied Materials, Inc. 24,511 3,349,428
Atomera, Inc. *(d) 437 9,444
Axcelis Technologies, Inc. * 1,188 65,257
AXT, Inc. * 1,146 9,363
Broadcom, Inc. 10,678 5,677,172
Brooks Automation, Inc. 1,987 231,386
CEVA, Inc. * 940 42,873
Cirrus Logic, Inc. * 1,465 118,387
CMC Materials, Inc. 769 98,717
Cohu, Inc. * 1,553 49,758
Diodes, Inc. * 1,040 99,934
DSP Group, Inc. * 822 18,059
Enphase Energy, Inc. * 3,513 813,716
Entegris, Inc. 3,589 505,259

70 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc. * 2,576 308,064
FormFactor, Inc. * 2,489 99,012
GLOBALFOUNDRIES, Inc. * 384 18,716
Ichor Holdings Ltd. * 813 35,544
Impinj, Inc. * 602 41,972
indie Semiconductor, Inc.,
Class A * 180 2,369
Intel Corp. 108,019 5,292,931
KLA Corp. 4,116 1,534,280
Kopin Corp. * 4,021 21,070
Kulicke & Soffa Industries, Inc. 1,663 94,791
Lam Research Corp. 3,818 2,151,710
Lattice Semiconductor Corp. * 3,462 240,401
MACOM Technology Solutions
Holdings, Inc. * 1,172 81,829
Marvell Technology, Inc. 21,758 1,490,423
MaxLinear, Inc. * 1,595 100,485
Meta Materials, Inc. *(d) 16,556 77,813
Microchip Technology, Inc. 14,670 1,086,900
Micron Technology, Inc. 31,563 2,181,003
MKS Instruments, Inc. 1,494 224,175
Monolithic Power Systems,
Inc. 1,161 610,059
Navitas Semiconductor Corp. * 40 483
NeoPhotonics Corp. * 1,866 18,884
NVE Corp. 175 11,895
NVIDIA Corp. 64,808 16,569,461
NXP Semiconductors NV 6,663 1,338,330
ON Semiconductor Corp. * 11,372 546,652
Onto Innovation, Inc. * 1,209 95,765
PDF Solutions, Inc. * 1,041 24,495
Photronics, Inc. * 2,308 29,981
Power Integrations, Inc. 1,670 172,361
Qorvo, Inc. * 3,049 512,933
QUALCOMM, Inc. 32,908 4,378,080
Rambus, Inc. * 2,649 61,642
Semtech Corp. * 1,663 141,405
Silicon Laboratories, Inc. * 1,292 243,878
SiTime Corp. * 374 99,069
Skyworks Solutions, Inc. 4,320 722,002
SMART Global Holdings, Inc. * 442 23,629
SunPower Corp. *(d) 1,594 53,654
Synaptics, Inc. * 864 168,109
Teradyne, Inc. 4,447 614,753
Texas Instruments, Inc. 24,776 4,645,005
Ultra Clean Holdings, Inc. * 1,496 74,157
Universal Display Corp. 1,215 222,588
Veeco Instruments, Inc. * 1,787 43,406
Wolfspeed, Inc. *(d) 3,070 368,738
Xilinx, Inc. 6,498 1,169,640
65,568,202
Software 5.4%
8x8, Inc. * 3,482 78,902
A10 Networks, Inc. * 2,287 42,744
ACI Worldwide, Inc. * 3,074 94,310
Adobe, Inc. * 12,808 8,329,811
Agilysys, Inc. * 649 30,970
Alarm.com Holdings, Inc. * 1,133 95,467
Common Stocks
Shares Value ($)
Software
Altair Engineering, Inc.,
Class A * 1,038 80,746
Alteryx, Inc., Class A * 1,639 119,958
American Software, Inc.,
Class A 1,060 30,666
Anaplan, Inc. * 3,631 236,778
ANSYS, Inc. * 2,370 899,605
Appfolio, Inc., Class A * 552 72,693
Appian Corp. *(d) 1,102 109,550
AppLovin Corp., Class A * 64 6,288
Asana, Inc., Class A * 2,048 278,118
Aspen Technology, Inc. * 1,796 281,415
Atlassian Corp. plc, Class A * 3,344 1,531,987
Autodesk, Inc. * 5,879 1,867,229
Avalara, Inc. *(d) 2,318 416,406
Avaya Holdings Corp. * 1,853 34,503
AvePoint, Inc. * 295 2,749
AvidXchange Holdings, Inc. * 1,583 35,190
Babylon Holdings Ltd.,
Class A * 73 753
Benefitfocus, Inc. * 1,047 11,475
Bentley Systems, Inc., Class B 3,849 227,668
Bill.com Holdings, Inc. * 2,016 593,329
Black Knight, Inc. * 3,991 279,809
Blackbaud, Inc. * 1,060 75,271
Blackline, Inc. * 1,410 178,887
Bottomline Technologies DE,
Inc. * 1,477 68,385
Box, Inc., Class A * 3,435 88,726
BTRS Holdings, Inc. *(d) 2,673 22,961
C3.ai, Inc., Class A * 595 26,846
Cadence Design Systems,
Inc. * 7,420 1,284,476
CCC Intelligent Solutions
Holdings, Inc. * 135 1,617
CDK Global, Inc. 3,023 131,561
Cellebrite DI Ltd. * 128 1,430
Cerence, Inc. *(d) 947 99,558
Ceridian HCM Holding, Inc. * 3,681 461,045
ChannelAdvisor Corp. * 812 20,714
Citrix Systems, Inc. 3,183 301,526
Cleanspark, Inc. * 68 1,378
Clear Secure, Inc., Class A * 36 1,609
CommVault Systems, Inc. * 1,474 90,651
Confluent, Inc., Class A * 49 3,330
Consensus Cloud Solutions,
Inc. * 411 26,029
Coupa Software, Inc. * 1,985 451,984
Crowdstrike Holdings, Inc.,
Class A * 5,359 1,510,166
Datadog, Inc., Class A * 6,109 1,020,508
Datto Holding Corp. * 891 21,295
Digimarc Corp. *(d) 422 21,324
Digital Turbine, Inc. * 2,191 188,557
DocuSign, Inc. * 5,107 1,421,227
Dolby Laboratories, Inc.,
Class A 1,805 159,472
Domo, Inc., Class B * 842 74,391
DoubleVerify Holdings, Inc. * 30 1,186
Dropbox, Inc., Class A * 8,480 258,555

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Software
Duck Creek Technologies,
Inc. * 2,029 63,913
Dynatrace, Inc. * 5,439 407,925
E2open Parent Holdings,
Inc. *(d) 4,383 54,787
Ebix, Inc. 902 29,595
eGain Corp. * 674 6,956
Elastic NV * 1,942 336,956
Enfusion, Inc., Class A * 110 2,269
EngageSmart, Inc. * 471 15,793
Envestnet, Inc. * 931 77,738
Everbridge, Inc. * 920 146,565
EverCommerce, Inc. * 41 848
Fair Isaac Corp. * 691 275,156
Five9, Inc. * 1,705 269,407
ForgeRock, Inc., Class A * 1,036 30,583
Fortinet, Inc. * 3,562 1,198,043
Freshworks, Inc., Class A * 642 32,261
Gitlab, Inc., Class A * 143 16,045
GTY Technology Holdings,
Inc. * 1,763 13,399
Guidewire Software, Inc. * 2,241 281,761
HubSpot, Inc. * 1,207 977,948
Informatica, Inc., Class A * 1,728 51,252
Intelligent Systems Corp. * 257 10,879
InterDigital, Inc. 698 46,731
Intuit, Inc. 6,861 4,294,917
IonQ, Inc. * 64 963
ironSource Ltd., Class A * 1,207 13,748
Jamf Holding Corp. * 1,095 52,177
JFrog Ltd. * 1,284 41,974
Latch, Inc. * 219 1,947
LivePerson, Inc. * 1,942 100,032
LiveVox Holdings, Inc. * 40 244
Mandiant Corp. * 5,759 100,437
Manhattan Associates, Inc. * 1,672 303,535
Marathon Digital Holdings,
Inc. * 2,653 138,593
Matterport, Inc. * 73 1,639
McAfee Corp., Class A 1,801 38,487
Microsoft Corp. 202,198 67,052,901
MicroStrategy, Inc.,
Class A *(d) 192 137,292
Mimecast Ltd. * 1,615 121,836
Mitek Systems, Inc. *(d) 490 9,227
Model N, Inc. * 1,182 38,309
Momentive Global, Inc. * 2,638 60,463
N-Able, Inc. * 1,149 15,282
nCino, Inc. * 1,297 94,240
NCR Corp. * 3,583 141,672
New Relic, Inc. * 1,403 113,867
NortonLifeLock, Inc. 14,285 363,553
Nuance Communications,
Inc. * 8,324 458,236
Nutanix, Inc., Class A * 5,351 183,593
Olo, Inc., Class A * 57 1,552
ON24, Inc. * 715 13,678
OneSpan, Inc. * 1,167 23,830
Oracle Corp. 46,268 4,438,952
PagerDuty, Inc. * 2,353 98,238
Common Stocks
Shares Value ($)
Software
Palantir Technologies, Inc.,
Class A * 43,016 1,113,254
Palo Alto Networks, Inc. * 2,829 1,440,216
Paycom Software, Inc. * 1,321 723,710
Paylocity Holding Corp. * 1,007 307,276
Pegasystems, Inc. 1,122 133,204
Ping Identity Holding Corp. * 1,651 46,773
Procore Technologies, Inc. * 416 38,043
Progress Software Corp. 1,466 75,367
PROS Holdings, Inc. * 652 19,560
PTC, Inc. * 2,999 381,923
Q2 Holdings, Inc. * 1,488 116,748
QAD, Inc., Class A 422 36,984
Qualtrics International, Inc.,
Class A * 132 6,114
Qualys, Inc. * 831 103,443
Rapid7, Inc. * 1,393 179,349
Rekor Systems, Inc. * 67 911
Rimini Street, Inc. * 694 7,225
RingCentral, Inc., Class A * 2,111 514,620
Riot Blockchain, Inc. * 2,340 63,695
Riskified Ltd., Class A * 499 9,651
SailPoint Technologies
Holdings, Inc. * 2,320 111,314
salesforce.com, Inc. * 24,732 7,411,933
Sapiens International Corp.
NV 895 31,262
SecureWorks Corp., Class A * 263 4,844
ServiceNow, Inc. * 5,280 3,684,173
ShotSpotter, Inc. * 288 11,206
Smartsheet, Inc., Class A * 3,299 227,664
Smith Micro Software, Inc. * 1,166 6,646
Splunk, Inc. * 4,352 717,297
Sprinklr, Inc., Class A * 33 637
Sprout Social, Inc., Class A * 1,296 165,473
SPS Commerce, Inc. * 902 137,762
SS&C Technologies Holdings,
Inc. 5,805 461,323
Sumo Logic, Inc. * 2,372 40,964
Synopsys, Inc. * 4,068 1,355,376
Telos Corp. * 1,198 31,040
Tenable Holdings, Inc. * 2,299 122,422
Teradata Corp. * 3,126 176,807
Trade Desk, Inc. (The),
Class A *(d) 11,438 856,821
Tyler Technologies, Inc. * 1,111 603,517
Udemy, Inc. * 1,645 45,238
UiPath, Inc., Class A * 508 25,527
Unity Software, Inc. * 3,914 592,227
Upland Software, Inc. * 928 30,967
Varonis Systems, Inc. * 2,829 183,149
Verint Systems, Inc. * 1,455 67,803
Veritone, Inc. * 943 28,205
Vertex, Inc., Class A * 31 645
Viant Technology, Inc.,
Class A * 786 9,235
VirnetX Holding Corp. *(d) 2,249 8,659
VMware, Inc., Class A *(d) 2,200 333,740
Vonage Holdings Corp. * 5,962 96,107
WM Technology, Inc. * 102 1,248

72 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Workday, Inc., Class A * 4,999 1,449,610
Workiva, Inc. * 1,012 151,345
Xperi Holding Corp. 2,861 51,269
Yext, Inc. * 3,377 42,516
Zendesk, Inc. * 3,280 333,904
Zix Corp. * 1,886 15,974
Zoom Video Communications,
Inc., Class A * 5,649 1,551,498
Zscaler, Inc. * 2,067 659,084
Zuora, Inc., Class A * 3,204 70,039
133,830,544
Specialty Retail 1.2%
Aaron's Co., Inc. (The) 1,155 27,015
Abercrombie & Fitch Co.,
Class A * 1,588 62,790
Academy Sports & Outdoors,
Inc. * 1,584 67,764
Advance Auto Parts, Inc. 1,774 400,072
American Eagle Outfitters, Inc. 4,056 96,289
America's Car-Mart, Inc. * 219 26,168
Arko Corp. * 3,544 33,987
Asbury Automotive Group,
Inc. * 383 74,957
AutoNation, Inc. * 1,317 159,515
AutoZone, Inc. * 578 1,031,638
Barnes & Noble Education,
Inc. * 78 810
Bath & Body Works, Inc. 6,559 453,161
Bed Bath & Beyond, Inc. * 2,942 41,306
Best Buy Co., Inc. 6,561 802,017
Big 5 Sporting Goods Corp. 44 1,064
Boot Barn Holdings, Inc. * 679 70,949
Buckle, Inc. (The) 332 13,818
Burlington Stores, Inc. * 1,771 489,310
Caleres, Inc. 1,368 31,546
Camping World Holdings, Inc.,
Class A (d) 1,218 45,370
CarLotz, Inc. * 154 554
CarMax, Inc. * 4,146 567,670
Carvana Co. * 2,071 627,886
Cato Corp. (The), Class A 859 15,144
Chico's FAS, Inc. * 4,347 23,735
Children's Place, Inc. (The) * 247 20,474
Citi Trends, Inc. * 315 24,368
Conn's, Inc. * 599 13,340
Container Store Group, Inc.
(The) * 727 8,041
Designer Brands, Inc.,
Class A * 431 5,831
Dick's Sporting Goods, Inc. 1,507 187,184
EVgo, Inc. * 563 5,247
Five Below, Inc. * 1,515 298,909
Floor & Decor Holdings, Inc.,
Class A * 2,630 357,470
Foot Locker, Inc. 2,372 113,073
GameStop Corp., Class A *(d) 1,775 325,730
Gap, Inc. (The) 5,060 114,811
Genesco, Inc. * 440 26,660
Group 1 Automotive, Inc. 472 84,866
Common Stocks
Shares Value ($)
Specialty Retail
GrowGeneration Corp. *(d) 1,694 35,710
Guess?, Inc. 1,618 33,509
Haverty Furniture Cos., Inc. 661 18,971
Hibbett, Inc. 175 13,552
Home Depot, Inc. (The) 28,428 10,567,825
JOANN, Inc. 29 296
Kirkland's, Inc. * 27 607
Leslie's, Inc. * 2,587 53,499
Lithia Motors, Inc., Class A 759 242,288
Lowe's Cos., Inc. 18,885 4,415,691
Lumber Liquidators Holdings,
Inc. * 1,056 19,092
MarineMax, Inc. * 743 38,480
Monro, Inc. 865 53,422
Murphy USA, Inc. 682 111,132
National Vision Holdings, Inc. * 2,509 154,655
ODP Corp. (The) * 1,003 43,430
OneWater Marine, Inc.,
Class A 188 8,336
O'Reilly Automotive, Inc. * 1,815 1,129,511
Party City Holdco, Inc. * 11,277 81,984
Penske Automotive Group,
Inc. 860 91,203
Petco Health & Wellness Co.,
Inc. * 1,715 42,412
Rent-A-Center, Inc. 1,929 102,739
Restoration Hardware
Holdings, Inc. * 487 321,240
Ross Stores, Inc. 9,710 1,099,172
Sally Beauty Holdings, Inc. * 2,498 38,119
Shift Technologies, Inc. * 96 656
Shoe Carnival, Inc. 786 26,622
Signet Jewelers Ltd. 1,224 109,156
Sleep Number Corp. * 624 55,124
Sonic Automotive, Inc.,
Class A 262 12,951
Sportsman's Warehouse
Holdings, Inc. * 1,501 25,907
Tilly's, Inc., Class A 773 10,729
TJX Cos., Inc. (The) 32,378 2,120,435
Torrid Holdings, Inc. * 25 376
Tractor Supply Co. 3,155 685,171
TravelCenters of America,
Inc. * 26 1,402
Ulta Beauty, Inc. * 1,456 534,876
Urban Outfitters, Inc. * 2,059 65,744
Victoria's Secret & Co. * 2,186 110,327
Volta, Inc. * 73 594
Vroom, Inc. *(d) 3,201 61,235
Williams-Sonoma, Inc. 1,942 360,688
Winmark Corp. 103 23,980
Zumiez, Inc. * 139 5,657
29,679,044
Technology Hardware, Storage & Peripherals 2.7%
3D Systems Corp. * 3,305 93,069
Apple, Inc. 426,394 63,873,821
Avid Technology, Inc. * 1,165 33,366
Corsair Gaming, Inc. *(d) 1,174 28,704

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Dell Technologies, Inc.,
Class C * 7,190 790,828
Diebold Nixdorf, Inc. * 2,068 18,612
Eastman Kodak Co. * 548 3,721
Hewlett Packard Enterprise
Co. 34,640 507,476
HP, Inc. 32,538 986,878
Immersion Corp. * 57 455
NetApp, Inc. 5,923 528,924
Pure Storage, Inc., Class A * 6,605 177,410
Quantum Corp. * 1,049 5,990
Seagate Technology Holdings
plc 448 39,903
Super Micro Computer, Inc. * 649 22,968
Turtle Beach Corp. * 410 11,792
Western Digital Corp. * 8,226 430,137
Xerox Holdings Corp. 3,500 62,300
67,616,354
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings Ltd. * 3,765 200,449
Carter's, Inc. 1,226 120,786
Columbia Sportswear Co. 954 99,063
Crocs, Inc. * 1,674 270,267
Deckers Outdoor Corp. * 752 297,273
Fossil Group, Inc. * 1,749 20,673
G-III Apparel Group Ltd. * 1,596 45,741
Hanesbrands, Inc. 9,154 155,984
Kontoor Brands, Inc. 1,218 64,554
Lakeland Industries, Inc. * 17 355
Levi Strauss & Co., Class A 185 4,843
Lululemon Athletica, Inc. * 2,835 1,321,138
Movado Group, Inc. 618 20,579
NIKE, Inc., Class B 33,265 5,564,902
Oxford Industries, Inc. 582 53,963
PLBY Group, Inc. * 44 1,236
PVH Corp. * 1,746 190,890
Ralph Lauren Corp. 1,199 152,477
Rocky Brands, Inc. 220 12,001
Skechers USA, Inc., Class A * 3,284 151,754
Steven Madden Ltd. 2,136 96,334
Superior Group of Cos., Inc. 356 9,252
Tapestry, Inc. 7,404 288,608
Under Armour, Inc., Class A * 10,766 222,389
Unifi, Inc. * 544 13,067
Vera Bradley, Inc. * 1,086 10,654
VF Corp. (d) 8,895 648,268
Wolverine World Wide, Inc. 1,870 62,028
10,099,528
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 1,182 62,646
Bridgewater Bancshares, Inc. * 918 16,607
Capitol Federal Financial, Inc. 3,475 42,152
Columbia Financial, Inc. * 1,890 35,192
Essent Group Ltd. 3,109 149,232
Federal Agricultural Mortgage
Corp., Class C 399 50,310
Finance of America Cos., Inc.,
Class A *(d) 4,236 20,290
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Flagstar Bancorp, Inc. 1,286 60,686
FS Bancorp, Inc. 288 9,925
Hingham Institution for
Savings 58 20,952
Home Bancorp, Inc. 298 12,442
HomeStreet, Inc. 44 2,075
Kearny Financial Corp. 2,790 37,442
Luther Burbank Corp. 1,038 15,061
Merchants Bancorp 322 14,306
Meridian Bancorp, Inc. 1,626 37,723
Meta Financial Group, Inc. 274 15,191
MGIC Investment Corp. 9,852 159,208
Mr. Cooper Group, Inc. * 2,514 110,214
New York Community
Bancorp, Inc. 12,100 150,403
NMI Holdings, Inc., Class A * 2,835 68,834
Northfield Bancorp, Inc. 96 1,685
Northwest Bancshares, Inc. 1,659 22,894
PCSB Financial Corp. 704 13,453
PennyMac Financial Services,
Inc. 762 47,290
Pioneer Bancorp, Inc. * 330 4,178
Premier Financial Corp. 1,191 37,969
Provident Bancorp, Inc. 253 4,559
Provident Financial Services,
Inc. 1,043 25,825
Radian Group, Inc. 5,191 123,909
Rocket Cos., Inc., Class A 3,354 55,274
Southern Missouri Bancorp,
Inc. 319 17,354
TFS Financial Corp. 1,777 34,580
TrustCo Bank Corp. 40 1,342
UWM Holdings Corp. 4,982 33,878
Walker & Dunlop, Inc. 718 93,390
Washington Federal, Inc. 2,011 71,109
Waterstone Financial, Inc. 872 18,024
WSFS Financial Corp. 430 22,278
1,719,882
Tobacco 0.3%
22nd Century Group, Inc. *(d) 7,809 21,397
Altria Group, Inc. 51,574 2,274,929
Philip Morris International, Inc. 42,251 3,994,409
Turning Point Brands, Inc. 329 12,558
Universal Corp. 859 40,373
Vector Group Ltd. 4,115 54,565
6,398,231
Trading Companies & Distributors 0.2%
Air Lease Corp. 2,918 116,866
Alta Equipment Group, Inc. * 570 8,225
Applied Industrial
Technologies, Inc. 949 92,509
Beacon Roofing Supply, Inc. * 1,341 70,899
BlueLinx Holdings, Inc. * 20 953
Boise Cascade Co. 804 45,522
CAI International, Inc. 555 31,041
Custom Truck One Source,
Inc. * 431 3,901
DXP Enterprises, Inc. * 580 19,117

74 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Trading Companies & Distributors
EVI Industries, Inc. * 171 5,387
Fastenal Co. 15,301 873,381
GATX Corp. 897 85,080
Global Industrial Co. 502 20,371
GMS, Inc. * 1,447 71,670
H&E Equipment Services, Inc. 1,111 50,084
Herc Holdings, Inc. 587 106,857
Lawson Products, Inc. * 161 8,163
McGrath RentCorp 752 54,249
MRC Global, Inc. * 2,856 23,705
MSC Industrial Direct Co.,
Inc., Class A 1,226 103,070
NOW, Inc. * 3,953 28,541
Rush Enterprises, Inc.,
Class A 1,671 86,942
SiteOne Landscape Supply,
Inc. * 1,219 286,416
Textainer Group Holdings
Ltd. * 548 21,531
Titan Machinery, Inc. * 686 19,496
Transcat, Inc. * 226 16,923
Triton International Ltd. 1,634 101,618
United Rentals, Inc. * 1,975 748,742
Univar Solutions, Inc. * 4,166 106,566
Veritiv Corp. * 523 56,102
Watsco, Inc. 856 247,880
WESCO International, Inc. * 1,044 135,261
Willis Lease Finance Corp. * 86 3,484
WW Grainger, Inc. 1,263 584,908
4,235,460
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure
Holdings LLC 155 572
Water Utilities 0.1%
American States Water Co. 852 77,396
American Water Works Co.,
Inc. 5,983 1,042,119
Artesian Resources Corp.,
Class A 267 10,739
Cadiz, Inc. *(d) 722 4,382
California Water Service
Group 1,665 101,365
Essential Utilities, Inc. 6,063 285,385
Global Water Resources, Inc. 376 7,114
Middlesex Water Co. 592 65,191
Pure Cycle Corp. * 684 10,732
SJW Group 891 58,735
York Water Co. (The) 441 21,133
1,684,291
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 1,772 28,813
Shenandoah
Telecommunications Co. 1,036 28,635
Telephone & Data Systems,
Inc. 6,937 129,999
T-Mobile US, Inc. * 16,018 1,842,550
United States Cellular Corp. * 537 16,416
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Vodafone Group plc , ADR-UK 2,506 37,465
2,083,878
Total Common Stocks
(cost $770,755,587)
1,275,679,055
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 484,800
Total Convertible Bond
(cost $482,682)
484,800
Corporate Bonds 19.9%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 1,850,000 1,850,615
4.88%, 5/1/2025 2,600,000 2,872,309
2.75%, 2/1/2026 920,000 951,268
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,083,649
3.50%, 5/15/2025 1,490,000 1,602,319
1.15%, 6/1/2026 1,120,000 1,116,943
Northrop Grumman Corp. ,
2.93%, 1/15/2025 3,990,000 4,185,125
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 157,796
14,820,024
Automobiles 0.2%
General Motors Co. ,
5.40%, 10/2/2023 130,000 140,663
6.13%, 10/1/2025 1,290,000 1,497,187
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a) 470,000 466,895
2.00%, 3/9/2026(a) 530,000 525,379
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,660,000 1,716,671
4,346,795
Banks 4.5%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,572,699
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 0.91%, 3/5/2024(e) 2,000,000 2,015,572
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 2,570,000 2,698,169
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 406,830
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 1,010,000 1,003,498

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,414,882
1.85%, 5/1/2025 3,920,000 4,002,946
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,319,009
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,765,690
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 458,055
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 375,387
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 3,210,000 3,380,998
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 1,100,000 1,073,948
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 5,300,000 5,221,203
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 1,860,000 1,847,711
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 4,340,000 4,382,598
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 2,800,000 2,766,916
HSBC Holdings plc ,
3.60%, 5/25/2023 2,510,000 2,623,539
(ICE LIBOR USD 3
Month + 1.00%), 1.12%,
5/18/2024(e) 3,450,000 3,483,036
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 560,000 555,369
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,381,435
3.38%, 1/12/2023(a) 2,000,000 2,059,399
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,042,776
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 1,440,000 1,530,814
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 5,874,785
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 1,999,013
3.90%, 3/12/2024 600,000 640,202
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 1,160,000 1,240,832
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 535,494
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 5,150,000 5,113,697
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 974,894
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 502,905
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 570,000 560,473
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,126,806
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 0.92%,
10/16/2023(e) 2,500,000 2,530,801
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 1,890,000 1,896,205
1.15%, 6/12/2025 1,460,000 1,454,700
1.20%, 6/3/2026 1,600,000 1,580,216
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 1,220,000 1,207,076
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,731,457
US Bancorp ,
1.45%, 5/12/2025 5,690,000 5,744,819
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.36%,
10/31/2023(e) 3,390,000 3,427,596
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,595,365
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,020,000 3,086,385
Westpac Banking Corp. ,
1.15%, 6/3/2026 1,250,000 1,234,475
109,440,675
Beverages 0.1%
Coca-Cola Co. (The) ,
1.45%, 6/1/2027 250,000 248,870
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 743,541
2.25%, 3/19/2025 1,040,000 1,081,722
2.63%, 3/19/2027 10,000 10,557
2,084,690
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 1,072,479
3.80%, 3/15/2025 1,720,000 1,853,759

76 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
2.95%, 11/21/2026 4,180,000 4,418,810
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 1,059,745
8,404,793
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025 1,950,000 2,001,885
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,140,000 5,214,294
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 1,560,000 1,546,917
Credit Suisse AG ,
3.63%, 9/9/2024 2,830,000 3,025,360
2.95%, 4/9/2025 2,490,000 2,621,789
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 240,000 239,346
3.50%, 4/1/2025 3,120,000 3,331,260
3.75%, 5/22/2025 7,300,000 7,835,144
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 2,110,000 2,105,560
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,554,617
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,015,768
(ICE LIBOR USD 3
Month + 0.95%), 1.07%,
8/15/2023(a)(e) 2,100,000 2,112,740
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,010,000 2,044,844
USAA Capital Corp. ,
0.50%, 5/1/2024(a) 2,420,000 2,400,819
38,048,458
Chemicals 0.2%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 1,250,000 1,246,943
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,337,623
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 790,000 782,100
2.88%, 5/11/2031(a) 750,000 737,820
5,104,486
Consumer Finance 0.5%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 1,750,000 1,766,431
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024 3,750,000 3,719,930
1.45%, 5/15/2025 2,410,000 2,435,608
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3 Month +
1.08%), 1.20%, 8/3/2022(e) 1,620,000 1,619,983
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,530,720
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,770,266
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,409
12,856,347
Diversified Financial Services 0.3%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 2,990,000 2,945,181
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.52%,
11/13/2023(e) 2,660,000 2,675,237
2.88%, 5/10/2026 830,000 884,914
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,410,000 1,412,598
7,917,930
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.40%, 5/15/2025 2,927,000 3,127,331
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,615,952
Verizon Communications, Inc. ,
0.75%, 3/22/2024 1,100,000 1,096,980
2.63%, 8/15/2026 580,000 608,085
2.36%, 3/15/2032(a) 9,601,000 9,457,778
16,906,126
Electric Utilities 0.5%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,023,743
Duke Energy Corp. ,
2.40%, 8/15/2022 700,000 709,747
FirstEnergy Corp. ,
Series A, 3.35%,
7/15/2022(c) 2,855,000 2,876,413
Series B, 4.75%,
3/15/2023(c) 2,162,000 2,240,286
Series A, 1.60%, 1/15/2026 940,000 925,975
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,785,707
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,111,362
11,673,233
Food & Staples Retailing 0.1%
Walmart, Inc. ,
1.05%, 9/17/2026 1,170,000 1,159,455

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,574,989
1.38%, 7/23/2023(a) 330,000 334,202
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 397,221
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 213,171
Mondelez International, Inc. ,
1.50%, 5/4/2025 930,000 937,708
3,457,291
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
3.36%, 6/6/2024 454,000 478,793
3.73%, 12/15/2024 566,000 607,068
1,085,861
Health Care Providers & Services 1.0%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 946,032
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.01%,
7/15/2023(e) 4,850,000 4,901,895
3.75%, 7/15/2023 12,000 12,593
3.25%, 4/15/2025 1,010,000 1,072,152
4.13%, 11/15/2025 4,440,000 4,883,598
CVS Health Corp. ,
3.70%, 3/9/2023 310,000 321,963
3.88%, 7/20/2025 6,460,000 7,012,088
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,532,143
4.50%, 4/1/2025 260,000 286,117
UnitedHealth Group, Inc. ,
2.38%, 10/15/2022 50,000 50,961
3.50%, 6/15/2023 120,000 125,806
3.75%, 7/15/2025 1,650,000 1,800,155
1.25%, 1/15/2026 240,000 239,875
1.15%, 5/15/2026 1,090,000 1,079,393
24,264,771
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 3,277,510
McDonald's Corp. ,
3.30%, 7/1/2025 4,210,000 4,496,073
1.45%, 9/1/2025 240,000 241,416
3.70%, 1/30/2026 80,000 86,994
8,101,993
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,286,013
2.80%, 3/25/2027 60,000 64,109
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.69%,
6/24/2022(a)(e) 2,100,000 2,107,079
3,457,201
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.42%,
2/14/2024(e) 3,290,000 3,306,383
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,429,747
5,736,130
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 207,744
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 149,350
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,328,266
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 296,851
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 138,902
3,121,113
Interactive Media & Services 0.2%
Alphabet, Inc. ,
0.45%, 8/15/2025 930,000 911,316
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,024,213
3.68%, 4/22/2041(a) 610,000 637,078
3.84%, 4/22/2051(a) 1,320,000 1,393,735
4,966,342
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
1.00%, 5/12/2026 1,460,000 1,447,436
1.20%, 6/3/2027 3,150,000 3,098,299
eBay, Inc. ,
1.40%, 5/10/2026 1,910,000 1,895,020
Prosus NV ,
3.06%, 7/13/2031(a) 2,000,000 1,941,187
8,381,942
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 1,140,000 1,133,968
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 4,990,000 5,061,258
Visa, Inc. ,
3.15%, 12/14/2025 2,930,000 3,148,258
9,343,484

78 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.78%, 2/1/2024(e) 6,120,000 6,272,016
4.91%, 7/23/2025 830,000 922,992
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.75%,
4/15/2024(e) 4,290,000 4,331,053
3.10%, 4/1/2025 2,300,000 2,438,393
3.95%, 10/15/2025 1,870,000 2,054,750
Fox Corp. ,
3.05%, 4/7/2025 3,300,000 3,484,280
3.50%, 4/8/2030 430,000 466,912
19,970,396
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 420,000 433,990
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,264,242
4.13%, 5/30/2023(a) 440,000 461,771
4.13%, 3/12/2024(a) 2,000,000 2,124,734
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,005,489
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 679,916
6,970,142
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 41,246
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,852,706
2,893,952
Multi-Utilities 0.1%
Abu Dhabi National Energy
Co. PJSC ,
2.00%, 4/29/2028(a) 2,520,000 2,507,400
Oil, Gas & Consumable Fuels 3.0%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 1,000,000
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.77%,
9/19/2022(e) 1,000,000 1,004,348
3.19%, 4/6/2025 370,000 393,506
Chevron Corp. ,
1.55%, 5/11/2025 4,790,000 4,860,928
Continental Resources, Inc. ,
4.50%, 4/15/2023 4,180,000 4,346,866
3.80%, 6/1/2024 1,800,000 1,890,000
Coterra Energy, Inc. ,
4.38%, 6/1/2024(a) 4,050,000 4,334,848
3.90%, 5/15/2027(a) 590,000 643,651
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp. ,
5.25%, 9/15/2024(a) 680,000 746,729
5.85%, 12/15/2025 2,220,000 2,558,007
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,550,568
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,127,805
5.38%, 6/26/2026 1,000,000 1,081,270
Energy Transfer LP ,
4.50%, 11/1/2023 80,000 84,635
4.50%, 4/15/2024 1,440,000 1,545,662
2.90%, 5/15/2025 2,850,000 2,974,525
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 500,000 530,876
3.75%, 2/15/2025 900,000 968,868
EQT Corp. ,
3.13%, 5/15/2026(a) 1,120,000 1,128,400
3.90%, 10/1/2027 840,000 896,700
5.00%, 1/15/2029 70,000 77,766
Exxon Mobil Corp. ,
2.99%, 3/19/2025 4,800,000 5,074,072
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 500,000 548,750
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 2,480,000 2,654,750
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 1.40%,
1/15/2023(e) 500,000 505,965
4.30%, 6/1/2025 1,890,000 2,065,920
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 200,000 199,847
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,030,190
MPLX LP ,
4.00%, 2/15/2025 250,000 268,482
4.88%, 6/1/2025 860,000 949,615
1.75%, 3/1/2026 1,860,000 1,852,752
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,797,538
3.00%, 2/15/2027 264,000 264,000
Petrobras Global Finance BV ,
5.30%, 1/27/2025 150,000 163,125
5.75%, 2/1/2029 300,000 325,350
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,081,305
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 1,140,000 1,136,387
0.75%, 1/15/2024 1,210,000 1,203,042
1.13%, 1/15/2026 4,800,000 4,697,892
4.45%, 1/15/2026 200,000 220,764
Qatar Petroleum ,
1.38%, 9/12/2026(a) 2,610,000 2,576,248

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,282,282
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 1,980,000 2,440,630
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 2.10%), 2.22%,
1/13/2023(e) 420,000 416,850
3.95%, 6/1/2025 280,000 294,925
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 400,000 427,866
4.55%, 6/24/2024 2,110,000 2,284,332
73,508,837
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,292,405
Pharmaceuticals 0.6%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 1,730,000 1,714,267
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.79%,
8/17/2023(e) 2,186,000 2,205,818
Bristol-Myers Squibb Co. ,
2.60%, 5/16/2022 1,830,000 1,853,062
2.90%, 7/26/2024 96,000 101,049
3.88%, 8/15/2025 862,000 942,761
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 404,482
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 431,272
1.45%, 6/24/2030 260,000 249,868
Pfizer, Inc. ,
0.80%, 5/28/2025 2,470,000 2,444,737
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,714,164
15,061,480
Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. ,
3.14%, 11/15/2035(a) 4,390,000 4,314,563
Intel Corp. ,
1.60%, 8/12/2028 2,560,000 2,521,309
Microchip Technology, Inc. ,
0.98%, 9/1/2024(a) 1,210,000 1,197,549
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 328,816
NXP BV ,
2.70%, 5/1/2025(a) 4,050,000 4,205,643
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 0.86%,
1/30/2023(e) 2,470,000 2,489,933
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 108,480
TSMC Arizona Corp. ,
1.75%, 10/25/2026 1,480,000 1,487,894
16,654,187
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,167,240
Specialty Retail 0.2%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.43%, 3/1/2022(e) 1,000,000 1,000,889
3.25%, 3/1/2022 1,000,000 1,009,883
2.50%, 4/15/2027 20,000 21,000
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,017,446
1.70%, 9/15/2028 490,000 480,712
5,529,930
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.13%, 5/11/2025 2,830,000 2,828,793
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
2.40%, 3/27/2025 2,340,000 2,437,144
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,809,427
Nationwide Building Society ,
0.55%, 1/22/2024(a) 2,760,000 2,733,411
5,542,838
Tobacco 0.5%
Altria Group, Inc. ,
2.35%, 5/6/2025 2,090,000 2,154,572
4.40%, 2/14/2026 436,000 483,766
2.63%, 9/16/2026 2,260,000 2,349,159
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.00%,
8/15/2022(e) 40,000 40,198
BAT International Finance plc ,
1.67%, 3/25/2026 2,600,000 2,571,200
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,441,814
1.50%, 5/1/2025 260,000 262,145
0.88%, 5/1/2026 1,840,000 1,787,387
12,090,241
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
0.70%, 2/15/2024 5,290,000 5,229,772
3.38%, 7/1/2025 260,000 274,006
1.88%, 8/17/2026 560,000 554,125

80 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,707,613
8,765,516
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 3,160,000 3,370,270
Total Corporate Bonds
(cost $487,035,213)
489,271,796
Exchange Traded Funds 0.7%
Shares
Capital Markets 0.0%
†
iShares MSCI Hong Kong ETF 10,853 266,333
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF 6,768 588,342
Equity Funds 0.7%
Consumer Discretionary
Select Sector SPDR Fund 2,736 550,346
Energy Select Sector SPDR
Fund 19,700 1,132,159
Financial Select Sector SPDR
Fund 14,640 589,406
Industrial Select Sector SPDR
Fund 10,864 1,135,179
Invesco QQQ Trust 7,863 3,035,983
iShares Core S&P 500 ETF 614 283,048
Materials Select Sector SPDR
Fund 40,096 3,412,972
SPDR S&P Homebuilders
ETF 3,218 249,652
Vanguard FTSE Pacific ETF 8,928 721,740
Vanguard Health Care ETF 2,324 600,638
Vanguard High Dividend Yield
ETF 20,159 2,186,042
Vanguard Industrials ETF 2,108 422,970
Vanguard Mid-Cap ETF 1,737 438,349
WisdomTree Japan Hedged
Equity Fund 9,137 573,530
Xtrackers Harvest CSI 300
China A-Shares ETF 4,701 182,211
15,514,225
Total Exchange Traded Funds
(cost $14,738,464)
16,368,900
Foreign Government Securities 1.5%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 103,130 37,385
0.50%, 7/9/2030(c) 2,968,200 1,012,453
Foreign Government Securities
Principal
Amount ($) Value ($)
ARGENTINA
Provincia de Buenos Aires ,
3.90%, 9/1/2037(a)(c) 1,301,247 577,266
1,627,104
COLOMBIA 0.0%
†
Republic of Colombia ,
3.25%, 4/22/2032 1,140,000 1,063,939
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,196,600
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,216,341
2.95%, 1/11/2023 2,490,000 2,554,553
3,770,894
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,128,960
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 907,452
3.50%, 3/20/2027(a) 1,260,000 1,378,440
2,285,892
MEXICO 0.1%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,591,443
United Mexican States ,
4.00%, 10/2/2023 592,000 627,804
3,219,247
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,138,661
QATAR 0.1%
State of Qatar ,
Reg. S, 3.88%, 4/23/2023 2,220,000 2,323,230
3.38%, 3/14/2024(a) 760,000 801,946
3,125,176
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 160,665,000 2,117,567
7.65%, 4/10/2030 144,850,000 1,994,812
7.25%, 5/10/2034 2,250,000 29,910
4,142,289
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,684,175

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 81
Foreign Government Securities
Principal
Amount ($) Value ($)
SENEGAL 0.1%
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,298,793
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,427,149
0.75%, 9/2/2023(a) 630,000 630,314
4.13%, 10/11/2047(a) 1,970,000 2,323,930
4,381,393
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.38%, 1/23/2031 3,130,000 3,614,931
Total Foreign Government Securities
(cost $36,029,066)
35,678,054
Mortgage-Backed Securities 1.9%
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 326,981 350,792
Pool# ZS9826
3.00%, 10/1/2046 127,240 134,951
Pool# ZS4751
3.50%, 1/1/2048 222,667 236,571
Pool# ZA5297
4.00%, 3/1/2048 496,119 542,597
Pool# RA3882
2.00%, 11/1/2050 370,167 371,517
Pool# SD0633
3.50%, 2/1/2051 435,575 467,473
Pool# QB9290
2.00%, 3/1/2051 389,016 391,035
Pool# QB9482
2.00%, 3/1/2051 190,437 191,171
Pool# SD0573
2.00%, 4/1/2051 196,062 198,178
Pool# QC0297
2.00%, 4/1/2051 98,626 98,945
Pool# QC0885
2.00%, 4/1/2051 98,555 98,964
Pool# QC1164
2.00%, 4/1/2051 98,386 98,741
Pool# QC2044
2.50%, 5/1/2051 97,243 101,546
Pool# RA5373
2.00%, 6/1/2051 295,538 297,262
Pool# RA5576
2.50%, 7/1/2051 1,772,432 1,835,514
Pool# SD0653
2.50%, 7/1/2051 393,811 406,878
Pool# QC3690
2.50%, 7/1/2051 197,933 204,414
Pool# QC4690
2.50%, 8/1/2051 198,853 206,322
Pool# QC4818
2.50%, 8/1/2051 99,517 102,751
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC4824
2.50%, 8/1/2051 99,084 102,421
Pool# QD0254
2.00%, 11/1/2051 200,000 200,534
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 321,566
Pool# BM6224
2.79%, 1/1/2035(b) 733,974 791,827
Pool# BL5767
2.68%, 2/1/2035 200,000 214,460
Pool# BF0301
4.50%, 8/1/2058 426,343 480,274
FNMA UMBS Pool
Pool# MA2110
3.50%, 12/1/2034 80,750 86,695
Pool# MA2138
3.50%, 1/1/2035 41,805 44,883
Pool# MA2320
3.00%, 7/1/2035 262,561 278,745
Pool# BR2935
1.50%, 3/1/2036 93,337 93,996
Pool# MA2672
3.00%, 7/1/2036 807,328 852,142
Pool# MA2773
3.00%, 10/1/2036 630,839 668,266
Pool# MA2832
3.00%, 12/1/2036 562,084 594,902
Pool# AS8740
3.50%, 2/1/2037 113,385 121,304
Pool# FM5754
3.50%, 3/1/2037 70,641 75,468
Pool# FM5783
3.00%, 6/1/2038 419,983 443,423
Pool# FM6015
3.50%, 8/1/2039 140,794 150,186
Pool# FM0068
3.50%, 2/1/2040 193,527 209,880
Pool# FM0071
3.50%, 2/1/2040 57,889 62,205
Pool# FM4650
2.50%, 10/1/2040 797,723 830,739
Pool# AW9453
3.50%, 8/1/2044 593,425 636,227
Pool# AL9546
3.50%, 11/1/2046 293,305 314,360
Pool# BC9077
3.50%, 12/1/2046 215,717 231,586
Pool# FM7796
4.00%, 6/1/2048 516,534 560,062
Pool# CA2047
4.50%, 7/1/2048 286,209 315,650
Pool# FM3469
3.50%, 8/1/2048 679,180 726,579
Pool# CA2199
4.50%, 8/1/2048 440,248 486,454
Pool# FM3445
4.00%, 9/1/2048 524,126 563,564
Pool# FM7960
4.00%, 10/1/2048 1,353,313 1,467,716

82 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA2482
4.50%, 10/1/2048 358,782 394,519
Pool# FM3141
3.50%, 11/1/2048 821,232 875,707
Pool# FM8576
3.00%, 2/1/2050 258,671 272,204
Pool# FM2870
3.00%, 3/1/2050 3,848,022 4,062,726
Pool# CA5379
4.50%, 3/1/2050 248,064 274,595
Pool# BQ0254
2.00%, 8/1/2050 85,401 85,783
Pool# BP8713
3.00%, 8/1/2050 353,904 372,349
Pool# FM7195
2.50%, 9/1/2050 189,765 197,770
Pool# FM5309
2.50%, 11/1/2050 190,892 199,077
Pool# BQ5876
2.50%, 11/1/2050 93,897 97,087
Pool# FM4925
3.00%, 11/1/2050 213,221 224,529
Pool# BR0001
2.50%, 12/1/2050 91,824 94,809
Pool# BQ9224
2.00%, 1/1/2051 190,158 190,342
Pool# FM5940
2.00%, 2/1/2051 670,872 673,590
Pool# BR2664
2.00%, 2/1/2051 183,896 185,377
Pool# BR3257
2.00%, 2/1/2051 93,460 94,469
Pool# BR2643
2.00%, 2/1/2051 91,100 91,737
Pool# CA8962
2.50%, 2/1/2051 91,943 95,893
Pool# FM6184
2.00%, 3/1/2051 1,310,918 1,316,686
Pool# BQ9453
2.00%, 3/1/2051 377,352 378,726
Pool# BR4080
2.00%, 3/1/2051 190,667 190,776
Pool# BR4753
2.00%, 3/1/2051 95,740 96,625
Pool# BR3286
2.00%, 3/1/2051 94,564 95,438
Pool# FM6418
2.00%, 3/1/2051 94,455 94,885
Pool# FM6555
2.00%, 4/1/2051 668,710 669,994
Pool# BR7745
2.00%, 4/1/2051 191,508 193,278
Pool# BR7744
2.00%, 4/1/2051 96,388 97,339
Pool# BR8518
2.00%, 4/1/2051 96,380 96,727
Pool# BR8478
2.00%, 4/1/2051 96,034 96,401
Pool# FM7741
2.50%, 5/1/2051 96,463 99,775
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7630
2.50%, 6/1/2051 388,596 402,704
Pool# FM7727
2.50%, 6/1/2051 96,036 100,285
Pool# FM7910
2.50%, 7/1/2051 294,129 304,054
Pool# BT3244
2.50%, 7/1/2051 292,186 301,682
Pool# BT0846
2.50%, 7/1/2051 198,594 205,048
Pool# FM7900
2.50%, 7/1/2051 196,228 202,582
Pool# BT3270
2.50%, 8/1/2051 198,676 205,229
Pool# BT3303
2.50%, 8/1/2051 99,491 102,842
Pool# BT3290
2.50%, 8/1/2051 98,184 101,375
Pool# BU0051
2.50%, 9/1/2051 199,657 206,301
Pool# BQ7435
2.50%, 9/1/2051 99,828 104,117
Pool# FM8977
2.50%, 9/1/2051 99,629 103,348
Pool# FM9174
2.00%, 10/1/2051 100,000 100,617
Pool# FM8864
2.50%, 10/1/2051 497,912 515,848
Pool# FM9335
2.50%, 10/1/2051 200,000 205,643
Pool# FM9387
2.00%, 11/1/2051 300,000 300,541
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 12/25/2051 3,700,000 3,692,268
2.50%, 12/25/2051 1,000,000 1,024,629
3.00%, 12/25/2051 2,500,000 2,605,103
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 68,157
73,054
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 116,381 123,940
Pool# MA4511
4.00%, 6/20/2047 246,054 263,492
Pool# MA4654
4.50%, 8/20/2047 217,435 235,561
Pool# MA5193
4.50%, 5/20/2048 337,037 359,783
Pool# 784985
3.50%, 9/20/2048 77,064 81,274
Pool# MA6342
5.00%, 12/20/2049 556,681 601,176
Pool# BS1728
4.00%, 1/20/2050 69,498 75,770
Pool# MA6413
5.00%, 1/20/2050 348,507 376,315
Pool# BM7534
3.50%, 2/20/2050 100,518 105,749
Pool# BS1742
4.00%, 2/20/2050 60,467 65,580

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 83
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BS1757
4.00%, 3/20/2050 59,925 65,512
Pool# BS8420
4.00%, 4/20/2050 251,415 272,527
Pool# MA6603
5.00%, 4/20/2050 308,276 334,928
Pool# 785218
2.00%, 12/20/2050 282,014 285,753
Pool# 785221
2.00%, 12/20/2050 281,467 285,284
Pool# 785219
2.00%, 12/20/2050 280,916 283,845
Pool# 785220
2.00%, 12/20/2050 191,139 193,963
Pool# BT1888
2.50%, 12/20/2050 280,215 288,315
Pool# BS8546
2.50%, 12/20/2050 188,158 192,563
Pool# MA7056
4.50%, 12/20/2050 235,482 252,253
Pool# CD8312
2.50%, 5/20/2051 198,052 204,543
Pool# MA7590
3.00%, 9/20/2051 1,292,870 1,348,339
GNMA TBA
2.00%, 11/15/2051 500,000 506,318
2.50%, 11/15/2051 100,000 102,795
Total Mortgage-Backed Securities
(cost $48,094,754)
47,933,797
Purchased Option 0.0%
†
Number of
Contracts
Put Option 0.0%
†
Equity Funds 0.0%
†
SPDR S&P 500 ETF Trust
12/17/2021 at USD 433.00,
European Style, Notional
Amount: USD 7,664,100
Exchange Traded* 177 63,954
0
Total Purchased Option
(cost $266,105) 63,954
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Rights
Number of
Rights Value ($)
Biotechnology
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
2,694
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $12,863) 2,694
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,647,470
Total U.S. Government Agency Security
(cost $2,700,285)
2,647,470
U.S. Treasury Obligations 4.8%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 4,794,680
1.38%, 11/15/2040 4,960,000 4,476,012
1.88%, 2/15/2041 3,300,000 3,242,766
2.25%, 5/15/2041 980,000 1,022,875
3.00%, 2/15/2049 280,000 343,066
0.00%, 5/15/2049 4,350,000 2,546,497
2.88%, 5/15/2049 850,000 1,020,100
2.25%, 8/15/2049 1,380,000 1,470,832
2.00%, 2/15/2050 5,500,000 5,562,734
1.25%, 5/15/2050 15,630,000 13,213,455
1.38%, 8/15/2050 15,260,000 13,306,601
1.63%, 11/15/2050 7,830,000 7,262,325
1.88%, 2/15/2051 22,080,000 21,721,200
2.38%, 5/15/2051 4,240,000 4,660,025
2.00%, 8/15/2051 2,250,000 2,281,992
U.S. Treasury Notes
0.25%, 7/31/2025 210,000 204,348
1.13%, 10/31/2026 16,170,000 16,116,942
1.25%, 3/31/2028 130,000 128,725
1.00%, 7/31/2028 540,000 524,348
1.38%, 10/31/2028 12,610,000 12,537,099
1.25%, 8/15/2031 2,800,000 2,720,813
Total U.S. Treasury Obligations
(cost $121,685,337)
119,157,435

84 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Short-Term Investments 4.0%
Principal
Amount ($) Value ($)
Commercial Paper 3.7%
Brookfield Infrastructure Corp.,
0.30%, 1/5/2022 10,500,000 10,495,736
Edison International, 0.33%,
11/3/2021 1,800,000 1,799,949
General Motors Financial Co.,
Inc.
0.32%, 11/15/2021 4,000,000 3,999,428
0.33%, 1/5/2022 5,000,000 4,996,619
Harley Davidson Finl, 0.28%,
1/5/2022 5,500,000 5,495,813
Harley-Davidson Financial
Services, Inc., 0.27%,
11/4/2021(a) 1,050,000 1,049,960
International Flavors &
Fragrances, Inc., 0.35%,
12/21/2021 15,000,000 14,996,224
National Fuel Gas Co.,
0.40%, 11/4/2021 2,000,000 1,999,956
Oglethorpe Power Corp.,
0.20%, 11/17/2021 4,000,000 3,999,719
Parker-Hannifin Corp., 0.28%,
1/4/2022(a) 10,000,000 9,993,728
Romulus Funding Corp.,
0.26%, 12/1/2021 11,000,000 10,994,484
Smithfield Foods, Inc.
0.27%, 11/10/2021 5,000,000 4,999,608
0.25%, 11/22/2021 5,000,000 4,999,104
WGL Holdings, Inc.
0.35%, 11/4/2021 7,500,000 7,499,845
0.23%, 11/16/2021 3,000,000 2,999,802
90,319,975
Shares
Money Market Fund 0.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(f)(g) 6,811,923 6,811,923
Total Short-Term Investments
(cost $97,133,274)
97,131,898
Total Investments
(cost $1,879,180,085) — 97.1%
2,387,210,847
Other assets in excess of
liabilities — 2.9% 71,152,669
NET ASSETS — 100.0%
$ 2,458,363,516
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $377,861,504 which represents 15.37% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
(d) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $6,649,560, which was collateralized
by cash used to purchase a money market fund with a value
of $6,811,923.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(f) Represents 7-day effective yield as of October 31, 2021.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $6,811,923.
ADR American Depositary Receipt
CH Switzerland
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FR France
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GO General Obligation
GP General Partnership
ICE Intercontinental Exchange
IN India
IO Interest only
JP Japan
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant to
Regulation S under the Securities Act of 1933, which
exempts from registration securities offered and sold
outside of the United States. Such security cannot be
sold in the United States without either an effective
registration statement filed pursuant to the Securities
Act of 1933 or pursuant to an exemption from
registration. Currently there is no restriction on trading
this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 85
Currency:
EUR Euro
RUB Russia ruble
USD United States dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 3.05 USD 10,975,000 1,027,312 14,561 1,041,873
1,027,312 14,561 1,041,873
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2021 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (20) 5,900 5,880
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 18,803,000 (76,850) 886,746 809,896
3 Month LIBOR
quarterly
0.90%
semi-annually Rec 3/17/2050 USD 2,254,000 (64) 437,874 437,810
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 2/15/2047 USD 3,964,000 21,016 431,069 452,085
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 10/7/2050 USD 1,661,000 (701) 210,167 209,466
3 Month LIBOR
quarterly
1.23%
semi-annually Rec 2/15/2047 USD 1,991,000 1,497 214,910 216,407
3 Month LIBOR
quarterly
1.25%
semi-annually Rec 2/15/2028 USD 13,082,000 12,200 35,814 48,014
3 Month LIBOR
quarterly
1.60%
semi-annually Rec 2/15/2047 USD 2,631,000 15,013 59,623 74,636

86 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
1.63%
semi-annually Rec 2/15/2047 USD 3,233,000 (8,623) 85,386 76,763
(36,532) 2,367,489 2,330,957
1 Day SOFR annually 1.13% annually Rec 8/15/2028 USD 16,123,000 61,901 (16,677) 45,224
1 Day SOFR annually 1.20% annually Rec 11/1/2028 USD 6,202,000 (362) (16,868) (17,230)
1 Day SOFR annually 1.22% annually Rec 8/15/2028 USD 11,888,000 (4,550) – (4,550)
1 Day SOFR annually 1.52% annually Rec 2/15/2047 USD 6,673,000 (42,224) (37,163) (79,387)
1 Day SOFR annually 1.73% annually Rec 2/15/2047 USD 11,120,000 – (678,424) (678,424)
3 Month BA
semi-annually
1.48%
semi-annually Pay 10/27/2023 CAD 32,609,000 – (3,286) (3,286)
3 Month LIBOR
quarterly
0.82%
semi-annually Pay 6/4/2024 USD 100,448,000 – (573,462) (573,462)
3 Month LIBOR
quarterly
1.35%
semi-annually Rec 2/15/2028 USD 68,014,000 2,366 (181,959) (179,593)
3 Month LIBOR
quarterly
2.00%
semi-annually Rec 2/15/2047 USD 25,746,000 (22,877) (1,452,668) (1,475,545)
(5,746) (2,960,507) (2,966,253)
(42,278) (593,018) (635,296)
– – –
Currency:
CAD Canadian dollar
USD United States dollar
OTC Total return swap contracts outstanding as of October 31, 2021 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Acceleron
Pharma, Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 652,503 — 4,610 4,610
Apple, Inc. 1 month
USD LIBOR
+ 0.40%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
11/17/2021 USD 14,484 — 494 494
Athene
Holding Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,852,239 — 275,160 275,160
Coherent, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,298,958 — 9,811 9,811

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 87
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Columbia
Property
Trust, Inc.
1 month
USD LIBOR
+ 0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 1,697,373 — 2,491 2,491
Covanta
Holding Corp.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 554,366 — 1,602 1,602
Ferro Corp. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 352,576 — 2,667 2,667
Hill-Rom
Holdings, Inc.
1 month
USD LIBOR
+ 0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 687,805 — 17,696 17,696
IHS Markit
Ltd.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,963,450 — 127,947 127,947
Inovalon
Holdings, Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 1,165,844 — 3,604 3,604
Kadmon
Holdings, Inc.
1 month
USD LIBOR
+ 0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 442,882 — 36,482 36,482
Kansas City
Southern
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 696,410 — 34,465 34,465
PPD, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,877,437 — 8,625 8,625

88 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000
Index
Increases in
total return
of reference
entity
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Monthly Bank of
America NA
2/23/2022 USD 116,596,355 — 854,571 854,571
Russell 3000
Index
1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 32,397,512 — 186,806 186,806
Russell 3000
Index
1 month
USD LIBOR
+ 0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2022 USD 502,085,142 — 23,914,707 23,914,707
Russell 3000
Index
1 month
USD LIBOR
+ 0.33%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/10/2021 USD 509,590,516 — 24,277,856 24,277,856
Sanderson
Farms, Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 550,765 — 8,054 8,054
Sanderson
Farms, Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 550,018 — 8,043 8,043
Soliton, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 255,605 — 1,723 1,723
Soliton, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 82,638 — 557 557
Southwest
Gas Holdings,
Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 821,344 — 6,309 6,309

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 89
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
SPDR S&P
Biotech ETF
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.75% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/19/2022 USD 122,578 — 242 242
State Auto
Financial
Corp.
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 227,208 — 724 724
Welbilt, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 346,307 — 110 110
Xilinx, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 245,209 — 18,828 18,828
— 49,804,184 49,804,184
Apollo Global
Management,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,894,165 — (267,861) (267,861)
Canadian
Pacific
Railway Ltd.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 495,016 — (30,947) (30,947)
II-VI, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 269,496 — (13,828) (13,828)
Intersect ENT,
Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 651,161 — (4,624) (4,624)
Nuance 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,307,970 — (2,965) (2,965)

90 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.47% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 32,338,186 — (280,391) (280,391)
S&P Global,
Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 2,012,733 — (137,231) (137,231)
— (737,847) (737,847)
— 49,066,337 49,066,337
* There are no upfront payments (receipts) on the swap contracts listed above.
At October 31, 2021, the Fund had $10,579,245 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CAD 6,064,252 USD 4,828,034 Citibank NA 1/18/2022 72,644
RUB 503,096,114 USD 6,792,574 Goldman Sachs Bank USA
**
1/18/2022 185,981
USD 5,643,920 RUB 403,314,497 Bank of America NA
**
1/18/2022 49,457
Total unrealized appreciation 308,082
BRL 16,870,000 USD 2,994,533 Citibank NA
**
1/18/2022 (57,167)
JPY 1,042,809,809 USD 9,186,732 Citibank NA 1/18/2022 (27,897)
USD 18,855 CAD 23,347 Citibank NA 1/18/2022 (12)
Total unrealized depreciation (85,076)
Net unrealized appreciation 223,006
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar

Nationwide Multi-Cap Portfolio - October 31, 2021 - Statement of Investments - 91
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 6 12/2021 USD 378,600 (9,163)
NASDAQ 100 E-Mini Index 27 12/2021 USD 8,552,790 225,382
NASDAQ 100 Micro E-Mini Equity Index 67 12/2021 USD 2,122,359 54,752
Russell 2000 E-Mini Index 5 12/2021 USD 573,825 12,491
Russell 2000 E-Mini Index 15 12/2021 USD 1,721,475 41,947
S&P 500 E-Mini Index 53 12/2021 USD 12,182,050 346,361
S&P 500 E-Mini Index 152 12/2021 USD 3,493,720 117,826
TOPIX Index 23 12/2021 JPY 4,020,838 (122,562)
U.S. Treasury 10 Year Note 12 12/2021 USD 1,568,438 (21,579)
U.S. Treasury 10 Year Note 1,096 12/2021 USD 143,250,625 (1,934,464)
U.S. Treasury Ultra Bond 24 12/2021 USD 4,713,750 11,034
U.S. Treasury Ultra Bond 157 12/2021 USD 30,835,781 (21,779)
3 Month Eurodollar 851 12/2022 USD 210,899,075 (381,412)
3 Month Eurodollar 207 6/2023 USD 51,110,888 (246,846)
3 Month Eurodollar 1,216 12/2023 USD 299,500,800 (1,062,066)
(2,990,078)
Short Contracts
3 Month Eurodollar (783) 12/2021 USD (195,348,713) (38,068)
EURO STOXX 50 Index (7) 12/2021 EUR (342,858) (6,602)
Russell 2000 Micro E-Mini Index (6) 12/2021 USD (68,859) (2,214)
S&P 500 E-Mini Index (132) 12/2021 USD (3,034,020) (100,515)
U.S. Treasury 2 Year Note (918) 12/2021 USD (201,271,500) 852,849
U.S. Treasury 5 Year Note (2,152) 12/2021 USD (262,006,000) 3,660,895
U.S. Treasury 5 Year Note (46) 12/2021 USD (5,600,500) 74,704
U.S. Treasury 10 Year Ultra Note (74) 12/2021 USD (10,732,313) 243,841
U.S. Treasury Long Bond (948) 12/2021 USD (152,479,875) 1,285,369
5,970,259
2,980,181
As of October 31, 2021, the Fund had $7,502,703 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
JPY Japanese yen
USD United States dollar

92 - Statement of Investments - October 31, 2021 - Nationwide Multi-Cap Portfolio
Written Call Options Contracts as of October 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
Mid-Curve 2-Year Eurodollar Exchange Traded 89 USD 22,250,000 USD 99.00 11/12/2021 (556)
U.S. Treasury 10 Year Note Exchange Traded 38 USD 3,800,000 USD 131.00 11/26/2021 (20,187)
U.S. Treasury 10 Year Note Exchange Traded 39 USD 3,900,000 USD 131.50 11/26/2021 (12,797)
U.S. Treasury 30 Year Bond Exchange Traded 51 USD 5,100,000 USD 161.00 11/26/2021 (78,891)
U.S. Treasury 30 Year Bond Exchange Traded 27 USD 2,700,000 USD 161.50 11/26/2021 (35,438)
U.S. Treasury 5 Year Note Exchange Traded 61 USD 6,100,000 USD 122.00 11/26/2021 (19,062)
U.S. Treasury 5 Year Note Exchange Traded 102 USD 10,200,000 USD 122.25 11/26/2021 (21,516)
(188,447)
Written Put Options Contracts as of October 31, 2021 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
Mid-Curve 2-Year Eurodollar Exchange Traded 89 USD 22,250,000 USD 99.00 11/12/2021 (106,800)
SPDR S&P 500 ETF Trust
Goldman Sachs &
Co. 177 USD 7,292,400 USD 412.00 12/17/2021 (33,446)
(140,246)
Total Written Options Contracts (Premiums Received ($372,467)) (328,693)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

94 - Statements of Assets and Liabilities - October 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Assets:
Investment securities, at value
*
$ 421,155,611 $ 2,387,210,847
Cash 30,089,936 79,325,267
Cash pledged for swap contracts 529,645 10,579,245
Deposits with broker for futures contracts 2,084,006 6,567,094
Foreign currencies, at value 808,485 580,971
Interest receivable 2,218,917 5,240,531
Security lending income receivable — 4,791
Receivable for investments sold 14,510,115 17,078,972
Receivable for capital shares issued 102,751 554,714
Reclaims receivable — 5,265
Swap contracts, at value (Note 2) 271,635 49,804,184
Receivable for variation margin on futures contracts 306,461 —
Unrealized appreciation on forward foreign currency contracts (Note 2) 1,229 308,082
Prepaid expenses — 7,304
Total Assets 472,078,791 2,557,267,267
Liabilities:
Payable for investments purchased 66,791,579 58,341,922
Payable for capital shares redeemed 31,069 222,979
Payable for variation margin on futures contracts — 447,883
Payable for variation margin on centrally cleared swap contracts 58,514 763,047
Cash collateral pledged by counterparty for swap contracts 210,000 30,470,000
Written options, at value (Note 2) — 328,693
Swap contracts, at value (Note 2) — 737,847
Unrealized depreciation on forward foreign currency contracts (Note 2) 6,848 85,076
Payable upon return of securities loaned (Note 2) — 6,811,923
Accrued expenses and other payables:
Investment advisory fees 91,524 423,467
Fund administration fees 8,520 49,662
Accounting and transfer agent fees 175 8,771
Trustee fees 1,397 8,087
Custodian fees 4,663 69,277
Compliance program costs (Note 3) 105 621
Offering costs 19,708 —
Professional fees 35,080 54,600
Printing fees 11,544 40,635
Other 2,480 39,261
Total Liabilities 67,273,206 98,903,751
Net Assets $ 404,805,585 $ 2,458,363,516
* Includes value of securities on loan (Note 2) — 6,649,560
Cost of investment securities 420,533,124 1,879,180,085
Cost of foreign currencies 814,352 594,496
Premiums of written options — (372,467)
Represented by:
Capital $ 400,265,023 $ 1,519,108,573
Total distributable earnings (loss) 4,540,562 939,254,943
Net Assets $ 404,805,585 $ 2,458,363,516

1940 Act Funds - October 31, 2021 - Statements of Assets and Liabilities - 95
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Nationwide Multi-
Cap Portfolio
Net Assets:
Class R6 Shares $ 404,805,585 $ 2,458,363,516
Total $ 404,805,585 $ 2,458,363,516
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 40,061,210 170,157,632
Total 40,061,210 170,157,632
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 10.10 $ 14.45
Amounts designated as "—" are zero or have been rounded to zero.

96 - Statements of Operations - For the Year Ended October 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Bond
Portfolio(a)
Nationwide
Multi-Cap
Portfolio
INVESTMENT INCOME:
Interest income $ 4,182,291 $ 18,365,965
Dividend income — 18,427,404
Income from securities lending (Note 2) — 93,859
Foreign tax withholding — (6,316)
Total Income 4,182,291 36,880,912
EXPENSES:
Investment advisory fees 700,145 5,525,869
Fund administration fees 130,769 785,936
Professional fees 39,608 153,608
Printing fees 12,124 44,558
Trustee fees 7,010 73,789
Custodian fees 12,230 112,162
Offering costs^ 31,884 —
Accounting and transfer agent fees 3,593 59,429
Compliance program costs (Note 3) 857 8,977
Other 4,136 65,317
Total expenses before fees waived 942,356 6,829,645
Investment advisory fees waived (Note 3) — (247,973)
Investment advisory fees voluntarily waived (Note 3) — (169,866)
Total Expenses 942,356 6,411,806
NET INVESTMENT INCOME 3,239,935 30,469,106
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 2,762,132 188,166,535
Expiration or closing of futures contracts (Note 2) (1,508,150) 15,494,475
Settlement of forward foreign currency contracts (Note 2) (2,945) (49,966)
Foreign currency transactions (Note 2) (57,243) 46,808
Expiration or closing of written options contracts (Note 2) — 3,321,880
Expiration or closing of swap contracts (Note 2) 143,891 308,074,099
Net realized gains (losses) 1,337,685 515,053,831
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 622,487 260,634,794
Futures contracts (Note 2) (642,441) (501,997)
Forward foreign currency contracts (Note 2) (5,619) 174,504
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8,939 14,766
Written options contracts (Note 2) — 47,088
Swap contracts (Note 2) (52,308) 98,431,409
Net change in unrealized appreciation/depreciation (68,942) 358,800,564
Net realized/unrealized gains (losses) 1,268,743 873,854,395
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 4,508,678 $ 904,323,501
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 15, 2021 (commencement of operations) through October 31, 2021.
^ Amounts are amortized over 12-month period.

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2021 - 1940 Act Funds
Nationwide Bond Portfolio
Period Ended
October 31, 2021(a)
OPERATIONS:
Net investment income $ 3,239,935
Net realized gains 1,337,685
Net change in unrealized appreciation/depreciation (68,942)
Change in net assets resulting from operations 4,508,678
Distributions to Shareholders From:
Distributable earnings:
Class R6 —
Return of capital:
Class R6 —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 400,296,907
Change in net assets 404,805,585
Net Assets:
Beginning of period —
End of period $ 404,805,585
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 484,130,076
Dividends reinvested —
Cost of shares redeemed (83,833,169)
Total Class R6 Shares 400,296,907
Change in net assets from capital transactions $ 400,296,907
SHARE TRANSACTIONS:
Class R6 Shares
Issued 48,322,433
Reinvested —
Redeemed (8,261,223)
Total Class R6 Shares 40,061,210
Total change in shares 40,061,210
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 15, 2021 (com mencement of operations) through October 31, 2021.

1940 Act Funds - October 31, 2021 - Statements of Changes in Net Assets - 99
Nationwide Multi-Cap Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 30,469,106 $ 42,139,030
515,053,831 116,354,420
358,800,564 (12,998,936)
904,323,501 145,494,514
(119,497,210) (285,787,514)
— (42,680,586)
(119,497,210) (328,468,100)
(482,612,424) (155,959,111)
302,213,867 (338,932,697)
2,156,149,649 2,495,082,346
$ 2,458,363,516 $ 2,156,149,649
$ 134,178,074 $ 217,795,690
119,497,210 328,468,100
(736,287,708) (702,222,901)
(482,612,424) (155,959,111)
$ (482,612,424) $ (155,959,111)
10,674,689 24,538,657
10,301,484 29,915,113
(56,728,248) (63,530,243)
(35,752,075) (9,076,473)
(35,752,075) (9,076,473)

100 - Financial Highlights - October 31, 2021 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(c)
Portfolio
Turnover(b)
Nationwide Bond Portfolio
Class R6 Shares
Period Ended Oc tober 31,
2021(d) $ 10.00 0.08 0.02 0.10 — — — $ 10.10 1.00% $ 404,805,585 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year, with the exception of offering costs, as applicable.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - October 31, 2021 - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Nationwide Multi-Cap
Portfolio
Class R6 Shares
Year Ended October 31, 2021 $ 10.47 0.16 4.42 4.58 (0.60) — — (0.60) $ 14.45 45.09%(e) $ 2,458,363,516 0.26% 1.22% 0.27% 64.43%
Year Ended October 31, 2020 $ 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) $ 10.47 4.27% $ 2,156,149,649 0.27% 1.86% 0.27% 84.60%
Period Ended October 31,
2019(f) $ 10.00 0.21 1.49 1.70 (0.09) — — (0.09) $ 11.61 17.11% $ 2,495,082,346 0.28% 2.14% 0.28% 74.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6, 2018 through October 31, 2019.

102 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the two (2) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Multi-Cap Portfolio ("Multi-Cap Portfolio”)
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
Bond Portfolio commenced operations on March 15, 2021.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 103
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,215,711 $ – $ 1,215,711
Commercial Mortgage-Backed Securities – 9,808,577 – 9,808,577
Corporate Bonds – 180,162,064 – 180,162,064

104 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Foreign Government Securities $ – $ 3,942,959 $ – $ 3,942,959
Forward Foreign Currency Contracts – 1,229 – 1,229
Futures Contracts 1,576,544 – – 1,576,544
Interest Rate Swaps* – 791,372 – 791,372
Mortgage-Backed Securities – 110,793,130 – 110,793,130
Municipal Bonds – 1,306,785 – 1,306,785
Supranational – 4,105,230 – 4,105,230
U.S. Treasury Obligations – 109,821,155 – 109,821,155
Total Assets $ 1,576,544 $ 421,948,212 $ – $ 423,524,756
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (6,848) $ – $ (6,848)
Futures Contracts (2,218,985) – – (2,218,985)
Interest Rate Swaps* – (843,680) – (843,680)
Total Liabilities $ (2,218,985) $ (850,528) $ – $ (3,069,513)
Total $ (642,441) $ 421,097,684 $ – $ 420,455,243
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 163,273,261 $ – $ 163,273,261
Collateralized Mortgage Obligations – 56,421,220 – 56,421,220
Commercial Mortgage-Backed Securities – 83,096,513 – 83,096,513
  Common Stocks
Aerospace & Defense 16,765,464 – – 16,765,464
Air Freight & Logistics 7,047,788 – – 7,047,788
Airlines 3,238,427 – – 3,238,427
Auto Components 2,979,229 – – 2,979,229
Automobiles 28,664,614 – – 28,664,614
Banks 57,520,286 – – 57,520,286
Beverages 15,545,288 – – 15,545,288
Biotechnology 31,095,879 122,099 – 31,217,978
Building Products 8,195,155 – – 8,195,155
Capital Markets 40,591,673 – – 40,591,673
Chemicals 17,226,833 – – 17,226,833
Commercial Services & Supplies 6,751,526 – – 6,751,526
Communications Equipment 9,967,764 – – 9,967,764
Construction & Engineering 2,265,596 – – 2,265,596
Construction Materials 1,647,240 – – 1,647,240
Consumer Finance 8,783,665 – – 8,783,665
Containers & Packaging 4,800,825 18,364 – 4,819,189
Distributors 1,463,308 – – 1,463,308
Diversified Consumer Services 1,956,582 – – 1,956,582
Diversified Financial Services 14,862,623 – – 14,862,623
Diversified Telecommunication Services 11,727,781 – – 11,727,781
Electric Utilities 17,998,105 – – 17,998,105
Electrical Equipment 9,335,468 – – 9,335,468
Electronic Equipment, Instruments &
Components 8,991,532 – – 8,991,532
Energy Equipment & Services 3,161,824 – – 3,161,824
Entertainment 26,360,337 – – 26,360,337
Equity Real Estate Investment Trusts
(REITs) 41,319,282 – – 41,319,282
Food & Staples Retailing 15,693,415 – – 15,693,415
Food Products 11,356,500 – – 11,356,500
Gas Utilities 1,459,602 – – 1,459,602
Health Care Equipment & Supplies 43,521,927 12,527 – 43,534,454
Health Care Providers & Services 31,624,406 – – 31,624,406
Health Care Technology 3,878,947 – – 3,878,947
Hotels, Restaurants & Leisure 28,416,502 – – 28,416,502
Household Durables 6,040,265 – – 6,040,265

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 105
Level 1 Level 2 Level 3 Total
Assets:
Household Products $ 13,830,487 $ – $ – $ 13,830,487
Independent Power and Renewable
Electricity Producers 1,468,488 – – 1,468,488
Industrial Conglomerates 11,406,830 – – 11,406,830
Insurance 26,008,358 – – 26,008,358
Interactive Media & Services 72,372,789 – – 72,372,789
Internet & Direct Marketing Retail 43,408,849 – – 43,408,849
IT Services 60,669,806 – – 60,669,806
Leisure Products 2,212,254 – – 2,212,254
Life Sciences Tools & Services 18,137,365 – – 18,137,365
Machinery 22,520,340 – – 22,520,340
Marine 206,659 – – 206,659
Media 14,114,941 – – 14,114,941
Metals & Mining 6,055,437 – – 6,055,437
Mortgage Real Estate Investment Trusts
(REITs) 1,981,729 – – 1,981,729
Multiline Retail 6,427,343 – – 6,427,343
Multi-Utilities 7,891,796 – – 7,891,796
Oil, Gas & Consumable Fuels 32,827,362 – – 32,827,362
Paper & Forest Products 382,214 – – 382,214
Personal Products 2,834,799 – – 2,834,799
Pharmaceuticals 39,903,105 – – 39,903,105
Professional Services 8,845,307 – – 8,845,307
Real Estate Management & Development 2,225,847 – – 2,225,847
Road & Rail 14,622,316 – – 14,622,316
Semiconductors & Semiconductor
Equipment 65,568,202 – – 65,568,202
Software 133,830,544 – – 133,830,544
Specialty Retail 29,679,044 – – 29,679,044
Technology Hardware, Storage &
Peripherals 67,616,354 – – 67,616,354
Textiles, Apparel & Luxury Goods 10,099,528 – – 10,099,528
Thrifts & Mortgage Finance 1,719,882 – – 1,719,882
Tobacco 6,398,231 – – 6,398,231
Trading Companies & Distributors 4,235,460 – – 4,235,460
Transportation Infrastructure 572 – – 572
Water Utilities 1,684,291 – – 1,684,291
Wireless Telecommunication Services 2,083,878 – – 2,083,878
Total Common Stocks $ 1,275,526,065 $ 152,990 $ – $ 1,275,679,055
Convertible Bond – 484,800 – 484,800
Corporate Bonds – 489,271,796 – 489,271,796
Credit Default Swaps* – 14,561 – 14,561
Exchange Traded Funds 16,368,900 – – 16,368,900
Foreign Government Securities – 35,678,054 – 35,678,054
Forward Foreign Currency Contracts – 308,082 – 308,082
Futures Contracts 6,927,451 – – 6,927,451
Interest Rate Swaps* – 2,367,489 – 2,367,489
Mortgage-Backed Securities – 47,933,797 – 47,933,797
Purchased Option – 63,954 – 63,954
Rights   – 2,694 – 2,694
Short-Term Investments   6,811,923 90,319,975 – 97,131,898
Total Return Swaps* – 49,804,184 – 49,804,184
U.S. Government Agency Security – 2,647,470 – 2,647,470
U.S. Treasury Obligations – 119,157,435 – 119,157,435
Total Assets $ 1,305,634,339 $ 1,140,998,275 $ – $ 2,446,632,614
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (85,076) $ – $ (85,076)
Futures Contracts (3,947,270) – – (3,947,270)
Interest Rate Swaps* – (2,960,507) – (2,960,507)
Total Return Swaps* – (737,847) – (737,847)

106 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
Level 1 Level 2 Level 3 Total
Liabilities:
Written Options $ (295,247) $ (33,446) $ – $ (328,693)
Total Liabilities $ (4,242,517) $ (3,816,876) $ – $ (8,059,393)
Total $ 1,301,391,822 $ 1,137,181,399 $ – $ 2,438,573,221
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the year ended October 31, 2021, Multi-Cap Portfolio held five rights investments that were categorized as Level 3 investments which were each valued at $0.
Multi-Cap Portfolio
Rights Total
Balance as of 10/31/2020 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
1,287 1,287
Sales — —
Change in Unrealized Appreciation/Depreciation (1,287) (1,287)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2021 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2021 ** $ (1,287) $(1,287)
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 107
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.

108 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swaptions .  Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call
swaptions to gain exposure to and/or hedge against changes
in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An
option on a swap agreement, or a “swaption,” is a contract
that gives a counterparty the right (but not the obligation)
to enter into a new swap agreement or to shorten, extend,
cancel or otherwise modify an existing swap agreement, at
some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may
write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-
based basis, depending on whether the Fund is hedging its
assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use
of standard options on securities or other instruments. The
Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect
against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a
Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.
When a Fund purchases a swaption, it risks losing only the
amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a
swaption, upon exercise of the option the Fund will become
obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in
unrealized appreciation/depreciation in the value of option
contracts written”, as applicable.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund
and a counterparty or traded through a futures commission
merchant and cleared through a clearinghouse that serves as
a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 109
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into
total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly
in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted
out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at
the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets.
Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the

110 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to
the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable,
to meet each Fund's stated investment strategies as shown
in the Fund's Prospectus. Interest rate swap contracts are
swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For
example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The
Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose
any amount it expected to receive from the counterparty,
potentially including amounts in excess of a Fund’s initial
investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service.
Interest rate swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 111
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2021:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(a)
Interest rate risk Swap contracts, at value $ 271,635
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 519,737
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 1,229
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 1,576,544
Total $ 2,369,145
Liabilities:
Swap Contracts(a)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (843,680)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (6,848)
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (2,218,985)
Total $ (3,069,513)

112 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2021
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 63,954
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts 14,561
Equity risk Swap contracts, at value 49,804,184
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 2,367,489
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 308,082
Futures Contracts(b)
Equity risk
Receivable/payable for variation margin on futures
contracts 798,759
Interest rate risk
Receivable/payable for variation margin on futures
contracts 6,128,692
Total $ 59,485,721
Liabilities:
Written Options
Equity risk Written options, at value $ (33,446)
Interest rate risk Written options, at value (295,247)
Swap Contracts(a)
Equity risk Swap contracts, at value (737,847)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (2,960,507)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (85,076)
Futures Contracts(b)
Equity risk
Receivable/payable for variation margin on futures
contracts (241,056)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (3,706,214)
Total $ (8,059,393)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.
Bond Portfolio
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ 143,891
Forward Foreign Currency Contracts
Currency risk (2,945)
Futures Contracts
Interest rate risk (1,508,150)
Total $ (1,367,204)

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 113
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2021
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (375,408)
Interest rate risk (405,694)
Written Options
Equity risk 209,202
Interest rate risk 3,112,678
Swap Contracts
Credit risk 2,882,645
Equity risk 304,368,603
Interest rate risk 822,851
Forward Foreign Currency Contracts
Currency risk (49,966)
Futures Contracts
Equity risk 4,704,316
Interest rate risk 10,790,159
Total $ 326,059,386
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ (52,308)
Forward Foreign Currency Contracts
Currency risk (5,619)
Futures Contracts
Interest rate risk (642,441)
Total $ (700,368)
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ (202,151)
Written Options
Equity risk 139,745
Interest rate risk (92,657)
Swap Contracts
Credit risk 76,263
Equity risk 99,954,589
Interest rate risk (1,599,443)
Forward Foreign Currency Contracts
Currency risk 174,504
Futures Contracts
Equity risk 903,380
Interest rate risk (1,405,377)
Total $ 97,948,853
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

114 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2021, certain Funds may have entered into
futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options and written options contracts. The futures contract agreement, centrally cleared swaps agreements, purchased options
agreements and written options contracts agreements do not
provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
Bond Portfolio
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 15,199,867
Average Notional Balance—Pays Float Rate $ 14,059,700
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 776 , 923
Over The Counter Variable Rate Swaps:
Average Notional Balance — Receives Fixed Rate $ 1,537,724
Average Notional Balance — Pays Fixed Rate $ 3,436,964
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold $ 107,385
Futures Contracts:
Average Notional Balance Long $ 73,448,379
Average Notional Balance Short $ 60,897,464
Multi-Cap Portfolio
Options:
Average Value Purchased $ 68,462
Average Value Written $ 222 ,4 19
Average Number of Purchased Option Contracts 3,856,04 2
Average Number of Written Option Contracts 5 , 110,634
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Sell Protection $ 53,698,923
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 1 ,491,538
Average Notional Balance—Pays Float Rate $ 1 ,491,538
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 127,185,538
Average Notional Balance—Pays Float Rate $ 97,690,891
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 1,187,753,209
Average Notional Balance — Pays Float Rate $ 24,562,322
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 22,643,218
Average Settlement Value Sold $ 1,218,859
Futures Contracts:
Average Notional Balance Long $ 348,109,207
Average Notional Balance Short $ 896,976,070

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 115
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31,
2021:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Bank of America NA Swap Contracts $ 65,723 $ — $ (30,000) $ 3 5,723
BNP Paribas Swap Contracts 4,511 — — 4,511
Citibank NA Swap Contracts 198,517 — (180,000) 1 8,517
Goldman Sachs International
Forward Foreign
Currency Contracts 1,229 — — 1,229
JPMorgan Chase Bank NA Swap Contracts 2,884 — — 2,884
Total $ 272,864 $ – $ (210,000) $ 6 2,864
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ (6,848) $ — $ — $ (6,848)
Total $ (6,848) $ — $ — $ (6,848)
Amounts designated as “—” are zero.
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received*
Net Amount
of Asset
Derivative
Bank of America NA
Forward Foreign
Currency Contracts $ 49,457 $ — $ — $ 49,457
Bank of America NA Swap Contracts 24,769,278 — (7,140,000) 17 , 62 9,278
Total Bank of
America NA 24,818,735 – (7,140,000) 17,678,735
Citibank NA
Forward Foreign
Currency Contracts 72,644 (72,644) — —
Citigroup Global Markets Ltd. Swap Contracts 24,284,165 — (23,240,000) 1 , 04 4,165
Goldman Sachs Bank USA
Forward Foreign
Currency Contracts 185,981 — — 185,981
JPMorgan Chase Bank NA Swap Contracts 247,21 5 ( 24 7,21 5 ) — —
Morgan Stanley Capital
Services, Inc. Swap Contracts 50 3 , 526 (452,83 2 ) (40,000) 1 0 , 694
Total $ 50,11 2 , 266 $ (7 7 2,691) $ (30,4 2 0,000) $ 18 , 9 19 , 575
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $50,000.

116 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged*
Net Amount of
Liability
Derivative
Citibank NA
Forward Foreign
Currency Contracts $ (85,076) $ 72,644 $ — $ (12,432)
JPMorgan Chase Bank NA Swap Contracts (285,01 5 ) 24 7,21 5 — ( 3 7, 800 )
Morgan Stanley Capital
Services, Inc.
Swap Contracts
(452,83 2 ) 452,83 2 — —
Total $ (8 2 2, 923 ) $ 7 7 2,691 $ — $ (5 0 , 23 2 )
Amounts designated as “—” are zero.
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $10,000.

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 117
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi-Cap Portfolio $ 6,811,923

118 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to foreign currency gain/loss, paydown reclass, amortization, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily
be attributable to mark-to-market adjustments on futures,
outstanding straddle loss deferrals, outstanding wash sale
loss deferrals, amortization, and treatment of notional principal contracts. These reclassifications have no effect upon the
NAV of the Fund. Any distribution in excess of current and
accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Portfolio $ (31,884) $ 31,884
Multi-Cap Portfolio (654,857) 654,857

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 119
unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2021, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
Effective February 16, 2021, the Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the year ended October 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the period November 1, 2020 through February 15, 2021,
due to a reduction in the subadvisory fees payable by NFA,
NFA had agreed to waive 0.017% of its investment advisory
fees of Multi-Cap Portfolio. During the year ended October
31, 2021, the waiver of such investment advisory fees by NFA amounted to $169,866, for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Portfolio BlackRock Investment Management, LLC ("BlackRock")
Multi-Cap Portfolio BlackRock
Janus Capital Management LLC(a)
Western Asset Management Company, LLC
(a) Effective February 19, 2021, Janus Capital Management LLC was appointed as the subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
Multi-Cap Portfolio Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
Fund
Advisory Fee Waiver
(annual rate)
Multi-Cap Portfolio 0.0 14%
Fund Amount
Multi-Cap Portfolio $ 247,973

120 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
For the year ended October 31, 2021, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned an aggregate of $916,705 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $9,834.
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee Waivers
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Bond Portfolio 0.27% N/A 0.27%
Multi-Cap Portfolio 0.22 0.21% 0.21
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
Multi-Cap Portfolio 100.00

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 121
fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
Fund Purchases
*
Sales
*
Bond Portfolio $ 1,036,417,823 $ 616,438,880
Multi-Cap Portfolio 1,488,287,259 1,823,597,221
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $191,447,083 $84,524,868
Multi-Cap Portfolio 241,967,046 225,362,989

122 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“Ginnie Maes”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 123
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Portfolio 47.11% 3(a)
Multi-Cap Portfolio 67.98 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

124 - Notes to Financial Statements - October 31, 2021 - 1940 Act Funds
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi-Cap Portfolio $ 119,497,210 $ – $ 119,497,210 $ – $ 119,497,210
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi-Cap Portfolio $ 280,855,818 $ 4,931,696 $ 285,787,514 $ 42,680,586 $ 328,468,100
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Portfolio $ 6,431,869 $ 515,807 $ 6,947,676 $ – $ – $ (2,407,114) $ 4,540,562
Multi-Cap Portfolio 292,091,135 156,481,854 448,572,989 – – 490,681,954 939,254,943
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 422,069,873 $ 4,795,039 $ (6,414,389) $ (1,619,350)
Multi-Cap Portfolio 1,946,782,485 532,579,724 (39,832,452) 492,747,272
Fund Utilized
Multi-Cap Portfolio $78,017,068

1940 Act Funds - October 31, 2021 - Notes to Financial Statements - 125
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
On September 21, 2021, the Board of Trustees approved the
appointment of Goldman Sachs Asset Management, L.P. to
subadvise a portion of the holdings of the Nationwide Multi-Cap
Portfolio. The change became effective on November 8, 2021.
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

126 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - 1940 Act Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Portfolio and Nationwide
Multi-Cap Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds indicated in the table below (two of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2021, the related statements of operations, statement of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Bond Portfolio (1) Nationwide Multi-Cap Portfolio (2)
(1) Statements of operations and changes in net assets for the period March 15, 2021 (commencement of operations) through
October 31, 2021.
(2) Statement of operations for the year ended October 31, 2021 and statements of changes in net assets for the years ended
October 31, 2021 and 2020.

1940 Act Funds - October 31, 2021 (Unaudited) - Supplemental Information - 127
Nationwide Multi-Cap Portfolio
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the September 20-22 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, on behalf of the Nationwide Multi-Cap
Portfolio (the “Fund”), the appointment of Goldman Sachs
Asset Management LP (“GSAM”) as sub-adviser to a portion
of the Fund pursuant to a new sub-advisory agreement (the
“Sub-advisory Agreement”) between GSAM and Nationwide
Fund Advisors (“NFA”). The Board was provided with detailed
materials relating to GSAM in advance of the meeting. The
Independent Trustees met in executive session with their
independent legal counsel prior to the meeting to discuss
information relating to the Sub-advisory Agreement.
In making their determinations, the Board took into account
information provided to them as to the services to be provided by GSAM under the Sub-advisory Agreement, including
information relating to the investment strategies and processes that GSAM would utilize in managing a sleeve of the Fund,
and the compatibility of those strategies and processes with those of the Fund’s three existing sub-advisers. The Board also considered the experience of the GSAM investment personnel
who would be managing the sleeve. The Board considered
information concerning the past performance record of GSAM
in managing an investment strategy that is similar to the
strategy to be used for this sleeve of the Fund. The Board also considered the amount of the Fund’s assets NFA intended to
allocate initially for management by GSAM.
The Board considered the sub-advisory fee rate that NFA
would pay to GSAM with respect to the Fund, and information
relating to the effect of adding GSAM as a sub-adviser to the
Fund on the overall amount of sub-advisory fees payable by
NFA. The Board considered that NFA would retain the amount
of any savings due to the proposed allocation of assets to
management by NFA.
The Board also considered that the non-compensatory terms
of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding
GSAM’s expected profitability as a result of the Sub-advisory
Agreement. The Board considered information regarding the
recent profitability of the Fund to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among themselves, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Bond Portfolio – %
Multi-Cap Portfolio 3.94
Amounts designated as "−" are zero or have be en rounded to zero.

1940 Act Funds - October 31, 2021 - Management Information - 129
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

130 - Management Information - October 31, 2021 - 1940 Act Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - October 31, 2021 - Management Information - 131
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

132 - Market Index Definitions - October 31, 2021 - 1940 Act Funds
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

1940 Act Funds - October 31, 2021 - Market Index Definitions - 133
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

134 - Market Index Definitions - October 31, 2021 - 1940 Act Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

1940 Act Funds - October 31, 2021 - Market Index Definitions - 135
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

136 - Market Index Definitions - October 31, 2021 - 1940 Act Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

138 - Glossary - October 31, 2021 - 1940 Act Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

1940 Act Funds - October 31, 2021 - Glossary - 139
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

140 - Glossary - October 31, 2021 - 1940 Act Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-40 (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead, Nationwide Mutual Funds posts
the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
dealer or bank) or, if you are a direct investor, by calling Shareholder Services at 800-848-
0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, please contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, please call Shareholder Services at 800-848-0920 to register your preference, and tell them that you wish to continue receiving paper copies of your reports. Your election to receive paper reports applies to all Funds held in your account.

Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling
800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 33
Statements of Investments 36
Statements of Assets and Liabilities 124
Statements of Operations 128
Statements of Changes in Net Assets 130
Financial Highlights 138
Notes to Financial Statements 144
Report of Independent Registered Public Accounting Firm 167
Supplemental Information 168
Management Information 169
Market Index Definitions 172
Glossary 178

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide Bond Index Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
Bond Index Class A Fund returned -1.10% versus -0.48% for
its benchmark, the Bloomberg US Aggregate Bond Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core Bond (consisting
of 430 investments as of October 31, 2021), was 0.20% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Financial markets ended 2020 with a strong month of
performance in riskier assets, capping off a remarkable
turnaround from the second quarter of 2020. The rollout of
COVID-19 vaccines across developed economies in the U.S.
and Europe was the principal driver of positive sentiment,
coupled also with additional fiscal stimulus from the U.S. and the conclusion of a Brexit deal in the UK. In the U.S., Congress agreed on a $900 billion pandemic relief package bringing the current total fiscal package to a combined $2.3 trillion when also including the existing $1.4 trillion government spending bill. The Federal Reserve (Fed) as expected maintained
interest rates in November at 0.25%. All twelve Board members maintained their position that the developing COVID-19 virus had led to economic uncertainty, and that continued support is necessary to promote economic recovery and foster progress
toward stable inflation. Investment Grade Credit spreads ended the year just +2 basis points (“bps”) wide from the start of 2020.
Issuer level dispersion came back in full force in 2020, resulting in a wide-spread market sell-off and a subsequent rebound in risk assets. Following a period of de-risking ahead of the U.S.
Presidential election, investors repositioned into risky assets with key drivers being clarity around the election outcome
and the positive results of the coronavirus vaccine trials. This exuberance continued in December despite increasing case
counts, hospital bed shortages and more economic lockdowns
associated with the pandemic. The S&P 500
®
closed the year
at a record high level while the 10-year Treasury yield backed up 9 bps to 0.93%. After much anticipation, Congress passed a combined year-end spending bill and stimulus package of 2.3
trillion dollars. The legislation provides federal funding for the rest of the fiscal year, supplemental unemployment benefits and
$600 stimulus checks for many Americans. This bill represents the second largest economic rescue package in American
history. In the primary markets, December saw $39.6 billion of issuance bringing the total 2020 issuance to $1.7 trillion, setting a record, and far surpassing last year’s new issue activity.
The Bloomberg U.S. Aggregate Bond Index posted a return
of -3.37% during the first quarter of 2021. In March 2021, risk assets (notably equities) continued to be volatile as the U.S.
market embraced the reflationary narrative and expectations for stronger growth later in the year. The vaccine rollout increased its pace, and the latest returns pointed to a robust consumer backdrop. The passing of the $1.9 trillion fiscal stimulus
package, with the potential for more infrastructure stimulus, sparked inflation expectations to move higher. However,
optimism around global reopening hit a snag in the second
half of the month as the uptick in cases in Europe prompted
multiple European countries to reinstate lockdown measures.
The increase in interest rates dragged on the performance of duration-sensitive assets*, but credit sectors were robust, with spreads tightening in both investment grade and high yield
credits. On the data side, the recovery in the labor market
continued to be sluggish. Initial jobless and continuing claims trended lower over the month, with the February unemployment rate clocking in at 6.2%. February headline and core Consumer
Price Index (“CPI”) increased ~0.35% month-over-month
(“MoM”) and ~0.10% MoM, respectively. Both came slightly
below consensus, with stronger gains in rents and Owners'
Equivalent Rent (“OER”) supporting the core returns. The
March Conference Board's consumer confidence index† came
in well above expectations to its strongest reading since March
2020, at 109.7 points vs. consensus 96.9 points. The February
Produce Price Index (“PPI”) came back at ~0.5% MoM.
The Federal Reserve (“Fed”) reaffirmed its dovish stance
in March 2021 amidst the rates sell-off. Chairman Powell
reasserted the Fed is expecting a "neither particularly large nor persistent" increase in inflation in 2021. Chair Powell, Vice
Chair Clarida, and Governor Lael Brainard have all stated
that transitory influences like base effects**, commodity price increases, and other price level shifts, are not the same as persistent, ongoing price increases that sustain inflation.
At the Chair’s press conference, Chair Powell made it clear
that before any increase in the federal funds rate, the broad-
based and inclusive maximum employment rate needs to be
met, and inflation needs to be above 2% with an expectation to stay above 2% for some time. Regarding the asset purchase
program, Chair Powell said it was still too soon to talk about tapering, as the labor market still has room to recover with 9.5 million fewer people employed than prior to the pandemic, but that he will signal notification well in advance of reaching that point. The additional monetary stimulus followed by Powell’s comments drove inflation break-evens wider and fuelled the
continued rise in yields, with the 10-year Treasury yield briefly hitting 1.75% - a level not seen since early last year. Within investment grade credit, primary market issuance exceeded
expectations, which caused spreads to widen early in the
month before declining back to February levels. By month end, over $200 billion of new paper came to the market, making
March the fourth busiest supply month on record. From a
macroeconomic perspective, the improving environment
appears to be supporting corporate fundamentals. Fourth-
quarter earnings beat consensus estimates and according to
Factset, a record number of companies have issued positive
earnings-per-share guidance for the first quarter of 2021. In respect to performance, the best-performing sectors were
wirelines (The use of an Ethernet or other cable to connect
a computer to the Internet or another computer), sovereigns, cable/satellite, telecommunication and midstream (a term used to describe one of the three major stages of oil and gas industry operations.). The worst-performing were apartment REITs,
banking, P&C insurance, metals and mining and brokers/asset
managers.
The Bloomberg U.S. Aggregate Bond Index posted a return
of 1.83% during the second quarter of 2021. Risk assets
performed well over the month of June as COVID-19 continued
to take a backseat as vaccination rates progressed and
reopening continued across much of the developed world.

4 - Fund Commentary - October 31, 2021 - Nationwide Bond Index Fund
Inflation continued to pick up with the CPI reaching 5% in the
May report and Core CPI reaching 3.80% on a year-over-year
basis. These record setting inflation numbers continue to fuel market debate as to whether the uptick in inflation is transitory, as much of the increase can be attributed to supply constraints and reopening sensitive components of CPI. The U.S. 10-
year Treasury opened June at 1.61% and slightly decreased
throughout the month, closing 12 bps lower in yield at 1.49%.
During the Federal Open Market Committee (“FOMC”) meeting
this month, no changes were made to the Federal Funds
rate or asset purchase guidance. The Fed signalled that the
committee expects two interest rate increases in 2023, a shift compared to expectations of zero rate hikes the last time the
Fed released the dot plot.± The announcement precipitated a
strong hawkish reaction from investors, evidenced by the sharp rally in Treasury rates and a rise in the U.S. dollar. Chair Powell said that substantial further progress in unemployment reports and inflation readings remain the threshold for tapering asset purchases and it is “still a way off”, but he dropped the phrase it would be “some time” before that was achieved. A handful of
FOMC participants have also advocated for starting the process with Mortgage-Backed Securities (“MBS”) purchases, as to not exacerbate the hot housing market, while others prefer the
simplicity of tapering both MBS and Treasuries simultaneously.
Treasury curves flattened throughout, as the market brought
forward expectations for hikes and priced in a Fed that
perhaps would tolerate less inflation than expected. The dollar also gained as a result, with the U.S. Dollar Index (“DXY”)
strengthening during the month. The Purchasing Managers'
Index (PMI) hit an all-time high in the second quarter of 2021 during the month of June, while retail sales contracted. Most notably, the headline CPI returned 5%, the highest reading
since 2008, and core CPI registered 3.80%, its highest level in nearly 30 years. Despite these record setting returns,
the market largely shrugged off inflation concerns with 10-
year breakeven rates declining over the period. Away from
economic data, policy announcements dominated the new
cycle. In the corporate world, the Fed announced plans to wind down the secondary market corporate credit facility (“SMCC”).
This news was somewhat unexpected but drew little reaction
from the credit markets which may reflect the relatively small size of the program. In the much-anticipated FOMC meeting,
the committee adjusted median rate hike expectations from
zero to two hikes in 2023, while the probability for a rate hike in
2022 increased. Out of Washington, policy makers agreed on a
$1.2 trillion bipartisan infrastructure package. Importantly, this package is not expected to be funded by personal or corporate tax hikes like many investors feared. Nonetheless, Congress
is crafting another bill aimed at improving social infrastructure which would be paid for by higher taxes. The primary market
saw $142.2 billion in issuance over June which surpassed
street estimates of $105 billion. Although year-to-date gross issuance has nearly reached $1 trillion, as expected net
issuance has been more muted at $345 billion. Amongst rating cohorts, BBB performed the best while AA performed the worst.
The Delta variant, fears of slowing growth, rising interest rates and developments in China all weighed on risk sentiment over
September 2021. Evergrande, one of China’s largest real
estate firms, announced that it could default on its debt. Fears cooled somewhat after the developer stated that a payment
due has been “resolved” by talks and the Peoples Bank of
China injected $13.9 billion into the financial system, showing a commitment to calming markets. The U.S. 10-year Treasury
opened in September at 1.31% and increased throughout the
month, closing 18 bps higher in yield at 1.49% to end the third quarter. In the FOMC meeting in September, the committee
made no changes to the Federal Funds rate. Chair Powell
signaled that tapering could end by mid-2022, adding at the
press conference that the decision to taper asset purchases
could come as soon as the next meeting (November 2021).
He described the committee support for the timing and pace of tapering as very broad. Two dots in the “dot plot” (A dot plot is a method of visually representing expectations for some data series. In finance, the Federal Reserve uses a dot plot to signal its expectations of future interest rate changes) moved higher in 2021, signaling that the committee is now split on whether a hike would be needed next year. The Chair made clear that
the reduction in asset purchases will not be a signal for rate hikes. The conditions for raising rates are more stringent than those for tapering asset purchases. Following the statement
release and press conference, the belly of the curve repriced higher in yield while the long-bond rallied. August retail sales topped expectations, having the largest gain in the previous five months. The August non-farm payroll report surprised to the downside, as the returns came back below the consensus.
This marked the smallest gain since early 2021. The weak
data highlighted the difficulties filling vacant positions and the looming uncertainties around the Delta variant. August
returns and the CPI returns came in below expectations and
were the weakest figures since the first half of 2021. Headline inflation increased 0.3% MoM while core inflation rose 0.1%
MoM. A significant factor for the underwhelming numbers was
the decline in reopening-sensitive categories such as airline fares and hotel rates. Both retracted significantly as concerns around the Delta variant dimmed traveling prospects. Despite considerable volatility and weakness in financial markets, the primary market felt stable with limited signs of weakness. In issuance, the primary market was incredibly active with a new record being set for the most deals in one day (21 versus the previous record of 18). Overall supply came in at $184.3 billion which was higher than expectations, but it was well tolerated by the market. From a sub-sector perspective, the best-performing sectors within the Bloomberg U.S. Credit Index were oil field services, refining, airlines, independent energy, and railroads.
The worst-performing were sovereigns, gaming, metals and
mining, transportation services and cable satellite issuers.
U.S. bonds, as represented by the Bloomberg U.S. Aggregate
Bond Index, decreased approximately 0.48% for the reporting
period. From a sector perspective, Energy was very additive
to performance over the period, as were Consumer Non-
Cyclicals, Communications, and Capital Goods. Treasuries
and Mortgages detracted over the period. Security sampling in the Mortgages and Technology sectors contributed positively
while sampling in the Other Industrials, Commercial Mortgage
Backed Securities, and Utilities sectors detracted.
The Fund did not use derivatives for the reporting period.

Nationwide Bond Index Fund - October 31, 2021 - Fund Commentary - 5
The Fund did not experience any liquidity issues that had a
material impact on performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jay Mauro and Karen Uyehara
*Duration measures a bond's or fixed income portfolio's price sensitivity to interest rate changes.
**Within the context of inflation, base effects refer to the impact of comparing current price levels in a given month against price levels in the same month a year ago
±A dot plot is a method of visually representing expectations for some data series. In finance, the Federal Reserve uses a dot plot to signal its expectations of future interest rate changes.
†This consumer confidence indicator provides an indication
of future developments of households’ consumption and
saving, based upon answers regarding their expected financial situation, their sentiment about the general economic situation, unemployment, and capability of savings. The index is listed here: https://data.oecd.org/leadind/consumer-confidence-
index-cci.htm
‡The ISM Manufacturing Index is a widely-anticipated indicator of recent U.S. economic activity and is released on the first business day of each month. A number above 50 indicates a
growing manufacturing sector.
FactSet Research Systems, or FactSet, is a company that
provides computer-based financial data and analysis for
financial professionals
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

6 - Fund Commentary - October 31, 2021 - Nationwide Bond Index Fund
Asset Allocation
1
U.S. Treasury Obligations 37.5%
Mortgage-Backed Securities 27.3%
Corporate Bonds 26.3%
Commercial Mortgage-Backed Securities 2.1%
Foreign Government Securities 1.8%
U.S. Government Agency Securities 1.5%
Supranational 1.4%
Municipal Bonds 0.7%
Asset-Backed Securities 0.5%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Banks 4.7%
Oil, Gas & Consumable Fuels 2.0%
Capital Markets 1.4%
Electric Utilities 1.4%
Pharmaceuticals 1.0%
Equity Real Estate Investment Trusts (REITs) 1.0%
Health Care Providers & Services 1.0%
Diversified Telecommunication Services 0.9%
Insurance 0.8%
Media 0.7%
Other Industries 85.1%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.13%, 10/31/2022 1.6%
FNMA/FHLMC UMBS, 15 Year, Single Family,
1.50%, 11/25/2036 0.8%
U.S. Treasury Notes, 1.63%, 10/31/2026 0.7%
U.S. Treasury Notes, 2.25%, 2/15/2027 0.7%
U.S. Treasury Notes, 0.38%, 8/15/2024 0.7%
FHLMC UMBS, 2.00%, 5/1/2051 0.7%
U.S. Treasury Notes, 2.63%, 3/31/2025 0.6%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 11/25/2051 0.6%
U.S. Treasury Notes, 2.13%, 11/30/2023 0.5%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 12/25/2051 0.5%
Other Holdings 92.6%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Bond Index Fund - October 31, 2021 - Fund Commentary - 7
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(1.10)% 2.36% 2.31% 12/29/1999
w/SC
2
(3.32)% 1.89% 1.87%
Class C w/o SC
1
(1.74)% 1.67% 1.63% 3/29/2006
w/SC
3
(2.72)% N/A N/A
Class R6
4,5
(0.68)% 2.79% 2.73% 12/29/1999
Institutional Service Class
4
(0.85)% N/A 3.16% 12/6/2016
Bloomberg U.S. Aggregate
Bond Index (0.48)% 3.10% 3.00%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.69% 0.67%
Class C 1.37% 1.35%
Class R6 0.27% 0.25%
Institutional Service Class 0.52% 0.50%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Effective October 29, 2013, a 2.25% front-end sales charge was deducted. Prior to October 29, 2013 a 4.25% front-end sales charge was deducted .
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

8 - Fund Commentary - October 31, 2021 - Nationwide Bond Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund versus the Bloomberg U.S.
Aggregate Bond Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Index Fund - October 31, 2021 - Fund Commentary - 9
For the annual period ended October 31, 2021, the Nationwide
International Index Fund Class A returned 33.21%* versus
34.18% for its benchmark, the MSCI EAFE
®
Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer
category, Foreign Large Blend (consisting of 785 investments as of October 31, 2021), was 33.12% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
Despite the rising numbers of COVID-19 cases in Europe and
reports of the newly discovered Delta strain of the virus in the
UK, the MSCI EAFE
®
index still posted strong performance.
Additionally, the Biden-Harris ticket was declared the winner of the U.S. presidential elections. This caused market participants to forecast decreased trade tensions between the U.S. and
its counterparties, along with more stable global policies. In addition, the announcement of the COVID-19 vaccine and the
subsequent debut of vaccine distribution across developed
countries reinforced the performance of the developed equity markets.
The COVID -19 pandemic continued to have a negative impact
on economic recovery, but to a lesser degree in developed
countries as vaccination rates have increased. However,
concerns regarding inflation, supply chain disruption, and rising energy prices have hindered developed markets performance.
In Europe, strong earnings reports and easing of restrictions boosted market performance and many economies began to
recover in the first two months of the quarter. However, an
increase in energy prices due to energy shortages, along with concerns of inflation and supply chain disruption hindered
market performance and the Gross Domestic Product (“GDP”)
growth. In Asia, the concerns regarding the debt crisis of
the Chinese property developer Evergrande dampened the
market performance, especially in Hong Kong. The Japanese
market continued its recovery throughout the quarter despite the state of emergency implemented in Japan due to the
COVID-19 pandemic. Japanese equities were supported by
strong earnings reports, and increased hopes of stimulus and economic reopening, as COVID cases declined.
After a relatively slow start, the vaccination rates across
developed markets have picked up, leading to more economic
activities restarting. The prospect for strong growth, signaled by strong economic data, has also boosted European equities
over the year. The strong corporate earnings in Europe
supported the market performance as companies benefited
from a combination of demand recovery and supply constraints.
Services increased over the year, as the ease of COVID-19
restrictions helped fuel higher demand. However, despite
the improving economic outlook, the European Central Bank
(“ECB”) policy makers signaled that it was still too soon to withdraw stimulus measures. Meanwhile, the Bank of England
announced its plans to slow its quantitative easing program.
In Japan, the consistent increase in COVID-19 cases led the
government to extend the state of emergency until June 20th.
While the market performance was initially weighed down by
the slow vaccination campaign, the Japanese market began to
rally in May during the second quarter as the government rolled out mass vaccination efforts throughout the country. However investors’ concerns over the low vaccination rate persisted, resulting in slight negative performance for the quarter.
The vaccination rollout in developed markets has boosted
optimism for a global economic recovery. However, the
reappearance of high numbers of daily COVID-19 cases across
Europe has weighed down on the general sentiment, especially as social restrictions were tightened again across Europe.
Energy was the best performer among the Global Industry
Classification Standard (“GICS”)** sectors. This was primarily due to oil, as prices increased given a surge in demand, while
Organization of the Petroleum Exporting Countries (“OPEC”)±
left production levels unchanged, and the Suez Canal blockage raised concern about the delivery of oil. Financials also posted strong positive returns across regions, extending the rally
from November, supported by rising hopes of a sustainable
opening of the economy. The Consumer Discretionary sector
also rallied over the year, including car makers in Europe that announced environmentally-friendly expansion plans, such as
Volkswagen’s announcement of having six battery-cell factories operating in Europe by 2030. From a sector perspective,
Energy (+8.04%), Information Technology (+4.05%), and
Financials (+0.95%) were the main drivers of growth during the annual reporting period. Materials (-6.49%), Utilities (-6.01%), and Consumer Discretionary (-4.73%) underperformed over
the quarter for the reporting period.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity issues over the
reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige, Alan Mason, Jennifer Hsui, Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.
**The Global Industry Classification Standard (GICS) is an
industry taxonomy developed in 1999 by MSCI and Standard
& Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P as categorized all major public companies.

10 - Fund Commentary - October 31, 2021 - Nationwide International Index Fund
±OPEC - The Organization of the Petroleum Exporting
Countries is a cartel consisting of 13 of the world's major oil-
exporting nations.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is indexed to an MSCI index. The Fund is not
sponsored, endorsed, or promoted by MSCI, and MSCI bears
no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide International Index Fund - October 31, 2021 - Fund Commentary - 11
Asset Allocation
1
Common Stocks 99.0%
Short-Term Investment 1.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Banks 8.7%
Pharmaceuticals 8.2%
Insurance 4.8%
Chemicals 3.5%
Oil, Gas & Consumable Fuels 3.4%
Semiconductors & Semiconductor Equipment 3.4%
Food Products 3.3%
Textiles, Apparel & Luxury Goods 3.3%
Automobiles 3.2%
Machinery 3.1%
Other Industries 55.1%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.2%
ASML Holding NV 2.0%
Roche Holding AG 1.6%
LVMH Moet Hennessy Louis Vuitton SE 1.2%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.2%
AstraZeneca plc 1.1%
Toyota Motor Corp. 1.1%
Novo Nordisk A/S Class B 1.1%
Novartis AG (Registered) 1.1%
SAP SE 0.9%
Other Holdings 86.5%
100.0%
Top Countries
2
Japan 22.6%
United Kingdom 12.0%
France 10.4%
Switzerland 9.8%
Germany 8.7%
Australia 7.8%
Netherlands 5.5%
Sweden 3.5%
Denmark 2.7%
United States 2.6%
Other Countries 14.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

12 - Fund Commentary - October 31, 2021 - Nationwide International Index Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
33.21% 9.28% 6.97% 12/29/1999
w/SC
2
25.59% 8.00% 6.34%
Class C w/o SC
1
32.20% 8.52% 6.26% 2/14/2005
w/SC
3
31.20% N/A N/A
Class R
4,5
32.88% 8.95% 6.74% 3/9/2007
Class R6
4,6
33.69% 9.72% 7.41% 12/29/1999
Institutional Service Class
4
33.38% N/A 9.83% 12/6/2016
MSCI EAFE
®
Index 34.18% 9.79% 7.37%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.75%
Class C 1.43%
Class R 1.05%
Class R6 0.33%
Institutional Service Class 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide International Index Fund - October 31, 2021 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund versus the MSCI
EAFE
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - October 31, 2021 - Nationwide Mid Cap Market Index Fund
For the annual period ended October 31, 2021, the Nationwide
Mid Cap Market Index Fund Class A returned 47.93%* versus
48.9% for its benchmark, S&P MidCap 400
®
Index. For broader
comparison, the return for the Fund's closest Morningstar
®
peer category, Mid-Cap Blend (consisting of 671 investments
as of October 31, 2021), was 49.32% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
Following the strong end to 2020, favorable conditions continued
with signs of a sooner-than-expected economic activity restart.
Monetary conditions remained supportive, as the Federal
Reserve (“Fed”) signaled a continuing environment of low
interest rates. With both the Senate and Congress passing a
new $1.9 trillion stimulus package, and the U.S. leading in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential
infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
U.S. markets reacted positively to the election results following a poor start to the quarter. The victory of Joe Biden came
as an indicator of more stable internal and external policies.
The fear of rising COVID-19 cases in the U.S. was offset by
positive vaccine news and an announcement of a $900 billion
stimulus in late December, thus supporting the market’s
positive performance. Sectors that were severely impacted
by the pandemic, such as Energy and Financials, recovered
following positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in
2020.
Over the second quarter of 2021, the U.S. equity market rallied as the vaccination campaign continued to accelerate, and
as more signs started to emerge for a sooner-than-expected
economic activity restart. The U.S. Consumer Price Index
(“CPI”) increased by more than 4% (1-year as of April 2021), which raised questions on whether this surge was sparked
by temporary factors at play. However, the inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May. In June, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as
President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
The domestic markets continued climbing in June, as Fed
commentary eased investors’ worries about the potential for
tightening monetary policy too quickly. Economic data over the last three months have generally been very strong in the U.S., as first quarter Gross Domestic Product (“GDP”) increased
at 6.4% (quarter on quarter annualized), and Purchasing
Managers Index (“PMI”) moved up from 59.7 in March 2021 to
62.6 in June 2021.
Following a strong start to the quarter in July, U.S. equities continued climbing in August on the back of encouraging
economic data and quarterly earnings reports. The positive
return in markets came despite the increase in COVID-19 Delta variant cases in the country. The Fed announcement in August came in-line with expectations, with Chair J. Powell suggesting that tapering may start before year-end during his speech in
Jackson, Wyoming.
The positive sentiment of July and August was offset in
September amid concern regarding potential contagion from
the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill, toward
the end of the quarter, extending government funding until
December 3rd.
From a sector perspective, Energy (+7.58%), Financials
(+2.01%), and Real Estate (+0.41%) were among the best
performers for 3Q 2021. Consumer Staples (-7.65%), Materials
(-6.20%), and Information Technology (-3.94%) were among
the worst performers for the third quarter of 2021.
Exchange traded futures are employed to equitize dividend
accruals, as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
There were no liquidity events that have any material impact on performance.
Subadviser:
BlackRock Investment Management, LLC.
Portfolio Managers:
Suzanne Henige, CFA; Jennifer Hsui, CFA; Creighton Jue,
CFA; Alan Mason; Greg Savage, CFA; and Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.
©2021 BlackRock, Inc. All rights reserved. BLACKROCK is a
trademark of BlackRock, Inc., or its subsidiaries in the United
States and elsewhere. All other marks are the property of their respective owners. Past performance is no guarantee of future results and there is no guarantee strategies will be successful.
Indices are not available for direct investment.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition
changes, and the timing of Fund share purchases and

Nationwide Mid Cap Market Index Fund - October 31, 2021 - Fund Commentary - 15
redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller
companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are
more vulnerable than larger companies to adverse business
and economic developments and may have more limited
resources. Therefore, they generally involve greater risk.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2021 - Nationwide Mid Cap Market Index Fund
Asset Allocation
1
Common Stocks 99.5%
Short-Term Investment 1.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.9)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 9.4%
Banks 6.8%
Machinery 5.0%
Semiconductors & Semiconductor Equipment 4.5%
Software 4.0%
Health Care Equipment & Supplies 3.6%
Insurance 3.6%
Specialty Retail 3.6%
Electronic Equipment, Instruments & Components 3.1%
Health Care Providers & Services 3.0%
Other Industries 53.4%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 1.3%
SolarEdge Technologies, Inc. 0.7%
Signature Bank 0.7%
Molina Healthcare, Inc. 0.7%
FactSet Research Systems, Inc. 0.7%
Camden Property Trust 0.7%
Cognex Corp. 0.6%
Repligen Corp. 0.6%
Masimo Corp. 0.6%
Wolfspeed , Inc. 0.6%
Other Holdings 92.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Mid Cap Market Index Fund - October 31, 2021 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
47.93% 14.09% 13.14% 12/29/1999
w/SC
2
39.47% 12.75% 12.47%
Class C w/o SC
1
47.06% 13.34% 12.40% 10/22/2003
w/SC
3
46.06% N/A N/A
Class R
4,5
47.59% 13.77% 12.87% 3/9/2007
Class R6
4,6
48.53% 14.57% 13.61% 12/29/1999
Institutional Service Class
4
48.32% N/A 12.46% 12/6/2016
S&P MidCap 400
®
Index 48.90% 14.89% 13.90%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.69% 0.68%
Class C 1.37% 1.36%
Class R 1.00% 0.99%
Class R6 0.28% 0.27%
Institutional Service Class 0.43% 0.42%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2021 - Nationwide Mid Cap Market Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund versus the S&P
MidCap 400
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2021 - Fund Commentary - 19
For the annual period ended October 31, 2021, the Nationwide
NYSE Arca Tech 100 Index Fund Class A returned 39.93%*
versus 40.79% for its benchmark, the NYSE Arca Tech 100
SM
Index. For broader comparison, the return for the Fund's
closest Morningstar
®
peer category, Technology (consisting of
231 investments as of October 31, 2021), was 42.33% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
As the primary investment objective of the Fund is to track the performance and risk characteristics of the NYSE Arca Tech
100 Index, the country, sector, and security allocations of the
Fund are matched as closely as possible to those of the Index.
The Information Technology, Health Care, and Industrials
sectors were the largest contributors respectively to the Fund’s total return during the period, while the Energy and Materials sectors contributed the least. Consumer Discretionary stocks were the sole detracting sector during the reporting period. By country, the United States, the Netherlands, and Ireland were the largest contributors to the Fund’s total return during the period, while South Korea and Finland contributed least. China was the sole country to detract from the Fund’s performance
during the period.
The three securities that contributed the greatest amount
to the Fund’s performance during the period included ASML
Holding NV American depository receipts (“ADRs”) (NASDAQ:
ASML), NVIDIA Corporation (NASDAQ: NVDA), and Intuit, Inc.
(NASDAQ: INTU). The three companies remained in the Index
as of the end of the period, and so the Fund also still held all three securities through the annual period ended October 31,
2021. The three securities that detracted the most from the
Fund’s performance during the period included Citrix Systems,
Inc. (NASDAQ: CTXS), LiveRamp Holdings, Inc. (NYSE:
RAMP), and Alibaba Group Holding, Ltd. ADRs (NYSE: BABA).
All three securities remained in the Index as of the end of the reporting period, and therefore the Fund also continued to hold the securities as of the end of the period.
During the reporting period, the Fund utilized exchange-traded futures contracts, specifically NASDAQ 100 E-mini contracts, from time to time. The purpose of these investments was to
reduce the impact of cash drag from minor uninvested cash
balances and pending dividend receivables, and as such did
not have a material impact on the Fund’s returns during the
period.
The Fund did not experience any liquidity events that had a
material impact on performance.
Subadviser:
Mellon Investments Corporation
Portfolio Managers:
Marlene Walker Smith; David France, CFA; Todd Frysinger,
CFA; Vlasta Sheremeta, CFA; Michael Stoll
*High double-digit returns are unusual and cannot be sustained.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile) and exchange-traded funds (ETFs) (shareholders will bear additional costs). Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
”, “NYSE
ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks
Archipelago Holdings, Inc. and NYSE Group, Inc. and have
been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide Ziegler NYSE Arca Tech 100 Index Fund (the
“Fund”). The Fund is not sponsored, endorsed, sold promoted
by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither
Archipelago Holdings, Inc. nor NYSE Group, Inc. makes
any representation or warranty regarding the advisability of investing in securities generally, or the Fund in particular, track general stock market performance.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2021 - Nationwide NYSE Arca Tech 100 Index Fund
Asset Allocation
1
Common Stocks 99.8%
Short-Term Investment 1.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 25.6%
Software 20.3%
IT Services 8.7%
Life Sciences Tools & Services 7.5%
Aerospace & Defense 6.6%
Communications Equipment 5.8%
Biotechnology 3.6%
Health Care Equipment & Supplies 3.5%
Interactive Media & Services 3.2%
Technology Hardware, Storage & Peripherals 2.7%
Other Industries 12.5%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 5.1%
Adobe, Inc. 4.1%
Thermo Fisher Scientific, Inc. 4.0%
Intuit, Inc. 3.9%
Lam Research Corp. 3.5%
Broadcom, Inc. 3.3%
Illumina, Inc. 2.6%
KLA Corp. 2.3%
Mastercard , Inc., Class A 2.1%
Synopsys, Inc. 2.1%
Other Holdings 67.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2021 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
39.93% 22.28% 17.79% 6/10/1996
w/SC
3
31.88% 20.84% 17.13%
Class C
1
w/o SC
2
38.93% 21.39% 16.97% 5/8/2000
w/SC
4
37.93% N/A N/A
Class R6
5,6
40.39% 22.70% 17.49% 9/18/2013
Institutional Service
Class
1,5,7
40.23% 22.56% 18.07% 6/8/2009
NYSE Arca Tech 100
SM
Index 40.79% 23.16% 18.84%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.67%
Class C 1.39%
Class R6 0.32%
Institutional Service Class 0.45%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

22 - Fund Commentary - October 31, 2021 - Nationwide NYSE Arca Tech 100 Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide NYSE Arca Tech 100 Index Fund versus the
NYSE Arca Tech 100
SM
Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark NYSE Arca Tech 100 Index Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide S&P 500 Index Fund - October 31, 2021 - Fund Commentary - 23
For the annual period ended October 31, 2021, the Nationwide
S&P 500 Index Fund Class A returned 42.18%* versus
42.91% for its benchmark, the S&P 500
®
- Total Return Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Blend (consisting of 1387
investments as of October 31, 2021), was 42.16% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
Following the strong end to 2020, favorable conditions continued
with signs of a sooner-than-expected economic activity restart.
Monetary conditions remained supportive, as the Federal
Reserve (“Fed”) signaled a continuing environment of low
interest rates. With both the Senate and Congress passing a
new $1.9 trillion stimulus package, and the U.S. leading in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential
infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
U.S. markets reacted positively to the election results following a poor start to the quarter. The victory of Joe Biden came
as an indicator of more stable internal and external policies.
The fear of rising COVID-19 cases in the U.S. was offset by
positive vaccine news and an announcement of a $900 billion
stimulus in late December, which supported the market’s
positive performance. Sectors that were severely impacted
by the pandemic, such as Energy and Financials, recovered
following positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in
2020.
All Global Industry Classification Standard** (“GICS”) sectors within the S&P 500 Index posted positive returns over the
first quarter of 2021. Energy and Financials sectors were the best performers over the quarter. Having performed relatively poorly in 2020, they were supported by the market optimism
about a sustained opening of the economy. Market conditions
supported the outperformance of Financials (+15.99%). The
Energy sector (+30.88%) rallied as oil prices increased due to a surge in demand, while Organization of Petroleum Exporting
Countries (“OPEC”) left production levels unchanged and the
Suez Canal blockage raised concern about the delivery of oil.
Over the second quarter, the U.S. equity market rallied as the vaccination campaign continued to accelerate, and as more
signs started to emerge for a sooner-than-expected economic
activity restart. The U.S. Consumer Price Index (“CPI”)
increased by more than 4% (1-year as of April 2021), which
raised questions such as whether this surge was sparked by
temporary factors at play. However, the inflation concerns and the Fed’s cautious optimism about the recovery muted the
market rally in May. In June, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as
President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
The domestic markets continued climbing in June, as Fed
commentary eased investors’ worries about the potential for
tightening monetary policy too quickly. Economic data over the last three months have generally been very strong in the U.S.
The first quarter Gross Domestic Product (“GDP”) increased
at 6.4% (quarter-on-quarter annualized), and the Purchasing
Managers' Index (“PMI”) moved up from 59.7 in March to 62.6
in June.
Following a strong start to the quarter in July, U.S. equities continued climbing in August on the back of healthy economic data and quarterly earnings reports. The positive return in
markets came despite the increase in COVID-19 Delta variant
cases in the country. The Fed announcement in August came
in-line with expectation, with Chair J. Powell suggesting that tapering may start before year-end during his speech in
Jackson, Wyoming.
The positive sentiment of July and August was offset in
September amid concern regarding potential cascading effects from the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill, toward
the end of the quarter, extending government funding until
December 3rd.
From a sector perspective, Financials (+3.23%), Utilities
(+1.57%), and Health Care (+1.39%) were among the best
performers for the reporting period. Industrials (-3.47%),
Materials (-3.24%), and Energy (-0.35%) were among the
worst performers for the reporting period.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity events during the
reporting period that had any material impact on the Fund.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige, CFA; Jennifer Hsui, CFA; Creighton Jue,
CFA; Alan Mason; Greg Savage, CFA; and Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.

24 - Fund Commentary - October 31, 2021 - Nationwide S&P 500 Index Fund
**The Global Industry Classification Standard (GICS) is an
industry taxonomy developed in 1999 by MSCI and Standard
& Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P as categorized all major public companies.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide S&P 500 Index Fund - October 31, 2021 - Fund Commentary - 25
Asset Allocation
1
Common Stocks 99.4%
Short-Term Investment 0.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 10.0%
Interactive Media & Services 6.6%
Technology Hardware, Storage & Peripherals 6.3%
Semiconductors & Semiconductor Equipment 5.7%
IT Services 4.5%
Banks 4.4%
Internet & Direct Marketing Retail 4.0%
Health Care Equipment & Supplies 3.6%
Pharmaceuticals 3.5%
Capital Markets 3.1%
Other Industries 48.3%
100.0%
Top Holdings
2
Microsoft Corp. 6.4%
Apple, Inc. 6.0%
Amazon.com, Inc. 3.8%
Tesla, Inc. 2.3%
Alphabet, Inc., Class A 2.3%
Alphabet, Inc., Class C 2.1%
Meta Platforms, Inc., Class A 2.0%
NVIDIA Corp. 1.6%
Berkshire Hathaway, Inc., Class B 1.4%
JPMorgan Chase & Co. 1.3%
Other Holdings 70.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

26 - Fund Commentary - October 31, 2021 - Nationwide S&P 500 Index Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
42.18% 18.22% 15.54% 12/30/1999
w/SC
2
33.99% 16.82% 14.86%
Class C w/o SC
1
41.23% 17.47% 14.81% 10/22/2003
w/SC
3
40.23% N/A N/A
Class R
4,5
41.62% 17.92% 15.22% 1/30/2007
Class R6
4,6
42.72% 18.72% 16.02% 12/30/1999
Institutional Service Class
4
42.37% 18.44% 15.74% 11/2/1998
Service Class
4
42.12% 18.25% 15.57% 11/2/1998
S&P 500
®
Index 42.91% 18.93% 16.21%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.64%
Class C 1.27%
Class R 0.95%
Class R6 0.20%
Institutional Service Class 0.45%
Service Class 0.60%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide S&P 500 Index Fund - October 31, 2021 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide S&P 500 Index Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2021 - Nationwide Small Cap Index Fund
For the annual period ended October 31, 2021, the Nationwide
Small Cap Index Class A Fund Class A returned 49.71%*
versus 50.8% for its benchmark, the Russell 2000
®
Index.
For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Small Blend (consisting of 702
investments as of October 31, 2021), was 55.58% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
Following the strong end to 2020, favorable conditions continued
with signs of a sooner than expected economic activity restart.
Monetary conditions remained supportive, as the Federal
Reserve (“Fed”) signaled a continuing environment of low
interest rates. With both the Senate and Congress passing a
new $1.9 trillion stimulus package, and the U.S. leading in the vaccine rollout, optimism continued to rise for strong economic growth in the first quarter. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential
infrastructure bill soothed the market and supported a positive return over the first quarter of 2021.
U.S. markets reacted positively to the election results following a poor start to the quarter. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the U.S. was offset by positive vaccine news and an announcement of a $900 billion stimulus
in late December supported the market’s positive performance, ultimately supporting positive market performance. Sectors
that were severely impacted by the pandemic, such as Energy
and Financials, recovered following positive vaccine news in
November, prompting these two sectors to recoup some of the
losses incurred earlier in 2020.
Over the second quarter, the U.S. equity market rallied as
the vaccination campaign continued to accelerate, and as
more signs started to emerge for a sooner than expected
economic activity restart. The U.S. Consumer Pricing Index
(“CPI”) increased by more than 4% (1-year as of April 2021), which raised questions on whether this surge was sparked
by temporary factors at play. However, the inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May. In June, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as
President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending.
The domestic markets continued climbing in June, as Fed
commentary eased investors’ worries about the potential for
tightening monetary policy too quickly. Economic data over
the last three months have generally been very strong in the
U.S. first quarter Gross Domestic Product (“GDP”) increased
at 6.4% (quarter on quarter annualized), and the Purchasing
Managers' Index (“PMI”) moved up from 59.7 in March to 62.6
in June.
Following a strong start to the quarter in July, U.S. equities continued climbing in August on the back of strong economic
data and quarterly earnings reports. The positive return in
markets came despite the increase in COVID-19 Delta variant
cases in the country. The Fed announcement in August came
in line with expectation, with chair J. Powell suggesting that tapering may start before year-end during his Jackson Hole
speech.
The positive sentiment of July and August was offset in
September amid concern regarding potential contagion from
the unfolding debt crisis at Chinese property developer,
Evergrande. Concerns that higher inflation and supply chain
issues will last longer than expected also weighed down on
the market. Lastly, the continuing disagreement in Washington regarding the debt ceiling and the infrastructure bill dampened the U.S. equity performance. Congress passed a bill, toward
the end of the quarter, extending government funding until
December 3rd.
From a sector perspective Energy (+4.00%), Financials
(+1.47%), and Real Estate (-0.71%) were among the best
performers of the reporting period. Communication Services
(-14.29%), Health Care (-10.17%), and Consumer Discretionary
(-6.04%) were among the worst performers for the reporting
period.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund did not experience any liquidity events that had a
material impact on performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Suzanne Henige, CFA; Jennifer Hsui, CFA; Creighton Jue,
CFA; Alan Mason; Greg Savage, CFA; and Amy Whitelaw
*High double-digit returns are unusual and cannot be sustained.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.

Nationwide Small Cap Index Fund - October 31, 2021 - Fund Commentary - 29
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund may hold stocks for longer-than-average periods, subjecting it to short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Source: BlackRock, Bloomberg
©2021 BlackRock, Inc. All rights reserved. BLACKROCK is a
trademark of BlackRock, Inc., or its subsidiaries in the United
States and elsewhere. All other marks are the property of their respective owners.

30 - Fund Commentary - October 31, 2021 - Nationwide Small Cap Index Fund
Asset Allocation
1
Common Stocks 99.8%
Short-Term Investment 5.5%
Futures Contracts
†
0.0%
Rights
†
0.0%
Liabilities in excess of other assets
§
(5.3)%
100.0%
Top Industries
2
Biotechnology 8.8%
Banks 7.7%
Software 6.0%
Equity Real Estate Investment Trusts (REITs) 5.9%
Oil, Gas & Consumable Fuels 3.6%
Machinery 3.4%
Health Care Equipment & Supplies 3.3%
Semiconductors & Semiconductor Equipment 3.0%
Health Care Providers & Services 2.7%
Specialty Retail 2.3%
Other Industries 53.3%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 5.3%
AMC Entertainment Holdings, Inc., Class A 0.6%
Asana, Inc., Class A 0.3%
Crocs, Inc. 0.3%
Ovintiv , Inc. 0.3%
Tetra Tech, Inc. 0.3%
Lattice Semiconductor Corp. 0.3%
Intellia Therapeutics, Inc. 0.3%
Avis Budget Group, Inc. 0.3%
Silicon Laboratories, Inc. 0.3%
Other Holdings 91.7%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Small Cap Index Fund - October 31, 2021 - Fund Commentary - 31
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
49.71% 14.92% 12.96% 12/29/1999
w/SC
2
41.14% 13.57% 12.29%
Class C w/o SC
1
48.61% 14.12% 12.20% 10/22/2003
w/SC
3
47.61% N/A N/A
Class R
4,5
49.30% 14.60% 12.74% 3/9/2007
Class R6
4,6
50.39% 15.41% 13.42% 12/29/1999
Institutional Service Class
4
50.09% N/A 12.51% 12/6/2016
Russell 2000
®
Index 50.80% 15.52% 13.50%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.74% 0.70%
Class C 1.44% 1.40%
Class R 1.05% 1.01%
Class R6 0.32% 0.28%
Institutional Service Class 0.57% 0.53%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

32 - Fund Commentary - October 31, 2021 - Nationwide Small Cap Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund versus the Russell
2000
®
Index over the 10-year period ended 10/31/21. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Index Funds - October 31, 2021 - Shareholder Expense Example - 33
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 1,007.10 3.44 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 1,003.90 6.67 1.32
Hypothetical
(a)(b)
1,000.00 1,018.55 6.72 1.32
Class R6 Shares
Actual
(a)
1,000.00 1,009.20 1.32 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,008.00 2.58 0.51
Hypothetical
(a)(b)
1,000.00 1,022.63 2.60 0.51

34 - Shareholder Expense Example - October 31, 2021 - Index Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 1,040.50 3.70 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Class C Shares
Actual
(a)
1,000.00 1,035.80 7.95 1.55
Hypothetical
(a)(b)
1,000.00 1,017.39 7.88 1.55
Class R Shares
Actual
(a)
1,000.00 1,039.20 5.35 1.04
Hypothetical
(a)(b)
1,000.00 1,019.96 5.30 1.04
Class R6 Shares
Actual
(a)
1,000.00 1,043.00 1.60 0.31
Hypothetical
(a)(b)
1,000.00 1,023.64 1.58 0.31
Institutional Service Class Shares
Actual
(a)
1,000.00 1,041.50 2.88 0.56
Hypothetical
(a)(b)
1,000.00 1,022.38 2.85 0.56
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 1,027.80 3.48 0.68
Hypothetical
(a)(b)
1,000.00 1,021.78 3.47 0.68
Class C Shares
Actual
(a)
1,000.00 1,024.30 6.89 1.35
Hypothetical
(a)(b)
1,000.00 1,018.40 6.87 1.35
Class R Shares
Actual
(a)
1,000.00 1,026.60 4.75 0.93
Hypothetical
(a)(b)
1,000.00 1,020.52 4.74 0.93
Class R6 Shares
Actual
(a)
1,000.00 1,029.80 1.33 0.26
Hypothetical
(a)(b)
1,000.00 1,023.89 1.33 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,029.10 2.51 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,096.10 3.33 0.63
Hypothetical
(a)(b)
1,000.00 1,022.03 3.21 0.63
Class C Shares
Actual
(a)
1,000.00 1,092.10 7.28 1.38
Hypothetical
(a)(b)
1,000.00 1,018.25 7.02 1.38
Class R6 Shares
Actual
(a)
1,000.00 1,098.00 1.59 0.30
Hypothetical
(a)(b)
1,000.00 1,023.69 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,097.30 2.22 0.42
Hypothetical
(a)(b)
1,000.00 1,023.09 2.14 0.42

Index Funds - October 31, 2021 - Shareholder Expense Example - 35
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,105.90 3.18 0.60
Hypothetical
(a)(b)
1,000.00 1,022.18 3.06 0.60
Class C Shares
Actual
(a)
1,000.00 1,102.10 6.62 1.25
Hypothetical
(a)(b)
1,000.00 1,018.90 6.36 1.25
Class R Shares
Actual
(a)
1,000.00 1,103.60 4.98 0.94
Hypothetical
(a)(b)
1,000.00 1,020.47 4.79 0.94
Class R6 Shares
Actual
(a)
1,000.00 1,107.90 1.01 0.19
Hypothetical
(a)(b)
1,000.00 1,024.25 0.97 0.19
Institutional Service Class Shares
Actual
(a)
1,000.00 1,106.90 2.34 0.44
Hypothetical
(a)(b)
1,000.00 1,022.99 2.24 0.44
Service Class Shares
Actual
(a)
1,000.00 1,105.80 3.13 0.59
Hypothetical
(a)(b)
1,000.00 1,022.23 3.01 0.59
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 1,015.20 3.56 0.70
Hypothetical
(a)(b)
1,000.00 1,021.68 3.57 0.70
Class C Shares
Actual
(a)
1,000.00 1,011.60 7.10 1.40
Hypothetical
(a)(b)
1,000.00 1,018.15 7.12 1.40
Class R Shares
Actual
(a)
1,000.00 1,013.00 5.12 1.01
Hypothetical
(a)(b)
1,000.00 1,020.11 5.14 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,017.20 1.42 0.28
Hypothetical
(a)(b)
1,000.00 1,023.79 1.43 0.28
Institutional Service Class Shares
Actual
(a)
1,000.00 1,016.80 2.19 0.43
Hypothetical
(a)(b)
1,000.00 1,023.04 2.19 0.43
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

36 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Asset-Backed Securities 0.5%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 163,240 173,653
Automobiles 0.3%
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 900,000 896,902
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 760,718
1,657,620
Credit Card 0.1%
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 49,491
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 635,279
684,770
Total Asset-Backed Securities
(cost $2,488,552)
2,516,043
Commercial Mortgage-Backed Securities 2.1%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 492,089
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 665,015
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 687,528
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 532,453
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K026, Class A2,
2.51%, 11/25/2022 200,000 203,696
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 103,661
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 103,676
Series K037, Class A2,
3.49%, 1/25/2024 200,000 210,489
Series K066, Class A2,
3.12%, 6/25/2027 750,000 816,044
Series K739, Class A2,
1.34%, 9/25/2027 620,000 617,950
Series K115, Class A2,
1.38%, 6/25/2030 960,000 939,680
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 234,440
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,200,000 1,240,841
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 798,061
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 809,896
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 300,000 305,127
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 250,000 261,669
Series 2014-C17, Class A5,
3.74%, 8/15/2047 500,000 530,052
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 482,252
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 812,191
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 162,953
Wells Fargo Commercial
Mortgage Trust, Series
2015-SG1, Class A4,
3.79%, 9/15/2048 690,720 734,643
Total Commercial Mortgage-Backed
Securities
(cost $11,472,224) 11,744,406
Corporate Bonds 26.3%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 209,683
1.43%, 2/4/2024 250,000 250,083
3.10%, 5/1/2026 200,000 208,500
3.20%, 3/1/2029 150,000 155,342
5.15%, 5/1/2030 250,000 291,638
5.71%, 5/1/2040 200,000 256,792
3.75%, 2/1/2050 250,000 263,043
General Dynamics Corp. ,
4.25%, 4/1/2040 100,000 122,138
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 269,877
4.85%, 4/27/2035 55,000 67,466
Leidos , Inc. ,
2.30%, 2/15/2031 50,000 48,146
Lockheed Martin Corp. ,
2.90%, 3/1/2025 300,000 316,495
1.85%, 6/15/2030 200,000 197,781
4.09%, 9/15/2052 100,000 125,405
Northrop Grumman Corp. ,
4.75%, 6/1/2043 150,000 192,123
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 300,000 339,994

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Raytheon Technologies Corp.,
4.50%, 6/1/2042 300,000 369,355
Textron, Inc. ,
4.30%, 3/1/2024 250,000 266,544
3,950,405
Air Freight & Logistics 0.1%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 114,140
4.55%, 4/1/2046 150,000 181,781
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 259,513
5.30%, 4/1/2050 100,000 148,915
704,349
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 202,015
Auto Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 70,035
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 74,201
2.65%, 7/1/2027 25,000 26,015
Lear Corp. ,
3.80%, 9/15/2027 300,000 327,659
497,910
Automobiles 0.2%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 150,702
General Motors Co. ,
4.88%, 10/2/2023 200,000 214,521
4.20%, 10/1/2027 250,000 273,257
6.25%, 10/2/2043 150,000 204,662
843,142
Banks 4.7%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 208,557
4.25%, 4/11/2027 200,000 221,046
Bank of America Corp. ,
4.10%, 7/24/2023 250,000 265,315
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(b) 500,000 513,089
4.25%, 10/22/2026 145,000 160,505
3.25%, 10/21/2027 250,000 266,580
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 300,456
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 276,935
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(b) 400,000 401,664
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 200,000 202,307
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 202,485
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 50,000 48,160
5.88%, 2/7/2042 25,000 35,622
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 250,000 315,492
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b) 300,000 373,274
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b) 100,000 120,729
Bank of Nova Scotia (The) ,
2.38%, 1/18/2023 350,000 357,890
2.70%, 8/3/2026 250,000 262,717
Barclays plc ,
4.34%, 1/10/2028 250,000 275,957
4.84%, 5/9/2028 200,000 222,833
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 288,815
BBVA USA ,
3.88%, 4/10/2025 250,000 270,148
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 272,632
Citibank NA ,
3.65%, 1/23/2024 250,000 264,844
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 321,514
3.70%, 1/12/2026 250,000 271,166
3.40%, 5/1/2026 200,000 215,232
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(b) 200,000 217,823
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(b) 250,000 270,572
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 107,429
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 150,000 167,260
(SOFR + 2.11%), 2.57%,
6/3/2031(b) 200,000 201,649
6.63%, 6/15/2032 182,000 242,916
4.65%, 7/23/2048 200,000 262,715
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 263,019
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 113,573
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 268,965
5.25%, 5/24/2041 125,000 173,314
Discover Bank ,
4.20%, 8/8/2023 250,000 265,016

38 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 168,742
HSBC Holdings plc ,
4.25%, 3/14/2024 250,000 266,234
4.38%, 11/23/2026 200,000 219,904
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 226,001
4.95%, 3/31/2030 200,000 235,461
5.25%, 3/14/2044 200,000 258,704
ING Groep NV ,
3.55%, 4/9/2024 400,000 424,788
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(b) 250,000 260,194
3.63%, 5/13/2024 350,000 373,963
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 212,613
3.13%, 1/23/2025 250,000 264,070
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 98,825
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 257,616
3.30%, 4/1/2026 250,000 267,371
4.13%, 12/15/2026 250,000 276,990
8.00%, 4/29/2027 202,000 263,696
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 28,526
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 102,487
(SOFR + 3.79%), 4.49%,
3/24/2031(b) 200,000 231,897
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 126,497
(SOFR + 1.51%), 2.53%,
11/19/2041(b) 200,000 189,931
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(b) 250,000 306,698
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 150,000 176,857
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 200,000 206,942
Kreditanstalt fuer
Wiederaufbau ,
1.63%, 2/15/2023 500,000 508,150
0.25%, 10/19/2023 500,000 497,205
0.63%, 1/22/2026 100,000 97,882
2.88%, 4/3/2028 200,000 217,456
1.75%, 9/14/2029 100,000 101,434
Landwirtschaftliche
Rentenbank ,
3.13%, 11/14/2023 500,000 525,431
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 529,047
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
4.50%, 11/4/2024 250,000 271,986
Mitsubishi UFJ Financial
Group, Inc. ,
3.76%, 7/26/2023 200,000 210,590
3.75%, 7/18/2039 200,000 225,080
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 266,038
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 212,222
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 270,497
NatWest Group plc ,
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(b) 250,000 292,609
PNC Bank NA ,
2.95%, 1/30/2023 350,000 359,685
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 200,000 206,541
Royal Bank of Canada ,
0.65%, 7/29/2024 200,000 198,360
2.25%, 11/1/2024 250,000 259,154
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 222,506
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b) 250,000 247,145
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 250,000 259,045
3.78%, 3/9/2026 250,000 272,278
3.20%, 9/17/2029 250,000 261,725
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 501,642
0.55%, 3/4/2024 250,000 248,085
2.65%, 6/12/2024 200,000 208,822
Truist Bank ,
2.25%, 3/11/2030 250,000 249,969
US Bancorp ,
3.38%, 2/5/2024 250,000 263,791
2.40%, 7/30/2024 250,000 259,820
Series X, 3.15%, 4/27/2027 250,000 268,622
Wells Fargo & Co. ,
3.75%, 1/24/2024 750,000 795,823
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 252,860
(SOFR + 4.03%), 4.48%,
4/4/2031(b) 300,000 346,812
5.61%, 1/15/2044 333,000 455,871
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 200,000 276,233
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 158,545

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b) 200,000 216,228
25,950,411
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 415,000 529,300
Anheuser-Busch InBev
Worldwide, Inc. ,
4.60%, 4/15/2048 150,000 185,319
4.50%, 6/1/2050 200,000 247,749
4.75%, 4/15/2058 100,000 127,559
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 250,000 255,952
2.90%, 5/25/2027 100,000 107,270
2.50%, 6/1/2040 200,000 197,125
2.60%, 6/1/2050 100,000 98,783
Constellation Brands, Inc. ,
5.25%, 11/15/2048 100,000 133,999
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 204,851
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 230,359
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 100,000 111,936
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 104,012
2.75%, 3/19/2030 100,000 105,776
3.45%, 10/6/2046 75,000 85,426
2,725,416
Biotechnology 0.6%
AbbVie, Inc. ,
2.90%, 11/6/2022 500,000 511,364
2.30%, 11/21/2022 100,000 101,732
2.60%, 11/21/2024 300,000 312,372
4.50%, 5/14/2035 135,000 159,664
4.30%, 5/14/2036 100,000 115,995
4.70%, 5/14/2045 50,000 62,709
4.25%, 11/21/2049 325,000 390,851
Amgen, Inc. ,
3.38%, 2/21/2050 100,000 105,351
4.66%, 6/15/2051 279,000 359,955
Baxalta , Inc. ,
4.00%, 6/23/2025 30,000 32,578
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 103,945
2.25%, 5/1/2030 200,000 197,347
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 423,898
4.75%, 3/1/2046 200,000 255,456
3,133,217
Building Products 0.2%
Allegion plc ,
3.50%, 10/1/2029 100,000 107,680
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Carrier Global Corp. ,
2.24%, 2/15/2025 250,000 256,652
2.49%, 2/15/2027 250,000 257,380
2.72%, 2/15/2030 200,000 205,258
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 53,737
Johnson Controls International
plc ,
4.50%, 2/15/2047 75,000 93,317
Masco Corp. ,
3.50%, 11/15/2027 100,000 108,016
3.13%, 2/15/2051 30,000 30,187
Owens Corning ,
4.30%, 7/15/2047 50,000 58,881
1,171,108
Capital Markets 1.4%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 266,251
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 212,144
Bank of New York Mellon
Corp. (The) ,
2.95%, 1/29/2023 200,000 205,695
Series J, 1.90%, 1/25/2029 100,000 99,931
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 200,000 194,922
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 276,821
4.85%, 3/29/2029 60,000 69,991
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 98,150
1.95%, 12/1/2031 50,000 49,093
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 140,399
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 275,542
Goldman Sachs Group, Inc.
(The) ,
Series FXD, 0.48%,
1/27/2023 500,000 498,638
3.85%, 7/8/2024 300,000 319,856
3.50%, 4/1/2025 300,000 320,313
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(b) 350,000 391,955
6.75%, 10/1/2037 100,000 142,349
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 299,711
6.25%, 2/1/2041 250,000 366,656
Intercontinental Exchange,
Inc. ,
3.75%, 9/21/2028 200,000 221,533
3.00%, 9/15/2060 100,000 96,827
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 111,736
Moody's Corp. ,
2.55%, 8/18/2060 50,000 45,086

40 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
3.70%, 10/23/2024 300,000 321,735
3.13%, 7/27/2026 250,000 265,592
4.35%, 9/8/2026 250,000 277,820
3.63%, 1/20/2027 250,000 271,710
3.95%, 4/23/2027 250,000 274,410
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 200,000 228,982
(SOFR + 1.03%), 1.79%,
2/13/2032(b) 250,000 235,505
4.38%, 1/22/2047 250,000 315,495
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 206,799
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 55,872
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 234,915
State Street Corp. ,
3.30%, 12/16/2024 155,000 166,322
7,558,756
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 201,587
Cabot Corp. ,
4.00%, 7/1/2029 100,000 108,383
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 99,168
3.60%, 11/15/2050 100,000 108,914
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028 150,000 175,392
5.42%, 11/15/2048 100,000 139,862
Eastman Chemical Co. ,
4.65%, 10/15/2044 100,000 120,241
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 65,760
Linde, Inc. ,
3.20%, 1/30/2026 250,000 268,411
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 149,660
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 124,242
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 62,590
Nutrien Ltd. ,
6.13%, 1/15/2041 100,000 142,054
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 103,780
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 100,000 125,151
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 117,287
2,112,482
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.0%
†
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 105,856
1.45%, 2/15/2031 55,000 51,467
3.05%, 3/1/2050 50,000 52,201
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 62,879
272,403
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 158,746
Juniper Networks, Inc. ,
3.75%, 8/15/2029 100,000 108,899
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 161,717
2.30%, 11/15/2030 100,000 97,625
526,987
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 59,536
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 111,037
170,573
Consumer Finance 0.7%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 212,078
2.45%, 10/29/2026 250,000 252,347
Ally Financial, Inc. ,
8.00%, 11/1/2031 100,000 143,182
American Express Co. ,
3.63%, 12/5/2024 150,000 161,153
3.13%, 5/20/2026 300,000 321,434
American Honda Finance
Corp. ,
0.88%, 7/7/2023 300,000 301,565
3.45%, 7/14/2023 100,000 104,702
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 365,328
3.75%, 4/24/2024 100,000 106,332
3.75%, 3/9/2027 250,000 272,640
Discover Financial Services ,
4.50%, 1/30/2026 100,000 110,852
General Motors Financial Co.,
Inc. ,
4.00%, 10/6/2026 250,000 272,662
John Deere Capital Corp. ,
2.70%, 1/6/2023 200,000 205,180
0.70%, 1/15/2026 100,000 97,599
PACCAR Financial Corp. ,
1.80%, 2/6/2025 200,000 204,588
Synchrony Financial ,
4.50%, 7/23/2025 190,000 207,865
Toyota Motor Credit Corp. ,
0.50%, 8/14/2023 200,000 199,860
3.65%, 1/8/2029 250,000 280,251
3,819,618

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
International Paper Co. ,
5.15%, 5/15/2046 100,000 133,336
4.40%, 8/15/2047 25,000 31,256
WRKCo , Inc. ,
4.20%, 6/1/2032 100,000 114,291
278,883
Diversified Consumer Services 0.0%
†
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,897
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 55,889
3.30%, 7/15/2056 100,000 116,609
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 34,956
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 25,618
247,969
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 205,656
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 116,661
5.00%, 4/20/2048 50,000 64,016
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 282,000 343,079
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 54,295
Shell International Finance
BV ,
6.38%, 12/15/2038 250,000 370,210
3.25%, 4/6/2050 200,000 218,379
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 108,519
1,480,815
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.05%, 12/15/2023(c) 100,000 106,782
4.30%, 2/15/2030 300,000 340,669
2.75%, 6/1/2031 200,000 203,446
2.55%, 12/1/2033 807,000 783,733
4.65%, 6/1/2044 150,000 177,747
3.30%, 2/1/2052 200,000 196,275
3.55%, 9/15/2055 100,000 101,247
3.65%, 9/15/2059 518,000 525,461
Bell Telephone Co. of Canada ,
4.30%, 7/29/2049 100,000 123,075
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(c) 106,000 155,569
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Orange SA ,
5.50%, 2/6/2044 100,000 137,342
Telefonica Emisiones SA ,
5.52%, 3/1/2049 150,000 197,906
Verizon Communications, Inc. ,
4.33%, 9/21/2028 254,000 289,943
4.02%, 12/3/2029 300,000 336,206
2.55%, 3/21/2031 250,000 251,950
4.40%, 11/1/2034 300,000 349,710
3.85%, 11/1/2042 175,000 194,101
4.86%, 8/21/2046 200,000 262,573
2.99%, 10/30/2056 453,000 430,104
5,163,839
Electric Utilities 1.4%
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 186,327
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 97,914
3.50%, 12/1/2049 100,000 108,024
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 180,814
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 223,487
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 264,638
3.70%, 3/15/2045 80,000 91,220
Duke Energy Corp. ,
3.95%, 10/15/2023 100,000 105,398
3.75%, 4/15/2024 150,000 158,945
4.20%, 6/15/2049 150,000 173,847
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 286,747
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 113,959
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 268,330
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 108,240
4.20%, 4/1/2049 150,000 185,369
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 100,000 121,699
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 131,678
3.45%, 1/15/2050 100,000 107,128
Exelon Corp. ,
4.05%, 4/15/2030 300,000 337,712
5.63%, 6/15/2035 250,000 321,414
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 189,924
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 105,124
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 93,920
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 194,644

42 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 11/1/2029 300,000 311,277
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 181,685
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 150,000 205,621
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 100,000 108,933
2.50%, 2/1/2031 300,000 286,555
4.50%, 7/1/2040 200,000 208,158
Public Service Co. of
Colorado ,
Series 34, 3.20%, 3/1/2050 200,000 214,904
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 234,399
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 111,175
Series B, 4.88%, 3/1/2049 100,000 125,789
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 223,617
4.40%, 7/1/2046 250,000 297,872
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 114,042
Union Electric Co. ,
2.63%, 3/15/2051 100,000 97,959
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 184,734
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 265,589
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 174,744
7,503,555
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 150,000 173,039
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 30,000 29,776
202,815
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 103,683
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 103,793
Corning, Inc. ,
5.35%, 11/15/2048 100,000 138,795
Flex Ltd. ,
3.75%, 2/1/2026 200,000 214,950
561,221
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
4.08%, 12/15/2047 100,000 114,160
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Halliburton Co. ,
5.00%, 11/15/2045 150,000 185,832
NOV, Inc. ,
3.95%, 12/1/2042 50,000 49,772
349,764
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 100,000 89,723
TWDC Enterprises 18 Corp. ,
3.70%, 12/1/2042 100,000 112,796
3.00%, 7/30/2046 60,000 62,598
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 100,084
2.75%, 9/1/2049 100,000 98,214
3.80%, 5/13/2060 200,000 236,817
700,232
Equity Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 117,801
American Tower Corp. ,
3.38%, 5/15/2024 500,000 527,621
3.70%, 10/15/2049 100,000 109,218
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 107,263
2.30%, 3/1/2030 200,000 202,409
Boston Properties LP ,
2.75%, 10/1/2026 150,000 156,777
2.90%, 3/15/2030 100,000 102,581
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 111,722
Camden Property Trust ,
3.35%, 11/1/2049 100,000 111,293
Crown Castle International
Corp. ,
2.25%, 1/15/2031 300,000 291,825
4.00%, 11/15/2049 60,000 67,380
CubeSmart LP ,
3.00%, 2/15/2030 100,000 104,389
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 113,743
Duke Realty LP ,
2.88%, 11/15/2029 40,000 41,912
Equinix , Inc. ,
2.63%, 11/18/2024 30,000 31,162
3.20%, 11/18/2029 35,000 36,871
2.15%, 7/15/2030 100,000 97,409
ERP Operating LP ,
2.85%, 11/1/2026 250,000 264,591
3.00%, 7/1/2029 100,000 106,272
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 157,273
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 105,981
GLP Capital LP ,
5.38%, 4/15/2026 200,000 225,538

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 103,568
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 20,111
2.88%, 1/15/2031 50,000 51,870
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 104,176
Series H, 3.38%,
12/15/2029 50,000 51,211
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 104,135
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 60,907
National Retail Properties,
Inc. ,
4.80%, 10/15/2048 50,000 63,545
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 110,456
Prologis LP ,
1.25%, 10/15/2030 100,000 93,192
Realty Income Corp. ,
0.75%, 3/15/2026 100,000 96,834
3.25%, 6/15/2029 150,000 163,305
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 256,541
2.45%, 9/13/2029 100,000 101,686
4.75%, 3/15/2042 100,000 123,129
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 93,437
UDR, Inc. ,
3.20%, 1/15/2030 150,000 160,057
Ventas Realty LP ,
4.88%, 4/15/2049 50,000 63,224
Welltower , Inc. ,
4.13%, 3/15/2029 250,000 280,056
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 141,887
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 55,067
5,489,425
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 209,448
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 250,226
Sysco Corp. ,
3.55%, 3/15/2025 200,000 213,966
6.60%, 4/1/2050 50,000 80,308
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 150,000 159,520
913,468
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 105,269
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Archer-Daniels-Midland Co.,
4.50%, 3/15/2049 100,000 133,481
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 56,023
4.80%, 3/15/2048 50,000 63,328
Conagra Brands, Inc. ,
7.00%, 10/1/2028 154,000 200,332
5.40%, 11/1/2048 50,000 67,804
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 104,699
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 155,936
3.13%, 11/15/2049 50,000 54,160
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 116,780
Kellogg Co. ,
3.25%, 4/1/2026 40,000 42,774
4.30%, 5/15/2028 250,000 284,338
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 121,124
Mondelez International, Inc. ,
2.63%, 9/4/2050 100,000 94,271
Tyson Foods, Inc. ,
5.10%, 9/28/2048 100,000 135,765
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 257,348
2.13%, 9/6/2029 100,000 101,912
5.90%, 11/15/2032 50,000 67,490
2,162,834
Gas Utilities 0.2%
Atmos Energy Corp. ,
4.13%, 10/15/2044 100,000 116,974
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 257,511
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 195,180
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 215,889
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 24,500
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 57,254
867,308
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 49,083
3.75%, 11/30/2026 226,000 250,216
4.90%, 11/30/2046 100,000 139,129
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 104,498
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 125,396
Boston Scientific Corp. ,
4.70%, 3/1/2049 100,000 129,145
Danaher Corp. ,
2.60%, 10/1/2050 75,000 73,093

44 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 46,814
3.25%, 11/15/2039 50,000 53,458
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 129,284
Medtronic, Inc. ,
4.63%, 3/15/2045 100,000 133,205
Stryker Corp. ,
2.90%, 6/15/2050 100,000 102,535
Zimmer Biomet Holdings, Inc. ,
3.55%, 3/20/2030 200,000 217,170
1,553,026
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 26,887
Aetna, Inc. ,
3.88%, 8/15/2047 100,000 114,033
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 116,929
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 106,283
4.65%, 8/15/2044 250,000 311,828
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 57,178
Cigna Corp. ,
4.13%, 11/15/2025 200,000 219,982
4.90%, 12/15/2048 100,000 129,448
3.40%, 3/15/2050 175,000 184,596
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 63,339
4.35%, 11/1/2042 50,000 57,592
4.19%, 10/1/2049 25,000 29,409
CVS Health Corp. ,
3.70%, 3/9/2023 435,000 451,786
4.30%, 3/25/2028 59,000 66,797
3.75%, 4/1/2030 100,000 110,184
2.13%, 9/15/2031 90,000 87,825
5.13%, 7/20/2045 100,000 131,574
5.05%, 3/25/2048 300,000 394,417
HCA, Inc. ,
5.00%, 3/15/2024 200,000 217,673
4.50%, 2/15/2027 250,000 277,432
5.25%, 6/15/2049 100,000 129,666
Humana, Inc. ,
3.95%, 8/15/2049 100,000 116,522
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 186,052
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 200,000 209,853
McKesson Corp. ,
1.30%, 8/15/2026 100,000 98,026
3.95%, 2/16/2028 100,000 110,762
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 29,893
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 94,651
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 23,968
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 17,825
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 56,769
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 14,434
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 43,695
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 272,297
3.88%, 12/15/2028 200,000 226,122
5.80%, 3/15/2036 200,000 275,271
3.25%, 5/15/2051 100,000 108,668
3.88%, 8/15/2059 150,000 180,616
3.13%, 5/15/2060 50,000 52,368
5,402,650
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 235,839
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 53,969
3.25%, 2/15/2030 65,000 66,827
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 102,247
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 63,472
Series R, 3.13%, 6/15/2026 200,000 211,782
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 109,022
4.88%, 12/9/2045 250,000 325,848
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 216,050
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 108,688
4.45%, 8/15/2049 50,000 62,258
3.50%, 11/15/2050 100,000 108,475
1,664,477
Household Durables 0.2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 88,450
Lennar Corp. ,
5.88%, 11/15/2024 300,000 334,452
MDC Holdings, Inc. ,
2.50%, 1/15/2031 100,000 96,738
PulteGroup, Inc. ,
5.00%, 1/15/2027 200,000 229,574
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 107,407
856,621

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 100,000 123,095
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 93,752
2.88%, 2/7/2050 50,000 52,035
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 217,420
3.50%, 10/25/2047 50,000 60,957
547,259
Independent Power and Renewable Electricity Producers
0.0%
†
Exelon Generation Co. LLC ,
5.60%, 6/15/2042 50,000 60,520
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 95,167
155,687
Industrial Conglomerates 0.2%
3M Co. ,
5.70%, 3/15/2037 50,000 69,441
3.25%, 8/26/2049 125,000 136,359
General Electric Co. ,
3.38%, 3/11/2024 150,000 158,366
6.75%, 3/15/2032 106,000 145,692
6.88%, 1/10/2039 100,000 152,191
Honeywell International, Inc. ,
3.81%, 11/21/2047 100,000 121,262
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 59,040
1.75%, 2/15/2031 100,000 94,425
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 71,746
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 266,791
1,275,313
Insurance 0.8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 268,966
3.60%, 4/1/2030 110,000 122,144
Allstate Corp. (The) ,
4.20%, 12/15/2046 100,000 124,298
American International Group,
Inc. ,
4.75%, 4/1/2048 150,000 193,273
Aon plc ,
4.75%, 5/15/2045 100,000 128,680
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 277,745
Athene Holding Ltd. ,
4.13%, 1/12/2028 200,000 221,533
Berkshire Hathaway Finance
Corp. ,
1.45%, 10/15/2030 200,000 191,424
4.40%, 5/15/2042 150,000 185,446
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 141,000 152,857
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 257,543
3.35%, 5/3/2026 45,000 48,655
4.35%, 11/3/2045 100,000 127,766
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 55,355
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 39,029
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 98,196
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 70,730
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 121,044
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 110,707
Markel Corp. ,
5.00%, 5/20/2049 50,000 65,213
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 100,000 136,719
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 116,141
4.13%, 8/13/2042 200,000 238,036
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 55,429
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 154,105
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 150,316
3.70%, 3/13/2051 100,000 115,931
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 100,000 121,857
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 185,445
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 30,979
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 164,421
4,329,983
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 200,000 179,614
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 214,626
394,240
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.20%, 12/6/2047 250,000 281,088
Amazon.com, Inc. ,
3.15%, 8/22/2027 350,000 379,052
2.50%, 6/3/2050 200,000 191,521
4.25%, 8/22/2057 200,000 262,262
eBay, Inc. ,
4.00%, 7/15/2042 100,000 113,093
1,227,016

46 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 94,403
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 85,874
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 200,000 196,604
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 208,788
3.50%, 7/1/2029 400,000 431,743
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 56,661
International Business
Machines Corp. ,
5.88%, 11/29/2032 250,000 331,692
4.25%, 5/15/2049 100,000 122,431
Mastercard , Inc. ,
3.95%, 2/26/2048 150,000 183,587
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 36,421
2.30%, 6/1/2030 250,000 254,428
Visa, Inc. ,
4.15%, 12/14/2035 150,000 180,329
4.30%, 12/14/2045 100,000 128,114
2,311,075
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 107,856
3.90%, 11/19/2029 50,000 54,915
162,771
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 103,955
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 53,584
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 269,405
1.75%, 10/15/2028 40,000 39,407
2.60%, 10/1/2029 65,000 67,629
533,980
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 200,000 209,487
3.25%, 9/19/2049 100,000 111,156
Deere & Co. ,
3.90%, 6/9/2042 100,000 120,465
Dover Corp. ,
5.38%, 3/1/2041 50,000 65,009
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 100,000 131,561
Otis Worldwide Corp. ,
3.11%, 2/15/2040 100,000 102,916
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 200,000 214,319
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 53,555
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 100,000 102,378
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 52,993
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(c) 100,000 115,030
1,278,869
Media 0.7%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 100,000 107,242
3.75%, 2/15/2028 250,000 271,899
2.25%, 1/15/2029 25,000 24,542
2.80%, 4/1/2031 200,000 198,875
3.50%, 3/1/2042 50,000 48,824
6.48%, 10/23/2045 100,000 137,947
4.80%, 3/1/2050 150,000 170,491
3.70%, 4/1/2051 200,000 196,400
3.95%, 6/30/2062 50,000 48,955
Comcast Corp. ,
3.70%, 4/15/2024 100,000 106,645
3.40%, 4/1/2030 100,000 109,058
7.05%, 3/15/2033 105,000 150,993
3.97%, 11/1/2047 296,000 340,827
4.70%, 10/15/2048 225,000 291,408
2.89%, 11/1/2051(d) 100,000 97,274
2.94%, 11/1/2056(d) 305,000 294,084
4.95%, 10/15/2058 12,000 16,693
2.99%, 11/1/2063(d) 19,000 18,175
Discovery Communications
LLC ,
3.63%, 5/15/2030 100,000 107,585
5.30%, 5/15/2049 125,000 159,375
Fox Corp. ,
5.48%, 1/25/2039 100,000 129,319
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 270,025
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 68,469
5.50%, 9/1/2041 100,000 122,328
ViacomCBS , Inc. ,
5.50%, 5/15/2033 82,000 103,351
4.38%, 3/15/2043 200,000 228,674
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 268,445
4,087,903
Metals & Mining 0.2%
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 150,000 200,065
Newmont Corp. ,
5.88%, 4/1/2035 64,000 84,329
Nucor Corp. ,
4.00%, 8/1/2023 250,000 262,685

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 194,788
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 138,875
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 59,709
Vale Overseas Ltd. ,
6.25%, 8/10/2026 150,000 173,964
6.88%, 11/10/2039 100,000 131,776
1,246,191
Multiline Retail 0.1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 59,294
Target Corp. ,
2.50%, 4/15/2026 250,000 264,045
3.90%, 11/15/2047 100,000 124,958
448,297
Multi-Utilities 0.5%
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 266,446
4.45%, 1/15/2049 100,000 126,014
4.25%, 10/15/2050 100,000 123,850
2.85%, 5/15/2051 200,000 196,050
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 130,406
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 105,714
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 202,715
3.70%, 11/15/2059 100,000 108,743
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 176,828
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 282,352
Series B, 5.95%, 6/15/2035 174,000 231,223
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 103,589
NiSource, Inc. ,
1.70%, 2/15/2031 25,000 23,554
4.38%, 5/15/2047 100,000 120,801
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 105,808
Sempra Energy ,
4.05%, 12/1/2023 100,000 105,896
4.00%, 2/1/2048 150,000 169,471
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 150,000 141,142
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 200,000 191,174
2,911,776
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 269,489
4.23%, 11/6/2028 150,000 171,079
3.63%, 4/6/2030 200,000 221,473
1.75%, 8/10/2030 200,000 193,559
BP Capital Markets plc ,
3.51%, 3/17/2025 250,000 268,218
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 85,000 113,664
Cenovus Energy, Inc. ,
4.25%, 4/15/2027 300,000 328,742
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 114,289
3.70%, 11/15/2029 65,000 69,740
2.74%, 12/31/2039(d) 25,000 24,430
Chevron Corp. ,
2.36%, 12/5/2022 250,000 254,105
2.95%, 5/16/2026 250,000 266,412
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 270,632
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 214,106
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 100,000 132,837
ConocoPhillips ,
6.50%, 2/1/2039 200,000 295,243
Devon Energy Corp. ,
5.00%, 6/15/2045 100,000 121,654
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(c) 50,000 54,219
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 160,747
Energy Transfer LP ,
4.25%, 3/15/2023 250,000 259,173
4.75%, 1/15/2026 100,000 110,716
5.50%, 6/1/2027 200,000 231,459
5.25%, 4/15/2029 100,000 116,151
3.75%, 5/15/2030 200,000 213,166
6.50%, 2/1/2042 150,000 196,060
5.00%, 5/15/2050 100,000 117,089
Enterprise Products Operating
LLC ,
6.13%, 10/15/2039 90,000 123,565
4.80%, 2/1/2049 75,000 92,552
4.95%, 10/15/2054 200,000 257,132
Equinor ASA ,
3.25%, 11/18/2049 100,000 108,308
3.70%, 4/6/2050 100,000 117,258
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 101,489
3.18%, 3/15/2024 200,000 209,889
2.71%, 3/6/2025 250,000 262,286
2.99%, 3/19/2025 200,000 211,420
3.48%, 3/19/2030 200,000 221,442
4.23%, 3/19/2040 200,000 239,136

48 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.,
4.11%, 3/1/2046 100,000 120,153
Hess Corp. ,
4.30%, 4/1/2027 100,000 109,677
7.30%, 8/15/2031 127,000 170,409
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 182,656
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 150,000 182,741
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 113,761
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 106,691
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 100,000 138,975
MPLX LP ,
4.50%, 7/15/2023 150,000 157,565
2.65%, 8/15/2030 100,000 99,525
4.70%, 4/15/2048 150,000 176,394
ONEOK, Inc. ,
3.10%, 3/15/2030 100,000 103,112
4.95%, 7/13/2047 150,000 178,932
Phillips 66 ,
5.88%, 5/1/2042 100,000 137,385
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 100,000 108,382
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 283,485
Suncor Energy, Inc. ,
5.95%, 5/15/2035 89,000 115,393
4.00%, 11/15/2047 100,000 112,886
TotalEnergies Capital
International SA ,
3.70%, 1/15/2024 500,000 530,778
3.46%, 2/19/2029 100,000 110,198
3.46%, 7/12/2049 100,000 110,738
TransCanada PipeLines Ltd. ,
4.10%, 4/15/2030 150,000 167,980
5.10%, 3/15/2049 150,000 198,805
Valero Energy Corp. ,
6.63%, 6/15/2037 100,000 136,637
Williams Cos., Inc. (The) ,
5.40%, 3/4/2044 100,000 126,100
10,712,287
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 77,577
Personal Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 258,180
3.13%, 12/1/2049 100,000 109,394
367,574
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals 1.0%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 270,582
4.38%, 8/17/2048 150,000 195,909
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 335,777
3.20%, 6/15/2026 200,000 216,212
5.00%, 8/15/2045 190,000 258,724
4.25%, 10/26/2049 100,000 125,714
Eli Lilly & Co. ,
2.25%, 5/15/2050 200,000 185,418
GlaxoSmithKline Capital plc ,
3.38%, 6/1/2029 250,000 273,816
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 182,436
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 369,485
3.63%, 3/3/2037 250,000 289,945
Merck & Co., Inc. ,
3.40%, 3/7/2029 100,000 109,830
4.15%, 5/18/2043 100,000 122,290
4.00%, 3/7/2049 100,000 123,637
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 170,012
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 102,094
4.00%, 11/20/2045 100,000 122,646
2.75%, 8/14/2050 50,000 51,186
Pfizer, Inc. ,
3.00%, 12/15/2026 250,000 270,088
1.75%, 8/18/2031 100,000 97,252
4.13%, 12/15/2046 200,000 248,997
Pharmacia LLC ,
6.60%, 12/1/2028(c) 123,000 161,779
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 74,535
Sanofi ,
3.63%, 6/19/2028 250,000 282,521
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 200,000 204,489
Viatris , Inc. ,
3.85%, 6/22/2040 200,000 214,196
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 256,632
4.50%, 11/13/2025 115,000 128,188
4.70%, 2/1/2043 100,000 127,245
5,571,635
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 149,747
Road & Rail 0.5%
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 317,917
5.05%, 3/1/2041 300,000 393,573
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 154,138

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Canadian National Railway
Co.,
6.20%, 6/1/2036 64,000 89,411
Canadian Pacific Railway Co. ,
4.80%, 8/1/2045 150,000 192,768
CSX Corp. ,
5.50%, 4/15/2041 100,000 135,334
3.95%, 5/1/2050 150,000 179,167
Kansas City Southern ,
4.20%, 11/15/2069 50,000 59,621
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 94,207
2.55%, 11/1/2029 50,000 51,748
4.45%, 6/15/2045 50,000 62,390
4.05%, 8/15/2052 132,000 159,619
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 46,728
2.90%, 12/1/2026 90,000 94,866
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 112,793
3.25%, 2/5/2050 200,000 216,902
3.95%, 8/15/2059 100,000 120,363
3.84%, 3/20/2060 25,000 29,584
2,511,129
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 72,976
Broadcom, Inc. ,
4.15%, 11/15/2030 300,000 329,821
3.47%, 4/15/2034(d) 350,000 361,088
Intel Corp. ,
3.70%, 7/29/2025 150,000 162,917
3.75%, 3/25/2027 100,000 110,589
2.45%, 11/15/2029 100,000 103,146
4.10%, 5/11/2047 100,000 119,393
4.75%, 3/25/2050 150,000 199,344
3.05%, 8/12/2051 100,000 101,888
KLA Corp. ,
4.65%, 11/1/2024 215,000 235,989
3.30%, 3/1/2050 50,000 53,626
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 156,479
1.90%, 6/15/2030 60,000 59,391
2.88%, 6/15/2050 55,000 56,144
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 275,590
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 114,485
NXP BV ,
4.30%, 6/18/2029(d) 150,000 168,910
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 94,570
4.65%, 5/20/2035 250,000 309,038
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 126,918
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 104,523
3,316,825
Corporate Bonds
Principal
Amount ($) Value ($)
Software 0.7%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 74,514
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 256,134
2.40%, 8/8/2026 465,000 487,795
3.50%, 2/12/2035 65,000 74,662
3.45%, 8/8/2036 120,000 137,918
2.92%, 3/17/2052 330,000 349,374
2.68%, 6/1/2060 191,000 189,929
Oracle Corp. ,
2.40%, 9/15/2023 350,000 359,662
2.65%, 7/15/2026 145,000 150,709
2.80%, 4/1/2027 400,000 418,066
2.88%, 3/25/2031 200,000 205,182
4.30%, 7/8/2034 150,000 169,685
3.60%, 4/1/2040 300,000 312,646
3.60%, 4/1/2050 275,000 280,754
3.85%, 4/1/2060 150,000 156,677
salesforce.com, Inc. ,
2.90%, 7/15/2051 150,000 154,349
ServiceNow , Inc. ,
1.40%, 9/1/2030 75,000 70,195
VMware, Inc. ,
2.20%, 8/15/2031 200,000 194,627
4,042,878
Specialty Retail 0.3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 24,238
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 262,464
Home Depot, Inc. (The) ,
5.88%, 12/16/2036 25,000 35,217
4.40%, 3/15/2045 200,000 254,371
4.50%, 12/6/2048 100,000 131,321
3.13%, 12/15/2049 100,000 106,950
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 200,000 220,832
2.63%, 4/1/2031 100,000 102,245
3.00%, 10/15/2050 150,000 150,211
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 113,427
1,401,276
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
0.75%, 5/11/2023 500,000 501,921
3.45%, 5/6/2024 300,000 319,363
2.50%, 2/9/2025 170,000 177,573
2.45%, 8/4/2026 190,000 199,009
3.00%, 11/13/2027 100,000 107,533
1.65%, 5/11/2030 25,000 24,290
1.65%, 2/8/2031 200,000 193,715
3.85%, 5/4/2043 250,000 295,409
4.38%, 5/13/2045 145,000 185,445
4.65%, 2/23/2046 230,000 303,942
3.85%, 8/4/2046 75,000 89,380
Dell International LLC ,
8.35%, 7/15/2046 150,000 249,266

50 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(c) 50,000 68,591
HP, Inc. ,
6.00%, 9/15/2041 50,000 66,018
2,781,455
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 107,122
3.38%, 11/1/2046 100,000 113,340
220,462
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 250,000 268,248
Tobacco 0.3%
Altria Group, Inc. ,
3.40%, 5/6/2030 200,000 209,403
4.25%, 8/9/2042 100,000 103,014
3.88%, 9/16/2046 200,000 198,212
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 157,737
3.56%, 8/15/2027 200,000 211,822
4.39%, 8/15/2037 100,000 106,905
4.76%, 9/6/2049 50,000 54,256
3.98%, 9/25/2050 100,000 97,650
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 200,000 223,837
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 109,099
5.70%, 8/15/2035 75,000 88,932
1,560,867
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 254,401
3.63%, 12/1/2027 250,000 265,741
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 52,682
4.13%, 5/1/2024 100,000 105,439
GATX Corp. ,
4.00%, 6/30/2030 200,000 223,486
901,749
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 150,000 184,591
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
2.88%, 5/7/2030 200,000 207,555
6.38%, 3/1/2035 123,000 170,367
Rogers Communications, Inc. ,
5.00%, 3/15/2044 150,000 182,365
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 200,000 218,681
2.55%, 2/15/2031 300,000 297,709
4.38%, 4/15/2040 100,000 114,242
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
4.50%, 4/15/2050 100,000 118,196
Vodafone Group plc ,
4.88%, 6/19/2049 100,000 124,743
4.25%, 9/17/2050 140,000 164,106
1,597,964
Total Corporate Bonds
(cost $135,902,955)
145,614,318
Foreign Government Securities 1.8%
CANADA 0.3%
Export Development Canada ,
2.50%, 1/24/2023 500,000 512,837
Province of Alberta ,
2.95%, 1/23/2024 250,000 262,344
3.30%, 3/15/2028 100,000 109,954
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 112,311
Province of Ontario ,
1.13%, 10/7/2030 500,000 472,090
Province of Quebec ,
7.50%, 9/15/2029 200,000 282,270
1,751,806
CHILE 0.0%
†
Republic of Chile ,
3.10%, 1/22/2061 200,000 184,346
GERMANY 0.1%
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 418,632
HUNGARY 0.1%
Hungary Government Bond ,
5.75%, 11/22/2023 200,000 219,250
5.38%, 3/25/2024 500,000 550,000
769,250
INDONESIA 0.1%
Republic of Indonesia ,
4.35%, 1/11/2048 250,000 280,724
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 259,980
4.13%, 1/17/2048 200,000 239,788
499,768
ITALY 0.2%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 222,212
2.38%, 10/17/2024 200,000 205,779
1.25%, 2/17/2026 200,000 194,942

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 51
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY
Italian Republic Government
Bond (continued)
2.88%, 10/17/2029 200,000 203,846
826,779
JAPAN 0.3%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,054,323
2.00%, 10/17/2029 500,000 509,337
1,563,660
MEXICO 0.1%
United Mexican States ,
5.55%, 1/21/2045 200,000 238,738
5.00%, 4/27/2051 300,000 337,629
5.75%, 10/12/2110 200,000 231,240
807,607
PANAMA 0.1%
Republic of Panama ,
2.25%, 9/29/2032 200,000 188,376
6.70%, 1/26/2036 250,000 333,503
521,879
PERU 0.1%
Republic of Peru ,
3.30%, 3/11/2041 200,000 196,316
2.78%, 12/1/2060 200,000 172,162
368,478
PHILIPPINES 0.2%
Republic of Philippines ,
7.75%, 1/14/2031 350,000 502,895
6.38%, 10/23/2034 250,000 343,685
846,580
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 266,175
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 367,875
Republic of Korea ,
5.63%, 11/3/2025 200,000 233,262
2.50%, 6/19/2029 200,000 211,416
812,553
URUGUAY 0.0%
†
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 200,000 260,286
Total Foreign Government Securities
(cost $9,720,790)
10,178,523
Mortgage-Backed Securities 27.3%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 85 90
Pool# D60780
8.00%, 6/1/2025 308 317
Pool# G30267
5.00%, 8/1/2025 43,916 48,249
Pool# J18127
3.00%, 3/1/2027 74,091 77,943
Pool# J18702
3.00%, 3/1/2027 70,526 74,173
Pool# J19106
3.00%, 5/1/2027 31,924 33,689
Pool# J20471
3.00%, 9/1/2027 140,327 147,631
Pool# D82854
7.00%, 10/1/2027 69 69
Pool# G14609
3.00%, 11/1/2027 195,706 205,859
Pool# C00566
7.50%, 12/1/2027 306 343
Pool# G15100
2.50%, 7/1/2028 65,557 68,526
Pool# C18271
7.00%, 11/1/2028 1,210 1,325
Pool# C00678
7.00%, 11/1/2028 383 431
Pool# C00836
7.00%, 7/1/2029 275 314
Pool# C31285
7.00%, 9/1/2029 451 493
Pool# C31282
7.00%, 9/1/2029 39 40
Pool# C37436
8.00%, 1/1/2030 740 856
Pool# C36429
7.00%, 2/1/2030 384 396
Pool# C36306
7.00%, 2/1/2030 377 392
Pool# C00921
7.50%, 2/1/2030 513 590
Pool# G01108
7.00%, 4/1/2030 182 206
Pool# C37703
7.50%, 4/1/2030 414 435
Pool# G18552
3.00%, 5/1/2030 324,518 342,214
Pool# J32257
3.00%, 7/1/2030 21,832 23,035
Pool# J32255
3.00%, 7/1/2030 20,874 22,049
Pool# C41561
8.00%, 8/1/2030 1,202 1,252
Pool# C01051
8.00%, 9/1/2030 845 990
Pool# C43550
7.00%, 10/1/2030 887 916
Pool# C44017
7.50%, 10/1/2030 281 285
Pool# C43967
8.00%, 10/1/2030 1,831 1,839

52 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44957
8.00%, 11/1/2030 547 558
Pool# C01106
7.00%, 12/1/2030 3,602 4,079
Pool# C01103
7.50%, 12/1/2030 424 499
Pool# C46932
7.50%, 1/1/2031 409 424
Pool# C01116
7.50%, 1/1/2031 354 411
Pool# G01217
7.00%, 3/1/2031 4,062 4,639
Pool# C48206
7.50%, 3/1/2031 1,085 1,089
Pool# C91366
4.50%, 4/1/2031 54,507 59,442
Pool# G18601
3.00%, 5/1/2031 18,110 19,098
Pool# G18605
3.00%, 6/1/2031 9,607 10,130
Pool# C91377
4.50%, 6/1/2031 29,825 32,529
Pool# C53324
7.00%, 6/1/2031 997 1,061
Pool# C01209
8.00%, 6/1/2031 210 214
Pool# C54792
7.00%, 7/1/2031 1,119 1,153
Pool# J35107
2.50%, 8/1/2031 27,317 28,608
Pool# G01309
7.00%, 8/1/2031 506 570
Pool# G01311
7.00%, 9/1/2031 4,103 4,643
Pool# C01222
7.00%, 9/1/2031 526 614
Pool# G01315
7.00%, 9/1/2031 141 161
Pool# J35522
2.50%, 10/1/2031 115,005 120,111
Pool# C58694
7.00%, 10/1/2031 2,759 3,005
Pool# C60012
7.00%, 11/1/2031 442 456
Pool# C61298
8.00%, 11/1/2031 1,585 1,625
Pool# J35957
2.50%, 12/1/2031 209,179 218,464
Pool# C61105
7.00%, 12/1/2031 3,399 3,659
Pool# C01305
7.50%, 12/1/2031 240 251
Pool# C63171
7.00%, 1/1/2032 2,891 3,261
Pool# V61548
2.50%, 2/1/2032 231,061 242,011
Pool# G01391
7.00%, 4/1/2032 6,999 7,964
Pool# C01345
7.00%, 4/1/2032 2,269 2,645
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01370
8.00%, 4/1/2032 639 724
Pool# G16285
3.50%, 5/1/2032 16,429 17,579
Pool# C01381
8.00%, 5/1/2032 7,486 8,676
Pool# C68290
7.00%, 6/1/2032 1,503 1,634
Pool# C68300
7.00%, 6/1/2032 622 625
Pool# G01449
7.00%, 7/1/2032 4,457 5,092
Pool# C69908
7.00%, 8/1/2032 15,572 17,469
Pool# C91558
3.50%, 9/1/2032 63,162 67,616
Pool# G16407
2.50%, 1/1/2033 86,625 91,170
Pool# G16408
2.50%, 1/1/2033 48,736 51,202
Pool# G01536
7.00%, 3/1/2033 6,144 7,089
Pool# G30646
3.00%, 5/1/2033 103,598 110,240
Pool# G30642
3.00%, 5/1/2033 52,082 55,424
Pool# K90535
3.00%, 5/1/2033 22,250 23,681
Pool# A16419
6.50%, 11/1/2033 9,916 11,156
Pool# A16522
6.50%, 12/1/2033 12,710 14,767
Pool# C01806
7.00%, 1/1/2034 7,949 8,438
Pool# A21356
6.50%, 4/1/2034 31,411 35,772
Pool# C01851
6.50%, 4/1/2034 13,667 15,535
Pool# A24301
6.50%, 5/1/2034 18,371 20,670
Pool# A22067
6.50%, 5/1/2034 13,256 15,345
Pool# A24988
6.50%, 7/1/2034 7,327 8,244
Pool# G01741
6.50%, 10/1/2034 5,085 5,776
Pool# G08023
6.50%, 11/1/2034 9,901 11,537
Pool# A33137
6.50%, 1/1/2035 2,503 2,816
Pool# G08064
6.50%, 4/1/2035 5,518 6,455
Pool# G01947
7.00%, 5/1/2035 5,270 6,001
Pool# G08088
6.50%, 10/1/2035 53,890 62,593
Pool# A39759
5.50%, 11/1/2035 3,536 4,068
Pool# A40376
5.50%, 12/1/2035 2,652 3,077

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A42305
5.50%, 1/1/2036 5,709 6,489
Pool# A41548
7.00%, 1/1/2036 7,825 8,193
Pool# G08111
5.50%, 2/1/2036 12,381 14,423
Pool# A43886
5.50%, 3/1/2036 208,250 240,469
Pool# A43861
5.50%, 3/1/2036 32,379 36,406
Pool# G08116
5.50%, 3/1/2036 14,685 17,106
Pool# A43534
6.50%, 3/1/2036 1,414 1,591
Pool# A48735
5.50%, 5/1/2036 4,754 5,328
Pool# G08136
6.50%, 6/1/2036 6,069 7,098
Pool# A53039
6.50%, 10/1/2036 30,588 34,416
Pool# C91982
3.50%, 3/1/2038 55,339 58,875
Pool# G04251
6.50%, 4/1/2038 3,426 3,972
Pool# G04569
6.50%, 8/1/2038 4,104 4,623
Pool# C92013
3.50%, 9/1/2038 90,900 96,421
Pool# A84252
6.50%, 1/1/2039 14,591 16,563
Pool# A84287
6.50%, 1/1/2039 7,629 8,786
Pool# G05535
4.50%, 7/1/2039 374,512 418,761
Pool# G60342
4.50%, 5/1/2042 78,564 87,453
Pool# G60195
4.00%, 6/1/2042 200,927 221,971
Pool# G07158
3.50%, 10/1/2042 90,896 97,995
Pool# G07163
3.50%, 10/1/2042 76,393 82,907
Pool# Q12051
3.50%, 10/1/2042 75,159 81,593
Pool# Q11532
3.50%, 10/1/2042 61,266 66,481
Pool# Q12052
3.50%, 10/1/2042 33,493 36,312
Pool# C09020
3.50%, 11/1/2042 288,147 312,812
Pool# G07264
3.50%, 12/1/2042 118,065 127,657
Pool# Q14292
3.50%, 1/1/2043 32,752 35,546
Pool# Q14881
3.50%, 1/1/2043 30,468 33,062
Pool# V80002
2.50%, 4/1/2043 188,292 195,334
Pool# Q16915
3.00%, 4/1/2043 351,891 374,701
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q17675
3.50%, 4/1/2043 161,480 175,245
Pool# Q18523
3.50%, 5/1/2043 254,187 274,138
Pool# Q18751
3.50%, 6/1/2043 425,476 459,779
Pool# G07410
3.50%, 7/1/2043 66,727 72,473
Pool# Q20332
3.50%, 7/1/2043 11,998 13,024
Pool# G07459
3.50%, 8/1/2043 243,391 263,517
Pool# Q26869
4.00%, 6/1/2044 351,759 387,994
Pool# G07946
4.00%, 7/1/2044 66,701 73,710
Pool# Q28607
3.50%, 9/1/2044 61,601 66,514
Pool# G61231
3.50%, 9/1/2044 11,017 11,908
Pool# G08609
3.50%, 10/1/2044 25,535 27,440
Pool# Q30833
4.00%, 1/1/2045 6,039 6,667
Pool# G60400
4.50%, 1/1/2045 58,661 65,233
Pool# Q34165
4.00%, 6/1/2045 133,539 147,019
Pool# V81873
4.00%, 8/1/2045 13,373 14,660
Pool# G08669
4.00%, 9/1/2045 69,734 76,124
Pool# Q38357
4.00%, 1/1/2046 5,448 5,946
Pool# G61365
4.50%, 1/1/2046 59,431 65,843
Pool# G08697
3.00%, 3/1/2046 97,956 103,319
Pool# Q39440
4.00%, 3/1/2046 4,496 4,885
Pool# G08704
4.50%, 4/1/2046 10,787 11,817
Pool# Q40097
4.50%, 4/1/2046 1,303 1,413
Pool# G60582
3.50%, 5/1/2046 72,811 78,503
Pool# Q40718
3.50%, 5/1/2046 18,892 20,221
Pool# G08707
4.00%, 5/1/2046 87,823 95,454
Pool# G08708
4.50%, 5/1/2046 8,084 8,891
Pool# Q40728
4.50%, 5/1/2046 1,183 1,283
Pool# Q41548
3.00%, 7/1/2046 19,203 20,309
Pool# Q41903
3.50%, 7/1/2046 110,483 118,456
Pool# Q41491
3.50%, 7/1/2046 9,719 10,378

54 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41935
3.50%, 7/1/2046 8,867 9,561
Pool# G61791
4.00%, 7/1/2046 11,587 12,791
Pool# Q41947
4.50%, 7/1/2046 4,076 4,467
Pool# G08715
3.00%, 8/1/2046 135,875 143,274
Pool# Q42596
3.50%, 8/1/2046 91,446 98,070
Pool# Q42393
3.50%, 8/1/2046 18,106 19,223
Pool# Q42203
3.50%, 8/1/2046 14,002 15,004
Pool# G61323
3.00%, 9/1/2046 166,641 177,288
Pool# G08721
3.00%, 9/1/2046 101,442 106,933
Pool# V82617
3.50%, 9/1/2046 70,871 76,046
Pool# G08722
3.50%, 9/1/2046 15,122 16,199
Pool# G60733
4.50%, 9/1/2046 26,845 29,853
Pool# G60722
3.00%, 10/1/2046 262,150 278,143
Pool# Q44035
3.00%, 10/1/2046 130,250 137,614
Pool# G61815
4.00%, 10/1/2046 7,966 8,695
Pool# G61257
3.00%, 11/1/2046 257,807 270,853
Pool# Q44452
3.00%, 11/1/2046 56,039 58,955
Pool# G08732
3.00%, 11/1/2046 16,358 17,277
Pool# Q44473
3.50%, 11/1/2046 14,982 15,897
Pool# Q44223
3.50%, 11/1/2046 9,321 9,917
Pool# G08734
4.00%, 11/1/2046 144,339 156,763
Pool# G08737
3.00%, 12/1/2046 701,008 738,568
Pool# G60989
3.00%, 12/1/2046 102,405 108,299
Pool# Q45878
3.00%, 12/1/2046 19,141 20,124
Pool# Q45024
3.50%, 12/1/2046 45,443 49,352
Pool# G61862
3.50%, 12/1/2046 16,985 18,204
Pool# G08741
3.00%, 1/1/2047 143,966 152,828
Pool# G08747
3.00%, 2/1/2047 243,211 258,375
Pool# G08748
3.50%, 2/1/2047 24,334 25,936
Pool# G08749
4.00%, 2/1/2047 198,294 214,297
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08751
3.50%, 3/1/2047 103,404 110,088
Pool# Q47592
3.50%, 4/1/2047 38,614 41,081
Pool# Q47484
3.50%, 4/1/2047 24,920 26,759
Pool# G60988
3.00%, 5/1/2047 572,767 607,714
Pool# Q48098
3.50%, 5/1/2047 93,259 100,016
Pool# G61390
3.00%, 6/1/2047 200,745 211,950
Pool# V83270
3.50%, 7/1/2047 34,240 36,377
Pool# G08770
3.50%, 7/1/2047 29,732 31,698
Pool# G61339
3.00%, 8/1/2047 54,254 57,276
Pool# G08774
3.50%, 8/1/2047 48,105 51,117
Pool# Q49917
3.50%, 8/1/2047 29,383 31,234
Pool# Q53085
3.00%, 9/1/2047 41,466 43,944
Pool# G61295
3.50%, 9/1/2047 107,220 116,426
Pool# G08779
3.50%, 9/1/2047 82,112 87,241
Pool# G61622
3.00%, 10/1/2047 130,238 137,595
Pool# G08785
4.00%, 10/1/2047 5,969 6,399
Pool# Q52075
4.00%, 11/1/2047 108,033 116,312
Pool# V83598
3.50%, 12/1/2047 28,519 30,264
Pool# G67707
3.50%, 1/1/2048 129,504 140,792
Pool# G61311
3.50%, 2/1/2048 139,909 148,542
Pool# T65458
3.50%, 2/1/2048 109,738 114,259
Pool# G08800
3.50%, 2/1/2048 13,529 14,346
Pool# Q54460
4.00%, 2/1/2048 87,724 95,428
Pool# G08801
4.00%, 2/1/2048 40,824 43,823
Pool# G61298
4.00%, 2/1/2048 10,644 11,610
Pool# G61929
3.50%, 3/1/2048 37,831 40,187
Pool# Q54727
3.50%, 3/1/2048 33,803 35,903
Pool# Q55401
5.00%, 4/1/2048 9,507 10,525
Pool# V84237
3.50%, 5/1/2048 110,752 117,263
Pool# G08820
4.50%, 5/1/2048 134,366 145,776

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67713
4.00%, 6/1/2048 18,430 20,132
Pool# G67712
4.00%, 6/1/2048 12,624 13,979
Pool# G08817
4.00%, 6/1/2048 8,861 9,476
Pool# G08827
4.50%, 7/1/2048 71,897 77,790
Pool# Q57401
4.50%, 7/1/2048 23,055 25,287
Pool# Q57402
4.50%, 7/1/2048 10,235 11,232
Pool# G08831
4.00%, 8/1/2048 74,240 79,503
Pool# G67716
4.50%, 10/1/2048 76,924 85,395
Pool# G08843
4.50%, 10/1/2048 19,338 20,943
Pool# V85044
4.00%, 12/1/2048 32,697 35,461
Pool# G61846
4.00%, 1/1/2049 149 159
Pool# V85139
4.50%, 1/1/2049 9,271 10,015
Pool# V85279
3.50%, 4/1/2049 29,134 31,240
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 30,648 32,397
Pool# 2B0108
2.34%, 1/1/2042(a) 1,527 1,544
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 483,583 507,612
Pool# SB0218
3.00%, 10/1/2033 53,243 56,076
Pool# SB0095
3.50%, 7/1/2034 78,272 83,489
Pool# SB8500
2.50%, 7/1/2035 316,042 332,906
Pool# SB0479
2.50%, 10/1/2035 66,233 69,244
Pool# RC1826
2.00%, 2/1/2036 299,705 307,785
Pool# RC1887
2.00%, 3/1/2036 461,026 475,981
Pool# RC2049
2.00%, 6/1/2036 722,615 742,220
Pool# RC2045
2.00%, 6/1/2036 24,687 25,353
Pool# SB8119
2.00%, 9/1/2036 147,188 151,157
Pool# QA2226
3.00%, 7/1/2046 305,839 322,327
Pool# ZS4688
3.00%, 11/1/2046 120,357 127,071
Pool# ZS4693
3.00%, 12/1/2046 458,492 482,894
Pool# ZM2339
3.50%, 1/1/2047 76,852 81,563
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZS4746
3.00%, 12/1/2047 355,699 372,269
Pool# ZA6139
4.50%, 12/1/2048 67,949 73,398
Pool# ZA6536
4.00%, 3/1/2049 16,581 17,737
Pool# ZA6380
4.00%, 3/1/2049 15,678 16,765
Pool# RA1859
3.00%, 12/1/2049 247,108 257,822
Pool# QA8965
3.00%, 4/1/2050 281,881 294,875
Pool# RA2579
3.00%, 5/1/2050 111,278 117,027
Pool# RA2621
4.00%, 5/1/2050 71,713 76,634
Pool# RA3022
2.50%, 6/1/2050 245,160 253,011
Pool# SD7521
2.50%, 7/1/2050 675,110 699,247
Pool# SD7523
2.50%, 8/1/2050 317,962 329,389
Pool# RA3382
3.00%, 8/1/2050 241,511 254,030
Pool# SD0514
2.00%, 10/1/2050 251,456 252,922
Pool# RA3723
2.00%, 10/1/2050 134,967 135,044
Pool# RA3935
2.50%, 11/1/2050 502,163 516,207
Pool# RA3932
2.50%, 11/1/2050 279,843 290,736
Pool# RA3987
2.50%, 11/1/2050 168,498 173,176
Pool# RA3934
2.50%, 11/1/2050 153,005 158,113
Pool# RA4411
2.50%, 1/1/2051 859,472 883,332
Pool# RA4351
2.50%, 1/1/2051 328,481 338,644
Pool# RA4410
2.50%, 1/1/2051 254,683 263,166
Pool# RA4652
2.00%, 2/1/2051 1,511,431 1,512,289
Pool# RA4493
2.00%, 2/1/2051 927,697 928,223
Pool# QB9104
2.00%, 2/1/2051 406,213 406,444
Pool# RA4737
2.00%, 3/1/2051 1,175,950 1,178,436
Pool# RA4718
2.00%, 3/1/2051 677,472 677,861
Pool# RA4727
2.00%, 3/1/2051 358,826 359,251
Pool# SD7537
2.00%, 3/1/2051 170,619 171,208
Pool# SD8140
2.00%, 4/1/2051 1,655,434 1,656,374
Pool# SD8146
2.00%, 5/1/2051 3,675,916 3,678,002

56 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QC2070
2.00%, 5/1/2051 72,614 73,038
Pool# RA5436
2.00%, 6/1/2051 219,945 220,070
Pool# RA5373
2.00%, 6/1/2051 99,636 100,217
Pool# RA5398
2.00%, 7/1/2051 271,035 272,617
Pool# RA6140
2.00%, 10/1/2051 225,000 225,267
Pool# RA6091
2.00%, 10/1/2051 224,843 226,155
Pool# RA6085
2.00%, 10/1/2051 224,753 226,273
Pool# RA6236
2.00%, 11/1/2051 250,000 251,013
Pool# RA6188
2.00%, 11/1/2051 201,000 201,238
Pool# RA6216
2.00%, 11/1/2051 200,000 200,764
Pool# RA6234
2.00%, 11/1/2051 200,000 200,237
Pool# SD8182
2.00%, 12/1/2051 982,000 982,557
FNMA Pool
Pool# AC9890
1.96%, 4/1/2040(a) 195,611 205,678
Pool# AJ1249
2.06%, 9/1/2041(a) 41,691 43,944
Pool# AL1437
2.15%, 1/1/2042(a) 10,863 11,438
Pool# AK0714
2.18%, 2/1/2042(a) 2,074 2,119
Pool# AP1961
1.95%, 8/1/2042(a) 21,514 22,602
Pool# BF0203
3.00%, 2/1/2047 242,551 254,530
Pool# BF0206
4.00%, 2/1/2047 46,376 50,056
Pool# BF0200
3.50%, 11/1/2051 249,040 267,525
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 13,636 14,106
Pool# AA2549
4.00%, 4/1/2024 13,987 14,781
Pool# 935348
5.50%, 6/1/2024 4,085 4,115
Pool# AC1374
4.00%, 8/1/2024 19,744 20,864
Pool# AC1529
4.50%, 9/1/2024 10,769 11,249
Pool# AD0244
4.50%, 10/1/2024 7,594 7,927
Pool# AD4089
4.50%, 5/1/2025 107,440 113,501
Pool# 890216
4.50%, 7/1/2025 14,232 14,911
Pool# AH1361
3.50%, 12/1/2025 52,790 56,030
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1518
3.50%, 12/1/2025 24,934 26,453
Pool# AE6384
4.00%, 1/1/2026 4,703 4,980
Pool# AL0298
4.00%, 5/1/2026 86,118 91,314
Pool# AP4746
3.00%, 8/1/2027 48,878 51,679
Pool# AP4640
3.00%, 9/1/2027 40,659 42,986
Pool# AQ5096
3.00%, 11/1/2027 69,965 73,970
Pool# AQ4532
3.00%, 11/1/2027 54,194 57,297
Pool# AB6887
3.00%, 11/1/2027 52,485 55,486
Pool# AQ3758
3.00%, 11/1/2027 38,194 40,381
Pool# AQ7406
3.00%, 11/1/2027 32,981 34,794
Pool# AB6886
3.00%, 11/1/2027 26,931 28,493
Pool# AQ2884
3.00%, 12/1/2027 32,640 34,508
Pool# AS0487
2.50%, 9/1/2028 143,826 150,553
Pool# 930998
4.50%, 4/1/2029 8,965 9,680
Pool# MA0243
5.00%, 11/1/2029 9,493 10,535
Pool# BM1507
2.50%, 12/1/2029 49,117 51,231
Pool# AL8077
3.50%, 12/1/2029 10,440 11,131
Pool# MA0268
5.00%, 12/1/2029 8,935 9,917
Pool# AX7727
2.50%, 3/1/2030 186,445 194,619
Pool# AD5655
5.00%, 5/1/2030 21,333 23,678
Pool# MA0443
5.00%, 5/1/2030 11,740 13,031
Pool# AB1038
5.00%, 5/1/2030 8,222 9,115
Pool# AS5412
2.50%, 7/1/2030 29,729 31,036
Pool# AS5420
3.00%, 7/1/2030 46,038 48,600
Pool# AS5702
2.50%, 8/1/2030 215,633 225,101
Pool# AY8448
3.00%, 8/1/2030 148,343 156,269
Pool# AZ2953
3.00%, 9/1/2030 171,253 180,481
Pool# AZ5718
3.00%, 9/1/2030 128,480 135,199
Pool# MA0559
5.00%, 9/1/2030 4,194 4,650
Pool# AS6060
3.00%, 10/1/2030 176,866 186,288

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9234
3.50%, 10/1/2030 10,765 11,455
Pool# AS6272
2.50%, 12/1/2030 41,754 43,588
Pool# AH1515
4.00%, 12/1/2030 176,369 190,048
Pool# AD0716
6.50%, 12/1/2030 123,679 139,116
Pool# BA6532
2.50%, 1/1/2031 33,148 34,572
Pool# BM5016
3.00%, 1/1/2031 142,520 150,690
Pool# MA0641
4.00%, 2/1/2031 170,930 184,198
Pool# 560868
7.50%, 2/1/2031 413 418
Pool# BC0774
3.00%, 3/1/2031 35,841 37,895
Pool# AS6919
3.50%, 3/1/2031 27,342 29,132
Pool# BC5968
2.50%, 4/1/2031 41,993 43,737
Pool# BC4430
3.00%, 4/1/2031 13,455 14,160
Pool# AL8566
3.00%, 6/1/2031 46,592 49,320
Pool# AL8565
3.00%, 6/1/2031 40,539 42,865
Pool# AL8561
3.50%, 6/1/2031 29,565 31,893
Pool# AS8028
2.50%, 9/1/2031 124,350 129,758
Pool# MA2775
2.50%, 10/1/2031 258,860 270,253
Pool# AS8038
2.50%, 10/1/2031 134,928 140,795
Pool# BC4777
2.50%, 10/1/2031 94,658 98,824
Pool# AS8612
3.00%, 10/1/2031 47,658 50,228
Pool# 607212
7.50%, 10/1/2031 2,220 2,281
Pool# 607632
6.50%, 11/1/2031 21 23
Pool# MA2830
2.50%, 12/1/2031 100,549 104,976
Pool# BM3814
2.50%, 12/1/2031 68,584 71,656
Pool# AS8609
3.00%, 1/1/2032 59,754 62,997
Pool# AL9786
3.00%, 1/1/2032 40,632 43,074
Pool# AL9585
3.50%, 1/1/2032 15,106 16,299
Pool# BM4624
3.00%, 2/1/2032 51,579 54,598
Pool# AS8767
3.00%, 2/1/2032 45,021 47,694
Pool# AL9740
3.00%, 2/1/2032 24,987 26,492
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9871
3.00%, 2/1/2032 20,774 22,113
Pool# BM1007
2.50%, 3/1/2032 120,210 125,437
Pool# AL9899
3.00%, 3/1/2032 79,038 83,837
Pool# BM3269
2.50%, 4/1/2032 110,599 115,389
Pool# MA1029
3.50%, 4/1/2032 145,526 157,589
Pool# AS9695
3.50%, 5/1/2032 61,471 66,086
Pool# BM4088
3.00%, 6/1/2032 44,384 46,772
Pool# 890786
3.50%, 6/1/2032 54,864 59,265
Pool# MA1107
3.50%, 7/1/2032 41,513 44,427
Pool# BH6610
3.50%, 7/1/2032 15,367 16,390
Pool# BM1669
3.00%, 8/1/2032 25,412 27,071
Pool# BH5355
3.50%, 8/1/2032 14,836 15,830
Pool# MA1166
3.50%, 9/1/2032 223,476 239,168
Pool# BM5167
3.50%, 9/1/2032 11,341 12,082
Pool# CA0586
2.50%, 10/1/2032 11,775 12,388
Pool# BH9391
3.50%, 10/1/2032 11,733 12,527
Pool# BM3389
3.00%, 11/1/2032 52,172 55,703
Pool# BM3977
3.00%, 12/1/2032 93,586 98,771
Pool# CA0951
3.00%, 12/1/2032 61,201 64,648
Pool# FM1661
2.50%, 1/1/2033 277,228 289,170
Pool# BM4338
2.50%, 1/1/2033 110,444 115,227
Pool# BM3919
3.00%, 2/1/2033 24,572 26,247
Pool# 656559
6.50%, 2/1/2033 9,890 11,124
Pool# 694846
6.50%, 4/1/2033 4,650 5,230
Pool# AB9402
3.00%, 5/1/2033 128,029 136,254
Pool# AB9403
3.00%, 5/1/2033 51,601 54,901
Pool# AB9300
3.00%, 5/1/2033 45,284 48,193
Pool# MA3372
4.00%, 5/1/2033 19,386 20,571
Pool# 254767
5.50%, 6/1/2033 304,582 351,645
Pool# MA1527
3.00%, 8/1/2033 236,388 250,541

58 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 750229
6.50%, 10/1/2033 12,851 14,455
Pool# 725228
6.00%, 3/1/2034 326,269 378,564
Pool# 788027
6.50%, 9/1/2034 15,344 17,259
Pool# 735141
5.50%, 1/1/2035 179,631 208,401
Pool# 735227
5.50%, 2/1/2035 188,951 219,340
Pool# FM5474
2.50%, 10/1/2035 413,121 430,287
Pool# FM4900
2.00%, 12/1/2035 74,143 76,226
Pool# CA8789
2.00%, 2/1/2036 433,610 445,301
Pool# CA9141
2.00%, 2/1/2036 419,254 433,404
Pool# CA9145
2.00%, 2/1/2036 366,863 376,755
Pool# FM5571
2.00%, 2/1/2036 222,423 228,616
Pool# CA9475
2.00%, 3/1/2036 112,828 115,870
Pool# CB0262
2.00%, 4/1/2036 2,316,648 2,379,109
Pool# FM7259
2.50%, 5/1/2036 250,851 262,447
Pool# MA4360
2.00%, 6/1/2036 525,079 540,101
Pool# FM8538
2.00%, 8/1/2036 25,629 26,459
Pool# AL4260
5.50%, 9/1/2036 26,301 30,323
Pool# 310104
5.50%, 8/1/2037 189,337 218,991
Pool# 955194
7.00%, 11/1/2037 82,071 96,131
Pool# MA3464
3.50%, 9/1/2038 55,674 59,171
Pool# AB1735
3.50%, 11/1/2040 5,085 5,377
Pool# AB2067
3.50%, 1/1/2041 200,648 217,719
Pool# AB2068
3.50%, 1/1/2041 111,204 120,650
Pool# 932888
3.50%, 1/1/2041 83,328 91,071
Pool# 932891
3.50%, 1/1/2041 15,267 16,615
Pool# AL6521
5.00%, 4/1/2041 449,825 514,393
Pool# AL5863
4.50%, 6/1/2041 287,955 319,801
Pool# AI9920
4.00%, 9/1/2041 7,746 8,318
Pool# AI9851
4.50%, 9/1/2041 27,914 31,211
Pool# AL0761
5.00%, 9/1/2041 285,024 322,827
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AJ5431
4.50%, 10/1/2041 75,989 83,170
Pool# AL0933
5.00%, 10/1/2041 55,568 63,304
Pool# AJ4861
4.00%, 12/1/2041 105,196 116,236
Pool# AX5316
4.50%, 1/1/2042 10,171 11,361
Pool# AL2499
4.50%, 1/1/2042 3,784 4,188
Pool# AX5297
5.00%, 1/1/2042 14,084 16,106
Pool# AW8167
3.50%, 2/1/2042 229,574 248,106
Pool# AB5185
3.50%, 5/1/2042 183,319 198,116
Pool# AO3575
4.50%, 5/1/2042 46,993 51,128
Pool# 890621
5.00%, 5/1/2042 36,158 41,191
Pool# AO4647
3.50%, 6/1/2042 356,258 386,640
Pool# AP2092
4.50%, 8/1/2042 11,803 12,751
Pool# AP6579
3.50%, 9/1/2042 362,394 390,530
Pool# AP7489
4.00%, 9/1/2042 294,043 324,925
Pool# AP6756
4.00%, 9/1/2042 5,065 5,425
Pool# AL2782
4.50%, 9/1/2042 40,495 45,205
Pool# AB6786
3.50%, 11/1/2042 157,395 169,703
Pool# AL2677
3.50%, 11/1/2042 103,766 112,613
Pool# MA1273
3.50%, 12/1/2042 134,972 145,909
Pool# AR4210
3.50%, 1/1/2043 126,711 137,480
Pool# AR8213
3.50%, 4/1/2043 134,873 146,340
Pool# AB9238
3.00%, 5/1/2043 411,978 438,439
Pool# AB9237
3.00%, 5/1/2043 321,727 342,709
Pool# AB9236
3.00%, 5/1/2043 71,429 76,546
Pool# AB9362
3.50%, 5/1/2043 291,706 316,566
Pool# AT4145
3.00%, 6/1/2043 160,616 170,907
Pool# AB9814
3.00%, 7/1/2043 395,339 420,732
Pool# AS0203
3.00%, 8/1/2043 189,747 201,935
Pool# AS0255
4.50%, 8/1/2043 104,958 116,933
Pool# AS0516
3.00%, 9/1/2043 151,439 161,331

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL6951
3.50%, 10/1/2043 202,564 218,825
Pool# BM4222
3.00%, 1/1/2044 212,602 226,016
Pool# AW1006
4.00%, 5/1/2044 84,733 93,956
Pool# AL7767
4.50%, 6/1/2044 5,670 6,308
Pool# AS3161
4.00%, 8/1/2044 193,997 214,251
Pool# BM4650
3.00%, 10/1/2044 382,845 407,124
Pool# CA0688
3.50%, 10/1/2044 105,802 114,029
Pool# BC5090
4.00%, 10/1/2044 22,576 24,860
Pool# AS3946
4.00%, 12/1/2044 282,923 311,618
Pool# AL8303
3.00%, 1/1/2045 68,118 72,424
Pool# BM4384
4.00%, 1/1/2045 71,414 78,486
Pool# BM3611
4.00%, 1/1/2045 42,665 46,962
Pool# BM3804
3.50%, 2/1/2045 23,414 25,398
Pool# AL9555
4.00%, 2/1/2045 612,332 673,446
Pool# AX9524
4.00%, 2/1/2045 258,262 286,357
Pool# AS4418
4.00%, 2/1/2045 175,885 195,016
Pool# AS4375
4.00%, 2/1/2045 125,954 139,656
Pool# AL6889
4.50%, 2/1/2045 47,087 52,430
Pool# BM3931
3.00%, 3/1/2045 46,487 49,433
Pool# AY1312
3.50%, 3/1/2045 476,640 516,191
Pool# AS4578
4.00%, 3/1/2045 86,594 96,014
Pool# BM3664
3.00%, 5/1/2045 213,217 226,697
Pool# AS4921
3.50%, 5/1/2045 310,054 334,332
Pool# AS5012
4.00%, 5/1/2045 345,284 382,845
Pool# BM5562
4.00%, 6/1/2045 72,857 80,435
Pool# AL7207
4.50%, 8/1/2045 57,072 63,647
Pool# AZ2947
4.00%, 9/1/2045 137,708 151,380
Pool# BA2164
3.00%, 11/1/2045 41,742 43,993
Pool# AS6213
4.00%, 11/1/2045 8,428 9,177
Pool# AS6311
3.50%, 12/1/2045 281,087 301,328
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0326
3.50%, 12/1/2045 67,165 72,032
Pool# AS6362
4.50%, 12/1/2045 9,852 10,867
Pool# AS6474
3.50%, 1/1/2046 86,717 94,359
Pool# AS6539
3.50%, 1/1/2046 78,023 84,896
Pool# AL9849
3.50%, 1/1/2046 66,783 72,148
Pool# AS6527
4.00%, 1/1/2046 46,661 50,926
Pool# BC2667
4.00%, 2/1/2046 12,100 13,126
Pool# AL9781
4.50%, 2/1/2046 90,130 99,962
Pool# BM4621
3.50%, 3/1/2046 51,606 55,824
Pool# BA6972
4.00%, 3/1/2046 18,087 19,660
Pool# BC0823
3.50%, 4/1/2046 57,258 61,262
Pool# AS7026
4.00%, 4/1/2046 57,764 62,796
Pool# AS7251
4.00%, 5/1/2046 93,265 101,220
Pool# AL8833
4.00%, 6/1/2046 90,779 100,567
Pool# AS7545
3.50%, 7/1/2046 89,158 95,203
Pool# AL8824
3.50%, 7/1/2046 54,838 59,669
Pool# BC1452
4.00%, 7/1/2046 369,129 401,812
Pool# MA2705
3.00%, 8/1/2046 198,054 208,326
Pool# BC1489
3.00%, 8/1/2046 28,045 29,840
Pool# BD4890
3.50%, 8/1/2046 211,708 226,190
Pool# AS7760
4.00%, 8/1/2046 88,204 96,182
Pool# AS7648
4.00%, 8/1/2046 34,998 37,851
Pool# AS7795
4.00%, 8/1/2046 33,045 35,798
Pool# BD3911
4.00%, 8/1/2046 9,663 10,504
Pool# BD3923
4.00%, 8/1/2046 7,847 8,502
Pool# AS7770
4.50%, 8/1/2046 7,305 7,982
Pool# AL8947
3.50%, 9/1/2046 16,087 17,462
Pool# AS8185
3.00%, 10/1/2046 351,790 371,203
Pool# AL9263
3.00%, 10/1/2046 52,966 55,981
Pool# BM3932
3.50%, 10/1/2046 72,299 77,304

60 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9234
3.50%, 10/1/2046 31,342 33,903
Pool# FM1871
4.00%, 10/1/2046 57,954 63,782
Pool# BC4766
4.50%, 10/1/2046 14,557 15,998
Pool# AS8154
4.50%, 10/1/2046 6,789 7,417
Pool# FM1368
3.00%, 11/1/2046 557,265 586,647
Pool# BC9003
3.00%, 11/1/2046 59,999 63,743
Pool# MA2806
3.00%, 11/1/2046 44,253 46,633
Pool# AS8369
3.50%, 11/1/2046 281,124 301,873
Pool# BE5067
3.50%, 11/1/2046 174,338 187,457
Pool# BE5038
4.00%, 11/1/2046 15,176 16,954
Pool# AS8483
3.00%, 12/1/2046 287,757 305,110
Pool# AS8488
3.00%, 12/1/2046 81,413 86,556
Pool# BC9067
3.00%, 12/1/2046 75,622 79,888
Pool# AS8509
3.00%, 12/1/2046 17,781 19,034
Pool# BM1121
3.50%, 12/1/2046 264,664 286,278
Pool# AS8572
3.50%, 12/1/2046 170,096 180,921
Pool# AS8417
3.50%, 12/1/2046 69,399 73,809
Pool# AS8492
3.50%, 12/1/2046 69,041 75,052
Pool# AS8650
3.00%, 1/1/2047 401,235 423,666
Pool# AL9697
3.00%, 1/1/2047 204,688 217,704
Pool# AS8647
3.00%, 1/1/2047 150,619 160,069
Pool# BE5775
3.00%, 1/1/2047 108,578 114,667
Pool# BM3204
3.50%, 1/1/2047 118,244 128,525
Pool# AS8692
3.50%, 1/1/2047 79,305 84,438
Pool# AL9774
3.50%, 1/1/2047 45,837 50,077
Pool# BD2440
3.50%, 1/1/2047 26,210 27,912
Pool# BE7115
4.50%, 1/1/2047 4,777 5,247
Pool# BM3688
3.50%, 2/1/2047 154,121 164,928
Pool# BD5046
3.50%, 2/1/2047 25,532 27,190
Pool# AL9859
3.00%, 3/1/2047 241,540 255,438
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9848
3.00%, 3/1/2047 146,906 155,036
Pool# AS8966
4.00%, 3/1/2047 13,883 14,971
Pool# AS8979
4.50%, 3/1/2047 21,053 23,305
Pool# BM3707
2.50%, 4/1/2047 50,304 51,966
Pool# AS9463
3.50%, 4/1/2047 175,207 189,573
Pool# AS9451
3.50%, 4/1/2047 74,710 79,271
Pool# BD7122
4.00%, 4/1/2047 138,812 149,747
Pool# AS9467
4.00%, 4/1/2047 7,527 8,202
Pool# AS9470
4.50%, 4/1/2047 64,910 71,375
Pool# BH0304
4.50%, 4/1/2047 4,697 5,117
Pool# AS9562
3.00%, 5/1/2047 31,179 32,897
Pool# BM3237
3.50%, 5/1/2047 120,287 130,104
Pool# AS9577
3.50%, 5/1/2047 105,245 114,146
Pool# AS9586
4.00%, 5/1/2047 479,334 523,567
Pool# BM1268
4.00%, 5/1/2047 145,841 159,209
Pool# BE3670
3.50%, 6/1/2047 119,331 126,735
Pool# AS9794
3.50%, 6/1/2047 93,686 101,467
Pool# BM3549
4.00%, 6/1/2047 103,797 112,931
Pool# BE3702
4.00%, 6/1/2047 48,022 51,693
Pool# BM1295
4.50%, 6/1/2047 66,091 72,210
Pool# BE9624
4.50%, 6/1/2047 29,593 32,206
Pool# BM3801
3.00%, 7/1/2047 131,631 138,894
Pool# BM1551
3.50%, 7/1/2047 139,497 150,927
Pool# AS9909
3.50%, 7/1/2047 73,066 79,051
Pool# AS9973
4.00%, 7/1/2047 5,005 5,372
Pool# 890673
3.00%, 8/1/2047 109,383 115,503
Pool# MA3087
3.50%, 8/1/2047 136,999 145,550
Pool# BM1658
3.50%, 8/1/2047 121,654 131,084
Pool# CA0240
3.50%, 8/1/2047 71,398 75,840
Pool# BH7375
3.50%, 8/1/2047 43,050 45,776

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0123
4.00%, 8/1/2047 156,222 171,082
Pool# BH2597
4.00%, 8/1/2047 61,536 66,227
Pool# CA0133
4.00%, 8/1/2047 21,049 22,652
Pool# CA0407
3.50%, 9/1/2047 108,357 115,037
Pool# MA3120
3.50%, 9/1/2047 92,805 98,677
Pool# CA0265
4.00%, 9/1/2047 153,706 165,574
Pool# BH4004
4.00%, 9/1/2047 66,805 71,889
Pool# BM3556
4.00%, 9/1/2047 29,081 32,395
Pool# CA0392
4.00%, 9/1/2047 25,076 26,927
Pool# BM1959
3.50%, 10/1/2047 160,251 174,173
Pool# CA0493
4.00%, 10/1/2047 135,268 145,552
Pool# CA0549
4.00%, 10/1/2047 33,368 35,791
Pool# CA0496
4.50%, 10/1/2047 89,836 99,873
Pool# CA0623
4.50%, 10/1/2047 14,155 15,439
Pool# CA0693
3.50%, 11/1/2047 185,600 197,185
Pool# BM3358
3.50%, 11/1/2047 41,140 44,712
Pool# CA0696
4.00%, 11/1/2047 117,072 125,503
Pool# CA0808
4.00%, 11/1/2047 38,476 41,462
Pool# BM3191
4.00%, 11/1/2047 18,986 20,481
Pool# BM3379
3.00%, 12/1/2047 235,566 249,692
Pool# BJ1699
4.00%, 12/1/2047 102,718 112,684
Pool# MA3238
3.50%, 1/1/2048 147,704 156,855
Pool# CA1015
4.00%, 1/1/2048 96,170 103,524
Pool# CA1242
3.50%, 2/1/2048 74,523 81,323
Pool# MA3277
4.00%, 2/1/2048 116,549 125,148
Pool# CA4341
3.00%, 3/1/2048 83,548 87,595
Pool# BK1972
4.50%, 3/1/2048 25,034 27,501
Pool# MA3332
3.50%, 4/1/2048 115,256 122,295
Pool# CA1510
3.50%, 4/1/2048 44,042 46,739
Pool# CA1531
3.50%, 4/1/2048 31,047 33,973
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1560
4.50%, 4/1/2048 40,662 44,868
Pool# BJ2681
5.00%, 4/1/2048 11,282 12,488
Pool# BM4024
3.50%, 5/1/2048 16,223 17,700
Pool# MA3358
4.50%, 5/1/2048 134,845 145,564
Pool# CA1898
4.50%, 6/1/2048 72,715 80,490
Pool# CA1951
4.00%, 7/1/2048 32,720 35,074
Pool# CA1988
4.50%, 7/1/2048 38,359 41,617
Pool# BK6577
4.50%, 7/1/2048 9,492 10,274
Pool# CA2065
5.00%, 7/1/2048 33,220 36,985
Pool# BK4766
4.50%, 8/1/2048 172,024 189,707
Pool# CA2216
5.00%, 8/1/2048 42,456 47,392
Pool# CA2376
4.00%, 9/1/2048 58,132 62,252
Pool# MA3495
4.00%, 10/1/2048 101,380 108,503
Pool# CA2493
4.50%, 10/1/2048 77,165 83,571
Pool# BM4664
4.50%, 10/1/2048 54,356 59,949
Pool# FM1001
3.50%, 11/1/2048 17,075 18,115
Pool# MA3521
4.00%, 11/1/2048 77,693 83,148
Pool# MA3536
4.00%, 12/1/2048 79,767 85,411
Pool# BN0340
4.50%, 12/1/2048 118,399 128,083
Pool# CA2779
4.50%, 12/1/2048 52,657 58,072
Pool# BN3944
4.00%, 1/1/2049 28,180 30,580
Pool# BN3960
4.50%, 1/1/2049 146,102 158,162
Pool# BN6135
4.00%, 2/1/2049 39,041 41,774
Pool# CA3387
4.00%, 4/1/2049 103,864 113,866
Pool# CA3382
5.00%, 4/1/2049 20,956 23,437
Pool# CA3489
4.00%, 5/1/2049 61,600 67,532
Pool# MA3665
4.50%, 5/1/2049 114,497 123,871
Pool# FM1051
4.50%, 5/1/2049 59,958 64,886
Pool# CA3669
4.00%, 6/1/2049 123,351 135,176
Pool# CA3825
4.00%, 7/1/2049 35,544 39,174

62 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA4035
4.50%, 8/1/2049 83,629 90,459
Pool# BO2258
3.00%, 10/1/2049 473,724 495,137
Pool# BO5494
3.00%, 11/1/2049 80,882 84,874
Pool# BO6225
3.00%, 12/1/2049 451,511 471,938
Pool# BO5380
3.00%, 12/1/2049 82,888 87,040
Pool# CA5152
3.00%, 2/1/2050 137,991 144,675
Pool# FM2887
3.00%, 3/1/2050 128,187 134,645
Pool# FM0077
3.00%, 3/1/2050 63,189 66,584
Pool# CA5510
3.00%, 4/1/2050 205,548 215,897
Pool# MA4077
2.00%, 7/1/2050 112,336 112,400
Pool# CA6317
3.00%, 7/1/2050 427,535 449,816
Pool# CA6598
2.50%, 8/1/2050 403,579 416,293
Pool# BQ4909
2.00%, 9/1/2050 957,537 958,080
Pool# CA6985
2.00%, 9/1/2050 625,298 627,824
Pool# FM4222
2.50%, 9/1/2050 746,043 774,352
Pool# CA7029
2.50%, 9/1/2050 699,637 726,202
Pool# CA7572
2.50%, 10/1/2050 644,234 668,274
Pool# CA7368
2.50%, 10/1/2050 485,983 499,640
Pool# CA7369
2.50%, 10/1/2050 381,170 391,876
Pool# FM4808
2.50%, 11/1/2050 319,961 328,966
Pool# CA8442
2.00%, 1/1/2051 1,164,236 1,171,023
Pool# FM5531
3.00%, 1/1/2051 165,629 174,822
Pool# FM6031
2.00%, 2/1/2051 1,533,272 1,534,632
Pool# CA8893
2.00%, 2/1/2051 476,549 477,556
Pool# BQ9747
2.00%, 2/1/2051 403,179 403,408
Pool# CA8823
2.00%, 2/1/2051 257,755 258,300
Pool# FM6135
2.00%, 2/1/2051 166,611 167,157
Pool# MA4256
2.50%, 2/1/2051 483,335 496,753
Pool# CA8866
2.50%, 2/1/2051 340,667 350,423
Pool# FM6554
2.00%, 3/1/2051 635,846 638,422
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6569
2.50%, 3/1/2051 715,919 738,163
Pool# FM7677
2.50%, 3/1/2051 710,578 731,256
Pool# FM6834
2.00%, 4/1/2051 781,639 784,804
Pool# CB0235
2.00%, 4/1/2051 363,370 364,757
Pool# CB0149
2.00%, 4/1/2051 240,279 240,563
Pool# BR7647
2.00%, 4/1/2051 142,185 142,311
Pool# CB0400
2.00%, 5/1/2051 98,207 99,176
Pool# MA4326
2.50%, 5/1/2051 311,077 319,713
Pool# CB0819
2.00%, 6/1/2051 490,624 492,498
Pool# CB0684
2.00%, 6/1/2051 370,557 371,789
Pool# FM7719
2.00%, 6/1/2051 221,168 222,064
Pool# MA4356
2.50%, 6/1/2051 491,360 505,766
Pool# MA4378
2.00%, 7/1/2051 691,925 692,318
Pool# CB1110
2.00%, 7/1/2051 98,290 98,377
Pool# FM8160
2.50%, 7/1/2051 198,119 205,259
Pool# FM8007
2.50%, 7/1/2051 123,120 126,610
Pool# FM8011
2.50%, 8/1/2051 368,635 381,755
Pool# CB1330
2.50%, 8/1/2051 123,640 127,157
Pool# FM8794
2.50%, 9/1/2051 371,920 382,444
Pool# MA4437
2.00%, 10/1/2051 1,823,372 1,824,407
Pool# FM9082
2.00%, 10/1/2051 125,000 125,647
Pool# FM9179
2.00%, 10/1/2051 100,000 100,202
Pool# CB1871
2.50%, 10/1/2051 449,533 462,754
Pool# MA4465
2.00%, 11/1/2051 776,000 776,440
Pool# MA4492
2.00%, 11/1/2051 405,000 405,230
Pool# FM9097
2.00%, 11/1/2051 201,000 201,635
Pool# FM9450
2.00%, 11/1/2051 121,403 121,731
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 11/25/2036 4,275,000 4,302,638
2.00%, 11/25/2036 1,730,000 1,775,244

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 11/25/2051 975,000 944,284
2.00%, 11/25/2051 75,000 74,998
2.50%, 11/25/2051 3,049,000 3,131,359
1.50%, 12/25/2051 1,200,000 1,160,461
2.00%, 12/25/2051 678,597 677,179
2.50%, 12/25/2051 2,850,000 2,920,192
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 208 218
Pool# 457801
7.00%, 8/15/2028 1,162 1,254
Pool# 486936
6.50%, 2/15/2029 468 524
Pool# 502969
6.00%, 3/15/2029 1,667 1,872
Pool# 487053
7.00%, 3/15/2029 551 600
Pool# 781014
6.00%, 4/15/2029 1,149 1,289
Pool# 509099
7.00%, 6/15/2029 1,876 1,928
Pool# 470643
7.00%, 7/15/2029 4,921 5,062
Pool# 434505
7.50%, 8/15/2029 32 32
Pool# 416538
7.00%, 10/15/2029 6 6
Pool# 781124
7.00%, 12/15/2029 3,951 4,529
Pool# 507396
7.50%, 9/15/2030 23,809 24,841
Pool# 531352
7.50%, 9/15/2030 1,520 1,569
Pool# 536334
7.50%, 10/15/2030 109 112
Pool# 540659
7.00%, 1/15/2031 505 511
Pool# 486019
7.50%, 1/15/2031 559 582
Pool# 535388
7.50%, 1/15/2031 346 352
Pool# 528589
6.50%, 3/15/2031 12,232 13,671
Pool# 508473
7.50%, 4/15/2031 2,326 2,488
Pool# 544470
8.00%, 4/15/2031 1,280 1,285
Pool# 781287
7.00%, 5/15/2031 1,836 2,121
Pool# 781319
7.00%, 7/15/2031 559 656
Pool# 485879
7.00%, 8/15/2031 3,096 3,393
Pool# 572554
6.50%, 9/15/2031 26,679 29,818
Pool# 781328
7.00%, 9/15/2031 1,779 2,049
Pool# 550991
6.50%, 10/15/2031 324 363
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 571267
7.00%, 10/15/2031 320 348
Pool# 555171
6.50%, 12/15/2031 801 896
Pool# 781380
7.50%, 12/15/2031 584 685
Pool# 781481
7.50%, 1/15/2032 2,573 3,042
Pool# 580972
6.50%, 2/15/2032 113 126
Pool# 781401
7.50%, 2/15/2032 1,762 2,031
Pool# 781916
6.50%, 3/15/2032 22,561 25,482
Pool# 552474
7.00%, 3/15/2032 2,970 3,372
Pool# 781478
7.50%, 3/15/2032 1,041 1,210
Pool# 781429
8.00%, 3/15/2032 1,827 2,123
Pool# 781431
7.00%, 4/15/2032 6,954 8,165
Pool# 552616
7.00%, 6/15/2032 24,102 27,174
Pool# 570022
7.00%, 7/15/2032 9,067 10,438
Pool# 595077
6.00%, 10/15/2032 3,373 3,988
Pool# 552903
6.50%, 11/15/2032 37,560 42,379
Pool# 552952
6.00%, 12/15/2032 3,268 3,735
Pool# 602102
6.00%, 2/15/2033 9,589 10,761
Pool# 588192
6.00%, 2/15/2033 2,649 2,986
Pool# 553144
5.50%, 4/15/2033 10,387 12,116
Pool# 604243
6.00%, 4/15/2033 4,480 5,245
Pool# 611526
6.00%, 5/15/2033 5,369 6,019
Pool# 553320
6.00%, 6/15/2033 12,308 14,458
Pool# 604788
6.50%, 11/15/2033 34,987 39,103
Pool# 781688
6.00%, 12/15/2033 17,327 20,474
Pool# 604875
6.00%, 12/15/2033 15,487 18,315
Pool# 781690
6.00%, 12/15/2033 6,810 8,050
Pool# 781699
7.00%, 12/15/2033 2,500 2,807
Pool# 621856
6.00%, 1/15/2034 5,979 6,702
Pool# 564799
6.00%, 3/15/2034 10,317 11,577
Pool# 630038
6.50%, 8/15/2034 20,867 23,322

64 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781804
6.00%, 9/15/2034 18,004 21,261
Pool# 781847
6.00%, 12/15/2034 12,612 14,894
Pool# 486921
5.50%, 2/15/2035 4,318 4,973
Pool# 781902
6.00%, 2/15/2035 17,190 20,229
Pool# 649513
5.50%, 10/15/2035 152,283 175,074
Pool# 649510
5.50%, 10/15/2035 60,291 69,935
Pool# 652207
5.50%, 3/15/2036 28,572 32,079
Pool# 655519
5.00%, 5/15/2036 13,318 15,089
Pool# 652539
5.00%, 5/15/2036 4,637 5,255
Pool# 606308
5.50%, 5/15/2036 6,489 7,389
Pool# 606314
5.50%, 5/15/2036 4,723 5,299
Pool# 656666
6.00%, 6/15/2036 10,942 12,387
Pool# 657912
6.50%, 8/15/2036 2,986 3,337
Pool# 704630
5.50%, 7/15/2039 16,371 18,888
Pool# 757039
4.00%, 12/15/2040 153,208 169,791
Pool# 757038
4.00%, 12/15/2040 141,845 157,686
Pool# 757044
4.00%, 12/15/2040 49,970 55,085
Pool# 755656
4.00%, 12/15/2040 47,165 52,406
Pool# 742235
4.00%, 12/15/2040 43,863 48,599
Pool# 755655
4.00%, 12/15/2040 31,098 34,467
Pool# 757043
4.00%, 12/15/2040 24,350 27,077
Pool# 756631
4.00%, 12/15/2040 14,781 16,436
Pool# 755959
4.00%, 1/15/2041 103,488 114,976
Pool# 742244
4.00%, 1/15/2041 99,392 110,215
Pool# 753826
4.00%, 1/15/2041 48,350 53,029
Pool# 690662
4.00%, 1/15/2041 39,455 43,452
Pool# 719486
4.00%, 1/15/2041 10,553 11,307
Pool# 757555
4.00%, 2/15/2041 22,949 24,939
Pool# 757557
4.00%, 2/15/2041 21,957 23,837
Pool# AD6012
3.50%, 4/15/2043 278,214 300,039
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AA6307
3.50%, 4/15/2043 123,480 133,172
Pool# AD7471
3.50%, 4/15/2043 112,383 121,043
Pool# AD9472
3.50%, 4/15/2043 98,417 106,355
Pool# AD7472
3.50%, 4/15/2043 73,141 78,818
Pool# AB3946
3.50%, 4/15/2043 71,979 77,312
Pool# AA6403
3.00%, 5/15/2043 403,786 428,522
Pool# 783781
3.50%, 6/15/2043 78,196 83,954
Pool# 784015
3.00%, 7/15/2043 21,624 22,815
Pool# 784714
3.00%, 1/15/2044 104,959 110,763
Pool# 784459
3.00%, 12/15/2046 44,074 46,193
Pool# 784355
4.00%, 12/15/2046 33,243 35,550
Pool# 784500
3.00%, 2/15/2047 100,765 105,226
Pool# 784713
3.00%, 2/15/2047 21,174 22,374
Pool# 784458
3.50%, 12/15/2047 212,662 233,401
Pool# 784747
4.00%, 5/15/2048 46,421 50,159
Pool# 785073
4.00%, 9/15/2049 36,647 39,598
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 90,948 104,873
Pool# 4559
5.00%, 10/20/2039 124,244 141,887
Pool# 4715
5.00%, 6/20/2040 125,603 143,537
Pool# 4747
5.00%, 7/20/2040 67,192 76,539
Pool# 4771
4.50%, 8/20/2040 190,814 211,318
Pool# 4834
4.50%, 10/20/2040 556,258 616,543
Pool# 737727
4.00%, 12/20/2040 471,381 517,303
Pool# 737730
4.00%, 12/20/2040 156,276 171,503
Pool# 4923
4.50%, 1/20/2041 82,248 92,168
Pool# 4978
4.50%, 3/20/2041 11,615 12,927
Pool# 5017
4.50%, 4/20/2041 121,405 135,233
Pool# 5082
4.50%, 6/20/2041 212,766 237,390
Pool# 5175
4.50%, 9/20/2041 166,295 185,847

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 675523
3.50%, 3/20/2042 182,308 195,980
Pool# MA0462
3.50%, 10/20/2042 304,324 327,407
Pool# MA0625
3.50%, 12/20/2042 234,439 252,202
Pool# MA0698
3.00%, 1/20/2043 193,445 203,619
Pool# MA0852
3.50%, 3/20/2043 362,177 389,611
Pool# MA0934
3.50%, 4/20/2043 419,724 451,558
Pool# AF1001
3.50%, 6/20/2043 149,201 161,123
Pool# MA1376
4.00%, 10/20/2043 311,650 340,424
Pool# AJ9335
3.50%, 10/20/2044 11,162 11,951
Pool# MA2754
3.50%, 4/20/2045 121,786 129,451
Pool# MA2824
2.50%, 5/20/2045 180,329 186,923
Pool# MA2825
3.00%, 5/20/2045 251,204 263,158
Pool# MA2891
3.00%, 6/20/2045 654,777 685,965
Pool# MA2960
3.00%, 7/20/2045 213,220 223,377
Pool# 784156
4.00%, 8/20/2045 71,142 76,151
Pool# AO1103
3.50%, 9/20/2045 263,448 283,197
Pool# AO1099
3.50%, 9/20/2045 11,684 12,560
Pool# MA3106
4.00%, 9/20/2045 37,651 41,026
Pool# MA3172
3.00%, 10/20/2045 75,666 79,264
Pool# MA3173
3.50%, 10/20/2045 4,751 5,040
Pool# MA3174
4.00%, 10/20/2045 7,224 7,730
Pool# MA3243
3.00%, 11/20/2045 67,134 70,326
Pool# MA3244
3.50%, 11/20/2045 89,718 95,496
Pool# 784098
3.00%, 12/20/2045 351,801 369,449
Pool# MA3309
3.00%, 12/20/2045 130,755 136,972
Pool# MA3310
3.50%, 12/20/2045 37,194 39,536
Pool# 784111
3.00%, 1/20/2046 189,318 199,003
Pool# MA3377
4.00%, 1/20/2046 20,527 22,290
Pool# 784119
3.00%, 2/20/2046 281,718 295,850
Pool# 784115
3.00%, 2/20/2046 15,232 15,996
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3520
3.00%, 3/20/2046 245,365 257,019
Pool# MA3521
3.50%, 3/20/2046 208,826 220,999
Pool# MA3522
4.00%, 3/20/2046 215,799 230,914
Pool# MA3596
3.00%, 4/20/2046 109,398 114,521
Pool# MA3597
3.50%, 4/20/2046 37,746 39,838
Pool# MA3735
3.00%, 6/20/2046 234,961 245,854
Pool# MA3736
3.50%, 6/20/2046 703,443 744,210
Pool# MA3804
4.00%, 7/20/2046 18,715 20,043
Pool# MA3876
4.50%, 8/20/2046 8,272 9,187
Pool# MA3936
3.00%, 9/20/2046 782,997 820,271
Pool# MA3939
4.50%, 9/20/2046 4,627 5,171
Pool# MA4068
3.00%, 11/20/2046 112,145 117,349
Pool# MA4125
2.50%, 12/20/2046 66,459 68,728
Pool# MA4126
3.00%, 12/20/2046 809,472 848,037
Pool# MA4127
3.50%, 12/20/2046 193,193 204,253
Pool# MA4194
2.50%, 1/20/2047 165,129 170,470
Pool# MA4196
3.50%, 1/20/2047 24,040 25,409
Pool# MA4261
3.00%, 2/20/2047 200,786 210,318
Pool# MA4264
4.50%, 2/20/2047 9,082 9,906
Pool# MA4321
3.50%, 3/20/2047 315,856 333,445
Pool# MA4382
3.50%, 4/20/2047 166,102 173,885
Pool# AZ1974
3.50%, 4/20/2047 116,854 125,612
Pool# MA4384
4.50%, 4/20/2047 8,272 8,993
Pool# MA4509
3.00%, 6/20/2047 87,243 91,805
Pool# MA4511
4.00%, 6/20/2047 301,380 322,739
Pool# MA4512
4.50%, 6/20/2047 23,183 25,065
Pool# MA4585
3.00%, 7/20/2047 13,520 14,234
Pool# MA4587
4.00%, 7/20/2047 327,337 351,076
Pool# BC1888
3.50%, 8/20/2047 157,201 168,965
Pool# 784471
3.50%, 8/20/2047 156,256 165,841

66 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4652
3.50%, 8/20/2047 89,060 93,953
Pool# MA4653
4.00%, 8/20/2047 12,391 13,256
Pool# 784408
3.50%, 10/20/2047 107,844 114,533
Pool# MA4836
3.00%, 11/20/2047 134,093 140,469
Pool# MA4837
3.50%, 11/20/2047 260,543 275,219
Pool# MA4899
3.00%, 12/20/2047 292,943 305,865
Pool# 784421
3.50%, 12/20/2047 211,787 232,143
Pool# MA4900
3.50%, 12/20/2047 198,414 209,302
Pool# MA4961
3.00%, 1/20/2048 274,987 287,472
Pool# MA4962
3.50%, 1/20/2048 186,820 197,287
Pool# MA5018
3.00%, 2/20/2048 63,059 65,731
Pool# MA5078
4.00%, 3/20/2048 264,527 282,985
Pool# 784480
3.50%, 4/20/2048 66,826 73,777
Pool# 784479
3.50%, 4/20/2048 46,558 51,603
Pool# 784481
3.50%, 4/20/2048 13,300 14,209
Pool# MA5137
4.00%, 4/20/2048 120,847 129,137
Pool# BD4034
4.00%, 4/20/2048 22,026 23,805
Pool# MA5139
5.00%, 4/20/2048 33,078 35,811
Pool# MA5194
5.00%, 5/20/2048 14,204 15,413
Pool# MA5331
4.50%, 7/20/2048 68,942 73,697
Pool# MA5398
4.00%, 8/20/2048 227,408 241,947
Pool# MA5466
4.00%, 9/20/2048 138,682 147,787
Pool# MA5595
4.00%, 11/20/2048 49,322 52,478
Pool# BJ2692
4.00%, 11/20/2048 14,029 14,955
Pool# MA5597
5.00%, 11/20/2048 15,573 16,854
Pool# BK2856
4.50%, 12/20/2048 7,332 7,864
Pool# MA5653
5.00%, 12/20/2048 25,415 27,502
Pool# MA5818
4.50%, 3/20/2049 44,517 47,518
Pool# MA5878
5.00%, 4/20/2049 15,493 16,766
Pool# MA5933
5.00%, 5/20/2049 12,332 13,344
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6041
4.50%, 7/20/2049 121,847 130,086
Pool# MA6092
4.50%, 8/20/2049 41,258 44,045
Pool# MA6409
3.00%, 1/20/2050 327,296 340,014
Pool# BW4732
2.50%, 8/20/2050 521,690 536,624
Pool# BW6206
2.50%, 8/20/2050 461,807 475,028
Pool# BW4741
2.50%, 9/20/2050 499,580 513,859
Pool# BY0776
2.50%, 9/20/2050 470,773 484,252
Pool# BY0805
2.50%, 9/20/2050 437,200 449,731
Pool# MA7193
2.50%, 2/20/2051 1,318,956 1,356,189
Pool# MA7311
2.00%, 4/20/2051 2,003,611 2,030,542
Pool# MA7472
2.50%, 7/20/2051 523,026 537,979
Pool# MA7648
2.00%, 10/20/2051 1,284,000 1,300,912
GNMA TBA
2.00%, 11/15/2051 1,791,000 1,813,632
2.50%, 11/15/2051 1,094,000 1,124,576
Total Mortgage-Backed Securities
(cost $147,902,630)
150,832,547
Municipal Bonds 0.7%
California 0.2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 100,000 179,886
California State, GO, 7.60%,
11/1/2040 100,000 173,410
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 140,645
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 162,875
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 123,432
State of California,
GO, 7.63%, 3/1/2040 100,000 166,957
University of California, RB
3.06%, 7/1/2025 50,000 53,221
Series R, 5.77%, 5/15/2043 50,000 69,546
4.86%, 5/15/2112 100,000 148,750
1,218,722

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 67
Municipal Bonds
Principal
Amount ($) Value ($)
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 234,178
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 145,000 226,594
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 49,088
State of Illinois, GO, 5.10%,
6/1/2033 185,000 215,739
264,827
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 59,101
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 190,119
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 188,259
378,378
New York 0.2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 100,000 136,346
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 131,462
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 100,000 153,992
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 107,028
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 52,217
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 100,000 128,351
Series 174, 4.46%,
10/1/2062 100,000 137,040
846,436
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 122,311
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 136,377
258,688
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 157,187
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 52,895
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 26,092
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 71,531
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 121,456
429,161
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 21,636
Total Municipal Bonds
(cost $3,300,326)
3,937,721
Supranational 1.4%
Asian Development Bank
1.50%, 10/18/2024 500,000 510,119
0.63%, 4/29/2025 500,000 492,660
2.50%, 11/2/2027 250,000 265,530
2.75%, 1/19/2028 200,000 215,710
3.13%, 9/26/2028 75,000 83,056
European Bank for
Reconstruction &
Development, 0.25%,
7/10/2023 300,000 298,937
European Investment Bank
2.63%, 3/15/2024 500,000 523,145
1.63%, 3/14/2025 500,000 511,617
0.38%, 12/15/2025 500,000 485,961
0.38%, 3/26/2026 100,000 96,690
Inter-American Development
Bank
0.50%, 5/24/2023 500,000 500,364
1.13%, 1/13/2031 50,000 47,910
4.38%, 1/24/2044 200,000 274,783
International Bank for
Reconstruction &
Development
7.63%, 1/19/2023 677,000 736,316
2.50%, 3/19/2024 500,000 521,547

68 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
2.50%, 11/25/2024 500,000 525,264
0.63%, 4/22/2025 500,000 494,370
2.50%, 7/29/2025 250,000 263,639
1.75%, 10/23/2029 250,000 253,004
International Finance Corp.,
1.38%, 10/16/2024 250,000 254,180
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 207,604
Total Supranational
(cost $7,509,465)
7,562,406
U.S. Government Agency Securities 1.5%
FHLB
3.13%, 6/13/2025 1,075,000 1,156,476
5.50%, 7/15/2036 300,000 436,895
FHLMC
0.13%, 7/25/2022 185,000 185,010
0.25%, 6/26/2023 700,000 698,228
0.25%, 8/24/2023 605,000 602,597
0.25%, 12/4/2023 205,000 203,935
0.38%, 7/21/2025 65,000 63,652
6.75%, 3/15/2031 400,000 576,636
6.25%, 7/15/2032 365,000 525,911
FNMA
2.63%, 1/11/2022 355,000 356,699
2.63%, 9/6/2024 500,000 527,397
0.50%, 6/17/2025 500,000 491,941
6.25%, 5/15/2029 500,000 667,683
7.25%, 5/15/2030 500,000 723,729
0.88%, 8/5/2030 880,000 826,361
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 439,247
Total U.S. Government Agency Securities
(cost $7,932,922)
8,482,397
U.S. Treasury Obligations 37.5%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,087,852
6.25%, 8/15/2023 869,000 959,328
6.00%, 2/15/2026 444,500 536,890
5.50%, 8/15/2028 1,300,000 1,642,875
5.25%, 11/15/2028 1,000,000 1,255,898
4.50%, 2/15/2036 1,300,000 1,786,535
4.75%, 2/15/2037 900,000 1,277,121
4.50%, 5/15/2038 500,000 697,539
4.50%, 8/15/2039 185,000 260,135
4.38%, 11/15/2039 830,000 1,150,814
1.13%, 5/15/2040 500,000 432,676
3.88%, 8/15/2040 900,000 1,181,074
1.38%, 11/15/2040 800,000 721,938
4.25%, 11/15/2040 400,000 549,484
3.75%, 8/15/2041 1,250,000 1,619,971
3.13%, 11/15/2041 2,100,000 2,504,578
3.13%, 2/15/2042 1,650,000 1,972,523
2.75%, 11/15/2042 800,000 904,062
3.13%, 2/15/2043 1,750,000 2,096,445
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.88%, 5/15/2043 900,000 1,039,465
3.63%, 8/15/2043 1,000,000 1,291,016
3.75%, 11/15/2043 850,000 1,118,680
3.63%, 2/15/2044 800,000 1,037,094
3.38%, 5/15/2044 1,700,000 2,131,309
3.13%, 8/15/2044 400,000 483,250
3.00%, 11/15/2044 1,350,000 1,603,441
3.00%, 5/15/2045 400,000 477,453
2.50%, 5/15/2046 1,200,000 1,322,672
2.25%, 8/15/2046 900,000 948,727
2.88%, 11/15/2046 275,000 325,499
3.00%, 2/15/2047 400,000 484,859
3.00%, 5/15/2047 600,000 728,578
2.75%, 8/15/2047 500,000 580,957
3.00%, 8/15/2048 1,750,000 2,135,410
2.88%, 5/15/2049 1,400,000 1,680,164
2.25%, 8/15/2049 2,500,000 2,664,551
2.38%, 11/15/2049 1,050,000 1,148,848
2.00%, 2/15/2050 500,000 505,703
1.25%, 5/15/2050 1,800,000 1,521,703
1.38%, 8/15/2050 900,000 784,793
1.63%, 11/15/2050 250,000 231,875
1.88%, 2/15/2051 1,450,000 1,426,438
2.38%, 5/15/2051 2,600,000 2,857,562
2.00%, 8/15/2051 1,200,000 1,217,063
U.S. Treasury Notes
1.63%, 8/15/2022 200,000 202,375
1.88%, 9/30/2022 500,000 507,852
0.13%, 10/31/2022 9,000,000 8,997,188
1.63%, 11/15/2022 2,000,000 2,030,313
2.00%, 11/30/2022 1,400,000 1,427,617
2.38%, 1/31/2023 1,750,000 1,795,801
1.50%, 2/28/2023 1,000,000 1,016,055
2.63%, 2/28/2023 1,500,000 1,546,172
1.38%, 6/30/2023 700,000 711,457
2.50%, 8/15/2023 800,000 829,281
1.38%, 8/31/2023 1,700,000 1,728,355
2.75%, 8/31/2023 2,000,000 2,083,359
2.13%, 11/30/2023 2,900,000 2,995,383
2.25%, 12/31/2023 1,500,000 1,554,199
2.25%, 1/31/2024 1,800,000 1,867,078
2.50%, 1/31/2024 2,000,000 2,085,391
0.13%, 2/15/2024 1,000,000 989,570
2.75%, 2/15/2024 500,000 524,551
2.13%, 3/31/2024 1,000,000 1,035,430
2.00%, 4/30/2024 1,000,000 1,033,398
2.25%, 4/30/2024 2,700,000 2,806,418
2.50%, 5/15/2024 1,700,000 1,778,359
2.00%, 5/31/2024 1,000,000 1,033,789
2.00%, 6/30/2024 500,000 517,285
0.38%, 7/15/2024 1,000,000 991,055
2.13%, 7/31/2024 1,500,000 1,557,949
0.38%, 8/15/2024 4,000,000 3,962,500
2.38%, 8/15/2024 250,000 261,406
1.88%, 8/31/2024 1,000,000 1,032,109
0.38%, 9/15/2024 2,000,000 1,979,688
1.50%, 9/30/2024 2,500,000 2,554,004
2.13%, 9/30/2024 500,000 519,707
0.63%, 10/15/2024 1,000,000 996,172
2.25%, 10/31/2024 1,000,000 1,043,945

Nationwide Bond Index Fund - October 31, 2021 - Statement of Investments - 69
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 11/15/2024 2,160,000 2,255,513
2.13%, 11/30/2024 1,200,000 1,248,422
1.38%, 1/31/2025 1,300,000 1,322,496
2.50%, 1/31/2025 1,500,000 1,580,039
2.00%, 2/15/2025 1,500,000 1,556,250
0.50%, 3/31/2025 2,700,000 2,664,668
2.63%, 3/31/2025 3,200,000 3,387,125
0.38%, 4/30/2025 2,500,000 2,452,734
2.13%, 5/15/2025 1,600,000 1,666,313
0.25%, 5/31/2025 1,000,000 975,430
0.25%, 6/30/2025 1,000,000 974,219
2.75%, 6/30/2025 1,750,000 1,862,861
2.88%, 7/31/2025 1,750,000 1,872,500
2.00%, 8/15/2025 2,000,000 2,075,703
0.25%, 8/31/2025 2,000,000 1,942,734
3.00%, 10/31/2025 1,800,000 1,938,938
2.25%, 11/15/2025 1,500,000 1,572,246
0.38%, 11/30/2025 1,500,000 1,458,398
0.38%, 12/31/2025 1,200,000 1,165,406
0.38%, 1/31/2026 1,000,000 969,805
2.63%, 1/31/2026 750,000 798,076
1.63%, 2/15/2026 400,000 408,891
0.75%, 3/31/2026 500,000 491,875
0.63%, 7/31/2026 1,000,000 974,648
1.50%, 8/15/2026 400,000 406,062
0.75%, 8/31/2026 2,000,000 1,959,844
1.38%, 8/31/2026 2,500,000 2,524,219
1.63%, 9/30/2026 2,000,000 2,042,813
1.63%, 10/31/2026 4,000,000 4,085,625
2.00%, 11/15/2026 1,000,000 1,038,984
1.50%, 1/31/2027 2,300,000 2,331,895
2.25%, 2/15/2027 3,800,000 3,995,195
1.13%, 2/28/2027 2,000,000 1,987,813
0.63%, 3/31/2027 1,500,000 1,450,195
0.50%, 4/30/2027 2,000,000 1,916,328
0.50%, 8/31/2027 1,500,000 1,429,980
0.38%, 9/30/2027 2,000,000 1,890,313
2.25%, 11/15/2027 1,870,000 1,967,664
0.63%, 11/30/2027 1,250,000 1,196,094
0.63%, 12/31/2027 2,000,000 1,910,469
2.75%, 2/15/2028 1,000,000 1,082,422
1.13%, 2/29/2028 1,000,000 984,180
1.25%, 3/31/2028 1,500,000 1,485,293
1.25%, 4/30/2028 1,200,000 1,187,531
2.88%, 5/15/2028 1,000,000 1,091,523
1.25%, 5/31/2028 1,500,000 1,483,242
1.25%, 6/30/2028 700,000 691,387
1.00%, 7/31/2028 3,000,000 2,913,047
2.88%, 8/15/2028 1,000,000 1,093,633
1.13%, 8/31/2028 1,000,000 978,281
1.25%, 9/30/2028 1,500,000 1,479,141
1.38%, 10/31/2028 500,000 497,109
2.63%, 2/15/2029 1,657,000 1,789,754
2.38%, 5/15/2029 100,000 106,395
1.63%, 8/15/2029 1,000,000 1,011,484
1.75%, 11/15/2029 500,000 510,820
1.50%, 2/15/2030 1,000,000 1,001,016
0.63%, 8/15/2030 1,200,000 1,112,016
0.88%, 11/15/2030 1,800,000 1,700,648
1.13%, 2/15/2031 2,600,000 2,507,781
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.63%, 5/15/2031 2,700,000 2,718,984
1.25%, 8/15/2031 2,200,000 2,137,781
Total U.S. Treasury Obligations
(cost $202,068,590)
207,692,310
Total Investments
(cost $528,298,454) — 99.1%
548,560,671
Other assets in excess of
liabilities — 0.9% 5,084,080
NET ASSETS — 100.0%
$ 553,644,751
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 7 for further information. The interest rate shown was
the current rate as of October 31, 2021.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2021.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $963,961 which represents 0.17% of net assets.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

70 - Statement of Investments - October 31, 2021 - Nationwide Bond Index Fund
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 71
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 7.8%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 269,940
Banks 2.0%
Australia & New Zealand
Banking Group Ltd. 212,154 4,472,763
Commonwealth Bank of
Australia 133,358 10,462,103
National Australia Bank Ltd. 249,484 5,364,924
Westpac Banking Corp. 277,461 5,399,667
25,699,457
Beverages 0.0%
†
Treasury Wine Estates Ltd. 58,183 505,274
Biotechnology 0.6%
CSL Ltd. 34,421 7,804,689
Capital Markets 0.4%
ASX Ltd. 14,642 918,098
Macquarie Group Ltd. 25,997 3,868,811
Magellan Financial Group
Ltd. 11,002 288,222
5,075,131
Chemicals 0.0%
†
Orica Ltd. 29,622 336,599
Commercial Services & Supplies 0.1%
Brambles Ltd. 109,300 827,616
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 314,827 907,083
Electric Utilities 0.1%
AusNet Services Ltd. 151,847 281,246
Origin Energy Ltd. 125,398 479,273
760,519
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 75,024 615,292
Goodman Group 125,751 2,078,247
GPT Group (The) 137,886 533,336
Mirvac Group 297,803 628,399
Scentre Group 392,555 894,645
Stockland 181,193 622,821
Vicinity Centres 293,591 382,654
5,755,394
Food & Staples Retailing 0.4%
Coles Group Ltd. 100,887 1,303,416
Endeavour Group Ltd. 101,442 520,317
Woolworths Group Ltd. 95,874 2,752,871
4,576,604
Gas Utilities 0.0%
†
APA Group 90,396 559,039
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,972 828,066
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 14,057 749,758
Sonic Healthcare Ltd. 34,113 1,030,638
1,780,396
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 45,579 1,609,370
Crown Resorts Ltd.* 27,274 204,739
Domino's Pizza Enterprises
Ltd. 4,581 468,556
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd. 168,024 628,982
2,911,647
Insurance 0.2%
Insurance Australia Group
Ltd. 186,785 671,996
Medibank Pvt Ltd. 221,567 554,803
QBE Insurance Group Ltd. 111,569 986,720
Suncorp Group Ltd. 97,033 851,034
3,064,553
Interactive Media & Services 0.1%
REA Group Ltd. 3,763 455,299
SEEK Ltd. 25,746 636,278
1,091,577
IT Services 0.2%
Afterpay Ltd.* 16,419 1,540,679
Computershare Ltd. 43,656 618,620
2,159,299
Metals & Mining 2.0%
BHP Group Ltd.(a) 222,799 6,111,301
BHP Group plc 157,307 4,178,759
BlueScope Steel Ltd. 38,104 588,600
Evolution Mining Ltd. 138,523 376,002
Fortescue Metals Group Ltd. 128,076 1,337,926
Glencore plc* 755,802 3,788,945
Newcrest Mining Ltd. 61,813 1,153,055
Northern Star Resources Ltd. 83,956 579,864
Rio Tinto Ltd. 28,076 1,902,572
Rio Tinto plc 84,933 5,292,063
South32 Ltd. 356,893 954,691
26,263,778
Multiline Retail 0.3%
Wesfarmers Ltd. 85,754 3,702,234
Multi-Utilities 0.0%
†
AGL Energy Ltd. 44,006 189,938
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 16,491 380,416
Oil Search Ltd. 157,082 503,750
Santos Ltd. 133,482 694,566
Washington H Soul Pattinson
& Co. Ltd. 16,357 397,825
Woodside Petroleum Ltd. 72,877 1,265,801
3,242,358
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 382,488
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 328,602
Software 0.0%
†
WiseTech Global Ltd. 10,322 398,668
Trading Companies & Distributors 0.0%
†
Reece Ltd. 21,206 319,084
Transportation Infrastructure 0.2%
Sydney Airport* 100,012 615,713
Transurban Group 230,097 2,335,244
2,950,957
102,690,990

72 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 21,554 925,990
Raiffeisen Bank International
AG 12,288 360,020
1,286,010
Electric Utilities 0.0%
†
Verbund AG 4,821 502,276
Metals & Mining 0.0%
†
voestalpine AG 8,778 332,930
Oil, Gas & Consumable Fuels 0.1%
OMV AG 11,150 674,086
Paper & Forest Products 0.1%
Mondi plc 36,723 918,952
3,714,254
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 18,909 1,764,768
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 57,628 3,528,212
Chemicals 0.1%
Solvay SA 5,250 625,048
Umicore SA 14,908 856,082
1,481,130
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 5,101 592,067
Groupe Bruxelles Lambert
SA 3,442 399,270
Sofina SA 1,246 551,143
1,542,480
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 207,199
Electric Utilities 0.0%
†
Elia Group SA/NV 2,279 266,093
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,448 218,439
Insurance 0.1%
Ageas SA/NV 13,243 645,721
Pharmaceuticals 0.1%
UCB SA 9,562 1,140,324
10,794,366
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 13,604 710,736
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 30,799 603,123
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 280,100 890,514
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 143,700 396,888
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 4,142 221,680
Food Products 0.0%
†
Wilmar International Ltd. 145,258 466,426
Internet & Direct Marketing Retail 0.5%
Prosus NV* 70,575 6,252,606
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 106,000 359,993
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 163,200 531,328
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd. 173,400 355,623
9,475,058
DENMARK 2.7%
Air Freight & Logistics 0.3%
DSV A/S 15,247 3,544,771
Banks 0.1%
Danske Bank A/S 52,167 884,734
Beverages 0.1%
Carlsberg A/S, Class B 7,594 1,255,092
Biotechnology 0.2%
Genmab A/S* 4,963 2,234,237
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 661 302,559
Chemicals 0.1%
Chr Hansen Holding A/S(a) 8,147 648,223
Novozymes A/S, Class B 15,537 1,141,901
1,790,124
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 13,848 1,955,902
Electrical Equipment 0.3%
Vestas Wind Systems A/S 76,378 3,309,339
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B(a) 13,557 387,573
Coloplast A/S, Class B 8,985 1,465,337
Demant A/S* 7,671 372,337
GN Store Nord A/S 9,117 555,209
2,780,456
Insurance 0.0%
†
Tryg A/S 27,232 645,668
Marine 0.1%
AP Moller - Maersk A/S,
Class A 238 652,302
AP Moller - Maersk A/S,
Class B 438 1,269,699
1,922,001

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 73
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 126,743 13,940,808
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,563 1,057,781
35,623,472
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 239,828 2,940,590
Communications Equipment 0.2%
Nokia OYJ* 407,781 2,337,685
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 10,757 649,201
Electric Utilities 0.1%
Fortum OYJ 33,591 999,093
Food & Staples Retailing 0.0%
†
Kesko OYJ, Class B 20,657 671,809
Insurance 0.2%
Sampo OYJ, Class A 37,720 2,006,922
Machinery 0.2%
Kone OYJ, Class B 25,706 1,749,556
Wartsila OYJ Abp 32,934 457,515
2,207,071
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 31,997 1,786,520
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 44,079 734,820
UPM-Kymmene OYJ 40,367 1,426,705
2,161,525
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,638 374,082
16,134,498
FRANCE 10.4%
Aerospace & Defense 0.8%
Airbus SE* 44,586 5,716,214
Dassault Aviation SA 1,495 156,083
Safran SA 25,348 3,408,282
Thales SA 8,069 744,309
10,024,888
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 12,814 2,011,772
Faurecia SE 9,231 481,205
Valeo SA 17,836 523,971
3,016,948
Automobiles 0.0%
†
Renault SA* 14,538 522,672
Banks 0.7%
BNP Paribas SA 85,072 5,706,970
Credit Agricole SA 88,237 1,333,175
Societe Generale SA 61,315 2,048,832
9,088,977
Beverages 0.3%
Pernod Ricard SA 15,845 3,648,575
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 1,588 320,829
3,969,404
Building Products 0.2%
Cie de Saint-Gobain 38,274 2,640,804
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,157 370,798
Chemicals 0.5%
Air Liquide SA 35,831 5,989,312
Arkema SA 4,323 591,710
6,581,022
Construction & Engineering 0.4%
Bouygues SA 17,313 699,471
Eiffage SA 6,452 664,752
Vinci SA 40,264 4,309,052
5,673,275
Diversified Financial Services 0.0%
†
Eurazeo SE 2,995 281,083
Wendel SE 2,029 270,425
551,508
Diversified Telecommunication Services 0.1%
Orange SA 150,888 1,646,665
Electric Utilities 0.0%
†
Electricite de France SA 35,870 529,386
Electrical Equipment 0.2%
Legrand SA 20,227 2,200,667
Entertainment 0.1%
Bollore SA 67,420 391,097
Ubisoft Entertainment SA* 7,453 389,936
781,033
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,161 360,386
Gecina SA 3,479 487,565
Klepierre SA 14,695 350,102
Unibail-Rodamco-Westfield* 9,427 675,406
1,873,459
Food & Staples Retailing 0.1%
Carrefour SA 46,379 840,011
Food Products 0.3%
Danone SA 49,407 3,222,595
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,141 399,860
Health Care Providers & Services 0.0%
†
Orpea SA 3,681 384,364
Hotels, Restaurants & Leisure 0.1%
Accor SA* 11,944 427,724
La Francaise des Jeux
SAEM Reg. S(b) 6,838 355,198
Sodexo SA* 6,775 658,208
1,441,130
Household Durables 0.0%
†
SEB SA 2,052 321,384
Insurance 0.4%
AXA SA 146,365 4,260,562
CNP Assurances 11,940 299,520

74 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Insurance
SCOR SE 12,500 421,375
4,981,457
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 341,807
IT Services 0.4%
Atos SE 6,883 358,285
Capgemini SE 12,127 2,827,442
Edenred 18,649 1,010,656
Worldline SA Reg. S*(b) 17,970 1,048,685
5,245,068
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,092 1,155,069
Machinery 0.1%
Alstom SA 23,908 849,521
Media 0.1%
Publicis Groupe SA 16,885 1,133,367
Vivendi SE 53,819 693,102
1,826,469
Multi-Utilities 0.3%
Engie SA 138,138 1,965,642
Suez SA 26,595 605,129
Veolia Environnement SA(a) 49,571 1,618,593
4,189,364
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 187,665 9,409,303
Personal Products 0.7%
L'Oreal SA 19,082 8,726,033
Pharmaceuticals 0.7%
Ipsen SA 3,030 313,431
Sanofi 85,818 8,590,409
8,903,840
Professional Services 0.2%
Bureau Veritas SA 22,238 707,072
Teleperformance 4,442 1,856,482
2,563,554
Software 0.2%
Dassault Systemes SE 50,186 2,926,944
Textiles, Apparel & Luxury Goods 2.2%
EssilorLuxottica SA 21,583 4,463,990
Hermes International 2,395 3,803,827
Kering SA 5,673 4,256,248
LVMH Moet Hennessy Louis
Vuitton SE 20,912 16,394,456
28,918,521
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,138 284,478
Getlink SE 31,328 480,710
765,188
136,882,988
GERMANY 8.8%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,039 898,211
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 74,969 4,634,444
Common Stocks
Shares Value ($)
GERMANY
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(a) 44,410 293,625
Auto Components 0.1%
Continental AG* 8,320 976,614
Automobiles 1.1%
Bayerische Motoren Werke
AG 25,041 2,525,881
Bayerische Motoren Werke
AG (Preference) 3,799 323,285
Daimler AG (Registered) 64,731 6,416,034
Porsche Automobil Holding
SE (Preference) 11,581 1,202,657
Volkswagen AG(a) 2,311 750,903
Volkswagen AG (Preference) 14,036 3,145,355
14,364,115
Banks 0.0%
†
Commerzbank AG* 77,603 566,693
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 156,313 2,015,979
Deutsche Boerse AG 14,322 2,377,765
4,393,744
Chemicals 0.6%
BASF SE 69,466 5,002,027
Covestro AG Reg. S(b) 14,612 935,554
Evonik Industries AG 15,860 514,016
FUCHS PETROLUB SE
(Preference) 5,412 259,283
LANXESS AG 6,607 445,076
Symrise AG 9,730 1,345,231
8,501,187
Construction Materials 0.1%
HeidelbergCement AG 11,255 847,739
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 248,623 4,622,700
Telefonica Deutschland
Holding AG 85,677 223,413
United Internet AG
(Registered) 7,411 272,909
5,119,022
Electrical Equipment 0.1%
Siemens Energy AG* 30,226 867,400
Health Care Equipment & Supplies 0.3%
Carl Zeiss Meditec AG 3,044 612,147
Sartorius AG (Preference) 1,982 1,286,197
Siemens Healthineers AG
Reg. S(b) 21,328 1,417,913
3,316,257
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 15,506 1,031,323
Fresenius SE & Co. KGaA 31,627 1,435,670
2,466,993
Household Products 0.1%
Henkel AG & Co. KGaA 7,160 596,833

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 75
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 13,475 1,205,429
1,802,262
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 6,223 274,903
Industrial Conglomerates 0.7%
Siemens AG (Registered) 57,858 9,378,929
Insurance 0.9%
Allianz SE (Registered) 31,182 7,251,594
Hannover Rueck SE 4,560 833,014
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 10,596 3,138,596
11,223,204
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,919 481,542
Internet & Direct Marketing Retail 0.2%
HelloFresh SE* 12,492 1,010,919
Zalando SE Reg. S*(b) 12,722 1,199,803
Zalando SE Reg. S*∞(b) 4,053 382,224
2,592,946
IT Services 0.0%
†
Bechtle AG 6,538 489,822
Machinery 0.2%
GEA Group AG 10,795 531,541
KION Group AG 5,493 599,515
Knorr-Bremse AG 5,579 587,925
Rational AG 412 409,449
2,128,430
Multi-Utilities 0.3%
E.ON SE 164,729 2,088,370
RWE AG 48,586 1,868,922
3,957,292
Personal Products 0.1%
Beiersdorf AG 7,624 809,995
Pharmaceuticals 0.5%
Bayer AG (Registered) 73,145 4,115,565
Merck KGaA 9,775 2,308,079
6,423,644
Real Estate Management & Development 0.4%
Aroundtown SA 75,561 525,139
Deutsche Wohnen SE*∞ 17,324 886,976
Deutsche Wohnen SE 1,453 74,380
LEG Immobilien SE 5,453 811,059
Vonovia SE 41,332 2,506,869
4,804,423
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 98,769 4,616,565
Software 0.9%
Nemetschek SE 4,368 501,223
SAP SE 78,526 11,372,836
TeamViewer AG Reg. S*(b) 12,579 187,608
12,061,667
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.4%
adidas AG 14,400 4,715,949
Puma SE 7,985 990,600
5,706,549
Trading Companies & Distributors 0.1%
Brenntag SE 11,685 1,111,020
115,109,237
HONG KONG 2.5%
Banks 0.1%
Hang Seng Bank Ltd. 57,800 1,101,047
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 138,000 390,592
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 81,300 4,934,055
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 313,420 425,607
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 51,500 310,575
CLP Holdings Ltd. 124,000 1,213,040
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,000 226,055
Power Assets Holdings Ltd. 107,800 657,180
2,406,850
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 157,451 1,400,298
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 594,743 416,726
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 846,565 1,315,999
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 18,469 200,019
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 14,300 835,835
Jardine Matheson Holdings
Ltd. 2,100 121,730
957,565
Insurance 0.8%
AIA Group Ltd. 914,800 10,338,006
Machinery 0.2%
Techtronic Industries Co. Ltd. 103,500 2,126,685
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 151,886 939,125
Hang Lung Properties Ltd. 166,000 385,738
Henderson Land
Development Co. Ltd. 114,352 480,726
Hongkong Land Holdings
Ltd. 66,300 356,694

76 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Hongkong Land Holdings
Ltd. 24,300 133,930
New World Development Co.
Ltd. 117,707 512,475
Sino Land Co. Ltd. 256,200 336,966
Sun Hung Kai Properties Ltd. 98,700 1,315,917
Swire Pacific Ltd., Class A 39,000 245,841
Swire Properties Ltd. 82,200 221,002
Wharf Real Estate
Investment Co. Ltd. 130,270 735,824
5,664,238
Road & Rail 0.1%
MTR Corp. Ltd. 122,214 667,466
32,345,153
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 11,670 1,346,677
Construction Materials 0.2%
CRH plc 59,277 2,838,701
Containers & Packaging 0.1%
Smurfit Kappa Group plc 18,611 976,663
Food Products 0.1%
Kerry Group plc, Class A 12,034 1,617,853
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 12,264 2,321,326
9,101,220
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 343,025
Banks 0.2%
Bank Hapoalim BM 79,535 783,347
Bank Leumi Le-Israel BM 109,884 1,049,171
Israel Discount Bank Ltd.,
Class A* 80,983 489,480
Mizrahi Tefahot Bank Ltd. 11,718 426,193
2,748,191
Chemicals 0.0%
†
ICL Group Ltd. 48,901 417,915
IT Services 0.1%
Wix.com Ltd.* 4,237 787,913
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 83,372 728,671
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,210 298,888
Software 0.2%
Check Point Software
Technologies Ltd.* 8,298 992,441
Nice Ltd.* 4,774 1,347,922
2,340,363
7,664,966
Common Stocks
Shares Value ($)
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 9,533 2,261,692
Banks 0.5%
FinecoBank Banca Fineco
SpA* 46,127 881,902
Intesa Sanpaolo SpA 1,249,120 3,558,474
Mediobanca Banca di
Credito Finanziario SpA* 46,974 560,227
UniCredit SpA 161,199 2,131,723
7,132,326
Beverages 0.0%
†
Davide Campari-Milano NV 37,199 528,805
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 25,550 282,482
Telecom Italia SpA 1,174,856 429,001
711,483
Electric Utilities 0.5%
Enel SpA 615,136 5,152,662
Terna - Rete Elettrica
Nazionale 106,413 793,373
5,946,035
Electrical Equipment 0.1%
Prysmian SpA 19,759 745,708
Gas Utilities 0.1%
Snam SpA 152,512 864,412
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA(a) 1,904 430,034
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 454,587
Insurance 0.2%
Assicurazioni Generali SpA 83,705 1,827,016
Poste Italiane SpA Reg. S(b) 37,198 531,307
2,358,323
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 33,597 584,635
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 190,887 2,733,140
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,414 463,930
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 15,524 1,117,184
Transportation Infrastructure 0.1%
Atlantia SpA* 38,167 736,111
27,068,405
JAPAN 22.7%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 22,700 568,917
Yamato Holdings Co. Ltd. 23,000 566,029
1,134,946
Airlines 0.0%
†
ANA Holdings, Inc.* 11,900 277,595
Japan Airlines Co. Ltd.* 10,174 219,290
496,885

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Auto Components 0.5%
Aisin Corp. 10,300 377,437
Bridgestone Corp. 43,200 1,906,339
Denso Corp. 32,800 2,373,044
Koito Manufacturing Co. Ltd. 8,200 464,823
Stanley Electric Co. Ltd. 10,900 274,893
Sumitomo Electric Industries
Ltd. 57,000 755,917
Toyota Industries Corp. 11,100 943,585
7,096,038
Automobiles 1.7%
Honda Motor Co. Ltd. 123,300 3,632,328
Isuzu Motors Ltd. 44,100 593,432
Mazda Motor Corp.* 45,560 408,448
Nissan Motor Co. Ltd.* 175,600 892,334
Subaru Corp. 46,500 911,174
Suzuki Motor Corp. 27,900 1,245,918
Toyota Motor Corp. 798,400 14,048,876
Yamaha Motor Co. Ltd. 22,500 626,672
22,359,182
Banks 1.0%
Chiba Bank Ltd. (The) 34,800 213,553
Concordia Financial Group
Ltd. 82,300 323,938
Japan Post Bank Co. Ltd.(a) 30,600 237,265
Mitsubishi UFJ Financial
Group, Inc. 912,884 4,996,640
Mizuho Financial Group, Inc. 182,451 2,395,515
Resona Holdings, Inc. 161,501 601,829
Shizuoka Bank Ltd. (The) 37,400 301,657
Sumitomo Mitsui Financial
Group, Inc. 98,705 3,200,076
Sumitomo Mitsui Trust
Holdings, Inc. 25,576 836,511
13,106,984
Beverages 0.3%
Asahi Group Holdings Ltd. 34,500 1,564,226
Ito En Ltd. 3,900 259,886
Kirin Holdings Co. Ltd. 62,200 1,082,761
Suntory Beverage & Food
Ltd. 10,900 422,907
3,329,780
Biotechnology 0.0%
†
PeptiDream, Inc.* 7,200 174,354
Building Products 0.4%
AGC, Inc. 14,620 729,136
Daikin Industries Ltd. 18,800 4,120,253
Lixil Corp. 18,900 486,184
TOTO Ltd. 10,900 527,873
5,863,446
Capital Markets 0.2%
Daiwa Securities Group, Inc. 111,300 625,350
Japan Exchange Group, Inc. 38,500 911,862
Nomura Holdings, Inc. 232,300 1,112,031
SBI Holdings, Inc. 19,070 493,588
3,142,831
Chemicals 0.9%
Asahi Kasei Corp. 94,900 999,348
JSR Corp. 15,300 553,194
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Kansai Paint Co. Ltd. 12,600 291,689
Mitsubishi Chemical Holdings
Corp. 96,800 802,941
Mitsubishi Gas Chemical
Co., Inc. 11,800 238,216
Mitsui Chemicals, Inc. 14,820 440,970
Nippon Paint Holdings Co.
Ltd. 53,800 576,789
Nippon Sanso Holdings
Corp. 10,700 252,676
Nissan Chemical Corp.(a) 9,700 540,403
Nitto Denko Corp. 10,810 844,414
Shin-Etsu Chemical Co. Ltd. 26,800 4,778,197
Sumitomo Chemical Co. Ltd. 113,600 559,950
Toray Industries, Inc. 105,400 657,690
Tosoh Corp. 17,800 300,560
11,837,037
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 14,050 347,171
Secom Co. Ltd. 15,900 1,081,248
Sohgo Security Services Co.
Ltd. 4,900 209,384
Toppan, Inc. 18,900 304,767
1,942,570
Construction & Engineering 0.1%
Kajima Corp. 31,900 392,795
Obayashi Corp. 45,700 385,039
Shimizu Corp. 38,300 280,541
Taisei Corp. 13,600 426,867
1,485,242
Consumer Finance 0.0%
†
Acom Co. Ltd. 25,400 84,642
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 228,054
ORIX Corp. 92,400 1,814,002
Tokyo Century Corp. 3,000 171,695
2,213,751
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 97,316 2,725,166
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 48,800 503,580
Kansai Electric Power Co.,
Inc. (The) 53,200 489,940
Tohoku Electric Power Co.,
Inc. 28,500 184,962
Tokyo Electric Power Co.
Holdings, Inc.* 127,100 351,684
1,530,166
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 8,940 436,948
Mitsubishi Electric Corp. 138,000 1,851,528
Nidec Corp. 33,800 3,738,258
6,026,734
Electronic Equipment, Instruments & Components 1.4%
Azbil Corp. 8,600 367,021
Hamamatsu Photonics KK 10,900 646,197

78 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd. 2,265 378,309
Ibiden Co. Ltd. 7,500 451,357
Keyence Corp. 14,772 8,907,664
Kyocera Corp. 24,300 1,422,853
Murata Manufacturing Co.
Ltd. 43,400 3,303,495
Omron Corp. 14,000 1,339,272
Shimadzu Corp. 17,900 726,829
TDK Corp. 29,400 1,068,471
Yokogawa Electric Corp. 17,100 341,939
18,953,407
Entertainment 0.5%
Capcom Co. Ltd. 12,100 325,497
Koei Tecmo Holdings Co.
Ltd. 4,910 227,998
Konami Holdings Corp. 7,500 412,970
Nexon Co. Ltd. 37,000 628,340
Nintendo Co. Ltd. 8,400 3,713,670
Square Enix Holdings Co.
Ltd. 6,100 335,028
Toho Co. Ltd. 7,900 371,554
6,015,057
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 153 438,109
GLP J-REIT 312 509,323
Japan Metropolitan Fund
Investment Corp. 562 515,899
Japan Real Estate
Investment Corp. 94 576,129
Nippon Building Fund, Inc. 114 740,796
Nippon Prologis REIT, Inc. 156 521,031
Nomura Real Estate Master
Fund, Inc. 327 490,025
Orix JREIT, Inc. 211 350,012
United Urban Investment
Corp. 213 265,617
4,406,941
Food & Staples Retailing 0.4%
Aeon Co. Ltd.(a) 49,500 1,138,904
Cosmos Pharmaceutical
Corp. 1,700 260,090
Kobe Bussan Co. Ltd.(a) 11,100 381,859
Lawson, Inc. 3,100 150,089
Seven & i Holdings Co. Ltd. 57,000 2,391,704
Tsuruha Holdings, Inc. 2,900 358,417
Welcia Holdings Co. Ltd. 7,800 292,139
4,973,202
Food Products 0.3%
Ajinomoto Co., Inc. 35,300 1,056,735
Kikkoman Corp. 11,000 901,476
MEIJI Holdings Co. Ltd. 9,698 612,324
NH Foods Ltd. 7,000 246,412
Nisshin Seifun Group, Inc. 16,152 255,578
Nissin Foods Holdings Co.
Ltd. 4,400 336,597
Toyo Suisan Kaisha Ltd. 5,900 254,458
Yakult Honsha Co. Ltd. 9,100 458,976
4,122,556
Common Stocks
Shares Value ($)
JAPAN
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 26,680 430,645
Toho Gas Co. Ltd. 6,300 186,464
Tokyo Gas Co. Ltd. 28,480 495,041
1,112,150
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 15,800 417,079
Hoya Corp. 27,900 4,104,279
Olympus Corp. 88,100 1,906,458
Sysmex Corp. 12,700 1,578,554
Terumo Corp. 48,800 2,152,532
10,158,902
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 12,700 229,504
Health Care Technology 0.2%
M3, Inc. 33,400 1,971,022
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 260,217
Oriental Land Co. Ltd. 15,100 2,378,712
2,638,929
Household Durables 1.2%
Casio Computer Co. Ltd.(a) 16,700 235,997
Iida Group Holdings Co. Ltd. 10,100 248,984
Panasonic Corp. 167,002 2,046,192
Rinnai Corp. 2,700 276,938
Sekisui Chemical Co. Ltd. 28,800 472,553
Sekisui House Ltd. 46,600 967,967
Sharp Corp. 16,100 189,931
Sony Group Corp. 94,800 10,957,236
15,395,798
Household Products 0.1%
Lion Corp. 18,400 306,218
Pigeon Corp. 9,600 222,469
Unicharm Corp. 30,500 1,230,307
1,758,994
Industrial Conglomerates 0.4%
Hitachi Ltd. 73,160 4,218,861
Toshiba Corp. 30,970 1,336,439
5,555,300
Insurance 0.6%
Dai-ichi Life Holdings, Inc. 77,100 1,605,942
Japan Post Holdings Co.
Ltd.* 183,400 1,398,652
Japan Post Insurance Co.
Ltd. 17,400 280,651
MS&AD Insurance Group
Holdings, Inc. 33,655 1,080,736
Sompo Holdings, Inc. 24,025 1,045,013
T&D Holdings, Inc. 40,700 516,486
Tokio Marine Holdings, Inc. 47,500 2,483,554
8,411,034
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 321,436
Z Holdings Corp. 202,600 1,258,083
1,579,519
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.* 7,400 400,307
Rakuten Group, Inc. 65,600 720,567

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 79
Common Stocks
Shares Value ($)
JAPAN
Internet & Direct Marketing Retail
ZOZO, Inc. 8,800 282,041
1,402,915
IT Services 0.6%
Fujitsu Ltd. 14,510 2,504,246
GMO Payment Gateway, Inc. 3,100 394,471
Itochu Techno-Solutions
Corp. 8,300 261,942
NEC Corp. 18,600 952,021
Nomura Research Institute
Ltd. 25,254 1,014,475
NTT Data Corp. 47,700 957,273
Obic Co. Ltd. 5,300 977,783
Otsuka Corp. 8,700 428,707
SCSK Corp. 10,800 218,716
TIS, Inc. 15,700 427,717
8,137,351
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 15,149 1,157,428
Shimano, Inc. 5,600 1,560,638
Yamaha Corp. 9,600 606,713
3,324,779
Machinery 1.2%
Daifuku Co. Ltd. 7,100 652,902
FANUC Corp. 14,500 2,849,503
Harmonic Drive Systems,
Inc. 3,300 149,264
Hino Motors Ltd. 20,000 189,388
Hitachi Construction
Machinery Co. Ltd. 7,200 229,746
Hoshizaki Corp. 4,300 361,598
Komatsu Ltd. 66,200 1,729,246
Kubota Corp. 77,700 1,656,536
Kurita Water Industries Ltd. 8,000 394,012
Makita Corp. 16,900 775,096
MINEBEA MITSUMI, Inc. 27,800 703,833
MISUMI Group, Inc. 21,500 900,138
Mitsubishi Heavy Industries
Ltd. 24,820 635,167
Miura Co. Ltd. 6,600 253,482
Nabtesco Corp. 8,500 276,276
NGK Insulators Ltd. 21,000 349,705
NSK Ltd. 27,300 183,840
SMC Corp. 4,300 2,571,754
THK Co. Ltd. 8,400 180,816
Yaskawa Electric Corp.(a) 18,200 788,832
15,831,134
Marine 0.1%
Nippon Yusen KK 12,240 881,617
Media 0.1%
CyberAgent, Inc. 30,700 513,140
Dentsu Group, Inc. 15,361 563,353
Hakuhodo DY Holdings, Inc. 17,400 284,589
1,361,082
Metals & Mining 0.2%
Hitachi Metals Ltd.* 16,700 316,092
JFE Holdings, Inc. 38,800 595,856
Nippon Steel Corp. 64,706 1,127,132
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining
Sumitomo Metal Mining Co.
Ltd. 18,700 727,859
2,766,939
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 31,900 668,870
Ryohin Keikaku Co. Ltd. 18,300 360,317
1,029,187
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 232,117 927,897
Idemitsu Kosan Co. Ltd. 16,044 434,256
Inpex Corp. 73,400 604,951
1,967,104
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 63,700 316,022
Personal Products 0.4%
Kao Corp. 36,500 2,062,577
Kobayashi Pharmaceutical
Co. Ltd. 4,300 344,255
Kose Corp. 2,400 278,352
Pola Orbis Holdings, Inc. 7,200 153,856
Shiseido Co. Ltd. 30,300 2,018,348
4,857,388
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 140,800 2,372,469
Chugai Pharmaceutical Co.
Ltd. 50,800 1,894,536
Daiichi Sankyo Co. Ltd. 132,500 3,332,393
Eisai Co. Ltd. 17,900 1,262,253
Hisamitsu Pharmaceutical
Co., Inc. 4,000 136,208
Kyowa Kirin Co. Ltd. 20,600 677,218
Nippon Shinyaku Co. Ltd. 3,600 288,216
Ono Pharmaceutical Co. Ltd. 28,100 589,312
Otsuka Holdings Co. Ltd. 29,500 1,167,971
Santen Pharmaceutical Co.
Ltd. 28,000 394,000
Shionogi & Co. Ltd. 20,000 1,302,189
Sumitomo Dainippon Pharma
Co. Ltd. 12,900 182,297
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 175,314
Takeda Pharmaceutical Co.
Ltd. 119,297 3,350,303
17,124,679
Professional Services 0.6%
Nihon M&A Center Holdings,
Inc. 22,900 701,982
Persol Holdings Co. Ltd. 13,700 367,954
Recruit Holdings Co. Ltd. 102,600 6,838,209
7,908,145
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 5,000 621,009
Daiwa House Industry Co.
Ltd. 42,800 1,412,177
Hulic Co. Ltd.(a) 20,000 192,364
Mitsubishi Estate Co. Ltd. 89,500 1,359,981

80 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Mitsui Fudosan Co. Ltd. 69,400 1,586,005
Nomura Real Estate
Holdings, Inc. 10,200 248,520
Sumitomo Realty &
Development Co. Ltd. 23,400 846,048
6,266,104
Road & Rail 0.6%
Central Japan Railway Co. 10,900 1,619,243
East Japan Railway Co. 22,890 1,426,101
Hankyu Hanshin Holdings,
Inc. 16,300 505,258
Keio Corp. 7,880 397,724
Keisei Electric Railway Co.
Ltd. 9,900 318,306
Kintetsu Group Holdings Co.
Ltd.* 13,850 435,240
Nippon Express Co. Ltd. 5,850 366,601
Odakyu Electric Railway Co.
Ltd. 22,250 481,891
Tobu Railway Co. Ltd. 15,100 375,727
Tokyu Corp. 37,850 533,090
West Japan Railway Co. 16,300 768,070
7,227,251
Semiconductors & Semiconductor Equipment 0.8%
Advantest Corp. 15,100 1,242,388
Disco Corp. 2,200 592,705
Lasertec Corp. 5,700 1,256,300
Renesas Electronics Corp.* 94,800 1,170,720
Rohm Co. Ltd. 6,600 603,076
SUMCO Corp. 21,500 411,765
Tokyo Electron Ltd. 11,300 5,268,116
10,545,070
Software 0.1%
Oracle Corp. Japan 2,500 236,285
Trend Micro, Inc. 9,500 536,897
773,182
Specialty Retail 0.4%
ABC-Mart, Inc. 2,500 119,788
Fast Retailing Co. Ltd. 4,400 2,922,858
Hikari Tsushin, Inc. 1,500 231,453
Nitori Holdings Co. Ltd. 5,700 1,045,957
USS Co. Ltd. 16,500 265,521
Yamada Holdings Co. Ltd. 51,800 198,006
4,783,583
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 330,956
Canon, Inc.(a) 75,700 1,690,434
FUJIFILM Holdings Corp. 27,200 2,104,830
Ricoh Co. Ltd. 53,400 519,369
Seiko Epson Corp. 20,000 356,414
5,002,003
Tobacco 0.1%
Japan Tobacco, Inc. 90,800 1,781,579
Trading Companies & Distributors 0.9%
ITOCHU Corp. 89,900 2,563,517
Marubeni Corp. 118,300 1,001,293
Mitsubishi Corp. 95,500 3,011,903
Mitsui & Co. Ltd. 114,500 2,611,929
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
MonotaRO Co. Ltd. 20,300 460,622
Sumitomo Corp. 85,200 1,211,779
Toyota Tsusho Corp. 15,000 651,091
11,512,134
Wireless Telecommunication Services 0.9%
KDDI Corp. 122,000 3,781,974
SoftBank Corp. 217,200 2,966,149
SoftBank Group Corp. 91,200 4,949,411
11,697,534
298,328,851
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,557 446,797
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 10,098 1,192,443
Metals & Mining 0.1%
ArcelorMittal SA 54,215 1,829,545
3,021,988
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd.* 165,000 891,540
Sands China Ltd.* 193,900 442,240
SJM Holdings Ltd.*(a) 197,000 147,444
Wynn Macau Ltd.*(a) 110,800 99,490
1,580,714
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.5%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 33,433 492,180
ING Groep NV 295,267 4,482,096
4,974,276
Beverages 0.2%
Heineken Holding NV 8,714 808,890
Heineken NV(a) 19,604 2,174,797
2,983,687
Biotechnology 0.1%
Argenx SE*(a) 3,467 1,044,581
Chemicals 0.3%
Akzo Nobel NV 14,414 1,659,265
Koninklijke DSM NV 12,921 2,825,052
4,484,317
Diversified Financial Services 0.1%
EXOR NV 8,202 774,259
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 254,294 760,510
Entertainment 0.1%
Universal Music Group NV 53,819 1,562,524
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 79,090 2,574,327

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 81
Common Stocks
Shares Value ($)
NETHERLANDS
Food Products 0.0%
†
JDE Peet's NV 6,476 188,712
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 68,904 3,246,679
Insurance 0.1%
Aegon NV 135,332 687,550
NN Group NV 20,435 1,095,839
1,783,389
IT Services 0.3%
Adyen NV Reg. S*(b) 1,473 4,449,493
Oil, Gas & Consumable Fuels 1.0%
Koninklijke Vopak NV 4,534 180,424
Royal Dutch Shell plc, Class
A 307,490 7,057,348
Royal Dutch Shell plc, Class
B 280,304 6,427,819
13,665,591
Professional Services 0.2%
Randstad NV 9,078 651,639
Wolters Kluwer NV 20,233 2,121,045
2,772,684
Semiconductors & Semiconductor Equipment 2.1%
ASM International NV 3,578 1,621,310
ASML Holding NV 31,622 25,762,156
27,383,466
72,648,495
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 141,213 462,148
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,982 233,245
Food Products 0.0%
†
a2 Milk Co. Ltd. (The)* 53,196 250,021
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 43,600 976,694
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,170 354,461
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 102,275 366,143
Software 0.1%
Xero Ltd.* 10,069 1,138,771
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 88,891 508,380
4,289,863
NORWAY 0.6%
Banks 0.1%
DNB Bank ASA 70,354 1,676,464
Diversified Telecommunication Services 0.1%
Telenor ASA 52,921 836,495
Food Products 0.1%
Mowi ASA 33,243 963,655
Common Stocks
Shares Value ($)
NORWAY
Food Products
Orkla ASA 57,823 562,955
1,526,610
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 351,933
Media 0.1%
Schibsted ASA, Class A 4,954 256,592
Schibsted ASA, Class B 6,817 307,992
564,584
Metals & Mining 0.1%
Norsk Hydro ASA 101,853 748,437
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 73,915 1,879,245
7,583,768
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 13,676 195,185
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 209,951 1,186,954
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 18,576 421,032
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 37,911 393,444
2,001,430
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG* 15,639 542,577
Metals & Mining 0.0%
†
Evraz plc 34,581 294,547
837,124
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 12,252 1,523,298
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 123,500 351,682
Airlines 0.0%
†
Singapore Airlines Ltd.* 104,482 402,409
Banks 0.6%
DBS Group Holdings Ltd. 136,650 3,184,287
Oversea-Chinese Banking
Corp. Ltd. 254,289 2,231,468
United Overseas Bank Ltd. 89,062 1,769,039
7,184,794
Capital Markets 0.0%
†
Singapore Exchange Ltd. 50,600 363,874
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 624,503 1,161,637

82 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 21,000 293,674
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 251,913 578,075
CapitaLand Integrated
Commercial Trust 373,678 596,679
Mapletree Commercial Trust 147,400 238,741
Mapletree Logistics Trust 225,049 338,018
1,751,513
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 483,917 280,432
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 115,600 462,752
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 199,545 509,036
City Developments Ltd. 26,499 144,328
UOL Group Ltd. 32,113 172,734
826,098
13,078,865
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 97,940 3,709,940
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 504,301 3,538,160
Banco Santander SA(a) 1,311,496 4,979,757
CaixaBank SA 335,301 965,158
9,483,075
Biotechnology 0.0%
†
Grifols SA 23,191 530,941
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 19,749 517,788
Ferrovial SA 36,030 1,133,492
1,651,280
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 38,534 2,370,033
Telefonica SA 389,058 1,692,517
4,062,550
Electric Utilities 0.5%
Endesa SA 24,801 572,693
Iberdrola SA 447,794 5,298,522
Red Electrica Corp. SA 29,340 611,464
6,482,679
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 18,457 501,697
Gas Utilities 0.1%
Enagas SA 15,738 353,121
Naturgy Energy Group SA 14,665 385,359
738,480
Independent Power and Renewable Electricity Producers
0.1%
EDP Renovaveis SA 21,805 609,068
Common Stocks
Shares Value ($)
SPAIN
IT Services 0.2%
Amadeus IT Group SA* 34,072 2,283,254
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 109,743 1,399,402
Specialty Retail 0.2%
Industria de Diseno Textil
SA(a) 82,501 2,982,982
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,672 927,471
31,652,879
SWEDEN 3.5%
Banks 0.4%
Skandinaviska Enskilda
Banken AB, Class A 123,091 1,927,102
Svenska Handelsbanken AB,
Class A 110,315 1,263,731
Swedbank AB, Class A(a) 68,492 1,487,335
4,678,168
Building Products 0.3%
Assa Abloy AB, Class B 73,511 2,156,519
Nibe Industrier AB, Class B 107,877 1,606,732
3,763,251
Capital Markets 0.1%
EQT AB 22,375 1,185,393
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 21,600 357,751
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 220,751 2,417,548
Construction & Engineering 0.0%
†
Skanska AB, Class B 25,729 654,554
Diversified Financial Services 0.4%
Industrivarden AB, Class A 8,934 295,054
Industrivarden AB, Class C 11,471 373,068
Investor AB, Class B 137,796 3,181,631
Kinnevik AB, Class B* 18,611 730,799
L E Lundbergforetagen AB,
Class B 5,748 331,554
4,912,106
Diversified Telecommunication Services 0.1%
Telia Co. AB(a) 201,048 791,365
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 149,000 2,401,729
Entertainment 0.0%
†
Embracer Group AB* 35,136 327,354
Food & Staples Retailing 0.0%
†
ICA Gruppen AB 7,894 408,394
Hotels, Restaurants & Leisure 0.2%
Evolution AB Reg. S(b) 12,847 2,080,532
Household Durables 0.1%
Electrolux AB, Class B
Series B(a) 17,058 387,532
Husqvarna AB, Class B 29,291 417,374
804,906

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 83
Common Stocks
Shares Value ($)
SWEDEN
Household Products 0.1%
Essity AB, Class B 46,027 1,490,287
Industrial Conglomerates 0.0%
†
Investment AB Latour, Class
B 11,742 424,779
Machinery 1.0%
Alfa Laval AB 23,793 1,017,006
Atlas Copco AB, Class A 50,788 3,258,045
Atlas Copco AB, Class B(a) 29,513 1,593,792
Epiroc AB, Class A 49,842 1,238,246
Epiroc AB, Class B 29,494 627,654
Sandvik AB 85,384 2,167,712
SKF AB, Class B 29,316 677,919
Volvo AB, Class A 15,315 362,209
Volvo AB, Class B 108,124 2,521,400
13,463,983
Metals & Mining 0.1%
Boliden AB 20,990 740,927
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 15,137 596,833
Paper & Forest Products 0.0%
†
Svenska Cellulosa AB SCA,
Class B 46,096 719,058
Real Estate Management & Development 0.0%
†
Fastighets AB Balder, Class
B* 7,954 576,897
Software 0.1%
Sinch AB Reg. S*(b) 38,381 728,327
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 55,236 1,037,941
Tobacco 0.1%
Swedish Match AB 119,498 1,052,997
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 39,623 559,682
46,174,762
SWITZERLAND 9.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,063 166,230
Building Products 0.2%
Geberit AG (Registered) 2,801 2,190,359
Capital Markets 0.9%
Credit Suisse Group AG
(Registered) 192,917 2,012,603
Julius Baer Group Ltd. 16,927 1,226,155
Partners Group Holding AG 1,716 3,001,022
UBS Group AG (Registered) 277,272 5,057,789
11,297,569
Chemicals 0.6%
Clariant AG (Registered)* 15,455 325,714
EMS-Chemie Holding AG
(Registered) 532 528,000
Givaudan SA (Registered) 698 3,289,079
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
Sika AG (Registered) 10,723 3,638,467
7,781,260
Construction Materials 0.1%
Holcim Ltd.* 39,596 1,972,529
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,959 1,067,779
Electrical Equipment 0.3%
ABB Ltd. (Registered) 131,184 4,351,438
Food Products 2.4%
Barry Callebaut AG
(Registered) 276 639,789
Chocoladefabriken Lindt &
Spruengli AG 79 932,562
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 960,500
Nestle SA (Registered) 217,169 28,685,925
31,218,776
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 37,793 3,139,454
Sonova Holding AG
(Registered) 4,140 1,714,058
Straumann Holding AG
(Registered) 782 1,627,978
6,481,490
Insurance 0.5%
Baloise Holding AG
(Registered) 3,506 559,760
Swiss Life Holding AG
(Registered) 2,421 1,331,549
Zurich Insurance Group AG 11,232 4,987,325
6,878,634
Life Sciences Tools & Services 0.4%
Lonza Group AG
(Registered) 5,632 4,625,610
Machinery 0.1%
Schindler Holding AG 3,079 803,003
Schindler Holding AG
(Registered) 1,372 352,754
1,155,757
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,110 1,296,679
Pharmaceuticals 2.7%
Novartis AG (Registered) 167,141 13,831,809
Roche Holding AG 55,379 21,556,734
Vifor Pharma AG 3,817 492,976
35,881,519
Professional Services 0.1%
Adecco Group AG
(Registered) 12,193 612,488
SGS SA (Registered) 436 1,288,023
1,900,511
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,017 612,508

84 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 51,650 2,450,167
Software 0.1%
Temenos AG (Registered) 5,051 771,392
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 13,092 1,092,236
Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont
SA (Registered) 38,952 4,829,702
Swatch Group AG (The) 2,249 618,045
Swatch Group AG (The)
(Registered) 3,860 205,333
5,653,080
128,845,523
TAIWAN 0.1%
Entertainment 0.1%
Sea Ltd., ADR* 5,210 1,790,000
UNITED KINGDOM 12.0%
Aerospace & Defense 0.2%
BAE Systems plc 244,119 1,840,643
Rolls-Royce Holdings plc* 632,853 1,143,439
2,984,082
Banks 1.5%
Barclays plc 1,285,236 3,546,043
HSBC Holdings plc 1,534,164 9,244,007
Lloyds Banking Group plc 5,269,933 3,611,994
NatWest Group plc 437,782 1,320,807
Standard Chartered plc 200,512 1,359,156
19,082,007
Beverages 0.7%
Coca-Cola Europacific
Partners plc 15,479 814,969
Diageo plc 176,873 8,805,274
9,620,243
Capital Markets 0.5%
3i Group plc 73,602 1,376,847
ABRDN plc 170,991 595,780
Hargreaves Lansdown plc 27,965 588,512
London Stock Exchange
Group plc 24,795 2,410,418
Schroders plc 9,402 466,301
St James's Place plc 40,783 883,202
6,321,060
Chemicals 0.1%
Croda International plc 10,552 1,367,634
Johnson Matthey plc 14,637 547,968
1,915,602
Commercial Services & Supplies 0.1%
Rentokil Initial plc 140,624 1,133,908
Diversified Financial Services 0.0%
†
M&G plc 201,928 553,060
Diversified Telecommunication Services 0.1%
BT Group plc* 675,086 1,281,237
Electric Utilities 0.1%
SSE plc 78,892 1,775,446
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electronic Equipment, Instruments & Components 0.1%
Halma plc 28,713 1,165,756
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 69,735 472,302
Land Securities Group plc 49,840 469,100
Segro plc 90,770 1,607,791
2,549,193
Food & Staples Retailing 0.3%
J Sainsbury plc 128,300 526,042
Ocado Group plc* 36,853 910,041
Tesco plc 584,760 2,162,450
3,598,533
Food Products 0.1%
Associated British Foods plc 26,944 660,867
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 66,483 1,143,769
Hotels, Restaurants & Leisure 0.4%
Compass Group plc* 134,925 2,865,887
Entain plc* 44,275 1,242,232
InterContinental Hotels
Group plc* 13,857 973,504
Whitbread plc* 15,360 688,710
5,770,333
Household Durables 0.2%
Barratt Developments plc 77,018 699,970
Berkeley Group Holdings plc 8,754 522,278
Persimmon plc 24,134 899,721
Taylor Wimpey plc 275,755 584,695
2,706,664
Household Products 0.3%
Reckitt Benckiser Group plc 53,952 4,376,210
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 204,386 1,377,032
DCC plc 7,455 623,927
Melrose Industries plc 288,921 622,173
Smiths Group plc 30,938 575,170
3,198,302
Insurance 0.7%
Admiral Group plc 14,602 573,878
Aviva plc 297,180 1,607,169
Direct Line Insurance Group
plc 98,311 393,715
Legal & General Group plc 451,340 1,785,957
Phoenix Group Holdings plc 49,123 442,146
Prudential plc 194,636 3,984,720
8,787,585
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 67,459 560,131
Internet & Direct Marketing Retail 0.1%
Just Eat Takeaway.com NV
Reg. S*(b) 13,568 975,248
Machinery 0.2%
CNH Industrial NV 77,394 1,339,670
Spirax-Sarco Engineering plc 5,579 1,192,065
2,531,735

Nationwide International Index Fund - October 31, 2021 - Statement of Investments - 85
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.2%
Informa plc* 113,682 810,328
Pearson plc 57,195 471,495
WPP plc 91,075 1,319,469
2,601,292
Multiline Retail 0.1%
Next plc 10,055 1,097,574
Multi-Utilities 0.3%
National Grid plc 268,885 3,439,589
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,530,993 7,347,746
Personal Products 0.8%
Unilever plc 196,929 10,546,165
Pharmaceuticals 1.7%
AstraZeneca plc 116,631 14,552,507
GlaxoSmithKline plc 380,535 7,906,567
22,459,074
Professional Services 0.6%
Experian plc 69,826 3,193,909
Intertek Group plc 12,206 815,991
RELX plc 146,208 4,534,952
8,544,852
Software 0.1%
AVEVA Group plc 9,111 444,054
Sage Group plc (The) 81,262 790,971
1,235,025
Specialty Retail 0.1%
JD Sports Fashion plc 36,534 545,497
Kingfisher plc 159,685 732,482
1,277,979
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 30,621 810,796
Tobacco 0.6%
British American Tobacco plc 164,868 5,733,886
Imperial Brands plc 71,578 1,512,147
7,246,033
Trading Companies & Distributors 0.3%
Ashtead Group plc 33,945 2,851,363
Bunzl plc 25,490 943,165
3,794,528
Water Utilities 0.1%
Severn Trent plc 18,892 708,173
United Utilities Group plc 48,141 684,912
1,393,085
Wireless Telecommunication Services 0.2%
Vodafone Group plc 2,072,363 3,058,510
157,543,219
UNITED STATES 1.4%
Automobiles 0.2%
Stellantis NV 153,589 3,065,367
Construction Materials 0.1%
James Hardie Industries plc
CHDI 33,602 1,312,528
Electrical Equipment 0.5%
Schneider Electric SE 40,744 7,047,585
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 0.0%
†
Tenaris SA 37,931 423,314
Insurance 0.2%
Swiss Re AG 22,812 2,212,272
Life Sciences Tools & Services 0.1%
QIAGEN NV* 17,275 950,547
Software 0.1%
CyberArk Software Ltd.* 3,120 561,943
Trading Companies & Distributors 0.2%
Ferguson plc 16,889 2,543,397
18,116,953
Total Common Stocks
(cost $843,453,408) 1,301,288,120
Short-Term Investment 1.2%
Money Market Fund   1.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01% (c)(d) 16,305,973 16,305,973
Total Short-Term Investment
(cost $16,305,973) 16,305,973
Total Investments
(cost $859,759,381) — 100.2% 1,317,594,093
Liabilities in excess of other assets
— (0.2)% (2,608,768)
NET ASSETS — 100.0%
$ 1,314,985,325
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $26,675,795, which was collateralized
by cash used to purchase a money market fund with a total
value of $16,305,973 and by $11,429,821 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
10/28/2021 – 2/15/2050; a total value of $27,735,794.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $25,185,306 which represents 1.92% of net assets.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $16,305,973.

86 - Statement of Investments - October 31, 2021 - Nationwide International Index Fund
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 90 12/2021 EUR 4,408,175 89,059
FTSE 100 Index 27 12/2021 GBP 2,669,329 30,928
Nikkei 225 Index 22 12/2021 JPY 2,778,109 (32,836)
SPI 200 Index 11 12/2021 AUD 1,506,005 3,486
90,637
As of October 31, 2021, the Fund had $576,145 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - October 31, 2021 - Statement of Investments - 87
Common Stocks 99.5%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.* 22,810 4,104,888
Curtiss-Wright Corp. 14,200 1,813,056
Hexcel Corp.* 29,122 1,652,382
Mercury Systems, Inc.* 19,541 1,007,143
8,577,469
Air Freight & Logistics 0.4%
GXO Logistics, Inc.* 34,238 3,040,334
Airlines 0.2%
JetBlue Airways Corp.* 110,454 1,549,670
Auto Components 1.7%
Adient plc* 32,842 1,366,884
Dana, Inc. 50,377 1,117,866
Fox Factory Holding Corp.* 14,670 2,361,136
Gentex Corp. 82,734 2,927,956
Goodyear Tire & Rubber Co.
(The)* 98,160 1,876,819
Lear Corp. 20,749 3,565,716
Visteon Corp.* 9,705 1,098,412
14,314,789
Automobiles 0.5%
Harley-Davidson, Inc. 53,696 1,959,367
Thor Industries, Inc. 19,359 1,973,844
3,933,211
Banks 6.9%
Associated Banc-Corp. 53,839 1,199,533
Bank of Hawaii Corp. 14,225 1,202,013
Bank OZK 42,628 1,904,193
Cadence Bank 28,423 824,835
Cathay General Bancorp 27,146 1,145,290
CIT Group, Inc. 34,333 1,700,513
Commerce Bancshares, Inc. 36,766 2,592,371
Cullen/Frost Bankers, Inc. 19,662 2,546,229
East West Bancorp, Inc. 49,276 3,916,456
First Financial Bankshares ,
Inc. 44,801 2,272,307
First Horizon Corp. 190,791 3,237,723
FNB Corp. 110,973 1,292,835
Fulton Financial Corp. 56,996 917,636
Glacier Bancorp, Inc. 37,869 2,093,777
Hancock Whitney Corp. 30,311 1,499,788
Home BancShares , Inc. 52,431 1,245,761
International Bancshares Corp. 18,835 798,604
PacWest Bancorp 40,659 1,930,083
Pinnacle Financial Partners,
Inc. 26,455 2,554,759
Prosperity Bancshares, Inc. 32,276 2,430,706
Signature Bank 21,060 6,272,089
Sterling Bancorp 66,926 1,703,267
Synovus Financial Corp. 50,863 2,369,707
Texas Capital Bancshares,
Inc.* 17,478 1,059,167
UMB Financial Corp. 15,028 1,485,067
Umpqua Holdings Corp. 76,364 1,561,644
United Bankshares , Inc. 44,874 1,659,889
Valley National Bancorp 141,221 1,872,590
Webster Financial Corp. 31,794 1,779,192
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 19,811 1,753,274
58,821,298
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 3,256 1,603,515
Biotechnology 1.6%
Arrowhead Pharmaceuticals,
Inc.* 36,174 2,308,625
Emergent BioSolutions , Inc.* 16,703 796,232
Exelixis , Inc.* 109,375 2,352,656
Halozyme Therapeutics, Inc.* 49,585 1,887,701
Neurocrine Biosciences, Inc.* 32,872 3,465,037
United Therapeutics Corp.* 15,659 2,987,111
13,797,362
Building Products 2.5%
Builders FirstSource , Inc.* 71,966 4,193,459
Carlisle Cos., Inc. 18,078 4,029,948
Lennox International, Inc. 11,900 3,561,432
Owens Corning 35,819 3,345,853
Simpson Manufacturing Co.,
Inc. 15,255 1,618,403
Trex Co., Inc.* 40,224 4,279,833
21,028,928
Capital Markets 2.9%
Affiliated Managers Group, Inc. 14,257 2,393,465
Evercore , Inc., Class A 13,773 2,091,292
FactSet Research Systems,
Inc. 13,122 5,824,725
Federated Hermes, Inc., Class
B 34,373 1,144,965
Interactive Brokers Group,
Inc., Class A 30,237 2,142,291
Janus Henderson Group plc 60,343 2,805,949
Jefferies Financial Group, Inc. 68,640 2,951,520
SEI Investments Co. 37,239 2,347,547
Stifel Financial Corp. 36,394 2,652,031
24,353,785
Chemicals 2.5%
Ashland Global Holdings, Inc. 19,692 1,890,629
Avient Corp. 31,709 1,708,481
Cabot Corp. 19,771 1,054,783
Chemours Co. (The) 57,364 1,607,339
Ingevity Corp.* 13,752 1,071,418
Minerals Technologies, Inc. 11,431 810,915
NewMarket Corp. 2,508 852,745
Olin Corp. 50,158 2,858,003
RPM International, Inc. 45,072 3,930,278
Scotts Miracle- Gro Co. (The) 14,108 2,094,474
Sensient Technologies Corp. 14,582 1,394,039
Valvoline, Inc. 62,781 2,132,043
21,405,147
Commercial Services & Supplies 1.7%
Brink's Co. (The) 17,252 1,188,318
Clean Harbors, Inc.* 17,325 1,949,755
Herman Miller, Inc. 26,458 1,029,745
IAA, Inc.* 47,058 2,807,010
KAR Auction Services, Inc.* 41,540 609,392

88 - Statement of Investments - October 31, 2021 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
MSA Safety, Inc. 12,590 1,926,648
Stericycle, Inc.* 31,744 2,124,308
Tetra Tech, Inc. 18,869 3,314,529
14,949,705
Communications Equipment 0.9%
Ciena Corp.* 53,837 2,922,811
Lumentum Holdings, Inc.* 26,322 2,173,671
NetScout Systems, Inc.* 25,523 690,652
ViaSat , Inc.* 25,604 1,528,303
7,315,437
Construction & Engineering 1.3%
AECOM* 49,969 3,416,380
Dycom Industries, Inc.* 10,705 850,191
EMCOR Group, Inc. 18,775 2,280,975
Fluor Corp.* 49,306 958,509
MasTec , Inc.* 19,874 1,771,370
Valmont Industries, Inc. 7,367 1,760,418
11,037,843
Construction Materials 0.2%
Eagle Materials, Inc. 14,595 2,165,314
Consumer Finance 0.6%
FirstCash , Inc. 14,137 1,250,700
Navient Corp. 58,081 1,144,196
PROG Holdings, Inc. 23,006 930,593
SLM Corp. 106,211 1,948,972
5,274,461
Containers & Packaging 0.8%
AptarGroup, Inc. 23,027 2,781,201
Greif, Inc., Class A 9,130 590,528
Silgan Holdings, Inc. 28,817 1,158,443
Sonoco Products Co. 34,150 1,978,993
6,509,165
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 1,422 833,079
Grand Canyon Education,
Inc.* 15,758 1,255,913
H&R Block, Inc. 62,576 1,443,628
Service Corp. International 58,129 3,981,255
7,513,875
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 46,039 1,866,881
Electric Utilities 1.0%
ALLETE, Inc. 18,074 1,112,274
Hawaiian Electric Industries,
Inc. 37,809 1,533,533
IDACORP, Inc. 17,588 1,834,780
OGE Energy Corp. 69,523 2,368,649
PNM Resources, Inc. 30,012 1,493,097
8,342,333
Electrical Equipment 2.0%
Acuity Brands, Inc. 12,471 2,561,918
EnerSys 14,772 1,182,351
Hubbell, Inc. 18,887 3,765,501
nVent Electric plc 58,731 2,082,014
Regal Rexnord Corp. 23,568 3,590,113
Common Stocks
Shares Value ($)
Electrical Equipment
Sunrun , Inc.* 71,404 4,118,583
17,300,480
Electronic Equipment, Instruments & Components 3.1%
Arrow Electronics, Inc.* 25,001 2,893,866
Avnet, Inc. 34,873 1,329,010
Belden, Inc. 15,702 945,418
Cognex Corp. 61,560 5,392,040
Coherent, Inc.* 8,478 2,156,803
II-VI, Inc.* 36,428 2,204,258
Jabil, Inc. 50,945 3,054,662
Littelfuse , Inc. 8,561 2,521,643
National Instruments Corp. 46,186 1,961,520
SYNNEX Corp. 14,589 1,531,845
Vishay Intertechnology , Inc. 46,092 885,888
Vontier Corp. 59,011 1,996,342
26,873,295
Energy Equipment & Services 0.4%
ChampionX Corp.* 70,634 1,852,730
NOV, Inc.* 135,860 1,904,757
3,757,487
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A 15,877 969,926
Equity Real Estate Investment Trusts (REITs) 9.4%
American Campus
Communities, Inc. 48,314 2,595,428
Apartment Income REIT Corp. 54,670 2,930,859
Brixmor Property Group, Inc. 102,867 2,411,203
Camden Property Trust 34,861 5,685,829
CoreSite Realty Corp. 15,380 2,191,035
Corporate Office Properties
Trust 38,985 1,057,273
Cousins Properties, Inc. 51,415 2,036,548
CyrusOne , Inc. 43,068 3,532,437
Douglas Emmett, Inc. 61,366 2,005,441
EastGroup Properties, Inc. 13,917 2,752,504
EPR Properties 26,184 1,314,699
First Industrial Realty Trust,
Inc. 44,520 2,592,400
Healthcare Realty Trust, Inc. 50,679 1,675,448
Highwoods Properties, Inc. 36,194 1,622,939
Hudson Pacific Properties, Inc. 52,958 1,363,669
JBG SMITH Properties 40,463 1,167,762
Kilroy Realty Corp. 36,399 2,452,565
Kite Realty Group Trust 75,740 1,537,522
Lamar Advertising Co., Class A 30,134 3,411,169
Life Storage, Inc. 27,097 3,625,850
Macerich Co. (The) 74,385 1,345,625
Medical Properties Trust, Inc. 206,895 4,413,070
National Retail Properties, Inc. 60,988 2,766,416
National Storage Affiliates
Trust 28,127 1,756,812
Omega Healthcare Investors,
Inc. 82,965 2,435,852
Park Hotels & Resorts, Inc.* 83,043 1,538,787
Pebblebrook Hotel Trust 45,477 1,021,413
Physicians Realty Trust 75,304 1,431,529
PotlatchDeltic Corp. 23,522 1,229,495

Nationwide Mid Cap Market Index Fund - October 31, 2021 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
PS Business Parks, Inc. 6,900 1,226,130
Rayonier, Inc. 49,128 1,833,948
Rexford Industrial Realty, Inc. 47,353 3,182,122
Sabra Health Care REIT, Inc. 76,695 1,085,234
SL Green Realty Corp. 23,321 1,634,102
Spirit Realty Capital, Inc. 41,366 2,024,038
STORE Capital Corp. 84,925 2,915,475
Urban Edge Properties 38,299 671,381
80,474,009
Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings,
Inc.* 47,742 2,790,043
Casey's General Stores, Inc. 12,850 2,461,289
Grocery Outlet Holding Corp.* 30,435 675,353
Performance Food Group Co.* 53,375 2,414,151
Sprouts Farmers Market, Inc.* 39,459 873,622
9,214,458
Food Products 1.8%
Darling Ingredients, Inc.* 56,266 4,755,602
Flowers Foods, Inc. 69,525 1,720,744
Hain Celestial Group, Inc.
(The)* 29,093 1,305,403
Ingredion, Inc. 23,272 2,216,192
Lancaster Colony Corp. 6,756 1,148,520
Pilgrim's Pride Corp.* 17,212 484,690
Post Holdings, Inc.* 20,329 2,062,987
Sanderson Farms, Inc. 7,349 1,392,268
Tootsie Roll Industries, Inc.(a) 5,883 186,197
15,272,603
Gas Utilities 1.2%
National Fuel Gas Co. 31,646 1,817,430
New Jersey Resources Corp. 33,493 1,266,370
ONE Gas, Inc. 18,661 1,255,885
Southwest Gas Holdings, Inc. 20,722 1,434,999
Spire, Inc. 17,943 1,126,103
UGI Corp. 72,622 3,152,521
10,053,308
Health Care Equipment & Supplies 3.7%
Envista Holdings Corp.* 55,897 2,185,573
Globus Medical, Inc., Class A* 27,124 2,093,159
Haemonetics Corp.* 17,648 1,212,594
Hill-Rom Holdings, Inc. 22,828 3,536,057
ICU Medical, Inc.* 6,922 1,620,648
Integra LifeSciences Holdings
Corp.* 25,330 1,683,432
LivaNova plc* 18,695 1,434,280
Masimo Corp.* 17,649 5,004,197
Neogen Corp.* 36,982 1,564,708
NuVasive , Inc.* 17,836 951,729
Penumbra, Inc.* 11,927 3,298,412
Quidel Corp.*(a) 13,237 1,757,477
STAAR Surgical Co.* 16,412 1,944,166
Tandem Diabetes Care, Inc.* 22,003 2,999,669
31,286,101
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*(a) 31,359 1,944,258
Amedisys , Inc.* 11,308 1,914,897
Chemed Corp. 5,432 2,619,582
Common Stocks
Shares Value ($)
Health Care Providers & Services
Encompass Health Corp. 34,715 2,206,486
HealthEquity , Inc.* 28,890 1,911,940
LHC Group, Inc.* 10,968 1,476,183
Molina Healthcare, Inc.* 20,264 5,992,470
Option Care Health, Inc.* 48,391 1,322,526
Patterson Cos., Inc. 29,968 936,800
Progyny , Inc.* 23,959 1,471,801
R1 RCM, Inc.* 46,607 1,011,372
Tenet Healthcare Corp.* 37,147 2,661,954
25,470,269
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.* 28,344 1,807,780
Choice Hotels International,
Inc. 11,362 1,597,724
Churchill Downs, Inc. 12,041 2,769,430
Cracker Barrel Old Country
Store, Inc. 8,240 1,097,321
Jack in the Box, Inc. 7,565 748,557
Marriott Vacations Worldwide
Corp. 14,801 2,327,013
Papa John's International, Inc. 11,363 1,409,921
Scientific Games Corp.* 33,691 2,696,965
Six Flags Entertainment Corp.* 26,842 1,104,012
Texas Roadhouse, Inc. 24,203 2,149,468
Travel + Leisure Co. 29,933 1,626,559
Wendy's Co. (The) 61,902 1,380,415
Wingstop , Inc. 10,352 1,785,409
Wyndham Hotels & Resorts,
Inc. 32,482 2,743,755
25,244,329
Household Durables 1.6%
Helen of Troy Ltd.* 8,334 1,874,733
KB Home 31,559 1,267,094
Taylor Morrison Home Corp.* 43,913 1,340,664
Tempur Sealy International,
Inc. 68,246 3,034,900
Toll Brothers, Inc. 40,115 2,413,719
TopBuild Corp.* 11,466 2,946,418
TRI Pointe Group, Inc.* 39,190 948,006
13,825,534
Household Products 0.1%
Energizer Holdings, Inc. 21,963 800,991
Insurance 3.6%
Alleghany Corp.* 4,806 3,130,532
American Financial Group, Inc. 22,959 3,123,342
Brighthouse Financial, Inc.* 28,865 1,449,889
CNO Financial Group, Inc. 44,383 1,071,406
First American Financial Corp. 38,177 2,792,266
Hanover Insurance Group, Inc.
(The) 12,401 1,562,526
Kemper Corp. 20,773 1,318,670
Kinsale Capital Group, Inc. 7,492 1,402,128
Mercury General Corp. 9,463 515,639
Old Republic International
Corp. 98,754 2,550,816
Primerica, Inc. 13,778 2,318,011
Reinsurance Group of
America, Inc. 23,616 2,788,577

90 - Statement of Investments - October 31, 2021 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
RenaissanceRe Holdings Ltd. 16,360 2,319,848
RLI Corp. 13,935 1,509,300
Selective Insurance Group,
Inc. 21,105 1,653,999
Unum Group 62,769 1,598,726
31,105,675
Interactive Media & Services 0.5%
TripAdvisor, Inc.* 34,276 1,130,080
Yelp, Inc.* 24,396 942,417
Ziff Davis, Inc.* 16,851 2,161,478
4,233,975
IT Services 1.6%
Alliance Data Systems Corp. 17,281 1,473,205
Concentrix Corp. 14,921 2,651,163
Genpact Ltd. 59,938 2,957,941
LiveRamp Holdings, Inc.* 23,447 1,254,649
MAXIMUS, Inc. 21,556 1,822,991
Sabre Corp.* 111,752 1,159,986
WEX, Inc.* 15,559 2,329,182
13,649,117
Leisure Products 1.3%
Brunswick Corp. 26,916 2,505,610
Callaway Golf Co.* 40,479 1,094,957
Mattel, Inc.* 120,829 2,635,280
Polaris, Inc. 19,781 2,273,826
YETI Holdings, Inc.* 30,520 3,001,032
11,510,705
Life Sciences Tools & Services 1.3%
Medpace Holdings, Inc.* 9,969 2,258,477
Repligen Corp.* 17,758 5,158,699
Syneos Health, Inc.* 35,928 3,353,519
10,770,695
Machinery 5.0%
AGCO Corp. 21,465 2,623,238
Colfax Corp.* 44,761 2,310,563
Crane Co. 17,304 1,787,157
Donaldson Co., Inc. 43,718 2,623,517
Flowserve Corp. 45,242 1,521,036
Graco , Inc. 58,964 4,432,914
ITT, Inc. 29,904 2,813,069
Kennametal, Inc. 28,811 1,145,237
Lincoln Electric Holdings, Inc. 20,685 2,945,544
Middleby Corp. (The)* 19,320 3,524,741
Nordson Corp. 18,776 4,773,047
Oshkosh Corp. 23,838 2,550,666
Terex Corp. 24,400 1,093,120
Timken Co. (The) 24,102 1,710,037
Toro Co. (The) 37,301 3,561,126
Trinity Industries, Inc.(a) 28,945 811,907
Woodward, Inc. 22,061 2,491,790
42,718,709
Marine 0.1%
Kirby Corp.* 20,973 1,099,195
Media 1.0%
Cable One, Inc. 1,720 2,943,281
John Wiley & Sons, Inc., Class
A 15,400 834,218
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A 58,278 3,181,396
TEGNA, Inc. 77,708 1,527,739
8,486,634
Metals & Mining 2.2%
Cleveland-Cliffs, Inc.* 157,642 3,800,749
Commercial Metals Co. 41,896 1,348,213
Compass Minerals
International, Inc. 11,905 780,968
Reliance Steel & Aluminum
Co. 22,149 3,237,298
Royal Gold, Inc. 22,778 2,255,477
Steel Dynamics, Inc. 67,347 4,450,290
United States Steel Corp. 94,387 2,490,873
Worthington Industries, Inc. 11,554 627,613
18,991,481
Multiline Retail 0.6%
Kohl's Corp. 54,262 2,633,335
Nordstrom, Inc.* 38,760 1,113,575
Ollie's Bargain Outlet
Holdings, Inc.* 21,207 1,434,865
5,181,775
Multi-Utilities 0.5%
Black Hills Corp. 22,046 1,463,414
MDU Resources Group, Inc. 70,307 2,160,534
NorthWestern Corp. 17,841 1,014,439
4,638,387
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. 113,807 1,210,906
CNX Resources Corp.* 75,470 1,102,617
DT Midstream, Inc. 33,883 1,625,029
EQT Corp.* 105,255 2,095,627
Equitrans Midstream Corp. 142,618 1,470,392
HollyFrontier Corp. 51,920 1,754,896
Murphy Oil Corp. 50,663 1,409,951
Targa Resources Corp. 79,415 4,341,618
15,011,036
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 33,254 1,959,658
Personal Products 0.2%
Coty, Inc., Class A* 117,826 999,164
Nu Skin Enterprises, Inc.,
Class A 17,565 705,235
1,704,399
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 21,336 2,838,541
Nektar Therapeutics* 64,216 973,515
Perrigo Co. plc 46,586 2,103,358
5,915,414
Professional Services 1.6%
ASGN, Inc.* 18,373 2,198,513
CACI International, Inc., Class
A* 8,180 2,352,895
FTI Consulting, Inc.* 11,885 1,710,489
Insperity , Inc. 12,469 1,558,625
KBR, Inc. 48,896 2,075,146

Nationwide Mid Cap Market Index Fund - October 31, 2021 - Statement of Investments - 91
Common Stocks
Shares Value ($)
Professional Services
ManpowerGroup , Inc. 18,836 1,820,500
Science Applications
International Corp. 20,076 1,802,423
13,518,591
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 17,590 4,542,266
Road & Rail 2.0%
Avis Budget Group, Inc.* 16,328 2,829,806
Knight-Swift Transportation
Holdings, Inc. 57,854 3,279,743
Landstar System, Inc. 13,267 2,332,471
Ryder System, Inc. 18,627 1,582,364
Saia, Inc.* 9,183 2,870,973
Werner Enterprises, Inc. 21,050 953,986
XPO Logistics, Inc.* 34,199 2,934,274
16,783,617
Semiconductors & Semiconductor Equipment 4.6%
Amkor Technology, Inc. 35,070 768,734
Brooks Automation, Inc. 25,804 3,004,876
Cirrus Logic, Inc.* 20,162 1,629,291
CMC Materials, Inc. 10,230 1,313,225
First Solar, Inc.* 34,261 4,097,273
Lattice Semiconductor Corp.* 47,505 3,298,747
MKS Instruments, Inc. 19,359 2,904,818
Semtech Corp.* 22,597 1,921,423
Silicon Laboratories, Inc.* 14,188 2,678,127
SolarEdge Technologies, Inc.* 18,154 6,438,861
SunPower Corp.*(a) 28,910 973,111
Synaptics , Inc.* 12,232 2,379,980
Universal Display Corp. 15,012 2,750,199
Wolfspeed , Inc.*(a) 40,538 4,869,019
39,027,684
Software 4.0%
ACI Worldwide, Inc.* 40,711 1,249,014
Aspen Technology, Inc.* 23,587 3,695,847
Blackbaud , Inc.* 14,601 1,036,817
CDK Global, Inc. 42,294 1,840,635
Cerence , Inc.*(a) 13,285 1,396,652
CommVault Systems, Inc.* 15,932 979,818
Digital Turbine, Inc.* 30,620 2,635,157
Envestnet , Inc.* 12,398 1,035,233
Fair Isaac Corp.* 9,859 3,925,854
Manhattan Associates, Inc.* 22,148 4,020,748
Mimecast Ltd.* 21,402 1,614,567
NCR Corp.* 45,880 1,814,095
Paylocity Holding Corp.* 13,654 4,166,382
Qualys , Inc.* 11,698 1,456,167
SailPoint Technologies
Holdings, Inc.* 32,280 1,548,794
Teradata Corp.* 37,927 2,145,151
34,560,931
Specialty Retail 3.6%
American Eagle Outfitters, Inc.
(a) 53,354 1,266,624
AutoNation, Inc.* 15,257 1,847,928
Dick's Sporting Goods, Inc. 22,711 2,820,933
Five Below, Inc.* 19,532 3,853,664
Foot Locker, Inc. 31,637 1,508,136
Common Stocks
Shares Value ($)
Specialty Retail
GameStop Corp., Class A*(a) 21,590 3,961,981
Lithia Motors, Inc., Class A 10,492 3,349,256
Murphy USA, Inc. 8,248 1,344,012
Restoration Hardware
Holdings, Inc.* 5,913 3,900,392
Urban Outfitters, Inc.* 22,895 731,037
Victoria's Secret & Co.* 26,397 1,332,256
Williams-Sonoma, Inc. 26,090 4,845,696
30,761,915
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 47,733 849,647
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.* 52,797 2,810,912
Carter's, Inc. 15,278 1,505,189
Columbia Sportswear Co. 12,244 1,271,417
Crocs, Inc.* 21,632 3,492,486
Deckers Outdoor Corp.* 9,608 3,798,138
Skechers USA, Inc., Class A* 46,851 2,164,985
15,043,127
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 39,218 1,882,464
MGIC Investment Corp. 117,575 1,900,012
New York Community
Bancorp, Inc. 162,536 2,020,323
Washington Federal, Inc. 23,595 834,319
6,637,118
Trading Companies & Distributors 0.9%
GATX Corp. 12,363 1,172,631
MSC Industrial Direct Co., Inc.,
Class A 16,321 1,372,106
Univar Solutions, Inc.* 59,581 1,524,082
Watsco , Inc. 11,493 3,328,143
7,396,962
Water Utilities 0.4%
Essential Utilities, Inc. 77,903 3,666,894
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 34,930 654,588
Total Common Stocks
(cost $524,742,912) 848,363,507
Short-Term Investment 1.4%
Money Market Fund 1.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 11,529,465 11,529,465
Total Short-Term Investment
(cost $11,529,465) 11,529,465
Total Investments
(cost $536,272,377) — 100.9% 859,892,972
Liabilities in excess of other assets — (0.9)% (7,968,219)
NET ASSETS — 100.0%
$ 851,924,753

92 - Statement of Investments - October 31, 2021 - Nationwide Mid Cap Market Index Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $11,284,891, which was collateralized
by cash used to purchase a money market fund with a value
of $11,529,465.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $11,529,465.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 15 12/2021 USD 4,184,100 177,747
177,747
As of October 31, 2021, the Fund had $204,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2021 - Statement of Investments - 93
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 6.7%
Boeing Co. (The)* 49,719 10,293,325
General Dynamics Corp. 49,719 10,080,527
L3Harris Technologies, Inc. 49,719 11,462,218
Lockheed Martin Corp. 49,719 16,522,618
Raytheon Technologies Corp. 49,719 4,418,030
52,776,718
Biotechnology 3.6%
Amgen, Inc. 49,719 10,290,341
Biogen, Inc.* 49,719 13,259,063
Gilead Sciences, Inc. 49,719 3,225,769
Myriad Genetics, Inc.* 49,719 1,529,854
28,305,027
Chemicals 0.4%
DuPont de Nemours, Inc. 49,719 3,460,442
Communications Equipment 5.8%
Ciena Corp.* 49,719 2,699,244
Cisco Systems, Inc. 49,719 2,782,772
F5 Networks, Inc.* 49,719 10,498,167
Juniper Networks, Inc. 49,719 1,467,705
Motorola Solutions, Inc. 49,719 12,359,646
Nokia OYJ, ADR-FI* 49,719 282,404
Ubiquiti, Inc. 49,719 15,190,646
Viavi Solutions, Inc.* 49,719 765,673
46,046,257
Diversified Telecommunication Services 0.2%
AT&T, Inc. 49,719 1,255,902
Electrical Equipment 0.3%
Sensata Technologies Holding
plc* 49,719 2,739,517
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A 49,719 3,816,927
Corning, Inc. 49,719 1,768,505
LG Display Co. Ltd.,
ADR-KR*(a) 49,719 415,154
6,000,586
Energy Equipment & Services 0.5%
Halliburton Co. 49,719 1,242,478
NOV, Inc.* 49,719 697,060
Schlumberger NV 49,719 1,603,935
3,543,473
Entertainment 0.5%
Activision Blizzard, Inc. 49,719 3,887,529
Health Care Equipment & Supplies 3.5%
Baxter International, Inc. 49,719 3,925,812
Boston Scientific Corp.* 49,719 2,144,381
Danaher Corp. 49,719 15,500,893
Medtronic plc 49,719 5,959,319
27,530,405
Health Care Technology 2.5%
Cerner Corp. 49,719 3,693,625
Veeva Systems, Inc., Class A* 49,719 15,761,420
19,455,045
Household Durables 1.4%
Garmin Ltd. 49,719 7,139,648
Common Stocks
Shares Value ($)
Household Durables
iRobot Corp.* 49,719 4,147,559
11,287,207
Industrial Conglomerates 1.4%
Honeywell International, Inc. 49,719 10,869,568
Interactive Media & Services 3.2%
Meta Platforms, Inc., Class A* 49,719 16,087,577
Twitter, Inc.* 49,719 2,661,955
Ziff Davis, Inc.* 49,719 6,377,456
25,126,988
Internet & Direct Marketing Retail 2.0%
Alibaba Group Holding Ltd.,
ADR-CN* 49,719 8,200,652
eBay, Inc. 49,719 3,814,442
JD.com, Inc., ADR-CN* 49,719 3,892,003
15,907,097
IT Services 8.8%
Akamai Technologies, Inc.* 49,719 5,243,366
Amdocs Ltd. 49,719 3,870,127
Automatic Data Processing,
Inc. 49,719 11,161,418
DXC Technology Co.* 49,719 1,619,348
International Business
Machines Corp. 49,719 6,219,847
LiveRamp Holdings, Inc.* 49,719 2,660,464
Mastercard , Inc., Class A 49,719 16,681,719
VeriSign, Inc.* 49,719 11,070,930
Visa, Inc., Class A 49,719 10,528,992
69,056,211
Life Sciences Tools & Services 7.6%
Agilent Technologies, Inc. 49,719 7,830,245
Illumina, Inc.* 49,719 20,636,368
Thermo Fisher Scientific, Inc. 49,719 31,475,608
59,942,221
Pharmaceuticals 1.5%
AstraZeneca plc, ADR-UK 49,719 3,101,471
Bausch Health Cos., Inc.* 49,719 1,396,110
Bristol-Myers Squibb Co. 49,719 2,903,590
Novartis AG, ADR-CH 49,719 4,114,744
11,515,915
Semiconductors & Semiconductor Equipment 25.8%
Advanced Micro Devices, Inc.* 49,719 5,977,715
Analog Devices, Inc. 49,719 8,625,749
Applied Materials, Inc. 49,719 6,794,101
ASML Holding NV
(Registered), NYRS-NL 49,719 40,415,581
Broadcom, Inc. 49,719 26,434,101
FormFactor , Inc.* 49,719 1,977,822
Intel Corp. 49,719 2,436,231
KLA Corp. 49,719 18,533,254
Lam Research Corp. 49,719 28,020,137
Microchip Technology, Inc. 49,719 3,683,681
Micron Technology, Inc. 49,719 3,435,583
NVIDIA Corp. 49,719 12,711,657
NXP Semiconductors NV 49,719 9,986,558
ON Semiconductor Corp.* 49,719 2,389,992
QUALCOMM, Inc. 49,719 6,614,616
Teradyne, Inc. 49,719 6,873,155

94 - Statement of Investments - October 31, 2021 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 49,719 9,321,318
Xilinx, Inc. 49,719 8,949,420
203,180,671
Software 20.5%
Adobe, Inc.* 49,719 32,335,249
Check Point Software
Technologies Ltd.* 49,719 5,946,392
Citrix Systems, Inc. 49,719 4,709,881
InterDigital , Inc. 49,719 3,328,687
Intuit, Inc. 49,719 31,123,597
Microsoft Corp. 49,719 16,487,815
NortonLifeLock , Inc. 49,719 1,265,348
Open Text Corp. 49,719 2,503,352
Oracle Corp. 49,719 4,770,041
Progress Software Corp. 49,719 2,556,054
PTC, Inc.* 49,719 6,331,715
salesforce.com, Inc.* 49,719 14,900,287
SAP SE, ADR-DE(a) 49,719 7,198,317
Synopsys, Inc.* 49,719 16,565,376
Teradata Corp.* 49,719 2,812,107
VMware, Inc., Class A*(a) 49,719 7,542,372
Xperi Holding Corp. 49,719 890,964
161,267,554
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc. 49,719 7,447,906
HP, Inc. 49,719 1,507,977
NetApp, Inc. 49,719 4,439,907
Seagate Technology Holdings
plc 49,719 4,428,471
Western Digital Corp.* 49,719 2,599,807
Xerox Holdings Corp. 49,719 884,998
21,309,066
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 49,719 931,734
Total Common Stocks
(cost $199,779,170) 785,395,133
Short-Term Investment 1.2%
Shares Value ($)
Money Market Fund 1.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 9,655,768 9,655,768
Total Short-Term Investment
(cost $9,655,768) 9,655,768
Total Investments
(cost $209,434,938) — 101.0% 795,050,901
Liabilities in excess of other assets — (1.0)% (7,600,313)
NET ASSETS — 100.0%
$ 787,450,588
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $9,399,036, which was collateralized
by cash used to purchase a money market fund with a value
of $9,655,768.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $9,655,768.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 10 12/2021 USD 3,167,700 67,209
67,209
As of October 31, 2021, the Fund had $174,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide S&P 500 Index Fund - October 31, 2021 - Statement of Investments - 95
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 18,517 3,833,575
General Dynamics Corp. 7,696 1,560,364
Howmet Aerospace, Inc. 14,040 416,848
Huntington Ingalls Industries,
Inc. 1,361 275,916
L3Harris Technologies, Inc. 6,762 1,558,911
Lockheed Martin Corp. 8,267 2,747,289
Northrop Grumman Corp. 4,994 1,783,957
Raytheon Technologies Corp. 50,740 4,508,756
Textron, Inc. 7,506 554,318
TransDigm Group, Inc.* 1,762 1,099,171
18,339,105
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,434 430,054
Expeditors International of
Washington, Inc. 5,524 680,888
FedEx Corp. 8,200 1,931,346
United Parcel Service, Inc.,
Class B 24,568 5,244,531
8,286,819
Airlines 0.2%
Alaska Air Group, Inc.* 4,421 233,429
American Airlines Group,
Inc.*(a) 23,177 444,998
Delta Air Lines, Inc.* 21,789 852,604
Southwest Airlines Co.* 19,773 934,867
United Airlines Holdings, Inc.* 10,890 502,465
2,968,363
Auto Components 0.1%
Aptiv plc* 9,150 1,581,944
BorgWarner, Inc. 7,692 346,678
1,928,622
Automobiles 2.7%
Ford Motor Co.* 130,380 2,226,890
General Motors Co.* 48,850 2,658,906
Tesla, Inc.* 27,305 30,417,770
35,303,566
Banks 4.4%
Bank of America Corp. 249,181 11,905,868
Citigroup, Inc. 68,201 4,716,781
Citizens Financial Group, Inc. 13,890 658,108
Comerica, Inc. 4,188 356,357
Fifth Third Bancorp 23,503 1,023,086
First Republic Bank 5,828 1,260,771
Huntington Bancshares, Inc. 48,648 765,719
JPMorgan Chase & Co. 100,551 17,082,609
KeyCorp 32,076 746,408
M&T Bank Corp. 4,164 612,608
People's United Financial, Inc. 14,533 249,096
PNC Financial Services
Group, Inc. (The) 14,301 3,017,940
Regions Financial Corp. 33,788 800,100
SVB Financial Group* 1,974 1,416,148
Truist Financial Corp. 44,938 2,852,215
US Bancorp 45,400 2,740,798
Wells Fargo & Co. 138,180 7,069,289
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,427 341,847
57,615,748
Beverages 1.4%
Brown-Forman Corp., Class B 6,145 417,184
Coca-Cola Co. (The) 130,678 7,366,319
Constellation Brands, Inc.,
Class A 5,662 1,227,578
Molson Coors Beverage Co.,
Class B 6,950 306,426
Monster Beverage Corp.* 12,636 1,074,060
PepsiCo, Inc. 46,619 7,533,630
17,925,197
Biotechnology 1.8%
AbbVie, Inc. 59,592 6,833,415
Amgen, Inc. 19,088 3,950,643
Biogen, Inc.* 4,982 1,328,600
Gilead Sciences, Inc. 42,077 2,729,956
Incyte Corp.* 6,374 426,930
Moderna , Inc.* 11,817 4,079,347
Regeneron Pharmaceuticals,
Inc.* 3,537 2,263,468
Vertex Pharmaceuticals, Inc.* 8,655 1,600,569
23,212,928
Building Products 0.5%
A O Smith Corp. 4,600 336,122
Allegion plc 2,995 384,258
Carrier Global Corp. 29,198 1,525,012
Fortune Brands Home &
Security, Inc. 4,669 473,437
Johnson Controls International
plc 24,258 1,779,809
Masco Corp. 8,173 535,740
Trane Technologies plc 7,896 1,428,623
6,463,001
Capital Markets 3.1%
Ameriprise Financial, Inc. 3,779 1,141,749
Bank of New York Mellon
Corp. (The) 26,511 1,569,451
BlackRock, Inc. 4,787 4,516,343
Cboe Global Markets, Inc. 3,823 504,407
Charles Schwab Corp. (The) 50,394 4,133,820
CME Group, Inc. 12,077 2,663,582
Franklin Resources, Inc. 10,128 318,931
Goldman Sachs Group, Inc.
(The) 11,347 4,690,283
Intercontinental Exchange, Inc. 19,153 2,651,924
Invesco Ltd. 11,488 291,910
MarketAxess Holdings, Inc. 1,354 553,339
Moody's Corp. 5,400 2,182,410
Morgan Stanley 49,117 5,048,245
MSCI, Inc. 2,747 1,826,425
Nasdaq, Inc. 3,963 831,715
Northern Trust Corp. 6,919 851,314
Raymond James Financial,
Inc. 6,516 642,413
S&P Global, Inc. 8,171 3,874,361
State Street Corp. 11,595 1,142,687

96 - Statement of Investments - October 31, 2021 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 7,562 1,640,047
41,075,356
Chemicals 1.7%
Air Products & Chemicals, Inc. 7,440 2,230,586
Albemarle Corp. 3,987 998,624
Celanese Corp. 3,601 581,597
CF Industries Holdings, Inc. 7,429 421,967
Corteva , Inc. 24,208 1,044,575
Dow, Inc. 25,375 1,420,239
DuPont de Nemours, Inc. 17,601 1,225,030
Eastman Chemical Co. 4,591 477,602
Ecolab, Inc. 8,426 1,872,426
FMC Corp. 4,401 400,535
International Flavors &
Fragrances, Inc. 8,416 1,240,939
Linde plc 17,360 5,541,312
LyondellBasell Industries NV,
Class A 8,863 822,664
Mosaic Co. (The) 10,947 455,067
PPG Industries, Inc. 8,044 1,291,625
Sherwin-Williams Co. (The) 8,151 2,580,688
22,605,476
Commercial Services & Supplies 0.4%
Cintas Corp. 2,945 1,275,480
Copart , Inc.* 7,112 1,104,422
Republic Services, Inc. 7,161 963,871
Rollins, Inc. 7,593 267,501
Waste Management, Inc. 13,134 2,104,461
5,715,735
Communications Equipment 0.8%
Arista Networks, Inc.* 1,877 768,988
Cisco Systems, Inc. 141,397 7,913,990
F5 Networks, Inc.* 2,045 431,802
Juniper Networks, Inc. 10,084 297,679
Motorola Solutions, Inc. 5,720 1,421,935
10,834,394
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,773 578,869
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,060 809,250
Vulcan Materials Co. 4,390 834,627
1,643,877
Consumer Finance 0.6%
American Express Co. 21,602 3,753,996
Capital One Financial Corp. 14,854 2,243,400
Discover Financial Services 10,026 1,136,146
Synchrony Financial 19,170 890,446
8,023,988
Containers & Packaging 0.3%
Amcor plc 51,643 623,331
Avery Dennison Corp. 2,842 618,760
Ball Corp. 11,292 1,032,992
International Paper Co. 12,770 634,286
Packaging Corp. of America 3,058 420,078
Sealed Air Corp. 4,612 273,584
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 9,133 439,297
4,042,328
Distributors 0.1%
Genuine Parts Co. 4,639 608,219
LKQ Corp.* 9,147 503,817
Pool Corp. 1,364 702,678
1,814,714
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 62,376 17,902,536
Diversified Telecommunication Services 1.0%
AT&T, Inc. 240,260 6,068,968
Lumen Technologies, Inc. 32,033 379,911
Verizon Communications, Inc. 139,598 7,397,298
13,846,177
Electric Utilities 1.5%
Alliant Energy Corp. 8,371 473,548
American Electric Power Co.,
Inc. 16,858 1,428,041
Duke Energy Corp. 25,888 2,640,835
Edison International 12,839 807,958
Entergy Corp. 6,889 709,705
Evergy , Inc. 8,199 522,686
Eversource Energy 11,481 974,737
Exelon Corp. 32,438 1,725,377
FirstEnergy Corp. 17,897 689,571
NextEra Energy, Inc. 65,847 5,618,725
NRG Energy, Inc. 8,520 339,863
Pinnacle West Capital Corp. 3,789 244,353
PPL Corp. 25,608 737,510
Southern Co. (The) 35,732 2,226,818
Xcel Energy, Inc. 18,095 1,168,756
20,308,483
Electrical Equipment 0.6%
AMETEK, Inc. 7,851 1,039,472
Eaton Corp. plc 13,413 2,209,926
Emerson Electric Co. 20,299 1,969,206
Generac Holdings, Inc.* 2,081 1,037,503
Rockwell Automation, Inc. 3,919 1,251,729
7,507,836
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 20,129 1,545,303
CDW Corp. 4,513 842,351
Corning, Inc. 25,807 917,955
IPG Photonics Corp.* 1,225 194,787
Keysight Technologies, Inc.* 6,199 1,115,944
TE Connectivity Ltd. 11,095 1,619,870
Teledyne Technologies, Inc.* 1,577 708,420
Trimble, Inc.* 8,621 753,217
Zebra Technologies Corp.,
Class A* 1,767 943,490
8,641,337
Energy Equipment & Services 0.2%
Baker Hughes Co. 27,878 699,180
Halliburton Co. 29,063 726,284

Nationwide S&P 500 Index Fund - October 31, 2021 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,267 1,524,834
2,950,298
Entertainment 1.9%
Activision Blizzard, Inc. 26,384 2,062,965
Electronic Arts, Inc. 9,484 1,330,131
Live Nation Entertainment,
Inc.* 4,369 441,924
Netflix, Inc.* 14,903 10,287,690
Take-Two Interactive Software,
Inc.* 3,767 681,827
Walt Disney Co. (The)* 61,291 10,362,470
25,167,007
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. 4,693 958,029
American Tower Corp. 15,357 4,330,213
AvalonBay Communities, Inc. 4,774 1,129,910
Boston Properties, Inc. 4,582 520,698
Crown Castle International
Corp. 14,662 2,643,559
Digital Realty Trust, Inc. 9,552 1,507,401
Duke Realty Corp. 13,382 752,604
Equinix , Inc. 3,017 2,525,440
Equity Residential 11,579 1,000,426
Essex Property Trust, Inc. 2,207 750,225
Extra Space Storage, Inc. 4,493 886,783
Federal Realty Investment
Trust 2,632 316,761
Healthpeak Properties, Inc. 17,549 623,165
Host Hotels & Resorts, Inc.* 22,752 382,916
Iron Mountain, Inc. 9,250 422,170
Kimco Realty Corp. 20,546 464,340
Mid-America Apartment
Communities, Inc. 3,913 799,074
Prologis, Inc. 24,818 3,597,617
Public Storage 5,060 1,680,831
Realty Income Corp. 18,536 1,324,026
Regency Centers Corp. 4,832 340,221
SBA Communications Corp. 3,690 1,274,268
Simon Property Group, Inc. 11,139 1,632,755
UDR, Inc. 8,983 498,826
Ventas, Inc. 12,416 662,642
Vornado Realty Trust 5,479 233,570
Welltower , Inc. 14,219 1,143,208
Weyerhaeuser Co. 24,660 880,855
33,282,533
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 14,834 7,291,504
Kroger Co. (The) 22,881 915,698
Sysco Corp. 17,303 1,330,601
Walgreens Boots Alliance, Inc. 24,317 1,143,385
Walmart, Inc. 48,089 7,185,458
17,866,646
Food Products 0.8%
Archer-Daniels-Midland Co. 18,901 1,214,200
Campbell Soup Co. 7,028 280,769
Conagra Brands, Inc. 17,160 552,552
General Mills, Inc. 20,532 1,268,878
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,987 874,470
Hormel Foods Corp. 9,055 383,208
J M Smucker Co. (The) 3,604 442,787
Kellogg Co. 8,240 505,112
Kraft Heinz Co. (The) 23,355 838,211
Lamb Weston Holdings, Inc. 4,559 257,355
McCormick & Co., Inc.
(Non-Voting) 8,248 661,737
Mondelez International, Inc.,
Class A 47,072 2,859,153
Tyson Foods, Inc., Class A 10,311 824,571
10,963,003
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,377 403,209
Health Care Equipment & Supplies 3.6%
Abbott Laboratories 59,655 7,688,933
ABIOMED, Inc.* 1,610 534,584
Align Technology, Inc.* 2,505 1,564,047
Baxter International, Inc. 16,967 1,339,714
Becton Dickinson and Co. 9,674 2,317,794
Boston Scientific Corp.* 47,576 2,051,953
Cooper Cos., Inc. (The) 1,625 677,495
Danaher Corp. 21,437 6,683,413
Dentsply Sirona, Inc. 7,284 416,718
DexCom , Inc.* 3,256 2,029,172
Edwards Lifesciences Corp.* 21,129 2,531,677
Hologic , Inc.* 8,483 621,889
IDEXX Laboratories, Inc.* 2,856 1,902,496
Intuitive Surgical, Inc.* 12,039 4,347,644
Medtronic plc 45,222 5,420,309
ResMed , Inc. 4,914 1,291,940
STERIS plc 3,395 793,547
Stryker Corp. 11,293 3,004,729
Teleflex, Inc. 1,528 545,404
West Pharmaceutical
Services, Inc. 2,489 1,069,971
Zimmer Biomet Holdings, Inc. 7,027 1,005,704
47,839,133
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 5,106 623,034
Anthem, Inc. 8,129 3,537,172
Cardinal Health, Inc. 9,786 467,869
Centene Corp.* 19,938 1,420,383
Cigna Corp. 11,422 2,439,853
CVS Health Corp. 44,418 3,965,639
DaVita, Inc.* 2,309 238,381
HCA Healthcare, Inc. 8,295 2,077,566
Henry Schein, Inc.* 4,550 347,392
Humana, Inc. 4,311 1,996,683
Laboratory Corp. of America
Holdings* 3,346 960,369
McKesson Corp. 5,205 1,082,015
Quest Diagnostics, Inc. 4,106 602,679
UnitedHealth Group, Inc. 31,729 14,610,253
Universal Health Services,
Inc., Class B 2,499 310,126
34,679,414

98 - Statement of Investments - October 31, 2021 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Health Care Technology 0.1%
Cerner Corp. 10,273 763,181
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 1,382 3,345,518
Caesars Entertainment, Inc.* 7,465 817,119
Carnival Corp.* 26,094 578,243
Chipotle Mexican Grill, Inc.* 937 1,666,951
Darden Restaurants, Inc. 4,464 643,441
Domino's Pizza, Inc. 1,240 606,323
Expedia Group, Inc.* 5,026 826,325
Hilton Worldwide Holdings,
Inc.* 9,378 1,349,963
Las Vegas Sands Corp.* 12,442 482,874
Marriott International, Inc.,
Class A* 9,234 1,477,625
McDonald's Corp. 25,130 6,170,671
MGM Resorts International 12,941 610,298
Norwegian Cruise Line
Holdings Ltd.*(a) 11,537 296,732
Penn National Gaming, Inc.* 5,007 358,501
Royal Caribbean Cruises Ltd.* 7,614 642,850
Starbucks Corp. 39,677 4,208,539
Wynn Resorts Ltd.* 3,870 347,526
Yum! Brands, Inc. 10,162 1,269,640
25,699,139
Household Durables 0.4%
DR Horton, Inc. 10,969 979,203
Garmin Ltd. 5,174 742,986
Leggett & Platt, Inc. 5,194 243,339
Lennar Corp., Class A 9,167 916,058
Mohawk Industries, Inc.* 1,892 335,281
Newell Brands, Inc. 14,058 321,788
NVR, Inc.* 112 548,217
PulteGroup, Inc. 8,722 419,354
Whirlpool Corp. 2,018 425,455
4,931,681
Household Products 1.3%
Church & Dwight Co., Inc. 8,343 728,845
Clorox Co. (The) 4,072 663,777
Colgate-Palmolive Co. 28,628 2,181,167
Kimberly-Clark Corp. 11,468 1,484,991
Procter & Gamble Co. (The) 81,682 11,679,709
16,738,489
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,538 566,380
Industrial Conglomerates 1.1%
3M Co. 19,343 3,456,207
General Electric Co. 37,030 3,883,336
Honeywell International, Inc. 23,232 5,078,980
Roper Technologies, Inc. 3,497 1,706,082
14,124,605
Insurance 1.9%
Aflac, Inc. 20,765 1,114,458
Allstate Corp. (The) 9,950 1,230,516
American International Group,
Inc. 28,459 1,681,642
Aon plc, Class A 7,576 2,423,714
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 7,006 1,174,696
Assurant, Inc. 2,034 328,105
Brown & Brown, Inc. 7,865 496,360
Chubb Ltd. 14,764 2,884,590
Cincinnati Financial Corp. 5,040 612,058
Everest Re Group Ltd. 1,247 326,090
Globe Life, Inc. 3,200 284,864
Hartford Financial Services
Group, Inc. (The) 11,683 852,041
Lincoln National Corp. 5,983 431,673
Loews Corp. 6,839 383,463
Marsh & McLennan Cos., Inc. 17,212 2,870,962
MetLife, Inc. 24,639 1,547,329
Principal Financial Group, Inc. 8,344 559,799
Progressive Corp. (The) 19,601 1,859,743
Prudential Financial, Inc. 13,016 1,432,411
Travelers Cos., Inc. (The) 8,290 1,333,695
W R Berkley Corp. 4,396 349,922
Willis Towers Watson plc 4,324 1,047,619
25,225,750
Interactive Media & Services 6.6%
Alphabet, Inc., Class A* 10,128 29,988,198
Alphabet, Inc., Class C* 9,481 28,115,052
Match Group, Inc.* 9,315 1,404,516
Meta Platforms, Inc., Class A* 80,215 25,955,167
Twitter, Inc.* 26,628 1,425,663
86,888,596
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.* 14,656 49,426,334
eBay, Inc. 22,000 1,687,840
Etsy, Inc.* 4,219 1,057,661
52,171,835
IT Services 4.4%
Accenture plc, Class A 21,343 7,657,655
Akamai Technologies, Inc.* 5,294 558,305
Automatic Data Processing,
Inc. 14,241 3,196,962
Broadridge Financial
Solutions, Inc. 3,759 670,643
Cognizant Technology
Solutions Corp., Class A 17,455 1,363,061
DXC Technology Co.* 8,638 281,340
Fidelity National Information
Services, Inc. 20,954 2,320,446
Fiserv, Inc.* 20,241 1,993,536
FleetCor Technologies, Inc.* 2,743 678,646
Gartner, Inc.* 2,770 919,391
Global Payments, Inc. 9,978 1,426,754
International Business
Machines Corp. 30,114 3,767,261
Jack Henry & Associates, Inc. 2,523 420,029
Mastercard , Inc., Class A 29,295 9,829,058
Paychex, Inc. 11,009 1,357,190
PayPal Holdings, Inc.* 39,524 9,192,887
VeriSign, Inc.* 3,262 726,350
Visa, Inc., Class A 56,798 12,028,112
Western Union Co. (The) 12,616 229,864
58,617,490

Nationwide S&P 500 Index Fund - October 31, 2021 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Leisure Products 0.0%
†
Hasbro, Inc. 4,155 397,883
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc. 10,211 1,608,130
Bio-Rad Laboratories, Inc.,
Class A* 762 605,546
Bio- Techne Corp. 1,319 690,694
Charles River Laboratories
International, Inc.* 1,644 737,630
Illumina, Inc.* 4,910 2,037,945
IQVIA Holdings, Inc.* 6,364 1,663,677
Mettler -Toledo International,
Inc.* 765 1,132,873
PerkinElmer, Inc. 3,651 645,826
Thermo Fisher Scientific, Inc. 13,254 8,390,710
Waters Corp.* 2,038 749,067
18,262,098
Machinery 1.5%
Caterpillar, Inc. 18,468 3,767,657
Cummins, Inc. 4,832 1,158,907
Deere & Co. 9,552 3,269,745
Dover Corp. 4,861 821,898
Fortive Corp. 12,060 913,063
IDEX Corp. 2,586 575,566
Illinois Tool Works, Inc. 9,760 2,224,011
Ingersoll Rand, Inc.* 13,634 732,964
Otis Worldwide Corp. 14,361 1,153,332
PACCAR, Inc. 11,674 1,046,224
Parker-Hannifin Corp. 4,343 1,288,090
Pentair plc 5,688 420,741
Snap-on, Inc. 1,748 355,246
Stanley Black & Decker, Inc. 5,527 993,368
Westinghouse Air Brake
Technologies Corp. 6,449 585,118
Xylem, Inc. 6,209 810,833
20,116,763
Media 1.1%
Charter Communications, Inc.,
Class A* 4,268 2,880,430
Comcast Corp., Class A 154,250 7,933,077
Discovery, Inc., Class A*(a) 5,609 131,475
Discovery, Inc., Class C* 10,614 239,452
DISH Network Corp., Class A* 8,381 344,208
Fox Corp., Class A(a) 10,915 433,762
Fox Corp., Class B 5,046 186,500
Interpublic Group of Cos., Inc.
(The) 13,538 495,085
News Corp., Class A 13,611 311,692
News Corp., Class B 2,953 66,620
Omnicom Group, Inc. 7,341 499,775
ViacomCBS , Inc. 20,460 741,061
14,263,137
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 48,734 1,838,246
Newmont Corp. 26,620 1,437,480
Nucor Corp. 9,883 1,103,437
4,379,163
Multiline Retail 0.5%
Dollar General Corp. 7,864 1,742,033
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 7,774 837,726
Target Corp. 16,596 4,308,654
6,888,413
Multi-Utilities 0.7%
Ameren Corp. 8,683 731,890
CenterPoint Energy, Inc. 19,006 494,916
CMS Energy Corp. 9,349 564,212
Consolidated Edison, Inc. 11,891 896,581
Dominion Energy, Inc. 27,318 2,074,256
DTE Energy Co. 6,520 739,042
NiSource, Inc. 13,375 329,961
Public Service Enterprise
Group, Inc. 16,985 1,083,643
Sempra Energy 10,595 1,352,240
WEC Energy Group, Inc. 10,557 950,764
9,217,505
Oil, Gas & Consumable Fuels 2.6%
APA Corp. 11,535 302,332
Chevron Corp. 65,076 7,450,551
ConocoPhillips 45,314 3,375,440
Coterra Energy, Inc. 27,464 585,532
Devon Energy Corp. 21,971 880,598
Diamondback Energy, Inc. 5,664 607,124
EOG Resources, Inc. 19,691 1,820,630
Exxon Mobil Corp. 142,459 9,184,332
Hess Corp. 9,042 746,598
Kinder Morgan, Inc. 66,282 1,110,224
Marathon Oil Corp. 24,669 402,598
Marathon Petroleum Corp. 21,684 1,429,626
Occidental Petroleum Corp. 30,379 1,018,608
ONEOK, Inc. 15,295 973,068
Phillips 66 14,816 1,107,940
Pioneer Natural Resources
Co. 7,587 1,418,617
Valero Energy Corp. 13,781 1,065,685
Williams Cos., Inc. (The) 40,657 1,142,055
34,621,558
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,803 2,530,747
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 75,011 4,380,642
Catalent , Inc.* 5,685 783,734
Eli Lilly & Co. 26,658 6,791,392
Johnson & Johnson 88,469 14,409,831
Merck & Co., Inc. 85,473 7,525,898
Organon & Co. 8,781 322,702
Pfizer, Inc. 188,664 8,252,163
Viatris , Inc. 38,882 519,075
Zoetis, Inc. 15,901 3,437,796
46,423,233
Professional Services 0.4%
Equifax, Inc. 4,023 1,116,101
IHS Markit Ltd. 13,413 1,753,347
Jacobs Engineering Group,
Inc. 4,374 614,197
Leidos Holdings, Inc. 4,884 488,302
Nielsen Holdings plc 12,190 246,848

100 - Statement of Investments - October 31, 2021 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,574 404,112
Verisk Analytics, Inc. 5,451 1,146,182
5,769,089
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,297 1,175,792
Road & Rail 1.0%
CSX Corp. 75,863 2,743,965
JB Hunt Transport Services,
Inc. 2,987 589,006
Kansas City Southern 2,999 930,440
Norfolk Southern Corp. 8,351 2,447,260
Old Dominion Freight Line, Inc. 3,194 1,090,272
Union Pacific Corp. 21,944 5,297,282
13,098,225
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.* 40,762 4,900,815
Analog Devices, Inc. 18,188 3,155,436
Applied Materials, Inc. 30,749 4,201,851
Broadcom, Inc. 13,820 7,347,680
Enphase Energy, Inc.* 4,471 1,035,618
Intel Corp. 136,747 6,700,603
KLA Corp. 5,140 1,915,986
Lam Research Corp. 4,839 2,727,115
Microchip Technology, Inc. 18,170 1,346,215
Micron Technology, Inc. 37,993 2,625,316
Monolithic Power Systems,
Inc. 1,464 769,274
NVIDIA Corp. 83,893 21,448,923
NXP Semiconductors NV 8,922 1,792,073
Qorvo , Inc.* 3,750 630,863
QUALCOMM, Inc. 37,833 5,033,302
Skyworks Solutions, Inc. 5,538 925,566
Teradyne, Inc. 5,547 766,817
Texas Instruments, Inc. 31,101 5,830,816
Xilinx, Inc. 8,320 1,497,600
74,651,869
Software 10.0%
Adobe, Inc.* 16,002 10,407,061
ANSYS, Inc.* 2,923 1,109,512
Autodesk, Inc.* 7,381 2,344,279
Cadence Design Systems,
Inc.* 9,415 1,629,831
Ceridian HCM Holding, Inc.* 4,539 568,510
Citrix Systems, Inc. 4,259 403,455
Fortinet, Inc.* 4,568 1,536,401
Intuit, Inc. 9,163 5,735,946
Microsoft Corp. 252,875 83,858,408
NortonLifeLock , Inc. 19,462 495,308
Oracle Corp. 55,431 5,318,050
Paycom Software, Inc.* 1,618 886,421
PTC, Inc.* 3,354 427,132
salesforce.com, Inc.* 32,692 9,797,465
ServiceNow , Inc.* 6,666 4,651,268
Synopsys, Inc.* 5,067 1,688,223
Tyler Technologies, Inc.* 1,321 717,594
131,574,864
Specialty Retail 2.3%
Advance Auto Parts, Inc. 2,093 472,013
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 717 1,279,730
Bath & Body Works, Inc. 8,909 615,523
Best Buy Co., Inc. 7,584 927,068
CarMax, Inc.* 5,354 733,070
Gap, Inc. (The) 7,350 166,772
Home Depot, Inc. (The) 35,786 13,303,088
Lowe's Cos., Inc. 23,753 5,553,927
O'Reilly Automotive, Inc.* 2,319 1,443,160
Ross Stores, Inc. 12,207 1,381,832
TJX Cos., Inc. (The) 40,970 2,683,125
Tractor Supply Co. 3,869 840,231
Ulta Beauty, Inc.* 1,831 672,636
30,072,175
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 528,406 79,155,219
Hewlett Packard Enterprise
Co. 44,782 656,056
HP, Inc. 40,395 1,225,180
NetApp, Inc. 7,815 697,880
Seagate Technology Holdings
plc 7,309 651,013
Western Digital Corp.* 9,907 518,037
82,903,385
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 11,688 199,164
NIKE, Inc., Class B 43,032 7,198,823
PVH Corp.* 2,620 286,445
Ralph Lauren Corp. 1,456 185,159
Tapestry, Inc. 8,802 343,102
Under Armour , Inc., Class A* 7,239 158,969
Under Armour , Inc., Class C* 6,098 115,130
VF Corp. 11,081 807,583
9,294,375
Tobacco 0.6%
Altria Group, Inc. 62,053 2,737,158
Philip Morris International, Inc. 52,648 4,977,342
7,714,500
Trading Companies & Distributors 0.2%
Fastenal Co. 19,312 1,102,329
United Rentals, Inc.* 2,405 911,760
WW Grainger, Inc. 1,475 683,087
2,697,176
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,096 1,061,801
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,991 2,299,565
Total Common Stocks
(cost $672,735,931) 1,314,876,160

Nationwide S&P 500 Index Fund - October 31, 2021 - Statement of Investments - 101
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 817,950 817,950
Total Short-Term Investment
(cost $817,950) 817,950
Total Investments
(cost $673,553,881) — 99.5% 1,315,694,110
Other assets in excess of liabilities — 0.5% 6,103,526
NET ASSETS — 100.0%
$ 1,321,797,636
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $794,296, which was collateralized by
cash used to purchase a money market fund with a value of
$817,950.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $817,950.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 34 12/2021 USD 7,814,900 257,833
257,833
As of October 31, 2021, the Fund had $430,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 0.6%
AAR Corp. * 3,201 113,219
Aerojet Rocketdyne Holdings,
Inc. 7,157 314,980
AeroVironment, Inc.* 2,139 190,606
AerSale Corp.* 708 15,831
Astronics Corp.* 2,468 31,837
Byrna Technologies, Inc.* 1,739 29,302
Ducommun, Inc.* 1,100 53,229
Kaman Corp. 2,635 94,307
Kratos Defense & Security
Solutions, Inc.* 11,492 245,814
Maxar Technologies, Inc. 6,700 177,885
Moog, Inc., Class A 2,743 207,179
National Presto Industries, Inc. 485 40,328
PAE, Inc.* 6,901 68,458
Park Aerospace Corp. 2,112 27,646
Parsons Corp.* 2,321 80,399
Triumph Group, Inc.* 6,010 122,904
Vectrus, Inc.* 1,092 52,886
1,866,810
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 5,709 142,097
Atlas Air Worldwide Holdings,
Inc.* 2,728 221,295
Echo Global Logistics, Inc.* 2,497 120,430
Forward Air Corp. 2,576 259,043
Hub Group, Inc., Class A* 3,137 246,474
Radiant Logistics, Inc.* 3,719 25,029
1,014,368
Airlines 0.3%
Allegiant Travel Co.* 1,427 250,110
Frontier Group Holdings, Inc.* 3,299 51,629
Hawaiian Holdings, Inc.* 4,614 89,281
Mesa Air Group, Inc.* 3,510 26,465
SkyWest, Inc.* 4,720 203,102
Spirit Airlines, Inc.* 9,213 201,304
Sun Country Airlines Holdings,
Inc.* 2,453 74,277
896,168
Auto Components 1.3%
Adient plc* 8,977 373,623
American Axle &
Manufacturing Holdings,
Inc.* 10,778 97,864
Cooper-Standard Holdings,
Inc.* 1,718 44,565
Dana, Inc. 13,776 305,689
Dorman Products, Inc.* 2,535 264,603
Fox Factory Holding Corp.* 3,985 641,386
Gentherm, Inc.* 3,152 232,082
Goodyear Tire & Rubber Co.
(The)* 26,075 498,554
LCI Industries 2,332 325,641
Modine Manufacturing Co.* 4,740 52,140
Motorcar Parts of America,
Inc.* 1,475 27,907
Patrick Industries, Inc. 2,190 170,623
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc. 1,981 94,890
Stoneridge, Inc.* 2,472 46,919
Tenneco, Inc., Class A* 6,698 88,882
Visteon Corp.* 2,619 296,418
XL Fleet Corp.* 3,634 19,914
XPEL, Inc. Reg. S* 1,739 131,990
3,713,690
Automobiles 0.2%
Arcimoto, Inc.*(a) 2,595 30,310
Canoo, Inc.*(a) 10,036 80,489
Fisker, Inc.*(a) 15,556 249,674
Lordstown Motors Corp.*(a) 9,068 46,881
Winnebago Industries, Inc. 3,062 207,267
Workhorse Group, Inc.*(a) 11,711 78,815
693,436
Banks 8.1%
1st Source Corp. 1,620 78,214
Allegiance Bancshares, Inc. 1,909 74,776
Amalgamated Financial Corp. 1,443 26,493
Amerant Bancorp, Inc.* 1,989 52,808
American National
Bankshares, Inc. 1,003 37,211
Ameris Bancorp 6,302 330,162
Arrow Financial Corp. 1,411 50,584
Associated Banc-Corp. 14,284 318,248
Atlantic Capital Bancshares,
Inc.* 2,133 58,679
Atlantic Union Bankshares
Corp. 7,237 259,591
Banc of California, Inc. 3,937 80,039
BancFirst Corp. 1,564 101,676
Bancorp, Inc. (The)* 5,273 161,090
Bank First Corp.(a) 662 46,995
Bank of Marin Bancorp 1,252 47,714
Bank of NT Butterfield & Son
Ltd. (The) 4,821 173,074
BankUnited, Inc. 8,628 349,952
Banner Corp. 3,286 189,799
Bar Harbor Bankshares 1,512 44,906
Berkshire Hills Bancorp, Inc. 4,596 124,781
Blue Ridge Bankshares, Inc. 1,644 30,167
Brookline Bancorp, Inc. 7,276 116,780
Bryn Mawr Bank Corp. 1,757 81,419
Business First Bancshares,
Inc. 1,570 41,888
Byline Bancorp, Inc. 2,437 62,777
Cadence Bank 14,262 413,875
Cambridge Bancorp 670 61,513
Camden National Corp. 1,485 70,686
Capital Bancorp, Inc. 850 21,632
Capital City Bank Group, Inc. 1,391 37,376
Capstar Financial Holdings,
Inc. 1,971 43,303
Carter Bankshares, Inc.* 2,406 36,042
Cathay General Bancorp 7,079 298,663
CBTX, Inc. 1,822 49,558
Central Pacific Financial Corp. 2,864 78,731
Century Bancorp, Inc., Class A 297 34,200
CIT Group, Inc. 9,366 463,898

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Banks
Citizens & Northern Corp. 1,306 33,316
City Holding Co. 1,467 116,744
Civista Bancshares, Inc. 1,577 37,943
CNB Financial Corp. 1,586 40,713
Coastal Financial Corp.* 973 37,023
Columbia Banking System,
Inc. 6,820 232,767
Community Bank System, Inc. 5,075 363,725
Community Trust Bancorp, Inc. 1,205 52,634
ConnectOne Bancorp, Inc. 3,322 112,051
CrossFirst Bankshares, Inc.* 4,067 57,873
Customers Bancorp, Inc.* 2,806 149,532
CVB Financial Corp. 12,249 245,225
Dime Community Bancshares,
Inc. 3,284 117,173
Eagle Bancorp, Inc. 2,998 169,657
Eastern Bankshares, Inc. 16,279 338,115
Enterprise Bancorp, Inc. 946 35,144
Enterprise Financial Services
Corp. 3,373 158,598
Equity Bancshares, Inc., Class
A 1,391 46,543
Farmers National Banc Corp. 2,507 44,675
FB Financial Corp. 3,248 147,232
Fidelity D&D Bancorp, Inc. 394 19,932
Financial Institutions, Inc. 1,271 40,570
First Bancorp, Inc. (The) 1,016 30,145
First Bancorp/NC 2,669 129,233
First Bancorp/PR 19,191 261,957
First Bancshares, Inc. (The) 1,979 79,655
First Bank 1,760 26,470
First Busey Corp. 4,681 119,319
First Commonwealth Financial
Corp. 9,045 138,388
First Community Bankshares,
Inc. 1,680 54,466
First Financial Bancorp 9,117 216,802
First Financial Bankshares,
Inc. 12,253 621,472
First Financial Corp. 1,173 50,263
First Foundation, Inc. 3,850 102,448
First Internet Bancorp 969 32,985
First Interstate BancSystem,
Inc., Class A 3,956 164,451
First Merchants Corp. 5,154 214,303
First Mid Bancshares, Inc. 1,419 61,131
First Midwest Bancorp, Inc. 10,795 207,804
First of Long Island Corp.
(The) 2,185 43,984
Five Star Bancorp 538 14,752
Flushing Financial Corp. 2,562 61,539
Fulton Financial Corp. 15,127 243,545
German American Bancorp,
Inc. 2,338 92,164
Glacier Bancorp, Inc. 10,456 578,112
Great Southern Bancorp, Inc. 979 55,245
Great Western Bancorp, Inc. 5,251 178,797
Guaranty Bancshares, Inc. 792 29,732
Hancock Whitney Corp. 8,163 403,905
Hanmi Financial Corp. 3,124 69,322
Common Stocks
Shares Value ($)
Banks
HarborOne Bancorp, Inc. 4,756 68,344
HBT Financial, Inc. 1,085 19,563
Heartland Financial USA, Inc. 3,803 190,606
Heritage Commerce Corp. 5,783 69,338
Heritage Financial Corp. 3,362 83,512
Hilltop Holdings, Inc. 6,121 216,928
Home BancShares, Inc. 14,389 341,883
HomeTrust Bancshares, Inc. 1,494 45,418
Hope Bancorp, Inc. 11,271 164,444
Horizon Bancorp, Inc. 4,101 78,206
Howard Bancorp, Inc.* 1,385 28,683
Independent Bank Corp. 5,165 309,900
Independent Bank Group, Inc. 3,630 262,413
International Bancshares Corp. 5,183 219,759
Investors Bancorp, Inc. 21,681 331,719
Lakeland Bancorp, Inc. 4,634 83,319
Lakeland Financial Corp. 2,353 169,110
Live Oak Bancshares, Inc. 3,043 271,375
Macatawa Bank Corp. 2,364 19,858
Mercantile Bank Corp. 1,512 51,967
Metrocity Bankshares, Inc. 1,755 41,242
Metropolitan Bank Holding
Corp.* 707 64,238
Mid Penn Bancorp, Inc. 696 19,502
Midland States Bancorp, Inc. 2,117 54,322
MidWestOne Financial Group,
Inc. 1,433 44,925
MVB Financial Corp. 976 41,665
National Bank Holdings Corp.,
Class A 2,924 126,814
NBT Bancorp, Inc. 3,998 146,687
Nicolet Bankshares, Inc.* 1,013 72,825
Northrim Bancorp, Inc. 627 27,851
OceanFirst Financial Corp. 5,342 118,432
OFG Bancorp 4,817 124,760
Old National Bancorp 15,662 267,507
Old Second Bancorp, Inc. 1,841 24,927
Origin Bancorp, Inc. 2,035 90,761
Orrstown Financial Services,
Inc. 1,133 26,863
Pacific Premier Bancorp, Inc. 8,257 346,711
Park National Corp.(a) 1,402 180,283
Peapack-Gladstone Financial
Corp. 1,597 53,579
Peoples Bancorp, Inc. 2,535 81,019
Peoples Financial Services
Corp. 731 33,465
Preferred Bank 1,111 76,181
Primis Financial Corp. 2,286 34,633
QCR Holdings, Inc. 1,501 82,765
RBB Bancorp 1,299 33,345
Red River Bancshares, Inc. 326 17,076
Reliant Bancorp, Inc. 1,537 52,074
Renasant Corp. 5,236 195,879
Republic Bancorp, Inc., Class
A 813 43,918
Republic First Bancorp, Inc.* 5,020 15,562
S&T Bancorp, Inc. 3,673 112,247
Sandy Spring Bancorp, Inc. 4,375 207,637

104 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Seacoast Banking Corp. of
Florida 5,332 194,245
ServisFirst Bancshares, Inc. 4,825 387,496
Sierra Bancorp 1,449 36,167
Silvergate Capital Corp., Class
A* 2,307 361,322
Simmons First National Corp.,
Class A 10,179 304,250
SmartFinancial, Inc. 1,478 38,413
South Plains Financial, Inc. 1,077 28,067
South State Corp. 6,590 514,613
Southern First Bancshares,
Inc.* 594 31,999
Southside Bancshares, Inc. 2,953 122,018
Spirit of Texas Bancshares,
Inc. 1,336 32,505
Stock Yards Bancorp, Inc. 2,272 139,160
Summit Financial Group, Inc. 1,137 28,573
Texas Capital Bancshares,
Inc.* 4,767 288,880
Tompkins Financial Corp. 1,344 110,356
Towne Bank 6,292 198,324
TriCo Bancshares 2,496 109,400
TriState Capital Holdings, Inc.* 2,781 83,569
Triumph Bancorp, Inc.* 2,232 261,814
Trustmark Corp. 6,117 194,582
UMB Financial Corp. 4,131 408,225
United Bankshares, Inc. 11,789 436,075
United Community Banks, Inc. 8,063 280,915
Univest Financial Corp. 2,741 78,667
Valley National Bancorp 37,962 503,376
Veritex Holdings, Inc. 4,723 193,407
Washington Trust Bancorp,
Inc. 1,572 85,926
WesBanco, Inc. 5,975 207,751
West Bancorp, Inc. 1,569 49,737
Westamerica Bancorp 2,578 143,749
23,168,495
Beverages 0.4%
Celsius Holdings, Inc.* 5,087 490,997
Coca-Cola Consolidated, Inc. 432 173,405
Duckhorn Portfolio, Inc. (The)* 1,912 36,978
MGP Ingredients, Inc.(a) 1,343 86,234
National Beverage Corp.(a) 2,226 125,546
NewAge, Inc.* 13,931 20,618
Primo Water Corp. 14,904 236,974
1,170,752
Biotechnology 9.3%
4D Molecular Therapeutics,
Inc.*(a) 1,976 47,483
89bio, Inc.* 840 14,784
ACADIA Pharmaceuticals,
Inc.* 11,341 203,571
Adagio Therapeutics, Inc.* 1,992 58,246
Adicet Bio, Inc.* 1,982 17,045
Adverum Biotechnologies,
Inc.* 9,200 20,884
Aeglea BioTherapeutics, Inc.* 4,569 33,445
Aerovate Therapeutics, Inc.* 950 15,133
Common Stocks
Shares Value ($)
Biotechnology
Affimed NV* 11,589 78,805
Agenus, Inc.* 18,679 71,727
Agios Pharmaceuticals, Inc.* 5,564 261,508
Akebia Therapeutics, Inc.*(a) 14,636 42,005
Akero Therapeutics, Inc.* 2,436 52,350
Akouos, Inc.* 2,495 23,253
Albireo Pharma, Inc.* 1,727 50,463
Aldeyra Therapeutics, Inc.* 4,599 41,851
Alector, Inc.* 5,459 118,679
Aligos Therapeutics, Inc.* 1,778 28,324
Alkermes plc* 15,200 460,408
Allakos, Inc.* 3,297 331,612
Allogene Therapeutics, Inc.* 6,443 111,077
Allovir, Inc.* 3,034 72,846
Alpine Immune Sciences, Inc.* 1,101 13,928
Altimmune, Inc.* 3,079 33,253
ALX Oncology Holdings, Inc.* 1,664 93,251
Amicus Therapeutics, Inc.* 25,093 263,476
AnaptysBio, Inc.* 1,827 60,108
Anavex Life Sciences
Corp.*(a) 6,008 112,590
Anika Therapeutics, Inc.* 1,420 59,143
Annexon, Inc.*(a) 3,100 50,561
Apellis Pharmaceuticals, Inc.* 6,281 193,078
Applied Molecular Transport,
Inc.*(a) 2,278 51,301
Applied Therapeutics, Inc.* 1,580 23,179
AquaBounty Technologies,
Inc.* 4,973 19,842
Arbutus Biopharma Corp.* 7,400 29,822
Arcturus Therapeutics
Holdings, Inc.* 2,082 93,586
Arcus Biosciences, Inc.* 4,340 145,130
Arcutis Biotherapeutics, Inc.* 2,707 57,334
Ardelyx, Inc.* 7,755 9,384
Arena Pharmaceuticals, Inc.* 5,752 330,107
Arrowhead Pharmaceuticals,
Inc.* 9,561 610,183
Atara Biotherapeutics, Inc.* 8,249 127,695
Athenex, Inc.* 7,555 19,190
Athersys, Inc.*(a) 18,085 21,159
Atossa Therapeutics, Inc.* 11,085 28,488
Atreca, Inc., Class A* 2,968 15,374
Avid Bioservices, Inc.* 5,846 179,355
Avidity Biosciences, Inc.* 3,564 80,190
Avita Medical, Inc.* 2,262 37,255
Avrobio, Inc.* 3,637 20,440
Beam Therapeutics, Inc.* 4,702 417,397
Beyondspring, Inc.*(a) 1,925 26,604
BioAtla, Inc.* 1,183 34,579
BioCryst Pharmaceuticals,
Inc.* 16,658 248,704
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,266 749,457
Biomea Fusion, Inc.* 818 8,785
Bioxcel Therapeutics, Inc.* 1,253 36,512
Black Diamond Therapeutics,
Inc.* 1,875 14,362
Bluebird Bio, Inc.* 6,400 149,824
Blueprint Medicines Corp.* 5,519 620,832

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Biotechnology
Bolt Biotherapeutics, Inc.*(a) 2,159 28,261
Bridgebio Pharma, Inc.* 10,148 501,108
Brooklyn ImmunoTherapeutics,
Inc.* 2,255 19,213
C4 Therapeutics, Inc.* 3,644 161,866
Cardiff Oncology, Inc.*(a) 3,426 20,111
CareDx, Inc.* 4,840 246,840
Caribou Biosciences, Inc.* 1,809 39,997
Catalyst Pharmaceuticals,
Inc.* 10,108 59,637
Celcuity, Inc.* 755 13,665
Celldex Therapeutics, Inc.* 4,337 184,496
CEL-SCI Corp.*(a) 3,633 40,690
Century Therapeutics, Inc.* 1,114 25,032
Cerevel Therapeutics
Holdings, Inc.*(a) 3,781 153,698
ChemoCentryx, Inc.* 5,134 178,715
Chimerix, Inc.* 6,082 31,870
Chinook Therapeutics, Inc.* 2,980 32,005
Clene, Inc.*(a) 2,168 11,772
Clovis Oncology, Inc.*(a) 10,305 44,621
Codiak Biosciences, Inc.* 1,488 21,442
Cogent Biosciences, Inc.* 3,521 29,858
Coherus Biosciences, Inc.* 6,114 102,287
Cortexyme, Inc.*(a) 1,890 24,948
Crinetics Pharmaceuticals,
Inc.* 3,456 86,158
Cue Biopharma, Inc.* 3,070 37,485
Cullinan Oncology, Inc.*(a) 2,441 54,239
Curis, Inc.* 8,206 53,339
Cytokinetics, Inc.* 7,358 256,868
CytomX Therapeutics, Inc.* 6,296 37,335
Day One Biopharmaceuticals,
Inc.* 1,040 25,418
Deciphera Pharmaceuticals,
Inc.* 3,963 132,325
Denali Therapeutics, Inc.* 8,566 414,166
DermTech, Inc.*(a) 2,246 61,428
Design Therapeutics, Inc.* 1,277 20,023
Dicerna Pharmaceuticals, Inc.* 6,654 138,470
Dynavax Technologies
Corp.*(a) 10,102 201,737
Dyne Therapeutics, Inc.* 2,846 41,295
Eagle Pharmaceuticals, Inc.* 1,081 56,612
Editas Medicine, Inc.* 6,513 239,157
Eiger BioPharmaceuticals,
Inc.* 3,240 21,838
Eliem Therapeutics, Inc.* 666 11,602
Emergent BioSolutions, Inc.* 4,708 224,430
Enanta Pharmaceuticals, Inc.* 1,797 154,272
Epizyme, Inc.*(a) 9,234 38,783
Erasca, Inc.* 1,950 38,571
Evelo Biosciences, Inc.* 2,878 25,470
Fate Therapeutics, Inc.* 7,713 414,959
FibroGen, Inc.* 8,188 91,051
Finch Therapeutics Group,
Inc.* 717 9,608
Flexion Therapeutics, Inc.* 4,537 41,967
Foghorn Therapeutics, Inc.* 1,853 23,515
Common Stocks
Shares Value ($)
Biotechnology
Forma Therapeutics Holdings,
Inc.* 3,100 57,536
Forte Biosciences, Inc.*(a) 1,069 2,897
Fortress Biotech, Inc.* 6,511 21,226
Frequency Therapeutics, Inc.* 2,592 16,278
G1 Therapeutics, Inc.*(a) 3,971 57,540
Gemini Therapeutics, Inc.* 2,076 7,889
Generation Bio Co.* 4,131 86,586
Geron Corp.* 29,922 46,080
Global Blood Therapeutics,
Inc.* 5,671 207,105
Gossamer Bio, Inc.* 5,881 73,042
Graphite Bio, Inc.* 1,533 19,530
Greenwich Lifesciences, Inc.* 382 13,508
Gritstone bio, Inc.* 4,187 46,015
GT Biopharma, Inc.* 2,259 14,593
Halozyme Therapeutics, Inc.* 13,294 506,103
Harpoon Therapeutics, Inc.* 2,126 13,309
Heron Therapeutics, Inc.*(a) 9,068 99,839
Homology Medicines, Inc.* 3,534 20,250
Hookipa Pharma, Inc.* 1,436 6,993
Humanigen, Inc.* 4,250 30,515
iBio, Inc.* 21,800 17,004
Icosavax, Inc.* 1,262 33,014
Ideaya Biosciences, Inc.* 3,090 66,250
IGM Biosciences, Inc.* 768 36,035
Imago Biosciences, Inc.* 920 24,490
Immuneering Corp., Class A* 780 21,138
Immunic, Inc.* 1,470 13,700
ImmunityBio, Inc.*(a) 6,337 49,619
ImmunoGen, Inc.* 18,412 111,024
Immunovant, Inc.* 3,765 30,271
Impel Neuropharma, Inc.*(a) 717 7,665
Infinity Pharmaceuticals, Inc.* 8,294 21,067
Inhibrx, Inc.*(a) 2,645 106,303
Inovio Pharmaceuticals,
Inc.*(a) 19,591 139,880
Inozyme Pharma, Inc.* 1,204 11,245
Insmed, Inc.* 10,846 327,007
Instil Bio, Inc.* 1,652 33,651
Intellia Therapeutics, Inc.* 6,512 865,966
Intercept Pharmaceuticals,
Inc.* 2,678 45,151
Invitae Corp.*(a) 18,902 500,903
Ironwood Pharmaceuticals,
Inc.* 13,765 175,779
iTeos Therapeutics, Inc.* 2,015 53,901
IVERIC bio, Inc.* 9,845 174,256
Janux Therapeutics, Inc.* 1,248 30,389
Jounce Therapeutics, Inc.* 3,124 27,429
Kadmon Holdings, Inc.* 16,350 154,508
KalVista Pharmaceuticals,
Inc.* 1,953 35,115
Karuna Therapeutics, Inc.* 2,104 295,360
Karyopharm Therapeutics,
Inc.* 7,316 39,945
Keros Therapeutics, Inc.* 1,393 58,116
Kezar Life Sciences, Inc.* 3,210 25,680
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 28,760

106 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Kinnate Biopharma, Inc.* 2,428 57,714
Kodiak Sciences, Inc.*(a) 3,121 365,438
Kronos Bio, Inc.* 3,678 60,540
Krystal Biotech, Inc.* 1,699 85,103
Kura Oncology, Inc.* 6,044 99,242
Kymera Therapeutics, Inc.* 3,241 190,830
Lexicon Pharmaceuticals, Inc.* 4,969 26,286
Ligand Pharmaceuticals,
Inc.*(a) 1,403 204,754
Lineage Cell Therapeutics,
Inc.* 11,490 26,197
Lyell Immunopharma, Inc.*(a) 2,229 31,072
MacroGenics, Inc.* 5,589 109,153
Madrigal Pharmaceuticals,
Inc.* 1,076 83,659
Magenta Therapeutics, Inc.* 3,265 20,896
MannKind Corp.*(a) 23,396 110,195
MEI Pharma, Inc.* 11,438 32,255
MeiraGTx Holdings plc* 2,997 64,436
Mersana Therapeutics, Inc.* 6,525 55,854
MiMedx Group, Inc.* 10,526 72,103
Mirum Pharmaceuticals, Inc.* 622 9,877
Molecular Templates, Inc.* 4,003 20,896
Monte Rosa Therapeutics,
Inc.* 1,091 25,584
Morphic Holding, Inc.* 1,965 112,987
Mustang Bio, Inc.* 7,934 17,772
Myriad Genetics, Inc.* 7,254 223,206
Neoleukin Therapeutics, Inc.* 3,487 25,560
NexImmune, Inc.* 1,665 18,948
Nkarta, Inc.* 1,337 20,964
Nurix Therapeutics, Inc.* 2,968 99,280
Nuvalent, Inc., Class A*(a) 1,010 24,674
Ocugen, Inc.*(a) 17,496 207,153
Olema Pharmaceuticals,
Inc.*(a) 2,376 64,152
Omega Therapeutics, Inc.* 697 20,478
Oncocyte Corp.* 7,251 23,783
Oncorus, Inc.* 1,935 20,627
Oncternal Therapeutics, Inc.* 4,193 15,388
OPKO Health, Inc.*(a) 38,728 146,779
Organogenesis Holdings, Inc.* 3,613 39,671
ORIC Pharmaceuticals, Inc.* 2,796 40,933
Outlook Therapeutics, Inc.* 8,298 17,177
Oyster Point Pharma, Inc.* 1,053 12,404
Passage Bio, Inc.* 3,514 30,642
PMV Pharmaceuticals, Inc.* 2,485 58,696
Portage Biotech, Inc.* 342 6,977
Poseida Therapeutics, Inc.* 3,352 21,486
Praxis Precision Medicines,
Inc.* 3,056 63,565
Precigen, Inc.*(a) 8,987 43,407
Precision BioSciences, Inc.* 4,856 46,083
Prelude Therapeutics, Inc.* 1,036 18,213
Prometheus Biosciences, Inc.* 1,071 34,122
Protagonist Therapeutics, Inc.* 4,219 131,464
Prothena Corp. plc* 3,231 178,836
PTC Therapeutics, Inc.* 6,581 249,617
Puma Biotechnology, Inc.* 3,208 16,361
Radius Health, Inc.* 4,734 102,254
Common Stocks
Shares Value ($)
Biotechnology
RAPT Therapeutics, Inc.* 2,010 63,476
Recursion Pharmaceuticals,
Inc., Class A*(a) 2,654 50,824
REGENXBIO, Inc.* 3,568 126,450
Relay Therapeutics, Inc.* 5,547 184,438
Reneo Pharmaceuticals, Inc.* 931 6,107
Replimune Group, Inc.* 2,725 80,415
REVOLUTION Medicines,
Inc.* 5,628 165,632
Rhythm Pharmaceuticals, Inc.* 4,341 49,965
Rigel Pharmaceuticals, Inc.* 15,130 50,837
Rocket Pharmaceuticals, Inc.* 3,842 114,146
Rubius Therapeutics, Inc.* 4,272 60,705
Sana Biotechnology, Inc.*(a) 8,144 168,907
Sangamo Therapeutics, Inc.* 11,062 89,823
Scholar Rock Holding Corp.* 2,643 69,511
Selecta Biosciences, Inc.* 9,533 34,223
Sensei Biotherapeutics, Inc.* 740 6,431
Seres Therapeutics, Inc.* 6,594 40,092
Sesen Bio, Inc.*(a) 16,198 19,600
Shattuck Labs, Inc.* 2,521 48,655
Sigilon Therapeutics, Inc.* 761 4,102
Silverback Therapeutics, Inc.* 1,292 11,150
Solid Biosciences, Inc.* 5,650 11,470
Sorrento Therapeutics, Inc.*(a) 25,833 177,214
Spectrum Pharmaceuticals,
Inc.* 14,946 27,351
Spero Therapeutics, Inc.* 2,077 36,472
SpringWorks Therapeutics,
Inc.* 2,766 185,488
Spruce Biosciences, Inc.* 744 3,541
SQZ Biotechnologies Co.* 2,157 28,882
Stoke Therapeutics, Inc.* 1,809 41,299
Summit Therapeutics, Inc.* 2,032 10,485
Surface Oncology, Inc.* 3,153 23,395
Sutro Biopharma, Inc.* 4,108 82,817
Syndax Pharmaceuticals, Inc.* 4,260 82,857
Syros Pharmaceuticals, Inc.* 4,855 20,051
Talaris Therapeutics, Inc.* 844 14,255
Taysha Gene Therapies, Inc.* 2,109 32,985
TCR2 Therapeutics, Inc.* 2,976 18,749
Tenaya Therapeutics, Inc.* 1,314 33,783
TG Therapeutics, Inc.*(a) 12,001 374,671
Tonix Pharmaceuticals Holding
Corp.* 30,954 17,087
Travere Therapeutics, Inc.* 5,675 163,497
Trevena, Inc.* 15,495 15,650
Trillium Therapeutics, Inc.* 9,268 167,843
Turning Point Therapeutics,
Inc.* 4,337 180,332
Twist Bioscience Corp.* 4,454 529,135
UroGen Pharma Ltd.* 2,025 34,830
Vanda Pharmaceuticals, Inc.* 5,469 93,629
Vaxart, Inc.*(a) 11,318 75,944
Vaxcyte, Inc.*(a) 3,766 88,124
VBI Vaccines, Inc.*(a) 18,498 53,644
Vera Therapeutics, Inc.* 666 12,887
Veracyte, Inc.* 6,471 309,831
Verastem, Inc.* 17,472 45,427
Vericel Corp.* 4,459 205,203

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Biotechnology
Verve Therapeutics, Inc.*(a) 1,490 69,121
Viking Therapeutics, Inc.* 6,711 39,058
Vincerx Pharma, Inc.* 546 7,628
Vir Biotechnology, Inc.* 5,670 213,929
Viracta Therapeutics, Inc.* 3,435 20,198
VistaGen Therapeutics, Inc.* 18,127 41,511
Vor BioPharma, Inc.* 1,157 18,200
Werewolf Therapeutics, Inc.* 717 11,235
XBiotech, Inc. 1,527 22,386
Xencor, Inc.* 5,284 209,035
XOMA Corp.* 616 15,400
Y-mAbs Therapeutics, Inc.* 3,311 81,318
Zentalis Pharmaceuticals, Inc.* 3,386 272,370
ZIOPHARM Oncology, Inc.*(a) 21,709 32,564
26,676,678
Building Products 1.2%
AAON, Inc. 3,974 284,737
American Woodmark Corp.* 1,623 111,565
Apogee Enterprises, Inc. 2,436 102,141
Caesarstone Ltd. 2,304 28,754
Cornerstone Building Brands,
Inc.* 5,366 76,787
CSW Industrials, Inc. 1,297 179,790
Gibraltar Industries, Inc.* 3,078 200,563
Griffon Corp. 4,404 116,662
Insteel Industries, Inc. 1,607 65,357
JELD-WEN Holding, Inc.* 7,811 214,100
Masonite International Corp.* 2,236 268,342
PGT Innovations, Inc.* 5,480 116,998
Quanex Building Products
Corp. 3,175 65,786
Resideo Technologies, Inc.* 13,640 336,362
Simpson Manufacturing Co.,
Inc. 4,129 438,046
UFP Industries, Inc. 5,706 466,922
View, Inc.*(a) 8,030 42,880
Zurn Water Solutions Corp. 11,395 413,411
3,529,203
Capital Markets 1.7%
Artisan Partners Asset
Management, Inc., Class A 5,547 274,798
Assetmark Financial Holdings,
Inc.* 1,660 42,563
Associated Capital Group,
Inc., Class A 190 6,907
B. Riley Financial, Inc. 1,890 135,437
BGC Partners, Inc., Class A 31,428 168,768
Blucora, Inc.* 4,495 74,258
Brightsphere Investment
Group, Inc. 5,496 164,770
Cohen & Steers, Inc. 2,390 226,787
Cowen, Inc., Class A 2,446 92,288
Diamond Hill Investment
Group, Inc. 288 62,456
Donnelley Financial Solutions,
Inc.* 2,803 107,411
Federated Hermes, Inc., Class
B 8,972 298,857
Common Stocks
Shares Value ($)
Capital Markets
Focus Financial Partners, Inc.,
Class A* 5,620 353,273
GAMCO Investors, Inc., Class
A 512 13,543
GCM Grosvenor, Inc., Class
A(a) 3,100 35,495
Greenhill & Co., Inc. 1,513 23,784
Hamilton Lane, Inc., Class A 3,210 335,477
Houlihan Lokey, Inc. 4,813 539,441
Moelis & Co., Class A 5,771 419,783
Open Lending Corp., Class A* 9,881 311,449
Oppenheimer Holdings, Inc.,
Class A 982 51,113
Piper Sandler Cos. 1,622 267,127
PJT Partners, Inc., Class A 2,286 186,972
Pzena Investment
Management, Inc., Class A 1,606 17,473
Sculptor Capital Management,
Inc. 1,922 50,933
StepStone Group, Inc., Class
A 3,538 166,215
StoneX Group, Inc.* 1,594 110,161
Value Line, Inc. 100 3,445
Virtus Investment Partners,
Inc. 692 221,440
WisdomTree Investments, Inc. 12,971 82,885
4,845,309
Chemicals 2.0%
AdvanSix, Inc.* 2,588 125,777
American Vanguard Corp. 2,930 45,649
Amyris, Inc.* 16,368 242,574
Avient Corp. 8,589 462,775
Balchem Corp. 3,056 467,843
Cabot Corp. 5,318 283,715
Chase Corp. 705 67,680
Danimer Scientific, Inc.*(a) 6,516 96,176
Ecovyst, Inc. 5,063 59,136
Ferro Corp.* 7,786 163,662
FutureFuel Corp. 2,709 19,126
GCP Applied Technologies,
Inc.* 4,686 105,950
Hawkins, Inc. 1,821 66,776
HB Fuller Co. 4,919 346,839
Ingevity Corp.* 3,679 286,631
Innospec, Inc. 2,274 206,047
Intrepid Potash, Inc.* 998 48,613
Koppers Holdings, Inc.* 1,968 69,057
Kraton Corp.* 2,935 133,983
Kronos Worldwide, Inc. 2,146 27,962
Livent Corp.* 15,286 431,371
Marrone Bio Innovations, Inc.* 9,493 8,317
Minerals Technologies, Inc. 3,186 226,015
Orion Engineered Carbons
SA* 5,814 109,303
PureCycle Technologies, Inc.* 3,121 41,790
Quaker Chemical Corp. 1,278 314,183
Rayonier Advanced Materials,
Inc.* 5,855 42,039
Sensient Technologies Corp. 3,990 381,444

108 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Stepan Co. 2,026 243,161
Tredegar Corp. 2,721 32,815
Trinseo plc 3,688 206,749
Tronox Holdings plc, Class A 10,812 252,136
Valhi, Inc. 347 8,037
Zymergen, Inc.* 1,774 18,804
5,642,135
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 6,386 281,048
ACCO Brands Corp. 8,832 73,041
Brady Corp., Class A 4,448 231,696
BrightView Holdings, Inc.* 3,880 61,537
Brink's Co. (The) 4,612 317,675
Casella Waste Systems, Inc.,
Class A* 4,641 402,467
CECO Environmental Corp.* 3,326 22,883
Cimpress plc* 1,593 142,287
CoreCivic, Inc.* 11,497 98,989
Covanta Holding Corp. 11,353 229,103
Deluxe Corp. 4,087 145,783
Ennis, Inc. 2,418 45,797
Harsco Corp.* 7,619 130,285
Healthcare Services Group,
Inc. 7,104 136,326
Heritage-Crystal Clean, Inc.* 1,481 51,346
Herman Miller, Inc. 6,914 269,093
HNI Corp. 4,107 153,602
Interface, Inc. 5,456 78,348
KAR Auction Services, Inc.* 11,793 173,003
Kimball International, Inc.,
Class B 3,733 40,578
Matthews International Corp.,
Class A 2,932 100,773
Montrose Environmental
Group, Inc.* 2,120 145,326
NL Industries, Inc. 865 4,991
Pitney Bowes, Inc. 12,266 85,126
RR Donnelley & Sons Co.* 6,714 42,970
SP Plus Corp.* 2,192 70,692
Steelcase, Inc., Class A 8,084 96,200
Team, Inc.* 2,969 7,185
Tetra Tech, Inc. 5,087 893,582
UniFirst Corp. 1,429 282,885
US Ecology, Inc.* 2,985 96,087
Viad Corp.* 1,911 84,791
VSE Corp. 1,035 57,494
5,052,989
Communications Equipment 0.6%
ADTRAN, Inc. 4,563 84,324
Aviat Networks, Inc.* 638 18,247
CalAmp Corp.* 3,575 34,391
Calix, Inc.* 5,211 326,156
Cambium Networks Corp.* 830 23,423
Casa Systems, Inc.* 3,315 20,984
Clearfield, Inc.* 1,159 65,472
Comtech Telecommunications
Corp. 2,491 53,731
Digi International, Inc.* 3,023 65,146
DZS, Inc.* 1,462 15,936
Common Stocks
Shares Value ($)
Communications Equipment
EMCORE Corp.* 3,461 25,888
Extreme Networks, Inc.* 12,193 119,857
Harmonic, Inc.* 8,462 76,750
Infinera Corp.* 17,337 131,588
Inseego Corp.*(a) 8,190 50,778
KVH Industries, Inc.* 1,677 17,206
NETGEAR, Inc.* 2,880 83,030
NetScout Systems, Inc.* 6,477 175,268
Plantronics, Inc.* 3,981 106,532
Ribbon Communications, Inc.* 6,875 37,606
Viavi Solutions, Inc.* 21,665 333,641
1,865,954
Construction & Engineering 1.4%
Ameresco, Inc., Class A* 2,906 238,670
API Group Corp.* 18,650 406,197
Arcosa, Inc. 4,571 236,458
Argan, Inc. 1,414 58,342
Comfort Systems USA, Inc. 3,349 306,333
Concrete Pumping Holdings,
Inc.* 2,745 23,607
Construction Partners, Inc.,
Class A* 2,881 102,592
Dycom Industries, Inc.* 2,832 224,917
EMCOR Group, Inc. 5,029 610,973
Fluor Corp.* 13,350 259,524
Granite Construction, Inc. 4,336 160,952
Great Lakes Dredge & Dock
Corp.* 6,040 91,929
IES Holdings, Inc.* 836 41,674
Infrastructure and Energy
Alternatives, Inc.* 1,981 21,930
INNOVATE Corp.*(a) 4,487 17,724
Matrix Service Co.* 2,636 26,966
MYR Group, Inc.* 1,592 162,623
Northwest Pipe Co.* 985 23,403
NV5 Global, Inc.* 1,214 126,414
Primoris Services Corp. 5,217 140,598
Sterling Construction Co., Inc.* 2,870 68,995
Tutor Perini Corp.* 4,143 56,428
WillScot Mobile Mini Holdings
Corp.* 19,729 685,583
4,092,832
Construction Materials 0.2%
Forterra, Inc.* 2,978 70,936
Summit Materials, Inc., Class
A* 11,058 394,217
United States Lime & Minerals,
Inc. 214 26,425
491,578
Consumer Finance 0.9%
Atlanticus Holdings Corp.* 493 38,203
Curo Group Holdings Corp. 1,901 32,659
Encore Capital Group, Inc.* 2,825 152,607
Enova International, Inc.* 3,581 116,168
EZCORP, Inc., Class A* 4,554 33,973
FirstCash, Inc. 3,746 331,409
Green Dot Corp., Class A* 5,068 214,680
LendingClub Corp.* 9,143 420,212

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Consumer Finance
LendingTree, Inc.* 1,079 174,140
Navient Corp. 15,545 306,236
Nelnet, Inc., Class A 1,653 136,587
Oportun Financial Corp.* 2,015 46,808
PRA Group, Inc.* 4,178 179,153
PROG Holdings, Inc. 6,362 257,343
Regional Management Corp. 706 36,062
World Acceptance Corp.* 417 77,308
2,553,548
Containers & Packaging 0.3%
Greif, Inc., Class A 2,395 154,909
Greif, Inc., Class B 571 37,263
Myers Industries, Inc. 3,713 76,414
O-I Glass, Inc.* 14,869 194,040
Pactiv Evergreen, Inc. 4,044 56,252
Ranpak Holdings Corp.* 3,350 115,441
TriMas Corp.* 3,917 130,632
UFP Technologies, Inc.* 582 36,020
800,971
Distributors 0.0%
†
Funko, Inc., Class A* 2,512 41,172
Greenlane Holdings, Inc.,
Class A* 1,043 1,783
42,955
Diversified Consumer Services 0.7%
2U, Inc.*(a) 6,798 200,813
Adtalem Global Education,
Inc.* 4,577 169,029
American Public Education,
Inc.* 1,745 43,607
Carriage Services, Inc. 1,465 75,374
Coursera, Inc.* 5,445 190,085
European Wax Center, Inc.,
Class A* 959 30,573
Graham Holdings Co., Class B 367 215,007
Houghton Mifflin Harcourt Co.* 12,047 170,947
Laureate Education, Inc.,
Class A* 9,367 162,236
OneSpaWorld Holdings Ltd.* 4,647 50,187
Perdoceo Education Corp.* 6,668 70,814
PowerSchool Holdings, Inc.,
Class A* 4,063 93,896
Regis Corp.* 2,444 6,599
StoneMor, Inc.* 2,971 7,695
Strategic Education, Inc. 2,314 157,838
Stride, Inc.* 3,886 137,953
Vivint Smart Home, Inc.* 8,682 78,746
WW International, Inc.* 5,088 88,328
1,949,727
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,429 44,871
A-Mark Precious Metals, Inc. 827 62,017
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,609 47,327
Cannae Holdings, Inc.* 7,960 271,436
Common Stocks
Shares Value ($)
Diversified Financial Services
Marlin Business Services
Corp. 769 17,625
443,276
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,055 67,625
ATN International, Inc. 1,053 42,941
Bandwidth, Inc., Class A* 2,225 189,748
Cogent Communications
Holdings, Inc. 4,015 307,509
Consolidated Communications
Holdings, Inc.* 6,909 51,127
EchoStar Corp., Class A* 3,918 91,916
Globalstar, Inc.*(a) 57,528 94,921
IDT Corp., Class B* 1,897 91,758
Iridium Communications, Inc.* 11,144 451,889
Liberty Latin America Ltd.,
Class A* 4,063 48,837
Liberty Latin America Ltd.,
Class C* 14,646 176,192
Ooma, Inc.* 2,215 51,167
Radius Global Infrastructure,
Inc.*(a) 5,562 96,389
1,762,019
Electric Utilities 0.6%
ALLETE, Inc. 4,935 303,700
MGE Energy, Inc. 3,452 261,972
Otter Tail Corp. 3,952 245,064
PNM Resources, Inc. 8,114 403,671
Portland General Electric Co. 8,530 420,614
Via Renewables, Inc. 1,304 14,540
1,649,561
Electrical Equipment 1.1%
Advent Technologies Holdings,
Inc.* 1,618 15,517
Allied Motion Technologies,
Inc. 1,074 37,751
American Superconductor
Corp.* 2,764 50,802
Array Technologies, Inc.* 12,103 258,399
Atkore, Inc.* 4,350 411,206
AZZ, Inc. 2,383 126,609
Babcock & Wilcox Enterprises,
Inc.* 5,260 35,926
Beam Global*(a) 833 26,239
Blink Charging Co.*(a) 3,460 110,028
Bloom Energy Corp., Class
A*(a) 13,196 412,507
Encore Wire Corp. 1,972 264,366
EnerSys 4,037 323,121
Eos Energy Enterprises,
Inc.*(a) 4,054 42,770
FTC Solar, Inc.* 1,802 17,191
FuelCell Energy, Inc.*(a) 31,076 248,297
GrafTech International Ltd. 19,205 205,494
Powell Industries, Inc. 885 22,886
Preformed Line Products Co. 334 23,180
Regal Rexnord Corp. 1 98
Romeo Power, Inc.*(a) 11,880 51,559

110 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Stem, Inc.*(a) 4,573 108,426
Thermon Group Holdings, Inc.* 3,123 53,965
TPI Composites, Inc.* 3,385 113,838
Vicor Corp.* 2,026 307,121
3,267,296
Electronic Equipment, Instruments & Components 2.1%
908 Devices, Inc.* 1,219 40,105
Advanced Energy Industries,
Inc. 3,626 332,939
Aeva Technologies, Inc.*(a) 7,234 56,136
Akoustis Technologies, Inc.* 3,721 27,982
Arlo Technologies, Inc.* 7,715 53,234
Badger Meter, Inc. 2,755 281,699
Belden, Inc. 4,193 252,461
Benchmark Electronics, Inc. 3,484 81,212
CTS Corp. 3,041 108,320
Daktronics, Inc.* 3,846 21,345
ePlus, Inc.* 1,263 139,650
Fabrinet* 3,504 336,384
FARO Technologies, Inc.* 1,707 125,584
Identiv, Inc.* 1,958 37,515
II-VI, Inc.* 9,867 597,052
Insight Enterprises, Inc.* 3,254 308,154
Iteris, Inc.* 4,393 23,546
Itron, Inc.* 4,249 330,445
Kimball Electronics, Inc.* 2,112 60,720
Knowles Corp.* 8,322 173,430
Luna Innovations, Inc.* 3,044 29,649
Methode Electronics, Inc. 3,592 151,115
MicroVision, Inc.*(a) 15,589 118,632
Napco Security Technologies,
Inc.* 1,448 69,446
nLight, Inc.* 4,132 116,192
Novanta, Inc.* 3,322 573,244
OSI Systems, Inc.* 1,634 152,142
Ouster, Inc.* 2,751 16,946
PAR Technology Corp.*(a) 2,247 141,157
PC Connection, Inc. 1,152 53,050
Plexus Corp.* 2,639 230,437
Rogers Corp.* 1,773 356,586
Sanmina Corp.* 6,087 229,784
ScanSource, Inc.* 2,385 85,335
TTM Technologies, Inc.* 10,494 138,941
Velodyne Lidar, Inc.*(a) 6,699 40,864
Vishay Intertechnology, Inc. 12,636 242,864
Vishay Precision Group, Inc.* 1,184 40,363
6,174,660
Energy Equipment & Services 0.9%
Archrock, Inc. 12,502 102,391
Aspen Aerogels, Inc.* 2,143 116,708
Bristow Group, Inc.* 2,231 77,193
Cactus, Inc., Class A 5,172 224,982
ChampionX Corp.* 19,135 501,911
DMC Global, Inc.* 1,761 73,575
Dril-Quip, Inc.* 3,363 79,232
Expro Group Holdings NV* 2,623 44,984
FTS International, Inc., Class
A* 842 22,313
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.* 13,563 51,268
Helmerich & Payne, Inc. 9,979 309,748
Liberty Oilfield Services, Inc.,
Class A* 8,641 111,642
Nabors Industries Ltd.* 665 68,162
National Energy Services
Reunited Corp.* 3,009 35,205
Newpark Resources, Inc.* 8,796 29,906
NexTier Oilfield Solutions, Inc.* 16,517 73,666
Oceaneering International,
Inc.* 9,703 131,961
Oil States International, Inc.* 6,072 36,796
Patterson-UTI Energy, Inc. 17,898 153,207
ProPetro Holding Corp.* 8,602 82,493
RPC, Inc.* 5,861 31,591
Select Energy Services, Inc.,
Class A* 5,884 35,363
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 21,761
TETRA Technologies, Inc.* 11,629 37,562
Tidewater, Inc.* 4,200 50,946
US Silica Holdings, Inc.* 6,960 67,373
2,571,939
Entertainment 0.9%
AMC Entertainment Holdings,
Inc., Class A*(a) 48,694 1,722,308
Chicken Soup For The Soul
Entertainment, Inc.* 672 13,138
Cinemark Holdings, Inc.*(a) 10,241 192,531
CuriosityStream, Inc.* 2,466 24,586
Eros STX Global Corp.* 30,101 24,607
IMAX Corp.* 4,722 89,010
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 101,940
Liberty Media Corp-Liberty
Braves, Class A* 1,076 32,893
Lions Gate Entertainment
Corp., Class A* 5,519 71,471
Lions Gate Entertainment
Corp., Class B* 10,920 123,614
LiveOne, Inc.* 5,025 11,507
Madison Square Garden
Entertainment Corp.* 2,463 173,568
Marcus Corp. (The)*(a) 2,314 42,971
2,624,144
Equity Real Estate Investment Trusts (REITs) 6.2%
Acadia Realty Trust 8,032 171,724
Agree Realty Corp. 6,376 453,079
Alexander & Baldwin, Inc. 6,794 166,657
Alexander's, Inc. 219 61,053
American Assets Trust, Inc. 4,733 179,049
American Finance Trust, Inc. 9,601 79,496
Apartment Investment and
Management Co., Class A 14,115 106,992
Apple Hospitality REIT, Inc. 19,901 312,645
Armada Hoffler Properties, Inc. 5,989 82,109
Ashford Hospitality Trust, Inc.* 1,038 14,667

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Braemar Hotels & Resorts,
Inc.* 4,216 21,417
Brandywine Realty Trust 16,082 213,086
Broadstone Net Lease, Inc. 14,596 388,108
BRT Apartments Corp. 1,127 22,427
CareTrust REIT, Inc. 9,146 189,779
CatchMark Timber Trust, Inc.,
Class A 4,635 39,676
Centerspace 1,235 125,031
Chatham Lodging Trust* 4,758 60,379
City Office REIT, Inc. 4,048 76,791
Clipper Realty, Inc. 1,519 13,033
Columbia Property Trust, Inc. 11,237 215,413
Community Healthcare Trust,
Inc. 2,343 112,089
CorePoint Lodging, Inc.* 4,061 70,012
Corporate Office Properties
Trust 10,713 290,537
CTO Realty Growth, Inc. 606 32,488
DiamondRock Hospitality Co.* 19,361 175,023
DigitalBridge Group, Inc.* 46,526 311,724
Diversified Healthcare Trust 22,423 81,620
Easterly Government
Properties, Inc. 7,991 168,051
EastGroup Properties, Inc. 3,751 741,873
Empire State Realty Trust,
Inc., Class A 13,552 131,183
Equity Commonwealth 11,116 288,238
Essential Properties Realty
Trust, Inc. 11,044 329,001
Farmland Partners, Inc. 2,680 30,123
Four Corners Property Trust,
Inc. 7,093 205,697
Franklin Street Properties
Corp. 10,817 48,676
GEO Group, Inc. (The) 12,173 99,575
Getty Realty Corp. 3,776 121,285
Gladstone Commercial Corp. 3,638 79,527
Gladstone Land Corp. 2,559 56,656
Global Medical REIT, Inc. 5,373 89,084
Global Net Lease, Inc. 9,102 145,814
Healthcare Realty Trust, Inc. 13,708 453,186
Hersha Hospitality Trust* 3,477 31,050
Independence Realty Trust,
Inc. 9,915 234,291
Indus Realty Trust, Inc. 446 31,086
Industrial Logistics Properties
Trust 6,357 178,568
Innovative Industrial
Properties, Inc. 2,236 588,269
iStar, Inc. 6,707 169,285
Kite Realty Group Trust 20,775 421,732
Lexington Realty Trust 25,885 377,144
LTC Properties, Inc. 3,749 119,443
Macerich Co. (The) 20,176 364,984
Mack-Cali Realty Corp.* 8,399 152,778
Monmouth Real Estate
Investment Corp. 9,235 174,080
National Health Investors, Inc. 4,146 222,972
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates
Trust 7,664 478,693
NETSTREIT Corp. 3,761 91,167
NexPoint Residential Trust,
Inc. 2,116 149,855
Office Properties Income Trust 4,572 117,135
One Liberty Properties, Inc. 1,527 47,734
Outfront Media, Inc. 13,730 341,740
Paramount Group, Inc. 17,693 150,037
Pebblebrook Hotel Trust 12,320 276,707
Phillips Edison & Co., Inc. 1,768 53,287
Physicians Realty Trust 20,345 386,758
Piedmont Office Realty Trust,
Inc., Class A 11,678 207,401
Plymouth Industrial REIT, Inc. 2,837 72,514
Postal Realty Trust, Inc., Class
A 1,142 22,189
PotlatchDeltic Corp. 6,259 327,158
Preferred Apartment
Communities, Inc., Class A 4,951 62,432
PS Business Parks, Inc. 1,904 338,341
Retail Opportunity Investments
Corp. 11,200 199,024
Retail Value, Inc. 1,624 10,166
RLJ Lodging Trust 15,516 223,741
RPT Realty 7,641 101,549
Ryman Hospitality Properties,
Inc.* 5,074 434,030
Sabra Health Care REIT, Inc. 20,914 295,933
Safehold, Inc. 1,620 121,014
Saul Centers, Inc. 1,206 55,958
Seritage Growth Properties,
Class A* 3,544 54,578
Service Properties Trust 15,554 167,517
SITE Centers Corp. 16,421 260,930
STAG Industrial, Inc. 15,500 674,715
Summit Hotel Properties, Inc.* 9,803 98,030
Sunstone Hotel Investors, Inc.* 20,370 251,366
Tanger Factory Outlet Centers,
Inc. 9,646 162,053
Terreno Realty Corp. 6,498 475,199
UMH Properties, Inc. 3,480 83,311
Uniti Group, Inc. 18,431 263,748
Universal Health Realty
Income Trust 1,150 65,515
Urban Edge Properties 10,974 192,374
Urstadt Biddle Properties, Inc.,
Class A 2,993 58,783
Washington REIT 8,025 203,434
Whitestone REIT 3,887 35,683
Xenia Hotels & Resorts, Inc.* 10,514 187,149
17,918,703
Food & Staples Retailing 0.9%
Andersons, Inc. (The) 2,828 96,322
BJ's Wholesale Club Holdings,
Inc.* 12,931 755,688
Chefs' Warehouse, Inc. (The)* 3,166 110,399
HF Foods Group, Inc.* 3,603 25,437
Ingles Markets, Inc., Class A 1,331 92,092

112 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Food & Staples Retailing
MedAvail Holdings, Inc.* 1,110 2,819
Natural Grocers by Vitamin
Cottage, Inc. 867 10,560
Performance Food Group Co.* 14,302 646,880
PriceSmart, Inc. 2,220 159,729
Rite Aid Corp.* 5,286 71,837
SpartanNash Co. 3,210 74,279
Sprouts Farmers Market, Inc.* 10,807 239,267
United Natural Foods, Inc.* 5,288 229,446
Village Super Market, Inc.,
Class A 852 18,974
Weis Markets, Inc. 1,559 87,787
2,621,516
Food Products 0.9%
AppHarvest, Inc.*(a) 6,581 39,618
B&G Foods, Inc.(a) 6,070 178,701
Calavo Growers, Inc. 1,573 63,235
Cal-Maine Foods, Inc. 3,381 121,919
Fresh Del Monte Produce, Inc. 3,151 105,527
Hostess Brands, Inc.* 12,027 227,431
J & J Snack Foods Corp. 1,391 205,242
John B Sanfilippo & Son, Inc. 905 76,472
Laird Superfood, Inc.* 637 11,122
Lancaster Colony Corp. 1,791 304,470
Landec Corp.* 2,718 26,419
Limoneira Co. 1,661 26,792
Mission Produce, Inc.* 3,514 66,731
Sanderson Farms, Inc. 1,925 364,691
Seneca Foods Corp., Class A* 660 34,076
Simply Good Foods Co. (The)* 8,068 319,896
Tattooed Chef, Inc.*(a) 4,431 79,625
Tootsie Roll Industries, Inc.(a) 1,360 43,044
TreeHouse Foods, Inc.* 4,927 178,062
Utz Brands, Inc. 5,587 87,101
Vital Farms, Inc.* 2,448 40,196
Whole Earth Brands, Inc.* 3,541 42,952
2,643,322
Gas Utilities 0.8%
Brookfield Infrastructure Corp.,
Class A(a) 4,990 302,594
Chesapeake Utilities Corp. 1,633 214,037
New Jersey Resources Corp. 9,116 344,676
Northwest Natural Holding Co. 2,957 133,331
ONE Gas, Inc. 5,124 344,845
South Jersey Industries, Inc. 9,763 222,206
Southwest Gas Holdings, Inc. 5,500 380,875
Spire, Inc. 4,765 299,051
2,241,615
Health Care Equipment & Supplies 3.5%
Accelerate Diagnostics, Inc.* 3,444 20,320
Accuray, Inc.* 9,387 46,841
Acutus Medical, Inc.* 1,469 11,517
Alphatec Holdings, Inc.* 6,694 78,521
AngioDynamics, Inc.* 3,507 100,300
Apyx Medical Corp.* 3,347 47,862
Asensus Surgical, Inc.*(a) 22,171 37,469
Aspira Women's Health,
Inc.*(a) 6,888 23,075
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
AtriCure, Inc.* 4,298 322,608
Atrion Corp. 134 97,552
Avanos Medical, Inc.* 4,580 144,453
Axogen, Inc.* 3,771 57,282
Axonics, Inc.* 4,323 317,092
BioLife Solutions, Inc.* 2,313 122,936
Bioventus, Inc., Class A* 740 11,174
Butterfly Network, Inc.*(a) 17,226 177,772
Cardiovascular Systems, Inc.* 3,736 131,059
Cerus Corp.* 15,938 105,191
ClearPoint Neuro, Inc.* 1,783 29,830
CONMED Corp. 2,724 398,467
CryoLife, Inc.* 3,603 74,366
CryoPort, Inc.* 3,843 313,358
Cutera, Inc.* 1,573 67,639
CytoSorbents Corp.* 4,346 25,598
DarioHealth Corp.* 1,277 20,879
Eargo, Inc.* 1,829 16,095
Glaukos Corp.* 4,154 189,879
Haemonetics Corp.* 4,759 326,991
Heska Corp.* 908 202,965
Inari Medical, Inc.* 3,188 288,578
Inogen, Inc.* 1,882 74,621
Integer Holdings Corp.* 3,113 280,232
Intersect ENT, Inc.* 3,339 90,053
Invacare Corp.* 3,490 17,241
iRadimed Corp.* 520 19,406
iRhythm Technologies, Inc.* 2,824 198,075
Lantheus Holdings, Inc.* 6,395 149,579
LeMaitre Vascular, Inc. 1,747 90,861
LivaNova plc* 5,072 389,124
Meridian Bioscience, Inc.* 4,041 76,011
Merit Medical Systems, Inc.* 4,864 327,153
Mesa Laboratories, Inc.(a) 445 136,037
Misonix, Inc.*∞ 1,203 31,928
Natus Medical, Inc.* 3,144 78,757
Neogen Corp.* 10,155 429,658
Neuronetics, Inc.* 2,367 12,308
NeuroPace, Inc.* 660 10,006
Nevro Corp.* 3,259 370,679
NuVasive, Inc.* 4,869 259,810
OraSure Technologies, Inc.* 7,446 79,449
Ortho Clinical Diagnostics
Holdings plc* 10,442 206,438
Orthofix Medical, Inc.* 1,884 67,786
OrthoPediatrics Corp.* 1,320 93,944
Outset Medical, Inc.* 4,335 230,925
PAVmed, Inc.* 6,436 34,947
Pulmonx Corp.* 2,406 93,666
Pulse Biosciences, Inc.* 1,452 30,623
Quotient Ltd.* 7,746 19,597
Retractable Technologies,
Inc.*(a) 1,297 12,270
SeaSpine Holdings Corp.* 3,203 47,917
Senseonics Holdings, Inc.*(a) 39,360 137,760
Shockwave Medical, Inc.* 3,183 680,207
SI-BONE, Inc.* 2,966 66,883
Sientra, Inc.* 5,294 31,023
Sight Sciences, Inc.* 1,051 28,345
Silk Road Medical, Inc.* 3,214 188,694

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Soliton, Inc.* 1,123 23,123
STAAR Surgical Co.* 4,452 527,384
Stereotaxis, Inc.* 4,636 27,352
Surmodics, Inc.* 1,282 71,356
Tactile Systems Technology,
Inc.* 1,898 65,462
Talis Biomedical Corp.* 1,317 7,046
TransMedics Group, Inc.* 2,599 71,291
Treace Medical Concepts,
Inc.* 1,036 23,890
Utah Medical Products, Inc. 343 33,213
Vapotherm, Inc.* 2,035 46,540
Varex Imaging Corp.* 3,650 98,003
ViewRay, Inc.* 13,646 99,752
Zynex, Inc.* 1,938 24,283
10,018,377
Health Care Providers & Services 2.9%
1Life Healthcare, Inc.* 11,049 239,321
Accolade, Inc.* 4,719 187,769
AdaptHealth Corp.* 6,760 184,210
Addus HomeCare Corp.* 1,408 131,648
Agiliti, Inc.* 2,142 48,302
Alignment Healthcare, Inc.*(a) 2,496 49,571
AMN Healthcare Services,
Inc.* 4,447 438,919
Apollo Medical Holdings,
Inc.*(a) 3,437 235,881
Apria, Inc.* 1,423 53,263
Aveanna Healthcare Holdings,
Inc.* 3,656 28,224
Biodesix, Inc.* 1,164 8,777
Brookdale Senior Living, Inc.* 17,843 115,979
Castle Biosciences, Inc.* 2,019 125,885
Community Health Systems,
Inc.* 11,774 154,239
CorVel Corp.* 840 153,905
Covetrus, Inc.* 9,807 198,003
Cross Country Healthcare,
Inc.* 3,635 75,354
Ensign Group, Inc. (The) 4,949 386,071
Exagen, Inc.* 1,172 13,619
Fulgent Genetics, Inc.* 1,923 159,455
Hanger, Inc.* 3,555 66,407
HealthEquity, Inc.* 7,717 510,711
InfuSystem Holdings, Inc.* 1,451 24,130
Innovage Holding Corp.* 1,737 11,499
Joint Corp. (The)* 1,297 113,462
LHC Group, Inc.* 2,880 387,619
LifeStance Health Group,
Inc.*(a) 4,379 52,460
Magellan Health, Inc.* 2,249 213,273
MEDNAX, Inc.* 7,311 199,079
ModivCare, Inc.* 1,193 194,185
National HealthCare Corp. 1,187 83,019
National Research Corp. 1,401 60,663
Ontrak, Inc.* 799 6,871
Option Care Health, Inc.* 14,120 385,900
Owens & Minor, Inc. 6,769 242,872
Patterson Cos., Inc. 8,078 252,518
Common Stocks
Shares Value ($)
Health Care Providers & Services
Pennant Group, Inc. (The)* 2,429 62,110
PetIQ, Inc.*(a) 2,580 64,629
Privia Health Group, Inc.* 1,858 47,751
Progyny, Inc.* 5,978 367,229
R1 RCM, Inc.* 11,207 243,192
RadNet, Inc.* 4,241 131,853
Select Medical Holdings Corp. 10,396 345,355
Sharps Compliance Corp.* 1,434 11,830
SOC Telemed, Inc.* 3,879 8,534
Surgery Partners, Inc.* 3,003 123,543
Tenet Healthcare Corp.* 10,019 717,962
Tivity Health, Inc.* 4,158 104,033
Triple-S Management Corp.,
Class B* 2,019 71,250
US Physical Therapy, Inc. 1,226 132,236
Viemed Healthcare, Inc.* 3,627 20,783
8,245,353
Health Care Technology 1.3%
Allscripts Healthcare Solutions,
Inc.* 11,692 161,116
American Well Corp., Class
A*(a) 17,272 155,448
Castlight Health, Inc., Class B* 11,316 20,369
Computer Programs &
Systems, Inc.* 1,315 47,471
Evolent Health, Inc., Class A* 7,319 214,227
Forian, Inc. 1,720 17,441
Health Catalyst, Inc.* 4,730 248,987
HealthStream, Inc.* 2,396 63,758
iCAD, Inc.* 2,093 22,081
Inovalon Holdings, Inc., Class
A* 7,126 290,670
Inspire Medical Systems, Inc.* 2,537 683,924
Multiplan Corp.*(a) 21,418 92,312
NantHealth, Inc.* 2,484 3,900
NextGen Healthcare, Inc.* 5,322 87,600
Omnicell, Inc.* 4,059 723,111
OptimizeRx Corp.* 1,677 162,166
Phreesia, Inc.* 4,611 325,260
Schrodinger, Inc.* 4,294 234,367
Simulations Plus, Inc. 1,449 73,174
Tabula Rasa HealthCare, Inc.* 2,169 58,888
Vocera Communications, Inc.* 3,299 186,657
3,872,927
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 5,111 62,252
Bally's Corp.* 3,094 141,736
Biglari Holdings, Inc., Class B* 64 10,639
BJ's Restaurants, Inc.* 2,108 70,239
Bloomin' Brands, Inc.* 8,207 177,435
Bluegreen Vacations Holding
Corp.* 1,539 39,414
Brinker International, Inc.* 4,306 180,680
Carrols Restaurant Group, Inc. 3,655 13,414
Century Casinos, Inc.* 2,834 41,943
Cheesecake Factory, Inc.
(The)* 4,173 169,591
Chuy's Holdings, Inc.* 2,015 58,757

114 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cracker Barrel Old Country
Store, Inc. 2,238 298,034
Dave & Buster's
Entertainment, Inc.* 4,096 152,084
Del Taco Restaurants, Inc. 2,880 24,019
Denny's Corp.* 5,803 92,268
Dine Brands Global, Inc.* 1,487 125,666
Drive Shack, Inc.* 7,828 20,353
El Pollo Loco Holdings, Inc.* 1,956 28,753
Esports Technologies, Inc.* 1,044 29,336
Everi Holdings, Inc.* 7,999 191,976
F45 Training Holdings, Inc.* 1,934 26,554
Fiesta Restaurant Group, Inc.* 1,831 19,299
Full House Resorts, Inc.* 3,100 30,845
GAN Ltd.* 3,945 56,335
Golden Entertainment, Inc.* 1,604 83,360
Golden Nugget Online
Gaming, Inc.* 3,763 63,482
Hall of Fame Resort &
Entertainment Co.* 5,210 11,983
Hilton Grand Vacations, Inc.* 8,072 405,860
International Game
Technology plc* 9,433 278,179
Jack in the Box, Inc.(a) 2,059 203,738
Krispy Kreme, Inc. 2,072 26,418
Kura Sushi USA, Inc., Class A* 333 14,179
Lindblad Expeditions Holdings,
Inc.* 2,680 40,066
Monarch Casino & Resort,
Inc.* 1,231 88,903
Nathan's Famous, Inc. 305 19,062
NEOGAMES SA* 558 20,730
Noodles & Co.* 3,955 48,053
ONE Group Hospitality, Inc.
(The)* 1,852 24,483
Papa John's International, Inc. 3,135 388,991
PlayAGS, Inc.* 2,786 24,573
RCI Hospitality Holdings, Inc. 859 58,240
Red Robin Gourmet Burgers,
Inc.* 1,590 31,593
Red Rock Resorts, Inc., Class
A* 5,842 317,863
Rush Street Interactive, Inc.* 4,959 99,825
Ruth's Hospitality Group, Inc.* 3,349 64,770
Scientific Games Corp.* 9,274 742,384
SeaWorld Entertainment, Inc.* 4,859 308,546
Shake Shack, Inc., Class A* 3,493 241,611
Target Hospitality Corp.* 2,500 10,350
Texas Roadhouse, Inc. 6,604 586,501
Wingstop, Inc. 2,816 485,676
6,751,041
Household Durables 1.8%
Aterian, Inc.* 1,875 11,981
Bassett Furniture Industries,
Inc. 882 14,897
Beazer Homes USA, Inc.* 2,931 53,080
Casper Sleep, Inc.* 2,775 10,101
Cavco Industries, Inc.* 875 210,332
Century Communities, Inc. 2,875 192,797
Common Stocks
Shares Value ($)
Household Durables
Ethan Allen Interiors, Inc. 1,941 45,051
Flexsteel Industries, Inc. 629 17,612
GoPro, Inc., Class A* 11,926 102,683
Green Brick Partners, Inc.* 2,913 75,884
Hamilton Beach Brands
Holding Co., Class A 704 10,560
Helen of Troy Ltd.* 2,274 511,536
Hooker Furnishings Corp. 1,149 28,966
Hovnanian Enterprises, Inc.,
Class A* 485 40,866
Installed Building Products,
Inc. 2,258 286,879
iRobot Corp.* 2,651 221,146
KB Home 7,897 317,065
La-Z-Boy, Inc. 4,325 143,763
Legacy Housing Corp.* 854 15,159
LGI Homes, Inc.* 2,066 308,454
Lifetime Brands, Inc. 1,270 21,539
Lovesac Co. (The)* 1,259 98,215
M/I Homes, Inc.* 2,700 154,602
MDC Holdings, Inc. 5,419 265,423
Meritage Homes Corp.* 3,536 384,399
Purple Innovation, Inc.* 5,433 104,857
Skyline Champion Corp.* 4,979 315,270
Snap One Holdings Corp.* 1,253 18,294
Sonos, Inc.* 11,344 370,041
Taylor Morrison Home Corp.* 11,509 351,370
Traeger, Inc.* 2,128 40,198
TRI Pointe Group, Inc.* 10,661 257,890
Tupperware Brands Corp.* 4,685 104,194
Universal Electronics, Inc.* 1,155 47,563
VOXX International Corp.* 1,475 16,682
Vuzix Corp.*(a) 5,561 59,447
Weber, Inc., Class A*(a) 1,605 26,739
5,255,535
Household Products 0.3%
Central Garden & Pet Co.* 924 47,660
Central Garden & Pet Co.,
Class A* 3,835 177,177
Energizer Holdings, Inc. 6,451 235,268
Oil-Dri Corp. of America 538 18,733
WD-40 Co. 1,285 291,695
770,533
Independent Power and Renewable Electricity Producers
0.4%
Clearway Energy, Inc., Class A 3,279 108,174
Clearway Energy, Inc., Class C 7,776 275,893
Ormat Technologies, Inc.(a) 4,329 313,116
Sunnova Energy International,
Inc.* 8,103 361,070
1,058,253
Industrial Conglomerates 0.1%
Raven Industries, Inc.* 3,347 193,524
Insurance 1.9%
Ambac Financial Group, Inc.* 4,312 72,916
American Equity Investment
Life Holding Co. 7,747 246,897
American National Group, Inc. 706 133,935

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Insurance
AMERISAFE, Inc. 1,841 109,153
Argo Group International
Holdings Ltd. 3,004 165,520
Bright Health Group, Inc.* 5,006 43,802
BRP Group, Inc., Class A* 4,374 159,651
Citizens, Inc.* 5,129 33,031
CNO Financial Group, Inc. 12,025 290,284
Crawford & Co., Class A 1,679 14,507
Donegal Group, Inc., Class A 1,195 17,029
eHealth, Inc.* 2,314 102,626
Employers Holdings, Inc. 2,699 104,181
Enstar Group Ltd.* 1,171 270,243
Genworth Financial, Inc.,
Class A* 48,050 197,486
Goosehead Insurance, Inc.,
Class A 1,671 241,125
Greenlight Capital Re Ltd.,
Class A* 2,858 21,235
HCI Group, Inc. 537 71,963
Heritage Insurance Holdings,
Inc. 2,629 17,194
Horace Mann Educators Corp. 3,954 154,918
Independence Holding Co. 452 22,171
Investors Title Co. 135 26,163
James River Group Holdings
Ltd. 2,974 95,019
Kinsale Capital Group, Inc. 2,026 379,166
Maiden Holdings Ltd.* 6,587 21,474
MBIA, Inc.* 4,952 76,954
MetroMile, Inc.* 3,479 10,681
National Western Life Group,
Inc., Class A 243 52,247
NI Holdings, Inc.* 857 17,037
Palomar Holdings, Inc.* 2,329 212,987
ProAssurance Corp. 5,093 116,681
RLI Corp. 3,775 408,870
Safety Insurance Group, Inc. 1,372 107,579
Selective Insurance Group,
Inc. 5,606 439,342
Selectquote, Inc.* 12,915 171,640
SiriusPoint Ltd.* 8,441 79,345
State Auto Financial Corp. 1,623 83,276
Stewart Information Services
Corp. 2,529 179,989
Tiptree, Inc. 2,044 31,907
Trean Insurance Group, Inc.* 1,839 17,287
Trupanion, Inc.* 3,618 370,483
United Fire Group, Inc. 2,154 44,006
United Insurance Holdings
Corp. 2,059 7,865
Universal Insurance Holdings,
Inc. 2,884 42,597
5,482,462
Interactive Media & Services 0.7%
Cargurus, Inc.* 8,917 299,076
Cars.com, Inc.* 6,985 90,945
Eventbrite, Inc., Class A* 7,112 143,947
EverQuote, Inc., Class A* 1,856 25,594
fuboTV, Inc.*(a) 12,405 369,793
Common Stocks
Shares Value ($)
Interactive Media & Services
Liberty TripAdvisor Holdings,
Inc., Class A* 7,531 23,271
MediaAlpha, Inc., Class A* 2,082 36,498
QuinStreet, Inc.* 4,988 69,832
TrueCar, Inc.* 10,595 44,393
Yelp, Inc.* 6,734 260,134
Ziff Davis, Inc.* 4,100 525,907
1,889,390
Internet & Direct Marketing Retail 0.6%
1-800-Flowers.com, Inc.,
Class A*(a) 2,631 84,508
CarParts.com, Inc.* 4,490 68,383
Duluth Holdings, Inc., Class B* 1,128 16,164
Groupon, Inc.*(a) 2,399 50,907
Lands' End, Inc.* 1,408 37,002
Liquidity Services, Inc.* 2,287 50,497
Overstock.com, Inc.* 4,031 383,872
PetMed Express, Inc.(a) 1,978 56,235
Porch Group, Inc.*(a) 7,274 152,972
Quotient Technology, Inc.* 8,964 57,728
RealReal, Inc. (The)* 7,451 97,087
Revolve Group, Inc.* 3,403 255,361
Shutterstock, Inc. 2,240 271,376
Stitch Fix, Inc., Class A* 5,599 193,725
Xometry, Inc., Class A* 761 41,094
1,816,911
IT Services 1.5%
BigCommerce Holdings, Inc.,
Series 1* 4,575 211,411
Brightcove, Inc.* 4,060 40,275
Cantaloupe, Inc.* 5,521 69,012
Cass Information Systems,
Inc. 1,255 51,442
Conduent, Inc.* 16,082 108,553
CSG Systems International,
Inc. 3,081 154,204
DigitalOcean Holdings, Inc.* 4,673 456,038
EVERTEC, Inc. 5,740 259,505
Evo Payments, Inc., Class A* 4,367 94,677
ExlService Holdings, Inc.* 3,098 379,908
Flywire Corp.*(a) 1,143 54,224
GreenBox POS* 1,646 13,365
GreenSky, Inc., Class A* 6,473 79,230
Grid Dynamics Holdings, Inc.* 3,975 114,281
Hackett Group, Inc. (The) 2,051 43,358
I3 Verticals, Inc., Class A* 1,881 42,116
IBEX Holdings Ltd.* 552 8,970
International Money Express,
Inc.* 2,896 48,479
Limelight Networks, Inc.* 12,467 37,152
LiveRamp Holdings, Inc.* 6,163 329,782
MAXIMUS, Inc. 5,786 489,322
MoneyGram International,
Inc.* 7,521 44,900
Paya Holdings, Inc.* 7,790 70,967
Perficient, Inc.* 3,071 379,576
Priority Technology Holdings,
Inc.* 732 3,865

116 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
IT Services
Rackspace Technology,
Inc.*(a) 5,096 67,726
Repay Holdings Corp.* 8,171 171,673
StarTek, Inc.* 1,992 10,956
TTEC Holdings, Inc. 1,752 165,371
Tucows, Inc., Class A*(a) 959 78,926
Unisys Corp.* 6,063 155,031
Verra Mobility Corp.* 12,977 193,098
4,427,393
Leisure Products 0.5%
Acushnet Holdings Corp. 3,249 165,504
American Outdoor Brands,
Inc.* 1,410 32,120
AMMO, Inc.* 6,246 37,726
Callaway Golf Co.* 10,895 294,710
Clarus Corp. 2,291 63,186
Escalade, Inc. 1,062 19,870
Genius Brands International,
Inc.*(a) 26,744 37,174
Johnson Outdoors, Inc., Class
A 496 52,665
Latham Group, Inc.* 2,199 33,864
Malibu Boats, Inc., Class A* 2,001 141,291
Marine Products Corp. 694 8,793
MasterCraft Boat Holdings,
Inc.* 1,895 50,748
Nautilus, Inc.* 2,823 28,879
Smith & Wesson Brands, Inc. 4,522 97,223
Sturm Ruger & Co., Inc. 1,628 128,417
Vista Outdoor, Inc.* 5,539 231,752
1,423,922
Life Sciences Tools & Services 1.0%
Absci Corp.*(a) 1,309 19,203
Akoya Biosciences, Inc.* 786 10,415
Alpha Teknova, Inc.* 657 15,104
Berkeley Lights, Inc.*(a) 4,543 105,625
Bionano Genomics, Inc.*(a) 26,653 135,397
ChromaDex Corp.* 4,369 27,044
Codexis, Inc.* 5,840 203,057
Cytek Biosciences, Inc.* 1,515 34,557
Fluidigm Corp.*(a) 7,727 39,794
Harvard Bioscience, Inc.* 3,924 29,548
Inotiv, Inc.* 1,227 59,375
MaxCyte, Inc.* 1,478 16,613
Medpace Holdings, Inc.* 2,735 619,614
NanoString Technologies, Inc.* 4,336 209,429
NeoGenomics, Inc.* 10,904 501,584
Pacific Biosciences of
California, Inc.* 18,330 485,378
Personalis, Inc.* 3,373 66,178
Quanterix Corp.* 2,924 147,984
Rapid Micro Biosystems, Inc.,
Class A* 754 15,374
Seer, Inc.*(a) 3,925 144,911
Singular Genomics Systems,
Inc.* 1,117 15,470
2,901,654
Common Stocks
Shares Value ($)
Machinery 3.6%
AgEagle Aerial Systems,
Inc.*(a) 6,324 18,150
Alamo Group, Inc. 937 141,674
Albany International Corp.,
Class A 2,916 235,175
Altra Industrial Motion Corp. 6,097 317,959
Astec Industries, Inc. 2,172 115,941
Barnes Group, Inc. 4,529 189,946
Blue Bird Corp.* 1,550 30,396
Chart Industries, Inc.* 3,445 611,556
CIRCOR International, Inc.* 1,745 49,802
Columbus McKinnon Corp. 2,638 124,698
Commercial Vehicle Group,
Inc.* 3,037 30,491
Desktop Metal, Inc., Class
A*(a) 14,223 99,419
Douglas Dynamics, Inc. 2,141 90,564
Energy Recovery, Inc.* 3,996 81,199
Enerpac Tool Group Corp. 5,770 120,535
EnPro Industries, Inc. 1,956 175,375
ESCO Technologies, Inc. 2,424 204,973
Evoqua Water Technologies
Corp.* 10,967 458,750
ExOne Co. (The)* 1,475 33,955
Federal Signal Corp. 5,685 243,375
Franklin Electric Co., Inc. 4,394 379,554
Gorman-Rupp Co. (The) 2,152 91,503
Greenbrier Cos., Inc. (The) 2,914 119,532
Helios Technologies, Inc. 3,070 279,524
Hillenbrand, Inc. 6,883 312,901
Hydrofarm Holdings Group,
Inc.* 3,672 121,066
Hyliion Holdings Corp.*(a) 11,109 89,872
Hyster-Yale Materials
Handling, Inc. 947 45,494
Ideanomics, Inc.*(a) 38,714 76,654
John Bean Technologies Corp. 2,974 439,409
Kadant, Inc. 1,071 237,891
Kennametal, Inc. 7,887 313,508
Lindsay Corp. 1,033 150,477
Luxfer Holdings plc 2,801 56,328
Manitowoc Co., Inc. (The)* 3,253 69,712
Mayville Engineering Co., Inc.* 801 14,226
Meritor, Inc.* 6,314 153,683
Miller Industries, Inc. 1,051 37,983
Mueller Industries, Inc. 5,325 280,308
Mueller Water Products, Inc.,
Class A 15,003 246,199
Nikola Corp.*(a) 21,228 250,490
NN, Inc.* 4,396 21,936
Omega Flex, Inc. 304 44,007
Park-Ohio Holdings Corp. 806 18,796
Proto Labs, Inc.* 2,592 155,028
RBC Bearings, Inc.* 2,625 614,066
REV Group, Inc. 2,812 42,489
Shyft Group, Inc. (The) 3,333 137,353
SPX Corp.* 4,156 241,422
SPX FLOW, Inc. 3,994 298,392
Standex International Corp. 1,141 126,959
Tennant Co. 1,741 138,340

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Machinery
Terex Corp. 6,669 298,771
Titan International, Inc.* 4,784 34,540
Trinity Industries, Inc. 7,434 208,524
Wabash National Corp. 4,876 75,724
Watts Water Technologies,
Inc., Class A 2,596 493,292
Welbilt, Inc.* 12,744 301,523
10,391,409
Marine 0.2%
Costamare, Inc. 5,014 67,238
Eagle Bulk Shipping, Inc.* 875 37,669
Genco Shipping & Trading Ltd. 3,044 52,265
Matson, Inc. 4,054 337,617
Safe Bulkers, Inc.* 5,545 24,731
519,520
Media 1.1%
Advantage Solutions, Inc.* 7,239 61,821
AMC Networks, Inc., Class A* 2,777 110,497
Boston Omaha Corp., Class A* 1,707 60,513
Cardlytics, Inc.* 2,986 234,879
Clear Channel Outdoor
Holdings, Inc.* 34,415 99,803
comScore, Inc.* 6,365 24,887
Daily Journal Corp.* 126 43,246
Emerald Holding, Inc.* 2,575 10,429
Entercom Communications
Corp.* 12,043 38,899
Entravision Communications
Corp., Class A 5,926 47,230
EW Scripps Co. (The), Class A 5,372 99,919
Fluent, Inc.* 4,414 10,505
Gannett Co., Inc.* 13,690 79,402
Gray Television, Inc. 8,098 189,817
Hemisphere Media Group,
Inc.* 1,673 18,487
iHeartMedia, Inc., Class A* 10,613 205,680
Integral Ad Science Holding
Corp.* 1,601 39,337
John Wiley & Sons, Inc., Class
A 4,089 221,501
Loral Space &
Communications, Inc.(a) 1,318 65,663
Magnite, Inc.* 12,250 331,117
Meredith Corp.* 3,781 220,205
National CineMedia, Inc. 6,183 19,662
Scholastic Corp. 2,448 88,593
Sinclair Broadcast Group, Inc.,
Class A(a) 4,229 110,504
Stagwell, Inc.* 5,922 51,403
TechTarget, Inc.* 2,356 222,194
TEGNA, Inc. 20,960 412,074
Thryv Holdings, Inc.* 613 19,414
WideOpenWest, Inc.* 4,967 94,621
3,232,302
Metals & Mining 1.2%
Allegheny Technologies, Inc.* 12,071 194,343
Arconic Corp.* 10,415 306,409
Carpenter Technology Corp. 4,515 139,423
Common Stocks
Shares Value ($)
Metals & Mining
Century Aluminum Co.* 5,216 68,903
Coeur Mining, Inc.* 22,968 145,387
Commercial Metals Co. 11,382 366,273
Compass Minerals
International, Inc. 3,223 211,429
Constellium SE* 11,633 214,163
Gatos Silver, Inc.* 4,376 52,950
Haynes International, Inc. 1,240 49,761
Hecla Mining Co. 50,004 289,023
Kaiser Aluminum Corp. 1,498 145,516
Materion Corp. 1,931 139,380
MP Materials Corp.*(a) 6,913 234,005
Novagold Resources, Inc.* 22,478 164,314
Olympic Steel, Inc. 906 24,435
Perpetua Resources Corp.* 2,539 12,086
PolyMet Mining Corp.* 2,809 9,410
Ryerson Holding Corp. 1,675 44,153
Schnitzer Steel Industries,
Inc., Class A 2,505 134,769
SunCoke Energy, Inc. 7,159 51,688
TimkenSteel Corp.* 4,308 60,097
Warrior Met Coal, Inc. 4,878 116,926
Worthington Industries, Inc. 3,282 178,278
3,353,121
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc. 687 16,117
Apollo Commercial Real
Estate Finance, Inc. 13,299 201,347
Arbor Realty Trust, Inc. 12,058 242,486
Ares Commercial Real Estate
Corp. 3,574 55,826
ARMOUR Residential REIT,
Inc. 6,588 69,306
Blackstone Mortgage Trust,
Inc., Class A 13,952 459,021
BrightSpire Capital, Inc. 7,694 75,478
Broadmark Realty Capital, Inc. 12,412 128,092
Chimera Investment Corp. 22,389 349,492
Dynex Capital, Inc. 2,595 45,412
Ellington Financial, Inc. 3,890 70,720
Franklin BSP Realty Trust,
Inc.* 2,972 48,770
Granite Point Mortgage Trust,
Inc. 5,570 74,638
Great Ajax Corp. 1,992 28,207
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,234 436,934
Invesco Mortgage Capital, Inc. 23,854 74,902
KKR Real Estate Finance
Trust, Inc. 2,916 63,306
Ladder Capital Corp. 11,020 132,240
MFA Financial, Inc. 41,955 189,217
New York Mortgage Trust, Inc. 36,726 161,227
Orchid Island Capital, Inc. 11,659 57,829
PennyMac Mortgage
Investment Trust 9,572 192,876
Ready Capital Corp. 5,564 86,075
Redwood Trust, Inc. 10,844 147,045

118 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
TPG RE Finance Trust, Inc. 5,690 74,368
Two Harbors Investment Corp. 29,770 191,123
3,672,054
Multiline Retail 0.4%
Big Lots, Inc. 3,216 142,308
Dillard's, Inc., Class A 595 137,528
Franchise Group, Inc. 2,685 98,808
Macy's, Inc.(a) 29,772 788,065
1,166,709
Multi-Utilities 0.3%
Avista Corp. 6,572 261,631
Black Hills Corp. 5,949 394,895
NorthWestern Corp. 4,972 282,708
Unitil Corp. 1,404 58,617
997,851
Oil, Gas & Consumable Fuels 3.8%
Aemetis, Inc.*(a) 2,199 43,760
Alto Ingredients, Inc.* 6,777 36,054
Altus Midstream Co. 309 19,102
Antero Resources Corp.* 26,996 536,410
Arch Resources, Inc.*(a) 1,433 130,518
Berry Corp. 7,102 68,250
Bonanza Creek Energy, Inc. 2,924 164,153
Brigham Minerals, Inc., Class
A 4,320 100,138
California Resources Corp.* 7,968 367,564
Callon Petroleum Co.* 3,781 195,591
Centennial Resource
Development, Inc., Class A* 17,158 123,538
Centrus Energy Corp., Class
A*(a) 895 50,720
Chesapeake Energy Corp. 9,321 594,120
Clean Energy Fuels Corp.* 13,663 125,973
CNX Resources Corp.* 20,420 298,336
Comstock Resources, Inc.* 8,678 85,652
CONSOL Energy, Inc.* 3,070 84,456
Contango Oil & Gas Co.* 14,526 59,992
CVR Energy, Inc. 2,792 53,523
Delek US Holdings, Inc.* 6,222 121,018
Denbury, Inc.* 4,781 404,759
DHT Holdings, Inc. 13,721 89,324
Dorian LPG Ltd. 2,831 34,312
Earthstone Energy, Inc., Class
A* 2,380 24,157
Energy Fuels, Inc.* 13,695 107,369
Equitrans Midstream Corp. 38,583 397,791
Extraction Oil & Gas, Inc.* 1,481 98,679
Falcon Minerals Corp. 3,994 23,485
Frontline Ltd.*(a) 11,319 99,720
Gevo, Inc.*(a) 18,495 133,719
Golar LNG Ltd.* 9,878 128,710
Green Plains, Inc.* 3,466 131,535
International Seaways, Inc. 4,013 70,428
Kosmos Energy Ltd.* 38,778 139,601
Laredo Petroleum, Inc.*(a) 1,192 89,877
Magnolia Oil & Gas Corp.,
Class A 13,194 275,491
Matador Resources Co. 10,431 436,537
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Murphy Oil Corp. 13,887 386,475
Nordic American Tankers Ltd.
(a) 15,263 35,868
Northern Oil and Gas, Inc. 4,533 104,984
Oasis Petroleum, Inc. 1,912 230,587
Ovintiv, Inc. 24,729 927,832
Par Pacific Holdings, Inc.* 4,184 64,685
PBF Energy, Inc., Class A* 9,395 137,261
PDC Energy, Inc. 9,380 490,668
Peabody Energy Corp.* 7,596 90,316
Petrocorp, Inc.*^∞ 1,500 0
Range Resources Corp.* 22,556 526,006
Ranger Oil Corp.* 1,532 50,617
Renewable Energy Group,
Inc.* 4,260 272,640
REX American Resources
Corp.* 542 47,669
Riley Exploration Permian, Inc. 217 5,757
Scorpio Tankers, Inc. 4,622 74,044
SFL Corp. Ltd. 9,655 76,371
SM Energy Co. 11,208 384,659
Southwestern Energy Co.* 65,645 320,348
Talos Energy, Inc.* 3,494 45,317
Teekay Corp.* 6,581 23,297
Teekay Tankers Ltd., Class A* 2,260 31,369
Tellurian, Inc.*(a) 30,035 117,737
Uranium Energy Corp.* 19,880 73,954
Ur-Energy, Inc.* 17,145 29,832
Vine Energy, Inc., Class A* 1,955 33,372
W&T Offshore, Inc.* 9,549 39,246
Whiting Petroleum Corp.* 3,733 243,130
World Fuel Services Corp. 5,911 180,463
10,988,866
Paper & Forest Products 0.2%
Clearwater Paper Corp.* 1,645 68,810
Domtar Corp.* 4,705 256,846
Glatfelter Corp. 4,443 72,999
Neenah, Inc. 1,517 76,669
Schweitzer-Mauduit
International, Inc. 2,994 104,311
Verso Corp., Class A 2,325 51,336
630,971
Personal Products 0.5%
Beauty Health Co. (The)*(a) 8,227 225,996
BellRing Brands, Inc., Class A* 3,815 102,318
Edgewell Personal Care Co. 5,147 180,093
elf Beauty, Inc.* 4,328 139,838
Honest Co., Inc. (The)* 2,353 21,530
Inter Parfums, Inc. 1,708 157,785
Medifast, Inc. 1,122 220,215
Nature's Sunshine Products,
Inc. 881 13,911
Nu Skin Enterprises, Inc.,
Class A 4,710 189,106
Revlon, Inc., Class A* 644 6,672
USANA Health Sciences, Inc.* 1,140 110,648
Veru, Inc.* 5,621 45,924
1,414,036

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Pharmaceuticals 1.5%
9 Meters Biopharma, Inc.* 20,137 25,574
Aclaris Therapeutics, Inc.*(a) 4,811 83,471
Aerie Pharmaceuticals, Inc.* 4,306 45,773
Amneal Pharmaceuticals, Inc.* 10,204 56,020
Amphastar Pharmaceuticals,
Inc.* 3,708 69,265
Ampio Pharmaceuticals,
Inc.*(a) 18,023 28,116
Angion Biomedica Corp.* 2,053 8,561
ANI Pharmaceuticals, Inc.* 949 35,474
Antares Pharma, Inc.* 16,564 61,949
Arvinas, Inc.* 4,117 356,450
Atea Pharmaceuticals, Inc.* 6,120 71,237
Athira Pharma, Inc.* 3,056 39,942
Avalo Therapeutics, Inc.* 4,624 10,820
Axsome Therapeutics, Inc.*(a) 2,670 102,795
BioDelivery Sciences
International, Inc.* 9,337 38,095
Cara Therapeutics, Inc.* 4,282 72,066
Cassava Sciences, Inc.*(a) 3,625 156,346
Citius Pharmaceuticals,
Inc.*(a) 10,759 20,119
Collegium Pharmaceutical,
Inc.* 3,072 60,303
Corcept Therapeutics, Inc.* 9,161 164,898
CorMedix, Inc.* 3,326 16,164
Cymabay Therapeutics, Inc.* 6,896 26,894
Cyteir Therapeutics, Inc.*(a) 789 14,131
Durect Corp.* 23,134 29,612
Edgewise Therapeutics, Inc.* 1,169 19,288
Endo International plc* 21,775 92,544
Esperion Therapeutics, Inc.*(a) 2,674 23,906
Evolus, Inc.* 3,056 23,898
EyePoint Pharmaceuticals,
Inc.* 2,002 22,963
Fulcrum Therapeutics, Inc.* 2,513 55,638
Harmony Biosciences
Holdings, Inc.* 2,118 87,833
Ikena Oncology, Inc.* 859 9,234
Innoviva, Inc.* 4,090 71,370
Intra-Cellular Therapies, Inc.* 6,622 285,210
Kala Pharmaceuticals, Inc.*(a) 4,108 7,148
Kaleido Biosciences, Inc.* 1,324 5,693
KemPharm, Inc.* 2,708 25,726
Landos Biopharma, Inc.* 607 8,170
Marinus Pharmaceuticals, Inc.* 3,500 40,250
Mind Medicine MindMed, Inc.* 30,517 76,903
NGM Biopharmaceuticals,
Inc.* 3,048 56,297
Nuvation Bio, Inc.*(a) 6,293 57,707
Ocular Therapeutix, Inc.* 7,507 49,846
Omeros Corp.*(a) 5,569 34,918
Oramed Pharmaceuticals,
Inc.*(a) 2,531 59,251
Pacira BioSciences, Inc.* 4,142 216,544
Paratek Pharmaceuticals, Inc.* 4,557 22,876
Phathom Pharmaceuticals,
Inc.*(a) 1,919 45,154
Phibro Animal Health Corp.,
Class A 2,135 46,842
Common Stocks
Shares Value ($)
Pharmaceuticals
Pliant Therapeutics, Inc.*(a) 2,454 39,092
Prestige Consumer
Healthcare, Inc.* 4,779 286,692
Provention Bio, Inc.* 5,449 34,111
Rain Therapeutics, Inc.* 703 10,953
Reata Pharmaceuticals, Inc.,
Class A* 2,601 249,722
Relmada Therapeutics, Inc.* 1,526 35,815
Revance Therapeutics, Inc.* 6,651 91,451
Seelos Therapeutics, Inc.* 7,183 15,515
SIGA Technologies, Inc.* 3,998 28,826
Supernus Pharmaceuticals,
Inc.* 4,656 138,982
Tarsus Pharmaceuticals, Inc.* 657 18,238
Terns Pharmaceuticals, Inc.* 862 8,189
TherapeuticsMD, Inc.* 34,406 25,048
Theravance Biopharma, Inc.* 5,051 39,246
Verrica Pharmaceuticals, Inc.* 1,326 16,694
WaVe Life Sciences Ltd.* 3,344 15,349
Zogenix, Inc.* 5,150 78,950
4,172,157
Professional Services 1.7%
Acacia Research Corp.* 4,922 28,203
ASGN, Inc.* 4,925 589,325
Atlas Technical Consultants,
Inc.* 1,304 13,288
Barrett Business Services, Inc. 646 52,972
CBIZ, Inc.* 4,829 177,273
CRA International, Inc. 674 74,019
Exponent, Inc. 4,922 565,046
First Advantage Corp.* 2,792 52,210
Forrester Research, Inc.* 1,137 60,545
Franklin Covey Co.* 1,259 53,193
Heidrick & Struggles
International, Inc. 1,744 81,759
HireQuest, Inc. 475 8,550
Huron Consulting Group, Inc.* 2,172 108,947
ICF International, Inc. 1,744 175,255
Insperity, Inc. 3,443 430,375
KBR, Inc. 13,340 566,150
Kelly Services, Inc., Class A 3,540 63,826
Kforce, Inc. 1,892 122,526
Korn Ferry 5,059 390,605
ManTech International Corp.,
Class A 2,567 221,327
Mistras Group, Inc.* 1,957 19,218
Resources Connection, Inc. 2,989 52,038
TriNet Group, Inc.* 3,841 388,901
TrueBlue, Inc.* 3,325 92,601
Upwork, Inc.* 11,223 528,828
Willdan Group, Inc.* 1,086 36,305
4,953,285
Real Estate Management & Development 0.8%
Cushman & Wakefield plc* 13,089 240,707
eXp World Holdings, Inc. 5,882 303,511
Fathom Holdings, Inc.* 528 13,353
Forestar Group, Inc.* 1,740 34,052
FRP Holdings, Inc.* 633 36,207
Kennedy-Wilson Holdings, Inc. 11,380 254,571

120 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development
Marcus & Millichap, Inc.* 2,250 105,975
Newmark Group, Inc., Class A 14,233 211,787
Rafael Holdings, Inc., Class B* 973 7,356
RE/MAX Holdings, Inc., Class
A 1,879 59,771
Realogy Holdings Corp.* 10,917 189,082
Redfin Corp.*(a) 9,597 492,710
RMR Group, Inc. (The), Class
A 1,446 50,306
St Joe Co. (The) 3,232 151,969
Tejon Ranch Co.* 2,180 39,698
2,191,055
Road & Rail 0.8%
ArcBest Corp. 2,459 220,941
Avis Budget Group, Inc.* 4,596 796,533
Covenant Logistics Group,
Inc.* 1,155 32,802
Daseke, Inc.* 3,980 37,611
Heartland Express, Inc. 4,521 73,828
HyreCar, Inc.* 1,661 11,278
Marten Transport Ltd. 5,623 93,511
PAM Transportation Services,
Inc.* 384 23,739
Saia, Inc.* 2,503 782,538
Universal Logistics Holdings,
Inc. 692 14,587
US Xpress Enterprises, Inc.,
Class A* 2,258 17,093
Werner Enterprises, Inc. 5,991 271,512
Yellow Corp.* 4,771 41,746
2,417,719
Semiconductors & Semiconductor Equipment 3.2%
Alpha & Omega
Semiconductor Ltd.* 1,825 63,236
Ambarella, Inc.* 3,275 608,593
Amkor Technology, Inc. 9,560 209,555
Atomera, Inc.*(a) 1,863 40,259
Axcelis Technologies, Inc.* 3,234 177,644
AXT, Inc.* 4,177 34,126
CEVA, Inc.* 2,034 92,771
CMC Materials, Inc. 2,769 355,457
Cohu, Inc.* 4,542 145,526
Diodes, Inc.* 4,131 396,948
DSP Group, Inc.* 1,906 41,875
FormFactor, Inc.* 7,369 293,139
Ichor Holdings Ltd.* 2,620 114,546
Impinj, Inc.* 1,677 116,920
Kopin Corp.*(a) 7,353 38,530
Kulicke & Soffa Industries, Inc. 5,802 330,714
Lattice Semiconductor Corp.* 12,803 889,040
MACOM Technology Solutions
Holdings, Inc.* 4,614 322,149
MaxLinear, Inc.* 6,756 425,628
Meta Materials, Inc.*(a) 20,667 97,135
NeoPhotonics Corp.* 5,012 50,721
NVE Corp. 460 31,266
Onto Innovation, Inc.* 4,557 360,960
PDF Solutions, Inc.* 2,937 69,108
Photronics, Inc.* 5,840 75,862
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc. 5,722 590,568
Rambus, Inc.* 10,233 238,122
Semtech Corp.* 6,129 521,149
Silicon Laboratories, Inc.* 4,190 790,904
SiTime Corp.* 1,246 330,053
SkyWater Technology, Inc.* 745 25,509
SMART Global Holdings, Inc.* 1,653 88,369
SunPower Corp.*(a) 7,403 249,185
Synaptics, Inc.* 3,329 647,724
Ultra Clean Holdings, Inc.* 4,222 209,285
Veeco Instruments, Inc.* 4,719 114,624
9,187,200
Software 6.3%
8x8, Inc.* 10,087 228,571
A10 Networks, Inc.* 5,522 103,206
ACI Worldwide, Inc.* 11,022 338,155
Agilysys, Inc.* 1,821 86,898
Alarm.com Holdings, Inc.* 4,481 377,569
Alkami Technology, Inc.* 660 19,800
Altair Engineering, Inc., Class
A* 4,289 333,641
American Software, Inc., Class
A 3,164 91,535
Appfolio, Inc., Class A* 1,776 233,881
Appian Corp.*(a) 3,695 367,320
Asana, Inc., Class A* 6,976 947,341
Avaya Holdings Corp.* 7,717 143,691
Benefitfocus, Inc.* 2,366 25,931
Blackbaud, Inc.* 4,586 325,652
Blackline, Inc.* 5,061 642,089
Bottomline Technologies DE,
Inc.* 4,299 199,044
Box, Inc., Class A* 13,445 347,284
BTRS Holdings, Inc.*(a) 6,105 52,442
Cerence, Inc.*(a) 3,570 375,314
ChannelAdvisor Corp.* 2,883 73,545
Cleanspark, Inc.*(a) 3,102 62,847
CommVault Systems, Inc.* 4,324 265,926
Consensus Cloud Solutions,
Inc.* 1,366 86,509
Couchbase, Inc.* 913 36,812
CS Disco, Inc.* 1,220 69,967
Digimarc Corp.*(a) 1,247 63,011
Digital Turbine, Inc.* 8,566 737,190
Domo, Inc., Class B* 2,616 231,124
E2open Parent Holdings,
Inc.*(a) 15,308 191,350
Ebix, Inc. 2,515 82,517
eGain Corp.* 2,137 22,054
Envestnet, Inc.* 5,149 429,941
EverCommerce, Inc.*(a) 1,568 32,426
GTY Technology Holdings,
Inc.* 3,050 23,180
Instructure Holdings, Inc.* 1,130 28,499
Intapp, Inc.* 950 25,650
Intelligent Systems Corp.* 769 32,552
InterDigital, Inc. 2,879 192,749
JFrog Ltd.* 4,890 159,854
Kaltura, Inc.* 1,642 15,500

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Software
LivePerson, Inc.* 6,156 317,096
Marathon Digital Holdings,
Inc.*(a) 9,046 472,563
MeridianLink, Inc.* 1,194 28,835
MicroStrategy, Inc., Class
A*(a) 740 529,144
Mimecast Ltd.* 5,711 430,838
Mitek Systems, Inc.*(a) 3,977 74,887
Model N, Inc.* 3,337 108,152
Momentive Global, Inc.* 12,430 284,896
ON24, Inc.* 2,537 48,533
OneSpan, Inc.* 3,447 70,388
PagerDuty, Inc.* 7,650 319,387
Ping Identity Holding Corp.* 4,250 120,403
Progress Software Corp. 4,167 214,225
PROS Holdings, Inc.* 3,788 113,640
Q2 Holdings, Inc.* 5,158 404,697
QAD, Inc., Class A 1,195 104,730
Qualys, Inc.* 3,216 400,328
Rapid7, Inc.* 5,281 679,929
Rekor Systems, Inc.* 2,973 40,433
Rimini Street, Inc.* 4,202 43,743
Riot Blockchain, Inc.* 7,989 217,461
SailPoint Technologies
Holdings, Inc.* 8,690 416,946
Sapiens International Corp.
NV 2,839 99,166
SecureWorks Corp., Class A* 927 17,075
ShotSpotter, Inc.* 841 32,723
Smith Micro Software, Inc.* 3,411 19,443
Sprout Social, Inc., Class A* 4,186 534,468
SPS Commerce, Inc.* 3,419 522,184
Sumo Logic, Inc.* 7,731 133,514
Telos Corp.* 3,766 97,577
Tenable Holdings, Inc.* 8,559 455,767
Upland Software, Inc.* 2,506 83,625
Varonis Systems, Inc.* 9,991 646,817
Verint Systems, Inc.* 6,077 283,188
Veritone, Inc.* 2,716 81,236
Viant Technology, Inc., Class
A* 1,092 12,831
VirnetX Holding Corp.*(a) 6,569 25,291
Vonage Holdings Corp.* 23,548 379,594
Workiva, Inc.* 4,038 603,883
Xperi Holding Corp. 9,947 178,250
Yext, Inc.* 10,186 128,242
Zix Corp.* 5,643 47,796
Zuora, Inc., Class A* 9,965 217,835
18,144,326
Specialty Retail 2.4%
Aaron's Co., Inc. (The) 3,243 75,854
Abercrombie & Fitch Co.,
Class A* 5,814 229,886
Academy Sports & Outdoors,
Inc.* 7,312 312,807
American Eagle Outfitters, Inc.
(a) 14,337 340,360
America's Car-Mart, Inc.* 575 68,707
Arko Corp.* 11,388 109,211
Common Stocks
Shares Value ($)
Specialty Retail
Asbury Automotive Group,
Inc.* 1,819 355,997
Barnes & Noble Education,
Inc.* 3,641 37,794
Bed Bath & Beyond, Inc.*(a) 9,918 139,249
Big 5 Sporting Goods Corp.(a) 1,973 47,707
Boot Barn Holdings, Inc.* 2,723 284,526
Buckle, Inc. (The) 2,704 112,540
Caleres, Inc. 3,414 78,727
Camping World Holdings, Inc.,
Class A(a) 4,045 150,676
CarLotz, Inc.* 4,119 14,828
Cato Corp. (The), Class A 1,875 33,056
Chico's FAS, Inc.* 11,400 62,244
Children's Place, Inc. (The)* 1,367 113,311
Citi Trends, Inc.* 845 65,369
Conn's, Inc.* 1,723 38,371
Container Store Group, Inc.
(The)* 3,257 36,022
Designer Brands, Inc., Class
A* 5,697 77,080
Genesco, Inc.* 1,389 84,160
Group 1 Automotive, Inc. 1,666 299,547
GrowGeneration Corp.*(a) 4,958 104,515
Guess?, Inc. 3,780 78,284
Haverty Furniture Cos., Inc. 1,581 45,375
Hibbett, Inc. 1,460 113,062
JOANN, Inc. 1,100 11,242
Kirkland's, Inc.* 1,328 29,853
Lazydays Holdings, Inc.*(a) 696 14,679
Lumber Liquidators Holdings,
Inc.* 2,943 53,209
MarineMax, Inc.* 2,039 105,600
Monro, Inc. 3,199 197,570
Murphy USA, Inc. 2,281 371,689
National Vision Holdings, Inc.* 7,736 476,847
ODP Corp. (The)* 4,400 190,520
OneWater Marine, Inc., Class
A 1,039 46,069
Party City Holdco, Inc.* 10,472 76,131
Rent-A-Center, Inc. 6,219 331,224
Sally Beauty Holdings, Inc.* 10,681 162,992
Shift Technologies, Inc.* 5,881 40,167
Shoe Carnival, Inc. 1,674 56,698
Signet Jewelers Ltd. 4,919 438,676
Sleep Number Corp.* 2,159 190,726
Sonic Automotive, Inc., Class
A 2,074 102,518
Sportsman's Warehouse
Holdings, Inc.* 4,125 71,198
Tilly's, Inc., Class A 2,277 31,605
Torrid Holdings, Inc.* 1,204 18,108
TravelCenters of America,
Inc.* 1,183 63,776
Urban Outfitters, Inc.* 6,501 207,577
Winmark Corp. 313 72,873
Zumiez, Inc.* 2,131 86,732
6,957,544

122 - Statement of Investments - October 31, 2021 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* 11,505 323,981
Avid Technology, Inc.* 3,499 100,211
Corsair Gaming, Inc.*(a) 2,548 62,299
Diebold Nixdorf, Inc.* 6,615 59,535
Eastman Kodak Co.* 4,251 28,864
Quantum Corp.* 5,655 32,290
Super Micro Computer, Inc.* 3,944 139,578
Turtle Beach Corp.* 1,441 41,443
788,201
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.* 5,828 940,931
Fossil Group, Inc.* 4,469 52,823
G-III Apparel Group Ltd.* 4,265 122,235
Kontoor Brands, Inc. 4,879 258,587
Movado Group, Inc. 1,489 49,584
Oxford Industries, Inc. 1,567 145,292
PLBY Group, Inc.*(a) 2,223 62,422
Rocky Brands, Inc. 719 39,221
Steven Madden Ltd. 7,739 349,029
Superior Group of Cos., Inc. 1,108 28,797
Unifi, Inc.* 1,392 33,436
Vera Bradley, Inc.* 2,138 20,974
Wolverine World Wide, Inc. 7,707 255,641
2,358,972
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.*(a) 5,483 290,599
Blue Foundry Bancorp* 2,644 37,201
Bridgewater Bancshares, Inc.* 1,714 31,006
Capitol Federal Financial, Inc. 12,315 149,381
Columbia Financial, Inc.* 3,608 67,181
Essent Group Ltd. 10,445 501,360
Federal Agricultural Mortgage
Corp., Class C 862 108,690
Finance of America Cos., Inc.,
Class A*(a) 3,164 15,156
Flagstar Bancorp, Inc. 5,010 236,422
FS Bancorp, Inc. 722 24,880
Hingham Institution for
Savings 121 43,710
Home Bancorp, Inc. 818 34,151
Home Point Capital, Inc. 642 2,937
HomeStreet, Inc. 1,870 88,189
Kearny Financial Corp. 6,509 87,351
Luther Burbank Corp. 1,224 17,760
Merchants Bancorp 894 39,720
Meridian Bancorp, Inc. 4,209 97,649
Meta Financial Group, Inc. 3,116 172,751
Mr. Cooper Group, Inc.* 6,692 293,377
NMI Holdings, Inc., Class A* 8,042 195,260
Northfield Bancorp, Inc. 3,885 68,182
Northwest Bancshares, Inc. 12,124 167,311
Ocwen Financial Corp.* 774 24,311
PCSB Financial Corp. 1,500 28,665
PennyMac Financial Services,
Inc. 3,098 192,262
Pioneer Bancorp, Inc.* 1,383 17,509
Premier Financial Corp. 3,500 111,580
Provident Bancorp, Inc. 1,535 27,661
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Provident Financial Services,
Inc. 6,956 172,231
Radian Group, Inc. 17,592 419,921
Southern Missouri Bancorp,
Inc. 831 45,206
TrustCo Bank Corp. 1,944 65,241
Velocity Financial, Inc.* 813 10,447
Walker & Dunlop, Inc. 2,794 363,416
Washington Federal, Inc. 6,390 225,950
Waterstone Financial, Inc. 2,233 46,156
WSFS Financial Corp. 4,455 230,814
4,751,594
Tobacco 0.1%
22nd Century Group, Inc.*(a) 14,307 39,201
Turning Point Brands, Inc. 1,380 52,675
Universal Corp. 2,362 111,014
Vector Group Ltd. 13,799 182,975
385,865
Trading Companies & Distributors 1.5%
Alta Equipment Group, Inc.* 1,843 26,595
Applied Industrial
Technologies, Inc. 3,662 356,972
Beacon Roofing Supply, Inc.* 5,187 274,237
BlueLinx Holdings, Inc.* 850 40,486
Boise Cascade Co. 3,733 211,363
CAI International, Inc. 1,542 86,244
Custom Truck One Source,
Inc.* 4,359 39,449
DXP Enterprises, Inc.* 1,648 54,318
EVI Industries, Inc.* 556 17,514
GATX Corp. 3,347 317,463
Global Industrial Co. 1,316 53,403
GMS, Inc.* 4,067 201,439
H&E Equipment Services, Inc. 3,027 136,457
Herc Holdings, Inc. 2,320 422,333
Karat Packaging, Inc.* 412 9,369
Lawson Products, Inc.* 479 24,285
McGrath RentCorp 2,289 165,128
MRC Global, Inc.* 7,907 65,628
NOW, Inc.* 10,446 75,420
Rush Enterprises, Inc., Class A 3,989 207,747
Rush Enterprises, Inc., Class
B 710 36,714
Textainer Group Holdings Ltd.* 4,542 178,455
Titan Machinery, Inc.* 1,946 55,305
Transcat, Inc.* 714 53,464
Triton International Ltd. 6,297 391,610
Veritiv Corp.* 1,356 145,458
WESCO International, Inc.* 4,220 546,743
Willis Lease Finance Corp.* 294 11,910
4,205,509
Water Utilities 0.4%
American States Water Co. 3,496 317,577
Artesian Resources Corp.,
Class A 843 33,905
Cadiz, Inc.*(a) 1,885 11,442
California Water Service
Group 4,893 297,886

Nationwide Small Cap Index Fund - October 31, 2021 - Statement of Investments - 123
Common Stocks
Shares Value ($)
Water Utilities
Global Water Resources, Inc. 1,383 26,166
Middlesex Water Co. 1,626 179,055
Pure Cycle Corp.* 2,059 32,306
SJW Group 2,674 176,270
York Water Co. (The) 1,234 59,133
1,133,740
Wireless Telecommunication Services 0.2%
Gogo, Inc.*(a) 5,656 91,967
Shenandoah
Telecommunications Co. 4,580 126,591
Telephone & Data Systems,
Inc. 9,577 179,473
United States Cellular Corp.* 1,449 44,296
442,327
Total Common Stocks
(cost $205,017,943) 286,549,257
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Total Rights
(cost $4,467) 97
Short-Term Investment 5.5%
Shares Value ($)
Money Market Fund 5.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 15,883,525 15,883,525
Total Short-Term Investment
(cost $15,883,525) 15,883,525
Total Investments
(cost $220,905,935) — 105.3% 302,432,879
Liabilities in excess of other assets — (5.3)% (15,134,409)
NET ASSETS — 100.0%
$ 287,298,470
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $15,508,107, which was collateralized
by cash used to purchase a money market fund with a value
of $15,883,525.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $15,883,525.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 100 12/2021 USD 1,147,650 10,788
10,788
As of October 31, 2021, the Fund had $61,600 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

124 - Statements of Assets and Liabilities - October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Assets:
Investment securities, at value
*
$ 548,560,671 $ 1,317,594,093
Cash 20,362,547 —
Deposits with broker for futures contracts — 567,706
Foreign currencies, at value — 2,789,120
Interest and dividends receivable 2,788,780 2,863,835
Security lending income receivable — 9,131
Receivable for investments sold 12,283,266 5,040,154
Receivable for capital shares issued 170,753 520,602
Reclaims receivable — 4,147,481
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 23,157 28,038
Total Assets 584,189,174 1,333,560,160
Liabilities:
Payable for investments purchased 29,306,148 493,755
Distributions payable 50,106 —
Payable for capital shares redeemed 867,741 644,814
Payable for variation margin on futures contracts — 19,731
Cash overdraft (Note 2) — 464,176
Payable upon return of securities loaned (Note 2) — 16,305,973
Accrued expenses and other payables:
Investment advisory fees 78,030 269,730
Fund administration fees 39,227 40,645
Distribution fees 58,667 81,248
Administrative servicing fees 54,082 111,936
Accounting and transfer agent fees 16,933 5,439
Trustee fees 1,937 4,645
Custodian fees 13,556 10,173
Compliance program costs (Note 3) 128 343
Professional fees 28,426 35,778
Printing fees 14,286 29,927
Other 15,156 56,522
Total Liabilities 30,544,423 18,574,835
Net Assets $ 553,644,751 $ 1,314,985,325
* Includes value of securities on loan (Note 2) — 26,675,795
Cost of investment securities 528,298,454 859,759,381
Cost of foreign currencies — 2,765,730
Represented by:
Capital $ 526,721,579 $ 945,129,477
Total distributable earnings (loss) 26,923,172 369,855,848
Net Assets $ 553,644,751 $ 1,314,985,325

Index Funds - October 31, 2021 - Statements of Assets and Liabilities - 125
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 859,892,972 $ 795,050,901 $ 1,315,694,110 $ 302,432,879
3,897,317 2,681,139 7,337,991 1,069,463
299,371 223,131 531,989 77,781
— — — —
278,929 200,924 882,877 63,056
1,317 30,710 202 10,335
— — — 4,578
237,234 335,080 500,569 126,949
— — — —
— 9,504 — 1,185
— — — 5,220
26,402 32,481 33,615 23,761
864,633,542 798,563,870 1,324,981,353 303,815,207
— — 388,122 —
— — — —
727,336 890,745 1,054,374 365,357
19,360 — 4,633 —
— — — —
11,529,465 9,655,768 817,950 15,883,525
131,544 136,847 135,716 41,050
29,788 28,933 43,225 20,881
76,667 145,422 164,801 51,111
67,737 118,674 428,064 79,580
5,400 18,022 12,315 4,227
2,699 2,648 4,262 928
4,067 3,596 2,757 1,630
197 209 320 64
26,113 23,840 29,775 21,829
28,794 81,070 23,668 18,249
59,622 7,508 73,735 28,306
12,708,789 11,113,282 3,183,717 16,516,737
$ 851,924,753 $ 787,450,588 $ 1,321,797,636 $ 287,298,470
11,284,891 9,399,036 794,296 15,508,107
536,272,377 209,434,938 673,553,881 220,905,935
— — — —
$ 445,746,273 $ 144,169,004 $ 630,103,681 $ 191,144,528
406,178,480 643,281,584 691,693,955 96,153,942
$ 851,924,753 $ 787,450,588 $ 1,321,797,636 $ 287,298,470

126 - Statements of Assets and Liabilities - October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Net Assets:
Class A Shares $ 272,757,424 $ 317,180,367
Class C Shares 818,249 3,088,778
Class R Shares — 29,219,039
Class R6 Shares 270,658,516 947,552,774
Institutional Service Class Shares 9,410,562 17,944,367
Service Class Shares — —
Total $ 553,644,751 $ 1,314,985,325
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 23,860,602 34,185,701
Class C Shares 71,576 359,103
Class R Shares — 3,157,983
Class R6 Shares 23,721,644 101,313,070
Institutional Service Class Shares 824,981 1,922,466
Service Class Shares — —
Total 48,478,803 140,938,323
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11.43(a) $ 9.28(b)
Class C Shares $ 11.43(c) $ 8.60(c)
Class R Shares $ — $ 9.25
Class R6 Shares $ 11.41 $ 9.35
Institutional Service Class Shares $ 11.41 $ 9.33
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 11.69 $ 9.85
Maximum Sales Charge:
Class A Shares 2.25% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - October 31, 2021 - Statements of Assets and Liabilities - 127
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 285,112,401 $ 400,883,590 $ 145,027,764 $ 173,269,014
10,717,045 74,422,725 57,226,251 4,550,291
20,005,257 — 129,053,772 25,923,994
516,701,673 26,004,732 261,106,704 71,282,378
19,388,377 286,139,541 448,833,626 12,272,793
— — 280,549,519 —
$ 851,924,753 $ 787,450,588 $ 1,321,797,636 $ 287,298,470
14,021,597 2,880,261 6,346,428 12,824,831
591,519 615,037 2,580,841 371,072
1,003,179 — 5,679,460 1,963,778
24,848,839 184,813 11,302,487 5,103,557
932,706 2,032,989 19,490,559 879,815
— — 12,262,257 —
41,397,840 5,713,100 57,662,032 21,143,053
$ 20.33(b) $ 139.18(b) $ 22.85(b) $ 13.51(b)
$ 18.12(c) $ 121.01(c) $ 22.17(c) $ 12.26(c)
$ 19.94 $ — $ 22.72 $ 13.20
$ 20.79 $ 140.71 $ 23.10 $ 13.97
$ 20.79 $ 140.75 $ 23.03 $ 13.95
$ — $ — $ 22.88 $ —
$ 21.57 $ 147.67 $ 24.24 $ 14.33
5.75% 5.75% 5.75% 5.75%

128 - Statements of Operations - For the Year Ended October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Nationwide
International Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 14,706,124 $ —
Interest income from affiliated issuers 1,880 —
Income from securities lending (Note 2) 64 292,055
Dividend income from unaffiliated issuers — 38,105,040
Income from non-cash dividends from unaffiliated issuers — 4,038,723
Foreign tax withholding — (3,579,216)
Total Income 14,708,068 38,856,602
EXPENSES:
Investment advisory fees 1,392,340 3,335,994
Fund administration fees 282,997 429,869
Distribution fees Class A 677,779 695,400
Distribution fees Class C 9,573 32,286
Distribution fees Class R — 137,109
Distribution fees Service Class — —
Administrative servicing fees Class A 460,888 458,812
Administrative servicing fees Class C 729 6,020
Administrative servicing fees Class R — 62,019
Administrative servicing fees Institutional Service Class 28,077 37,340
Administrative servicing fees Service Class — —
Registration and filing fees 59,356 68,756
Professional fees 69,263 106,091
Printing fees 26,316 38,858
Trustee fees 22,649 40,700
Custodian fees 36,519 57,372
Accounting and transfer agent fees 88,749 41,229
Compliance program costs (Note 3) 2,435 4,917
Other 25,992 125,934
Total expenses before fees waived and expenses reimbursed 3,183,662 5,678,706
Investment advisory fees waived (Note 3) (150,511) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 3,033,151 5,678,706
NET INVESTMENT INCOME 11,674,917 33,177,896
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 45,899 —
Transactions in investment securities of unaffiliated issuers 12,210,981 39,601,174
Expiration or closing of futures contracts (Note 2) — 4,245,109
Foreign currency transactions (Note 2) — 1,671,491
T BA Sale Commitments (Note 2) 1,463 —
Net realized gains (losses) 12,258,343 45,517,774
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (44,178) —
Investment securities of unaffiliated issuers (40,135,401) 301,038,390
Futures contracts (Note 2) — 1,010,626
Translation of assets and liabilities denominated in foreign currencies (Note 2) — (110,377)
Net change in unrealized appreciation/depreciation (40,179,579) 301,938,639
Net realized/unrealized gains (losses) (27,921,236) 347,456,413
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (16,246,319) $ 380,634,309
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Year Ended October 31, 2021 - Statements of Operations - 129
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 5,319 $ 1,208 $ 8,382 $ 2,849
— — — —
22,150 157,865 8,128 154,972
11,269,025 7,266,241 18,269,916 2,860,041
— — — —
— (136,274) (1,589) (5,423)
11,296,494 7,289,040 18,284,837 3,012,439
1,662,012 1,588,954 1,547,800 542,059
293,659 266,031 402,183 155,617
680,669 956,595 345,647 421,259
111,832 730,572 541,819 47,229
96,055 — 653,082 117,020
— — 399,148 —
462,852 300,627 217,653 286,455
9,869 38,917 33,429 5,693
32,659 — 326,541 53,830
39,698 315,623 1,017,793 20,287
— — 665,243 —
69,010 67,262 83,539 66,276
55,658 51,008 73,730 47,302
31,894 149,099 59,976 13,582
25,063 22,328 35,155 8,479
28,229 27,130 40,521 8,430
27,444 96,216 58,975 20,442
3,087 2,790 4,520 1,043
77,567 19,028 78,544 52,092
3,707,257 4,632,180 6,585,298 1,867,095
(85,237) — — (57,054)
— — — (54,788)
3,622,020 4,632,180 6,585,298 1,755,253
7,674,474 2,656,860 11,699,539 1,257,186
— — — —
86,429,920 64,418,213 50,004,341 21,661,103
1,978,373 923,170 2,758,884 756,935
— — — —
— — — —
88,408,293 65,341,383 52,763,225 22,418,038
— — — —
223,799,017 174,271,717 361,392,480 81,396,193
359,510 117,591 1,358,754 54,426
— — — —
224,158,527 174,389,308 362,751,234 81,450,619
312,566,820 239,730,691 415,514,459 103,868,657
$ 320,241,294 $ 242,387,551 $ 427,213,998 $ 105,125,843

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - October 31, 2021 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 11,674,917 $ 19,013,467
Net realized gains (losses) 12,258,343 7,608,330
Net change in unrealized appreciation/depreciation (40,179,579) 20,638,412
Change in net assets resulting from operations (16,246,319) 47,260,209
Distributions to Shareholders From:
Distributable earnings:
Class A (4,259,688) (4,413,724)
Class C (8,794) (14,492)
Class R — —
Class R6 (9,353,516) (16,473,118)
Institutional Service Class (196,135) (163,483)
Change in net assets from shareholder distributions (13,818,133) (21,064,817)
Change in net assets from capital transactions (413,256,211) 106,527,909
Change in net assets (443,320,663) 132,723,301
Net Assets:
Beginning of year 996,965,414 864,242,113
End of year $ 553,644,751 $ 996,965,414
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 115,740,234 $ 98,325,224
Proceeds from shares issued from class conversion (Note 1) 31,768 —
Dividends reinvested 3,627,846 3,636,268
Cost of shares redeemed (91,814,979) (81,725,212)
Total Class A Shares 27,584,869 20,236,280
Class C Shares
Proceeds from shares issued 115,516 472,808
Dividends reinvested 8,764 14,331
Cost of shares redeemed in class conversion (Note 1) (31,768) —
Cost of shares redeemed (433,593) (381,634)
Total Class C Shares (341,081) 105,505
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 100,829,226 302,651,057
Dividends reinvested 9,353,516 16,473,118
Cost of shares redeemed (551,319,046) (234,408,641)
Total Class R6 Shares (441,136,304) 84,715,534
Institutional Service Class Shares
Proceeds from shares issued 6,551,265 4,220,289
Dividends reinvested 196,135 163,475
Cost of shares redeemed (6,111,095) (2,913,174)
Total Institutional Service Class Shares 636,305 1,470,590
Change in net assets from capital transactions $ (413,256,211) $ 106,527,909

Index Funds - October 31, 2021 - Statements of Changes in Net Assets - 131
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 33,177,896 $ 25,655,458 $ 7,674,474 $ 8,468,578
45,517,774 (46,816,820) 88,408,293 15,856,741
301,938,639 (59,245,758) 224,158,527 (28,923,329)
380,634,309 (80,407,120) 320,241,294 (4,598,010)
(5,434,641) (5,630,921) (7,685,499) (13,911,622)
(36,803) (80,027) (304,520) (761,511)
(372,262) (375,131) (502,855) (1,021,805)
(22,022,207) (36,939,280) (17,887,993) (27,883,303)
(359,473) (211,107) (494,065) (859,726)
(28,225,386) (43,236,466) (26,874,932) (44,437,967)
(146,107,989) (108,496,089) (145,468,610) (83,499,034)
206,300,934 (232,139,675) 147,897,752 (132,535,011)
1,108,684,391 1,340,824,066 704,027,001 836,562,012
$ 1,314,985,325 $ 1,108,684,391 $ 851,924,753 $ 704,027,001
$ 269,077,607 $ 31,072,348 $ 43,986,634 $ 26,055,764
11,995 946 78,646 1,336
5,274,507 5,402,483 7,150,804 12,781,786
(185,568,243) (44,504,810) (69,205,152) (79,679,484)
88,795,866 (8,029,033) (17,989,068) (40,840,598)
558,352 1,807,370 963,676 568,326
36,638 73,189 304,045 755,118
(11,995) (946) (78,646) (1,336)
(1,426,093) (1,647,473) (3,481,717) (6,153,298)
(843,098) 232,140 (2,292,642) (4,831,190)
7,501,803 15,040,341 6,065,400 5,574,494
372,080 344,390 487,125 793,748
(6,638,795) (4,791,648) (7,505,279) (10,892,603)
1,235,088 10,593,083 (952,754) (4,524,361)
123,034,215 116,791,939 41,811,450 72,381,897
22,020,937 36,939,280 17,656,437 27,618,203
(388,360,668) (264,891,943) (184,688,029) (131,193,275)
(243,305,516) (111,160,724) (125,220,142) (31,193,175)
18,036,998 2,502,444 4,084,027 2,381,916
350,164 193,343 494,065 859,726
(10,377,491) (2,827,342) (3,592,096) (5,351,352)
8,009,671 (131,555) 985,996 (2,109,710)
$ (146,107,989) $ (108,496,089) $ (145,468,610) $ (83,499,034)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - October 31, 2021 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 9,933,517 8,427,548
Issued in class conversion (Note 1) 2,767 —
Reinvested 313,806 311,937
Redeemed (7,933,476) (7,095,625)
Total Class A Shares 2,316,614 1,643,860
Class C Shares
Issued 9,841 41,024
Reinvested 757 1,229
Redeemed in class conversion (Note 1) (2,767) —
Redeemed (36,981) (32,780)
Total Class C Shares (29,150) 9,473
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 8,608,146 26,362,817
Reinvested 806,867 1,416,266
Redeemed (48,319,633) (20,634,024)
Total Class R6 Shares (38,904,620) 7,145,059
Institutional Service Class Shares
Issued 563,132 361,762
Reinvested 16,998 14,050
Redeemed (529,588) (253,123)
Total Institutional Service Class Shares 50,542 122,689
Total change in shares (36,566,614) 8,921,081
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - October 31, 2021 - Statements of Changes in Net Assets - 133
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
30,481,287 4,502,534 2,376,984 1,926,105
1,320 131 4,061 97
606,612 690,023 424,497 845,825
(20,419,485) (6,085,269) (3,762,742) (5,747,138)
10,669,734 (892,581) (957,200) (2,975,111)
67,561 304,762 55,959 46,843
4,668 9,990 20,530 55,317
(1,424) (141) (4,556) (108)
(176,673) (244,471) (210,433) (486,603)
(105,868) 70,140 (138,500) (384,551)
847,358 2,286,250 326,330 410,743
43,257 44,457 29,651 53,282
(751,599) (658,622) (411,102) (795,931)
139,016 1,672,085 (55,121) (331,906)
14,055,075 16,145,497 2,234,487 6,096,382
2,499,508 4,706,208 1,015,416 1,802,976
(42,902,575) (36,021,142) (9,836,256) (9,384,514)
(26,347,992) (15,169,437) (6,586,353) (1,485,156)
2,069,109 340,131 212,016 167,185
39,918 24,624 28,490 55,964
(1,123,900) (382,068) (189,635) (384,212)
985,127 (17,313) 50,871 (161,063)
(14,659,983) (14,337,106) (7,686,303) (5,337,787)

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - October 31, 2021 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 2,656,860 $ 4,494,352
Net realized gains (losses) 65,341,383 33,869,221
Net change in unrealized appreciation/depreciation 174,389,308 48,300,985
Change in net assets resulting from operations 242,387,551 86,664,558
Distributions to Shareholders From:
Distributable earnings:
Class A (16,882,855) (6,707,109)
Class C (3,525,067) (1,168,389)
Class R — —
Class R6 (1,308,925) (467,767)
Institutional Service Class (12,343,134) (5,351,866)
Service Class — —
Change in net assets from shareholder distributions (34,059,981) (13,695,131)
Change in net assets from capital transactions (57,497,087) (114,153,743)
Change in net assets 150,830,483 (41,184,316)
Net Assets:
Beginning of year 636,620,105 677,804,421
End of year $ 787,450,588 $ 636,620,105
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 28,418,223 $ 34,064,059
Proceeds from shares issued from class conversion (Note 1) 749,740 214,586
Dividends reinvested 16,308,504 6,490,899
Cost of shares redeemed (75,771,069) (92,425,720)
Total Class A Shares (30,294,602) (51,656,176)
Class C Shares
Proceeds from shares issued 4,872,970 6,842,820
Dividends reinvested 3,466,552 1,121,314
Cost of shares redeemed in class conversion (Note 1) (749,740) (214,586)
Cost of shares redeemed (14,995,009) (16,359,711)
Total Class C Shares (7,405,227) (8,610,163)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 3,075,234 11,530,798
Dividends reinvested 1,297,793 463,395
Cost of shares redeemed (9,483,919) (9,378,637)
Total Class R6 Shares (5,110,892) 2,615,556
Institutional Service Class Shares
Proceeds from shares issued 51,655,398 60,184,508
Dividends reinvested 11,766,008 5,115,387
Cost of shares redeemed (78,107,772) (121,802,855)
Total Institutional Service Class Shares (14,686,366) (56,502,960)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (57,497,087) $ (114,153,743)

Index Funds - October 31, 2021 - Statements of Changes in Net Assets - 135
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 11,699,539 $ 14,798,519 $ 1,257,186 $ 1,827,875
52,763,225 1,312,390 22,418,038 (4,124,144)
362,751,234 81,372,737 81,450,619 2,030,154
427,213,998 97,483,646 105,125,843 (266,115)
(1,175,154) (7,901,889) (626,991) (10,726,567)
(205,683) (2,908,540) (10,766) (401,260)
(802,948) (5,540,959) (64,559) (1,082,667)
(3,025,041) (11,118,403) (499,745) (5,035,812)
(4,001,143) (23,351,492) (46,458) (393,156)
(2,284,989) (14,994,050) — —
(11,494,958) (65,815,333) (1,248,519) (17,639,462)
(174,745,113) (21,042,266) (34,097,165) (13,695,445)
240,973,927 10,626,047 69,780,159 (31,601,022)
1,080,823,709 1,070,197,662 217,518,311 249,119,333
$ 1,321,797,636 $ 1,080,823,709 $ 287,298,470 $ 217,518,311
$ 17,581,514 $ 31,295,802 $ 37,588,863 $ 18,817,256
114,760 — 68,383 —
1,077,503 7,451,817 598,471 10,264,384
(45,414,005) (49,147,590) (52,818,913) (43,204,053)
(26,640,228) (10,399,971) (14,563,196) (14,122,413)
3,876,114 7,262,130 281,575 105,174
202,141 2,798,042 10,736 393,284
(114,760) — (68,383) —
(10,827,682) (16,754,643) (1,071,677) (1,784,539)
(6,864,187) (6,694,471) (847,749) (1,286,081)
36,486,670 43,175,419 8,458,881 5,284,915
802,429 5,481,693 64,034 1,020,122
(70,333,312) (28,100,603) (5,595,431) (4,589,356)
(33,044,213) 20,556,509 2,927,484 1,715,681
99,960,702 73,937,019 19,014,150 12,612,827
2,931,613 10,835,170 499,481 5,035,812
(125,819,711) (54,648,140) (43,691,442) (18,738,876)
(22,927,396) 30,124,049 (24,177,811) (1,090,237)
56,210,094 56,555,241 7,180,852 2,920,101
3,993,417 23,309,840 46,458 393,156
(107,130,354) (103,753,214) (4,663,203) (2,225,652)
(46,926,843) (23,888,133) 2,564,107 1,087,605
18,464,217 20,631,965 — —
2,284,989 14,994,050 — —
(59,091,452) (66,366,264) — —
(38,342,246) (30,740,249) — —
$ (174,745,113) $ (21,042,266) $ (34,097,165) $ (13,695,445)

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - October 31, 2021 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 221,383 351,934
Issued in class conversion (Note 1) 5,963 2,266
Reinvested 140,945 66,598
Redeemed (603,004) (953,677)
Total Class A Shares (234,713) (532,879)
Class C Shares
Issued 43,997 81,388
Reinvested 34,493 13,019
Redeemed in class conversion (Note 1) (6,833) (2,569)
Redeemed (136,353) (191,493)
Total Class C Shares (64,696) (99,655)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 23,814 115,569
Reinvested 11,051 4,736
Redeemed (76,023) (97,500)
Total Class R6 Shares (41,158) 22,805
Institutional Service Class Shares
Issued 403,947 628,719
Reinvested 100,180 52,149
Redeemed (612,543) (1,252,247)
Total Institutional Service Class Shares (108,416) (571,379)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (448,983) (1,181,108)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - October 31, 2021 - Statements of Changes in Net Assets - 137
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
877,946 2,051,129 2,924,340 2,195,608
5,380 — 5,205 —
54,841 473,185 51,409 1,058,755
(2,293,521) (3,145,520) (4,220,969) (4,890,348)
(1,355,354) (621,206) (1,240,015) (1,635,985)
201,586 496,952 25,691 12,532
11,057 182,047 1,017 44,189
(5,541) — (5,727) —
(555,787) (1,120,973) (95,703) (226,099)
(348,685) (441,974) (74,722) (169,378)
1,845,665 2,875,853 677,065 617,788
41,992 349,177 5,654 107,194
(3,442,461) (1,854,814) (453,009) (520,542)
(1,554,804) 1,370,216 229,710 204,440
5,112,831 4,641,395 1,470,556 1,480,945
146,291 682,422 40,096 506,427
(6,386,262) (3,450,558) (3,337,270) (2,013,748)
(1,127,140) 1,873,259 (1,826,618) (26,376)
2,758,349 3,674,388 567,434 316,857
200,351 1,470,228 3,787 39,427
(5,455,233) (6,591,721) (364,887) (248,334)
(2,496,533) (1,447,105) 206,334 107,950
916,187 1,346,080 — —
116,030 951,120 — —
(2,938,442) (4,215,974) — —
(1,906,225) (1,918,774) — —
(8,788,741) (1,185,584) (2,705,311) (1,519,349)

138 - Financial Highlights - October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Bond Index Fund
Class A Shares
Year Ended October 31, 2021 $ 11.74 0.15 (0.28) (0.13) (0.18) —   (0.18) $ 11.43 (1.10)% $ 272,757,424 0.67% 1.29% 0.69% 151.19%
Year Ended October 31, 2020 $ 11.37 0.20 0.39 0.59 (0.22) —   (0.22) $ 11.74 5.23% $ 252,915,889 0.65% 1.68% 0.67% 144.76%
Year Ended October 31, 2019 $ 10.51 0.25 0.87 1.12 (0.26) —   (0.26) $ 11.37 10.75% $ 226,260,387 0.66% 2.24% 0.67% 98.29%
Year Ended October 31, 2018 $ 11.04 0.22 (0.51) (0.29) (0.24) —   (0.24) $ 10.51 (2.68)% $ 188,895,228 0.67% 2.08% 0.67% 163.27%
Year Ended October 31, 2017 $ 11.25 0.20 (0.19) 0.01 (0.21) (0.01) (0.22) $ 11.04 0.17% $ 213,022,268 0.67% 1.77% 0.67% 213.42%
Class C Shares
Year Ended October 31, 2021 $ 11.74 0.07 (0.27) (0.20) (0.11) —   (0.11) $ 11.43 (1.74)% $ 818,249 1.33% 0.63% 1.35% 151.19%
Year Ended October 31, 2020 $ 11.37 0.12 0.39 0.51 (0.14) —   (0.14) $ 11.74 4.52% $ 1,182,531 1.33% 0.99% 1.35% 144.76%
Year Ended October 31, 2019 $ 10.50 0.17 0.88 1.05 (0.18) —   (0.18) $ 11.37 10.11% $ 1,037,563 1.34% 1.55% 1.36% 98.29%
Year Ended October 31, 2018 $ 11.04 0.15 (0.53) (0.38) (0.16) —   (0.16) $ 10.50 (3.43)% $ 1,149,194 1.35% 1.38% 1.35% 163.27%
Year Ended October 31, 2017 $ 11.25 0.12 (0.18) (0.06) (0.14) (0.01) (0.15) $ 11.04 (0.51)% $ 1,938,975 1.35% 1.09% 1.35% 213.42%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 11.72 0.20 (0.28) (0.08) (0.23) —   (0.23) $ 11.41 (0.68)% $ 270,658,516 0.24% 1.71% 0.26% 151.19%
Year Ended October 31, 2020 $ 11.35 0.25 0.39 0.64 (0.27) —   (0.27) $ 11.72 5.69% $ 733,795,430 0.23% 2.11% 0.25% 144.76%
Year Ended October 31, 2019 $ 10.48 0.29 0.88 1.17 (0.30) —   (0.30) $ 11.35 11.34% $ 629,549,890 0.24% 2.66% 0.26% 98.29%
Year Ended October 31, 2018 $ 11.02 0.27 (0.53) (0.26) (0.28) —   (0.28) $ 10.48 (2.38)% $ 580,461,810 0.26% 2.48% 0.26% 163.27%
Year Ended October 31, 2017 $ 11.23 0.24 (0.18) 0.06 (0.26) (0.01) (0.27) $ 11.02 0.58% $ 820,367,755 0.26% 2.19% 0.26% 213.42%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 11.71 0.17 (0.27) (0.10) (0.20) —   (0.20) $ 11.41 (0.85)% $ 9,410,562 0.50% 1.46% 0.52% 151.19%
Year Ended October 31, 2020 $ 11.35 0.22 0.38 0.60 (0.24) —   (0.24) $ 11.71 5.33% $ 9,071,564 0.48% 1.85% 0.50% 144.76%
Year Ended October 31, 2019 $ 10.48 0.26 0.89 1.15 (0.28) —   (0.28) $ 11.35 11.06% $ 7,394,273 0.49% 2.40% 0.51% 98.29%
Year Ended October 31, 2018 $ 11.02 0.25 (0.53) (0.28) (0.26) —   (0.26) $ 10.48 (2.59)% $ 3,157,381 0.50% 2.31% 0.50% 163.27%
Period Ended October 31,
2017(h) $ 10.92 0.23 0.10 0.33 (0.22) (0.01) (0.23) $ 11.02 3.07% $ 171,472 0.45% 2.27% 0.45% 213.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

Index Funds - October 31, 2021 - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide International
Index Fund
Class A Shares
Year Ended October 31, 2021 $ 7.09 0.20 2.14 2.34 (0.15) — (0.15) $ 9.28 33.21% $ 317,180,367 0.73% 2.24% 0.73% 25.24%
Year Ended October 31, 2020 $ 7.85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) $ 7.09 (6.93)% $ 166,664,196 0.75% 1.75% 0.75% 6.80%
Year Ended October 31, 2019 $ 7.57 0.20 0.54 0.74 (0.29) (0.17) (0.46) $ 7.85 10.47% $ 191,579,164 0.74% 2.65% 0.74% 3.75%
Year Ended October 31, 2018 $ 8.72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) $ 7.57 (7.62)% $ 198,583,745 0.71% 2.39% 0.71% 9.38%
Year Ended October 31, 2017 $ 7.25 0.18 1.48 1.66 (0.17) (0.02) (0.19) $ 8.72 23.17% $ 190,918,580 0.71% 2.29% 0.71% 6.07%
Class C Shares
Year Ended October 31, 2021 $ 6.58 0.11 2.00 2.11 (0.09) — (0.09) $ 8.60 32.20% $ 3,088,778 1.50% 1.31% 1.50% 25.24%
Year Ended October 31, 2020 $ 7.32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) $ 6.58 (7.67)% $ 3,059,194 1.43% 1.09% 1.43% 6.80%
Year Ended October 31, 2019 $ 7.08 0.14 0.50 0.64 (0.23) (0.17) (0.40) $ 7.32 9.75% $ 2,888,515 1.42% 1.97% 1.42% 3.75%
Year Ended October 31, 2018 $ 8.21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) $ 7.08 (8.18)% $ 3,880,028 1.38% 1.70% 1.38% 9.38%
Year Ended October 31, 2017 $ 6.84 0.11 1.40 1.51 (0.12) (0.02) (0.14) $ 8.21 22.36% $ 6,139,114 1.39% 1.53% 1.39% 6.07%
Class R Shares
Year Ended October 31, 2021 $ 7.06 0.16 2.15 2.31 (0.12) — (0.12) $ 9.25 32.88% $ 29,219,039 1.04% 1.80% 1.04% 25.24%
Year Ended October 31, 2020 $ 7.84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) $ 7.06 (7.37)% $ 21,325,043 1.05% 1.51% 1.05% 6.80%
Year Ended October 31, 2019 $ 7.55 0.18 0.54 0.72 (0.26) (0.17) (0.43) $ 7.84 10.29% $ 10,553,339 1.04% 2.34% 1.04% 3.75%
Year Ended October 31, 2018 $ 8.71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) $ 7.55 (7.88)% $ 7,413,682 1.02% 2.11% 1.02% 9.38%
Year Ended October 31, 2017 $ 7.25 0.14 1.49 1.63 (0.15) (0.02) (0.17) $ 8.71 22.78% $ 5,734,302 0.99% 1.72% 0.99% 6.07%
Class R6 Shares(f)
Year Ended October 31, 2021 $ 7.14 0.22 2.17 2.39 (0.18) — (0.18) $ 9.35 33.69% $ 947,552,774 0.31% 2.51% 0.31% 25.24%
Year Ended October 31, 2020 $ 7.90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) $ 7.14 (6.51)% $ 910,955,529 0.33% 2.18% 0.33% 6.80%
Year Ended October 31, 2019 $ 7.62 0.23 0.55 0.78 (0.33) (0.17) (0.50) $ 7.90 11.02% $ 1,128,270,647 0.32% 3.02% 0.32% 3.75%
Year Ended October 31, 2018 $ 8.76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) $ 7.62 (7.22)% $ 1,234,310,025 0.31% 2.74% 0.31% 9.38%
Year Ended October 31, 2017 $ 7.29 0.21 1.48 1.69 (0.20) (0.02) (0.22) $ 8.76 23.51% $ 1,345,318,673 0.31% 2.64% 0.31% 6.07%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 7.13 0.22 2.15 2.37 (0.17) — (0.17) $ 9.33 33.38% $ 17,944,367 0.53% 2.43% 0.53% 25.24%
Year Ended October 31, 2020 $ 7.89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) $ 7.13 (6.68)% $ 6,680,429 0.49% 2.04% 0.49% 6.80%
Year Ended October 31, 2019 $ 7.61 0.22 0.54 0.76 (0.31) (0.17) (0.48) $ 7.89 10.78% $ 7,532,401 0.49% 2.96% 0.49% 3.75%
Year Ended October 31, 2018 $ 8.76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) $ 7.61 (7.40)% $ 6,111,411 0.47% 2.61% 0.47% 9.38%
Period Ended October 31,
2017(g) $ 7.26 0.14 1.58 1.72 (0.20) (0.02) (0.22) $ 8.76 23.97% $ 1,274,712 0.40% 1.80% 0.40% 6.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

140 - Financial Highlights - October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Mid Cap Market
Index Fund
Class A Shares
Year Ended October 31, 2021 $ 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) $ 20.33 47.93% $ 285,112,401 0.68% 0.64% 0.69% 15.98%
Year Ended October 31, 2020 $ 15.21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) $ 14.17 (1.91)% $ 212,218,847 0.67% 0.88% 0.68% 18.95%
Year Ended October 31, 2019 $ 17.09 0.15 0.81 0.96 (0.21) (2.63) (2.84) $ 15.21 8.25% $ 273,120,931 0.67% 1.00% 0.68% 16.22%(g)
Year Ended October 31, 2018 $ 19.31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) $ 17.09 0.38% $ 289,155,394 0.67% 0.95% 0.68% 21.84%
Year Ended October 31, 2017 $ 17.24 0.17 3.55 3.72 (0.15) (1.50) (1.65) $ 19.31 22.61% $ 350,705,458 0.68% 0.91% 0.69% 17.86%
Class C Shares
Year Ended October 31, 2021 $ 12.69 — 5.88 5.88 (0.04) (0.41) (0.45) $ 18.12 47.06% $ 10,717,045 1.34% (0.02)% 1.35% 15.98%
Year Ended October 31, 2020 $ 13.73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) $ 12.69 (2.65)% $ 9,266,569 1.36% 0.21% 1.37% 18.95%
Year Ended October 31, 2019 $ 15.74 0.04 0.72 0.76 (0.14) (2.63) (2.77) $ 13.73 7.55% $ 15,300,757 1.36% 0.33% 1.37% 16.22%(g)
Year Ended October 31, 2018 $ 17.99 0.04 0.01 0.05 (0.11) (2.19) (2.30) $ 15.74 (0.28)% $ 19,195,288 1.35% 0.26% 1.36% 21.84%
Year Ended October 31, 2017 $ 16.21 — 3.38 3.38 (0.10) (1.50) (1.60) $ 17.99 21.79% $ 21,434,484 1.36% 0.22% 1.37% 17.86%
Class R Shares
Year Ended October 31, 2021 $ 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) $ 19.94 47.59% $ 20,005,257 0.93% 0.40% 0.94% 15.98%
Year Ended October 31, 2020 $ 14.95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) $ 13.91 (2.23)% $ 14,720,475 0.99% 0.58% 1.00% 18.95%
Year Ended October 31, 2019 $ 16.85 0.10 0.80 0.90 (0.17) (2.63) (2.80) $ 14.95 7.96% $ 20,785,845 0.99% 0.69% 1.00% 16.22%(g)
Year Ended October 31, 2018 $ 19.09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) $ 16.85 0.03% $ 24,648,569 0.97% 0.64% 0.98% 21.84%
Year Ended October 31, 2017 $ 17.07 0.11 3.53 3.64 (0.12) (1.50) (1.62) $ 19.09 22.31% $ 25,705,173 0.96% 0.62% 0.97% 17.86%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) $ 20.79 48.53% $ 516,701,673 0.26% 1.07% 0.27% 15.98%
Year Ended October 31, 2020 $ 15.53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) $ 14.48 (1.52)% $ 455,057,955 0.27% 1.28% 0.28% 18.95%
Year Ended October 31, 2019 $ 17.38 0.22 0.83 1.05 (0.27) (2.63) (2.90) $ 15.53 8.74% $ 511,164,558 0.27% 1.41% 0.28% 16.22%(g)
Year Ended October 31, 2018 $ 19.60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) $ 17.38 0.78% $ 885,016,786 0.26% 1.36% 0.27% 21.84%
Year Ended October 31, 2017 $ 17.47 0.25 3.61 3.86 (0.23) (1.50) (1.73) $ 19.60 23.15% $ 857,985,640 0.26% 1.34% 0.27% 17.86%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) $ 20.79 48.32% $ 19,388,377 0.48% 0.83% 0.49% 15.98%
Year Ended October 31, 2020 $ 15.52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) $ 14.47 (1.68)% $ 12,763,155 0.42% 1.14% 0.43% 18.95%
Year Ended October 31, 2019 $ 17.37 0.18 0.83 1.01 (0.23) (2.63) (2.86) $ 15.52 8.48% $ 16,189,921 0.48% 1.19% 0.49% 16.22%(g)
Year Ended October 31, 2018 $ 19.59 0.20 — 0.20 (0.23) (2.19) (2.42) $ 17.37 0.58% $ 22,233,251 0.48% 1.10% 0.49% 21.84%
Period Ended October 31,
2017( i ) $ 19.23 0.22 1.86 2.08 (0.22) (1.50) (1.72) $ 19.59 11.76% $ 2,080,691 0.41% 1.31% 0.43% 17.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
( i ) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

Index Funds - October 31, 2021 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide NYSE Arca Tech
100 Index Fund
Class A Shares
Year Ended October 31, 2021 $ 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) $ 139.18 39.93% $ 400,883,590 0.63% 0.33% 0.63% 5.39%
Year Ended October 31, 2020 $ 93.06 0.65 12.46 13.11 (0.59) (1.31) (1.90) $ 104.27 14.23% $ 324,797,641 0.70% 0.66% 0.70% 4.82%
Year Ended October 31, 2019 $ 81.72 0.71 13.02 13.73 (0.65) (1.74) (2.39) $ 93.06 17.34% $ 339,453,197 0.71% 0.82% 0.71% 19.57%
Year Ended October 31, 2018 $ 78.46 0.48 5.83 6.31 (0.40) (2.65) (3.05) $ 81.72 8.22% $ 304,904,760 0.74% 0.57% 0.74% 17.24%
Year Ended October 31, 2017 $ 58.73 0.42 19.83 20.25 (0.52) — (0.52) $ 78.46 34.68% $ 297,898,226 0.79% 0.62% 0.79% 24.29%
Class C Shares
Year Ended October 31, 2021 $ 91.70 (0.43) 35.05 34.62 (0.10) (5.21) (5.31) $ 121.01 38.93% $ 74,422,725 1.36% (0.39)% 1.36% 5.39%
Year Ended October 31, 2020 $ 82.29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) $ 91.70 13.42% $ 62,330,938 1.42% (0.07)% 1.42% 4.82%
Year Ended October 31, 2019 $ 72.68 0.05 11.52 11.57 (0.22) (1.74) (1.96) $ 82.29 16.46% $ 64,137,115 1.46% 0.07% 1.46% 19.57%
Year Ended October 31, 2018 $ 70.31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) $ 72.68 7.44% $ 59,925,093 1.46% (0.16)% 1.46% 17.24%
Year Ended October 31, 2017 $ 52.82 (0.07) 17.80 17.73 (0.24) — (0.24) $ 70.31 33.70% $ 45,734,066 1.52% (0.12)% 1.52% 24.29%
Class R6 Shares(f)
Year Ended October 31, 2021 $ 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) $ 140.71 40.39% $ 26,004,732 0.30% 0.67% 0.30% 5.39%
Year Ended October 31, 2020 $ 94.03 0.99 12.59 13.58 (0.94) (1.31) (2.25) $ 105.36 14.63% $ 23,808,156 0.35% 0.99% 0.35% 4.82%
Year Ended October 31, 2019 $ 82.54 1.01 13.16 14.17 (0.94) (1.74) (2.68) $ 94.03 17.74% $ 19,102,850 0.37% 1.15% 0.37% 19.57%
Year Ended October 31, 2018 $ 79.18 0.77 5.88 6.65 (0.64) (2.65) (3.29) $ 82.54 8.59% $ 15,335,774 0.39% 0.90% 0.39% 17.24%
Year Ended October 31, 2017 $ 59.25 0.65 20.03 20.68 (0.75) — (0.75) $ 79.18 35.17% $ 7,870,252 0.43% 0.93% 0.43% 24.29%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) $ 140.75 40.23% $ 286,139,541 0.42% 0.55% 0.42% 5.39%
Year Ended October 31, 2020 $ 94.04 0.88 12.59 13.47 (0.81) (1.31) (2.12) $ 105.39 14.49% $ 225,683,370 0.48% 0.88% 0.48% 4.82%
Year Ended October 31, 2019 $ 82.56 0.90 13.17 14.07 (0.85) (1.74) (2.59) $ 94.04 17.60% $ 255,111,259 0.49% 1.02% 0.49% 19.57%
Year Ended October 31, 2018 $ 79.20 0.67 5.89 6.56 (0.55) (2.65) (3.20) $ 82.56 8.47% $ 188,240,818 0.50% 0.79% 0.50% 17.24%
Year Ended October 31, 2017 $ 59.26 0.57 20.03 20.60 (0.66) — (0.66) $ 79.20 35.01% $ 114,920,438 0.56% 0.82% 0.56% 24.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

142 - Financial Highlights - October 31, 2021 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide S&P 500 Index
Fund
Class A Shares
Year Ended October 31, 2021 $ 16.22 0.18 6.62 6.80 (0.17) — (0.17) $ 22.85 42.09%(f) $ 145,027,764 0.60% 0.88% 0.60% 5.58%
Year Ended October 31, 2020 $ 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) $ 16.22 9.08%(f) $ 124,884,611 0.64% 1.27% 0.64% 2.79%
Year Ended October 31, 2019 $ 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) $ 15.78 13.64% $ 131,342,529 0.64% 1.75% 0.64% 4.25%(g)
Year Ended October 31, 2018 $ 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) $ 16.28 6.67% $ 132,086,189 0.59% 1.33% 0.59% 9.63%
Year Ended October 31, 2017 $ 14.22 0.22 2.88 3.10 (0.22) (0.81) (1.03) $ 16.29 22.90% $ 122,699,246 0.59% 1.45% 0.59% 12.07%
Class C Shares
Year Ended October 31, 2021 $ 15.76 0.04 6.44 6.48 (0.07) — (0.07) $ 22.17 41.23% $ 57,226,251 1.25% 0.22% 1.25% 5.58%
Year Ended October 31, 2020 $ 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) $ 15.76 8.36% $ 46,181,204 1.27% 0.65% 1.27% 2.79%
Year Ended October 31, 2019 $ 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) $ 15.36 12.85% $ 51,802,776 1.27% 1.14% 1.27% 4.25%(g)
Year Ended October 31, 2018 $ 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) $ 15.92 6.04% $ 46,120,304 1.24% 0.68% 1.24% 9.63%
Year Ended October 31, 2017 $ 13.95 0.12 2.83 2.95 (0.14) (0.81) (0.95) $ 15.95 22.11% $ 39,459,765 1.24% 0.80% 1.24% 12.07%
Class R Shares
Year Ended October 31, 2021 $ 16.14 0.11 6.59 6.70 (0.12) — (0.12) $ 22.72 41.62% $ 129,053,772 0.94% 0.55% 0.94% 5.58%
Year Ended October 31, 2020 $ 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) $ 16.14 8.72% $ 116,747,834 0.94% 0.94% 0.94% 2.79%
Year Ended October 31, 2019 $ 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) $ 15.71 13.40% $ 92,127,960 0.84% 1.59% 0.84% 4.25%(g)
Year Ended October 31, 2018 $ 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) $ 16.23 6.53% $ 71,548,247 0.76% 1.16% 0.76% 9.63%
Year Ended October 31, 2017 $ 14.20 0.16 2.90 3.06 (0.21) (0.81) (1.02) $ 16.24 22.58% $ 53,224,497 0.88% 1.07% 0.88% 12.07%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 16.39 0.26 6.70 6.96 (0.25) — (0.25) $ 23.10 42.72% $ 261,106,704 0.19% 1.28% 0.19% 5.58%
Year Ended October 31, 2020 $ 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) $ 16.39 9.53% $ 203,736,308 0.20% 1.70% 0.20% 2.79%
Year Ended October 31, 2019 $ 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) $ 15.94 14.09% $ 168,299,693 0.19% 2.29% 0.19% 4.25%(g)
Year Ended October 31, 2018 $ 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) $ 16.43 7.19% $ 2,047,162,422 0.17% 1.76% 0.17% 9.63%
Year Ended October 31, 2017 $ 14.33 0.28 2.91 3.19 (0.29) (0.81) (1.10) $ 16.42 23.36% $ 2,034,151,407 0.17% 1.85% 0.17% 12.07%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 16.34 0.21 6.68 6.89 (0.20) — (0.20) $ 23.03 42.37% $ 448,833,626 0.44% 1.03% 0.44% 5.58%
Year Ended October 31, 2020 $ 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) $ 16.34 9.28% $ 359,249,180 0.45% 1.46% 0.45% 2.79%
Year Ended October 31, 2019 $ 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) $ 15.89 13.84% $ 372,474,093 0.45% 1.96% 0.45% 4.25%(g)
Year Ended October 31, 2018 $ 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) $ 16.38 6.88% $ 329,181,300 0.42% 1.51% 0.42% 9.63%
Year Ended October 31, 2017 $ 14.29 0.25 2.90 3.15 (0.25) (0.81) (1.06) $ 16.38 23.12% $ 327,009,809 0.42% 1.62% 0.42% 12.07%
Service Class Shares
Year Ended October 31, 2021 $ 16.23 0.18 6.64 6.82 (0.17) — (0.17) $ 22.88 42.20%(f) $ 280,549,519 0.59% 0.88% 0.59% 5.58%
Year Ended October 31, 2020 $ 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) $ 16.23 9.04%(f) $ 230,024,572 0.60% 1.31% 0.60% 2.79%
Year Ended October 31, 2019 $ 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) $ 15.80 13.68% $ 254,150,611 0.60% 1.79% 0.60% 4.25%(g)
Year Ended October 31, 2018 $ 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) $ 16.30 6.75% $ 271,668,426 0.57% 1.37% 0.57% 9.63%
Year Ended October 31, 2017 $ 14.23 0.22 2.89 3.11 (0.23) (0.81) (1.04) $ 16.30 22.89% $ 309,107,177 0.57% 1.47% 0.57% 12.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Index Funds - October 31, 2021 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Small Cap Index
Fund
Class A Shares
Year Ended October 31, 2021 $ 9.06 0.04 4.46 4.50 (0.05) —   (0.05) $ 13.51 49.71% $ 173,269,014 0.70% 0.35% 0.74% 19.96%
Year Ended October 31, 2020 $ 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) $ 9.06 (0.36)% $ 127,383,741 0.70% 0.72% 0.74% 15.29%
Year Ended October 31, 2019 $ 13.58 0.08 (0.03)(g) 0.05 (0.11) (3.76) (3.87) $ 9.76 4.35% $ 153,309,530 0.70% 0.82% 0.75% 17.17%(h)
Year Ended October 31, 2018 $ 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) $ 13.58 1.30% $ 217,456,536 0.70% 0.72% 0.72% 26.86%
Year Ended October 31, 2017 $ 13.30 0.11 3.39 3.50 (0.13) (0.88) (1.01) $ 15.79 27.12% $ 157,040,938 0.66% 0.75% 0.69% 14.65%
Class C Shares
Year Ended October 31, 2021 $ 8.27 (0.04) 4.06 4.02 (0.03) —   (0.03) $ 12.26 48.61% $ 4,550,291 1.40% (0.34)% 1.44% 19.96%
Year Ended October 31, 2020 $ 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) $ 8.27 (1.05)% $ 3,684,615 1.40% 0.04% 1.44% 15.29%
Year Ended October 31, 2019 $ 12.86 0.01 (0.06)(g) (0.05) (0.06) (3.76) (3.82) $ 8.99 3.60% $ 5,532,118 1.37% 0.15% 1.42% 17.17%(h)
Year Ended October 31, 2018 $ 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) $ 12.86 0.68% $ 7,241,746 1.38% 0.06% 1.41% 26.86%
Year Ended October 31, 2017 $ 12.80 0.01 3.25 3.26 (0.08) (0.88) (0.96) $ 15.10 26.23% $ 9,693,505 1.36% 0.04% 1.39% 14.65%
Class R Shares
Year Ended October 31, 2021 $ 8.87 — 4.37 4.37 (0.04) —   (0.04) $ 13.20 49.30% $ 25,923,994 1.01% 0.04% 1.05% 19.96%
Year Ended October 31, 2020 $ 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) $ 8.87 (0.79)% $ 15,382,405 1.01% 0.40% 1.05% 15.29%
Year Ended October 31, 2019 $ 13.42 0.05 (0.03)(g) 0.02 (0.09) (3.76) (3.85) $ 9.59 4.11% $ 14,663,822 1.01% 0.50% 1.05% 17.17%(h)
Year Ended October 31, 2018 $ 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) $ 13.42 0.99% $ 11,586,526 1.00% 0.42% 1.03% 26.86%
Year Ended October 31, 2017 $ 13.19 0.08 3.37 3.45 (0.12) (0.88) (1.00) $ 15.64 26.93% $ 7,458,631 0.86% 0.52% 0.89% 14.65%
Class R6 Shares(i)
Year Ended October 31, 2021 $ 9.35 0.10 4.60 4.70 (0.08) —   (0.08) $ 13.97 50.39% $ 71,282,378 0.28% 0.78% 0.32% 19.96%
Year Ended October 31, 2020 $ 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) $ 9.35 0.04% $ 64,779,131 0.28% 1.14% 0.32% 15.29%
Year Ended October 31, 2019 $ 13.87 0.13 (0.04)(g) 0.09 (0.15) (3.76) (3.91) $ 10.05 4.76% $ 69,934,671 0.28% 1.26% 0.33% 17.17%(h)
Year Ended October 31, 2018 $ 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) $ 13.87 1.79% $ 188,960,819 0.28% 1.19% 0.30% 26.86%
Year Ended October 31, 2017 $ 13.51 0.18 3.44 3.62 (0.19) (0.88) (1.07) $ 16.06 27.63% $ 409,907,127 0.26% 1.18% 0.29% 14.65%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9.34 0.08 4.59 4.67 (0.06) —   (0.06) $ 13.95 50.09% $ 12,272,793 0.47% 0.58% 0.51% 19.96%
Year Ended October 31, 2020 $ 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) $ 9.34 (0.22)% $ 6,288,419 0.53% 0.88% 0.57% 15.29%
Year Ended October 31, 2019 $ 13.85 0.10 (0.03)(g) 0.07 (0.12) (3.76) (3.88) $ 10.04 4.53% $ 5,679,192 0.53% 0.99% 0.58% 17.17%(h)
Year Ended October 31, 2018 $ 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) $ 13.85 1.49% $ 7,033,681 0.50% 0.86% 0.53% 26.86%
Period Ended October 31,
2017(j) $ 15.36 0.14 1.61 1.75 (0.17) (0.88) (1.05) $ 16.06 12.15% $ 314,150 0.45% 1.00% 0.49% 14.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(h) Portfolio turnover excludes securities received or delivered in-kind.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

144 - Notes to Financial Statements - October 31, 2021 - Index Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class and Service
Class shares. Effective October 5, 2021, Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Prior to October 5, 2021, Class
C shares converted to Class A shares ten years after their
purchase. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each

Index Funds - October 31, 2021 - Notes to Financial Statements - 145
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

146 - Notes to Financial Statements - October 31, 2021 - Index Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,516,043 $ – $ 2,516,043
Commercial Mortgage-Backed Securities – 11,744,406 – 11,744,406
Corporate Bonds – 145,614,318 – 145,614,318
Foreign Government Securities – 10,178,523 – 10,178,523
Mortgage-Backed Securities – 150,832,547 – 150,832,547
Municipal Bonds – 3,937,721 – 3,937,721
Supranational – 7,562,406 – 7,562,406
U.S. Government Agency Securities – 8,482,397 – 8,482,397
U.S. Treasury Obligations – 207,692,310 – 207,692,310
Total $ – $ 548,560,671 $ – $ 548,560,671
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 14,601,888 $ – $ 14,601,888
Air Freight & Logistics – 9,509,346 – 9,509,346
Airlines – 1,462,859 – 1,462,859
Auto Components – 11,089,600 – 11,089,600
Automobiles – 42,573,028 – 42,573,028
Banks – 114,455,305 – 114,455,305
Beverages 814,969 25,844,993 – 26,659,962
Biotechnology – 11,788,802 – 11,788,802
Building Products – 16,497,688 – 16,497,688
Capital Markets 221,680 37,084,455 – 37,306,135
Chemicals – 45,836,929 – 45,836,929
Commercial Services & Supplies – 4,261,845 – 4,261,845
Communications Equipment – 4,755,233 – 4,755,233
Construction & Engineering – 9,464,351 – 9,464,351
Construction Materials – 6,971,497 – 6,971,497
Consumer Finance – 84,642 – 84,642
Containers & Packaging – 976,663 – 976,663
Diversified Financial Services 399,270 10,147,894 – 10,547,164
Diversified Telecommunication Services – 22,815,147 – 22,815,147
Electric Utilities – 24,574,644 – 24,574,644
Electrical Equipment – 25,050,568 – 25,050,568
Electronic Equipment, Instruments &
Components – 22,814,566 – 22,814,566
Energy Equipment & Services – 423,314 – 423,314
Entertainment 3,352,524 7,123,444 – 10,475,968
Equity Real Estate Investment Trusts
(REITs) – 17,736,798 – 17,736,798
Food & Staples Retailing – 18,282,351 – 18,282,351
Food Products – 43,691,142 – 43,691,142
Gas Utilities – 4,590,080 – 4,590,080
Health Care Equipment & Supplies – 29,762,207 – 29,762,207
Health Care Providers & Services – 5,670,305 – 5,670,305
Health Care Technology – 1,971,022 – 1,971,022
Hotels, Restaurants & Leisure 200,019 19,025,043 – 19,225,062
Household Durables – 19,228,752 – 19,228,752
Household Products – 9,427,753 – 9,427,753
Independent Power and Renewable
Electricity Producers – 1,250,114 – 1,250,114
Industrial Conglomerates 835,835 19,141,792 – 19,977,627

Index Funds - October 31, 2021 - Notes to Financial Statements - 147
Level 1 Level 2 Level 3 Total
Assets:
Insurance $ – $ 63,688,701 $ – $ 63,688,701
Interactive Media & Services – 4,054,576 – 4,054,576
Internet & Direct Marketing Retail – 12,747,013 – 12,747,013
IT Services 787,913 23,348,922 – 24,136,835
Leisure Products – 3,324,779 – 3,324,779
Life Sciences Tools & Services – 7,923,669 – 7,923,669
Machinery – 40,294,316 – 40,294,316
Marine – 4,460,290 – 4,460,290
Media – 6,353,427 – 6,353,427
Metals & Mining – 37,290,166 – 37,290,166
Multiline Retail – 5,828,995 – 5,828,995
Multi-Utilities – 11,776,183 – 11,776,183
Oil, Gas & Consumable Fuels – 45,094,772 – 45,094,772
Paper & Forest Products – 4,115,557 – 4,115,557
Personal Products – 24,939,581 – 24,939,581
Pharmaceuticals 728,671 107,158,697 – 107,887,368
Professional Services – 23,689,746 – 23,689,746
Real Estate Management & Development 865,730 19,097,242 – 19,962,972
Road & Rail – 8,223,319 – 8,223,319
Semiconductors & Semiconductor
Equipment – 44,995,268 – 44,995,268
Software 1,554,384 21,381,898 – 22,936,282
Specialty Retail – 10,438,108 – 10,438,108
Technology Hardware, Storage &
Peripherals – 6,094,239 – 6,094,239
Textiles, Apparel & Luxury Goods – 43,263,911 – 43,263,911
Tobacco – 10,080,609 – 10,080,609
Trading Companies & Distributors – 19,280,163 – 19,280,163
Transportation Infrastructure – 5,888,107 – 5,888,107
Water Utilities – 1,393,085 – 1,393,085
Wireless Telecommunication Services – 15,315,726 – 15,315,726
Total Common Stocks $ 9,760,995 $ 1,291,527,125 $ – $ 1,301,288,120
Futures Contracts 123,473 – – 123,473
Short-Term Investment 16,305,973 – – 16,305,973
Total Assets $ 26,190,441 $ 1,291,527,125 $ – $ 1,317,717,566
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (32,836) $ – $ – $ (32,836)
Total Liabilities $ (32,836) $ – $ – $ (32,836)
Total $ 26,157,605 $ 1,291,527,125 $ – $ 1,317,684,730
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 848,363,507 $ – $ – $ 848,363,507
Futures Contracts 177,747 – – 177,747
Short-Term Investment 11,529,465 – – 11,529,465
Total $ 860,070,719 $ – $ – $ 860,070,719
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 785,395,133 $ – $ – $ 785,395,133
Futures Contracts 67,209 – – 67,209
Short-Term Investment 9,655,768 – – 9,655,768
Total $ 795,118,110 $ – $ – $ 795,118,110

148 - Notes to Financial Statements - October 31, 2021 - Index Funds
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,314,876,160 $ – $ – $ 1,314,876,160
Futures Contracts 257,833 – – 257,833
Short-Term Investment 817,950 – – 817,950
Total $ 1,315,951,943 $ – $ – $ 1,315,951,943
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,866,810 $ – $ – $ 1,866,810
Air Freight & Logistics 1,014,368 – – 1,014,368
Airlines 896,168 – – 896,168
Auto Components 3,713,690 – – 3,713,690
Automobiles 693,436 – – 693,436
Banks 23,168,495 – – 23,168,495
Beverages 1,170,752 – – 1,170,752
Biotechnology 26,676,678 – – 26,676,678
Building Products 3,529,203 – – 3,529,203
Capital Markets 4,845,309 – – 4,845,309
Chemicals 5,642,135 – – 5,642,135
Commercial Services & Supplies 5,052,989 – – 5,052,989
Communications Equipment 1,865,954 – – 1,865,954
Construction & Engineering 4,092,832 – – 4,092,832
Construction Materials 491,578 – – 491,578
Consumer Finance 2,553,548 – – 2,553,548
Containers & Packaging 800,971 – – 800,971
Distributors 42,955 – – 42,955
Diversified Consumer Services 1,949,727 – – 1,949,727
Diversified Financial Services 443,276 – – 443,276
Diversified Telecommunication Services 1,762,019 – – 1,762,019
Electric Utilities 1,649,561 – – 1,649,561
Electrical Equipment 3,267,296 – – 3,267,296
Electronic Equipment, Instruments &
Components 6,174,660 – – 6,174,660
Energy Equipment & Services 2,571,939 – – 2,571,939
Entertainment 2,624,144 – – 2,624,144
Equity Real Estate Investment Trusts
(REITs) 17,918,703 – – 17,918,703
Food & Staples Retailing 2,621,516 – – 2,621,516
Food Products 2,643,322 – – 2,643,322
Gas Utilities 2,241,615 – – 2,241,615
Health Care Equipment & Supplies 9,986,449 31,928 – 10,018,377
Health Care Providers & Services 8,245,353 – – 8,245,353
Health Care Technology 3,872,927 – – 3,872,927
Hotels, Restaurants & Leisure 6,751,041 – – 6,751,041
Household Durables 5,255,535 – – 5,255,535
Household Products 770,533 – – 770,533
Independent Power and Renewable
Electricity Producers 1,058,253 – – 1,058,253
Industrial Conglomerates 193,524 – – 193,524
Insurance 5,482,462 – – 5,482,462
Interactive Media & Services 1,889,390 – – 1,889,390
Internet & Direct Marketing Retail 1,816,911 – – 1,816,911
IT Services 4,427,393 – – 4,427,393
Leisure Products 1,423,922 – – 1,423,922
Life Sciences Tools & Services 2,901,654 – – 2,901,654
Machinery 10,391,409 – – 10,391,409
Marine 519,520 – – 519,520

Index Funds - October 31, 2021 - Notes to Financial Statements - 149
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Level 1 Level 2 Level 3 Total
Assets:
Media $ 3,232,302 $ – $ – $ 3,232,302
Metals & Mining 3,353,121 – – 3,353,121
Mortgage Real Estate Investment Trusts
(REITs) 3,672,054 – – 3,672,054
Multiline Retail 1,166,709 – – 1,166,709
Multi-Utilities 997,851 – – 997,851
Oil, Gas & Consumable Fuels 10,988,866 – – 10,988,866
Paper & Forest Products 630,971 – – 630,971
Personal Products 1,414,036 – – 1,414,036
Pharmaceuticals 4,172,157 – – 4,172,157
Professional Services 4,953,285 – – 4,953,285
Real Estate Management & Development 2,191,055 – – 2,191,055
Road & Rail 2,417,719 – – 2,417,719
Semiconductors & Semiconductor
Equipment 9,187,200 – – 9,187,200
Software 18,144,326 – – 18,144,326
Specialty Retail 6,957,544 – – 6,957,544
Technology Hardware, Storage &
Peripherals 788,201 – – 788,201
Textiles, Apparel & Luxury Goods 2,358,972 – – 2,358,972
Thrifts & Mortgage Finance 4,751,594 – – 4,751,594
Tobacco 385,865 – – 385,865
Trading Companies & Distributors 4,205,509 – – 4,205,509
Water Utilities 1,133,740 – – 1,133,740
Wireless Telecommunication Services 442,327 – – 442,327
Total Common Stocks $ 286,517,329 $ 31,928 $ – $ 286,549,257
Futures Contracts 10,788 – – 10,788
Rights   – 97 – 97
Short-Term Investment 15,883,525 – – 15,883,525
Total $ 302,411,642 $ 32,025 $ – $ 302,443,667
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended October 31, 2021, International Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.
During the year ended October 31, 2021, Small Cap Index held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Common
Stocks Rights Total
Balance as of 10/31/2020 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (1) (1)
Purchases
*
— 4,468 4,468
Sales — — —
Change in Unrealized Appreciation/Depreciation — (4,467) (4,467)
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 10/31/2021 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2021** $ — $ (4,467) $(4,467)
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include all purchases of securities and securities received in corporate actions.
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers.”

150 - Notes to Financial Statements - October 31, 2021 - Index Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, Funds that had overdrawn balances were as follows:
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled
Fund
U.S. Dollar
Amount
International Index $ 464,176

Index Funds - October 31, 2021 - Notes to Financial Statements - 151
through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2021:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 123,473
Total $ 123,473
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts (32,836)
Total $ (32,836)
Mid Cap Market Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 177,747
Total $ 177,747
NYSE Arca Tech 100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 67,209
Total $ 67,209
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 257,833
Total $ 257,833
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ 10,788
Total $ 10,788
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

152 - Notes to Financial Statements - October 31, 2021 - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2021
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2021
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,245,109
Total $ 4,245,109
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,978,373
Total $ 1,978,373
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 923,170
Total $ 923,170
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,758,884
Total $ 2,758,884
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 756,935
Total $ 756,935
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,010,626
Total $ 1,010,626
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 359,510
Total $ 359,510
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 117,591
Total $ 117,591

Index Funds - October 31, 2021 - Notes to Financial Statements - 153
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements on the Funds’ financial position. As of October 31, 2021, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,358,754
Total $ 1,358,754
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 54,426
Total $ 54,426
International Index
Futures Contracts:
Average Notional Balance Long $ 24,713,466
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 6,507,038
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 3,999,200
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 12,689,764
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 3,552,583

154 - Notes to Financial Statements - October 31, 2021 - Index Funds
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Index $ 16,305,973
Mid Cap Market Index 11,529,465
NYSE Arca Tech 100 Index 9,655,768
S&P 500 Index 817,950
Small Cap Index 15,883,525

Index Funds - October 31, 2021 - Notes to Financial Statements - 155
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and
paid quarterly for International Index, Mid Cap Market Index,
S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to paydown reclass, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), investments
in real estate investment trusts, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in

156 - Notes to Financial Statements - October 31, 2021 - Index Funds
the future. The temporary differences as of October 31, 2021 may primarily be attributable to outstanding wash sale loss
deferrals, investments in PFICs, and non-taxable distributions.
These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ (78,619) $ 78,619
International Index – –
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock

Index Funds - October 31, 2021 - Notes to Financial Statements - 157
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2022.
During the year ended October 31, 2021, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2021, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee Waiver
(annual rate)
Bond Index 0.02%
Mid Cap Market Index 0.01%
Small Cap Index 0.02%
Fund Amount
Bond Index $ 150,511
Mid Cap Market Index 85,237
Small Cap Index 57,054
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18% 0.16% 0.16%
International Index 0.24 N/A 0.24
Mid Cap Market Index 0.19 0.18 0.18
NYSE Arca Tech 100 Index 0.21 N/A 0.21
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.15
N/A - Not Applicable.
* Please see above for additional information regarding contractual waivers.

158 - Notes to Financial Statements - October 31, 2021 - Index Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
f
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of October 31, 2021, excluding certain Funds, there were
no cumulative potential reimbursements which could be
reimbursed to NFA.
During the year ended October 31, 2021, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned an
aggregate of $1,830,356 in fees from the Funds under the Joint
Fund Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
Small Cap Index $ 86,492 $ 38,646 $ 54,788 $ 179,926
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Index Funds - October 31, 2021 - Notes to Financial Statements - 159
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $18,792.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500
Index and Small Cap Index Class A sales charges range from
0.00% to 5.75%, and Bond Index Class A sales charges range
from 0.00% to 2.25% based on the amount of the purchase.
During the year ended October 31, 2021, the Funds imposed
aggregate front-end sales charges of $198,051. From these
fees, NFD retained a portion amounting to $27,406.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class A
CDSCs are 0.75% for Bond Index and 1.00% for International
Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P
500 Index and Small Cap Index. Class C CDSCs are 1.00% for
all Funds. During the year ended October 31, 2021, the Funds imposed aggregate CDSCs of $569. NFD retained all of the
CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% N/A N/A
International Index 0.25 1.00 0.50% N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.08 %  N/A 0.25 %  N/A
International Index 0.16 0.19 0.23% 0.22  N/A
Mid Cap Market Index 0.17 0.09 0.17 0.23  N/A
NYSE Arca Tech 100 Index 0.08 0.05  N/A 0.12  N/A
S&P 500 Index 0.16 0.06 0.25 0.25 0.25%
Small Cap Index 0.17 0.12 0.23 0.19  N/A
N/A — Not Applicable.

160 - Notes to Financial Statements - October 31, 2021 - Index Funds
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2021 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-
7 under the 1940 Act (the “Procedures”). In general, cross
trading is the buying or selling of portfolio securities between a
Fund and other series of the Trust, or between a Fund and
other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2021, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended October
31, 2021 were as follows:
Fund Amount
Bond Index $ 489,694
International Index 564,191
Mid Cap Market Index 545,078
NYSE Arca Tech 100 Index 655,167
S&P 500 Index 2,260,659
Small Cap Index 366,265
Fund
% of Shares
Outstanding
Owned
Bond Index 84.61%
International Index 87.26
Mid Cap Market Index 73.19
NYSE Arca Tech 100 Index 0.83
S&P 500 Index 39.56
Small Cap Index 52.87
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 198,481 $ 33,325 $ 5,935
S&P 500 Index 738,954 287,389 18,407
Small Cap Index 9,843 30,051 7,109
Bond Index
Security Description
Shares/Principal
at October 31,
2021
Market Value
October 31, 2020
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
October 31,
2021
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. — 88,040 — (89,762) 45,899 1 (44,178) — 1,880 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

Index Funds - October 31, 2021 - Notes to Financial Statements - 161
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2021, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases* Sales*
Bond Index $ 1,128,882,487 $ 1,535,952,052
International Index 330,629,707 459,435,066
Mid Cap Market Index 133,204,337 292,367,836
NYSE Arca Tech 100 Index 40,010,715 125,667,631
S&P 500 Index 67,898,863 235,019,721
Small Cap Index 55,306,373 88,280,508
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $108,079,694 $249,585,306

162 - Notes to Financial Statements - October 31, 2021 - Index Funds
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if

Index Funds - October 31, 2021 - Notes to Financial Statements - 163
the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a

164 - Notes to Financial Statements - October 31, 2021 - Index Funds
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
Fund % of Shares
Number of
Accounts
Bond Index 34.71% 2(a)
International Index 44.71 3(a)
Mid Cap Market Index 40.77 3(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 46.80 3(a)
Small Cap Index 58.69 4(a)
Amounts designated as "—" are zero or have been rounded to zero.
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 13,818,133 $ – $ 13,818,133 $ – $ 13,818,133
International Index 28,225,386 – 28,225,386 – 28,225,386
Mid Cap Market Index 11,808,539 15,066,393 26,874,932 – 26,874,932
NYSE Arca Tech 100 Index 4,769,701 29,290,280 34,059,981 – 34,059,981
S&P 500 Index 11,494,958 – 11,494,958 – 11,494,958
Small Cap Index 1,248,519 – 1,248,519 – 1,248,519
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 21,064,817 $ – $ 21,064,817 $ – $ 21,064,817
International Index 25,957,264 17,279,202 43,236,466 – 43,236,466
Mid Cap Market Index 9,825,542 34,612,425 44,437,967 – 44,437,967
NYSE Arca Tech 100 Index 4,283,877 9,411,254 13,695,131 – 13,695,131
S&P 500 Index 19,516,230 46,299,103 65,815,333 – 65,815,333
Small Cap Index 3,501,976 14,137,486 17,639,462 – 17,639,462
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Index Funds - October 31, 2021 - Notes to Financial Statements - 165
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2021.
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 837,175 $ 7,191,734 $ 8,028,909 $ (827,728) $ – $ 19,721,991 $ 26,923,172
International Index 35,314,523 – 35,314,523 – (17,294,639) 351,835,964 369,855,848
Mid Cap Market Index 17,713,371 72,645,027 90,358,398 – – 315,820,082 406,178,480
NYSE Arca Tech 100 Index 2,525,371 62,220,465 64,745,836 – – 578,535,748 643,281,584
S&P 500 Index 4,454,353 52,168,547 56,622,900 – – 635,071,055 691,693,955
Small Cap Index 5,062,497 12,445,978 17,508,475 – – 78,645,467 96,153,942
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 528,838,680 $ 24,207,934 $ (4,485,943) $ 19,721,991
International Index 965,915,872 398,547,666 (46,778,808) 351,768,858
Mid Cap Market Index 544,250,637 331,878,729 (16,058,650) 315,820,079
NYSE Arca Tech 100 Index 216,582,362 583,517,154 (4,981,406) 578,535,748
S&P 500 Index 680,880,888 667,545,981 (32,474,926) 635,071,055
Small Cap Index 223,798,200 104,875,511 (26,230,044) 78,645,467
Fund Amount
International Index $(17,294,639)
Fund Utilized
Bond Index $2,243,756
International Index 31,769,423
Small Cap Index 5,266,358

166 - Notes to Financial Statements - October 31, 2021 - Index Funds
addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Index Funds - October 31, 2021 - Report of Independent Registered Public Accounting Firm - 167
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Bond
Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
October 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of
Nationwide Mutual Funds, since 1997.

168 - Supplemental Information - October 31, 2021 (Unaudited) - Index Funds
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Market Index 51.96
NYSE Arca Tech 100 Index 100.00
S&P 500 Index 100.00
Small Cap Index 52.57
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
Bond Index $ –
International Index –
Mid Cap Market Index 15,066,393
NYSE Arca Tech 100 Index 29,290,280
S&P 500 Index –
Small Cap Index –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Bond Index $ – $ –
International Index 38,131,749 0.2706
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,858,873 0.0203
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Amounts designated as "−" are zero or have been rounded to zero.

Index Funds - October 31, 2021 - Management Information - 169
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

170 - Management Information - October 31, 2021 - Index Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - October 31, 2021 - Management Information - 171
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

172 - Market Index Definitions - October 31, 2021 - Index Funds
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

Index Funds - October 31, 2021 - Market Index Definitions - 173
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

174 - Market Index Definitions - October 31, 2021 - Index Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Index Funds - October 31, 2021 - Market Index Definitions - 175
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

176 - Market Index Definitions - October 31, 2021 - Index Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

178 - Glossary - October 31, 2021 - Index Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Index Funds - October 31, 2021 - Glossary - 179
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

180 - Glossary - October 31, 2021 - Index Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Annual Report
October 31, 2021
Nationwide Mutual Funds
International Funds
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
IMPORTANT INFORMATION
As permitted by the Securities and Exchange Commission, Nationwide Mutual Funds
no longer mails paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead, Nationwide Mutual Funds posts the reports on the Funds’ website, nationwide.com/ mutualfundprospectuses , and mails you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you do not need to take any action. If you wish to receive reports and other fund documents via
eDelivery
you may elect this option
by contacting your financial intermediary (such as a broker-
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0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest
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Nationwide Funds
®
Commentary within this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
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schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room
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Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 36
Statements of Investments 39
Statements of Assets and Liabilities 86
Statements of Operations 92
Statements of Changes in Net Assets 96
Financial Highlights 106
Notes to Financial Statements 114
Report of Independent Registered Public Accounting Firm 142
Supplemental Information 143
Management Information 145
Market Index Definitions 148
Glossary 153

Nationwide Mutual Funds - October 31, 2021 - Message to Investors - 1
Dear Investor,
During this unprecedented time of challenge and volatility,
Nationwide continues to care diligently for our associates,
communities, and ultimately you, our investors. We remain
steadfastly committed to protecting people, businesses, and
futures with extraordinary care. Equity markets were sharply higher during the annual reporting period ended October 31,
2021, as vaccine optimism, a reopening of the economy and
continued fiscal and monetary stimulus drove investor activity.
Economic growth was strong following the unprecedented
damage caused by the COVID-19 outbreak, with growth rates
of 4.5%, 6.3%, 6.7%, and 2.0% in the four calendar quarters
of the reporting period (4Q20-3Q21). Economists estimate
continued growth in the fourth quarter of 2021, which may
result in nearly 6% growth for the full calendar year, the fastest growth since 1983. Corporate profits also rebounded through
the period, with the S&P 500
®
Index (“S&P 500”) showing
a decline of 13.9% during 2020, and rebounding in 2021 to
+45.9%, bringing the total for 2021 to 26% above the total
return seen in 2019.
U.S. economic activity improved from the unprecedented
challenges from the outbreak, though the lasting
implications remain unclear.
Asset Class
Equity markets rallied sharply during the reporting period
despite continued uncertainty and volatility, as investors flocked to equities as economic and earnings outlook improved. The
S&P 500
®
began the period strong, with the removal of political
uncertainty with the presidential election driving the “risk-on”
trade. During November of 2020, the S&P 500 saw a gain
of 11%, followed by an additional 3.8% gain in December to
end the calendar year. After a brief pause in January 2021,
the market rallied for seven consecutive months, influenced by the rebound in economic and earnings growth and proliferation of vaccinations. Since the March 2020 low, the S&P 500 has
returned a remarkable 115%. For the full reporting period from
November 2020 through October 2021, the S&P 500 finished
with a total return of 42.9%. Fixed income returns were mixed, with higher interest rates punishing long-dated bonds, but
improving spreads aiding credit-sensitive investments.
International markets participated in the risk-on environment, with the MSCI EAFE
®
Index returning 34.2% and the MSCI
Emerging Markets
®
Index returning 17.0%. Global markets
outperformed early in the reporting period, but the strong
domestic recovery and lead in vaccinations drove modest
outperformance of domestic markets as the period developed.
The S&P 500 was higher in 10 of the 12 months during the
reporting period.
The market rally was notable for the broad participation
compared with the narrow leadership of large-cap technology
names over the past several years. Nearly all risk assets
saw impressive gains, though value indexes fractionally
outperformed growth indexes and small-caps staged an
impressive rebound versus large-caps. The leading sectors
for the period included Energy, Financials and Communication
Services sectors, while the Utilities, Consumer Staples and
Healthcare sectors lagged.
Fixed-income markets were mixed, with interest rates bouncing from record-low levels in the summer of 2020 offset improving credit spreads. The Federal Reserve (“Fed”) continues to
stimulate the economy aggressively, with the Fed Funds
target rate effectively 0% and the bond-buying program steady at $120 billion per month, though the Federal Open Market
Committee (“FOMC”) did announce the intention to taper the
program through June of 2022. The Fed’s balance sheet has
nearly doubled since the beginning of the pandemic, with
current assets at $8.7 trillion. Interest rates spiked in the first half of the reporting period, with the 10-year Treasury yield rising from 0.85% to 1.74% in March 2020 before moderating
to 1.44% by the end of the period on fading inflation concerns.
The 2-year yield rose to 0.49% from 0.15%, as investors begin to bet that the Fed will raise rates next year. Credit spreads narrowed throughout the period as investors searched for yield.
The market movement has been impressive, but substantial
challenges remain to bring the economy back to a sense of
normalcy and self-sustainment without continued aggressive
fiscal and monetary policy.

2 - Message to Investors - October 31, 2021 - Nationwide Mutual Funds
The following chart provides returns for various market
segments for twelve-month reporting period ended October 31,
2021:
As volatility continues in the markets, it is important to
remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress but avoid the temptation to try to react on emotion as it often leads to suboptimal outcomes. As always, we feel that the best way for you to reach your financial goals is to adhere consistently to a disciplined and patient investment
strategy. We urge investors to seek investments based on a
sound asset allocation strategy and a long-term perspective.
Nationwide Funds encourages you to speak regularly with your financial professional to ensure that your portfolio maintains the right balance for your goals. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain
confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. Thank you for your continued support and confidence. We deeply value
your trust.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds
Index
Annual Total Return
(as of October 31, 2021)
Bloomberg Emerging
Markets USD Aggregate
Bond 3.01%
Bloomberg Municipal Bond
2.64%
Bloomberg U.S. 1-3 Year
Government/Credit Bond -0.05%
Bloomberg U.S. 10-20 Year
Treasury Bond -6.53%
Bloomberg U.S. Aggregate
Bond -0.48%
Bloomberg U.S. Corporate
High Yield 10.53%
MSCI EAFE
®
34.18%
MSCI Emerging Markets
®
16.96%
MSCI ACWI ex USA
29.66%
Russell 1000
®
Growth
43.21%
Russell 1000
®
Value
43.76%
Russell 2000
®
50.80%
S&P 500
®
42.91%
Source: Morningstar

Nationwide AllianzGI International Growth Fund - October 31, 2021 - Fund Commentary - 3
For the annual period ended October 31, 2021, the Nationwide
AllianzGI International Growth Fund Class R6 returned 26.90%*
versus 22.73% for its benchmark, the MSCI AC World Index
ex USA Growth - Net Return Index. For broader comparison,
the return for the Fund's closest Morningstar peer category,
Foreign Large Growth (consisting of 785 investments as of
October 31, 2021), was 28% for the same period. Performance
for the Fund’s other share classes versus the benchmark is
stated in the Average Annual Total Return chart in this report’s
Fund Performance section.
International equity markets surged over the 12-months under review, with many western markets touching fresh peaks in
early September 2021. The rally started in November 2020
following news that COVID-19 vaccines under development
had far higher efficacy rates than anyone had hoped. Joe
Biden’s victory in the U.S. presidential election also lifted expectations of massive fiscal stimulus to support the world’s largest economy. As inoculation campaigns picked up speed in
2021, there was growing optimism over a swift global economic recovery from the pandemic. Robust corporate earnings growth further buoyed global stocks. All sectors in the MSCI ACWI
rallied. Energy stocks soared as oil prices rallied sharply amid expectations of stronger demand. The financials sector was
another leader, boosted by strengthening economic activity
and higher long-term bond yields. New regulations in China
meant a selloff for numerous names in this region during the third quarter of 2021. Additionally, investors were shaken by fears that Evergrande, a leading Chinese homebuilder, would
default on its debt. Broader economic news showed that the
global economy was recovering from the pandemic-related
shock. However, as supply chain blockages and rising wages
pushed inflation rates higher, speculation grew that central banks would soon start to taper their emergency pandemic
stimulus measures and/or raise interest rates. In September, a global selloff began to factor in these risks, as well as the energy crisis. By mid-October 2021, sentiment had returned
to positive.
Performance remained strong through the period until the third quarter of 2021 sell-off, demonstrated by relative outperformance for the period of November 1, 2020 until October 31, 2021.
The Fund has no exposure to the Energy sector, which rallied on realisation of a pending energy crisis. Most prominently, however, the Fund was overweight Alibaba Group Holding Ltd.
– ADR (NYSE: BABA), Tencent Holdings ADR (OTCMKTS:
TCEHY), Tencent Music Entertainment Group – ADR (NYSE:
TME), Prosus NV Sponsored Netherlands ADR (OTCMKTS:
PROSY), and TAL Education Group (NYSE: TAL), whose fall
on new regulations in China had much less of an impact on
benchmark performance. We rapidly exited both Tencent Music
and TAL Education on regulatory disruption to their investment cases; however, there has been no quick rebound in the stock price performance of remaining holdings Alibaba, Tencent and
Prosus.
The Fund is sector and country agnostic, although the
performance attribution shows the strong overweight to
Information Technology had been supported by strength in
this sector. The overweight to Communication Services was
unhelpful, which reflects the fall of several China’s platforms on regulatory grounds. Stock selection within Communication
Services appears strong however, which reflects the strength in top active contributor Sea Ltd. (NYSE: SE). Stock selection was weakest within Information Technology, the sector belonging to top detractor Wix.Com Ltd. (NASDAQ: WIX). From a country
perspective, Singapore proved to be a great hunting ground,
while selection within China was more challenged.
Sea was the best contributor to active outperformance for
the 12-month period. Sea’s three core businesses, Garena
(gaming), Shopee (ecommerce) and SeaMoney (payments),
are combining to create a high growth platform for digital
commerce and entertainment in Taiwan and South-East Asia
(7 markets). Sea has similarities to Tencent and Alibaba in
their earliest days. Management raised fiscal year guidance for
eCommerce and gaming, with eCommerce now profitable in
a second market (Malaysia) and its blockbuster game, Free
Fire, gaining traction in the U.S. Shopee is expanding into
numerous new markets globally, including Latin America, parts of Europe and India. ASML Holding NV (NASDAQ: ASML)
also contributed strongly to performance, providing essential lithography equipment to the semiconductor industry. ASML
benefitted from the significant increase in its customers’
semiconductor capex investments following the pandemic led
surge in digitalisation. Domino's Pizza, Inc. (NYSE: DPZ) was the third top active contributor. The stock was purchased prior to the pandemic in Q3 2019 and has delivered 300% stock
price appreciation since.
Wix.Com Ltd. (NASDAQ: WIX), a website development
platform for businesses and individuals, was the worst active contributor to performance. Wix finds itself in an in-between state where pandemic related restrictions have not ended, yet society is not back to normal either, which adversely impacts businesses that Wix could serve. Positively, the new cohorts are generating much stronger Key performance Indicators than previous cohorts. Wix remains well positioned to capture further market share and improve current monetisation levels of 3% on its freemium model longer term. Wix is also now challenging
Wordpress as the dominant player in the agency segment,
diversifying its small and mid-sized business exposure. Its
new deal with Vistaprint can bring hundreds of thousands of
websites to the Wix platform over the next years, starting with the first migration already in 2022. StoneCo Ltd. (NASDAQ:
STNE), a disruptor in Latin America’s fast growing payments
industry, detracted as significant provisions were set aside for conservative risk management of their relatively new credit
business. We view this strengthening as a net positive over the longer term. Finally, Alibaba Group Holding Ltd. – ADR (NYSE:
BABA) (China E-Commerce primarily) was also a key detractor
due to China’s regulatory blitz. We acknowledge the much
lower valuation levels.
The Fund did not invest in derivatives during the reporting
period.
Subadviser:
Allianz Global Investors

4 - Fund Commentary - October 31, 2021 - Nationwide AllianzGI International Growth Fund
Portfolio Managers:
Robert Hofmann, CFA; Tobias Kohls, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and
economic developments, and 4) have more limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is indexed to an MSCI index. The Fund is not
sponsored, endorsed, or promoted by MSCI, and MSCI bears
no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide AllianzGI International Growth Fund - October 31, 2021 - Fund Commentary - 5
=
Asset Allocation
1
Common Stocks 99.4%
Short-Term Investment 1.0%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
IT Services 14.6%
Semiconductors & Semiconductor Equipment 12.3%
Internet & Direct Marketing Retail 10.4%
Entertainment 8.6%
Software 7.7%
Air Freight & Logistics 5.8%
Banks 4.6%
Interactive Media & Services 3.9%
Health Care Equipment & Supplies 3.9%
Machinery 3.6%
Other Industries 24.6%
100.0%
Top Holdings
2
Sea Ltd., ADR 8.6%
ASML Holding NV 6.4%
Infineon Technologies AG 4.5%
MercadoLibre , Inc. 4.3%
Wix.com Ltd. 4.2%
Netcompany Group A/S 4.0%
Tencent Holdings Ltd. 3.9%
Ambu A/S, Class B 3.9%
HDFC Bank Ltd., ADR 3.8%
Adyen NV 3.6%
Other Holdings 52.8%
100.0%
Top Countries
2
Denmark 12.8%
Netherlands 10.6%
Taiwan 10.0%
Germany 9.7%
China 8.6%
Sweden 8.2%
Canada 6.2%
Argentina 4.3%
Israel 4.2%
Australia 4.2%
Other Countries 21.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

6 - Fund Commentary - October 31, 2021 - Nationwide AllianzGI International Growth Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
26.44% 19.22% 14.69% 2/2/2015
w/SC
2
19.16% 17.87% 13.74%
Class R6
3,4
26.90% 19.58% 15.03% 2/2/2015
Eagle Class
3
26.87% N/A 31.02% 6/3/2019
Institutional Service Class
3
26.52% N/A 30.78% 6/3/2019
MSCI ACWI® ex US
Growth 22.73% 12.67% 9.33% 2/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.17% 1.05%
Class R6 0.84% 0.72%
Eagle Class 0.94% 0.82%
Institutional Service Class 1.09% 0.97%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.

Nationwide AllianzGI International Growth Fund - October 31, 2021 - Fund Commentary - 7
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide AllianzGI International Growth Fund from inception through 10/31/21 versus the MSCI ACWI
®
ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2021 - Nationwide Amundi Global High Yield Fund
For the annual period ended October 31, 2021, the Nationwide
Amundi Global High Yield Class R6 Fund returned 13.93%
versus 8.95% for its benchmark, the ICE BofA Global High
Yield (USD Hedged). For broader comparison, the return for
the Fund's closest Morningstar peer category, High Yield Bond
(consisting of 676 investments as of October 31, 2021), was
9.91% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The Fund’s 2021 fiscal year began in November 2020, which
fortuitously was the same month of successful development
of highly efficacious COVID-19 vaccines was announced. Up
until that time, 2020 had been a period in which COVID-19
dominated both news headlines and the markets. Financial
markets responded enthusiastically to the news, as the
vaccines offered a route to reopening and a return to economic normalcy. The Fund’s benchmark, the ICE Bank of America
Global High Yield Index, gained 4.17% in November and an
additional 1.89% in December 2020.
Although global high yield spreads continued to tighten through the first half of 2021, returns for the first quarter of calendar year 2021 were muted as U.S. Treasury, German Bund and
United Kingdom Gilt* (see respective definitions below) yields moved higher. The sovereign yield increases were driven by
expectations that the expansion caused by the reopening
would push inflation higher and encourage central banks to
begin tightening monetary policy through increasing short-term interest rates. Government bond yields peaked in late March
2021, and subsequently the global high-yield market rallied, generating over 2.5% positive return for the second calendar quarter. During the summer and fall, however, market sentiment oscillated on future bond yields as investors debated whether the current inflation would be temporary while the economy
reopened or become recurring as wage increases led to further wage increases. Global high yield spreads reached their lowest point in late June, increasing modestly into the fall ending the
Fund’s fiscal year 165 basis points tighter than where the fiscal year began.
Recently, the Fund’s performance was strongly impacted by the
Fund’s positioning in the Real Estate sector. The Fund did not own any Chinese property developers, which caused the very
weak performance of the Real Estate sector. Although China
continues to urbanize, creating demand for the companies’
properties, the Chinese property market has become saturated with prices rising in many cities leading the central government to institute regulations regarding developers’ financial positions.
Evergrande, the second largest developer with $300 billion of debt, announced financing challenges and has subsequently
missed coupon payments. The Fund did not own Evergrande
or any other Chinese developers, which contributed to
performance.
The Fund was also well positioned in sectors benefiting from economic reopening. Energy, Leisure and Transportation
suffered through much of calendar year 2020 as the economy
shut down; all three of those sectors outperformed the
benchmark this fiscal year. After having owned the bonds of
AMC Entertainment Holdings Inc. (NYSE: AMC), the movie
theater chain, the Fund participated in an exchange offer
exchanging senior subordinated notes for common stock, which subsequently generated extremely strong performance and
has been fully sold. The Fund was also well-positioned in the
Energy sector with holdings as the bonds of Shelf Drilling Ltd.
(FRA: 6SD), an owner of shallow water offshore drilling rigs, and Baytex Energy Corp. (OTCMKTS: BTEGF), a Canadian
Exploration and Production company, which outperformed
as accelerating economic activity pushed oil and gas prices
upward. The Fund still owns these companies’ bonds.
The Fund’s allocations to credit default swap indices and cash detracted from performance. We generally use credit default
swaps to manage the overall beta exposure of the Fund. We
bought protection using credit default swaps as high yield
spreads returned to pre-Covid levels; the cash holdings were to ensure adequate liquidity. Sectors that reduced performance included Utilities, Basic Industries and Retail. Utility holdings
StoneWay Capital, an in-default Argentine electric generator, and Talen Energy Corp. (NYSE : TLN), a U.S. merchant energy
generator, had negative returns and continue to be owned
by the Fund. Our underperformance in the Retail sector is a
reflection of our underweight position during the fiscal year.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Ken Monaghan
*A bund is a sovereign debt instrument issued by Germany's
federal government to finance outgoing expenditures. Bund
in German is short for Bundesanleihe ("federal bond"); bunds are widely viewed as the German equivalent of U.S. Treasury
bonds (T-bonds). Government bonds in the U.K., India, and
several other Commonwealth countries are known as gilts.
Gilts are the equivalent of U.S. Treasury securities in their respective countries.
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher-rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims-paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Fund Commentary - 9
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Asset Allocation
1
Corporate Bonds 91.3%
Loan Participations 3.4%
Convertible Bonds 2.7%
Short-Term Investment 1.5%
Common Stock 0.2%
Asset-Backed Security 0.1%
Forward Currency Contracts
†
0.0%
Credit Default Swaps (0.3)%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 10.8%
Hotels, Restaurants & Leisure 7.1%
Consumer Finance 6.7%
Metals & Mining 5.7%
Commercial Services & Supplies 5.3%
Chemicals 4.3%
Media 3.9%
Airlines 3.7%
Diversified Telecommunication Services 3.2%
Food Products 3.1%
Other Industries 46.2%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class, 0.01%, 0.01% 1.6%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.1%
Avation Capital SA, 8.25%, 10/31/2026 1.0%
Pegasus Hava Tasimaciligi A/S, 9.25%, 4/30/2026 0.9%
Unifin Financiera SAB de CV, 8.38%, 1/27/2028 0.9%
Eldorado Gold Corp., 6.25%, 9/1/2029 0.9%
Artera Services LLC, 9.03%, 12/4/2025 0.9%
Mav Acquisition Corp., 8.00%, 8/1/2029 0.9%
Strathcona Resources Ltd., 6.88%, 8/1/2026 0.9%
Ford Motor Credit Co. LLC, 4.13%, 8/17/2027 0.8%
Other Holdings 90.1%
100.0%
Top Countries
2
United States 57.6%
Canada 5.4%
Brazil 5.1%
Mexico 3.3%
United Kingdom 3.3%
Turkey 2.4%
Germany 2.3%
Spain 1.9%
Luxembourg 1.8%
France 1.6%
Other Countries 15.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Fund Commentary - 11
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
13.75% 6.08% 6.54% 11/2/2015
w/SC
2
11.20% 5.60% 6.13%
Class C w/o SC
1
12.90% 5.30% 5.74% 11/2/2015
w/SC
3
11.90% N/A N/A
Class R6
4,5
13.93% 6.38% 6.83% 11/2/2015
Institutional Service Class
4
13.94% 6.29% 6.76% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index 8.73% 5.96% 6.52% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index
(USD Hedged) 8.95% 6.11% 6.84% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.36% 1.20%
Class C 2.11% 1.95%
Class R6 0.86% 0.70%
Institutional Service Class 1.11% 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

12 - Fund Commentary - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Amundi Global High Yield Fund from inception through 10/31/21 versus the ICE BofA Merrill Lynch (BofAML) Global High Yield Index and the ICE BofAML Global High
Yield Index (USD Hedged) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Fund Commentary - 13
For the annual period ended October 31, 2021, the Nationwide
Amundi Strategic Income Fund Institutional Service Class
returned 10.58% versus -0.48% for its benchmark, the
Bloomberg US Aggregate Index. For broader comparison,
the return for the Fund's closest Morningstar peer category,
Multisector Bond (consisting of 336 investments as of October
31, 2021), was 6.11% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The market environment over the past year was defined by
pivotal U.S. elections, a COVID-vaccine led reopening of the
U.S. economy, higher U.S. interest rates and narrower credit market spreads. The Fund’s main positioning themes were
generally aligned with such a macro environment.
Fiscal and monetary stimulus propelled risk assets toward the end of 2020 and continued through the first quarter of 2021, driving high-yield spreads from over 500 basis points* at the end of October 2020 down to 310 basis points at the end of March
2021. During this time, interest rates moved in the opposite direction. With the U.S. economy fueled by a pent-up desire
for travel and retail commerce, demand for energy products like gasoline and natural gas quickly increased, as did consumer
goods like automobiles, household goods, and electronics.
However, with the remnants of the COVID-19 outbreak causing
global manufacturing bottlenecks, necessary input items such as raw materials and computer chips experienced extreme
shortages, limiting final throughput below levels needed to
match demand. In response, price pressures drove inflation
numbers higher in both commodities and end consumer goods,
leading to a sizeable upward shift in intermediate and long-term
U.S. interest rates. The 10-year treasury yield rose from 0.84%
in October to 1.74% at the end of March, causing broad-based losses for fixed income indices with intermediate duration (5-8 years) exposures.
During the summer months, interest rates retraced nearly half of the first-quarter sell-off as investors questioned whether recent price increases were “transitory” or persistent. Supply shortages, however, began to move beyond commodities and
consumer goods and into the labor markets as businesses
increased wages in order to maintain proper staffing levels.
With signs of building wage pressures re-stoking longer-
term inflation concerns, interest rates again shifted higher in
August, September, and October. The 10-year U.S. Treasury
note closed the reporting period at a 1.56% yield. The Fund
routinely utilizes derivatives to hedge portfolio interest rate exposures. Those positions generally contributed to overall
performance (10-year rates increased 72 basis points during
the reporting period) and helped damped return volatility as interest rates oscillated over the past year. The Fund continues to use interest rate hedging instruments.
During the reporting period, the Fund’s corporate exposure
benefitted from positive economic growth data, impressive
company financial results and continued global investor demand for yield. Broadly speaking, the Fund’s net corporate allocation was the largest positive contributor to performance. Given high yield and investment grade corporate spreads tightened during the period, the long cash bond positions appreciated in value.
The only detracting allocation for the period was the Fund’s related corporate hedge positions, which were used to reduce overall corporate credit market beta risk. The Fund continues to hold long corporate cash bonds as well as broad credit
market hedge positions.
The Fund’s securitized credit exposure, which is generally
related to the U.S. consumer, was the other significant contributor for the period. U.S. housing prices continued to trend upwards while payment delinquencies favorably trended lower. This
supported valuations for various security types backed by U.S.
Mortgages. Positive consumer balance sheet tailwinds also
supported other Asset-Backed Securities, such as investments secured by Auto Loans and Credit Card payments. With travel, retail activity, and return to office trends regaining solid footing during the period, Commercial Mortgage-Backed securities
backed by hotels, shopping centers and office buildings
also contributed to returns. The Fund remains invested in
securitized credit assets with exposure to U.S. Residential and
Commercial mortgages and Asset-Backed Securities.
Looking forward, the outlook for wage growth remains a focus for us. As we have noted previously, persistently higher wages are likely a condition for sustained and broad future prices gains in goods and services. Wages have broadly moved higher in
2021, and we expect more to come in 2022. While we continue
to see a risk to higher near-term inflation, the recent increase in two- and three-year Treasury yields has priced in a pace of
Fed rate hikes generally consistent with such an outcome. We disagree, however, with market pricing beyond the three-year part of the yield curve and anticipate that the Fed will eventually need to tighten policy further. If so, this should translate through to higher intermediate and long-term yields. Spread assets
can modestly outperform Treasuries over the medium term
horizon due to the combination of solid economic growth and
excess investor demand for yield. However, spread or “beta”
compensation largely reflects such outcomes. As a result, we have reduced overall spread exposure relative to earlier this year and remain focused on targeted security selection and
sector allocation themes.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA
*Basis points (bps) refers to a common unit of measure for
interest rates and other percentages in finance. One basis
point is equal to 1/100th of 1%, or 0.01%
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions

14 - Fund Commentary - October 31, 2021 - Nationwide Amundi Strategic Income Fund
than are higher rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Fund Commentary - 15
Asset Allocation
1
Corporate Bonds 52.7%
Collateralized Mortgage Obligations 15.0%
Commercial Mortgage-Backed Securities 8.4%
Asset-Backed Securities 7.2%
Loan Participations 4.6%
Foreign Government Securities 3.1%
Convertible Bonds 2.6%
Convertible Preferred Stock 1.1%
Futures Contracts 0.5%
Short-Term Investment 0.3%
Common Stock 0.2%
Forward Currency Contracts
†
0.0%
Credit Default Swaps (0.3)%
Other assets in excess of liabilities 4.6%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.2%
Hotels, Restaurants & Leisure 4.6%
Consumer Finance 4.3%
Banks 3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
Airlines 2.9%
Pharmaceuticals 2.4%
Media 2.4%
Specialty Retail 2.1%
Insurance 2.1%
Other Industries 64.0%
100.0%
Top Holdings
2
SLG Office Trust, 2.85%, 7/15/2041 1.3%
Gol Finance SA, 8.00%, 6/30/2026 1.2%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.1%
Wells Fargo & Co., 7.50% 1.1%
STACR Trust, 10.59%, 2/25/2047 1.1%
Oaktown Re III Ltd., 4.44%, 7/25/2029 1.1%
Uniti Group LP, 6.00%, 1/15/2030 1.1%
Ford Motor Credit Co. LLC, 3.63%, 6/17/2031 1.0%
BX Trust, 1.98%, 10/15/2036 1.0%
State of Qatar, 4.82%, 3/14/2049 1.0%
Other Holdings 89.0%
100.0%
Top Countries
2
United States 64.3%
Bermuda 5.2%
Canada 4.2%
Brazil 3.9%
United Kingdom 3.0%
Mexico 2.5%
Italy 2.1%
Cayman Islands 1.4%
Switzerland 1.3%
Qatar 1.0%
Other Countries 11.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

16 - Fund Commentary - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
10.35% 5.83% 6.22% 11/2/2015
w/SC
2
7.89% 5.35% 5.81%
Class C w/o SC
1
9.49% 5.03% 5.42% 11/2/2015
w/SC
3
8.49% N/A N/A
Class R6
4,5
10.72% 6.17% 6.55% 11/2/2015
Institutional Service Class
4
10.58% 6.11% 6.49% 11/2/2015
Bloomberg Barclays U.S.
Aggregate Bond Index (0.48)% 3.10% 3.31% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.23% 0.99%
Class C 1.98% 1.74%
Class R6 0.73% 0.49%
Institutional Service Class 0.84% 0.60%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Fund Commentary - 17
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Amundi Strategic Income
Fund from inception through 10/31/21 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2021 - Nationwide Bailard International Equities Fund
For the annual period ended October 31, 2021, the Nationwide
Bailard International Equities Fund Class A returned 30.34%*
versus 34.18% for its benchmark, the MSCI EAFE - Net Return
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Foreign Large Blend (consisting of
785 investments as of October 31, 2021), was 33.12% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Country allocation was beneficial when measured against the
MSCI All-Country ex-USA (ACWI ex-U.S.) Index but not against the developed-only MSCI Europe, Australasia, and Far East
(EAFE) index. The latter was a much “tougher” benchmark due
to its zero weighting in emerging markets (China in particular), which underperformed developed by a wide margin.
Over one year, the least helpful country exposures when
measured against EAFE were the allocation to China and
underweight positions in France and Spain. China market
sentiment was hit hard by intensified government regulation
of technology and other business sectors, while France and
Spain were beneficiaries of the pandemic recovery/value trade spurred by COVID vaccine announcements at the start of the
fiscal year period. France and Spain have since been made
overweight. The Fund continues to hold a modest position in
China.
Although stock selection over the entire portfolio was a net positive, the added value was not enough to push the Fund’s
return ahead of its benchmark. The most significant individual stock detractors were communications equipment provider
Telefonaktiebolaget LM Ericsson (NASDAQ: ERIC) in Sweden,
packaged food, and consumer goods giant UNILEVER N.V.
(NYSE: UL) in the UK, and industrial gas producer L Air Liquide
Ord ADR (OTCMKTS: AIQUY) in France. The Fund continues
to hold shares in all three companies.
The most beneficial country allocation decisions (versus EAFE weights) were to be overweight the Netherlands, underweight
Japan, and exposed to emerging market Russia. Traditionally
a safe haven, Japan did not participate in the recovery rally to nearly the same extent as the Netherlands, which earned the
third best return among developed markets after Austria and
Norway. Energy exporters such as Russia rose higher on the
dramatic rebound in oil and gas prices. The Fund still maintains the positioning in all three cases.
The most impactful stock contributors over the fiscal year
were staffing and HR technology firm Recruit Holdings 5
Unsponsored ADR Representing ordinary shares (OTCMKTS:
RCRU) in Japan, French bank Credit Agricole American
depository receipts (OTCMKTS: CRARY), and Swedish
industrial Alfa Laval American depository receipts (OTCMKTS:
ALFVY), an engineer of fluid-handling products and solutions.
The Fund continues to hold Recruit and Credit Agricole; Alfa
Laval was sold and profits taken after its nice run.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance during the reporting
period.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Anthony Craddock; Peter M. Hill; Eric P. Leve, CFA; and Daniel
McKellar, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The
Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Bailard International Equities Fund - October 31, 2021 - Fund Commentary - 19
Asset Allocation
1
Common Stocks 98.1%
Short-Term Investment 2.0%
Exchange Traded Fund 0.7%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Banks 10.0%
Pharmaceuticals 6.1%
Semiconductors & Semiconductor Equipment 5.8%
Automobiles 4.7%
Metals & Mining 4.3%
Professional Services 4.2%
IT Services 4.1%
Chemicals 3.7%
Textiles, Apparel & Luxury Goods 3.5%
Insurance 3.0%
Other Industries 50.6%
100.0%
Top Holdings
2
ASML Holding NV (Registered), NYRS 2.5%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 2.0%
LVMH Moet Hennessy Louis Vuitton SE 1.7%
L'Oreal SA 1.3%
Roche Holding AG 1.3%
Nestle SA (Registered) 1.2%
BP plc 1.1%
Recruit Holdings Co. Ltd. 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 1.1%
Air Liquide SA 1.0%
Other Holdings 85.7%
100.0%
Top Countries
2
Japan 21.0%
France 10.5%
Netherlands 9.0%
United Kingdom 8.5%
Germany 7.2%
United States 5.9%
Switzerland 5.0%
Australia 3.9%
China 3.0%
Spain 2.8%
Other Countries 23.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

20 - Fund Commentary - October 31, 2021 - Nationwide Bailard International Equities Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
30.34% 7.02% 6.64% 4/3/2006
w/SC
3
22.80% 5.77% 6.04%
Class C
1
w/o SC
2
29.49% 6.25% 5.87% 4/3/2006
w/SC
4
28.49% N/A N/A
Class M
1,5
30.85% 7.40% 7.01% 9/4/1979
Class R6
5,6
30.85% 7.40% 5.21% 9/18/2013
Institutional Service
Class
1,5,7
30.84% 7.32% 6.90% 4/4/2006
MSCI EAFE® Index 34.18% 9.79% 7.37%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.28%
Class C 2.03%
Class M 0.94%
Class R6 0.94%
Institutional Service Class 0.99%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Bailard International Equities Fund - October 31, 2021 - Fund Commentary - 21
Performance of a $10,000 Investment
Performance return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard International Equities Fund versus the MSCI EAFE
®
Index over the 10-year period ended 10/31/21. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark International Opportunities Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - October 31, 2021 - Nationwide Emerging Markets Debt Fund
For the annual period ended October 31, 2021, the Nationwide
Emerging Markets Debt Fund Class R6 returned 3.93%
versus 4.41% for its benchmark, the JP Morgan EMBI Global
Diversified Index. For broader comparison, the return for the
Fund's closest Morningstar peer category, Emerging Markets
Bond (consisting of 274 investments as of October 31,
2021), was 4.70% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
In the last 12 months, markets have followed the recovery
from the COVID-19 shock. U.S. treasury yields are higher,
spreads on emerging market sovereign and corporate bonds
are tighter and yields on local currency sovereign bonds are higher as central banks have responded to economic recovery
with tighter monetary policy. Emerging market currencies are a little stronger over the 12 months to the end of October 2021.
The strongest markets came in the early part of the reporting period, with the second half of the reporting period seeing more stable spreads, higher-yields, and moderately weaker currency values. The Fund’s best performing sector of the Fund, being
Emerging market corporates, returned 5.29% according to
the JP Morgan CEMBI Broad Diversified Index. The shorter
maturity profile has made the returns less sensitive to yield rises than Emerging Markets sovereign debt, which has longer maturities or to local currency debt, where yields have risen quickest.
The Fund’s zero holding in Polish bonds and a short position in the zloty* made Poland the biggest contributor to performance.
The Fund does not own Polish debt, although yields are rising and this is beginning to make returns look more attractive. A short position in the Peruvian sol* and a generally underweight position in Peruvian bonds during a period of political turmoil made Peru the next biggest contributor, the position is still held.
Underweight position in the Colombian peso* made Colombia
the third biggest contributor, along with an underweight
position in USD sovereign debt that weakened due to rating
downgrades. The portfolio remains modestly underweight the
Colombian peso.
The biggest source of underperformance came from holdings in
Brazil local currency bonds, thanks to huge rises in yield as the central bank increased policy interest rates aggressively during
2021. The portfolio continues to hold these positions, and we think rate cuts are possible before the end of 2022. Argentine
U.S.D sovereign bonds, bought just before an exchange of
defaulted debt, were the next biggest detractor to returns. The portfolio still owns some of the currency, although the position has been reduced. Underweight position in Turkey also
detracted as Turkish asset prices one-year ago were very low, meaning returns have been moderate to large in the country.
The portfolio remains underweight in holdings in Turkey and
has zero exposure to domestic currency assets.
With yields low and spreads tighter than a year ago, investment grade emerging market debt does not look hugely attractive.
Other parts of the market are valued at very interesting levels.
Spreads on sub-investment grade sovereign bonds are wider
than average and local currency bonds have responded to
interest rate hikes by Emerging Markets central banks due to pricing further tightening, even as economies are expected
to slow next year and inflation expected to begin tapering,
making this a very interesting part of the market. As ever, risks come from U.S. monetary policy, we think that tightening is
well understood by the market, and from China. The latter is potentially more concerning as the real estate market slows.
This is typically consequential for emerging market economies as it is an import intensive sector and tends to drive both
commodity prices and volumes.
The portfolio uses foreign exchange forwards and non-
deliverable forwards, interest rate swaps, options on foreign exchange and credit default swaps (although only forwards
and non-deliverable forwards were used in the past year). The
Fund uses FX forwards and non-deliverable forwards to hedge
the currency risk of bonds where the currency is unattractive or would contribute too much to portfolio risk, but also to add currency exposure or to go short through straight currency
plays. Interest rate swaps and credit default swaps are similarly used both for hedging and for relative value trading. FX forward trading has had a positive effect on fund performance in the last 12 months with hedges reducing risk as intended and
short currency positions in the Peruvian sol and Polish zloty contributing well to returns.
The Fund did not experience any liquidity event that had a
material impact on performance during the reporting period.
Subadviser:
Aberdeen Standard Investments
Portfolio Managers:
Mark Baker, CFA and Kieran Curtis
*The zloty is the official currency and legal tender of Poland.
The sol is the currency of Peru. The Colombian peso is the
official currency of Colombia.
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly

Nationwide Emerging Markets Debt Fund - October 31, 2021 - Fund Commentary - 23
volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Asset Allocation
1
Foreign Government Securities 63.1%
Corporate Bonds 31.1%
Forward Currency Contracts 0.2%
Other assets in excess of liabilities
§
5.6%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 8.7%
Banks 6.1%
Electric Utilities 2.4%
Construction & Engineering 1.8%
Diversified Telecommunication Services 1.4%
Diversified Financial Services 1.4%
Consumer Finance 1.2%
Automobiles 1.1%
Pharmaceuticals 1.0%
Real Estate Management & Development 1.0%
Other Industries 73.9%
100.0%
Top Holdings
2
Russian Federation, 7.75%, 9/16/2026 3.9%
Notas do Tesouro Nacional, 10.00%, 1/1/2029 3.3%
Republic of South Africa, 9.00%, 1/31/2040 2.8%
State of Qatar, 4.82%, 3/14/2049 2.4%
Republic of South Africa, 8.25%, 3/31/2032 2.3%
Oriental Republic of Uruguay, 4.38%, 12/15/2028 2.1%
Kingdom of Thailand, 1.25%, 3/12/2028 1.8%
Ukraine Government Bond, 7.75%, 9/1/2023 1.7%
Russian Federation, 6.90%, 5/23/2029 1.6%
State of Qatar, 4.00%, 3/14/2029 1.6%
Other Holdings 76.5%
100.0%
Top Countries
2
Brazil 7.8%
Russia 7.0%
Mexico 6.7%
South Africa 6.4%
Indonesia 5.7%
Qatar 5.0%
Egypt 3.7%
Colombia 3.0%
Ukraine 3.0%
Uruguay 2.6%
Other Countries 49.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Emerging Markets Debt Fund - October 31, 2021 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.65% 3.06% 4.53% 2/29/2016
w/SC
2
1.31% 2.59% 4.11%
Class C w/o SC
1
2.84% 2.28% 3.74% 2/29/2016
w/SC
3
1.84% N/A N/A
Class R6
4,5
3.93% 3.33% 4.80% 2/29/2016
Institutional Service Class
4
3.77% 3.30% 4.77% 2/29/2016
JPM EMBI Global
Diversified Index 4.41% 4.15% 5.92% 2/29/2016
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.55% 1.40%
Class C 2.30% 2.15%
Class R6 1.05% 0.90%
Institutional Service Class 1.30% 1.15%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

26 - Fund Commentary - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Emerging Markets Debt Fund from inception through 10/31/21 versus the JPM EMBI Global Diversified Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Global Sustainable Equity Fund - October 31, 2021 - Fund Commentary - 27
For the annual period ended October 31, 2021, the Nationwide
Global Sustainable Equity Fund Class R6 returned 43.56%*
versus 40.42% for its benchmark, the MSCI World Index - Net
Return. For broader comparison, the return for the Fund's
closest Morningstar peer category, World Large-Stock Growth
(consisting of 1289 investments as of October 31, 2021), was
35.28% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
Relative to the benchmark, from a sector perspective,
stock selection in Industrials and Health care as well as our underweight to Utilities added the most value over the period.
With regards to stocks, Ashtead Group ADR (OTCMKTS:
ASHTY), Wells Fargo & Co (NYSE: WFC), and Montrose
Environmental Group Inc (NYSE: MEG) were top contributors
to the portfolio, all of which are still held in the Fund. Lastly, as it relates to country attribution, exposure to United States, United
Kingdom, and Norway contributed positively to performance.
Stock selection in Consumer Discretionary, Communication
Services, and to a lesser extent Energy sectors detracted
the most over the period. The portfolio’s cash position also detracted. From a security perspective, Tesla Inc (NASDAQ:
TSLA), which was not held in the fund, Tencent Holdings ADR
(OTCMKTS: TCEHY) and Ping An Insurance Group Company
of China ADR (OTCMKTS: PNGAY) were the most negative,
the latter two still being held in the Fund. In terms of countries,
China, Netherlands and France detracted over the reporting
period.
No derivatives were traded for this account during the reporting period outlined.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
Subadviser:
UBS Asset Management (Americas) Inc.
Portfolio Managers:
Joe Elegante, Adam Jokich
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to the risks of investing in foreign securities
(currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Funds that concentrate on specific
countries may be subject to greater volatility than that of other mutual funds. Sustainability factors used in the subadviser’ s investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics.
The Fund may invest in more aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2021 - Nationwide Global Sustainable Equity Fund
Asset Allo cation
1
Common Stocks 98.3%
Short-Term Investment 1.3%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Software 10.3%
Banks 8.7%
IT Services 5.4%
Machinery 5.3%
Chemicals 3.9%
Semiconductors & Semiconductor Equipment 3.9%
Capital Markets 3.8%
Pharmaceuticals 3.8%
Insurance 3.7%
Biotechnology 3.6%
Other Industries 47.6%
100.0%
Top Holdings
2
Microsoft Corp. 4.3%
Amazon.com, Inc. 3.2%
Sony Group Corp. 2.3%
Akamai Technologies, Inc. 2.3%
Linde plc 2.2%
UnitedHealth Group, Inc. 2.1%
Aptiv plc 2.1%
Cadence Design Systems, Inc. 2.1%
Bio-Rad Laboratories, Inc., Class A 1.9%
Wells Fargo & Co. 1.9%
Other Holdings 75.6%
100.0%
Top Countries
2
United States 60.9%
United Kingdom 9.3%
Japan 6.3%
France 5.3%
China 3.7%
India 1.7%
Norway 1.7%
Germany 1.4%
Indonesia 1.3%
Denmark 1.2%
Other Countries 7.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

Nationwide Global Sustainable Equity Fund - October 31, 2021 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
43.09% 17.25% 11.70% 6/30/1997
w/SC
3
34.83% 15.87% 11.06%
Class C
1
w/o SC
2
42.13% 16.36% 10.88% 11/27/2001
w/SC
4
41.13% N/A N/A
Class R6
1,5,6,7
43.56% 17.69% 12.09% 1/28/1994
Institutional Service Class
5
43.44% 17.59% 12.53% 11/21/2012
MSCI World IndexSM Free 40.42% 15.45% 12.19%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.61% 1.30%
Class C 2.38% 2.07%
Class R6 1.26% 0.95%
Institutional Service Class 1.35% 1.04%
N/A — Not Applicable.
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 5.75% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective November 19, 2012, Class Y Shares were renamed Institutional Class Shares.

30 - Fund Commentary - October 31, 2021 - Nationwide Global Sustainable Equity Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Global Sustainable Equity Fund from inception through 10/31/21 versus the MSCI World IndexSM Free for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2021 - Fund Commentary - 31
For the annual period ended October 31, 2021, the Nationwide
International Small Cap Fund Class R6 returned 43.01%*
versus 35.77% for its benchmark, the MSCI EAFE Small Cap
- Net Return Index. For broader comparison, the return for
the Fund's closest Morningstar peer category, Foreign Small/
Mid Blend (consisting of 105 investments as of October 31,
2021), was 39.87% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund’s relative outperformance was driven by strong
stock selection in the consumer discretionary, information
technology, and communication services sectors. This strong
selection was modestly offset by weaker selection in the real estate, industrials, and materials sectors.
Top contributors to relative performance during the period
included Nuvei Corp (NASDAQ: NVEI) (information technology),
China Longyuan Power Group Corp Ltd (OTCMKTS:
CLPXF) (utilities), and Intermediate Capital Group plc (LON:
ICP) (financials). Shares of Nuvei, a Canada-based global
payments solutions provider, rose during the period following several consecutive quarters of strong earnings results. The company benefitted from strong organic growth driven by
on-boarding of new customers, wallet share expansion, and
end-market growth. Shares of China Longyuan Power, the
largest renewable power producer in China, rose over the
period after the company announced earnings for the first half of 2021 that beat consensus expectations, with net profit up
38% year-over-year versus expectations of a 15% increase.
Increasing revenues from wind power and tariffs drove results.
Management also announced the addition of 30 Gigawatts of
production capacity by 2025. Shares of Intermediate Capital
Group, a U.K.-based alternative asset manager, rose sharply
in November after reporting fiscal first-half 2021 results with strong profit growth driven by rising assets and fee income.
Shares lifted further in June after the company posted a sharp increase in annual profits and raised fundraising guidance
through 2025. We continue to hold positions in all three names.
Top detractors from relative performance during the period
included Lifenet Insurance Co (TYO: 7157) (financials),
Sundrug Co Ltd (TYO: 9989) (consumer staples), and
Ascendis Pharma A/S (NASDAQ: ASND) (health care). Shares
of Lifenet Insurance, a Japan-based online-only life insurer and asset management company, fell during the period. Following
a strong period of stock price appreciation early in 2020,
shares retreated as the company has used excess capital
to invest in new business generation. Shares of Sundrug, a
Japanese drug store and pharmacy chain, ended the period
lower. The company reported several consecutive quarters of
operating profit that fell short of consensus expectations and declining year-over-year comps considering pandemic-related
stockpiling that took place in 2020. Shares of Ascendis Pharma, a Denmark-based biopharmaceutical company with exposure
to various treatments focused on rare diseases, were volatile during the period despite reporting positive 2020 earnings.
Ascendis presented positive safety and efficacy results from the
Phase 2 study for the treatment of Adult Hypoparathyroidism.
Shares later surged in August following news that the FDA
approved the company’s Skytrofa as a treatment for Pediatric
Growth Hormone Deficiency. We continue to hold positions in
all three names.
An eventful summer has set the table for a fourth quarter rife with uncertainty as allocators seek to navigate a market with plausible bull and bear cases. The Global Industry Analysts
(“GIAs”) continue to collaborate with Wellington's broader
investment community to process the influx of news as they
seek to balance their portfolios with potential short-term
beneficiaries and long-term secular winners.
Inflation remains elevated with pockets seemingly more
sustainable than expected. Labor shortages across industries are straining supply chains with the potential of further short-
term disruption. Transportation data and the ability for stores to keep shelves stocked will be a probable topic of discussion as we approach the holiday season. Businesses that support
the re-establishment of efficient production lines are likely to benefit as consumer health and market demand remain strong.
Now more than eighteen months after the initial COVID-19
quarantines, capex decisions that were delayed are beginning to make their way into investment theses. As enterprises re-
engage with strategic plans, strong management teams can
capitalize with sound allocations to position their enterprises for success.
Investors remain keenly focused on the Chinese government
response to its maturing financial market and the potential
knock-on effects of their decisions. Regulations in the education and internet industries provided a shock to investors earlier this quarter while the ongoing Evergrande situation provides insight into how China will handle failing companies. As these situations evolve, our analysts monitor the degree of market discount investors apply to China-domiciled companies across industries going forward.
The Fund utilized exchange traded funds (“ETFs”) during the
period to equitize cash. The positions did not have a material impact on the Fund during the period.
The Fund did not experience any liquidity events that had a
material impact on performance over the period.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA, and Jonathan D. White, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies are usually
less stable in price and less liquid than larger, more-established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments
and may have more-limited resources. Therefore, they

32 - Fund Commentary - October 31, 2021 - Nationwide International Small Cap Fund
generally involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund may invest in more-aggressive investments such
as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund uses both a growth style and
a value style of investing, and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide International Small Cap Fund - October 31, 2021 - Fund Commentary - 33
Asset Allocation
1
Common Stocks 97.3%
Short-Term Investment 3.3%
Exchange Traded Fund 1.2%
Rights
†
0.0%
Liabilities in excess of other assets (1.8)%
100.0%
Top Industries
2
Machinery 8.6%
Real Estate Management & Development 6.1%
Equity Real Estate Investment Trusts (REITs) 5.2%
Capital Markets 4.5%
IT Services 4.4%
Hotels, Restaurants & Leisure 4.1%
Trading Companies & Distributors 3.9%
Banks 3.8%
Software 3.6%
Semiconductors & Semiconductor Equipment 3.2%
Other Industries 52.6%
100.0%
Top Holdings
2
Fidelity Investments Money Market Government
Portfolio — Institutional Class 3.2%
IMCD NV 1.4%
Intermediate Capital Group plc 1.3%
iShares MSCI EAFE Small-Cap ETF 1.2%
Trelleborg AB, Class B 1.2%
AerCap Holdings NV 1.1%
Nuvei Corp. 1.1%
Savills plc 1.0%
Rotork plc 1.0%
Workspace Group plc 1.0%
Other Holdings 86.5%
100.0%
Top Countries
2
Japan 22.0%
United Kingdom 19.2%
Sweden 5.5%
United States 5.4%
France 5.0%
Australia 5.0%
Italy 4.3%
Netherlands 3.3%
Switzerland 2.9%
Canada 2.9%
Other Countries 24.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2021.
2
Percentages indicated are based upon total investments as of October 31, 2021.

34 - Fund Commentary - October 31, 2021 - Nationwide International Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2021)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
42.50% 17.03% 12.99% 12/29/2016
w/SC
2
34.30% 14.75% 11.62%
Class R6
3,4
43.01% 17.36% 13.35% 12/29/2016
Institutional Service Class
3
42.84% 17.21% 13.24% 12/29/2016
MSCI EAFE® Small Cap
Index 35.77% 13.37% 12.22% 12/29/2016
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.54% 1.49%
Class R6 1.04% 0.99%
Institutional Service Class 1.16% 1.11%
^
Current effective prospectus dated March 1, 2021. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide International Small Cap Fund - October 31, 2021 - Fund Commentary - 35
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide International Small Cap Fund from inception through 10/31/21 versus the MSCI EAFE
®
Small Cap Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Shareholder Expense Examples - October 31, 2021 - International Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2021)
and continued to hold your shares at the end of the reporting period (October 31, 2021).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2021 through October 31, 2021. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2021 through October 31, 2021. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide AllianzGI International Growth Fund
Class A Shares
Actual
(a)
1,000.00 976.10 5.23 1.05
Hypothetical
(a)(b)
1,000.00 1,019.91 5.35 1.05
Class R6 Shares
Actual
(a)
1,000.00 977.80 3.59 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Eagle Class Shares
Actual
(a)
1,000.00 975.90 3.59 0.72
Hypothetical
(a)(b)
1,000.00 1,021.58 3.67 0.72
Institutional Service Class Shares
Actual
(a)
1,000.00 976.40 4.83 0.97
Hypothetical
(a)(b)
1,000.00 1,020.32 4.94 0.97

International Funds - October 31, 2021 - Shareholder Expense Examples - 37
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 1,022.30 5.05 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Class C Shares
Actual
(a)
1,000.00 1,018.50 8.95 1.76
Hypothetical
(a)(b)
1,000.00 1,016.33 8.94 1.76
Class R6 Shares
Actual
(a)
1,000.00 1,023.70 3.57 0.70
Hypothetical
(a)(b)
1,000.00 1,021.68 3.57 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,023.20 4.08 0.80
Hypothetical
(a)(b)
1,000.00 1,021.17 4.08 0.80
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,014.00 4.16 0.82
Hypothetical
(a)(b)
1,000.00 1,021.07 4.18 0.82
Class C Shares
Actual
(a)
1,000.00 1,011.00 8.11 1.60
Hypothetical
(a)(b)
1,000.00 1,017.14 8.13 1.60
Class R6 Shares
Actual
(a)
1,000.00 1,015.70 2.49 0.49
Hypothetical
(a)(b)
1,000.00 1,022.74 2.50 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,016.10 3.10 0.61
Hypothetical
(a)(b)
1,000.00 1,022.13 3.11 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 1,027.90 6.39 1.25
Hypothetical
(a)(b)
1,000.00 1,018.90 6.36 1.25
Class C Shares
Actual
(a)
1,000.00 1,025.50 10.11 1.98
Hypothetical
(a)(b)
1,000.00 1,015.22 10.06 1.98
Class M Shares
Actual
(a)
1,000.00 1,030.80 4.71 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Class R6 Shares
Actual
(a)
1,000.00 1,030.80 4.71 0.92
Hypothetical
(a)(b)
1,000.00 1,020.57 4.69 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,029.30 4.91 0.96
Hypothetical
(a)(b)
1,000.00 1,020.37 4.89 0.96
Nationwide Emerging Markets Debt Fund
Class A Shares
Actual
(a)
1,000.00 983.10 5.75 1.15
Hypothetical
(a)(b)
1,000.00 1,019.41 5.85 1.15
Class C Shares
Actual
(a)
1,000.00 979.70 9.53 1.91
Hypothetical
(a)(b)
1,000.00 1,015.58 9.70 1.91
Class R6 Shares
Actual
(a)
1,000.00 984.50 4.50 0.90
Hypothetical
(a)(b)
1,000.00 1,020.67 4.58 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 983.20 5.15 1.03
Hypothetical
(a)(b)
1,000.00 1,020.01 5.24 1.03

38 - Shareholder Expense Examples - October 31, 2021 - International Funds
Beginning Account
Value($) 5/1/21
Ending Account
Value($) 10/31/21
Expenses Paid
During Period ($)
5/1/21 - 10/31/21
Expense Ratio
During Period (%)
5/1/21 - 10/31/21
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,083.30 6.83 1.30
Hypothetical
(a)(b)
1,000.00 1,018.65 6.61 1.30
Class C Shares
Actual
(a)
1,000.00 1,079.60 10.22 1.95
Hypothetical
(a)(b)
1,000.00 1,015.38 9.91 1.95
Class R6 Shares
Actual
(a)
1,000.00 1,085.30 4.99 0.95
Hypothetical
(a)(b)
1,000.00 1,020.42 4.84 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,084.70 5.52 1.05
Hypothetical
(a)(b)
1,000.00 1,019.91 5.35 1.05
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,036.40 7.39 1.44
Hypothetical
(a)(b)
1,000.00 1,017.95 7.32 1.44
Class R6 Shares
Actual
(a)
1,000.00 1,038.90 5.09 0.99
Hypothetical
(a)(b)
1,000.00 1,020.21 5.04 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 1,038.00 5.55 1.08
Hypothetical
(a)(b)
1,000.00 1,019.76 5.50 1.08
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2021 through
October 31, 2021 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

Nationwide AllianzGI International Growth Fund - October 31, 2021 - Statement of Investments - 39
Common Stocks 99.4%
Shares Value ($)
ARGENTINA 4.3%
Internet & Direct Marketing Retail 4.3%
MercadoLibre , Inc. * 8,619 12,764,911
AUSTRALIA 4.3%
Biotechnology 0.7%
CSL Ltd. 9,497 2,153,370
Hotels, Restaurants & Leisure 3.6%
Domino's Pizza Enterprises
Ltd. 101,781 10,410,417
12,563,787
BRAZIL 2.0%
IT Services 2.0%
StoneCo Ltd., Class A * 176,790 5,986,109
CANADA 6.2%
Food & Staples Retailing 1.6%
Alimentation Couche-Tard,
Inc., Class B 128,423 4,816,900
IT Services 2.2%
Shopify, Inc., Class A * 4,353 6,384,676
Software 2.4%
Constellation Software, Inc. 4,075 7,161,509
18,363,085
CHINA 8.6%
Interactive Media & Services 3.9%
Tencent Holdings Ltd. 184,537 11,457,210
Internet & Direct Marketing Retail 4.7%
Alibaba Group Holding Ltd.,
ADR * 57,514 9,486,359
Prosus NV * 51,791 4,588,434
14,074,793
25,532,003
DENMARK 12.9%
Air Freight & Logistics 3.6%
DSV A/S 45,339 10,540,851
Health Care Equipment & Supplies 3.9%
Ambu A/S, Class B 400,285 11,443,515
Pharmaceuticals 1.4%
Novo Nordisk A/S, Class B 38,590 4,244,619
Software 4.0%
Netcompany Group A/S Reg.
S (a) 104,087 11,898,458
38,127,443
GERMANY 9.7%
Diversified Financial Services 0.4%
GRENKE AG (b) 31,249 1,218,746
Internet & Direct Marketing Retail 1.3%
Zalando SE Reg. S *(a) 41,811 3,943,167
IT Services 1.9%
Bechtle AG 75,105 5,626,813
Semiconductors & Semiconductor Equipment 4.6%
Infineon Technologies AG 287,289 13,428,183
Common Stocks
Shares Value ($)
GERMANY
Software 0.7%
SAP SE 14,583 2,112,040
Textiles, Apparel & Luxury Goods 0.8%
adidas AG 7,421 2,430,351
28,759,300
HONG KONG 2.2%
Insurance 2.2%
AIA Group Ltd. 581,005 6,565,843
INDIA 3.8%
Banks 3.8%
HDFC Bank Ltd., ADR 155,741 11,199,335
IRELAND 1.8%
Building Products 1.8%
Kingspan Group plc 45,210 5,216,246
ISRAEL 4.3%
IT Services 4.3%
Wix.com Ltd. * 67,699 12,589,306
JAPAN 2.0%
Electronic Equipment, Instruments & Components 0.6%
Keyence Corp. 3,057 1,843,402
IT Services 0.7%
BASE, Inc. *(b) 249,100 2,039,047
Trading Companies & Distributors 0.7%
MonotaRO Co. Ltd. 92,336 2,095,171
5,977,620
NETHERLANDS 10.6%
IT Services 3.7%
Adyen NV Reg. S *(a) 3,574 10,795,987
Semiconductors & Semiconductor Equipment 6.4%
ASML Holding NV 23,366 19,036,069
Software 0.5%
Topicus.com, Inc. * 14,427 1,609,981
31,442,037
NEW ZEALAND 2.3%
Air Freight & Logistics 2.3%
Mainfreight Ltd. 104,031 6,697,042
SOUTH AFRICA 0.9%
Banks 0.9%
Capitec Bank Holdings Ltd. 23,207 2,591,910
SWEDEN 8.3%
Building Products 0.5%
Assa Abloy AB, Class B 51,602 1,513,797
Chemicals 2.0%
Hexpol AB 505,419 5,897,006
Electronic Equipment, Instruments & Components 1.4%
Hexagon AB, Class B 253,543 4,086,857
Machinery 2.4%
Atlas Copco AB, Class A 64,426 4,132,921
Epiroc AB, Class A 119,411 2,966,578
7,099,499

40 - Statement of Investments - October 31, 2021 - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 2.0%
AddTech AB, Class B 258,848 5,778,662
24,375,821
SWITZERLAND 4.1%
Capital Markets 1.4%
Partners Group Holding AG 2,384 4,169,252
Chemicals 1.5%
Sika AG (Registered) 13,140 4,458,589
Machinery 1.2%
VAT Group AG Reg. S (a) 7,247 3,452,564
12,080,405
TAIWAN 10.0%
Entertainment 8.6%
Sea Ltd., ADR * 74,136 25,470,905
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 36,617 4,163,353
29,634,258
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 38,759 3,243,835
Total Common Stocks
(cost $170,970,177) 293,710,296
Short-Term Investment 1.0%
Money Market Fund 1.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 2,922,279 2,922,279
Total Short-Term Investment
(cost $2,922,279) 2,922,279
Total Investments
(cost $173,892,456)   — 100.4% 296,632,575
Liabilities in excess of other assets
— (0.4)% (1,246,021)
NET ASSETS — 100.0%
$ 295,386,554
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $30,090,176 which represents 10.19% of net assets.
(b) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $3,219,825, which was collateralized
by cash used to purchase a money market fund with a total
value of $2,922,279 and by $554,224 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
10/28/2021 – 2/15/2050; a total value of $3,476,503.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $2,922,279.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Statement of Investments - 41
Asset-Backed Security 0.1%
Principal
Amount ($) Value ($)
UNITED STATES 0.1%
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 115,000 115,091
Total Asset-Backed Securities
(cost  $115,000) 115,091
Corporate Bonds 91.3%
ARGENTINA 0.8%
Construction & Engineering 0.4%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 426,591
Electric Utilities 0.4%
Pampa Energia SA,
7.50%, 1/24/2027(b) 580,000 513,596
940,187
BRAZIL 4.6%
Airlines 1.3%
Gol Finance SA
7.00%, 1/31/2025(b) 700,000 630,532
8.00%, 6/30/2026(b) 940,000 908,519
1,539,051
Banks 0.3%
Banco do Brasil SA,
3.25%, 9/30/2026(b) 425,000 419,050
Capital Markets 0.7%
B3 SA - Brasil Bolsa
Balcao , 4.13%,
9/20/2031(b) 910,000 871,279
Commercial Services & Supplies 0.7%
Atento Luxco 1 SA, 8.00%,
2/10/2026(b) 811,000 860,882
Food Products 0.4%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 510,000 484,857
Marine 0.2%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(b) 245,000 229,875
Oil, Gas & Consumable Fuels 0.5%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 650,000 632,476
Road & Rail 0.5%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 548,540
5,586,010
Corporate Bonds
Principal
Amount ($) Value ($)
BRITAIN 0.8%
Supermarkets 0.8%
Bellis Acquisition Co. plc,
4.50%, 2/16/2026(b) 680,000 930,614
BURKINA FASO 0.5%
Metals & Mining 0.5%
Endeavour Mining plc,
5.00%, 10/14/2026(b) 200,000 201,500
IAMGOLD Corp., 5.75%,
10/15/2028(b) 427,000 418,994
620,494
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 400,000 394,500
CANADA 5.0%
Aerospace & Defense 0.8%
Bombardier, Inc.
7.13%, 6/15/2026(b) 285,000 298,894
7.88%, 4/15/2027(b) 369,000 383,520
6.00%, 2/15/2028(b) 266,000 268,327
950,741
Airlines 0.1%
Air Canada, 3.88%,
8/15/2026(b) 85,000 86,063
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 49,625
9.50%, 11/1/2027(b) 216,000 232,740
6.00%, 6/1/2029(b) 580,000 565,500
GFL Environmental, Inc.,
4.38%, 8/15/2029(b) 465,000 460,545
1,308,410
Containers & Packaging 0.3%
Intertape Polymer
Group, Inc., 4.38%,
6/15/2029(b) 335,000 335,837
Energy Equipment & Services 0.4%
Precision Drilling Corp.,
6.88%, 1/15/2029(b) 276,000 284,970
Tervita Corp., 11.00%,
12/1/2025(b) 246,000 282,912
567,882
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 234,708
Oil, Gas & Consumable Fuels 2.1%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 750,000 800,625
MEG Energy Corp.
7.13%, 2/1/2027(b) 250,000 262,500
5.88%, 2/1/2029(b) 356,000 366,235

42 - Statement of Investments - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
Strathcona Resources
Ltd., 6.88%, 8/1/2026(b) 1,010,000 1,003,970
2,433,330
5,916,971
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(c) 585,228 568,169
COLOMBIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
SierraCol Energy
Andina LLC, 6.00%,
6/15/2028(b) 485,000 475,746
CYPRUS 0.7%
Consumer Finance 0.7%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 842,800
FINLAND 0.2%
Paper & Forest Products 0.2%
Ahlstrom- Munksjo
Holding 3 Oy, 3.63%,
2/4/2028(b) EUR 175,000 201,086
FRANCE 1.6%
Chemicals 0.2%
SPCM SA, 3.13%,
3/15/2027(b) 200,000 197,750
Diversified Telecommunication Services 0.7%
Altice France SA
2.13%, 2/15/2025(b) EUR 235,000 263,456
5.13%, 1/15/2029(b) 200,000 194,000
5.13%, 7/15/2029(b) 375,000 365,224
822,680
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 320,313
Health Care Providers & Services 0.4%
Chrome Bidco SASU
3.50%, 5/31/2028(b) EUR 455,000 525,840
1,866,583
GERMANY 2.2%
Commercial Services & Supplies 0.3%
APCOA Parking Holdings
GmbH, 4.63%,
1/15/2027(b) EUR 275,000 315,707
Paper & Forest Products 0.5%
Mercer International, Inc.,
5.13%, 2/1/2029 589,000 585,596
Pharmaceuticals 0.7%
Gruenenthal GmbH,
4.13%, 5/15/2028(b) EUR 235,000 281,304
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Pharmaceuticals
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 341,991
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 249,000 283,241
906,536
Real Estate Management & Development 0.7%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 800,000 873,936
2,681,775
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 250,000 250,000
Tullow Oil plc, 10.25%,
5/15/2026(b) 620,000 653,170
903,170
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(b) 421,000 461,416
HONG KONG 0.6%
Marine 0.6%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 500,000 535,113
5.50%, 8/1/2029(b) 220,000 222,180
757,293
INDIA 0.2%
IT Services 0.2%
CA Magnum Holdings,
5.38%, 10/31/2026(b) 200,000 205,080
ITALY 1.4%
Containers & Packaging 0.5%
Guala Closures SpA ,
3.25%, 6/15/2028(b) EUR 515,000 586,410
Hotels, Restaurants & Leisure 0.4%
Gamma Bidco SpA ,
5.13%, 7/15/2025(b) EUR 400,000 465,868
Specialty Retail 0.5%
Shiba Bidco SpA , 4.50%,
10/31/2028(b) EUR 500,000 577,133
1,629,411
LUXEMBOURG 1.7%
Biotechnology 0.5%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(b) EUR 399,000 452,668
6.25%, 4/1/2028(b) GBP 110,000 147,700
600,368

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 191,397
7.75%, 11/1/2025(b) GBP 270,000 382,903
574,300
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 380,000
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 522,750
2,077,418
MEXICO 3.3%
Airlines 0.2%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 292,950
Banks 0.5%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(d)(e) 475,000 555,275
Chemicals 0.2%
Braskem Idesa SAPI,
6.99%, 2/20/2032(b) 265,000 271,253
Consumer Finance 1.4%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b)(f) 704,000 599,174
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 1,180,000 1,044,182
1,643,356
Diversified Telecommunication Services 0.8%
Total Play
Telecomunicaciones SA
de CV
7.50%, 11/12/2025(b) 520,000 540,675
6.38%, 9/20/2028(b) 375,000 368,906
909,581
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(b) 246,000 203,260
3,875,675
MOLDOVA, REPUBLIC OF 0.3%
Food Products 0.3%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(b) 360,000 371,131
Corporate Bonds
Principal
Amount ($) Value ($)
NETHERLANDS 0.8%
Chemicals 0.4%
OCI NV, 4.63%,
10/15/2025(b) 470,000 488,800
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 517,543
1,006,343
NIGERIA 0.3%
Banks 0.3%
Access Bank plc, 6.13%,
9/21/2026(b) 325,000 325,813
PARAGUAY 0.7%
Food Products 0.7%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(b) 745,000 759,163
PERU 0.7%
Health Care Providers & Services 0.4%
Auna SAA, 6.50%,
11/20/2025(b) 455,000 473,205
Metals & Mining 0.3%
Minsur SA, 4.50%,
10/28/2031(b) 345,000 340,342
813,547
PORTUGAL 0.5%
Airlines 0.5%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(b) EUR 600,000 562,460
RUSSIA 0.3%
Banks 0.3%
Sovcombank , (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(d)(e) 325,000 333,515
SINGAPORE 1.0%
Consumer Finance 1.0%
Avation Capital SA, 8.25%,
10/31/2026(b)(c) 1,399,843 1,145,344
SOUTH AFRICA 0.4%
Chemicals 0.4%
Sasol Financing USA LLC,
5.50%, 3/18/2031 445,000 457,148
SPAIN 1.8%
Biotechnology 0.3%
Grifols Escrow Issuer SA,
3.88%, 10/15/2028(b) EUR 335,000 387,783
Diversified Telecommunication Services 0.6%
Lorca Telecom Bondco
SA, 4.00%, 9/18/2027(b) EUR 565,000 657,124

44 - Statement of Investments - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
SPAIN
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 332,247
3.13%, 1/1/2028(b) EUR 150,000 172,523
504,770
Hotels, Restaurants & Leisure 0.2%
NH Hotel Group SA,
4.00%, 7/2/2026(b) EUR 220,000 254,788
Household Durables 0.1%
Neinor Homes SA, 4.50%,
10/15/2026(b) EUR 140,000 164,672
Real Estate Management & Development 0.2%
Aedas Homes Opco SLU,
4.00%, 8/15/2026(b) EUR 200,000 234,899
2,204,036
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 357,023
SWITZERLAND 0.6%
Consumer Finance 0.6%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 646,000 697,292
TURKEY 2.4%
Airlines 0.9%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(b) 1,030,000 1,067,222
Banks 0.6%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 672,521
Metals & Mining 0.9%
Eldorado Gold Corp.,
6.25%, 9/1/2029(b) 1,010,000 1,025,453
2,765,196
UKRAINE 0.8%
Metals & Mining 0.8%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 940,428
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(b) 310,000 320,828
8.25%, 2/15/2025(b) 371,000 286,486
607,314
UNITED KINGDOM 3.2%
Capital Markets 0.9%
Sherwood Financing plc
4.50%, 11/15/2026(b) EUR 290,000 333,564
6.00%, 11/15/2026(b) GBP 495,000 674,892
1,008,456
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Diversified Consumer Services 0.2%
PeopleCert Wisdom Issuer
plc, 5.75%, 9/15/2026(b) EUR 220,000 261,629
Hotels, Restaurants & Leisure 0.4%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 275,000 373,942
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 152,910
526,852
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 318,239
Oil, Gas & Consumable Fuels 0.9%
Harbour Energy plc,
5.50%, 10/15/2026(b) 620,000 619,157
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 505,000 516,363
1,135,520
Specialty Retail 0.5%
Constellation Automotive
Financing plc, 4.88%,
7/15/2027(b) GBP 450,000 592,753
3,843,449
UNITED STATES 50.3%
Air Freight & Logistics 0.8%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 820,000 911,422
Airlines 0.2%
American Airlines, Inc.,
5.50%, 4/20/2026(b) 180,000 188,820
Auto Components 0.9%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 543,000 564,720
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 480,000 504,600
1,069,320
Building Products 0.4%
Builders FirstSource , Inc.,
4.25%, 2/1/2032(b) 405,000 408,215
PGT Innovations, Inc.,
4.38%, 10/1/2029(b) 55,000 54,519
462,734
Chemicals 3.1%
Hexion , Inc., 7.88%,
7/15/2027(b) 281,000 297,860
Koppers , Inc., 6.00%,
2/15/2025(b) 599,000 613,334
Kraton Polymers LLC,
4.25%, 12/15/2025(b) 145,000 149,894
LSF11 A5 HoldCo LLC,
6.63%, 10/15/2029(b) 395,000 395,314

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Olympus Water US
Holding Corp.
3.88%, 10/1/2028(b) EUR 100,000 115,022
6.25%, 10/1/2029(b) 200,000 199,500
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 338,034
SCIL IV LLC
4.38%, 11/1/2026(b) EUR 230,000 266,864
5.38%, 11/1/2026(b) 265,000 267,154
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(b) 410,000 411,148
Tronox , Inc., 4.63%,
3/15/2029(b) 595,000 583,296
3,637,420
Commercial Services & Supplies 2.9%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 273,164
9.75%, 7/15/2027(b) 585,000 628,875
3.63%, 6/1/2028(b) EUR 175,000 198,169
6.00%, 6/1/2029(b) 200,000 196,827
APX Group, Inc.
6.75%, 2/15/2027(b) 295,000 311,225
5.75%, 7/15/2029(b) 875,000 867,344
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 891,750
3,367,354
Communications Equipment 1.0%
CommScope , Inc.
6.00%, 3/1/2026(b) 363,000 373,890
4.75%, 9/1/2029(b) 480,000 470,976
Plantronics, Inc., 4.75%,
3/1/2029(b)(f) 400,000 367,000
1,211,866
Construction & Engineering 1.3%
Artera Services LLC,
9.03%, 12/4/2025(b) 960,000 1,024,800
Dycom Industries, Inc.,
4.50%, 4/15/2029(b) 486,000 493,290
1,518,090
Consumer Finance 2.4%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 274,579
2.70%, 8/10/2026 200,000 199,768
4.13%, 8/17/2027 920,000 976,350
3.82%, 11/2/2027 575,000 596,562
3.63%, 6/17/2031 500,000 505,625
OneMain Finance Corp.,
3.50%, 1/15/2027 365,000 356,788
2,909,672
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Consumer Services 0.4%
Sotheby's, 7.38%,
10/15/2027(b)(f) 375,000 395,156
Diversified Financial Services 0.3%
Jefferies Finance LLC,
5.00%, 8/15/2028(b) 330,000 334,475
Diversified Telecommunication Services 0.7%
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 420,000 405,825
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 528,865
934,690
Electric Utilities 1.3%
Leeward Renewable
Energy Operations LLC,
4.25%, 7/1/2029(b) 170,000 170,833
NRG Energy, Inc., 3.88%,
2/15/2032(b) 495,000 485,100
Vistra Operations Co. LLC
5.63%, 2/15/2027(b) 565,000 582,131
4.38%, 5/1/2029(b) 180,000 178,200
1,416,264
Electrical Equipment 0.3%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 340,000 380,427
Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 3.38%,
7/15/2031(b) EUR 600,000 713,721
Energy Equipment & Services 1.6%
Archrock Partners LP,
6.88%, 4/1/2027(b) 615,000 641,138
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 709,178
Nabors Industries Ltd.,
7.50%, 1/15/2028(b) 320,000 304,000
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 66,166 64,843
1,719,159
Entertainment 0.4%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 279,923
12.00%, 6/15/2026(b)(c) 143,820 136,437
416,360
Equity Real Estate Investment Trusts (REITs) 1.6%
iStar , Inc., 4.25%, 8/1/2025 730,000 748,250
Uniti Group LP
6.50%, 2/15/2029(b) 405,000 409,692
6.00%, 1/15/2030(b) 735,000 725,812
1,883,754

46 - Statement of Investments - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food & Staples Retailing 0.3%
US Foods, Inc., 4.75%,
2/15/2029(b) 345,000 349,061
Food Products 1.2%
Lamb Weston Holdings,
Inc.
4.13%, 1/31/2030(b) 475,000 475,451
4.38%, 1/31/2032(b) 475,000 475,703
Simmons Foods, Inc.,
4.63%, 3/1/2029(b) 466,000 470,660
1,421,814
Health Care Providers & Services 1.0%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 98,000
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(b) 273,000 293,068
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 215,000 223,063
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 456,000 472,849
1,086,980
Hotels, Restaurants & Leisure 4.0%
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 110,390
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 273,139
Hilton Grand Vacations
Borrower Escrow LLC,
5.00%, 6/1/2029(b) 330,000 336,517
International Game
Technology plc, 2.38%,
4/15/2028(b) EUR 269,000 306,300
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b) 580,000 597,400
NCL Corp. Ltd., 5.88%,
3/15/2026(b) 395,000 395,987
NCL Finance Ltd., 6.13%,
3/15/2028(b) 110,000 110,962
Royal Caribbean
Cruises Ltd., 11.50%,
6/1/2025(b) 124,000 141,128
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 474,000 552,876
7.25%, 11/15/2029(b) 330,000 372,926
SeaWorld Parks &
Entertainment, Inc.,
5.25%, 8/15/2029(b) 600,000 611,250
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 481,192
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 79,400
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 285,000 282,863
4,652,330
Household Durables 1.9%
Ashton Woods USA LLC,
4.63%, 4/1/2030(b) 145,000 142,462
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 475,000 518,938
KB Home, 4.00%,
6/15/2031 470,000 476,463
M/I Homes, Inc.
4.95%, 2/1/2028 455,000 473,200
3.95%, 2/15/2030(b) 345,000 340,687
TopBuild Corp., 4.13%,
2/15/2032(b) 270,000 272,363
2,224,113
Independent Power and Renewable Electricity Producers
0.9%
Clearway Energy
Operating LLC
3.75%, 2/15/2031(b) 310,000 306,900
3.75%, 1/15/2032(b) 155,000 154,253
Talen Energy Supply LLC
10.50%, 1/15/2026(b) 228,000 150,747
7.63%, 6/1/2028(b) 470,000 448,850
1,060,750
Media 3.5%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(b) 275,000 284,750
7.50%, 6/1/2029(b) 440,000 450,065
CSC Holdings LLC
4.63%, 12/1/2030(b) 600,000 549,750
5.00%, 11/15/2031(b) 245,000 227,481
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 325,000 96,920
Mav Acquisition Corp.,
8.00%, 8/1/2029(b) 1,040,000 1,011,400
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(b) 718,000 731,391
Outfront Media
Capital LLC, 4.25%,
1/15/2029(b) 185,000 181,300
Summer BC Bidco B LLC,
5.50%, 10/31/2026(b) 485,000 493,488
4,026,545
Metals & Mining 2.5%
Allegheny Technologies,
Inc.
4.88%, 10/1/2029 140,000 139,902
5.13%, 10/1/2031 80,000 79,696
Coeur Mining, Inc., 5.13%,
2/15/2029(b)(f) 380,000 368,182

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Commercial Metals Co.,
3.88%, 2/15/2031 340,000 336,600
Constellium SE, 3.13%,
7/15/2029(b) EUR 503,000 571,545
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 190,000 211,375
Novelis Corp.
3.25%, 11/15/2026(b) 75,000 74,812
4.75%, 1/30/2030(b) 445,000 462,800
3.88%, 8/15/2031(b) 100,000 97,630
TMS International Corp.,
6.25%, 4/15/2029(b) 560,000 578,200
2,920,742
Oil, Gas & Consumable Fuels 5.7%
Aethon United BR LP,
8.25%, 2/15/2026(b) 275,000 295,408
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(b) 325,000 328,991
CQP Holdco LP, 5.50%,
6/15/2031(b) 565,000 587,600
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 525,000 549,938
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 627,750
EnLink Midstream
Partners LP, 5.45%,
6/1/2047 377,000 377,000
Genesis Energy LP,
8.00%, 1/15/2027 240,000 241,128
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 557,550
Occidental Petroleum
Corp., 4.40%, 4/15/2046 615,000 622,236
PBF Holding Co. LLC,
9.25%, 5/15/2025(b) 68,000 65,960
Renewable Energy Group,
Inc., 5.88%, 6/1/2028(b) 470,000 494,087
Rockcliff Energy II LLC,
5.50%, 10/15/2029(b) 290,000 297,540
Southwestern Energy Co.,
5.38%, 3/15/2030 555,000 585,514
Sunoco LP, 4.50%,
4/30/2030(b) 350,000 353,087
Tap Rock Resources LLC,
7.00%, 10/1/2026(b) 615,000 633,044
6,616,833
Paper & Forest Products 1.7%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 241,000 244,314
Glatfelter Corp., 4.75%,
11/15/2029(b) 285,000 290,344
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Paper & Forest Products
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 888,231
Sylvamo Corp., 7.00%,
9/1/2029(b) 580,000 582,900
2,005,789
Pharmaceuticals 0.8%
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 322,481
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 585,000 590,119
912,600
Professional Services 0.9%
CoreLogic , Inc., 4.50%,
5/1/2028(b) 720,000 711,410
KBR, Inc., 4.75%,
9/30/2028(b) 395,000 402,900
1,114,310
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 460,000 462,875
Road & Rail 0.6%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(b) 765,000 760,410
Software 0.9%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 570,507
NCR Corp., 5.00%,
10/1/2028(b) 490,000 496,125
1,066,632
Specialty Retail 1.4%
Asbury Automotive Group,
Inc., 4.50%, 3/1/2028 273,000 277,778
Bath & Body Works, Inc.,
6.63%, 10/1/2030(b) 175,000 195,781
Gap, Inc. (The), 3.88%,
10/1/2031(b) 85,000 83,300
Group 1 Automotive, Inc.,
4.00%, 8/15/2028(b) 275,000 275,055
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(b) 285,000 292,644
Party City Holdings, Inc.,
8.75%, 2/15/2026(b) 272,000 278,120
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 248,654
1,651,332
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024(f) 555,000 554,306
9.38%, 7/15/2025(b) 55,000 59,263
613,569

48 - Statement of Investments - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Thrifts & Mortgage Finance 1.4%
Freedom Mortgage Corp.
8.13%, 11/15/2024(b) 454,000 458,304
6.63%, 1/15/2027(b) 265,000 251,087
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 565,000 567,825
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(b) 375,000 364,688
1,641,904
Trading Companies & Distributors 0.5%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(b) 345,000 339,394
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 253,406
592,800
58,652,093
ZAMBIA 0.4%
Metals & Mining 0.4%
First Quantum Minerals
Ltd.
7.50%, 4/1/2025(b) 200,000 207,000
6.88%, 10/15/2027(b) 300,000 320,250
527,250
Total Corporate Bonds
(cost $107,960,624) 107,302,943
Common Stock 0.2%
Shares
UNITED STATES 0.2%
Energy Equipment & Services 0.2%
FTS International, Inc.,
Class A * 7,502 198,803
Total Common Stock
(cost $141,413) 198,803
Loan Participations 3.4%
Principal
Amount ($)
UNITED STATES 3.4%
Airlines 0.5%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
12/31/2021 ∞(e) 375,000 378,281
Loan Participations
Principal
Amount ($) Value ($)
Airlines
Grupo Aeromexico SAB
de CV, Term Loan, (ICE
LIBOR USD 1 Month
+ 14.50%), 15.50%,
12/31/2021 ∞(e) 164,414 168,113
546,394
Auto Components 0.7%
First Brands Group, LLC,
1st Lien Term Loan B,
(ICE LIBOR USD 3
Month + 5.00%), 6.00%,
3/30/2027 (e) 874,202 880,758
Hotels, Restaurants & Leisure 1.9%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (e) 809,250 810,221
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,182,038 1,288,421
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 84,788 92,418
2,191,060
Metal Fabrication/Hardware 0.3%
Grinding Media Inc.
( Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.75%, 10/12/2028 (e) 330,000 330,413
Total Loan Participations
(cost $3,775,532)
3,948,625
Convertible Bonds 2.7%
Airlines 1.0%
Air Canada, 4.00%,
07/01/25 266,000 375,015
GOL Equity Finance SA,
3.75%, 07/15/24 (b) 428,000 371,244
Spirit Airlines, Inc., 1.00%,
05/15/26 546,000 491,072
1,237,331
Biotechnology 0.1%
Insmed , Inc., 0.75%,
06/01/28 135,000 157,221
Entertainment 0.2%
IMAX Corp., 0.50%,
04/01/26 (b) 259,000 255,695

Nationwide Amundi Global High Yield Fund - October 31, 2021 - Statement of Investments - 49
Convertible Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs) 0.2%
Summit Hotel Properties,
Inc., 1.50%, 02/15/26 178,000 190,323
Hotels, Restaurants & Leisure 0.2%
DraftKings , Inc., 0.00%,
03/15/28 (b)(g) 315,000 274,662
Semiconductors & Semiconductor Equipment 0.5%
Enphase Energy, Inc.,
0.00%, 03/01/28 (b)(g) 478,000 535,772
Software 0.5%
Bentley Systems, Inc.,
0.38%, 07/01/27 (b) 141,000 142,583
Jamf Holding Corp.,
0.13%, 09/01/26 (b) 160,000 186,383
Verint Systems, Inc.,
0.25%, 04/15/26 (b) 243,000 240,117
569,083
Total Convertible Bond
(cost  $3,105,975) 3,220,087
Short-Term Investment 1.5%
Shares
Money Market Fund 1.5%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(h)( i ) 1,810,474 1,810,474
Total Short-Term Investment
(cost $1,810,474)
1,810,474
Total Investments
(cost $116,909,018) — 99.2% 116,596,023
Other assets in excess of liabilities — 0.8% 895,387
NET ASSETS — 100.0%
$ 117,491,410
* Denotes a non-income producing security.
∞ Fair valued security.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $96,979,094 which represents 82.54% of net assets.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2021. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2021.
(f) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $1,750,911, which was collateralized
by cash used to purchase a money market fund with a value
of $1,810,474.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Represents 7-day effective yield as of October 31, 2021.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $1,810,474.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

50 - Statement of Investments - October 31, 2021 - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.89
USD
18,000,000 (1,357,018) (337,591) (1,694,609)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 –
USD
3,650,000 (329,510) (20,805) (350,315)
(1,686,528) (358,396) (2,044,924)
As of October 31, 2021, the Fund had $1,070,274 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 752,037 EUR 645,163 Brown Brothers Harriman & Co. 11/18/2021 5,996
USD 12,397,294 EUR 10,685,827 JPMorgan Chase Bank 11/18/2021 40,639
USD 1,777,848 GBP 1,297,780 Brown Brothers Harriman & Co. 11/18/2021 1,750
Net unrealized appreciation 48,385
Currency:
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 51
Asset-Backed Securities 7.2%
Principal
Amount ($) Value ($)
CANADA 0.4%
Airlines 0.4%
Air Canada Pass-Through
Trust, Series 2020-
2, Class A, 5.25%,
4/1/2029(a) 616,379 673,990
CAYMAN ISLANDS 1.3%
Other 1.3%
MF1 Ltd., Series 2021-
FL7, Class D, 2.64%,
10/16/2036(a)(b) 800,000 800,358
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.18%,
2/20/2030(a)(b) 350,000 350,056
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.27%, 4/18/2033(a)
(b) 250,000 250,388
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.28%, 4/20/2032(a)(b) 600,000 600,218
2,001,020
UNITED KINGDOM 0.1%
Airlines 0.1%
British Airways Pass-
Through Trust, Series
2020-1, Class B, 8.38%,
11/15/2028(a) 105,955 123,564
UNITED STATES 5.4%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 150,000 150,119
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 178,702 188,841
338,960
Automobiles 1.2%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 290,000 286,837
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 240,000 237,454
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 770,000 762,461
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 550,000 543,071
1,829,823
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 749,608
Other 3.5%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 750,382
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(a) 1,187,500 1,186,530
Progress Residential Trust
Series 2020-SFR2,
Class E, 5.12%,
6/17/2037(a) 420,000 439,608
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(a) 1,020,000 1,019,712
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(a) 840,000 833,497
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(a) 390,000 389,420
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 596,896
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(a) 140,000 143,062
5,359,107
8,277,498
Total Asset-Backed Securities
(cost  $10,941,971) 11,076,072
Collateralized Mortgage Obligations 15.0%
BERMUDA 5.0%
Bellemeade Re Ltd.,
Series 2020-4A,
Class B1, 5.09%,
6/25/2030(a)(b) 160,000 160,000
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 3.90%,
9/25/2031(a)(b) 1,030,000 1,028,767
Eagle RE Ltd.
Series 2020-2,
Class B1, 7.09%,
10/25/2030(a)(b) 760,000 777,773
Series 2021-2, Class
M2, 0.00%, 4/25/2034(a)
(b) 1,370,000 1,370,000
Home RE Ltd., Series
2020-1, Class B1,
7.09%, 10/25/2030(a)(b) 160,000 166,238

52 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Eagle RE Ltd. (continued)
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.44%, 7/25/2029(a)(b) 1,520,000 1,541,440
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 4.45%,
4/25/2034(a)(b) 700,000 699,999
Radnor RE Ltd., Series
2021-1, Class M2,
3.20%, 12/27/2033(a)(b) 1,230,000 1,217,714
Traingle Re Ltd., Series
2020-1, Class B1,
7.84%, 10/25/2030(a)(b) 150,000 156,103
Triangle Re Ltd., Series
2021-3, Class B1,
5.00%, 2/25/2034(a)(b) 440,000 442,715
7,560,749
0
UNITED STATES 10.0%
Connecticut Avenue
Securities Trust, Series
2021-R01, Class 1B2,
6.05%, 10/25/2041(a)(b) 890,000 887,681
FARM Mortgage Trust,
Series 2021-1, Class B,
3.25%, 1/25/2051(a)(b) 365,000 314,813
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 58,126 2,563
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 127,504 4,116
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 294,137 16,699
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 774,058 45,907
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 112,117 5,049
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 5.05%,
8/25/2033(a)(b) 955,000 984,700
Series 2021-HQA3,
Class B2, 6.30%,
9/25/2041(a)(b) 830,000 801,995
Series 2020-DNA5,
Class B2, 11.55%,
10/25/2050(a)(b) 145,000 192,759
Series 2020-DNA6,
Class B2, 5.70%,
12/25/2050(a)(b) 790,000 851,020
Series 2021-DNA1,
Class B2, 4.80%,
1/25/2051(a)(b) 510,000 528,684
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.09%,
10/25/2048(a)(b) 1,090,000 1,266,403
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
(continued)
Series 2019-HRP1,
Class B1, 4.14%,
2/25/2049(a)(b) 1,100,000 1,146,819
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.84%, 3/25/2025(b) 265,066 272,175
Series 2020-HQA5,
Class B2, 7.45%,
11/25/2050(a)(b) 630,000 755,517
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.22%,
6/1/2051(a)(b) 48,732,587 404,641
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 360,504 20,552
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 358,046 20,627
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 380,544 20,391
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 83,824 6,822
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.51%,
3/16/2040(b) 74,311 10,064
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 97,111 11,860
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 131,101 19,875
Series 2016-5, Class
CS, IO, 6.06%,
1/20/2046(b) 144,840 36,220
Series 2016-20,
Class SB, IO, 6.01%,
2/20/2046(b) 146,363 28,145
Series 2016-17,
Class JS, IO, 6.01%,
2/20/2046(b) 119,497 22,187
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 88,027 13,474
Series 2016-88,
Class SM, IO, 6.01%,
7/20/2046(b) 155,740 27,546
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 114,465 25,484
Series 2016-118,
Class DS, IO, 6.01%,
9/20/2046(b) 170,410 38,544

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 53
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
(continued)
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 93,232 14,217
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,564,148 223,946
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 580,419 76,696
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 18,874,954 169,174
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.00%,
12/25/2051(a)(b) 34,421,944 191,145
Series 2021-8, Class
AX1, IO, 0.14%,
12/25/2051(a)(b) 31,779,203 176,124
STACR Trust
Series 2018-HRP2,
Class B1, 4.29%,
2/25/2047(a)(b) 1,310,000 1,395,557
Series 2018-HRP2,
Class B2, 10.59%,
2/25/2047(a)(b) 1,380,000 1,583,814
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 435,288
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 103,970
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 102,846
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 428,339
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 205,938
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 595,901
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 920,000 920,288
15,406,575
0
Total Collateralized Mortgage Obligations
(cost $21,897,356) 22,967,324
Commercial Mortgage-Backed Securities 8.4%
Principal
Amount ($) Value ($)
UNITED STATES 8.4%
BAMLL Commercial
Mortgage Securities
Trust , Series 2021-
JACX, Class E, 3.84%,
9/15/2038(a)(b) 470,000 469,999
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 2.49%,
9/15/2036(a)(b) 500,000 499,399
BX Trust , Series 2021-
ARIA, Class D, 1.98%,
10/15/2036(a)(b) 1,500,000 1,493,423
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,326,018
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 1,142,824
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(b) 250,000 249,566
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 3.80%,
1/25/2051(a)(b) 700,000 726,719
GS Mortgage Securities
Corportation Trust
Series 2021-IP, Class D,
2.20%, 10/15/2036(a)(b) 350,000 350,212
Series 2021-IP, Class E,
3.65%, 10/15/2036(a)(b) 150,000 150,091
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,165,747
Med Trust , Series 2021-
MDLN, Class F, 0.00%,
11/15/2026(a)(b) 1,150,000 1,150,000
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 743,134
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.34%,
10/15/2049(a)(b) 500,000 504,540
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(a) 1,975,000 1,901,294
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.45%, 10/15/2050(b) 810,000 842,053

54 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.98%, 1/15/2059(b) 125,000 133,363
Total Commercial Mortgage-Backed Securities
(cost $12,423,481) 12,848,382
Corporate Bonds 52.7%
ARGENTINA 0.3%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(c) 1,381,510 362,660
AUSTRALIA 0.3%
Metals & Mining 0.3%
FMG Resources August
2006 Pty. Ltd., 4.38%,
4/1/2031(a) 403,000 408,037
BRAZIL 3.8%
Airlines 1.1%
Gol Finance SA, 8.00%,
6/30/2026(a) 1,825,000 1,763,881
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(a) 735,000 716,140
Electric Utilities 0.7%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(a) 995,000 971,627
Food Products 0.8%
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,210,000 1,150,347
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 1,080,000 1,050,883
5,652,878
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(a) 515,000 507,919
CANADA 2.6%
Chemicals 0.5%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 668,319
Commercial Services & Supplies 0.4%
GFL Environmental, Inc.,
4.38%, 8/15/2029(a) 570,000 564,539
Energy Equipment & Services 0.2%
Precision Drilling Corp.,
6.88%, 1/15/2029(a) 345,000 356,213
Oil, Gas & Consumable Fuels 1.5%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 950,000 1,014,125
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
MEG Energy Corp.,
7.13%, 2/1/2027(a) 575,000 603,750
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 650,000 646,120
2,263,995
3,853,066
CYPRUS 0.4%
Consumer Finance 0.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 645,000 632,100
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(a)(d)(e) 455,000 440,212
FRANCE 0.6%
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(a) 930,000 905,755
GERMANY 0.9%
Pharmaceuticals 0.9%
Gruenenthal GmbH
3.63%, 11/15/2026(a) EUR 875,000 1,037,597
4.13%, 5/15/2028(a) EUR 315,000 377,067
1,414,664
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(a) 320,000 320,000
Tullow Oil plc, 10.25%,
5/15/2026(a) 855,000 900,742
1,220,742
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(a) 532,000 583,072
HONG KONG 0.7%
Marine 0.7%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(a) 900,000 963,203
5.50%, 8/1/2029(a) 185,000 186,834
1,150,037
INDIA 0.1%
IT Services 0.1%
CA Magnum Holdings,
5.38%, 10/31/2026(a) 200,000 205,080

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
IRELAND 0.4%
Consumer Finance 0.4%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 554,679
ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025 EUR 300,000 372,109
Teva Pharmaceutical
Finance Netherlands III
BV, 3.15%, 10/1/2026 810,000 763,425
1,135,534
ITALY 2.1%
Banks 0.9%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(e) 1,260,000 1,390,883
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 696,548
Specialty Retail 0.7%
Shiba Bidco SpA , 4.50%,
10/31/2028(a) EUR 855,000 986,898
3,074,329
LUXEMBOURG 0.8%
Biotechnology 0.8%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,027,000 1,165,140
MEXICO 1.7%
Airlines 0.2%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(c) 350,000 325,500
Chemicals 0.2%
Braskem Idesa SAPI,
6.99%, 2/20/2032(a) 340,000 348,022
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(a) 665,000 654,194
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(c) 434,000 358,597
Oil, Gas & Consumable Fuels 0.6%
Petroleos Mexicanos ,
6.84%, 1/23/2030 925,000 966,995
2,653,308
Corporate Bonds
Principal
Amount ($) Value ($)
SINGAPORE 0.6%
Consumer Finance 0.6%
Avation Capital SA, 8.25%,
10/31/2026(a)(f) 1,209,184 989,348
SPAIN 0.4%
Biotechnology 0.3%
Grifols Escrow Issuer SA
3.88%, 10/15/2028(a) EUR 170,000 196,785
4.75%, 10/15/2028(a) 290,000 294,350
491,135
Independent Power and Renewable Electricity Producers
0.1%
Atlantica Sustainable
Infrastructure plc,
4.13%, 6/15/2028(a) 200,000 203,750
694,885
SWEDEN 0.5%
Commercial Services & Supplies 0.5%
Verisure Holding AB,
3.25%, 2/15/2027(a) EUR 395,000 454,917
Verisure Midholding AB,
5.25%, 2/15/2029(a) EUR 255,000 298,465
753,382
SWITZERLAND 1.3%
Capital Markets 0.5%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(d)(e) 675,000 718,031
Consumer Finance 0.8%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,103,000 1,190,578
1,908,609
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(a) 380,000 393,273
8.25%, 2/15/2025(a) 490,000 378,378
771,651
UNITED KINGDOM 2.8%
Banks 1.3%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(d)(e) 800,000 868,840
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(e) 1,030,000 1,024,890
1,893,730

56 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(a) GBP 370,000 503,122
Oil, Gas & Consumable Fuels 1.2%
Harbour Energy plc,
5.50%, 10/15/2026(a) 1,000,000 998,640
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 910,025
1,908,665
4,305,517
UNITED STATES 29.4%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 808,952
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 978,111
Airlines 0.9%
American Airlines, Inc.
5.50%, 4/20/2026(a) 225,000 236,025
5.75%, 4/20/2029(a) 190,000 204,487
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 876,130
1,316,642
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 787,280
Banks 0.4%
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 650,000 664,863
Building Products 0.5%
PGT Innovations, Inc.,
4.38%, 10/1/2029(a) 70,000 69,388
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 720,000
789,388
Chemicals 0.4%
Olympus Water US
Holding Corp., 6.25%,
10/1/2029(a) 200,000 199,500
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(a) 505,000 506,414
705,914
Commercial Services & Supplies 0.9%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(a) EUR 480,000 543,549
4.63%, 6/1/2028(a) 225,000 222,964
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
6.00%, 6/1/2029(a) 310,000 305,082
Nielsen Finance LLC
4.50%, 7/15/2029(a) 205,000 200,439
4.75%, 7/15/2031(a) 205,000 199,793
1,471,827
Communications Equipment 0.4%
CommScope , Inc., 4.75%,
9/1/2029(a) 650,000 637,780
Construction & Engineering 0.8%
Artera Services LLC,
9.03%, 12/4/2025(a) 585,000 624,488
Dycom Industries, Inc.,
4.50%, 4/15/2029(a) 633,000 642,495
1,266,983
Consumer Finance 1.8%
Ford Motor Credit Co. LLC
2.33%, 11/25/2025 EUR 1,110,000 1,323,610
3.63%, 6/17/2031 1,500,000 1,516,875
2,840,485
Diversified Telecommunication Services 0.5%
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 687,524
Electric Utilities 0.8%
NRG Energy, Inc., 3.88%,
2/15/2032(a) 815,000 798,700
Vistra Operations Co. LLC,
4.38%, 5/1/2029(a) 490,000 485,100
1,283,800
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 610,000 682,531
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc., 3.38%,
7/15/2031(a) EUR 950,000 1,130,059
Energy Equipment & Services 0.8%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 405,000 384,750
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 721,393 706,965
1,091,715
Equity Real Estate Investment Trusts (REITs) 2.8%
HAT Holdings I LLC,
3.38%, 6/15/2026(a) 680,000 674,050
iStar , Inc., 4.25%, 8/1/2025 1,225,000 1,255,625
MPT Operating
Partnership LP
4.63%, 8/1/2029 228,000 241,110
3.50%, 3/15/2031 634,000 638,818

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
Uniti Group LP, 6.00%,
1/15/2030(a) 1,550,000 1,530,625
4,340,228
Food Products 0.8%
Lamb Weston Holdings,
Inc.
4.13%, 1/31/2030(a) 615,000 615,584
4.38%, 1/31/2032(a) 615,000 615,910
1,231,494
Hotels, Restaurants & Leisure 2.0%
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(a) 688,000 770,594
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 334,914
Hilton Domestic Operating
Co., Inc., 3.63%,
2/15/2032(a) 1,335,000 1,302,439
Scientific Games
International, Inc.,
3.38%, 2/15/2026(a) EUR 135,000 157,465
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 501,212
3,066,624
Household Durables 0.2%
TopBuild Corp., 4.13%,
2/15/2032(a) 340,000 342,975
Insurance 2.0%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 1,070,000 1,306,853
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.63%,
5/23/2059(a)(e) EUR 950,000 1,135,264
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 668,775
3,110,892
Machinery 0.2%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 366,563
Media 1.7%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(a) 795,000 813,186
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 733,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 322,000 96,025
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(a) 897,000 913,729
2,555,940
Metals & Mining 1.0%
Coeur Mining, Inc., 5.13%,
2/15/2029(a)(g) 460,000 445,694
Novelis Corp.
3.25%, 11/15/2026(a) 135,000 134,663
3.88%, 8/15/2031(a) 205,000 200,141
TMS International Corp.,
6.25%, 4/15/2029(a) 750,000 774,375
1,554,873
Oil, Gas & Consumable Fuels 3.6%
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 725,000 759,438
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 1,370,000 1,433,362
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 901,485
Hess Midstream
Operations LP
5.13%, 6/15/2028(a) 520,000 540,124
4.25%, 2/15/2030(a) 305,000 305,000
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 625,750
PBF Holding Co. LLC,
9.25%, 5/15/2025(a) 215,000 208,550
Southwestern Energy Co.,
5.38%, 2/1/2029(a) 680,000 717,400
5,491,109
Paper & Forest Products 0.2%
Glatfelter Corp., 4.75%,
11/15/2029(a) 365,000 371,844
Pharmaceuticals 0.7%
Jazz Securities DAC,
4.38%, 1/15/2029(a) 400,000 411,000
Organon & Co.
2.88%, 4/30/2028(a) EUR 315,000 367,235
4.13%, 4/30/2028(a) 225,000 228,094
1,006,329
Professional Services 0.6%
CoreLogic , Inc., 4.50%,
5/1/2028(a) 945,000 933,726
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 568,531

58 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail 1.1%
Gap, Inc. (The)
3.63%, 10/1/2029(a) 105,000 102,900
3.88%, 10/1/2031(a) 105,000 102,900
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(a) 550,000 564,751
Penske Automotive Group,
Inc., 3.75%, 6/15/2029 930,000 924,894
1,695,445
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 423,225
5.50%, 8/15/2028(a) 500,000 512,500
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(a) 485,000 471,663
1,407,388
Trading Companies & Distributors 0.3%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a) 455,000 447,606
45,635,421
Total Corporate Bonds
(cost $80,755,853) 80,978,025
Foreign Government Securities 3.1%
EGYPT 0.8%
Arab Republic of Egypt,
7.30%, 9/30/2033 (a) 1,320,000 1,238,952
MEXICO 0.6%
United Mexican States,
4.28%, 8/14/2041 910,000 948,466
NIGERIA 0.3%
Federal Republic of
Nigeria, 7.38%,
9/28/2033 (a) 520,000 514,800
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,459,156
SERBIA 0.4%
Republic of Serbia, 2.05%,
9/23/2036 (a) EUR 600,000 644,209
Total Foreign Government Securities
(cost $4,568,101) 4,805,583
Common Stock 0.2%
Shares Value ($)
UNITED STATES 0.2%
Energy Equipment & Services 0.2%
FTS International, Inc.,
Class A * 9,132 241,998
Total Common Stock
(cost $172,138) 241,998
Loan Participations 4.6%
Principal
Amount ($)
CANADA 0.4%
Telecommunications 0.4%
Xplornet Communications
Inc., 2nd Lien Term
Loan, (ICE LIBOR USD
1 Month + 7.00%),
7.50%, 10/1/2029 (e) 545,000 542,275
UNITED STATES 4.2%
Airlines 0.6%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
12/31/2021 ∞(e) 955,000 963,356
Auto Components 0.2%
Autokiniton US Holdings,
Inc., 1st Lien Team Loan
B, (ICE LIBOR USD 3
Month + 4.50%), 5.00%,
4/6/2028 (e) 237,405 237,583
Commercial Services & Supplies 0.2%
MIP V Waste Holdings,
LLC, –%, 10/27/2028 233,750 232,581
Hotels, Restaurants & Leisure 1.8%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (e) 984,750 985,931
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,531,961 1,669,837
Spectacle Gary, Delayed
Draw Term Loan, (ICE
LIBOR USD 1 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 111,022 121,014
2,776,782
0
Media 0.5%
Radiate Holdco, LLC, 1st
lien Term Loan B, (ICE
LIBOR USD 1 Month +
0.00%), –%, 9/25/2026
(e) 835,000 832,537

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 59
Loan Participations
Principal
Amount ($) Value ($)
Metal Fabrication/Hardware 0.4%
Grinding Media Inc.
( Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.75%, 10/12/2028 (e) 690,000 690,863
Specialty Retail 0.3%
Petco Health & Wellness
Co., Inc., (ICE LIBOR
USD 3 Month + 3.25%),
4.00%, 3/3/2028 (e) 457,700 457,375
Transportation 0.2%
ASP LS Acquisition Corp.
1st lian Team Loan, (ICE
LIBOR USD 3 Month +
4.50%), 5.25%, 5/7/2028
(e) 340,000 340,214
Total Loan Participations
(cost $6,864,272)
7,073,566
Convertible Bonds 2.6%
Airlines 1.1%
Air Canada, 4.00%,
07/01/25 803,000 1,132,093
Spirit Airlines, Inc., 1.00%,
05/15/26 733,000 659,260
1,791,353
Hotels, Restaurants & Leisure 0.6%
DraftKings , Inc., 0.00%,
03/15/28 (a)(h) 1,019,000 888,508
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
05/15/27 715,000 317,174
Semiconductors & Semiconductor Equipment 0.7%
Enphase Energy, Inc.,
0.00%, 03/01/28 (a)(h) 927,000 1,039,039
Total Convertible Bond
(cost  $4,150,112) 4,036,074
Convertible Preferred Stock 1.1%
Banks 1.1%
Wells Fargo & Co., 7.50%, 1,068 1,623,328
Total Convertible Preferred Stock
(cost  $1,533,999) 1,623,328
Short-Term Investment 0.3%
Shares Value ($)
Money Market Fund 0.3%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
( i )(j) 456,138 456,138
Total Short-Term Investment
(cost $456,138)
456,138
Total Investments
(cost $143,763,421) — 95.2% 146,106,490
Other assets in excess of liabilities — 4.8% 7,438,456
NET ASSETS — 100.0%
$ 153,544,946
* Denotes a non-income producing security.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2021 was $114,605,722 which
represents 74.64% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of October 31, 2021.
(c) Security in default.
(d) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2021. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2021.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(g) The security or a portion of this security is on loan as of October 31, 2021. The total value of securities on
loan as of October 31, 2021 was $440,850, which was
collateralized by cash used to purchase a money market
fund with a value of $456,138.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
( i ) Represents 7-day effective yield as of October 31, 2021.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $456,138.

60 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Strategic Income Fund - October 31, 2021 - Statement of Investments - 61
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2021
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 2.89
USD
55,000,000 (4,757,145) (420,827) (5,177,972)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.47
USD
30,000,000 (654,860) (99,128) (753,988)
(5,412,005) (519,955) (5,931,960)
As of October 31, 2021, the Fund had $3,031,810 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward foreign currency contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 996,260 EUR 855,000 Brown Brothers Harriman Co. 11/18/2021 7,572
USD 10,633,739 EUR 9,166,089 JPMorgan Chase Bank 11/18/2021 34,447
USD 506,869 GBP 370,000 Brown Brothers Harriman Co. 11/18/2021 499
Net unrealized appreciation 42,518
At October 31, 2021, the Fund had $260,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar

62 - Statement of Investments - October 31, 2021 - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of October 31, 2021:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 21 12/2021 USD 3,377,719 (55,174)
(55,174)
Short Contracts
Euro- Bobl (10) 12/2021 EUR (1,546,266) 23,560
Euro-Bund (23) 12/2021 EUR (4,469,975) 117,251
U.S. Treasury 2 Year Note (27) 12/2021 USD (5,919,750) 25,244
U.S. Treasury 5 Year Note (153) 12/2021 USD (18,627,750) 252,833
U.S. Treasury 10 Year Note (39) 12/2021 USD (5,097,422) 93,754
U.S. Treasury 10 Year Ultra Note (121) 12/2021 USD (17,548,781) 274,517
U.S. Treasury Ultra Bond (49) 12/2021 USD (9,623,906) (27,952)
USD 10 Year Interest Rate Swap (27) 12/2021 USD (2,736,703) 43,807
803,014
747,840
As of October 31, 2021, the Fund had $829,008 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - October 31, 2021 - Statement of Investments - 63
Common Stocks 98.1%
Shares Value ($)
ARGENTINA 0.4%
Internet & Direct Marketing Retail 0.4%
MercadoLibre , Inc. * 500 740,510
AUSTRALIA 4.0%
Banks 0.4%
National Australia Bank Ltd. 40,000 860,163
Biotechnology 0.4%
CSL Ltd. 4,000 906,968
Food & Staples Retailing 0.4%
Woolworths Group Ltd. 33,000 947,543
Metals & Mining 2.2%
BHP Group Ltd. (a) 65,000 1,782,928
BHP Group plc 50,000 1,328,218
Rio Tinto plc 20,000 1,246,174
4,357,320
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,295,182
8,367,176
BRAZIL 0.2%
Metals & Mining 0.2%
Vale SA, ADR 40,000 509,200
CANADA 2.4%
Auto Components 0.6%
Magna International, Inc. 15,000 1,220,143
Banks 0.5%
Canadian Imperial Bank of
Commerce (a) 8,000 970,718
Chemicals 0.3%
Nutrien Ltd. 10,000 698,933
Diversified Telecommunication Services 0.5%
BCE, Inc. 22,000 1,132,531
Insurance 0.5%
Sun Life Financial, Inc. 20,000 1,139,787
5,162,112
CHINA 3.1%
Automobiles 0.4%
BYD Co. Ltd., Class H 23,000 879,999
Banks 0.4%
China Construction Bank
Corp., Class H 1,100,000 749,972
Food Products 0.6%
Wilmar International Ltd. 378,736 1,216,128
Gas Utilities 0.3%
ENN Energy Holdings Ltd. 40,000 693,201
Interactive Media & Services 0.5%
Tencent Holdings Ltd. 17,500 1,086,509
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd.,
ADR * 5,000 824,700
Semiconductors & Semiconductor Equipment 0.5%
NXP Semiconductors NV 5,000 1,004,300
6,454,809
Common Stocks
Shares Value ($)
COLOMBIA 0.2%
Banks 0.2%
Grupo Aval Acciones y
Valores SA, ADR 60,000 361,800
DENMARK 2.5%
Air Freight & Logistics 0.5%
DSV A/S 5,000 1,162,449
Electric Utilities 0.4%
Orsted A/S Reg. S (b) 6,000 847,445
Marine 0.7%
AP Moller - Maersk A/S,
Class B 500 1,449,428
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 17,000 1,869,875
5,329,197
FINLAND 0.3%
Multiline Retail 0.3%
Tokmanni Group Corp. 25,000 570,069
FRANCE 10.6%
Auto Components 0.7%
Cie Generale des
Etablissements Michelin
SCA 10,000 1,569,980
Banks 1.0%
BNP Paribas SA 15,000 1,006,260
Credit Agricole SA 75,000 1,133,176
2,139,436
Chemicals 1.0%
Air Liquide SA 13,000 2,173,008
Construction & Engineering 0.7%
Bouygues SA 35,000 1,414,052
Food & Staples Retailing 0.3%
Carrefour SA 38,000 688,251
IT Services 0.8%
Capgemini SE 7,000 1,632,068
Oil, Gas & Consumable Fuels 0.7%
TotalEnergies SE 30,000 1,504,165
Personal Products 1.3%
L'Oreal SA 6,000 2,743,749
Pharmaceuticals 0.5%
Sanofi 10,000 1,001,003
Professional Services 0.5%
Teleperformance 2,500 1,044,846
Textiles, Apparel & Luxury Goods 3.1%
Hermes International 900 1,429,413
Kering SA 2,000 1,500,528
LVMH Moet Hennessy Louis
Vuitton SE 4,500 3,527,882
6,457,823
22,368,381

64 - Statement of Investments - October 31, 2021 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY 7.2%
Air Freight & Logistics 1.0%
Deutsche Post AG
(Registered) 33,000 2,039,999
Automobiles 1.0%
Daimler AG (Registered) 12,000 1,189,421
Porsche Automobil Holding
SE (Preference) 10,000 1,038,474
2,227,895
Chemicals 0.8%
BASF SE 23,000 1,656,157
Construction Materials 0.5%
HeidelbergCement AG 15,000 1,129,817
Diversified Telecommunication Services 0.6%
Deutsche Telekom AG
(Registered) 70,000 1,301,525
Industrial Conglomerates 0.6%
Siemens AG (Registered) 7,500 1,215,769
Insurance 0.3%
Allianz SE (Registered) 3,000 697,671
Multi-Utilities 0.9%
E.ON SE 150,000 1,901,641
Pharmaceuticals 0.6%
Merck KGaA 5,000 1,180,603
Software 0.9%
SAP SE 13,000 1,882,776
15,233,853
HONG KONG 2.8%
Capital Markets 0.6%
Hong Kong Exchanges &
Clearing Ltd. 22,000 1,335,169
Diversified Telecommunication Services 0.4%
HKT Trust & HKT Ltd. 600,000 814,766
Industrial Conglomerates 0.5%
Jardine Matheson Holdings
Ltd. 20,000 1,159,329
Insurance 0.8%
AIA Group Ltd. 130,000 1,469,108
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 170,000 1,051,126
5,829,498
HUNGARY 0.9%
Banks 0.6%
OTP Bank Nyrt . * 20,000 1,200,400
Pharmaceuticals 0.3%
Richter Gedeon Nyrt . 26,000 728,870
1,929,270
INDIA 1.3%
IT Services 1.3%
Infosys Ltd., ADR 75,000 1,671,000
Wipro Ltd., ADR 130,000 1,164,800
2,835,800
Common Stocks
Shares Value ($)
IRELAND 0.4%
Construction Materials 0.4%
CRH plc 18,000 861,997
ITALY 1.7%
Banks 0.4%
Intesa Sanpaolo SpA 300,000 854,635
Electric Utilities 0.8%
Enel SpA 200,000 1,675,293
Electrical Equipment 0.5%
Prysmian SpA 28,000 1,056,725
3,586,653
JAPAN 21.2%
Auto Components 0.4%
Bridgestone Corp. 20,900 922,280
Automobiles 2.4%
Honda Motor Co. Ltd. 35,000 1,031,074
Suzuki Motor Corp. 25,000 1,116,414
Toyota Motor Corp. 100,000 1,759,630
Yamaha Motor Co. Ltd. 35,000 974,823
4,881,941
Banks 1.0%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,094,694
Sumitomo Mitsui Financial
Group, Inc. 30,000 972,618
2,067,312
Building Products 0.5%
Daikin Industries Ltd. 5,000 1,095,812
Chemicals 0.9%
Mitsui Chemicals, Inc. 35,000 1,041,428
Shin-Etsu Chemical Co. Ltd. 5,000 891,455
1,932,883
Diversified Telecommunication Services 0.5%
Nippon Telegraph &
Telephone Corp. 40,000 1,120,131
Electric Utilities 0.2%
Kansai Electric Power Co.,
Inc. (The) 50,000 460,470
Electrical Equipment 1.0%
Mitsubishi Electric Corp. 110,000 1,475,855
Nidec Corp. 5,000 552,997
2,028,852
Electronic Equipment, Instruments & Components 0.9%
Keyence Corp. 1,200 723,612
Murata Manufacturing Co.
Ltd. 15,000 1,141,761
1,865,373
Entertainment 0.7%
Nintendo Co. Ltd. 3,500 1,547,362
Food & Staples Retailing 0.5%
Seven & i Holdings Co. Ltd. 27,000 1,132,912
Health Care Equipment & Supplies 1.2%
Hoya Corp. 9,000 1,323,961
Olympus Corp. 55,000 1,190,184
2,514,145

Nationwide Bailard International Equities Fund - October 31, 2021 - Statement of Investments - 65
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0.2%
M3, Inc. 8,000 472,101
Household Durables 1.8%
Panasonic Corp. 110,000 1,347,775
Sekisui Chemical Co. Ltd. 40,000 656,324
Sony Group Corp. 13,000 1,502,574
3,506,673
Household Products 0.2%
Unicharm Corp. 12,000 484,055
Industrial Conglomerates 0.5%
Hitachi Ltd. 20,000 1,153,325
Insurance 0.3%
Tokio Marine Holdings, Inc. 13,000 679,710
IT Services 1.2%
Fujitsu Ltd. 7,000 1,208,113
NEC Corp. 25,000 1,279,598
2,487,711
Machinery 0.4%
Komatsu Ltd. 33,000 862,011
Personal Products 0.4%
Kao Corp. 15,000 847,634
Pharmaceuticals 1.0%
Astellas Pharma, Inc. 70,000 1,179,494
Takeda Pharmaceutical Co.
Ltd. 33,000 926,763
2,106,257
Professional Services 1.1%
Recruit Holdings Co. Ltd. 35,000 2,332,722
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 11,000 905,051
Tokyo Electron Ltd. 2,500 1,165,513
2,070,564
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 1,700 1,129,286
Technology Hardware, Storage & Peripherals 0.4%
Canon, Inc. (a) 40,000 893,228
Tobacco 0.2%
Japan Tobacco, Inc. 25,000 490,523
Trading Companies & Distributors 0.5%
ITOCHU Corp. 40,000 1,140,608
Wireless Telecommunication Services 1.3%
KDDI Corp. 27,000 836,994
SoftBank Corp. 63,000 860,347
SoftBank Group Corp. 17,000 922,588
2,619,929
44,845,810
NETHERLANDS 9.0%
Banks 1.0%
ING Groep NV 140,000 2,125,173
Capital Markets 0.4%
Euronext NV Reg. S (b) 8,000 899,600
Chemicals 0.7%
Akzo Nobel NV 13,000 1,496,492
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Financial Services 0.7%
EXOR NV 15,000 1,415,983
Food & Staples Retailing 0.8%
Koninklijke Ahold Delhaize
NV 55,000 1,790,213
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV 13,263 624,938
IT Services 0.4%
Adyen NV Reg. S *(b) 300 906,210
Oil, Gas & Consumable Fuels 0.4%
Royal Dutch Shell plc, Class
B 40,000 917,264
Professional Services 1.7%
Randstad NV 22,000 1,579,208
Wolters Kluwer NV 20,000 2,096,620
3,675,828
Semiconductors & Semiconductor Equipment 2.6%
ASML Holding NV
(Registered), NYRS 6,500 5,283,721
19,135,422
NORWAY 0.7%
Metals & Mining 0.7%
Norsk Hydro ASA 200,000 1,469,641
PERU 0.2%
Metals & Mining 0.2%
Southern Copper Corp. 8,000 479,920
RUSSIA 1.4%
Banks 0.5%
Sberbank of Russia PJSC,
ADR 55,000 1,103,029
Metals & Mining 0.3%
Severstal PAO, GDR Reg. S 30,000 686,855
Oil, Gas & Consumable Fuels 0.6%
LUKOIL PJSC, ADR 11,000 1,120,045
2,909,929
SINGAPORE 1.9%
Banks 1.5%
DBS Group Holdings Ltd. 65,000 1,514,663
Oversea-Chinese Banking
Corp. Ltd. 200,000 1,755,064
3,269,727
Real Estate Management & Development 0.4%
Capitaland Investment Ltd. * 300,000 765,295
4,035,022
SOUTH AFRICA 0.8%
Metals & Mining 0.8%
Anglo American plc 45,000 1,704,587
SOUTH KOREA 1.7%
Banks 0.5%
KB Financial Group, Inc. 20,000 963,700
Interactive Media & Services 0.5%
NAVER Corp. 3,000 1,050,075

66 - Statement of Investments - October 31, 2021 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals 0.7%
Samsung Electronics Co. Ltd. 25,000 1,497,800
3,511,575
SPAIN 2.8%
Banks 1.4%
Banco Bilbao Vizcaya
Argentaria SA 200,000 1,403,194
Banco Santander SA (a) 425,000 1,613,726
3,016,920
Diversified Telecommunication Services 0.7%
Telefonica SA 330,000 1,435,598
Electric Utilities 0.7%
Iberdrola SA 130,000 1,538,225
5,990,743
SWEDEN 1.7%
Communications Equipment 0.5%
Telefonaktiebolaget LM
Ericsson, Class B 100,000 1,095,147
Household Durables 0.6%
Husqvarna AB, Class B (a) 100,000 1,424,922
Machinery 0.6%
Volvo AB, Class B 50,000 1,165,976
3,686,045
SWITZERLAND 5.0%
Capital Markets 0.5%
UBS Group AG (Registered) 60,000 1,094,475
Food Products 1.2%
Nestle SA (Registered) 20,000 2,641,807
Insurance 0.5%
Swiss Life Holding AG
(Registered) 2,000 1,099,999
Pharmaceuticals 1.6%
Novartis AG (Registered) 8,000 662,043
Roche Holding AG 7,000 2,711,890
3,373,933
Semiconductors & Semiconductor Equipment 0.6%
STMicroelectronics NV 25,000 1,185,947
Technology Hardware, Storage & Peripherals 0.6%
Logitech International SA
(Registered) 14,000 1,167,989
10,564,150
TAIWAN 1.9%
Entertainment 0.6%
Sea Ltd., ADR * 3,500 1,202,495
Semiconductors & Semiconductor Equipment 1.3%
MediaTek , Inc. 18,000 595,073
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 20,000 2,274,000
2,869,073
4,071,568
Common Stocks
Shares Value ($)
UNITED KINGDOM 8.6%
Aerospace & Defense 0.4%
BAE Systems plc 120,000 904,793
Banks 0.7%
Barclays plc 570,000 1,572,664
Beverages 0.9%
Diageo plc 40,000 1,991,321
Household Durables 0.4%
Persimmon plc 20,000 745,604
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. 200,000 1,347,482
Insurance 0.6%
Phoenix Group Holdings plc 70,000 630,056
Prudential plc 30,000 614,180
1,244,236
Oil, Gas & Consumable Fuels 1.2%
BP plc 500,000 2,399,667
Personal Products 1.0%
Unilever plc 40,000 2,141,267
Pharmaceuticals 1.4%
AstraZeneca plc, ADR 27,000 1,684,259
GlaxoSmithKline plc 55,000 1,142,763
2,827,022
Professional Services 0.9%
RELX plc 60,000 1,856,826
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group plc 40,000 1,059,137
18,090,019
UNITED STATES 3.2%
Automobiles 0.9%
Stellantis NV 104,519 2,086,286
Electrical Equipment 0.9%
Schneider Electric SE 11,000 1,902,696
IT Services 0.5%
Globant SA * 3,000 957,570
Trading Companies & Distributors 0.9%
Ferguson plc 12,000 1,807,138
6,753,690
Total Common Stocks
(cost $158,126,616) 207,388,446
Exchange Traded Fund 0.7%
UNITED STATES 0.7%
VanEck Vietnam ETF (a) 70,000 1,421,000
Total Exchange Traded Fund
(cost $1,268,749) 1,421,000

Nationwide Bailard International Equities Fund - October 31, 2021 - Statement of Investments - 67
Short-Term Investment 2.0%
Shares Value ($)
Money Market Fund 2.0%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 4,327,616 4,327,616
Total Short-Term Investment
(cost $4,327,616) 4,327,616
Total Investments
(cost $163,722,981)   — 100.8% 213,137,062
Liabilities in excess of other assets
— (0.8)% (1,680,198)
NET ASSETS — 100.0%
$ 211,456,864
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $5,875,482, which was collateralized
by cash used to purchase a money market fund with a total
value of $4,327,616 and by $1,897,833 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
10/28/2021 – 2/15/2050; a total value of $6,225,449.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2021
was $2,653,255 which represents 1.25% of net assets.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $4,327,616.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Corporate Bonds 31.1%
Principal
Amount ($) Value ($)
BRAZIL 2.8%
Chemicals 0.6%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 420,000 426,199
Energy Equipment & Services 0.3%
Guara Norte Sarl , 5.20%,
6/15/2034(a) 245,573 240,661
Internet & Direct Marketing Retail 0.3%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 186,002
Marine 0.5%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 200,000 187,653
MV24 Capital BV, Reg. S,
6.75%, 6/1/2034 186,754 192,639
380,292
Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance
BV, 5.60%, 1/3/2031 340,000 355,640
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 412,682
2,001,476
CHILE 0.3%
Construction & Engineering 0.3%
ATP Tower Holdings LLC,
4.05%, 4/27/2026(a) 210,000 209,790
CHINA 1.5%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 712,782
Real Estate Management & Development 0.5%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 158,021
Sunac China Holdings
Ltd., Reg. S, 6.50%,
1/26/2026 309,000 219,345
377,366
1,090,148
COLOMBIA 1.2%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 430,100
Oil, Gas & Consumable Fuels 0.6%
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 448,504
878,604
Corporate Bonds
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.3%
Electric Utilities 0.3%
AES Andres BV, 5.70%,
5/4/2028(a) 211,000 216,201
ECUADOR 0.5%
Construction & Engineering 0.5%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 352,861 383,634
GEORGIA 1.3%
Banks 0.5%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 351,000 368,452
Capital Markets 0.3%
Georgia Capital JSC,
6.13%, 3/9/2024(a) 243,000 248,832
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 360,636
977,920
GUATEMALA 0.2%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(b) 164,000 164,244
INDIA 1.4%
Diversified Financial Services 0.7%
REC Ltd., Reg. S, 4.63%,
3/22/2028 493,000 529,324
Electric Utilities 0.7%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 277,731
India Green Power
Holdings, 4.00%,
2/22/2027(a) 220,000 220,275
498,006
1,027,330
INDONESIA 2.2%
Banks 0.5%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 353,215
Diversified Telecommunication Services 0.5%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 356,662

Nationwide Emerging Markets Debt Fund - October 31, 2021 - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
INDONESIA
Electric Utilities 0.5%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 331,912
Oil, Gas & Consumable Fuels 0.7%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 494,422
1,536,211
ISRAEL 1.4%
Oil, Gas & Consumable Fuels 0.4%
Energean Israel Finance
Ltd., Reg. S, 4.88%,
3/30/2026(a) 297,000 301,752
Pharmaceuticals 1.0%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 687,980
989,732
KAZAKHSTAN 1.3%
Banks 0.8%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(a) KZT 223,000,000 520,716
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 366,169
886,885
KUWAIT 0.3%
Chemicals 0.3%
MEGlobal Canada
ULC, Reg. S, 5.00%,
5/18/2025 220,000 240,865
MEXICO 6.1%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.12%,
1/18/2033(b) 420,000 433,230
Construction Materials 0.3%
Cemex SAB de CV,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.53%), 5.12%,
6/08/2026(a)(b)(c) 200,000 206,627
Consumer Finance 0.3%
Unifin Financiera SAB de
CV, 9.88%, 1/28/2029(a) 227,000 210,657
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 455,629
Oil, Gas & Consumable Fuels 3.8%
Petroleos Mexicanos
Reg. S, 7.19%,
9/12/2024 MXN 11,891,200 549,801
6.75%, 9/21/2047 965,000 853,543
6.35%, 2/12/2048 1,012,000 862,730
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 418,366
2,684,440
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 366,632
4,357,215
MOROCCO 0.3%
Specialty Retail 0.3%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 176,000 185,768
NIGERIA 1.5%
Banks 0.6%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 427,584
Construction & Engineering 0.9%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 599,575
1,027,159
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 293,542
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 192,383 200,562
494,104
PERU 0.8%
Oil, Gas & Consumable Fuels 0.3%
Petroleos del Peru SA,
5.63%, 6/19/2047(a) 200,000 203,000
Specialty Retail 0.5%
InRetail Consumer, 3.25%,
3/22/2028(a) 360,000 353,772
556,772

70 - Statement of Investments - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA 1.4%
Banks 0.6%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 410,480
Consumer Finance 0.8%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 569,376
979,856
SAUDI ARABIA 0.5%
Real Estate Management & Development 0.5%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 305,599
SINGAPORE 0.6%
Oil, Gas & Consumable Fuels 0.6%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 405,535
SOUTH AFRICA 1.1%
Diversified Telecommunication Services 0.8%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(a) 565,000 586,187
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 208,000
794,187
TANZANIA, UNITED REPUBLIC OF 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 285,247
TUNISIA 1.4%
Banks 1.4%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 694,821
Reg. S, 5.63%,
2/17/2024 EUR 329,000 309,736
1,004,557
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 379,689
UNITED ARAB EMIRATES 1.1%
Diversified Financial Services 0.6%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 404,645
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.16%, 3/31/2034 368,000 358,443
763,088
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 28,000
Total Corporate Bonds
(cost $21,955,700) 22,169,816
Foreign Government Securities 63.1%
ANGOLA 0.9%
Republic of Angola, Reg.
S, 9.38%, 5/8/2048 638,000 633,087
ARGENTINA 2.1%
Argentine Republic
1.00%, 7/9/2029 154,204 55,900
0.50%, 7/9/2030 (e) 758,991 258,892
1.13%, 7/9/2035 (e) 1,390,528 428,992
2.00%, 1/9/2038 (e) 192,079 70,185
1.13%, 7/9/2046 (e) 2,045,730 645,735
1,459,704
ARMENIA 0.6%
Republic of Armenia,
3.95%, 9/26/2029 (a) 470,000 457,075
BAHAMAS 1.8%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,000,000 903,260
8.95%, 10/15/2032 (a) 350,000 339,500
1,242,760
BAHRAIN 0.5%
Kingdom of Bahrain, Reg.
S, 7.00%, 1/26/2026 330,000 365,343
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 90,200 90,426
BELARUS 0.8%
Republic of Belarus,
5.88%, 2/24/2026 (a) 650,000 597,961
BELIZE 0.3%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e) 460,172 238,139
BENIN 1.2%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 634,000 714,581
6.88%, 1/19/2052 (a) 100,000 115,787
830,368

Nationwide Emerging Markets Debt Fund - October 31, 2021 - Statement of Investments - 71
Foreign Government Securities
Principal
Amount ($) Value ($)
BRAZIL 4.6%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,229,726
10.00%, 1/1/2031 6,431,000 1,011,389
3,241,115
CAMEROON 0.8%
Republic of Cameroon,
5.95%, 7/7/2032 (a) EUR 520,000 585,142
CHILE 1.7%
Bonos de la Tesoreria de
la Republica en pesos,
Reg. S, 4.70%, 9/1/2030
(a) CLP 540,000,000 609,898
Republic of Chile, 1.90%,
9/1/2030 501,664,680 584,001
1,193,899
COLOMBIA 1.6%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 192,689
7.00%, 3/26/2031 3,876,500,000 958,590
1,151,279
CZECH REPUBLIC 0.8%
Czech Republic
Reg. S, 1.00%,
6/26/2026 CZK 6,820,000 282,706
1.50%, 4/24/2040 8,240,000 307,761
590,467
DOMINICAN REPUBLIC 1.1%
Dominican Republic
Government Bond
Reg. S, 5.95%,
1/25/2027 544,000 606,566
5.30%, 1/21/2041 (a) 211,000 208,892
815,458
EGYPT 3.5%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 619,560
7.60%, 3/1/2029 (a) 489,000 491,445
5.63%, 4/16/2030 (a) EUR 513,000 545,099
Reg. S, 8.88%,
5/29/2050 350,000 329,655
Reg. S, 8.15%,
11/20/2059 590,000 526,410
2,512,169
EL SALVADOR 0.3%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 309,000 245,655
GHANA 1.5%
Republic of Ghana
7.75%, 4/7/2029 (a) 562,000 499,553
8.63%, 4/7/2034 (a) 423,000 374,262
8.63%, 6/16/2049 (a) 267,000 225,429
1,099,244
Foreign Government Securities
Principal
Amount ($) Value ($)
INDONESIA 3.2%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 439,962
7.00%, 9/15/2030 12,516,000,000 929,810
6.50%, 2/15/2031 12,205,000,000 881,896
2,251,668
IRAQ 1.0%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 260,000 265,278
Reg. S, 5.80%,
1/15/2028 439,563 427,281
692,559
IVORY COAST 1.1%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a) EUR 120,000 135,407
Reg. S, 6.88%,
10/17/2040 250,000 303,011
Reg. S, 6.63%,
3/22/2048 270,000 310,471
748,889
JORDAN 0.4%
Hashemite Kingdom of
Jordan, Reg. S, 7.38%,
10/10/2047 283,000 292,254
MALAYSIA 1.6%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 2,314,000 576,614
3.76%, 5/22/2040 2,325,000 528,226
1,104,840
MEXICO 0.2%
Mex Bonos Desarr Fix Rt ,
5.75%, 3/5/2026 MXN 2,472,200 113,376
MOROCCO 0.5%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 341,000 361,131
NIGERIA 1.0%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 408,056
7.14%, 2/23/2030 (a) 297,000 299,409
707,465
PAKISTAN 1.4%
Islamic Republic of
Pakistan
Reg. S, 6.88%,
12/5/2027 348,000 355,458
7.38%, 4/8/2031 (a) 246,000 249,685
Reg. S, 7.38%, 4/8/2031 200,000 202,996
8.88%, 4/8/2051 (a) 200,000 200,892
1,009,031
QATAR 4.7%
State of Qatar
Reg. S, 4.00%,
3/14/2029 950,000 1,069,928

72 - Statement of Investments - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
QATAR
State of Qatar
Reg. S, 4.82%,
3/14/2049 1,230,000 1,581,288
Reg. S, 4.40%,
4/16/2050 592,000 721,524
3,372,740
ROMANIA 0.5%
Romania Government
Bond, Reg. S, 2.75%,
4/14/2041 EUR 320,000 339,911
RUSSIA 5.2%
Russian Federation
7.75%, 9/16/2026 RUB 186,704,000 2,587,087
6.90%, 5/23/2029 83,459,000 1,099,991
3,687,078
RWANDA 0.6%
Republic of Rwanda,
5.50%, 8/9/2031 (a) 427,000 434,575
SAUDI ARABIA 1.3%
Kingdom of Saudi Arabia
Reg. S, 4.63%,
10/4/2047 270,000 317,588
Reg. S, 3.75%,
1/21/2055 557,000 582,254
899,842
SERBIA 1.0%
Republic of Serbia
1.50%, 6/26/2029 (a) EUR 358,000 405,054
1.65%, 3/3/2033 (a) 300,000 325,558
730,612
SOUTH AFRICA 4.9%
Republic of South Africa
8.25%, 3/31/2032 ZAR 27,346,000 1,569,156
9.00%, 1/31/2040 34,053,000 1,898,695
3,467,851
THAILAND 1.7%
Kingdom of Thailand, Reg.
S, 1.25%, 3/12/2028 (f) THB 41,610,655 1,235,824
TURKEY 1.0%
Republic of Turkey
6.13%, 10/24/2028 330,000 323,235
7.63%, 4/26/2029 400,000 420,571
743,806
UKRAINE 2.3%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,098,000 1,169,394
Reg. S, 7.38%,
9/25/2032 466,000 479,272
1,648,666
UNITED ARAB EMIRATES 1.0%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 352,000 356,066
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 376,061
732,127
URUGUAY 2.5%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 332,284
4.38%, 12/15/2028 (f) 54,030,752 1,439,557
1,771,841
UZBEKISTAN 1.7%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 300,374
3.70%, 11/25/2030 (a) 325,000 314,171
Reg. S, 3.70%,
11/25/2030 200,000 193,336
3.90%, 10/19/2031 (a) 400,000 390,000
1,197,881
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 42,854
Total Foreign Government Securities
(cost $47,575,046) 44,936,112
Total Investments
(cost $69,530,746) — 94.2% 67,105,928
Other assets in excess of liabilities — 5.8% 4,109,290
NET ASSETS — 100.0%
$ 71,215,218
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2021 was $21,333,427 which
represents 29.96% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2021.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2021. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of October 31, 2021.
(f) Principal amounts are not adjusted for inflation.

Nationwide Emerging Markets Debt Fund - October 31, 2021 - Statement of Investments - 73
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

74 - Statement of Investments - October 31, 2021 - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of October 31, 2021:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CNY 11,441,000 USD 1,758,455 Credit Agricole Securities USA,
Inc.
**
12/15/2021 22,982
EUR 96,000 USD 110,982 JPMorgan Chase Bank 12/15/2021 112
IDR 1,657,915,000 USD 115,294 Barclays Bank plc
**
12/15/2021 1,241
USD 269,161 BRL 1,427,000 JPMorgan Chase Bank
**
12/15/2021 18,601
USD 1,301,593 CLP 1,017,859,000 Barclays Bank plc
**
12/15/2021 56,596
USD 5,080,220 EUR 4,270,211 Barclays Bank plc 12/15/2021 138,590
USD 793,801 EUR 685,000 Credit Agricole Securities USA,
Inc. 12/15/2021 1,096
USD 1,740,580 PLN 6,630,000 JPMorgan Chase Bank 12/15/2021 80,385
USD 715,864 RON 3,053,000 JPMorgan Chase Bank 12/15/2021 4,853
USD 2,748,399 ZAR 39,793,000 Credit Agricole Securities USA,
Inc. 12/15/2021 157,460
Total unrealized appreciation 481,916
CZK 58,267,057 USD 2,719,058 Credit Agricole Securities USA,
Inc. 12/15/2021 (99,233)
EUR 424,000 USD 491,639 Credit Lyonnais 12/15/2021 (972)
HUF 297,000,000 USD 1,011,255 Credit Agricole Securities USA,
Inc. 12/15/2021 (58,842)
INR 110,740,000 USD 1,490,103 Barclays Bank plc
**
12/15/2021 (18,625)
MXN 5,370,000 USD 265,655 Barclays Bank plc 12/15/2021 (6,581)
MXN 45,500,000 USD 2,242,978 JPMorgan Chase Bank 12/15/2021 (47,844)
THB 17,350,000 USD 530,805 JPMorgan Chase Bank 12/15/2021 (8,100)
USD 1,078,670 COP 4,120,000,000 Barclays Bank plc
**
12/15/2021 (12,109)
USD 1,338,140 PEN 5,494,000 Deutsche Bank Securities, Inc.
**
12/15/2021 (36,388)
USD 490,069 RUB 36,500,000 Barclays Bank plc
**
12/15/2021 (19,964)
USD 372,746 THB 12,435,000 Credit Lyonnais 12/15/2021 (1,884)
Total unrealized depreciation (310,542)
Net unrealized appreciation 171,374
** Non-deliverable forward.
Currency:
BRL Brazilian real
CLP Chilean peso
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
RON Romanian Leu
RUB Russian ruble
THB Thai baht
USD United States dollar
ZAR South African rand
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - October 31, 2021 - Statement of Investments - 75
Common Stocks 98.3%
Shares Value ($)
AUSTRIA 1.1%
Banks 1.1%
Erste Group Bank AG 15,773 677,630
BELGIUM 1.2%
Banks 1.2%
KBC Group NV 7,955 742,436
CANADA 0.8%
Road & Rail 0.8%
Canadian Pacific Railway Ltd. 6,671 516,335
CHINA 3.7%
Automobiles 0.8%
Li Auto, Inc., ADR * 15,750 513,923
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 0.6%
Ping An Insurance Group Co.
of China Ltd., Class H 55,000 396,057
Interactive Media & Services 1.2%
Tencent Holdings Ltd. 12,100 751,243
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV 3,581 719,279
2,380,502
DENMARK 1.2%
Biotechnology 1.2%
Genmab A/S * 1,754 789,613
FINLAND 0.9%
Machinery 0.9%
Metso Outotec OYJ 59,797 601,539
FRANCE 5.3%
Auto Components 1.3%
Cie Generale des
Etablissements Michelin
SCA 5,273 827,850
Banks 1.5%
Societe Generale SA 29,383 981,829
Food Products 0.8%
Danone SA 8,340 543,980
Insurance 1.7%
AXA SA 35,517 1,033,871
3,387,530
GERMANY 1.4%
Machinery 1.4%
Knorr- Bremse AG 8,669 913,555
INDIA 1.7%
Banks 1.7%
Axis Bank Ltd., GDR Reg. S * 20,408 1,110,111
INDONESIA 1.3%
Banks 1.3%
Bank Mandiri Persero Tbk . PT 1,661,500 841,867
ITALY 1.0%
Electrical Equipment 1.0%
Prysmian SpA 17,424 657,585
Common Stocks
Shares Value ($)
JAPAN 6.3%
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 13,600 380,844
Entertainment 0.6%
Nintendo Co. Ltd. 900 397,893
Household Durables 2.3%
Sony Group Corp. 12,900 1,491,017
Pharmaceuticals 0.9%
Takeda Pharmaceutical Co.
Ltd. 19,959 560,523
Professional Services 0.9%
TechnoPro Holdings, Inc. 18,714 596,744
Wireless Telecommunication Services 1.0%
SoftBank Group Corp. 11,300 613,249
4,040,270
NETHERLANDS 1.0%
Health Care Equipment & Supplies 1.0%
Koninklijke Philips NV 14,183 668,287
NORWAY 1.7%
Oil, Gas & Consumable Fuels 1.7%
Equinor ASA 43,102 1,095,843
SWITZERLAND 1.1%
Health Care Equipment & Supplies 1.1%
Alcon, Inc. 8,351 693,715
UNITED KINGDOM 9.2%
Chemicals 2.2%
Linde plc 4,403 1,405,438
Electronic Equipment, Instruments & Components 1.4%
Spectris plc 17,273 891,214
Personal Products 1.1%
Unilever plc 13,128 703,356
Pharmaceuticals 1.8%
AstraZeneca plc 9,551 1,191,716
Software 1.3%
Sage Group plc (The) 88,494 861,364
Trading Companies & Distributors 1.4%
Ashtead Group plc 10,711 899,719
5,952,807
UNITED STATES 59.4%
Airlines 1.3%
Southwest Airlines Co. * 18,154 858,321
Auto Components 2.1%
Aptiv plc * 7,905 1,366,695
Banks 1.9%
Wells Fargo & Co. 24,110 1,233,468
Biotechnology 2.3%
AbbVie, Inc. 7,009 803,722
Mirati Therapeutics, Inc. * 1,433 270,866
Vertex Pharmaceuticals, Inc. * 2,359 436,250
1,510,838
Capital Markets 3.8%
Ameriprise Financial, Inc. 3,988 1,204,894

76 - Statement of Investments - October 31, 2021 - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Capital Markets
T. Rowe Price Group, Inc. 5,639 1,222,987
2,427,881
Chemicals 1.7%
Ecolab, Inc. 4,944 1,098,656
Commercial Services & Supplies 2.5%
Montrose Environmental
Group, Inc. * 14,975 1,026,536
MSA Safety, Inc. 3,833 586,564
1,613,100
Communications Equipment 0.9%
Ciena Corp. * 10,922 592,955
Electrical Equipment 0.8%
Shoals Technologies Group,
Inc., Class A * 17,509 542,604
Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc. * 1,881 338,618
Entertainment 1.1%
Electronic Arts, Inc. 4,837 678,389
Food & Staples Retailing 1.7%
Costco Wholesale Corp. 2,197 1,079,913
Health Care Equipment & Supplies 0.8%
Medtronic plc 4,300 515,398
Health Care Providers & Services 3.0%
Laboratory Corp. of America
Holdings * 1,885 541,033
UnitedHealth Group, Inc. 2,971 1,368,056
1,909,089
Hotels, Restaurants & Leisure 1.3%
Vail Resorts, Inc. 2,378 819,720
Household Products 0.9%
Procter & Gamble Co. (The) 3,924 561,093
Insurance 1.4%
Marsh & McLennan Cos., Inc. 5,403 901,220
Interactive Media & Services 0.8%
Twitter, Inc. * 9,932 531,759
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc. * 603 2,033,575
IT Services 5.3%
Akamai Technologies, Inc. * 13,953 1,471,484
Snowflake, Inc., Class A * 3,390 1,199,518
Visa, Inc., Class A 3,667 776,561
3,447,563
Life Sciences Tools & Services 1.9%
Bio-Rad Laboratories, Inc.,
Class A * 1,561 1,240,495
Machinery 3.0%
AGCO Corp. 6,368 778,233
Ingersoll Rand, Inc. * 21,226 1,141,110
1,919,343
Oil, Gas & Consumable Fuels 1.3%
Hess Corp. 10,073 831,728
Pharmaceuticals 1.0%
Eli Lilly & Co. 2,597 661,612
Common Stocks
Shares Value ($)
UNITED STATES
Road & Rail 0.7%
Lyft, Inc., Class A * 9,763 447,829
Semiconductors & Semiconductor Equipment 2.7%
Micron Technology, Inc. 9,429 651,544
Universal Display Corp. 2,690 492,808
Xilinx, Inc. 3,471 624,780
1,769,132
Software 9.1%
Cadence Design Systems,
Inc. * 7,645 1,323,426
Microsoft Corp. 8,285 2,747,472
salesforce.com, Inc. * 2,943 881,988
VMware, Inc., Class A *(a) 5,414 821,304
5,774,190
Specialty Retail 1.6%
TJX Cos., Inc. (The) 16,192 1,060,414
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp. * 9,983 522,011
38,287,609
Total Common Stocks
(cost $40,682,136) 63,357,234
Short-Term Investment 1.3%
Money Market Fund 1.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (b)(c) 824,496 824,496
Total Short-Term Investment
(cost $824,496) 824,496
Total Investments
(cost $41,506,632)   — 99.6% 64,181,730
Other assets in excess of liabilities — 0.4% 261,361
NET ASSETS — 100.0%
$ 64,443,091
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The total value of securities on loan as of
October 31, 2021 was $805,072, which was collateralized by
cash used to purchase a money market fund with a value of
$824,496.
(b) Represents 7-day effective yield as of October 31, 2021.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2021 was $824,496.
ADR American Depositary Receipt
GDR Global Depositary Receipt

Nationwide Global Sustainable Equity Fund - October 31, 2021 - Statement of Investments - 77
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - October 31, 2021 - Nationwide International Small Cap Fund
Common Stocks 97.3%
Shares Value ($)
AUSTRALIA 5.0%
Capital Markets 0.3%
Pendal Group Ltd. 461,348 2,321,481
Chemicals 0.2%
Nufarm Ltd. * 340,956 1,120,347
Containers & Packaging 0.4%
Orora Ltd. 1,087,938 2,708,524
Energy Equipment & Services 0.1%
Worley Ltd. 56,479 456,823
Equity Real Estate Investment Trusts (REITs) 1.4%
Charter Hall Group 541,023 7,094,219
Ingenia Communities Group 805,288 3,955,437
11,049,656
Hotels, Restaurants & Leisure 0.2%
Domino's Pizza Enterprises
Ltd. 11,985 1,225,856
IT Services 0.5%
Tyro Payments Ltd. * 1,251,958 3,816,954
Metals & Mining 1.2%
Alumina Ltd. 496,656 740,158
Bellevue Gold Ltd. * 832,484 540,204
IGO Ltd. 136,343 985,046
Lynas Rare Earths Ltd. * 164,911 904,403
Mineral Resources Ltd. 54,456 1,574,826
Northern Star Resources Ltd. 180,161 1,244,329
OZ Minerals Ltd. 61,577 1,158,718
Pilbara Minerals Ltd. * 865,784 1,426,850
8,574,534
Oil, Gas & Consumable Fuels 0.1%
Beach Energy Ltd. 374,212 390,750
Whitehaven Coal Ltd. * 331,210 647,172
1,037,922
Software 0.3%
Siteminder Ltd. *∞ 552,100 2,101,505
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.
(a) 115,204 1,874,915
36,288,517
AUSTRIA 1.4%
Banks 0.9%
Addiko Bank AG 154,393 2,623,185
BAWAG Group AG Reg. S (b) 66,194 4,170,199
6,793,384
Construction Materials 0.2%
Wienerberger AG 33,862 1,199,322
Electronic Equipment, Instruments & Components 0.3%
AT&S Austria Technologie &
Systemtechnik AG 61,838 2,375,070
10,367,776
BELGIUM 0.9%
Air Freight & Logistics 0.3%
bpost SA * 275,708 2,358,998
Diversified Financial Services 0.6%
KBC Ancora 72,934 3,804,920
6,163,918
Common Stocks
Shares Value ($)
BRAZIL 1.4%
IT Services 0.5%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,240,500 4,022,317
Software 0.5%
TOTVS SA 652,800 3,789,243
Water Utilities 0.1%
Cia de Saneamento Basico
do Estado de Sao Paulo * 82,000 511,428
Wireless Telecommunication Services 0.3%
TIM SA * 1,010,100 2,008,101
10,331,089
CANADA 3.0%
Chemicals 0.3%
EcoSynthetix , Inc. * 532,422 2,284,390
Entertainment 0.4%
Boat Rocker Media, Inc. * 530,876 3,028,430
IT Services 1.1%
Nuvei Corp. Reg. S *(b) 67,188 8,074,938
Software 1.2%
Lightspeed Commerce, Inc.
*(a) 83,068 8,103,214
21,490,972
CAYMAN ISLANDS 0.2%
Capital Markets 0.2%
Patria Investments Ltd., Class
A 70,447 1,208,871
CHINA 2.4%
Auto Components 0.3%
Minth Group Ltd. 510,906 2,044,042
Automobiles 0.3%
Niu Technologies, ADR *(a) 70,334 1,841,344
Biotechnology 0.1%
Gracell Biotechnologies, Inc.,
ADR *(a) 68,825 736,428
Gas Utilities 0.1%
Beijing Enterprises Holdings
Ltd. 139,500 535,487
Independent Power and Renewable Electricity Producers
0.8%
China Datang Corp.
Renewable Power Co. Ltd.,
Class H 1,287,000 546,356
China Longyuan Power
Group Corp. Ltd., Class H 2,345,245 5,467,688
6,014,044
Machinery 0.6%
Airtac International Group 64,822 1,946,694
Estun Automation Co. Ltd.,
Class A 170,800 705,241
Precision Tsugami China
Corp. Ltd. Reg. S 1,106,738 1,638,392
4,290,327

Nationwide International Small Cap Fund - October 31, 2021 - Statement of Investments - 79
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 0.1%
Hutchmed China Ltd., ADR * 35,581 1,046,793
Software 0.1%
Venustech Group, Inc., Class
A 163,300 651,191
Weimob , Inc. Reg. S *(a)(b) 195,000 303,443
954,634
17,463,099
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd. 336,839 1,056,024
CZECH REPUBLIC 0.1%
Banks 0.1%
Komercni Banka A/S 27,684 1,073,794
DENMARK 1.9%
Beverages 0.3%
Royal Unibrew A/S 17,878 2,226,337
Biotechnology 0.8%
Ascendis Pharma A/S, ADR * 29,023 4,400,177
Zealand Pharma A/S * 48,972 1,568,530
5,968,707
Marine 0.3%
Dfds A/S * 38,900 2,011,636
Software 0.5%
Netcompany Group A/S Reg.
S (b) 33,395 3,817,470
14,024,150
EGYPT 0.1%
Metals & Mining 0.1%
Centamin plc 687,939 883,293
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F 15,702 1,453,490
FINLAND 1.6%
Chemicals 0.3%
Kemira OYJ (a) 127,405 1,958,520
Machinery 0.7%
Cargotec OYJ, Class B 62,585 3,250,130
Wartsila OYJ Abp 102,443 1,423,125
4,673,255
Real Estate Management & Development 0.6%
Kojamo OYJ 204,131 4,569,698
11,201,473
FRANCE 5.1%
Auto Components 0.2%
Valeo SA 41,281 1,212,718
Capital Markets 0.3%
Rothschild & Co. 56,026 2,474,235
Construction Materials 0.2%
Imerys SA 13,488 585,643
Vicat SA 24,665 1,051,710
1,637,353
Equity Real Estate Investment Trusts (REITs) 0.1%
Mercialys SA 66,156 717,376
Common Stocks
Shares Value ($)
FRANCE
Gas Utilities 0.4%
Rubis SCA 80,182 2,567,891
Hotels, Restaurants & Leisure 0.7%
Elior Group SA Reg. S *(b) 632,776 4,999,536
Household Durables 0.4%
Kaufman & Broad SA 66,344 2,662,756
Media 0.9%
Criteo SA, ADR * 19,975 659,974
JCDecaux SA * 258,906 6,755,061
7,415,035
Real Estate Management & Development 0.6%
Nexity SA 88,722 4,054,489
Road & Rail 0.1%
ALD SA Reg. S (b) 42,629 635,621
Semiconductors & Semiconductor Equipment 0.5%
SOITEC * 12,529 3,336,458
Specialty Retail 0.7%
Maisons du Monde SA Reg.
S (b) 226,609 5,131,818
36,845,286
GERMANY 1.8%
Chemicals 0.1%
Wacker Chemie AG 5,687 1,026,397
Industrial Conglomerates 0.3%
Rheinmetall AG 21,188 2,054,063
Life Sciences Tools & Services 0.7%
Evotec SE * 35,087 1,697,552
Gerresheimer AG (a) 35,136 3,221,154
4,918,706
Metals & Mining 0.3%
Aurubis AG 19,951 1,721,571
thyssenkrupp AG *(a) 58,442 607,782
2,329,353
Professional Services 0.4%
Bertrandt AG 42,508 2,776,537
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 6,564 147,441
13,252,497
GREECE 0.7%
Diversified Telecommunication Services 0.7%
Hellenic Telecommunications
Organization SA 267,103 4,729,252
HONG KONG 1.9%
Banks 0.7%
Dah Sing Financial Holdings
Ltd. 1,444,400 4,504,918
Diversified Telecommunication Services 0.3%
HKBN Ltd. 1,837,500 2,208,459
Hotels, Restaurants & Leisure 0.3%
Mandarin Oriental
International Ltd. * 959,500 2,232,395

80 - Statement of Investments - October 31, 2021 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HONG KONG
IT Services 0.3%
SUNeVision Holdings Ltd. 2,703,611 2,489,394
Real Estate Management & Development 0.3%
Kerry Properties Ltd. 786,500 2,221,870
13,657,036
IRELAND 1.6%
Banks 0.4%
AIB Group plc * 727,402 1,971,414
Bank of Ireland Group plc * 178,728 1,069,256
3,040,670
Trading Companies & Distributors 1.2%
AerCap Holdings NV * 142,216 8,396,432
11,437,102
ISRAEL 0.6%
Real Estate Management & Development 0.6%
Melisron Ltd. * 53,107 4,493,819
ITALY 4.3%
Capital Markets 0.6%
Banca Generali SpA * 98,903 4,649,501
Construction Materials 0.2%
Buzzi Unicem SpA 76,729 1,789,551
Energy Equipment & Services 0.1%
Saipem SpA *(a) 225,382 493,365
Gas Utilities 0.5%
Italgas SpA 520,709 3,309,110
Life Sciences Tools & Services 0.4%
Stevanato Group SpA *(a) 125,200 3,213,884
Machinery 0.7%
Interpump Group SpA 72,878 5,372,141
Textiles, Apparel & Luxury Goods 1.7%
Brunello Cucinelli SpA *(a) 33,847 2,054,701
OVS SpA Reg. S *(b) 2,170,232 6,223,990
Salvatore Ferragamo SpA
*(a) 147,344 3,136,346
11,415,037
Transportation Infrastructure 0.1%
Enav SpA Reg. S *(b) 236,651 1,037,814
31,280,403
JAPAN 22.4%
Air Freight & Logistics 0.3%
Kintetsu World Express, Inc. 90,700 2,183,611
Auto Components 0.5%
Ichikoh Industries Ltd. 36,100 179,005
Musashi Seimitsu Industry
Co. Ltd. 144,900 2,720,380
Nifco, Inc. 21,300 679,234
3,578,619
Automobiles 0.2%
Yamaha Motor Co. Ltd. 62,430 1,738,806
Banks 1.1%
Bank of Kyoto Ltd. (The) 92,616 4,181,478
Fukuoka Financial Group, Inc. 223,000 4,015,110
8,196,588
Common Stocks
Shares Value ($)
JAPAN
Beverages 0.3%
Ito En Ltd. 28,800 1,919,156
Building Products 0.2%
Sekisui Jushi Corp. 35,200 655,372
Sinko Industries Ltd. 32,900 595,863
1,251,235
Chemicals 1.5%
Air Water, Inc. 86,400 1,323,750
JSR Corp. 32,982 1,192,514
Lintec Corp. 29,500 659,539
Nippon Shokubai Co. Ltd. 13,200 689,562
NOF Corp. 27,000 1,356,689
Shin-Etsu Polymer Co. Ltd. 73,800 666,575
Showa Denko KK (a) 53,600 1,349,483
Tokyo Ohka Kogyo Co. Ltd. 50,530 3,217,506
10,455,618
Construction & Engineering 1.0%
COMSYS Holdings Corp. 52,500 1,301,006
EXEO Group, Inc. 55,700 1,286,744
Hibiya Engineering Ltd. 20,000 336,077
Kumagai Gumi Co. Ltd. 28,300 700,657
Kyudenko Corp. 29,300 930,106
Mirait Holdings Corp. 51,300 985,079
Nichireki Co. Ltd. 28,900 342,722
Totetsu Kogyo Co. Ltd. 15,700 341,466
Toyo Construction Co. Ltd. 69,200 346,756
Yokogawa Bridge Holdings
Corp. 32,000 645,271
7,215,884
Containers & Packaging 0.2%
FP Corp. 47,300 1,606,123
Diversified Financial Services 0.4%
Zenkoku Hosho Co. Ltd. 56,600 2,738,856
Electrical Equipment 0.3%
Ushio, Inc. 130,300 2,330,824
Electronic Equipment, Instruments & Components 0.6%
Ibiden Co. Ltd. 33,000 1,985,972
Taiyo Yuden Co. Ltd. 49,580 2,510,179
4,496,151
Entertainment 0.1%
Square Enix Holdings Co.
Ltd. 18,700 1,027,052
Equity Real Estate Investment Trusts (REITs) 0.8%
Comforia Residential REIT,
Inc. 1,263 3,680,540
Frontier Real Estate
Investment Corp. 486 2,150,326
5,830,866
Food & Staples Retailing 1.2%
Kobe Bussan Co. Ltd. (a) 67,800 2,332,436
MatsukiyoCocokara & Co. 73,900 3,282,961
Sundrug Co. Ltd. 100,900 2,958,326
8,573,723
Food Products 0.5%
Itoham Yonekyu Holdings,
Inc. 216,900 1,320,879
Kagome Co. Ltd. 15,100 383,391

Nationwide International Small Cap Fund - October 31, 2021 - Statement of Investments - 81
Common Stocks
Shares Value ($)
JAPAN
Food Products
Nichirei Corp. 86,500 2,112,866
3,817,136
Health Care Equipment & Supplies 1.1%
Asahi Intecc Co. Ltd. 155,600 4,107,436
Jeol Ltd. 24,000 1,817,157
Mani, Inc. 133,700 2,281,257
8,205,850
Household Durables 0.7%
Open House Co. Ltd. 77,900 4,932,518
Industrial Conglomerates 0.0%
†
TOKAI Holdings Corp. 43,000 326,331
Insurance 0.4%
Lifenet Insurance Co. * 296,600 2,942,840
Interactive Media & Services 0.8%
Dip Corp. 156,900 5,648,992
IT Services 0.5%
Comture Corp. 35,912 972,840
GMO internet, Inc. 37,100 1,023,164
Hennge KK *(a) 9,000 444,484
NET One Systems Co. Ltd. 36,210 1,185,960
3,626,448
Machinery 2.6%
Amada Co. Ltd. 295,300 2,917,191
Ebara Corp. 33,900 1,850,995
Fuji Corp. 64,500 1,501,937
Giken Ltd. 16,200 617,960
Hino Motors Ltd. 360,000 3,408,985
IHI Corp. 48,200 1,125,951
Kawasaki Heavy Industries
Ltd. 65,200 1,323,308
Max Co. Ltd. 39,900 634,956
Nippon Thompson Co. Ltd. 287,200 1,479,757
Shibaura Machine Co. Ltd. 28,000 653,596
Sumitomo Heavy Industries
Ltd. 51,500 1,328,739
THK Co. Ltd. 51,700 1,112,879
17,956,254
Media 0.9%
Hakuhodo DY Holdings, Inc. 348,654 5,702,474
Kadokawa Corp. 20,500 1,088,246
6,790,720
Metals & Mining 0.5%
Maruichi Steel Tube Ltd. 28,200 641,214
Mitsubishi Materials Corp. 63,800 1,238,745
Tokyo Steel Manufacturing
Co. Ltd. 63,300 706,347
Yodogawa Steel Works Ltd. 31,800 694,421
3,280,727
Oil, Gas & Consumable Fuels 0.2%
Iwatani Corp. 12,300 724,467
Japan Petroleum Exploration
Co. Ltd. 29,900 539,156
1,263,623
Personal Products 0.3%
Fancl Corp. 60,800 1,838,800
Professional Services 0.1%
BayCurrent Consulting, Inc. 1,750 724,505
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development 1.9%
Heiwa Real Estate Co. Ltd. 87,700 2,768,958
Nomura Real Estate
Holdings, Inc. 134,000 3,264,869
SRE Holdings Corp. * 60,500 4,198,635
Tokyo Tatemono Co. Ltd. 215,600 3,168,552
13,401,014
Road & Rail 0.2%
Fukuyama Transporting Co.
Ltd. 25,500 1,015,673
Nikkon Holdings Co. Ltd. 36,100 704,037
1,719,710
Semiconductors & Semiconductor Equipment 0.4%
Shinko Electric Industries Co.
Ltd. 65,940 2,660,358
Software 1.0%
Chatwork Co. Ltd. *(a) 97,300 905,837
Freee KK *(a) 37,700 2,699,584
Money Forward, Inc. * 22,689 1,546,202
Sansan , Inc. * 14,827 1,727,815
6,879,438
Textiles, Apparel & Luxury Goods 0.8%
Asics Corp. 227,000 5,654,727
Trading Companies & Distributors 0.4%
Inaba Denki Sangyo Co. Ltd. 42,200 1,011,331
Sojitz Corp. 95,080 1,568,464
Yamazen Corp. 70,000 647,973
3,227,768
Transportation Infrastructure 0.4%
Japan Airport Terminal Co.
Ltd. * 38,800 1,921,326
Sumitomo Warehouse Co.
Ltd. (The) 80,100 1,286,619
3,207,945
161,248,816
LUXEMBOURG 0.5%
Automobiles 0.4%
Arrival SA *(a) 171,199 2,829,919
Personal Products 0.1%
L'Occitane International SA 134,500 479,347
3,309,266
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,324,100 1,242,462
MEXICO 0.3%
Real Estate Management & Development 0.3%
Corp. Inmobiliaria Vesta SAB
de CV 1,063,900 1,852,058
NETHERLANDS 3.4%
Biotechnology 0.6%
Merus NV *(a) 144,259 4,046,465
Chemicals 0.3%
Corbion NV 41,212 1,959,736
Construction & Engineering 0.2%
Boskalis Westminster 60,325 1,796,792

82 - Statement of Investments - October 31, 2021 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Energy Equipment & Services 0.1%
SBM Offshore NV 32,186 508,903
Hotels, Restaurants & Leisure 0.4%
DP Eurasia NV Reg. S *(b) 2,083,323 2,587,172
Semiconductors & Semiconductor Equipment 0.4%
BE Semiconductor Industries
NV 33,316 3,055,686
Trading Companies & Distributors 1.4%
IMCD NV 46,097 10,250,053
24,204,807
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 313,304 1,611,522
NORWAY 1.0%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 44,796 1,471,734
Banks 0.1%
Sparebanken More 19,834 1,017,422
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S * 591,664 1,681,956
Food Products 0.5%
Salmar ASA 35,526 2,707,937
6,879,049
PHILIPPINES 0.3%
Hotels, Restaurants & Leisure 0.3%
Bloomberry Resorts Corp. * 17,567,200 2,371,821
RUSSIA 0.1%
Internet & Direct Marketing Retail 0.1%
Ozon Holdings plc, ADR *(a) 14,967 673,515
SOUTH KOREA 0.5%
Auto Components 0.2%
SNT Motiv Co. Ltd. 25,372 1,096,810
IT Services 0.1%
Kakao Pay Corp. *∞ 4,761 366,685
Semiconductors & Semiconductor Equipment 0.1%
Eugene Technology Co. Ltd. 32,757 1,253,690
Software 0.1%
Douzone Bizon Co. Ltd. 11,035 770,361
3,487,546
SPAIN 2.3%
Banks 0.4%
Bankinter SA 522,431 2,882,364
Electric Utilities 0.9%
Acciona SA (a) 31,907 6,120,171
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI
SA * 101,419 1,057,194
Food Products 0.6%
Ebro Foods SA (a) 93,897 1,863,091
Viscofan SA 36,137 2,472,602
4,335,693
Common Stocks
Shares Value ($)
SPAIN
Pharmaceuticals 0.3%
Almirall SA 138,501 2,059,722
16,455,144
SWEDEN 5.6%
Aerospace & Defense 0.2%
Saab AB, Class B 42,372 1,179,880
Construction & Engineering 0.2%
Peab AB, Class B 62,450 783,835
Sweco AB, Class B 63,851 1,014,957
1,798,792
Containers & Packaging 0.6%
BillerudKorsnas AB 196,783 4,122,929
Health Care Equipment & Supplies 0.8%
Cellavision AB 50,807 2,316,869
Surgical Science Sweden
AB * 108,596 3,233,798
5,550,667
Hotels, Restaurants & Leisure 0.3%
SkiStar AB * 94,860 1,978,232
Industrial Conglomerates 0.1%
Nolato AB, Class B 72,177 956,412
Leisure Products 0.5%
Thule Group AB Reg. S (b) 60,038 3,464,734
Machinery 1.4%
Indutrade AB 70,684 2,060,398
Trelleborg AB, Class B 379,306 8,682,758
10,743,156
Metals & Mining 0.2%
SSAB AB, Class A * 199,672 1,138,053
Real Estate Management & Development 0.9%
Catena AB 104,367 6,355,788
Trading Companies & Distributors 0.4%
AddTech AB, Class B 75,875 1,693,874
Beijer Ref AB 63,512 1,302,674
2,996,548
40,285,191
SWITZERLAND 3.0%
Construction & Engineering 0.1%
Implenia AG (Registered) *(a) 19,046 389,298
Life Sciences Tools & Services 1.7%
Siegfried Holding AG
(Registered) * 5,884 5,672,298
Tecan Group AG (Registered) 10,359 6,340,899
12,013,197
Machinery 0.7%
VAT Group AG Reg. S (b) 11,229 5,349,640
Specialty Retail 0.5%
Dufry AG (Registered) *(a) 72,252 3,828,996
21,581,131
TAIWAN 1.8%
Communications Equipment 0.0%
†
Accton Technology Corp. 23,853 209,970
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 190,209 1,241,172

Nationwide International Small Cap Fund - October 31, 2021 - Statement of Investments - 83
Common Stocks
Shares Value ($)
TAIWAN
Machinery 0.2%
Hiwin Technologies Corp. 97,259 1,085,390
Semiconductors & Semiconductor Equipment 1.4%
Advanced Wireless
Semiconductor Co. 236,543 1,368,605
ASMedia Technology, Inc. 16,000 941,381
ASPEED Technology, Inc. 19,500 1,951,167
Chang Wah Technology Co.
Ltd. 594,000 2,230,034
Formosa Sumco Technology
Corp. 137,801 785,762
Realtek Semiconductor Corp. 189,229 3,421,608
10,698,557
13,235,089
TURKEY 0.0%
†
Internet & Direct Marketing Retail 0.0%
†
D-MARKET Elektronik
Hizmetler ve Ticaret A/S,
ADR * 32,688 148,730
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 143,453 614,197
UNITED ARAB EMIRATES 0.7%
IT Services 0.7%
Network International
Holdings plc Reg. S *(b) 1,130,994 5,005,822
UNITED KINGDOM 19.6%
Aerospace & Defense 0.5%
Meggitt plc * 189,374 1,944,750
QinetiQ Group plc 197,600 728,810
Ultra Electronics Holdings plc 24,760 1,100,199
3,773,759
Airlines 0.6%
easyJet plc * 473,851 4,050,965
Beverages 0.1%
Britvic plc 56,196 683,334
Biotechnology 1.0%
Abcam plc * 260,211 5,919,999
Immunocore Holdings plc,
ADR *(a) 24,393 939,618
6,859,617
Building Products 0.1%
Genuit Group plc 67,658 615,102
Capital Markets 2.9%
AJ Bell plc 744,622 4,182,197
Allfunds Group plc * 172,983 3,496,937
Bridgepoint Group plc Reg.
S *(b) 28,813 195,770
Intermediate Capital Group
plc 313,140 9,414,317
Ninety One plc 887,890 3,158,174
20,447,395
Chemicals 0.4%
Synthomer plc 374,240 2,596,212
Commercial Services & Supplies 0.4%
Smart Metering Systems plc 251,598 2,810,744
Common Stocks
Shares Value ($)
UNITED KINGDOM
Construction & Engineering 0.1%
Balfour Beatty plc 272,455 947,852
Construction Materials 0.1%
Marshalls plc 73,645 712,570
Electronic Equipment, Instruments & Components 1.0%
Spectris plc 138,692 7,155,921
Energy Equipment & Services 0.1%
Subsea 7 SA 88,508 795,614
Equity Real Estate Investment Trusts (REITs) 2.7%
Safestore Holdings plc 399,563 6,576,191
UNITE Group plc (The) 385,293 5,748,977
Workspace Group plc 635,063 7,160,847
19,486,015
Food Products 0.6%
Cranswick plc 51,674 2,447,817
Tate & Lyle plc 251,314 2,230,830
4,678,647
Health Care Equipment & Supplies 0.6%
ConvaTec Group plc Reg. S
(b) 1,373,265 4,018,809
Hotels, Restaurants & Leisure 2.0%
Domino's Pizza Group plc (a) 115,569 613,007
Greggs plc 50,583 2,116,768
Restaurant Group plc (The) * 3,679,804 4,454,046
SSP Group plc * 1,330,923 4,698,753
Trainline plc Reg. S *(b) 632,753 2,745,332
14,627,906
Insurance 1.0%
Beazley plc * 817,914 4,353,903
Lancashire Holdings Ltd. 364,604 2,526,802
6,880,705
IT Services 0.7%
Softcat plc 195,922 5,211,910
Life Sciences Tools & Services 0.0%
†
Oxford Nanopore
Technologies plc *(a) 37,700 288,154
Machinery 1.9%
IMI plc 297,903 6,666,808
Rotork plc (a) 1,507,224 7,311,012
13,977,820
Media 0.4%
Hyve Group plc *(a) 1,820,616 2,705,615
Multiline Retail 0.4%
B&M European Value Retail
SA 373,594 3,240,044
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc 162,509 406,891
Real Estate Management & Development 1.0%
Savills plc 387,730 7,530,203
Road & Rail 0.2%
National Express Group plc * 462,705 1,450,757
Trading Companies & Distributors 0.3%
Grafton Group plc 44,554 818,702
Travis Perkins plc 63,393 1,339,941
2,158,643

84 - Statement of Investments - October 31, 2021 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Water Utilities 0.4%
Pennon Group plc 178,586 2,850,516
140,961,720
UNITED STATES 1.0%
Building Products 0.4%
Caesarstone Ltd. 116,721 1,456,678
Reliance Worldwide Corp.
Ltd. 419,759 1,817,278
3,273,956
Capital Markets 0.3%
GQG Partners, Inc. *∞ 1,247,400 1,876,714
GQG Partners, Inc. CRDI * 82,720 124,452
2,001,166
Semiconductors & Semiconductor Equipment 0.3%
Parade Technologies Ltd. 34,000 2,200,097
7,475,219
Total Common Stocks
(cost $549,962,327) 701,344,966
Exchange Traded Fund 1.2%
UNITED STATES 1.2%
iShares MSCI EAFE Small-
Cap ETF 114,532 8,733,065
Total Exchange Traded Fund
(cost $8,500,260) 8,733,065
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0
Short-Term Investment 3.3%
Shares
Money Market Fund 3.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 23,486,164 23,486,164
Total Short-Term Investment
(cost $23,486,164) 23,486,164
Total Investments
(cost $581,948,751)   — 101.8% 733,564,195
Liabilities in excess of other assets
— (1.8)% (13,014,192)
NET ASSETS — 100.0%
$ 720,550,003
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2021. The t otal value of securities on loan
as of October 31, 2021 was $29,263,405, which was
collateralized by cash used to purchase a money market
fund with a total value of $23,486,164 and by $9,365,706
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 3.38%, and
maturity dates ranging from 10/28/2021 – 2/15/2050; a
total value of $32,851,870.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2021 was $61,784,425 which
represents 8.57% of net assets.
(c) Represents 7-day effective yield as of October 31, 2021.
(d) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2021 was
$23,486,164.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

86 - Statements of Assets and Liabilities - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Assets:
Investment securities, at value
*
$ 296,632,575 $ 116,596,023
Cash 1,639,572 3,740,268
Cash pledged for swap contracts — 1,070,274
Restricted cash, collateral for forward foreign currency contracts — —
Deposits with broker for futures contracts — —
Foreign currencies, at value 7,928 3,503
Interest and dividends receivable 25,771 1,575,788
Security lending income receivable 8,650 588
Receivable for investments sold — 918,948
Receivable for capital shares issued 191,591 13,670
Reclaims receivable 161,327 3,251
Receivable for variation margin on centrally cleared swap contracts — —
Unrealized appreciation on forward foreign currency contracts (Note
2) — 48,385
Due from custodian — 123,489
Receivable for reimbursement from investment adviser (Note 3) 24,295 15,984
Prepaid expenses 29,865 32,729
Total Assets 298,721,574 124,142,900
Liabilities:
Payable for investments purchased — 4,507,559
Payable for capital shares redeemed 38,668 18,644
Payable for variation margin on futures contracts — —
Payable for variation margin on centrally cleared swap contracts — 182,209
Unrealized depreciation on forward foreign currency contracts (Note
2) — —
Payable upon return of securities loaned (Note 2) 2,922,279 1,810,474
Accrued expenses and other payables:
Investment advisory fees 173,035 64,164
Fund administration fees 20,727 16,732
Distribution fees 781 558
Administrative servicing fees 159,166 107
Accounting and transfer agent fees 2,671 2,535
Trustee fees 1,063 409
Deferred capital gain country tax — —
Custodian fees 594 2,245
Compliance program costs (Note 3) 91 26
Professional fees 12,638 20,848
Printing fees 924 16,687
Other 2,383 8,293
Total Liabilities 3,335,020 6,651,490
Net Assets $ 295,386,554 $ 117,491,410
* Includes value of securities on loan (Note 2) 3,219,825 1,750,911
Cost of investment securities 173,892,456 116,909,018
Cost of foreign currencies 7,848 3,539
Represented by:
Capital $ 157,129,881 $ 118,093,979
Total distributable earnings (loss) 138,256,673 (602,569)
Net Assets $ 295,386,554 $ 117,491,410

International Funds - October 31, 2021 - Statements of Assets and Liabilities - 87
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 146,106,490 $ 213,137,062 $ 67,105,928 $ 64,181,730
6,772,993 1,354,146 3,168,359 947,488
3,031,810 — — —
260,000 — — —
1,755,702 — — —
5,467 56,757 173,249 164,189
1,355,022 429,955 1,095,139 47,948
— 3,694 — 3,727
693,878 1,920,381 503,595 —
29,917 79,952 9,592 —
— 681,797 24,198 79,680
111,056 — — —
42,518 — 481,916 —
— — — —
31,869 — 10,267 14,184
32,805 28,513 17,265 29,524
160,229,527 217,692,257 72,589,508 65,468,470
6,043,344 1,611,625 916,009 —
12,123 31,624 12,428 40,625
25,405 — — —
— — — —
— — 310,542 —
456,138 4,327,616 — 824,496
71,461 133,089 42,797 40,102
14,837 19,300 16,286 16,081
519 2,237 24 11,675
11,067 14,123 74 19,475
3,441 2,658 2,117 2,230
513 746 255 216
— — 12,547 —
2,837 8,696 2,257 2,189
30 56 18 16
24,274 33,322 31,673 33,856
12,981 35,157 15,814 28,082
5,611 15,144 11,449 6,336
6,684,581 6,235,393 1,374,290 1,025,379
$ 153,544,946 $ 211,456,864 $ 71,215,218 $ 64,443,091
440,850 5,875,482 — 805,072
143,763,421 163,722,981 69,530,746 41,506,632
5,467 57,160 178,046 163,402
$ 152,128,871 $ 169,961,813 $ 71,845,437 $ 34,480,380
1,416,075 41,495,051 (630,219) 29,962,711
$ 153,544,946 $ 211,456,864 $ 71,215,218 $ 64,443,091

88 - Statements of Assets and Liabilities - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Net Assets:
Class A Shares $ 3,634,132 $ 1,138,574
Class C Shares — 380,798
Class M Shares — —
Class R6 Shares 11,342,952 114,476,742
Eagle Class Shares 9,399 —
Institutional Service Class Shares 280,400,071 1,495,296
Total $ 295,386,554 $ 117,491,410
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 118,686 114,628
Class C Shares — 38,470
Class M Shares — —
Class R6 Shares 367,363 11,511,723
Eagle Class Shares 298 —
Institutional Service Class Shares 8,900,882 150,418
Total 9,387,229 11,815,239
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 30.62(a) $ 9.93(b)
Class C Shares $ — $ 9.90(c)
Class M Shares $ — $ —
Class R6 Shares $ 30.88 $ 9.94
Eagle Class Shares $ 31.54 $ —
Institutional Service Class Shares $ 31.50 $ 9.94
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 32.49 $ 10.16
Maximum Sales Charge:
Class A Shares 5.75% 2.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - October 31, 2021 - Statements of Assets and Liabilities - 89
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 1,409,751 $ 4,314,288 $ 80,202 $ 47,775,067
256,060 1,559,050 7,637 2,066,423
— 185,471,791 — —
97,899,024 10,518,754 71,093,276 7,681,569
— — — —
53,980,111 9,592,981 34,103 6,920,032
$ 153,544,946 $ 211,456,864 $ 71,215,218 $ 64,443,091
133,613 459,846 8,234 1,846,686
24,299 169,917 793 86,022
— 19,737,248 — —
9,279,749 1,119,322 7,294,401 285,707
— — — —
5,118,177 1,021,108 3,502 257,374
14,555,838 22,507,441 7,306,930 2,475,789
$ 10.55(b) $ 9.38(a) $ 9.74(b) $ 25.87(a)
$ 10.54(c) $ 9.18(c) $ 9.63(c) $ 24.02(c)
$ — $ 9.40 $ — $ —
$ 10.55 $ 9.40 $ 9.75 $ 26.89
$ — $ — $ — $ —
$ 10.55 $ 9.39 $ 9.74 $ 26.89
$ 10.79 $ 9.95 $ 9.96 $ 27.45
2.25% 5.75% 2.25% 5.75%

90 - Statement of Assets and Liabilities - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Assets:
Investment securities, at value
*
$ 733,564,195
Cash 2,069,409
Foreign currencies, at value 1,753,769
Interest and dividends receivable 1,086,208
Security lending income receivable 21,149
Receivable for investments sold 7,610,900
Receivable for capital shares issued 6,158,539
Reclaims receivable 613,515
Receivable for reimbursement from investment adviser (Note 3) 29,838
Prepaid expenses 13,733
Total Assets 752,921,255
Liabilities:
Payable for investments purchased 8,121,266
Payable for capital shares redeemed 111,330
Payable upon return of securities loaned (Note 2) 23,486,164
Accrued expenses and other payables:
Investment advisory fees 565,836
Fund administration fees 25,134
Distribution fees 242
Administrative servicing fees 15,809
Accounting and transfer agent fees 1,033
Trustee fees 2,552
Custodian fees 81
Compliance program costs (Note 3) 192
Professional fees 22,523
Printing fees 13,809
Other 5,281
Total Liabilities 32,371,252
Net Assets $ 720,550,003
* Includes value of securities on loan (Note 2) 29,263,405
Cost of investment securities 581,948,751
Cost of foreign currencies 1,754,470
Represented by:
Capital $ 489,134,285
Total distributable earnings (loss) 231,415,718
Net Assets $ 720,550,003

International Funds - October 31, 2021 - Statement of Assets and Liabilities - 91
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Net Assets:
Class A Shares $ 1,157,901
Class R6 Shares 675,665,946
Institutional Service Class Shares 43,726,156
Total $ 720,550,003
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 84,727
Class R6 Shares 49,119,717
Institutional Service Class Shares 3,184,299
Total 52,388,743
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13.67(a)
Class R6 Shares $ 13.76
Institutional Service Class Shares $ 13.73
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14.50
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

92 - Statements of Operations - For the Year Ended October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Dividend income $ 1,861,243 $ —
Income from securities lending (Note 2) 149,146 15,354
Interest income 3,962 7,305,282
Income from non-cash dividends — —
Foreign tax withholding (208,311) (14,461)
Total Income 1,806,040 7,306,175
EXPENSES:
Investment advisory fees 2,073,039 777,158
Fund administration fees 156,519 118,671
Distribution fees Class A 7,929 2,984
Distribution fees Class C — 4,499
Administrative servicing fees Class A 2,537 325
Administrative servicing fees Class C — 270
Administrative servicing fees Eagle Class 1 —
Administrative servicing fees Institutional Service Class 704,500 1,809
Registration and filing fees 54,814 55,762
Professional fees 40,411 40,341
Printing fees 19,429 9,842
Trustee fees 8,972 3,549
Custodian fees 12,113 4,780
Accounting and transfer agent fees 10,807 14,432
Compliance program costs (Note 3) 1,089 439
Other 10,388 6,265
Total expenses before expenses reimbursed 3,102,548 1,041,126
Expenses reimbursed by adviser (Note 3) (249,610) (179,168)
Net Expenses 2,852,938 861,958
NET INVESTMENT INCOME/(LOSS) (1,046,898) 6,444,217
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † 19,948,041 4,534,958
Expiration or closing of futures contracts (Note 2) — —
Settlement of forward foreign currency contracts (Note 2) — 220,147
Foreign currency transactions (Note 2) (37,594) 29,868
Expiration or closing of swap contracts (Note 2) — (304,623)
Net realized gains (losses) 19,910,447 4,480,350
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 45,905,929 5,433,584
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) — (154,341)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (2,689) (1,044)
Swap contracts (Note 2) — (358,396)
Unfunded Commitments — 2,692
Net change in unrealized appreciation/depreciation 45,903,240 4,922,495
Net increase from payment by affiliate (Note 3) 77,738 —
Net realized/unrealized gains (losses) 65,891,425 9,402,845
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 64,844,527 $ 15,847,062
† Net of capital gain country taxes $ — $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Year Ended October 31, 2021 - Statements of Operations - 93
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide
Emerging Markets
Debt Fund
Nationwide Global
Sustainable Equity
Fund
$ 55,350 $ 6,091,188 $ — $ 741,328
1,390 35,526 — 11,770
7,131,587 1,397 4,445,754 —
— 964,020 — —
(16,477) (506,681) (32,918) (43,161)
7,171,850 6,585,450 4,412,836 709,937
848,424 1,536,900 529,953 448,329
125,617 137,396 106,995 103,391
4,467 10,707 199 110,762
3,844 17,766 79 22,529
1,504 3,699 — 44,304
423 1,220 — 338
— — — —
53,011 4,401 31 5,755
54,083 65,904 53,302 55,376
45,912 60,367 61,329 49,757
18,330 36,826 8,289 32,012
4,495 6,041 2,206 1,770
6,111 14,842 3,789 3,055
18,664 22,926 10,812 20,879
557 758 275 221
6,815 9,985 7,390 4,870
1,192,257 1,929,738 784,649 903,348
(370,812) — (101,667) (150,314)
821,445 1,929,738 682,982 753,034
6,350,405 4,655,712 3,729,854 (43,097)
6,840,705 8,876,712 624,584 7,603,022
1,696,834 — — —
303,879 — (40,485) —
(128,586) (1,475) 13,230 (7,012)
(7,417,075) — – —
1,295,757 8,875,237 597,329 7,596,010
6,472,558 36,705,759 (1,436,573) 12,561,816
(190,326) — — —
(44,043) — 113,856 —
80,877 (20,699) (5,814) 1,766
1,607,703 — — —
3,525 — — —
7,930,294 36,685,060 (1,328,531) 12,563,582
— — — —
9,226,051 45,560,297 (731,202) 20,159,592
$ 15,576,456 $ 50,216,009 $ 2,998,652 $ 20,116,495
$ — $ — $ (65,246) $ —
$ — $ — $ 13,500 $ —

94 - Statement of Operations - For the Year Ended October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International
Small Cap
Fund
INVESTMENT INCOME:
Dividend income $ 14,809,749
Income from securities lending (Note 2) 169,006
Interest income 23
Foreign tax withholding (1,064,461)
Total Income 13,914,317
EXPENSES:
Investment advisory fees 6,473,985
Fund administration fees 244,490
Distribution fees Class A 1,745
Administrative servicing fees Class A 1,154
Administrative servicing fees Institutional Service Class 37,879
Registration and filing fees 48,122
Professional fees 86,706
Printing fees 17,439
Trustee fees 20,523
Custodian fees 30,024
Accounting and transfer agent fees 12,654
Compliance program costs (Note 3) 2,573
Other 17,007
Total expenses before expenses reimbursed 6,994,301
Expenses reimbursed by adviser (Note 3) (141,089)
Net Expenses 6,853,212
NET INVESTMENT INCOME 7,061,105
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † 91,876,391
Foreign currency transactions (Note 2) (61,847)
Net realized gains (losses) 91,814,544
Net change in unrealized appreciation/depreciation in the value of:
Investment securities†† 127,158,790
Translation of assets and liabilities denominated in foreign currencies (Note 2) (40,506)
Net change in unrealized appreciation/depreciation 127,118,284
Net realized/unrealized gains (losses) 218,932,828
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 225,993,933
† Net of capital gain country taxes $ (3,046)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 8,663

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - October 31, 2021 - International Funds
Nationwide AllianzGI International Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ (1,046,898) $ 1,931,515
Net realized gains (losses) 19,910,447 5,287,516
Net change in unrealized appreciation/depreciation 45,903,240 71,427,415
Net increase from payment by affiliated issuers (Note 3) 77,738 —
Change in net assets resulting from operations 64,844,527 78,646,446
Distributions to Shareholders From:
Distributable earnings:
Class A (60,109) (5,538)
Class C — —
Class R6 (74,942) (12,193)
Eagle Class (226) (43)
Institutional Service Class (6,801,031) (1,268,227)
Change in net assets from shareholder distributions (6,936,308) (1,286,001)
Change in net assets from capital transactions (20,609,160) (49,533,526)
Change in net assets 37,299,059 27,826,919
Net Assets:
Beginning of year 258,087,495 230,260,576
End of year $ 295,386,554 $ 258,087,495
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,926,717 $ 998,863
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 60,019 5,529
Cost of shares redeemed (1,353,418) (280,019)
Total Class A Shares 1,633,318 724,373
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 16,375,898 936,401
Dividends reinvested 74,942 12,193
Cost of shares redeemed (7,028,688) (249,320)
Total Class R6 Shares 9,422,152 699,274
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 226 43
Cost of shares redeemed — —
Total Eagle Class Shares 226 43
Institutional Service Class Shares
Proceeds from shares issued 51,384,895 34,015,079
Dividends reinvested 6,801,031 1,268,227
Cost of shares redeemed (89,850,782) (86,240,522)
Total Institutional Service Class Shares (31,664,856) (50,957,216)
Change in net assets from capital transactions $ (20,609,160) $ (49,533,526)

International Funds - October 31, 2021 - Statements of Changes in Net Assets - 97
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 6,444,217 $ 7,074,787 $ 6,350,405 $ 7,455,620
4,480,350 (5,603,366) 1,295,757 542,710
4,922,495 (5,099,445) 7,930,294 (9,233,900)
— — — —
15,847,062 (3,628,024) 15,576,456 (1,235,570)
(63,763) (58,592) (140,390) (73,859)
(20,330) (11,155) (19,615) (12,664)
(6,168,309) (4,786,390) (6,549,915) (3,132,380)
— — — —
(94,507) (190,066) (2,315,453) (1,517,815)
(6,346,909) (5,046,203) (9,025,373) (4,736,718)
(8,154,774) (995,440) (1,618,416) (12,577,365)
1,345,379 (9,669,667) 4,932,667 (18,549,653)
116,146,031 125,815,698 148,612,279 167,161,932
$ 117,491,410 $ 116,146,031 $ 153,544,946 $ 148,612,279
$ 473,960 $ 1,325,968 $ 547,892 $ 3,078,893
— — 8,986 —
39,630 33,352 74,302 63,352
(758,580) (1,591,459) (2,120,673) (5,122,403)
(244,990) (232,139) (1,489,493) (1,980,158)
— 243,484 39,301 74,662
20,330 11,155 19,615 12,664
— — (8,986) —
(132,956) (61,265) (275,455) (306,052)
(112,626) 193,374 (225,525) (218,726)
5,583,250 15,322,659 12,288,715 24,856,709
6,168,309 4,786,390 6,549,915 3,132,380
(19,131,774) (19,194,889) (35,053,469) (24,848,606)
(7,380,215) 914,160 (16,214,839) 3,140,483
— — — —
— — — —
— — — —
— — — —
418,225 3,895,886 28,194,108 25,598,549
94,453 189,501 2,246,055 1,504,885
(929,621) (5,956,222) (14,128,722) (40,622,398)
(416,943) (1,870,835) 16,311,441 (13,518,964)
$ (8,154,774) $ (995,440) $ (1,618,416) $ (12,577,365)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2021 - International Funds
Nationwide AllianzGI International Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 96,590 40,692
Issued in class conversion (Note 1) — —
Reinvested 2,113 230
Redeemed (43,702) (11,700)
Total Class A Shares 55,001 29,222
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 559,520 35,628
Reinvested 2,624 598
Redeemed (243,583) (11,032)
Total Class R6 Shares 318,561 25,194
Eagle Class Shares
Issued — —
Reinvested 8 2
Redeemed — —
Total Eagle Class Shares 8 2
Institutional Service Class Shares
Issued 1,685,419 1,734,189
Reinvested 232,912 51,472
Redeemed (3,006,718) (4,172,692)
Total Institutional Service Class Shares (1,088,387) (2,387,031)
Total change in shares (714,817) (2,332,613)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - October 31, 2021 - Statements of Changes in Net Assets - 99
Nationwide Amundi Global High Yield Fund Nationwide Amundi Strategic Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
48,280 150,714 52,600 323,812
— — 852 —
4,180 3,487 7,161 6,268
(77,958) (176,672) (204,016) (523,240)
(25,498) (22,471) (143,403) (193,160)
— 25,544 3,739 7,195
2,152 1,161 1,897 1,235
— — (853) —
(13,615) (6,704) (26,221) (32,991)
(11,463) 20,001 (21,438) (24,561)
577,660 1,747,740 1,169,899 2,634,995
649,063 500,562 631,488 311,252
(1,963,452) (2,167,550) (3,332,879) (2,536,726)
(736,729) 80,752 (1,531,492) 409,521
— — — —
— — — —
— — — —
— — — —
43,041 403,180 2,681,724 2,565,572
9,946 19,697 216,326 149,058
(94,777) (679,798) (1,349,703) (4,298,770)
(41,790) (256,921) 1,548,347 (1,584,140)
(815,480) (178,639) (147,986) (1,392,340)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2021 - International Funds
Nationwide Bailard International Equities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income/(loss) $ 4,655,712 $ 3,115,597
Net realized gains (losses) 8,875,237 (6,236,008)
Net change in unrealized appreciation/depreciation 36,685,060 (11,481,472)
Change in net assets resulting from operations 50,216,009 (14,601,883)
Distributions to Shareholders From:
Distributable earnings:
Class A (76,226) (69,995)
Class C (27,279) (41,434)
Class M (3,740,228) (2,894,205)
Class R6 (234,112) (124,169)
Institutional Service Class (239,711) (306,726)
Return of capital:
Class A — —
Class C — —
Class R6 — —
Institutional Service Class — —
Change in net assets from shareholder distributions (4,317,556) (3,436,529)
Change in net assets from capital transactions 4,786,182 (51,290,056)
Change in net assets 50,684,635 (69,328,468)
Net Assets:
Beginning of year 160,772,229 230,100,697
End of year $ 211,456,864 $ 160,772,229
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 386,938 $ 502,571
Proceeds from shares issued from class conversion (Note 1) 43,821 4,190
Dividends reinvested 65,587 60,774
Cost of shares redeemed (813,541) (2,207,715)
Total Class A Shares (317,195) (1,640,180)
Class C Shares
Proceeds from shares issued 1,370 6,685
Dividends reinvested 25,853 36,248
Cost of shares redeemed in class conversion (Note 1) (43,821) (4,190)
Cost of shares redeemed (791,311) (1,523,194)
Total Class C Shares (807,909) (1,484,451)
Class M Shares
Proceeds from shares issued 19,569,336 21,361,756
Dividends reinvested 2,848,903 2,110,712
Cost of shares redeemed (16,226,523) (56,327,128)
Total Class M Shares 6,191,716 (32,854,660)
Class R6 Shares
Proceeds from shares issued 5,836,321 537,898
Dividends reinvested 207,848 85,604
Cost of shares redeemed (3,135,037) (3,652,100)
Total Class R6 Shares 2,909,132 (3,028,598)
Institutional Service Class Shares
Proceeds from shares issued 891,851 1,449,212
Dividends reinvested 212,258 259,085
Cost of shares redeemed (4,293,671) (13,990,464)
Total Institutional Service Class Shares (3,189,562) (12,282,167)
Change in net assets from capital transactions $ 4,786,182 $ (51,290,056)

International Funds - October 31, 2021 - Statements of Changes in Net Assets - 101
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
$ 3,729,854 $ 3,389,852 $ (43,097) $ 133,431
597,329 (2,080,663) 7,596,010 447,763
(1,328,531) (4,319,562) 12,563,582 2,233,786
2,998,652 (3,010,373) 20,116,495 2,814,980
(923) (1,804) (475,527) (2,435,328)
(64) (151) (21,482) (131,292)
— — — —
(1,034,079) (1,857,809) (98,864) (408,459)
(482) (640) (66,522) (307,416)
— (627) — —
— (41) — —
— (651,606) — —
— (321) — —
(1,035,548) (2,512,999) (662,395) (3,282,495)
(3,168,342) 729,271 (2,757,839) (4,850,672)
(1,205,238) (4,794,101) 16,696,261 (5,318,187)
72,420,456 77,214,557 47,746,830 53,065,017
$ 71,215,218 $ 72,420,456 $ 64,443,091 $ 47,746,830
$ 7,467 $ 20,207 $ 681,980 $ 181,136
— — 167,705 —
923 2,431 458,848 2,338,437
(48) (38,942) (3,430,875) (5,310,151)
8,342 (16,304) (2,122,342) (2,790,578)
— — 132,645 106,804
64 192 20,367 122,886
— — (167,705) —
— — (509,971) (541,756)
64 192 (524,664) (312,066)
— — — —
— — — —
— — — —
— — — —
7,502,016 10,938,287 720,627 138,468
1,034,079 2,509,415 86,732 361,925
(11,711,275) (12,720,280) (1,814,965) (839,420)
(3,175,180) 727,422 (1,007,606) (339,027)
— 17,000 1,450,293 703,045
482 961 51,524 237,007
(2,050) — (605,044) (2,349,053)
(1,568) 17,961 896,773 (1,409,001)
$ (3,168,342) $ 729,271 $ (2,757,839) $ (4,850,672)

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2021 - International Funds
Nationwide Bailard International Equities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued 44,335 68,354
Issued in class conversion (Note 1) 4,840 560
Reinvested 7,523 7,597
Redeemed (92,780) (292,871)
Total Class A Shares (36,082) (216,360)
Class C Shares
Issued 166 908
Reinvested 3,116 4,588
Redeemed in class conversion (Note 1) (4,945) (568)
Redeemed (92,251) (207,349)
Total Class C Shares (93,914) (202,421)
Class M Shares
Issued 2,170,085 2,945,178
Reinvested 321,447 264,485
Redeemed (1,791,896) (8,355,287)
Total Class M Shares 699,636 (5,145,624)
Class R6 Shares
Issued 676,817 74,404
Reinvested 23,485 10,727
Redeemed (338,893) (488,921)
Total Class R6 Shares 361,409 (403,790)
Institutional Service Class Shares
Issued 104,012 200,800
Reinvested 24,163 32,401
Redeemed (475,560) (1,936,383)
Total Institutional Service Class Shares (347,385) (1,703,182)
Total change in shares 583,664 (7,671,377)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - October 31, 2021 - Statements of Changes in Net Assets - 103
Nationwide Emerging Markets Debt Fund Nationwide Global Sustainable Equity Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
735 2,094 28,910 9,958
— — 6,840 —
91 251 21,372 128,982
(5) (3,996) (149,119) (308,155)
821 (1,651) (91,997) (169,215)
— — 5,914 6,237
6 20 1,016 7,216
— — (7,362) —
— — (23,499) (35,962)
6 20 (23,931) (22,509)
— — — —
— — — —
— — — —
— — — —
758,935 1,175,048 28,442 6,952
102,617 258,443 3,893 19,292
(1,172,647) (1,396,681) (74,285) (44,756)
(311,095) 36,810 (41,950) (18,512)
— 1,650 60,226 39,417
48 100 2,314 12,620
(208) — (25,523) (130,445)
(160) 1,750 37,017 (78,408)
(310,428) 36,929 (120,861) (288,644)

104 - Statements of Changes in Net Assets - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
OPERATIONS:
Net investment income $ 7,061,105 $ 5,624,532
Net realized gains 91,814,544 17,368,077
Net change in unrealized appreciation/depreciation 127,118,284 (12,007,094)
Change in net assets resulting from operations 225,993,933 10,985,515
Distributions to Shareholders From:
Distributable earnings:
Class A (1,147) (2,562)
Class R6 (6,218,811) (12,906,550)
Institutional Service Class (287,129) (413,464)
Change in net assets from shareholder distributions (6,507,087) (13,322,576)
Change in net assets from capital transactions (37,330,885) 12,102,068
Change in net assets 182,155,961 9,765,007
Net Assets:
Beginning of year 538,394,042 528,629,035
End of year $ 720,550,003 $ 538,394,042
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,056,622 $ 16,229
Dividends reinvested 1,147 2,562
Cost of shares redeemed (122,550) (9,673)
Total Class A Shares 935,219 9,118
Class R6 Shares
Proceeds from shares issued 65,077,750 76,242,201
Dividends reinvested 6,167,546 12,808,179
Cost of shares redeemed (115,260,409) (89,667,975)
Total Class R6 Shares (44,015,113) (617,595)
Institutional Service Class Shares
Proceeds from shares issued 23,265,897 17,583,765
Dividends reinvested 287,129 413,464
Cost of shares redeemed (17,804,017) (5,286,684)
Total Institutional Service Class Shares 5,749,009 12,710,545
Change in net assets from capital transactions $ (37,330,885) $ 12,102,068
SHARE TRANSACTIONS:
Class A Shares
Issued 82,048 1,666
Reinvested 100 255
Redeemed (9,372) (975)
Total Class A Shares 72,776 946
Class R6 Shares
Issued 4,972,168 8,481,263
Reinvested 520,008 1,269,393
Redeemed (9,007,647) (9,521,345)
Total Class R6 Shares (3,515,471) 229,311
Institutional Service Class Shares
Issued 1,751,060 1,931,436
Reinvested 24,241 41,018
Redeemed (1,360,990) (616,593)
Total Institutional Service Class Shares 414,311 1,355,861
Total change in shares (3,028,384) 1,586,118

106 - Financial Highlights - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide AllianzGI
International Growth Fund
Class A Shares
Year Ended October 31, 2021 $ 24.88 (0.14) 6.65 6.51(g) (0.06) (0.71) (0.77) $ 30.62 26.44%(g) $ 3,634,132 1.05% (0.45)% 1.14% 19.84%
Year Ended October 31, 2020 $ 18.04 0.21 6.74 6.95 (0.11) — (0.11) $ 24.88 38.57%(h) $ 1,584,219 1.06% 0.98% 1.18% 26.04%
Period Ended October 31,
2019( i )(j)  $ 17.22 (0.01) 0.83 0.82 — — — $ 18.04 4.76%(h) $ 621,828 1.05% (0.67)% 2.26% 4.81%(k)
Year Ended September 30,
2019 $ 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) $ 17.22 (0.88)% $ 593,320 1.05% 0.02% 2.36% 44.46%
Year Ended September 30,
2018 $ 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) $ 17.91 4.32% $ 1,182,948 1.05% 0.10% 1.89% 17.00%
Year Ended September 30,
2017 $ 16.37 0.04 3.32 3.36 — — — $ 19.73 20.53% $ 72,396 1.12% 0.23% 1.82% 18.00%
Class R6 Shares(l)
Year Ended October 31, 2021 $ 25.00 (0.04) 6.70 6.66(g) (0.07) (0.71) (0.78) $ 30.88 26.90%(g) $ 11,342,952 0.72% (0.13)% 0.81% 19.84%
Year Ended October 31, 2020 $ 18.50 0.20 6.89 7.09 (0.59) — (0.59) $ 25.00 39.04%(h) $ 1,219,925 0.72% 0.96% 0.84% 26.04%
Period Ended October 31,
2019( i )(j)  $ 17.65 (0.01) 0.86 0.85 — — — $ 18.50 4.82%(h) $ 436,837 0.72% (0.42)% 2.93% 4.81%(k)
Year Ended September 30,
2019 $ 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) $ 17.65 (0.60)% $ 5,618,720 0.79% 0.37% 1.62% 44.46%
Year Ended September 30,
2018 $ 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) $ 18.32 4.54% $ 27,427,089 0.80% 0.37% 1.61% 17.00%
Year Ended September 30,
2017 $ 16.49 0.08 3.35 3.43 (0.02) — (0.02) $ 19.90 20.82% $ 18,582,044 0.87% 0.49% 1.49% 18.00%
Eagle Class Shares
Year Ended October 31, 2021 $ 25.58 (0.04) 6.78 6.74(g) (0.07) (0.71) (0.78) $ 31.54 26.59%(g)(h) $ 9,399 0.73% (0.13)% 0.81% 19.84%
Year Ended October 31, 2020 $ 18.53 0.21 6.98 7.19 (0.14) — (0.14) $ 25.58 38.87%(h) $ 7,419 0.83% 0.98% 0.94% 26.04%
Period Ended October 31,
2019( i )(j)  $ 17.68 (0.01) 0.86 0.85 — — — $ 18.53 4.81%(h) $ 5,336 0.86% (0.49)% 2.06% 4.81%(k)
Period Ended September 30,
2019(m) $ 17.02 (0.01) 0.67 0.66 — — — $ 17.68 3.88% $ 5,091 0.86% (0.18)% 2.75% 44.46%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 25.56 (0.11) 6.82 6.71(g) (0.06) (0.71) (0.77) $ 31.50 26.52%(g) $ 280,400,071 0.97% (0.36)% 1.05% 19.84%
Year Ended October 31, 2020 $ 18.52 0.17 7.00 7.17 (0.13) — (0.13) $ 25.56 38.73% $ 255,275,932 0.94% 0.80% 1.05% 26.04%
Period Ended October 31,
2019( i )(j)  $ 17.67 (0.01) 0.86 0.85 — — — $ 18.52 4.81% $ 229,196,575 0.95% (0.47)% 0.97% 4.81%(k)
Period Ended September 30,
2019(m) $ 17.02 (0.02) 0.67 0.65 — — — $ 17.67 3.82% $ 5,088 0.97% (0.29)% 2.86% 44.46%

International Funds - October 31, 2021 - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class R6, Eagle Class and Institutional Service Class total returns are 26.40%, 26.86%, 26.55% and 26.48%, respectively. (Note 3)
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Fiscal year end changed from September 30th to October 31st.
(j) For the period from October 1, 2019 through October 31, 2019.
(k) Portfolio turnover excludes securities received or delivered in-kind.
(l) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(m) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through
September 30, 2019.

108 - Financial Highlights - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Amundi Global
High Yield Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .18 0.49 0.74 1.23 (0.48) — (0.48) $ 9 .93 13.75% $ 1,138,574 0.98% 5.04% 1.13% 111.54%
Year Ended October 31, 2020 $ 9 .81 0.53 (0.79) (0.26) (0.37) — (0.37) $ 9 .18 (2.77)% $ 1,287,050 0.97% 5.76% 1.13% 86.06%
Year Ended October 31, 2019 $ 9 .81 0.58 0.22 0.80 (0.76) (0.04) (0.80) $ 9 .81 8.70% $ 1,595,616 0.97% 5.97% 1.12% 74.60%
Year Ended October 31, 2018 $ 10 .69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) $ 9 .81 0.76% $ 1,251,332 0.97% 5.90% 1.11% 103.59%
Year Ended October 31, 2017 $ 10 .36 0.62 0.47 1.09 (0.71) (0.05) (0.76) $ 10 .69 10.89% $ 970,539 0.96% 5.89% 1.06% 126.89%
Class C Shares
Year Ended October 31, 2021 $ 9 .17 0.41 0.75 1.16 (0.43) — (0.43) $ 9 .90 12.90% $ 380,798 1.76% 4.26% 1.91% 111.54%
Year Ended October 31, 2020 $ 9 .80 0.45 (0.78) (0.33) (0.30) — (0.30) $ 9 .17 (3.51)% $ 458,128 1.76% 4.97% 1.92% 86.06%
Year Ended October 31, 2019 $ 9 .80 0.50 0.23 0.73 (0.69) (0.04) (0.73) $ 9 .80 7.95% $ 293,471 1.72% 5.22% 1.87% 74.60%
Year Ended October 31, 2018 $ 10 .69 0.52 (0.52) — (0.40) (0.49) (0.89) $ 9 .80 (0.08)% $ 153,147 1.70% 5.16% 1.84% 103.59%
Year Ended October 31, 2017 $ 10 .35 0.54 0.48 1.02 (0.63) (0.05) (0.68) $ 10 .69 10.17% $ 135,407 1.70% 5.19% 1.80% 126.89%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 9 .20 0.52 0.73 1.25 (0.51) — (0.51) $ 9 .94 13.93% $ 114,476,742 0.70% 5.31% 0.85% 111.54%
Year Ended October 31, 2020 $ 9 .82 0.55 (0.78) (0.23) (0.39) — (0.39) $ 9 .20 (2.40)% $ 112,633,752 0.70% 6.01% 0.86% 86.06%
Year Ended October 31, 2019 $ 9 .81 0.61 0.22 0.83 (0.78) (0.04) (0.82) $ 9 .82 9.10% $ 119,517,691 0.70% 6.27% 0.85% 74.60%
Year Ended October 31, 2018 $ 10 .70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) $ 9 .81 0.94% $ 126,173,486 0.70% 6.15% 0.84% 103.59%
Year Ended October 31, 2017 $ 10 .36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10 .70 11.26% $ 144,964,962 0.70% 6.21% 0.80% 126.89%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9 .19 0.51 0.74 1.25 (0.50) — (0.50) $ 9 .94 13.94% $ 1,495,296 0.80% 5.22% 0.95% 111.54%
Year Ended October 31, 2020 $ 9 .82 0.55 (0.80) (0.25) (0.38) — (0.38) $ 9 .19 (2.60)% $ 1,767,101 0.80% 6.00% 0.96% 86.06%
Year Ended October 31, 2019 $ 9 .81 0.59 0.23 0.82 (0.77) (0.04) (0.81) $ 9 .82 8.99% $ 4,408,920 0.80% 6.09% 0.95% 74.60%
Year Ended October 31, 2018 $ 10 .70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) $ 9 .81 0.83% $ 1,482,584 0.82% 6.06% 0.96% 103.59%
Year Ended October 31, 2017 $ 10 .36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10 .70 11.26% $ 448,743 0.70% 6.14% 0.81% 126.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2021 - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Amundi Strategic
Income Fund
Class A Shares
Year Ended October 31, 2021 $ 10.11 0.40 0.62 1.02 (0.58) — (0.58) $ 10.55 10.35% $ 1,409,751 0.83% 3.80% 1.07% 101.89%
Year Ended October 31, 2020 $ 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) $ 10.11 (0.05)% $ 2,799,674 0.84% 4.46% 1.07% 102.30%
Year Ended October 31, 2019 $ 10.21 0.50 0.08 0.58 (0.41) — (0.41) $ 10.38 5.86% $ 4,882,738 1.06% 4.83% 1.15% 93.97%
Year Ended October 31, 2018 $ 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) $ 10.21 2.91% $ 2,003,603 0.94% 4.52% 1.15% 135.53%
Year Ended October 31, 2017 $ 10.37 0.55 0.49 1.04 (0.53) (0.20) (0.73) $ 10.68 10.50% $ 444,015 0.93% 5.20% 1.52% 199.38%
Class C Shares
Year Ended October 31, 2021 $ 10.09 0.31 0.64 0.95 (0.50) — (0.50) $ 10.54 9.59%(g) $ 256,060 1.60% 3.01% 1.84% 101.89%
Year Ended October 31, 2020 $ 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) $ 10.09 (0.85)% $ 461,644 1.61% 3.73% 1.84% 102.30%
Year Ended October 31, 2019 $ 10.21 0.42 0.09 0.51 (0.35) — (0.35) $ 10.37 5.08% $ 728,956 1.77% 4.11% 1.86% 93.97%
Year Ended October 31, 2018 $ 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) $ 10.21 2.14% $ 201,674 1.72% 3.73% 1.96% 135.53%
Year Ended October 31, 2017 $ 10.37 0.46 0.50 0.96 (0.45) (0.20) (0.65) $ 10.68 9.69% $ 169,906 1.67% 4.41% 2.27% 199.38%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 10.11 0.43 0.63 1.06 (0.62) — (0.62) $ 10.55 10.72% $ 97,899,024 0.49% 4.14% 0.73% 101.89%
Year Ended October 31, 2020 $ 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) $ 10.11 0.20% $ 109,284,010 0.50% 4.78% 0.73% 102.30%
Year Ended October 31, 2019 $ 10.21 0.54 0.09 0.63 (0.45) — (0.45) $ 10.39 6.33% $ 108,035,017 0.67% 5.29% 0.76% 93.97%
Year Ended October 31, 2018 $ 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) $ 10.21 3.20% $ 111,777,775 0.67% 4.75% 0.79% 135.53%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 120,138 0.67% 5.41% 1.27% 199.38%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 10.10 0.43 0.63 1.06 (0.61) — (0.61) $ 10.55 10.69%(g) $ 53,980,111 0.61% 4.07% 0.85% 101.89%
Year Ended October 31, 2020 $ 10.38 0.47 (0.47) — (0.28) — (0.28) $ 10.10 0.18% $ 36,066,951 0.61% 4.73% 0.84% 102.30%
Year Ended October 31, 2019 $ 10.21 0.52 0.09 0.61 (0.44) — (0.44) $ 10.38 6.18% $ 53,515,221 0.74% 5.07% 0.82% 93.97%
Year Ended October 31, 2018 $ 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) $ 10.21 3.22% $ 3,117,119 0.67% 4.55% 1.08% 135.53%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 29,672,832 0.67% 5.41% 1.27% 199.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

110 - Financial Highlights - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)
Portfolio
Turnover(c)
(e)
Nationwide Bailard
International Equities Fund
Class A Shares
Year Ended October 31, 2021 $ 7 .33 0.18 2.03 2.21 (0.16) — (0.16) $ 9 .38 30.34% $ 4,314,288 1.26% 1.93% 1.26% 39.84%
Year Ended October 31, 2020 $ 7 .78 0.10 (0.44) (0.34) (0.11) — (0.11) $ 7 .33 (4.47)% $ 3,632,719 1.28% 1.28% 1.28% 53.09%
Year Ended October 31, 2019 $ 7 .63 0.16 0.37 0.53 (0.38) — (0.38) $ 7 .78 7.62% $ 5,542,966 1.26% 2.16% 1.26% 71.60%
Year Ended October 31, 2018 $ 8 .87 0.16 (1.23) (1.07) (0.17) — (0.17) $ 7 .63 (12.32)% $ 8,802,111 1.21% 1.78% 1.21% 70.96%
Year Ended October 31, 2017 $ 7 .60 0.17 1.28 1.45 (0.18) — (0.18) $ 8 .87 19.48% $ 17,840,518 1.21% 2.02% 1.21% 95.51%
Class C Shares
Year Ended October 31, 2021 $ 7 .19 0.09 2.02 2.11 (0.12) — (0.12) $ 9 .18 29.49% $ 1,559,050 1.99% 1.05% 1.99% 39.84%
Year Ended October 31, 2020 $ 7 .69 0.04 (0.43) (0.39) (0.11) — (0.11) $ 7 .19 (5.25)% $ 1,895,755 2.02% 0.50% 2.02% 53.09%
Year Ended October 31, 2019 $ 7 .54 0.10 0.37 0.47 (0.32) — (0.32) $ 7 .69 6.86%(f) $ 3,584,256 2.01% 1.39% 2.01% 71.60%
Year Ended October 31, 2018 $ 8 .77 0.10 (1.22) (1.12) (0.11) — (0.11) $ 7 .54 (12.97)%(f) $ 5,425,148 1.96% 1.14% 1.96% 70.96%
Year Ended October 31, 2017 $ 7 .52 0.09 1.29 1.38 (0.13) — (0.13) $ 8 .77 18.68% $ 6,736,677 1.97% 1.10% 1.97% 95.51%
Class M Shares
Year Ended October 31, 2021 $ 7 .34 0.21 2.04 2.25 (0.19) — (0.19) $ 9 .40 30.85% $ 185,471,791 0.92% 2.29% 0.92% 39.84%
Year Ended October 31, 2020 $ 7 .78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7 .34 (4.23)% $ 139,647,687 0.94% 1.68% 0.94% 53.09%
Year Ended October 31, 2019 $ 7 .63 0.19 0.37 0.56 (0.41) — (0.41) $ 7 .78 8.03%(f) $ 188,067,638 0.92% 2.50% 0.92% 71.60%
Year Ended October 31, 2018 $ 8 .87 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7 .63 (11.95)%(f) $ 166,741,655 0.85% 2.22% 0.85% 70.96%
Year Ended October 31, 2017 $ 7 .60 0.18 1.29 1.47 (0.20) — (0.20) $ 8 .87 19.87% $ 193,049,933 0.85% 2.28% 0.85% 95.51%
Class R6 Shares(g)
Year Ended October 31, 2021 $ 7 .34 0.21 2.04 2.25 (0.19) — (0.19) $ 9 .40 30.85% $ 10,518,754 0.92% 2.35% 0.92% 39.84%
Year Ended October 31, 2020 $ 7 .78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7 .34 (4.23)% $ 5,560,114 0.94% 1.62% 0.94% 53.09%
Year Ended October 31, 2019 $ 7 .63 0.14 0.42 0.56 (0.41) — (0.41) $ 7 .78 8.03% $ 9,033,643 0.90% 1.93% 0.90% 71.60%
Year Ended October 31, 2018 $ 8 .88 0.19 (1.24) (1.05) (0.20) — (0.20) $ 7 .63 (12.05)% $ 143,744,353 0.85% 2.20% 0.85% 70.96%
Year Ended October 31, 2017 $ 7 .60 0.18 1.30 1.48 (0.20) — (0.20) $ 8 .88 20.00% $ 201,818,155 0.85% 2.28% 0.85% 95.51%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 7 .33 0.19 2.06 2.25 (0.19) — (0.19) $ 9 .39 30.84% $ 9,592,981 0.96% 2.12% 0.96% 39.84%
Year Ended October 31, 2020 $ 7 .77 0.11 (0.43) (0.32) (0.12) — (0.12) $ 7 .33 (4.30)% $ 10,035,954 0.98% 1.48% 0.98% 53.09%
Year Ended October 31, 2019 $ 7 .62 0.17 0.39 0.56 (0.41) — (0.41) $ 7 .77 7.95% $ 23,872,194 0.98% 2.24% 0.98% 71.60%
Year Ended October 31, 2018 $ 8 .86 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7 .62 (12.06)%(f) $ 63,572,344 0.95% 2.18% 0.95% 70.96%
Year Ended October 31, 2017 $ 7 .59 0.17 1.30 1.47 (0.20) — (0.20) $ 8 .86 19.77%(f) $ 80,039,386 0.97% 2.10% 0.97% 95.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2021 - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Emerging
Markets Debt Fund
Class A Shares
Year Ended October 31, 2021 $ 9.51 0.47 (0.12) 0.35 (0.12) — — (0.12) $ 9.74 3.65% $ 80,202 1.15% 4.68% 1.29% 56.10%
Year Ended October 31, 2020 $ 10.19 0.44 (0.81) (0.37) (0.23) — (0.08) (0.31) $ 9.51 (3.62)% $ 70,486 1.15% 4.52% 1.30% 75.16%
Year Ended October 31, 2019 $ 9.52 0.54 0.78 1.32 (0.56) (0.09) — (0.65) $ 10.19 14.75% $ 92,331 1.15% 5.61% 1.28% 74.40%
Year Ended October 31, 2018 $ 10.49 0.52 (1.00) (0.48) (0.30) (0.19) — (0.49) $ 9.52 (4.87)%(g) $ 145,814 1.15% 5.17% 1.25% 86.23%
Year Ended October 31, 2017 $ 10.76 0.50 0.16 0.66 (0.50) (0.43) — (0.93) $ 10.49 6.73% $ 180,079 1.15% 4.80% 1.23% 106.38%
Class C Shares
Year Ended October 31, 2021 $ 9.44 0.39 (0.12) 0.27 (0.08) — — (0.08) $ 9.63 2.84% $ 7,637 1.90% 3.93% 2.04% 56.10%
Year Ended October 31, 2020 $ 10.12 0.36 (0.79) (0.43) (0.20) — (0.05) (0.25) $ 9.44 (4.31)% $ 7,427 1.90% 3.73% 2.05% 75.16%
Year Ended October 31, 2019 $ 9.50 0.48 0.75 1.23 (0.52) (0.09) — (0.61) $ 10.12 13.77% $ 7,762 1.91% 5.11% 2.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.44 (0.99) (0.55) (0.25) (0.19) — (0.44) $ 9.50 (5.53)%(g) $ 92,176 1.90% 4.42% 2.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.42 0.16 0.58 (0.42) (0.43) — (0.85) $ 10.49 5.93% $ 116,449 1.90% 4.05% 1.97% 106.38%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 9.51 0.49 (0.11) 0.38 (0.14) — — (0.14) $ 9.75 3.93% $ 71,093,276 0.90% 4.92% 1.04% 56.10%
Year Ended October 31, 2020 $ 10.19 0.46 (0.80) (0.34) (0.25) — (0.09) (0.34) $ 9.51 (3.38)% $ 72,307,739 0.90% 4.74% 1.05% 75.16%
Year Ended October 31, 2019 $ 9.52 0.56 0.78 1.34 (0.58) (0.09) — (0.67) $ 10.19 15.04% $ 77,094,995 0.90% 5.81% 1.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.55 (1.01) (0.46) (0.32) (0.19) — (0.51) $ 9.52 (4.63)%(g) $ 80,384,035 0.90% 5.44% 1.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10.49 7.00% $ 94,608,019 0.90% 5.04% 0.98% 106.38%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9.50 0.48 (0.11) 0.37 (0.13) — — (0.13) $ 9.74 3.88%(g) $ 34,103 0.99% 4.83% 1.12% 56.10%
Year Ended October 31, 2020 $ 10.18 0.44 (0.78) (0.34) (0.25) — (0.09) (0.34) $ 9.50 (3.28)%(g) $ 34,804 0.90% 4.64% 1.05% 75.16%
Year Ended October 31, 2019 $ 9.52 0.57 0.77 1.34 (0.59) (0.09) — (0.68) $ 10.18 14.94%(g) $ 19,469 0.90% 6.05% 1.03% 74.40%
Year Ended October 31, 2018 $ 10.49 0.54 (1.00) (0.46) (0.32) (0.19) — (0.51) $ 9.52 (4.62)%(g) $ 93,099 0.90% 5.42% 1.00% 86.23%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10.49 7.00% $ 118,409 0.90% 5.05% 0.98% 106.38%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

112 - Financial Highlights - October 31, 2021 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide Global
Sustainable Equity Fund
Class A Shares
Year Ended October 31, 2021 $ 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) $ 25.87 43.09% $ 47,775,067 1.30% (0.11)% 1.55% 39.73%
Year Ended October 31, 2020 $ 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) $ 18.29 6.37% $ 35,464,378 1.30% 0.24% 1.61% 38.94%
Year Ended October 31, 2019 $ 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) $ 18.31 12.83% $ 38,590,822 1.30% 1.29% 1.59% 47.52%
Year Ended October 31, 2018 $ 18.09 0.10 0.17 0.27 (0.06) —   (0.06) $ 18.30 1.50% $ 32,209,451 1.33% 0.53% 1.59% 34.22%
Year Ended October 31, 2017 $ 14.42 0.11 3.77 3.88 (0.21) —   (0.21) $ 18.09 27.11% $ 35,195,711 1.37% 0.68% 1.60% 37.98%
Class C Shares
Year Ended October 31, 2021 $ 17.07 (0.17) 7.32 7.15 — (0.20) (0.20) $ 24.02 42.13% $ 2,066,423 1.96% (0.77)% 2.22% 39.73%
Year Ended October 31, 2020 $ 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) $ 17.07 5.53%(g) $ 1,877,220 2.07% (0.54)% 2.38% 38.94%
Year Ended October 31, 2019 $ 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) $ 17.13 11.90%(g) $ 2,268,427 2.10% 0.09% 2.39% 47.52%
Year Ended October 31, 2018 $ 17.12 (0.05) 0.18 0.13 — —   — $ 17.25 0.76% $ 10,109,970 2.11% (0.25)% 2.37% 34.22%
Year Ended October 31, 2017 $ 13.67 (0.02) 3.57 3.55 (0.10) —   (0.10) $ 17.12 26.14% $ 11,034,886 2.13% (0.10)% 2.36% 37.98%
Class R6 Shares(h)
Year Ended October 31, 2021 $ 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) $ 26.89 43.56% $ 7,681,569 0.95% 0.22% 1.20% 39.73%
Year Ended October 31, 2020 $ 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) $ 18.99 6.78% $ 6,220,851 0.95% 0.59% 1.26% 38.94%
Year Ended October 31, 2019 $ 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) $ 18.92 13.20% $ 6,548,746 0.95% 1.53% 1.24% 47.52%
Year Ended October 31, 2018 $ 18.62 0.17 0.19 0.36 (0.13) —   (0.13) $ 18.85 1.90% $ 7,401,742 0.95% 0.88% 1.21% 34.22%
Year Ended October 31, 2017 $ 14.82 0.18 3.88 4.06 (0.26) —   (0.26) $ 18.62 27.68% $ 8,275,044 0.95% 1.08% 1.19% 37.98%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) $ 26.89 43.44% $ 6,920,032 1.05% 0.14% 1.30% 39.73%
Year Ended October 31, 2020 $ 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) $ 18.99 6.70% $ 4,184,381 1.05% 0.49% 1.36% 38.94%
Year Ended October 31, 2019 $ 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) $ 18.93 13.07% $ 5,657,022 1.02% 1.59% 1.31% 47.52%
Year Ended October 31, 2018 $ 18.62 0.16 0.19 0.35 (0.11) —   (0.11) $ 18.86 1.86% $ 3,288,172 1.03% 0.83% 1.29% 34.22%
Year Ended October 31, 2017 $ 14.82 0.16 3.89 4.05 (0.25) —   (0.25) $ 18.62 27.56% $ 2,209,150 1.06% 0.96% 1.29% 37.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2021 - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average Net
Assets(d)(e)
Portfolio
Turnover(c)
(f)
Nationwide International
Small Cap Fund
Class A Shares
Year Ended October 31, 2021 $ 9 .66 0.13 3.96 4.09 (0.08) — (0.08) $ 13 .67 42.50% $ 1,157,901 1.41% 1.00% 1.43% 73.74%
Year Ended October 31, 2020 $ 9 .78 0.07 0.06 0.13 (0.25) — (0.25) $ 9 .66 1.23% $ 115,392 1.30% 0.79% 1.34% 91.59%
Year Ended October 31, 2019 $ 10 .21 0.11 0.77 0.88 (0.29) (1.02) (1.31) $ 9 .78 11.01%(g) $ 107,676 1.25% 1.17% 1.29% 71.10%
Year Ended October 31, 2018 $ 12 .57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) $ 10 .21 (10.29)%(g) $ 100,332 1.27% 1.19% 1.31% 69.54%
Period Ended October 31,
2017(h) $ 10 .00 0.06 2.51 2.57 — — — $ 12 .57 25.70% $ 62,358 1.39% 0.57% 1.46% 90.35%
Class R6 Shares(i)
Year Ended October 31, 2021 $ 9 .72 0.13 4.03 4.16 (0.12) — (0.12) $ 13 .76 43.01% $ 675,665,946 0.99% 1.03% 1.01% 73.74%
Year Ended October 31, 2020 $ 9 .82 0.10 0.06 0.16 (0.26) — (0.26) $ 9 .72 1.50% $ 511,412,045 0.99% 1.11% 1.03% 91.59%
Year Ended October 31, 2019 $ 10 .24 0.13 0.78 0.91 (0.31) (1.02) (1.33) $ 9 .82 11.37% $ 514,642,742 0.99% 1.42% 1.03% 71.10%
Year Ended October 31, 2018 $ 12 .61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) $ 10 .24 (10.06)% $ 400,853,541 0.99% 1.18% 1.03% 69.54%
Period Ended October 31,
2017(h) $ 10 .00 0.12 2.49 2.61 — — — $ 12 .61 26.10% $ 566,490,161 0.99% 1.28% 1.03% 90.35%
Institutional Service Class Shares
Year Ended October 31, 2021 $ 9 .70 0.13 4.01 4.14 (0.11) — (0.11) $ 13 .73 42.84% $ 43,726,156 1.09% 1.03% 1.11% 73.74%
Year Ended October 31, 2020 $ 9 .81 0.10 0.04 0.14 (0.25) — (0.25) $ 9 .70 1.37% $ 26,866,605 1.11% 1.01% 1.15% 91.59%
Year Ended October 31, 2019 $ 10 .24 0.13 0.77 0.90 (0.31) (1.02) (1.33) $ 9 .81 11.20% $ 13,878,617 1.11% 1.33% 1.15% 71.10%
Year Ended October 31, 2018 $ 12 .60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) $ 10 .24 (10.04)% $ 14,565 0.99% 1.35% 1.03% 69.54%
Period Ended October 31,
2017(h) $ 10 .00 0.09 2.51 2.60 — — — $ 12 .60 26.00% $ 12,602 1.08% 0.98% 1.17% 90.35%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29,
2016 through October 31, 2017.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

114 - Notes to Financial Statements - October 31, 2021 - International Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2021, the Trust operates forty-nine (49) separate series, or mutual funds, each with its own objective(s) and investment
strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide AllianzGI International Growth Fund ("International Growth")
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R6, Eagle Class and Institutional Service
Class shares. Effective October 5, 2021, Class C shares convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Prior to October 5, 2021, Class
C shares converted to Class A shares ten years after their
purchase. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except Emerging Markets Debt, is a diversified
fund as defined in the 1940 Act. Emerging Markets Debt is a
non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of
“Valuation Time”. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

International Funds - October 31, 2021 - Notes to Financial Statements - 115
Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent
pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each
security trades. Shares of registered open-end management
investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds
("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax
purposes. Investments in MLPs are valued at the last quoted
sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end
management investment companies, shares of ETFs and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

116 - Notes to Financial Statements - October 31, 2021 - International Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2021. Please refer to the Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 17,237,893 $ – $ 17,237,893
Banks 11,199,335 2,591,910 – 13,791,245
Biotechnology – 2,153,370 – 2,153,370
Building Products – 6,730,043 – 6,730,043
Capital Markets – 4,169,252 – 4,169,252
Chemicals – 10,355,595 – 10,355,595
Diversified Financial Services – 1,218,746 – 1,218,746
Electronic Equipment, Instruments &
Components – 5,930,259 – 5,930,259
Entertainment 25,470,905 – – 25,470,905
Food & Staples Retailing 4,816,900 – – 4,816,900
Health Care Equipment & Supplies – 11,443,515 – 11,443,515
Hotels, Restaurants & Leisure – 10,410,417 – 10,410,417
Industrial Conglomerates – 3,243,835 – 3,243,835
Insurance – 6,565,843 – 6,565,843
Interactive Media & Services – 11,457,210 – 11,457,210
Internet & Direct Marketing Retail 22,251,270 8,531,601 – 30,782,871
IT Services 24,960,091 18,461,847 – 43,421,938
Machinery – 10,552,063 – 10,552,063
Pharmaceuticals – 4,244,619 – 4,244,619
Semiconductors & Semiconductor
Equipment 4,163,353 32,464,252 – 36,627,605
Software 8,771,490 14,010,498 – 22,781,988
Textiles, Apparel & Luxury Goods – 2,430,351 – 2,430,351
Trading Companies & Distributors – 7,873,833 – 7,873,833
Total Common Stocks $ 101,633,344 $ 192,076,952 $ – $ 293,710,296
Short-Term Investment 2,922,279 – – 2,922,279
Total $ 104,555,623 $ 192,076,952 $ – $ 296,632,575
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 115,091 $ – $ 115,091
Common Stock 198,803 – – 198,803
Convertible Bonds – 3,220,087 – 3,220,087
Corporate Bonds – 107,302,943 – 107,302,943
Forward Foreign Currency Contracts – 48,385 – 48,385
Loan Participations – 3,948,625 – 3,948,625
Short-Term Investment 1,810,474 – – 1,810,474
Total Assets $ 2,009,277 $ 114,635,131 $ – $ 116,644,408
Liabilities:
Credit Default Swaps* $ – $ (358,396) $ – $ (358,396)
Total Liabilities $ – $ (358,396) $ – $ (358,396)
Total $ 2,009,277 $ 114,276,735 $ – $ 116,286,012
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,076,072 $ – $ 11,076,072
Collateralized Mortgage Obligations – 22,967,324 – 22,967,324
Commercial Mortgage-Backed Securities – 12,848,382 – 12,848,382

International Funds - October 31, 2021 - Notes to Financial Statements - 117
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 241,998 $ – $ – $ 241,998
Convertible Bonds – 4,036,074 – 4,036,074
Convertible Preferred Stock 1,623,328 – – 1,623,328
Corporate Bonds – 80,978,025 – 80,978,025
Foreign Government Securities – 4,805,583 – 4,805,583
Forward Foreign Currency Contracts – 42,518 – 42,518
Futures Contracts 830,966 – – 830,966
Loan Participations – 7,073,566 – 7,073,566
Short-Term Investment 456,138 – – 456,138
Total Assets $ 3,152,430 $ 143,827,544 $ – $ 146,979,974
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (519,955) $ – $ (519,955)
Futures Contracts (83,126) – – (83,126)
Total Liabilities $ (83,126) $ (519,955) $ – $ (603,081)
Total $ 3,069,304 $ 143,307,589 $ – $ 146,376,893
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 904,793 $ – $ 904,793
Air Freight & Logistics – 3,202,448 – 3,202,448
Auto Components 1,220,143 2,492,260 – 3,712,403
Automobiles – 10,076,121 – 10,076,121
Banks 1,332,518 19,923,131 – 21,255,649
Beverages – 1,991,321 – 1,991,321
Biotechnology – 906,968 – 906,968
Building Products – 1,095,812 – 1,095,812
Capital Markets – 3,329,244 – 3,329,244
Chemicals 698,933 7,258,540 – 7,957,473
Communications Equipment – 1,095,147 – 1,095,147
Construction & Engineering – 1,414,052 – 1,414,052
Construction Materials – 1,991,814 – 1,991,814
Diversified Financial Services – 1,415,983 – 1,415,983
Diversified Telecommunication Services 1,132,531 4,672,020 – 5,804,551
Electric Utilities – 4,521,433 – 4,521,433
Electrical Equipment – 4,988,273 – 4,988,273
Electronic Equipment, Instruments &
Components – 1,865,373 – 1,865,373
Entertainment 1,202,495 1,547,362 – 2,749,857
Food & Staples Retailing – 4,558,919 – 4,558,919
Food Products – 3,857,935 – 3,857,935
Gas Utilities – 693,201 – 693,201
Health Care Equipment & Supplies – 3,139,083 – 3,139,083
Health Care Technology – 472,101 – 472,101
Household Durables – 5,677,199 – 5,677,199
Household Products – 484,055 – 484,055
Industrial Conglomerates – 4,875,905 – 4,875,905
Insurance 1,139,787 5,190,724 – 6,330,511
Interactive Media & Services – 2,136,584 – 2,136,584
Internet & Direct Marketing Retail 1,565,210 – – 1,565,210
IT Services 3,793,370 5,025,989 – 8,819,359
Machinery – 2,027,987 – 2,027,987
Marine – 1,449,428 – 1,449,428
Metals & Mining 989,120 8,218,403 – 9,207,523
Multiline Retail – 1,865,251 – 1,865,251
Multi-Utilities – 1,901,641 – 1,901,641
Oil, Gas & Consumable Fuels – 5,941,141 – 5,941,141

118 - Notes to Financial Statements - October 31, 2021 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Personal Products $ – $ 5,732,650 $ – $ 5,732,650
Pharmaceuticals 1,684,259 11,403,304 – 13,087,563
Professional Services – 8,910,222 – 8,910,222
Real Estate Management & Development 765,295 1,051,126 – 1,816,421
Semiconductors & Semiconductor
Equipment 8,562,021 3,851,584 – 12,413,605
Software – 1,882,776 – 1,882,776
Specialty Retail – 1,129,286 – 1,129,286
Technology Hardware, Storage &
Peripherals – 3,559,017 – 3,559,017
Textiles, Apparel & Luxury Goods – 7,516,960 – 7,516,960
Tobacco – 490,523 – 490,523
Trading Companies & Distributors – 2,947,746 – 2,947,746
Wireless Telecommunication Services – 2,619,929 – 2,619,929
Total Common Stocks $ 24,085,682 $ 183,302,764 $ – $ 207,388,446
Exchange Traded Fund 1,421,000 – – 1,421,000
Short-Term Investment 4,327,616 – – 4,327,616
Total $ 29,834,298 $ 183,302,764 $ – $ 213,137,062
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 22,169,816 $ – $ 22,169,816
Foreign Government Securities – 44,936,112 – 44,936,112
Forward Foreign Currency Contracts – 481,916 – 481,916
Total Assets $ – $ 67,587,844 $ – $ 67,587,844
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (310,542) $ – $ (310,542)
Total Liabilities $ – $ (310,542) $ – $ (310,542)
Total $ – $ 67,277,302 $ – $ 67,277,302
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 858,321 $ – $ – $ 858,321
Auto Components 1,366,695 827,850 – 2,194,545
Automobiles 513,923 – – 513,923
Banks 1,233,468 4,353,873 – 5,587,341
Biotechnology 1,510,838 789,613 – 2,300,451
Capital Markets 2,427,881 – – 2,427,881
Chemicals 2,504,094 – – 2,504,094
Commercial Services & Supplies 1,613,100 – – 1,613,100
Communications Equipment 592,955 – – 592,955
Diversified Telecommunication Services – 380,844 – 380,844
Electrical Equipment 542,604 657,585 – 1,200,189
Electronic Equipment, Instruments &
Components 338,618 891,214 – 1,229,832
Entertainment 678,389 397,893 – 1,076,282
Food & Staples Retailing 1,079,913 – – 1,079,913
Food Products – 543,980 – 543,980
Health Care Equipment & Supplies 515,398 1,362,002 – 1,877,400
Health Care Providers & Services 1,909,089 – – 1,909,089
Hotels, Restaurants & Leisure 819,720 – – 819,720
Household Durables – 1,491,017 – 1,491,017
Household Products 561,093 – – 561,093

International Funds - October 31, 2021 - Notes to Financial Statements - 119
Level 1 Level 2 Level 3 Total
Assets:
Insurance $ 901,220 $ 1,429,928 $ – $ 2,331,148
Interactive Media & Services 531,759 751,243 – 1,283,002
Internet & Direct Marketing Retail 2,033,575 – – 2,033,575
IT Services 3,447,563 – – 3,447,563
Life Sciences Tools & Services 1,240,495 – – 1,240,495
Machinery 1,919,343 1,515,094 – 3,434,437
Oil, Gas & Consumable Fuels 831,728 1,095,843 – 1,927,571
Personal Products – 703,356 – 703,356
Pharmaceuticals 661,612 1,752,239 – 2,413,851
Professional Services – 596,744 – 596,744
Road & Rail 964,164 – – 964,164
Semiconductors & Semiconductor
Equipment 2,488,411 – – 2,488,411
Software 5,774,190 861,364 – 6,635,554
Specialty Retail 1,060,414 – – 1,060,414
Technology Hardware, Storage &
Peripherals 522,011 – – 522,011
Trading Companies & Distributors – 899,719 – 899,719
Wireless Telecommunication Services – 613,249 – 613,249
Total Common Stocks $ 41,442,584 $ 21,914,650 $ – $ 63,357,234
Short-Term Investment 824,496 – – 824,496
Total $ 42,267,080 $ 21,914,650 $ – $ 64,181,730
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,425,373 $ – $ 6,425,373
Air Freight & Logistics – 4,542,609 – 4,542,609
Airlines – 4,050,965 – 4,050,965
Auto Components – 7,932,189 – 7,932,189
Automobiles 4,671,263 1,738,806 – 6,410,069
Banks – 27,509,140 – 27,509,140
Beverages – 4,828,827 – 4,828,827
Biotechnology 10,122,688 7,488,529 – 17,611,217
Building Products 1,456,678 5,295,137 – 6,751,815
Capital Markets 1,333,323 31,769,326 – 33,102,649
Chemicals 2,284,390 19,116,830 – 21,401,220
Commercial Services & Supplies – 2,810,744 – 2,810,744
Communications Equipment – 209,970 – 209,970
Construction & Engineering – 12,148,618 – 12,148,618
Construction Materials – 5,338,796 – 5,338,796
Containers & Packaging – 8,437,576 – 8,437,576
Diversified Financial Services – 6,543,776 – 6,543,776
Diversified Telecommunication Services – 6,937,711 – 6,937,711
Electric Utilities – 6,120,171 – 6,120,171
Electrical Equipment – 2,330,824 – 2,330,824
Electronic Equipment, Instruments &
Components – 16,510,776 – 16,510,776
Energy Equipment & Services – 3,936,661 – 3,936,661
Entertainment 3,028,430 1,027,052 – 4,055,482
Equity Real Estate Investment Trusts
(REITs) – 38,141,107 – 38,141,107
Food & Staples Retailing – 8,573,723 – 8,573,723
Food Products – 16,992,903 – 16,992,903
Gas Utilities – 6,412,488 – 6,412,488
Health Care Equipment & Supplies – 17,775,326 – 17,775,326
Hotels, Restaurants & Leisure – 30,022,918 – 30,022,918
Household Durables – 7,595,274 – 7,595,274

120 - Notes to Financial Statements - October 31, 2021 - International Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2021, the Funds did not have overdrawn
balances.
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ 6,014,044 $ – $ 6,014,044
Industrial Conglomerates – 3,336,806 – 3,336,806
Insurance – 9,823,545 – 9,823,545
Interactive Media & Services – 5,648,992 – 5,648,992
Internet & Direct Marketing Retail 822,245 – – 822,245
IT Services 12,097,255 20,517,213 – 32,614,468
Leisure Products – 3,464,734 – 3,464,734
Life Sciences Tools & Services 3,502,038 16,931,903 – 20,433,941
Machinery – 63,447,983 – 63,447,983
Marine – 2,011,636 – 2,011,636
Media 659,974 16,251,396 – 16,911,370
Metals & Mining – 16,820,157 – 16,820,157
Multiline Retail – 3,240,044 – 3,240,044
Oil, Gas & Consumable Fuels 1,056,024 2,708,436 – 3,764,460
Personal Products – 2,318,147 – 2,318,147
Pharmaceuticals 1,046,793 2,059,722 – 3,106,515
Professional Services – 3,501,042 – 3,501,042
Real Estate Management & Development 1,852,058 42,626,881 – 44,478,939
Road & Rail – 3,806,088 – 3,806,088
Semiconductors & Semiconductor
Equipment – 23,204,846 – 23,204,846
Software 11,892,457 14,523,408 – 26,415,865
Specialty Retail – 8,960,814 – 8,960,814
Textiles, Apparel & Luxury Goods – 17,069,764 – 17,069,764
Trading Companies & Distributors 8,396,432 20,507,927 – 28,904,359
Transportation Infrastructure – 4,393,200 – 4,393,200
Water Utilities 511,428 2,850,516 – 3,361,944
Wireless Telecommunication Services 2,008,101 – – 2,008,101
Total Common Stocks $ 66,741,577 $ 634,603,389 $ – $ 701,344,966
Exchange Traded Fund 8,733,065 – – 8,733,065
Rights – – – –
Short-Term Investment 23,486,164 – – 23,486,164
Total $ 98,960,806 $ 634,603,389 $ – $ 733,564,195
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the year ended, October 31, 2021, Global Sustainable Equity held one common stock investment that was categorized as a
Level 3 investment which was valued at $0.
During the year ended, October 31, 2021, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - October 31, 2021 - Notes to Financial Statements - 121
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies”, if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts, single stocks, ETFs, and/or indexes. Such option
investments are utilized to manage currency exposures and/
or hedge against movements in the values of the foreign
currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.

122 - Notes to Financial Statements - October 31, 2021 - International Funds
As of October 31, 2021, the Funds had no open option contracts.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund
and a counterparty or traded through a futures commission
merchant and cleared through a clearinghouse that serves as
a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2021 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the

International Funds - October 31, 2021 - Notes to Financial Statements - 123
current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to
the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable,
to meet each Fund's stated investment strategies as shown
in the Fund's Prospectus. Interest rate swap contracts are
swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For
example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The
Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose
any amount it expected to receive from the counterparty,
potentially including amounts in excess of a Fund’s initial
investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service.
Interest rate swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed
in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain

124 - Notes to Financial Statements - October 31, 2021 - International Funds
exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts”, in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2021:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2021:
Global High Yield
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 48,38 5
Total $ 48,38 5
Liabilities:
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (358,396)
Total $ (358,396)

International Funds - October 31, 2021 - Notes to Financial Statements - 125
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2021
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 42,518
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 830,966
Total $ 873,484
Liabilities:
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (519,955)
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (83,126)
Total $ (603,081)
Emerging Markets Debt
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 481,916
Total $ 481,916
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (310,542)
Total $ (310,542)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (304,623)
Forward Foreign Currency Contracts
Currency risk 220,147
Total $ (84,476)
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (7,417,075)
Forward Foreign Currency Contracts
Currency risk 303,879
Futures Contracts
Interest rate risk 1,696,834
Total $ (5,416,362)

126 - Notes to Financial Statements - October 31, 2021 - International Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2021
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2021:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its
Emerging Markets Debt
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (40,485)
Total $ (40,485)
Global High Yield
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (358,396)
Forward Foreign Currency Contracts
Currency risk (154,341)
Total $ (512,737)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 1,607,703
Forward Foreign Currency Contracts
Currency risk (44,043)
Futures Contracts
Interest rate risk (190,326)
Total $ 1,373,334
Emerging Markets Debt
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 113,856
Total $ 113,856
Global High Yield
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 12,742,308
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 303,478
Average Settlement Value Sold $ 15,026,416
Strategic Income
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 76,769,231
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 86,206
Average Settlement Value Sold $ 7,399,898
Futures Contracts:
Average Notional Balance Long $ 1,682,352
Average Notional Balance Short $ 54,634,595
Emerging Markets Debt
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 11,061,219
Average Settlement Value Sold $ 18,012,666

International Funds - October 31, 2021 - Notes to Financial Statements - 127
contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2021, certain Funds may have entered into
futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and
centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2021:
Global High Yield
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Brown Brothers Harriman &
Co.
Forward Foreign
Currency Contracts $ 7,746 $ — $ — $ 7,746
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 40,639 — — 40,639
Total $ 48,385 $ – $ — $ 48,385
Amounts designated as “—” are zero.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Brown Brothers Harriman Co.
Forward Foreign
Currency Contracts 8,071 — — 8,071
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 34,447 — — 34,447
Total 42,518 $ – — $ 42,518
Amounts designated as “—” are zero.

128 - Notes to Financial Statements - October 31, 2021 - International Funds
Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of October 31, 2021, the Funds did not have unfunded loan commitments.
Securities Lending
During the year ended October 31, 2021, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Emerging Markets Debt
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ 196,427 $ (57,279) $ — $ 139,148
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts 181,538 (158,07 5 ) — 23,46 3
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 103,951 (55,944) — 48,007
Total $ 481,916 $ (271,29 8 ) $ — $ 210,61 8
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts (57,279) 57,279 — —
Credit Agricole Securities
USA, Inc.
Forward Foreign
Currency Contracts (158,07 5 ) 158,07 5 — —
Credit Lyonnais
Forward Foreign
Currency Contracts (2,85 6 ) $ — $ — $ (2,85 6 )
Deutsche Bank Securities, Inc.
Forward Foreign
Currency Contracts (36,388) — — (36,388)
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (55,944) 55,944 — —
Total $ (310,542) $ 271,29 8 $ — $ (39,24 4 )
Amounts designated as “—” are zero.

International Funds - October 31, 2021 - Notes to Financial Statements - 129
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2021, which may be comprised of a money market fund and/or repurchase agreement purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
As of October 31, 2021, the Securities Lending Agency
Agreement does not permit the Funds to enforce a netting
arrangement.
On September 7, 2021, State Street Corporation ("State
Street") and BBH announced that they had entered into a
definitive agreement for State Street to acquire BBH’s Investor
Services business, including securities lending. The parties are targeting year-end 2021 to complete the acquisition, subject to regulatory approval and customary closing conditions.
Joint Repurchase Agreements
During the year ended October 31, 2021, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 2,922,279
Global High Yield 1,810,474
Strategic Income 456,138
International Equities 4,327,616
Global Sustainable Equity 824,496
International Small Cap 23,486,164

130 - Notes to Financial Statements - October 31, 2021 - International Funds
value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2021, the Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly for
International Growth, International Equities, Global Sustainable
Equity, and International Small Cap. Distributions from net
realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to
shareholders on the redemption of shares as part of the
dividends paid deduction.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2021 are primarily attributable to foreign currency gain/loss, foreign capital gains tax, treatment of notional principal contracts, paydown reclass, investment in perpetual bonds, investments in passive foreign investment
companies ("PFICs"), tax equalization, redesignation of
distributions, net operating loss netting to short-term gains, and amortization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2021 may primarily be attributable to mark-
to-market adjustments on forwards, defaulted bond interest,
outstanding straddle loss deferrals, outstanding wash sale
loss deferrals, treatment of notional principal contracts, mark-
to-market adjustments on futures, investments in PFICs, and
amortization. These reclassifications have no effect upon
the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.

International Funds - October 31, 2021 - Notes to Financial Statements - 131
Reclassifications for the year ended October 31, 2021 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2021, the subadviser for each Fund is as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
International Growth $ 2,409,987 $ (2,409,987)
Global High Yield (30,750) 30,750
Strategic Income (26,807) 26,807
International Equities – –
Emerging Markets Debt (1,769) 1,769
Global Sustainable Equity – –
International Small Cap 5,591,787 (5,591,787)
Amounts designated as "—" are zero or have been rounded to zero.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Global High Yield
Amundi Asset Management US, Inc.
(" Amundi ")(a)
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Emerging Markets Debt abrdn (formerly, Aberdeen Standard Alternative Funds Limited)
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
(a) As of January 1, 2021, Amundi Pioneer Institutional Asset Management, Inc. merged with and into its affiliate Amundi Pioneer Asset
Management, Inc., which then changed its name to Amundi Asset Management US, Inc.

132 - Notes to Financial Statements - October 31, 2021 - International Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2021, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2021, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2022.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth Up to $1 billion 0.70%
$1 billion and more 0.67%
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Debt All Assets 0.70%
Global Sustainable Equity Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
International Growth 0.70% 0.62%
Global High Yield 0.64 0.49
Strategic Income 0.55 0.31
International Equities 0.75 0.75
Emerging Markets Debt 0.70 0.57
Global Sustainable Equity 0.75 0.50
International Small Cap 0.94 0.92
Fund Classes
Amount
(annual rate)
International Growth(a) All Classes 0.72%
Global High Yield All Classes 0.70
Strategic Income All Classes 0.49
International Equities All Classes 1.10
Emerging Markets Debt All Classes 0.90
Global Sustainable Equity All Classes 0.95
International Small Cap All Classes 0.99
(a) Until June 30, 2022.

International Funds - October 31, 2021 - Notes to Financial Statements - 133
waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2021, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2021, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2021, NFM earned an aggregate of $993,079 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2021, the Funds’ aggregate portion of such costs amounted to $5,912.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate as follows:
Fund
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount Total
International Growth $ 48,249(a) $ 283,517 $ 249,610 $ 581,376
Global High Yield 182,610 187,366 179,168 549,144
Strategic Income 121,719 371,670 370,812 864,201
International Equities — — — —
Emerging Markets Debt 96,599 104,312 101,667 302,578
Global Sustainable Equity 150,643 151,252 150,314 452,209
International Small Cap 193,035 196,430 141,089 530,554
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $8,281 for the period from October 1, 2019 through October 31, 2019 and $39,968 for the period from June 1, 2019 through September 30, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

134 - Notes to Financial Statements - October 31, 2021 - International Funds
0.25% of the average daily net assets of Class A shares
of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares
of each Fund (0.75% of which may be a distribution fee
and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2021, the Funds imposed aggregate front-end sales charges of $31,975. From
these fees, NFD retained a portion amounting to $4,468.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class
A CDSCs are 1.00% for International Growth, International
Equities, Global Sustainable Equity, and International Small
Cap. Applicable Class A CDSCs are 0.75% for Global High
Yield, Strategic Income and Emerging Markets Debt. Class C
CDSCs are 1.00% for all Funds. During the year ended October
31, 2021, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Eagle Class, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2021, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2021, each Fund’s total administrative services fees were as follows:
Fund Class A Class C Eagle Class
Institutional
Service Class
International Growth 0.08 % N/A 0.01% 0.25%
Global High Yield 0.03 0.06 % N/A 0.10
Strategic Income 0.08 0.11 N/A 0.12
International Equities 0.09 0.07 N/A 0.04
Emerging Markets Debt N/A N/A N/A 0.09
Global Sustainable Equity 0.10 0.01 N/A 0.10
International Small Cap 0.17 N/A N/A 0.10
N/A — Not Applicable.
Fund Amount
International Growth $ 707,038
Global High Yield 2,404
Strategic Income 54,938
International Equities 9,320
Emerging Markets Debt 31
Global Sustainable Equity 50,397
International Small Cap 39,033

International Funds - October 31, 2021 - Notes to Financial Statements - 135
As of October 31, 2021, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
On June 2, 2021, Nationwide Retirement Solutions, a wholly-
owned subsidiary of NFSDI, made a $77,738 contribution to
the International Growth to offset capital losses due to the sale of securities. See the International Growth Financial Highlights
for the impact on the total return of the Fund.
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon,
and Wells Fargo Bank National Association (the “Lenders”),
permitting the Trusts, in aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Borrowings under this arrangement accrue
interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day,
(b) the Federal Funds Effective Rate in effect on such day and
(c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Interest costs, if any, would be shown on the Statement of
Operations. No compensating balances are required under the
terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law,
each Lender has the right, upon any amount becoming due
and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 7,
2022. During the year ended October 31, 2021, the Funds had
no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2021, none of the Funds engaged
in interfund lending.
Investment Transactions
For the year ended October 31, 2021, purchases and sales of securities (excluding short-term securities) were as follows:
Fund
% of Shares
Outstanding
Owned
International Growth 89.24%
Global High Yield 97.30
Strategic Income 63.57
International Equities —
Emerging Markets Debt 99.82
Global Sustainable Equity —
International Small Cap 68.71
Amounts designated as "—" are zero or have been rounded to zero.
Fund Purchases
*
Sales
*
International Growth $ 57,393,207 $ 85,939,036
Global High Yield 129,772,129 134,959,731
Strategic Income 144,621,362 149,103,452
International Equities 83,882,097 79,076,433
Emerging Markets Debt 40,352,544 40,971,172
Global Sustainable Equity 23,195,239 27,127,902

136 - Notes to Financial Statements - October 31, 2021 - International Funds
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche”, is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest
Fund Purchases
*
Sales
*
International Small Cap 494,446,402 538,435,794
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - October 31, 2021 - Notes to Financial Statements - 137
is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.

138 - Notes to Financial Statements - October 31, 2021 - International Funds
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. U.S. Federal Reserve Bank's Alternative Reference
Rates Committee (the "ARR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. On March
5, 2021, ICE Benchmark Administration stated that it will
cease the publication of (i) the overnight and 1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR
publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings,
immediately following the LIBOR publication on December 31,
2021. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
In October 2020, the SEC approved new Rule 18f-4 under
the 1940 Act and further amended other rules and related
forms that govern the use of derivatives and certain other
transactions by registered open-end funds. Rule 18f-4 is a new principles-based, comprehensive derivatives risk management
program tailored specifically for each fund based on the types of derivatives the fund uses and how it uses such derivatives, in combination with other portfolio investments, to pursue its objective and strategies. Rule 18f-4 became effective February
19, 2021, and has a compliance date of August 19, 2022.
Management is currently evaluating the implications of the new rule and the other amendments and their impact on the Funds’
financial statement disclosures and reporting requirements.
In December 2020, the SEC approved new rule 2a-5 under
the 1940 Act that provides the requirements for determining
the fair value of a fund’s investments in good faith for purposes of section 2(a)(41) of the 1940 Act. Rule 2a-5 provides a
consistent framework and standard of baseline practices for
fair value determinations. It permits the Board to designate a valuation designee to perform fair value determinations, subject to its oversight. Rule 2a-5 became effective March 8, 2021, and has a compliance date of September 8, 2022. Management
is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
Other
As of October 31, 2021, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
International Growth 86.96% 2(a)
Global High Yield 88.69 4(a)
Strategic Income 55.59 4(a)
International Equities 80.88 2
Emerging Markets Debt 86.02 3(a)
Global Sustainable Equity 46.12 1
International Small Cap 42.43 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

International Funds - October 31, 2021 - Notes to Financial Statements - 139
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2021, the Funds recaptured the following amounts of brokerage commissions:
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2021 was as follows:
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
Fund Amount
International Small Cap $ 961
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 6,936,308 $ – $ 6,936,308 $ – $ 6,936,308
Global High Yield 6,346,909 – 6,346,909 – 6,346,909
Strategic Income 9,025,373 – 9,025,373 – 9,025,373
International Equities 4,317,556 – 4,317,556 – 4,317,556
Emerging Markets Debt 1,035,548 – 1,035,548 – 1,035,548
Global Sustainable Equity 97,993 564,402 662,395 – 662,395
International Small Cap 6,507,087 – 6,507,087 – 6,507,087
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 1,259,332 $ 26,669 $ 1,286,001 $ – $ 1,286,001
Global High Yield 5,046,203 – 5,046,203 – 5,046,203
Strategic Income 4,736,718 – 4,736,718 – 4,736,718
International Equities 3,436,529 – 3,436,529 – 3,436,529
Emerging Markets Debt 1,860,404 – 1,860,404 652,595 2,512,999
Global Sustainable Equity 873,299 2,409,196 3,282,495 – 3,282,495
International Small Cap 13,322,576 – 13,322,576 – 13,322,576
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

140 - Notes to Financial Statements - October 31, 2021 - International Funds
As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2021, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2021, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2021.
During the year ended October 31, 2021, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
International
Growth $ 3,356,515 $ 13,538,071 $ 16,894,586 $ – $ – $ – $ 121,362,087 $ 138,256,673
Global High Yield 3,371,013 – 3,371,013 7,826 – (3,510,106) (471,302) (602,569)
Strategic Income 1,504,794 – 1,504,794 30,023 – (1,915,379) 1,796,637 1,416,075
International
Equities 3,899,492 – 3,899,492 – – (10,572,972) 48,168,531 41,495,051
Emerging Markets
Debt 2,364,370 – 2,364,370 7,795 – (88,601) (2,913,783) (630,219)
Global Sustainable
Equity 2,678,993 4,855,859 7,534,852 – – – 22,427,859 29,962,711
International Small
Cap 56,235,570 44,726,069 100,961,639 – – – 130,454,079 231,415,718
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 175,271,503 $ 129,737,006 $ (8,375,934) $ 121,361,072
Global High Yield 114,936,867 5,054,291 (5,391,674) (337,383)
Strategic Income 139,042,059 11,580,901 (9,658,072) 1,922,829
International Equities 164,971,842 51,784,473 (3,619,253) 48,165,220
Emerging Markets Debt 69,773,917 2,296,954 (4,793,569) (2,496,615)
Global Sustainable Equity 41,756,721 23,874,365 (1,449,356) 22,425,009
International Small Cap 603,082,317 161,040,100 (30,558,222) 130,481,878
Fund Amount
Global High Yield $(3,510,106)
Strategic Income (1,915,379)
International Equities (10,572,972)
Emerging Markets Debt (88,601)
Fund Utilized
Global High Yield $4,110,774
Strategic Income 2,975,810
International Equities 7,922,664
Emerging Markets Debt 725,921
International Small Cap 3,979,683

International Funds - October 31, 2021 - Notes to Financial Statements - 141
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

142 - Report of Independent Registered Public Accounting Firm - October 31, 2021 - International Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide AllianzGI International Growth
Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard
International Equities Fund, Nationwide Emerging Markets Debt Fund, Nationwide Global Sustainable Equity Fund and
Nationwide International Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
AllianzGI International Growth Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund,
Nationwide Bailard International Equities Fund, Nationwide Emerging Markets Debt Fund, Nationwide Global Sustainable Equity
Fund and Nationwide International Small Cap Fund (seven of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2021
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

International Funds - October 31, 2021 (Unaudited) - Supplemental Information - 143
Other Federal Tax Information
For the year ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2021 Form 1099-DIV.
For the taxable year ended October 31, 2021, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2021, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2021, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
International Growth – %
Global High Yield –
Strategic Income 0.47
International Equities 0.09
Emerging Markets Debt –
Global Sustainable Equity 98.88
International Small Cap 0.15
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount
International Growth $ 2,409,987
Global High Yield –
Strategic Income –
International Equities –
Emerging Markets Debt –
Global Sustainable Equity 564,402
International Small Cap 5,591,784
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
International Growth $ 1,034,012 $ 0.1102
Global High Yield – –
Strategic Income – –
International Equities 5,341,095 0.2373
Emerging Markets Debt 3,525,423 0.4825
Global Sustainable Equity – –
International Small Cap 13,324,859 0.2543
Amounts designated as "−" are zero or have been rounded to zero.
Fund Amount Per Share
International Growth $ 190,639 $ 0.0203
Global High Yield – –
Strategic Income – –
International Equities 414,896 0.0184
Emerging Markets Debt 98,164 0.0134
Global Sustainable Equity – –
International Small Cap 903,149 0.0172
Amounts designated as "−" are zero or have been rounded to zero.

International Funds - October 31, 2021 - Management Information - 145
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 49 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
2
Director of Dentsply International, Inc. (dental products) from 2002 to 2016, Terex Corporation (construction equipment) from 2004 to present, Bank of the Ozarks, from 2016 to present, and KapStone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Cholmondeley has significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company and past experience as an executive in a private service-based company. Ms. Cholmondeley is a former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience; significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration, and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison
Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through
December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and
Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of
Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
2
Director and Vice-Chair of Smithsonian Institution Environmental Research Board from 2016 to present, and Director of Smithsonian Institution Libraries
Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Dryden has significant board experience and significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.

146 - Management Information - October 31, 2021 - International Funds
Interested Trustee
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 114
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 114
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 114
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 114
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - October 31, 2021 - Management Information - 147
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
3
Mr. Hirsch will be released of his officer responsibilities as of December 8, 2021. Mr. Grether will assume his role and responsibilities and will be named an officer of the trust effective December 8, 2021.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc., and Nationwide Mutual Insurance Company,
LLC. He is also the President of Nationwide Securities.
=
2
Brian Hirsch
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Kevin Grether
3
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Chief Compliance Officer effective December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide
Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice
President of Nationwide Mutual Insurance Company.
=
2
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

148 - Market Index Definitions - October 31, 2021 - International Funds
Bloomberg U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg U.S. Government/Credit Bond 1-3 Year Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Bloomberg U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate index.
Note about Bloomberg Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2021 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).

International Funds - October 31, 2021 - Market Index Definitions - 149
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2021. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2021).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2021, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.

150 - Market Index Definitions - October 31, 2021 - International Funds
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2021 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

International Funds - October 31, 2021 - Market Index Definitions - 151
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.

152 - Market Index Definitions - October 31, 2021 - International Funds
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2021 by Standard & Poor's Financial Services LLC. All rights reserved.

International Funds - October 31, 2021 - Glossary - 153
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees, and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index, or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

154 - Glossary - October 31, 2021 - International Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s, and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

International Funds - October 31, 2021 - Glossary - 155
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology, and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12-21)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insura nce Company. © 2021

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
§
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021, respectively.

	2020	2021

Audit Fees	$1,102,194	$1,278,966
Audit-Related Fees	$82,510	$0
Tax Fees (a)	$45,984	$38,503
All Other Fees	$0	$450

Total	$1,230,688	$1,317,919

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, BBD, LLP (“BBD”), for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021, respectively.

	2020	2021*

Audit Fees	$13,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees (a)	$3,000	N/A
All Other Fees	$0	N/A

Total	$16,000	N/A

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.
*
BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021, respectively.

	2020	2021

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by BBD to the registrant’s investment adviser, NFA, and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021, respectively.

	2020	2021*

Audit-Related Fees	None	N/A
Tax Fees	None	N/A
All Other Fees	None	N/A

Total	None	N/A

*
BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2020 and October 31, 2021, respectively:

	2020	2021

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2020 and October 31, 2021, respectively:

	2020	2021

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by BBD to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2020 and October 31, 2021, respectively:

	2020	2021*

Audit-Related Fees	None	N/A
Tax Fees	None	N/A
All Other Fees	None	N/A

Total	None	N/A

*
BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year.

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by BBD to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2020 and October 31, 2021, respectively:

	2020	2021*

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

*
BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended October 31, 2021, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended October 31, 2020, and October 31, 2021, were $621,833 and $66,634, respectively.

4(g) The aggregate fees billed by BBD for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended October 31, 2020, and October 31, 2021, were $0 and $0*, respectively.

*
BBD, LLP is no longer the principal accountant for the Nationwide BNY Mellon Disciplined Value Fund beginning with the 2021 Fiscal Year.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;
(3)

Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C.
§
80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
§
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR
§
270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR
§
240.13a-15(b) or
§
240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of December 8, 2021 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
§
270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                               _/s/ Lee T. Cummings_______________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      January 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                               _/s/ Michael S. Spangler____________
Name:    Michael S. Spangler
Title:      Principal Executive Officer
Date:      January 14, 2022

By (Signature and Title)*                               __/s/ Lee T. Cummings_____________
Name:    Lee T. Cummings
Title:      Principal Financial Officer
Date:      January 14, 2022

*
Print the name and title of each signing officer under his or her signature.